UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

VA Small Value Portfolio

VA Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

•  Security is being fair valued as of November 30, 2007.

(r)  The adjustable rate shown is effective as of November 30, 2007.

(t)  Face Amount Denominated in Australian Dollar.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

Financial Highlights

(A)  Computed using average shares outstanding.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

VA Small Value Portfolio vs. Russell 2000 Value Index
November 30, 1997-November 30, 2007

Growth of $10,000

VA Small Value Portfolio
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$28,607
$24,821

Average Annual Total Return	One Year	Five Years	Ten Years
	-11.45%	16.66%	11.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VA Large Value Portfolio vs. Russell 1000 Value Index
November 30, 1997-November 30, 2007

Growth of $10,000

VA Large Value Portfolio
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$21,785
$20,708

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.47%	13.91%	7.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VA International Value Portfolio vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000

VA International Value Portfolio
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$34,990
$23,680

Average Annual Total Return	One Year	Five Years	Ten Years
	17.66%	26.82%	13.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

VA International Small Portfolio vs.
MSCI EAFE Small Cap Index (net dividends), MSCI EAFE Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
VA International Small Portfolio
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$35,520
$30,598
$24,971

Average Annual Total Return	One Year	Five Years	Ten Years
	13.94%	27.84%	13.51%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

VA Short-Term Fixed Portfolio vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
November 30, 1997-November 30, 2007

Growth of $10,000

VA Short-Term Fixed Portfolio
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$15,220
$14,829
$14,736
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	4.99%	2.80%	3.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VA Global Bond Portfolio vs.
Citigroup World Government Bond Index 1-5 Years (hedged)
November 30, 1997-November 30, 2007

Growth of $10,000

VA Global Bond Portfolio
Citigroup World Government Bond Index 1-5 Years (hedged)
Lehman Brothers Aggregate Bond Index
$20,000
$10,000
$0
$17,990
$16,373
$16,318
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.06%	3.64%	5.05%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup. Lehman Brothers data provided by Lehman Brothers, Inc.

3

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except the DFA Real Estate Securities Portfolio and portfolios investing in The U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

VA Small Value Portfolio

The VA Small Value Portfolio seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Portfolio held approximately 1,100 stocks and essentially was fully invested in equities throughout the year: cash levels were less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally

4

outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, –1.17% for the Russell 2000 Index®, –8,22% for the Russell 2000 Value Index®,and –11.45% for the VA Small Value Portfolio. Relative to the Russell 2000 Value Index®, underperformance of the Portfolio was primarily due to lower exposure to stocks with less pronounced value characteristics as measured by book-to-market ratio. Stocks in the second lowest BtM quartile, which represented approximately 3% of the Portfolio compared to approximately 19% for the Russell 2000 Value Index, outperformed the Index by approximately 11 percentage points. The Portfolio's underperformance was also attributable to greater exposure than the Index to stocks with stronger value characteristics, approximately 71% of the Portfolio compared to 41% of the Index, which underperformed the Russell 2000 Value Index® by more than six percentage points.

VA Large Value Portfolio

The VA Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company value stocks, but does not attempt to track closely a specific equity index. The Portfolio held approximately 230 stocks as of November 30, 2007, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 3.06% for the Russell 1000 Value Index® and -0.47% for the VA Large Value Portfolio. Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the highest BtM quartile, (most pronounced value stocks), which represented approximately 90% of the Portfolio compared to approximately 47% of the Index, underperformed stocks in the lower quartiles by more than 10 percentage points. Consumer discretionary stocks, which represented approximately 23% of the Portfolio compared to approximately 8% of the Index, underperformed the Index by more than 9 percentage points. The Portfolio underperformed the Russell 1000 Value Index® by approximately 4.5 percentage points in July and August of 2007, two months with very negative value premium as shown by the outperformance of more than 3.5% by the Russell 1000 Growth Index® relative to the Russell 1000 Value Index®.

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

5

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Source: Morgan Stanley Capital International

International Equity Portfolios' Performance Overview

VA International Value Portfolio

The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Portfolio held 511 stocks in 22 developed country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: cash equivalents were about 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends) and 12.30% for the MSCI EAFE Value Index (net dividends). Total return for the VA International Value Portfolio over the year ended November 30, 2007 was 17.66%. Relative to the MSCI EAFE Index (net dividends), the better performance of the Portfolio was primarily due to portfolio composition differences with the Index. The Portfolio had a greater exposure than the Index to German stocks, approximately 13% compared to 8% for the Index, which stocks outperformed the Index by approximately 22 percentage points. The Portfolio also had a lower exposure than the Index to Japanese stocks, approximately 12% compared to 22% for the MSCI EAFE Index, which stocks underperformed the Index by approximately 15 percentage points.

VA International Small Portfolio

The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2007, the Portfolio held 2,200 stocks in 22 developed country markets, and essentially was fully invested in equities throughout the year: cash equivalents were less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international small company stocks underperformed large company stocks. Total returns were 17.30% for the large company MSCI EAFE Index (net dividends), 8.60% for the MSCI EAFE Small Cap Index (net dividends), 6.69% for the MSCI EAFE Small Cap Index (price-only) and 13.94% for the VA International Small Portfolio. The MSCI EAFE Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI EAFE Small Cap Index (price-only) for performance comparison purposes until the MSCI EAFE Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index (net dividends), the outperformance of the Portfolio was primarily due to the Portfolio's larger allocation to stocks in Canada, Hong Kong, and Switzerland, which outperformed other countries in the Index, as well as a smaller allocation to Japanese stocks, which underperformed other countries in the Index.

6

Fixed Income Market Review  Year Ended November 30, 2007

For the year ended November 30, 2007, both short-term and long-term interest rates fell. To inject liquidity into segments of the credit markets hurt by subprime mortgage defaults, the Federal Reserve twice lowered the target rate for federal funds from 5.25% to 4.50% by November 30, 2007. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 24 basis points during the year ended November 30, 2007, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, inverted to start the year, steepened during the year to form a V-shape, with yields on short-term instruments exceeding yields on intermediate-term instruments.

	11/30/06	11/30/07	Change
Three-month LIBOR	5.37%	5.13%	–4.45%
10-Year U.S. Treasury note yield	4.46%	3.94%	–11.66%

Source: Bloomberg

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of a general flight to higher quality debt in the aftermath of subprime mortgage defaults, total return for fixed income strategies was primarily a function of credit quality. As an example of credit quality differences, total returns for the year ended November 30, 2007 were 7.61% for Ibbotson-Sinquefield Long Term Government Bonds and -0.07% for Ibbotson-Sinquefield Long Term Corporate Bonds. For the year ended November 30, 2007, total returns were 5.27% for three-month U.S. Treasury bills, 9.32% for five-year U.S. Treasury notes and 6.93% for 30-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios remained short, reflecting flat yield curves in the U.S.

Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

Fixed Income Portfolios' Performance Overview

VA Short-Term Fixed Portfolio

The VA Short-Term Fixed Portfolio seeks to maximize total return from a universe of high quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. The average maturity of the Portfolio fluctuated during the year under review but ended approximately even, from 39 days on November 30, 2006 to 40 days on November 30, 2007.

For the year ended November 30, 2007, total returns were 4.99% for the VA Short-Term Fixed Portfolio, 5.79% for the for the Merrill Lynch Six-Month US Treasury Bill Index and 6.02% for the Merrill Lynch One-Year US Treasury Note Index. The Portfolio underperformed both Indexes primarily due to maturity differences. The instruments held by the Portfolio were of a shorter term than those instruments represented in the Indexes and this difference in instrument maturity was the reason the Portfolio underperformed the Indexes.

VA Global Bond Portfolio

The VA Global Bond Portfolio seeks to maximize total return from a universe of U.S. government securities and high quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. Eligible countries for the Portfolio to invest in include the United States, Canada, the United Kingdom, Germany, Switzerland, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities

7

are shifted if premiums can be documented. The average maturity of the Portfolio decreased from about 2.1 years on November 30, 2006 to about 1.3 years on November 30, 2007. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were less than 1% of Portfolio assets.

For the year ended November 30, 2007, total returns were 5.06% for the VA Global Bond Portfolio, and 6.05% for the Lehman Brothers Aggregate Bond Index. Relative to the Lehman Brothers Aggregate Bond Index, underperformance of the Portfolio was primarily due to maturity differences. The Portfolio had a duration of 1.14 years on November 30, 2007 compared to 4.37 years for the Lehman Brothers Aggregate Bond Index, which shorter duration limited returns in a falling interest rate environment. Return differences were also attributable to the Portfolio's global allocation, which changed significantly during the year as the Portfolio reduced its allocation to Canada to take advantage of positive expected return premiums in non-US yield curves.

Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

VA Small Value Portfolio	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$819.90	0.55%	$2.51
Hypothetical 5% Annual Return	$1,000.00	$1,022.31	0.55%	$2.79
VA Large Value Portfolio
Actual Fund Return	$1,000.00	$881.80	0.27%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.71	0.27%	$1.38

9

VA International Value Portfolio	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$992.80	0.47%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.72	0.47%	$2.37
VA International Small Portfolio
Actual Fund Return	$1,000.00	$960.10	0.63%	$3.07
Hypothetical 5% Annual Return	$1,000.00	$1,021.93	0.63%	$3.17
VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,024.30	0.30%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.30%	$1.53
VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,028.20	0.30%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.30%	$1.54

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
VA Small Value Portfolio	16.6%	3.4%	8.4%	25.4%	5.4%	13.7%	19.2%	6.3%	—	0.7%	0.9%	—	100.0%
VA Large Value Portfolio	18.0%	5.3%	13.3%	32.7%	1.2%	13.6%	4.5%	4.1%	—	7.3%	—	—	100.0%
VA International Value Portfolio	13.0%	4.1%	4.9%	46.1%	0.2%	7.2%	2.1%	9.7%	0.1%	8.5%	3.8%	0.3%	100.0%
VA International Small Portfolio	17.7%	7.1%	6.5%	13.4%	5.1%	26.5%	9.3%	11.6%	0.3%	0.8%	1.6%	0.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
VA Short-Term Fixed Portfolio	43.4%	0.0%	51.8%	4.8%	—	100.0%
VA Global Bond Portfolio	22.7%	1.4%	32.9%	39.2%	3.8%	100.0%

11

VA SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Shares	Value†
COMMON STOCKS — (91.9%)
1st Source Corp.	7,280	$146,619
* 3Com Corp.	150,900	650,379
* 4Kids Entertainment, Inc.	3,800	47,500
* 99 Cents Only Stores	11,600	93,496
A. Schulman, Inc.	8,700	187,572
* A. T. Cross Co. Class A	1,675	14,991
* A.C. Moore Arts & Crafts, Inc.	3,400	53,958
A.M. Castle & Co.	4,400	110,440
A.O. Smith Corp.	4,510	159,609
Aaron Rents, Inc.	1,000	20,110
* Abington Bancorp, Inc.	1,900	16,834
*# AbitibiBowater Canada, Inc.	8,528	191,539
* Abraxas Petroleum Corp.	1,000	3,400
* Accelrys, Inc.	1,407	11,298
* Accuride Corp.	9,400	71,346
Aceto Corp.	7,800	61,776
Acme Communications, Inc.	5,900	18,408
* Acorn Factor, Inc.	1,500	6,375
* Actel Corp.	8,900	97,544
* Active Power, Inc.	10,070	22,657
* ActivIdentity Corp.	16,421	66,833
* Adaptec, Inc.	44,846	150,234
* Adolor Corp.	9,184	35,818
Advanta Corp. Class A	2,600	24,232
Advanta Corp. Class B	4,300	43,043
* Aehr Test Systems	187	1,094
* Aetrium, Inc.	1,800	9,576
Affirmative Insurance Holdings, Inc.	5,200	57,564
Agilysys, Inc.	10,400	144,456
* AirNet Systems, Inc.	2,200	4,334
Alabama National Bancorporation	7,400	571,946
Alamo Group, Inc.	3,675	67,987
* Alaska Air Group, Inc.	13,600	344,488
Alaska Communications Systems Group, Inc.	485	7,275
* Albany Molecular Research, Inc.	12,600	166,446
Aldila, Inc.	700	12,019
Alfa Corp.	24,000	518,640
Alliance Semiconductor Corp.	4,600	7,176
* Allied Defense Group, Inc.	1,900	11,115
* Allied Healthcare International, Inc.	16,200	39,852
* Allied Healthcare Products, Inc.	1,700	10,625
* Allied Motion Technologies, Inc.	400	1,784
* Allion Healthcare, Inc.	6,200	36,332
* Allis-Chalmers Energy, Inc.	7,700	116,655
* Alloy, Inc.	4,200	28,350
Alpharma, Inc. Class A	14,600	306,600
* AmComp, Inc.	3,500	34,615
* Amerco, Inc.	6,865	449,452
American Axle & Manufacturing Holdings, Inc.	20,300	469,336
American Bancorp of New Jersey, Inc.	4,800	51,360
* American Dental Partners, Inc.	250	4,982
American Equity Investment Life Holding Co.	20,500	184,705
American Greetings Corp. Class A	19,000	441,940

	Shares	Value†
# American Italian Pasta Co.	5,500	$39,875
* American Pacific Corp.	700	10,290
American Physicians Capital, Inc.	3,600	151,056
American Physicians Services Group, Inc.	500	9,750
American Shared Hospital Services	400	1,212
American West Bancorporation	5,200	94,380
* America's Car-Mart, Inc.	4,500	48,825
Ameris Bancorp	700	11,781
* AmeriServe Financial, Inc.	7,800	22,776
Ameron International Corp.	54	5,712
* AMICAS, Inc.	16,950	41,866
Analogic Corp.	47	2,530
* Analysts International Corp.	5,600	7,280
* Anaren, Inc.	6,200	95,480
Anchor Bancorp Wisconsin, Inc.	3,400	86,428
* Andrew Corp.	47,600	697,816
Angelica Corp.	3,300	57,189
* AngioDynamics, Inc.	7,176	139,286
* Answerthink, Inc.	17,100	77,634
* APA Enterprises, Inc.	800	816
* Applera Corp. - Celera Group	3,200	48,384
Applied Industrial Technologies, Inc.	13,425	405,569
* Applied Micro Circuits Corp.	100,455	252,142
Applied Signal Technologies, Inc.	4,100	52,357
* Arbinet-thexchange, Inc.	9,300	55,335
# Arctic Cat, Inc.	4,500	48,015
* Argo Group International Holdings, Ltd.	7,002	276,649
* Argon ST, Inc.	3,000	54,660
Arkansas Best Corp.	9,500	216,600
* Arotech Corp.	4,100	10,578
ArvinMeritor, Inc.	27,500	278,025
Asbury Automotive Group, Inc.	13,770	230,510
* Ashworth, Inc.	4,000	15,240
* Aspen Technology, Inc.	5,900	100,064
Asset Acceptance Capital Corp.	8,800	99,440
* Astea International, Inc.	40	251
Astro-Med, Inc.	1,375	13,035
* Atlantic American Corp.	1,900	3,325
* Atlantis Plastics, Inc.	579	486
* ATS Medical, Inc.	10,600	20,882
* Audiovox Corp. Class A	5,000	63,850
* Authentidate Holding Corp.	8,900	6,775
* Autobytel, Inc.	15,600	50,232
* AutoImmune, Inc.	100	136
* Avalon Holding Corp. Class A	262	1,703
* Avanex Corp.	5,400	8,100
*# Avatar Holdings, Inc.	3,200	139,392
Avici Systems, Inc.	2,300	17,089
* Avid Technology, Inc.	8,100	214,893
* Aviza Technology, Inc.	4,380	9,198
* Avocent Corp.	10,100	251,490
* Aware, Inc.	1,426	7,030
* Axcelis Technologies, Inc.	36,600	173,484
* Axsys Technologies, Inc.	3,200	135,360
* AXT, Inc.	7,406	32,068
* B of I Holding, Inc.	3,182	22,751

12

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Baldor Electric Co.	6,400	$216,000
Baldwin & Lyons, Inc. Class B	3,050	82,167
* Baldwin Technology Co., Inc. Class A	2,876	14,092
* Ballantyne of Omaha, Inc.	4,600	26,726
* Bancinsurance Corp.	625	3,375
BancTrust Financial Group, Inc.	57	695
* Bank of Florida Corp.	4,593	58,790
Bank of Granite Corp.	200	2,310
BankAtlantic Bancorp, Inc. Class A	11,212	43,166
BankFinancial Corp.	7,900	124,899
# BankUnited Financial Corp. Class A	12,300	98,154
Banner Corp.	3,673	110,043
* Basic Energy Services, Inc.	10,000	195,000
Bassett Furniture Industries, Inc.	2,700	24,030
*# BearingPoint, Inc.	72,600	264,990
Beasley Broadcast Group, Inc.	2,750	19,250
# Beazer Homes USA, Inc.	400	3,396
Bel Fuse, Inc. Class B	683	20,435
* Bell Industries, Inc.	1,860	2,995
* Bell Microproducts, Inc.	9,750	54,600
Belo Corp. Class A	38,800	642,528
* Benchmark Electronics, Inc.	27,623	495,833
Benjamin Franklin Bancorp, Inc.	3,100	40,858
Berkshire Hills Bancorp, Inc.	3,200	77,664
Beverly Hills Bancorp, Inc.	7,108	38,525
* BFC Financial Corp.	1,525	2,196
*• Big 4 Ranch, Inc.	300	—
* Big Lots, Inc.	14,100	263,247
* BioScrip, Inc.	14,260	125,345
* Birks & Mayors, Inc.	295	1,844
Black Box Corp.	6,700	246,560
# Blockbuster, Inc. Class A	20,519	73,253
* Blockbuster, Inc. Class B	22,500	67,725
* Bluegreen Corp.	9,800	70,364
* BNCCORP., Inc.	300	4,551
* BNS Holding, Inc.	240	3,540
Bob Evans Farms, Inc.	13,400	413,256
Bogen Communications International, Inc.	1,000	6,500
* Bois d'Arc Energy, Inc.	18,400	360,640
* Bookham, Inc.	12,660	32,156
Books-A-Million, Inc.	3,570	43,161
Borders Group, Inc.	3,200	40,032
* Borland Software Corp.	27,600	89,148
# Boston Private Financial Holdings, Inc.	13,300	366,282
Bowne & Co., Inc.	300	5,418
*# BPZ Resources, Inc.	38	433
* Bradley Pharmaceuticals, Inc.	5,100	100,419
* Breeze-Eastern Corp.	215	2,408
Briggs & Stratton Corp.	18,800	428,640
* Brigham Exploration Co.	16,400	113,324
* Bristow Group, Inc.	9,000	495,000
* Bronco Drilling Co., Inc.	9,900	142,164
Brookline Bancorp, Inc.	22,100	226,525
* Brooks Automation, Inc.	27,300	366,639
* Buca, Inc.	7,352	8,381
* Buckeye Technologies, Inc.	12,923	184,540
# Building Materials Holding Corp.	7,700	44,044
* Butler International, Inc.	1,000	450
# C&D Technologies, Inc.	9,700	51,313

	Shares	Value†
Cadence Financial Corp.	2,600	$42,510
* CalAmp Corp.	6,500	16,770
* California Coastal Communities, Inc.	2,900	17,110
California First National Bancorp	1,000	12,410
* California Micro Devices Corp.	8,300	32,619
* Caliper Life Sciences, Inc.	13,208	72,248
* Callon Petroleum Co.	6,538	97,743
* CallWave, Inc.	7,952	22,266
* Cantel Medical Corp.	6,050	107,024
* Capital Senior Living Corp.	5,900	48,439
*# Capstone Turbine Corp.	100	122
* Captaris, Inc.	5,400	21,924
* Caraustar Industries, Inc.	7,400	30,562
* Cardiac Science Corp.	8,630	72,751
Cardinal Financial Corp.	8,700	83,346
* Cardiotech International, Inc.	842	775
*# Caribou Coffee Co.	2,694	12,339
Carmike Cinemas, Inc.	4,500	53,100
* Carriage Services, Inc.	6,800	72,556
* Carrier Access Corp.	12,200	27,694
Cascade Financial Corp.	200	2,732
* Cascade Microtech, Inc.	1,500	14,100
* Catalina Lighting, Inc.	120	606
* Catalyst Semiconductor, Inc.	6,200	32,302
* Catalytica Energy Systems, Inc.	286	1,816
* Catapult Communications Corp.	4,750	34,437
# Cathay General Bancorp	7,000	202,860
* Cavalier Homes, Inc.	7,000	14,280
* Cavco Industries, Inc.	2,300	86,802
*# Centennial Bank Holdings, Inc.	19,900	100,495
* Centillium Communications, Inc.	2,400	3,312
* Central Garden & Pet Co.	8,400	45,108
* Central Garden & Pet Co. Class A	13,800	72,450
Central Pacific Financial Corp.	11,700	236,457
* CEVA, Inc.	7,400	75,776
CFS Bancorp, Inc.	3,600	51,156
Champion Industries, Inc.	1,800	9,738
* Channell Commercial Corp.	100	210
* Charming Shoppes, Inc.	20,312	112,325
*# Charter Communications, Inc.	35,057	46,275
* Checkpoint Systems, Inc.	900	21,384
Chemical Financial Corp.	8,480	212,848
Chemtura Corp.	600	4,500
Chesapeake Corp.	5,500	33,550
Chiquita Brands International, Inc.	14,800	284,012
* Chromcraft Revington, Inc.	100	485
Churchill Downs, Inc.	3,200	167,936
* Ciber, Inc.	18,600	126,852
* Cincinnati Bell, Inc.	15,500	73,780
* Ciprico, Inc.	1,000	5,325
CIRCOR International, Inc.	5,405	234,523
# Citadel Broadcasting Co.	39,500	90,850
Citizens Community Bancorp, Inc.	2,754	25,309
Citizens First Bancorp, Inc.	2,700	39,744
Citizens Republic Bancorp, Inc.	15,100	214,722
*# Citizens, Inc.	3,909	25,643
* Clarus Corp.	4,500	28,350
* CNA Surety Corp.	15,830	326,573
Coachmen Industries, Inc.	4,100	21,607
Coast Distribution System, Inc.	800	5,368
Cobra Electronics Corp.	1,000	5,440

13

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* Coherent, Inc.	11,897	$342,277
Cohu, Inc.	7,700	120,505
* Coley Pharmaceutical Group, Inc.	514	4,097
Collectors Universe, Inc.	2,700	37,800
* Comforce Corp.	1,240	2,716
Commerce Group, Inc.	6,000	215,700
*#• Commerce One, Inc.	4,310	—
* Commercial Vehicle Group, Inc.	7,600	101,308
Communications Systems, Inc.	1,000	11,200
* Community Bancorp	600	10,818
Community Bank System, Inc.	10,200	205,734
Community Trust Bancorp, Inc.	3,300	93,225
Compass Diversified Holdings	3,800	56,582
* Competitive Technologies, Inc.	2,300	4,922
* Complete Production Services, Inc.	3,000	53,160
*# CompuCredit Corp.	9,303	120,567
* Computer Task Group, Inc.	6,200	32,240
CompX International, Inc.	200	2,820
*# Comstock Homebuilding Companies, Inc.	950	836
* Comstock Resources, Inc.	16,900	566,150
* Concord Camera Corp.	1,300	3,705
* Conexant Systems, Inc.	14,234	15,800
* Congoleum Corp. Class A	236	118
* Conmed Corp.	9,700	241,336
Connecticut Water Services, Inc.	2,800	68,068
* Conn's, Inc.	3,000	54,300
* Consolidated Graphics, Inc.	2,400	124,152
* Consumer Portfolio Services, Inc.	7,579	25,086
Cooper Companies, Inc.	9,000	387,270
Cooper Tire & Rubber Co.	21,100	324,518
* Core Molding Technologies, Inc.	1,300	9,191
* Core-Mark Holding Co., Inc.	2,300	61,709
* Cornell Companies, Inc.	3,652	85,895
* Corrpro Companies, Inc.	275	426
# Corus Bankshares, Inc.	8,565	81,282
*# Cost Plus, Inc.	5,400	17,010
* Covenant Transport Group Class A	3,300	23,529
* Cowen Group, Inc.	5,600	60,088
* Cox Radio, Inc.	13,400	157,852
* CPI Aerostructures, Inc.	1,500	13,080
* Credence Systems Corp.	35,400	72,570
* Crescent Financial Corp.	2,919	29,745
* Criticare Systems, Inc.	600	1,860
* Cross Country Healthcare, Inc.	10,928	159,112
* CSP, Inc.	66	462
CSS Industries, Inc.	4,100	162,278
CTS Corp.	9,000	95,130
* Culp, Inc.	4,464	37,140
* Cumulus Media, Inc. Class A	15,500	130,355
* CuraGen Corp.	11,561	12,255
* Curis, Inc.	2,700	2,457
* Cyberoptics Corp.	3,400	41,446
*# CytRx Corp.	75	250
D&E Communications, Inc.	5,508	80,252
* Data I/O Corp.	1,500	8,475
Dataram Corp.	3,283	11,162
Datascope Corp.	1,600	58,544
* Dearborn Bancorp, Inc.	1,979	20,225
Del Monte Foods Co.	800	7,040
Delphi Financial Group, Inc. Class A	11,266	433,065

	Shares	Value†
Delta Apparel, Inc.	1,040	$10,223
# Delta Financial Corp.	8,000	14,720
* Design Within Reach, Inc.	900	3,564
* Devcon International Corp.	400	1,048
* Diedrich Coffee, Inc.	2,094	7,643
* Digi International, Inc.	8,600	132,268
* Digimarc Corp.	6,800	63,852
* Digirad Corp.	6,400	22,912
* Digital Angel Corp.	5,600	5,264
Dime Community Bancshares	12,900	175,053
* Directed Electronics, Inc.	842	1,591
* Ditech Networks, Inc.	11,500	37,145
* Dixie Group, Inc.	3,900	35,100
* Dollar Thrifty Automotive Group, Inc.	8,100	210,114
*# Dominion Homes, Inc.	3,000	2,040
Donegal Group, Inc. Class A	7,473	126,219
Donegal Group, Inc. Class B	592	11,292
* Dorman Products, Inc.	2,900	40,629
* Dot Hill Systems Corp.	17,300	43,942
Dover Motorsports, Inc.	2,400	16,320
* drugstore.com, Inc.	100	306
* DSP Group, Inc.	9,700	131,241
* Duckwall-ALCO Stores, Inc.	1,100	32,538
* Ducommun, Inc.	3,900	143,364
* Dynamics Research Corp.	3,542	38,785
Eastern Co.	150	2,965
* Eastern Insurance Holdings, Inc.	2,400	38,952
* Easylink Services International Corp.	400	1,340
Ecology & Environment, Inc. Class A	210	2,268
* Edge Petroleum Corp.	10,800	63,720
* Edgewater Technology, Inc.	4,067	26,639
* EFJ, Inc.	8,900	26,077
Electro Rent Corp.	9,900	135,432
* Electro Scientific Industries, Inc.	10,500	212,625
* Electroglas, Inc.	4,512	6,542
* Electronics for Imaging, Inc.	200	4,588
EMC Insurance Group, Inc.	4,700	114,445
* Emerson Radio Corp.	9,800	13,720
* Emisphere Technologies, Inc.	200	652
# Emmis Communications Corp. Class A	11,700	50,427
* EMS Technologies, Inc.	5,400	157,194
* Encore Acquisition Co.	20,200	657,510
* Encore Capital Group, Inc.	8,700	89,349
Encore Wire Corp.	2,800	47,880
* Endologix, Inc.	100	264
* Endwave Corp.	3,700	29,008
* EnerSys	17,860	415,602
Ennis, Inc.	5,600	102,816
* EnPro Industries, Inc.	600	18,360
* Entegris, Inc.	48,700	421,742
Entercom Communications Corp.	11,400	185,706
* Entertainment Distribution Co., Inc.	16,114	11,280
* Entravision Communications Corp.	23,500	175,780
* Enzon Pharmaceuticals, Inc.	500	4,730
*# Epicept Corp.	407	582
* EPIQ Systems, Inc.	9,900	172,458
* ePlus, Inc.	2,500	26,225
Epoch Holding Corp.	800	11,192
*• ePresence, Inc. Escrow Shares	2,300	69
* Escala Group, Inc.	8,400	17,640

14

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* eSpeed, Inc.	5,800	$58,580
* ESS Technology, Inc.	11,900	17,731
* Esterline Technologies Corp.	8,749	456,873
* etrials Worldwide, Inc.	700	2,100
* Evans & Sutherland Computer Corp.	900	1,206
* Exar Corp.	11,468	105,391
* EXCO Resources, Inc.	15,500	216,690
* ExpressJet Holdings, Inc.	17,500	43,750
* Exterran Holdings, Inc.	12,209	977,208
* E-Z-EM, Inc.	4,000	82,800
* Fairchild Corp. Class A	5,813	14,067
Farmer Brothers Co.	5,500	126,445
Farmers Capital Bank Corp.	1,442	40,376
FBL Financial Group, Inc. Class A	10,900	404,063
Federal Agriculture Mortgage Corp. Class C	2,700	73,467
Federal Signal Corp.	10,600	121,900
* Federal-Mogul Corp.	5,000	3,675
Ferro Corp.	16,500	349,635
Fidelity Southern Corp.	1,200	13,200
Financial Institutions, Inc.	950	17,129
Finish Line, Inc. Class A	10,384	38,940
* Finlay Enterprises, Inc.	2,700	8,019
First Bancorp	2,000	38,220
* First Bank of Delaware	330	908
# First Commonwealth Financial Corp.	17,800	207,192
First Community Bancorp	10,300	463,397
First Defiance Financial Corp.	700	15,470
First Federal Bancshares of Arkansas, Inc.	400	6,100
First Financial Corp.	3,970	112,669
* First Investors Financial Services Group, Inc.	500	3,150
* First Keystone Financial, Inc.	100	1,200
* First Mariner Bancorp, Inc.	200	1,216
First Merchants Corp.	6,300	136,647
First Niagara Financial Group, Inc.	38,800	482,284
First Place Financial Corp.	6,075	87,723
First State Bancorporation	6,100	89,182
Firstbank Corp.	105	1,653
* FirstCity Financial Corp.	3,700	30,044
*# FirstFed Financial Corp.	1,200	42,024
Flagstar Bancorp, Inc.	18,500	116,550
Flexsteel Industries, Inc.	600	7,668
Flushing Financial Corp.	7,200	115,632
FNB Corp.	180	4,901
FNB United Corp.	4,100	51,250
Footstar, Inc.	3,300	14,850
* Forgent Networks, Inc.	2,600	3,484
* FPIC Insurance Group, Inc.	3,100	132,463
* Franklin Bank Corp.	6,000	25,500
* Franklin Covey Co.	7,100	49,629
*# Franklin Credit Management Corp.	2,400	2,520
* Franklin Electronic Publishers, Inc.	3,000	9,930
Fred's, Inc.	11,500	119,830
Frequency Electronics, Inc.	3,304	31,289
Friedman Industries, Inc.	2,536	18,386
* Frontier Airlines Holdings, Inc.	10,900	66,490
Frozen Food Express Industries, Inc.	5,100	28,152
* FSI International, Inc.	8,800	15,840
FTD Group, Inc.	6,400	85,760

	Shares	Value†
* Furmanite Corp.	3,292	$34,006
# Furniture Brands International, Inc.	17,400	176,262
G & K Services, Inc. Class A	8,200	333,494
*# Gander Mountain Co.	7,256	35,192
Gateway Financial Holdings, Inc.	4,400	58,476
GATX Corp.	3,600	133,308
GB&T Bancshares, Inc.	4,800	50,976
* Gehl Co.	3,900	63,219
* Gene Logic, Inc.	8,700	8,536
* Genesis Microchip, Inc.	14,099	71,059
*# Genitope Corp.	14,100	59,361
* Gentiva Health Services, Inc.	9,000	162,540
# Georgia Gulf Corp.	11,900	88,536
* Gerber Scientific, Inc.	4,600	43,700
German American Bancorp, Inc.	3,726	48,997
Gibraltar Industries, Inc.	10,700	149,586
* Gibraltar Packaging Group, Inc.	900	1,080
Glatfelter Co.	11,400	171,342
* GoAmerica, Inc.	21	118
* Golfsmith International Holdings, Inc.	1,700	6,800
* Gottschalks, Inc.	4,600	17,572
* GP Strategies Corp.	2,300	20,608
* Graphic Packaging Corp.	76,400	313,240
Gray Television, Inc.	11,939	101,601
Gray Television, Inc. Class A	1,000	8,615
* Great Lakes Bancorp, Inc.	4,172	53,777
* Great Wolf Resorts, Inc.	11,000	119,020
* Greatbatch, Inc.	4,600	94,668
# Greenbrier Companies, Inc.	3,600	79,848
Greene Bancshares, Inc.	3,900	116,493
* Grey Wolf, Inc.	9,000	45,720
* Griffon Corp.	10,700	138,244
Group 1 Automotive, Inc.	7,200	193,536
*# GTC Biotherapeutics, Inc.	6,700	6,767
* GTSI Corp.	2,800	27,104
Guaranty Federal Bancshares, Inc.	100	2,860
Gulf Island Fabrication, Inc.	2,800	89,068
* Hain Celestial Group, Inc.	13,200	436,656
* Hallmark Financial Services, Inc.	6,106	91,346
* Hampshire Group, Ltd.	900	11,295
# Handleman Co.	6,491	14,345
* Hanger Orthopedic Group, Inc.	7,700	80,542
Hardinge, Inc.	2,569	40,513
Harleysville Group, Inc.	10,893	381,255
Harleysville National Corp.	5,500	84,425
* Harris Interactive, Inc.	18,800	78,772
* Harris Stratex Networks, Inc. Class A	4,000	68,880
* Hartmarx Corp.	12,500	50,000
* Harvard Bioscience, Inc.	8,300	35,192
* Harvest Natural Resources, Inc.	13,500	175,905
* Hastings Entertainment, Inc.	3,300	29,832
# Haverty Furniture Co., Inc.	5,300	45,050
* Hawaiian Holdings, Inc.	1,900	9,747
* Hayes Lemmerz International, Inc.	23,288	96,179
*# Headwaters, Inc.	14,800	177,600
* HealthTronics, Inc.	11,300	47,912
* Henry Bros. Electronics, Inc.	1,200	6,000
Hercules Technology Growth Capital, Inc.	10,838	127,997
Heritage Commerce Corp.	2,400	42,720
* Herley Industries, Inc.	4,300	60,759

15

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
HF Financial Corp.	363	$5,496
* hi/fn, Inc.	4,100	24,067
* Hirsch International Corp. Class A	600	1,242
* Hi-Tech Pharmacal Co., Inc.	3,930	39,457
* Hkn, Inc.	3,200	27,520
HMN Financial, Inc.	750	17,978
* Hollywood Media Corp.	3,100	8,246
# Home Bancshares, Inc.	3,100	62,093
Hooper Holmes, Inc.	21,300	34,719
HopFed Bancorp, Inc.	100	1,450
Horace Mann Educators Corp.	14,766	288,823
* Horizon Offshore, Inc.	600	10,164
* HouseValues, Inc.	1,300	4,446
* Hutchinson Technology, Inc.	8,900	234,159
* Huttig Building Products, Inc.	8,000	30,560
* Hypercom Corp.	14,300	76,505
IBERIABANK Corp.	3,905	189,002
* Ibis Technology Corp.	1,900	817
IDT Corp.	6,300	48,762
IDT Corp. Class B	22,700	184,097
* iGATE Capital Corp.	8	68
* Ikanos Communications	5,200	30,836
IKON Office Solutions, Inc.	45,300	572,139
ILX Resorts, Inc.	800	4,800
* Image Entertainment, Inc.	4,600	18,032
* I-many, Inc.	4,000	13,000
Imation Corp.	12,300	246,861
* ImmunoGen, Inc.	539	2,587
Imperial Capital Bancorp, Inc.	1,500	34,200
# Imperial Sugar Co.	2,116	48,287
Independence Holding Co.	5,757	78,065
* Industrial Distribution Group, Inc.	1,900	21,318
* Infinity Pharmaceuticals, Inc.	1,975	18,940
Infinity Property & Casualty Corp.	6,600	257,994
* Infinity, Inc.	6,400	3,200
* InFocus Corp.	11,900	20,706
InfoSpace, Inc.	12,500	222,625
* Innotrac Corp.	900	3,105
* Innovex, Inc.	5,762	3,342
* Insight Enterprises, Inc.	16,464	326,152
*# Insmed, Inc.	676	602
* InsWeb Corp.	333	3,610
Integra Bank Corp.	5,192	83,435
* IntegraMed America, Inc.	123	1,531
* Integrated Silicon Solution, Inc.	12,900	84,108
* Intelligent Systems Corp.	500	1,650
* International Shipholding Corp.	400	10,264
* Internet Capital Group, Inc.	13,300	148,561
* Intersections, Inc.	6,500	64,285
* Interstate Hotels & Resorts, Inc.	6,100	28,487
Intervest Bancshares Corp.	1,700	27,081
* Interwoven, Inc.	10,039	123,279
* Intest Corp.	3,234	7,471
* IntriCon Corp.	700	9,660
Invacare Corp.	9,300	241,800
* Iomega Corp.	14,500	51,765
*# iPass, Inc.	23,900	104,443
Irwin Financial Corp.	10,100	82,113
* I-Trax, Inc.	7,400	26,788
* IXYS Corp.	11,100	85,803
J. Alexander's Corp.	2,399	26,389

	Shares	Value†
* Jaclyn, Inc.	200	$1,236
* Jaco Electronics, Inc.	550	710
* Jakks Pacific, Inc.	10,700	270,068
* Jarden Corp.	1,766	46,552
* JDA Software Group, Inc.	7,600	159,144
*# JetBlue Airways Corp.	9,900	69,300
* Jo-Ann Stores, Inc.	8,500	139,910
Johnson Outdoors, Inc.	2,696	62,116
Journal Communications, Inc. Class A	300	2,730
# Journal Register Co.	12,300	27,060
* JPS Industries, Inc.	1,000	5,750
* Jupitermedia Corp.	7,900	33,891
* Kadant, Inc.	4,800	141,408
Kaman Corp. Class A	4,500	143,550
* Katy Industries, Inc.	800	1,080
Keithley Instruments, Inc.	4,200	39,900
Kellwood Co.	7,718	115,693
Kelly Services, Inc. Class A	10,400	198,120
* Kemet Corp.	24,912	154,454
Kenneth Cole Productions, Inc. Class A	4,100	77,326
* Key Technology, Inc.	987	34,298
* Key Tronic Corp.	3,598	14,932
* Keynote Systems, Inc.	3,500	48,160
Kimball International, Inc. Class B	7,471	99,663
* Kindred Healthcare, Inc.	15,400	378,378
* Kirkland's, Inc.	6,100	4,575
* KMG America Corp.	1,950	12,090
KNBT Bancorp, Inc.	9,400	149,084
* Knight Capital Group, Inc.	24,505	327,142
* Kopin Corp.	23,100	83,160
* Kratos Defense & Security Solutions, Inc.	23,600	52,864
* KVH Industries, Inc.	1,850	16,077
L.S. Starrett Co. Class A	200	3,768
*# L-1 Identity Solutions, Inc.	27,677	514,239
* La Jolla Pharmaceutical Co.	300	1,113
*# LaBranche & Co., Inc.	14,530	77,154
LaCrosse Footwear, Inc.	900	16,191
Lakeland Bancorp, Inc.	8,114	93,392
* Lakeland Industries, Inc.	2,120	22,896
* Lakes Entertainment, Inc.	7,350	48,804
# LandAmerica Financial Group, Inc.	6,200	163,184
# Landry's Restaurants, Inc.	7,200	170,064
* Langer, Inc.	2,800	7,000
* Lannet Co., Inc.	6,599	23,756
* Lantronix, Inc.	2,300	2,243
* Lattice Semiconductor Corp.	41,300	138,768
* Lazare Kaplan International, Inc.	2,500	23,500
# La-Z-Boy, Inc.	17,687	96,571
* LCC International, Inc. Class A	5,400	13,230
* Leadis Technolgies, Inc.	1,600	4,448
* Lear Corp.	17,900	526,976
* LECG Corp.	3,800	60,268
* LeCroy Corp.	4,152	36,081
Lee Enterprises, Inc.	13,900	194,600
Legacy Bancorp, Inc.	3,500	44,555
* Lenox Group, Inc.	5,000	14,050
*# Level 3 Communications, Inc.	3,534	11,874
Levitt Corp. Class A	2,800	4,844

16

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Libbey, Inc.	4,200	$65,142
# Lifetime Brands, Inc.	4,800	61,536
* LightPath Technologies, Inc.	287	887
* Lin TV Corp.	10,500	117,810
Lithia Motors, Inc. Class A	5,052	78,811
LNB Bancorp, Inc.	2,406	34,286
* Lodgian, Inc.	8,606	98,625
* Logic Devices, Inc.	1,100	1,837
* LogicVision, Inc.	1,100	990
* LookSmart, Ltd.	6,900	20,010
* Loral Space & Communications, Inc.	7,200	246,528
Louisiana-Pacific Corp.	17,600	270,688
* Luby's, Inc.	8,900	97,277
* Lydall, Inc.	3,900	37,791
* M&F Worldwide Corp.	6,000	308,220
M/I Homes, Inc.	3,200	32,096
* Mace Security International, Inc.	4,900	10,094
* Mac-Gray Corp.	4,000	48,000
* Magna Entertainment Corp.	2,000	2,920
* Magnetek, Inc.	7,300	32,047
MainSource Financial Group, Inc.	6,528	98,312
* MAIR Holdings, Inc.	4,800	24,240
* Management Network Group, Inc.	12,850	30,712
*# MarineMax, Inc.	6,400	104,640
* Mariner Energy, Inc.	29,700	643,896
* Marlin Business Services, Inc.	4,200	56,700
* Martek Biosciences Corp.	10,300	266,358
* Marten Transport, Ltd.	7,800	85,488
* Material Sciences Corp.	5,234	43,285
* Matria Healthcare, Inc.	4,700	106,784
* Maxxam, Inc.	1,000	27,600
* Maxygen, Inc.	7,049	53,361
MB Financial, Inc.	12,800	405,760
MBT Financial Corp.	5,800	55,100
MCG Capital Corp.	20,500	231,650
McRae Industries, Inc. Class A	200	3,345
* Meade Instruments Corp.	5,400	6,966
* Meadowbrook Insurance Group, Inc.	12,300	113,037
Medallion Financial Corp.	6,000	58,980
* MedCath Corp.	6,015	152,901
Media General, Inc. Class A	8,000	198,160
*# Medialink Worldwide, Inc.	1,800	7,308
* Medical Staffing Network Holdings, Inc.	10,900	66,490
* MedQuist, Inc.	1,842	18,973
Mercantile Bank Corp.	215	3,683
Mercer Insurance Group, Inc.	2,391	42,345
* Mercury Computer Systems, Inc.	8,000	117,280
* Merge Technologies, Inc.	10,947	14,341
* Meridian Resource Corp.	32,168	55,972
* Merix Corp.	7,000	41,020
* Merrimac Industries, Inc.	200	1,840
* Mesa Air Group, Inc.	10,500	39,690
Metal Management, Inc.	2,100	96,642
Methode Electronics, Inc.	11,000	132,550
* Metro One Telecommunications, Inc.	925	1,822
MicroFinancial, Inc.	2,400	14,952
* Microtune, Inc.	321	1,669
Middlesex Water Co.	1,200	22,620
Midland Co.	400	25,584
* Midwest Air Group, Inc.	200	3,116

	Shares	Value†
# Midwest Banc Holdings, Inc.	5,400	$68,040
* Milacron, Inc.	1,132	3,260
Minerals Technologies, Inc.	6,500	434,850
* Misonix, Inc.	2,200	10,450
* MKS Instruments, Inc.	20,600	374,302
* Mobile Mini, Inc.	8,800	169,136
Modine Manufacturing Co.	11,503	233,281
* Mod-Pac Corp.	962	7,888
* Modtech Holdings, Inc.	3,163	2,910
* Moldflow Corp.	3,100	49,445
Monaco Coach Corp.	10,200	92,106
*# Monogram Biosciences, Inc.	13,770	17,075
* Monterey Pasta Co.	5,200	17,628
* Morton's Restaurant Group, Inc.	3,100	35,588
* MPS Group, Inc.	36,900	409,590
* MRV Communications, Inc.	13,300	29,792
* MSC. Software Corp.	58	766
* MTC Technologies, Inc.	3,000	49,050
Mueller Industries, Inc.	4,300	129,989
Mueller Water Products, Inc. Class B	3,000	30,030
* Multimedia Games, Inc.	3,700	29,378
NACCO Industries, Inc. Class A	800	81,048
* Nanogen, Inc.	9,800	6,178
* Nanometrics, Inc.	6,400	64,000
* Napster, Inc.	200	556
# Nash Finch Co.	4,036	144,045
* Nashua Corp.	500	5,855
* National Patent Development Corp.	1,500	3,750
# National Penn Bancshares, Inc.	8,860	139,191
National Presto Industries, Inc.	800	43,328
* National Technical Systems, Inc.	3,198	21,746
* Natrol, Inc.	5,100	22,185
* Natural Alternatives International, Inc.	1,700	13,651
* Natural Gas Services Group	4,200	75,768
*# Natural Health Trends Corp.	3,100	4,929
# Nautilus Group, Inc.	11,000	63,250
*# Navarre Corp.	8,000	16,880
* Navidec Financial, Inc.	38	29
* Navigant Consulting, Inc.	600	7,788
* Navigators Group, Inc.	6,000	352,200
* NCI Building Systems, Inc.	5,900	202,547
Neenah Paper, Inc.	200	6,036
# Nelnet, Inc. Class A	13,000	179,270
* Neose Technologies, Inc.	2,900	4,640
* Network Engines, Inc.	1,300	2,132
* Neurocrine Biosciences, Inc.	13,300	173,166
* Neurogen Corp.	18	59
New Hampshire Thrift Bancshares, Inc.	200	2,500
New Jersey Resources Corp.	8,900	449,005
NewAlliance Bancshares, Inc.	40,879	527,339
* Newpark Resources, Inc.	30,700	165,166
* Newport Corp.	11,200	148,512
* Newtek Business Services, Inc.	7,600	9,196
# NL Industries, Inc.	17,500	176,575
* NMS Communications Corp.	1,600	2,480
NN, Inc.	5,500	48,785
* Nobel Learning Communities, Inc.	200	2,898

17

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* North America Galvanizing & Coatings, Inc.	1,950	$13,494
* North American Scientific, Inc.	2,000	680
* North Pointe Holdings Corp.	2,300	24,426
Northeast Community Bancorp, Inc.	4,700	54,943
* Northwest Pipe Co.	1,800	59,886
* NOVT Corp.	1,000	2,450
* Nu Horizons Electronics Corp.	6,600	44,550
* Nutraceutical International Corp.	2,000	22,060
* NYFIX, Inc.	6,300	28,035
NYMAGIC, Inc.	2,093	46,632
O.I. Corp.	400	5,076
Oak Hill Financial, Inc.	1,850	55,648
OceanFirst Financial Corp.	1,733	28,525
* Ocwen Financial Corp.	18,089	101,298
Oil-Dri Corp. of America	125	2,709
Olympic Steel, Inc.	2,500	65,350
* OM Group, Inc.	3,700	208,273
Omega Financial Corp.	4,432	137,170
* Omega Protein Corp.	3,585	25,812
Openwave Systems, Inc.	41,800	114,950
* Oplink Communications, Inc.	6,757	109,126
OPTi, Inc.	1,000	4,000
* Optical Cable Corp.	1,600	6,416
* Orchid Cellmark, Inc.	2,100	9,618
# Orleans Homebuilders, Inc.	3,700	18,648
* Orthologic Corp.	8,300	10,873
*# Oscient Pharmaceuticals Corp.	280	400
* OSI Systems, Inc.	5,000	123,950
* Osteotech, Inc.	5,900	48,498
O'Charleys, Inc.	9,029	134,622
* Outdoor Channel Holdings, Inc.	3,000	20,940
* Overland Storage, Inc.	4,000	6,000
# Oxford Industries, Inc.	6,100	151,097
* P.A.M. Transportation Services, Inc.	2,845	42,703
* Pacific Mercantile Bancorp	1,000	13,230
* Pacific Premier Bancorp, Inc.	800	7,488
*# Palm Harbor Homes, Inc.	8,207	92,575
*# Palm, Inc.	37,500	261,375
* PAR Technology Corp.	5,200	38,064
* Paragon Technologies, Inc.	781	6,209
* Park-Ohio Holdings Corp.	4,100	96,514
Parkvale Financial Corp.	100	2,881
* Parlux Fragrances, Inc.	4,700	18,894
Partners Trust Financial Group, Inc.	15,000	191,250
* Patrick Industries, Inc.	1,000	11,860
Patriot Capital Funding, Inc.	6,509	69,776
PAULA Financial	300	606
* PC Connection, Inc.	8,100	103,599
* PC-Tel, Inc.	7,638	57,209
* PDF Solutions, Inc.	3,000	23,790
* PDI, Inc.	4,100	39,770
Pegasystems, Inc.	8,800	108,944
Penford Corp.	1,400	33,880
* Penn Treaty American Corp.	7,025	46,365
Penske Automotive Group, Inc.	13,280	265,600
Peoples Bancorp, Inc.	3,800	91,922
* Peoplesupport, Inc.	6,000	84,300
* Perceptron, Inc.	1,600	18,144
* Performance Food Group Co.	12,700	351,663
* Performance Technologies, Inc.	4,600	22,356

	Shares	Value†
* Pericom Semiconductor Corp.	7,200	$119,304
* Perot Systems Corp.	6,400	84,160
* Perry Ellis International, Inc.	4,350	70,122
* Pervasive Software, Inc.	7,700	34,573
*• Petrocorp, Inc. Escrow Shares	1,700	102
* Petrohawk Energy Corp.	8,460	137,898
* Petroleum Development Corp.	5,200	263,484
*# PGT, Inc.	300	1,656
* Pharmacopia, Inc.	1,660	7,553
* Pharmacyclics, Inc.	4,100	8,405
* Pharmanet Development Group, Inc.	5,900	233,050
* PharMerica Corp.	5,636	83,018
* PHH Corp.	17,000	376,720
* PHI, Inc.	4,500	143,505
* Phoenix Footwear Group, Inc.	2,700	3,996
* Photon Dynamics, Inc.	5,700	51,300
* Photronics, Inc.	10,900	112,161
* Pico Holdings, Inc.	6,704	258,037
# Pier 1 Imports, Inc.	27,507	113,329
Pinnacle Bancshares, Inc.	200	2,484
* Pinnacle Entertainment, Inc.	10,800	296,460
* Pinnacle Financial Partners, Inc.	2,200	64,086
* Pioneer Drilling Co.	17,900	213,189
* Piper Jaffray Companies, Inc.	3,700	171,384
* Planar Systems, Inc.	4,100	23,288
* PlanetOut, Inc.	340	2,288
* PLATO Learning, Inc.	7,100	28,968
* Plug Power, Inc.	8,100	29,322
* PMA Capital Corp. Class A	10,451	91,342
* Point.360	400	780
* PolyOne Corp.	33,500	210,045
* Pomeroy IT Solutions, Inc.	3,800	26,828
Portec Rail Products, Inc.	1,700	17,884
*# Powerwave Technologies, Inc.	46,944	194,348
Preformed Line Products Co.	600	32,310
Presidential Life Corp.	7,200	124,128
* Prestige Brands Holdings, Inc.	18,000	149,760
*• Price Communications Liquidation Trust	16,900	2,308
PriceSmart, Inc.	614	18,316
Printronix, Inc.	2,393	37,139
* ProAssurance Corp.	11,400	625,176
ProCentury Corp.	4,800	67,536
* Proliance International, Inc.	4,674	12,947
* Prospect Medical Holdings, Inc.	2,880	12,211
Prosperity Bancshares, Inc.	14,900	478,886
*# Protection One, Inc.	2,146	25,044
Providence & Worcester Railroad Co.	200	3,672
Provident Bankshares Corp.	11,000	257,950
Provident Financial Holdings, Inc.	2,100	38,346
Provident Financial Services, Inc.	24,000	356,640
Provident New York Bancorp	15,000	183,000
* Pyramid Breweries, Inc.	3,017	7,271
Quaker Chemical Corp.	1,946	42,384
* Quaker Fabric Corp.	4,050	61
* Quantum Corp.	29,600	93,832
* Quantum Fuel Systems Technologies Worldwide, Inc.	15,000	9,450
* Quest Resource Corp.	1,100	8,866
* QuickLogic Corp.	4,000	14,240
* Quiksilver, Inc.	11,100	117,660

18

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* Rackable Systems, Inc.	6,500	$69,225
* Radio One, Inc. Class D	31,100	63,444
* RadiSys Corp.	2,100	32,634
* RadNet, Inc.	2,300	21,620
Rainier Pacific Financial Group, Inc.	2,200	32,582
* RC2 Corp.	5,447	158,399
* RCM Technologies, Inc.	4,279	24,561
RCN Corp.	2,023	29,374
* Reading International, Inc. Class A	1,086	10,860
* Reading International, Inc. Class B	60	617
* Ready Mix, Inc.	923	7,753
* RealNetworks, Inc.	24,031	148,271
* Red Lion Hotels Corp.	6,700	64,320
* Redhook Ale Brewery, Inc.	3,112	19,855
Regal-Beloit Corp.	4,706	221,558
* Regent Communications, Inc.	12,500	25,875
Regis Corp.	9,000	264,510
* RehabCare Group, Inc.	5,900	136,290
Relm Wireless Corp.	1,500	4,965
REMEC, Inc.	6,227	10,773
Renasant Corp.	5,150	100,477
* Renovis, Inc.	10,693	36,035
* Republic Airways Holdings, Inc.	15,000	301,200
* Republic First Bancorp, Inc.	225	1,733
* Res-Care, Inc.	5,200	118,456
* Rewards Network, Inc.	8,000	41,840
* Rex Stores Corp.	2,450	37,730
*# RF Micro Devices, Inc.	26,415	152,679
* RF Monolithics, Inc.	3,300	18,876
Richardson Electronics, Ltd.	4,600	29,946
Riverview Bancorp, Inc.	4,200	55,020
* Rock of Ages Corp.	500	2,785
* Rockford Corp.	2,200	4,246
Rock-Tenn Co. Class A	10,700	282,266
* Rocky Brands, Inc.	1,900	13,300
Rome Bancorp, Inc.	3,000	34,950
* Rosetta Resources, Inc.	7,100	129,930
Royale Energy, Inc.	2,090	5,413
* RTW, Inc.	1,600	19,632
* Rudolph Technologies, Inc.	10,100	120,695
* Rural/Metro Corp.	1,300	4,108
* Rush Enterprises, Inc. Class A	9,000	141,840
* Rush Enterprises, Inc. Class B	1,650	26,136
Russ Berrie & Co., Inc.	4,600	76,360
* S&K Famous Brands, Inc.	300	3,083
* S1 Corp.	13,300	98,686
* Safeguard Scientifics, Inc.	43,500	85,695
Safety Insurance Group, Inc.	4,900	178,899
* Saga Communications, Inc. Class A	6,450	44,054
* Saia, Inc.	3,700	48,248
Salem Communications Corp.	6,200	49,600
Sanders Morris Harris Group, Inc.	8,900	86,597
Sandy Spring Bancorp, Inc.	3,998	117,381
* Sanfilippo (John B.) & Son, Inc.	2,300	19,504
* Sanmina-SCI Corp.	104,400	184,788
* SatCon Technology Corp.	1,300	1,950
* Scheid Vineyards, Inc.	40	1,461
Schiff Nutrition International, Inc.	500	2,800
Schnitzer Steel Industries, Inc. Class A	6,500	405,730
* Scholastic Corp.	13,900	489,836

	Shares	Value†
* School Specialty, Inc.	7,600	$271,244
Schweitzer-Maudoit International, Inc.	5,300	141,510
* SCM Microsystems, Inc.	5,400	18,954
* SCPIE Holdings, Inc.	1,500	40,755
Seaboard Corp.	200	301,800
* Seabright Insurance Holdings	7,500	116,325
* Seachange International, Inc.	9,300	70,122
* Secure Computing Corp.	24,200	219,494
# Security Bank Corp.	3,100	34,937
* Selectica, Inc.	9,800	16,268
Selective Insurance Group, Inc.	19,700	464,723
Sensient Technologies Corp.	14,800	409,516
* Sequa Corp. Class A	100	17,495
Servidyne, Inc.	1,200	7,440
*# Sharper Image Corp.	4,271	14,222
Shiloh Industries, Inc.	5,891	58,026
* SI Financial Group, Inc.	1,300	13,169
* SI International, Inc.	4,500	116,820
* SIFCO Industries, Inc.	200	3,910
* Sigmatel, Inc.	10,800	21,168
* Silicon Storage Technology, Inc.	36,200	102,808
* Silverleaf Resorts, Inc.	12,000	62,880
Simmons First National Corp. Class A	4,800	125,232
*# Six Flags, Inc.	22,600	52,884
Skyline Corp.	3,000	101,700
Skywest, Inc.	23,200	610,392
* Skyworks Solutions, Inc.	53,400	484,872
Sonic Automotive, Inc.	11,187	258,532
* Sonic Foundry, Inc.	1,700	2,703
* Sonic Innovations, Inc.	4,828	40,217
* SonicWALL, Inc.	14,900	150,788
* Source Interlink Companies, Inc.	16,600	33,366
South Financial Group, Inc.	25,200	451,584
South Jersey Industries, Inc.	9,400	346,860
Southern Community Financial Corp.	5,700	38,760
* Southern Connecticut Bancorp, Inc.	100	730
* Spanish Broadcasting System, Inc.	13,700	26,304
Spartech Corp.	10,300	140,698
* Sparton Corp.	636	3,364
*# Spectrum Brands, Inc.	14,800	76,516
* Spectrum Control, Inc.	3,500	52,010
* Spectrum Pharmaceuticals, Inc.	3,900	12,753
Speedway Motorsports, Inc.	6,100	205,875
* Spherion Corp.	15,600	121,368
* Sport Chalet, Inc. Class A	4,484	33,585
* Sport Chalet, Inc. Class B	150	1,106
* SRI/Surgical Express, Inc.	900	3,798
Stage Stores, Inc.	15,625	264,375
* Staktek Holdings, Inc.	1,900	4,883
Standard Motor Products, Inc.	6,400	47,424
# Standard Pacific Corp.	7,600	26,296
Standex International Corp.	4,509	86,032
StarTek, Inc.	5,200	50,804
State Auto Financial Corp.	14,000	390,320
Steinway Musical Instruments, Inc.	1,600	45,200
Stepan Co.	3,200	97,728
Stephan Co.	200	659
Sterling Financial Corp.	10,300	184,679
Stewart Enterprises, Inc.	23,800	195,160

19

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Stewart Information Services Corp.	6,200	$167,834
* Stone Energy Corp.	10,100	456,520
* Stoneridge, Inc.	8,800	73,216
* Stratus Properties, Inc.	650	20,410
* SumTotal Systems, Inc.	293	1,412
* Sun American Bancorp	1,160	5,522
* Sun Bancorp, Inc.	6,915	116,518
* SunCom Wireless Holdings, Inc.	1,730	45,880
* SunLink Health Systems, Inc.	300	1,863
* Sunrise Telecom, Inc.	6,000	13,020
* Suntron Corp.	325	361
* Superior Bancorp	10,500	62,895
Superior Industries International, Inc.	8,500	157,420
Superior Uniform Group, Inc.	2,395	27,064
* SupportSoft, Inc.	14,050	60,977
Supreme Industries, Inc.	1,220	7,113
SureWest Communications	4,700	85,117
Susquehanna Bancshares, Inc.	24,227	481,892
* Swift Energy Corp.	10,800	437,508
* Sycamore Networks, Inc.	100,500	386,925
* Symmetricom, Inc.	15,800	68,098
Syms Corp.	4,986	80,773
* SYNNEX Corp.	11,300	233,458
* Synovis Life Technologies, Inc.	2,588	48,680
*# Syntax-Brillian Corp.	1,350	3,929
Sypris Solutions, Inc.	6,800	47,260
* SYS Technologies	800	1,680
* T-3 Energy Services, Inc.	100	5,041
TAL International Group, Inc.	900	20,385
* Talon International, Inc.	1,140	524
Tandy Brand Accessories, Inc.	2,500	23,725
*# Tarragon Corp.	9,800	16,660
* Tarrant Apparel Group	3,400	3,808
Tasty Baking Co.	2,500	24,450
Taylor Capital Group, Inc.	3,600	79,704
* TeamStaff, Inc.	2,200	1,518
Technology Research Corp.	1,800	6,552
* Technology Solutions Co.	800	2,680
* TechTeam Global, Inc.	3,500	44,450
Tecumseh Products Co. Class A	4,000	95,080
* Tecumseh Products Co. Class B	100	2,117
* TeleCommunication Systems, Inc.	5,400	18,360
* Telular Corp.	5,300	35,510
* Terra Industries, Inc.	2,433	91,919
The Marcus Corp.	4,500	81,090
The Pep Boys - Manny, Moe & Jack	17,200	187,996
The Phoenix Companies, Inc.	24,100	289,682
* The Sports Club Co., Inc.	1,900	2,347
* The Steak n Shake Co.	10,200	118,014
* Theragenics Corp.	11,300	44,409
* Third Wave Technologies, Inc.	87	702
* Tier Technologies, Inc. Class B	6,000	54,480
TierOne Corp.	5,100	119,340
* TII Network Technologies, Inc.	1,200	2,304
Timberland Bancorp, Inc.	400	6,200
* Titan Pharmaceuticals, Inc.	5,600	9,856
Todd Shipyards Corp.	600	12,678
* Tollgrade Communications, Inc.	4,700	37,318
* Track Data Corp.	2,300	5,175
Traffix, Inc.	4,300	26,273
* Trailer Bridge, Inc.	1,000	10,670

	Shares	Value†
* Trans World Entertainment Corp.	8,600	$46,956
* TRC Companies, Inc.	6,600	55,374
Tredegar Industries, Inc.	14,219	205,607
*# TreeHouse Foods, Inc.	6,900	162,633
*# Trenwick Group, Ltd.	1,225	1
*# Triad Guaranty, Inc.	3,497	30,109
* Trico Marine Services, Inc.	5,100	180,387
* Triple Crown Media, Inc.	1,393	6,324
*• Tripos Escrow Shares	100	24
* Triquint Semiconductor, Inc.	50,100	297,093
Triumph Group, Inc.	3,800	308,788
* TRM Corp.	5,250	3,780
Tronox, Inc. Class A	4,300	35,475
Tronox, Inc. Class B	1,400	11,340
*# Trump Entertainment Resorts, Inc.	9,891	51,136
* TTM Technologies, Inc.	6,700	81,003
* Tumbleweed Communications Corp.	400	524
* U.S. Concrete, Inc.	14,100	53,016
* U.S. Gold Corp.	18,900	64,827
* Ulticom, Inc.	13,900	104,250
UMB Financial Corp.	9,006	338,806
Umpqua Holdings Corp.	15,100	243,714
* Unico American Corp.	1,400	14,560
* Unifi, Inc.	21,800	65,400
Unifirst Corp.	5,200	194,324
Union Bankshares Corp.	2,664	55,171
* Union Drilling, Inc.	7,500	95,250
* United America Indemnity, Ltd.	2,753	54,509
*# United American Healthcare Corp.	600	1,836
* United Capital Corp.	700	17,780
United Community Financial Corp.	9,700	54,999
United Financial Bancorp, Inc.	3,736	40,237
United Fire & Casualty Co.	9,946	306,536
* United PanAm Financial Corp.	5,400	30,240
* United Rentals, Inc.	1,800	41,886
United Western Bancorp, Inc.	2,600	54,626
* Universal American Financial Corp.	100	2,384
Universal Corp.	8,800	472,384
Universal Forest Products, Inc.	6,400	183,104
Univest Corporation of Pennsylvania	2,335	49,736
* Urologix, Inc.	4,900	6,419
* USA Truck, Inc.	3,200	46,400
# USEC, Inc.	31,430	258,040
*# UTStarcom, Inc.	31,400	91,060
Viad Corp.	2,900	89,929
* Vicon Industries, Inc.	1,400	13,342
* Vignette Corp.	9,650	148,417
# Vineyard National Bancorp Co.	3,600	38,880
* Virage Logic Corp.	7,850	65,705
Virginia Financial Group, Inc.	350	6,041
Visteon Corp.	6,700	29,480
*# Vitesse Semiconductor, Inc.	31,700	30,115
* Volt Information Sciences, Inc.	1,850	23,532
* Voyager Learning Co.	9,600	51,360
Wabash National Corp.	11,600	80,156
Walter Industries, Inc.	100	3,469
* Warnaco Group, Inc.	4,200	154,980
Washington Federal, Inc.	1,000	23,470
# Watts Water Technologies, Inc.	11,300	330,638
Wausau Paper Corp.	13,429	126,635
* WCA Waste Corp.	5,800	44,254

20

VA SMALL VALUE PORTFOLIO

CONTINUED

	Shares	Value†
*# WCI Communities, Inc.	13,300	$44,688
* Webco Industries, Inc.	100	9,800
* Website Pros, Inc.	2,014	22,678
Webster Financial Corp.	7,600	256,044
Weis Markets, Inc.	8,600	351,912
Wellman, Inc.	10,647	11,179
* Wells-Gardner Electronics Corp.	2,684	4,590
Werner Enterprises, Inc.	26,500	465,075
Wesbanco, Inc.	6,600	158,268
* West Marine, Inc.	6,879	60,742
* Westaff, Inc.	5,700	21,489
* Westell Technologies, Inc.	19,300	29,336
Westlake Chemical Corp.	13,100	258,987
* White Electronics Designs Corp.	7,900	36,419
* Whiting Petroleum Corp.	15,300	806,616
Whitney Holding Corp.	13,500	369,900
* Willis Lease Finance Corp.	800	10,480
Willow Financial Bancorp, Inc.	5,940	55,836
* Wilshire Enterprises, Inc.	515	2,003
* Wilsons The Leather Experts, Inc.	11,750	12,808
* Winland Electronics, Inc.	1,100	2,431
*# Winn-Dixie Stores, Inc.	7,500	141,825
Wintrust Financial Corp.	8,700	307,284
* Wireless Telecom Group, Inc.	9,300	17,205
* Wolverine Tube, Inc.	300	327
Worthington Industries, Inc.	28,400	601,796
* WPCS International, Inc.	1,400	14,266
* Xeta Corp.	3,600	15,336
* Yadkin Valley Financial Corp.	1,782	28,263
*# Zale Corp.	17,200	307,708
* Zapata Corp.	1,840	13,082
Zenith National Insurance Corp.	7,400	311,022
* Zhone Technologies, Inc.	37,411	46,764
* ZILOG, Inc.	5,000	15,750
* ZipRealty, Inc.	1,939	9,656
* Zones, Inc.	500	4,820
* Zoran Corp.	17,531	382,526
* Zygo Corp.	6,300	71,127
TOTAL COMMON STOCKS		100,848,454

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
*• Imperial Credit Industries, Inc. Warrants 01/31/08	62	$—
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $940,000 FNMA 5.58%, 03/25/37, valued at $690,691) to be repurchased at $677,250	$677	677,000
SECURITIES LENDING COLLATERAL — (7.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $9,358,807 FHLMC 5.000%, 05/01/36, valued at $8,373,621) to be repurchased at $8,132,867	8,130	8,129,729
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $139,857 FNMA 5.500%, 11/01/37, valued at $140,225) to be repurchased at $135,592	136	135,540
TOTAL SECURITIES LENDING COLLATERAL		8,265,269
TOTAL INVESTMENTS — (100.0%) (Cost $120,241,463)		$109,790,723

See accompanying Notes to Financial Statements.
21

VA LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Shares	Value†
COMMON STOCKS — (96.6%)
* 3Com Corp.	16,400	$70,684
*# AbitibiBowater Canada, Inc.	1,404	31,534
*# Advanced Micro Devices, Inc.	11,513	112,367
* AGCO Corp.	8,200	565,308
Alcoa, Inc.	12,376	450,115
Alexander & Baldwin, Inc.	2,800	143,864
* Allegheny Corp.	1,158	473,622
* Allied Waste Industries, Inc.	33,300	379,953
Allstate Corp.	34,900	1,784,088
# American Capital Strategies, Ltd.	8,210	308,778
American Financial Group, Inc.	10,200	298,044
American Greetings Corp. Class A	3,000	69,780
American International Group, Inc.	28,600	1,662,518
American National Insurance Co.	2,584	308,917
*# AmeriCredit Corp.	7,700	88,319
Anadarko Petroleum Corp.	42,700	2,416,820
* Andrew Corp.	13,500	197,910
Apache Corp.	30,254	2,928,285
* Applied Micro Circuits Corp.	8,100	20,331
Archer-Daniels-Midland Co.	41,332	1,502,418
* Arrow Electronics, Inc.	7,300	270,173
Ashland, Inc.	6,400	315,136
# Assurant, Inc.	2,700	176,661
AT&T, Inc.	112,941	4,315,476
* AutoNation, Inc.	36,000	594,000
* Avis Budget Group, Inc.	8,150	122,494
* Avnet, Inc.	12,900	445,050
AVX Corp.	8,100	116,073
Bank of America Corp.	48,400	2,232,692
Bear Stearns Companies, Inc.	6,910	688,927
Belo Corp. Class A	6,500	107,640
Bemis Co., Inc.	2,700	73,251
BorgWarner, Inc.	2,800	270,508
Brunswick Corp.	7,200	146,808
Burlington Northern Santa Fe Corp.	27,227	2,273,999
Capital One Financial Corp.	25,153	1,340,906
CBS Corp. Class A	1,000	27,450
CBS Corp. Class B	66,043	1,811,559
CenturyTel, Inc.	2,500	106,575
Chemtura Corp.	19,300	144,750
Chesapeake Energy Corp.	36,756	1,391,215
Chubb Corp.	28,200	1,538,310
Cimarex Energy Co.	6,700	258,821
Cincinnati Financial Corp.	17,883	714,962
CIT Group, Inc.	18,300	486,780
# Citadel Broadcasting Co.	703	1,617
Clear Channel Communications, Inc.	31,062	1,115,126
CNA Financial Corp.	22,006	779,893
Coca-Cola Enterprises, Inc.	43,207	1,122,086
* Comcast Corp. Class A	141,028	2,896,715
* Comcast Corp. Special Class A Non-Voting	40,350	815,473
Comerica, Inc.	4,200	192,276
Commerce Group, Inc.	5,300	190,535
* Community Health Systems, Inc.	2,000	66,840
* Computer Sciences Corp.	16,963	895,986
* Compuware Corp.	13,200	109,032

	Shares	Value†
ConocoPhillips	43,722	$3,499,509
* Conseco, Inc.	5,300	68,052
* Constellation Brands, Inc. Class A	5,200	122,460
* Convergys Corp.	4,400	71,764
Corn Products International, Inc.	6,900	271,377
CSX Corp.	50,900	2,137,800
Cytec Industries, Inc.	1,600	98,144
# Dean Foods Co.	1,300	32,422
Del Monte Foods Co.	17,500	154,000
Devon Energy Corp.	31,615	2,618,038
# Dillards, Inc. Class A	7,400	150,886
* Discovery Holding Co. Class A	14,210	347,577
Disney (Walt) Co.	9,155	303,488
* Domtar Corp.	62,050	471,580
Electronic Data Systems Corp.	34,600	700,996
* Expedia, Inc.	16,550	539,530
Fidelity National Financial, Inc.	15,720	245,546
Fidelity National Information Services, Inc.	6,180	267,100
First American Corp.	9,300	317,874
Foot Locker, Inc.	5,300	69,165
* Ford Motor Co.	143,800	1,079,938
* Forest Oil Corp.	6,000	282,480
# Fulton Financial Corp.	3,600	45,036
Gannett Co., Inc.	15,900	584,325
GATX Corp.	6,000	222,180
General Motors Corp.	52,800	1,575,024
Genworth Financial, Inc.	9,959	261,324
Hanover Insurance Group, Inc.	5,201	234,565
Harrah's Entertainment, Inc.	3,405	299,878
Hartford Financial Services Group, Inc.	15,900	1,515,588
HCC Insurance Holdings, Inc.	2,400	73,776
Health Management Associates, Inc.	5,600	38,136
Hearst-Argyle Television, Inc.	5,200	101,816
# Helmerich & Payne, Inc.	1,635	56,489
Hess Corp.	16,300	1,160,886
Hudson City Bancorp, Inc.	27,200	413,984
Huntington Bancshares, Inc.	4,032	63,262
* IAC/InterActiveCorp.	31,372	873,083
Idearc, Inc.	4,385	82,964
IKON Office Solutions, Inc.	2,900	36,627
* Ingram Micro, Inc.	17,972	357,643
* Integrated Device Technology, Inc.	17,600	213,488
International Paper Co.	34,863	1,176,626
* International Rectifier Corp.	2,400	78,048
Intersil Corp.	10,988	274,041
* Invitrogen Corp.	3,266	316,835
J.M. Smucker Co.	5,650	277,584
Janus Capital Group, Inc.	19,600	657,972
* Jarden Corp.	400	10,544
* JDS Uniphase Corp.	5,086	68,458
Jones Apparel Group, Inc.	2,900	54,056
JPMorgan Chase & Co.	90,700	4,137,734
*# Kansas City Southern	7,400	254,782
KeyCorp	21,700	571,578
Kraft Foods, Inc.	41,000	1,416,550
Leggett & Platt, Inc.	4,000	82,320

22

VA LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
# Leucadia National Corp.	1,100	$51,656
*# Level 3 Communications, Inc.	6,800	22,848
* Liberty Global, Inc. Class A	6,890	279,872
* Liberty Global, Inc. Series C	8,890	340,042
* Liberty Media Holding Corp. Capital Class A	12,448	1,482,059
* Liberty Media Holding Corp. Interactive Class A	49,699	1,001,435
Lincoln National Corp.	21,700	1,336,069
* Live Nation, Inc.	3,882	52,096
Loews Corp.	49,700	2,375,163
Louisiana-Pacific Corp.	9,000	138,420
Lubrizol Corp.	2,000	128,280
M&T Bank Corp.	2,800	254,688
Macy's, Inc.	28,232	837,079
* Mariner Energy, Inc.	3,318	71,934
Marshall & Ilsley Corp.	6,936	218,276
MDC Holdings, Inc.	3,400	120,326
MeadWestavco Corp.	21,241	698,192
Mercury General Corp.	3,900	202,371
Merrill Lynch & Co., Inc.	18,000	1,078,920
MetLife, Inc.	69,000	4,525,710
* Micron Technology, Inc.	52,000	432,640
* Millennium Pharmaceuticals, Inc.	26,400	389,136
*# Mohawk Industries, Inc.	5,650	454,486
# Molson Coors Brewing Co.	11,200	603,008
Morgan Stanley	8,100	427,032
National City Corp.	22,500	444,600
Nationwide Financial Services, Inc.	5,300	237,228
* NCR Corp.	1,900	45,486
# New York Community Bancorp, Inc.	34,500	642,045
* Newfield Exploration Co.	9,200	458,620
Noble Energy, Inc.	3,882	279,659
Norfolk Southern Corp.	46,400	2,376,144
Northrop Grumman Corp.	40,423	3,184,928
* Novellus Systems, Inc.	3,200	83,232
Odyssey Re Holdings Corp.	8,300	319,882
OfficeMax, Inc.	4,800	119,664
Old Republic International Corp.	23,459	352,120
# Omnicare, Inc.	2,900	73,892
Overseas Shipholding Group, Inc.	5,100	365,160
Patterson-UTI Energy, Inc.	4,100	77,285
Pentair, Inc.	900	30,528
PepsiAmericas, Inc.	10,300	348,655
PerkinElmer, Inc.	2,900	79,112
Pilgrim's Pride Corp.	200	5,216
Pioneer Natural Resources Co.	14,312	637,886
* Plains Exploration & Production Co.	5,935	299,183
* Pride International, Inc.	3,644	120,143
Principal Financial Group, Inc.	16,200	1,060,938
Protective Life Corp.	6,500	268,970
Prudential Financial, Inc.	21,800	2,052,252
* Qwest Communications International, Inc.	53,900	357,357
R. R. Donnelley & Sons Co.	5,100	186,966
* R.H. Donnelley Corp.	5,700	253,194
* Radio One, Inc. Class D	900	1,836
Raytheon Co.	21,200	1,311,220
Reinsurance Group of America, Inc.	5,800	313,838
Reliance Steel & Aluminum Co.	1,900	98,021
*# Rite Aid Corp.	8,500	31,620

	Shares	Value†
Rowan Companies, Inc.	2,900	$102,660
Ryder System, Inc.	6,100	264,496
# Ryland Group, Inc.	2,700	62,100
SAFECO Corp.	7,800	450,138
Saks, Inc.	12,400	255,440
* Sanmina-SCI Corp.	44,037	77,945
* SEACOR Holdings, Inc.	3,200	289,824
Service Corp. International	10,300	136,784
* Smithfield Foods, Inc.	13,000	390,650
* Smurfit-Stone Container Corp.	22,368	246,272
South Financial Group, Inc.	7,326	131,282
Southwest Airlines Co.	73,600	1,041,440
Sovereign Bancorp, Inc.	33,585	395,295
Sprint Nextel Corp.	40,311	625,627
StanCorp Financial Group, Inc.	3,800	197,942
* Sun Microsystems, Inc.	5,500	114,290
# SunTrust Banks, Inc.	9,100	638,001
SUPERVALU, Inc.	16,703	699,355
* Symantec Corp.	21,700	386,260
* Tech Data Corp.	5,900	221,899
Telephone & Data Systems, Inc.	6,000	373,500
Telephone & Data Systems, Inc. Special Shares	3,000	169,650
* Tellabs, Inc.	35,000	243,600
* Tenet Healthcare Corp.	23,200	127,832
The Colonial BancGroup, Inc.	3,700	58,904
The Travelers Companies, Inc.	61,868	3,285,809
Tidewater, Inc.	4,000	195,560
Time Warner, Inc.	262,000	4,522,120
Timken Co.	2,200	70,158
*# Titanium Metals Corp.	2,913	86,429
* Toll Brothers, Inc.	10,707	221,314
Torchmark Corp.	2,800	172,704
Transatlantic Holdings, Inc.	4,100	304,835
Tribune Co.	10,614	329,459
Tronox, Inc. Class B	1,534	12,425
* TRW Automotive Holdings Corp.	3,000	67,350
Tyson Foods, Inc. Class A	22,881	341,156
* UAL Corp.	3,700	151,478
Union Pacific Corp.	31,600	3,986,024
UnionBanCal Corp.	3,607	194,742
*# Unisys Corp.	11,200	55,552
* Unit Corp.	1,300	58,136
* United Rentals, Inc.	2,100	48,867
* United States Cellular Corp.	3,700	303,400
UnitedHealth Group, Inc.	3,300	181,500
Unitrin, Inc.	6,300	291,438
Unum Group	31,512	782,758
* URS Corp.	800	45,992
Valero Energy Corp.	14,956	973,187
Valhi, Inc.	4,686	85,848
Verizon Communications, Inc.	87,700	3,789,517
* Vishay Intertechnology, Inc.	15,900	198,591
W. R. Berkley Corp.	4,900	149,842
* Watson Pharmaceuticals, Inc.	9,800	287,238
Webster Financial Corp.	4,700	158,343
Weis Markets, Inc.	1,700	69,564
* WellPoint, Inc.	859	72,336
Wesco Financial Corp.	400	172,800
Weyerhaeuser Co.	19,532	1,429,352
# Whirlpool Corp.	318	25,745

23

VA LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Worthington Industries, Inc.	2,100	$44,499
Wyndham Worldwide Corp.	14,600	425,882
* Xerox Corp.	9,004	151,988
*# YRC Worldwide, Inc.	6,900	122,199
Zions Bancorporation	2,300	125,511
TOTAL COMMON STOCKS		139,137,830
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,020,000 FNMA 5.58%, 03/25/37, valued at $749,473) to be repurchased at $737,273	$737	737,000
SECURITIES LENDING COLLATERAL — (2.9%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $4,764,997 FHLMC 5.000%, 05/01/36, valued at $4,263,394) to be repurchased at $4,140,815	4,139	4,139,217
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $91,876 FNMA 5.000%, 08/01/35, valued at $72,400) to be repurchased at $70,030	70	70,003
TOTAL SECURITIES LENDING COLLATERAL		4,209,220
TOTAL INVESTMENTS — (100.0%) (Cost $123,126,319)		$144,084,050

See accompanying Notes to Financial Statements.
24

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Shares	Value††
AUSTRALIA — (4.8%)
COMMON STOCKS — (4.8%)
Amcor, Ltd.	17,309	$104,867
Ansell, Ltd.	2,901	29,660
# Australand Property Group	13,602	28,851
Australia & New Zealand Banking Group, Ltd.	39,150	978,016
AXA Asia Pacific Holdings, Ltd.	28,500	202,386
BlueScope Steel, Ltd.	17,152	150,057
Boral, Ltd.	16,358	93,112
Caltex Australia, Ltd.	5,940	116,295
Commonwealth Bank of Australia	22,696	1,201,397
CSR, Ltd.	16,261	43,796
Downer EDI, Ltd.	7,964	34,739
Fairfax Media, Ltd.	7,284	30,560
Foster's Group, Ltd.	44,205	246,579
Goodman Fielder, Ltd.	25,914	44,896
Insurance Australia Group, Ltd.	23,103	91,350
Lend Lease Corp., Ltd.	11,507	196,282
Metcash, Ltd.	11,496	44,521
Mirvac, Ltd.	17,155	87,646
National Australia Bank, Ltd.	30,116	1,021,805
Oil Search, Ltd.	6,952	28,635
Onesteel, Ltd.	9,500	55,919
Origin Energy, Ltd.	6,473	49,953
Paperlinx, Ltd.	7,463	16,071
Publishing and Broadcasting, Ltd.	6,575	121,075
Qantas Airways, Ltd.	18,058	93,564
Santos, Ltd.	12,527	158,846
# Seven Network, Ltd.	2,558	30,598
Suncorp-Metway, Ltd.	13,093	216,969
Symbion Health, Ltd.	20,999	75,322
TABCORP Holdings, Ltd.	12,059	162,951
Zinifex, Ltd.	6,756	86,358
TOTAL — AUSTRALIA		5,843,076
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
OMV AG	5,156	365,972
Voestalpine AG	1,019	74,454
Wienerberger AG	2,928	165,462
TOTAL — AUSTRIA		605,888
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Bekaert SA	720	99,866
Cumerio NV SA	630	25,729
* Cumerio NV SA- Strip	30	—
Delhaize Group	3,186	277,975
Dexia SA	24,255	660,734
KBC Groep NV	1,169	162,735
* Umicore Strip VVPR	30	3
TOTAL — BELGIUM		1,227,042
CANADA — (5.6%)
COMMON STOCKS — (5.6%)
Astral Media, Inc. Class A	700	30,626

	Shares	Value††
# Bank of Montreal	7,900	$498,515
# Barrick Gold Corp.	19,600	795,996
# BCE, Inc.	6,588	258,394
* Bombardier, Inc. Class B	14,300	86,519
Canadian Pacific Railway, Ltd.	2,400	160,088
# Canadian Tire Corp. Class A	800	57,075
* Canfor Corp.	1,700	13,261
* CGI Group, Inc.	5,000	56,453
# Corus Entertainment, Inc. Class B	700	34,617
* Domtar Corp.	8,000	60,643
Empire Co., Ltd. Class A	1,200	54,003
EnCana Corp.	3,300	214,874
Fairfax Financial Holdings, Inc.	300	85,654
George Weston, Ltd.	1,600	87,668
Gerdau Ameristeel Corp.	4,200	52,881
Goldcorp, Inc.	19,700	640,282
# Industrial Alliance Insurance & Financial Services, Inc.	2,800	119,986
# ING Canada, Inc.	500	21,026
Jean Coutu Group PJC, Inc.	1,700	19,993
#* Lundin Mining Corp.	7,100	69,370
Magna International, Inc. Class A	2,515	212,101
# Manulife Financial Corp.	17,350	726,307
MDS, Inc.	1,608	32,564
# National Bank of Canada	3,000	162,578
Onex Corp.	1,700	61,781
Petro-Canada	3,100	149,737
# Power Corp. of Canada, Ltd.	5,400	219,305
Quebecor, Inc. Class B	1,600	62,019
Sherritt International Corp.	2,300	32,179
# Sun Life Financial, Inc.	17,008	903,680
# Transalta Corp.	6,000	189,429
TransCanada Corp.	11,879	472,808
Transcontinental, Inc. Class A	2,400	43,658
West Fraser Timber Co., Ltd.	1,200	35,942
TOTAL — CANADA		6,722,012
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
A.P. Moller- Maersk Group	31	368,103
Carlsberg A.S. Series B	800	101,631
Danisco A.S.	870	64,060
Danske Bank A.S.	10,800	431,744
* Jyske Bank A.S.	3,000	237,448
TOTAL — DENMARK		1,202,986
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Fortum Oyj	14,780	635,594
Kemira Oyj	3,800	75,715
Kesko Oyj	3,300	193,407
Outokumpu Oyj Series A	5,000	160,643
Sampo Oyj	2,600	76,224
Stora Enso Oyj Series R	6,600	109,092
UPM-Kymmene Oyj	6,700	141,468
TOTAL — FINLAND		1,392,143

25

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
Air France-KLM	4,757	$169,922
AXA SA	36,997	1,507,707
BNP Paribas SA	19,418	2,188,757
Capgemini SA	1,927	112,002
Casino Guichard Perrachon SA	450	49,419
Ciments Francais SA	500	83,552
CNP Assurances	750	93,280
Compagnie de Saint-Gobain	6,096	597,086
Compagnie Generale des Establissements Michelin Series B	2,607	308,488
Credit Agricole SA	12,270	431,401
European Aeronautic Defence & Space Co.	4,600	146,940
France Telecom SA	14,340	543,442
Havas SA	4,286	22,360
Imerys SA	800	67,665
Lafarge SA	2,114	335,008
Lafarge SA Prime Fidelity	1,786	283,884
Lagardere SCA	550	44,097
Peugeot SA	4,558	353,338
PPR SA	2,116	355,805
# Rallye SA	400	28,919
Renault SA	5,526	801,555
Safran SA	801	15,567
* SCOR SE (4797364)	1	3
SCOR SE (B1LB9P6)	1,207	31,306
Societe BIC SA	700	52,254
Societe Generale Paris	2,000	308,070
Suez SA	2,175	144,724
Technip SA	852	69,465
* Thomson	4,117	63,896
Valeo SA	1,542	77,500
Vivendi SA	21,477	984,869
TOTAL — FRANCE		10,272,281
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	937	193,617
Allianz SE Sponsored ADR	72,836	1,498,965
AMB Generali Holding AG	434	65,655
BASF AG	3,700	514,351
Bayerische Motoren Werke AG	6,937	422,759
Bilfinger Berger AG	600	48,821
Commerzbank AG	10,095	397,895
Daimler AG	17,468	1,778,085
Daimler AG Sponsored ADR	2,400	244,008
Deutsche Bank AG	10,577	1,392,440
Deutsche Lufthansa AG	4,920	132,997
Deutsche Telekom AG Sponsored ADR	58,500	1,289,925
E.ON AG	3,101	631,341
E.ON AG Sponsored ADR	27,800	1,890,831
# Hannover Rueckversicherung AG	596	28,304
Hypo Real Estate Holding AG	1,025	54,460
* Infineon Technologies AG	10,406	124,474
Lanxess AG	584	27,243
Linde AG	1,713	224,220
Munchener Rueckversicherungs- Gesellschaft AG	3,975	725,133

	Shares	Value††
ThyssenKrupp AG	3,296	$195,093
* TUI AG	1,960	54,817
Volkswagen AG	5,047	1,210,642
TOTAL — GERMANY		13,146,076
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Agricultural Bank of Greece S.A.	9,899	55,303
Hellenic Petroleum S.A.	6,311	97,605
Hellenic Telecommunication Organization Co. S.A.	2,209	79,485
National Bank of Greece S.A. ADR	7,700	103,565
TOTAL — GREECE		335,958
HONG KONG — (3.0%)
COMMON STOCKS — (3.0%)
Cathay Pacific Airways, Ltd.	20,000	52,822
Cheung Kong Holdings, Ltd.	33,000	624,423
Cheung Kong Infrastructure Holdings, Ltd.	6,000	23,319
Great Eagle Holdings, Ltd.	8,111	31,570
Hang Lung Group, Ltd.	20,000	114,629
Henderson Land Development Co., Ltd.	13,000	115,561
Hong Kong and Shanghai Hotels, Ltd.	18,887	32,400
Hopewell Holdings, Ltd.	14,000	63,834
Hutchison Whampoa, Ltd.	46,000	549,250
Hysan Development Co., Ltd.	20,056	57,595
MTR Corp., Ltd.	44,610	150,890
New World Development Co., Ltd.	136,383	522,495
Sino Land Co., Ltd.	43,747	156,546
Sun Hung Kai Properties, Ltd.	27,000	561,954
Wharf Holdings, Ltd.	52,457	312,937
Wheelock and Co., Ltd.	69,000	217,348
TOTAL — HONG KONG		3,587,573
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Allied Irish Banks P.L.C.	6,430	143,634
Allied Irish Banks P.L.C. Sponsored ADR	1,100	49,896
Bank of Ireland P.L.C.	7,209	114,708
Bank of Ireland P.L.C. Sponsored ADR	600	38,100
CRH P.L.C.	6,627	250,110
TOTAL — IRELAND		596,448
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# Banca Monte Dei Paschi di Siena SpA	41,869	233,259
Banca Popolare di Milano Scarl	7,333	106,140
* Banco Popolare Scarl	3,698	83,147
Benetton Group SpA	2,904	53,553
Buzzi Unicem SpA	1,452	40,241
C.I.R. SpA - Compagnie Industriali Riunite	15,000	54,340
Fiat SpA	7,800	214,269
Finmeccanica SpA	1,761	52,550
Fondiaria - Sai SpA	2,059	90,048
Intesa Sanpaolo SpA	2,666	21,223

26

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
Italcementi SpA	1,768	$36,668
Milano Assicurazioni SpA	6,000	44,096
* Pirelli & Co. SpA	53,332	63,501
* Snia SpA	353	417
Telecom Italia SpA Sponsored ADR	24,800	786,656
UniCredito Italiano SpA	105,932	900,222
Unione di Banche Italiane Scpa	6,822	194,369
Unipol Gruppo Finanziario SpA	28,275	109,686
TOTAL — ITALY		3,084,385
JAPAN — (10.7%)
COMMON STOCKS — (10.7%)
# Aichi Steel Corp.	4,000	22,361
Aioi Insurance Co., Ltd.	8,500	47,251
Aisin Seiki Co., Ltd.	6,900	279,241
Ajinomoto Co., Inc.	3,000	33,065
Alps Electric Co., Ltd.	4,200	52,784
Amada Co., Ltd.	8,000	73,902
Aoyama Trading Co., Ltd.	1,100	28,021
Asahi Breweries, Ltd.	2,600	45,127
Autobacs Seven Co., Ltd.	600	12,895
Canon Marketing Japan, Inc.	2,000	40,803
# Chudenko Corp.	1,030	19,612
Chuo Mitsui Trust Holdings, Inc.	12,000	102,302
Citizen Holdings Co., Ltd.	3,000	32,163
Coca-Cola West Japan Co., Ltd.	1,000	22,737
Cosmo Oil Co., Ltd.	10,000	41,323
Dai Nippon Printing Co., Ltd.	13,000	189,356
Daicel Chemical Industries, Ltd.	4,000	23,716
Daihatsu Motor Co., Ltd.	6,000	60,534
Daiwa House Industry Co., Ltd.	5,000	66,397
Ebara Corp.	14,000	50,782
* Elpida Memory, Inc.	1,500	50,791
# Ezaki Glico Co., Ltd.	2,200	23,040
Fuji Electric Holdings Co., Ltd.	12,000	44,520
Fuji Heavy Industries, Ltd.	6,000	29,946
FUJIFILM Holdings Corp.	9,400	415,166
Fukuoka Financial Group, Inc.	11,000	71,629
# Fukuyama Transporting Co., Ltd.	4,000	16,907
Gunze, Ltd.	4,000	16,784
Hankyu Hanshin Holdings, Inc.	16,000	74,339
Heiwa Corp.	1,800	15,335
Hitachi Cable, Ltd.	5,000	32,304
# Hitachi Maxell, Ltd.	2,300	29,109
Hitachi Software Engineering Co., Ltd.	1,100	23,212
Hitachi Transport System, Ltd.	2,000	23,033
Hitachi, Ltd.	68,000	479,813
House Foods Corp.	2,000	35,485
JS Group Corp.	4,848	77,866
Juroku Bank, Ltd.	5,000	30,871
Kamigumi Co., Ltd.	4,000	31,195
# Kandenko Co., Ltd.	3,000	18,878
# Katokichi Co., Ltd.	3,200	20,365
Kinden Corp.	2,000	16,320
Kirin Holdings Co., Ltd.	17,000	268,862
Kiyo Holdings, Inc.	5,000	8,409
Kokuyo Co., Ltd.	2,000	17,914
Komori Corp.	1,000	23,904
Kuraray Co., Ltd.	8,000	98,838
Kyocera Corp.	4,100	369,894
# Mabuchi Motor Co., Ltd.	400	26,018

	Shares	Value††
Marubeni Corp.	18,000	$138,424
MARUI GROUP CO., Ltd.	6,000	61,488
# Maruichi Steel Tube, Ltd.	2,000	60,924
Matsushita Electric Industrial Co., Ltd.	42,818	870,720
Matsushita Electric Works, Ltd.	7,000	73,390
Meiji Dairies Corp.	10,000	50,436
# Meiji Seika Kaisha, Ltd.	6,000	26,454
Millea Holdings, Inc.	13,200	463,896
Millea Holdings, Inc. ADR	2,700	94,686
Mitsubishi Heavy Industries, Ltd.	75,000	365,192
Mitsubishi Logistics Corp.	4,000	48,567
Mitsubishi Tanabe Pharma Corp.	4,000	38,696
Mitsubishi UFJ Financial Group, Inc. ADR	60,500	592,295
Mitsui Chemicals, Inc.	14,000	102,672
Mitsui Sumitoma Insurance Co., Ltd.	27,500	299,434
Nagase & Co., Ltd.	2,000	22,645
NEC Corp.	29,000	136,443
NEC Corp. Sponsored ADR	6,000	28,073
Nichicon Corp.	1,900	20,243
Nippon Express Co., Ltd.	16,000	82,318
Nippon Kayaku Co., Ltd.	4,000	32,648
Nippon Light Metal Co., Ltd.	8,000	14,238
# Nippon Meat Packers, Inc.	5,000	49,063
Nippon Mitsubishi Oil Corp.	36,100	299,676
Nippon Paper Group, Inc.	20	58,650
Nippon Sheet Glass Co., Ltd.	7,000	38,659
Nipponkoa Insurance Co., Ltd.	11,000	105,407
# Nishimatsu Construction Co., Ltd.	4,000	11,307
Nishi-Nippon Bank, Ltd.	18,000	50,579
Nissan Motor Co., Ltd.	44,700	512,522
Nisshin Seifun Group, Inc.	3,300	32,577
Nisshin Steel Co., Ltd.	23,000	86,569
Nisshinbo Industries, Inc.	3,000	39,975
Obayashi Corp.	9,000	45,638
# Oji Paper Co., Ltd.	4,000	19,167
# Okumura Corp.	4,000	18,288
Ono Pharmaceutical Co., Ltd.	600	30,883
Onward Holdings Co., Ltd.	2,000	21,711
Oriental Land Co., Ltd.	500	30,444
# PanaHome Corp.	4,000	27,343
# Pioneer Electronic Corp.	2,900	27,523
Q.P. Corp.	2,300	23,567
Resona Holdings, Inc.	70	136,693
RICOH COMPANY, Ltd.	8,000	153,208
# Rinnai Corp.	900	30,819
Rohm Co., Ltd.	700	64,088
Sanwa Holdings Corp.	3,000	15,217
Sapporo Hokuyo Holdings, Inc.	6	62,327
Sega Sammy Holdings, Inc.	3,800	48,643
Seiko Epson Corp.	2,300	51,259
Seino Holdings Co., Ltd.	2,000	14,688
Sekisui Chemical Co., Ltd.	11,000	75,451
Sekisui House, Ltd.	13,000	166,198
Shiga Bank, Ltd.	4,000	29,291
Shimachu Co., Ltd.	1,200	35,660
Shimizu Corp.	12,000	51,794
Shinko Securities Co., Ltd.	11,000	49,108
# Shinsei Bank, Ltd.	22,000	79,105
Shizuoka Bank, Ltd.	9,000	106,827
Sojitz Corp.	13,170	52,120

27

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
Sompo Japan Insurance, Inc.	12,000	$116,170
Sony Corp.	6,800	367,793
Sumitomo Corp.	6,000	90,483
Sumitomo Electric Industries, Ltd.	17,000	264,748
Sumitomo Forestry Co., Ltd.	3,000	21,711
Sumitomo Mitsui Financial Group, Inc.	1	6,886
Sumitomo Osaka Cement Co., Ltd.	10,000	20,063
Sumitomo Trust & Banking Co., Ltd.	23,000	191,490
Taiheiyo Cement Corp.	11,600	28,277
Taisei Corp.	18,000	53,228
Taisho Pharmaceutical Co., Ltd.	3,000	58,734
Taiyo Yuden Co., Ltd.	1,000	16,934
TDK Corp.	900	64,052
Teijin, Ltd.	12,000	52,137
The 77 Bank, Ltd.	9,000	60,926
The Aichi Bank, Ltd.	200	17,703
The Bank of Iwate, Ltd.	300	19,083
The Bank of Kyoto, Ltd.	5,000	64,299
The Bank of Nagoya, Ltd.	3,000	19,192
The Chiba Bank, Ltd.	10,000	86,208
The Chugoku Bank, Ltd.	5,400	83,241
The Daishi Bank, Ltd.	5,000	20,706
The Gunma Bank, Ltd.	12,000	88,053
The Hachijuni Bank, Ltd.	9,000	71,556
The Higo Bank, Ltd.	3,000	20,223
The Hiroshima Bank, Ltd.	11,000	65,045
The Hokkoku Bank, Ltd.	5,000	25,684
The Hyakugo Bank, Ltd.	4,000	23,617
The Hyakujishi Bank, Ltd.	3,000	16,086
The Iyo Bank, Ltd.	7,000	75,354
The Joyo Bank, Ltd.	20,000	120,591
The Kagoshima Bank, Ltd.	5,000	35,915
The Nanto Bank, Ltd.	3,000	17,268
The Ogaki Kyoritsu Bank, Ltd.	4,000	23,577
The San-in Godo Bank, Ltd.	3,000	27,448
Toda Corp.	4,000	21,346
Tokyo Steel Manufacturing Co., Ltd.	1,500	19,361
Tokyo Style Co., Ltd.	1,000	10,640
Toppan Printing Co., Ltd.	16,000	157,161
# TOTO, Ltd.	3,000	23,983
Toyo Seikan Kaisha, Ltd.	5,100	89,173
Toyota Auto Body Co., Ltd.	2,000	33,142
TV Asahi Corp.	9	14,209
UNY Co., Ltd.	2,000	17,700
# Wacoal Corp.	2,000	25,768
Yamaguchi Financial Group, Inc.	2,000	26,913
Yamaha Corp.	2,000	48,351
Yamanashi Chuo Bank, Ltd.	3,000	18,851
# Yamazaki Baking Co., Ltd.	5,000	50,810
Yodogawa Steel Works, Ltd.	4,000	21,826
Yokohama Rubber Co., Ltd.	8,000	49,865
TOTAL — JAPAN		12,974,625
NETHERLANDS — (4.3%)
COMMON STOCKS — (4.3%)
Aegon NV	38,297	683,715
ArcelorMittal	13,150	969,778
# Corporate Express NV	2,295	20,279
# Hagemeyer NV	10,343	70,508
Hunter Douglas NV	723	52,804

	Shares	Value††
ING Groep NV	37,531	$1,455,862
ING Groep NV Sponsored ADR	1,000	38,780
* Koninklijke Ahold NV	21,065	299,496
Koninklijke DSM NV	3,526	175,410
Koninklijke Philips Electronics NV	30,469	1,268,321
Nutreco Holding NV	713	43,475
Oce NV	1,832	33,210
Vedior NV	2,800	69,592
TOTAL — NETHERLANDS		5,181,230
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	21,765	29,992
Contact Energy, Ltd.	9,000	59,613
Fisher & Paykel Appliances Holdings, Ltd.	7,191	18,761
TOTAL — NEW ZEALAND		108,366
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Aker Yards ASA	3,050	46,976
DNB Nor ASA Series A	13,800	215,563
Norsk Hydro ASA	21,300	293,948
Orkla ASA	11,750	211,582
# Storebrand ASA	10,400	115,854
TOTAL COMMON STOCKS		883,923
RIGHTS/WARRANTS — (0.0%)
* Storebrand ASA Rights 12/10/07	10,400	24,373
TOTAL — NORWAY		908,296
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
# Banco Comercial Portugues SA	23,860	103,871
Banco Espirito Santo SA	8,000	185,052
TOTAL — PORTUGAL		288,923
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
#* Chartered Semiconductor Manufacturing, Ltd.	25,000	17,369
DBS Group Holdings, Ltd.	28,000	389,538
Fraser & Neave, Ltd.	40,500	162,157
Jardine Cycle & Carriage, Ltd.	3,076	44,640
Overseas Chinese Banking Corp., Ltd.	60,000	353,701
Singapore Airlines, Ltd.	17,800	220,194
Singapore Land, Ltd.	9,000	49,320
United Industrial Corp., Ltd.	43,000	78,165
United Overseas Bank, Ltd.	29,000	397,689
UOL Group, Ltd.	12,400	38,868
TOTAL — SINGAPORE		1,751,641
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Acciona SA	679	230,473
Acerinox SA	10,000	269,486
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	17,100	424,764
# Banco de Sabadell SA	17,796	206,886

28

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
Banco Espanol de Credito SA	2,157	$48,329
# Banco Pastor SA	4,800	79,552
Banco Popular Espanol SA	10,136	179,183
Banco Santander Central Hispano SA	108,190	2,317,834
Banco Santander SA sponsored ADR	33,100	709,002
Cementos Portland Valderrivas SA	334	36,952
Ebro Puleva SA	1,846	36,144
Gas Natural SDG SA	2,593	159,676
Iberia Lineas Aereas de Espana SA	10,900	51,358
Mapfre SA	10,750	49,060
Repsol YPF SA	21,824	805,525
Sociedad General de Aguas de Barcelona SA Class A	1,802	72,656
Sol Melia SA	100	1,669
TOTAL — SPAIN		5,678,549
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Electrolux AB Series B	3,100	52,235
Fabege AB	2,000	22,689
# Holmen AB Series B	2,300	88,598
Nordea Bank AB	56,330	946,464
Skandinaviska Enskilda Banken AB Series A	4,700	131,387
SKF AB Series B	1,600	28,224
SSAB Svenskt Stal AB Series B	900	22,461
Svenska Cellulosa AB Series B	8,700	155,199
Svenska Handelsbanken AB Series A	7,700	244,872
Tele2 AB Series B	6,400	146,065
TeliaSonera AB	53,500	511,247
Trelleborg AB Series B	1,400	31,194
Volvo AB Series A	12,000	203,620
Volvo AB Series B	23,500	400,333
TOTAL — SWEDEN		2,984,588
SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Baloise-Holding AG	3,995	386,136
Banque Cantonale Vaudoise	110	51,697
Ciba Specialty Chemicals AG	2,500	113,175
Clariant AG	6,900	60,941
Credit Suisse Group	22,276	1,345,995
Credit Suisse Group Sponsored ADR	7,600	458,432
Ems-Chemie Holding AG	350	50,955
George Fisher AG	120	79,065
Givaudan SA	252	242,696
Holcim, Ltd.	4,077	438,781
PSP Swiss Property AG	1,200	61,553
Rieters Holdings AG	130	64,635
Sulzer AG	170	257,038
Swatch Group AG	485	136,106
Swiss Life Holding	1,200	337,918
Swiss Re	6,737	499,897
Syngenta AG	2,300	568,587
UBS AG	14,146	716,513
Valiant Holding AG	600	93,767
Zurich Financial SVCS AG	2,893	843,141
TOTAL — SWITZERLAND		6,807,028

	Shares	Value††
UNITED KINGDOM — (23.9%)
COMMON STOCKS — (23.9%)
Alliance & Leicester P.L.C.	5,000	$74,942
Amlin P.L.C.	11,946	75,847
Anglo American P.L.C.	32,378	2,181,677
Associated British Foods P.L.C.	21,971	400,467
Aviva P.L.C.	75,472	1,057,415
Barclays P.L.C.	293	3,387
Barclays P.L.C. Sponsored ADR	29,900	1,386,164
Barratt Developments P.L.C.	10,258	97,950
Bellway P.L.C.	1,732	34,542
Biffa P.L.C.	2,995	19,880
Bradford & Bingley P.L.C.	10,373	64,138
* British Airways P.L.C.	33,429	234,304
Cable and Wireless P.L.C.	27,991	108,295
Carnival P.L.C.	3,722	162,403
Compass Group P.L.C.	4,682	30,673
Cookson Group P.L.C.	2,740	42,003
DS Smith P.L.C.	9,600	41,432
* easyJet P.L.C.	6,000	69,451
Enterprise Inns P.L.C.	11,654	127,459
Friends Provident P.L.C.	39,000	125,532
GKN P.L.C.	17,346	114,077
Greene King P.L.C.	3,858	64,907
HBOS P.L.C.	110,116	1,805,390
Henderson Group P.L.C.	7,800	23,047
HSBC Holdings P.L.C.	26,506	453,197
HSBC Holdings P.L.C. Sponsored ADR	34,833	2,978,221
International Power P.L.C.	50,042	480,270
* Invensys P.L.C.	1,265	6,474
Invesco P.L.C.	18,100	233,903
ITV P.L.C.	83,280	146,556
Johnson Matthey P.L.C.	3,193	113,234
Kingfisher P.L.C.	50,113	156,890
Ladbrokes P.L.C.	14,936	94,507
Legal and General Group P.L.C.	152,444	406,373
Marston's P.L.C.	7,200	49,691
Meggitt P.L.C.	16,549	105,810
Millennium and Copthorne Hotels P.L.C.	3,680	35,172
Mondi P.L.C.	9,719	77,304
Northern Rock P.L.C.	8,840	21,459
Old Mutual P.L.C.	121,977	422,440
Pearson P.L.C.	19,974	306,870
Persimmon P.L.C.	6,429	105,422
Punch Taverns P.L.C.	3,644	61,507
Resolution P.L.C.	15,991	232,616
Rexam P.L.C.	8,024	80,262
Royal & Sun Alliance Insurance Group P.L.C.	71,020	216,595
Royal Bank of Scotland Group P.L.C.	274,459	2,591,506
Royal Dutch Shell P.L.C. ADR	29,065	2,343,802
Sainsbury (J.) P.L.C.	48,518	438,451
Schroders P.L.C.	5,000	137,401
Schroders P.L.C. Non-Voting	931	22,465
Scottish & Newcastle P.L.C.	18,741	287,396
Signet Group P.L.C.	25,363	32,641
Taylor Wimpey P.L.C.	23,874	100,974
The Berkeley Group Holdings P.L.C.	3,170	91,850
Tomkins P.L.C. Sponsored ADR	1,700	27,081

29

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
Travis Perkins P.L.C.	872	$23,829
Trinity Mirror P.L.C.	5,830	40,555
Unilever P.L.C. Sponsored ADR	22,327	814,712
Vodafone Group P.L.C.	952,920	3,565,971
Vodafone Group P.L.C. Sponsored ADR	63,725	2,373,756
Whitbread P.L.C.	5,858	173,267
William Morrison Supermarkets P.L.C.	52,697	334,283
WPP Group P.L.C.	21,749	274,369
TOTAL — UNITED KINGDOM		28,804,464

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $730,000 FNMA 5.58%, 03/25/37, valued at $536,361) to be repurchased at $525,194	$525	$525,000
SECURITIES LENDING COLLATERAL — (5.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by 7,133,147 $FHLMC 4.500%, 01/01/37 & 5.000%, 10/01/37, valued at $6,860,515) to be repurchased at $6,728,590	6,726	6,725,995
TOTAL INVESTMENTS — (100.0%) (Cost $86,603,626)		$120,754,573

See accompanying Notes to Financial Statements.
30

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Shares	Value††
AUSTRALIA — (7.2%)
COMMON STOCKS — (7.2%)
# ABB Grain, Ltd.	9,241	$68,578
Adelaide Brighton, Ltd.	18,856	60,047
* AED Oil, Ltd.	4,139	15,813
# Alesco Corp., Ltd.	3,191	28,297
#* Allegiance Mining NL	25,192	15,102
#* Alliance Resources, Ltd.	19,046	24,707
Amalgamated Holdings, Ltd.	4,611	26,821
Ansell, Ltd.	4,988	50,998
# APA Group	18,900	61,649
* Aquila Resources, Ltd.	9,159	74,623
#* ARC Energy, Ltd.	16,640	20,619
#* Arrow Energy NL	25,613	69,796
Aspen Group	19,897	48,381
Ausdrill, Ltd.	13,678	28,730
#* Austar United Communications, Ltd.	47,280	65,356
Austereo Group, Ltd.	21,665	47,098
# Australian Agricultural Co., Ltd.	17,898	53,673
Australian Infrastructure Fund	23,514	68,681
#* Australian Pharmaceutical Industries, Ltd.	11,702	19,212
Australian Wealth Management, Ltd.	37,606	90,244
* Australian Worldwide Exploration, Ltd.	23,174	69,602
AVJennings, Ltd.	21,460	21,989
#* Babcock & Brown Communities, Ltd.	29,000	25,134
#* Babcock & Brown Environmental Investments, Ltd.	5,283	2,285
# Bank of Queensland, Ltd.	9,120	147,059
# Beach Petroleum, Ltd.	41,374	52,734
* Becton Property Group	6,600	28,024
# Bendigo Bank, Ltd. (6091280)	3,524	54,016
* Bendigo Bank, Ltd. (B29HBV3)	7,022	104,199
#* Bendigo Mining, Ltd.	12,000	3,527
# Boom Logistics, Ltd.	8,744	16,731
Bradken, Ltd.	7,758	93,110
Brickworks, Ltd.	4,237	50,141
# Cabcharge Australia, Ltd.	9,538	93,101
Campbell Brothers, Ltd.	3,688	109,821
#* CBH Resources, Ltd.	39,097	20,733
* Centamin Egypt, Ltd.	19,426	24,538
# Centennial Coal Co., Ltd.	9,289	38,718
* Ceramic Fuel Cells, Ltd.	23,600	14,732
Charter Hall Group	17,492	41,221
* Chemeq, Ltd.	5,304	389
#* Citigold Corp., Ltd.	58,895	24,195
# City Pacific, Ltd.	8,674	28,168
* Clough, Ltd.	14,720	10,743
# Coates Hire, Ltd.	25,319	146,643
# Commander Communications, Ltd.	12,834	3,643
#* Compass Resources NL	4,831	13,590
# ConnectEast Group	62,704	93,587
Corporate Express Australia, Ltd.	5,746	31,980
# Count Financial, Ltd.	11,804	29,925
Crane Group, Ltd.	6,167	91,190
David Jones, Ltd.	39,934	177,085
* Deep Yellow, Ltd.	47,823	15,340

	Shares	Value††
Downer EDI, Ltd.	13,157	$57,392
DUET Group	20,287	60,500
Dyno Nobel, Ltd.	17,144	37,377
Energy Developments, Ltd.	5,790	18,434
* Energy World Corp., Ltd.	50,545	45,201
# Envestra, Ltd.	39,469	34,413
Equigold NL	16,048	44,780
Felix Resources, Ltd.	6,236	44,255
# FKP Property Group	14,135	91,552
# Fleetwood Corp., Ltd.	5,042	47,852
Flight Centre, Ltd.	3,898	101,199
Funtastic, Ltd.	14,805	8,928
Futuris Corp., Ltd.	35,268	66,225
Graincorp, Ltd. Series A	3,876	32,075
GRD, Ltd.	12,374	22,971
# Great Southern, Ltd.	14,480	27,663
GUD Holdings, Ltd.	3,179	30,657
# Gunns, Ltd.	25,739	86,731
# GWA International, Ltd.	13,074	43,841
# Healthscope, Ltd.	13,187	63,699
# Hills Industries, Ltd.	19,715	111,568
Home Building Society, Ltd.	1,690	26,451
* Horizon Oil, Ltd.	65,914	20,446
# IBA Health, Ltd.	55,647	46,748
iiNet, Ltd.	8,275	14,962
# Iluka Resources, Ltd.	4,243	16,239
Independence Group NL	5,844	42,622
Invocare, Ltd.	6,309	38,781
IOOF Holdings, Ltd.	3,603	28,592
# Iress Market Technology, Ltd.	6,392	48,534
#* Jabiru Metals, Ltd.	19,707	23,952
JB Hi-Fi, Ltd.	7,902	113,574
Jubilee Mines NL	1,627	33,256
# Just Group, Ltd.	12,100	56,713
Kagara Zinc, Ltd.	13,881	79,084
* Kings Minerals NL	37,407	20,561
* Kingsgate Consolidated, Ltd.	8,435	36,690
# MacArthur Coal, Ltd.	8,111	64,722
# MacMahon Holdings, Ltd.	32,913	57,031
* McGuigan Simeon Wines, Ltd.	10,169	14,467
McMillan Shakespeare, Ltd	6,700	25,173
Monadelphous Group, Ltd.	6,085	78,898
Mortgage Choice, Ltd.	10,500	21,289
* Mount Gibson Iron, Ltd.	28,794	67,026
New Hope Corp., Ltd.	40,064	84,363
#* Nexus Energy, Ltd.	10,855	16,311
#* Novogen, Ltd.	884	1,077
# Nufarm, Ltd.	10,072	149,746
Oakton, Ltd.	7,474	40,699
#* Oceana Gold Corp.	6,035	14,584
Pacific Brands, Ltd.	22,747	62,934
* Pan Australian Resources, Ltd.	102,340	91,585
Paperlinx, Ltd.	6,435	13,857
Peet, Ltd.	5,900	21,609
Perilya, Ltd.	10,201	26,935
#* Petsec Energy, Ltd.	4,391	6,342
#* Pharmaxis, Ltd.	12,478	45,740
PMP, Ltd.	17,571	28,390

31

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
* Portman, Ltd.	3,425	$33,860
# Primary Health Care, Ltd.	5,984	65,655
Prime Television, Ltd.	2,214	7,278
# Ramsay Health Care, Ltd.	3,444	33,476
# RCR Tomlinson, Ltd.	10,693	22,902
Reece Australia, Ltd.	1,000	24,759
#* Resolute Mining, Ltd.	2,432	3,767
* Resource Pacific Holdings, Ltd.	18,056	37,591
# Ridley Corp., Ltd.	29,630	30,417
* Riversdale Mining, Ltd.	13,000	113,920
#* Roc Oil Co., Ltd.	17,083	45,541
# SAI Global, Ltd.	8,203	20,787
Salmat, Ltd.	11,739	42,197
# Select Harvests, Ltd.	2,362	16,495
Service Stream, Ltd.	12,976	23,238
* Silex System, Ltd.	7,191	45,557
#* Sino Gold Mining, Ltd.	9,944	61,706
SMS Management & Technology, Ltd.	6,207	39,897
# SP Telemedia, Ltd.	25,871	8,710
Specialty Fashion Group, Ltd.	19,600	26,074
# Spotless Group, Ltd.	11,330	45,723
#* St. Barbara, Ltd.	44,036	30,462
Straits Resources, Ltd.	11,702	68,291
# STW Communications Group, Ltd.	15,518	33,971
# Sunland Group, Ltd.	13,749	50,246
Super Cheap Auto Group, Ltd.	6,900	26,623
* Tap Oil, Ltd.	12,796	28,177
Tassal Group, Ltd.	7,561	25,363
Technology One, Ltd.	23,020	22,483
# Ten Network Holdings, Ltd.	7,995	19,729
Thakral Holdings Group	87,685	86,239
# Timbercorp, Ltd.	30,598	46,744
* Tower Australia Group, Ltd.	33,129	78,695
Trust Co., Ltd.	639	6,625
UXC, Ltd.	13,190	23,282
Village Roadshow, Ltd.	11,681	30,703
Washington H. Soul Pattinson & Co., Ltd.	7,330	59,800
Watpac, Ltd.	4,578	19,474
Wattyl, Ltd.	8,216	19,168
# WHK Group, Ltd.	9,375	19,136
TOTAL COMMON STOCKS		6,718,375
RIGHTS/WARRANTS — (0.0%)
* Clough, Ltd. Rights 12/24/07	2,944	1,118
* Oceana Gold Corp. Options 01/01/09	157	51
* Resource Pacific Holdings, Ltd. Rights 11/07/07	8,024	5,367
TOTAL RIGHTS/WARRANTS		6,536
TOTAL — AUSTRALIA		6,724,911
AUSTRIA — (1.0%)
COMMON STOCKS — (1.0%)
Agrana Beteiligungs AG	319	32,280
Andritz AG	1,712	105,693
* Austrian Airlines AG	1,367	11,507
#* BWIN Interactive Entertainment AG	640	22,381
BWT AG	472	30,780
* CA Immobilien Anlagen AG	1,157	26,639

	Shares	Value††
* Christ Water Techology AG	472	$7,977
Constantia Packaging AG	275	19,462
* Conwert Immobilien Invest AG	1,032	17,764
Flughafen Wien AG	543	61,324
* Intercell AG	1,202	45,477
Lenzing AG	106	57,030
Mayr-Melnhof Karton AG	840	94,565
Oberbank AG	328	70,907
Palfinger AG	904	41,530
* RHI AG	833	34,122
Schoeller-Bleckmann Oilfield Equipment AG	838	76,801
* Sparkassen Immobilien AG	1,900	21,961
# Uniqa Versicherungen AG	4,023	127,501
TOTAL — AUSTRIA		905,701
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Ackermans & Van Haaren	1,200	122,497
Agfa Gevaert NV	1,661	18,273
Banque Nationale de Belgique	9	41,713
Barco NV	500	38,613
Bekaert SA	500	69,352
# Compagnie d'Entreprises CFE	14	28,530
Compagnie Immobiliere de Belgique SA	200	11,121
Compagnie Maritime Belge SA	1,500	134,348
Cumerio NV SA	525	21,440
* Cumerio NV SA- Strip	25	—
# Deceuninck NV	1,300	30,465
D'Ieteren NV SA	185	71,579
Econocom Group SA	1,771	20,376
# Elia System Operator SA NV	1,000	41,088
Euronav SA	1,500	49,420
# Exmar NV	1,500	48,522
* ICOS Vision Systems NV	430	17,110
* Ion Beam Application	675	19,060
# Melexis NV	1,058	16,758
Omega Pharma SA	1,200	83,561
#* Option NV	1,584	13,505
# Recticel SA	1,421	21,101
# Roularta Media Group NV	455	34,765
Sipef NV	46	25,716
* Spector Photo Group SA	188	330
Tessenderlo Chemie NV	1,459	80,466
* Umicore Strip VVPR	25	3
Van De Velde NV	393	19,546
TOTAL — BELGIUM		1,079,258
CANADA — (9.3%)
COMMON STOCKS — (9.3%)
* Aastra Technologies, Ltd.	1,100	33,002
#* Abitibibowater, Inc.	457	10,078
* Absolute Software Corp.	1,200	46,178
#* AEterna Zentaris, Inc.	4,000	6,840
#* Ainsworth Lumber Co., Ltd.	900	4,320
Akita Drilling, Ltd.	1,200	12,301
* Allen-Vanguard Corp.	4,900	41,897
* Altius Minerals Corp.	1,000	24,991
Amerigo Resources, Ltd.	7,200	15,697
* Anderson Energy, Ltd.	5,100	15,505

32

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
* Angiotech Pharmaceuticals, Inc.	7,800	$31,280
* Antrim Energy, Inc.	6,500	31,202
* Anvil Mining, Ltd.	4,200	69,639
* Aquiline Resources, Inc.	2,600	25,377
* Arawak Energy Corp.	8,300	22,743
* Aspreva Pharmaceuticals Corp.	1,100	28,282
Astral Media, Inc. Class A	2,100	91,880
* Atrium Innovations, Inc.	831	18,698
* ATS Automation Tooling System, Inc.	5,060	22,012
* Aurelian Resources, Inc.	6,200	46,812
* Aurizon Mines, Ltd.	5,200	18,409
* Aurora Energy Resources, Inc.	1,900	26,677
* Axcan Pharma, Inc.	2,200	49,458
* AXIA NetMedia Corp.	4,000	14,161
#* Ballard Power Systems, Inc.	3,700	16,651
* Bankers Petroleum, Ltd.	40,400	34,342
* BioteQ Environmental Technologies, Inc.	5,300	21,466
* Birchcliff Energy, Ltd.	4,800	23,473
BMTC Group, Inc.	700	13,938
* Boralex, Inc. Class A	2,200	36,214
* Bow Valley Energy, Ltd.	3,500	21,596
BPO Properties, Ltd.	600	37,202
* Breaker Energy, Ltd.	3,200	17,185
* Breakwater Resources, Ltd.	18,500	33,302
Calfrac Well Services, Ltd.	1,100	20,802
* Calvalley Petroleum, Inc.	3,100	17,330
Canaccord Capital, Inc.	2,200	34,916
Canada Bread Co., Ltd.	800	53,603
* Canadian Hydro Developers, Inc.	8,100	49,898
* Canadian Superior Energy, Inc.	10,100	26,261
Canadian Western Bank	2,800	75,688
Canam Group, Inc. Class A	2,100	25,012
* Canfor Corp.	7,200	56,163
* Cangene Corp.	2,500	18,626
* CanWest Global Communications Corp.	2,400	17,041
* Cardiome Pharma Corp.	2,500	25,076
Cascades, Inc.	3,900	32,450
* Catalyst Paper Corp.	13,500	20,251
CCL Industries, Inc. Class B	1,500	55,923
* Celestica, Inc.	10,400	60,531
* Celtic Exploration, Ltd.	1,500	17,656
* Certicom Corp.	3,300	5,148
CHC Helicopter Corp. Class A	800	16,273
* Coalcorp Mining, Inc.	5,214	10,428
Cogeco Cable, Inc.	1,400	61,841
* COM DEV International, Ltd.	4,500	15,301
* Compton Petroleum Corp.	4,500	35,462
* Connacher Oil & Gas, Ltd.	6,000	20,461
* Constellation Copper Corp.	9,500	1,568
Corby Distilleries, Ltd.	900	22,492
* Corridor Resources, Inc.	2,200	23,211
# Corus Entertainment, Inc. Class B	2,700	133,522
* Cott Corp.	3,000	18,601
* Crew Energy, Inc.	1,900	15,201
* Crystallex International Corp.	14,000	32,902
* Cyries Energy, Inc.	1,900	10,469
* Dalsa Corp.	500	4,340
* Denison Mines Corp.	8,984	82,657
Dorel Industries, Inc. Class B	1,600	51,747

	Shares	Value††
* Draxis Health, Inc.	4,300	$16,986
DundeeWealth, Inc.	4,400	96,893
* Duvernay Oil Corp.	2,600	63,859
* Eastern Platinum, Ltd.	33,900	93,230
* Eldorado Gold Corp.	13,800	80,458
# Emera, Inc.	1,000	21,471
* Emergis, Inc.	4,400	36,038
Empire Co., Ltd. Class A	200	9,000
# Ensign Energy Services, Inc.	8,100	118,185
* Equinox Minerals, Ltd.	24,500	106,335
Equitable Group, Inc.	400	11,389
* Etruscan Resources, Inc.	6,200	13,579
* Euro Goldfields, Ltd.	5,700	34,430
Evertz Technologies, Ltd.	2,700	102,605
#* First Calgary Petroleums, Ltd. Class A	9,000	22,141
* Firstservice Corp.	1,700	56,239
* Flint Energy Services, Ltd.	2,500	49,102
* FNX Mining Co., Inc.	4,197	140,481
* Forsys Metals Corp.	2,500	9,175
* Forzani Group, Ltd. Class A	2,300	32,501
* Fronteer Development Group, Inc.	5,500	56,818
* Frontera Copper Corp.	4,300	26,102
* Galleon Energy, Inc. Class A	5,400	78,844
* Garda World Security Corp. Class A	1,750	25,306
* Genesis Land Development Corp.	4,600	24,611
Gennum Corp.	1,400	15,051
* Glacier Ventures International Corp.	1,800	7,416
* Gold Eagle Mines, Ltd.	4,600	34,686
#* Golden Star Resources, Ltd.	13,100	39,695
* Great Basin Gold, Ltd.	11,200	31,922
* Great Canadian Gaming Corp.	3,200	52,707
* Greystar Resources, Ltd.	2,300	15,595
* Hanfeng Evergreen, Inc.	2,400	31,706
# Harry Winston Diamond Corp.	3,200	121,446
* Heritage Oil Corp.	700	36,241
* Heroux-Devtek, Inc.	2,400	20,401
* High River Gold Mines, Ltd.	9,400	23,407
* Highpine Oil & Gas, Ltd.	2,400	19,801
Home Capital Group, Inc.	1,400	55,667
Husky Injection Molding Systems, Ltd.	4,200	34,400
IAMGOLD Corp.	18,764	161,566
* Imperial Metals Corp.	2,500	33,127
* Intermap Technologies, Ltd.	3,500	36,752
* International Forest Products, Ltd. Series A	3,600	18,793
International Royalty Corp.	5,100	27,541
* Intertape Polymer Group, Inc.	2,400	6,480
* Iteration Energy, Ltd.	4,300	21,673
#* Ivanhoe Energy, Inc.	10,100	17,373
* Jinshan Gold Mines, Inc.	9,700	28,422
* Kaboose, Inc.	3,100	8,277
* Kereco Energy, Ltd.	3,300	12,640
Kingsway Financial Services, Inc.	2,400	38,738
* Kirkland Lake Gold, Inc.	3,200	42,434
#* Labopharm, Inc.	2,500	2,475
#* Laramide Resources, Ltd.	1,600	12,065
Laurentian Bank of Canada	1,400	56,157
Le Chateau, Inc.	1,200	14,101
Leon's Furniture, Ltd.	2,400	31,202
Linamar Corp.	3,100	61,755

33

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
* Lions Gate Entertainment Corp.	2,100	$19,383
* MacDonald Dettweiler & Associates, Ltd.	1,700	76,045
* Magellan Aerospace Corp.	7,900	9,085
* Mahalo Energy, Ltd.	5,000	12,601
* Major Drilling Group International, Inc.	1,200	69,243
Maple Leaf Foods, Inc.	5,400	70,473
* Martinrea International, Inc.	2,500	28,251
* MAXIM Power Corp.	1,300	8,047
* MDC Partners, Inc. Class A	1,500	14,161
MDS, Inc.	6,100	123,531
* MEGA Brands, Inc.	1,200	6,480
* Mega Uranium, Ltd.	2,800	10,612
Melcor Developments, Ltd.	1,400	28,701
Methanex Corp.	4,500	133,657
# Mi Developments, Inc.	1,000	27,301
* Miramar Mining Corp.	9,000	56,343
Morguard Corp.	700	27,126
Mosaid Technologies, Inc.	1,000	15,851
#* Neurochem, Inc.	1,600	4,992
# Norbord, Inc.	4,900	36,507
#* North American Palladium, Ltd.	1,900	10,260
Northbridge Financial Corp.	1,500	55,503
* Northgate Minerals Corp.	11,400	35,342
* Nuvista Energy, Ltd.	1,900	23,390
#* Open Text Corp.	2,900	95,183
* Pacific Stratus Energy, Ltd.	1,600	19,329
* Pan Amer Silver Corp.	2,700	85,972
* Paramount Resources, Ltd. Class A	2,300	33,076
Pason Systems, Inc.	3,100	36,830
* Patheon, Inc.	3,300	10,725
* Petrolifera Petroleum, Ltd.	1,200	12,481
* ProEx Energy, Ltd.	2,500	29,701
* Q9 Networks, Inc.	900	13,330
* QLT, Inc.	5,800	28,653
* Quadra Mining, Ltd.	2,900	47,968
#* Quebecor World, Inc.	3,700	8,251
Quebecor, Inc. Class B	2,500	96,905
Quest Capital Corp.	6,900	16,975
# Reitmans Canada, Ltd.	4,500	73,579
#* Resverlogix Corp.	1,300	17,603
Richelieu Hardware, Ltd.	1,000	23,041
* Rider Resources, Ltd.	1,200	4,776
Ritchie Brothers Auctioneers, Inc.	1,400	103,689
* RONA, Inc.	4,700	82,207
# Rothmans, Inc.	3,700	92,505
# Russel Metals, Inc.	2,900	71,315
Samuel Manu-Tech, Inc.	1,800	18,001
* Saskatchewan Wheat Pool, Inc.	12,100	134,922
Savanna Energy Services Corp.	2,900	42,632
* Saxon Energy Services, Inc.	2,700	13,636
* SEMAFO, Inc.	12,700	12,320
ShawCor, Ltd.	2,100	71,425
* Shore Gold, Inc.	15,000	71,854
* Sierra Wireless, Inc.	1,200	19,333
* Silver Standard Resources, Inc.	4,000	144,767
#* Silver Wheaton Corp.	300	4,506
Silvercorp Metals, Inc.	8,700	71,257
* Skye Resources, Inc.	1,200	10,440
* Stantec, Inc.	2,400	81,004

	Shares	Value††
Stella-Jones, Inc.	700	$28,372
* Storm Exploration, Inc.	2,700	22,006
* Stratos Global Corp.	2,700	18,550
* SunOpta, Inc.	3,300	46,994
* Suramina Resources, Inc.	1,700	2,261
* SXC Health Solutions Corp.	1,200	16,825
* Synenco Energy, Inc.	1,800	13,501
* Tanzanian Royalty Exploration Corp.	3,400	21,693
* Taseko Mines, Ltd.	7,000	32,972
* Tesco Corp.	1,600	35,330
* The Descartes Systems Group, Ltd.	5,100	21,370
* Theratechnologies, Inc.	1,400	14,211
* Thompson Creek Metals Company, Inc.	5,300	105,740
* Timminco, Ltd.	6,400	93,125
#* TLC Vision Corp.	3,300	6,930
Toromont Industries, Ltd.	3,100	82,557
# Torstar Corp. Class B	3,700	71,192
Transat A.T., Inc. Class B	1,200	45,470
Transcontinental, Inc. Class A	3,600	65,487
* Transglobe Energy Corp.	4,200	21,379
Trican Well Service, Ltd.	5,300	90,051
* TriStar Oil and Gas, Ltd.	4,043	46,092
* Tundra Semiconductor Corp.	1,800	8,478
TVA Group, Inc. Class B	1,200	17,701
* UEX Corp.	6,400	48,322
Uni-Select, Inc.	800	21,881
#* Uranium Participation Corp.	2,700	30,565
* UTS Energy Corp.	18,800	100,397
* Vitran Corp., Inc.	1,100	14,631
* West Energy, Ltd.	6,000	13,741
West Fraser Timber Co., Ltd.	1,700	50,917
Western Financial Group, Inc.	3,800	21,965
* Western Forest Products, Inc.	9,100	13,651
* Westjet Airlines, Ltd.	5,000	99,505
* Wi-LAN, Inc.	4,600	13,157
Winpak, Ltd.	2,400	15,601
* Xantrex Technology, Inc.	2,600	24,909
* Xtreme Coil Drilling Corp.	1,900	14,726
Yamana Gold, Inc.	1	12
#* Zarlink Semiconductor, Inc.	9,600	6,816
TOTAL — CANADA		8,651,308
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
* Aktieselskabet Ringkjoebing Bank A.S.	120	15,294
# Aktieselskabet Roskilde Bank A.S.	385	28,329
* Alm. Brand A.S.	778	46,195
Amagerbanken A.S.	310	17,383
# Auriga Industries A.S. Series B	400	7,831
# Bang & Olufsen Holding A.S. Series B	450	44,373
#* Bavarian Nordic A.S.	200	12,500
# Biomar Holding A.S.	700	26,017
* Capinordic A.S.	5,000	19,028
Dalhoff, Larson & Horneman A.S. Series B	1,100	16,064
DFDS A.S.	384	57,978
East Asiatic Co., Ltd. A.S.	500	34,265

34

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Fionia Bank A.S.	75	$23,422
# Forstaedernes Bank A.S.	400	15,091
#* NeuroSearch A.S.	855	56,028
Nordjyske Bank A.S.	422	15,162
#* Parken Sport & Emtertainment A.S.	100	23,620
Per Aarsleff A.S. Series B	150	22,184
Ringkjoebing Landbobank Aktieselskab	130	23,106
Royal Unibrew A.S.	250	28,731
Sanistal A.S. Series B	150	21,867
Schouw & Co.	500	43,946
SimCorp A.S.	200	40,513
# Sjaelso Gruppen A.S.	1,000	30,717
# Spar Nord Bank A.S.	1,650	38,888
Sparbank	225	15,952
* TK Development A.S.	1,700	27,191
Vestjysk Bank A.S.	425	24,655
TOTAL — DENMARK		776,330
FINLAND — (1.9%)
COMMON STOCKS — (1.9%)
Alma Media	3,068	52,315
# Amer Sports Oyj Series A	3,300	90,116
Aspo Oyj	2,350	22,472
Cargotec Oyj Series B	300	15,815
Cramo Oyj	1,300	35,956
# Elcoteq SE	500	2,753
# Elektrobit Corp.	7,600	19,368
# Finnair Oyj	3,800	46,530
Finnlines Oyj	1,800	38,188
Fiskars Oyj Abp Series A	800	15,499
# F-Secure Oyj	5,200	17,917
Glaston Oyj Abp	4,200	19,019
HKScan Oyj Series A	1,550	34,730
Huhtamaki Oyj	4,350	55,648
KCI Konecranes Oyj	2,400	91,545
Kemira Oyj	4,600	91,655
Lassila & Tikanoja Oyj	645	20,700
Lemminkainen Oyj	500	25,782
Nokian Renkaat Oyj	3,720	141,330
OKO Bank P.L.C. Class A	5,133	101,388
Olvi Oyj Series A	639	22,323
Orion Oyj Series A	1,626	38,670
Orion Oyj Series B	4,459	105,489
PKC Group Oyj	1,500	20,521
Ponsse Oyj	1,180	27,301
Poyry Oyj	3,314	85,202
# Raisio P.L.C.	4,000	9,456
Ramirent Oyj	2,800	47,728
Rapala VMC Oyj	1,900	15,322
Sponda Oyj	2,507	29,412
Stockmann Oyj Abp Series A	1,299	59,767
Stockmann Oyj Abp Series B	1,242	57,966
* Stonesoft Oyj	2,191	804
Tecnomen Oyj	5,600	10,198
# TietoEnator Oyj	2,180	46,746
Uponor Oyj Series A	3,000	71,642
Vacon Oyj	695	30,568
Vaisala Oyj Series A	700	32,801
YIT Oyj	3,074	71,992
TOTAL COMMON STOCKS		1,722,634

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
* Finnair Oyj Rights 12/17/07	3,800	$5,003
TOTAL — FINLAND		1,727,637
FRANCE — (4.4%)
COMMON STOCKS — (4.4%)
Ales Groupe SA	1,070	32,433
* Alten	619	23,939
#* Altran Technologies SA	3,544	22,500
April Group SA	1,417	91,382
Assystem	808	11,738
* Atos Origin SA	1,742	98,715
Beneteau SA	2,000	56,335
bioMerieux	302	32,952
Boiron SA	1,200	31,180
Bonduelle SCA	536	67,128
Bongrain SA	669	79,636
# Bourbon SA	1,951	130,031
* Bull SA	1,837	11,047
* Business Objects SA	453	27,599
Canal Plus SA	2,031	23,641
Carbone Lorraine SA	986	72,203
CBo Territoria	887	4,749
# Cegid Group	250	11,418
# Clarins SA	777	68,162
#* Club Mediterranee SA	600	37,765
* CS Communication & Systemes	321	12,319
Damartex SA	300	11,422
Delachaux SA	516	53,900
* Derichebourg	4,536	38,813
* Dollfus Mieg & Cie SA	600	1,050
Electricite de Strasbourg	300	62,769
Esso Ste Anonyme Francaise	197	54,740
# Establissements Maurel et Prom	3,934	82,481
Etam Developpement SA	525	26,475
* Euro Disney SCA	25,300	3,701
* Faurecia SA	568	42,699
# Fimalac SA	506	35,769
Gaumont SA	411	37,079
Geodis SA	171	31,956
GFI Informatique SA	1,729	16,970
GL Events	619	41,210
Groupe Crit	450	18,854
# Groupe Steria SCA	502	19,940
Guerbet SA	122	28,443
Guyenne et Gascogne SA	300	54,116
# Haulotte Group SA	1,014	33,316
Havas SA	15,809	82,476
IMS International Metal Service SA	775	32,827
#* Infogrames Entertainment SA	4,330	820
Ingenico SA	1,262	37,081
Ipsos SA	1,795	59,577
Laurent-Perrier	195	33,687
Lisi SA	500	49,563
Manitou BF SA	1,600	85,270
Manutan International SA	598	55,837
Nexans SA	1,331	177,647
Nexity	600	32,572
Norbert Dentressangle	600	67,722
# NRJ Group	2,200	25,825
Oberthur Card Systems SA	1,300	11,429

35

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Orco Property Group	460	$61,200
* Orpea	686	44,409
Pierre & Vacances	387	49,899
Plastic Omnium SA	372	21,948
# Rallye SA	975	70,491
* Recylex SA	1,500	40,422
Remy Cointreau SA	1,500	109,153
* Rodriguez Group SA	600	19,858
Rubis SA	427	40,526
Saft Groupe SA	600	26,770
SAMSE SA	132	17,571
* SCOR SE (4797364)	8	24
SCOR SE (B1LB9P6)	3,434	89,068
SEB SA	587	105,225
Sechilienne SA	603	48,437
Societe BIC SA	1,537	114,736
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	21	22,132
# Societe Industrielle D'Aviations Latecoere SA	468	11,691
#* Soitec SA	1,018	13,458
Somfy SA	300	89,576
Sopra Group SA	500	43,951
Sperian Protection	164	19,472
# Stallergenes SA	534	43,100
STEF-TFE	287	21,650
Sucriere de Pithiviers Le Vieil	23	19,414
Teleperformance SA	2,208	84,683
#* Theolia SA	505	16,176
Toupargel Groupe	390	15,356
Trigano SA	337	16,476
* UbiSoft Entertainment SA	1,710	148,684
Valeo SA	1,459	73,328
Viel et Compagnie	3,926	27,619
Vilmorin et Cie SA	268	41,128
Virbac SA	328	31,092
VM Materiaux SA	186	20,988
Zodiac SA	1,671	109,617
TOTAL COMMON STOCKS		4,124,236
RIGHTS/WARRANTS — (0.0%)
#* Groupe Steria SCA Rights 11/28/07	502	73
* Infogrames Entertainment SA Warrants 12/31/09	1,082	111
TOTAL RIGHTS/WARRANTS		184
TOTAL — FRANCE		4,124,420
GERMANY — (4.6%)
COMMON STOCKS — (4.6%)
Aareal Bank AG	1,300	56,117
* Adlink Internet Media AG	1,033	23,314
#* ADVA AG Optical Networking	1,887	12,205
* Aixtron AG	5,535	69,468
Altana AG	4,044	100,860
# AWD Holding AG	1,300	43,728
Baader Wertpapierhandelsbank AG	2,200	15,394
#* Balda AG	916	13,604
Beate Uhse AG	1,700	4,994
Bechtle AG	929	40,865
Bilfinger Berger AG	2,000	162,737

	Shares	Value††
Boewe Systec AG	249	$10,994
* CENTROTEC Sustainable AG	1,248	26,330
Cewe Color Holding AG	476	17,667
Comdirect Bank AG	2,500	31,115
# Conergy AG	1,173	48,686
CTS Eventim AG	679	26,696
Curanum AG	2,004	27,119
* D+S europe AG	2,063	39,239
Deutsche Euroshop AG	746	28,785
Deutsche Wohnen AG	300	11,434
* Deutz AG	4,400	47,573
Douglas Holding AG	1,545	94,840
* Drillisch AG	1,695	15,125
* Duerr AG	500	20,304
DVB Bank AG	196	81,736
* EM. Sports Media AG	3,300	18,974
Epcos AG	3,009	53,979
* Escada AG	660	23,383
Euwax AG	276	21,829
#* Evotec AG	4,738	16,673
Fielmann AG	1,400	92,018
Freenet AG	1,478	34,571
Fuchs Petrolub AG	401	37,433
Gerry Weber International AG	1,079	36,010
GFK AG	1,560	62,907
#* GPC Biotech AG	1,550	7,540
# Grenkeleasing AG	327	11,275
Heidelberger Druckmaschinen AG	2,740	86,761
Indus Holding AG	494	17,795
* Integralis AG	400	3,449
INTERSEROH AG	586	39,450
#* Jenoptik AG	939	8,277
Kontron AG	2,224	47,897
Krones AG	546	45,082
KSB AG	31	22,487
* Kuka AG	1,166	46,570
KWS Saat AG	150	28,879
Lanxess AG	3,992	186,223
Leoni AG	1,605	86,169
* Medion AG	1,579	43,442
MLP AG	945	13,797
* Morphosys AG	361	21,715
MTU Aero Engines Holding AG	2,453	130,993
MVV Energie AG	1,304	62,800
Nemetschek AG	707	22,013
Norddeutsche Affinerie AG	1,443	48,884
#* Nordex AG	1,260	62,031
Paragon AG	1,157	17,078
Pfeiffer Vacuum Technology AG	432	35,867
Pfleiderer AG	2,100	43,027
* Premiere AG	5,669	86,680
#* QIAGEN NV	8,190	174,378
* QSC AG	2,060	8,341
Rational AG	151	33,499
Renk AG	457	44,291
Rheinmetall AG	1,699	141,288
Rhoen-Klinikum AG	4,271	134,597
Sartorius AG	335	14,881
* Senator Entertainment AG	140	394
* SGL Carbon AG	2,674	151,815
#* Singulus Technologies AG	700	7,627

36

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Sixt AG	900	$42,939
Software AG	1,081	88,291
#* Solon AG fuer Solartechnik	370	39,890
Stada Arzneimittel AG	2,639	163,328
STINAG Stuttgarter Invest AG	1,000	42,425
# Strabag AG	166	57,390
Sued-Chemie AG	200	24,185
Suedzucker AG	2,038	44,789
Takkt AG	1,500	27,018
# Techem AG	557	47,172
Technotrans AG	637	15,069
# Utimaco Safeware AG	1,336	16,327
Vivacon AG	637	12,697
Vossloh AG	800	87,272
* WCM Beteiligungs-und Grundbesitz AG	11,166	1,110
Wincor Nixdorf AG	1,480	127,737
* Wirecard AG	3,020	50,889
Wuerttembergische Lebensversicherung AG	402	15,563
TOTAL COMMON STOCKS		4,310,089
RIGHTS/WARRANTS — (0.0%)
* Drillisch AG Rights 11/26/07	1,695	52
* MVV Energie AG Rights 10/30/07	600	948
TOTAL RIGHTS/WARRANTS		1,000
TOTAL — GERMANY		4,311,089
GREECE — (1.5%)
COMMON STOCKS — (1.5%)
* Alapis Holdings Industrial & Commercial S.A.	21,527	74,702
Anek Lines S.A.	6,610	20,908
* Astir Palace Hotels S.A.	2,100	19,124
Attica Holdings S.A.	7,500	59,394
* Babis Vovos International Construction S.A.	2,600	79,225
* Bank of Attica S.A.	3,078	17,307
Bank of Greece	460	60,453
Blue Star Maritime S.A.	3,720	20,746
* Forthnet S.A.	1,420	21,627
Fourlis Holdings S.A.	2,390	88,645
Frigoglass S.A.	750	27,859
GEK Group of Cos S.A.	2,520	39,161
* Geniki Bank	3,515	24,720
Halkor S.A.	2,770	13,420
Hellenic Technodomiki Tev S.A.	9,312	122,118
Heracles General Cement Co. S.A.	5,400	130,881
Iaso S.A.	2,560	48,148
Intracom Holdings S.A.	5,500	29,304
J&P-Avax S.A.	3,100	31,622
Lambrakis Press S.A.	6,399	22,832
M.J. Mailis S.A.	4,270	10,902
Metka S.A.	1,850	43,459
Michaniki S.A.	3,160	27,688
Minoan Lines S.A.	5,200	39,545
Motor Oil (Hellas) Corinth Refineries S.A.	903	19,431
Mytilineos Holdings S.A.	1,750	90,351
Neochimiki Lv Lavrentiadis S.A.	650	18,466

	Shares	Value††
* Technical Olympic S.A.	6,875	$8,235
Terna Tourist Technical & Maritime S.A.	1,650	30,504
Viohalco S.A.	9,200	123,028
TOTAL — GREECE		1,363,805
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Alco Holdings, Ltd.	68,000	32,077
Allied Group, Ltd.	27,600	163,394
Asia Financial Holdings, Ltd.	54,874	29,375
Asia Satellite Telecommunications Holdings, Ltd.	11,500	22,017
Asia Standard International Group, Ltd.	160,609	5,922
* Associated International Hotels	48,000	89,286
Cafe de Coral Holdings, Ltd.	18,000	39,166
Century City International	394,000	7,914
Champion Technology Holdings, Ltd.	28,718	5,773
Chen Hsong Holdings, Ltd.	30,000	18,776
Chevalier International Holdings, Ltd.	4,000	4,469
* China Grand Forestry Resources Group, Ltd.	38,000	11,152
China Hong Kong Photo Products Holdings, Ltd.	90,000	9,978
China Motor Bus Co.	1,600	13,589
China Resources Logic, Ltd.	176,000	32,922
* China Solar Energy Holdings, Ltd.	220,000	14,715
Chong Hing Bank, Ltd.	11,000	25,661
Chow Sang Sang Holdings	18,000	23,801
City Telecom, Ltd.	30,000	8,116
COL Capital, Ltd.	20,720	17,431
# Coslight Technology International Group, Ltd.	24,000	13,566
Cross-Harbour Holdings, Ltd.	30,658	34,226
Dickson Concepts International, Ltd.	14,500	11,445
* Digitalhongong.com	329	35
* DVN Holdings, Ltd.	68,000	9,805
Dynamic Holdings, Ltd.	20,000	8,748
# EganaGoldpfeil Holdings, Ltd.	85,130	7,216
Emperor International Holdings, Ltd.	86,000	38,648
* Enerchina Holdings, Ltd.	61,000	3,015
EPI (Holdings), Ltd.	7,132	480
* Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,530
# Far East Consortium	48,560	26,066
Fountain Set Holdings, Ltd.	28,000	6,339
Four Seas Food Investment Holdings, Ltd.	22,620	3,750
Four Seas Mercantile Holdings, Ltd.	60,000	28,975
Fubon Bank Hong Kong, Ltd.	34,000	20,125
* Fushan International Energy Group, Ltd.	70,000	43,605
Giordano International, Ltd.	66,000	31,383
Glorious Sun Enterprises, Ltd.	48,000	29,105
Gold Peak Industries (Holdings), Ltd.	81,250	13,526
* Golden Resorts Group, Ltd.	244,000	18,394
Goldlion Holdings, Ltd.	37,000	12,532
Grande Holdings, Ltd.	28,000	10,802
Hang Ten Group Holdings, Ltd.	93	6
Harbour Centre Development, Ltd.	9,000	21,797

37

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
* Heritage International Holdings, Ltd.	2	$—
* Hi Sun Technology (China), Ltd.	63,000	23,094
# HKR International, Ltd.	34,533	33,997
Hung Hing Printing Group, Ltd.	29,815	15,102
Integrated Distribution Services Group, Ltd.	8,000	26,222
* Interchina Holdings Co., Ltd.	280,000	4,330
# K Wah International Holdings, Ltd.	62,078	40,533
* Lai Sun Development Co., Ltd.	625,000	18,955
Liu Chong Hing Investment, Ltd.	18,000	25,449
Luks Industrial Group, Ltd.	28,000	36,643
Lung Kee (Bermuda) Holdings, Ltd.	26,000	11,665
Matsunichi Communications Holdings, Ltd.	30,000	25,865
Midland Holdings, Ltd.	34,000	50,952
Miramar Hotel & Investment	20,000	33,023
* Moulin Global Eyecare Holdings	21,998	—
* Nan Hai Corp., Ltd.	650,000	10,848
Natural Beauty Bio-Technology, Ltd.	110,000	28,184
Next Media, Ltd.	38,000	14,176
Norstar Founders Group, Ltd.	56,000	15,559
Oriental Press Group	74,000	9,428
Pacific Century Premium Developments, Ltd.	60,000	20,019
Playmates Holdings, Ltd.	108,000	9,599
Poly Hong Kong Investment, Ltd.	90,000	95,623
Ports Design, Ltd.	14,500	49,824
Prime Success International Group, Ltd.	50,000	37,638
Public Financial Holdings, Ltd.	24,000	13,388
PYI Corp., Ltd.	56,613	24,188
* QPL International Holdings, Ltd.	23,000	912
Regal Hotels International Holdings, Ltd.	290,000	20,978
Road King Infrastructure, Ltd.	16,000	30,117
Sa Sa International Holdings, Ltd.	46,000	18,069
SCMP Group, Ltd.	16,000	4,562
Sea Holdings, Ltd.	38,000	30,317
Shell Electric Manufacturing Co., Ltd.	3,725	4,919
Shui On Construction & Materials, Ltd.	6,000	23,134
Silver Grant International	40,000	7,689
Sing Tao News Corp., Ltd.	92,000	15,692
# Singamas Container Holdings, Ltd.	30,000	14,328
Sino Biopharmaceutical, Ltd.	89,000	17,603
* Sino-i Technology, Ltd.	1,240,000	21,097
Smartone Telecommunications Holdings, Ltd.	18,000	17,393
Solomon Systech International, Ltd.	58,000	4,940
Tai Cheung Holdings	25,000	20,813
* TCC International Holdings, Ltd.	26,000	30,102
# Techtronic Industries Co., Ltd.	52,000	44,024
Texwinca Holdings, Ltd.	30,000	22,391
Truly International Holdings	6,000	15,367
Upbest Group, Ltd.	74,000	8,864
Varitronix International, Ltd.	20,009	15,489
Vitasoy International Holdings, Ltd.	56,000	24,124
* VODone, Ltd.	4,000	1,160
* Vongroup, Ltd.	190,000	11,844
Wai Kee Holdings, Ltd.	52,000	20,743
Wing On Co. International, Ltd.	18,000	31,793
TOTAL COMMON STOCKS		2,124,421

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
* Allied Properties, Ltd. Warrants 06/06/09	4,260	$13,952
* Asia Standard International Group, Ltd. Rights 08/27/08	31,678	—
* Champion Technology Holdings, Ltd. Warrants 04/16/09	5,743	—
* Sun Hung Kai & Co., Ltd. Warrants 05/31/09	11,800	7,426
TOTAL RIGHTS/WARRANTS		21,378
TOTAL — HONG KONG		2,145,799
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
DCC P.L.C.	3,673	91,477
* Dragon Oil P.L.C.	10,017	65,330
FBD Holdings P.L.C.	1,308	39,378
Fyffes P.L.C.	13,698	18,709
Glanbia P.L.C.	12,578	85,916
Greencore Group P.L.C.	7,382	46,705
IAWS Group P.L.C.	6,104	132,263
Independent News & Media P.L.C.	25,530	80,602
* Irish Continental Group P.L.C.	1,483	51,145
* Kenmare Resources P.L.C.	27,736	30,611
Kingspan Group P.L.C.	7,161	151,021
McInerney Holdings P.L.C.	9,825	17,952
Paddy Power P.L.C.	1,777	56,043
Total Produce P.L.C.	13,698	13,545
United Drug P.L.C.	9,100	47,219
* Waterford Wedgwood P.L.C.	70,325	2,260
TOTAL — IRELAND		930,176
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
ACEA SpA	3,393	66,407
Acegas-APS SpA	1,710	17,923
# Actelios SpA	1,592	13,819
Aedes SpA	2,841	15,731
# Amplifon SpA	2,320	13,219
Astaldi SpA	3,158	25,842
Azimut Holding SpA	3,885	55,334
Banca Intermobiliare SpA	5,000	53,976
Banca Piccolo Credito Valtellinese Scarl SpA	3,375	45,476
Banca Popolare dell'Etruria e del Lazio Scrl	2,058	31,866
Banca Profilo SpA	5,968	16,161
Banco di Desio e della Brianza SpA	5,000	52,395
Benetton Group SpA	3,983	73,452
Beni Stabili SpA, Roma	40,000	50,338
Brembo SpA	1,837	28,975
C.I.R. SpA - Compagnie Industriali Riunite	17,000	61,585
# Caltagirone Editore SpA	3,000	19,931
Caltagirone SpA	1,103	9,959
Cementir SpA	2,366	22,402
* Cirio Finanziaria SpA	45,000	—
# Class Editore SpA	3,300	7,375
Credito Artigiano SpA	2,732	15,276
Credito Bergamasco SpA	555	23,383

38

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Cremonini SpA	5,421	$16,955
# Danieli & Co. SpA	2,142	69,822
Davide Campari - Milano SpA	5,882	58,370
De Longhi SpA	8,000	54,266
# ERG SpA	1,766	35,941
Esprinet SpA	1,098	13,102
# Gemina SpA	7,472	15,375
Gewiss SpA	6,000	42,030
Gruppo Editoriale L'Espresso SpA	7,849	36,142
Hera SpA	14,277	60,873
* Immobiliare Lombardia SpA	80,579	15,994
Immsi SpA	8,658	19,189
* Impregilo SpA	11,844	78,080
# Indesit Co. SpA	2,500	42,127
Industria Macchine Automatique SpA	1,436	31,363
Intek SpA	16,174	17,016
# Interpump Group SpA	2,893	30,483
Iride SpA	10,500	37,726
Italmobiliare SpA	273	26,307
* KME Group SpA	5,166	12,736
Mariella Burani SpA	758	22,578
Marr SpA	2,435	27,415
Meliorbanca SpA	4,173	20,389
Milano Assicurazioni SpA	11,050	81,210
# Mondadori (Arnoldo) Editore SpA	7,418	62,001
Navigazione Montanari SpA	4,987	20,777
Permasteelisa SpA	913	19,478
Pirelli & C.Real Estate SpA	1,000	41,418
Premafin Finanziaria SpA	21,959	65,462
Recordati SpA	4,000	37,947
#* Risanamento Napoli SpA	3,493	21,306
SAES Getters SpA	616	17,692
* Snia SpA	530	627
# Societe Cattolica di Assicurazoni Scrl SpA	2,163	118,203
Sogefi SpA	3,015	26,023
Sol SpA	2,651	20,596
* Sorin SpA	10,530	21,154
#* Telecom Italia Media SpA	34,412	12,556
#* Tiscali SpA	18,065	59,262
# Tod's SpA	328	23,850
Trevi Finanziaria SpA	999	17,640
Vianini Lavori SpA	5,720	96,593
# Vittoria Assicurazioni SpA	1,424	24,515
TOTAL COMMON STOCKS		2,293,414
RIGHTS/WARRANTS — (0.0%)
* Gemina SpA Rights 11/30/07	7,472	8,198
TOTAL — ITALY		2,301,612
JAPAN — (19.7%)
COMMON STOCKS — (19.7%)
Achilles Corp.	6,000	8,794
Adeka Corp.	2,000	21,193
# Aderans Holdings Co., Ltd.	2,400	38,148
Advan Co., Ltd.	2,000	16,882
# Aeon Fantasy Co., Ltd.	1,152	28,913
Ahresty Corp.	700	11,509
Ai Holdings Corp.	3,200	20,569
Aica Kogyo Co., Ltd.	3,000	28,613

	Shares	Value††
Aichi Machine Industry Co., Ltd.	5,000	$11,114
Aichi Steel Corp.	7,000	39,132
Aichi Tokei Denki Co., Ltd.	3,000	8,736
Aiphone Co., Ltd.	1,100	17,350
Airport Facilities Co., Ltd.	4,000	26,698
# Akebono Brake Industry Co., Ltd.	4,000	28,688
Aloka Co., Ltd.	2,000	28,113
# Alpha Systems, Inc.	1,000	24,603
Alpine Electronics, Inc.	2,900	49,234
Alps Logistics Co., Ltd.	1,000	9,507
Amano Corp.	3,000	35,200
Ando Corp.	7,000	11,066
# Anritsu Corp.	5,000	22,014
# AOC Holdings, Inc.	1,800	29,208
AOI Electronics Co., Ltd.	900	10,743
AOKI Holdings, Inc.	1,600	30,740
* Arai-Gumi, Ltd.	600	327
Arakawa Chemical Industries, Ltd.	1,800	19,634
Arealink Co., Ltd.	47	20,022
# Ariake Japan Co., Ltd.	900	17,822
Arisawa Manufacturing Co., Ltd.	1,000	11,104
Aronkasei Co., Ltd.	4,000	17,088
As One Corp.	900	23,471
Asahi Diamond Industrial Co., Ltd.	5,000	37,481
Asahi Kogyosha Co., Ltd.	3,000	10,082
Asahi Organic Chemicals Industry Co., Ltd.	3,000	9,198
Asahi Pretec Corp.	1,100	31,505
Asahi Soft Drinks Co., Ltd.	1,500	28,714
#* Asahi Tec Corp.	13,000	12,801
Ashimori Industry Co., Ltd.	3,000	5,719
ASKA Pharmaceutical Co., Ltd.	2,000	17,789
Asunaro Aoki Construction Co., Ltd.	4,000	25,926
Atsugi Co., Ltd.	15,000	20,202
Autobacs Seven Co., Ltd.	800	17,193
# Avex Group Holdings, Inc.	1,300	17,705
# Azel Corp.	2,000	5,661
Bando Chemical Industries, Ltd.	5,000	22,372
Bank of the Ryukyus, Ltd.	900	12,432
# Belluna Co., Ltd.	1,400	11,387
# Best Denki Co., Ltd.	2,500	19,435
Bookoff Corp.	1,000	6,641
# CAC Corp.	1,700	12,981
Calsonic Kansei Corp.	6,000	33,999
Canon Electronics, Inc.	1,500	35,093
Canon Finetech, Inc.	2,000	30,607
# Capcom Co., Ltd.	2,000	54,381
Cawachi, Ltd.	800	21,430
# Central Finance Co., Ltd.	4,000	8,691
Central Glass Co., Ltd.	5,000	18,499
Century Leasing System, Inc.	1,600	14,187
# Chiyoda Co., Ltd.	1,700	28,688
Chofu Seisakusho Co., Ltd.	2,400	39,334
* Chori Co., Ltd.	5,000	5,381
# Chudenko Corp.	1,500	28,561
Chuetsu Pulp and Paper Co., Ltd.	8,000	16,952
Chugai Mining Co., Ltd.	5,000	1,863
Chugai Ro Co., Ltd.	7,000	24,627
Chugoku Marine Paints, Ltd.	4,000	44,707
Chuo Spring Co., Ltd.	5,000	18,669
Circle K Sunkus Co., Ltd.	2,000	29,329

39

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CKD Corp.	2,000	$15,367
# Clarion Co., Ltd.	13,000	28,246
Cleanup Corp.	2,000	14,216
CMK Corp.	2,000	14,823
Coca-Cola Central Japan Co., Ltd.	3	22,739
# Colowide Co., Ltd.	4,200	19,462
#* Columbia Music Entertainment, Inc.	3,000	2,235
Computer Engineering & Consulting, Ltd.	1,500	13,833
Corona Corp.	1,300	18,117
# Cosel Co., Ltd.	1,600	22,049
# Cosmo Securities Co., Ltd.	23,000	29,719
#* Creed Corp.	14	35,575
Culture Convenience Club Co., Ltd.	3,500	22,978
# Cybozu, Inc.	41	15,762
D&M Holdings, Inc.	5,000	19,709
Dai Nippon Toryo, Ltd.	11,000	15,361
Daibiru Corp.	4,000	53,056
Dai-Dan Co., Ltd.	3,000	14,527
# Daido Metal Co., Ltd.	3,000	15,465
Daifuku Co., Ltd.	2,000	28,209
Daihen Corp.	11,000	62,089
# Daiichi Jitsugyo Co., Ltd.	4,000	18,585
# Daiken Corp.	9,000	24,420
Daiki Aluminium Industry Co., Ltd.	3,000	11,289
Daiko Clearing Services Corp.	1,000	7,240
Daikoku Denki Co., Ltd.	900	10,715
# Daikyo, Inc.	6,000	17,271
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	18,339
# Daio Paper Corp.	6,000	52,435
Daiseki Co., Ltd.	1,300	43,791
Daisyo Corp.	1,600	22,120
Daiwa Industries, Ltd.	3,000	18,073
Daiwa Seiko, Inc.	10,000	19,739
Daiwabo Co., Ltd.	8,000	20,571
Daiwabo Information System Co., Ltd.	1,000	14,158
DCM Japan Holdings Co., Ltd.	3,000	22,325
Denki Kogyo Co., Ltd.	3,000	17,343
Denyo Co., Ltd.	2,000	19,761
Descente, Ltd.	5,000	26,346
#* DIA Kensetsu Co., Ltd.	7,400	2,837
Don Quijote Co., Ltd.	1,100	23,504
* DOUTOR NICHIRES Holdings Co., Ltd.	2,212	35,754
DTS Corp.	1,200	22,103
# DyDo Drinco, Inc.	500	20,068
eAccess, Ltd.	40	21,621
# Eagle Industry Co., Ltd.	2,000	28,691
Edion Corp.	1,600	19,980
Eiken Chemical Co., Ltd.	2,000	17,120
Eizo Nanao Corp.	600	16,318
#* Eneserve Corp.	600	2,556
Enplas Corp.	700	8,490
# Epson Toyocom Corp.	4,000	19,279
ESPEC Corp.	2,000	13,681
Exedy Corp.	1,400	48,384
# Ezaki Glico Co., Ltd.	2,000	20,946
Fancl Corp.	2,700	33,047
#* FDK Corp.	7,000	8,470
Foster Electric Co., Ltd.	2,000	58,351

	Shares	Value††
FP Corp.	700	$24,047
# France Bed Holdings Co., Ltd.	13,000	19,386
# Fuji Co., Ltd.	1,500	24,529
# Fuji Corp., Ltd.	3,000	11,606
#* Fuji Kosan Co., Ltd.	6,000	7,788
# Fuji Kyuko Co., Ltd.	5,000	18,917
Fuji Oil Co., Ltd.	2,000	15,449
# Fuji Soft, Inc.	2,700	45,721
#* Fujibo Holdings, Inc.	4,000	6,400
Fujicco Co., Ltd.	2,400	26,027
Fujikura Kasei Co., Ltd.	2,000	17,224
Fujita Corp.	2,100	6,294
# Fujita Kanko, Inc.	5,000	38,849
Fujitsu Frontech, Ltd.	2,000	18,078
#* Fujitsu General, Ltd.	6,000	32,451
#* Fujiya Co., Ltd.	10,000	15,681
Fukuda Corp.	3,000	10,894
Fukushima Bank, Ltd.	14,000	14,285
# Fukuyama Transporting Co., Ltd.	7,000	29,588
Funai Electric Co., Ltd.	1,100	46,507
#* Furukawa Battery Co., Ltd.	3,000	5,235
# Furukawa Co., Ltd.	18,000	40,043
Furusato Industries, Ltd.	1,000	10,287
# Fuso Pharmaceutical Industries, Ltd.	5,000	13,697
Futaba Corp.	1,200	25,028
# Future Architect, Inc.	26	15,698
Fuyo General Lease Co., Ltd.	1,000	29,662
# Gakken Co., Ltd.	3,000	7,538
Gecoss Corp.	3,500	19,241
GEO Co., Ltd.	18	32,826
#* GMO Internet, Inc.	1,500	4,149
Godo Steel, Ltd.	6,000	17,660
# GS Yuasa Corp.	24,000	51,465
# Gulliver International Co., Ltd.	220	16,493
# Gun-Ei Chemical Industry Co., Ltd.	7,000	15,845
Gunze, Ltd.	9,000	37,765
Hakuto Co., Ltd.	1,400	18,689
Hanwa Co., Ltd.	10,000	47,665
Happinet Corp.	900	12,253
Harashin Narus Holdings Co., Ltd.	1,200	12,477
Haruyama Trading Co., Ltd.	1,400	10,745
Heiwado Co., Ltd.	2,500	45,334
Hibiya Engineering, Ltd.	3,000	24,331
Higashi-Nippon Bank, Ltd.	4,000	14,394
* Hiroshima Electric Railway Co., Ltd	6,000	16,938
HIS Co., Ltd.	700	13,594
Hitachi Information Systems, Ltd.	1,100	25,037
Hitachi Kokusai Electric, Inc.	4,320	56,334
# Hitachi Maxell, Ltd.	2,200	27,843
Hitachi Medical Corp.	2,000	17,249
# Hitachi Plant Technologies, Ltd.	6,000	26,143
Hitachi Software Engineering Co., Ltd.	2,300	48,534
Hitachi Systems & Services, Ltd.	1,000	21,796
Hitachi Transport System, Ltd.	3,000	34,550
#* Hitachi Zosen Corp.	34,500	52,102
# Hodogaya Chemical Co., Ltd.	4,000	10,753
Hogy Medical Co., Ltd.	1,100	50,076
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	18,571
# Hokkaido Gas Co., Ltd.	4,000	10,506
Hokkan Holdings, Ltd.	6,000	18,869
Hokuetsu Paper Mills, Ltd.	7,000	33,026

40

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Hokuriku Electric Industry Co., Ltd.	4,000	$6,563
# Hokuto Corp.	1,000	16,225
# Hosiden Corp.	2,400	40,715
Howa Machinery, Ltd.	5,000	4,492
# Ichikoh Industries, Ltd.	4,000	9,696
# Ichiyoshi Securities Co., Ltd.	2,000	22,103
Icom, Inc.	700	19,270
Iino Kaiun Kaisha, Ltd.	7,300	85,545
Imperial Hotel, Ltd.	550	26,017
Impress Holdings, Inc.	31	5,389
Inaba Denki Sangyo Co., Ltd.	1,000	37,391
Inaba Seisakusho Co., Ltd.	1,200	19,274
Inabata and Co., Ltd.	4,000	23,073
# Inageya Co., Ltd.	2,000	16,463
Ines Corp.	3,600	18,771
INTEC Holdings, Ltd.	2,000	29,446
# Inui Steamship Co., Ltd.	1,500	31,413
Invoice, Inc.	311	11,007
#* Iseki & Co., Ltd.	14,000	23,981
* Ishihara Sangyo Kaisha, Ltd.	24,000	38,548
Itochu Enex Co., Ltd.	4,000	29,474
Itochu-Shokuhin Co., Ltd.	900	25,005
Itoham Foods, Inc.	5,000	20,497
Itoki Corp.	3,000	21,615
Iwasaki Electric Co., Ltd.	4,000	8,738
# Iwatani International Corp.	11,000	34,843
#* Iwatsu Electric Co., Ltd.	3,000	3,664
Izumiya Co., Ltd.	7,000	38,211
#* J Bridge Corp.	1,000	472
# Jamco Corp.	2,000	17,247
# Janome Sewing Machine Co., Ltd.	14,000	13,765
Japan Aviation Electronics Industry, Ltd.	2,000	30,327
Japan Business Computer Co., Ltd.	2,000	17,931
# Japan Cash Machine Co., Ltd.	1,700	13,271
Japan Digital Laboratory Co., Ltd.	2,300	32,564
* Japan Medical Dynamic Marketing, Inc.	770	2,387
Japan Pulp & Paper Co., Ltd.	5,000	18,473
Japan Radio Co., Ltd.	7,000	25,850
# Japan Transcity Corp.	3,000	14,197
Japan Vilene Co., Ltd.	3,000	13,380
# Jeol, Ltd.	5,000	22,725
JFE Shoji Holdings, Inc.	8,000	53,261
J-Oil Mills, Inc.	6,000	18,223
Joint Corp.	1,500	37,012
# Joshin Denki Co., Ltd.	2,000	16,397
JSP Corp.	1,900	20,041
Juki Corp.	7,000	58,869
# Kadokawa Holdings, Inc.	700	21,207
Kaga Electronics Co., Ltd.	900	13,348
# Kagome Co., Ltd.	4,000	61,696
* Kakaku.com, Inc.	7	28,960
Kaken Pharmaceutical Co., Ltd.	7,000	48,149
# Kamagai Gumi Co., Ltd.	8,000	9,992
Kameda Seika Co., Ltd.	2,000	28,128
Kamei Corp.	2,000	9,815
Kanaden Corp.	3,000	18,291
Kanagawa Chuo Kotsu Co., Ltd.	4,000	19,584
Kanamoto Co., Ltd.	2,000	14,552
* Kanematsu Corp.	11,025	18,283

	Shares	Value††
* Kanematsu-NNK Corp.	3,000	$3,244
Kanto Auto Works, Ltd.	2,900	39,286
# Kanto Denka Kogyo Co., Ltd.	4,000	23,414
Kanto Natural Gas Development Co., Ltd.	4,000	24,311
Kato Sangyo Co., Ltd.	2,000	24,067
Kato Works Co., Ltd.	4,000	17,480
# Katokichi Co., Ltd.	4,100	26,092
#* Kawada Industries, Inc.	2,000	3,800
Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	8,407
Kayaba Industry Co., Ltd.	16,000	95,937
Keihanshin Real Estate Co., Ltd.	3,000	15,269
Keihin Corp.	1,200	22,430
# Keiyo Co., Ltd.	2,000	12,075
* Kenedix, Inc.	15	28,617
# Kentucky Fried Chicken Japan, Ltd.	1,000	17,500
# Kenwood Corp.	10,000	12,580
# Key Coffee, Inc.	1,400	19,075
# Kibun Food Chemifa Co., Ltd.	1,000	9,157
Kinki Nippon Tourist Co., Ltd.	6,000	12,405
Kintetsu World Express, Inc.	1,200	45,569
Kioritz Corp.	5,000	12,667
Kirayaka Holdings, Inc.	10,000	14,280
# Kisoji Co., Ltd.	1,200	23,145
Kissei Pharmaceutical Co., Ltd.	1,000	20,386
Kitagawa Iron Works Co., Ltd.	7,000	13,737
Kitz Corp.	4,000	24,658
Kiyo Holdings, Inc.	27,000	45,409
Koa Corp.	1,500	12,874
Koatsu Gas Kogyo Co., Ltd.	4,000	24,805
Kobayashi Pharmaceutical Co., Ltd.	1,300	46,488
# Koei Co., Ltd.	1,200	23,756
# Kohnan Shoji Co., Ltd.	2,000	32,952
Koike Sanso Kogyo Co., Ltd.	4,000	31,761
# Kojima Co., Ltd.	2,300	12,080
* KOKUSAI KOGYO Holdings Co., Ltd.	2,000	7,722
Kokuyo Co., Ltd.	5,900	52,846
Komatsu Seiren Co., Ltd.	4,000	18,062
Komeri Co., Ltd.	800	22,970
Konaka Co., Ltd.	1,760	15,987
Konishi Co., Ltd.	2,000	17,841
# Kosei Securities Co., Ltd.	4,000	5,460
Kurabo Industries, Ltd.	13,000	32,115
Kureha Corp.	12,000	63,698
# Kurimoto, Ltd.	11,000	21,595
Kuroda Electric Co., Ltd.	1,200	19,375
K's Holdings Corp.	1,900	54,168
Kyoden Co., Ltd.	3,000	6,637
# Kyodo Printing Co., Ltd.	9,000	24,742
Kyodo Shiryo Co., Ltd.	5,000	6,325
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	17,297
# Kyokuyo Co., Ltd.	9,000	16,330
Kyosan Electric Manufacturing Co., Ltd.	5,000	17,659
Kyowa Exeo Corp.	4,000	30,518
#* Laox Co., Ltd.	6,000	5,597
Life Corp.	2,000	27,047
Lion Corp.	9,000	42,945
# Macnica, Inc.	800	17,105
# Maeda Corp.	6,000	20,010

41

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Maeda Road Construction Co., Ltd.	10,000	$82,577
# Maezawa Kaisei Industries Co., Ltd.	1,200	14,666
# Maezawa Kyuso Industries Co., Ltd.	1,200	21,190
Makino Milling Machine Co., Ltd.	4,000	30,094
Mandom Corp.	800	21,144
# Mars Engineering Corp.	700	9,339
Marubun Corp.	1,900	15,738
Marudai Food Co., Ltd.	5,000	11,552
Maruha Nichiro Holdings, Inc.	22,525	29,952
Marukyu Co., Ltd.	2,000	17,396
# Marusan Securities Co., Ltd.	6,000	60,387
# Maruwa Co., Ltd.	700	11,911
# Maruyama Manufacturing Co., Inc.	3,000	8,031
#* Maruzen Co., Ltd.	4,000	5,426
Maruzen Showa Unyu Co., Ltd.	6,000	20,788
# Matsuda Sangyo Co., Ltd.	1,114	31,227
#* Matsuo Bridge Co., Ltd.	3,000	3,216
# Matsuya Co., Ltd.	2,000	39,446
Matsuya Foods Co., Ltd.	1,000	12,369
Max Co., Ltd.	2,000	23,357
Maxvalu Tokai Co., Ltd.	1,000	15,122
Megachips Corp.	1,900	32,255
# Meidensha Corp.	14,000	39,368
# Meitec Corp.	800	26,835
Meito Sangyo Co., Ltd.	2,000	38,812
Meiwa Estate Co., Ltd.	1,700	18,193
#* Meiwa Trading Co., Ltd.	3,000	8,328
# Melco Holdings, Inc.	1,400	24,361
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	34,035
Mimasu Semiconductor Industry Co., Ltd.	1,219	26,195
Ministop Co., Ltd.	1,500	27,116
Miraca Holdings, Inc.	1,500	36,540
#* Misawa Homes Co., Inc.	2,000	11,015
Misawa Resort Co., Ltd.	4,000	15,835
MISUMI Group, Inc.	2,500	43,685
Mitani Corp.	1,200	11,773
# Mitsubishi Cable Industries, Ltd.	14,000	20,320
Mitsubishi Paper Mills, Ltd.	13,000	29,502
# Mitsubishi Steel Manufacturing Co., Ltd.	5,000	21,227
Mitsuboshi Belting, Ltd.	8,000	40,801
Mitsui High-Tec, Inc.	3,300	35,253
# Mitsui Home Co., Ltd.	4,000	17,542
* Mitsui Mining Co., Ltd.	12,500	44,576
# Mitsui-Soko Co., Ltd.	10,000	56,722
Mitsuuroko Co., Ltd.	3,000	20,690
# Miura Co., Ltd.	2,000	48,445
Mizuno Corp.	9,000	57,250
Mochida Pharmaceutical Co., Ltd.	4,000	40,352
# Modec, Inc.	800	26,707
# Morinaga & Co., Ltd.	16,000	34,798
Morinaga Milk Industry Co., Ltd.	6,000	17,047
Morita Corp.	4,000	21,598
# MOS Food Services, Inc.	2,000	26,973
Nachi-Fujikoshi Corp.	13,000	55,098
# Nagatanien Co., Ltd.	2,000	15,319
Nakamuraya Co., Ltd.	3,000	14,080
Nakayama Steel Works, Ltd.	5,000	11,076
NEC Fielding, Ltd.	1,200	14,408
NEC Mobiling, Ltd.	1,100	17,734

	Shares	Value††
#* NEC Tokin Corp.	7,000	$28,734
Net One Systems Co., Ltd.	31	35,406
* Netmarks, Inc.	7	1,557
New Japan Radio Co., Ltd.	3,000	12,378
Nichia Steel Works, Ltd.	4,000	15,257
Nichias Corp.	4,000	13,551
Nichicon Corp.	1,900	20,243
# Nichii Gakkan Co.	800	11,477
# Nichimo Co., Ltd.	5,000	7,973
Nichirei Corp.	14,000	58,384
Nichireki Co., Ltd.	2,000	6,534
Nidec Copal Corp.	1,800	25,489
# Nidec Sankyo Corp.	3,000	25,543
# Nidec Tosok Corp.	1,600	12,042
Nifco, Inc.	2,000	49,093
Nihon Dempa Kogyo Co., Ltd.	600	27,807
# Nihon Eslead Corp.	1,000	14,671
Nihon Kohden Corp.	2,000	47,767
# Nihon Nohyaku Co., Ltd.	5,000	33,146
Nihon Parkerizing Co., Ltd.	2,000	28,624
# Nihon Unisys, Ltd.	1,500	20,999
Nikkiso Co., Ltd.	4,000	33,998
Nippei Toyama Corp.	3,000	24,869
Nippo Corp.	4,000	28,694
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	10,932
# Nippon Carbon Co., Ltd.	5,000	26,092
Nippon Ceramic Co., Ltd.	1,000	13,826
Nippon Chemical Industrial Co., Ltd.	2,000	5,471
Nippon Chemi-Con Corp.	5,000	31,494
# Nippon Chemiphar Co., Ltd.	3,000	14,744
# Nippon Concrete Industries Co., Ltd.	3,000	6,245
Nippon Denko Co., Ltd.	6,000	44,763
Nippon Densetsu Kogyo Co., Ltd.	2,000	14,341
Nippon Denwa Shisetu Co., Ltd.	5,000	13,802
Nippon Filcon Co., Ltd.	2,000	12,669
Nippon Flour Mills Co., Ltd.	11,000	41,205
# Nippon Gas Co., Ltd.	2,000	14,402
Nippon Kasei Chemical Co., Ltd.	5,000	10,424
# Nippon Kinzoku Co., Ltd.	3,000	8,603
Nippon Koei Co., Ltd., Tokyo	5,000	13,963
Nippon Konpo Unyu Soko Co., Ltd.	2,000	26,238
Nippon Koshuha Steel Co., Ltd.	10,000	21,449
Nippon Light Metal Co., Ltd.	31,000	55,172
# Nippon Metal Industry Co., Ltd.	8,000	25,999
Nippon Paper Group, Inc.	1	2,463
Nippon Pillar Packing Co., Ltd.	2,000	13,211
# Nippon Piston Ring Co., Ltd.	7,000	11,778
Nippon Seiki Co., Ltd.	1,000	21,627
# Nippon Sharyo, Ltd.	8,000	14,956
Nippon Shinyaku Co., Ltd.	3,000	29,811
Nippon Signal Co., Ltd.	3,000	16,288
Nippon Soda Co., Ltd.	8,000	34,876
Nippon Suisan Kaisha, Ltd.	4,600	24,840
Nippon Thompson Co., Ltd.	3,000	22,371
Nippon Valqua Industries, Ltd.	6,000	20,379
Nippon Yakin Kogyo Co., Ltd.	4,000	33,844
Nipro Corp.	1,000	19,341
#* NIS Group Co., Ltd.	2,639	7,945
# Nishimatsu Construction Co., Ltd.	11,000	31,094
Nishi-Nippon Railroad Co., Ltd.	6,000	21,539

42

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Nissan Shatai Co., Ltd.	3,000	$23,663
Nissei Corp.	1,000	10,939
Nissen Holdings Co., Ltd.	1,600	10,187
Nissha Printing Co., Ltd.	1,000	36,446
Nisshin Fudosan Co., Ltd.	1,400	11,172
# Nittan Valve Co., Ltd.	2,000	12,693
Nittetsu Mining Co., Ltd.	3,000	22,052
Nitto Boseki Co., Ltd.	18,000	48,397
# Nitto Electric Works, Ltd.	3,000	36,379
# Nitto Seiko Co., Ltd.	3,000	23,003
#* Niws Co. HQ, Ltd.	20	726
NOF Corp.	7,000	28,359
Nohmi Bosai, Ltd.	3,000	18,931
Nomura Co., Ltd.	4,000	24,386
Noritake Co., Ltd.	8,000	35,054
# Noritsu Koki Co., Ltd.	1,200	24,537
# Noritz Corp.	2,600	34,835
NSD Co., Ltd.	2,400	34,719
* Oak Capital Corp.	9,900	4,477
# Oenon Holdings, Inc.	5,000	11,723
Oiles Corp.	1,440	27,343
# Okabe Co., Ltd.	4,000	18,000
Okamoto Industries, Inc.	9,000	29,054
Okamura Corp.	3,000	26,801
Okasan Holdings, Inc.	10,000	64,055
Okinawa Electric Power Co., Ltd.	877	47,370
OKK Corp.	5,000	11,443
# Okumura Corp.	4,000	18,288
Okura Industrial Co., Ltd.	4,000	9,955
Okuwa Co., Ltd.	3,000	41,636
Olympic Corp.	1,800	12,507
OMC Card, Inc.	486	1,968
Ono Sokki Co., Ltd.	3,000	19,350
Onoken Co., Ltd.	2,000	24,302
# Organo Corp.	4,000	44,101
Origin Electric Co., Ltd.	3,000	16,882
Osaka Steel Co., Ltd.	2,100	29,075
Osaki Electric Co., Ltd.	3,000	15,551
# OSG Corp.	2,000	22,438
Pacific Industrial Co., Ltd.	4,000	18,474
# Paramount Bed Co., Ltd.	1,700	25,008
Parco Co., Ltd.	2,000	26,573
# Paris Miki, Inc.	1,000	13,188
#* Pasco Corp.	1,000	1,726
# Pasona, Inc.	10	11,934
#* Penta-Ocean Construction Co., Ltd.	18,000	31,302
# Pigeon Corp.	1,300	22,520
Piolax, Inc.	1,000	20,947
Press Kogyo Co., Ltd.	9,000	47,421
* Prima Meat Packers, Ltd.	5,000	5,294
Q.P. Corp.	2,300	23,567
# Raito Kogyo Co., Ltd.	2,400	6,368
# Rasa Industries, Ltd.	3,000	6,275
* Renown, Inc.	3,000	23,910
Resorttrust, Inc.	1,008	21,243
Rheon Automatic Machinery Co., Ltd.	2,000	6,396
# Rhythm Watch Co., Ltd.	10,000	13,406
Ricoh Elemex Corp.	2,000	16,606
Ricoh Leasing Co., Ltd.	1,000	23,446
# Right On Co., Ltd.	1,125	13,419
# Riken Corp.	7,000	39,278

	Shares	Value††
Riken Technos Corp.	5,000	$13,818
Riken Vitamin Co., Ltd.	2,000	55,882
# Ringer Hut Co., Ltd.	1,800	23,181
* RISA Partners, Inc.	19	48,288
Rock Field Co., Ltd.	300	4,547
Rohto Pharmaceutical Co., Ltd.	4,000	47,870
Roland Corp.	2,000	58,231
Roland DG Corp.	900	45,940
# Round One Corp.	12	29,131
# Royal Co., Ltd.	2,000	21,357
Ryobi, Ltd.	11,000	74,261
Ryoden Trading Co., Ltd.	3,000	23,246
Ryosan Co., Ltd.	1,500	38,723
# Ryoshoku, Ltd.	1,100	22,835
Ryoyo Electro Corp.	2,000	29,742
S Foods, Inc.	2,000	17,111
# S.T. Chemical Co., Ltd.	2,000	25,341
Sagami Chain Co., Ltd.	2,000	20,738
Sagami Co., Ltd.	3,000	4,658
# Sagami Railway Co., Ltd.	12,000	43,568
Saibu Gas Co., Ltd.	12,000	29,677
Saizeriya Co., Ltd.	1,700	27,099
Sakata INX Corp.	3,000	16,139
# Sakata Seed Corp.	2,000	27,577
Sala Corp.	4,000	20,192
San-Ai Oil Co., Ltd.	4,000	15,598
Sanden Corp.	7,000	37,941
# Sanei-International Co., Ltd.	500	11,247
Sankei Building Co., Ltd.	2,000	18,931
# Sanken Electric Co., Ltd.	3,000	15,979
# Sanki Engineering Co., Ltd.	5,000	29,394
Sankyo Seiko Co., Ltd.	4,000	10,154
Sankyo-Tateyama Holdings, Inc.	16,000	19,326
# Sanoh Industrial Co., Ltd.	3,000	24,222
# Sanrio Co., Ltd.	2,100	18,578
Sanshin Electronics Co., Ltd.	2,000	26,799
* Sansui Electric Co., Ltd.	28,000	2,022
Sanyo Chemical Industries, Ltd.	7,000	40,328
Sanyo Denki Co., Ltd.	4,000	20,073
# Sanyo Shokai, Ltd.	4,000	31,525
# Sanyo Special Steel Co., Ltd.	6,000	41,968
Sasebo Heavy Industries Co., Ltd., Tokyo	7,000	41,532
# Sato Corp.	2,100	33,773
Sato Shoji Corp.	2,000	14,766
Satori Electric Co., Ltd.	1,000	11,856
Saxa Holdings, Inc.	4,000	7,194
Secom Joshinetsu Co., Ltd.	900	21,720
# Secom Techno Service Co., Ltd.	500	16,102
Seijo Corp.	800	15,975
# Seika Corp.	8,000	20,973
Seikagaku Corp.	1,700	19,954
Seiko Holdings Corp.	3,307	15,775
Seiren Co., Ltd.	2,000	16,681
* Seiyu, Ltd.	19,000	23,898
Sekisui Jushi Co., Ltd.	4,000	33,264
Sekisui Plastics Co., Ltd.	7,000	22,334
Senko Co., Ltd.	6,000	17,721
Senshu Electric Co., Ltd.	1,000	16,519
Senshukai Co., Ltd.	3,000	30,604
# Shibaura Mechatronics Corp.	4,000	19,228

43

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
# Shibusawa Warehouse Co., Ltd.	6,000	$36,829
Shibuya Kogyo Co., Ltd.	2,100	17,195
Shikibo, Ltd.	9,000	10,551
Shikoku Bank, Ltd.	5,000	20,540
Shikoku Chemicals Corp.	3,000	14,562
Shikoku Coca-Cola Bottling Co., Ltd.	1,500	17,545
Shimachu Co., Ltd.	800	23,773
Shimizu Bank, Ltd.	400	17,374
Shinagawa Refractories Co., Ltd.	5,000	17,544
Shindengen Electric Manufacturing Co., Ltd.	3,000	9,056
Shin-Etsu Polymer Co., Ltd.	5,000	37,783
Shinkawa, Ltd.	1,000	15,156
#* Shinki Co., Ltd.	3,000	2,891
# Shinko Electric Co., Ltd.	6,000	16,430
Shinko Plantech Co., Ltd.	3,000	48,219
Shinko Shoji Co., Ltd.	2,000	23,251
Shin-Kobe Electric Machinery Co., Ltd.	4,000	16,802
Shinmaywa Industries, Ltd.	5,000	19,881
Shinnihon Corp.	4,000	13,817
# Shiroki Co., Ltd.	7,000	20,231
Shizuoka Gas Co., Ltd.	3,000	15,264
Sho-Bond Corp.	2,000	24,132
Shobunsha Publications, Inc.	1,300	11,163
# Shochiku Co., Ltd.	4,000	30,287
Showa Corp.	1,400	11,903
# Showa Sangyo Co., Ltd.	10,000	24,700
Siix Corp.	1,200	31,959
Sinanen Co., Ltd.	3,000	14,609
SKY Perfect JSAT Corp.	36	15,286
SMK Corp.	5,000	42,261
# Snow Brand Milk Products Co., Ltd.	6,500	21,728
# Sorun Corp.	2,000	11,198
SRA Holdings	1,000	17,098
# SSP Co., Ltd.	8,000	39,693
Star Micronics Co., Ltd.	2,000	53,118
Starzen Corp.	4,000	9,395
# Stella Chemifa Corp.	900	21,329
# Sugi Pharmacy Co., Ltd.	1,200	35,890
Sumco Techxiv Corp.	800	41,111
# Sumida Corp.	1,100	16,090
Suminoe Textile Co., Ltd.	5,000	12,329
Sumisho Computer Systems Corp.	1,100	17,888
#* Sumitomo Coal Mining Co., Ltd.	11,500	10,995
Sumitomo Forestry Co., Ltd.	9,000	65,133
Sumitomo Light Metal Industries, Ltd.	11,000	17,607
#* Sumitomo Mitsui Construction Co., Ltd.	9,660	13,837
Sumitomo Osaka Cement Co., Ltd.	18,000	36,113
Sumitomo Pipe & Tube Co., Ltd.	3,000	23,834
# Sumitomo Precision Products Co., Ltd.	2,000	7,242
Sumitomo Seika Chemicals Co., Ltd.	4,000	17,994
Sumitomo Warehouse Co., Ltd.	11,000	63,969
Sun Wave Corp.	2,000	3,263
# SUNX, Ltd.	2,700	18,668
Suruga Corp.	900	17,115
SWCC Showa Holdings Co., Ltd.	12,000	16,417
* SxL Corp.	3,000	1,926

	Shares	Value††
# T.Hasegawa Co., Ltd.	1,600	$25,955
Tachihi Enterprise Co., Ltd.	500	29,763
Tachi-S Co., Ltd.	2,100	16,134
Taihei Dengyo Kaisha, Ltd.	3,000	26,587
Taiho Kogyo Co., Ltd.	1,900	29,776
Taikisha, Ltd.	2,000	21,033
Taisei Rotec Corp.	3,000	4,594
Takagi Securities Co., Ltd.	5,000	14,683
Takamatsu Corp.	1,600	23,718
# Takaoka Electric Manufacturing Co., Ltd.	4,000	5,362
Takara Holdings, Inc.	5,000	31,040
Takara Standard Co., Ltd.	5,000	27,676
Takasago International Corp.	3,000	22,444
Takasago Thermal Engineering Co., Ltd.	6,000	54,360
# Takashima & Co., Ltd.	4,000	6,026
Takiron Co., Ltd.	3,000	7,463
Takuma Co., Ltd.	6,000	26,859
Tamura Corp.	4,000	22,453
Tasaki Shinju Co., Ltd.	2,000	7,825
# TCM Corp.	5,000	15,692
* Teac Corp.	5,000	4,397
Techno Associe Co., Ltd.	1,800	19,607
# Tecmo, Ltd.	2,000	27,060
Teikoku Tsushin Kogyo Co., Ltd.	4,000	15,146
* Tekken Corp.	11,000	13,597
Tenma Corp.	2,000	35,484
The Aichi Bank, Ltd.	300	26,555
The Akita Bank, Ltd.	7,000	35,321
The Aomori Bank, Ltd.	6,000	24,788
The Awa Bank, Ltd.	10,000	60,069
# The Bank of Ikeda, Ltd.	700	28,339
The Bank of Iwate, Ltd.	700	44,527
The Bank of Nagoya, Ltd.	8,000	51,180
The Bank of Okinawa, Ltd.	1,100	42,820
The Bank of Saga, Ltd.	6,000	21,624
#* The Chiba Kogyo Bank, Ltd.	800	11,400
The Chukyo Bank, Ltd.	7,000	21,653
The Daisan Bank, Ltd.	7,000	23,929
The Daito Bank, Ltd.	10,000	10,487
The Ehime Bank, Ltd.	6,000	22,668
The Eighteenth Bank, Ltd.	6,000	21,664
The Fukui Bank, Ltd.	6,000	19,539
The Hokkoku Bank, Ltd.	4,000	20,547
The Hokuetsu Bank, Ltd.	7,000	17,063
The Japan General Estate Co., Ltd.	1,900	32,382
The Japan Wool Textile Co., Ltd.	6,000	48,226
The Kagawa Bank, Ltd.	3,000	16,483
The Kagoshima Bank, Ltd.	9,000	64,646
# The Kanto Tsukuba Bank, Ltd.	1,700	11,682
The Kita-Nippon Bank, Ltd.	400	16,247
* The Maruetsu, Inc.	5,000	35,743
The Michinoku Bank, Ltd.	5,000	16,088
The Minato Bank, Ltd.	21,000	48,429
The Miyazaki Bank, Ltd.	6,000	25,432
The Nagano Bank, Ltd.	6,000	16,098
The Nanto Bank, Ltd.	10,000	57,558
The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	17,520
The Nisshin Oillio Group, Ltd.	10,000	38,411

44

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
The Oita Bank, Ltd.	5,000	$30,120
The San-in Godo Bank, Ltd.	8,000	73,193
The Yasuda Warehouse Co., Ltd.	2,000	19,730
TIS, Inc.	1,800	35,759
TKC Corp.	1,200	21,342
* Toa Corp.	12,000	12,173
Toa Doro Kogyo Co., Ltd.	3,000	4,954
# Toabo Corp.	6,000	5,537
Toagosei Co., Ltd.	20,000	66,117
#* Tobishima Corp.	12,000	5,426
# TOC Co., Ltd.	5,000	42,770
Tocalo Co., Ltd.	1,000	16,101
Tochigi Bank, Ltd.	7,000	41,862
Toei Co., Ltd.	9,000	57,155
Toenec Corp.	3,000	16,203
Tohcello Co., Ltd.	2,000	13,680
Toho Bank, Ltd.	6,000	25,064
# Toho Real Estate Co., Ltd.	4,000	30,646
Toho Zinc Co., Ltd.	4,000	27,814
Tohoku Bank, Ltd.	8,000	14,346
Tokai Corp.	5,000	18,677
Tokai Tokyo Securities Co., Ltd.	7,000	33,928
#* Toko, Inc.	8,000	16,435
Tokushima Bank, Ltd.	7,000	44,436
* Tokushu Tokai Holdings Co., Ltd.	5,189	11,549
* Tokyo Dome Corp.	5,000	27,173
Tokyo Energy & Systems, Inc.	2,000	12,457
# Tokyo Kikai Seisakusho, Ltd.	6,000	14,997
Tokyo Leasing Co., Ltd.	2,200	21,079
# Tokyo Ohka Kogyo Co., Ltd.	1,200	27,078
Tokyo Rakutenchi Co., Ltd.	5,000	18,579
Tokyo Rope Manufacturing Co., Ltd.	4,000	7,703
# Tokyo Seimitsu Co., Ltd.	1,000	25,503
Tokyo Style Co., Ltd.	4,000	42,559
Tokyo Tekko Co., Ltd.	3,000	14,229
Tokyo Theatres Co., Inc.	6,000	12,625
Tokyo Tomin Bank, Ltd.	1,000	35,970
# Tokyotokeiba Co., Ltd.	7,000	17,536
Tokyu Community Corp.	1,000	25,725
# Tokyu Construction Co., Ltd.	5,880	24,522
# Tokyu Livable, Inc.	1,800	25,525
# Tokyu Recreation Co., Ltd.	3,000	18,710
Tokyu Store Chain Corp.	4,000	18,058
Toli Corp.	6,000	12,670
Tomato Bank, Ltd.	9,000	19,703
Tomen Electronics Corp.	800	10,336
# Tomy Co., Ltd.	1,317	9,587
# Tonami Transportation Co., Ltd.	3,000	7,962
#* Tonichi Carlife Group, Inc.	3,000	4,240
Toppan Forms Co., Ltd.	1,800	17,353
Topy Industries, Ltd.	16,000	42,946
# Torishima Pump Manufacturing Co., Ltd.	2,000	25,086
Toshiba Machine Co., Ltd.	5,000	39,804
# Toshiba Plant Kensetsu Co., Ltd.	4,000	40,931
Tosho Printing Co., Ltd.	5,000	11,455
Totetsu Kogyo Co., Ltd.	3,000	17,574
Totoku Electric Co., Ltd.	3,000	3,951
# Tottori Bank, Ltd.	6,000	16,660
# Touei Housing Corp.	900	8,323
#* Towa Bank, Ltd.	10,000	12,063

	Shares	Value††
# Towa Pharmaceutical Co., Ltd.	900	$40,908
# Towa Real Estate Development Co., Ltd.	6,000	13,352
* Toyama Chemicals Co., Ltd.	7,000	45,916
#* Toyo Construction Co., Ltd.	18,000	15,574
# Toyo Corp.	3,000	39,549
# Toyo Electric Co., Ltd.	5,000	17,759
Toyo Engineering Corp.	11,000	67,074
Toyo Kanetsu K.K.	12,000	34,646
Toyo Kohan Co., Ltd.	3,000	16,083
Toyo Radiator Co., Ltd.	5,000	32,675
Toyo Securities Co., Ltd.	5,000	24,175
Toyo Tire & Rubber Co., Ltd.	8,000	30,800
# Trans Cosmos, Inc.	1,100	11,047
Trusco Nakayama Corp.	2,300	35,706
Tsubakimoto Chain Co.	9,000	57,948
Tsukishima Kikai Co., Ltd.	3,000	28,932
Tsumura & Co.	2,000	42,177
Tsurumi Manufacturing Co., Ltd.	2,000	16,110
Tsutsumi Jewelry Co., Ltd.	2,000	41,191
U. Store Co., Ltd.	2,800	20,785
Ube Material Industries, Ltd.	6,000	19,666
Uchida Yoko Co., Ltd.	4,000	16,457
Uniden Corp.	2,000	11,993
Unimat Offisco Corp.	1,700	20,411
# Unitika, Ltd.	33,000	40,718
U-Shin, Ltd.	2,000	10,241
Valor Co., Ltd.	2,000	27,045
#* Venture Link Co., Ltd.	8,600	16,443
#* Victor Co. of Japan, Ltd.	5,000	10,400
Vital-Net, Inc.	2,800	17,186
* Wakachiku Construction Co., Ltd.	4,000	3,403
Warabeya Nichiyo Co., Ltd.	1,200	17,385
# Watami Food Service Co., Ltd.	1,400	23,002
Wood One Co., Ltd.	3,000	16,846
Xebio Co., Ltd.	1,500	48,398
Yamagata Bank, Ltd.	11,000	63,762
Yamaichi Electronics Co., Ltd.	1,600	6,397
Yamamura Glass Co., Ltd.	8,000	18,321
Yamanashi Chuo Bank, Ltd.	7,000	43,986
Yamazen Co., Ltd.	3,000	15,927
Yaoko Co., Ltd.	900	26,683
Yellow Hat, Ltd., Tokyo	1,800	11,947
Yodogawa Steel Works, Ltd.	9,000	49,108
Yokohama Reito Co., Ltd.	3,000	23,329
Yokowo Co., Ltd.	1,700	10,836
# Yomeishu Seizo Co., Ltd.	2,000	20,767
# Yomiuri Land Co., Ltd.	3,000	11,579
Yondenko Corp.	2,100	10,596
Yonekyu Corp.	2,000	19,586
# Yorozu Corp.	1,900	28,154
Yoshimoto Kogyo Co., Ltd.	2,000	27,747
# Yoshinoya Holdings Co., Ltd.	23	38,882
Yuraku Real Estate Co., Ltd.	3,000	10,699
Yurtec Corp.	4,000	21,807
# Yushiro Chemical Industry Co., Ltd.	1,000	17,781
# Zenrin Co., Ltd.	1,800	57,111
# Zensho Co., Ltd.	2,100	20,879
# Zeria Pharmaceutical Co., Ltd.	2,000	18,258
# Zuken, Inc.	2,000	21,953
TOTAL — JAPAN		18,318,507

45

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Promet Berhad	23,000	$—
NETHERLANDS — (2.5%)
COMMON STOCKS — (2.5%)
Aalberts Industries NV	3,132	65,734
Accell Group NV	795	33,692
* AFC Ajax NV	864	10,479
Arcadis NV	806	57,184
# ASM International NV	1,761	41,264
#* BE Semiconductor Industries NV	1,100	5,091
Beter Bed Holding NV	1,357	36,079
Boskalis Westminster CVA	3,846	230,774
Brunel International NV	1,355	35,614
# Corporate Express NV	3,485	30,794
* Crucell NV	1,761	32,911
# Draka Holding NV	762	26,702
Eriks Group NV	272	21,786
Exact Holding NV	619	24,602
Gamma Holding NV	304	23,764
Grolsche NV	800	56,274
# Grontmij NV	824	30,413
# Hagemeyer NV	22,813	155,516
Heijmans NV	819	31,502
Hunter Douglas NV	453	33,085
Imtech NV	3,855	93,133
Innoconcepts NV	1,027	21,464
Jetix Europe NV	783	21,234
Kas Bank NV	488	17,329
* Kendrion NV	133	3,999
Koninklijke Bam Groep NV	3,544	84,575
Koninklijke Ten Cate NV	1,361	46,907
Koninklijke Vopak NV	1,141	62,209
#* Laurus NV	4,820	27,046
Macintosh Retail Group NV	879	29,578
Nutreco Holding NV	1,308	79,755
Oce NV	3,355	60,819
OPG Groep NV	1,812	58,393
Ordina NV	772	13,582
#* Pharming Group NV	3,806	16,943
RSDB NV	354	18,152
* Samas NV	3,291	24,757
Sligro Food Group NV	924	35,615
Smit Internationale NV	564	57,018
# Stork NV	900	62,724
#* Tele Atlas NV	2,700	111,300
Telegraaf Media Groep NV	1,554	53,559
TKH Group NV	2,708	59,768
Unit 4 Agresso NV	982	26,005
USG People NV	1,630	44,722
#* Van der Moolen Holding NV	995	4,838
Vedior NV	7,208	179,151
TOTAL — NETHERLANDS		2,297,835
NEW ZEALAND — (0.7%)
COMMON STOCKS — (0.7%)
Air New Zealand, Ltd.	22,761	31,365
Briscoe Group, Ltd.	15,371	16,472
Cavalier Corp., Ltd.	8,600	20,907

	Shares	Value††
Fisher & Paykel Appliances Holdings, Ltd.	22,140	$57,762
Fisher & Paykel Healthcare Corp.	17,357	41,740
Freightways, Ltd.	7,082	20,080
Hallenstein Glassons Holdings, Ltd.	5,327	17,639
Infratil, Ltd. (6459286)	13,698	29,227
* Infratil, Ltd. (B24CYZ8)	2,739	3,549
Mainfreight, Ltd.	3,992	21,827
New Zealand Refining Co., Ltd.	11,600	68,078
Nuplex Industries, Ltd.	4,647	25,180
Port of Tauranga, Ltd.	7,100	36,552
Pumpkin Patch, Ltd.	7,400	15,027
Pyne Gould Guinness, Ltd.	13,558	19,650
Ryman Healthcare, Ltd.	31,115	51,020
Sanford, Ltd.	6,562	20,981
Sky City Entertainment Group, Ltd.	19,117	69,886
Steel & Tube Holdings, Ltd.	5,579	16,187
* Tower, Ltd.	12,890	21,857
TOTAL COMMON STOCKS		604,986
RIGHTS/WARRANTS — (0.0%)
* Infratil, Ltd. Rights 06/29/12	1,369	584
TOTAL — NEW ZEALAND		605,570
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
# Acta Holding ASA	5,000	20,660
Aker Yards ASA	4,385	67,538
Bonheur ASA	400	16,874
#* Det Norske Oljeselskap ASA	27,000	48,308
# DOF ASA	2,500	24,905
EDB Business Partner ASA	2,200	17,037
Ekornes ASA	1,600	25,698
#* Eltek ASA	1,920	10,925
* Ementor ASA	2,000	13,964
Farstad Shipping ASA	800	19,535
#* Fast Search & Transfer ASA	5,500	10,887
Ganger Rolf ASA	960	36,379
Kongsberg Automotive ASA	2,200	14,152
Kongsberg Gruppen ASA	300	17,266
# Leroy Seafood Group ASA	1,200	21,606
#* Ocean Rig ASA	7,000	55,067
Odfjell ASA Series A	1,000	16,224
Rieber and Son ASA Series A	3,600	34,352
#* Sevan Marine ASA	3,600	48,312
Solstad Offshore ASA	1,000	26,478
Sparebanken Midt-Norge	1,000	13,047
# Tomra Systems ASA	9,200	59,759
Veidekke ASA	2,900	26,607
Wilh. Wilhelmsen ASA	2,050	81,809
TOTAL — NORWAY		727,389
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
* Impresa Sociedade Gestora de Participacoes SA	6,108	18,803
Jeronimo Martins SGPS SA	17,135	137,853
Mota-Engil SGPS SA	2,642	20,005
Portucel-Empresa Produtora de Pasta de Papel SA	20,700	73,184

46

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Sociedade de Investimento e Gestao SGPS SA	6,200	$91,383
* Sonae Industria SGPS SA	2,500	28,274
* Sonaecom SGPS SA	8,301	46,230
TOTAL — PORTUGAL		415,732
SINGAPORE — (1.7%)
COMMON STOCKS — (1.7%)
Allgreen Properties, Ltd.	2,000	2,240
Ascott Group, Ltd.	21,000	20,148
* Asia Food and Properties, Ltd.	70,000	44,966
Bukit Sembawang Estates, Ltd	4,500	35,355
Cerebos Pacific, Ltd.	15,000	44,692
CH Offshore, Ltd.	17,400	9,989
* Chartered Semiconductor Manufacturing, Ltd.	54,000	37,516
# China Aviation Oil (Singapore) Corp .	34,473	51,173
Chuan Hup Holdings, Ltd.	87,000	22,860
Creative Technology Co., Ltd.	2,650	11,701
Delong Holdings, Ltd.	17,000	25,311
Ezra Holdings Pte, Ltd.	14,000	32,367
* Fu Yu Corp., Ltd.	78,750	10,697
GK Goh Holdings, Ltd.	17,000	13,211
Goodpack, Ltd.	14,000	22,275
# Hi-P International, Ltd.	23,000	7,914
Ho Bee Investment, Ltd.	14,000	14,424
Hong Leong Asia, Ltd.	18,000	42,524
Hotel Grand Central, Ltd.	29,203	21,296
Hotel Plaza, Ltd.	25,000	32,528
Hotel Properties, Ltd.	17,200	46,480
Hwa Hong Corp., Ltd.	85,000	41,536
# Hyflux, Ltd.	11,000	26,709
Jaya Holdings, Ltd.	22,000	27,781
K1 Ventures, Ltd.	120,000	25,861
Keppel Telecommunications and Transportation, Ltd.	60,000	238,786
Kim Eng Holdings, Ltd.	23,000	35,823
Labroy Marine, Ltd.	12,000	23,470
Metro Holdings, Ltd.	41,000	30,788
Midas Holdings, Ltd.	21,000	21,248
MobileOne, Ltd.	14,000	19,449
* Orchard Parade Holdings, Ltd.	11,239	12,537
Osim International, Ltd.	16,000	7,501
Petra Foods, Ltd.	20,000	19,458
Raffles Education Corp., Ltd.	29,000	64,605
Robinson & Co., Ltd.	9,600	28,654
SBS Transit, Ltd.	23,000	46,923
Singapore Food Industries, Ltd.	35,000	19,340
Singapore Post, Ltd.	25,000	18,843
SMRT Corp., Ltd.	18,000	20,033
Straits Trading Co., Ltd.	46,200	152,636
* Tuan Sing Holdings, Ltd.	44,000	9,609
Unisteel Technology, Ltd.	15,000	17,821
United Engineers, Ltd.	11,000	28,215
UOB-Kay Hian Holdings, Ltd.	30,000	45,143
WBL Corp., Ltd.	22,000	60,292
TOTAL COMMON STOCKS		1,592,728

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
* Goodpack, Ltd. Rights 07/16/09	1,750	$604
* Hotel Plaza, Ltd. Rights 12/19/07	12,500	1,589
TOTAL RIGHTS/WARRANTS		2,193
TOTAL — SINGAPORE		1,594,921
SPAIN — (1.8%)
COMMON STOCKS — (1.8%)
Abengoa SA	664	22,443
Adolfo Dominguez SA	425	18,271
# Amper SA	1,600	26,625
#* Avanzit SA	6,515	58,463
#* Azkoyen SA	2,000	20,925
* Azkoyen SA	80	837
Banco de Andalucia SA	224	23,571
Banco de Credito Balear SA	573	19,050
# Banco Guipuzcoano SA	4,310	84,143
* Campofrio Alimentacion SA	1,527	23,002
Compania de Distribucion Integral Logista SA	1,100	85,169
Construcciones y Auxiliar de Ferrocarriles SA	169	75,378
* Corporacion Dermoestetica	1,600	21,048
Duro Felguera SA	1,768	23,068
Ebro Puleva SA	3,030	59,326
Electnor SA	711	43,339
* Ercros SA	30,270	18,215
# Faes Farma SA	5,340	94,218
Grupo Empresarial Ence SA	6,000	73,422
Iberpapel Gestion SA	936	25,742
# La Seda de Barcelona SA	20,166	58,159
Mecalux SA	742	30,320
Miquel y Costas & Miquel SA	555	13,774
#* Natraceutical SA	15,014	24,117
* NH Hoteles SA	3,495	69,935
Obrascon Huarte Lain SA	722	29,032
Papeles y Cartones de Europa SA (5496132)	2,123	24,488
* Papeles y Cartones de Europa SA (B28YKP2)	176	2,041
Pescanova SA	479	28,290
Prosegur Cia de Seguridad SA	2,200	80,847
# Service Point Solutions SA	4,907	22,151
#* Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	4,714	24,366
Sol Melia SA	3,261	54,413
SOS Cuetara SA	2,659	54,893
# Tubacex SA	5,465	57,372
Tubos Reunidos SA	5,916	46,965
Unipapel SA	733	20,214
Uralita SA	5,700	55,838
* Urbas Guadahermosa SA	4,591	7,000
#* Vertice Trescientos Sesenta Grados SA	6,515	1,430
Vidrala SA	610	23,339
Viscofan SA	2,730	63,723
#* Zeltia SA, Madrid	6,884	69,856
TOTAL — SPAIN		1,678,818

47

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (1.8%)
COMMON STOCKS — (1.8%)
Addtech AB Series B	2,500	$47,439
* Anoto Group AB	7,000	10,510
Axfood AB	1,800	68,514
Axis Communications AB	2,100	52,741
B&B Tools AB	2,500	66,167
Ballingslov International AB	600	18,953
Bilia AB Series A	2,975	46,475
# Billerud AB	2,100	24,326
# Cantena AB	1,487	25,470
Cardo AB	1,700	53,082
Carl Lamm AB	300	2,675
Castellum AB	6,000	68,753
* Cision AB	2,880	8,656
# Clas Ohlson AB Series B	900	21,928
Cloetta AB Series B	500	16,513
# D. Carnegie & Co. AB	2,150	41,481
Elekta AB Series B	2,400	40,743
Eniro AB	4,800	52,188
Fabege AB	1,980	22,462
G & L Beijer AB Series B	800	22,955
Gunnebo AB	1,800	20,376
Haldex AB	1,680	28,720
Hoganas AB Series B	1,300	30,255
* IBS AB Series B	5,000	11,461
Intrum Justitia AB	2,200	37,571
JM AB	2,312	47,655
Klovern AB	6,000	22,659
Kungsleden AB	4,200	49,737
* Kungsleden AB	4,200	7,559
Lagercrantz Group AB Series B	2,500	11,801
Lindex AB	3,500	62,637
#* Micronic Laser Systems AB	1,600	11,029
Munters AB	2,250	26,925
New Wave Group AB Series B	2,000	22,736
# NIBE Industrier AB	1,900	19,838
Nobia AB	5,100	47,580
Nolato AB Series B	1,100	8,843
OMX AB	5,300	221,215
Peab AB Series B	3,200	32,210
* Peab Industri AB	1,600	12,094
# Q-Med AB	1,500	19,548
# Rottneros Bruk AB	11,700	5,216
* Scribona AB Series B	900	663
Skistar AB	1,500	25,855
* SWECO AB Series B	1,500	13,156
#* Teleca AB Series B	8,000	18,538
* Telelogic AB	9,000	25,060
# Tietoenator Corp. AB	1,015	21,978
Trelleborg AB Series B	3,600	80,213
TOTAL — SWEDEN		1,655,159
SWITZERLAND — (2.8%)
COMMON STOCKS — (2.8%)
AFG Arbonia-Forster Holding AG	75	26,047
Allreal Holding AG	372	42,587
* Ascom Holding AG	1,474	16,282
Bachem Holdings AG	343	29,078
Bank Coop AG	151	10,091
Bank Sarasin & Cie Series B	10	47,621

	Shares	Value††
Banque Cantonale de Geneve	85	$21,271
Banque Cantonale Vaudoise	144	67,676
Banque Privee Edmond de Rothschild SA	2	66,679
Barry Callebaut AG	165	128,654
Belimo Holdings AG	34	39,870
Bellevue Group AG	298	22,722
Berner Kantonalbank	264	50,021
Bobst Group AG	800	55,204
Bucher Industries AG	268	66,407
Charles Voegele Holding AG	317	27,471
Clariant AG	4,754	41,988
Conzzeta Holdings AG	27	57,359
* Dufry Group	187	18,210
Emmi AG	111	16,603
Ems-Chemie Holding AG	300	43,676
Energiedienst Holding AG	100	54,003
Flughafen Zuerich AG	117	46,508
Forbo Holding AG	51	30,675
Galenica Holding AG	237	128,800
George Fisher AG	155	102,126
Gurit Holding AG	25	19,325
Helvetia Holding AG	188	63,243
Hexagon AB	1,350	30,271
Jelmoli Holding AG	16	38,857
Kaba Holding AG	90	28,644
* Kardex AG	430	24,669
Komax Holding AG	205	32,289
# Kudelski SA	1,700	29,430
Kuoni Reisen Holding AG	120	63,483
Luzerner Kantonalbank	200	45,673
Medisize Holding AG	250	16,783
* Micronas Semiconductor Holding AG	800	7,589
Phoenix Mecano AG	50	23,158
PSP Swiss Property AG	1,947	99,870
PubliGroupe SA	70	23,216
Rieters Holdings AG	155	77,065
Romande Energie Holding SA	50	88,329
Schweiter Technology AG	80	26,667
Schweizerhall Holding AG	184	27,296
Schweizerische National Versicherungs Gesellschaft	30	20,818
SEZ Holding AG	815	16,430
SIA Abrasives Holding AG	78	27,746
Societe Generale d'Affichage	64	13,674
St. Galler Kantonalbank	98	41,500
Swiss Prime Site AG	468	24,911
* Swisslog Holding AG	16,104	21,821
Tecan Group AG	607	37,779
* Temenos Group AG	2,495	60,303
Valartis Group AG	200	14,141
Valiant Holding AG	541	84,547
Valora Holding AG	100	25,456
* Von Roll Holding AG	2,718	20,854
Vontobel Holdings AG	1,700	83,427
#* Ypsomed Holdings AG	227	16,221
Zehnder Holding AG	12	19,651
Zuger Kantonalbank	8	23,399
TOTAL — SWITZERLAND		2,576,164

48

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (15.5%)
COMMON STOCKS — (15.5%)
A & J Mucklow Group P.L.C.	1,478	$8,862
Abbot Group P.L.C.	7,000	47,397
Aberdeen Asset Management P.L.C.	38,814	133,763
* Acambis P.L.C.	3,063	8,333
Aegis Group P.L.C.	33,093	75,743
Aga Foodservice Group P.L.C.	5,124	39,532
Aggreko P.L.C.	14,299	148,983
Alba P.L.C.	1,765	3,674
Alexon Group P.L.C.	3,898	10,256
Alfred McAlpine P.L.C.	4,577	49,287
* Alizyme P.L.C.	8,514	13,557
* Alphameric P.L.C.	12,452	6,982
Amlin P.L.C.	28,183	178,938
Anglo Pacific Group P.L.C.	9,858	35,695
Anite P.L.C.	7,470	6,687
Arena Leisure P.L.C.	8,000	8,926
ARM Holdings P.L.C.	81,209	221,813
Arriva P.L.C.	10,453	175,363
Ashtead Group P.L.C.	13,374	20,909
Atkins WS P.L.C.	4,902	121,786
* Autonomy Corp. P.L.C.	6,824	111,905
Aveva Group P.L.C.	2,329	45,264
* Avis Europe P.L.C.	21,462	12,699
* Axis-Shield P.L.C.	3,456	18,672
Axon Group P.L.C.	1,245	14,705
Babcock International Group P.L.C.	10,808	130,975
Balfour Beatty P.L.C.	2,239	22,494
Barr (A.G.) P.L.C.	1,130	27,168
BBA Aviation P.L.C.	18,461	82,845
Beazley Group P.L.C.	14,914	50,495
Bellway P.L.C.	4,000	79,774
Benfield Group, Ltd. P.L.C.	6,594	41,235
* Biocompatibles International P.L.C.	927	2,710
# Blacks Leisure Group P.L.C.	2,366	10,962
* Blinkx P.L.C.	4,802	2,169
Bloomsbury Publishing P.L.C.	3,174	7,829
Bodycote International P.L.C.	15,450	78,714
Bovis Homes Group P.L.C.	5,053	65,650
BPP Holdings P.L.C.	2,800	42,484
Brammer P.L.C.	1,933	8,981
Brewin Dolphin Holdings P.L.C.	18,429	64,723
Brit Insurance Holdings P.L.C.	19,204	101,288
British Polythene Industries P.L.C.	2,000	11,337
* Britvic P.L.C.	6,174	43,970
BSS Group P.L.C.	5,876	53,700
* BTG P.L.C.	8,348	17,738
Burren Energy P.L.C.	4,458	114,407
Capital & Regional P.L.C.	2,615	29,479
Care UK P.L.C.	2,594	22,994
Carillion P.L.C.	13,913	105,696
Carpetright P.L.C.	4,000	87,675
Castings P.L.C.	4,744	28,263
Catlin Group, Ltd.	2,107	18,174
* Charter P.L.C.	8,148	144,528
Chemring Group P.L.C.	2,294	100,924
Chesnara P.L.C.	3,500	12,588
Chloride Group P.L.C.	12,218	46,911
Christian Salvesen P.L.C.	12,000	22,535
Chrysalis Group P.L.C.	5,000	11,319

	Shares	Value††
Clinton Cards P.L.C.	13,538	$16,543
Close Brothers Group P.L.C.	6,551	121,305
* CLS Holdings P.L.C.	4,226	34,821
Collins Stewart P.L.C.	4,982	17,690
* Colt Telecom Group SA	13,597	50,946
Communisis P.L.C.	4,553	6,639
Computacenter P.L.C.	6,654	22,945
Consort Medical P.L.C.	1,360	17,194
Cookson Group P.L.C.	6,400	98,109
Corin Group P.L.C.	2,986	36,769
Cranswick P.L.C.	1,977	32,111
Croda International P.L.C.	5,591	66,883
* CSR P.L.C.	5,290	69,209
Daejan Holdings P.L.C.	779	50,387
Dairy Crest Group P.L.C.	6,206	76,398
* Dana Petroleum P.L.C.	3,699	100,651
* Danka Business Systems P.L.C.	7,000	508
Davis Service Group P.L.C.	7,300	79,329
Dawson Holdings P.L.C.	6,455	13,676
De La Rue P.L.C.	7,044	126,267
Delta P.L.C.	6,000	14,029
Detica Group P.L.C.	6,235	29,467
Development Securities P.L.C.	1,186	9,946
Devro P.L.C.	8,000	14,114
Dialight P.L.C.	2,792	7,401
Dicom Group P.L.C.	4,824	18,854
Dignity P.L.C.	1,401	22,814
Dimension Data Holdings P.L.C.	53,000	66,995
Diploma P.L.C.	1,500	29,301
Domino Printing Sciences P.L.C.	6,574	35,831
DS Smith P.L.C.	19,364	83,571
DTZ Holdings P.L.C.	4,629	31,048
Dyson Group P.L.C.	3,052	11,293
E2V Technologies P.L.C.	2,700	15,528
Electrocomponents P.L.C.	25,911	117,863
Elementis P.L.C.	23,267	40,204
Emap P.L.C.	8,505	145,381
Ennstone P.L.C.	46,777	35,140
Enodis P.L.C.	16,913	59,906
Erinaceous Group P.L.C.	4,077	709
Euromoney Institutional Investor P.L.C.	3,960	32,933
Evolution Group P.L.C.	7,200	15,666
Expro International Group P.L.C.	6,150	128,245
F&C Asset Management P.L.C.	30,246	125,530
Fenner P.L.C.	7,389	35,902
Fidessa Group P.L.C.	2,121	41,788
Filtrona P.L.C.	7,745	35,464
* Filtronic P.L.C.	3,555	12,748
Findel P.L.C.	3,443	43,376
FKI P.L.C.	26,756	42,530
Forth Ports P.L.C.	2,313	86,547
Foseco P.L.C.	4,553	25,898
French Connection Group P.L.C.	2,765	6,240
* Full Circle Future, Ltd.	3,000	—
Fuller Smith &Turner P.L.C.	3,070	39,158
Future P.L.C.	13,448	9,292
* Galiform P.L.C.	31,043	59,618
Galliford Try P.L.C.	13,505	35,138
Game Group P.L.C.	17,436	70,640
Games Workshop Group P.L.C.	510	2,075

49

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GCAP Media P.L.C.	5,709	$14,952
Go-Ahead Group P.L.C.	2,000	101,687
Grainger P.L.C.	3,595	27,629
Greene King P.L.C.	7,178	120,762
Greggs P.L.C.	640	62,725
* Gyrus Group P.L.C.	8,829	110,037
Halfords Group P.L.C.	8,640	55,221
Halma P.L.C.	18,397	81,050
Headlam Group P.L.C.	3,793	38,430
Helical Bar P.L.C.	4,115	32,033
Helphire P.L.C.	6,555	50,792
Henderson Group P.L.C.	38,295	113,150
Henry Boot P.L.C.	3,595	12,655
* Heywood Williams Group P.L.C.	5,000	5,381
Hikma Pharmaceuticals P.L.C.	6,026	58,442
Hill & Smith Holdings P.L.C.	7,437	50,946
Hiscox, Ltd.	15,525	85,214
HMV Group P.L.C.	23,197	53,954
Holidaybreak P.L.C.	2,376	32,569
Homeserve P.L.C.	3,150	115,285
Hunting P.L.C.	6,453	93,000
Huntsworth P.L.C.	1,679	2,772
Hyder Consulting P.L.C.	2,034	20,028
IG Group Holdings P.L.C.	12,376	104,003
IMI P.L.C.	18,222	169,283
Inmarsat P.L.C.	14,053	137,266
* Innovation Group P.L.C.	44,854	28,336
Interserve P.L.C.	9,249	89,641
Intertek Group P.L.C.	6,105	113,502
ITE Group P.L.C.	10,838	37,980
J.D. Wetherspoon P.L.C.	7,000	57,506
James Fisher & Sons P.L.C.	3,436	43,935
Jardine Lloyd Thompson Group P.L.C.	6,949	51,059
JJB Sports P.L.C.	12,000	34,227
JKX Oil and Gas P.L.C.	6,993	53,518
John Menzies P.L.C.	3,000	32,727
John Wood Group P.L.C.	24,689	208,360
Johnson Service Group P.L.C.	2,872	3,482
Johnston Press P.L.C.	7,215	39,680
Kcom Group P.L.C.	15,853	18,223
Keller Group P.L.C.	3,959	66,308
Kesa Electricals P.L.C.	26,609	129,217
Kier Group P.L.C.	1,809	59,604
Kiln, Ltd.	11,852	25,701
Laird Group P.L.C.	10,782	129,894
Lavendon Group P.L.C.	1,578	16,359
Liontrust Asset Management P.L.C.	2,728	18,507
London Scottish Bank P.L.C.	9,849	15,898
Lookers P.L.C.	5,753	15,142
Low & Bonar P.L.C.	7,500	17,629
Luminar Group Holdings P.L.C.	2,328	25,082
Macfarlane Group P.L.C.	6,000	3,445
Management Consulting Group P.L.C.	21,891	14,403
Marshalls P.L.C.	5,652	33,701
Marston's P.L.C.	14,576	100,596
Mcbride P.L.C.	6,500	21,058
Meggitt P.L.C.	15,662	100,139
Melrose Resources P.L.C.	5,289	35,875
Michael Page International P.L.C.	21,322	143,330
Micro Focus International P.L.C.	5,660	32,589

	Shares	Value††
Millennium and Copthorne Hotels P.L.C.	7,254	$69,331
* Minerva P.L.C.	5,000	16,363
Misys P.L.C.	31,196	128,765
Mitie Group P.L.C.	12,853	72,731
Molins P.L.C.	1,360	3,972
* Monitise P.L.C.	11,823	3,579
Morgan Crucible Co. P.L.C.	10,153	54,577
Morgan Sindall P.L.C.	1,492	37,067
* Morse P.L.C.	9,635	13,559
Mothercare P.L.C.	3,573	25,686
Mouchel Parkman P.L.C.	5,135	46,599
N Brown Group P.L.C.	9,038	45,902
National Express Group P.L.C.	7,300	177,682
Nestor Healthcare Group P.L.C.	4,757	3,298
* Nord Anglia Education P.L.C.	3,216	17,022
Northern Foods P.L.C.	23,834	46,627
Northgate Information Solutions P.L.C.	22,083	29,972
Northgate P.L.C.	3,863	59,270
Northumbrian Water Group P.L.C.	18,478	133,154
NSB Retail Systems P.L.C.	36,426	16,238
* NXT P.L.C.	3,360	570
OPD Group P.L.C.	2,139	9,025
* Oxford Biomedica P.L.C.	29,875	13,508
Oxford Instruments P.L.C.	4,604	19,123
* Parity Group P.L.C.	225	292
PayPoint P.L.C.	1,573	21,220
Pendragon P.L.C.	28,408	22,646
Pennon Group P.L.C.	2,448	33,991
Photo-Me International P.L.C.	11,000	9,056
Pinewood Shepperton P.L.C.	3,450	17,111
* Pinnacle Staffing Group P.L.C.	3,700	342
Premier Farnell P.L.C.	10,889	31,815
Premier Foods P.L.C.	12,535	51,480
* Premier Oil P.L.C.	4,000	106,703
* Protherics P.L.C.	20,338	22,964
Provident Financial P.L.C.	4,563	82,078
Psion P.L.C.	6,000	11,994
PZ Cussons P.L.C.	14,129	63,091
Rathbone Brothers P.L.C.	1,642	37,215
Raven Mount P.L.C.	13,000	22,368
Redrow P.L.C.	11,802	85,014
* Regent Inns P.L.C.	4,883	4,295
Regus Group P.L.C.	30,700	51,772
Renishaw P.L.C.	2,904	38,216
Rensburg Sheppards P.L.C.	1,080	13,600
Restaurant Group P.L.C.	8,444	37,815
RM P.L.C.	5,970	24,539
Robert Wiseman Dairies P.L.C.	1,877	19,502
ROK P.L.C.	11,035	30,155
Rotork P.L.C.	4,906	99,165
RPC Group P.L.C.	4,083	19,503
RPS Group P.L.C.	9,770	60,614
Savills P.L.C.	5,508	35,819
* Scapa Group P.L.C.	6,600	4,367
* SCI Entertainment Group P.L.C.	1,955	9,764
* SDL P.L.C.	3,813	21,983
Senior P.L.C.	14,400	32,846
Severfield-Rowen P.L.C.	1,808	18,791
Shanks Group P.L.C.	14,724	66,466

50

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Shore Capital Group P.L.C.	11,089	$10,303
SIG P.L.C.	5,999	106,606
* Skyepharma P.L.C.	28,800	7,699
SMG P.L.C.	10,000	2,567
Smiths News P.L.C.	10,824	24,798
* Soco International P.L.C.	3,613	172,657
Spectris P.L.C.	5,378	84,803
Speedy Hire P.L.C.	1,564	27,549
Spirax-Sarco Engineering P.L.C.	3,291	65,090
* Spirent Communications P.L.C.	42,716	55,551
SSL International P.L.C.	8,710	90,151
St Ives Group P.L.C.	3,000	15,404
ST Modwen Properties P.L.C.	11,500	100,154
St. Jame's Place P.L.C.	5,007	31,292
Stagecoach Group P.L.C.	31,818	161,502
* Stanelco P.L.C.	51,229	337
Sthree P.L.C.	2,791	11,227
T. Clarke P.L.C.	3,989	14,861
Taylor Nelson Sofres P.L.C.	17,457	72,202
TDG P.L.C.	4,126	17,741
Ted Baker P.L.C.	1,617	17,663
The Vitec Group P.L.C.	2,000	23,527
The Weir Group P.L.C.	10,306	165,671
* THUS Group P.L.C.	5,300	14,750
Tomkins P.L.C.	41,311	165,999
Topps Tiles P.L.C.	5,775	19,279
Town Centre Securities P.L.C.	3,092	22,413
Trinity Mirror P.L.C.	6,899	47,992
TT electronics P.L.C.	6,965	18,575
Tullett Prebon P.L.C.	4,982	48,563
* UK Coal P.L.C.	7,301	63,705
Ultra Electronics Holdings P.L.C.	2,783	67,850
Uniq P.L.C.	7,440	31,440
Unite Group P.L.C.	5,545	46,621
United Business Media P.L.C.	14,196	186,390
UTV Media P.L.C.	2,430	13,398
Venture Production P.L.C.	5,663	92,587
* Vernalis P.L.C.	2,514	509
Victrex P.L.C.	3,288	46,210
VT Group P.L.C.	7,300	96,679
Warner Estate Holdings P.L.C.	1,785	16,421
* Wembley P.L.C.	1,429	294
WH Smith P.L.C.	10,824	70,754
Whatman P.L.C.	6,385	24,895
White Young Green P.L.C.	2,244	18,123
Wilmington Group P.L.C.	6,879	29,026
Wincanton P.L.C.	5,790	47,860
* Wolfson Microelectronics P.L.C.	7,866	38,275
Woolworths Group P.L.C.	71,508	21,718
WSP Group P.L.C.	4,191	59,239
Xaar P.L.C.	5,056	20,754
Yule Catto & Co. P.L.C.	6,673	23,172
TOTAL COMMON STOCKS		14,340,005
RIGHTS/WARRANTS — (0.0%)
* SMG P.L.C. Rights 12/18/07	20,000	321
TOTAL — UNITED KINGDOM		14,340,326

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $430,000 FNMA 5.58%, 03/25/37, valued at $315,938) to be repurchased at $308,114	$308	$308,000
SECURITIES LENDING COLLATERAL — (14.2%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $24,447,626 FHLMC, rates ranging from 4.500% to 5.298%(r), maturities ranging from 03/01/33 to 06/01/37, valued at $13,465,878) to be repurchased at $13,206,935	13,202	13,201,841
TOTAL INVESTMENTS — (100.0%) (Cost $76,971,510)		$92,762,308

See accompanying Notes to Financial Statements.
51

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
UNITED STATES — (99.3%)
BONDS — (11.3%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	$1,700	$1,692,955
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	1,900	1,895,442
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,100	2,091,636
Wachovia Corp. Floating Rate Note (r) 5.370%, 10/28/08	1,800	1,795,081
(r) 5.465%, 11/24/09	2,000	1,984,736
TOTAL BONDS		9,459,850
CERTIFICATES OF DEPOSITS INTEREST BEARING — (7.2%)
Barclays Bank 4.880%, 02/06/08	2,200	2,200,000
Royal Bank of Canada 4.720%, 02/15/08	2,100	2,100,000
UBS AG 4.875%, 02/19/08	1,700	1,700,022
TOTAL CERTIFICATES OF DEPOSITS INTEREST BEARING		6,000,022
COMMERCIAL PAPER — (80.8%)
Abbey National North America 4.930%, 01/02/08	2,100	2,090,618
AIG Funding, Inc. 4.700%, 01/08/08	2,100	2,088,529
AstraZeneca P.L.C. 4.590%, 02/06/08	2,200	2,178,848
BNP Paribas Finance, Inc. 4.540%, 12/03/07	2,200	2,199,133
Caisse Centrale Desjardins Du Quebec 4.940%, 02/26/08	2,100	2,073,871
CME Group, Inc. 4.600%, 02/08/08	2,000	1,980,206
Colgate-Palmolive Co. 4.450%, 12/10/07	1,400	1,398,159
Cornell University 4.600%, 01/09/08	2,100	2,102,520
Danske Corp. 4.875%, 12/27/07	2,100	2,092,456
Dexia Delaware LLC 4.790%, 01/07/08	2,000	1,989,415
Eksportfinans 4.530%, 01/23/08	2,100	2,083,815
Electricite de France 4.780%, 01/08/08	1,800	1,790,168
GlaxosmithKline 4.650%, 02/04/08	1,800	1,783,203
Govco, Inc. 4.750%, 12/04/07	500	499,706
Hewlett-Packard Co. 4.520%, 01/02/08	2,100	2,090,560

	Face Amount	Value†
	(000)
ING America Insurance Holdings 4.700%, 02/19/08	$2,100	$2,075,950
Lloyds TSB Bank P.L.C. 4.680%, 01/14/08	2,100	2,086,324
Metlife Funding, Inc. 4.530%, 12/12/07	2,200	2,196,527
National Rural Utilities 4.550%, 01/10/08	2,100	2,087,736
New Center Asset Trust 4.950%, 12/04/07	2,100	2,098,766
Nordea North America, Inc. 4.750%, 01/14/08	2,100	2,086,245
Nstar Electric Co. 4.520%, 12/04/07	2,100	2,098,889
NYSE Euronext 4.530%, 12/04/07	1,700	1,699,106
Royal Bank of Scotland P.L.C. 4.790%, 02/11/08	2,000	1,979,357
Siemens Capital Corp. 4.550%, 12/27/07	2,200	2,192,096
Societe Generale North America 5.100%, 12/03/07	2,100	2,099,172
Stanley Works 4.500%, 12/05/07	2,100	2,098,612
Svenska Handelsbanken 4.600%, 12/05/07	2,100	2,098,620
Swedish Export Credit Corp. 4.620%, 01/22/08	600	595,454
4.640%, 02/27/08	1,300	1,283,641
Sysco Corp. 4.480%, 12/06/07	2,100	2,098,345
Total Capital SA 4.800%, 12/31/07	2,100	2,091,288
UBS Finance Delaware, Inc. 5.090%, 01/04/08	2,000	1,990,414
USAA Capital Corp. 4.650%, 02/15/08	2,100	2,077,137
Westpac Banking Corp. 5.590%, 12/11/07	1,300	1,298,119
5.060%, 01/15/08	900	894,018
TOTAL COMMERCIAL PAPER		67,667,023
TOTAL — UNITED STATES		83,126,895
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $800,000 FNMA 5.58%, 03/25/37, valued at $587,822) to be repurchased at $579,214	579	579,000
TOTAL INVESTMENTS — (100.0%) (Cost $83,764,589)		$83,705,895

52

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.8%)
BONDS — (0.8%)
Toyota Finance Australia 4.710%, 12/20/07	900	$793,902
AUSTRIA — (5.4%)
BONDS — (5.4%)
Austria Government International Bond (f) 3.000%, 08/21/09	1,200	1,065,287
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	245,000	2,248,810
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	200,000	1,829,765
TOTAL — AUSTRIA		5,143,862
BELGIUM — (2.0%)
BONDS — (2.0%)
Belgium, Kingdom of 5.750%, 03/28/08	1,300	1,908,675
CANADA — (0.7%)
BONDS — (0.7%)
Ontario, Province of (j) 1.875%, 01/25/10	70,000	643,481
DENMARK — (1.6%)
BONDS — (1.6%)
Kommunekredit (f) 3.000%, 11/19/08	1,670	1,476,945
FINLAND — (2.8%)
BONDS — (2.8%)
Municipality Finance (t) 5.110%, 02/14/08	3,000	2,636,734
FRANCE — (7.2%)
BONDS — (7.2%)
ERAP 3.375%, 04/25/08	500	729,112
Government of France 5.250%, 04/25/08	1,600	2,350,272
IXIS- CIB 2.750%, 06/26/08	260	376,235
Societe Nationale des Chemins de Fer Francais 7.500%, 04/26/08	1,500	2,215,291
UNEDIC 3.500%, 09/18/08	800	1,160,335
TOTAL — FRANCE		6,831,245
GERMANY — (13.0%)
BONDS — (13.0%)
Bayerische Landesbank 2.875%, 02/15/08	400	582,917
Bundesrepublik Deutschland 4.125%, 07/04/08	1,000	1,463,024

	Face Amount^	Value†
	(000)
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	400	$61,936
(j) 1.750%, 03/23/10	20,000	183,375
(j) 1.850%, 09/20/10	150,000	1,383,037
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	2,000	1,770,820
Landwirtschaftliche Rentenbank 3.000%, 01/31/08	1,000	1,458,710
(t) 5.340%, 03/10/08	1,400	1,228,992
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(f) 1.500%, 03/25/08	500	439,780
3.000%, 07/04/08	850	1,231,603
Norddeutsche Landesbank Girozentrale AG (j) 0.900%, 02/08/10	280,000	2,519,503
TOTAL — GERMANY		12,323,697
JAPAN — (3.2%)
BONDS — (3.2%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	225,000	2,072,981
Japan Financial Corp. Small and Medium Enterprises 1.100%, 09/20/11	100,000	901,921
TOTAL — JAPAN		2,974,902
NETHERLANDS — (2.7%)
BONDS — (2.7%)
Rabobank Nederland (s) 2.250%, 05/08/09	2,000	302,898
(j) 0.800%, 02/03/11	250,000	2,230,653
TOTAL — NETHERLANDS		2,533,551
NORWAY — (2.4%)
BONDS — (2.4%)
Eksportfinans (j) 1.800%, 06/21/10	243,000	2,231,036
SPAIN — (2.5%)
BONDS — (2.5%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	255,000	2,334,966
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.8%)
BONDS — (3.8%)
African Development Bank (j) 1.950%, 03/23/10	230,000	2,112,502
European Investment Bank (j) 1.250%, 09/20/12	50,000	453,275
Nordic Investment Bank (t) 5.090%, 12/20/07	800	705,810

53

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	2,000	$318,678
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		3,590,265
SWEDEN — (5.2%)
BONDS — (5.2%)
City of Stockholm 3.375%, 03/08/10	9,700	1,481,932
Kommuninvest (t) 5.200%, 04/28/08	1,200	1,049,606
4.100%, 05/11/09	6,000	932,520
(f) 2.250%, 12/14/09	740	648,427
Svensk Exportkredit AB (d) 5.375%, 10/15/09	4,000	796,304
TOTAL — SWEDEN		4,908,789
UNITED KINGDOM — (7.8%)
BONDS — (7.8%)
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	2,300	1,973,946
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	1,300	1,891,906
Network Rail MTN Finance P.L.C. (e) 3.125%, 03/30/09	1,000	1,441,289
Royal Bank of Scotland P.L.C. 5.000%, 12/20/07	1,000	2,053,845
TOTAL — UNITED KINGDOM		7,360,986
UNITED STATES — (38.4%)
AGENCY OBLIGATIONS — (1.4%)
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	900	1,313,205
BONDS — (13.8%)
General Electric Capital Corp. (s) 3.250%, 01/28/10	1,000	151,053
(j) 1.450%, 11/10/11	235,000	2,103,643
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,300	2,290,839
Paccar Financial Corp. Floating Rate Note (r) 5.494%, 12/03/10	2,100	2,089,638
Pfizer, Inc. (j) 1.200%, 02/22/11	150,000	1,353,722
Toyota Motor Credit Corp. (j) 1.300%, 03/16/12	290,000	2,627,262
Wells Fargo & Co. Floating Rate Note (r) 5.380%, 09/23/09	2,500	2,500,815
TOTAL BONDS		13,116,972

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (23.2%)
AstraZeneca P.L.C. 4.550%, 01/28/08	2,200	$2,181,619
Caisse Centrale Desjardins Du Quebec 4.900%, 01/22/08	1,300	1,290,151
Cornell University 4.600%, 01/09/08	1,400	1,401,680
duPont (E.I.) de Nemours & Co., Inc. 4.450%, 12/10/07	2,100	2,097,221
Electricite de France 4.900%, 12/14/07	1,600	1,597,051
Emerson Electric Co. 4.500%, 12/03/07	800	799,683
ING America Insurance Holdings 5.550%, 12/04/07	2,400	2,398,738
Metlife Funding, Inc. 4.530%, 12/12/07	2,100	2,096,685
National Rural Utilities 4.550%, 01/10/08	1,900	1,888,903
New Center Asset Trust 4.950%, 12/04/07	2,200	2,198,707
Stanley Works 4.770%, 12/14/07	500	499,073
Swedish Export Credit Corp. 4.640%, 02/27/08	1,300	1,283,641
Total Capital SA 4.800%, 12/31/07	2,200	2,190,873
TOTAL COMMERCIAL PAPER		21,924,025
TOTAL — UNITED STATES		36,354,202
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $715,000 FNMA 5.58%, 03/25/37, valued at $525,340) to be repurchased at $514,190	$514	514,000
TOTAL INVESTMENTS — (100.0%) (Cost $90,071,296)		$94,561,238

See accompanying Notes to Financial Statements.
54

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	VA Small Value Portfolio	VA Large Value Portfolio	VA International Value Portfolio
ASSETS:
Investments at Value (including $7,709, $4,121, and $6,408 of securities on loan, respectively)	$100,848	$139,138	$113,504
Temporary Cash Investments at Value	677	737	525
Collateral Received from Securities on Loan at Value	8,265	4,209	6,726
Foreign Currencies at Value	—	—	227
Cash	1	1	15
Receivables:
Investment Securities Sold	734	658	—
Dividends, Interest, and Tax Reclaims	95	315	371
Securities Lending Income	14	1	4
Fund Shares Sold	5	16	3
Total Assets	110,639	145,075	121,375
LIABILITIES:
Payables:
Upon Return of Securities Loaned	8,265	4,209	6,726
Investment Securities Purchased	616	—	314
Fund Shares Redeemed	10	—	6
Due to Advisor	43	29	38
Accrued Expenses and Other Liabilities	10	12	12
Total Liabilities	8,944	4,250	7,096
NET ASSETS	$101,695	$140,825	$114,279
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,676,015	8,072,003	5,198,704
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.25	$17.45	$21.98
Investments at Cost	$111,299	$118,180	$79,353
Temporary Cash Investments at Cost	$677	$737	$525
Collateral Received from Securities on Loan at Cost	$8,265	$4,209	$6,726
Foreign Currencies at Cost	—	—	$227
NET ASSETS CONSIST OF:
Paid-In Capital	$102,303	$120,088	$67,495
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,010	1,638	3,265
Accumulated Net Realized Gain (Loss)	8,833	(1,859)	9,361
Net Unrealized Foreign Exchange Gain (Loss)	—	—	7
Net Unrealized Appreciation (Depreciation)	(10,451)	20,958	34,151
NET ASSETS	$101,695	$140,825	$114,279
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
55

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
ASSETS:
Investments at Value (including $12,275, $0, and $0 of securities on loan, respectively)	$79,252	$83,127	$94,047
Temporary Cash Investments at Value	308	579	514
Collateral Received from Securities on Loan at Value	13,202	—	—
Foreign Currencies at Value	389	—	4,982
Cash	16	—	—
Receivables:
Investment Securities Sold	186	—	11,835
Dividends, Interest, and Tax Reclaims	145	37	1,077
Securities Lending Income	20	—	—
Fund Shares Sold	3	17	12
Forward Currency	—	—	18
Unrealized Gain on Forward Currency Contracts	—	—	324
Total Assets	93,521	83,760	112,809
LIABILITIES:
Payables:
Upon Return of Securities Loaned	13,202	—	—
Investment Securities Purchased	554	—	16,284
Fund Shares Redeemed	1	—	—
Due to Advisor	33	17	20
Unrealized Loss on Forward Currency Contracts	—	—	275
Accrued Expenses and Other Liabilities	11	7	84
Total Liabilities	13,801	24	16,663
NET ASSETS	$79,720	$83,736	$96,146
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	5,171,814	7,928,743	8,782,769
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.41	$10.56	$10.95
Investments at Cost	$63,461	$83,185	$89,557
Temporary Cash Investments at Cost	$308	$579	$514
Collateral Received from Securities on Loan at Cost	$13,202	—	—
Foreign Currencies at Cost	$388	—	$5,007
NET ASSETS CONSIST OF:
Paid-In Capital	$55,591	$80,668	$91,367
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,243	3,465	1,594
Accumulated Net Realized Gain (Loss)	7,086	(339)	(1,363)
Net Unrealized Foreign Exchange Gain (Loss)	8	—	83
Net Unrealized Appreciation (Depreciation)	15,792	(58)	4,465
NET ASSETS	$79,720	$83,736	$96,146
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
56

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	VA Small Value Portfolio	VA Large Value Portfolio	VA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0 and $298, respectively)	$1,528	$2,103	$3,705
Interest	39	56	28
Income from Securities Lending	125	12	154
Total Investment Income	1,692	2,171	3,887
Expenses
Investment Advisory Services Fees	539	347	425
Accounting & Transfer Agent Fees	32	35	37
Custodian Fees	14	4	23
Filing Fees	1	1	1
Shareholders' Reports	7	2	6
Directors'/Trustees' Fees & Expenses	1	1	1
Legal Fees	1	1	1
Audit Fees	1	—	1
Other	3	1	6
Total Expenses	599	392	501
Net Investment Income (Loss)	1,093	1,779	3,386
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	8,865	(1,858)	9,732
Foreign Currency Transactions	—	—	25
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(23,357)	(2,084)	3,230
Translation of Foreign Currency Denominated Amounts	—	—	3
Net Realized and Unrealized Gain (Loss)	(14,492)	(3,942)	12,990
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,399)	$(2,163)	$16,376

See accompanying Notes to Financial Statements.
57

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $91, $0, and $0, respectively)	$1,500	$—	$—
Interest	22	3,970	2,942
Income from Securities Lending	259	—	—
Total Investment Income	1,781	3,970	2,942
Expenses
Investment Advisory Services Fees	361	190	221
Accounting & Transfer Agent Fees	34	28	35
Custodian Fees	41	5	10
Filing Fees	—	1	—
Shareholders' Reports	4	4	5
Directors'/Trustees' Fees & Expenses	1	—	1
Legal Fees	—	1	1
Audit Fees	1	1	1
Other	8	1	1
Total Expenses	450	231	275
Net Investment Income (Loss)	1,331	3,739	2,667
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	7,307	(1)	(413)
Foreign Currency Transactions	14	—	(2,451)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(594)	(27)	2,551
Translation of Foreign Currency Denominated Amounts	6	—	2,055
Net Realized and Unrealized Gain (Loss)	6,733	(28)	1,742
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,064	$3,711	$4,409

See accompanying Notes to Financial Statements.
58

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA Small Value Portfolio		VA Large Value Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,093	$819	$1,779	$1,446
Net Realized Gain (Loss) on Investment Securities Sold	8,865	12,559	(1,858)	7,552
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(23,357)	2,410	(2,084)	7,743
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,399)	15,788	(2,163)	16,741
Distributions From:
Net Investment Income	(811)	(245)	(1,444)	(1,005)
Net Short-Term Gains	(2,135)	(1,566)	(169)	—
Net Long-Term Gains	(10,434)	(8,156)	(7,379)	(3,535)
Total Distributions	(13,380)	(9,967)	(8,992)	(4,540)
Capital Share Transactions (1):
Shares Issued	24,219	17,311	36,420	26,997
Shares Issued in Lieu of Cash Distributions	13,377	9,967	8,990	4,540
Shares Redeemed	(9,459)	(10,676)	(14,206)	(8,993)
Net Increase (Decrease) from Capital Share Transactions	28,137	16,602	31,204	22,544
Total Increase (Decrease) in Net Assets	1,358	22,423	20,049	34,745
Net Assets
Beginning of Period	100,337	77,914	120,776	86,031
End of Period	$101,695	$100,337	$140,825	$120,776
(1) Shares Issued and Redeemed:
Shares Issued	1,584	1,094	1,941	1,541
Shares Issued in Lieu of Cash Distributions	890	694	504	281
Shares Redeemed	(622)	(667)	(765)	(511)
	1,852	1,121	1,680	1,311
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,010	$728	$1,638	$1,305

See accompanying Notes to the Financial Statements.
59

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,386	$2,375	$1,331	$1,010
Net Realized Gain (Loss) on: Investment Securities Sold	9,732	5,304	7,307	4,026
Foreign Currency Transactions	25	6	14	7
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,230	15,715	(594)	7,819
Translation of Foreign Currency Denominated Amounts	3	8	6	5
Net Increase (Decrease) in Net Assets Resulting from Operations	16,376	23,408	8,064	12,867
Distributions From:
Net Investment Income	(2,505)	(1,458)	(1,154)	(745)
Net Short-Term Gains	(158)	(77)	(328)	(442)
Net Long-Term Gains	(5,140)	(2,981)	(3,696)	(4,001)
Total Distributions	(7,803)	(4,516)	(5,178)	(5,188)
Capital Share Transactions (1):
Shares Issued	20,205	15,809	23,462	10,812
Shares Issued in Lieu of Cash Distributions	7,797	4,516	5,176	5,188
Shares Redeemed	(13,899)	(9,227)	(11,910)	(7,235)
Net Increase (Decrease) from Capital Share Transactions	14,103	11,098	16,728	8,765
Total Increase (Decrease) in Net Assets	22,676	29,990	19,614	16,444
Net Assets
Beginning of Period	91,603	61,613	60,106	43,662
End of Period	$114,279	$91,603	$79,720	$60,106
(1) Shares Issued and Redeemed:
Shares Issued	947	884	1,500	802
Shares Issued in Lieu of Cash Distributions	407	289	375	430
Shares Redeemed	(651)	(509)	(777)	(534)
	703	664	1,098	698
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,265	$1,986	$1,243	$838

See accompanying Notes to the Financial Statements.
60

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,739	$2,327	$2,667	$1,826
Net Realized Gain (Loss) on: Investment Securities Sold	(1)	(125)	(413)	(1,014)
Foreign Currency Transactions	—	—	(2,451)	381
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(27)	392	2,551	3,069
Translation of Foreign Currency Denominated Amounts	—	—	2,055	(1,500)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,711	2,594	4,409	2,762
Distributions From:
Net Investment Income	(2,431)	(1,375)	(278)	(2,857)
Total Distributions	(2,431)	(1,375)	(278)	(2,857)
Capital Share Transactions (1):
Shares Issued	22,198	16,696	23,635	19,189
Shares Issued in Lieu of Cash Distributions	2,431	1,375	278	2,857
Shares Redeemed	(8,110)	(5,717)	(9,316)	(6,361)
Net Increase (Decrease) from Capital Share Transactions	16,519	12,354	14,597	15,685
Total Increase (Decrease) in Net Assets	17,799	13,573	18,728	15,590
Net Assets
Beginning of Period	65,937	52,364	77,418	61,828
End of Period	$83,736	$65,937	$96,146	$77,418
(1) Shares Issued and Redeemed:
Shares Issued	2,153	1,636	2,218	1,883
Shares Issued in Lieu of Cash Distributions	241	137	26	283
Shares Redeemed	(782)	(561)	(866)	(622)
	1,612	1,212	1,378	1,544
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,465	$2,157	$1,594	$1,616

See accompanying Notes to the Financial Statements.
61

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA Small Value Portfolio	VA Large Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.23	$16.57	$16.95	$15.02	$10.83	$18.89	$16.93	$15.01	$12.59	$10.69
Income from Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.15	(A)	0.05	0.05	0.02	0.24	(A)	0.25	(A)	0.19	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.85)	2.63	1.42	3.34	4.94	(0.30)	2.60	1.88	2.42	1.90
Total from Investment Operations	(1.70)	2.78	1.47	3.39	4.96	(0.06)	2.85	2.07	2.57	2.03
Less Distributions
Net Investment Income	(0.14)	(0.05)	(0.06)	(0.02)	(0.03)	(0.22)	(0.20)	(0.15)	(0.15)	(0.13)
Net Realized Gains	(2.14)	(2.07)	(1.79)	(1.44)	(0.74)	(1.16)	(0.69)	—	—	—
Total Distributions	(2.28)	(2.12)	(1.85)	(1.46)	(0.77)	(1.38)	(0.89)	(0.15)	(0.15)	(0.13)
Net Asset Value, End of Period	$13.25	$17.23	$16.57	$16.95	$15.02	17.45	$18.89	$16.93	$15.01	$12.59
Total Return	(11.45)%	19.33%	9.61%	24.62%	49.71%	(0.47)%	17.74%	13.91%	20.55%	19.21%
Net Assets, End of Period (thousands)	$101,695	$100,337	$77,914	$64,567	$48,051	$140,825	$120,776	$86,031	$69,571	$48,115
Ratio of Expenses to Average Net Assets	0.56%	0.57%	0.63%	0.63%	0.68%	0.28%	0.32%	0.38%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.01%	0.93%	0.33%	0.31%	0.14%	1.28%	1.44%	1.27%	1.13%	1.27%
Portfolio Turnover Rate	32%	38%	35%	30%	40%	9%	14%	13%	8%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
62

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA International Value Portfolio	VA International Small Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.37	$16.08	$14.25	$11.53	$8.70	$14.76	$12.93	$11.22	$9.19	$6.26
Income from Investment Operations
Net Investment Income (Loss)	0.67	(A)	0.55	(A)	0.32	0.25	0.20	0.28	(A)	0.26	(A)	0.22	0.20	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68	4.91	1.96	3.04	2.81	1.63	3.10	1.92	2.42	2.89
Total from Investment Operations	3.35	5.46	2.28	3.29	3.01	1.91	3.36	2.14	2.62	3.04
Less Distributions
Net Investment Income	(0.56)	(0.38)	(0.27)	(0.18)	(0.18)	(0.28)	(0.22)	(0.21)	(0.17)	(0.11)
Net Realized Gains	(1.18)	(0.79)	(0.18)	(0.39)	—	(0.98)	(1.31)	(0.22)	(0.42)	—
Total Distributions	(1.74)	(1.17)	(0.45)	(0.57)	(0.18)	(1.26)	(1.53)	(0.43)	(0.59)	(0.11)
Net Asset Value, End of Period	$21.98	$20.37	$16.08	$14.25	$11.53	$15.41	$14.76	$12.93	$11.22	$9.19
Total Return	17.66%	36.16%	16.42%	29.80%	35.49%	13.94%	28.59%	19.72%	30.17%	49.54%
Net Assets, End of Period (thousands)	$114,279	$91,603	$61,613	$48,946	$33,700	$79,720	$60,106	$43,662	$33,819	$21,814
Ratio of Expenses to Average Net Assets	0.47%	0.49%	0.59%	0.61%	0.63%	0.62%	0.64%	0.73%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets	3.18%	3.09%	2.21%	1.98%	2.07%	1.84%	1.91%	1.86%	1.70%	1.92%
Portfolio Turnover Rate	19%	13%	12%	8%	21%	20%	14%	21%	9%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
63

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.44	$10.26	$10.20	$10.31	$10.50	$10.46	$10.55	$10.55	$10.95	$10.91
Income from Investment Operations
Net Investment Income (Loss)	0.51	(A)	0.41	(A)	0.26	0.14	0.13	0.32	(A)	0.27	(A)	0.33	(A)	0.22	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.04	(0.06)	(0.04)	0.03	0.21	0.12	(0.12)	0.09	0.14
Total from Investment Operations	0.50	0.45	0.20	0.10	0.16	0.53	0.39	0.21	0.31	0.45
Less Distributions
Net Investment Income	(0.38)	(0.27)	(0.14)	(0.12)	(0.22)	(0.04)	(0.48)	(0.21)	(0.30)	(0.29)
Net Realized Gains	—	—	—	(0.09)	(0.13)	—	—	—	(0.41)	(0.12)
Total Distributions	(0.38)	(0.27)	(0.14)	(0.21)	(0.35)	(0.04)	(0.48)	(0.21)	(0.71)	(0.41)
Net Asset Value, End of Period	$10.56	$10.44	$10.26	$10.20	$10.31	$10.95	$10.46	$10.55	$10.55	$10.95
Total Return	4.99%	4.49%	1.98%	1.01%	1.60%	5.06%	3.90%	1.98%	2.97%	4.29%
Net Assets, End of Period (thousands)	$83,736	$65,937	$52,364	$41,576	$34,583	$96,146	$77,418	$61,828	$44,555	$32,339
Ratio of Expenses to Average Net Assets	0.31%	0.32%	0.34%	0.35%	0.36%	0.31%	0.33%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	4.93%	3.98%	2.77%	1.38%	1.31%	3.02%	2.59%	3.12%	3.01%	3.09%
Portfolio Turnover Rate	22%	29%	31%	141%	160%	85%	97%	75%	86%	107%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
64

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of forty-nine operational portfolios, six of which (the "Portfolios") are included in this report and the remaining forty-three are presented in separate reports. The Portfolios are only available through a select group of insurance products.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market

65

quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

66

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distrbutions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the year ended November 30, 2007, the VA Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA Small Value Portfolio	0.50%
VA Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.25%
VA Global Bond Portfolio	0.25%*

*  The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA Small Value Portfolio	$2
VA Large Value Portfolio	3
VA International Value Portfolio	2
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	1
VA Global Bond Portfolio	2

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E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA Small Value Portfolio	—	—	$49,291	$33,633
VA Large Value Portfolio	—	—	34,134	11,695
VA International Value Portfolio	—	—	27,452	19,885
VA International Small Portfolio	—	—	26,738	14,152
VA Short-Term Fixed Portfolio	—	—	11,602	1,799
VA Global Bond Portfolio	—	—	61,391	61,256

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and foreign bond bifurcation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
VA Large Value Portfolio	—	$(2)	$2
VA International Value Portfolio	—	392	(392)
VA International Small Portfolio	—	221	(221)
VA Global Bond Portfolio	—	(2,792)	2,792

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The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA Small Value Portfolio
2006	$1,811	$8,156	$9,967
2007	2,946	10,434	13,380
VA Large Value Portfolio
2006	1,005	3,535	4,540
2007	1,615	7,377	8,992
VA International Value Portfolio
2006	1,535	2,981	4,516
2007	2,663	5,140	7,803
VA International Small Portfolio
2006	1,187	4,001	5,188
2007	1,482	3,696	5,178
VA Short-Term Fixed Portfolio
2006	1,375	—	1,375
2007	2,431	—	2,431
VA Global Bond Portfolio
2006	2,857	—	2,857
2007	278	—	278

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
VA Small Value Portfolio	$1,505	$8,353	$—	$9,858
VA Large Value Portfolio	1,640	—	(1,858)	(218)
VA International Value Portfolio	3,549	9,234	—	12,783
VA International Small Portfolio	1,849	6,600	—	8,449
VA Short-Term Fixed Portfolio	3,466	—	(339)	3,127
VA Global Bond Portfolio	1,641	—	(1,362)	279

For federal income tax purposes, the Fund measures its capital loss carryforwards as of November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
VA Large Value Portfolio	—	—	—	$1,858	$1,858
VA Short-Term Fixed Income Portfolio	$96	$117	$125	1	339
VA Global Bond Portfolio	198	558	535	71	1,362

Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the following Portfolio's had

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cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
VA International Value Portfolio	$155	$528
VA International Small Portfolio	108	400

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA Small Value Portfolio	$120,255	$12,060	$(22,525)	$(10,465)
VA Large Value Portfolio	123,127	31,284	(10,327)	20,957
VA International Value Portfolio	86,759	36,951	(2,955)	33,996
VA International Small Portfolio	77,090	23,346	(7,674)	15,672
VA Short-Term Fixed Portfolio	83,764	13	(71)	(58)
VA Global Bond Portfolio	90,071	4,898	(408)	4,490

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Forward Currency Contracts: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2007, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at November 30, 2007	Unrealized Foreign Exchange Gain (Loss)
12/14/07	7,385	Australian Dollar	$6,616	$6,521	$95
12/14/07	4,122	Denmark Krone	812	809	3
12/14/07	3,043,817	Japanese Yen	27,168	27,443	(275)
12/14/07	21,318	Swedish Krona	3,383	3,337	46
12/14/07	8,448	Swiss Franc	7,515	7,468	47
12/14/07	1,048	Pound Sterling	2,208	2,153	55
12/14/07	12,737	Euro	18,718	18,640	78
			$66,420	$66,371	$49

Risks may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

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3.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA Small Value Portfolio	6.16%	$145	11	—	$504
VA Large Value Portfolio	5.86%	610	4	—	942

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit with the international custodian bank were as follows (amounts in thousands except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA International Value Portfolio	5.62%	$514	44	$4	$2,808
VA International Small Portfolio	5.68%	581	46	4	2,451

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or

71

retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolio's investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the Fund's financial statements.

L.  Other:

At November 30, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA Small Value Portfolio	1	73%
VA Large Value Portfolio	1	76%
VA International Value Portfolio	1	78%
VA International Small Portfolio	1	74%
VA Short-Term Fixed Portfolio	1	79%
VA Global Bond Portfolio	1	82%

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

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FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

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Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

77

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

78

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

79

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

80

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

81

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

82

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short- Term Capital Gain Distributions	Long- Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short- Term Capital Gain(6)
VA Small Value Portfolio	6.07%	15.96%	77.97%	100.00%	86.43%	41.34%	—	—	0.90%	72.46%
VA Large Value Portfolio	16.09%	1.87%	82.04%	100.00%	100.00%	100.00%	—	—	2.46%	10.41%
VA International Value Portfolio	32.10%	2.02%	65.88%	100.00%	—	64.90%	—	11.19%	0.60%	5.32%
VA International Small Portfolio	22.28%	6.34%	71.37%	100.00%	—	57.18%	—	6.13%	0.58%	20.88%
VA Short-Term Fixed Portfolio	100.00%	—	—	100.00%	—	—	3.18%	—	100.00%	—
VA Global Bond Portfolio	100.00%	—	—	100.00%	—	—	0.36%	—	59.25%	—

(1)  Qualifying dividends represent dividends which qualify for the Corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

83

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DFA113007-004A

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

Continued

ii

Continued

The DFA Investment Trust Company

Page
Performance Charts	160

Management's Discussion and Analysis	166

Disclosure of Fund Expenses	175

Disclosure of Portfolio Holdings	178

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	180

The Enhanced U.S. Large Company Series	183

The U.S. Large Cap Value Series	185

The U.S. Small Cap Value Series	187

The U.S. Small Cap Series	189

The U.S. Micro Cap Series	191

The DFA International Value Series	193

The Japanese Small Company Series	197

The Asia Pacific Small Company Series	199

The United Kingdom Small Company Series	202

The Continental Small Company Series	204

The Canadian Small Company Series	208

The Emerging Markets Series	210

The Emerging Markets Small Cap Series	214

The DFA One-Year Fixed Income Series	218

The DFA Two-Year Global Fixed Income Series	220

Statements of Assets and Liabilities	223

Statements of Operations	227

Statements of Changes in Net Assets	231

Financial Highlights	235

Notes to Financial Statements	242

Report of Independent Registered Public Accounting Firm	253

Fund Management	254

Voting Proxies on Fund Portfolio Securities	262

Notice to Shareholders	263

Board Approval of Investment Advisory Agreement	264

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GDR  Global Depository Receipt

GNMA  Government National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

PLC  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

STRB  Special Tax Revenue Bond

STRIP  Separate Trading of Registered Interest and Principal of Securities

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007.

(y)  The rate shown is the effective yield.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
$18,188
$17,971
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.66%	11.51%	6.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

Enhanced U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index

November 30, 1997-November 30, 2007

Growth of $10,000
Enhanced U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
$18,188
$17,828
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.13%	11.05%	5.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio Institutional Class vs. Russell 1000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000

U.S. Large Cap Value Portfolio Institutional Class
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$23,800
$21,785

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.49%	14.42%	9.06%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Targeted Value Portfolio Institutional Class vs. Russell 2000 Value Index

February 23, 2000-November 30, 2007

Growth of $10,000
U.S. Targeted Value Portfolio Institutional Class
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
02/00
2001
2002
2003
2004
2005
2006
2007
11/07
$30,748
$26,153

Average Annual Total Return	One Year	Five Years	From 2/23/2000
	-6.59%	17.16%	15.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Small Cap Value Portfolio Institutional Class vs. Russell 2000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Small Cap Value Portfolio Institutional Class
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$30,102
$24,821

Average Annual Total Return	One Year	Five Years	Ten Years
	-8.41%	17.93%	11.65%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Core Equity 1 Portfolio Institutional Class vs. Russell 3000 Index

September 15, 2005-November 30, 2007

Growth of $10,000
U.S. Core Equity 1 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
$12,521
$12,233
09/05
2007
11/07

Average Annual Total Return	One Year	From 9/15/2005
	4.68%	9.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index
September 15, 2005-November 30, 2007

Growth of $10,000
U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
09/05
2007
11/07
$12,521
$12,155

Average Annual Total Return	One Year	From 9/15/2005
	2.78%	9.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Vector Equity Portfolio Institutional Class vs. Russell 2500 Index

December 30, 2005-November 30, 2007

Growth of $10,000
U.S. Vector Equity Portfolio Institutional Class
Russell 2500 Index
$20,000
$10,000
$0
12/05
2007
11/07
$11,850
$11,762

Average Annual Total Return	One Year	From 12/30/2005
	-0.87%	8.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

T.A. U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index

October 4, 2007-November 30, 2007

Growth of $10,000
T.A. U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
10/07
11/07
$9,604
$9,400

Total Return	From 10/4/2007
	-6.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Small Cap Portfolio Institutional Class vs. Russell 2000 Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Small Cap Portfolio Institutional Class
Russell 2000 Index
$30,000
$20,000
$10,000
$0
$23,743
$20,177
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	-2.17%	15.19%	9.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Micro Cap Portfolio Institutional Class vs. Russell 2000 Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Micro Cap Portfolio Institutional Class
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$26,883
$20,177

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.63%	16.22%	10.39%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

DFA Real Estate Securities Portfolio Institutional Class vs. Dow Jones Wilshire REIT Index, S&P 500 Index
November 30, 1997-November 30, 2007

Growth of $10,000
DFA Real Estate Securities Portfolio Institutional Class
Dow Jones Wilshire REIT Index
S&P 500 Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$30,822
$30,402
$18,188

Average Annual Total Return	One Year	Five Years	Ten Years
	-15.45%	19.12%	11.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes. The S&P data are provided by Standard & Poor's Index Services Group.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Large Cap International Portfolio Institutional Class vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000
Large Cap International Portfolio Institutional Class
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
$23,680
$23,675
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	18.18%	20.75%	9.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

International Core Equity Portfolio Institutional Class vs. MSCI World ex US Index (net dividends)
September 15, 2005-November 30, 2007

Growth of $10,000
International Core Equity Portfolio Institutional Class
MSCI World ex US Index (net dividends)
$20,000
$10,000
$0
$15,228
$15,040
09/05
2007
11/07

Average Annual Total Return	One Year	From 9/15/2005
	14.83%	20.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

International Small Company Portfolio Institutional Class vs. MSCI EAFE Small Cap Index (net dividends), MSCI EAFE Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
International Small Company Portfolio Institutional Class
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
$36,665
$31,282
$24,971
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	13.29%	28.35%	13.87%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Japanese Small Company Portfolio Institutional Class vs. MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
Japanese Small Company Portfolio Institutional Class
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$19,889
$17,631
$16,365

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.51%	19.07%	7.12%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

Asia Pacific Small Company Portfolio Institutional Class vs.
MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
Asia Pacific Small Company Portfolio Institutional Class
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$48,430
$47,832
$31,311

Average Annual Total Return	One Year	Five Years	Ten Years
	46.55%	34.87%	16.94%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

United Kingdom Small Company Portfolio Institutional Class vs.
MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
United Kingdom Small Company Portfolio Institutional Class
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$30,273
$30,171
$23,616

Average Annual Total Return	One Year	Five Years	Ten Years
	1.94%	25.13%	11.71%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Continental Small Company Portfolio Institutional Class vs. MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)

November 30, 1997-November 30, 2007

Growth of $10,000
Continental Small Company Portfolio Institutional Class
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$45,920
$40,291
$31,272

Average Annual Total Return	One Year	Five Years	Ten Years
	16.99%	33.18%	16.47%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA International Real Estate Securities Portfolio Institutional Class vs. S&P/Citigroup Global ex US REIT Index (gross div.)
March 1, 2007-November 30, 2007

Growth of $10,000
DFA International Real Estate Securities Portfolio Institutional Class
S&P/Citigroup Global ex US REIT Index (gross div.)
$20,000
$10,000
$0
03/07
11/07
$9,462
$9,459

Total Return	From 3/1/2007
	-5.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup data provided by S&P/Citigroup Global Markets Inc.

DFA International Small Cap Value Portfolio Institutional Class vs. MSCI EAFE Small Cap Index (net dividends), MSCI EAFE Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
DFA International Small Cap Value Portfolio Institutional Class
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$43,440
$30,711
$24,971

Average Annual Total Return	One Year	Five Years	Ten Years
	10.25%	30.74%	15.82%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Emerging Markets Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)

November 30, 1997-November 30, 2007

Growth of $10,000

Emerging Markets Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$47,875
$43,816
$39,634

Average Annual Total Return	One Year	Five Years	Ten Years
	42.08%	35.55%	15.92%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

Emerging Markets Small Cap Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)

March 5, 1998-November 30, 2007

Growth of $10,000
Emerging Markets Small Cap Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$59,922
$51,669
$37,845
03/98
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 3/5/1998
	42.58%	38.34%	20.18%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

Emerging Markets Core Equity Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends)

April 5, 2005-November 30, 2007

Growth of $10,000
Emerging Markets Core Equity Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
$30,000
$20,000
$10,000
$0
$24,070
$22,181
04/05
2006
2007
11/07

Average Annual Total Return	One Year	From 4/5/2005
	43.20%	35.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA One-Year Fixed Income Portfolio Institutional Class vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
November 30, 1997-November 30, 2007

Growth of $10,000

DFA One-Year Fixed Income Portfolio Institutional Class
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$15,220
$15,011
$14,829
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.20%	2.98%	4.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA Two-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-3 Years (hedged)
November 30, 1997-November 30, 2007

Growth of $10,000
DFA Two-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-3 Years (hedged)
Merrill Lynch US Government/Corporate Index 1-3 Years
$20,000
$10,000
$0
$16,294
$15,816
$15,228
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.06%	2.90%	4.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA Five-Year Government Portfolio Institutional Class vs. Merrill Lynch US Treasury/Agency Index 1-5 Years

November 30, 1997-November 30, 2007

Growth of $10,000
DFA Five-Year Government Portfolio Institutional Class
Merrill Lynch US Treasury/Agency Index 1-5 Years
Lehman Brothers US Government Bond Index Intermediate
$20,000
$10,000
$0
$17,245
$16,586
$16,322
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	4.98%	3.47%	5.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Five-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-5 Years (hedged)
November 30, 1997-November 30, 2007

Growth of $10,000
DFA Five-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-5 Years (hedged)
Lehman Brothers Aggregate Bond Index
$20,000
$10,000
$0
$17,990
$16,543
$16,318
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.00%	3.70%	5.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup. Lehman Brothers data provided by Lehman Brothers, Inc.

DFA Intermediate Government Fixed Income Portfolio Institutional Class vs. Lehman Brothers US Government Bond Index
November 30, 1997-November 30, 2007

Growth of $10,000

DFA Intermediate Government Fixed Income Portfolio Institutional Class
Lehman Brothers US Government Bond Index
$20,000
$10,000
$0
$18,652
$17,923
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	8.06%	4.84%	6.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Brothers data provided by Lehman Brothers, Inc.

DFA Inflation-Protected Securities Portfolio Institutional Class vs. Lehman Brothers US TIPS Index
September 18, 2006-November 30, 2007

Growth of $10,000

DFA Inflation-Protected Securities Portfolio Institutional Class
Lehman Brothers US TIPS Index
$20,000
$10,000
$0
09/06
11/07
$11,167
$11,163

Average Annual Total Return	One Year	From 9/18/2006
	9.59%	9.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Brothers data provided by Lehman Brothers, Inc.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Short-Term Municipal Bond Portfolio Institutional Class vs. Lehman Brothers Municipal Bond Index 3 Years

August 20, 2002-November 30, 2007

Growth of $10,000
DFA Short-Term Municipal Bond Portfolio Institutional Class
Lehman Brothers Municipal Bond Index 3 Years
$20,000
$10,000
$0
08/02
2004
2005
2006
2007
11/07
$11,561
$11,246

Average Annual Total Return	One Year	Five Years	From 8/20/2002
	3.38%	2.38%	2.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Brothers data provided by Lehman Brothers, Inc.

DFA California Short-Term Municipal Bond Portfolio Institutional Class vs. Merrill Lynch 1-3 Year California Municipal Bond Index

April 2, 2007-November 30, 2007

Growth of $10,000
DFA California Short-Term Municipal Bond Portfolio Institutional Class
Merrill Lynch 1-3 Year California Municipal Bond Index
$20,000
$10,000
$0
04/07
11/07
$10,308
$10,223

Total Return	From 4/2/2007
	2.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except the DFA Real Estate Securities Portfolio and portfolios investing in The U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

Domestic Equity Portfolios' Performance Overview

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the total investment return of the S&P 500 Index® by purchasing shares of a Master Fund that invests in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Master Fund was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were less than 1% of the Master Fund's assets. For the year ended November 30, 2007, total returns were 7.66% for the U.S. Large Company Portfolio, and 7.72% for the S&P 500 Index®. The securities in the Master Fund closely tracked the investment results of the S&P 500 Index®. Underperformance of the Portfolio relative to the Index was primarily due to differences in expenses between the Portfolio and the Index. Results for the S&P 500 Index® are not diminished by management and administrative expenses associated with running a live portfolio.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index® by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the year ended November 30, 2007, approximately 95.5% of the overlay instruments consisted of S&P 500 Index® futures contracts with one swap contract making up the remainder. The behavior of S&P 500 Index® futures contracts is determined principally by the performance of the S&P 500 Index®. For the year ended November 30, 2007, total return was 7.13% for the Enhanced U.S. Large Company Portfolio, and 7.72% for the S&P 500 Index®. Relative to the S&P 500 Index®, underperformance was mostly due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Master Fund underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Master Fund as a whole will generally underperform the S&P 500 Index®. For the year ending November 30, 2007, the average maturity of fixed income securities in the Master Fund was 0.40 years and the estimated average maturity imbedded in the futures contracts was 0.24 years, which contributed to the Portfolio's underperformance.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held approximately 250 stocks as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 3.06% for the Russell 1000 Value Index® and –0.49% for the U.S. Large Cap Value Portfolio. Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the highest BtM quartile (most pronounced value stocks) which represented approximately 90% of the Portfolio compared to approximately 47% of the Index, underperformed stocks in the lower quartiles by more than 10 percentage points. Consumer discretionary stocks, which represented approximately 23% of the Portfolio compared to approximately 8% of the Index, underperformed the Index by more than 9 percentage points. The Portfolio underperformed the Russell 1000 Value Index® by approximately 4.5 percentage points in July and August of 2007, two months with very negative value premium as shown by the outperformance of more than 3.5% of the Russell 1000 Growth Index® relative to the Russell 1000 Value Index®.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid capitalization value stocks. Prior to March 30, 2007, the U.S. Targeted Value Portfolio was named U.S. Small XM Value Portfolio and was structured as a Master-Feeder fund, purchasing shares of the U.S. Small XM Value Series.

The investment strategy employed by the U.S. Targeted Value Portfolio is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,200 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 were approximately 1% of the Portfolio's assets.

As a result of the Portfolios's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®, and –6.59% for the U.S. Targeted Value Portfolio. Relative to the Russell 2000 Value Index®, outperformance of the Portfolio was primarily due to a lack of exposure to REITs, which underperformed the Index by approximately 12 percentage points and represented approximately 10% of the Index; and a greater exposure to industrial stocks, which outperformed the Index by approximately 11 percentage points and represented approximately 16% of the Portfolio compared to approximately 12% of the Index.

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held about 1,300 stocks and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®, and –8.41% for the U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index®, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Russell 2000 Value Index® are not diminished by management and administrative expenses associated with running a live portfolio. Lower exposure to stocks with less pronounced value characteristics as measured by book-to-market ratio also contributed to the performance lag. Stocks in the second lowest BtM quartile, which represented approximately 6% of the Portfolio compared to approximately 19% for the Russell 2000 Value Index, outperformed the Index by approximately 11 percentage points.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. The Portfolio was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 7.05% for the Russell 3000 Index® and 4.68% for the U.S. Core Equity 1 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to smaller stocks and those stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks in the highest BtM quartile, which represented approximately 32% of the Portfolio compared to approximately 25% of the Russell 3000 Index®, underperformed the Index by approximately 11 percentage points. Mega capitalization stocks, which represented approximately 51% of the Portfolio compared to approximately 71% of the Russell 3000 Index®, outperformed the Index by approximately 2 percentage points.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio and greater emphasis on small and value companies than the U.S. Core Equity 1 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. The Portfolio essentially was fully invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 7.05% for the Russell 3000 Index® and 2.78% for the U.S. Core Equity 2 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to those stocks with more pronounced value characteristics as measured by book-to-market ratio and lower exposure to stocks with more pronounced growth characteristics. Stocks in the highest BtM quartile (considered value stocks), which represented approximately 38% of the Portfolio compared to approximately 25% of the Russell 3000 Index®, underperformed the Index by approximately 11 percentage points. Stocks in the lowest BtM quartile (considered growth stocks), which represented approximately 11% of the Portfolio compared to approximately 27% of the Russell 3000 Index®, outperformed the Index by approximately 6 percentage points. Mega capitalization stocks, which represented approximately 44% of the Portfolio compared to approximately 71% of the Russell 3000 Index®, outperformed the Index by approximately 2 percentage points.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio and greater emphasis on small and value companies than the U.S. Core Equity 2 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. The Portfolio essentially was fully invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 2.46% for the Russell 2500 Index®, –5.04% for the Russell 2500 Value Index® and –0.87 for the U.S. Vector Equity Portfolio. Relative to the Russell 2500 Index®, underperformance of the Portfolio was primarily due to higher exposure to value stocks. Stocks in the lowest BtM quartile (considered growth stocks), which represented approximately 7% of the Portfolio compared to approximately 23% of the Russell 2500 Index®, outperformed the Index by approximately 10 percentage points.

T.A. U.S. Core Equity 2 Portfolio

The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio while minimizing federal income tax implications of investment decisions. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on October 4, 2007 through November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –3.96% for the Russell 3000 Index® , –3.66% for the Russell 1000 Index®, –7.26% for the Russell 2000 Index® and –6.00% for the T.A. U.S. Core Equity 2 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to smaller capitalization stocks and those stocks with more pronounced value characteristics as measured by book-to-market ratio.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of the U.S. Small Cap Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 2,850 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –2.17% for the U.S. Small Cap Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to a lower exposure to small company stocks with higher market capitalizations. Stocks falling in the largest size group as measured by market capitalization, which represented approximately 2% of the Portfolio compared to approximately 8% of the Russell 2000 Index®, outperformed the Index by approximately 25 percentage points.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of the U.S. Micro Cap Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 2,400 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –3.63% for the U.S. Micro Cap Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to a greater exposure to smaller capitalization stocks. Stocks falling in the smallest 2.5% of the universe, which represented approximately 56% of the Portfolio compared to 17% of the Russell 2000 Index®, underperformed the Index by approximately 10 percentage points.

DFA Real Estate Securities Portfolio

DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g. REITs), but does not attempt to track closely a specific index. As of November 30, 2007, the Portfolio held approximately 100 stocks, and was mostly invested in equities throughout the year: for the year ended November 30, 2007 the average cash level was less 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, the REIT sector underperformed broad U.S. equity market indices by a wide margin. Total returns were 7.72% for the S&P 500 Index®, –14.89% for the Dow Jones Wilshire REIT Index, and –15.45% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index®, underperformance of the Portfolio was due to a significantly larger allocation to real estate securities. The underperformance of the Portfolio compared to the Dow Jones Wilshire REIT Index was attributable to differences in expenses between the Portfolio and the Index, as well as the underperformance of certain REIT securities that were included in the Portfolio but not in the Index. Results for the Dow Jones Wilshire REIT Index are not diminished by management and administrative expenses associated with running a live portfolio.

International Equity Market Review   Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	33.47%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted. Source: MSCI data copyright MSCI 2007, all rights reserved.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

International Equity Portfolios' Performance Overview

Large Cap International Portfolio

The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held approximately 1,600 stocks in 22 developed country markets as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international stocks generally outperformed U.S. stocks in both local currency and U.S. dollar terms. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 7.72% for the S&P 500 Index® of U.S. stocks, and 18.18% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), outperformance of the Portfolio was primarily due to greater exposure to Canadian stocks, which significantly outperformed the Index. On average, Canadian stocks represented approximately 7% of the Portfolio for the period under review, compared to 0% weight in the Index.

International Core Equity Portfolio

The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 4,500 stocks in 22 developed country markets as of November 30, 2007, and was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international stocks generally outperformed U.S. stocks in both local currency and U.S. dollar terms.Total returns were 17.88% for the MSCI World ex US Index (net dividends), 7.72% for the S&P 500 Index® of U.S. stocks, and 14.83% for the International Core Equity Portfolio. The underperformance of the Portfolio as compared to MSCI World ex US Index (net dividends), was primarily due to a larger allocation to small cap and mid cap stocks, which underperformed the Index. On average, stocks with market capitalization under $10 billion represented approximately 47% of the Portfolio for the period under review compared to 18% of the Index. To a lesser extent, underperformance was attributable to a larger allocation to stocks with pronounced value characteristics, which underperformed the Index.

International Small Company Portfolio

The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that individually invest in Canadian, United Kingdom, European (excluding U.K.), Japanese and Asia Pacific small company stocks, respectively. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Funds held approximately 4,600 stocks in 22 developed country markets, and were mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Funds' assets. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international small company stocks underperformed large company stocks. Total returns were 17.30% for the large company MSCI EAFE Index (net dividends), 8.60% for the MSCI EAFE Small Cap Index (net dividends), 6.69% for the MSCI EAFE Small Cap Index (price-only) and 13.29% for the International Small Company Portfolio. The MSCI EAFE Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI EAFE Small Cap Index (price-only) for performance comparison purposes until the MSCI EAFE Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index (net dividends), the outperformance of the Portfolio was primarily due to the Portfolio's larger allocation to stocks in Canada, Hong Kong, and Switzerland, which outperformed the Index, as well as a smaller allocation to Japanese stocks, which underperformed other countries represented in the Index.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,300 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, Japanese small company stocks underperformed Japanese large company stocks. Total returns were 2.19% for the large company MSCI Japan Index (net dividends), –5.45% for the MSCI Japan Small Cap Index (net dividends), –6.72% for the MSCI Japan Small Cap Index (price-only) and –1.51% for the Japanese Small Company Portfolio. The MSCI Japan Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), outperformance of the Portfolio was due to a smaller allocation by the Portfolio to financial stocks, the weakest-performing sector. On average, financial stocks represented approximately 9% of the Portfolio for the period under review, compared to 12% in the Index. In addition, performance was enhanced by differences in portfolio composition resulting from broader exposure of the Portfolio to stocks with pronounced value characteristics.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such stocks. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,000 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, Singapore and New Zealand (approximately 62%, 20%, 14% and 5% respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks constructed by the Advisor. The allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Master Fund was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, Asia Pacific small company stocks underperformed large company stocks. Total returns were 39.54% for the MSCI Pacific ex Japan Large Company Index (net dividends), 30.05% for the MSCI Pacific ex Japan Small Cap Index (net dividends), 26.15% for the MSCI Pacific ex Japan Small Cap Index (price-only), and 46.55% for the Asia Pacific Small Company Portfolio. The MSCI Pacific ex Japan Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Pacific ex Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Pacific ex Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), Portfolio outperformance was primarily due to differences in portfolio composition resulting from broader exposure in the portfolio to very small company stocks. Stocks of small companies with market capitalizations under $500 million generally outperformed small company stocks with larger market capitalizations. On average, stocks with market capitalization under $500 million represented approximately 36% of the Portfolio for the period under review, compared to 12% of the Index.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 490 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, U.K. small company stocks underperformed U.K. large company stocks. Total returns were 14.19% for the large capitalization MSCI U.K. Index (net dividends), –0.75% for the MSCI U.K. Small Cap Index (net dividends), –2.85% for the MSCI U.K. Small Cap Index (price-only) and 1.94% for the United Kingdom Small Company Portfolio. The MSCI U.K. Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI U.K. Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index, outperformance of the Portfolio was primarily due to material differences in portfolio composition in the energy, financial, and industrial sectors. To a lesser extent, outperformance was due to a smaller allocation by the Portfolio to financial stocks, the worst-performing sector. On average, financial stocks represented approximately 15% of the Portfolio for the period under review, compared to 17% of the Index.

Continental Small Company Portfolio

The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,300 stocks in 15 countries. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks constructed by the Advisor. Country allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Master Fund was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, European small company stocks underperformed large company stocks. Total returns were 22.42% for the large capitalization MSCI Europe ex U.K. Index (net dividends), 16.19% for the MSCI Europe ex U.K Small Cap Index (net dividends), 14.50% for the MSCI Europe ex U.K Small Cap Index (price-only), and 16.99% for the Continental Small Company Portfolio. The MSCI Europe ex U.K. Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Europe ex U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI Europe ex U.K. Small Cap Index (net dividends) has at least ten years of data to report. The outperformance of the Portfolio relative to the MSCI Europe ex U.K. Small Cap Index was primarily due to the Portfolio's higher allocation to Switzerland, a country whose small company stocks outperformed Continental European Small Company Stocks by about 6%.

DFA International Real Estate Securities Portfolio

DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g. REITs) in developed and emerging markets outside the U.S., but does not attempt to track closely a specific index. As of November 30, 2007, the Portfolio held approximately 150 stocks in 13 countries. For the period from inception through November 30, 2007 the average cash level was less 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the period from the Portfolio's March 1, 2007 inception through November 30, 2007, the REIT sector underperformed broad international equity market indices by a wide margin. Total returns were 13.00% for the MSCI World ex-US Index (net dividends), –5.41% for the S&P/Citigroup Global ex US REIT Index (gross dividends), and –5.38% for the DFA International Real Estate Securities Portfolio. Relative to the S&P/Citigroup Global ex US REIT Index, the outperformance of the Portfolio was attributable to composition differences. The Portfolio had greater exposure than the Index to Canadian Securities, which outperformed the Index by approximately 14 percentage points.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Portfolio held approximately 2,300 stocks in 22 developed country markets, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international small company stocks underperformed large company stocks. Total returns were 17.30% for the large company MSCI EAFE Index (net dividends); 8.60% for the MSCI EAFE Small Cap Index (net dividends), 6.69% for the MSCI EAFE Small Cap Index (price-only), and 10.25% for the DFA International Small Cap Value Portfolio. The MSCI EAFE Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI EAFE Small Cap Index (price-only) for performance comparison purposes until the MSCI EAFE Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index (net dividends), the outperformance of the Portfolio was primarily due to greater exposure by the Portfolio to Canadian stocks, which significantly outperformed the Index. On average, Canadian stocks represented 6% of the Portfolio for the period under review compared to 0% in the Index. To a lesser extent, outperformance by the Portfolio as compared to the Index was due to less exposure than the Index to Japanese stocks, which underperformed other countries represented in the Index. On average, Japanese stocks represented approximately 24% of the Portfolio for the period under review compared to 29% in the Index.

Emerging Markets Portfolio

The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of the Emerging Markets Series, a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 760 stocks in 18 countries. The Master Fund was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets outperformed developed country stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), and 42.08% for the Emerging Markets Portfolio. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to lower exposure of the Portfolio to issues in China, a country recently added to the list of approved countries for this Portfolio. Chinese companies returned approximately 99% for the year. The drag in performance due to withholding taxes should also be taken into account when comparing performance relative to the MSCI Emerging Markets Index (gross dividends).

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 2,000 stocks in 17 countries. The

Master Fund essentially was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets small company stocks outperformed developed country stocks and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 42.58% for the Emerging Markets Small Cap Portfolio. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to lesser exposure than the Index to Chinese stocks, which significantly outperformed the Index. On average, Chinese stocks represented approximately 1% of the Portfolio for the period under review compared to 13% in the Index. The Advisor made initial purchases of Chinese stocks for the Portfolio in June 2007. The underperformance attributable to China was mitigated to some extent by lesser exposure by the Portfolio as compared to the Index to Russian stocks, which significantly underperformed the Index. On average, Russian stocks represented 0% of the Portfolio for the period under review compared to 10% in the Index.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio seeks to capture the returns of the broad universe of emerging market stocks with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to stocks in emerging market countries, but does not attempt to track closely a specific equity index. The Portfolio held approximately 2,400 stocks in 18 countries as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets outperformed developed country stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 43.20% for the Emerging Markets Core Equity Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to less exposure by the Portfolio to Chinese stocks, which significantly outperformed the Index. On average, Chinese stocks represented approximately 1% of the Portfolio for the period under review compared to 13% in the Index. The Advisor made initial purchases of Chinese stocks for the Portfolio in June 2007. The underperformance attributable to China was mitigated to some extent by lesser exposure by the Portfolio Index to Russian stocks, which significantly underperformed the Index. On average, Russian stocks represented 0% of the Portfolio for the period under review compared to 10% in the Index.

Fixed Income Market Review  Year Ended November 30, 2007

For the year ended November 30, 2007, both short-term and long-term interest rates fell. To inject liquidity into segments of the credit markets hurt by subprime mortgage defaults, the Federal Reserve twice lowered the target rate for federal funds from 5.25% to 4.50% by November 30, 2007. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 24 basis points during the year ended November 30, 2007, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, inverted to start the year, steepened during the year to form a V-shape, with yields on short-term instruments exceeding yields on intermediate-term instruments.

	11/30/06	11/30/07	Change
Three-month LIBOR	5.37%	5.13%	–4.45%
10-Year U.S. Treasury note yield	4.46%	3.94%	–11.66%

Source: Bloomberg

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of a general flight to higher quality debt in the aftermath of subprime mortgage defaults, total return for fixed income strategies was primarily a function of credit quality. As an example of credit quality differences, total returns for the year ended November 30, 2007 were 7.61% for Ibbotson-Sinquefield Long Term Government Bonds and –0.07% for Ibbotson-Sinquefield Long Term Corporate Bonds. For the year ended November 30, 2007, total returns were 5.27% for three-month U.S. Treasury bills, 9.32% for five-year U.S. Treasury notes and 6.93% for 30-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios remained short, reflecting flat yield curves in the U.S.

Fixed Income Portfolio Performance Overview

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of The DFA One-Year Fixed Income Series, a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Master Fund rose slightly during the year under review, from approximately 36 days on November 30, 2006, to 48 days, on November 30, 2007. For the year ended November 30, 2007, total returns were 5.20% for the DFA One-Year Fixed Income Portfolio, 5.79% for the for the Merrill Lynch Six-Month US Treasury Index and 6.02% for the Merrill Lynch One-Year US Treasury Index. The Portfolio underperformed both Indexes primarily due to maturity differences. The instruments held by the Portfolio were of a shorter-term than those instruments represented in the Indexes and this difference in maturity was the reason the Portfolio underperformed the Indexes.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less by purchasing shares of The DFA Two-Year Global Fixed Income Series, a Master Fund that invests in these securities. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Switzerland, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Master Fund declined from 0.90 years on November 30, 2006 to 0.50 years on November 30, 2007. For the year ended November 30, 2007, total returns were 5.06% for the DFA Two-Year Global Fixed Income Portfolio, 6.64% for the Merrill Lynch 1-3 Year U.S. Government/Corporate Index, and 5.94% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to both Indexes, underperformance of the Portfolio was primarily due to maturity and credit quality differences. The Portfolio had a duration of 0.48 on

November 30, 2007 compared to 1.7 years for the Merrill Lynch 1-3 Year U.S. Government/Corporate Index and 1.8 years for the Citigroup World Government Bond Index 1-3 Years (hedged), which limited returns in a falling interest rate environment. As compared to the Indexes, the Portfolio had less exposure to higher quality government debt, which outperformed corporate debt which also contributed to the Portfolio's underperformance.

DFA Five-Year Government Portfolio

The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from 0.15 years on November 30, 2006 to 0.07 years on November 30, 2007.

For the year ended November 30, 2007, total returns were 4.98% for the DFA Five-Year Government Portfolio, 7.67% for the Lehman Brothers US Government Bond Index Intermediate, and 7.39% for the Merrill Lynch US Treasury/Agency Index 1-5 Years. Relative to both Indexes, underperformance of the Portfolio was due to a significantly shorter average maturity. On November 30, 2007, the Portfolio had an average duration of 0.07 years compared to 3.43 years for the Lehman Brothers US Government Bond Index Intermediate and 2.27 years for the Merrill Lynch US Treasury/Agency Index 1-5 Years. The Portfolio had lower exposure to securities in the intermediate segment of the yield curve from one to ten years, which outperformed the Indexes, and greater exposure to the shorter end of the yield curve, which lagged the Indexes.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Switzerland, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from 2.01 years on November 30, 2006 to 1.18 years on November 30, 2007.

For the year ended November 30, 2007, total returns were 5.00% for the DFA Five-Year Global Fixed Income Portfolio, 6.05% for the Lehman Brother Aggregate Bond Index, and 6.08% for the Citigroup World Government Bond Index 1-5 Years (hedged). Relative to both Indexes, underperformance of the Portfolio was primarily due to maturity and credit quality differences. On November 30, 2007, the Portfolio had an average duration of 1.07 years compared to 2.6 years for the Citigroup World Government Bond Index 1-5 Years (hedged), which limited returns in a declining interest rate environment. The Portfolio also had a lower exposure to higher quality government debt, 7.3% for the Portfolio compared to 100% for the Citigroup Index, which outperformed corporate debt.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 6.26 years on November 30, 2006 to 6.22 years on November 30, 2007.

For the year ended November 30, 2007, total returns were 8.06% for the DFA Intermediate Government Fixed Income Portfolio and 7.71% for the Lehman Brothers US Government Bond Index. Relative to the Lehman Brothers US Government Bond Index, Portfolio outperformance was primarily due to structural differences with the Index. On November 30, 2007, the Portfolio had an average duration of 5.11 years compared to 4.75 years for the Lehman US

Government Bond Index. The Index is heavily weighted toward U.S. Treasury and shorter dated securities, which underperformed the longer dated and U.S. agency issued securities that comprised most of the Portfolio.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the US government and its agencies and instrumentalities with maturities of between five and twenty years. For the year ended November 30, 2007, total returns were 9.59% for the DFA Inflation-Protected Securities Portfolio and 9.20% for the Lehman U.S. Treasury Inflation Notes Index 1-30+ Years. Relative to the Index, outperformance of the Portfolio was primarily due to structural differences with the Index. The Portfolio buys securities in an intermediate maturity range that outperformed the shorter dated issues that comprised part of the the Lehman U.S. Treasury Inflation Notes Index 1-30+ Years.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio shortened from 0.88 years on November 30, 2006 to 0.35 years on November 30, 2007. For the year ended November 30, 2007, total returns were 3.38% for the DFA Short-Term Municipal Bond Portfolio and 4.44% for the Lehman Brothers Municipal Three-Year Bond Index. Relative to the Index, underperformance of the Portfolio was primarily due to the Portfolio's shorter duration. The Portfolio shortened its duration over the period and was weighted more heavily in shorter instruments which lagged the performance longer equivalents.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income taxes and California state personal income taxes. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity increased from 0.45 years at its inception on April 2, 2007 to 0.60 years on November 30, 2007. For the period from inception on April 2, 2007 through November 30, 2007, total returns were 2.23% for the DFA California Short-Term Municipal Bond Portfolio and 3.08% for the Merrill Lynch 1-3 Year California Municipal Bond Index. The duration of the Portfolio was shorter than the Index in a declining interest rate enviroment which caused the underperformance of the Portfolio relative to the Index.

Sources: Citigroup bond indexes copyright 2007 by Citigroup. Lehman Brothers data provided by Lehman Brothers, Inc. The Merrill Lynch Indices are used with permission; copyright 2007 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$976.60	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.15%	$0.76
Enhanced U.S. Large Company Portfolio**
Actual Fund Return	$1,000.00	$974.20	0.25%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.25%	$1.26

U.S. Large Cap Value Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$881.20	0.27%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.27%	$1.39
U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$852.10	0.40%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.05	0.40%	$2.04
U.S. Small Cap Value Portfolio**
Actual Fund Return	$1,000.00	$830.60	0.52%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.45	0.52%	$2.65
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$943.20	0.20%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.20%	$1.00
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$924.50	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.91	0.23%	$1.17
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$894.40	0.33%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.33%	$1.70
T.A. U.S. Core Equity 2 Portfolio****
Actual Fund Return	$1,000.00	$940.00	0.30%	$0.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.30%	$0.48
U.S. Small Cap Portfolio**
Actual Fund Return	$1,000.00	$900.80	0.37%	$1.78
Hypothetical 5% Annual Return	$1,000.00	$1,023.20	0.37%	$1.89
U.S. Micro Cap Portfolio**
Actual Fund Return	$1,000.00	$890.90	0.52%	$2.48
Hypothetical 5% Annual Return	$1,000.00	$1,022.45	0.52%	$2.65
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$835.50	0.33%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.33%	$1.65
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,033.40	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.29%	$1.47
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$989.30	0.41%	$2.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.00	0.41%	$2.10

International Small Company Portfolio***	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$958.80	0.55%	$2.68
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.55%	$2.77
Japanese Small Company Portfolio**
Actual Fund Return	$1,000.00	$960.30	0.54%	$2.65
Hypothetical 5% Annual Return	$1,000.00	$1,022.36	0.54%	$2.73
Asia Pacific Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,108.50	0.62%	$3.30
Hypothetical 5% Annual Return	$1,000.00	$1,021.94	0.62%	$3.17
United Kingdom Small Company Portfolio**
Actual Fund Return	$1,000.00	$876.50	0.59%	$2.80
Hypothetical 5% Annual Return	$1,000.00	$1,022.09	0.59%	$3.01
Continental Small Company Portfolio**
Actual Fund Return	$1,000.00	$939.80	0.61%	$2.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.01	0.61%	$3.09
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$877.80	0.48%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.69	0.48%	$2.41
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$928.50	0.69%	$3.33
Hypothetical 5% Annual Return	$1,000.00	$1,021.62	0.69%	$3.49
Emerging Markets Portfolio**
Actual Fund Return	$1,000.00	$1,153.10	0.60%	$3.22
Hypothetical 5% Annual Return	$1,000.00	$1,022.08	0.60%	$3.02
Emerging Markets Small Cap Portfolio**
Actual Fund Return	$1,000.00	$1,093.60	0.78%	$4.09
Hypothetical 5% Annual Return	$1,000.00	$1,021.16	0.78%	$3.95
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,146.10	0.65%	$3.49
Hypothetical 5% Annual Return	$1,000.00	$1,021.81	0.65%	$3.29
DFA One-Year Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,024.60	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.19	0.18%	$0.89
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,026.00	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.18%	$0.93

DFA Five-Year Government Portfolio	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,023.70	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.94	0.23%	$1.14
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.80	0.28%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.66	0.28%	$1.42
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,079.20	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.13%	$0.65
DFA Inflation-Protected Securites Portfolio
Actual Fund Return	$1,000.00	$1,102.20	0.20%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,024.07	0.20%	$1.01
DFA Short-Term Muncicipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,018.40	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.22%	$1.13
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,018.40	0.30%	$1.52
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.30%	$1.52

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (T.A. U.S. Core Equity 2 Portfolio 68 days), then divided by the number of days in the year (365) to reflect the period. T.A. U.S. Core Equity 2 Portfolio commenced operations on October 4, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Targeted Value Portfolio	12.0%	5.7%	9.1%	23.7%	7.8%	16.1%	17.5%
U.S. Core Equity 1 Portfolio	12.2%	8.2%	9.8%	18.2%	11.7%	12.7%	15.3%
U.S. Core Equity 2 Portfolio	12.9%	7.6%	10.5%	21.7%	10.3%	12.7%	12.8%
U.S. Vector Equity Portfolio	14.0%	6.4%	10.0%	24.7%	9.1%	13.0%	12.9%
T.A. U.S. Core Equity 2 Portfolio	12.0%	4.7%	10.7%	21.0%	10.0%	14.9%	15.7%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—
Large Cap International Portfolio	10.7%	8.3%	8.8%	26.0%	6.1%	11.8%	5.5%
International Core Equity Portfolio	14.0%	7.2%	6.7%	29.1%	3.8%	15.4%	5.2%
DFA International Real Estate Securities Portfolio	—	—	—	0.3%	—	—	—
DFA International Small Cap Value Portfolio	17.4%	8.2%	4.0%	20.2%	2.3%	23.8%	6.8%
Emerging Markets Core Equity Portfolio	8.8%	7.0%	7.6%	21.8%	2.7%	12.9%	8.5%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	7.0%	0.1%	1.0%	—	—	100.0%
U.S. Core Equity 1 Portfolio	5.0%	—	3.1%	3.7%	0.1%	100.0%
U.S. Core Equity 2 Portfolio	5.2%	—	3.6%	2.7%	—	100.0%
U.S. Vector Equity Portfolio	5.5%	—	3.0%	1.3%	0.1%	100.0%
T.A. U.S. Core Equity 2 Portfolio	5.5%	—	3.1%	2.4%	—	100.0%
DFA Real Estate Securities Portfolio	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	10.7%	—	6.4%	5.5%	0.2%	100.0%
International Core Equity Portfolio	11.4%	0.1%	3.8%	3.3%	—	100.0%
DFA International Real Estate Securities Portfolio	—	99.7%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	16.0%	0.3%	0.5%	0.4%	0.1%	100.0%
Emerging Markets Core Equity Portfolio	18.7%	—	8.4%	2.9%	0.7%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Five-Year Government Portfolio	—	100.0%	—	—	—
DFA Five-Year Global Fixed Income Portfolio	31.1%	—	34.6%	31.2%	—
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	14.7%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	13.0%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Five-Year Government Portfolio	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	—	—	—	3.1%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	17.6%	7.4%	60.3%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	14.2%	19.4%	53.4%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,416,189,999
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,560,575,686)	$3,416,189,999

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	34,431,331	$337,082,730
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $280,761,029)		$337,082,730

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	345,557,895	$7,536,617,690
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,377,693,282)		$7,536,617,690

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.2%)
Consumer Discretionary — (10.8%)
* AutoNation, Inc.	137,967	$2,276,455	0.4%
Leggett & Platt, Inc.	119,717	2,463,776	0.5%
Service Corp. International	143,900	1,910,992	0.4%
Other Securities		58,981,144	10.5%
Total Consumer Discretionary		65,632,367	11.8%
Consumer Staples — (5.1%)
* Constellation Brands, Inc. Class A	108,500	2,555,175	0.5%
J.M. Smucker Co.	37,110	1,823,214	0.3%
* Smithfield Foods, Inc.	93,183	2,800,149	0.5%
Other Securities		24,147,042	4.3%
Total Consumer Staples		31,325,580	5.6%
Energy — (8.1%)
Cimarex Energy Co.	57,700	2,228,951	0.4%
* Exterran Holdings, Inc.	26,088	2,088,084	0.4%
* Forest Oil Corp.	65,997	3,107,139	0.6%
# Helmerich & Payne, Inc.	54,300	1,876,065	0.3%
Overseas Shipholding Group, Inc.	27,700	1,983,320	0.4%
* Petrohawk Energy Corp.	117,700	1,918,510	0.3%
Pioneer Natural Resources Co.	42,000	1,871,940	0.3%
Tidewater, Inc.	41,800	2,043,602	0.4%
Other Securities		32,159,266	5.8%
Total Energy		49,276,877	8.9%
Financials — (21.5%)
* Allegheny Corp.	5,938	2,428,642	0.4%
American Financial Group, Inc.	82,196	2,401,767	0.4%
Fidelity National Financial, Inc.	114,300	1,785,366	0.3%
First American Corp.	49,900	1,705,582	0.3%
Hanover Insurance Group, Inc.	38,900	1,754,390	0.3%
HCC Insurance Holdings, Inc.	74,100	2,277,834	0.4%
Huntington Bancshares, Inc.	121,707	1,909,583	0.3%
Mercury General Corp.	37,965	1,970,004	0.4%
Odyssey Re Holdings Corp.	47,520	1,831,421	0.3%
Old Republic International Corp.	155,099	2,328,036	0.4%
Protective Life Corp.	52,559	2,174,891	0.4%
Reinsurance Group of America, Inc.	39,373	2,130,473	0.4%
Transatlantic Holdings, Inc.	27,359	2,034,142	0.4%
Unitrin, Inc.	41,168	1,904,432	0.3%
Other Securities		102,240,783	18.6%
Total Financials		130,877,346	23.6%
Health Care — (7.1%)
* Community Health Systems, Inc.	71,900	2,402,898	0.4%
* Invitrogen Corp.	19,223	1,864,823	0.3%
* Millennium Pharmaceuticals, Inc.	202,505	2,984,924	0.6%
# Omnicare, Inc.	80,000	2,038,400	0.4%
PerkinElmer, Inc.	62,800	1,713,184	0.3%
* Watson Pharmaceuticals, Inc.	67,000	1,963,770	0.4%
Other Securities		30,038,078	5.4%
Total Health Care		43,006,077	7.8%
Industrials — (14.4%)
* AGCO Corp.	36,200	2,495,628	0.5%
* Allied Waste Industries, Inc.	223,375	2,548,709	0.5%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# DRS Technologies, Inc.	30,800	$1,823,668	0.3%
*# Kansas City Southern	50,600	1,742,158	0.3%
Ryder System, Inc.	43,502	1,886,247	0.3%
* Shaw Group, Inc.	29,100	1,845,522	0.3%
Timken Co.	54,100	1,725,249	0.3%
Other Securities		73,908,290	13.4%
Total Industrials		87,975,471	15.9%
Information Technology — (15.8%)
* Arrow Electronics, Inc.	92,100	3,408,621	0.6%
* Avnet, Inc.	64,686	2,231,667	0.4%
* Ingram Micro, Inc.	106,363	2,116,624	0.4%
Intersil Corp.	75,403	1,880,551	0.3%
* NCR Corp.	102,200	2,446,668	0.5%
* Tellabs, Inc.	304,900	2,122,104	0.4%
Other Securities		82,040,405	14.7%
Total Information Technology		96,246,640	17.3%
Materials — (6.4%)
Ashland, Inc.	37,830	1,862,749	0.3%
Lubrizol Corp.	33,300	2,135,862	0.4%
Other Securities		35,114,346	6.3%
Total Materials		39,112,957	7.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		476,454	0.1%
Telecommunication Services — (0.9%)
CenturyTel, Inc.	75,100	3,201,513	0.6%
Other Securities		2,102,533	0.4%
Total Telecommunication Services		5,304,046	1.0%
Utilities — (0.0%)
Total Utilities		83,239	0.0%
TOTAL COMMON STOCKS		549,317,054	99.0%
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,865,459	11,865,459	2.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $51,452,043 FHLMC 6.500%, 12/01/36, valued at $47,151,694) to be repurchased at $45,796,011	$45,778	45,778,343	8.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $1,012,035 FNMA 5.000%, 08/01/35, valued at $797,500) to be repurchased at $771,397	771	771,101	0.1%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $1,095,000 FNMA 5.342%, 05/01/35, valued at $1,020,237) to be repurchased at $986,491	986	986,111	0.2%
TOTAL SECURITIES LENDING COLLATERAL		47,535,555	8.6%
TOTAL INVESTMENTS — (100.0%) (Cost $631,801,858)		$608,718,068	109.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
November 30, 2007

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	420,706,972	$8,805,396,924
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,649,526,768)		$8,805,396,924

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.3%)
Consumer Discretionary — (10.6%)
Disney (Walt) Co.	138,600	$4,594,590	0.4%
McDonald's Corp.	56,280	3,290,692	0.3%
News Corp. Class A	140,061	2,951,085	0.3%
Time Warner, Inc.	260,479	4,495,868	0.4%
Other Securities		127,893,897	10.4%
Total Consumer Discretionary		143,226,132	11.8%
Consumer Staples — (7.2%)
Altria Group, Inc.	101,120	7,842,867	0.7%
# Coca-Cola Co.	110,924	6,888,380	0.6%
CVS Caremark Corp.	100,700	4,037,063	0.3%
PepsiCo, Inc.	73,760	5,692,797	0.5%
Procter & Gamble Co.	170,932	12,648,968	1.1%
Wal-Mart Stores, Inc.	199,748	9,567,929	0.8%
Other Securities		50,281,855	4.0%
Total Consumer Staples		96,959,859	8.0%
Energy — (8.5%)
Chevron Corp.	147,560	12,951,341	1.1%
ConocoPhillips	113,389	9,075,656	0.8%
Exxon Mobil Corp.	184,725	16,470,081	1.4%
Occidental Petroleum Corp.	51,424	3,587,852	0.3%
# Schlumberger, Ltd.	57,400	5,364,030	0.5%
Other Securities		67,797,792	5.4%
Total Energy		115,246,752	9.5%
Financials — (15.9%)
American Express Co.	59,323	3,498,871	0.3%
American International Group, Inc.	178,758	10,391,203	0.9%
Bank of America Corp.	309,300	14,268,009	1.2%
Bank of New York Mellon Corp.	78,058	3,743,662	0.3%
Citigroup, Inc.	178,345	5,938,888	0.5%
JPMorgan Chase & Co.	234,163	10,682,516	0.9%
Merrill Lynch & Co., Inc.	48,634	2,915,122	0.3%
MetLife, Inc.	51,145	3,354,601	0.3%
Morgan Stanley	72,760	3,835,907	0.3%
Prudential Financial, Inc.	32,850	3,092,499	0.3%
The Goldman Sachs Group, Inc.	20,653	4,680,796	0.4%
# Wachovia Corp.	112,711	4,846,573	0.4%
Wells Fargo & Co.	231,335	7,502,194	0.6%
Other Securities		136,663,751	11.1%
Total Financials		215,414,592	17.8%
Health Care — (10.2%)
Abbott Laboratories	76,605	4,405,554	0.4%
Eli Lilly & Co.	56,444	2,988,710	0.3%
* Genentech, Inc.	48,848	3,724,660	0.3%
Johnson & Johnson	135,866	9,203,563	0.8%
Merck & Co., Inc.	100,568	5,969,716	0.5%
Pfizer, Inc.	460,580	10,943,381	0.9%
UnitedHealth Group, Inc.	67,605	3,718,275	0.3%
* WellPoint, Inc.	42,579	3,585,578	0.3%
Wyeth	67,195	3,299,275	0.3%
Other Securities		90,613,463	7.4%
Total Health Care		138,452,175	11.5%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.1%)
# Boeing Co.	36,988	$3,422,870	0.3%
General Electric Co.	436,467	16,712,321	1.4%
United Technologies Corp.	48,135	3,599,054	0.3%
Other Securities		125,953,221	10.4%
Total Industrials		149,687,466	12.4%
Information Technology — (13.3%)
* Apple, Inc.	40,524	7,384,283	0.6%
* Cisco Sytems, Inc.	292,614	8,199,044	0.7%
Hewlett-Packard Co.	125,299	6,410,297	0.5%
Intel Corp.	282,156	7,358,628	0.6%
International Business Machines Corp.	66,130	6,955,553	0.6%
Microsoft Corp.	435,500	14,632,800	1.2%
* Oracle Corp.	243,035	4,904,446	0.4%
QUALCOMM, Inc.	79,023	3,222,558	0.3%
Other Securities		119,934,951	9.9%
Total Information Technology		179,002,560	14.8%
Materials — (4.4%)
Total Materials		59,620,847	4.9%
Telecommunication Services — (2.8%)
AT&T, Inc.	405,575	15,497,021	1.3%
Verizon Communications, Inc.	199,907	8,637,981	0.7%
Other Securities		13,221,136	1.1%
Total Telecommunication Services		37,356,138	3.1%
Utilities — (3.3%)
Total Utilities		44,016,575	3.7%
TOTAL COMMON STOCKS		1,178,983,096	97.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		247	0.0%
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	116,502	116,502	0.0%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $172,781,930 FHLMC 5.500%, 05/01/37 & FNMA 6.094%, 10/01/37, valued at $170,719,819) to be repurchased at $165,811,366	$165,747	165,747,397	13.7%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $5,188,312 FHLMC 5.500%, 10/01/33, valued at $2,841,411) to be repurchased at $2,747,548	2,746	2,746,495	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $4,005,000 FHLMC 6.032%, 11/01/36, valued at $3,727,947) to be repurchased at $3,617,528	3,616	3,616,133	0.3%
TOTAL SECURITIES LENDING COLLATERAL		172,110,025	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,280,737,951)		$1,351,209,870	111.7%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (11.1%)
* Comcast Corp. Class A	420,142	$8,629,717	0.3%
Disney (Walt) Co.	400,012	13,260,398	0.5%
# Home Depot, Inc.	380,845	10,876,933	0.4%
Lowe's Companies, Inc.	301,200	7,352,292	0.3%
News Corp. Class A	413,509	8,712,635	0.3%
Time Warner, Inc.	842,420	14,540,169	0.5%
Other Securities		311,393,040	10.4%
Total Consumer Discretionary		374,765,184	12.7%
Consumer Staples — (6.6%)
Altria Group, Inc.	154,900	12,014,044	0.4%
CVS Caremark Corp.	333,685	13,377,432	0.5%
Kraft Foods, Inc.	333,097	11,508,501	0.4%
Procter & Gamble Co.	571,788	42,312,312	1.5%
Wal-Mart Stores, Inc.	404,300	19,365,970	0.7%
Other Securities		123,095,670	4.0%
Total Consumer Staples		221,673,929	7.5%
Energy — (9.0%)
# Chevron Corp.	435,404	38,215,409	1.3%
ConocoPhillips	341,078	27,299,883	0.9%
Devon Energy Corp.	93,500	7,742,735	0.3%
Exxon Mobil Corp.	440,684	39,291,385	1.3%
Marathon Oil Corp.	151,488	8,468,179	0.3%
Occidental Petroleum Corp.	157,660	10,999,938	0.4%
Valero Energy Corp.	123,168	8,014,542	0.3%
Other Securities		162,573,512	5.5%
Total Energy		302,605,583	10.3%
Financials — (18.8%)
American International Group, Inc.	534,470	31,068,741	1.1%
Bank of America Corp.	937,909	43,265,742	1.5%
Bank of New York Mellon Corp.	231,270	11,091,709	0.4%
Citigroup, Inc.	795,672	26,495,878	0.9%
Hartford Financial Services Group, Inc.	67,172	6,402,835	0.2%
JPMorgan Chase & Co.	715,252	32,629,796	1.1%
Lehman Brothers Holdings, Inc.	108,126	6,771,931	0.2%
Merrill Lynch & Co., Inc.	175,042	10,492,017	0.4%
MetLife, Inc.	156,992	10,297,105	0.4%
Morgan Stanley	211,604	11,155,763	0.4%
Prudential Financial, Inc.	94,316	8,878,908	0.3%
The Goldman Sachs Group, Inc.	58,024	13,150,559	0.5%
The Travelers Companies, Inc.	138,778	7,370,500	0.3%
# Wachovia Corp.	387,501	16,662,543	0.6%
Wells Fargo & Co.	686,501	22,263,227	0.8%
Other Securities		375,659,052	12.5%
Total Financials		633,656,306	21.6%
Health Care — (8.9%)
Johnson & Johnson	142,350	9,642,789	0.3%
Pfizer, Inc.	1,421,572	33,776,551	1.2%
* WellPoint, Inc.	118,928	10,014,927	0.4%
Other Securities		247,518,776	8.3%
Total Health Care		300,953,043	10.2%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.0%)
General Electric Co.	752,936	$28,829,919	1.0%
Union Pacific Corp.	56,400	7,114,296	0.3%
Other Securities		333,243,568	11.3%
Total Industrials		369,187,783	12.6%
Information Technology — (11.1%)
* Cisco Sytems, Inc.	272,462	7,634,385	0.3%
Hewlett-Packard Co.	213,714	10,933,608	0.4%
Intel Corp.	418,292	10,909,055	0.4%
International Business Machines Corp.	64,144	6,746,666	0.2%
Microsoft Corp.	369,339	12,409,790	0.4%
Motorola, Inc.	464,000	7,410,080	0.3%
Other Securities		317,338,500	10.7%
Total Information Technology		373,382,084	12.7%
Materials — (4.6%)
Alcoa, Inc.	176,860	6,432,398	0.2%
# Dow Chemical Co.	189,988	7,968,097	0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	7,552,019	0.3%
Other Securities		132,995,148	4.5%
Total Materials		154,947,662	5.3%
Other — (0.0%)
Total Other		168	0.0%
Telecommunication Services — (3.1%)
AT&T, Inc.	1,219,152	46,583,798	1.6%
Sprint Nextel Corp.	584,800	9,076,096	0.3%
Verizon Communications, Inc.	594,963	25,708,351	0.9%
Other Securities		23,116,350	0.8%
Total Telecommunication Services		104,484,595	3.6%
Utilities — (2.3%)
Total Utilities		78,823,949	2.7%
TOTAL COMMON STOCKS		2,914,480,286	99.2%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		659	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,235,892	13,235,892	0.4%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $474,480,777 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 01/01/37 to 11/01/37, valued at $437,052,709) to be repurchased at $424,486,782	$424,323	424,323,018	14.4%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $9,435,697 FNMA 5.000%, 07/01/35, valued at $7,298,529) to be repurchased at $7,059,613	7,057	7,056,908	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $41,281,635 FNMA 5.342%, 05/01/35 & 7.636%, 02/01/29, valued at $9,583,311) to be repurchased at $9,307,733	9,304	9,304,143	0.3%
TOTAL SECURITIES LENDING COLLATERAL		440,684,069	15.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,301,112,814)		$3,368,400,906	114.6%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (11.9%)
* Comcast Corp. Class A	123,218	$2,530,898	0.3%
Disney (Walt) Co.	63,200	2,095,080	0.2%
* IAC/InterActiveCorp.	73,787	2,053,492	0.2%
* Liberty Media Holding Corp. Interactive Class A	153,119	3,085,348	0.3%
Time Warner, Inc.	276,981	4,780,692	0.5%
Other Securities		114,954,171	12.0%
Total Consumer Discretionary		129,499,681	13.5%
Consumer Staples — (5.3%)
Altria Group, Inc.	46,200	3,583,272	0.4%
Coca-Cola Enterprises, Inc.	135,360	3,515,299	0.4%
CVS Caremark Corp.	87,809	3,520,263	0.4%
Kraft Foods, Inc.	96,728	3,341,952	0.4%
# Molson Coors Brewing Co.	40,000	2,153,600	0.2%
Procter & Gamble Co.	74,000	5,476,000	0.6%
* Smithfield Foods, Inc.	67,694	2,034,205	0.2%
SUPERVALU, Inc.	46,801	1,959,558	0.2%
Wal-Mart Stores, Inc.	42,300	2,026,170	0.2%
Other Securities		30,580,596	3.1%
Total Consumer Staples		58,190,915	6.1%
Energy — (8.3%)
Anadarko Petroleum Corp.	32,200	1,822,520	0.2%
Apache Corp.	19,300	1,868,047	0.2%
Chevron Corp.	69,800	6,126,346	0.6%
ConocoPhillips	111,300	8,908,452	0.9%
Devon Energy Corp.	30,200	2,500,862	0.3%
Exxon Mobil Corp.	74,400	6,633,504	0.7%
* Plains Exploration & Production Co.	36,915	1,860,885	0.2%
Other Securities		61,210,056	6.4%
Total Energy		90,930,672	9.5%
Financials — (20.9%)
American International Group, Inc.	190,030	11,046,444	1.2%
Bank of America Corp.	328,870	15,170,773	1.6%
CNA Financial Corp.	63,800	2,261,072	0.2%
Hartford Financial Services Group, Inc.	23,300	2,220,956	0.2%
JPMorgan Chase & Co.	206,880	9,437,866	1.0%
KeyCorp	84,549	2,227,021	0.2%
Legg Mason, Inc.	29,700	2,266,407	0.2%
MetLife, Inc.	55,040	3,610,074	0.4%
Morgan Stanley	49,900	2,630,728	0.3%
PNC Financial Services Group, Inc.	24,874	1,821,026	0.2%
The Goldman Sachs Group, Inc.	9,400	2,130,416	0.2%
The Travelers Companies, Inc.	47,800	2,538,658	0.3%
Unum Group	101,075	2,510,703	0.3%
# Wachovia Corp.	121,857	5,239,851	0.6%
Wells Fargo & Co.	105,502	3,421,430	0.4%
Other Securities		159,998,370	16.5%
Total Financials		228,531,795	23.8%
Health Care — (7.7%)
* Millennium Pharmaceuticals, Inc.	129,222	1,904,732	0.2%
Pfizer, Inc.	215,322	5,116,051	0.6%
* WellPoint, Inc.	37,600	3,166,296	0.3%
Other Securities		73,475,927	7.6%
Total Health Care		83,663,006	8.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.0%)
Burlington Northern Santa Fe Corp.	25,700	$2,146,464	0.2%
General Electric Co.	168,000	6,432,720	0.7%
Southwest Airlines Co.	205,110	2,902,307	0.3%
Union Pacific Corp.	15,600	1,967,784	0.2%
Other Securities		106,914,506	11.1%
Total Industrials		120,363,781	12.5%
Information Technology — (11.0%)
* Computer Sciences Corp.	48,500	2,561,770	0.3%
Electronic Data Systems Corp.	93,600	1,896,336	0.2%
Intel Corp.	76,790	2,002,683	0.2%
Other Securities		113,574,749	11.8%
Total Information Technology		120,035,538	12.5%
Materials — (4.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	21,104	2,087,819	0.2%
Other Securities		50,459,611	5.3%
Total Materials		52,547,430	5.5%
Other — (0.0%)
Total Other		16	0.0%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		138,710	0.0%
Telecommunication Services — (2.5%)
AT&T, Inc.	270,720	10,344,211	1.1%
Sprint Nextel Corp.	169,900	2,636,848	0.3%
Verizon Communications, Inc.	150,079	6,484,914	0.7%
Other Securities		8,162,694	0.8%
Total Telecommunication Services		27,628,667	2.9%
Utilities — (1.1%)
Total Utilities		12,247,799	1.3%
TOTAL COMMON STOCKS		923,778,010	96.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		183	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,328,447	6,328,447	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $165,119,221 FHLMC 5.000%, 05/01/36 & 5.500%, 11/01/37, valued at $161,972,323) to be repurchased at $157,315,373	$157,255	157,254,682	16.4%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $4,091,990 FNMA 6.000%, 05/01/35, valued at $2,649,312) to be repurchased at $2,560,953	2,560	2,559,972	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $3,815,000 FNMA 5.342%, 05/01/35, valued at $3,554,525) to be repurchased at $3,449,939	3,449	3,448,608	0.3%
TOTAL SECURITIES LENDING COLLATERAL		163,263,262	17.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,099,224,919)		$1,093,369,902	113.9%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.8%)
Consumer Discretionary — (10.1%)
CBS Corp. Class B	13,500	$370,305	0.4%
Disney (Walt) Co.	18,700	619,905	0.6%
Home Depot, Inc.	26,000	742,560	0.7%
* Liberty Media Holding Corp. Interactive Class A	15,501	312,345	0.3%
Other Securities		11,418,164	10.7%
Total Consumer Discretionary		13,463,279	12.7%
Consumer Staples — (3.8%)
Procter & Gamble Co.	7,000	518,000	0.5%
Other Securities		4,539,970	4.3%
Total Consumer Staples		5,057,970	4.8%
Energy — (8.7%)
Anadarko Petroleum Corp.	7,200	407,520	0.4%
Chevron Corp.	6,900	605,613	0.6%
ConocoPhillips	21,500	1,720,860	1.6%
Devon Energy Corp.	6,900	571,389	0.5%
Exxon Mobil Corp.	5,300	472,548	0.5%
Hess Corp.	4,200	299,124	0.3%
Marathon Oil Corp.	9,000	503,100	0.5%
Valero Energy Corp.	7,300	475,011	0.5%
XTO Energy, Inc.	5,100	315,282	0.3%
Other Securities		6,339,915	5.8%
Total Energy		11,710,362	11.0%
Financials — (17.4%)
Allstate Corp.	8,900	454,968	0.4%
American International Group, Inc.	6,050	351,686	0.3%
Bank of America Corp.	10,500	484,365	0.5%
Bank of New York Mellon Corp.	17,500	839,300	0.8%
Citigroup, Inc.	11,600	386,280	0.4%
JPMorgan Chase & Co.	51,800	2,363,116	2.2%
Lehman Brothers Holdings, Inc.	6,300	394,569	0.4%
Loews Corp.	7,000	334,530	0.3%
M&T Bank Corp.	3,200	291,072	0.3%
MetLife, Inc.	8,800	577,192	0.6%
Morgan Stanley	11,000	579,920	0.6%
Prudential Financial, Inc.	7,000	658,980	0.6%
SunTrust Banks, Inc.	5,300	371,583	0.4%
The Goldman Sachs Group, Inc.	4,000	906,560	0.9%
The Travelers Companies, Inc.	8,510	451,966	0.4%
U.S. Bancorp	10,200	337,518	0.3%
Wells Fargo & Co.	51,600	1,673,388	1.6%
Other Securities		11,908,170	10.9%
Total Financials		23,365,163	21.9%
Health Care — (8.3%)
* Amgen, Inc.	7,205	398,076	0.4%
Pfizer, Inc.	16,200	384,912	0.4%
Other Securities		10,335,030	9.6%
Total Health Care		11,118,018	10.4%
Industrials — (12.4%)
FedEx Corp.	2,900	285,563	0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
General Electric Co.	67,900	$2,599,891	2.5%
Northrop Grumman Corp.	4,400	346,676	0.3%
Raytheon Co.	5,600	346,360	0.3%
Southwest Airlines Co.	22,600	319,790	0.3%
Union Pacific Corp.	4,000	504,560	0.5%
United Technologies Corp.	6,550	489,744	0.5%
Other Securities		11,755,551	10.9%
Total Industrials		16,648,135	15.6%
Information Technology — (13.0%)
* Apple, Inc.	2,400	437,328	0.4%
* Cisco Sytems, Inc.	22,700	636,054	0.6%
Hewlett-Packard Co.	16,000	818,560	0.8%
Microsoft Corp.	27,700	930,720	0.9%
Motorola, Inc.	30,400	485,488	0.5%
Other Securities		14,065,178	13.1%
Total Information Technology		17,373,328	16.3%
Materials — (4.6%)
Alcoa, Inc.	13,200	480,084	0.5%
Dow Chemical Co.	7,200	301,968	0.3%
Other Securities		5,412,093	5.0%
Total Materials		6,194,145	5.8%
Telecommunication Services — (2.5%)
AT&T, Inc.	21,200	810,052	0.8%
Sprint Nextel Corp.	39,900	619,248	0.6%
Verizon Communications, Inc.	19,500	842,595	0.8%
Other Securities		1,140,175	1.0%
Total Telecommunication Services		3,412,070	3.2%
Utilities — (2.0%)
Total Utilities		2,661,246	2.5%
TOTAL COMMON STOCKS		111,003,716	104.2%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (14.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $19,020,000 FNMA 6.50%, 08/01/37, valued at $19,255,639) to be repurchased at $18,978,019	$18,971	18,971,000	17.8%
SECURITIES LENDING COLLATERAL — (3.0%)
@Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $17,889,543 FNMA 6.836%, 09/01/32, valued at $4,146,284) to be repurchased at $4,027,584	4,026	4,025,518	3.8%
TOTAL INVESTMENTS — (100.0%) (Cost $135,432,628)		$134,000,234	125.8%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	202,719,588	$3,286,084,521
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,805,046,776)		$3,286,084,521

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	441,925,978	$4,702,092,406
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,873,214,659)		$4,702,092,406

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.2%)
Real Estate Investment Trusts — (80.2%)
*# Alexander's, Inc.	50,700	$19,755,255	0.7%
Alexandria Real Estate Equities, Inc.	316,400	31,079,972	1.2%
# AMB Property Corp.	1,009,109	61,717,106	2.3%
# Apartment Investment & Management Co. Class A	976,700	38,843,359	1.4%
# AvalonBay Communities, Inc.	804,794	80,028,715	3.0%
# BioMed Realty Trust, Inc.	659,760	14,897,381	0.6%
# Boston Properties, Inc.	1,202,300	118,330,366	4.4%
# Brandywine Realty Trust	877,153	17,981,637	0.7%
# BRE Properties, Inc. Class A	509,800	22,711,590	0.8%
# Camden Property Trust	564,700	29,708,867	1.1%
# CBL & Associates Properties, Inc.	663,100	19,150,328	0.7%
# National Retail Properties, Inc.	677,575	16,593,812	0.6%
# Corporate Office Properties Trust	476,400	17,207,568	0.6%
# Developers Diversified Realty Corp.	1,254,365	55,706,350	2.1%
DiamondRock Hospitality Co.	956,314	16,563,358	0.6%
# Digital Realty Trust, Inc.	613,190	23,399,330	0.9%
# Douglas Emmett, Inc.	1,104,720	26,524,327	1.0%
# Duke Realty Corp.	1,453,800	38,220,402	1.4%
Entertainment Properties Trust	267,300	14,244,417	0.5%
# Equity One, Inc.	744,076	17,612,279	0.7%
# Equity Residential	2,790,350	103,828,924	3.9%
Essex Property Trust, Inc.	252,200	26,163,228	1.0%
# Federal Realty Investment Trust	569,600	47,385,024	1.8%
# First Industrial Realty Trust, Inc.	458,800	16,755,376	0.6%
# General Growth Properties, Inc.	2,480,400	115,189,776	4.3%
# Home Properties, Inc.	338,990	15,318,958	0.6%
Hospitality Properties Trust	948,050	34,641,747	1.3%
# Host Marriott Corp.	5,271,274	101,155,748	3.8%
# HRPT Properties Trust	2,140,700	17,724,996	0.7%
Kilroy Realty Corp.	327,900	18,326,331	0.7%
# Kimco Realty Corp.	2,547,456	100,599,037	3.8%
Lasalle Hotel Properties	404,900	15,062,280	0.6%
Liberty Property Trust	921,500	28,852,165	1.1%
# Mack-Cali Realty Corp.	686,100	24,486,909	0.9%
# Post Properties, Inc.	441,200	16,019,972	0.6%
# ProLogis	2,595,389	169,790,348	6.4%
# Public Storage	1,720,534	133,066,100	5.0%
# Realty Income Corp.	1,017,200	28,990,200	1.1%
# Regency Centers Corp.	702,000	46,640,880	1.7%
# Senior Housing Properties Trust	838,600	18,524,674	0.7%
# Simon Property Group, Inc.	2,250,569	221,568,518	8.3%
# SL Green Realty Corp.	601,087	62,452,939	2.3%
# Strategic Hotel Capital, Inc.	749,500	13,723,345	0.5%
Sunstone Hotel Investors, Inc.	604,200	14,017,440	0.5%
Taubman Centers, Inc.	533,000	28,531,490	1.1%
# The Macerich Co.	725,900	56,366,135	2.1%
# UDR, Inc.	1,357,500	29,905,725	1.1%
# Vornado Realty Trust	1,531,513	137,836,170	5.2%
# Washington REIT	467,800	14,988,312	0.6%
# Weingarten Realty Investors	871,000	31,051,150	1.2%
Other Securities		297,112,261	11.0%
TOTAL COMMON STOCKS		2,666,352,577	99.8%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $12,530,000 FHLMC 6.275%(r), 09/01/36, valued at $10,911,658) to be repurchased at $10,751,977	$10,748	$10,748,000	0.4%
SECURITIES LENDING COLLATERAL — (19.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $649,035,395 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/36 to 11/01/37, valued at $642,018,699) to be repurchased at $623,559,690	623,319	623,319,125	23.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $14,102,948 FHLMC 5.000%, 08/01/35 & 5.500%, 06/01/35, valued at $10,906,132) to be repurchased at $10,548,268	10,544	10,544,226	0.4%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $19,465,000 FNMA 6.488%, 05/01/36, valued at $13,991,043) to be repurchased at $13,587,099	13,582	13,581,859	0.5%
TOTAL SECURITIES LENDING COLLATERAL		647,445,210	24.2%
TOTAL INVESTMENTS — (100.0%) (Cost $2,904,647,899)		$3,324,545,787	124.4%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
BHP Billiton, Ltd.	360,962	$13,759,857	0.6%
Commonwealth Bank of Australia	170,770	9,039,594	0.4%
Other Securities		104,183,575	4.7%
TOTAL — AUSTRALIA		126,983,026	5.7%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,265,593	0.4%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,518,774	0.8%
CANADA — (6.4%)
COMMON STOCKS — (6.4%)
# Royal Bank of Canada	224,972	11,951,110	0.6%
Other Securities		140,427,432	6.3%
TOTAL COMMON STOCKS		152,378,542	6.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		482	0.0%
TOTAL — CANADA		152,379,024	6.9%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		20,042,935	0.9%
FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Nokia Oyj	422,721	16,664,313	0.8%
Other Securities		21,295,070	0.9%
TOTAL — FINLAND		37,959,383	1.7%
FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
BNP Paribas SA	115,370	13,004,270	0.6%
France Telecom SA	231,887	8,787,804	0.4%
L'Oreal SA	64,016	8,898,448	0.4%
Sanofi - Aventis	111,839	10,665,800	0.5%
Total SA	235,328	19,030,731	0.9%
Other Securities		137,797,423	6.1%
TOTAL — FRANCE		198,184,476	8.9%
GERMANY — (7.8%)
COMMON STOCKS — (7.8%)
Allianz SE	46,204	9,547,352	0.4%
BASF AG	65,207	9,064,669	0.4%
Daimler AG	117,627	11,973,372	0.5%
Deutsche Bank AG ADR	73,002	9,618,013	0.4%
E.ON AG	73,313	14,925,995	0.7%
RWE AG Series A	61,853	8,435,406	0.4%
Siemens AG	83,409	12,678,637	0.6%
Other Securities		110,322,536	5.0%
TOTAL — GERMANY		186,565,980	8.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$12,955,049	0.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		40,488,033	1.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		474	0.0%
TOTAL — HONG KONG		40,488,507	1.8%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		11,824,415	0.5%
ITALY — (3.0%)
COMMON STOCKS — (3.0%)
Eni SpA	285,395	10,215,298	0.5%
UniCredito Italiano SpA	1,406,625	11,953,655	0.6%
Other Securities		49,882,014	2.2%
TOTAL COMMON STOCKS		72,050,967	3.3%
PREFERRED STOCKS — (0.0%)
Other Securities		67,070	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,229	0.0%
TOTAL — ITALY		72,119,266	3.3%
JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
Mitsubishi UFJ Financial Group, Inc.	990,882	9,785,344	0.5%
Nintendo Co., Ltd.	15,300	9,394,844	0.4%
Nippon Telegraph & Telephone Corp.	2,177	9,878,218	0.5%
NTT DoCoMo, Inc.	6,017	9,629,735	0.5%
Sumitomo Mitsui Financial Group, Inc.	970	8,352,284	0.4%
Takeda Pharmaceutical Co., Ltd.	132,800	8,522,356	0.4%
Toyota Motor Credit Corp.	323,900	18,364,060	0.8%
Other Securities		370,612,278	16.5%
TOTAL — JAPAN		444,539,119	20.0%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
ArcelorMittal	129,106	9,521,225	0.4%
ING Groep NV	219,463	8,513,169	0.4%
Royal Dutch Shell P.L.C. Series A	422,155	17,080,435	0.8%
Other Securities		42,727,862	1.9%
TOTAL — NETHERLANDS		77,842,691	3.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,355,810	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,381,576	0.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$68,199	0.0%
TOTAL — NORWAY		18,449,775	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		7,000,766	0.3%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		19,837,943	0.9%
SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	403,500	10,022,940	0.5%
Banco Santander Central Hispano SA	566,687	12,140,555	0.6%
Telefonica SA	405,073	13,570,005	0.6%
Other Securities		54,489,927	2.4%
TOTAL — SPAIN		90,223,427	4.1%
SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		49,162,215	2.2%
SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
Nestle SA	59,091	28,411,263	1.3%
Novartis AG	239,486	13,581,669	0.6%
Roche Holding AG Genusschein	103,191	19,706,372	0.9%
UBS AG	219,630	11,124,546	0.5%
Other Securities		74,260,691	3.3%
TOTAL — SWITZERLAND		147,084,541	6.6%
UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Anglo American P.L.C.	211,678	14,263,176	0.7%
Barclays P.L.C.	720,934	8,332,961	0.4%
BG Group P.L.C.	399,298	8,361,143	0.4%
BHP Billiton P.L.C.	264,333	8,732,035	0.4%
BP P.L.C.	2,255,040	27,346,462	1.2%
British American Tobacco P.L.C.	273,139	10,608,443	0.5%
GlaxoSmithKline P.L.C.	629,019	16,619,784	0.8%
HSBC Holdings P.L.C.	1,242,796	21,249,215	1.0%
Rio Tinto P.L.C.	114,511	13,299,669	0.6%
Royal Bank of Scotland Group P.L.C.	1,447,600	13,668,561	0.6%
Royal Dutch Shell P.L.C. ADR	120,400	9,709,056	0.4%
Royal Dutch Shell P.L.C. Series B	303,924	12,217,664	0.6%
Tesco P.L.C.	1,241,865	12,234,495	0.6%
Vodafone Group P.L.C.	6,093,647	22,803,349	1.0%
Xstrata P.L.C.	127,850	8,978,314	0.4%
Other Securities		245,915,340	10.8%
TOTAL — UNITED KINGDOM		454,339,667	20.4%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		83,571	0.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,980,000 FNMA 6.50%, 11/01/36, valued at $4,628,450) to be repurchased at $4,561,687	$4,560	$4,560,000	0.2%
SECURITIES LENDING COLLATERAL — (8.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $80,518,237 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 10/01/31 to 10/01/37; FNMA 6.083%(r), 06/01/47 & GNMA 5.000% 01/20/37, valued at $71,943,508) to be repurchased at $70,560,065	70,533	70,532,851	3.2%
@Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $52,303,679 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 06/01/21 to 11/01/47, valued at $51,002,552) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $88,648,288 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 08/01/35 to 12/01/37 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 10/01/37, valued at $81,604,672) to be repurchased at $80,030,867	80,000	80,000,000	3.6%
TOTAL SECURITIES LENDING COLLATERAL		200,532,851	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,673,055,164)		$2,401,298,804	108.0%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
Australia & New Zealand Banking Group, Ltd.	376,573	$9,407,264	0.4%
Commonwealth Bank of Australia	135,726	7,184,564	0.3%
National Australia Bank, Ltd.	217,512	7,379,960	0.3%
Other Securities		113,115,606	4.9%
TOTAL COMMON STOCKS		137,087,394	5.9%
PREFERRED STOCKS — (0.0%)
Other Securities		56,880	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,533	0.0%
TOTAL — AUSTRALIA		137,156,807	5.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,656,948	0.7%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		24,579,728	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		435	0.0%
TOTAL — BELGIUM		24,580,163	1.1%
CANADA — (6.8%)
COMMON STOCKS — (6.8%)
# Manulife Financial Corp.	179,273	7,504,743	0.3%
# Toronto Dominion Bank	83,400	6,209,441	0.3%
Other Securities		164,733,524	7.0%
TOTAL COMMON STOCKS		178,447,708	7.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		148	0.0%
TOTAL — CANADA		178,447,856	7.6%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		24,963,165	1.1%
FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		37,974,451	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,028	0.0%
TOTAL — FINLAND		37,997,479	1.6%
FRANCE — (6.9%)
COMMON STOCKS — (6.9%)
AXA SA Sponsored ADR	226,812	9,265,270	0.4%
BNP Paribas SA	117,601	13,255,744	0.6%
France Telecom SA Sponsored ADR	173,300	6,576,735	0.3%
Sanofi - Aventis ADR	197,895	9,392,097	0.4%
Societe Generale Paris	38,903	5,992,414	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Vivendi SA	157,981	$7,244,525	0.3%
Other Securities		127,886,848	5.4%
TOTAL COMMON STOCKS		179,613,633	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		943	0.0%
TOTAL — FRANCE		179,614,576	7.7%
GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
Allianz SE	38,332	7,920,723	0.4%
DaimlerChrysler AG	77,491	7,887,888	0.3%
Deutsche Telekom AG	297,397	6,584,378	0.3%
E. ON AG Sponsered ADR	222,070	15,104,202	0.7%
# Munchener Rueckversicherungs-Gesellschaft AG	41,638	7,595,748	0.3%
Siemens AG Sponsored ADR	43,000	6,526,110	0.3%
Other Securities		118,669,337	5.0%
TOTAL — GERMANY		170,288,386	7.3%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		22,469,826	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		824	0.0%
TOTAL — GREECE		22,470,650	1.0%
HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		57,680,453	2.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,435	0.0%
TOTAL — HONG KONG		57,711,888	2.5%
IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		21,655,696	0.9%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
Eni SpA Sponsored ADR	111,450	7,975,362	0.4%
Intesa Sanpaolo SpA	829,900	6,606,404	0.3%
UniCredito Italiano SpA	992,597	8,435,199	0.4%
Other Securities		48,932,756	2.0%
TOTAL COMMON STOCKS		71,949,721	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		66,237	0.0%
TOTAL — ITALY		72,015,958	3.1%
JAPAN — (18.2%)
COMMON STOCKS — (18.2%)
Honda Motor Co., Ltd. Sponsored ADR	173,869	5,982,832	0.3%
Mitsubishi UFJ Financial Group, Inc.	952,520	9,406,501	0.4%
Other Securities		460,047,768	19.6%
TOTAL — JAPAN		475,437,101	20.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
Aegon NV	369,829	$6,602,545	0.3%
ArcelorMittal	129,754	9,569,013	0.4%
ING Groep NV Sponsered ADR	220,215	8,539,938	0.4%
Koninklijke Philips Electronics NV	146,221	6,086,686	0.3%
Unilever NV	184,946	6,551,113	0.3%
Other Securities		45,152,164	1.8%
TOTAL — NETHERLANDS		82,501,459	3.5%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		5,576,065	0.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,980	0.0%
TOTAL — NEW ZEALAND		5,578,045	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		19,498,308	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		104,989	0.0%
TOTAL — NORWAY		19,603,297	0.8%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		9,630,726	0.4%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		31,290,941	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,950	0.0%
TOTAL — SINGAPORE		31,297,891	1.3%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	429,276	10,663,216	0.5%
Banco Santander SA Sponsored ADR	635,896	13,620,892	0.6%
Other Securities		58,034,595	2.4%
TOTAL — SPAIN		82,318,703	3.5%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		61,716,440	2.6%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	110,457	7,591,957	0.3%
Credit Suisse Group Sponsered ADR	182,615	11,015,337	0.5%
Holcim, Ltd.	57,886	6,229,900	0.3%
Nestle SA	41,340	19,876,489	0.9%
Novartis AG ADR	202,302	11,434,109	0.5%
Roche Holding AG Genusschein	35,080	6,699,223	0.3%
Swiss Re	96,299	7,145,551	0.3%
UBS AG	117,342	5,943,525	0.3%
Zurich Financial SVCS AG	38,352	11,177,367	0.5%
Other Securities		67,142,852	2.7%
TOTAL COMMON STOCKS		154,256,310	6.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$7,535	0.0%
TOTAL — SWITZERLAND		154,263,845	6.6%
UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
Anglo American P.L.C.	142,644	9,611,563	0.4%
Aviva P.L.C.	543,098	7,609,182	0.3%
BAE Systems P.L.C.	624,965	5,908,176	0.3%
Barclays P.L.C. Sponsered ADR	243,400	11,284,024	0.5%
BP P.L.C. Sponsored ADR	318,500	23,167,690	1.0%
HBOS P.L.C.	429,224	7,037,275	0.3%
HSBC Holdings P.L.C. Sponsered ADR	343,172	29,341,206	1.3%
Lloyds TSB Group P.L.C. Sponsored ADR	156,694	6,389,981	0.3%
Royal Bank of Scotland Group P.L.C.	1,106,020	10,443,287	0.5%
Royal Dutch Shell P.L.C. ADR	127,037	10,244,264	0.5%
Tesco P.L.C.	849,341	8,367,462	0.4%
Vodafone Group P.L.C. Sponsered ADR	708,731	26,400,230	1.1%
Other Securities		292,209,705	12.2%
TOTAL COMMON STOCKS		448,014,045	19.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,851	0.0%
TOTAL — UNITED KINGDOM		448,015,896	19.1%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		103,026	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $12,095,000 FHLMC 6.275%(r), 09/01/36, valued at $10,532,841) to be repurchased at $10,380,839	$10,377	10,377,000	0.4%
SECURITIES LENDING COLLATERAL — (10.8%)
@ Repurchase Agreement, Bank of America 4.63%, 12/03/07 (Collateralized by $97,784,896 FHLMC 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000	4.3%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $60,649,825 FNMA, rates ranging from 5.500% to 7.500%, maturities ranging from 12/01/36 to 05/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000	2.1%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $303,336,126 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/20 to 08/01/37 & FNMA, rates ranging from 5.302%(r) to 6.895%(r), maturities ranging from 10/01/32 to 10/01/37, valued at $135,001,598) to be repurchased at $132,405,574	132,355	132,354,507	5.7%
TOTAL SECURITIES LENDING COLLATERAL		282,354,507	12.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,401,762,386)		$2,605,757,508	111.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,996,779,712
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,252,331,969
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,075,063,127
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,025,086,822
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		206,487,470
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,102,919,957)		5,555,749,100
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,625,000 FNMA 6.50%, 10/01/37, valued at $50,675,219) to be repurchased at $49,944,473 (Cost $49,926,000)	$49,926	49,926,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,152,845,957)		$5,605,675,100

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$199,149,225
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $288,052,540)	$199,149,225

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$146,353,616
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $121,537,631)	$146,353,616

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$37,145,348
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $24,642,041)	$37,145,348

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$170,969,575
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $129,380,418)	$170,969,575

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (26.6%)
COMMON STOCKS — (26.6%)
Centro Properties Group	991,457	$4,822,437	1.4%
# CFS Retail Property Trust	2,135,770	4,497,049	1.3%
Commonwealth Property Office Fund	2,070,829	2,919,026	0.9%
DB RREEF Trust	4,325,700	7,708,891	2.3%
Goodman Group	1,922,561	10,533,629	3.1%
GPT Group	2,350,624	9,044,384	2.7%
# ING Industrial Fund	1,408,364	3,353,119	1.0%
# ING Office Fund	1,506,326	2,250,843	0.7%
Macquarie Country Wide Trust	1,492,067	2,592,032	0.8%
Macquarie Office Trust	2,840,815	3,852,795	1.1%
Stockland Trust Group	1,953,463	15,612,012	4.6%
# Valad Property Group	2,020,319	2,865,304	0.8%
Westfield Group Stapled	714,180	12,944,371	3.8%
Other Securities		12,739,921	3.9%
TOTAL — AUSTRALIA		95,735,813	28.4%
BELGIUM — (1.7%)
COMMON STOCKS — (1.7%)
Cofinimmo SA	15,852	3,037,576	0.9%
Other Securities		3,149,788	0.9%
TOTAL — BELGIUM		6,187,364	1.8%
CANADA — (4.9%)
COMMON STOCKS — (4.9%)
# Boardwalk REIT	55,716	2,488,401	0.7%
Calloway REIT	89,664	2,152,044	0.7%
# H&R REIT	109,000	2,294,565	0.7%
Other Securities		10,646,782	3.1%
TOTAL — CANADA		17,581,792	5.2%
FRANCE — (9.8%)
COMMON STOCKS — (9.8%)
Fonciere des Regions	28,703	3,972,298	1.2%
Klepierre SA	109,516	5,639,882	1.7%
Mercialys	90,990	3,566,363	1.1%
Societe Immobiliere de Location pour l'Industrie et le Commerce	39,225	5,764,145	1.7%
# Unibail-Rodamco	55,770	12,586,148	3.7%
Other Securities		3,710,930	1.1%
TOTAL — FRANCE		35,239,766	10.5%
GREECE — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		188,175	0.0%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
The Link REIT	3,552,000	7,769,521	2.3%
Other Securities		1,572,094	0.5%
TOTAL — HONG KONG		9,341,615	2.8%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
DA Office Investment Corp.	311	2,124,442	0.6%
Global One Real Estate Investment Co.	148	1,824,633	0.5%
* Japan Excellent, Inc.	237	2,069,761	0.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Japan Prime Realty Investment Corp.	958	$3,978,224	1.2%
Japan Real Estate Investment Corp.	634	8,072,216	2.4%
Japan Retail Fund Investment	593	3,915,100	1.2%
MORI TRUST Sogo Reit, Inc.	190	2,049,363	0.6%
Nippon Building Fund, Inc.	745	10,777,004	3.2%
Nomura Real Estate Office Fund, Inc.	343	3,563,179	1.1%
ORIX JREIT, Inc.	324	2,342,841	0.7%
TOKYU REIT, Inc.	258	2,328,350	0.7%
Other Securities		18,469,659	5.5%
TOTAL — JAPAN		61,514,772	18.3%
NETHERLANDS — (3.9%)
COMMON STOCKS — (3.9%)
Corio NV	58,328	4,950,684	1.5%
Eurocommercial Properties NV	39,986	2,192,395	0.7%
VastNed Retail NV	23,685	2,314,947	0.7%
* Wereldhave NV	25,723	2,834,167	0.8%
Other Securities		1,702,790	0.5%
TOTAL COMMON STOCKS		13,994,983	4.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		89,053	0.0%
TOTAL — NETHERLANDS		14,084,036	4.2%
NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		3,300,057	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,310	0.0%
TOTAL — NEW ZEALAND		3,304,367	1.0%
SINGAPORE — (4.1%)
COMMON STOCKS — (4.1%)
Ascendas REIT	1,483,000	2,399,005	0.7%
# Capitacommercial Trust	1,614,000	2,522,742	0.7%
CapitaMall Trust	1,668,000	3,739,033	1.1%
Other Securities		6,132,212	1.9%
TOTAL — SINGAPORE		14,792,992	4.4%
SOUTH AFRICA — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		3,409,028	1.0%
UNITED KINGDOM — (20.3%)
COMMON STOCKS — (20.3%)
British Land Co. P.L.C.	726,590	13,719,992	4.1%
Brixton P.L.C.	446,074	2,907,725	0.9%
Derwent London P.L.C.	143,457	4,434,885	1.3%
Great Portland Estates P.L.C.	327,551	3,369,698	1.0%
Hammerson P.L.C.	421,251	8,976,424	2.7%
Land Securities Group P.L.C.	503,071	15,571,793	4.6%
Liberty International P.L.C.	564,184	13,172,492	3.9%
Segro P.L.C	333,256	3,018,760	0.9%
Shaftesbury P.L.C.	222,702	2,622,000	0.8%
Other Securities		5,327,640	1.5%
TOTAL — UNITED KINGDOM		73,121,409	21.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $3,320,000 FNMA 6.50%, 11/01/36, valued at $2,569,641) to be repurchased at $2,529,936	$2,529	$2,529,000	0.7%
SECURITIES LENDING COLLATERAL — (6.4%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,552,854 FHLMC 5.000%, 04/01/21, valued at $1,249,877) to be repurchased at $1,225,842	1,225	1,225,369	0.4%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $56,855,000 FNMA 5.000%, 04/01/18 & 5.500%, 03/01/33, valued at $22,059,606) to be repurchased at $21,635,017	21,627	21,626,673	6.4%
TOTAL SECURITIES LENDING COLLATERAL		22,852,042	6.8%
TOTAL INVESTMENTS — (100.0%) (Cost $385,578,375)		$359,882,171	106.8%

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (9.1%)
COMMON STOCKS — (9.1%)
Adelaide Brighton, Ltd.	12,540,693	$39,935,660	0.5%
# Centennial Coal Co., Ltd.	7,996,000	33,328,618	0.4%
# Crane Group, Ltd.	1,916,558	28,339,828	0.4%
# Futuris Corp., Ltd.	18,939,750	35,564,458	0.4%
# Gunns, Ltd.	10,220,890	34,440,686	0.4%
# Incitec Pivot, Ltd.	673,393	54,236,167	0.7%
Minara Resources, Ltd.	4,240,355	23,629,205	0.3%
# Onesteel, Ltd.	4,942,530	29,093,018	0.4%
Pacific Brands, Ltd.	14,228,680	39,366,144	0.5%
# Paperlinx, Ltd.	11,260,623	24,248,612	0.3%
Other Securities		522,997,697	6.3%
TOTAL COMMON STOCKS		865,180,093	10.6%
PREFERRED STOCKS — (0.0%)
Other Securities		3,208,025	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		698,566	0.0%
TOTAL — AUSTRALIA		869,086,684	10.6%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		61,154,254	0.8%
BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Tessenderlo Chemie NV	454,888	25,087,714	0.3%
Other Securities		99,561,265	1.2%
TOTAL COMMON STOCKS		124,648,979	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		136	0.0%
TOTAL — BELGIUM		124,649,115	1.5%
CANADA — (6.3%)
COMMON STOCKS — (6.3%)
IAMGOLD Corp.	3,216,873	27,698,661	0.3%
# Laurentian Bank of Canada	699,800	28,070,382	0.4%
* Saskatchewan Wheat Pool, Inc.	2,488,600	27,749,277	0.3%
* Sino-Forest Corp.	3,193,100	69,166,004	0.9%
Other Securities		447,922,605	5.4%
TOTAL COMMON STOCKS		600,606,929	7.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,256	0.0%
TOTAL — CANADA		600,619,185	7.3%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		91,065,377	1.1%
FINLAND — (2.3%)
COMMON STOCKS — (2.3%)
# Kemira Oyj	1,299,236	25,887,151	0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
OKO Bank P.L.C. Class A	1,369,204	$27,044,688	0.3%
Rautaruukki Oyj Series K	1,108,900	52,073,156	0.7%
Other Securities		114,843,551	1.4%
TOTAL COMMON STOCKS		219,848,546	2.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		901,383	0.0%
TOTAL — FINLAND		220,749,929	2.7%
FRANCE — (5.0%)
COMMON STOCKS — (5.0%)
# Havas SA	7,032,809	36,690,247	0.5%
Nexans SA	593,945	79,273,176	1.0%
# Rallye SA	413,283	29,879,726	0.4%
SCOR SE	878,372	22,782,394	0.3%
* UbiSoft Entertainment SA	359,030	31,217,543	0.4%
Other Securities		279,338,443	3.3%
TOTAL COMMON STOCKS		479,181,529	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		40,434	0.0%
TOTAL — FRANCE		479,221,963	5.9%
GERMANY — (5.1%)
COMMON STOCKS — (5.1%)
Aareal Bank AG	800,373	34,549,928	0.4%
Bilfinger Berger AG	765,357	62,276,043	0.8%
Leoni AG	499,246	26,803,397	0.3%
# Norddeutsche Affinerie AG	838,285	28,398,398	0.4%
Salzgitter AG	262,419	42,386,046	0.5%
Other Securities		289,387,991	3.5%
TOTAL COMMON STOCKS		483,801,803	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,705	0.0%
TOTAL — GERMANY		483,803,508	5.9%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		73,367,942	0.9%
HONG KONG — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		365,870,537	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,455,985	0.0%
TOTAL — HONG KONG		369,326,522	4.5%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		68,585,984	0.8%
ITALY — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		186,538,164	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		186,776	0.0%
TOTAL — ITALY		186,724,940	2.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (21.6%)
COMMON STOCKS — (21.6%)
# Nishimatsu Construction Co., Ltd.	8,152,073	$23,043,669	0.3%
Other Securities		2,033,472,913	24.8%
TOTAL — JAPAN		2,056,516,582	25.1%
MALAYSIA — (0.0%)
PREFERRED STOCKS — (0.0%)
Other Securities		5,157	0.0%
NETHERLANDS — (2.8%)
COMMON STOCKS — (2.8%)
# Hagemeyer NV	6,709,012	45,735,153	0.6%
Nutreco Holding NV	1,019,539	62,165,903	0.8%
Oce NV	2,295,691	41,616,006	0.5%
Other Securities		120,566,732	1.4%
TOTAL — NETHERLANDS		270,083,794	3.3%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		28,004,388	0.3%
NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		127,026,951	1.6%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,772,011	0.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		161,108	0.0%
TOTAL — PORTUGAL		12,933,119	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		133,863,289	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		91,301	0.0%
TOTAL — SINGAPORE		133,954,590	1.6%
SPAIN — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		110,200,752	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		160,792	0.0%
TOTAL — SPAIN		110,361,544	1.4%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		162,635,867	2.0%
SWITZERLAND — (3.9%)
COMMON STOCKS — (3.9%)
Baloise-Holding AG	316,202	30,562,427	0.4%
Forbo Holding AG	40,615	24,428,972	0.3%
PSP Swiss Property AG	588,827	30,203,570	0.4%
Other Securities		282,120,210	3.4%
TOTAL — SWITZERLAND		367,315,179	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (13.0%)
COMMON STOCKS — (13.0%)
Alfred McAlpine P.L.C.	2,301,583	$24,784,148	0.3%
Amlin P.L.C.	8,317,931	52,811,635	0.7%
Bellway P.L.C.	1,861,474	37,124,431	0.5%
Bodycote International P.L.C.	7,785,860	39,666,947	0.5%
Bovis Homes Group P.L.C.	2,085,724	27,098,401	0.3%
Brit Insurance Holdings P.L.C.	7,065,958	37,268,113	0.5%
DS Smith P.L.C.	10,466,365	45,170,853	0.6%
* easyJet P.L.C.	2,016,070	23,336,336	0.3%
# F&C Asset Management P.L.C.	5,918,863	24,565,127	0.3%
Greene King P.L.C.	2,672,103	44,955,228	0.6%
# Henderson Group P.L.C.	12,755,456	37,688,553	0.5%
Hiscox, Ltd.	7,802,632	42,827,157	0.5%
Marston's P.L.C.	5,283,435	36,463,432	0.5%
Millennium and Copthorne Hotels P.L.C.	3,008,433	28,753,605	0.4%
Trinity Mirror P.L.C.	4,342,891	30,210,625	0.4%
Other Securities		702,392,360	8.2%
TOTAL — UNITED KINGDOM		1,235,116,951	15.1%
	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.5%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $97,784,896 FHLMC 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	$100,000	100,000,000	1.2%
@Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $246,102,972 FHLMC 5.875%(r), 12/01/37 & 6.000%, 12/01/37 & FNMA, rates ranging from 5.500% to 7.220%(r), maturities ranging from 01/01/36 to 10/01/46, valued at $204,000,001) to be repurchased at $200,077,167	200,000	200,000,000	2.5%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $145,672,545 FHLMC 4.500%, 01/01/19 & 5.000%, 06/01/37, valued at $115,632,738) to be repurchased at $113,409,169	113,365	113,365,429	1.4%
@Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $554,264,163 FNMA, rates ranging from 5.000% to 6.923%(y), maturities ranging from 08/01/22 to 11/01/47, valued at $458,351,905) to be repurchased at $449,533,161	449,360	449,359,783	5.5%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $127,533,762 FHLMC 6.500%, 08/01/17 & FNMA, rates ranging from 5.500% to 7.500%, maturities ranging from 03/01/19 to 11/01/37, valued at $103,623,576) to be repurchased at $101,626,909	101,588	101,587,713	1.2%
@Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $624,846,636 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 06/01/08 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 04/01/23 to 11/01/37, valued at $417,749,038) to be repurchased at $409,714,413	409,556	409,556,392	5.0%
TOTAL SECURITIES LENDING COLLATERAL		1,373,869,317	16.8%
TOTAL INVESTMENTS — (100.0%) (Cost $7,848,736,384)		$9,506,178,842	116.2%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,389,669,123
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,464,546,630)	$3,389,669,123

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,458,727,982
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $946,450,751)	$1,458,727,982

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (11.6%)
COMMON STOCKS — (2.1%)
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	$11,477,125	0.6%
Companhia Vale do Rio Doce ADR	329,200	11,383,736	0.6%
Other Securities		18,849,387	1.1%
TOTAL COMMON STOCKS		41,710,248	2.3%
PREFERRED STOCKS — (9.5%)
Banco Bradesco SA Sponsored ADR	542,500	17,441,375	1.0%
Banco Itau Holding Financeira SA ADR	448,000	12,337,920	0.7%
Companhia Vale do Rio Doce Series A	237,528	6,909,737	0.4%
Companhia Vale do Rio Doce Sponsored ADR	488,800	14,140,984	0.8%
Gerdau SA Sponsored ADR	340,850	9,581,294	0.5%
Investimentos Itau SA	1,683,680	12,209,427	0.7%
Metalurgica Gerdau SA	197,450	7,685,648	0.4%
Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	13,766,305	0.8%
Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	7,016,868	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	220,200	11,165,382	0.6%
Other Securities		78,862,946	4.1%
TOTAL PREFERRED STOCKS		191,117,886	10.4%
TOTAL — BRAZIL		232,828,134	12.7%
CHILE — (2.4%)
COMMON STOCKS — (2.4%)
Empresas Copec SA	367,348	6,507,639	0.4%
Other Securities		40,732,456	2.2%
TOTAL COMMON STOCKS		47,240,095	2.6%
PREFERRED STOCKS — (0.0%)
Other Securities		199,006	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		962	0.0%
TOTAL — CHILE		47,440,063	2.6%
CHINA — (4.8%)
COMMON STOCKS — (4.8%)
China Mobile, Ltd. Sponsored ADR	115,000	10,540,900	0.6%
PetroChina Co., Ltd. ADR	32,600	6,250,724	0.4%
Other Securities		78,821,812	4.2%
TOTAL COMMON STOCKS		95,613,436	5.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,896	0.0%
TOTAL — CHINA		95,618,332	5.2%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	119,417	8,856,149	0.5%
Other Securities		12,371,237	0.7%
TOTAL — CZECH REPUBLIC		21,227,386	1.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
# MOL Hungarian Oil & Gas NYRT	68,349	$9,791,785	0.5%
OTP Bank NYRT	257,898	12,712,597	0.7%
Other Securities		9,458,810	0.5%
TOTAL — HUNGARY		31,963,192	1.7%
INDIA — (11.6%)
COMMON STOCKS — (11.6%)
HDFC Bank, Ltd.	137,419	5,998,963	0.3%
ICICI Bank Sponsored ADR	254,253	15,384,849	0.9%
Infosys Technologies, Ltd.	159,671	6,491,700	0.4%
Reliance Communications, Ltd.	858,243	14,629,943	0.8%
Reliance Industries, Ltd.	492,942	35,624,864	2.0%
Other Securities		155,576,174	8.4%
TOTAL COMMON STOCKS		233,706,493	12.8%
PREFERRED STOCKS — (0.0%)
Other Securities		13,065	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		455,404	0.0%
TOTAL — INDIA		234,174,962	12.8%
INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
PT Astra International Tbk	2,023,000	5,428,607	0.3%
PT Bumi Resources Tbk	11,259,500	6,822,401	0.4%
Other Securities		43,601,930	2.3%
TOTAL COMMON STOCKS		55,852,938	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		61,119	0.0%
TOTAL — INDONESIA		55,914,057	3.0%
ISRAEL — (2.7%)
COMMON STOCKS — (2.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	15,648,617	0.9%
Other Securities		39,139,298	2.1%
TOTAL — ISRAEL		54,787,915	3.0%
MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
Other Securities		94,385,750	5.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		93,540	0.0%
TOTAL — MALAYSIA		94,479,290	5.2%
MEXICO — (7.4%)
COMMON STOCKS — (7.4%)
America Movil S.A.B. de C.V. Series L ADR	347,075	21,400,645	1.2%
Cemex S.A.B. de C.V. Sponsored ADR	625,669	17,900,390	1.0%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	8,334,576	0.5%
# Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	8,992,442	0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Grupo Mexico S.A.B. de C.V. Series B	994,848	$6,968,268	0.4%
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	8,386,682	0.5%
Other Securities		77,441,505	4.1%
TOTAL — MEXICO		149,424,508	8.2%
PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		21,015,614	1.1%
POLAND — (2.9%)
COMMON STOCKS — (2.9%)
Bank Pekao SA	59,311	5,907,065	0.3%
* Polski Koncern Naftowy Orlen SA	443,752	9,404,784	0.5%
Other Securities		42,517,140	2.4%
TOTAL COMMON STOCKS		57,828,989	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		46,874	0.0%
TOTAL — POLAND		57,875,863	3.2%
SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
ABSA Group, Ltd.	342,464	6,419,005	0.4%
FirstRand, Ltd.	2,205,009	6,944,818	0.4%
Gold Fields, Ltd. Sponsored ADR	534,777	8,797,082	0.5%
Impala Platinum Holdings, Ltd.	177,269	6,156,681	0.3%
MTN Group, Ltd.	610,630	12,343,027	0.7%
Naspers, Ltd. Series N	280,208	7,411,509	0.4%
Sanlam, Ltd.	2,686,100	9,219,269	0.5%
Sasol, Ltd. Sponsored ADR	348,100	17,592,974	1.0%
Standard Bank Group, Ltd.	909,821	14,039,183	0.8%
Other Securities		131,947,357	7.1%
TOTAL COMMON STOCKS		220,870,905	12.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,961	0.0%
TOTAL — SOUTH AFRICA		220,877,866	12.1%
SOUTH KOREA — (10.8%)
COMMON STOCKS — (10.8%)
POSCO ADR	68,440	10,804,623	0.6%
Samsung Electronics Co., Ltd.	28,956	17,775,419	1.0%
* Sk Energy Co., Ltd.	35,494	7,301,865	0.4%
Other Securities		181,260,931	9.9%
TOTAL — SOUTH KOREA		217,142,838	11.9%
TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
Chi Mei Optoelectronic Corp.	4,330,028	5,851,933	0.3%
Hon Hai Precision Industry Co., Ltd.	1,025,764	6,604,478	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,171,409	7,908,933	0.5%
Other Securities		174,005,091	9.4%
TOTAL — TAIWAN		194,370,435	10.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
THAILAND — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		$39,170,913	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,953	0.0%
TOTAL — THAILAND		39,185,866	2.1%
TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
Turkiye Garanti Bankasi A.S.	738,625	6,433,290	0.4%
Other Securities		48,404,726	2.6%
TOTAL — TURKEY		54,838,016	3.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,270,000 FNMA 5.58%, 03/25/37, valued at $933,121) to be repurchased at $916,339	$916	916,000	0.1%
SECURITIES LENDING COLLATERAL — (9.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $85,586,595 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/36 to 10/01/37 & FNMA, rates ranging from 4.153%(r) to 5.792%(r), maturities ranging from 08/01/13 to 08/01/37, valued at $84,684,364) to be repurchased at $83,055,919	83,024	83,023,886	4.5%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $129,680,399 FHLMC 6.5000%, 09/01/27 & FNMA, rates ranging from 4.000% to 4.500%, maturities ranging from 05/01/19 to 05/01/22, valued at $106,232,072) to be repurchased at $104,185,406	104,145	104,145,223	5.7%
TOTAL SECURITIES LENDING COLLATERAL		187,169,109	10.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,429,906,662)		$2,011,249,446	109.9%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	322,668,236	$3,229,909,042
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,211,122,931)		$3,229,909,042

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	296,764,658	$3,098,223,030
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,982,454,179)		$3,098,223,030

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank Discount Notes 4.300%, 12/03/07	$28,500	$28,500,000
4.340%, 12/04/07	20,000	19,997,720
4.210%, 12/19/07	16,000	15,970,704
4.260%, 12/20/07	20,800	20,759,523
4.260%, 12/27/07	31,200	31,114,294
Federal Home Loan Bank Discount Notes 4.390%, 12/05/07	28,000	27,993,588
4.580%, 12/05/07	49,000	48,988,779
4.310%, 12/11/07	60,000	59,945,040
4.200%, 12/12/07	29,000	28,970,130
4.300%, 12/12/07	60,000	59,938,200
4.310%, 12/13/07	29,760	29,725,954
4.350%, 12/14/07	53,644	53,576,462
4.381%, 12/14/07	50,163	50,099,845
4.250%, 12/17/07	70,000	69,887,860
4.300%, 12/17/07	50,000	49,919,900
4.350%, 12/21/07	70,000	69,855,800
4.290%, 12/26/07	70,000	69,815,760
4.300%, 12/26/07	70,000	69,815,760
4.320%, 12/26/07	70,000	69,815,760
4.310%, 12/27/07	70,000	69,807,710
4.300%, 01/15/08	70,000	69,644,680
4.300%, 01/30/08	70,000	69,520,710
4.290%, 02/01/08	70,000	69,474,475
4.295%, 02/08/08	60,000	59,529,900
TOTAL AGENCY OBLIGATIONS		1,212,668,554
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $9,390,000 FNMA 6.50%, 11/01/36, valued at $7,265,972) to be repurchased at $7,162,649	7,160	7,160,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,219,472,231)		$1,219,828,554

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Toyota Finance Australia 4.710%, 12/20/07	4,000	$3,528,454
AUSTRIA — (5.9%)
BONDS — (5.9%)
Austria Government International Bond (f) 3.000%, 08/21/09	30,800	27,342,367
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	9,062,000	83,178,419
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	10,546,000	96,483,538
TOTAL — AUSTRIA		207,004,324
BELGIUM — (2.5%)
BONDS — (2.5%)
Belgium, Kingdom of 5.750%, 03/28/08	60,000	88,092,693
CANADA — (0.8%)
BONDS — (0.8%)
Ontario, Province of (j) 1.875%, 01/25/10	2,910,000	26,750,420
DENMARK — (0.8%)
BONDS — (0.8%)
Kommunekredit (f) 3.000%, 11/19/08	33,000	29,185,135
FRANCE — (4.4%)
BONDS — (4.4%)
Caisse D'Amortissement de la Dette Sociale SA (g) 4.625%, 12/07/07	6,000	12,334,243
5.220%, 05/29/08	7,581	6,618,168
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	16,347,204
Government of France 5.250%, 04/25/08	54,000	79,321,659
IXIS- CIB 2.750%, 06/26/08	12,100	17,509,411
Total Capital SA (f) 2.375%, 10/01/09	15,000	13,164,518
(f) 1.625%, 07/12/11	9,650	8,194,299
TOTAL — FRANCE		153,489,502
GERMANY — (9.7%)
BONDS — (9.7%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	7,094,433
(j) 1.000%, 09/20/10	2,950,000	26,506,645
Bundesrepublik Deutschland 4.125%, 07/04/08	36,200	52,961,466

	Face Amount^	Value†
	(000)
Kreditanstalt fuer Wiederaufbau 2.375%, 09/01/08	5,800	$8,366,425
(s) 3.750%, 01/28/09	15,560	2,409,306
(j) 1.750%, 03/23/10	750,000	6,876,571
(j) 1.850%, 09/20/10	7,580,000	69,889,490
Landesbank Banden-Wurttemberg 3.625%, 10/15/08	12,272	17,790,926
LB Banden-Wuerttemberg (t) 5.130%, 09/24/08	10,370	8,998,247
L-Bank Landeskreditbank Baden- Wuerttemberg Foerderbank (g) 5.000%, 12/07/07	7,000	14,390,152
3.000%, 07/04/08	40,000	57,957,779
(t) 5.000%, 08/11/08	8,000	6,947,179
Norddeutsche Landesbank Girozentrale AG (j) 0.900%, 02/08/10	6,700,000	60,288,121
TOTAL — GERMANY		340,476,740
JAPAN — (2.9%)
BONDS — (2.9%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	10,968,000	101,050,899
NETHERLANDS — (2.8%)
BONDS — (2.8%)
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,689,871
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	5,603,616
(j) 0.800%, 02/03/11	10,185,000	90,876,800
TOTAL — NETHERLANDS		99,170,287
NORWAY — (3.0%)
BONDS — (3.0%)
Eksportfinans (e) 3.500%, 04/16/08	6,096	8,875,448
(f) 2.000%, 03/17/09	17,000	14,866,005
(j) 1.800%, 06/21/10	7,298,000	67,004,527
Kommunalbanken (t) 5.010%, 05/28/08	14,500	12,665,509
TOTAL — NORWAY		103,411,489
SPAIN — (0.8%)
BONDS — (0.8%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	27,287,054
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
BONDS — (3.0%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,516,433
(j) 1.950%, 03/23/10	1,000,000	9,184,790

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Eurofima (s) 5.625%, 02/05/08	43,100	$6,749,223
European Investment Bank (j) 1.250%, 09/20/12	9,475,000	85,895,610
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,434,050
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		106,780,106
SWEDEN — (1.6%)
BONDS — (1.6%)
Kommuninvest (t) 5.200%, 04/28/08	9,500	8,309,385
(t) 5.140%, 10/30/08	6,090	5,273,889
(t) 5.050%, 02/24/09	11,650	10,009,837
4.100%, 05/11/09	156,000	24,245,519
(f) 2.250%, 12/14/09	9,260	8,114,100
Svensk Exportkredit AB (d) 5.375%, 10/15/09	6,790	1,351,727
TOTAL — SWEDEN		57,304,457
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	5,703,877
UNITED KINGDOM — (2.1%)
BONDS — (2.1%)
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	61,500	52,781,612
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	10,074	14,688,660
Nework Rail Infrastructure Finance P.L.C. 4.500%, 03/14/08	2,500	5,116,432
TOTAL — UNITED KINGDOM		72,586,704
UNITED STATES — (57.6%)
BONDS — (17.9%)
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	43,549,161
Bank of America Corp. (e) 3.625%, 03/03/08	17,600	25,669,016
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	90,000	89,784,090
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,685,622
(j) 1.450%, 11/10/11	10,283,000	92,050,040
JP Morgan & Chase Co. Floating Rate Note (r) 5.255%, 11/19/09	90,000	89,641,530
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	4,423,000	39,301,469
(j) 1.300%, 03/16/12	6,490,000	58,796,310
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	95,000	94,274,960

	Face Amount^	Value†
	(000)
Wells Fargo Bank & Co. Floating Rate Note (r) 5.380%, 09/23/09	90,000	$90,029,340
TOTAL BONDS		628,781,538
CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.5%)
American Express Credit 5.858%, 10/08/07	20,000	19,862,580
Barclays Bank 5.020%, 02/25/08	54,000	53,969,981
Paccar Financial Corp. 5.494%, 12/03/10	47,900	47,663,661
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		121,496,222
COMMERCIAL PAPER — (36.2%)
AstraZeneca P.L.C. 4.900%, 12/04/07	48,436	48,410,542
4.570%, 01/25/08	24,000	23,808,778
Caisse Centrale Desjardins Du Quebec 4.540%, 12/05/07	29,000	28,980,950
4.510%, 12/10/07	25,000	24,967,125
5.085%, 01/07/08	20,000	19,894,148
4.900%, 01/22/08	18,000	17,863,630
4.680%, 02/01/08	7,000	6,937,648
CME Group, Inc. 4.550%, 02/11/08	20,000	19,793,572
Eksportfinans 4.530%, 01/23/08	12,000	11,907,516
Electricite de France 4.900%, 12/14/07	24,000	23,955,770
4.820%, 01/08/08	38,400	38,190,252
4.950%, 01/08/08	32,000	31,825,210
4.520%, 02/27/08	4,700	4,640,857
Genentech, Inc. 4.550%, 12/04/07	16,600	16,591,275
GlaxosmithKline 4.550%, 01/18/08	7,000	6,950,665
4.580%, 01/25/08	40,000	39,681,296
4.580%, 02/28/08	50,000	49,363,750
Govco, Inc. 4.800%, 12/03/07	95,350	95,307,970
Hewlett-Packard Co. 4.550%, 01/02/08	98,000	97,559,461
ING America Insurance Holdings 5.550%, 12/04/07	38,000	37,980,027
4.650%, 02/13/08	60,675	60,031,590
KFW International Finance, Inc. 4.530%, 12/03/07	5,000	4,998,029
4.505%, 12/05/07	13,000	12,991,460
4.530%, 12/07/07	10,000	9,991,192
MetLife Funding, Inc. 4.500%, 12/03/07	65,900	65,874,022
4.500%, 12/19/07	58,600	58,451,455

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Nestle Finance France SA 4.530%, 01/17/08	43,000	$42,702,668
4.500%, 02/11/08	20,563	20,350,761
New Center Asset Trust 4.950%, 12/04/07	94,000	93,944,747
Queensland Treasury Corp. 4.640%, 12/26/07	50,000	49,827,625
Siemens Capital Corp. 4.520%, 12/12/07	18,610	18,580,620
Swedish Export Credit Corp. 4.850%, 01/10/08	27,000	26,843,235
4.500%, 01/31/08	2,000	1,982,468
4.640%, 02/27/08	65,000	64,182,066
Total Capital SA 4.510%, 12/10/07	80,000	79,894,800
USAA Capital Corp. 4.650%, 02/15/08	12,600	12,462,825
TOTAL COMMERCIAL PAPER		1,267,720,005
TOTAL — UNITED STATES		2,017,997,765
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $67,040,000 FNMA 6.00%, 02/01/27, valued at $63,721,806) to be repurchased at $62,799,227	$62,776	62,776,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,415,517,878)		$3,502,595,906

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (66.6%)
Federal Farm Credit Bank 6.450%, 10/07/09	$2,000	$2,096,684
7.160%, 05/19/10	3,000	3,241,338
4.180%, 09/22/10	7,000	7,085,337
6.700%, 11/22/10	2,000	2,168,430
6.135%, 12/13/10	4,000	4,273,808
5.750%, 01/18/11	9,000	9,539,127
6.000%, 03/07/11	9,000	9,618,039
6.740%, 04/11/11	1,000	1,093,426
4.800%, 05/24/11	3,300	3,410,969
6.300%, 06/06/11	2,800	3,037,975
4.250%, 07/11/11	13,600	13,806,992
4.350%, 11/02/11	8,000	8,133,048
4.200%, 11/07/11	6,650	6,723,988
4.300%, 11/23/11	5,500	5,579,316
6.260%, 12/02/11	2,000	2,172,306
4.950%, 12/22/11	9,000	9,344,394
5.230%, 02/14/12	12,000	12,592,188
4.500%, 03/14/12	8,500	8,680,957
4.625%, 03/16/12	7,000	7,183,155
5.000%, 06/01/12	4,295	4,472,663
4.480%, 08/24/12	12,000	12,234,708
6.280%, 11/26/12	3,000	3,297,756
4.400%, 01/03/13	11,000	11,164,604
4.150%, 05/15/13	10,000	10,019,060
5.580%, 07/03/13	23,000	24,652,918
3.880%, 07/08/13	7,000	6,910,890
4.920%, 08/26/13	4,125	4,287,129
4.710%, 10/18/13	7,000	7,199,563
4.900%, 01/16/14	5,700	5,917,170
5.300%, 02/18/14	12,000	12,714,924
5.250%, 06/05/14	14,400	15,222,067
4.375%, 06/30/14	3,915	3,943,677
8.160%, 09/30/14	3,615	4,437,629
4.700%, 12/10/14	4,000	4,094,932
4.375%, 02/17/15	14,300	14,334,520
6.030%, 03/21/16	4,700	5,199,478
5.050%, 03/08/17	10,000	10,380,880
5.625%, 08/18/17	4,000	4,331,304
5.100%, 09/03/19	9,000	9,304,794
5.320%, 09/03/19	21,300	22,441,318
5.150%, 11/15/19	11,200	11,627,067
4.670%, 05/07/20	5,600	5,561,724
5.350%, 08/07/20	6,700	7,078,704
5.250%, 03/02/21	6,100	6,396,771
Federal Home Loan Bank 5.545%, 02/17/09	2,000	2,038,482
5.950%, 03/16/09	2,550	2,615,007
5.863%, 04/22/09	9,000	9,244,521
6.730%, 06/22/09	2,500	2,611,235
6.500%, 08/14/09	3,000	3,135,174
6.500%, 11/13/09	9,000	9,465,588
3.875%, 02/12/10	3,000	3,010,950
7.375%, 02/12/10	2,080	2,238,065
7.625%, 05/14/10	3,020	3,294,222
4.125%, 08/13/10	9,000	9,093,609
6.625%, 11/15/10	1,000	1,079,292
5.875%, 02/15/11	7,000	7,427,490

	Face Amount	Value†
	(000)
4.500%, 05/13/11	$2,045	$2,092,370
6.000%, 05/13/11	10,205	10,958,711
7.200%, 06/14/11	3,000	3,335,961
5.750%, 08/15/11	12,000	12,790,416
5.375%, 08/19/11	13,500	14,216,553
5.000%, 10/13/11	25,000	26,002,475
5.625%, 11/15/11	5,000	5,311,365
5.625%, 02/15/12	6,100	6,494,023
5.750%, 05/15/12	26,300	28,187,341
4.625%, 08/15/12	15,175	15,570,825
4.500%, 11/15/12	20,000	20,404,540
5.126%, 02/28/13	5,615	5,889,085
3.875%, 06/14/13	12,600	12,451,849
5.375%, 06/14/13	52,400	55,636,381
4.500%, 09/16/13	11,000	11,192,489
6.395%, 06/03/14	5,200	5,838,373
5.250%, 06/18/14	14,000	14,799,050
6.700%, 06/25/14	12,500	14,241,800
4.500%, 11/14/14	4,000	4,048,868
4.875%, 03/11/16	8,600	8,830,695
5.375%, 09/09/16	6,000	6,366,510
5.000%, 03/12/21	5,200	5,341,393
5.000%, 12/10/21	39,500	40,294,306
5.750%, 06/10/22	19,500	21,375,705
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,675,360
6.790%, 05/23/12	37,600	41,713,628
6.000%, 03/15/13	28,100	30,587,834
4.750%, 08/01/13	12,500	12,832,750
6.250%, 12/15/17	10,000	11,297,980
TOTAL AGENCY OBLIGATIONS		865,039,998
U.S. TREASURY OBLIGATIONS — (32.9%)
U.S. Treasury Bonds 11.250%, 02/15/15	9,000	13,186,404
10.625%, 08/15/15	11,000	15,943,983
9.875%, 11/15/15	6,000	8,444,064
9.250%, 02/15/16	9,000	12,351,798
7.250%, 05/15/16	6,000	7,415,628
7.500%, 11/15/16	10,800	13,613,908
9.000%, 11/15/18	12,200	17,371,653
8.125%, 08/15/19	3,800	5,159,686
8.750%, 08/15/20	16,700	23,971,030
8.125%, 05/15/21	24,400	33,794,000
U.S. Treasury Notes 6.000%, 08/15/09	3,000	3,144,141
6.500%, 02/15/10	6,600	7,075,920
5.750%, 08/15/10	3,600	3,845,531
5.000%, 02/15/11	14,700	15,557,877
5.000%, 08/15/11	35,000	37,165,625
4.875%, 02/15/12	62,800	66,548,406
4.375%, 08/15/12	54,700	57,123,046
4.000%, 11/15/12	9,700	9,973,569
3.875%, 02/15/13	27,600	28,152,000
4.250%, 08/15/13	25,300	26,262,589
4.000%, 02/15/14	12,100	12,375,081
4.875%, 08/15/16	8,200	8,773,360
TOTAL U.S. TREASURY OBLIGATIONS		427,249,299

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $7,495,000 FNMA 6.50%, 11/01/36, valued at $5,799,623) to be repurchased at $5,717,115	$5,715	$5,715,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,242,454,392)		$1,298,004,297

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.4%)
U.S. Treasury Inflation Notes 3.375%, 01/15/12	$4,800	$6,157,650
3.000%, 07/15/12	5,900	7,423,350
1.875%, 07/15/13	18,800	22,072,660
2.000%, 01/15/14	18,700	21,876,274
2.000%, 07/15/14	19,200	22,034,235
1.625%, 01/15/15	18,700	20,598,113
1.875%, 07/15/15	17,800	19,588,909
2.000%, 01/15/16	18,350	19,912,371
2.500%, 07/15/16	19,900	22,103,921
2.375%, 01/15/17	17,100	18,833,050
2.625%, 07/15/17	17,300	18,977,021
2.375%, 01/15/25	14,100	16,626,075
2.000%, 01/15/26	11,000	11,685,633
2.375%, 01/15/27	7,100	7,883,792
TOTAL U.S. TREASURY OBLIGATIONS		235,773,054
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,070,000 FNMA 5.58%, 03/25/37, valued at $1,520,990) to be repurchased at $1,495,553	1,495	1,495,000
TOTAL INVESTMENTS — (100.0%) (Cost $224,877,919)		$237,268,054

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.3%)
ALABAMA — (0.9%)
Alabama State Docks Department of Dock (RB) (ETM) (MBIA) 6.000%, 10/01/08	$1,000	$1,022,160
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	4,000	4,083,640
Alabama Water Pollution Control Authority (RB) Series B (AMBAC) 5.000%, 08/15/08	2,160	2,185,056
Jefferson County (GO) Series A (AMBAC) 5.000%, 04/01/08	1,300	1,307,007
TOTAL ALABAMA		8,597,863
ARIZONA — (3.8%)
Arizona State Transportation Board (RB) Series A 5.250%, 07/01/08	3,000	3,033,660
City of Mesa, Arizona Municipal Bonds 3.570%, 12/05/07	3,375	3,374,966
City of Scottsdale (GO) 5.000%, 07/01/08	2,250	2,272,207
Phoenix Civic Improvement Corp. (RB) (FGIC) 5.000%, 07/01/08	1,500	1,514,385
Salt River Project Agricultural (TECP) 3.280%, 12/07/07	4,006	4,005,720
3.300%, 12/07/07	16,500	16,499,010
3.400%, 12/07/07	5,000	4,999,750
TOTAL ARIZONA		35,699,698
ARKANSAS — (0.7%)
Arkansas State (GO) 5.500%, 08/01/09	3,885	4,023,345
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,937,922
TOTAL ARKANSAS		6,961,267
CALIFORNIA — (0.8%)
San Francisco County Transportation Authority (TECP) 3.350%, 01/09/08	6,000	5,999,820
Ventura County Public Financing (TECP) 3.400%, 01/11/08	1,200	1,200,060
TOTAL CALIFORNIA		7,199,880
CONNECTICUT — (2.3%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,056,660
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,136,240
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,689,488

	Face Amount	Value†
	(000)
Connecticut State (RB) Series A 5.000%, 06/30/09	$5,000	$5,136,600
State of Connecticut Health and Education (TECP) 3.450%, 12/06/07	5,100	5,099,898
TOTAL CONNECTICUT		22,118,886
FLORIDA — (7.1%)
Florida Municipal Power Agency (TECP) 3.550%, 12/11/07	13,018	13,017,479
3.550%, 01/02/08	10,000	10,000,400
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,044,400
Florida State Board of Education (GO) Series H (FSA) 5.000%, 06/01/08	2,000	2,016,820
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,124,120
Jacksonville, Florida Electric (TECP) 3.500%, 12/05/07	4,700	4,699,906
3.500%, 12/05/07	7,500	7,499,850
Pinellas County Education Facility (TECP) 3.400%, 12/10/07	6,700	6,699,464
Sunshine State Governmental Financing Commission (TECP) 3.290%, 01/07/08	7,855	7,852,879
3.300%, 01/07/08	2,763	2,762,309
3.350%, 01/16/08	4,000	3,999,120
TOTAL FLORIDA		66,716,747
GEORGIA — (5.2%)
Burke County, Georgia Development (TECP) (AMBAC) 3.520%, 12/04/07	11,000	10,999,890
3.500%, 01/08/08	7,000	7,000,350
Georgia State (GO) Series B 6.250%, 04/01/09	2,000	2,078,240
Georgia State (GO) Series D 6.700%, 08/01/08	2,000	2,044,680
5.800%, 11/01/09	2,010	2,105,797
Municipal Electric Authority of Georgia (TECP) 3.500%, 01/08/08	13,294	13,294,665
3.550%, 01/08/08	11,000	11,001,210
TOTAL GEORGIA		48,524,832
HAWAII — (0.4%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,303,368
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	772,081

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Hawaii State (GO) Series CS (MBIA) 5.000%, 04/01/08	$2,000	$2,010,840
TOTAL HAWAII		4,086,289
ILLINOIS — (4.7%)
Central Lake County Joint Action Water Agency (GO) (AMBAC) 6.000%, 02/01/08	1,000	1,004,010
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	2,000	2,043,240
Chicago Public Building Commission Building, Chicago Transit Authority (RB) (ETM) (AMBAC) 5.000%, 03/01/08	1,000	1,004,070
Du Page, Cook & Will Counties Community College District No. 502 (GO) Series A 5.000%, 06/01/08	2,175	2,193,400
Illinois Education Facilities Authority (TECP) 3.300%, 01/09/08	8,000	7,997,600
Illinois Health Facilities Authority (TECP) 3.550%, 12/04/07	5,000	4,999,950
3.350%, 01/03/08	11,000	10,997,910
3.300%, 01/10/08	11,000	10,996,700
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,086,910
TOTAL ILLINOIS		44,323,790
INDIANA — (0.3%)
Indianapolis Local Improvement Bond Bank (RB) Series A (FSA) 6.500%, 01/01/08	1,000	1,002,190
Ivy Technical State College (RB) Series G (AMBAC) 5.000%, 07/01/08	1,000	1,009,650
Logansport Multi-Purpose School Building Corp. (RB) (FSA) 4.250%, 07/05/08	1,000	1,005,650
TOTAL INDIANA		3,017,490
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,771,227
KENTUCKY — (0.3%)
Kentucky State Turnpike Authority, Revitalization Projects (RB) (AMBAC) 5.500%, 07/01/08	3,000	3,037,530
LOUISIANA — (0.1%)
City of New Orleans (GO) (ETM) (MBIA) 5.000%, 03/01/08	1,000	1,003,930
MARYLAND — (7.8%)
Howard County, Maryland (GO) (TECP) 3.540%, 12/07/07	4,000	3,999,960

	Face Amount	Value†
	(000)
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins University 3.530%, 12/05/07	$4,625	$4,624,954
3.540%, 12/05/07	5,600	5,599,944
3.290%, 01/07/08	3,000	2,999,430
Maryland Heath & Higher Educational Facilities Authority (TECP) - Johns Hopkins Hospital 3.330%, 12/03/07	5,000	5,000,000
3.420%, 01/14/08	20,500	20,500,205
Maryland State (GO) First Series 5.000%, 07/15/08	2,000	2,021,420
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,115,750
Montgomery, Maryland (GO) 3.510%, 12/03/07	12,000	12,000,000
3.500%, 01/04/08	11,000	11,000,880
Washington Suburban Sanitation District (GO) 5.250%, 06/01/08	1,000	1,009,910
TOTAL MARYLAND		73,872,453
MASSACHUSETTS — (8.2%)
City of Boston (GO) Series A (MBIA) 5.000%, 02/01/08	1,000	1,002,560
Commonwealth of Massachusetts (GO) Series C 5.250%, 12/01/07	2,000	2,000,000
Massachusetts Health & Education Facility (TECP) 3.300%, 12/04/07	23,100	23,099,538
Massachusetts School Building Authority (TECP) 3.520%, 12/07/07	20,000	19,999,400
3.300%, 01/07/08	4,700	4,698,825
Massachusetts Water Resource Authority (TECP) 3.520%, 12/07/07	5,000	4,999,850
3.350%, 01/17/08	1,700	1,699,609
State of Massachusetts (GO) 3.320%, 01/16/08	7,800	7,797,816
3.300%, 01/18/08	12,000	11,996,040
TOTAL MASSACHUSETTS		77,293,638
MICHIGAN — (1.7%)
Detroit City School District (GO) Series B (FGIC) 4.500%, 05/01/08	1,000	1,004,870
Fraser Public School District (GO) (FGIC) 5.150%, 05/01/08	1,000	1,007,460
Michigan Municipal Bond Authority (RB) 5.250%, 10/01/08	3,000	3,048,390
Regents of The University of Michigan (TECP) 3.450%, 12/06/07	11,000	10,999,670
TOTAL MICHIGAN		16,060,390

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (3.0%)
Metropolitan Council of Minneapolis - St. Paul Metropolitan Area (GO) Series E 4.000%, 02/01/08	$1,200	$1,201,272
State of Minnesota (GO) 5.000%, 08/01/09	2,600	2,674,334
University of Minnesota (TECP) 3.340%, 12/10/07	23,975	23,972,603
TOTAL MINNESOTA		27,848,209
MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,119,120
MISSOURI — (0.3%)
Missouri State (GO) (ETM) Series A 5.000%, 08/01/08	3,000	3,033,840
NEBRASKA — (0.7%)
Omaha Public Power District (TECP) 3.500%, 12/13/07	7,000	7,000,000
NEVADA — (3.4%)
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,579,294
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,910,768
Las Vegas, Nevada Valley Water Distribution (GO) (TECP) 3.520%, 12/04/07	2,000	1,999,980
3.350%, 12/10/07	8,000	7,999,200
Las Vegas, Nevada Valley Water District 3.550%, 01/03/08	13,000	13,001,040
Nevada State (GO) (FSA) 5.375%, 10/01/08	2,100	2,135,994
TOTAL NEVADA		31,626,276
NEW JERSEY — (1.1%)
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.250%, 12/15/09	6,130	6,369,867
New Jersey Transportation Trust Fund Authority (RB) Series C (FSA) 5.375%, 12/15/07	1,000	1,000,520
Princeton University (TECP) 3.230%, 12/03/07	2,830	2,830,000
TOTAL NEW JERSEY		10,200,387
NEW YORK — (2.6%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,528,617
New York City Municipal Water (TECP) 3.500%, 12/20/07	6,000	6,000,060
3.400%, 02/13/08	4,000	4,000,320
New York Power Authority (TECP) 3.270%, 01/07/08	7,000	6,998,460

	Face Amount	Value†
	(000)
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	$3,500	$3,583,510
TOTAL NEW YORK		24,110,967
NORTH CAROLINA — (1.0%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,088,500
North Carolina State (GO) Series A 5.500%, 03/01/08	1,000	1,005,220
5.000%, 03/01/09	4,000	4,086,560
University of North Carolina (RB) Series A (AMBAC) 5.000%, 04/01/08	1,000	1,005,490
TOTAL NORTH CAROLINA		9,185,770
OHIO — (3.3%)
Franklin County (GO) 5.500%, 12/01/07	1,000	1,000,000
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,082,500
Ohio State Building Authority (RB) (FSA) 5.500%, 10/01/08	1,500	1,527,090
Ohio State University (TECP) 3.520%, 12/03/07	15,650	15,650,000
3.350%, 12/05/07	5,000	4,999,850
Ohio State Water Development Authority (RB) 5.000%, 06/01/08	2,500	2,520,900
TOTAL OHIO		30,780,340
OKLAHOMA — (0.4%)
Grand River Dam Authority (RB) (FSA) 5.750%, 06/01/08	4,000	4,047,680
OREGON — (0.9%)
Oregon State Department of Administrative Services (RB) Series B (FSA) 5.250%, 04/01/08	2,000	2,012,500
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,212,551
TOTAL OREGON		8,225,051
PENNSYLVANIA — (1.5%)
Allegheny County, Pennsylvania Sanitation Authority (RB) (MBIA) 5.000%, 12/01/07	1,000	1,000,000
City of Philadelphia, Pennsylvania Gas Works (TECP) 3.340%, 12/10/07	9,000	8,999,100
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,039,975
Pennsylvania Intergovernmental Cooperative Authority (STRB) (FGIC) 5.000%, 06/15/08	1,000	1,009,020
TOTAL PENNSYLVANIA		14,048,095

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (3.1%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	$1,500	$1,552,890
South Carolina Public Service Authority (TECP) 3.300%, 12/03/07	10,000	10,000,000
3.290%, 01/04/08	15,526	15,522,274
South Carolina State (GO) 5.000%, 04/01/09	1,900	1,942,598
TOTAL SOUTH CAROLINA		29,017,762
TENNESSEE — (5.5%)
Knox County (GO) 4.500%, 04/01/08	2,000	2,007,480
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,031,320
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,287,416
Tennessee Health & Education - Vanderbilt University (TECP) 3.350%, 12/10/07	4,000	4,000,000
3.550%, 01/02/08	19,900	19,900,796
Tennessee State School Board Authority (TECP) 3.500%, 12/05/07	3,848	3,847,923
3.530%, 12/05/07	11,372	11,371,886
3.530%, 12/05/07	4,000	3,999,960
TOTAL TENNESSEE		51,446,781
TEXAS — (19.9%)
City of Austin, Texas (TECP) 3.580%, 12/05/07	15,000	14,999,850
3.470%, 12/06/07	11,900	11,899,643
City of San Antonio, Texas Electric (TECP) 3.300%, 12/03/07	3,800	3,800,000
Dallas Waterworks & Sewer System (RB) 5.250%, 10/01/08	3,000	3,046,680
El Paso, Texas Water & Sewer (TECP) 3.570%, 01/04/08	4,000	4,000,400
Harris County, Texas (GO) (TECP) 3.500%, 12/12/07	24,000	23,998,560
3.290%, 01/07/08	2,000	1,999,460
Houston, Texas (GO) (TECP) 3.520%, 12/03/07	13,400	13,400,000
3.520%, 12/03/07	2,000	2,000,000
3.500%, 12/04/07	4,400	4,399,956
3.480%, 12/06/07	5,300	5,299,841
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) Series V (FSA) 5.250%, 05/15/08	1,000	1,008,680
North Central Health Facitilies Authority (TECP) (AMBAC) 3.420%, 01/04/08	7,000	6,999,440
San Antonio, Texas Water System (TECP) 3.520%, 12/04/07	4,150	4,149,959

	Face Amount	Value†
	(000)
Texas A&M University (RB) Series B 5.375%, 05/15/08	$1,360	$1,372,539
5.000%, 05/15/09	4,000	4,098,480
Texas A&M University Board of Regents (TECP) 3.300%, 12/04/07	9,100	9,099,818
3.500%, 12/04/07	7,800	7,799,922
Texas Municipal Power Agency (TECP) 3.550%, 12/03/07	7,000	7,000,000
3.370%, 12/05/07	7,470	7,469,776
3.580%, 01/02/08	9,180	9,180,551
Texas Public Finance Authority (TECP) 3.300%, 12/04/07	1,550	1,549,969
3.520%, 12/04/07	5,000	4,999,950
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,111,760
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,293,963
Texas Tech University Board of Regents (TECP) 3.300%, 12/05/07	3,000	2,999,910
3.530%, 12/05/07	5,300	5,299,947
Trinity River Authority (RB) Series B (FSA) 5.500%, 08/01/08	2,200	2,230,888
University of Texas Board of Regents (TECP) 3.530%, 12/05/07	12,738	12,737,873
3.320%, 12/10/07	3,895	3,894,611
TOTAL TEXAS		187,142,426
UTAH — (0.6%)
Salt Lake County Municipal Building Authority (RB) Series A 5.000%, 10/01/08	1,800	1,825,272
Utah State (GO) Series A 4.000%, 07/01/08	3,000	3,012,750
Utah State Board of Regents (RB) Series A (MBIA) 5.250%, 04/01/08	1,000	1,006,220
TOTAL UTAH		5,844,242
VIRGINIA — (2.2%)
Arlington County (GO) 4.000%, 01/15/09	4,000	4,034,120
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,554,466
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,152,500
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	4,000	4,113,720
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,823
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,587,694
TOTAL VIRGINIA		20,468,323

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WASHINGTON — (2.0%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	$2,000	$2,067,920
King County (RB) Series B (FSA) 5.250%, 01/01/08	2,000	2,002,620
King County, Washington Sewer Regents (TECP) 3.350%, 01/14/08	4,300	4,298,968
Seattle Drain & Wastewater (RB) (FGIC) 4.000%, 07/01/08	1,000	1,003,920
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,010,092
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,563,595
TOTAL WASHINGTON		18,947,115
WISCONSIN — (2.7%)
State of Wisconsin (GO) (TECP) 3.350%, 12/10/07	15,971	15,969,403
3.500%, 01/03/08	7,500	7,500,150
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,054,180
TOTAL WISCONSIN		25,523,733
TOTAL MUNICIPAL BONDS		934,902,027
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds MuniFund Portfolio	6,610,620	6,610,620
TOTAL INVESTMENTS — (100.0%) (Cost $942,688,678)		$941,512,647

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
CALIFORNIA — (98.8%)
Berkeley California University School District 4.000%, 11/28/08	$4,700	$4,738,164
California Educational Facilities Authority (TECP) 3.350%, 01/09/08	3,300	3,299,901
California State (GO) 4.000%, 02/01/08	500	500,540
4.000%, 06/30/08	980	984,528
5.750%, 10/01/08	590	601,747
4.000%, 02/01/09	1,000	1,008,290
4.000%, 02/01/09	1,275	1,285,570
5.000%, 09/01/09	1,865	1,919,327
5.000%, 03/01/10	3,000	3,107,730
5.000%, 10/01/10	2,000	2,088,620
California State (GO) (TECP) 3.250%, 12/05/07	7,000	6,999,860
3.200%, 12/07/07	500	499,975
3.400%, 12/20/07	500	499,990
3.450%, 12/20/07	500	500,010
3.330%, 01/08/08	400	399,976
California State Department of Water Resources (RB) Series A 5.500%, 05/01/08	875	882,787
5.500%, 05/01/09	1,100	1,133,704
5.500%, 05/01/10	700	735,308
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	920	945,567
California State Department of Water Resources (TECP) 3.320%, 12/06/07	1,883	1,882,962
3.160%, 12/14/07	1,146	1,145,805
3.180%, 12/14/07	351	350,944
3.310%, 12/14/07	1,100	1,099,890
California State Economic Recovery (GO) Series A 5.000%, 01/01/09	1,575	1,604,106
5.000%, 07/01/09	2,535	2,603,191
Chino Basin Regional Finance Authority (TECP) 3.300%, 01/10/08	3,300	3,299,637
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	200	202,456
City of Long Beach (TECP) 3.320%, 12/07/07	1,900	1,899,943
City of Los Angeles (TRAN) 4.500%, 06/30/08	4,400	4,431,680
Compton Community Redevelopment Agency (TAN) Services A (AMBAC) 5.000%, 08/01/09	1,700	1,749,164

	Face Amount	Value†
	(000)
Conejo Valley California Unified School District (GO) 4.625%, 08/01/08	$500	$504,435
Contra Costa Transportation Authority (TECP) 3.260%, 03/06/08	400	400,000
Contra Costa Water District (TECP) Series A 3.280%, 12/03/07	1,200	1,200,000
3.330%, 12/03/07	950	950,000
3.400%, 12/05/07	2,000	2,000,000
East Bay Municipal Utility District, Wastewater System (TECP) 3.300%, 01/03/08	1,600	1,599,856
3.260%, 01/09/08	500	499,915
3.260%, 01/10/08	2,000	1,999,660
3.250%, 01/17/08	400	399,912
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	284,267
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	519,790
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	323,466
Goleta Union School District (TRAN) 4.000%, 06/30/08	2,150	2,159,309
Imperial Irrigation District (TECP) Series A 3.700%, 02/04/08	1,350	1,350,796
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	719,747
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	528,055
Los Angeles County Metropolitan Transportation Authority (RB) Series A 6.000%, 07/01/08	600	609,192
Los Angeles County Metropolitan Transportation Authority (TECP) 3.170%, 01/04/08	3,525	3,524,048
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,344,993
Los Angeles County Public Works Financing Authority (SA) Series A (MBIA) 5.000%, 10/01/08	1,750	1,775,288
Los Angeles Department of Water & Power (TECP) 3.350%, 01/07/08	400	399,984
Los Angeles Department of Water Power (RB) Series A-1 5.000%, 07/01/08	300	303,099
5.000%, 07/01/09	2,600	2,672,358

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Los Angeles Unified School District (GO) Series C 4.500%, 07/01/08	$500	$503,530
Los Angeles Wastewater (TECP) 3.320%, 12/04/07	200	199,998
Metropolitan Water District of Southern California (RB) 4.000%, 07/01/08	1,135	1,139,960
5.750%, 07/01/09	300	311,583
Metropolitan Water District of Southern California (RB) Series A 5.500%, 07/01/08	400	405,120
Monterey Peninsula Community College District (GO) (FGIC) 3.500%, 08/01/08	250	250,475
Municipal Improvement Corp. of Los Angeles (TECP) 3.320%, 12/04/07	2,400	2,399,976
3.350%, 02/07/08	800	800,048
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	309,099
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	682,697
Pasadena Area Community College District (GO) Series B (AMBAC) 4.500%, 08/01/08	175	176,458
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	323,070
Puerto Rico Commonwealth Infrastructure Financing Authority (RB) Series 97A 5.000%, 01/01/08	3,700	3,741,551
Puerto Rico Electrical Power Authority 5.000%, 07/01/08	500	504,965
Regents of the University of California (TECP) 3.420%, 12/05/07	1,000	1,000,000
3.250%, 12/07/07	600	599,976
3.170%, 01/07/08	1,800	1,799,478
3.250%, 01/15/08	900	899,811
Riverside County Transportation Commission (TECP) 3.350%, 12/06/07	1,400	1,399,972
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,575,730
Sacramento Transportation Authority (RB) Series A 4.250%, 07/09/08	1,000	1,005,910
4.500%, 07/09/08	1,850	1,863,616
4.000%, 10/01/09	1,400	1,420,622

	Face Amount	Value†
	(000)
San Diego County Regional Transportation (TECP) 3.300%, 12/03/07	$257	$257,000
3.430%, 12/06/07	1,400	1,399,986
3.260%, 01/10/08	1,975	1,974,645
3.310%, 01/14/08	300	299,967
San Diego County Regional Transportation Commission (RB) Series A (FGIC) 4.750%, 04/01/08	300	301,458
San Diego County Water Authority (TECP) 3.320%, 12/07/07	750	749,978
3.300%, 01/03/08	500	499,955
3.250%, 01/16/08	2,650	2,649,417
San Francisco County Transportation Authority (TECP) 3.430%, 12/03/07	2,100	2,100,000
3.260%, 01/10/08	300	299,946
3.260%, 01/10/08	800	799,864
San Gabriel Valley Govenment Council of Governments (TECP) 3.320%, 12/04/07	3,250	3,249,968
San Joaquin County Transportation Authority (TECP) 3.700%, 02/11/08	800	800,536
San Jose Financing Authority (TECP) 3.360%, 01/10/08	2,170	2,169,935
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	658,800
Turlock Irrigation District (TECP) 3.400%, 01/10/08	1,000	1,000,030
Ventura County (TRAN) 4.500%, 07/01/08	2,300	2,316,031
Ventura County Public Financing (TECP) 3.350%, 12/06/07	3,000	2,999,940
3.400%, 01/11/08	800	800,040
TOTAL MUNICIPAL BONDS		127,110,683
	Shares
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	1,558,529	1,558,529
TOTAL INVESTMENTS — (100.0%) (Cost $128,458,730)		$128,669,212

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,416,190	$337,083	$7,536,618	$—
Investments at Value (including $0, $0, $0 and $45,446 of securities on loan, respectively)	—	—	—	549,317
Temporary Cash Investments at Value	—	—	—	11,865
Collateral Received from Securities on Loan at Value	—	—	—	47,536
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	109	7,135	2,629
Dividends and Interest	—	—	—	551
Securities Lending Income	—	—	—	47
Fund Shares Sold	4,254	3	17,859	923
Prepaid Expenses and Other Assets	61	23	184	19
Total Assets	3,420,505	337,218	7,561,796	612,887
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	47,536
Investment Securities/Affiliated Investment Companies Purchased	3,099	—	134	10,236
Fund Shares Redeemed	1,156	112	24,861	118
Due to Advisor	289	42	938	151
Accrued Expenses and Other Liabilities	128	14	311	41
Total Liabilities	4,672	168	26,244	58,082
NET ASSETS	$3,415,833	$337,050	$7,535,552	$554,805
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	78,323,833	30,886,326	308,274,011	34,916,948
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$43.61	$10.91	$24.44	$15.89
Investments in Affiliated Investment Companies at Cost	$2,560,576	$280,761	$6,377,693	$—
Investments at Cost	$—	$—	$—	$572,401
Temporary Cash Investments at Cost	$—	$—	$—	$11,865
Collateral Received from Securities on Loan at Cost	$—	$—	$—	$47,536
NET ASSETS CONSIST OF:
Paid-In Capital	$2,636,441	$297,606	$6,165,413	$563,263
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	16,354	4	23,690	794
Accumulated Net Realized Gain (Loss)	(92,576)	(16,882)	187,524	13,832
Net Unrealized Appreciation (Depreciation)	855,614	56,322	1,158,925	(23,084)
NET ASSETS	$3,415,833	$337,050	$7,535,552	$554,805
(1) NUMBER OF SHARES AUTHORIZED	250,000,000	200,000,000	550,000,000	150,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,805,397	$—	$—	$—
Investments at Value (including $0, $166,622, $426,523, and $156,972 of securities on loan, respectively)	—	1,178,983	2,914,481	923,778
Temporary Cash Investments at Value	—	117	13,236	6,328
Collateral Received from Securities on Loan at Value	—	172,110	440,684	163,263
Cash
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10,907	1,274	2,881	1,567
Dividends and Interest	—	2,004	4,740	1,258
Securities Lending Income	—	61	192	109
Fund Shares Sold	6,617	27,896	5,920	27,222
Prepaid Expenses and Other Assets	95	45	127	30
Total Assets	8,823,016	1,382,490	3,382,261	1,123,555
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	172,110	440,684	163,263
Investment Securities/Affiliated Investment Companies Purchased	49	—	5	3
Fund Shares Redeemed	17,475	117	1,498	257
Due to Advisor	2,244	166	484	231
Accrued Expenses and Other Liabilities	402	66	170	59
Total Liabilities	20,170	172,459	442,841	163,813
NET ASSETS	$8,802,846	$1,210,031	$2,939,420	$959,742
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	332,255,690	102,261,901	249,771,218	84,337,948
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.49	$11.83	$11.77	$11.38
Investments in Affiliated Investment Companies at Cost	$7,649,527	$—	$—	$—
Investments at Cost	$—	$1,108,511	$2,847,193	$929,633
Temporary Cash Investments at Cost	$—	$117	$13,236	$6,328
Collateral Received from Securities on Loan at Cost	$—	$172,110	$440,684	$163,263
NET ASSETS CONSIST OF:
Paid-In Capital	$7,110,758	$1,142,590	$2,887,473	$964,292
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,847	344	473	3,119
Accumulated Net Realized Gain (Loss)	527,371	(3,375)	(15,814)	(1,814)
Net Unrealized Appreciation (Depreciation)	1,155,870	70,472	67,288	(5,855)
NET ASSETS	$8,802,846	$1,210,031	$2,939,420	$959,742
(1) NUMBER OF SHARES AUTHORIZED	650,000,000	250,000,000	450,000,000	250,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$—	$3,286,085	$4,702,092	$—
Investments at Value (including $3,896, $0, $0 and $640,119 of securities on loan, respectively)	111,004	—	—	2,666,352
Temporary Cash Investments at Value	18,971	—	—	10,748
Collateral Received from Securities on Loan at Value	4,026	—	—	647,445
Cash	1	—	—	1
Receivables:
Investment Securities/Affiliated Investment Companies Sold	20	—	8,695	—
Dividends and Interest	98	—	—	1,292
From Advisor	6	—	—	—
Securities Lending Income	2	—	—	59
Fund Shares Sold	3,729	13,259	3,542	4,508
Prepaid Expenses and Other Assets	6	23	78	56
Deferred Offering Costs	31	—	—	—
Total Assets	137,894	3,299,367	4,714,407	3,330,461
LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,026	—	—	647,445
Investment Securities/Affiliated Investment Companies Purchased	18,731	11,636	36	—
Fund Shares Redeemed	8,616	1,623	12,200	10,713
Due to Advisor	—	882	1,600	676
Accrued Expenses and Other Liabilities	14	133	200	170
Total Liabilities	31,387	14,274	14,036	659,004
NET ASSETS	$106,507	$3,285,093	$4,700,371	$2,671,457
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,329,456	159,146,212	317,536,366	98,224,139
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.40	$20.64	$14.80	$27.20
Investments in Affiliated Investment Companies at Cost	$—	$2,805,047	$3,873,214	$—
Investments at Cost	$112,436	$—	$—	$2,246,454
Temporary Cash Investments at Cost	$18,971	$—	$—	$10,748
Collateral Received from Securities on Loan at Cost	$4,026	$—	$—	$647,445
NET ASSETS CONSIST OF:
Paid-In Capital	$108,076	$2,708,345	$3,630,866	$2,049,579
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	173	3,498	6,812	161
Accumulated Net Realized Gain (Loss)	(310)	92,212	233,815	201,819
Net Unrealized Appreciation (Depreciation)	(1,432)	481,038	828,878	419,898
NET ASSETS	$106,507	$3,285,093	$4,700,371	$2,671,457
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	450,000,000	650,000,000	300,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$—	$—	$5,555,749	$199,149
Investments at Value (including $190,830, $265,558, $0, and $0 of securities on loan, respectively)	2,196,206	2,313,026	—	—
Temporary Cash Investments at Value	4,560	10,377	49,926	—
Collateral Received from Securities on Loan at Value	200,533	282,355	—	—
Foreign Currencies at Value	2,681	9,056	—	—
Cash	15	14	15	—
Receivables:
Investment Securities Sold	45	972	—	—
Dividends, Interest, and Tax Reclaims	6,651	5,819	6	—
Securities Lending Income	176	279	—	—
Fund Shares Sold	23,132	24,222	2,288	72
Prepaid Expenses and Other Assets	26	84	35	6
Total Assets	2,434,025	2,646,204	5,608,019	199,227
LIABILITIES:
Payables:
Upon Return of Securities Loaned	200,533	282,355	—	—
Investment Securities/Affiliated Investment Companies Purchased	195	19,447	1,857	72
Fund Shares Redeemed	8,518	1,334	6,833	—
Due to Advisor	456	667	1,889	66
Accrued Expenses and Other Liabilities	143	214	231	9
Total Liabilities	209,845	304,017	10,810	147
NET ASSETS	$2,224,180	$2,342,187	$5,597,209	$199,080
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	81,835,706	163,171,572	269,159,686	11,883,726
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.18	$14.35	$20.80	$16.75
Investments in Affiliated Investment Companies at Cost	$—	$—	$4,102,920	$288,052
Investments at Cost	$1,467,962	$2,109,031	$—	$—
Temporary Cash Investments at Cost	$4,560	$10,377	$49,926	$—
Collateral Received from Securities on Loan at Cost	$200,533	$282,355	$—	$—
Foreign Currencies at Cost	$2,690	$9,042	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,469,034	$2,111,870	$3,821,823	$335,607
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(1,254)	1,609	6,151	894
Accumulated Net Realized Gain (Loss)	28,125	24,622	316,058	(48,535)
Net Unrealized Foreign Exchange	40	77	348	17
Net Unrealized Appreciation (Depreciation)	728,235	204,009	1,452,829	(88,903)
NET ASSETS	$2,224,180	$2,342,187	$5,597,209	$199,080
(1) NUMBER OF SHARES AUTHORIZED	250,000,000	300,000,000	550,000,000	50,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$146,354	$37,145	$170,970	$—
Investments at Value (including $0, $0, $0, and $19,180 of securities on loan, respectively)	—	—	—	334,501
Temporary Cash Investments at Value	—	—	—	2,529
Collateral Received from Securities on Loan at Value	—	—	—	22,852
Foreign Currencies at Value	—	—	—	1,750
Cash	—	—	—	15
Receivables:
Dividends, Interest, and Tax Reclaims	—	—	—	938
Securities Lending Income	—	—	—	22
Fund Shares Sold	255	56	67	1,380
Prepaid Expenses and Other Assets	10	7	8	72
Deferred Offering Costs	—	—	—	9
Total Assets	146,619	37,208	171,045	364,068
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	22,852
Investment Securities/Affiliated Companies Purchased	190	33	39	3,921
Fund Shares Redeemed	64	23	28	330
Due to Advisor	51	10	60	95
Accrued Expenses and Other Liabilities	7	3	9	30
Total Liabilities	312	69	136	27,228
NET ASSETS	$146,307	$37,139	$170,909	$336,840
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	5,092,204	1,186,755	7,447,739	36,011,951
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$28.73	$31.29	$22.95	$9.35
Investments in Affiliated Investment Companies at Cost	$121,538	$24,642	$129,381	$—
Investments at Cost	$—	$—	$—	$360,197
Temporary Cash Investments at Cost	$—	$—	$—	$2,529
Collateral Received from Securities on Loan at Cost	$—	$—	$—	$22,852
Foreign Currencies at Cost	$—	$—	$—	$1,755
NET ASSETS CONSIST OF:
Paid-In Capital	$129,679	$23,380	$122,356	$360,696
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	621	(171)	(198)	1,877
Accumulated Net Realized Gain (Loss)	(8,805)	1,427	7,110	(46)
Net Unrealized Foreign Exchange	(4)	—	52	14
Net Unrealized Appreciation (Depreciation)	24,816	12,503	41,589	(25,701)
NET ASSETS	$146,307	$37,139	$170,909	$336,840
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	70,000,000	50,000,000	150,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$—	$3,389,669	$1,458,728	$—
Investments at Value (including $1,267,291, $0, $0, and $173,268 of securities on loan, respectively)	8,132,310	—	—	1,823,164
Temporary Cash Investments at Value	—	—	—	916
Collateral Received from Securities on Loan at Value	1,373,869	—	—	187,169
Foreign Currencies at Value	15,206	—	—	668
Cash	—	—	—	14
Receivables:
Investment Securities Sold	16,371	—	—	1,204
Dividends, Interest, and Tax Reclaims	17,512	—	—	1,264
Securities Lending Income	1,384	—	—	268
Fund Shares Sold	29,548	4,463	7,096	4,922
Prepaid Expenses and Other Assets	69	23	36	14
Total Assets	9,586,269	3,394,155	1,465,860	2,019,603
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,373,869	—	—	187,169
Investment Securities/Affiliated Investment Companies Purchased	18,091	2,654	5,953	83
Fund Shares Redeemed	7,241	1,810	1,144	665
Due to Advisor	4,517	1,135	558	840
Loan Payable	1,135	—	—	—
Deferred Thailand Capital Gains Tax	—	—	—	1,182
Accrued Expenses and Other Liabilities	557	114	53	198
Total Liabilities	1,405,410	5,713	7,708	190,137
NET ASSETS	$8,180,859	$3,388,442	$1,458,152	$1,829,466
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	371,025,846	96,185,795	61,411,529	86,306,735
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.05	$35.23	$23.74	$21.20
Investments in Affiliated Investment Companies at Cost	$—	$1,464,547	$946,451	$—
Investments at Cost	$6,474,867	$—	$—	$1,241,821
Temporary Cash Investments at Cost	$—	$—	$—	$916
Collateral Received from Securities on Loan at Cost	$1,373,869	$—	$—	$187,169
Foreign Currencies at Cost	$15,132	$—	$—	$664
NET ASSETS CONSIST OF:
Paid-In Capital	$5,891,498	$1,330,424	$853,861	$1,242,428
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	33,083	10,896	2,393	(11)
Accumulated Net Realized Gain (Loss)	598,406	125,410	90,718	6,871
Deferred Thailand Capital Gains Tax	—	(3,408)	(1,179)	(1,182)
Net Unrealized Foreign Exchange	355	(2)	82	13
Net Unrealized Appreciation (Depreciation)	1,657,517	1,925,122	512,277	581,347
NET ASSETS	$8,180,859	$3,388,442	$1,458,152	$1,829,466
(1) NUMBER OF SHARES AUTHORIZED	650,000,000	300,000,000	150,000,000	250,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,229,909	$3,098,223	$—	$—
Investments at Value	—	—	1,212,668	3,439,820
Temporary Cash Investments at Value	—	—	7,160	62,776
Foreign Currencies at Value	—	—	—	703
Cash	—	—	1	13
Receivables:
Interest	—	—	1	21,059
Fund Shares Sold	4,558	5,745	825	3,263
Forward Currency Contracts	—	—	—	382
Unrealized Gain on Forward Currency Contracts	—	—	—	16,697
Prepaid Expenses and Other Assets	74	53	29	53
Total Assets	3,234,541	3,104,021	1,220,684	3,544,766
LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	3,049	1,172	—	47,900
Fund Shares Redeemed	1,509	4,573	3,805	4,281
Due to Advisor	271	256	202	723
Forward Currency Contracts	—	—	—	3,012
Unrealized Loss on Forward Currency Contracts	—	—	—	3,707
Accrued Expenses and Other Liabilities	135	122	68	224
Total Liabilities	4,964	6,123	4,075	59,847
NET ASSETS	$3,229,577	$3,097,898	$1,216,609	$3,484,919
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	316,309,716	298,152,875	116,509,757	321,409,281
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.21	$10.39	$10.44	$10.84
Investments in Affiliated Investment Companies at Cost	$3,211,123	$2,982,454	$—	$—
Investments at Cost	$—	$—	$1,212,312	$3,352,742
Temporary Cash Investments at Cost	$—	$—	$7,160	$62,776
Foreign Currencies at Cost	$—	$—	$—	$696
NET ASSETS CONSIST OF:
Paid-In Capital	$3,232,943	$2,994,271	$1,225,388	$3,381,878
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	545	206	13,185	35,427
Accumulated Net Realized Gain (Loss)	(22,697)	(12,348)	(22,320)	(32,932)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	—	13,461
Net Unrealized Appreciation (Depreciation)	18,786	115,769	356	87,085
NET ASSETS	$3,229,577	$3,097,898	$1,216,609	$3,484,919
(1) NUMBER OF SHARES AUTHORIZED	600,000,000	600,000,000	300,000,000	550,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,292,289	$235,773	$934,902	$127,111
Temporary Cash Investments at Value	5,715	1,495	6,611	1,559
Cash	1	1	—	—
Receivables:
Interest	16,704	1,845	5,608	1,037
Fund Shares Sold	508	1,405	2,532	289
Prepaid Expenses and Other Assets	17	15	25	24
Deferred Offering Costs	—	—	—	10
Total Assets	1,315,234	240,534	949,678	130,030
LIABILITIES:
Payables:
Investment Securities Purchased	—	—	—	988
Fund Shares Redeemed	191	89	1,046	40
Due to Advisor	108	29	157	10
Accrued Expenses and Other Liabilities	82	13	49	9
Total Liabilities	381	131	1,252	1,047
NET ASSETS	$1,314,853	$240,403	$948,426	$128,983
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	110,856,628	22,260,884	94,347,525	12,811,869
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.86	$10.80	$10.05	$10.07
Investments at Cost	$1,236,739	$223,383	$936,078	$126,901
Temporary Cash Investments at Cost	$5,715	$1,495	$6,611	$1,559
NET ASSETS CONSIST OF:
Paid-In Capital	$1,244,764	$226,714	$947,092	$128,378
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	14,503	1,299	2,527	399
Accumulated Net Realized Gain (Loss)	36	—	(17)	(4)
Net Unrealized Appreciation (Depreciation)	55,550	12,390	(1,176)	210
NET ASSETS	$1,314,853	$240,403	$948,426	$128,983
(1) NUMBER OF SHARES AUTHORIZED	300,000,000	150,000,000	200,000,000	100,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$—	$10,384	$107,865	$1,151
Dividends	61,012	—	—	3,501
Interest	2,667	—	—	307
Income from Securities Lending	611	—	—	252
Expenses Allocated from Affiliated Investment Company	(1,362)	—	—	—
Total Investment Income	62,928	10,384	107,865	5,211
Expenses
Investment Advisory Services Fees	—	—	—	269
Administrative Services Fees	3,049	548	11,232	865
Accounting & Transfer Agent Fees	56	18	113	49
Custodian Fees	—	—	—	14
Filing Fees	106	30	214	32
Shareholders' Reports	74	10	127	51
Directors'/Trustees' Fees & Expenses	23	1	68	3
Legal Fees	32	3	76	19
Audit Fees	11	3	21	4
Other	12	4	24	19
Total Expenses	3,363	617	11,875	1,325
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	89	—	—	—
Net Expenses	3,452	617	11,875	1,325
Net Investment Income (Loss)	59,476	9,767	95,990	3,886
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	26,075	346,023	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	3,775	3,051	(16,877)	(2,825)
Futures	714	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	164,399	(13,649)	(537,538)	(75,837)
Futures	(288)	—	—	—
Net Realized and Unrealized Gain (Loss)	168,600	15,477	(208,392)	(51,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	$228,076	$25,244	$(112,402)	$(48,108)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$120,998	$—	$—	$—
Dividends	—	15,988	36,771	10,726
Interest	—	399	1,317	570
Income from Securities Lending	—	499	1,608	736
Total Investment Income	120,998	16,886	39,696	12,032
Expenses
Investment Advisory Services Fees	—	1,662	4,471	2,203
Administrative Services Fees	28,167	—	—	—
Accounting & Transfer Agent Fees	141	127	261	100
Custodian Fees	—	43	73	51
Filing Fees	151	62	222	68
Shareholders' Reports	233	8	25	14
Directors'/Trustees' Fees & Expenses	44	3	8	2
Legal Fees	98	10	20	6
Audit Fees	28	11	24	8
Organizational and Offering Costs	—	—	—	3
Other	39	4	12	5
Total Expenses	28,901	1,930	5,116	2,460
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	28	48	69
Net Expenses	28,901	1,958	5,164	2,529
Net Investment Income (Loss)	92,097	14,928	34,532	9,503
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	875,446	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(37,370)	(3,304)	(15,734)	(1,810)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(1,754,043)	15,592	(32,306)	(41,111)
Net Realized and Unrealized Gain (Loss)	(915,967)	12,288	(48,040)	(42,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(823,870)	$27,216	$(13,508)	$(33,418)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio(a)	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$—	$44,797	$66,185	$—
Dividends	127	—	—	65,263
Interest	62	—	—	842
Income from Securities Lending	2	—	—	771
Total Investment Income	191	44,797	66,185	66,876
Expenses
Investment Advisory Services Fees	18	—	—	8,671
Administrative Services Fees	—	11,208	20,325	—
Accounting & Transfer Agent Fees	4	60	83	339
Custodian Fees	11	—	—	36
Filing Fees	3	61	127	121
Shareholders' Reports	—	78	141	106
Directors'/Trustees' Fees & Expenses	3	15	17	22
Legal Fees	—	51	54	31
Audit Fees	—	12	17	37
Organizational and Offering Costs	9	—	—	—
Other	—	21	21	28
Total Expenses	48	11,506	20,785	9,391
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(24)	—	—	—
Net Expenses	24	11,506	20,785	9,391
Net Investment Income (Loss)	167	33,291	45,400	57,485
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	216,208	436,439	—
Investment Securities	—	—	—	41,558
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Companies Shares Sold	(310)	2,061	(3,367)	181,105
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Companies Shares	(1,432)	(321,609)	(655,320)	(762,357)
Net Realized and Unrealized Gain (Loss)	(1,742)	(103,340)	(222,248)	(539,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,575)	$(70,049)	$(176,848)	$(482,209)

(a)  The Portfolio commenced operations on October 4, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	International Small Company Portfolio*	Japanese Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,923, and $207, respectively)	$—	$—	$116,289	$2,749
Interest	—	—	886	34
Income from Securities Lending	—	—	20,303	1,431
Expenses	—	—	(7,403)	(272)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	130,075	3,942
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,510, $3,297 $0, and $0, respectively)	54,192	41,557	—	—
Interest	350	797	391	—
Income from Securities Lending	2,853	3,111	—	—
Total Fund Investment Income	57,395	45,465	391	—
Fund Expenses
Investment Advisory Services Fees	4,910	5,482	—	—
Administrative Services Fees	—	—	21,375	814
Accounting & Transfer Agent Fees	241	194	85	16
Custodian Fees	281	515	—	—
Filing Fees	63	146	96	20
Shareholders' Reports	71	32	113	5
Directors'/Trustees' Fees & Expenses	16	12	49	1
Legal Fees	20	14	53	2
Audit Fees	24	17	19	3
Other	37	18	19	4
Total Expenses	5,663	6,430	21,809	865
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	5
Net Expenses	5,663	6,430	21,809	870
Net Investment Income (Loss)	51,732	39,035	108,657	3,072
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	37,442	24,982	331,045	(7,840)
Foreign Currency Transactions	174	105	1,035	(35)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	231,080	105,889	162,772	365
Translation of Foreign Currency Denominated Amounts	(44)	59	160	19
Net Realized and Unrealized Gain (Loss)	268,652	131,035	495,012	(7,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	$320,384	$170,070	$603,669	$(4,419)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $53, $0, $378 and $521, respectively)	$3,613	$1,127	$2,959	$4,873
Interest	34	3	16	210
Income from Securities Lending	614	3	491	119
Expenses Allocated from Affiliated Investment Companies	(174)	(49)	(209)	—
Total Investment Income	4,087	1,084	3,257	5,202
Expenses
Investment Advisory Services Fees	—	—	—	456
Administrative Services Fees	454	158	599	—
Accounting & Transfer Agent Fees	14	14	15	33
Custodian Fees	—	—	—	64
Filing Fees	21	15	21	29
Shareholders' Reports	4	1	4	4
Directors'/Trustees' Fees & Expenses	2	—	2	3
Legal Fees	1	—	1	1
Audit Fees	2	2	2	1
Organizational and Offering Costs	—	—	—	30
Other	2	4	3	3
Total Expenses	500	194	647	624
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	34	(9)	56	—
Net Expenses	534	185	703	624
Net Investment Income (Loss)	3,553	899	2,554	4,578
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	4,912	1,545	7,620	(3)
Foreign Currency Transactions	93	13	39	9
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	32,175	(2,123)	4,064	(25,701)
Translation of Foreign Currency Denominated Amounts	(2)	—	10	14
Net Realized and Unrealized Gain (Loss)	37,178	(565)	11,733	(25,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,731	$334	$14,287	$(21,103)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

(a)  The Portfolio commenced operations on March 1, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,474, $7,381, $2,250, and $3,240, respectively)	$197,369	$74,859	$23,439	$31,103
Interest	1,792	492	222	384
Income from Securities Lending	18,729	3,023	2,665	1,784
Expenses Allocated from Affiliated Investment Companies	—	(5,391)	(3,633)	—
Total Investment Income	217,890	72,983	22,693	33,271
Expenses
Investment Advisory Services Fees	52,077	—	—	7,247
Administrative Services Fees	—	11,536	5,248	—
Accounting & Transfer Agent Fees	903	52	29	168
Custodian Fees	1,557	—	—	1,061
Filing Fees	142	48	65	47
Shareholders' Reports	173	101	43	16
Directors'/Trustees' Fees & Expenses	73	23	16	10
Legal Fees	83	30	10	13
Audit Fees	99	10	5	21
Other	144	19	9	33
Total Expenses	55,251	11,819	5,425	8,616
Net Investment Income (Loss)	162,639	61,164	17,268	24,655
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	682,920	138,572	98,170	7,602
Foreign Currency Transactions	3,452	(116)	(319)	(348)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(197,398)	809,069	268,054	426,503
Translation of Foreign Currency Denominated Amounts	46	(26)	74	(1)
Deferred Thailand Capital Gains Tax	—	(825)	(451)	(772)
Net Realized and Unrealized Gain (Loss)	489,020	946,674	365,528	432,984
Net Increase (Decrease) in Net Assets Resulting from Operations	$651,659	$1,007,838	$382,796	$457,639

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$152,964	$74,674	$—	$—
Interest	—	—	54,069	95,585
Total Investment Income	152,964	74,674	54,069	95,585
Expenses
Investment Advisory Services Fees	—	—	2,146	7,265
Administrative Services Fees	3,019	2,761	—	—
Accounting & Transfer Agent Fees	54	49	138	344
Custodian Fees	—	—	13	285
Filing Fees	136	100	61	131
Shareholders' Reports	70	78	35	67
Directors'/Trustees' Fees & Expenses	15	13	6	24
Legal Fees	31	28	11	25
Audit Fees	7	7	13	33
Other	9	10	9	21
Total Expenses	3,341	3,046	2,432	8,195
Net Investment Income (Loss)	149,623	71,628	51,637	87,390
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(1,012)	(792)	—	(13,531)
Foreign Currency Transactions	—	—	—	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	3,935	65,338	645	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	67,297
Net Realized and Unrealized Gain (Loss)	2,923	64,546	645	55,666
Net Increase (Decrease) in Net Assets Resulting from Operations	$152,546	$136,174	$52,282	$143,056

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio(a)
Investment Income
Interest	$52,592	$4,412	$27,485	$1,633
Total Investment Income	52,592	4,412	27,485	1,633
Expenses
Investment Advisory Services Fees	1,086	92	1,666	93
Accounting & Transfer Agent Fees	139	30	112	18
Custodian Fees	12	2	12	2
Filing Fees	74	16	47	11
Shareholders' Reports	23	6	15	1
Directors'/Trustees' Fees & Expenses	12	2	3	1
Organizational and Offering Costs	—	43	—	23
Legal Fees	11	2	7	5
Audit Fees	12	1	9	1
Other	6	1	5	1
Total Expenses	1,375	195	1,876	156
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(11)	—	(16)
Net Expenses	1,375	184	1,876	140
Net Investment Income (Loss)	51,217	4,228	25,609	1,493
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	99	—	—	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	43,651	11,920	2,926	210
Net Realized and Unrealized Gain (Loss)	43,750	11,920	2,926	206
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,967	$16,148	$28,535	$1,699

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$59,476	$45,195	$9,767	$3,907	$95,990	$82,268	$3,886	$2,256
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	26,075	4,136	346,023	138,196	26,668	16,223
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	3,775	(8,405)	3,051	277	(16,877)	1,724	(2,825)	250
Futures	714	2,338	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	164,399	297,153	(13,649)	32,933	(537,538)	642,594	(75,837)	14,804
Futures	(288)	(1,669)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	228,076	334,612	25,244	41,253	(112,402)	864,782	(48,108)	33,533
Distributions From:
Net Investment Income	(55,847)	(41,748)	(11,397)	(5,651)	(88,197)	(71,162)	(3,642)	(2,666)
Net Short-Term Gains	—	—	(11,623)	—	(10,685)	(9,775)	(5,313)	(4,163)
Net Long-Term Gains	—	—	(1,991)	—	(127,166)	(1,645)	(11,902)	(10,180)
Total Distributions	(55,847)	(41,748)	(25,011)	(5,651)	(226,048)	(82,582)	(20,857)	(17,009)
Capital Share Transactions (1):
Shares Issued	906,212	832,648	93,808	105,090	2,547,717	2,237,439	500,717 *	49,909
Shares Issued in Lieu of Cash Distributions	51,856	39,758	24,050	5,584	203,411	72,993	18,152	13,833
Shares Redeemed	(583,275)	(384,587)	(128,257)	(112,603)	(1,287,212)	(728,629)	(110,437)	(37,523)
Net Increase (Decrease) from Capital Share Transactions	374,793	487,819	(10,399)	(1,929)	1,463,916	1,581,803	408,432	26,219
Total Increase (Decrease) in Net Assets	547,022	780,683	(10,166)	33,673	1,125,466	2,364,003	339,467	42,743
Net Assets
Beginning of Period	2,868,811	2,088,128	347,216	313,543	6,410,086	4,046,083	215,338	172,595
End of Period	$3,415,833	$2,868,811	$337,050	$347,216	$7,535,552	$6,410,086	$554,805	$215,338
(1) Shares Issued and Redeemed:
Shares Issued	21,005	21,866	8,538	10,401	97,946	96,122	28,579	2,870
Shares Issued in Lieu of Cash Distributions	1,222	1,066	2,263	570	8,025	3,257	1,060	876
Shares Redeemed	(13,462)	(10,136)	(11,632)	(11,186)	(50,063)	(31,524)	(6,247)	(2,182)
	8,765	12,796	(831)	(215)	55,908	67,855	23,392	1,564
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$16,354	$12,725	$4	$1,634	$23,690	$21,790	$794	$225

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Dec. 30, 2005(a) to Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$92,097	$72,762	$14,928	$5,932	$34,532	$9,455	$9,503	$2,530
Capital Gain Distributions Received from Affiliated Investment Company	875,446	658,949	—	—	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(37,370)	(4,180)	(3,304)	1,503	(15,734)	2,921	(1,810)	6,315
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(1,754,043)	697,484	15,592	52,372	(32,306)	95,057	(41,111)	35,256
Net Increase (Decrease) in Net Assets Resulting from Operations	(823,870)	1,425,015	27,216	59,807	(13,508)	107,433	(33,418)	44,101
Distributions From:
Net Investment Income	(85,546)	(58,998)	(14,899)	(5,955)	(34,490)	(9,388)	(7,650)	(1,296)
Net Short-Term Gains	(72,477)	(34,788)	(578)	(13)	(1,625)	(20)	(6,329)	—
Net Long-Term Gains	(592,599)	(507,342)	(1,040)	—	(1,516)	—	—	—
Total Distributions	(750,622)	(601,128)	(16,517)	(5,968)	(37,631)	(9,408)	(13,979)	(1,296)
Capital Share Transactions (1):
Shares Issued	2,756,160	1,772,199	609,131	487,106	2,019,061	957,339	689,895	388,675
Shares Issued in Lieu of Cash Distributions	722,554	575,437	16,079	5,909	37,027	9,288	13,800	1,293
Shares Redeemed	(1,839,654)	(1,357,479)	(78,148)	(18,175)	(281,839)	(30,420)	(99,868)	(29,461)
Net Increase (Decrease) from Capital Share Transactions	1,639,060	990,157	547,062	474,840	1,774,249	936,207	603,827	360,507
Total Increase (Decrease) in Net Assets	64,568	1,814,044	557,761	528,679	1,723,110	1,034,232	556,430	403,312
Net Assets
Beginning of Period	8,738,278	6,924,234	652,270	123,591	1,216,310	182,078	403,312	—
End of Period	$8,802,846	$8,738,278	$1,210,031	$652,270	$2,939,420	$1,216,310	$959,742	$403,312
(1) Shares Issued and Redeemed:
Shares Issued	93,005	60,848	50,720	45,767	165,360	88,583	57,308	36,777
Shares Issued in Lieu of Cash Distributions	24,691	21,722	1,371	550	3,137	852	1,170	121
Shares Redeemed	(62,068)	(46,827)	(6,544)	(1,697)	(23,138)	(2,811)	(8,342)	(2,696)
	55,628	35,743	45,547	44,620	145,359	86,624	50,136	34,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,847	$8,394	$344	$366	$473	$581	$3,119	$1,276

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio
	Oct. 4, 2007(a) to Nov. 30, 2007	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$167	$33,291	$24,118	$45,400	$28,402	$57,485	$50,355
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	216,208	170,953	436,439	409,412	—	—
Investment Securities	—	—	—	—	—	41,558	17,858
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(310)	2,061	(5,181)	(3,367)	(7,358)	181,105	75,136
Foreign Currency Transactions				—		—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	(1,432)	(321,609)	233,973	(655,320)	160,973	(762,357)	610,102
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,575)	(70,049)	423,863	(176,848)	591,429	(482,209)	753,451
Distributions From:
Net Investment Income	—	(32,047)	(18,099)	(40,532)	(20,854)	(62,692)	(79,145)
Net Short-Term Gains	—	(34,803)	(31,411)	(62,657)	(72,770)	(2,939)	—
Net Long-Term Gains	—	(134,723)	(117,599)	(324,224)	(208,506)	(70,533)	(28,912)
Total Distributions	—	(201,573)	(167,109)	(427,413)	(302,130)	(136,164)	(108,057)
Capital Share Transactions (1):
Shares Issued	120,639	727,472	724,661	1,088,866	1,028,184	1,093,839	711,130
Shares Issued in Lieu of Cash Distributions	—	197,467	164,466	415,408	289,242	133,705	105,884
Shares Redeemed	(12,557)	(665,423)	(490,352)	(1,023,645)	(732,233)	(774,740)	(462,032)
Net Increase (Decrease) from Capital Share Transactions	108,082	259,516	398,775	480,629	585,193	452,804	354,982
Total Increase (Decrease) in Net Assets	106,507	(12,106)	655,529	(123,632)	874,492	(165,569)	1,000,376
Net Assets
Beginning of Period	—	3,297,199	2,641,670	4,824,003	3,949,511	2,837,026	1,836,650
End of Period	$106,507	$3,285,093	$3,297,199	$4,700,371	$4,824,003	$2,671,457	$2,837,026
(1) Shares Issued and Redeemed:
Shares Issued	12,664	33,265	34,475	68,282	65,144	34,996	24,946
Shares Issued in Lieu of Cash Distributions	—	9,289	8,437	26,806	19,632	4,257	3,849
Shares Redeemed	(1,335)	(30,180)	(23,449)	(64,141)	(46,421)	(24,958)	(16,184)
	11,329	12,374	19,463	30,947	38,355	14,295	12,611
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$173	$3,498	$4,811	$6,812	$4,469	$161	$(209)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		International Small Company Portfolio		Japanese Small Company Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,732	$35,857	$39,035	$10,384	$108,657	$76,419	$3,072	$2,264
Net Realized Gain (Loss) on:
Investment Securities Sold	37,442	16,379	24,982	2,392	331,045	164,696	(7,840)	(2,237)
Foreign Currency Transactions	174	17	105	(150)	1,035	(124)	(35)	(10)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	231,080	286,181	105,889	96,717	162,772	653,248	365	(6,622)
Translation of Foreign Currency Denominated Amounts	(44)	147	59	21	160	329	19	30
Net Increase (Decrease) in Net Assets Resulting from Operations	320,384	338,581	170,070	109,364	603,669	894,568	(4,419)	(6,575)
Distributions From:
Net Investment Income	(51,063)	(40,654)	(38,518)	(9,763)	(114,210)	(72,041)	(2,759)	(2,258)
Net Short-Term Gains	—	—	(2,252)	—	(28,033)	(13,690)	—	—
Net Long-Term Gains	—	—	(205)	—	(129,328)	(118,813)	—	—
Total Distributions	(51,063)	(40,654)	(40,975)	(9,763)	(271,571)	(204,544)	(2,759)	(2,258)
Capital Share Transactions (1):
Shares Issued	529,554	389,496	1,460,555	641,548	1,085,538	1,415,453	102,980	58,289
Shares Issued in Lieu of Cash Distributions	47,880	37,524	39,306	9,439	258,985	194,947	2,746	2,247
Shares Redeemed	(295,814)	(177,163)	(137,846)	(20,760)	(625,483)	(479,584)	(68,425)	(52,741)
Net Increase (Decrease) from Capital Share Transactions	281,620	249,857	1,362,015	630,227	719,040	1,130,816	37,301	7,795
Total Increase (Decrease) in Net Assets	550,941	547,784	1,491,110	729,828	1,051,138	1,820,840	30,123	(1,038)
Net Assets
Beginning of Period	1,673,239	1,125,455	851,077	121,249	4,546,071	2,725,231	168,957	169,995
End of Period	$2,224,180	$1,673,239	$2,342,187	$851,077	$5,597,209	$4,546,071	$199,080	$168,957
(1) Shares Issued and Redeemed:
Shares Issued	20,502	18,097	103,681	55,322	52,082	80,962	5,861	3,085
Shares Issued in Lieu of Cash Distributions	1,862	1,796	2,819	820	13,230	11,924	157	122
Shares Redeemed	(11,428)	(8,223)	(9,741)	(1,765)	(30,074)	(27,283)	(3,939)	(2,859)
	10,936	11,670	96,759	54,377	35,238	65,603	2,079	348
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(1,254)	$(1,125)	$1,609	$860	$6,151	$11,888	$894	$489

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio		United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	March 1, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,553	$2,007	$899	$552	$2,554	$1,251	$4,578
Net Realized Gain (Loss) on:
Investment Securities Sold	4,912	(863)	1,545	1,355	7,620	2,501	(3)
Foreign Currency Transactions	93	(40)	13	10	39	—	9
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	32,175	16,555	(2,123)	7,425	4,064	22,126	(25,701)
Translation of Foreign Currency Denominated Amounts	(2)	1	—	—	10	6	14
Net Increase (Decrease) in Net Assets Resulting from Operations	40,731	17,660	334	9,342	14,287	25,884	(21,103)
Distributions From:
Net Investment Income	(3,089)	(1,662)	(1,097)	(594)	(2,638)	(1,315)	(2,361)
Net Short-Term Gains	—	—	(217)	(167)	(549)	(152)	—
Net Long-Term Gains	—	—	(1,092)	(851)	(1,842)	(5,105)	—
Total Distributions	(3,089)	(1,662)	(2,406)	(1,612)	(5,029)	(6,572)	(2,361)
Capital Share Transactions (1):
Shares Issued	58,296	23,659	11,009	4,976	94,168	23,819	375,453
Shares Issued in Lieu of Cash Distributions	3,008	1,630	2,404	1,611	4,921	6,468	2,263
Shares Redeemed	(24,176)	(8,677)	(6,010)	(3,087)	(27,699)	(11,399)	(17,412)
Net Increase (Decrease) from Capital Share Transactions	37,128	16,612	7,403	3,500	71,390	18,888	360,304
Total Increase (Decrease) in Net Assets	74,770	32,610	5,331	11,230	80,648	38,200	336,840
Net Assets
Beginning of Period	71,537	38,927	31,808	20,578	90,261	52,061	—
End of Period	$146,307	$71,537	$37,139	$31,808	$170,909	$90,261	$336,840
(1) Shares Issued and Redeemed:
Shares Issued	2,409	1,385	327	178	4,007	1,338	37,594
Shares Issued in Lieu of Cash Distributions	131	103	74	65	227	429	239
Shares Redeemed	(979)	(505)	(179)	(113)	(1,195)	(657)	(1,821)
	1,561	983	222	130	3,039	1,110	36,012
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$621	$163	$(171)	—	$(198)	$(32)	$1,877

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio		Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$162,639	$100,905	$61,164	$44,476	$17,268	$12,622	$24,655	$9,949
Net Realized Gain (Loss) on:
Investment Securities Sold	682,920	407,891	138,572	27,573	98,170	56,591	7,602	3,174
Foreign Currency Transactions	3,452	944	(116)	(570)	(319)	(457)	(348)	(915)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(197,398)	940,331	809,069	471,238	268,054	149,128	426,503	134,318
Translation of Foreign Currency Denominated Amounts	46	622	(26)	(23)	74	5	(1)	18
Deferred Thailand Capital Gains Tax	—	—	(825)	883	(451)	(387)	(772)	(380)
Net Increase (Decrease) in Net Assets Resulting from Operations	651,659	1,450,693	1,007,838	543,577	382,796	217,502	457,639	146,164
Distributions From:
Net Investment Income	(179,161)	(99,195)	(50,360)	(53,784)	(13,632)	(11,250)	(23,343)	(8,470)
Net Short-Term Gains	(22,039)	(25,926)	—	—	(5,938)	(3,016)	(1,657)	(80)
Net Long-Term Gains	(365,355)	(160,786)	(14,375)	—	(46,706)	(8,357)	(1,602)	—
Total Distributions	(566,555)	(285,907)	(64,735)	(53,784)	(66,276)	(22,623)	(26,602)	(8,550)
Capital Share Transactions (1):
Shares Issued	2,243,987	1,837,883	654,824	660,484	507,036	275,906	857,837	545,478
Shares Issued in Lieu of Cash Distributions	539,597	270,084	52,208	43,208	60,107	20,057	25,903	8,399
Shares Redeemed	(1,420,896)	(668,114)	(606,683)	(653,681)	(264,459)	(134,272)	(307,447)	(87,918)
Net Increase (Decrease) from Capital Share Transactions	1,362,688	1,439,853	100,349	50,011	302,684	161,691	576,293	465,959
Total Increase (Decrease) in Net Assets	1,447,792	2,604,639	1,043,452	539,804	619,204	356,570	1,007,330	603,573
Net Assets
Beginning of Period	6,733,067	4,128,428	2,344,990	1,805,186	838,948	482,378	822,136	218,563
End of Period	$8,180,859	$6,733,067	$3,388,442	$2,344,990	$1,458,152	$838,948	$1,829,466	$822,136
(1) Shares Issued and Redeemed:
Shares Issued	98,177	94,173	21,863	29,503	23,711	18,155	46,855	41,437
Shares Issued in Lieu of Cash Distributions	25,571	15,209	1,846	2,071	3,382	1,441	1,454	655
Shares Redeemed	(62,812)	(34,273)	(19,853)	(30,000)	(12,406)	(8,956)	(16,331)	(6,704)
	60,936	75,109	3,856	1,574	14,687	10,640	31,978	35,388
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$33,083	$14,322	$10,896	$3,623	$2,393	$935	$(11)	$1,260

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$149,623	$88,286	$71,628	$15,882	$51,637	$38,415	$87,390	$55,362
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(1,012)	(5,010)	(792)	(1,259)	—	(14,641)	(13,531)	(28,108)
Foreign Currency Transactions	—	—	—	—	—	—	(29,264)	8,867
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	3,935	19,409	65,338	81,636	645	13,579	31,164	88,329
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	67,297	(42,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	152,546	102,685	136,174	96,259	52,282	37,353	143,056	81,856
Distributions From:
Net Investment Income	(149,471)	(88,029)	(78,938)	(28,485)	(49,378)	(34,242)	(60,967)	(54,715)
Net Short-Term Gains	—	—	—	—	—	—	—	—
Net Long-Term Gains	—	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	(4,812)
Total Distributions	(149,471)	(88,029)	(78,938)	(28,485)	(49,378)	(34,242)	(60,967)	(59,527)
Capital Share Transactions (1):
Shares Issued	2,045,675	1,537,273	1,087,521	873,041	467,057	404,371	1,355,752	1,042,354
Shares Issued in Lieu of Cash Distributions	146,025	86,450	78,258	28,271	48,237	33,604	58,427	57,853
Shares Redeemed	(1,383,749)	(1,173,712)	(548,739)	(538,333)	(233,710)	(257,812)	(399,133)	(434,545)
Net Increase (Decrease) from Capital Share Transactions	807,951	450,011	617,040	362,979	281,584	180,163	1,015,046	665,662
Total Increase (Decrease) in Net Assets	811,026	464,667	674,276	430,753	284,488	183,274	1,097,135	687,991
Net Assets
Beginning of Period	2,418,551	1,953,884	2,423,622	1,992,869	932,121	748,847	2,387,784	1,699,793
End of Period	$3,229,577	$2,418,551	$3,097,898	$2,423,622	$1,216,609	$932,121	$3,484,919	$2,387,784
(1) Shares Issued and Redeemed:
Shares Issued	200,504	151,526	105,633	87,913	44,986	39,056	126,584	100,867
Shares Issued in Lieu of Cash Distributions	14,346	8,532	7,641	2,892	4,674	3,260	5,452	5,639
Shares Redeemed	(135,669)	(115,658)	(53,359)	(54,202)	(22,517)	(24,883)	(37,300)	(42,022)
	79,181	44,400	59,915	36,603	27,143	17,433	94,736	64,484
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$545	$393	$206	$7,516	$13,185	$10,926	$35,427	$43,308

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Sept. 18, 2006(a) to Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,217	$30,134	$4,228	$48	$25,609	$16,753	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	99	272	—	—	—	—	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	43,651	9,248	11,920	470	2,926	1,352	210
Net Increase (Decrease) in Net Assets Resulting from Operations	94,967	39,654	16,148	518	28,535	18,105	1,699
Distributions From:
Net Investment Income	(46,222)	(25,780)	(2,996)	—	(24,969)	(16,050)	(1,116)
Net Short-Term Gains	—	(43)	—	—	—	—	—
Net Long-Term Gains	(310)	(2,647)	—	—	—	—	—
Total Distributions	(46,532)	(28,470)	(2,996)	—	(24,969)	(16,050)	(1,116)
Capital Share Transactions (1):
Shares Issued	484,902	462,820	197,991	35,082	452,239	315,794	143,647
Shares Issued in Lieu of Cash Distributions	42,284	25,656	2,996	—	24,353	15,654	1,060
Shares Redeemed	(132,160)	(91,806)	(8,035)	(1,301)	(229,674)	(147,104)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	395,026	396,670	192,952	33,781	246,918	184,344	128,400
Total Increase (Decrease) in Net Assets	443,461	407,854	206,104	34,299	250,484	186,399	128,983
Net Assets
Beginning of Period	871,392	463,538	34,299	—	697,942	511,543	—
End of Period	$1,314,853	$871,392	$240,403	$34,299	$948,426	$697,942	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	42,833	41,320	19,382	3,495	45,158	31,649	14,330
Shares Issued in Lieu of Cash Distributions	3,751	2,296	298	—	2,434	1,571	106
Shares Redeemed	(11,629)	(8,199)	(786)	(128)	(22,928)	(14,747)	(1,624)
	34,955	35,417	18,894	3,367	24,664	18,473	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$14,503	$9,508	$1,299	$56	$2,527	$1,887	$399

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$41.24	$36.79	$34.59	$31.16	$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.80	(A)	0.71	(A)	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	2.33	4.41	2.28	3.31	3.57
Total From Investment Operations	3.13	5.12	2.88	3.92	4.04
Less Distributions
Net Investment Income	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Asset Value, End of Period	$43.61	$41.24	$36.79	$34.59	$31.16
Total Return	7.66%	14.12%	8.41%	12.68%	14.90%
Net Assets, End of Period (thousands)	$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets (D)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.85%	1.78%	1.92%	1.66%

Enhanced U.S. Large Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.95	$9.82	$9.35	$8.42	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.12	(A)	0.29	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.45	1.19	0.37	0.94	1.02
Total From Investment Operations	0.75	1.31	0.66	1.03	1.12
Less Distributions
Net Investment Income	(0.36)	(0.18)	(0.19)	(0.10)	(0.11)
Net Realized Gains	(0.43)	—	—	—	—
Total Distributions	(0.79)	(0.18)	(0.19)	(0.10)	(0.11)
Net Asset Value, End of Period	$10.91	$10.95	$9.82	$9.35	$8.42
Total Return	7.13%	13.52%	7.08%	12.28%	15.39%
Net Assets, End of Period (thousands)	$337,050	$347,216	$313,543	$221,744	$141,489
Ratio of Expenses to Average Net Assets (D)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	2.67%	1.19%	3.11%	0.95%	1.32%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Cap Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.40	$21.93	$19.37	$16.14	$13.63
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.38	(A)	0.30	0.16	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.43)	3.50	2.49	3.28	2.50
Total From Investment Operations	(0.10)	3.88	2.79	3.44	2.70
Less Distributions
Net Investment Income	(0.32)	(0.35)	(0.23)	(0.21)	(0.19)
Net Realized Gains	(0.54)	(0.06)	—	—	—
Total Distributions	(0.86)	(0.41)	(0.23)	(0.21)	(0.19)
Net Asset Value, End of Period	$24.44	$25.40	$21.93	$19.37	$16.14
Total Return	(0.49)%	17.97%	14.49%	21.48%	20.10%
Net Assets, End of Period (thousands)	$7,535,552	$6,410,086	$4,046,083	$2,630,361	$1,709,428
Ratio of Expenses to Average Net Assets (D)	0.27%	0.28%	0.30%	0.32%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery ofPreviously Waived Fees) (D)	0.27%	0.28%	0.30%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.64%	1.48%	0.89%	1.46%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

U.S. Targeted Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$18.69	$17.33	$17.09	$15.14	$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.21	(A)	0.32	0.86	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.32)	2.84	1.59	2.88	4.12
Total From Investment Operations	(1.12)	3.05	1.91	3.74	4.17
Less Distributions
Net Investment Income	(0.20)	(0.25)	(0.23)	(0.90)	(0.09)
Net Realized Gains	(1.48)	(1.44)	(1.44)	(0.89)	(1.35)
Total Distributions	(1.68)	(1.69)	(1.67)	(1.79)	(1.44)
Net Asset Value, End of Period	$15.89	$18.69	$17.33	$17.09	$15.14
Total Return	(6.59)%	19.48%	12.17%	27.36%	38.43%
Net Assets, End of Period (thousands)	$554,805	$215,338	$172,595	$159,325	$96,924
Ratio of Expenses to Average Net Assets (D)	0.41	%**	0.46%	0.47%	0.50%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery ofPreviously Waived Fees) (D)	0.41	%**	0.46%	0.47%	0.48%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.19%	1.91%	0.27%	0.41%
Portfolio Turnover Rate	9	%(C)*	N/A	N/A	N/A	N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$31.59		$28.74		$27.71		$23.26		$17.70
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.28	(A)	0.29		0.30		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.72)		5.06		2.66		5.73		7.21
Total From Investment Operations	(2.42)		5.34		2.95		6.03		7.29
Less Distributions
Net Investment Income	(0.28)		(0.23)		(0.26)		(0.38)		(0.07)
Net Realized Gains	(2.40)		(2.26)		(1.66)		(1.20)		(1.66)
Total Distributions	(2.68)		(2.49)		(1.92)		(1.58)		(1.73)
Net Asset Value, End of Period	$26.49		$31.59		$28.74		$27.71		$23.26
Total Return	(8.41)%		20.29%		11.32%		27.46%		45.92%
Net Assets, End of Period (thousands)	$8,802,846		$8,738,278		$6,924,234		$5,795,166		$4,209,747
Ratio of Expenses to Average Net Assets	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.98%		0.94%		1.04%		0.04%		0.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35	1.28	0.19
Total From Investment Operations	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.18)	(0.17)	—
Net Realized Gains	(0.03)	—	—
Total Distributions	(0.21)	(0.17)	—
Net Asset Value, End of Period	$11.83	$11.50	$10.22
Total Return	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	10%	6%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	Year Ended Nov. 30, 2007	For the Period Dec. 30, 2005(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$11.65	$10.24	$10.00	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.17	(A)	0.03	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13	1.40	0.21	(0.25)	1.73
Total From Investment Operations	0.32	1.57	0.24	(0.09)	1.86
Less Distributions
Net Investment Income	(0.17)	(0.16)	—	(0.14)	(0.07)
Net Realized Gains	(0.03)	—	—	(0.18)	—
Total Distributions	(0.20)	(0.16)	—	(0.32)	(0.07)
Net Asset Value, End of Period	$11.77	$11.65	$10.24	$11.38	$11.79
Total Return	2.78%	15.50%	2.40	%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$2,939,420	$1,216,310	$182,078	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.23%	0.26%	0.26	%(B)(E)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23%	0.26%	0.38	%(B)(E)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.55%	1.55%	1.92	%(B)(E)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	7%	5%	0	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio
	For the Period Oct. 4, 2007(a) to Nov. 30, 2007		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.00		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.62)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.60)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	—		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	—		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$9.40		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(6.00	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$106,507		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.30	%(B)(E)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.60	%(B)(E)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	2.09	%(B)(E)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	0	%(C)	N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	5%	4%	4%	1%	1%

International Core Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$12.82	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.28	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.54	2.71	0.03
Total From Investment Operations	1.89	2.99	0.07
Less Distributions
Net Investment Income	(0.32)	(0.24)	—
Net Realized Gains	(0.04)	—	—
Total Distributions	(0.36)	(0.24)	—
Net Asset Value, End of Period	$14.35	$12.82	$10.07
Total Return	14.83%	30.06%	0.70	%(C)
Net Assets, End of Period (thousands)	$2,342,187	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.41%	0.48%	0.49	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41%	0.46%	0.90	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49%	2.35%	1.89	%(B)(E)
Portfolio Turnover Rate	4%	2%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	(1.35)	(1.22)	(1.02)	—	(0.32)
Total Distributions	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio										DFA International Real Estate Securities Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		For the Period March 1, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$20.47		$15.78		$14.12		$12.60		$8.93		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.31	(A)	0.21		0.17		0.49		0.23	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	3.00		6.28		2.28		3.64		3.83		(0.76)
Total From Investment Operations	3.40		6.59		2.49		3.81		4.32		(0.53)
Less Distributions
Net Investment Income	(0.38)		(0.34)		(0.30)		(0.50)		(0.22)		(0.12)
Net Realized Gains	(0.54)		(1.56)		(0.53)		(1.79)		(0.43)		—
Total Distributions	(0.92)		(1.90)		(0.83)		(2.29)		(0.65)		(0.12)
Net Asset Value, End of Period	$22.95		$20.47		$15.78		$14.12		$12.60		$9.35
Total Return	16.99%		46.33%		18.42%		35.91%		52.10%		(5.38	)%(C)
Net Assets, End of Period (thousands)	$170,909		$90,261		$52,061		$33,839		$24,376		$336,840
Ratio of Expenses to Average Net Assets	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)	0.48	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)	0.48	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.70%		1.78%		1.77%		1.56%		2.07%		3.50	%(B)(E)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	18%	14%	13%	10%	10%

	Emerging Markets Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.40		$19.89		$15.61		$11.87	$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.64	(A)	0.48	(A)	0.58	(A)	0.27	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	9.88		5.61		4.13		3.80	3.18
Total From Investment Operations	10.52		6.09		4.71		4.07	3.34
Less Distributions
Net Investment Income	(0.53)		(0.58)		(0.43)		(0.33)	(0.12)
Net Realized Gains	(0.16)		—		—		—	—
Total Distributions	(0.69)		(0.58)		(0.43)		(0.33)	(0.12)
Net Asset Value, End of Period	$35.23		$25.40		$19.89		$15.61	$11.87
Total Return	42.08%		31.31%		30.65%		34.95%	39.13%
Net Assets, End of Period (thousands)	$3,388,442		$2,344,990		$1,805,186		$1,131,778	$594,076
Ratio of Expenses to Average Net Assets	0.60%		0.61%		0.69%		0.74%	0.78%
Ratio of Net Investment Income to Average Net Assets	2.12%		2.13%		3.28%		2.20%	1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A	N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.96		$13.37		$11.44		$8.74		$5.89
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.30	(A)	0.27	(A)	0.11		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	6.86		4.86		2.37		2.85		2.88
Total From Investment Operations	7.17		5.16		2.64		2.96		2.98
Less Distributions
Net Investment Income	(0.26)		(0.26)		(0.22)		(0.19)		(0.07)
Net Realized Gains	(1.13)		(0.31)		(0.49)		(0.07)		(0.06)
Total Distributions	(1.39)		(0.57)		(0.71)		(0.26)		(0.13)
Net Asset Value, End of Period	$23.74		$17.96		$13.37		$11.44		$8.74
Total Return	42.58%		39.95%		24.27%		34.55%		51.84%
Net Assets, End of Period (thousands)	$1,458,152		$838,948		$482,378		$190,028		$84,353
Ratio of Expenses to Average Net Assets	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Net Investment Income to Average Net Assets	1.48%		1.92%		2.21%		1.41%		1.81%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	6.10	3.54	1.51
Total From Investment Operations	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.32)	(0.22)	(0.07)
Net Realized Gains	(0.06)	—	—
Total Distributions	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$21.20	$15.13	$11.54
Total Return	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—	—	(0.12)
Total Distributions	(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.96%		3.89%		2.78%	1.40%	1.45%

	DFA Two-Year Global Fixed Income Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—	—	—
Total Distributions	(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Government Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	(0.38)	—
Tax Return of Capital	—	—	—	—	—
Total Distributions	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	0%	86%	36%	45%	149%

DFA Five-Year Global Fixed Income Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	(0.42)	(0.10)
Tax Return of Capital	—	(0.02)	—	—	—
Total Distributions	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	108%	92%	69%	90%	103%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Intermediate Government Fixed Income Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	—	(0.06)	(0.04)	(0.29)	(0.20)
Total Distributions	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	0%	3%	16%	6%	23%

	DFA Inflation-Protected Securities Portfolio
	Year Ended Nov. 30, 2007		For the Period Sept. 18, 2006(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50		0.17
Total From Investment Operations	0.95		0.19
Less Distributions
Net Investment Income	(0.34)		—
Net Realized Gains	—		—
Total Distributions	(0.34)		—
Net Asset Value, End of Period	$10.80		$10.19
Total Return	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	0%		0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	For the Period April 2, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$10.02	$9.99	$10.09	$10.13	$9.97	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.02	(0.11)	(0.04)	0.15	0.02
Total From Investment Operations	0.33	0.30	0.11	0.13	0.31	0.22
Less Distributions
Net Investment Income	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.15)
Total Distributions	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.15)
Net Asset Value, End of Period	$10.05	$10.02	$9.99	$10.09	$10.13	$10.07
Total Return	3.38%	3.01%	1.11%	1.27%	3.17%	2.23	%(C)
Net Assets, End of Period (thousands)	$948,426	$697,942	$511,543	$381,709	$213,389	$128,983
Ratio of Expenses to Average Net Assets	0.23%	0.26%	0.30%	0.30%	0.30%	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23%	0.24%	0.29%	0.33%	0.34%	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.07%	2.77%	2.22%	1.73%	1.60%	3.22	%(B)(E)
Portfolio Turnover Rate	0%	0%	2%	6%	0%	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-nine operational portfolios, of which thirty-two (the "Portfolios") are included in this report and the remaining seventeen are presented in separate reports.

Of the Portfolios, fifteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 11/30/07
U.S. Large Company Portfolio	The U.S. Large Company Series	76%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	74%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	100%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	92%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	84%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	97%

Japanese Small Company Portfolio	The Japanese Small Company Series	13%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	12%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%

Continental Small Company Portfolio	The Continental Small Company Series	8%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	96%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	100%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	94%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the five Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its prorata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective October 10, 2007, the Fund established two new classes of shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Small Cap Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of each Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class RI shares and Class R2 shares had not commenced operations as of November 30, 2007.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.
The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the year ended November 30, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio**	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the year ended November 30, 2007, the Feeder Funds' and the U.S. Targeted Value Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio**	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

**  Effective March 30, 2007, the U.S. Targeted Value Portfolio no longer invests substantially all of its assets in The U.S. Targeted Value Series. Instead, the U.S. Targeted Value Portfolio's assets are managed directly in accordance with the Portfolio's investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolio, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the U.S. Targeted Value Portfolio is identical to the advisory fee that was charged to The U.S. Targeted Value Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended November 30, 2007, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	$89	$3,587
Enhanced U.S. Large Company Portfolio (2)	0.45%	—	—
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (3)	0.23%	28	—
U.S. Core Equity 2 Portfolio (3)	0.26%	48	—
U.S. Vector Equity Portfolio (3)	0.36%	69	—
T.A. U.S. Core Equity 2 Portfolio (3)	0.30%	—	24
International Core Equity Portfolio (3)	0.49%	—	—
International Small Company Portfolio (4)	0.45%	—	—

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Japanese Small Company Portfolio (4)	0.47%	$5	$—
Asia Pacific Small Company Portfolio (4)	0.47%	34	52
United Kingdom Small Company Portfolio (4)	0.47%	—	62
Continental Small Company Portfolio (4)	0.47%	56	12
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
Emerging Markets Portfolio (1)	1.00%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	31
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	16

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement for the Emerging Markets Portfolio.

(2) The Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's total direct and indirect expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement.

(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio

Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$64

Enhanced U.S. Large Company Portfolio	7

U.S. Large Cap Value Portfolio	149

U.S. Targeted Value Portfolio	7

U.S. Small Cap Value Portfolio	202

U.S. Core Equity 1 Portfolio	19

U.S. Core Equity 2 Portfolio	43

U.S. Vector Equity Portfolio	14

T.A. U.S. Core Equity 2 Portfolio	3

U.S. Small Cap Portfolio	70

U.S. Micro Cap Portfolio	99

DFA Real Estate Securities Portfolio	58

Large Cap International Portfolio	39

International Core Equity Portfolio	30

International Small Company Portfolio	106

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	2

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	3

DFA International Real Estate Securities Portfolio	3

DFA International Small Cap Value Portfolio	159

Emerging Markets Portfolio	57

Emerging Markets Small Cap Portfolio	23

Emerging Markets Core Equity Portfolio	25

DFA One-Year Fixed Income Portfolio	60

DFA Two-Year Global Fixed Income Portfolio	55

DFA Five-Year Government Portfolio	21

DFA Five-Year Global Fixed Income Portfolio	57

DFA Intermediate Government Fixed Income Portfolio	21

DFA Inflation-Protected Securities Portfolio	2

DFA Short-Term Municipal Bond Portfolio	16

DFA California Short-Term Municipal Bond Portfolio	1

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio*	—	—	$363,352	$34,270
U.S. Core Equity 1 Portfolio	—	—	609,167	95,728
U.S. Core Equity 2 Portfolio	—	—	1,904,387	157,631
U.S. Vector Equity Portfolio	—	—	663,443	100,341
T.A. U.S. Core Equity 2 Portfolio	—	—	110,840	308
DFA Real Estate Securities Portfolio	—	—	887,489	482,196
Large Cap International Portfolio	—	—	344,619	92,878
International Core Equity Portfolio	—	—	1,393,548	69,207
DFA International Real Estate Securities Portfolio	—	—	363,581	4,646
DFA International Small Cap Value Portfolio	—	—	2,376,138	1,448,421
Emerging Markets Core Equity Portfolio	—	—	596,772	27,291
DFA Five-Year Government Portfolio	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	—	2,470,700	2,413,001
DFA Intermediate Government Fixed Income Portfolio	$404,481	$4,066	—	—
DFA Inflation-Protected Securities Portfolio	192,082	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	9,710	1,005
DFA California Short-Term Municipal Bond Portfolio	—	—	82,599	2,543

*  For the period March 30, 2007 through November 30, 2007, during which the Portfolio invested directly in securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Large Cap Value Portfolio	$25,679	$(5,893)	$(19,786)
U.S. Targeted Value Portfolio	1,651	325	(1,976)
U.S. Small Cap Value Portfolio	60,801	(6,098)	(54,703)
U.S. Core Equity 1 Portfolio	—	(51)	51
U.S. Core Equity 2 Portfolio	—	(150)	150

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Vector Equity Portfolio	—	$(10)	$10
T.A. U.S. Core Equity 2 Portfolio	$(6)	6	—
U.S. Small Cap Portfolio	12,986	(2,557)	(10,429)
U.S. Micro Cap Portfolio	26,352	(2,525)	(23,827)
DFA Real Estate Securities Portfolio	7,430	5,577	(13,007)
Large Cap International Portfolio	2,627	(815)	(1,812)
International Core Equity Portfolio	(3)	382	(379)
International Small Company Portfolio	15,432	(60)	(15,372)
Japanese Small Company Portfolio	(2,827)	102	2,725
Asia Pacific Small Company Portfolio	—	34	(34)
United Kingdom Small Company Portfolio	107	17	(124)
Continental Small Company Portfolio	628	(82)	(546)
DFA International Real Estate Securities Portfolio	392	(340)	(52)
DFA International Small Cap Value Portfolio	52,905	34,339	(87,244)
Emerging Markets Portfolio	13,489	(2,961)	(10,528)
Emerging Markets Small Cap Portfolio	8,818	(1,721)	(7,097)
Emerging Markets Core Equity Portfolio	1,777	(1,668)	(109)
DFA Five-Year Global Fixed Income Portfolio	—	(43,171)	43,171
DFA Inflation-Protected Securities Portfolio	(11)	11	—
DFA California Short-Term Municipal Bond Portfolio	(22)	22	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio
2006	$1,296	—	$1,296
2007	13,979	—	13,979
U.S. Small Cap Portfolio
2006	49,510	$117,599	167,109
2007	70,394	144,164	214,558
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975
International Small Company Portfolio
2006	90,178	123,568	213,746
2007	147,606	139,397	287,003
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
United Kingdom Small Company Portfolio
2006	799	888	1,687
2007	1,360	1,153	2,513
Continental Small Company Portfolio
2006	1,559	5,185	6,744
2007	3,386	2,271	5,657
DFA International Real Estate Securities Portfolio
2006	—	—	—
2007	2,768	—	2,768
DFA International Small Cap Value Portfolio
2006	132,360	176,381	308,741
2007	218,066	401,394	619,460
Emerging Markets Portfolio
2006	55,765	587	56,352
2007	54,872	23,352	78,224
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	27,462
2007	21,595	53,499	75,094

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Core Equity Portfolio
2006	$9,153	$83	—	$9,236
2007	26,413	1,966	—	28,379
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
DFA Five-Year Government Portfolio
2006	34,242	—	—	34,242
2007	49,378	—	—	49,378
DFA Five-Year Global Fixed Income Portfolio
2006	54,715	—	$4,812	59,527
2007	60,967	—	—	60,967
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	2,647	—	28,470
2007	46,222	310	—	46,532
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
DFA California Short-Term Municipal Bond Portfolio
2006	—	—	—	—
2007	1,116	—	—	1,116

The T.A. U.S. Core Equity 2 Portfolio commenced operations on October 4, 2007 and did not pay any distributions for the year ended November 30, 2007.

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$6,184	$19,494	$25,678
U.S. Targeted Value Portfolio	642	1,009	1,651
U.S. Small Cap Value Portfolio	10,316	50,484	60,800
U.S. Small Cap Portfolio	3,544	9,442	12,986
U.S. Micro Cap Portfolio	6,219	20,133	26,352
DFA Real Estate Securities Portfolio	—	7,430	7,430
Large Cap International Portfolio	1,718	909	2,627
International Small Company Portfolio	5,363	10,069	15,432
United Kingdom Small Company Portfolio	46	61	107
Continental Small Company Portfolio	200	428	628
DFA International Real Estate Securities Portfolio	407	—	407
DFA International Small Cap Value Portfolio	16,866	36,039	52,905
Emerging Markets Portfolio	4,513	8,976	13,489
Emerging Markets Small Cap Portfolio	2,025	6,793	8,818
Emerging Markets Core Equity Portfolio	1,413	364	1,777

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$16,418	—	$(43,516)	$(27,098)
Enhanced U.S. Large Company Portfolio	437	$17,593	—	18,030
U.S. Large Cap Value Portfolio	24,048	315,456	—	339,504
U.S. Targeted Value Portfolio	801	14,001	—	14,802
U.S. Small Cap Value Portfolio	9,049	747,955	—	757,004
U.S. Core Equity 1 Portfolio	365	—	(3,266)	(2,901)
U.S. Core Equity 2 Portfolio	518	—	(15,562)	(15,044)
U.S. Vector Equity Portfolio	3,134	—	(1,759)	1,375
T.A. U.S. Core Equity 2 Portfolio	176	—	(310)	(134)
U.S. Small Cap Portfolio	5,401	173,651	—	179,052
U.S. Micro Cap Portfolio	15,440	350,692	—	366,132
DFA Real Estate Securities Portfolio	6,039	197,632	—	203,671
Large Cap International Portfolio	1,808	28,914	—	30,722
International Core Equity Portfolio	9,660	17,053	—	26,713
International Small Company Portfolio	59,881	279,890	—	339,771
Japanese Small Company Portfolio	1,167	—	(45,815)	(44,648)
Asia Pacific Small Company Portfolio	1,464	—	(8,758)	(7,294)
United Kingdom Small Company Portfolio	346	1,310	—	1,656
Continental Small Company Portfolio	347	6,764	—	7,111
DFA International Real Estate Securities Portfolio	9,175	—	(46)	9,129
DFA International Small Cap Value Portfolio	127,551	533,420	—	660,971
Emerging Markets Portfolio	11,723	126,583	—	138,306
Emerging Markets Small Cap Portfolio	9,706	83,686	—	93,392
Emerging Markets Core Equity Portfolio	1,863	5,265	—	7,128
DFA One-Year Fixed Income Portfolio	605	—	(12,609)	(12,004)
DFA Two-Year Global Fixed Income Portfolio	284	296	—	580
DFA Five-Year Government Portfolio	13,206	—	(22,270)	(9,064)
DFA Five-Year Global Fixed Income Portfolio	48,470	—	(32,933)	15,537
DFA Intermediate Government Fixed Income Portfolio	14,525	35	—	14,560
DFA Inflation-Protected Securities Portfolio	1,298	—	—	1,298
DFA Short-Term Municipal Bond Portfolio	2,544	—	(17)	2,527
DFA California Short-Term Municipal Bond Portfolio	—	—	(4)	(4)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2008	2009	2010	2011	2012	2013	2014	2015	Total
U.S. Large Company Portfolio	—	—	—	$28,579	—	$5,485	$8,867	$585	$43,516
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	—	3,266	3,266
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	15,562	15,562
U.S. Vector Equity Portfolio	—	—	—	—	—	—	—	1,759	1,759
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	310	310
Japanese Small Company Portfolio	$632	$3,508	$4,453	19,912	$3,801	3,055	2,451	8,003	45,815
Asia Pacific Small Company Portfolio	—	—	—	5,837	1,150	907	864	—	8,758
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	46	46
DFA One-Year Fixed Income Portfolio	—	—	—	—	1,119	4,660	—	6,830	12,609
DFA Five-Year Government Portfolio	—	—	—	—	884	6,795	14,591	—	22,270
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	4,667	12,384	15,882	—	32,933
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	17	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	—	4	4

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$6,873
Asia Pacific Small Company Portfolio	4,971
DFA Two-Year Global Fixed Income Portfolio	216
DFA Five-Year Global Fixed Income Portfolio	375

For the year ended November 30, 2007, the Japanese Small Company Portfolio had capital loss carryforward expirations of $2,827 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) and/or realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,274	$4,205
International Core Equity Portfolio	448	274
International Small Company Portfolio	17,298	8,939
Japanese Small Company Portfolio	269	511
Asia Pacific Small Company Portfolio	782	384
United Kingdom Small Company Portfolio	394	61
Continental Small Company Portfolio	196	610
DFA International Real Estate Securities Portfolio	7,291	42
DFA International Small Cap Value Portfolio	28,901	53,595
Emerging Markets Portfolio	1,146	1,577
Emerging Markets Small Cap Portfolio	255	243

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,611,014	$922,883	$(117,707)	$805,176
Enhanced U.S. Large Company Portfolio	315,661	56,322	(34,900)	21,422
U.S. Large Cap Value Portfolio	6,505,833	1,158,924	(128,139)	1,030,785
U.S. Targeted Value Portfolio	631,971	52,067	(75,319)	(23,253)
U.S. Small Cap Value Portfolio	7,870,111	1,155,870	(220,584)	935,286
U.S. Core Equity 1 Portfolio	1,280,847	150,378	(80,015)	70,363
U.S. Core Equity 2 Portfolio	3,301,364	310,222	(243,185)	67,037
U.S. Vector Equity Portfolio	1,099,280	90,889	(96,800)	(5,911)
T.A. U.S. Core Equity 2 Portfolio	135,433	2,029	(3,461)	(1,432)
U.S. Small Cap Portfolio	2,888,318	481,038	(83,271)	397,767
U.S. Micro Cap Portfolio	3,998,620	990,529	(287,057)	703,472
DFA Real Estate Securities Portfolio	2,906,281	495,350	(77,086)	418,264
Large Cap International Portfolio	1,677,118	775,685	(51,504)	724,181
International Core Equity Portfolio	2,402,213	310,593	(107,048)	203,545
International Small Company Portfolio	4,170,302	1,714,906	(279,533)	1,435,373
Japanese Small Company Portfolio	291,042	59,683	(151,531)	(91,893)
Asia Pacific Small Company Portfolio	122,425	85,062	(61,140)	23,929
United Kingdom Small Company Portfolio	25,042	31,359	(19,256)	12,103
Continental Small Company Portfolio	129,576	100,118	(58,724)	41,394
DFA International Real Estate Securities Portfolio	392,870	6,523	(39,511)	(32,988)
DFA International Small Cap Value Portfolio	7,878,059	2,260,204	(632,084)	1,628,120
Emerging Markets Portfolio	1,466,489	1,964,831	(41,651)	1,923,180
Emerging Markets Small Cap Portfolio	946,709	540,213	(28,194)	512,019
Emerging Markets Core Equity Portfolio	1,430,128	609,734	(28,613)	581,121
DFA One-Year Fixed Income Portfolio	3,221,211	18,786	(10,088)	8,698
DFA Two-Year Global Fixed Income Portfolio	2,995,121	115,768	(12,666)	103,102
DFA Five-Year Government Portfolio	1,219,522	366	(60)	306
DFA Five-Year Global Fixed Income Portfolio	3,415,518	103,128	(16,050)	87,078
DFA Intermediate Government Fixed Income Portfolio	1,242,454	55,550	—	55,550
DFA Inflation-Protected Securities Portfolio	224,878	14,541	(2,151)	12,390
DFA Short-Term Municipal Bond Portfolio	942,689	294	(1,470)	(1,176)
DFA California Short-Term Municipal Bond Portfolio	128,459	216	(5)	211

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Forward Currency Contracts: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2007, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Nov. 30, 2007	Unrealized Foreign Exchange Gain (Loss)
12/14/07	71,239	Australian Dollar	$65,773	$62,880	$2,893
12/14/07	6,986	Denmark Krone	1,376	1,371	5
12/14/07	94,909	Euro	139,474	138,893	581
12/14/07	37,028,141	Japanese Yen	330,495	333,844	(3,349)
12/14/07	16,188	Pound Sterling	34,120	33,267	853
12/14/07	303,356	Swedish Krona	48,148	47,489	659
12/14/07	215,969	Swiss Franc	192,126	190,916	1,210
12/18/07	129,702	Euro	189,471	189,829	(358)
12/18/07	36,468,811	Japanese Yen	331,861	328,971	2,890
12/28/07	36,119	Euro	53,611	52,875	736
12/28/07	36,503,932	Japanese Yen	336,584	329,714	6,870
			$1,723,039	$1,710,049	$12,990

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	6.27%	$2,988	20	$10	$13,732
U.S. Core Equity 1 Portfolio	5.63%	4,079	1	1	4,079
DFA Real Estate Securities Portfolio	6.00%	2,947	12	6	6,888

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	5.31%	$4,813	10	$7	$9,010
DFA International Small Cap Value Portfolio	5.78%	10,299	18	30	30,086
International Small Company Portfolio	5.98%	3,299	8	4	5,243
Emerging Markets Core Equity Portfolio	5.30%	1,892	24	7	4,602

At November 30, 2007, the DFA International Small Cap Value Portfolio had a loan outstanding in the amount of $1,135 (in thousands).

I.  Securities Lending:

As of November 30, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

L.  Other:

At November 30, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio	2	68%
Enhanced U.S. Large Company Portfolio	3	79%
U.S. Large Cap Value Portfolio	3	70%
U.S. Targeted Value Portfolio	2	24%
U.S. Small Cap Value Portfolio	1	36%
U.S. Core Equity 1 Portfolio	2	60%
U.S. Core Equity 2 Portfolio	4	76%
U.S. Vector Equity Portfolio	4	87%
T.A. U.S. Core Equity 2 Portfolio	2	84%
U.S. Small Cap Portfolio	1	24%
U.S. Micro Cap Portfolio	2	54%
DFA Real Estate Securities Portfolio	2	70%
Large Cap International Portfolio	2	67%
International Core Equity Portfolio	3	58%
International Small Company Portfolio	2	51%
Japanese Small Company Portfolio	3	57%
Asia Pacific Small Company Portfolio	3	80%
United Kingdom Small Company Portfolio	2	76%
Continental Small Company Portfolio	2	55%
DFA International Real Estate Securities Portfolio	2	80%
DFA International Small Cap Value Portfolio	2	48%
Emerging Markets Portfolio	1	38%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets Small Cap Portfolio	2	45%
Emerging Markets Core Equity Portfolio	2	62%
DFA One-Year Fixed Income Portfolio	3	79%
DFA Two-Year Global Fixed Income Portfolio	2	80%
DFA Five-Year Government Portfolio	3	74%
DFA Five-Year Global Fixed Income Portfolio	3	70%
DFA Intermediate Government Fixed Income Portfolio	2	82%
DFA Inflation-Protected Securities Portfolio	1	82%
DFA Short-Term Municipal Bond Portfolio	3	83%
DFA California Short-Term Municipal Bond Portfolio	4	89%

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio and TA U.S. Core Equity 2 Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

DIMENSIONAL INVESTMENT GROUP INC.
PERFORMANCE CHART

DFA International Value Portfolio Institutional Class vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000
DFA International Value Portfolio Institutional Class
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$34,659
$23,680

Average Annual Total Return	One Year	Five Years	Ten Years
	17.09%	26.81%	13.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DIMENSIONAL INVESTMENT GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review   Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were enhanced by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	34.21%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

International Value Portfolio

The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held approximately 600 stocks in 22 developed-country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends), 12.30% for the MSCI EAFE Value Index, and 17.09% for the International Value Portfolio. Relative to the MSCI EAFE Index (net dividends), the underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and Index. Results for the MSCI EAFE Index are not diminished by management and administrative expenses associated with running a live portfolio.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$987.90	0.44%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.88	0.44%	$2.22

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (256,168,134 Shares) at Value†	$6,263,311
Affiliated Investment Company Shares Sold	8,137
Receivable for Fund Shares Sold	4,837
Prepaid Expenses and Other Assets	46
Total Assets	6,276,331
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	51
Fund Shares Redeemed	12,923
Due to Advisor	1,044
Accrued Expenses and Other Liabilities	244
Total Liabilities	14,262
NET ASSETS	$6,262,069
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	245,453,006
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.51
Investment at Cost	$4,323,122
NET ASSETS CONSIST OF:
Paid-In Capital	$4,243,203
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	20,513
Accumulated Net Realized Gain (Loss)	58,164
Net Unrealized Appreciation (Depreciation)	1,940,189
NET ASSETS	$6,262,069
(1) NUMBER OF SHARES AUTHORIZED	350,000,000

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$172,644
Expenses
Administrative Services Fees	11,144
Accounting & Transfer Agent Fees	88
Filing Fees	131
Shareholders' Reports	101
Directors'/Trustees' Fees & Expenses	49
Legal Fees	113
Audit Fees	15
Other	18
Total Expenses	11,659
Net Investment Income (Loss)	160,985
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	120,165
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(11,416)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	529,397
Net Realized and Unrealized Gain (Loss)	638,146
Net Increase (Decrease) in Net Assets Resulting from Operations	$799,131

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$160,985	$112,132
Capital Gain Distributions Received from Affiliated Investment Company	120,165	73,938
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(11,416)	(4,741)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	529,397	835,662
Net Increase (Decrease) in Net Assets Resulting from Operations	799,131	1,016,991
Distributions From:
Net Investment Income	(140,110)	(110,180)
Net Short-Term Gains	(9,341)	(6,639)
Net Long-Term Gains	(65,358)	(43,737)
Total Distributions	(214,809)	(160,556)
Capital Share Transactions (1):
Shares Issued	2,157,333	1,498,950
Shares Issued in Lieu of Cash Distributions	192,509	141,308
Shares Redeemed	(1,128,154)	(559,091)
Net Increase (Decrease) from Capital Share Transactions	1,221,688	1,081,167
Total Increase (Decrease) in Net Assets	1,806,010	1,937,602
Net Assets
Beginning of Period	4,456,059	2,518,457
End of Period	$6,262,069	$4,456,059

(1) Shares Issued and Redeemed:
Shares Issued	86,715	73,946
Shares Issued in Lieu of Cash Distributions	7,988	7,484
Shares Redeemed	(45,424)	(27,813)
	49,279	53,617
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$20,513	$6,029

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) (Realized and Unrealized)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2007, the Portfolio owned 65% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R1 Shares and Class R2 shares had not commenced operations as of November 30, 2007.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $110 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$10,950	$(6,391)	$(4,559)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Net Long-Term Capital Gains	Total
$6,625	$4,325	$10,950

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$20,631	$106,309	$126,940

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,371,276	$1,940,188	$(48,153)	$1,892,035

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

H.  Other:

At November 30, 2007, two shareholders held approximately 47% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA International Value Portfolio and
Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Large Company Series vs. S&P 500 Index
November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
$18,188
$18,140
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.77%	11.63%	6.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The Enhanced U.S. Large Company Series vs. S&P 500 Index

November 30, 1997-November 30, 2007

Growth of $10,000
The Enhanced U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
$18,188
$18,179
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.37%	11.27%	6.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The U.S. Large Cap Value Series vs. Russell 1000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Large Cap Value Series
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
$24,202
$21,785
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.32%	14.61%	9.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Small Cap Value Series vs. Russell 2000 Value Index
November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Small Cap Value Series
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$31,050
$24,821

Average Annual Total Return	One Year	Five Years	Ten Years
	-8.11%	18.29%	12.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Small Cap Series vs. Russell 2000 Index

November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Small Cap Series
Russell 2000 Index
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$24,541
$20,177

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.86%	15.56%	9.39%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Micro Cap Series vs. Russell 2000 Index
November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Micro Cap Series
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$28,011
$20,177

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.24%	16.71%	10.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The DFA International Value Series vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000
The DFA International Value Series
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$35,429
$23,680

Average Annual Total Return	One Year	Five Years	Ten Years
	17.32%	27.08%	13.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Japanese Small Company Series vs.
MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
The Japanese Small Company Series
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$21,073
$17,631
$16,600

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.16%	19.96%	7.74%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Asia Pacific Small Company Series vs.
MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
The Asia Pacific Small Company Series
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$50,139
$49,046
$31,311

Average Annual Total Return	One Year	Five Years	Ten Years
	47.23%	35.55%	17.49%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The United Kingdom Small Company Series vs.
MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
The United Kingdom Small Company Series
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$31,715
$30,590
$23,616

Average Annual Total Return	One Year	Five Years	Ten Years
	2.42%	25.72%	12.23%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Continental Small Company Series vs.
MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000

The Continental Small Company Series
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$48,059
$40,780
$31,272

Average Annual Total Return	One Year	Five Years	Ten Years
	17.49%	33.83%	17.00%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.)
April 2, 2007-November 30, 2007

Growth of $10,000
The Canadian Small Company Series
MSCI Canada Small Cap Index (net div.)
$20,000
$10,000
$0
04/07
11/07
$11,020
$10,809

Total Return	From 4/2/2007
	10.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Emerging Markets Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
November 30, 1997-November 30, 2007

Growth of $10,000
The Emerging Markets Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$48,279
$45,440
$39,634
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	42.62%	36.10%	16.34%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Emerging Markets Small Cap Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
November 30, 1997-November 30, 2007

Growth of $10,000
The Emerging Markets Small Cap Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$57,740
$48,363
$39,634

Average Annual Total Return	One Year	Five Years	Ten Years
	43.32%	39.04%	19.16%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The DFA One-Year Fixed Income Series vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
November 30, 1997-November 30, 2007

Growth of $10,000
The DFA One-Year Fixed Income Series
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$15,220
$15,180
$14,829
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.31%	3.09%	4.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The DFA Two-Year Global Fixed Income Series vs. Citigroup World Government Bond Index 1-3 Years (hedged)
November 30, 1997-November 30, 2007

Growth of $10,000

The DFA Two-Year Global Fixed Income Series
Citigroup World Government Bond Index 1-3 Years (hedged)
Merrill Lynch US Government/Corporate Index 1-3 Years
$20,000
$10,000
$0
$16,294
$15,816
$15,400
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.15%	3.02%	4.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity Seriess are company size and company value/growth characteristics of the Series holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional Series, in The U.S. Large Company Series. Moreover, the Portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor"or "Dimensional") generally results in Series with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Domestic Equity Seriess' Performance Overview

The U.S. Large Company Series

The U.S. Large Company Series seeks to approximate the returns of the S&P 500 Index® by investing in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Series was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were less than 1% of the Series' assets. For the year ended November 30, 2007, total returns were 7.77% for The U.S. Large Company Series, and 7.72% for the S&P 500 Index®. The securities in the Series closely tracked the investment results of the S&P 500 Index®. Outperformance of the Series relative to the Index was primarily due to securities lending income and careful trading around Index reconstitutions.

The Enhanced U.S. Large Company Series

The Enhanced U.S. Large Company Series seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index® through an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the year ended November 30, 2007, approximately 95.5% of the overlay instruments consisted of S&P 500 Index® futures contracts with one swap contract making up the remainder. The behavior of S&P 500 Index® futures contracts is determined principally by the performance of the S&P 500 Index®. For the year ended November 30, 2007, total return was 7.37% for The Enhanced U.S. Large Company Series, and 7.72% for the S&P 500 Index®. Relative to the S&P 500 Index®, underperformance was mostly due to returns of the fixed income securities in the Series. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Series underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Series as a whole will generally underperform the S&P 500 Index®. For the year ending November 30, 2007, the average maturity of fixed income securities in the Series was 0.40 years and the estimated average maturity imbedded in the futures contracts was 0.24 years, which contributed to the Series's underperformance.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 250 stocks as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 3.06% for the Russell 1000 Value Index® and –0.32% for The U.S. Large Cap Value Series. Relative to the Russell 1000 Value Index®, underperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the highest BtM quartile, which represented approximately 90% of the Series compared to approximately 47% of the Index, underperformed stocks in the lower quartiles by more than 10 percentage points. Consumer discretionary stocks, which represented approximately 23% of the Series compared to approximately 8% of the Index, underperformed the Index by more than 9 percentage points. The Series underperformed the Russell 1000 Value Index® by approximately 4.5 percentage points in July and August of 2007, two months with very negative value premium as shown by the outperformance of more than 3.5% of the Russell 1000 Growth Index® relative to the Russell 1000 Value Index®.

The U.S. Small Cap Value Series

The U.S. Small Cap Value Series seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held about 1,300 stocks and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®,and –8.11% for The U.S. Small Cap Value Series. Relative to the Russell 2000 Value Index®, outperformance of the Series was primarily due to a lack of REITs in the Series compared to the Index. REITs, represented approximately 1% of the Series compared to 10% of the Russell 2000 Value Index®, underperformed the Index by approximately 12 percentage points.

The U.S. Small Cap Series

The U.S. Small Cap Series seeks to capture the returns of U.S. small company stocks by purchasing shares of the U.S. Small Cap Series, a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 2,850 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –1.86% for The U.S. Small Cap Series. Relative to the Russell 2000 Index®, the underperformance of the Series was primarily due to a lower exposure to small company stocks with higher market capitalizations. Stocks falling in the largest size group in the small cap universe as measured by market capitalization, which represented approximately 2% of the Series compared to approximately 8% of the Russell 2000 Index®, outperformed the Index by approximately 25 percentage points.

The U.S. Micro Cap Series

The U.S. Micro Cap Series seeks to capture the returns of very small U.S. company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 2,400 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –3.24% for The U.S. Micro Cap Series. Relative to the Russell 2000 Index®, the underperformance of the Series was primarily due to a greater exposure to smaller capitalization stocks. Stocks falling in the smallest 2.5% of the universe, which represented approximately 56% of the Series compared to 17% of the Russell 2000 Index®, underperformed the Index by approximately 10 percentage points.

International Equity Market Review   Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the

U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	33.47%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted. Source: MSCI data copyright MSCI 2007, all rights reserved.

International Equity Portfolio Performance Overview

The DFA International Value Series

The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 600 stocks in 22 developed-country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Series' assets.

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends), 12.30% for the MSCI EAFE Value Index, and 17.32% for The DFA International Value Series. Relative to the MSCI EAFE Index (net dividends), the superior performance of the Series was primarily due to greater exposure to German stocks, which outperformed the Index. On average, German stocks represented approximately 13% of the Series for the period under review compared to 8% of the Index.

The Japanese Small Company Series

The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,300 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007 Japanese small company stocks underperformed Japanese large company stocks. Total returns were 2.19% for the large company MSCI Japan Index (net dividends), –5.45% for the MSCI Japan Small Cap Index (net dividends), –6.72% for the MSCI Japan Small Cap Index (price-only) and –1.16% for The Japanese Small Company Series. The MSCI Japan Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), outperformance of the Series was due to a smaller allocation to financial stocks, the weakest-performing sector. On average, financial stocks represented approximately 9% of the Series for the period under review, compared to 12% in the Index. In addition, performance was enhanced by differences in Series composition resulting from broader exposure of the Series to stocks with pronounced value characteristics.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,000 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, Singapore and New Zealand (approximately 62%, 20%, 14% and 5% respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks constructed by the Advisor. The allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Series was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, Asia Pacific small company stocks underperformed large company stocks. Total returns were 39.54% for the MSCI Pacific ex Japan Large Company Index (net dividends), 30.05% for the MSCI Pacific ex Japan Small Cap Index (net dividends), 26.15% for the MSCI Pacific ex Japan Small Cap Index (price-only), and 47.23% for The Asia Pacific Small Company Series. The MSCI Pacific ex Japan Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Pacific ex Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Pacific ex Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), Series outperformance was primarily due to differences in Series composition resulting from broader exposure in the Series to very small company stocks. On average, stocks with market capitalization under $500 million represented approximately 36% of the Series for the period under review, compared to 12% for the Index.

The United Kingdom Small Company Series

The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 490 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, U.K. small company stocks underperformed U.K. large company stocks. Total returns were 14.19% for the large capitalization MSCI U.K. Index (net dividends), –0.75% for the MSCI U.K. Small Cap Index (net dividends), –2.85% for the MSCI U.K. Small Cap Index (price-only) and 2.42% for The United Kingdom Small Company Series. The MSCI U.K. Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI U.K. Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index, outperformance of the Series was primarily due to material differences in Series composition in the energy, financial, and industrial sectors. To a lesser extent, outperformance was due to a smaller allocation by the Series to financial stocks, the worst-performing sector. On average, financial stocks represented approximately 15% of the Series for the period under review, compared to 17% of the Index.

The Continental Small Company Series

The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of The Continental Small Company Series, a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,300 stocks in 15 countries. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks constructed by the Advisor. Country allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Series was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, European small company stocks underperformed large company stocks. Total returns were 22.42% for the large capitalization MSCI Europe ex U.K. Index (net dividends), 16.19% for the MSCI Europe ex U.K Small Cap Index (net dividends), 14.50% for the MSCI Europe ex U.K Small Cap Index (price-only), and 17.49% for The Continental Small Company Series. The MSCI Europe ex U.K.

Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Europe ex U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI Europe ex U.K. Small Cap Index (net dividends) has at least ten years of data to report. The outperformance of the Series relative to the MSCI Europe ex U.K. Small Cap Index was primarily due to the Series' higher allocation to Switzerland, a country that outperformed the index by about 8%.

The Canadian Small Company Series

The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 420 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market, rather than the behavior of a limited number of stocks. For the period from the Series' April 2, 2007 inception through November 30, 2007, Canadian small company stocks underperformed Canadian large company stocks. Total returns were 21.37% for the large capitalization MSCI Canada Index (net dividends), 8.09% for the MSCI Canada Small Cap Index (net dividends), 7.25% for the MSCI Canada Small Cap Index (price-only) and 10.20% for The Canadian Small Company Series. The MSCI Canada Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Canada Small Cap Index (price-only) for performance comparison purposes until the MSCI Canada Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Canada Small Cap Index, underperformance of the Series was primarily due to a greater exposure to stocks with smaller market capitalizations. Stocks in the third largest quintile of the total Canadian equity universe, which represented approximately 34% of the Series compared to approximately 49% of the MSCI Small Cap Index, outperformed the Index by approximately 17 percentage points.

The Emerging Markets Series

The Emerging Markets Series seeks to capture the returns of large company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 750 stocks in 18 countries. The Series was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Series' assets.

As a result of the Series' diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets outperformed developed country stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), and 42.62% for The Emerging Markets Series. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Series was primarily due to a lower exposure of the Series to issues in China, a country recently added to the list of approved countries for this Series, which returned approximately 99%. The drag in performance due to withholding taxes should also be taken into account when comparing performance relative to the MSCI Emerging Markets Index (gross dividends).

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 2,070 stocks in 18 countries. The Series essentially was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets small company stocks outperformed developed country stocks and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 43.32% for The Emerging Markets Small Cap Series. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Series was primarily due to lesser exposure by the Series as compared to the Index to Chinese stocks, which significantly outperformed the Index. On average, Chinese stocks represented approximately 1% of the Series for the period under review compared to 13% in the Index. The Advisor made initial purchases of Chinese stocks for the Series in June 2007. The underperformance attributable to China was mitigated to some extent by lesser exposure to Russian stocks, which significantly underperformed the Index. On average, Russian stocks represented 0% of the Series for the period under review compared to 10% in the Index.

Fixed Income Market Review  Year Ended November 30, 2007

For the year ended November 30, 2007, both short-term and long-term interest rates fell. To inject liquidity into segments of the credit markets hurt by subprime mortgage defaults, the Federal Reserve twice lowered the target rate for federal funds from 5.25% to 4.50% by November 30, 2007. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 24 basis points during the year ended November 30, 2007, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, inverted to start the year, steepened during the year to form a V-shape, with yields on short-term instruments exceeding yields on intermediate-term instruments.

	11/30/06	11/30/07	Change
Three-month LIBOR	5.37%	5.13%	–4.45%
10-Year U.S. Treasury note yield	4.46%	3.94%	–11.66%

Source: Bloomberg

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of a general flight to higher quality debt in the aftermath of subprime mortgage defaults, total return for fixed income strategies was primarily a function of credit quality. As an example of credit quality differences, total returns for the year ended November 30, 2007 were 7.61% for Ibbotson-Sinquefield Long Term Government Bonds and –0.07% for Ibbotson-Sinquefield Long Term Corporate Bonds. For the year ended November 30, 2007, total returns were 5.27% for three-month U.S. Treasury bills, 9.32% for five-year U.S. Treasury notes and 6.93% for 30-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Seriess remained short, reflecting flat yield curves in the U.S.

Fixed Income Series Performance Overview

The DFA One-Year Fixed Income Series

The DFA One-Year Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Series rose slightly during the year under review, from approximately 36 days on November 30, 2006, to 48 days, on November 30, 2007. For the year ended November 30, 2007, total returns were 5.31% for The DFA One-Year Fixed Income Series, 5.79% for the for the Merrill Lynch Six-Month US Treasury Index and 6.02% for the Merrill Lynch One-Year US Treasury Index. The Series underperformed both Indexes primarily due to maturity differences. The instruments held by the Series were of a short term than those instruments represented in the Indexes as this difference in instrument maturity was the reason the Series underperformed the Index.

The DFA Two-Year Global Fixed Income Series

The DFA Two-Year Global Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Switzerland, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Series declined from 0.90 years on November 30, 2006 to 0.50 years on November 30, 2007. For the year ended November 30, 2007, total returns were 5.15% for The DFA Two-Year Global Fixed Income Series, 6.64% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 5.94% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to both Indexes, underperformance of the Series was primarily due to maturity and credit quality differences. The Series had a duration of 0.48 on November 30, 2007 compared to 1.7 years for the Merrill Lynch 1-3 Year Government/Corporate Index and 1.8 years for the Citigroup World Government Bond Index 1-3 Years (hedged), which limited returns in a falling interest rate environment. As compared to the Indexes, the Series had less exposure to higher quality government debt, which outperformed corporate debt, which also contributed to the underperformance.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$977.20	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.86	0.04%	$0.21
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$975.20	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.67	0.08%	$0.40

The U.S. Large Cap Value Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$881.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.49	0.12%	$0.58
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$832.20	0.21%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.99	0.21%	$1.09
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$902.50	0.05%	$0.22
Hypothetical 5% Annual Return	$1,000.00	$1,024.84	0.05%	$0.23
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$893.00	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.49	0.11%	$0.58
The DFA International Value Series
Actual Fund Return	$1,000.00	$989.00	0.23%	$1.14
Hypothtical 5% Annual Return	$1,000.00	$1,023.93	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$961.90	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.41	0.13%	$0.67
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,111.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.15%	$0.78
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$878.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.44	0.12%	$0.63
The Continental Small Company Series
Actual Fund Return	$1,000.00	$941.80	0.14%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$965.00	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.24%	$1.23
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,155.40	0.19%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.19%	$0.95
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,096.20	0.31%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.31%	$1.59

The DFA One-Year Fixed Income Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,025.40	0.06%	$0.33
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.06%	$0.33
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,027.00	0.07%	$0.37
Hypothetical 5% Annual Return	$1,000.00	$1,024.70	0.07%	$0.37

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	8.9%	10.3%	11.8%	17.5%	12.3%	11.5%	16.3%
The U.S. Large Cap Value Series	18.8%	5.5%	14.0%	31.4%	1.4%	13.4%	4.5%
The U.S. Small Cap Value Series	17.8%	3.4%	9.4%	20.5%	4.9%	18.0%	17.2%
The U.S. Small Cap Series	14.4%	4.0%	6.9%	13.7%	15.8%	17.0%	18.7%
The U.S. Micro Cap Series	13.3%	3.5%	5.1%	14.5%	17.8%	17.5%	21.1%
The DFA International Value Series	14.7%	3.6%	4.5%	45.4%	0.4%	7.2%	2.6%
The Japanese Small Company Series	22.3%	9.7%	1.5%	9.6%	4.4%	27.5%	12.5%
The Asia Pacific Small Company Series	19.3%	3.8%	7.9%	14.1%	5.3%	20.9%	4.6%
The United Kingdom Small Company Series	15.3%	4.6%	9.1%	12.0%	3.3%	36.2%	11.5%
The Continental Small Company Series	16.9%	7.0%	3.2%	15.2%	7.9%	28.4%	9.6%
The Canadian Small Company Series	11.1%	3.9%	22.9%	6.0%	6.1%	8.8%	7.8%
The Emerging Markets Series	5.5%	7.7%	8.2%	22.9%	3.0%	9.9%	9.1%
The Emerging Small Cap Series	16.5%	10.7%	2.8%	11.1%	4.0%	20.0%	8.8%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.3%	1.1%	3.5%	3.5%	—	100.0%
The U.S. Large Cap Value Series	4.0%	—	7.0%	—	—	100.0%
The U.S. Small Cap Value Series	7.2%	0.2%	0.6%	0.8%	—	100.0%
The U.S. Small Cap Series	5.1%	0.1%	1.1%	3.2%	—	100.0%
The U.S. Micro Cap Series	4.2%	—	1.3%	1.7%	—	100.0%
The DFA International Value Series	10.4%	—	7.9%	3.1%	0.2%	100.0%
The Japanese Small Company Series	11.5%	—	—	0.7%	0.3%	100.0%
The Asia Pacific Small Company Series	19.5%	0.8%	1.5%	2.2%	0.1%	100.0%
The United Kingdom Small Company Series	3.5%	2.9%	0.9%	0.7%	—	100.0%
The Continental Small Company Series	8.6%	0.1%	0.5%	2.5%	0.1%	100.0%
The Canadian Small Company Series	31.9%	—	—	1.4%	0.1%	100.0%
The Emerging Markets Series	16.7%	—	12.8%	3.9%	0.3%	100.0%
The Emerging Small Cap Series	20.6%	—	1.3%	2.9%	1.3%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
The Enhanced U.S. Large Company Series	27.4%	9.2%	31.3%	28.1%	—
The DFA One-Year Fixed Income Series	35.2%	—	59.0%	5.8%	—
The DFA Two-Year Global Fixed Income Series	18.2%	—	56.5%	21.3%	—

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
The Enhanced U.S. Large Company Series	—	—	—	4.0%	100.0%
The DFA One-Year Fixed Income Series	—	—	—	—	100.0%
The DFA Two-Year Global Fixed Income Series	—	—	—	4.0%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.8%)
* Comcast Corp. Class A	1,055,480	$21,679,559	0.5%
Disney (Walt) Co.	662,846	21,973,345	0.5%
McDonald's Corp.	407,010	23,797,875	0.5%
Time Warner, Inc.	1,273,601	21,982,353	0.5%
Other Securities		311,165,241	6.9%
Total Consumer Discretionary		400,598,373	8.9%
Consumer Staples — (8.9%)
Altria Group, Inc.	718,963	55,762,770	1.2%
# Coca-Cola Co.	679,499	42,196,888	0.9%
CVS Caremark Corp.	505,754	20,275,678	0.5%
PepsiCo, Inc.	551,811	42,588,773	0.9%
Procter & Gamble Co.	1,065,774	78,867,276	1.8%
Wal-Mart Stores, Inc.	819,721	39,264,636	0.9%
Other Securities		178,764,588	4.0%
Total Consumer Staples		457,720,609	10.2%
Energy — (10.2%)
Chevron Corp.	728,013	63,897,701	1.4%
ConocoPhillips	555,712	44,479,188	1.0%
Exxon Mobil Corp.	1,894,130	168,880,631	3.7%
Occidental Petroleum Corp.	283,710	19,794,447	0.4%
# Schlumberger, Ltd.	407,107	38,044,149	0.8%
Other Securities		188,230,609	4.3%
Total Energy		523,326,725	11.6%
Financials — (15.1%)
American Express Co.	403,976	23,826,504	0.5%
American International Group, Inc.	875,774	50,908,743	1.1%
Bank of America Corp.	1,515,418	69,906,232	1.6%
Citigroup, Inc.	1,698,871	56,572,404	1.3%
JPMorgan Chase & Co.	1,155,652	52,720,844	1.2%
The Goldman Sachs Group, Inc.	138,536	31,397,799	0.7%
# U.S. Bancorp	589,603	19,509,963	0.4%
# Wachovia Corp.	649,905	27,945,915	0.6%
# Wells Fargo & Co.	1,141,493	37,018,618	0.8%
Other Securities		406,953,390	9.0%
Total Financials		776,760,412	17.2%
Health Care — (10.6%)
Abbott Laboratories	527,790	30,353,203	0.7%
* Amgen, Inc.	371,135	20,505,209	0.5%
Bristol-Myers Squibb Co.	675,477	20,014,384	0.4%
# Johnson & Johnson	988,513	66,961,871	1.5%
Medtronic, Inc.	387,318	19,695,120	0.4%
Merck & Co., Inc.	743,259	44,119,854	1.0%
Pfizer, Inc.	2,365,696	56,208,937	1.2%
UnitedHealth Group, Inc.	452,461	24,885,355	0.6%
# Wyeth	459,208	22,547,113	0.5%
Other Securities		242,777,376	5.4%
Total Health Care		548,068,422	12.2%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.0%)
3M Co.	244,462	$20,353,906	0.5%
# Boeing Co.	267,643	24,767,683	0.5%
General Electric Co.	3,499,205	133,984,559	3.0%
United Parcel Service, Inc.	358,514	26,415,312	0.6%
United Technologies Corp.	338,703	25,324,823	0.6%
Other Securities		282,326,799	6.2%
Total Industrials		513,173,082	11.4%
Information Technology — (14.0%)
* Apple, Inc.	296,993	54,118,064	1.2%
* Cisco Sytems, Inc.	2,080,113	58,284,766	1.3%
* Dell, Inc.	775,788	19,037,838	0.4%
* Google, Inc.	78,883	54,665,919	1.2%
Hewlett-Packard Co.	880,448	45,043,720	1.0%
Intel Corp.	1,994,438	52,014,943	1.2%
International Business Machines Corp.	464,593	48,865,892	1.1%
Microsoft Corp.	2,753,592	92,520,691	2.1%
* Oracle Corp.	1,344,549	27,132,999	0.6%
QUALCOMM, Inc.	571,769	23,316,740	0.5%
Other Securities		244,521,199	5.4%
Total Information Technology		719,522,771	16.0%
Materials — (2.9%)
Total Materials		147,578,484	3.3%
Real Estate Investment Trusts — (0.9%)
Total Real Estate Investment Trusts		47,562,898	1.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	2,082,882	79,586,921	1.8%
Verizon Communications, Inc.	991,261	42,832,388	1.0%
Other Securities		32,998,585	0.6%
Total Telecommunication Services		155,417,894	3.4%
Utilities — (3.1%)
Total Utilities		157,645,446	3.5%
TOTAL COMMON STOCKS		4,447,375,116	98.7%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,405,000 FHLMC 6.50%, 08/01/37, & FNMA 6.50%, 09/01/37, valued at $152,951,769) to be repurchased at $150,748,756	$150,693	$150,693,000	3.3%
SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $570,770,957 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA 6.094%, 10/01/37, valued at $540,324,836) to be repurchased at $524,789,679	524,587	524,587,219	11.6%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,851,887 FHLMC 4.000%, 02/01/21 & FNMA 5.000%, 05/01/34, valued at $9,171,246) to be repurchased at $8,876,688	8,873	8,873,287	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $12,750,000 FNMA 6.032%, 11/01/36, valued at $11,867,995) to be repurchased at $11,524,441	11,520	11,519,996	0.3%
TOTAL SECURITIES LENDING COLLATERAL		544,980,502	12.1%
TOTAL INVESTMENTS — (100.0%) (Cost $3,751,498,743)		$5,143,048,618	114.1%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount^	Value†
	(000)
AUSTRIA — (4.5%)
BONDS — (4.5%)
Oesterreichische Kontrollbank AG (f) 1.500%, 03/27/08	9,000	$7,918,617
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	8,200	7,253,338
TOTAL — AUSTRIA		15,171,955
BELGIUM — (2.6%)
BONDS — (2.6%)
Belgium, Kingdom of 5.750%, 03/28/08	6,000	8,809,269
FRANCE — (6.0%)
BONDS — (6.0%)
Caisse D'Amortissement de la Dette Sociale SA (g) 6.250%, 03/05/08	1,000	2,054,905
Caisse Nationale des Autoroutes (f) 3.375%, 02/27/08	5,000	4,421,752
Government of France 5.250%, 04/25/08	5,500	8,079,058
Total Capital SA 3.500%, 01/28/08	3,750	5,474,594
TOTAL — FRANCE		20,030,309
GERMANY — (13.1%)
BONDS — (13.1%)
Bundesrepublik Deutschland 4.125%, 07/04/08	6,500	9,509,655
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	3,700	3,276,017
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	1,130,000	10,150,261
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	7,000	10,142,611
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	1,200,000	10,741,574
TOTAL — GERMANY		43,820,118
NETHERLANDS — (5.4%)
BONDS — (5.4%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	1,107,000	9,956,694
Rabobank Nederland (j) 0.200%, 06/20/08	910,000	8,155,087
TOTAL — NETHERLANDS		18,111,781

	Face Amount^	Value†
	(000)
NORWAY — (0.5%)
BONDS — (0.5%)
Kommunalbanken (f) 1.750%, 04/30/08	2,000	$1,758,939
SPAIN — (2.7%)
BONDS — (2.7%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	1,000,000	8,982,262
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.9%)
BONDS — (3.9%)
Eurofima (s) 5.625%, 02/05/08	20,000	3,131,890
Inter-American Development Bank (j) 1.900%, 07/08/09	1,100,000	10,055,028
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		13,186,918
SWEDEN — (0.6%)
BONDS — (0.6%)
Kommuninvest (t) 5.000%, 11/25/08	2,300	1,986,426
UNITED KINGDOM — (5.2%)
BONDS — (5.2%)
Bank of England Euro Note (e) 2.500%, 01/28/08	7,000	10,206,954
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	5,000	7,290,381
TOTAL — UNITED KINGDOM		17,497,335
UNITED STATES — (55.5%)
AGENCY OBLIGATIONS — (9.2%)
Federal Home Loan Bank Discount Notes 3.750%, 12/03/07	14,000	14,000,000
Federal Home Loan Mortgage Corporation Discount Notes 4.310%, 01/28/08	17,000	16,887,613
TOTAL AGENCY OBLIGATIONS		30,887,613
BONDS — (13.3%)
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	9,000	8,978,409
General Electric Capital Corp. (j) 0.550%, 10/14/08	1,000,000	8,971,903
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	8,300	8,266,941
Pfizer, Inc. (j) 0.800%, 03/18/08	1,100,000	9,891,585
Toyota Motor Credit Corp. (e) 4.125%, 01/15/08	5,800	8,477,198
TOTAL BONDS		44,586,036

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (32.2%)
AIG Funding, Inc. 4.850%, 01/02/08	$8,000	$7,964,258
AstraZeneca P.L.C. 4.570%, 01/25/08	9,000	8,928,292
Caisse Centrale Desjardins Du Quebec 4.940%, 02/26/08	3,700	3,653,964
Colgate-Palmolive Co. 4.450%, 12/10/07	400	399,474
duPont (E.I.) de Nemours & Co., Inc. 4.490%, 12/12/07	4,000	3,993,645
Eksportfinans 4.820%, 01/28/08	7,000	6,941,514
Electricite de France 4.880%, 12/14/07	5,000	4,990,786
4.900%, 12/14/07	4,400	4,391,891
Genentech, Inc. 4.500%, 12/17/07	4,400	4,390,116
GlaxosmithKline 4.580%, 01/25/08	6,000	5,952,194
Hewlett-Packard Co. 4.520%, 01/02/08	5,000	4,977,524
ING America Insurance Holdings 4.650%, 02/13/08	7,000	6,925,771
KFW International Finance, Inc. 4.530%, 12/03/07	6,000	5,997,635
National Rural Utilities 4.550%, 01/10/08	2,600	2,584,815
NYSE Euronext 4.520%, 12/06/07	8,000	7,993,694
Siemens Capital Corp. 4.550%, 12/19/07	6,000	5,984,885
Swedish Export Credit Corp. 4.640%, 02/27/08	6,000	5,924,498
Sysco Corp. 4.480%, 12/06/07	9,000	8,992,905
Wal-Mart Stores, Inc. 4.470%, 12/04/07	7,000	6,996,321
TOTAL COMMERCIAL PAPER		107,984,182
	Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	2,470,807	2,470,807
TOTAL INVESTMENTS — (100.0%) (Cost $322,777,594)		$335,283,950

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.5%)
Consumer Discretionary — (17.0%)
# CBS Corp. Class B	5,768,306	$158,224,634	1.6%
Clear Channel Communications, Inc.	1,942,666	69,741,709	0.7%
* Comcast Corp. Class A	12,605,542	258,917,833	2.6%
*# Ford Motor Co.	11,482,590	86,234,251	0.9%
# General Motors Corp.	4,476,500	133,533,995	1.3%
*# IAC/InterActiveCorp.	2,126,951	59,193,046	0.6%
* Liberty Media Holding Corp. Capital Class A	996,868	118,687,104	1.2%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	86,549,529	0.9%
# Macy's, Inc.	1,764,630	52,321,279	0.5%
# Time Warner, Inc.	18,954,280	327,150,873	3.2%
Other Securities		542,265,664	5.1%
Total Consumer Discretionary		1,892,819,917	18.6%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,298,560	83,552,656	0.8%
# Coca-Cola Enterprises, Inc.	3,631,272	94,304,134	0.9%
Kraft Foods, Inc.	3,840,090	132,675,109	1.3%
# SUPERVALU, Inc.	1,558,542	65,256,154	0.7%
Other Securities		170,010,566	1.7%
Total Consumer Staples		545,798,619	5.4%
Energy — (12.7%)
# Anadarko Petroleum Corp.	3,531,056	199,857,770	2.0%
Apache Corp.	2,352,090	227,658,791	2.2%
# Chesapeake Energy Corp.	3,245,338	122,836,043	1.2%
ConocoPhillips	2,867,340	229,501,894	2.3%
Devon Energy Corp.	2,025,342	167,718,571	1.6%
Hess Corp.	1,777,596	126,600,387	1.2%
Valero Energy Corp.	913,775	59,459,339	0.6%
Other Securities		273,500,103	2.8%
Total Energy		1,407,132,898	13.9%
Financials — (28.4%)
Allstate Corp.	2,157,000	110,265,840	1.1%
American International Group, Inc.	2,123,906	123,462,656	1.2%
Bank of America Corp.	2,826,141	130,369,884	1.3%
# Capital One Financial Corp.	1,629,784	86,883,785	0.9%
Chubb Corp.	1,503,600	82,021,380	0.8%
# Cincinnati Financial Corp.	1,347,289	53,864,614	0.5%
CNA Financial Corp.	1,956,582	69,341,266	0.7%
Hartford Financial Services Group, Inc.	1,173,900	111,896,148	1.1%
Janus Capital Group, Inc.	1,580,900	53,070,813	0.5%
JPMorgan Chase & Co.	5,588,380	254,941,896	2.5%
Lincoln National Corp.	1,108,426	68,245,789	0.7%
Loews Corp.	3,929,202	187,776,564	1.8%
MetLife, Inc.	5,666,498	371,665,604	3.7%
# Principal Financial Group, Inc.	1,210,200	79,255,998	0.8%
Prudential Financial, Inc.	1,887,800	177,717,492	1.8%
# The Travelers Companies, Inc.	5,237,509	278,164,103	2.7%
Unum Group	2,480,889	61,625,283	0.6%
Other Securities		851,418,199	8.3%
Total Financials		3,151,987,314	31.0%
Health Care — (1.3%)
Total Health Care		140,565,707	1.4%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.1%)
Burlington Northern Santa Fe Corp.	2,247,573	$187,717,297	1.8%
CSX Corp.	3,415,204	143,438,568	1.4%
Norfolk Southern Corp.	3,254,502	166,663,047	1.6%
Northrop Grumman Corp.	2,672,884	210,596,530	2.1%
Raytheon Co.	1,311,300	81,103,905	0.8%
Southwest Airlines Co.	5,237,820	74,115,153	0.7%
# Union Pacific Corp.	2,098,000	264,641,720	2.6%
Other Securities		213,052,228	2.2%
Total Industrials		1,341,328,448	13.2%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,404,843	74,203,807	0.7%
Other Securities		377,269,035	3.7%
Total Information Technology		451,472,842	4.4%
Materials — (3.6%)
# International Paper Co.	1,638,145	55,287,394	0.5%
Weyerhaeuser Co.	1,460,829	106,903,466	1.1%
Other Securities		240,624,394	2.4%
Total Materials		402,815,254	4.0%
Telecommunication Services — (6.4%)
AT&T, Inc.	8,333,818	318,435,186	3.1%
Verizon Communications, Inc.	6,287,553	271,685,165	2.7%
Other Securities		115,818,248	1.1%
Total Telecommunication Services		705,938,599	6.9%
TOTAL COMMON STOCKS		10,039,859,598	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $51,380,000 FHLMC 6.50%, 09/01/37, valued at $52,301,327) to be repurchased at $51,543,064	$51,524	51,524,000	0.5%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,045,601,749 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 10/01/37, valued at $995,347,329) to be repurchased at $966,729,587	966,357	966,356,630	9.5%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,670,658 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 07/01/19 to 08/01/37, valued at $16,656,068) to be repurchased at $16,108,841	16,103	16,102,668	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $80,343,434 FNMA, rates ranging from 4.622% to 7.277%, maturities ranging from 05/01/33 to 04/01/37, valued at $22,409,744) to be repurchased at $21,765,221	21,757	21,756,826	0.2%
TOTAL SECURITIES LENDING COLLATERAL		1,004,216,124	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $9,374,459,651)		$11,095,599,722	109.2%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (15.0%)
# American Axle & Manufacturing Holdings, Inc.	2,027,062	$46,865,673	0.5%
American Greetings Corp. Class A	1,863,500	43,345,010	0.5%
*# Big Lots, Inc.	2,245,610	41,925,539	0.5%
Bob Evans Farms, Inc.	1,422,408	43,867,063	0.5%
# Penske Automotive Group, Inc.	2,601,000	52,020,000	0.6%
* Scholastic Corp.	1,826,891	64,379,639	0.7%
* Warnaco Group, Inc.	1,616,342	59,643,020	0.7%
Other Securities		1,187,952,402	13.5%
Total Consumer Discretionary		1,539,998,346	17.5%
Consumer Staples — (2.9%)
* Hain Celestial Group, Inc.	1,443,874	47,763,352	0.5%
* Performance Food Group Co.	1,538,461	42,599,985	0.5%
# Universal Corp.	921,459	49,463,919	0.6%
Other Securities		154,369,691	1.7%
Total Consumer Staples		294,196,947	3.3%
Energy — (7.8%)
*# Bristow Group, Inc.	882,477	48,536,235	0.5%
* Comstock Resources, Inc.	1,953,767	65,451,194	0.7%
*# Encore Acquisition Co.	1,886,824	61,416,121	0.7%
*# Exterran Holdings, Inc.	2,162,599	173,094,424	2.0%
* Stone Energy Corp.	1,087,895	49,172,854	0.6%
* Swift Energy Corp.	1,203,905	48,770,192	0.6%
* Whiting Petroleum Corp.	1,682,135	88,682,157	1.0%
Other Securities		268,518,107	3.0%
Total Energy		803,641,284	9.1%
Financials — (17.4%)
Delphi Financial Group, Inc. Class A	1,393,794	53,577,441	0.6%
FBL Financial Group, Inc. Class A	1,025,311	38,008,279	0.4%
# First Community Bancorp	1,028,648	46,278,874	0.5%
Harleysville Group, Inc.	1,157,853	40,524,855	0.5%
# Provident Financial Services, Inc.	2,590,379	38,493,032	0.4%
# Selective Insurance Group, Inc.	2,003,526	47,263,178	0.5%
# Susquehanna Bancshares, Inc.	2,017,413	40,126,347	0.5%
# UMB Financial Corp.	1,226,962	46,158,310	0.5%
Other Securities		1,432,130,476	16.3%
Total Financials		1,782,560,792	20.2%
Health Care — (4.1%)
* Kindred Healthcare, Inc.	1,810,575	44,485,828	0.5%
Other Securities		379,875,421	4.3%
Total Health Care		424,361,249	4.8%
Industrials — (14.9%)
Applied Industrial Technologies, Inc.	1,560,250	47,135,153	0.5%
# Briggs & Stratton Corp.	1,978,267	45,104,488	0.5%
* EnerSys	1,772,662	41,249,845	0.5%
* Esterline Technologies Corp.	1,067,623	55,751,273	0.6%
# IKON Office Solutions, Inc.	3,552,107	44,863,111	0.5%
*# Kansas City Southern	1,356,900	46,718,067	0.5%
* PHH Corp.	1,914,210	42,418,894	0.5%
*# Quanta Services, Inc.	3,069,532	84,043,786	1.0%
# Regal-Beloit Corp.	1,033,713	48,667,208	0.6%
Skywest, Inc.	1,524,809	40,117,725	0.5%
# Trinity Industries, Inc.	1,735,425	43,923,607	0.5%
# Triumph Group, Inc.	502,617	40,842,657	0.5%
* United Rentals, Inc.	1,648,501	38,360,618	0.4%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# Werner Enterprises, Inc.	3,144,701	$55,189,503	0.6%
Other Securities		849,600,042	9.6%
Total Industrials		1,523,985,977	17.3%
Information Technology — (14.5%)
* Brooks Automation, Inc.	3,338,368	44,834,282	0.5%
*# Entegris, Inc.	5,263,489	45,581,815	0.5%
*# L-1 Identity Solutions, Inc.	2,692,729	50,030,905	0.6%
* MKS Instruments, Inc.	2,185,873	39,717,312	0.5%
* MPS Group, Inc.	3,798,092	42,158,821	0.5%
*# Skyworks Solutions, Inc.	6,805,399	61,793,023	0.7%
Other Securities		1,199,160,076	13.6%
Total Information Technology		1,483,276,234	16.9%
Materials — (6.3%)
# Minerals Technologies, Inc.	834,658	55,838,620	0.6%
Schnitzer Steel Industries, Inc. Class A	694,566	43,354,810	0.5%
# Sensient Technologies Corp.	1,477,603	40,885,275	0.5%
*# Terra Industries, Inc.	2,783,800	105,171,964	1.2%
Other Securities		397,988,045	4.5%
Total Materials		643,238,714	7.3%
Other — (0.0%)
Total Other		16,775	0.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		15,815,995	0.2%
Telecommunication Services — (0.5%)
Total Telecommunication Services		51,055,251	0.6%
Utilities — (0.7%)
Total Utilities		70,001,233	0.8%
TOTAL COMMON STOCKS		8,632,148,797	98.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		37,861	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $173,735,000 FNMA 4.50%, 11/01/19, valued at $121,417,412) to be repurchased at $119,658,257	$119,614	119,614,000	1.4%
SECURITIES LENDING COLLATERAL — (14.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,602,501,621 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/35 to 11/01/37, valued at $1,473,434,482) to be repurchased at $1,431,071,011	1,430,519	1,430,518,914	16.2%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $51,501,428 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging 02/01/32 to 05/01/37, valued at $24,601,845) to be repurchased at $23,786,581	23,777	23,777,466	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $34,875,000 FNMA 5.342%, 05/01/35, valued at $32,493,858) to be repurchased at $31,558,240	31,546	31,546,068	0.4%
TOTAL SECURITIES LENDING COLLATERAL		1,485,842,448	16.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,266,734,429)		$10,237,643,106	116.3%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (77.9%)
Consumer Discretionary — (11.2%)
# Ameristar Casinos, Inc.	178,372	$5,599,097	0.2%
* Bally Technologies, Inc.	177,460	7,400,082	0.2%
* Deckers Outdoor Corp.	42,000	6,055,140	0.2%
* Fossil, Inc.	143,780	6,231,425	0.2%
* Gemstar-TV Guide International, Inc.	1,181,114	6,968,573	0.2%
* LKQ Corp.	177,900	7,064,409	0.2%
* Sonic Corp.	291,103	7,102,913	0.2%
Tupperware Corp.	197,700	6,895,776	0.2%
Other Securities		451,636,806	12.5%
Total Consumer Discretionary		504,954,221	14.1%
Consumer Staples — (3.1%)
*# Central European Distribution Corp.	133,739	6,686,950	0.2%
# Flowers Foods, Inc.	268,405	6,235,048	0.2%
Longs Drug Stores Corp.	113,700	6,017,004	0.2%
Ruddick Corp.	154,892	5,543,585	0.2%
Other Securities		117,037,865	3.1%
Total Consumer Staples		141,520,452	3.9%
Energy — (5.2%)
* Atwood Oceanics, Inc.	85,552	7,464,412	0.2%
# Berry Petroleum Corp. Class A	136,100	5,629,096	0.2%
*# Dril-Quip, Inc.	128,800	7,266,896	0.2%
*# Exterran Holdings, Inc.	91,382	7,314,215	0.2%
* Whiting Petroleum Corp.	119,660	6,308,475	0.2%
Other Securities		197,854,106	5.4%
Total Energy		231,837,200	6.4%
Financials — (10.7%)
Alfa Corp.	268,519	5,802,696	0.2%
* SVB Financial Group	108,727	5,597,266	0.2%
Other Securities		471,125,003	13.0%
Total Financials		482,524,965	13.4%
Health Care — (12.3%)
*# Alexion Pharmaceuticals, Inc.	94,913	6,902,073	0.2%
* AMERIGROUP Corp.	174,600	6,001,002	0.2%
*# BioMarin Pharmaceutical, Inc.	255,482	7,025,755	0.2%
*# Healthways, Inc.	116,500	6,800,105	0.2%
* MGI Pharma, Inc.	258,324	8,940,594	0.3%
*# Myriad Genetics, Inc.	133,345	6,427,229	0.2%
*# Onyx Pharmaceuticals, Inc.	155,520	8,482,061	0.2%
*# Pharmion Corp.	103,840	6,629,146	0.2%
Steris Corp.	203,800	5,698,248	0.2%
*# United Therapeutics Corp.	74,258	7,431,741	0.2%
* Varian, Inc.	94,199	6,598,640	0.2%
*# Ventana Medical Systems, Inc.	101,787	9,040,721	0.3%
Other Securities		467,237,413	12.8%
Total Health Care		553,214,728	15.4%
Industrials — (13.2%)
# Actuant Corp.	182,956	5,794,217	0.2%
# Clarcor, Inc.	171,200	6,096,432	0.2%
# Curtiss-Wright Corp.	142,300	7,675,662	0.2%
Deluxe Corp.	183,430	5,794,554	0.2%
* FTI Consulting, Inc.	113,425	6,465,225	0.2%
* Hexcel Corp.	290,613	7,401,913	0.2%
# Mine Safety Appliances Co.	120,200	5,891,002	0.2%
Nordson Corp.	112,475	5,938,680	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Rollins, Inc.	221,050	$6,507,712	0.2%
* Teledyne Technologies, Inc.	109,300	5,926,246	0.2%
Valmont Industries, Inc.	82,850	6,502,897	0.2%
Walter Industries, Inc.	168,500	5,845,265	0.2%
Watson Wyatt & Co. Holdings	120,400	5,544,420	0.2%
Woodward Governor Co.	110,918	7,602,320	0.2%
Other Securities		505,621,235	13.8%
Total Industrials		594,607,780	16.6%
Information Technology — (14.5%)
Adtran, Inc.	257,726	5,590,077	0.2%
*# Lawson Software, Inc.	608,706	5,916,622	0.2%
Other Securities		639,125,974	17.7%
Total Information Technology		650,632,673	18.1%
Materials — (4.2%)
* Century Aluminum Co.	108,590	6,226,551	0.2%
Quanex Corp.	123,675	6,188,697	0.2%
Silgan Holdings, Inc.	113,826	6,104,488	0.2%
Other Securities		168,321,565	4.6%
Total Materials		186,841,301	5.2%
Other — (0.0%)
Total Other		1,870	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,160,307	0.1%
Telecommunication Services — (0.9%)
Total Telecommunication Services		39,158,367	1.1%
Utilities — (2.5%)
Total Utilities		110,562,643	3.1%
TOTAL COMMON STOCKS		3,499,016,507	97.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,373	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,470,000 FHLMC 6.50%, 09/01/37, valued at $49,528,624) to be repurchased at $48,823,058	$48,805	48,805,000	1.4%
SECURITIES LENDING COLLATERAL — (21.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $930,411,504 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/36 to 11/01/37 & FNMA 6.094%, 10/01/37, valued at $937,644,117) to be repurchased at $910,685,430	910,334	910,334,094	25.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,486,799 FNMA 5.500%, 07/01/33 & 5.500%, 07/01/37, valued at $15,743,735) to be repurchased at $15,223,668	15,218	15,217,834	0.4%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $21,600,000 FNMA 6.164%, 04/01/37, valued at $20,593,335) to be repurchased at $19,999,285	19,992	19,991,572	0.6%
TOTAL SECURITIES LENDING COLLATERAL		945,543,500	26.3%
TOTAL INVESTMENTS — (100.0%) (Cost $4,330,636,702)		$4,493,368,380	125.1%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.6%)
Consumer Discretionary — (10.5%)
*# GSI Commerce, Inc.	312,741	$8,168,795	0.2%
*# INVESTools, Inc.	589,224	9,103,511	0.2%
Other Securities		597,126,343	12.7%
Total Consumer Discretionary		614,398,649	13.1%
Consumer Staples — (2.9%)
* Darling International, Inc.	788,025	8,077,256	0.2%
PriceSmart, Inc.	271,921	8,111,403	0.2%
Other Securities		152,014,517	3.2%
Total Consumer Staples		168,203,176	3.6%
Energy — (3.8%)
* Arena Resources, Inc.	290,284	10,911,776	0.2%
* Carrizo Oil & Gas, Inc.	243,881	11,816,034	0.3%
* NATCO Group, Inc. Class A	170,198	8,091,213	0.2%
Other Securities		192,938,023	4.0%
Total Energy		223,757,046	4.7%
Financials — (11.6%)
# First Charter Corp.	330,970	9,968,816	0.2%
* Navigators Group, Inc.	150,925	8,859,297	0.2%
# NBT Bancorp, Inc.	335,433	8,362,345	0.2%
Other Securities		653,015,131	13.9%
Total Financials		680,205,589	14.5%
Health Care — (14.2%)
*# Alnylam Pharmaceuticals, Inc.	251,624	8,207,975	0.2%
* Amedisys, Inc.	240,143	10,244,500	0.2%
*# Auxilium Pharmaceuticals, Inc.	283,838	7,961,656	0.2%
*# Isis Pharmaceuticals, Inc.	808,307	14,298,951	0.3%
Meridian Bioscience, Inc.	386,475	11,922,754	0.3%
*# NuVasive, Inc.	324,651	13,820,393	0.3%
*# SurModics, Inc.	180,264	9,308,833	0.2%
* Wright Medical Group, Inc.	326,544	8,810,157	0.2%
* Xenoport, Inc.	242,266	12,740,769	0.3%
Other Securities		730,608,165	15.4%
Total Health Care		827,924,153	17.6%
Industrials — (13.7%)
*# American Superconductor Corp.	343,974	8,303,532	0.2%
Ameron International Corp.	88,994	9,413,785	0.2%
# Badger Meter, Inc.	249,540	9,732,060	0.2%
*# Clean Harbors, Inc.	170,615	9,168,850	0.2%
# Eagle Bulk Shipping, Inc.	342,547	9,796,844	0.2%
# EDO Corp.	202,420	11,299,084	0.2%
*# Evergreen Solar, Inc.	758,844	9,993,975	0.2%
# Healthcare Services Group, Inc.	410,100	8,981,190	0.2%
* II-VI, Inc.	279,394	9,370,875	0.2%
* Layne Christensen Co.	159,000	9,055,050	0.2%
# Raven Industries, Inc.	349,469	12,137,058	0.3%
*# Taser International, Inc.	595,694	8,345,673	0.2%
Tennant Co.	184,600	8,091,018	0.2%
Triumph Group, Inc.	100,700	8,182,882	0.2%
Other Securities		667,611,303	14.1%
Total Industrials		799,483,179	17.0%
Information Technology — (16.9%)
* Ariba, Inc.	762,420	9,049,925	0.2%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Blue Coat Systems, Inc.	294,730	$10,672,173	0.2%
* Cabot Microelectronics Corp.	234,301	8,762,857	0.2%
* Cybersource Corp.	836,545	12,221,922	0.3%
* Harmonic, Inc.	768,602	7,970,403	0.2%
# Maximus, Inc.	212,800	8,299,200	0.2%
* Rofin-Sinar Technologies, Inc.	132,600	12,071,904	0.3%
* ScanSource, Inc.	237,698	8,385,985	0.2%
*# Synaptics, Inc.	250,162	13,893,997	0.3%
* Triquint Semiconductor, Inc.	1,347,578	7,991,138	0.2%
United Online, Inc.	571,353	8,593,149	0.2%
* Viasat, Inc.	257,152	8,576,019	0.2%
Other Securities		869,293,571	18.2%
Total Information Technology		985,782,243	20.9%
Materials — (3.6%)
AMCOL International Corp.	281,330	10,684,913	0.2%
Arch Chemicals, Inc.	231,263	9,516,472	0.2%
* Hecla Mining Co.	1,053,800	12,361,074	0.3%
Other Securities		179,088,762	3.8%
Total Materials		211,651,221	4.5%
Other — (0.0%)
Total Other		8,829	0.0%
Telecommunication Services — (1.0%)
* Premiere Global Services, Inc.	690,525	9,515,435	0.2%
Other Securities		47,667,154	1.0%
Total Telecommunication Services		57,182,589	1.2%
Utilities — (1.4%)
# California Water Service Group	204,531	7,991,026	0.2%
Other Securities		72,070,127	1.5%
Total Utilities		80,061,153	1.7%
TOTAL COMMON STOCKS		4,648,657,827	98.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		11,248	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	41,028,537	41,028,537	0.9%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,211,729,391 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 06/01/36 to 11/01/37, valued at $1,141,891,368) to be repurchased at $1,109,060,262	$1,108,632	1,108,632,395	23.6%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $28,009,709 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 02/01/34 to 10/01/37, valued at $19,203,249) to be repurchased at $18,566,287	18,559	18,559,173	0.4%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $26,644,221 FNMA 5.342%, 04/01/37 & 6.164%, 05/01/35, valued at $25,295,863) to be repurchased at $24,568,001	24,559	24,558,526	0.5%
TOTAL SECURITIES LENDING COLLATERAL		1,151,750,094	24.5%
TOTAL INVESTMENTS — (100.0%) (Cost $5,524,262,354)		$5,841,447,706	124.2%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	2,744,157	$68,552,467	0.7%
Commonwealth Bank of Australia	2,014,458	106,633,968	1.1%
National Australia Bank, Ltd.	2,920,516	99,090,123	1.0%
Other Securities		238,882,803	2.5%
TOTAL — AUSTRALIA		513,159,361	5.3%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		48,684,812	0.5%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		91,490,490	1.0%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# Barrick Gold Corp.	1,914,820	77,764,728	0.8%
EnCana Corp.	1,459,886	95,057,930	1.0%
# Sun Life Financial, Inc.	1,300,100	69,077,767	0.7%
Other Securities		358,843,594	3.7%
TOTAL — CANADA		600,744,019	6.2%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		88,148,818	0.9%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		96,149,718	1.0%
FRANCE — (9.3%)
COMMON STOCKS — (9.3%)
# AXA SA	2,905,543	118,407,106	1.2%
BNP Paribas SA	1,666,604	187,856,187	2.0%
Compagnie de Saint-Gobain	598,264	58,598,294	0.6%
Renault SA	394,997	57,294,911	0.6%
Vivendi SA	2,554,386	117,136,324	1.2%
Other Securities		413,458,699	4.3%
TOTAL — FRANCE		952,751,521	9.9%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Allianz SE	464,749	96,033,294	1.0%
Allianz SE Sponsored ADR	2,772,640	57,060,931	0.6%
Daimler AG	1,734,297	176,535,855	1.8%
Deutsche Bank AG	801,377	105,499,590	1.1%
Deutsche Telekom AG Sponsored ADR	2,860,650	63,077,333	0.7%
E.ON AG	677,579	137,950,169	1.4%
E.ON AG Sponsored ADR	1,091,708	74,253,065	0.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	400,549	$73,069,532	0.8%
Volkswagen AG	499,652	119,853,330	1.2%
Other Securities		296,666,898	3.1%
TOTAL — GERMANY		1,199,999,997	12.5%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		44,795,991	0.5%
HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cheung Kong Holdings, Ltd.	3,320,000	62,820,701	0.7%
Hutchison Whampoa, Ltd.	4,729,000	56,465,323	0.6%
Sun Hung Kai Properties, Ltd.	2,892,000	60,191,545	0.6%
Other Securities		140,438,099	1.4%
TOTAL COMMON STOCKS		319,915,668	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,065	0.0%
TOTAL — HONG KONG		319,923,733	3.3%
IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
CRH P.L.C.	1,259,311	47,527,698	0.5%
Other Securities		67,147,870	0.7%
TOTAL — IRELAND		114,675,568	1.2%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
UniCredito Italiano SpA	11,544,563	98,106,972	1.0%
Other Securities		195,846,128	2.1%
TOTAL — ITALY		293,953,100	3.1%
JAPAN — (10.6%)
COMMON STOCKS — (10.6%)
Matsushita Electric Industrial Co., Ltd.	3,985,135	81,039,212	0.9%
Millea Holdings, Inc.	1,629,300	57,259,468	0.6%
Other Securities		954,785,990	9.8%
TOTAL — JAPAN		1,093,084,670	11.3%
NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
Aegon NV	3,298,073	58,880,389	0.6%
ArcelorMittal	1,288,819	95,046,984	1.0%
ING Groep NV	3,203,383	124,262,135	1.3%
Koninklijke Philips Electronics NV	2,318,687	96,519,107	1.0%
Other Securities		60,981,814	0.6%
TOTAL — NETHERLANDS		435,690,429	4.5%
NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,852,406	0.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Orkla ASA	2,900,350	$52,226,456	0.6%
Other Securities		63,265,967	0.6%
TOTAL COMMON STOCKS		115,492,423	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,673,103	0.0%
TOTAL — NORWAY		117,165,526	1.2%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		24,575,795	0.3%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		90,758,207	0.9%
SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
Banco Santander Central Hispano SA	7,329,732	157,030,271	1.6%
Repsol YPF SA	1,547,213	57,107,719	0.6%
Other Securities		160,985,717	1.7%
TOTAL — SPAIN		375,123,707	3.9%
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	4,414,518	74,173,347	0.8%
Other Securities		185,350,005	1.9%
TOTAL — SWEDEN		259,523,352	2.7%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	85,984,030	0.9%
Credit Suisse Group	1,826,488	110,362,858	1.2%
Swiss Re	639,545	47,455,334	0.5%
Zurich Financial SVCS AG	298,280	86,931,188	0.9%
Other Securities		272,582,833	2.8%
TOTAL — SWITZERLAND		603,316,243	6.3%
UNITED KINGDOM — (21.6%)
COMMON STOCKS — (21.6%)
Anglo American P.L.C.	2,642,872	178,080,614	1.9%
Aviva P.L.C.	6,768,276	94,828,273	1.0%
Barclays P.L.C. Sponsored ADR	2,210,690	102,487,588	1.1%
HBOS P.L.C.	8,458,158	138,674,399	1.4%
HSBC Holdings P.L.C. Sponsored ADR	2,078,943	177,749,626	1.8%
Royal & Sun Alliance Insurance Group P.L.C.	17,295,699	52,747,937	0.5%
Royal Bank of Scotland Group P.L.C.	26,156,342	246,974,005	2.6%
Royal Dutch Shell P.L.C. ADR	1,052,345	84,861,101	0.9%
Vodafone Group P.L.C.	61,674,811	230,796,469	2.4%
Vodafone Group P.L.C. Sponsered ADR	5,845,118	217,730,645	2.3%
Xstrata P.L.C.	827,417	58,105,667	0.6%
Other Securities		638,504,968	6.5%
TOTAL — UNITED KINGDOM		2,221,541,292	23.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $32,795,000 FNMA 6.50%, 08/01/36, valued at $29,911,603) to be repurchased at $29,478,903	$29,468	$29,468,000	0.3%
SECURITIES LENDING COLLATERAL — (6.4%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $237,187,054 FNMA 7.000%, 08/01/37, valued at $238,933,798) to be repurchased at $234,339,202	234,249	234,248,821	2.4%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,218,550 FNMA, rates ranging from 5.920%(r) to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	1.0%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $177,712,412 FHLMC, rates ranging from 5.000% to 6.5000%, maturities ranging from 11/01/21 to 11/01/37 & FNMA, rates ranging from 4.993%(r) to 6.251%(r), maturities ranging from 07/01/16 to 01/01/37, valued at $166,090,310) to be repurchased at $162,896,464	162,834	162,833,637	1.7%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $62,244,609 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 12/01/37, valued at $62,877,930) to be repurchased at $61,664,000	61,640	61,640,217	0.7%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $123,598,062 FHLMC, rates ranging from 4.500% to 7.000, maturities ranging from 09/01/35 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/33 to 10/01/37, valued at $107,101,957) to be repurchased at $105,040,513	105,000	105,000,000	1.1%
TOTAL SECURITIES LENDING COLLATERAL		663,722,675	6.9%
TOTAL INVESTMENTS — (100.0%) (Cost $7,565,570,045)		$10,282,299,430	106.7%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
Alpine Electronics, Inc.	237,300	$4,028,660	0.3%
Exedy Corp.	126,600	4,375,292	0.3%
#* J Front Retailing Co., Ltd.	529,077	4,804,380	0.3%
# Juki Corp.	455,000	3,826,474	0.3%
Kayaba Industry Co., Ltd.	763,000	4,574,986	0.3%
K's Holdings Corp.	137,572	3,922,106	0.3%
# Matsuya Co., Ltd.	189,000	3,727,680	0.3%
Nissan Shatai Co., Ltd.	537,000	4,235,617	0.3%
# PanaHome Corp.	546,000	3,732,300	0.3%
# Parco Co., Ltd.	285,000	3,786,651	0.3%
Resorttrust, Inc.	178,608	3,764,113	0.3%
# Sanyo Shokai, Ltd.	474,000	3,735,687	0.3%
# Tokyo Style Co., Ltd.	354,000	3,766,509	0.3%
# Yoshinoya Holdings Co., Ltd.	2,227	3,764,834	0.3%
# Zenrin Co., Ltd.	134,000	4,251,629	0.3%
# Zensho Co., Ltd.	381,800	3,795,929	0.3%
Other Securities		285,449,467	18.4%
Total Consumer Discretionary		349,542,314	23.2%
Consumer Staples — (7.2%)
Heiwado Co., Ltd.	209,000	3,789,929	0.3%
Sugi Pharmacy Co., Ltd.	124,700	3,729,574	0.2%
Other Securities		135,213,568	9.0%
Total Consumer Staples		142,733,071	9.5%
Energy — (1.1%)
# Modec, Inc.	130,400	4,353,284	0.3%
Other Securities		17,288,427	1.1%
Total Energy		21,641,711	1.4%
Financials — (7.1%)
Kiyo Holdings, Inc.	2,247,000	3,779,063	0.3%
# The Bank of Iwate, Ltd.	66,500	4,230,096	0.3%
# TOC Co., Ltd.	443,950	3,797,521	0.3%
Other Securities		128,809,955	8.5%
Total Financials		140,616,635	9.4%
Health Care — (3.4%)
Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586	0.3%
Miraca Holdings, Inc.	156,000	3,800,167	0.2%
Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842	0.3%
Nihon Kohden Corp.	159,000	3,797,463	0.2%
# Nipro Corp.	211,000	4,080,891	0.3%
Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017	0.3%
Other Securities		44,049,460	3.0%
Total Health Care		68,836,426	4.6%
Industrials — (20.7%)
# Chudenko Corp.	220,000	4,188,948	0.3%
# Daiseki Co., Ltd.	140,712	4,739,952	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	4,053,545	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Hitachi Transport System, Ltd.	358,000	$4,122,942	0.3%
Iino Kaiun Kaisha, Ltd.	355,000	4,160,081	0.3%
Kintetsu World Express, Inc.	120,000	4,556,939	0.3%
# Meitec Corp.	138,800	4,655,867	0.3%
# Nissha Printing Co., Ltd.	108,200	3,943,441	0.3%
# Ryobi, Ltd.	587,000	3,962,838	0.3%
# Toyo Engineering Corp.	661,000	4,030,510	0.3%
Tsubakimoto Chain Co.	609,000	3,921,122	0.3%
Other Securities		364,802,032	24.0%
Total Industrials		411,138,217	27.3%
Information Technology — (9.3%)
Capcom Co., Ltd.	171,600	4,665,895	0.3%
Hitachi Kokusai Electric, Inc.	319,000	4,159,828	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,110,626	0.3%
# Hosiden Corp.	255,600	4,336,118	0.3%
Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611	0.3%
# Koei Co., Ltd.	244,400	4,838,265	0.3%
Other Securities		157,253,355	10.4%
Total Information Technology		184,155,698	12.2%
Materials — (8.4%)
Adeka Corp.	359,000	3,804,224	0.3%
# Daio Paper Corp.	446,000	3,897,676	0.3%
Nifco, Inc.	171,000	4,197,452	0.3%
# Nippon Paint Co., Ltd.	798,000	4,287,268	0.3%
# Sanyo Special Steel Co., Ltd.	582,000	4,070,941	0.3%
Other Securities		146,841,475	9.6%
Total Materials		167,099,036	11.1%
Utilities — (0.5%)
Total Utilities		9,771,836	0.7%
TOTAL COMMON STOCKS		1,495,534,944	99.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000	0.0%
SECURITIES LENDING COLLATERAL — (24.7%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000	3.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168	2.7%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335	26.7%
TOTAL SECURITIES LENDING COLLATERAL		492,096,503	32.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,055,755,063)		$1,988,304,447	132.1%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
# ABB Grain, Ltd.	730,107	$5,418,163	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,978,122	0.6%
Ansell, Ltd.	735,509	7,519,974	0.6%
# APA Group	1,859,764	6,066,245	0.5%
#* Arrow Energy NL	2,520,200	6,867,628	0.6%
#* Austar United Communications, Ltd.	5,107,520	7,060,198	0.6%
# Australian Infrastructure Fund	1,930,563	5,638,865	0.5%
* Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609	0.6%
# Bank of Queensland, Ltd.	533,264	8,598,824	0.7%
# Beach Petroleum, Ltd.	4,600,716	5,863,973	0.5%
# Bendigo Bank, Ltd. (6091280)	723,717	11,093,251	0.9%
* Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429	0.6%
Bradken, Ltd.	502,909	6,035,808	0.5%
# Campbell Brothers, Ltd.	235,374	7,008,980	0.6%
# Centennial Coal Co., Ltd.	1,430,060	5,960,721	0.5%
# Coates Hire, Ltd.	1,227,266	7,108,082	0.6%
# ConnectEast Group	6,458,097	9,638,821	0.8%
Crane Group, Ltd.	340,809	5,039,487	0.4%
# David Jones, Ltd.	2,333,382	10,347,237	0.9%
Downer EDI, Ltd.	1,571,249	6,853,889	0.6%
# DUET Group	2,936,441	8,757,139	0.7%
Dyno Nobel, Ltd.	3,942,400	8,595,207	0.7%
Felix Resources, Ltd.	790,316	5,608,676	0.5%
# FKP Property Group	1,209,044	7,830,984	0.7%
# Flight Centre, Ltd.	350,031	9,087,454	0.8%
# Futuris Corp., Ltd.	3,100,588	5,822,185	0.5%
# Gunns, Ltd.	1,892,783	6,377,991	0.5%
Incitec Pivot, Ltd.	218,180	17,572,572	1.5%
# JB Hi-Fi, Ltd.	516,355	7,421,459	0.6%
Jubilee Mines NL	494,194	10,101,311	0.8%
# MacArthur Coal, Ltd.	764,173	6,097,719	0.5%
#* Mount Gibson Iron, Ltd.	3,240,121	7,542,313	0.6%
# New Hope Corp., Ltd.	3,651,457	7,688,886	0.6%
# Nufarm, Ltd.	424,178	6,306,474	0.5%
Pacific Brands, Ltd.	2,646,694	7,322,544	0.6%
#* Pan Australian Resources, Ltd.	6,231,776	5,576,858	0.5%
Paperlinx, Ltd.	2,344,452	5,048,540	0.4%
#* Portman, Ltd.	629,506	6,223,314	0.5%
# Primary Health Care, Ltd.	579,048	6,353,132	0.5%
# Ramsay Health Care, Ltd.	596,658	5,799,579	0.5%
Reece Australia, Ltd.	251,463	6,225,973	0.5%
#* Riversdale Mining, Ltd.	804,086	7,046,244	0.6%
# Transfield Services, Ltd.	768,280	10,484,904	0.9%
Other Securities		414,531,550	34.2%
TOTAL COMMON STOCKS		732,533,314	60.8%
PREFERRED STOCKS — (0.0%)
Other Securities		874,994	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		219,788	0.0%
TOTAL — AUSTRALIA		733,628,096	60.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
Allied Properties, Ltd.	12,686,000	$5,673,199	0.5%
# Ports Design, Ltd.	1,507,500	5,179,940	0.4%
Other Securities		228,088,258	18.9%
TOTAL COMMON STOCKS		238,941,397	19.8%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,459,640	0.1%
TOTAL — HONG KONG		240,401,037	19.9%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,834	0.0%
NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292	0.6%
Sky City Entertainment Group, Ltd.	1,896,268	6,932,200	0.6%
Other Securities		43,589,550	3.6%
TOTAL — NEW ZEALAND		57,440,042	4.8%
SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368	0.7%
Labroy Marine, Ltd.	3,343,000	6,538,436	0.6%
Raffles Education Corp., Ltd.	2,403,000	5,353,282	0.5%
Other Securities		139,836,968	11.5%
TOTAL COMMON STOCKS		159,919,054	13.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		306,773	0.0%
TOTAL — SINGAPORE		160,225,827	13.3%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		5,591	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		269,717	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	$4,097,000	0.3%
SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	4.1%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	8.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673	6.9%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741	12.5%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162	5.9%
TOTAL SECURITIES LENDING COLLATERAL		454,229,576	37.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,263,895,537)		$1,650,300,720	136.9%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
Greene King P.L.C.	411,407	$6,921,476	0.6%
Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905	0.6%
Other Securities		156,370,961	13.5%
Total Consumer Discretionary		170,621,342	14.7%
Consumer Staples — (4.7%)
Marston's P.L.C.	1,247,442	8,609,175	0.7%
Other Securities		46,715,756	4.1%
Total Consumer Staples		55,324,931	4.8%
Energy — (8.8%)
Burren Energy P.L.C.	476,536	12,229,468	1.1%
* Dana Petroleum P.L.C.	337,760	9,190,529	0.8%
Expro International Group P.L.C.	429,435	8,954,966	0.8%
Hunting P.L.C.	485,389	6,995,372	0.6%
John Wood Group P.L.C.	1,504,358	12,695,851	1.1%
* Premier Oil P.L.C.	335,038	8,937,404	0.8%
*# Soco International P.L.C.	294,449	14,071,036	1.2%
Venture Production P.L.C.	437,094	7,146,277	0.6%
Other Securities		24,367,618	2.0%
Total Energy		104,588,521	9.0%
Financials — (14.3%)
Aberdeen Asset Management P.L.C.	2,493,376	8,592,838	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	6,964,099	0.6%
Derwent London P.L.C.	345,803	10,690,288	0.9%
# F&C Asset Management P.L.C.	1,670,683	6,933,855	0.6%
Henderson Group P.L.C.	2,973,714	8,786,434	0.8%
Hiscox, Ltd.	1,606,168	8,815,949	0.8%
IG Group Holdings P.L.C.	1,209,607	10,165,082	0.9%
Other Securities		109,649,360	9.4%
Total Financials		170,597,905	14.7%
Health Care — (3.2%)
* Gyrus Group P.L.C.	623,812	7,774,656	0.7%
SSL International P.L.C.	779,371	8,066,732	0.7%
Other Securities		21,913,859	1.9%
Total Health Care		37,755,247	3.3%
Industrials — (34.9%)
Aggreko P.L.C.	1,047,234	10,911,260	0.9%
Amec P.L.C.	762,317	12,027,803	1.0%
Arriva P.L.C.	577,614	9,690,241	0.8%
Atkins WS P.L.C.	445,124	11,058,742	1.0%
Babcock International Group P.L.C.	857,669	10,393,531	0.9%
Carillion P.L.C.	1,160,755	8,818,156	0.8%
* Charter P.L.C.	613,283	10,878,338	0.9%
Cookson Group P.L.C.	780,702	11,967,847	1.0%
Davis Service Group P.L.C.	701,142	7,619,306	0.7%
De La Rue P.L.C.	631,439	11,318,867	1.0%
* easyJet P.L.C.	742,283	8,592,046	0.7%
Forth Ports P.L.C.	187,302	7,008,426	0.6%
Go-Ahead Group P.L.C.	178,245	9,062,610	0.8%
Homeserve P.L.C.	238,474	8,727,754	0.8%
Intertek Group P.L.C.	615,784	11,448,487	1.0%
* Invensys P.L.C.	1,628,063	8,332,032	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Michael Page International P.L.C.	1,292,259	$8,686,749	0.8%
Mitie Group P.L.C.	1,263,634	7,150,545	0.6%
SIG P.L.C.	487,628	8,665,468	0.8%
Stagecoach Group P.L.C.	1,492,069	7,573,445	0.7%
The Weir Group P.L.C.	853,629	13,722,292	1.2%
VT Group P.L.C.	708,023	9,376,850	0.8%
Other Securities		201,498,935	17.3%
Total Industrials		414,529,730	35.8%
Information Technology — (11.4%)
* Autonomy Corp. P.L.C.	735,861	12,067,144	1.0%
Electrocomponents P.L.C.	1,509,894	6,868,178	0.6%
Halma P.L.C.	1,554,692	6,849,328	0.6%
Laird Group P.L.C.	696,658	8,392,854	0.7%
Misys P.L.C.	2,032,165	8,387,962	0.7%
Rotork P.L.C.	368,996	7,458,499	0.7%
Spectris P.L.C.	508,179	8,013,242	0.7%
Other Securities		77,914,624	6.7%
Total Information Technology		135,951,831	11.7%
Materials — (3.4%)
DS Smith P.L.C.	1,629,320	7,031,837	0.6%
Other Securities		33,957,121	2.9%
Total Materials		40,988,958	3.5%
Telecommunication Services — (0.9%)
Total Telecommunication Services		10,468,099	0.9%
Utilities — (0.6%)
Total Utilities		7,756,580	0.7%
TOTAL COMMON STOCKS		1,148,583,144	99.1%
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Total Consumer Staples		3,349	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		30,969	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000	0.1%
SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871	0.2%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/01/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287	3.2%
TOTAL SECURITIES LENDING COLLATERAL		39,339,158	3.4%
TOTAL INVESTMENTS — (100.0%) (Cost $837,642,168)		$1,188,779,620	102.6%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		$52,317,334	2.3%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & Van Haaren	85,898	8,768,567	0.4%
Bekaert SA	59,440	8,244,505	0.4%
Other Securities		72,415,978	3.2%
TOTAL COMMON STOCKS		89,429,050	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,288	0.0%
TOTAL — BELGIUM		89,433,338	4.0%
DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		77,895,429	3.5%
FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
# Amer Sports Oyj Series A	269,460	7,358,373	0.3%
KCI Konecranes Oyj	255,800	9,757,155	0.4%
Nokian Renkaat Oyj	384,580	14,610,945	0.7%
Other Securities		108,966,962	4.8%
TOTAL COMMON STOCKS		140,693,435	6.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		217,182	0.0%
TOTAL — FINLAND		140,910,617	6.2%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
# Bourbon SA	139,178	9,275,996	0.4%
Nexans SA	80,936	10,802,438	0.5%
SCOR SE	282,143	7,317,962	0.3%
* UbiSoft Entertainment SA	102,741	8,933,297	0.4%
Other Securities		258,703,076	11.5%
TOTAL COMMON STOCKS		295,032,769	13.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,729	0.0%
TOTAL — FRANCE		295,064,498	13.1%
GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
Bilfinger Berger AG	136,777	11,129,356	0.5%
MTU Aero Engines Holding AG	164,627	8,791,293	0.4%
MVV Energie AG	143,467	6,909,290	0.3%
*# QIAGEN NV	531,102	11,307,987	0.5%
Rheinmetall AG	86,437	7,188,072	0.3%
Rhoen-Klinikum AG	298,808	9,416,708	0.4%
* SGL Carbon AG	228,535	12,974,931	0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	181,686	$11,244,557	0.5%
Wincor Nixdorf AG	117,600	10,149,883	0.5%
Other Securities		253,774,100	11.2%
TOTAL COMMON STOCKS		342,886,177	15.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,104	0.0%
TOTAL — GERMANY		342,891,281	15.2%
GREECE — (4.0%)
COMMON STOCKS — (4.0%)
Bank of Greece	61,332	8,060,285	0.4%
Other Securities		99,251,819	4.4%
TOTAL COMMON STOCKS		107,312,104	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,427	0.0%
TOTAL — GREECE		107,324,531	4.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	324,316	8,077,177	0.4%
* Dragon Oil P.L.C.	1,510,561	9,851,756	0.4%
IAWS Group P.L.C.	368,887	7,993,147	0.4%
Kingspan Group P.L.C.	326,615	6,888,118	0.3%
Other Securities		40,307,761	1.7%
TOTAL — IRELAND		73,117,959	3.2%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,144,479	7,544,774	0.3%
Other Securities		166,480,838	7.4%
TOTAL COMMON STOCKS		174,025,612	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		534,824	0.0%
TOTAL — ITALY		174,560,436	7.7%
NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
Aalberts Industries NV	372,614	7,820,426	0.3%
Boskalis Westminster CVA	223,109	13,387,324	0.6%
# Hagemeyer NV	1,941,147	13,232,746	0.6%
Koninklijke Bam Groep NV	436,318	10,412,372	0.5%
Nutreco Holding NV	146,191	8,913,926	0.4%
OPG Groep NV	218,634	7,045,692	0.3%
Stork NV	105,189	7,330,987	0.3%
*# Tele Atlas NV	351,470	14,488,334	0.6%
Other Securities		122,614,023	5.5%
TOTAL — NETHERLANDS		205,245,830	9.1%
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		71,389,878	3.2%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Jeronimo Martins SGPS SA	853,785	$6,868,793	0.3%
Other Securities		22,850,888	1.0%
TOTAL COMMON STOCKS		29,719,681	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,983	0.0%
TOTAL — PORTUGAL		29,735,664	1.3%
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
# SOS Cuetara SA	363,709	7,508,500	0.3%
Other Securities		124,064,530	5.5%
TOTAL — SPAIN		131,573,030	5.8%
SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
OMX AB	189,900	7,926,174	0.4%
Other Securities		124,814,260	5.5%
TOTAL — SWEDEN		132,740,434	5.9%
SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
* Actelion, Ltd.	177,806	7,871,574	0.4%
Bank Sarasin & Cie Series B	1,778	8,466,979	0.4%
Barry Callebaut AG	10,927	8,519,989	0.4%
Bucher Industries AG	33,989	8,422,047	0.4%
Clariant AG	794,519	7,017,251	0.3%
Galenica Holding AG	15,936	8,660,554	0.4%
George Fisher AG	11,518	7,588,949	0.3%
Kuoni Reisen Holding AG	13,794	7,297,392	0.3%
* Logitech International SA	242,719	8,263,166	0.4%
Lonza Group AG	126,465	14,774,409	0.7%
PSP Swiss Property AG	148,025	7,592,864	0.3%
Rieters Holdings AG	15,890	7,900,389	0.4%
Sika AG	7,511	13,988,654	0.6%
Sulzer AG	14,002	21,170,814	0.9%
Valiant Holding AG	60,231	9,412,840	0.4%
Other Securities		178,114,825	7.8%
TOTAL COMMON STOCKS		325,062,696	14.4%
PREFERRED STOCKS — (0.1%)
Other Securities		1,861,695	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		72,405	0.0%
TOTAL — SWITZERLAND		326,996,796	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	$1,889,000	0.1%
SECURITIES LENDING COLLATERAL — (15.3%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045	0.5%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000	1.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106	14.1%
TOTAL SECURITIES LENDING COLLATERAL		406,989,151	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,802,732,916)		$2,660,075,206	117.9%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
Astral Media, Inc. Class A	61,500	$2,690,760	1.3%
# Corus Entertainment, Inc. Class B	48,900	2,418,226	1.1%
* Great Canadian Gaming Corp.	82,200	1,353,902	0.6%
Linamar Corp.	70,700	1,408,414	0.7%
* RONA, Inc.	149,300	2,611,388	1.2%
# Torstar Corp. Class B	72,900	1,402,666	0.7%
Other Securities		9,604,607	4.5%
Total Consumer Discretionary		21,489,963	10.1%
Consumer Staples — (3.4%)
# Rothmans, Inc.	80,000	2,000,100	0.9%
* Saskatchewan Wheat Pool, Inc.	264,000	2,943,747	1.4%
Other Securities		3,255,612	1.5%
Total Consumer Staples		8,199,459	3.8%
Energy — (20.1%)
* Denison Mines Corp.	239,400	2,202,590	1.0%
* Duvernay Oil Corp.	57,600	1,414,727	0.7%
# Ensign Energy Services, Inc.	150,400	2,194,446	1.0%
* Oilexco, Inc.	147,400	2,206,688	1.0%
* Petrobank Energy & Resources, Ltd.	67,000	3,366,248	1.6%
ShawCor, Ltd.	74,900	2,547,476	1.2%
# Trican Well Service, Ltd.	150,200	2,552,026	1.2%
* UEX Corp.	179,100	1,352,273	0.6%
* UTS Energy Corp.	507,000	2,707,515	1.3%
Other Securities		27,619,654	13.0%
Total Energy		48,163,643	22.6%
Financials — (5.3%)
Canadian Western Bank	71,100	1,921,929	0.9%
* Dundee Corp. Class A	75,200	1,638,690	0.8%
Home Capital Group, Inc.	35,700	1,419,503	0.7%
Kingsway Financial Services, Inc.	74,800	1,207,332	0.6%
Other Securities		6,438,210	2.9%
Total Financials		12,625,664	5.9%
Health Care — (5.5%)
* Axcan Pharma, Inc.	69,700	1,566,934	0.7%
MDS, Inc.	160,800	3,256,363	1.5%
Other Securities		8,301,547	3.9%
Total Health Care		13,124,844	6.1%
Industrials — (11.1%)
Evertz Technologies, Ltd.	47,900	1,820,291	0.9%
Methanex Corp.	123,100	3,656,253	1.7%
Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791	1.2%
# Russel Metals, Inc.	81,700	2,009,103	0.9%
* Silver Standard Resources, Inc.	41,692	1,508,909	0.7%
* Stantec, Inc.	56,300	1,900,220	0.9%
Toromont Industries, Ltd.	76,900	2,047,949	1.0%
Transcontinental, Inc. Class A	87,400	1,589,885	0.8%
Other Securities		9,586,454	4.4%
Total Industrials		26,666,855	12.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (7.0%)
* Celestica, Inc.	251,756	$1,465,293	0.7%
* MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075	0.9%
*# Open Text Corp.	60,900	1,998,838	0.9%
Quebecor, Inc. Class B	55,000	2,131,907	1.0%
Other Securities		9,503,008	4.4%
Total Information Technology		16,924,121	7.9%
Materials — (26.1%)
CCL Industries, Inc. Class B	33,400	1,245,214	0.6%
* Eastern Platinum, Ltd.	736,790	2,026,274	1.0%
* Eldorado Gold Corp.	377,395	2,200,323	1.0%
* Equinox Minerals, Ltd.	640,890	2,781,602	1.3%
* FNX Mining Co., Inc.	39,806	1,332,373	0.6%
# Harry Winston Diamond Corp.	69,100	2,622,476	1.2%
IAMGOLD Corp.	359,000	3,091,145	1.5%
* Major Drilling Group International, Inc.	27,700	1,598,370	0.8%
* Miramar Mining Corp.	203,970	1,276,916	0.6%
# Nova Chemicals Corp.	37,400	1,209,950	0.6%
* Pan Amer Silver Corp.	70,200	2,235,280	1.0%
# Silvercorp Metals, Inc.	155,100	1,270,333	0.6%
* Thompson Creek Metals Company, Inc.	124,000	2,473,924	1.2%
* Timminco, Ltd.	98,400	1,431,792	0.7%
# West Fraser Timber Co., Ltd.	41,600	1,245,982	0.6%
Other Securities		34,664,309	16.1%
Total Materials		62,706,263	29.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		105,605	0.1%
Utilities — (1.3%)
Total Utilities		3,033,349	1.4%
TOTAL COMMON STOCKS		213,039,766	99.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		8,708	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000	0.0%
SECURITIES LENDING COLLATERAL — (11.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854	10.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946	2.5%
TOTAL SECURITIES LENDING COLLATERAL		27,111,800	12.7%
TOTAL INVESTMENTS — (100.0%) (Cost $246,828,280)		$240,268,274	112.5%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$13,639,173	0.4%
BRAZIL — (11.3%)
COMMON STOCKS — (1.4%)
Companhia Siderurgica Nacional SA	241,404	18,381,015	0.5%
Other Securities		37,867,679	1.0%
TOTAL COMMON STOCKS		56,248,694	1.5%
PREFERRED STOCKS — (9.9%)
Banci Itau Holding Financeira SA	1,736,000	47,934,401	1.3%
Banco Bradesco SA	1,604,316	50,920,723	1.4%
Companhia de Bebidas das Americas Preferred ADR	382,700	28,733,116	0.8%
Companhia Vale do Rio Doce Series A	2,791,120	81,194,237	2.2%
Gerdau SA	697,734	19,810,710	0.5%
Investimentos Itau SA	3,669,626	26,610,776	0.7%
Telecomunicacoes de Sao Paulo SA	621,100	16,456,881	0.4%
Unibanco-Uniao de Bancos Brasileiros Units SA	1,780,960	26,425,802	0.7%
Usinas Siderurgicas de Minas Gerais SA Series A	300,808	15,252,687	0.4%
Other Securities		95,185,723	2.6%
TOTAL PREFERRED STOCKS		408,525,056	11.0%
TOTAL — BRAZIL		464,773,750	12.5%
CHILE — (2.6%)
COMMON STOCKS — (2.6%)
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	20,838,290	0.6%
Other Securities		85,032,521	2.3%
TOTAL COMMON STOCKS		105,870,811	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184	0.0%
TOTAL — CHILE		105,870,995	2.9%
CHINA — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		161,833,299	4.4%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
# CEZ A.S.	381,144	28,266,227	0.8%
Other Securities		17,906,045	0.4%
TOTAL — CZECH REPUBLIC		46,172,272	1.2%
HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
# MOL Hungarian Oil & Gas NYRT	168,429	24,129,404	0.7%
OTP Bank NYRT	471,768	23,254,916	0.6%
Other Securities		17,618,285	0.4%
TOTAL — HUNGARY		65,002,605	1.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (13.4%)
COMMON STOCKS — (13.4%)
HDFC Bank, Ltd.	386,733	$16,882,649	0.5%
ICICI Bank Sponsored ADR	629,447	38,087,838	1.0%
Infosys Technologies, Ltd.	657,429	26,728,909	0.7%
ITC, Ltd.	3,899,423	18,668,764	0.5%
Larsen & Toubro, Ltd.	216,588	22,596,425	0.6%
Reliance Communications, Ltd.	1,721,955	29,353,112	0.8%
Reliance Industries, Ltd.	1,772,347	128,087,323	3.5%
Other Securities		268,738,057	7.2%
TOTAL COMMON STOCKS		549,143,077	14.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,814,351	0.1%
TOTAL — INDIA		550,957,428	14.9%
INDONESIA — (2.3%)
COMMON STOCKS — (2.3%)
PT Astra International Tbk	6,034,461	16,193,136	0.4%
PT Telekomunikasi Indonesia Tbk	33,437,640	36,221,136	1.0%
Other Securities		41,859,825	1.1%
TOTAL — INDONESIA		94,274,097	2.5%
ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	59,001,976	1.6%
Other Securities		90,768,627	2.4%
TOTAL — ISRAEL		149,770,603	4.0%
MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
Other Securities		177,379,685	4.8%
MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
# America Movil S.A.B. de C.V. Series L	28,536,559	87,774,610	2.4%
America Movil S.A.B. de C.V. Series L ADR	376,240	23,198,958	0.6%
Cemex S.A.B. de C.V. Sponsored ADR	771,224	22,064,719	0.6%
Grupo Mexico S.A.B. de C.V. Series B	2,792,574	19,560,179	0.5%
# Telefonos de Mexico S.A.B. de C.V.	12,016,800	22,353,506	0.6%
# Wal-Mart de Mexico SAB de C.V. Series V	7,283,165	26,334,910	0.7%
Other Securities		131,008,634	3.6%
TOTAL — MEXICO		332,295,516	9.0%
PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		38,090,356	1.0%
POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Bank Pekao SA	156,792	15,615,663	0.4%
Other Securities		64,854,883	1.8%
TOTAL — POLAND		80,470,546	2.2%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (10.7%)
COMMON STOCKS — (10.7%)
# Anglo American Platinum Corp., Ltd.	180,856	$25,826,236	0.7%
# AngloGold Ashanti, Ltd.	402,684	19,882,727	0.5%
FirstRand, Ltd.	7,981,316	25,137,670	0.7%
Impala Platinum Holdings, Ltd.	749,481	26,030,018	0.7%
MTN Group, Ltd.	2,592,990	52,413,646	1.4%
Naspers, Ltd. Series N	585,271	15,480,433	0.4%
Sasol, Ltd. Sponsored ADR	1,029,100	52,010,714	1.4%
Standard Bank Group, Ltd.	2,128,042	32,837,197	0.9%
Telkom South Africa, Ltd.	710,238	15,248,752	0.4%
Other Securities		176,098,846	4.8%
TOTAL — SOUTH AFRICA		440,966,239	11.9%
SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
# Hyundai Heavy Industries Co., Ltd.	49,890	25,620,672	0.7%
POSCO	46,060	29,288,012	0.8%
Samsung Electronics Co., Ltd.	97,139	59,631,385	1.6%
Other Securities		307,917,331	8.3%
TOTAL — SOUTH KOREA		422,457,400	11.4%
TAIWAN — (8.4%)
COMMON STOCKS — (8.4%)
Cathay Financial Holdings Co., Ltd.	8,465,487	19,085,314	0.5%
Hon Hai Precision Industry Co., Ltd.	5,183,007	33,371,280	0.9%
Nan Ya Plastic Corp.	6,878,218	17,980,637	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	42,022,052	1.1%
Other Securities		233,960,968	6.3%
TOTAL — TAIWAN		346,420,251	9.3%
THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		60,653,553	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,969	0.0%
TOTAL — THAILAND		60,664,522	1.6%
TURKEY — (3.3%)
COMMON STOCKS — (3.3%)
Akbank T.A.S.	2,662,780	19,122,576	0.5%
Turkiye Garanti Bankasi A.S.	3,760,431	32,752,648	0.9%
Turkiye Is Bankasi A.S.	2,860,249	18,320,737	0.5%
Other Securities		66,891,209	1.8%
TOTAL — TURKEY		137,087,170	3.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $14,700,000 FNMA 6.50%, 08/01/37, valued at $14,885,762) to be repurchased at $14,669,426	$14,664	$14,664,000	0.4%
SECURITIES LENDING COLLATERAL — (9.8%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $100,023,188 FHLMC 6.000%, 08/01/37 & 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000	2.7%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,303,980 FHLMC 5.000%, 12/01/37 & 5.921%(r), 07/01/37 & FNMA 6.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000	2.7%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $185,090,504 FHLMC, rates ranging from 4.434%(r) to 6.500%, maturities ranging from 11/01/34 to 09/01/37 & FNMA 5.890%(r), 07/01/17, valued at $155,899,376) to be repurchased at $152,901,497	152,843	152,842,525	4.1%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $61,909,838 FHLMC 6.500%, 10/01/22 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 04/01/09 to 10/01/37, valued at $51,000,782) to be repurchased at $50,019,292	50,000	50,000,000	1.4%
TOTAL SECURITIES LENDING COLLATERAL		402,842,525	10.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,100,595,802)		$4,105,632,432	110.7%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,291,290	0.2%
BRAZIL — (10.0%)
COMMON STOCKS — (1.6%)
Perdigao SA	311,716	7,497,737	0.5%
Weg SA	890,600	12,027,348	0.8%
Other Securities		8,439,022	0.5%
TOTAL COMMON STOCKS		27,964,107	1.8%
PREFERRED STOCKS — (8.4%)
ArcelorMittal Inox Brasil SA	124,376	5,954,812	0.4%
Braskem SA Special Preferred A Sponsored ADR	301,000	5,372,850	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800	7,438,266	0.5%
Duratex SA	370,000	9,225,749	0.6%
Eletropaulo Metropolita SA Preferred A	69,600,000	4,778,473	0.3%
Klabin SA	3,038,300	11,999,311	0.8%
Lojas Americanas SA	421,903	4,047,934	0.3%
Metalurgica Gerdau SA	145,929	5,680,217	0.4%
* Net Servicos de Comunicacao SA	400,902	5,948,565	0.4%
Sadia SA	1,138,000	7,020,851	0.5%
Sadia SA ADR	90,000	5,508,000	0.4%
Suzano Papel e Celullose SA	617,034	10,291,358	0.7%
Ultrapar Participacoes SA	137,030	4,823,224	0.3%
Vivo Participacoes SA	660,412	3,919,665	0.3%
Votorantim Celulose e Papel SA Sponsored ADR	149,200	4,956,424	0.3%
Other Securities		44,975,894	2.7%
TOTAL PREFERRED STOCKS		141,941,593	9.3%
TOTAL — BRAZIL		169,905,700	11.1%
CHILE — (1.3%)
COMMON STOCKS — (1.3%)
* Compania SudAmericana de Vapores SA	1,682,905	3,825,162	0.3%
Other Securities		18,881,444	1.2%
TOTAL — CHILE		22,706,606	1.5%
CHINA — (5.8%)
COMMON STOCKS — (5.8%)
Chaoda Modern Agriculture	4,027,631	3,786,052	0.3%
# Li Ning Co., Ltd.	1,437,000	4,894,511	0.3%
Other Securities		90,619,655	5.9%
TOTAL COMMON STOCKS		99,300,218	6.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26,143	0.0%
TOTAL — CHINA		99,326,361	6.5%
HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		8,421,957	0.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (11.6%)
COMMON STOCKS — (11.6%)
Other Securities		$196,090,541	12.9%
PREFERRED STOCKS — (0.0%)
Other Securities		83,481	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		297,606	0.0%
TOTAL — INDIA		196,471,628	12.9%
INDONESIA — (3.2%)
COMMON STOCKS — (3.2%)
PT Timah Tbk	1,549,500	4,153,894	0.3%
Other Securities		50,244,521	3.3%
TOTAL COMMON STOCKS		54,398,415	3.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		186,269	0.0%
TOTAL — INDONESIA		54,584,684	3.6%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		43,902,338	2.9%
MALAYSIA — (7.0%)
COMMON STOCKS — (7.0%)
* Malaysian Resources Corp. Berhad	5,864,866	4,297,286	0.3%
Other Securities		113,827,172	7.5%
TOTAL COMMON STOCKS		118,124,458	7.8%
PREFERRED STOCKS — (0.0%)
Other Securities		23,997	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		270,829	0.0%
TOTAL — MALAYSIA		118,419,284	7.8%
MEXICO — (5.0%)
COMMON STOCKS — (5.0%)
Consorcio ARA S.A.B. de C.V.	4,374,400	4,190,922	0.3%
# Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,020,017	0.4%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	6,770,690	0.5%
# Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	6,388,462	0.4%
*# Empresas ICA S.A.B. de C.V.	1,694,008	10,025,048	0.7%
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	96,200	4,418,466	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	4,083,521	0.3%
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,409,223	0.3%
* Industrias CH S.A.B. de C.V. Series B	1,560,148	5,778,591	0.4%
# Industrias Penoles S.A.B. de C.V.	223,500	5,355,599	0.4%
Other Securities		28,126,335	1.6%
TOTAL — MEXICO		85,566,874	5.6%
PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		21,145,454	1.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (4.0%)
COMMON STOCKS — (4.0%)
Mostostal Siedlce SA	1,138,694	$4,387,086	0.3%
Orbis SA	161,652	3,954,838	0.3%
Zaklad Przetworstwa Hutniczego Stalprodukt SA	12,727	4,342,838	0.3%
Other Securities		54,572,536	3.5%
TOTAL COMMON STOCKS		67,257,298	4.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		45,395	0.0%
TOTAL — POLAND		67,302,693	4.4%
SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
Aeci, Ltd.	489,937	5,919,887	0.4%
African Rainbow Minerals, Ltd.	397,142	8,678,144	0.6%
Aveng, Ltd.	1,002,160	8,486,937	0.6%
AVI, Ltd.	1,371,851	4,108,523	0.3%
Dimension Data Holdings P.L.C.	3,458,471	4,351,563	0.3%
Grindrod, Ltd.	1,331,239	4,800,459	0.3%
Johnic Communications, Ltd.	392,940	5,747,340	0.4%
* Metorex, Ltd.	1,453,388	4,814,845	0.3%
Metropolitan Holdings, Ltd.	2,290,591	5,053,975	0.3%
Murray & Roberts Holdings, Ltd.	651,864	9,245,992	0.6%
# Northam Platinum, Ltd.	717,854	4,695,679	0.3%
Reunert, Ltd.	424,337	4,783,146	0.3%
The Spar Group, Ltd.	655,748	5,467,000	0.4%
Truworths International, Ltd.	923,492	3,889,856	0.3%
Other Securities		106,851,713	6.8%
TOTAL COMMON STOCKS		186,895,059	12.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		24,568	0.0%
TOTAL — SOUTH AFRICA		186,919,627	12.2%
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
DC Chemical Co., Ltd.	16,466	5,013,874	0.3%
Other Securities		175,600,198	11.5%
TOTAL — SOUTH KOREA		180,614,072	11.8%
TAIWAN — (9.2%)
COMMON STOCKS — (9.2%)
Other Securities		155,507,769	10.2%
THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		43,420,513	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		104,989	0.0%
TOTAL — THAILAND		43,525,502	2.9%
TURKEY — (3.1%)
COMMON STOCKS — (3.1%)
Other Securities		53,322,619	3.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $450,000 FNMA 5.58%, 03/25/37, valued at $330,633) to be repurchased at $323,120	$323	$323,000	0.0%
SECURITIES LENDING COLLATERAL — (11.1%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,690,611 FHLMC 5.921%(r), 07/01/37 & FNMA 5.500%, 11/01/37 & 6.000%, 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	6.6%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $296,558,901 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/32 to 10/01/37 & FNMA 4.398%(r), 06/01/35, valued at $90,612,923) to be repurchased at $88,870,474	88,836	88,836,198	5.8%
TOTAL SECURITIES LENDING COLLATERAL		188,836,198	12.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,145,602,026)		$1,700,093,656	111.4%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
UNITED STATES — (99.9%)
BONDS — (15.1%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	$91,700	$91,319,995
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	85,400	85,195,125
Deutsche Bank Financial Floating Rate Note (r) 5.370%, 07/30/09	63,000	62,864,550
General Electric Capital Corp. Floating Rate Note (r) 5.360%, 10/24/08	9,500	9,477,713
(r) 5.390%, 01/05/09	10,385	10,372,029
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	38,000	37,910,624
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	92,000	91,633,564
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	93,000	92,290,224
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	5,000	5,000,255
TOTAL BONDS		486,064,079
CERTIFICATES OF DEPOSITS INTEREST BEARING — (7.9%)
Barclays Bank 5.230%, 01/02/08	30,000	30,000,000
4.880%, 02/06/08	65,000	65,000,000
Royal Bank of Canada 4.720%, 02/15/08	92,000	92,000,000
UBS AG 4.875%, 02/19/08	68,000	68,000,886
TOTAL CERTIFICATES OF DEPOSITS INTEREST BEARING		255,000,886
COMMERCIAL PAPER — (76.9%)
Abbey National North America 4.930%, 01/02/08	90,000	89,597,898
AIG Funding, Inc. 4.850%, 01/02/08	18,800	18,716,005
4.560%, 01/29/08	43,400	43,031,825
AstraZeneca P.L.C. 4.900%, 12/27/07	19,443	19,373,151
4.550%, 01/23/08	57,000	56,560,701
4.590%, 02/06/08	20,300	20,104,828
Bank of America Corp. 4.990%, 01/14/08	26,000	25,829,700
5.000%, 01/14/08	65,000	64,574,250
Bank of Nova Scotia 4.740%, 01/14/08	29,000	28,811,137
4.760%, 01/14/08	67,000	66,563,663

	Face Amount	Value†
	(000)
BASF AG 4.520%, 01/22/08	$25,300	$25,108,325
BNP Paribas Finance, Inc. 4.540%, 12/03/07	95,000	94,962,551
Caisse Centrale Desjardins Du Quebec 4.530%, 12/03/07	70,200	70,172,327
4.940%, 02/26/08	27,000	26,664,061
CBA (DE) Finance, Inc. 4.750%, 02/08/08	25,000	24,752,570
CME Group, Inc. 4.590%, 01/07/08	7,300	7,261,364
4.530%, 01/08/08	25,400	25,261,260
4.600%, 02/05/08	50,000	49,526,345
Cornell University 4.500%, 12/13/07	25,000	25,006,000
Danske Corp. 4.875%, 12/27/07	90,000	89,676,675
Dexia Delaware LLC 4.800%, 01/04/08	95,000	94,544,656
duPont (E.I.) de Nemours & Co., Inc. 4.480%, 12/14/07	10,000	9,981,454
Eksportfinans 4.560%, 01/07/08	32,638	32,465,260
4.600%, 02/20/08	62,000	61,281,178
Electricite de France 4.900%, 12/14/07	44,000	43,918,912
4.780%, 01/08/08	7,000	6,961,765
4.920%, 01/15/08	46,000	45,694,238
GlaxosmithKline 4.650%, 02/04/08	70,000	69,346,781
4.580%, 02/28/08	25,000	24,681,875
Govco, Inc. 4.750%, 12/04/07	16,000	15,990,595
Hewlett-Packard Co. 4.520%, 01/02/08	58,000	57,739,273
ING America Insurance Holdings 5.420%, 12/03/07	38,000	37,985,020
5.550%, 12/04/07	40,000	39,978,976
Lloyds TSB Bank P.L.C. 4.680%, 01/14/08	90,000	89,413,875
Metlife Funding, Inc. 4.530%, 12/12/07	31,656	31,606,025
National Rural Utilities 4.550%, 01/10/08	37,800	37,579,240
4.540%, 01/11/08	56,000	55,663,143
New Center Asset Trust 4.650%, 12/03/07	50,000	49,977,960
4.950%, 12/04/07	43,000	42,974,725
Nordea North America, Inc. 4.990%, 01/02/08	90,000	89,595,423
Nstar Electric Co. 4.520%, 12/04/07	17,600	17,590,691
4.520%, 12/06/07	38,910	38,879,133
NYSE Euronext 4.530%, 12/04/07	33,000	32,982,655

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
Royal Bank of Scotland P.L.C. 4.750%, 01/08/08	$5,000	$4,972,689
4.790%, 02/11/08	89,000	88,081,395
Siemens Capital Corp. 4.550%, 12/27/07	77,700	77,420,863
Societe Generale North America 4.790%, 02/14/08	30,000	29,677,632
Southern Co. 4.500%, 12/12/07	13,500	13,478,553
Stanley Works 4.500%, 12/05/07	23,700	23,684,332
4.770%, 12/14/07	21,500	21,460,126
Swedish Export Credit Corp. 4.850%, 01/10/08	8,000	7,953,551
4.620%, 01/22/08	85,000	84,356,032
Total Capital SA 4.510%, 12/10/07	10,000	9,986,850
4.800%, 12/31/07	85,000	84,647,352
UBS Finance Delaware, Inc. 5.090%, 01/04/08	38,000	37,817,862
Wal-Mart Stores, Inc. 4.470%, 12/04/07	3,000	2,998,423
Westpac Banking Corp. 5.590%, 12/11/07	11,600	11,583,217
4.730%, 02/05/08	69,225	68,569,225
4.770%, 02/14/08	14,000	13,849,562
TOTAL COMMERCIAL PAPER		2,478,925,153
TOTAL — UNITED STATES		3,219,990,118
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $4,870,000 FNMA 6.50%, 11/01/36, valued at $3,768,401) to be repurchased at $3,714,374	3,713	3,713,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,226,746,978)		$3,223,703,118

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.8%)
BONDS — (1.8%)
Commonwealth Bank of Australia 5.200%, 05/28/08	10,000	$8,730,259
Toyota Finance Australia 5.050%, 07/28/08	22,588	19,655,436
Western Australia Treasury Corp. 4.280%, 06/12/08	12,435	10,809,942
4.050%, 06/19/08	22,900	19,892,286
TOTAL — AUSTRALIA		59,087,923
AUSTRIA — (4.8%)
BONDS — (4.8%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	29,200	25,891,251
Oesterreichische Kontrollbank AG (f) 3.500%, 02/18/08	54,475	48,181,142
(f) 1.500%, 03/27/08	21,000	18,476,774
3.750%, 11/28/08	11,000	15,966,519
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	54,575	48,274,504
TOTAL — AUSTRIA		156,790,190
BELGIUM — (1.2%)
BONDS — (1.2%)
Belgium, Kingdom of 5.750%, 03/28/08	26,000	38,173,500
CANADA — (1.3%)
BONDS — (1.3%)
British Columbia, Province of (f) 2.125%, 03/26/08	20,000	17,628,467
Canadian Government (j) 1.900%, 03/23/09	2,650,000	24,146,946
TOTAL — CANADA		41,775,413
DENMARK — (0.4%)
BONDS — (0.4%)
Denmark, Kingdom of 4.000%, 08/15/08	70,000	13,693,451
FRANCE — (5.2%)
BONDS — (5.2%)
Caisse D'Amortissement de la Dette Sociale SA (t) 5.350%, 07/17/08	11,290	9,839,153
5.125%, 10/25/08	14,000	20,582,611
Caisse Nationale des Autoroutes (f) 3.375%, 02/27/08	5,000	4,421,752
Dexia Credit Local 5.250%, 04/25/08	10,000	14,649,272
Government of France 5.250%, 04/25/08	62,000	91,073,016
Ixis Corp. & Invest Bank 7.500%, 08/05/08	8,000	11,896,950

	Face Amount^	Value†
	(000)
Reseau Ferre de France (f) 3.250%, 09/12/08	6,000	$5,317,090
Total Capital SA 3.500%, 01/28/08	9,000	13,139,026
TOTAL — FRANCE		170,918,870
GERMANY — (15.3%)
BONDS — (15.3%)
Bayerische Landesbank (g) 5.250%, 12/07/07	10,803	22,208,404
3.250%, 02/28/08	19,600	28,566,595
4.000%, 07/23/08	27,000	39,310,349
DEPFA Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	12,895,079
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	52,620,424
Kreditanstalt fuer Wiederaufbau 3.750%, 12/15/08	32,000	46,563,499
(j) 2.050%, 09/21/09	1,000,000	9,176,880
Landesbank Baden-Wurttemberg (f) 3.000%, 12/22/08	5,000	4,427,050
Landesbank Hessen-Thuringen Girozentrale
(f) 4.375%, 08/15/08	20,055	17,895,424
Landwirtschaftliche Rentenbank (f) 1.750%, 02/12/08	10,000	8,813,624
(j) 0.650%, 09/30/08	9,715,000	87,265,295
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	52,000	75,345,113
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	10,718,000	95,940,159
TOTAL — GERMANY		501,027,895
JAPAN — (0.2%)
BONDS — (0.2%)
Japan Finance Corp. for Municipal Enterprises (f) 3.000%, 03/18/08	7,000	6,183,920
NETHERLANDS — (5.6%)
BONDS — (5.6%)
Bank Nederlandse Gemeenten (t) 5.100%, 08/05/08	11,300	9,834,486
(j) 0.800%, 09/22/08	9,300,000	83,647,020
(f) 2.000%, 12/30/08	4,000	3,502,001
Rabobank Nederland (j) 0.200%, 06/20/08	8,100,000	72,589,238
(f) 3.500%, 12/29/08	15,500	13,787,425
TOTAL — NETHERLANDS		183,360,170
NORWAY — (0.1%)
BONDS — (0.1%)
Kommunalbanken (f) 1.750%, 04/30/08	3,500	3,078,143

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (2.8%)
BONDS — (2.8%)
Instituto de Credito Oficial 3.000%, 06/16/08	6,500	$9,424,063
(j) 0.800%, 09/28/09	9,138,000	82,079,907
TOTAL — SPAIN		91,503,970
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.0%)
BONDS — (4.0%)
African Development Bank (f) 1.500%, 04/11/08	6,000	5,274,649
Eurofima (s) 5.625%, 02/05/08	89,000	13,936,910
Inter-American Development Bank (j) 1.900%, 07/08/09	10,900,000	99,636,192
Nordic Investment Bank (t) 5.090%, 12/20/07	5,000	4,411,314
(t) 4.320%, 06/02/08	9,200	8,000,062
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		131,259,127
SWEDEN — (0.2%)
BONDS — (0.2%)
Kommuninvest (t) 5.000%, 11/25/08	9,900	8,530,292
UNITED KINGDOM — (3.6%)
BONDS — (3.6%)
Bank of Scotland P.L.C. (e) 3.750%, 01/23/08	12,700	18,543,412
(j) 0.800%, 10/02/08	5,922,000	53,164,440
BP Capital Markets P.L.C. 5.000%, 12/27/07	4,025	8,263,952
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	17,200	25,031,379
Nework Rail Infrastructure Finance P.L.C. 4.500%, 03/14/08	6,000	12,279,436
TOTAL — UNITED KINGDOM		117,282,619
UNITED STATES — (53.2%)
BONDS — (19.9%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	84,000	83,651,904
Citigroup, Inc. (f) 1.500%, 04/07/08	25,000	21,919,893
(j) 0.800%, 10/30/08	2,263,000	20,227,369
General Electric Capital Corp. (j) 0.550%, 10/14/08	3,688,000	33,088,378
(j) 0.750%, 02/05/09	4,497,000	40,326,533
(f) 2.250%, 02/09/09	21,000	18,388,531
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,641,530
Pfizer, Inc. (j) 0.800%, 03/18/08	7,539,000	67,793,329
Toyota Motor Credit Corp. (j) 0.750%, 06/09/08	8,456,000	76,010,624
(t) 4.940%, 09/22/08	19,000	16,451,828

	Face Amount^	Value†
	(000)
Wachovia Corp. Floating Rate Note (r) 5.500%, 10/23/07	45,000	$44,850,105
(r) 5.465%, 11/24/09	50,000	49,618,400
Wells Fargo Bank & Co. Floating Rate Note (r) 5.380%, 09/23/09	90,000	90,029,340
TOTAL BONDS		651,997,764
CERTIFICATES OF DEPOSIT INTEREST BEARING — (11.9%)
Barclays Bank 5.020%, 02/25/08	96,000	95,946,634
BNP Paribas Finance, Inc. 4.960%, 01/28/08	50,000	49,955,900
Deutsche Bank AG 5.820%, 10/09/07	90,000	89,767,800
UBS AG 4.940%, 02/19/08	95,000	94,933,443
Westpac Banking Corp. 5.000%, 01/28/08	60,000	59,951,052
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		390,554,829
COMMERCIAL PAPER — (21.4%)
AIG Funding, Inc. 4.850%, 01/02/08	2,000	1,991,064
Caisse Centrale Desjardins Du Quebec 4.960%, 02/27/08	25,000	24,685,410
CBA (DE) Finance, Inc. 4.800%, 01/16/08	20,000	19,864,378
Dexia Delaware LLC 5.000%, 12/05/07	15,000	14,990,146
5.000%, 12/06/07	75,000	74,940,878
Eksportfinans 4.820%, 01/28/08	38,000	37,682,506
GlaxosmithKline 4.550%, 01/18/08	9,000	8,936,570
4.650%, 02/04/08	28,200	27,936,846
Govco, Inc. 4.750%, 12/04/07	33,800	33,780,132
ING America Insurance Holdings 4.700%, 02/19/08	84,000	83,037,990
Lloyds TSB Bank P.L.C. 4.700%, 01/15/08	90,300	89,699,776
Nordea North America, Inc. 4.750%, 01/14/08	34,000	33,777,300
Royal Bank of Scotland P.L.C. 4.750%, 01/08/08	11,700	11,636,092
4.790%, 02/11/08	83,000	82,143,324
Societe Generale North America 5.100%, 12/03/07	66,800	66,773,667
5.085%, 01/15/08	20,000	19,867,060

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
Swedish Export Credit Corp. 4.620%, 01/22/08	23,000	$22,825,750
Total Capital SA 4.800%, 12/31/07	35,000	34,854,792
Westpac Banking Corp. 5.060%, 01/15/08	13,000	12,913,589
TOTAL COMMERCIAL PAPER		702,337,270
TOTAL — UNITED STATES		1,744,889,863
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $11,025,000 FHLMC 6.275%(r), 09/01/36, valued at $9,601,040) to be repurchased at $9,461,499	$9,458	9,458,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,179,213,299)		$3,277,013,346

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $530,396, $0, $984,149, and $1,402,266 of securities on loan, respectively)	$4,447,375	$332,813	$10,039,860	$8,632,187
Temporary Cash Investments at Value	150,693	2,471	51,524	119,614
Collateral Received from Securities on Loan at Value	544,981	—	1,004,216	1,485,842
Foreign Currencies at Value	—	89	—	—
Cash	1,496	—	1	1
Receivables:
Investment Securities Sold	—	—	52,739	58,285
Dividends and Interest	9,094	2,748	23,196	8,551
Securities Lending Income	58	—	150	1,068
Fund Shares Sold	3,257	—	1,160	49
Forward Currency Contracts	—	4	—	—
Fund Margin Variation	292	2,675	—	—
Unrealized Gain on Forward Currency Contracts	—	607	—	—
Prepaid Expenses and Other Assets	2	1	3	3
Total Assets	5,157,248	341,408	11,172,849	10,305,600
LIABILITIES:
Payables:
Upon Return of Securities Loaned	544,981	—	1,004,216	1,485,842
Investment Securities Purchased	104,376	—	—	1,445
Fund Shares Redeemed	1,192	109	8,045	10,907
Due to Advisor	92	14	844	1,497
Forward Currency Contracts	—	823	—	—
Unrealized Loss on Swaps Contracts	—	860	—	—
Unrealized Loss on Forward Currency Contracts	—	2,466	—	—
Accrued Expenses and Other Liabilities	258	20	422	414
Total Liabilities	650,899	4,292	1,013,527	1,500,105
NET ASSETS	$4,506,349	$337,116	$10,159,322	$8,805,495
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	34,431,331	465,820,838	420,706,972
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$9.79	$21.81	$20.93
Investments at Cost	$3,055,825	$320,307	$8,318,720	$8,661,278
Temporary Cash Investments at Cost	$150,693	$2,471	$51,524	$119,614
Collateral Received from Securities on Loan at Cost	$544,981	$—	$1,004,216	$1,485,842
Foreign Currencies at Cost	—	$84	—	—
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$311,255	$8,554,656	$7,787,351
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	7,339	1,938	2,904
Accumulated Net Realized Gain (Loss)	N/A	9,802	(118,412)	1,044,331
Net Unrealized Foreign Exchange Gain (Loss)	N/A	(1,764)	—	—
Net Unrealized Appreciation (Depreciation)	N/A	10,484	1,721,140	(29,091)
NET ASSETS	N/A	$337,116	$10,159,322	$8,805,495
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $895,917, $1,077,166, $630,556 and $459,937 of securities on loan, respectively)	$3,499,020	$4,648,669	$9,589,109	$1,495,535
Temporary Cash Investments at Value	48,805	41,029	29,468	673
Collateral Received from Securities on Loan at Value	945,544	1,151,750	663,723	492,097
Foreign Currencies at Value	—	—	4,397	892
Cash	524	—	12	15
Receivables:
Investment Securities Sold	29,007	18,418	193	1,329
Dividends, Interest, and Tax Reclaims	2,418	2,781	23,833	6,933
Securities Lending Income	947	1,648	444	792
Fund Shares Sold	11,636	36	2,011	1,929
Prepaid Expenses and Other Assets	1	21	3	—
Total Assets	4,537,902	5,864,352	10,313,193	2,000,195
LIABILITIES:
Payables:
Upon Return of Securities Loaned	945,544	1,151,750	663,723	492,097
Investment Securities Purchased	387	1,067	—	1,230
Fund Shares Redeemed	1,007	8,695	8,665	1,843
Due to Advisor	90	400	1,608	124
Accrued Expenses and Other Liabilities	161	233	476	80
Total Liabilities	947,189	1,162,145	674,472	495,374
NET ASSETS	$3,590,713	$4,702,207	$9,638,721	$1,504,821
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	221,549,968	441,925,978	394,240,631	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.21	$10.64	$24.45	N/A
Investments at Cost	$3,336,288	$4,331,484	$6,872,379	$1,562,986
Temporary Cash Investments at Cost	$48,805	$41,029	$29,468	$673
Collateral Received from Securities on Loan at Cost	$945,544	$1,151,750	$663,723	$492,097
Foreign Currencies at Cost	—	—	$4,376	$891
NET ASSETS CONSIST OF:
Paid-In Capital	$3,162,586	$4,005,343	$6,276,191	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	890	1,383	9,727	N/A
Accumulated Net Realized Gain (Loss)	264,505	378,296	635,950	N/A
Net Unrealized Foreign Exchange Gain (Loss)	—	—	102	N/A
Net Unrealized Appreciation (Depreciation)	162,732	317,185	2,716,751	N/A
NET ASSETS	$3,590,713	$4,702,207	$9,638,721	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $398,007, $36,702, $378,625 and $24,883 of securities on loan, respectively)	$1,191,974	$1,148,617	$2,251,197	$213,048
Temporary Cash Investments at Value	4,097	823	1,889	108
Collateral Received from Securities on Loan at Value	454,230	39,339	406,989	27,112
Foreign Currencies at Value	7,573	4,264	3,305	252
Cash	16	16	244	16
Receivables:
Investment Securities Sold	1,521	4,422	831	22
Dividends, Interest, and Tax Reclaims	2,122	1,862	2,101	109
Securities Lending Income	562	27	471	32
Fund Shares Sold	190	33	39	—
Prepaid Expenses and Other Assets	—	1	1	—
Total Assets	1,662,285	1,199,404	2,667,067	240,699
LIABILITIES:
Payables:
Upon Return of Securities Loaned	454,230	39,339	406,989	27,112
Investment Securities Purchased	2,733	1,326	3,630	23
Due to Advisor	102	101	192	19
Accrued Expenses and Other Liabilities	66	58	134	16
Total Liabilities	457,131	40,824	410,945	27,170
NET ASSETS	$1,205,154	$1,158,580	$2,256,122	$213,529
Investments at Cost	$805,569	$797,480	$1,393,855	$219,608
Temporary Cash Investments at Cost	$4,097	$823	$1,889	$108
Collateral Received from Securities on Loan at Cost	$454,230	$39,339	$406,989	$27,112
Foreign Currencies at Cost	$7,629	$4,282	$3,294	$262

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $379,313, $168,009, $0, and $0 of securities on loan, respectively)	$3,688,126	$1,510,934	$3,219,990	$3,267,555
Temporary Cash Investments at Value	14,664	323	3,713	9,458
Collateral Received from Securities on Loan at Value	402,843	188,836	—	—
Foreign Currencies at Value	796	1,140	—	239
Cash	14	—	—	13
Receivables:
Investment Securities Sold	1,176	8,069	—	838
Dividends, Interest, and Tax Reclaims	3,621	1,182	2,653	24,852
Securities Lending Income	382	406	—	—
Fund Shares Sold	3,270	5,953	3,049	1,172
Forward Currency Contracts	—	—	—	59
Unrealized Gain on Forward Currency Contracts	—	—	—	13,606
Prepaid Expenses and Other Assets	1	—	1	1
Total Assets	4,114,893	1,716,843	3,229,406	3,317,793
LIABILITIES:
Payables:
Upon Return of Securities Loaned	402,843	188,836	—	—
Investment Securities Purchased	—	470	—	—
Fund Shares Redeemed	—	—	—	88
Due to Advisor	311	259	136	137
Forward Currency Contracts	—	—	—	5,937
Unrealized Loss on Forward Currency Contracts	—	—	—	9,385
Deferred Thailand Capital Gains Tax	3,585	1,536	—	—
Accrued Expenses and Other Liabilities	364	171	126	151
Total Liabilities	407,103	191,272	262	15,698
NET ASSETS	$3,707,790	$1,525,571	$3,229,144	$3,302,095
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	322,668,236	316,422,284
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$10.01	$10.44
Investments at Cost	$1,683,089	$956,443	$3,223,034	$3,169,755
Temporary Cash Investments at Cost	$14,664	$323	$3,713	$9,458
Collateral Received from Securities on Loan at Cost	$402,843	$188,836	—	—
Foreign Currencies at Cost	$791	$1,124	—	$234
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,233,445	$3,184,422
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	13,397	40,415
Accumulated Net Realized Gain (Loss)	N/A	N/A	(14,654)	(25,439)
Net Unrealized Foreign Exchange Gain (Loss)	N/A	N/A	—	4,892
Net Unrealized Appreciation (Depreciation)	N/A	N/A	(3,044)	97,805
NET ASSETS	N/A	N/A	$3,229,144	$3,302,095
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
Investment Income
Dividends	$91,440	$—	$152,304	$134,714
Interest	3,944	13,326	4,285	4,032
Income from Securities Lending	927	—	2,119	11,899
Total Investment Income	96,311	13,326	158,708	150,645
Expenses
Investment Advisory Services Fees	1,201	183	10,188	19,951
Accounting & Transfer Agent Fees	491	56	1,011	995
S&P 500® Fees	86	6	—	—
Custodian Fees	62	36	108	156
Shareholders' Reports	52	4	103	105
Directors'/Trustees' Fees & Expenses	7	1	94	44
Legal Fees	58	1	38	45
Audit Fees	61	4	119	120
Other	31	2	56	60
Total Expenses	2,049	293	11,717	21,476
Net Investment Income (Loss)	94,262	13,033	146,991	129,169
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	10,206	(538)	(118,412)	1,072,520
Futures	3,585	28,285	—	—
Foreign Currency Transactions	—	(882)	—	—
Swap Contracts	—	1,469	—	—
In-Kind Redemptions	529,199 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(217,829)	2,487	(150,559)	(1,994,517)
Futures	(216)	(21,293)	—	—
Swap Contracts	—	(1,162)	—	—
Translation of Foreign Currency Denominated Amounts	—	4,461	—	—
Net Realized and Unrealized Gain (Loss)	324,945	12,827	(268,971)	(921,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	$419,207	$25,860	$(121,980)	$(792,828)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $23,649 and $1,557, respectively)	$39,537	$50,822	$278,708	$20,711
Interest	1,116	1,662	2,113	262
Income from Securities Lending	10,235	19,931	14,342	10,705
Total Investment Income	50,888	72,415	295,163	31,678
Expenses
Investment Advisory Services Fees	1,150	5,082	18,039	1,524
Accounting & Transfer Agent Fees	394	516	900	174
Custodian Fees	87	100	1,185	262
Shareholders' Reports	40	53	84	15
Directors'/Trustees' Fees & Expenses	17	21	97	9
Legal Fees	14	21	36	7
Audit Fees	46	61	103	18
Other	38	32	106	29
Total Expenses	1,786	5,886	20,550	2,038
Net Investment Income (Loss)	49,102	66,529	274,613	29,640
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	303,991	379,499	654,522	51,317
Foreign Currency Transactions	—	—	2,498	(227)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(417,060)	(602,264)	403,307	(103,081)
Translation of Foreign Currency Denominated Amounts	—	—	(180)	144
Net Realized and Unrealized Gain (Loss)	(113,069)	(222,765)	1,060,147	(51,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,967)	$(156,236)	$1,334,760	$(22,207)

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $469, $0, $5,790 and $69, respectively)	$32,140	$34,869	$43,799	$394
Interest	306	103	244	100
Income from Securities Lending	5,485	108	7,366	105
Total Investment Income	37,931	35,080	51,409	599
Expenses
Investment Advisory Services Fees	1,016	1,234	2,231	81
Accounting & Transfer Agent Fees	123	145	242	24
Custodian Fees	355	81	523	101
Shareholders' Reports	9	12	21	1
Directors'/Trustees' Fees & Expenses	12	13	24	3
Legal Fees	4	5	9	1
Audit Fees	11	15	26	1
Organizational and Offering Costs	—	—	—	1
Other	21	19	37	3
Total Expenses	1,551	1,524	3,113	216
Net Investment Income (Loss)	36,380	33,556	48,296	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	111,215	42,995	151,648	1,663
Foreign Currency Transactions	874	397	559	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	232,165	(51,516)	126,217	(6,570)
Translation of Foreign Currency Denominated Amounts	(25)	(10)	83	(2)
Net Realized and Unrealized Gain (Loss)	344,229	(8,134)	278,507	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$380,609	$25,422	$326,803	$(4,939)

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,660, $2,372, $0 and $0, respectively)	$78,304	$24,713	$—	$—
Interest	517	235	159,010	105,338
Income from Securities Lending	3,188	2,805	—	—
Total Investment Income	82,009	27,753	159,010	105,338
Expenses
Investment Advisory Services Fees	3,029	2,461	1,510	1,468
Accounting & Transfer Agent Fees	318	144	313	310
Custodian Fees	2,142	1,113	37	284
Shareholders' Reports	28	11	28	28
Directors'/Trustees' Fees & Expenses	25	15	15	15
Legal Fees	15	8	10	10
Audit Fees	40	38	35	34
Other	65	42	16	16
Total Expenses	5,662	3,832	1,964	2,165
Net Investment Income (Loss)	76,347	23,921	157,046	103,173
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	143,019	107,316	(74)	(3,439)
Foreign Currency Transactions	(111)	(336)	—	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	859,017	279,364	(2,138)	24,384
Translation of Foreign Currency Denominated Amounts	(27)	76	—	56,392
Deferred Thailand Capital Gains Tax	(884)	(450)	—	—
Net Realized and Unrealized Gain (Loss)	1,001,014	385,970	(2,212)	44,797
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,077,361	$409,891	$154,834	$147,970

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$94,262	$87,710	$13,033	$11,543	$146,991	$119,373	$129,169	$103,401
Net Realized Gain (Loss) on:
Investment Securities Sold	10,206	(8,634)	(538)	(2,115)	(118,412)	477,934	1,072,520	945,679
Futures	3,585	6,769	28,285	8,831	—	—	—	—
Foreign Currency Transactions	—	—	(882)	(790)	—	—	—	—
Swap Contracts	—	—	1,469	1,860	—	—	—	—
In-Kind Redemptions	529,199 *	—	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(217,829)	523,721	2,487	11,808	(150,559)	631,814	(1,994,517)	517,884
Futures	(216)	(1,050)	(21,293)	16,928	—	—	—	—
Swap Contracts	—	—	(1,162)	(613)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	4,461	(5,635)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	419,207	608,516	25,860	41,817	(121,980)	1,229,121	(792,828)	1,566,964
Distributions From:
Net Investment Income	—	—	(10,384)	(4,468)	(146,268)	(127,544)	(128,093)	(104,797)
Net Short-Term Gains	—	—	(11,623)	—	(14,058)	(14,160)	(77,426)	(37,843)
Net Long-Term Gains	—	—	(14,452)	(4,136)	(463,917)	(186,026)	(868,641)	(678,973)
Total Distributions	—	—	(36,459)	(8,604)	(624,243)	(327,730)	(1,074,160)	(821,613)
Capital Share Transactions (1):
Shares Issued	—	—	57,240	55,264	1,783,358	1,997,675	1,462,057	899,678
Shares Issued in Lieu of Cash Distributions	—	—	35,498	8,537	600,794	317,835	1,046,092	795,998
Shares Redeemed	—	—	(92,306)	(63,339)	(344,913)	(182,182)	(1,280,078)	(523,514)
Net Increase (Decrease) from Capital Share Transactions	—	—	432	462	2,039,239	2,133,328	1,228,071	1,172,162
Transactions in Interest:
Contributions	616,294	753,004	—	—	—	—	—	—
Withdrawals	(1,482,132)*	(647,252)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	(865,838)	105,752	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	(446,631)	714,268	(10,167)	33,675	1,293,016	3,034,719	(638,917)	1,917,513
Net Assets
Beginning of Period	4,952,980	4,238,712	347,283	313,608	8,866,306	5,831,587	9,444,412	7,526,899
End of Period	$4,506,349	$4,952,980	$337,116	$347,283	$10,159,322	$8,866,306	$8,805,495	$9,444,412
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	5,792	5,851	75,958	92,566	62,384	37,774
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3,725	916	26,704	15,344	45,298	36,792
Shares Redeemed	N/A	N/A	(9,298)	(6,751)	(15,046)	(8,564)	(55,385)	(22,249)
	N/A	N/A	219	16	87,616	99,346	52,297	52,317
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	$7,339	$7,107	$1,938	$1,485	$2,904	$1,847

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$49,102	$36,669	$66,529	$45,889	$274,613	$193,174	$29,640	$23,044
Net Realized Gain (Loss) on:
Investment Securities Sold	303,991	237,752	379,499	436,862	654,522	201,700	51,317	62,821
Foreign Currency Transactions	—	—	—	—	2,498	378	(227)	(83)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(417,060)	201,127	(602,264)	125,507	403,307	1,351,708	(103,081)	(135,957)
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(180)	486	144	218
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,967)	475,548	(156,236)	608,258	1,334,760	1,747,446	(22,207)	(49,957)
Distributions From:
Net Investment Income	(49,031)	(37,137)	(66,185)	(46,539)	(278,093)	(202,210)	—	—
Net Short-Term Gains	(37,237)	(34,285)	(61,220)	(72,770)	(14,957)	(11,375)	—	—
Net Long-Term Gains	(200,073)	(153,072)	(375,219)	(336,642)	(185,943)	(115,307)	—	—
Total Distributions	(286,341)	(224,494)	(502,624)	(455,951)	(478,993)	(328,892)	—	—
Capital Share Transactions (1):
Shares Issued	368,763	463,046	424,272	516,783	1,731,698	1,589,921	—	—
Shares Issued in Lieu of Cash Distributions	282,015	221,851	490,524	443,063	465,562	307,948	—	—
Shares Redeemed	(328,261)	(211,846)	(379,775)	(238,645)	(871,558)	(226,869)	—	—
Net Increase (Decrease) from Capital Share Transactions	322,517	473,051	535,021	721,201	1,325,702	1,671,000	—	—
Transactions in Interest:
Contributions	—	—	—	—	—	—	227,009	334,524
Withdrawals	—	—	—	—	—	—	(85,703)	(50,274)
Net Increase (Decrease) from Transactions in Interest	—	—	—	—	—	—	141,306	284,250
Total Increase (Decrease) in Net Assets	(27,791)	724,105	(123,839)	873,508	2,181,469	3,089,554	119,099	234,293
Net Assets
Beginning of Period	3,618,504	2,894,399	4,826,046	3,952,538	7,457,252	4,367,698	1,385,722	1,151,429
End of Period	$3,590,713	$3,618,504	$4,702,207	$4,826,046	$9,638,721	$7,457,252	$1,504,821	$1,385,722
(1) Shares Issued and Redeemed:
Shares Issued	21,414	27,493	37,031	44,880	72,431	80,546	N/A	N/A
Shares Issued in Lieu of Cash Distributions	16,905	14,136	44,051	41,073	20,227	16,678	N/A	N/A
Shares Redeemed	(18,741)	(12,687)	(33,095)	(20,711)	(36,444)	(11,688)	N/A	N/A
	19,578	28,942	47,987	65,242	56,214	85,536	N/A	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$890	$819	$1,383	$1,039	$9,727	$(7,523)	N/A	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,380	$23,806	$33,556	$23,984	$48,296	$32,787	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	111,215	37,029	42,995	30,432	151,648	46,115	1,663
Foreign Currency Transactions	874	(442)	397	359	559	(3)	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	232,165	130,890	(51,516)	275,001	126,217	455,015	(6,570)
Translation of Foreign Currency Denominated Amounts	(25)	15	(10)	23	83	130	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	380,609	191,298	25,422	329,799	326,803	534,044	(4,939)
Transactions in Interest:
Contributions	123,444	171,488	36,898	158,726	103,548	375,913	222,468
Withdrawals	(48,526)	(9,082)	(21,566)	(13,737)	(49,423)	(16,701)	(4,000)
Net Increase (Decrease) from Transactions in Interest	74,918	162,406	15,332	144,989	54,125	359,212	218,468
Total Increase (Decrease) in Net Assets	455,527	353,704	40,754	474,788	380,928	893,256	213,529
Net Assets
Beginning of Period	749,627	395,923	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,205,154	$749,627	$1,158,580	$1,117,826	$2,256,122	$1,875,194	$213,529

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$76,347	$54,451	$23,921	$17,070	$157,046	$94,187	$103,173	$72,520
Net Realized Gain (Loss) on:
Investment Securities Sold	143,019	28,277	107,316	65,664	(74)	(4,503)	(3,439)	(15,021)
Foreign Currency Transactions	(111)	(585)	(336)	(496)	—	—	(32,540)	1,152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	859,017	484,776	279,364	160,217	(2,138)	16,421	24,384	91,272
Translation of Foreign Currency Denominated Amounts	(27)	(23)	76	6	—	—	56,392	(46,235)
Deferred Thailand Capital Gains Tax	(884)	902	(450)	(475)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,077,361	567,798	409,891	241,986	154,834	106,105	147,970	103,688
Distributions From:
Net Investment Income	—	—	—	—	(152,964)	(90,843)	(79,311)	(19,326)
Total Distributions	—	—	—	—	(152,964)	(90,843)	(79,311)	(19,326)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	1,322,342	1,068,203	722,901	511,783
Shares Issued in Lieu of Cash Distributions	—	—	—	—	148,906	89,382	78,772	19,113
Shares Redeemed	—	—	—	—	(663,105)	(707,260)	(137,011)	(114,719)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	808,143	450,325	664,662	416,177
Transactions in Interest:
Contributions	481,891	455,977	360,040	181,431	—	—	—	—
Withdrawals	(266,433)	(461,369)	(147,889)	(65,159)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	215,458	(5,392)	212,151	116,272	—	—	—	—
Total Increase (Decrease) in Net Assets	1,292,819	562,406	622,042	358,258	810,013	465,587	733,321	500,539
Net Assets
Beginning of Period	2,414,971	1,852,565	903,529	545,271	2,419,131	1,953,544	2,568,774	2,068,235
End of Period	$3,707,790	$2,414,971	$1,525,571	$903,529	$3,229,144	$2,419,131	$3,302,095	$2,568,774
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	132,195	107,376	69,860	51,248
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	14,922	8,997	7,641	1,908
Shares Redeemed	N/A	N/A	N/A	N/A	(66,333)	(71,080)	(13,289)	(11,439)
	N/A	N/A	N/A	N/A	80,784	45,293	64,212	41,717
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	N/A	N/A	$13,397	$9,315	$40,415	$52,411

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	—	—	—
Total From Investment Operations	—	—	—	—	—
Less Distributions
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	—	—	—
Total Distributions	—	—	—	—	—
Net Asset Value, End of Period	N/A	N/A	N/A	N/A	N/A
Total Return	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	13%*	4%	6%	2%	8%

The Enhanced U.S. Large Company Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.15	$9.17	$8.83	$7.94	$6.97
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.33	(A)	0.27	(A)	0.08	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35	0.90	0.36	0.91	0.93
Total From Investment Operations	0.70	1.23	0.63	0.99	1.08
Less Distributions
Net Investment Income	(0.29)	(0.13)	(0.29)	(0.10)	(0.11)
Net Realized Gains	(0.77)	(0.12)	—	—	—
Total Distributions	(1.06)	(0.25)	(0.29)	(0.10)	(0.11)
Net Asset Value, End of Period	$9.79	$10.15	$9.17	$8.83	$7.94
Total Return	7.37%	13.69%	7.21%	12.50%	15.71%
Net Assets, End of Period (thousands)	$337,116	$347,283	$313,608	$221,780	$141,478
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.57%	3.52%	2.96%	1.59%	1.44%
Portfolio Turnover Rate	92%	134%	57%	125%	138%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	9%	13%	9%	7%	7%

The U.S. Small Cap Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.64	$23.81	$23.78	$20.20	$15.04
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.29	(A)	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.14)	4.11	2.35	5.09	6.29
Total From Investment Operations	(1.83)	4.40	2.52	5.25	6.41
Less Distributions
Net Investment Income	(0.31)	(0.30)	(0.31)	(0.08)	(0.12)
Net Realized Gains	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)
Total Distributions	(2.88)	(2.57)	(2.49)	(1.67)	(1.25)
Net Asset Value, End of Period	$20.93	$25.64	$23.81	$23.78	$20.20
Total Return	(8.11)%	20.63%	11.67%	27.87%	46.31%
Net Assets, End of Period (thousands)	$8,805,495	$9,444,412	$7,526,899	$6,294,902	$4,518,054
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.24%	0.75%	0.78%	0.75%
Portfolio Turnover Rate	28%	27%	27%	26%	35%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	23%	18%	21%	16%	16%

The U.S. Micro Cap Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$12.25	$12.02	$11.92	$10.48	$7.11
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.12	(A)	0.09	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.50)	1.48	1.10	1.65	3.47
Total From Investment Operations	(0.35)	1.60	1.19	1.72	3.52
Less Distributions
Net Investment Income	(0.15)	(0.12)	(0.10)	(0.05)	(0.05)
Net Realized Gains	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)
Total Distributions	(1.26)	(1.37)	(1.09)	(0.28)	(0.15)
Net Asset Value, End of Period	$10.64	$12.25	$12.02	$11.92	$10.48
Total Return	(3.24)%	15.00%	10.77%	16.83%	50.34%
Net Assets, End of Period (thousands)	$4,702,207	$4,826,046	$3,952,538	$3,216,440	$2,624,043
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.04%	0.80%	0.64%	0.68%
Portfolio Turnover Rate	21%	22%	24%	27%	19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA International Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	16%	8%	10%	15%	14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	12%	7%	18%	9%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to Nov. 30, 2007
Total Return	10.20	%(C)
Net Assets, End of Period (thousands)	$213,529
Ratio of Expenses to Average Net Assets	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)

	The Emerging Markets Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	7%	11%	9%	2%	1%

	The Emerging Markets Small Cap Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.00	$9.94	$10.00	$10.10	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.42	(A)	0.30	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.04	(0.07)	(0.04)	0.04
Total From Investment Operations	0.52	0.46	0.23	0.12	0.19
Less Distributions
Net Investment Income	(0.51)	(0.40)	(0.29)	(0.15)	(0.16)
Net Realized Gains	—	—	—	(0.07)	(0.12)
Tax Return of Capital	—	—	—	—	—
Total Distributions	(0.51)	(0.40)	(0.29)	(0.22)	(0.28)
Net Asset Value, End of Period	$10.01	$10.00	$9.94	$10.00	$10.10
Total Return	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	28%	28%	40%	154%	143%

The DFA Two-Year Global Fixed Income Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.19	$9.83	$9.99	$10.13	$10.22
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.31	(A)	0.29	(A)	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	0.13	(0.10)	—	(0.01)
Total From Investment Operations	0.52	0.44	0.19	0.12	0.24
Less Distributions
Net Investment Income	(0.27)	(0.08)	(0.33)	(0.15)	(0.19)
Net Realized Gains	—	—	—	(0.11)	(0.14)
Tax Return of Capital	—	—	(0.02)	—	—
Total Distributions	(0.27)	(0.08)	(0.35)	(0.26)	(0.33)
Net Asset Value, End of Period	$10.44	$10.19	$9.83	$9.99	$10.13
Total Return	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the

NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by The U.S. Large Company Series and The Enhanced U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For year ended November 30, 2007, the total related amounts paid by the Trust to the CCO were $118 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$96

The Enhanced U.S. Large Company Series	7

The U.S. Large Cap Value Series	203

The U.S. Small Cap Value Series	201

The U.S. Small Cap Series	77

The U.S. Micro Cap Series	102

The DFA International Value Series	179

The Japanese Small Company Series	30

The Asia Pacific Small Company Series	20

The United Kingdom Small Company Series	25

The Continental Small Company Series	44

The Canadian Small Company Series	2

The Emerging Markets Series	59

The Emerging Markets Small Cap Series	24

The DFA One-Year Fixed Income Series	60

The DFA Two-Year Global Fixed Income Series	58

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$596,990	$1,360,319
The Enhanced U.S. Large Company Series	—	—	217,561	260,061
The U.S. Large Cap Value Series	—	—	2,358,185	872,737

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Small Cap Value Series	—	—	$2,919,544	$2,768,465
The U.S. Small Cap Series	—	—	880,741	882,527
The U.S. Micro Cap Series	—	—	1,120,000	1,064,362
The DFA International Value Series	—	—	2,437,098	1,415,176
The Japanese Small Company Series	—	—	319,802	143,598
The Asia Pacific Small Company Series	—	—	349,821	248,863
The United Kingdom Small Company Series	—	—	178,586	144,360
The Continental Small Company Series	—	—	374,115	266,753
The Canadian Small Company Series	—	—	224,205	7,413
The Emerging Markets Series	—	—	499,607	224,636
The Emerging Markets Small Cap Series	—	—	419,728	202,207
The DFA One-Year Fixed Income Series	—	$9,964	552,043	73,953
The DFA Two-Year Global Fixed Income Series	—	—	2,608,859	2,164,816

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$(1,627)	$1,627
The U.S. Large Cap Value Series	—	(270)	270
The U.S. Small Cap Value Series	$25,705	(19)	(25,686)
The U.S. Small Cap Series	37,017	—	(37,017)
The DFA International Value Series	—	20,352	(20,352)
The DFA Two-Year Global Fixed Income Series	—	(37,010)	37,010

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2006	$4,468	$4,136	$8,604
2007	22,007	14,452	36,459
The U.S. Large Cap Value Series
2006	141,704	186,026	327,730
2007	160,367	463,876	624,243
The U.S. Small Cap Value Series
2006	142,640	678,973	821,613
2007	205,518	868,642	1,074,160
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
The U.S. Micro Cap Series
2006	119,309	336,642	455,951
2007	127,405	375,219	502,624
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
The DFA One-Year Fixed Income Series
2006	90,843	—	90,843
2007	152,964	—	152,964
The DFA Two-Year Global Fixed Income Series
2006	19,326	—	19,326
2007	79,311	—	79,311

At November 30, 2007 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	$9,903	$4,219	—	$14,122
The U.S. Large Cap Value Series	2,141	—	$(118,411)	(116,270)
The U.S. Small Cap Value Series	3,105	1,047,283	—	1,050,388
The U.S. Small Cap Series	8,406	258,820	—	267,226
The U.S. Micro Cap Series	33,072	347,556	—	380,628
The DFA International Value Series	37,777	613,845	—	651,622
The DFA One-Year Fixed Income Series	13,457	—	(14,654)	(1,197)
The DFA Two-Year Global Fixed Income Series	44,756	—	(25,439)	19,317

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
The U.S. Large Cap Value Series	—	—	—	$118,411	$118,411
The DFA One-Year Fixed Income Series	$4,145	$5,932	$4,503	74	14,654
The DFA Two-Year Global Fixed Income Series	5,242	11,188	9,009	—	25,439

During the year ended November 30, 2007, The DFA Two-Year Global Fixed Income Series utilized capital loss carryforwards of $1,031 (in thousands) to offset realized capital gains for federal income tax purposes.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$5,687	$36,619
The Japanese Small Company Series	2,086	3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105
The Emerging Markets Series	1,160	1,623
The Emerging Markets Small Cap Series	374	530

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$3,917,099	$1,568,513	$(342,563)	$1,225,950
The Enhanced U.S. Large Company Series	322,778	12,709	(203)	12,506
The U.S. Large Cap Value Series	9,374,460	2,243,408	(522,268)	1,721,140
The U.S. Small Cap Value Series	10,269,686	1,626,245	(1,658,288)	(32,043)
The U.S. Small Cap Series	4,332,391	770,739	(609,761)	160,978
The U.S. Micro Cap Series	5,525,107	1,090,534	(774,193)	316,341
The DFA International Value Series	7,571,337	2,919,347	(208,384)	2,710,963
The Japanese Small Company Series	2,060,650	205,024	(277,369)	(72,345)
The Asia Pacific Small Company Series	1,265,894	463,798	(79,391)	384,407
The United Kingdom Small Company Series	850,201	420,668	(82,090)	338,578
The Continental Small Company Series	1,806,423	938,052	(84,400)	853,652
The Canadian Small Company Series	246,828	17,340	(23,900)	(6,560)
The Emerging Markets Series	2,103,273	2,045,615	(43,255)	2,002,360
The Emerging Markets Small Cap Series	1,145,981	602,744	(48,632)	554,112
The DFA One-Year Fixed Income Series	3,226,747	43	(3,087)	(3,044)
The DFA Two-Year Global Fixed Income Series	3,179,213	100,524	(2,724)	97,800

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2007, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Nov. 30, 2007	Unrealized Foreign Exchange Gain (Loss)
12/10/07	47,732	Euro	$69,495	$69,846	$(351)
12/10/07	8,569,326	Japanese Yen	75,106	77,221	(2,115)
12/27/07	2,254	Australian Dollar	2,002	1,988	14
12/27/07	1,051	Pound Sterling	2,166	2,159	7
12/27/07	21,034	Swedish Krona	3,351	3,294	57
12/27/07	28,428	Swiss Franc	25,687	25,158	529
			$177,807	$179,666	$(1,859)

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Nov. 30, 2007	Unrealized Foreign Exchange Gain (Loss)
12/10/07	70,725	Denmark Krone	$13,816	$13,878	$(62)
12/10/07	112,580	Euro	163,910	164,738	(828)
12/10/07	34,422,792	Japanese Yen	301,700	310,194	(8,494)
12/17/07	97,959	Euro	143,451	143,367	84
12/17/07	29,224,919	Japanese Yen	264,824	263,515	1,309
12/27/07	132,876	Australian Dollar	118,077	117,224	853
12/27/07	103,293	Euro	152,870	151,113	1,757
12/27/07	36,468,659	Japanese Yen	332,436	329,353	3,083
12/27/07	21,803	Pound Sterling	44,933	44,787	146
12/27/07	93,601	Swedish Krona	14,912	14,657	255
12/27/07	329,101	Swiss Franc	297,360	291,242	6,118
			$1,848,289	$1,844,068	$4,221

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts:  During the year ended November 30, 2007, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company and Enhanced could lose more than the initial margin requirements.

At November 30, 2007, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 21, 2007	95	$30,238	$1,182

Large Company had approximately $1,496 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 21, 2007	870	$322,705	$(1,168)

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) minus 0.05% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index® plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks may arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At November 30, 2007, Enhanced had the following outstanding S&P 500 Index® swap, which was approximately 5% of the portfolio's net assets (dollar amounts in thousands):

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	October 17, 2007	April 16, 2008	$15,618	$(860)

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Small Cap Series	6.25%	$10,451	7	$13	$16,007

There were no outstanding borrowings by the Series under this line of credit during the year ended November 30, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.85%	$10,071	23	$38	$26,565
The United Kingdom Small Company Series	5.82%	238	15	1	530
The Continental Small Company Series	5.93%	529	14	1	1,656
The Canadian Small Company Series	5.14%	60	1	—	60
The Emerging Markets Series	5.65%	4,646	34	25	15,404
The Emerging Markets Small Cap Series	5.78%	2,389	36	14	6,714

There were no outstanding borrowings by the Series under this line of credit during the year ended November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each Portfolio/Series is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)
U.S. Large Company Portfolio	100.00%	—	—	—	100.00%	74.86%
Enhanced U.S. Large Company Portfolio	92.04%	—	7.96%	—	100.00%	—
U.S. Large Cap Value Portfolio	41.42%	0.32%	58.26%	—	100.00%	88.80%
U.S. Targeted Value Portfolio	40.27%	2.37%	57.36%	—	100.00%	39.29%
U.S. Small Cap Value Portfolio	20.12%	0.62%	79.26%	—	100.00%	100.00%
U.S. Core Equity 1 Portfolio	90.52%	3.43%	6.05%	—	100.00%	87.89%
U.S. Core Equity 2 Portfolio	92.05%	4.09%	3.86%	—	100.00%	84.43%
U.S. Vector Equity Portfolio	54.79%	45.21%	—	—	100.00%	92.03%
U. S Small Cap Portfolio	31.94%	0.87%	67.19%	—	100.00%	61.40%
U.S. Micro Cap Portfolio	22.98%	1.13%	75.89%	—	100.00%	48.32%
DFA Real Estate Securities Portfolio	43.66%	2.05%	54.29%	—	100.00%	—
Large Cap International Portfolio	98.31%	—	1.69%	—	100.00%	—
International Core Equity Portfolio	94.00%	5.50%	0.50%	—	100.00%	—
International Small Company Portfolio	41.21%	10.22%	48.57%	—	100.00%	—
Japanese Small Company Portfolio	100.00%	—	—	—	100.00%	—
Asia Pacific Small Company Portfolio	100.00%	—	—	—	100.00%	—
United Kingdom Small Company Portfolio	45.25%	8.87%	45.88%	—	100.00%	—
Continental Small Company Portfolio	48.78%	11.08%	40.14%	—	100.00%	—
DFA International Real Estate Securities Portfolio	100.00%	—	—	—	100.00%	—
DFA International Small Cap Value Portfolio	30.93%	4.27%	64.80%	—	100.00%	—
Emerging Markets Portfolio	70.08%	0.07%	29.85%	—	100.00%	—
Emerging Markets Small Cap Portfolio	20.09%	8.67%	71.24%	—	100.00%	—
Emerging Markets Core Equity Portfolio	86.90%	6.17%	6.93%	—	100.00%	—
DFA One-Year Fixed Income Portfolio	100.00%	—	—	—	100.00%	—
DFA Two-Year Global Fixed Income Portfolio	100.00%	—	—	—	100.00%	—
DFA Five-Year Government Portfolio	100.00%	—	—	—	100.00%	—
DFA Five-Year Global Fixed Income Portfolio	100.00%	—	—	—	100.00%	—
DFA Intermediate Government Fixed Income Portfolio	99.33%	—	0.67%	—	100.00%	—
DFA Inflation-Protected Securities Portfolio	100.00%	—	—	—	100.00%	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	100.00%	100.00%	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	100.00%	100.00%	—
Dimensional Investment Group Inc.
DFA International Value Portfolio	68.86%	0.28%	30.86%	—	100.00%	—
The DFA Investment Trust Company
The Enhanced U.S. Large Company Series	28.48%	31.88%	39.64%	—	100.00%	—
The U.S. Large Cap Value Series	23.47%	2.22%	74.31%	—	100.00%	80.07%
The U.S. Small Cap Value Series	11.93%	7.21%	80.86%	—	100.00%	87.27%
The U.S. Small Cap Series	17.12%	13.00%	69.88%	—	100.00%	53.93%
The U.S. Micro Cap Series	13.17%	12.18%	74.65%	—	100.00%	43.85%
The DFA International Value Series	58.06%	3.12%	38.82%	—	100.00%	—
The DFA One-Year Fixed Income Series	100.00%	—	—	—	100.00%	—
The DFA Two-Year Global Fixed Income Series	100.00%	—	—	—	100.00%	—

DFA Investment Dimensions Group Inc.	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short- Term Capital Gain(6)
U.S. Large Company Portfolio	55.91%	—	—	4.04%	—
Enhanced U.S. Large Company Portfolio	—	—	—	16.23%	—
U.S. Large Cap Value Portfolio	89.08%	—	—	2.62%	0.80%
U.S. Targeted Value Portfolio	36.64%	—	—	3.63%	6.70%
U.S. Small Cap Value Portfolio	88.74%	—	—	1.76%	3.20%
U.S. Core Equity 1 Portfolio	85.86%	—	—	2.34%	3.65%
U.S. Core Equity 2 Portfolio	81.21%	—	—	3.26%	4.26%
U.S. Vector Equity Portfolio	54.64%	—	—	2.85%	45.21%
U. S Small Cap Portfolio	28.16%	—	—	1.36%	2.64%
U.S. Micro Cap Portfolio	43.90%	—	—	1.33%	4.50%
DFA Real Estate Securities Portfolio	—	—	—	1.13%	7.67%
Large Cap International Portfolio	64.65%	—	8.55%	0.49%	—
International Core Equity Portfolio	65.27%	—	6.76%	1.55%	5.17%
International Small Company Portfolio	30.10%	—	4.69%	0.69%	18.79%
Japanese Small Company Portfolio	70.35%	—	7.49%	0.91%	—
Asia Pacific Small Company Portfolio	42.15%	—	1.71%	0.62%	—
United Kingdom Small Company Portfolio	48.68%	—	—	0.22%	16.53%
Continental Small Company Portfolio	36.35%	—	11.17%	0.27%	15.39%
DFA International Real Estate Securities Portfolio	18.45%	—	1.98%	1.61%	—
DFA International Small Cap Value Portfolio	48.02%	—	1.98%	0.64%	10.31%
Emerging Markets Portfolio	71.81%	—	13.45%	0.58%	—
Emerging Markets Small Cap Portfolio	52.84%	—	10.42%	0.60%	27.21%
Emerging Markets Core Equity Portfolio	66.67%	—	12.26%	1.02%	5.87%
DFA One-Year Fixed Income Portfolio	—	—	—	47.39%	—
DFA Two-Year Global Fixed Income Portfolio	—	—	—	36.69%	—
DFA Five-Year Government Portfolio	—	99.43%	—	100.00%	—
DFA Five-Year Global Fixed Income Portfolio	—	0.14%	—	25.83%	—
DFA Intermediate Government Fixed Income Portfolio	—	99.16%	—	100.00%	—
DFA Inflation-Protected Securities Portfolio	—	97.92%	—	99.76%	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	99.10%	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	100.00%	—
Dimensional Investment Group Inc.
DFA International Value Portfolio	54.62%	—	—	0.55%	0.42%
The DFA Investment Trust Company
The Enhanced U.S. Large Company Series	—	0.80%	—	10.09%	52.82%
The U.S. Large Cap Value Series	81.98%	—	—	2.47%	8.62%
The U.S. Small Cap Value Series	47.98%	—	—	1.67%	37.66%
The U.S. Small Cap Series	42.88%	—	—	1.25%	43.16%
The U.S. Micro Cap Series	35.01%	—	—	1.25%	48.05%
The DFA International Value Series	53.70%	—	8.07%	0.54%	4.72%
The DFA One-Year Fixed Income Series	—	0.54%	—	97.14%	—
The DFA Two-Year Global Fixed Income Series	—	2.22%	—	33.30%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on March 23, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the approval of the investment advisory agreement ("Advisory Agreement") for the T.A. U.S. Core Equity 2 Portfolio (the "Portfolio") with Dimensional Fund Advisors LP (the "Advisor").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for the Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Portfolio, and the resources of the Advisor dedicated to the Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Portfolio. The Board noted that the services that were proposed to be provided to the Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Portfolio, and compared the fees to be charged to the Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for the Portfolio was in the best interests of the Portfolio and its shareholders.

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DFA113007-001A

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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ANNUAL REPORT

Page
Dimensional Investing

Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Performance Chart	2

Management's Discussion and Analysis (including Dimensional Emerging Markets Value Fund Inc.)	3

Disclosure of Fund Expenses	5

Disclosure of Portfolio Holdings	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Report of Independent Registered Public Accounting Firm	15

Dimensional Emerging Markets Value Fund Inc.

Performance Chart	16

Disclosure of Fund Expenses	17

Disclosure of Portfolio Holdings	18

Summary Schedule of Portfolio Holdings	19

Statement of Assets and Liabilities	23

Statement of Operations	24

Statements of Changes in Net Assets	25

Financial Highlights	26

Notes to Financial Statements	27

Report of Independent Registered Public Accounting Firm	33

Fund Management	34

Voting Proxies on Fund Portfolio Securities	42

Notice to Shareholders	43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHART

Emerging Markets Value Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
April 1998-November 2007

Growth of $10,000

Emerging Markets Value Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
04/98
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$65,837
$45,967
$35,340

Average Annual Total Return	One Year	Five Years	From 4/1/1998
	50.98%	44.40%	21.53%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	33.47%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted. Source: MSCI data copyright MSCI 2007, all rights reserved.

3

Master-Feeder Structure

The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,800 stocks in 18 countries. The portfolio's target country weights are capped at a ceiling set by the manager to limit single-country risk exposure. Throughout the year ended November 30, 2007, the Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets value stocks outperformed developed country stocks, emerging markets growth stocks, and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 50.98% for the Emerging Markets Value Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), the outperformance of the Portfolio was due primarily to greater exposure to stocks with strong value characteristics as measured by book-to-market ratio. Value stocks, which outperformed growth stocks and the Index, comprised approximately 66% of the Portfolio compared to approximately 22% of the the Index. Composition differences also contributed to the Portfolio's outperformance as it did not invest in some of the countries that underperformed the MSCI Emerging Markets Index. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Emerging Markets Value Fund Inc., (the "Fund") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Fund held approximately 1,800 stocks in 18 countries. The Fund's target country weights are capped at a ceiling set by the manager to limit single-country risk exposure. Throughout the year ended November 30, 2007, the Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Fund's assets.

As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets value stocks outperformed developed country stocks, emerging markets growth stocks, and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 51.59% for the Dimensional Emerging Markets Value Fund. Relative to the MSCI Emerging Markets Index (net dividends), the outperformance of the Fund was due primarily to greater exposure to stocks with strong value characteristics as measured by book-to-market ratio. Value stocks, which outperformed growth stocks and the Index, comprised approximately 66% of the Fund compared to approximately 22% of the Index. Composition differences also contributed to the Fund's outperformance as it did not invest in seven of the countries that underperformed the MSCI Emerging Markets Index. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Fund intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,168.90	0.60%	$3.25
Hypothetical 5% Annual Return	$1,000.00	$1,022.07	0.60%	$3.03

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (112,898,031 Shares) at Value†	$7,488,526
Receivable for Fund Shares Sold	13,458
Prepaid Expenses and Other Assets	43
Total Assets	7,502,027
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	9,758
Fund Shares Redeemed	3,700
Due to Advisor	2,522
Accrued Expenses and Other Liabilities	245
Total Liabilities	16,225
NET ASSETS	$7,485,802
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	163,265,493
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$45.85
Investment at Cost	$3,766,692
NET ASSETS CONSIST OF:
Paid-In Capital	$3,621,779
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	22,447
Accumulated Net Realized Gain (Loss)	119,742
Net Unrealized Appreciation (Depreciation)	3,721,834
NET ASSETS	$7,485,802
(1) NUMBER OF SHARES AUTHORIZED	400,000,000

See accompanying Notes to Financial Statements.
7

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2007

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$144,074
Expenses
Administrative Services Fees	23,907
Accounting & Transfer Agent Fees	93
Shareholders' Reports	129
Filing Fees	90
Directors'/Trustees' Fees & Expenses	53
Legal Fees	52
Audit Fees	15
Other	13
Total Expenses	24,352
Net Investment Income (Loss)	119,722
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(6,781)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	2,124,572
Net Realized and Unrealized Gain (Loss)	2,288,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,407,744

See accompanying Notes to Financial Statements.
8

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$119,722	$65,857
Capital Gain Distributions Received from Affiliated Investment Company	170,231	50,497
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(6,781)	(13,463)
Change in Unrealized Appreciation (Depreciation) of
Affiliated Investment Company Shares	2,124,572	926,855
Net Increase (Decrease) in Net Assets Resulting from Operations	2,407,744	1,029,746
Distributions From:
Net Investment Income	(96,479)	(64,380)
Net Short-Term Gains	(8,058)	(4,774)
Net Long-Term Gains	(44,751)	(18,035)
Total Distributions	(149,288)	(87,189)
Capital Share Transactions (1):
Shares Issued	1,777,388	1,640,064
Shares Issued in Lieu of Cash Distributions	124,212	68,287
Shares Redeemed	(957,950)	(444,692)
Net Increase (Decrease) from Capital Share Transactions	943,650	1,263,659
Total Increase (Decrease) in Net Assets	3,202,106	2,206,216
Net Assets
Beginning of Period	4,283,696	2,077,480
End of Period	$7,485,802	$4,283,696
(1) Shares Issued and Redeemed:
Shares Issued	46,560	60,346
Shares Issued in Lieu of Cash Distributions	3,560	2,776
Shares Redeemed	(23,900)	(16,972)
	26,220	46,150
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$22,447	$4,576

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty-nine operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining forty-eight portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2007, the Portfolio owned 91% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R1 and Class R2 shares had not commenced operations as of November 30, 2007.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $116 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in

11

affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the year ended November 30, 2007, the total related amounts paid by the Group to the CCO were $157 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$12,762	$(5,372)	$(7,390)

12

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$5,621	$7,142	$12,763

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$24,042	$155,651	$179,693

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,804,079	$3,721,834	$(37,387)	$3,684,447

E.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings

13

under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line credit during the year ended November 30, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

H.  Other:

At November 30, 2007, one shareholder held approximately 19% of the outstanding shares of the Portfolio. The shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Dimensional Emerging Markets Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

15

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
PERFORMANCE CHART

Dimensional Emerging Markets Value Fund Inc. vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
November 30, 1997-November 30, 2007

Growth of $10,000
Dimensional Emerging Markets Value Fund Inc.
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$90,000
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$78,044
$53,019
$39,634

Average Annual Total Return	One Year	Five Years	Ten Years
	51.59%	44.98%	22.81%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

16

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,171.20	0.19%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.11	0.19%	$0.97

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

17

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
8.9%	5.3%	12.1%	19.0%	1.0%	14.3%	5.7%	27.7%	3.3%	2.0%	0.7%	100.0%

18

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$19,325,718	0.2%
BRAZIL — (9.3%)
COMMON STOCKS — (1.0%)
Companhia Siderurgica Nacional SA	931,400	70,918,782	0.9%
Other Securities		20,063,254	0.2%
TOTAL COMMON STOCKS		90,982,036	1.1%
PREFERRED STOCKS — (8.3%)
Gerdau SA	1,222,542	34,711,546	0.4%
Gerdau SA Sponsored ADR	1,259,570	35,406,513	0.4%
Investimentos Itau SA	5,990,063	43,437,730	0.5%
Klabin SA	8,361,300	33,021,701	0.4%
Metalurgica Gerdau SA	2,366,200	92,103,216	1.1%
Suzano Papel e Celullose SA	2,299,139	38,346,771	0.5%
Usinas Siderurgicas de Minas Gerais SA Series A	3,180,037	161,245,835	2.0%
Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,232,820	0.5%
Other Securities		261,109,060	3.2%
TOTAL PREFERRED STOCKS		738,615,192	9.0%
TOTAL — BRAZIL		829,597,228	10.1%
CHILE — (2.6%)
COMMON STOCKS — (2.5%)
Enersis SA Sponsored ADR	4,542,672	79,360,480	1.0%
Other Securities		141,556,005	1.7%
TOTAL COMMON STOCKS		220,916,485	2.7%
PREFERRED STOCKS — (0.1%)
Other Securities		9,507,652	0.1%
TOTAL — CHILE		230,424,137	2.8%
CHINA — (4.3%)
COMMON STOCKS — (4.3%)
Other Securities		384,656,688	4.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		86,006	0.0%
TOTAL — CHINA		384,742,694	4.7%
CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
Telefonica 02 Czech Republic A.S.	1,166,446	35,508,341	0.4%
Other Securities		17,656,460	0.3%
TOTAL — CZECH REPUBLIC		53,164,801	0.7%
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
# MOL Hungarian Oil & Gas NYRT	1,046,802	149,966,504	1.8%
Other Securities		44,050,142	0.6%
TOTAL — HUNGARY		194,016,646	2.4%

19

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (14.2%)
COMMON STOCKS — (14.1%)
ICICI Bank Sponsored ADR	949,468	$57,452,309	0.7%
Jindal Steel & Power, Ltd.	113,229	38,721,090	0.5%
Reliance Communications, Ltd.	4,291,822	73,160,060	0.9%
Reliance Industries, Ltd.	6,049,665	437,208,625	5.3%
Sterlite Industries (India), Ltd. Series A	2,076,364	54,637,045	0.7%
Tata Steel, Ltd.	1,904,649	39,769,534	0.5%
Other Securities		554,255,958	6.7%
TOTAL COMMON STOCKS		1,255,204,621	15.3%
PREFERRED STOCKS — (0.0%)
Other Securities		196,892	0.0%
RIGHTS/WARRANTS — (0.1%)
Other Securities		6,671,706	0.1%
TOTAL — INDIA		1,262,073,219	15.4%
INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
PT Astra International Tbk	13,431,500	36,042,674	0.5%
PT International Nickel Indonesia Tbk	6,872,000	69,366,479	0.9%
PT Semen Gresik Tbk	67,590,910	43,174,378	0.5%
Other Securities		126,427,217	1.5%
TOTAL COMMON STOCKS		275,010,748	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		392,105	0.0%
TOTAL — INDONESIA		275,402,853	3.4%
ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
Bank Hapoalim B.M.	14,182,489	71,646,517	0.9%
Bank Leumi Le-Israel	13,378,631	62,555,027	0.8%
Other Securities		112,807,691	1.3%
TOTAL — ISRAEL		247,009,235	3.0%
MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
* Sime Darby Berhad	10,193,905	33,328,269	0.4%
Other Securities		378,413,901	4.6%
TOTAL COMMON STOCKS		411,742,170	5.0%
PREFERRED STOCKS — (0.0%)
Other Securities		204,111	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		764,951	0.0%
TOTAL — MALAYSIA		412,711,232	5.0%

20

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
# Alfa S.A.B. de C.V. Series A	6,037,464	$39,299,559	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	7,347,625	210,215,551	2.6%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	37,253,358	0.5%
# Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	46,255,132	0.6%
# Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	43,431,852	0.5%
Other Securities		232,121,085	2.7%
TOTAL — MEXICO		608,576,537	7.4%
PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		72,996,995	0.9%
POLAND — (3.1%)
COMMON STOCKS — (3.1%)
* Polski Koncern Naftowy Orlen SA	5,310,008	112,539,161	1.4%
Other Securities		159,870,530	1.9%
TOTAL COMMON STOCKS		272,409,691	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		45,378	0.0%
TOTAL — POLAND		272,455,069	3.3%
SOUTH AFRICA — (10.2%)
COMMON STOCKS — (10.2%)
ABSA Group, Ltd.	2,353,362	44,110,454	0.5%
African Rainbow Minerals, Ltd.	1,435,149	31,360,143	0.4%
ArcelorMittal South Africa, Ltd.	2,658,860	54,126,598	0.7%
Barloworld, Ltd.	2,119,859	35,413,690	0.4%
Gold Fields, Ltd. Sponsored ADR	4,882,535	80,317,701	1.0%
*# Harmony Gold Mining Co., Ltd.	3,183,494	33,732,934	0.4%
Nedbank Group, Ltd.	2,262,249	44,906,567	0.5%
Sanlam, Ltd.	28,259,449	96,992,464	1.2%
Sasol, Ltd. Sponsored ADR	1,309,923	66,203,508	0.8%
Other Securities		421,866,952	5.2%
TOTAL COMMON STOCKS		909,031,011	11.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		42,548	0.0%
TOTAL — SOUTH AFRICA		909,073,559	11.1%
SOUTH KOREA — (11.4%)
COMMON STOCKS — (11.4%)
# Hyundai Motor Co., Ltd.	764,050	57,697,508	0.7%
LG Corp.	381,163	32,582,793	0.4%
LG Electronics, Inc.	466,520	48,709,697	0.6%
# POSCO ADR	1,060,011	167,343,937	2.1%
# Samsung Corp.	632,820	44,598,002	0.6%
* Sk Energy Co., Ltd.	317,698	65,357,185	0.8%
Other Securities		601,021,579	7.2%
TOTAL — SOUTH KOREA		1,017,310,701	12.4%

21

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
Chi Mei Optoelectronic Corp.	28,881,840	$39,033,138	0.5%
Mega Financial Holding Co., Ltd.	69,497,000	43,007,449	0.5%
United Microelectronics Corp.	84,774,374	50,714,321	0.6%
Other Securities		742,990,774	9.1%
TOTAL — TAIWAN		875,745,682	10.7%
THAILAND — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		218,487,192	2.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		253,663	0.0%
TOTAL — THAILAND		218,740,855	2.7%
TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	38,192,276	0.5%
Turkiye Garanti Bankasi A.S.	4,310,290	37,541,819	0.5%
Other Securities		207,959,782	2.5%
TOTAL — TURKEY		283,693,877	3.5%
	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $116,699,233 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/36 to 10/01/37 & FNMA, rates ranging from 4.153%(r) to 5.500%, maturities ranging from 08/01/13 to 02/01/36, valued at $101,562,724) to be repurchased at $99,609,716	$99,571	99,571,298	1.2%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $122,455,360 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 12/01/32 to 11/01/37 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/24 to 11/01/37, valued at $102,003,207) to be repurchased at $100,038,583	100,000	100,000,000	1.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $691,693,391 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 01/01/24 to 10/01/36 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/18 to 11/01/37, valued at $546,185,122) to be repurchased at $535,680,003	535,473	535,473,400	6.6%
TOTAL SECURITIES LENDING COLLATERAL		735,044,698	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $5,271,689,547)		$8,902,105,736	108.7%

See accompanying Notes to Financial Statements.
22

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $669,888 of securities on loan)	$8,167,061
Collateral Received from Securities on Loan at Value	735,045
Foreign Currencies at Value	3,567
Receivables:
Investment Securities Sold	35,403
Dividends and Interest	9,830
Fund Shares Sold	9,758
Securities Lending Income	1,170
Prepaid Expenses and Other Assets	3
Total Assets	8,961,837
LIABILITIES:
Payables:
Upon Return of Securities Loaned	735,045
Investment Securities Purchased	455
Due to Advisor	697
Loan Payable	24,081
Deferred Thailand Capital Gains Tax	11,982
Accrued Expenses and Other Liabilities	867
Total Liabilities	773,127
NET ASSETS	$8,188,710
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	123,446,288
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$66.33
Investments at Cost	$4,536,645
Collateral Received from Securities on Loan at Cost	$735,045
Foreign Currencies at Cost	$3,477
NET ASSETS CONSIST OF:
Paid-In Capital	$3,908,238
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,305
Accumulated Net Realized Gain (Loss)	655,565
Deferred Thailand Capital Gains Tax	(11,982)
Net Unrealized Foreign Exchange Gain (Loss)	78
Net Unrealized Appreciation (Depeciation)	3,630,506
NET ASSETS	$8,188,710
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
23

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,545)	$169,359
Interest	1,103
Income from Securities Lending	9,140
Total Investment Income	179,602
Expenses
Investment Advisory Services Fees	6,669
Accounting & Transfer Agent Fees	668
Custodian Fees	5,190
Shareholders' Reports	31
Directors'/Trustees' Fees & Expenses	92
Legal Fees	43
Audit Fees	79
Other	127
Total Expenses	12,899
Net Investment Income (Loss)	166,703
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	659,828
Foreign Currency Transactions	(2,063)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892,737
Translation of Foreign Currency Denominated Amounts	(230)
Deferred Thailand Capital Gains Tax	(3,211)
Net Realized and Unrealized Gain (Loss)	2,547,061
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,713,764

See accompanying Notes to Financial Statements.
24

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$166,703	$87,319
Net Realized Gain (Loss) on:
Investment Securities Sold	659,828	191,697
Foreign Currency Transactions	(2,063)	(2,472)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892,737	926,842
Translation of Foreign Currency Denominated Amounts	(230)	281
Deferred Thailand Capital Gains Tax	(3,211)	(4,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,713,764	1,199,015
Distributions From:
Net Investment Income	(160,170)	(89,423)
Net Short-Term Gains	(7,987)	(5,458)
Net Long-Term Gains	(183,896)	(53,393)
Total Distributions	(352,053)	(148,274)
Capital Share Transactions (1):
Shares Issued	1,088,699	1,397,138
Shares Issued in Lieu of Cash Distributions	338,352	129,459
Shares Redeemed	(437,964)	(156,490)
Net Increase (Decrease) from Capital Share Transactions	989,087	1,370,107
Total Increase (Decrease) in Net Assets	3,350,798	2,420,848
Net Assets
Beginning of Period	4,837,912	2,417,064
End of Period	$8,188,710	$4,837,912
(1) Shares Issued and Redeemed:
Shares Issued	20,030	34,302
Shares Issued in Lieu of Cash Distributions	6,805	3,503
Shares Redeemed	(7,211)	(4,043)
	19,624	33,762
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,305	$3,675

See accompanying Notes to Financial Statements.
25

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
26

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

27

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $130 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

28

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2007, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,711,807
Sales	919,628

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(1,431)	$1,431

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053

29

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$21,416	$644,373	$665,789

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $2,435 and $3,563, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,275,478	$3,801,749	$(175,121)	$3,626,628

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

30

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Fund under this line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.48%	$9,825	15	$22	$24,081

At November 30, 2007 the Portfolio had a loan outstanding in the amount of $24,081 (amount in thousands).

H.  Securities Lending:

As of November 30, 2007, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

31

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Emerging Markets Value Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

33

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

34

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

35

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

36

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

37

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

38

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

39

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

40

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

41

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

42

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualifying Interest Income(3)	Qualifying Short-Term Capital Gain(4)
Emerging Markets Value Portfolio	67.22%	0.75%	32.03%	100.00%	8.14%	—	0.55%	1.10%
Dimensional Emerging Markets Value Fund Inc.
Dimensional Emerging Markets Value Fund Inc.	45.50%	2.27%	52.23%	100.00%	6.83%	9.83%	0.52%	4.32%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

43

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DFA113007-005A

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REIT  Real Estate Investment Trust

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Marketwide Value Portfolio vs. Russell 3000 Value Index

December 14, 1998-November 30, 2007

Growth of $10,000
Tax-Managed U.S. Marketwide Value Portfolio
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$19,909
$19,193

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	0.54%	15.18%	7.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Equity Portfolio vs. Dow Jones Wilshire 5000 Index

September 25, 2001-November 30, 2007

Growth of $10,000
Tax-Managed U.S. Equity Portfolio
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
$17,762
$16,574
09/01
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	7.23%	12.00%	8.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Targeted Value Portfolio vs. Russell 2000 Value Index

December 11, 1998-November 30, 2007

Growth of $10,000
Tax-Managed U.S. Targeted Value Portfolio
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$29,375
$26,773

Average Annual Total Return	One Year	Five Years	From 12/11/1998
	-6.58%	16.72%	12.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Small Cap Portfolio vs. Russell 2000 Index
December 15, 1998-November 30, 2007

Growth of $10,000

Tax-Managed U.S. Small Cap Portfolio
Russell 2000 Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$26,435
$22,055

Average Annual Total Return	One Year	Five Years	From 12/15/1998
	-0.94%	15.86%	11.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed DFA International Value Portfolio vs. MSCI EAFE Index (net dividends)

April 16, 1999-November 30, 2007

Growth of $10,000
Tax-Managed DFA International Value Portfolio
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
04/99
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$27,281
$18,722

Average Annual Total Return	One Year	Five Years	From 4/16/1999
	17.51%	26.35%	12.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

3

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

4

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of the Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 2.06% for the Russell 3000 Value Index® and 0.54% for the Tax-Managed U.S. Marketwide Value Portfolio. Relative to the Russell 3000 Value Index®, underperformance of the Portfolio was primarily due to lower exposure than the Index to stocks with more pronounced growth characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the second lowest BtM quartile (stocks with growth characteristics), which represented approximately 5% of the Portfolio compared to approximately 17% of the Russell 3000 Value Index, outperformed the Index by more than 14 percentage points. Consumer discretionary stocks, which represented approximately 17% of the Portfolio compared to approximately 9% of the Index, underperformed the Index by more than 10 percentage points.

Tax-Managed U.S. Equity Portfolio

The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of The Tax-Managed Equity Series, a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 3,000 stocks, and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Portfolio's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, total returns were 7.58% for the Dow Jones Wilshire 5000 Index and 7.23% for the Tax-Managed U.S. Equity Portfolio. Relative to the Dow Jones Wilshire 5000 Index, the underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Dow Jones Wilshire 5000 Index are not diminished by management and administrative expenses associated with running a live portfolio. The Portfolio's slightly lower exposure as compared to the Index to growth stocks, which outperformed the Index by seven percentage points, also contributed to the underperformance of the Portfolio than the Index.

Tax-Managed U.S. Targeted Value Portfolio

The Tax-Managed U.S. Targeted Value Portfolio (formerly the Tax-Managed U.S. Small Cap Value Portfolio) seeks to capture the returns of value stocks of U.S. small and mid cap companies in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Portfolio held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally

5

outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®,and –6.58% for the Tax-Managed U.S. Targeted Value Portfolio. Relative to the Russell 2000 Value Index®, outperformance of the Portfolio was primarily due to a lack of exposure to REITs, which underperformed the Index by approximately 12 percentage points and represented approximately 10% of the Index; and a greater exposure than the Index to industrial stocks, which outperformed the Index by approximately 11 percentage points and represented approximately 16% of the Portfolio compared to approximately 12% of the Index.

Tax-Managed U.S. Small Cap Portfolio

The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Portfolio held approximately 2,650 stocks, and essentially was fully invested in equities throughout the year: average cash levels were less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –0.94% for the Tax-Managed U.S. Small Cap Portfolio. Relative to the Russell 2000 Index®, the outperformance of the Portfolio was primarily due to a lack of exposure to REITs, which represented approximately 7% of the Index and underperformed the Index by approximately 16 percentage points.

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

6

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	34.21%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 600 stocks in 22 developed country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: average cash levels were less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends) and 12.30% for the MSCI EAFE Value Index (net dividends). Total return for the Tax-Managed DFA International Value Portfolio for the year ended November 30, 2007 was 17.51%. Relative to the MSCI EAFE Index (net dividends), the better performance of the Portfolio was primarily due to portfolio composition differences with the Index. The Portfolio had a greater exposure to German stocks, approximately 13% compared to 8% for the Index, which stocks outperformed the Index by approximately 22 percentage points. The Portfolio also had a lower exposure to Japanese stocks, approximately 12% compared to 22% for the MSCI EAFE Index, which stocks underperformed the Index by approximately 15 percentage points.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$888.40	0.37%	$1.76
Hypothetical 5% Annual Return	$1,000.00	$1,023.20	0.37%	$1.89

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Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$969.10	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.22%	$1.12

Tax-Managed U.S. Targeted Value Portfolio
(formerly, Tax-Managed U.S. Small Cap Value Portfolio)

Actual Fund Return	$1,000.00	$848.80	0.44%	$2.06
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.44%	$2.25

Tax-Managed U.S. Small Cap Portfolio

Actual Fund Return	$1,000.00	$897.40	0.52%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.44	0.52%	$2.65

Tax-Managed DFA International Value Portfolio

Actual Fund Return	$1,000.00	$992.30	0.53%	$2.67
Hypothetical 5% Annual Return	$1,000.00	$1,022.39	0.53%	$2.71

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)	16.0%	5.5%	6.7%	19.0%	6.6%	17.4%	16.7%	11.3%	0.8%	—	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	14.4%	3.8%	8.0%	13.3%	14.2%	17.7%	19.2%	6.2%	1.0%	2.2%	—	100.0%
Tax-Managed DFA International Value Portfolio	15.0%	3.5%	3.7%	44.5%	0.4%	8.4%	2.5%	10.5%	7.3%	4.1%	0.1%	100.0%

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DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2007

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,748,272,333
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,151,326,546)	$2,748,272,333

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,824,031,777
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,408,421,242)	$1,824,031,777

See accompanying Notes to Financial Statements.
11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
(formerly, Tax-Managed U.S. Small Cap Value Portfolio)

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.8%)
Consumer Discretionary — (14.0%)
*# Big Lots, Inc.	565,500	$10,557,885	0.4%
Bob Evans Farms, Inc.	336,775	10,386,141	0.4%
BorgWarner, Inc.	195,266	18,864,648	0.7%
* Scholastic Corp.	260,798	9,190,522	0.3%
* Warnaco Group, Inc.	289,355	10,677,199	0.4%
Other Securities		398,305,769	13.6%
Total Consumer Discretionary		457,982,164	15.8%
Consumer Staples — (4.8%)
Corn Products International, Inc.	223,900	8,805,987	0.3%
# Pilgrim's Pride Corp.	529,215	13,801,927	0.5%
PriceSmart, Inc.	295,162	8,804,682	0.3%
* Smithfield Foods, Inc.	331,159	9,951,328	0.4%
Universal Corp.	220,500	11,836,440	0.4%
Other Securities		103,134,481	3.5%
Total Consumer Staples		156,334,845	5.4%
Energy — (5.9%)
* Comstock Resources, Inc.	271,600	9,098,600	0.3%
* Exterran Holdings, Inc.	158,682	12,700,907	0.5%
* Forest Oil Corp.	234,804	11,054,572	0.4%
Helmerich & Payne, Inc.	276,328	9,547,132	0.3%
* Mariner Energy, Inc.	549,200	11,906,656	0.4%
* Whiting Petroleum Corp.	226,118	11,920,941	0.4%
Other Securities		126,764,464	4.3%
Total Energy		192,993,272	6.6%
Financials — (16.9%)
Harleysville Group, Inc.	245,883	8,605,905	0.3%
NewAlliance Bancshares, Inc.	677,465	8,739,298	0.3%
Odyssey Re Holdings Corp.	285,770	11,013,576	0.4%
*# ProAssurance Corp.	182,100	9,986,364	0.4%
RLI Corp.	153,060	9,126,968	0.3%
Transatlantic Holdings, Inc.	123,603	9,189,883	0.3%
Other Securities		495,722,202	17.0%
Total Financials		552,384,196	19.0%
Health Care — (5.8%)
* Millennium Pharmaceuticals, Inc.	696,687	10,269,166	0.4%
Other Securities		178,491,384	6.1%
Total Health Care		188,760,550	6.5%
Industrials — (15.0%)
* Allied Waste Industries, Inc.	855,958	9,766,481	0.3%
Ameron International Corp.	80,900	8,557,602	0.3%
Belden, Inc.	439,050	20,218,253	0.7%
Cubic Corp.	246,700	9,739,716	0.3%
IKON Office Solutions, Inc.	684,185	8,641,257	0.3%
* M&F Worldwide Corp.	176,418	9,062,593	0.3%
Regal-Beloit Corp.	241,478	11,368,784	0.4%
Robbins & Myers, Inc.	138,500	9,487,250	0.3%
Ryder System, Inc.	192,100	8,329,456	0.3%
Skywest, Inc.	330,416	8,693,245	0.3%
Triumph Group, Inc.	128,300	10,425,658	0.4%
Other Securities		378,646,224	13.1%
Total Industrials		492,936,519	17.0%

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TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (14.6%)
* Andrew Corp.	858,067	$12,579,262	0.4%
* Ingram Micro, Inc.	424,440	8,446,356	0.3%
*# Skyworks Solutions, Inc.	1,059,313	9,618,562	0.3%
Other Securities		447,369,785	15.4%
Total Information Technology		478,013,965	16.4%
Materials — (10.1%)
Albemarle Corp.	246,400	10,876,096	0.4%
Commercial Metals Co.	477,600	14,762,616	0.5%
Greif, Inc. Class A	152,400	9,002,268	0.3%
Minerals Technologies, Inc.	170,419	11,401,031	0.4%
NewMarket Corp.	180,900	9,707,094	0.3%
* OM Group, Inc.	240,400	13,532,116	0.5%
Reliance Steel & Aluminum Co.	331,052	17,078,973	0.6%
Schnitzer Steel Industries, Inc. Class A	163,989	10,236,193	0.3%
Sensient Technologies Corp.	429,600	11,887,032	0.4%
# Steel Dynamics, Inc.	349,063	17,561,360	0.6%
*# Terra Industries, Inc.	908,700	34,330,686	1.2%
Worthington Industries, Inc.	584,600	12,387,674	0.4%
Other Securities		158,548,335	5.5%
Total Materials		331,311,474	11.4%
Other — (0.0%)
Total Other		1,779	0.0%
Telecommunication Services — (0.7%)
CenturyTel, Inc.	267,502	11,403,610	0.4%
Other Securities		11,167,992	0.4%
Total Telecommunication Services		22,571,602	0.8%
Utilities — (0.0%)
Total Utilities		987,504	0.0%
TOTAL COMMON STOCKS		2,874,277,870	98.9%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		249	0.0%
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,849	9,849	0.0%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $473,134,426 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA, rates ranging from 4.250% to 6.972%, maturities ranging from 08/01/16 to 08/01/36, valued at $398,782,715) to be repurchased at $387,317,108	$387,168	387,167,684	13.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,663,852 FHLMC 5.500%, 05/01/33, valued at $5,615,326) to be repurchased at $5,429,831	5,428	5,427,750	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $9,360,000 FHLMC 6.032%, 11/01/36, valued at $8,712,505) to be repurchased at $8,461,876	8,459	8,458,612	0.3%
TOTAL SECURITIES LENDING COLLATERAL		401,054,046	13.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,751,513,923)		$3,275,342,014	112.7%

See accompanying Notes to Financial Statements.
13

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.5%)
Consumer Discretionary — (11.7%)
* Deckers Outdoor Corp.	17,200	$2,479,724	0.1%
DeVry, Inc.	62,000	3,408,760	0.2%
* Fossil, Inc.	76,325	3,307,925	0.2%
* GameStop Corp. Class A	52,176	2,997,511	0.2%
Guess?, Inc.	75,200	3,529,136	0.2%
*# Priceline.com, Inc.	44,784	5,096,419	0.3%
Service Corp. International	188,300	2,500,624	0.2%
*# Vail Resorts, Inc.	49,550	2,750,520	0.2%
Other Securities		224,752,982	12.5%
Total Consumer Discretionary		250,823,601	14.1%
Consumer Staples — (3.1%)
* Central European Distribution Corp.	49,175	2,458,750	0.1%
Other Securities		63,692,372	3.6%
Total Consumer Staples		66,151,122	3.7%
Energy — (6.3%)
* Atwood Oceanics, Inc.	33,498	2,922,700	0.2%
* Denbury Resources, Inc.	85,060	4,535,399	0.3%
* Exterran Holdings, Inc.	48,890	3,913,156	0.2%
* Forest Oil Corp.	59,779	2,814,395	0.2%
* Mariner Energy, Inc.	118,887	2,577,470	0.1%
* Oceaneering International, Inc.	50,000	3,190,500	0.2%
* Plains Exploration & Production Co.	63,971	3,224,778	0.2%
Range Resources Corp.	78,350	3,187,278	0.2%
Tesoro Petroleum Corp.	77,800	3,826,204	0.2%
Other Securities		104,629,997	5.8%
Total Energy		134,821,877	7.6%
Financials — (10.9%)
*# ProAssurance Corp.	47,900	2,626,836	0.2%
Other Securities		231,832,738	13.0%
Total Financials		234,459,574	13.2%
Health Care — (11.5%)
* AMERIGROUP Corp.	72,200	2,481,514	0.1%
*# Hologic, Inc.	39,446	2,618,820	0.1%
*# Illumina, Inc.	58,641	3,388,863	0.2%
Perrigo Co.	98,412	3,040,931	0.2%
*# Pharmion Corp.	50,400	3,217,536	0.2%
Other Securities		232,001,791	13.0%
Total Health Care		246,749,455	13.8%
Industrials — (14.3%)
* AGCO Corp.	58,869	4,058,429	0.2%
* BE Aerospace, Inc.	78,300	3,680,100	0.2%
Flowserve Corp.	45,400	4,271,686	0.2%
* FTI Consulting, Inc.	54,350	3,097,950	0.2%
* General Cable Corp.	47,400	3,525,612	0.2%
* IHS, Inc.	35,400	2,482,956	0.1%
* Quanta Services, Inc.	171,657	4,699,969	0.3%
* Shaw Group, Inc.	62,700	3,976,434	0.2%
* Terex Corp.	81,416	5,247,261	0.3%
The Manitowoc Co., Inc.	66,000	2,894,100	0.2%
Other Securities		268,543,501	15.1%
Total Industrials		306,477,998	17.2%

14

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (15.8%)
* Andrew Corp.	210,917	$3,092,043	0.2%
* Brocade Communications Systems, Inc.	430,851	3,140,904	0.2%
* CommScope, Inc.	64,900	2,628,450	0.2%
* Flir Systems, Inc.	41,900	2,879,787	0.2%
*# Nuance Communications, Inc.	185,977	3,753,016	0.2%
*# Sigma Designs, Inc.	39,800	2,587,796	0.2%
* Skyworks Solutions, Inc.	296,472	2,691,966	0.2%
* Varian Semiconductor Equipment Associates, Inc.	63,000	2,615,130	0.2%
Other Securities		314,451,679	17.4%
Total Information Technology		337,840,771	19.0%
Materials — (5.3%)
* AK Steel Holding Corp.	112,800	5,027,496	0.3%
Cleveland-Cliffs, Inc.	42,000	3,788,400	0.2%
Commercial Metals Co.	81,200	2,509,892	0.1%
* Owens-Illinois, Inc.	72,000	3,232,080	0.2%
Quanex Corp.	50,725	2,538,279	0.1%
*# Rockwood Holdings, Inc.	95,500	3,216,440	0.2%
Steel Dynamics, Inc.	72,440	3,644,456	0.2%
* Terra Industries, Inc.	164,000	6,195,920	0.4%
Other Securities		84,075,382	4.7%
Total Materials		114,228,345	6.4%
Other — (0.0%)
Total Other		555	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		16,154,335	0.9%
Utilities — (1.8%)
Total Utilities		38,532,151	2.2%
TOTAL COMMON STOCKS		1,746,239,784	98.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		2,306	0.0%
TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	16,002,200	16,002,200	0.9%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $372,142,751 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/37 to 11/01/37, valued at $375,737,594) to be repurchased at $364,934,569	$364,794	364,793,780	20.5%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $6,296,563 FNMA 5.500%, 11/01/37, valued at $6,313,145) to be repurchased at $6,104,547	6,102	6,102,208	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $15,163,316 FNMA 3.334%, 09/01/33 & 6.032%, 11/01/36, valued at $8,233,934) to be repurchased at $7,995,856	7,993	7,992,772	0.5%
TOTAL SECURITIES LENDING COLLATERAL		378,888,760	21.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,721,032,904)		$2,141,133,050	120.3%

See accompanying Notes to Financial Statements.
15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.5%)
COMMON STOCKS — (5.5%)
Australia & New Zealand Banking Group, Ltd.	865,166	$21,612,927	0.8%
Commonwealth Bank of Australia	633,790	33,549,244	1.2%
National Australia Bank, Ltd.	1,041,386	35,333,163	1.2%
Other Securities		73,063,903	2.5%
TOTAL — AUSTRALIA		163,559,237	5.7%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		15,076,779	0.5%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		22,489,688	0.8%
CANADA — (4.9%)
COMMON STOCKS — (4.9%)
# Barrick Gold Corp.	392,975	15,959,513	0.6%
# Sun Life Financial, Inc.	488,350	25,947,333	0.9%
Other Securities		103,511,485	3.6%
TOTAL — CANADA		145,418,331	5.1%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		29,571,275	1.0%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Fortum Oyj	448,520	19,288,005	0.7%
Other Securities		21,933,841	0.7%
TOTAL — FINLAND		41,221,846	1.4%
FRANCE — (8.9%)
COMMON STOCKS — (8.9%)
AXA SA	948,963	38,672,277	1.4%
BNP Paribas SA	522,726	58,920,603	2.1%
Compagnie de Saint-Gobain	185,049	18,125,035	0.6%
Renault SA	121,842	17,673,366	0.6%
Vivendi SA	693,657	31,808,987	1.1%
Other Securities		97,863,062	3.4%
TOTAL — FRANCE		263,063,330	9.2%
GERMANY — (12.7%)
COMMON STOCKS — (12.7%)
Allianz SE	209,897	43,372,014	1.5%
Daimler Chrysler AG	585,691	59,618,083	2.1%
Deutsche Bank AG	301,013	39,627,726	1.4%
Deutsche Telekom AG	1,440,584	31,894,571	1.1%
E.ON AG	396,846	80,794,967	2.8%
Munchener Rueckversicherungs-Gesellschaft AG	128,600	23,459,656	0.8%
Volkswagen AG	146,785	35,209,848	1.2%
Other Securities		64,532,609	2.3%
TOTAL — GERMANY		378,509,474	13.2%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,657,608	0.3%

16

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cheung Kong Holdings, Ltd.	974,000	$18,429,929	0.7%
Hutchison Whampoa, Ltd.	1,378,000	16,453,630	0.6%
Other Securities		57,942,342	2.0%
TOTAL — HONG KONG		92,825,901	3.3%
IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		25,156,609	0.9%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Telecom Italia SpA	5,567,439	17,698,406	0.6%
UniCredito Italiano SpA	2,296,074	19,512,290	0.7%
Other Securities		44,226,080	1.6%
TOTAL — ITALY		81,436,776	2.9%
JAPAN — (11.1%)
COMMON STOCKS — (11.1%)
FUJIFILM Holdings Corp.	326,000	14,398,322	0.5%
Hitachi, Ltd.	2,246,000	15,847,956	0.6%
Matsushita Electric Industrial Co., Ltd.	1,307,998	26,598,629	0.9%
Millea Holdings, Inc.	495,240	17,404,517	0.6%
Sony Corp.	306,500	16,577,716	0.6%
Other Securities		237,627,896	8.3%
TOTAL — JAPAN		328,455,036	11.5%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	1,006,167	17,963,066	0.6%
ArcelorMittal	309,023	22,789,627	0.8%
ING Groep NV	1,067,775	41,419,962	1.5%
Koninklijke Philips Electronics NV	777,799	32,377,145	1.1%
Other Securities		14,567,695	0.5%
TOTAL — NETHERLANDS		129,117,495	4.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,982,612	0.1%
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		32,559,231	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		490,752	0.0%
TOTAL — NORWAY		33,049,983	1.2%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		4,590,472	0.2%
SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		38,081,786	1.3%
SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
Banco Santander Central Hispano SA	3,419,617	73,260,985	2.6%
Repsol YPF SA	567,226	20,936,344	0.7%
Other Securities		38,023,352	1.3%
TOTAL — SPAIN		132,220,681	4.6%

17

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	1,387,996	$23,321,302	0.8%
Other Securities		51,633,490	1.8%
TOTAL — SWEDEN		74,954,792	2.6%
SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
Compagnie Financiere Richemont AG Series A	393,600	27,053,009	0.9%
Credit Suisse Group	616,112	37,227,664	1.3%
Holcim, Ltd.	131,303	14,131,302	0.5%
Syngenta AG	77,200	19,084,745	0.7%
Zurich Financial SVCS AG	82,764	24,120,869	0.8%
Other Securities		63,811,097	2.3%
TOTAL — SWITZERLAND		185,428,686	6.5%
UNITED KINGDOM — (21.3%)
COMMON STOCKS — (21.3%)
Anglo American P.L.C.	717,647	48,356,114	1.7%
Aviva P.L.C.	2,050,682	28,731,487	1.0%
Barclays P.L.C.	1,833,080	21,187,771	0.7%
HBOS P.L.C.	2,537,829	41,608,576	1.5%
HSBC Holdings P.L.C. Sponsored ADR	360,750	30,844,125	1.1%
Legal and General Group P.L.C.	5,536,780	14,759,505	0.5%
Royal Bank of Scotland Group P.L.C.	6,384,058	60,279,695	2.1%
Royal Dutch Shell P.L.C. ADR	216,014	17,419,369	0.6%
Vodafone Group P.L.C.	29,270,926	109,536,231	3.8%
Vodafone Group P.L.C. Sponsored ADR	499,700	18,613,825	0.7%
Xstrata P.L.C.	227,813	15,998,253	0.6%
Other Securities		225,945,038	7.9%
TOTAL — UNITED KINGDOM		633,279,989	22.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $19,380,000 FNMA 6.50%, 08/01/37, valued at $19,624,903) to be repurchased at $19,341,154	$19,334	19,334,000	0.7%
SECURITIES LENDING COLLATERAL — (4.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $127,465,436 FHLMC 5.000%, 06/01/37, valued at $123,698,370) to be repurchased at $121,319,702	121,273	121,272,911	4.2%
TOTAL INVESTMENTS — (100.0%) (Cost $2,022,579,058)		$2,969,755,297	103.9%

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,748,272	$1,824,032	$—
Investments at Value (including $0, $0, and $380,247 of securities on loan, respectively)	—	—	2,874,278
Temporary Cash Investments at Value	—	—	10
Collateral Received from Securities on Loan at Value	—	—	401,054
Receivables:
Investment Securities Sold	—	—	59,558
Affiliated Investment Companies	11,670	—	—
Dividends and Interest	—	—	2,486
Securities Lending Income	—	—	266
Fund Shares Sold	2,778	3,528	4,127
Prepaid Expenses and Other Assets	26	55	41
Total Assets	2,762,746	1,827,615	3,341,820
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	401,054
Investment Securities Purchased	—	—	197
Affiliated Investment Companies	—	2,683	—
Fund Shares Redeemed	14,448	845	14,573
Due to Advisor	344	200	1,062
Loan Payable	—	—	19,032
Accrued Expenses and Other Liabilities	111	75	208
Total Liabilities	14,903	3,803	436,126
NET ASSETS	$2,747,843	$1,823,812	$2,905,694
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	156,952,177	117,130,420	125,826,842
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.51	$15.57	$23.09
Investments in Affiliated Investment Companies at Cost	$2,151,326	$1,408,421	$—
Investments at Cost	$—	$—	$2,350,450
Temporary Cash Investments at Cost	$—	$—	$10
Collateral Received from Securities on Loan at Cost	$—	$—	$401,054
NET ASSETS CONSIST OF:
Paid-In Capital	$2,103,559	$1,466,220	$2,226,144
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	11,940	7,579	3,626
Accumulated Net Realized Gain (Loss)	35,398	(65,598)	152,096
Net Unrealized Appreciation (Depreciation)	596,946	415,611	523,828
NET ASSETS	$2,747,843	$1,823,812	$2,905,694
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $358,126 and $114,010 of securities on loan, respectively)	$1,746,242	$2,829,148
Temporary Cash Investments at Value	16,002	19,334
Collateral Received from Securities on Loan at Value	378,889	121,273
Foreign Currencies at Value	—	3,884
Cash	—	15
Receivables:
Investment Securities Sold	18,593	—
Dividends, Interest, and Tax Reclaims	1,026	8,352
Securities Lending Income	406	120
Fund Shares Sold	803	851
Prepaid Expenses and Other Assets	31	39
Total Assets	2,161,992	2,983,016
LIABILITIES:
Payables:
Upon Return of Securities Loaned	378,889	121,273
Investment Securities Purchased	216	—
Fund Shares Redeemed	2,789	1,107
Due to Advisor	755	1,198
Accrued Expenses and Other Liabilities	98	168
Total Liabilities	382,747	123,746
NET ASSETS	$1,779,245	$2,859,270
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	68,792,820	130,517,794
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.86	$21.91
Investments at Cost	$1,326,142	$1,881,972
Temporary Cash Investments at Cost	$16,002	$19,334
Collateral Received from Securities on Loan at Cost	$378,889	$121,273
Foreign Currencies at Cost	$—	$3,931
NET ASSETS CONSIST OF:
Paid-In Capital	$1,217,277	$1,676,600
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,350	18,976
Accumulated Net Realized Gain (Loss)	139,518	216,426
Net Unrealized Foreign Exchange Gain (Loss)	—	139
Net Unrealized Appreciation (Depreciation)	420,100	947,129
NET ASSETS	$1,779,245	$2,859,270
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
Investment Income
Dividends	$49,748	$29,980	$43,241
Interest	878	473	1,236
Income from Securities Lending	992	725	3,639
Expenses Allocated from Affiliated Investment Companies	(6,102)	(1,169)	—
Total Investment Income	45,516	30,009	48,116
Expenses
Investment Advisory Services Fees	—	—	14,794
Administrative Services Fees	4,247	2,580	—
Accounting & Transfer Agent Fees	51	35	386
Custodian Fees	—	—	66
Filing Fees	95	95	100
Shareholders' Reports	38	25	74
Directors'/Trustees' Fees & Expenses	23	16	13
Legal Fees	25	15	34
Audit Fees	9	6	43
Other	9	5	73
Total Expenses	4,497	2,777	15,583
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(162)	—
Net Expenses	4,497	2,615	15,583
Net Investment Income (Loss)	41,019	27,394	32,533
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	139,228	10,874	167,039
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(180,378)	73,457	(423,757)
Net Realized and Unrealized Gain (Loss)	(41,150)	84,331	(256,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(131)	$111,725	$(224,185)

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $7,381, respectively)	$16,373	$87,818
Interest	836	453
Income from Securities Lending	4,373	1,885
Total Investment Income	21,582	90,156
Expenses
Investment Advisory Services Fees	9,165	13,650
Accounting & Transfer Agent Fees	222	324
Custodian Fees	79	385
Filing Fees	72	89
Shareholders' Reports	30	43
Directors'/Trustees' Fees & Expenses	12	23
Legal Fees	16	25
Audit Fees	23	34
Other	16	49
Total Expenses	9,635	14,622
Net Investment Income (Loss)	11,947	75,534
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	182,553	225,699
Foreign Currency Transactions	—	440
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(217,967)	116,793
Translation of Foreign Currency Denominated Amounts	—	17
Net Realized and Unrealized Gain (Loss)	(35,414)	342,949
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,467)	$418,483

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,019	$31,113	$27,394	$19,300	$32,533	$24,692
Net Realized Gain (Loss) on Investment Securities Sold	139,228	53,357	10,874	(27,194)	167,039	301,039
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(180,378)	259,879	73,457	165,031	(423,757)	145,177
Net Increase (Decrease) in Net Assets Resulting from Operations	(131)	344,349	111,725	157,137	(224,185)	470,908
Distributions From:
Net Investment Income	(39,785)	(28,092)	(25,931)	(16,748)	(30,833)	(21,344)
Net Long-Term Gains	—	—	—	—	(284,595)	(219,589)
Total Distributions	(39,785)	(28,092)	(25,931)	(16,748)	(315,428)	(240,933)
Capital Share Transactions (1):
Shares Issued	613,164	623,137	385,068	445,596	691,351	611,123
Shares Issued in Lieu of Cash Distributions	36,864	25,934	25,647	16,623	304,575	223,521
Shares Redeemed	(368,048)	(213,869)	(160,308)	(114,212)	(754,382)	(495,747)
Net Increase (Decrease) from Capital Share Transactions	281,980	435,202	250,407	348,007	241,544	338,897
Total Increase (Decrease) in Net Assets	242,064	751,459	336,201	488,396	(298,069)	568,872
Net Assets
Beginning of Period	2,505,779	1,754,320	1,487,611	999,215	3,203,763	2,634,891
End of Period	$2,747,843	$2,505,779	$1,823,812	$1,487,611	$2,905,694	$3,203,763
(1) Shares Issued and Redeemed:
Shares Issued	33,160	38,364	24,964	32,641	27,123	24,152
Shares Issued in Lieu of Cash Distributions	2,019	1,652	1,685	1,238	12,193	9,548
Shares Redeemed	(20,036)	(13,195)	(10,356)	(8,382)	(30,452)	(19,677)
	15,143	26,821	16,293	25,497	8,864	14,023
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$11,940	$10,706	$7,579	$6,116	$3,626	$4,703

See accompanying Notes to Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,947	$5,962	$75,534	$60,412
Net Realized Gain (Loss) on: Investment Securities Sold	182,553	28,780	225,699	119,405
Foreign Currency Transactions	—	—	440	152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(217,967)	166,028	116,793	402,856
Translation of Foreign Currency Denominated Amounts	—	—	17	157
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,467)	200,770	418,483	582,982
Distributions From:
Net Investment Income	(11,189)	(4,846)	(61,441)	(65,441)
Net Short-Term Gains	—	—	(119)	—
Net Long-Term Gains	—	—	(108,595)	(21,751)
Total Distributions	(11,189)	(4,846)	(170,155)	(87,192)
Capital Share Transactions (1):
Shares Issued	344,218	354,522	480,977	447,500
Shares Issued in Lieu of Cash Distributions	11,049	4,779	162,246	82,983
Shares Redeemed	(194,404)	(144,475)	(402,964)	(226,807)
Net Increase (Decrease) from Capital Share Transactions	160,863	214,826	240,259	303,676
Total Increase (Decrease) in Net Assets	126,207	410,750	488,587	799,466
Net Assets
Beginning of Period	1,653,038	1,242,288	2,370,683	1,571,217
End of Period	$1,779,245	$1,653,038	$2,859,270	$2,370,683
(1) Shares Issued and Redeemed:
Shares Issued	12,633	14,495	22,796	25,396
Shares Issued in Lieu of Cash Distributions	412	203	8,062	4,978
Shares Redeemed	(7,188)	(5,893)	(19,134)	(12,862)
	5,857	8,805	11,724	17,512
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,350	$2,036	$18,976	$1,767

See accompanying Notes to Financial Statements.
24

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.67	$15.26	$13.27	$11.12	$9.09	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	2.39	1.96	2.13	2.02	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	0.11	2.63	2.14	2.24	2.06	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Total Distributions	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$17.51	$17.67	$15.26	$13.27	$11.12	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	0.54%	17.45%	16.27%	20.24%	22.79%	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.47%	1.35%	0.97%	0.43%	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
25

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)	Tax-Managed U.S. Small Cap Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$27.39	$25.60	$23.32	$19.22	$13.34	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.87)	3.90	2.68	4.09	5.86	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(1.62)	4.12	2.77	4.18	5.90	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	(2.44)	(2.14)	(0.39)	—	—	—	—	—	—	—
Total Distributions	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$23.09	$27.39	$25.60	$23.32	$19.22	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(6.58)%	17.70%	12.09%	21.84%	44.29%	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.47%	0.53%	0.55%	0.56%	0.56%	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.98%	0.85%	0.39%	0.45%	0.27%	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	28%	35%	21%	21%	13%	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
26

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$19.96	$15.51	$13.63	$10.84	$8.24
Income From Investment Operations
Net Investment Income (Loss)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.76	4.71	1.90	2.93	2.59
Total From Investment Operations	3.35	5.25	2.23	3.15	2.76
Less Distributions
Net Investment Income	(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	(0.92)	(0.21)	—	—	—
Total Distributions	(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-nine operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At November 30, 2007, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio*, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

*Effective March 30, 2007, Tax-Managed U.S. Small Cap Value Portfolio changed its name to Tax-Managed U.S. Targeted Value Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the

28

close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions.

29

Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the year ended November 30, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio*	0.45%

Tax-Managed U.S. Small Cap Portfolio	0.50%

Tax-Managed DFA International Value Portfolio	0.50%

*Effective March 30, 2007, Tax-Managed U.S. Targeted Value Portfolio's effective annual rate of average daily net assets changed from 0.50% to 0.42%.

For the year ended November 30, 2007, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average daily net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average daily net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2007, Tax-Managed U.S. Equity Portfolio had approximately $436 previously waived fees (in thousands) subject to future recovery by the Advisor over various periods not exceeding November 30, 2010.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

30

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid to the CCO by the Fund were $157 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$57

Tax-Managed U.S. Equity Portfolio	34

Tax-Managed U.S. Targeted Value Portfolio	67

Tax-Managed U.S. Small Cap Portfolio	37

Tax-Managed DFA International Value Portfolio	54

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$907,281	$967,644
Tax-Managed U.S. Small Cap Portfolio	687,396	560,468
Tax-Managed DFA International Value Portfolio	617,165	530,515

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Targeted Value Portfolio	$16,905	$(2,777)	$(14,128)
Tax-Managed U.S. Small Cap Portfolio	5,839	(444)	(5,395)
Tax-Managed DFA International Value Portfolio	5,064	2,964	(8,028)

31

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2006	$28,092	—	$28,092
2007	39,785	—	39,785
Tax-Managed U.S. Equity Portfolio
2006	16,748	—	16,748
2007	25,931	—	25,931
Tax-Managed U.S. Targeted Value Portfolio
2006	22,689	$235,961	258,650
2007	33,610	298,723	332,333
Tax-Managed U.S. Small Cap Portfolio
2006	4,846	—	4,846
2007	11,633	5,395	17,028
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Targeted Value Portfolio	$2,777	$14,128	$16,905
Tax-Managed U.S. Small Cap Portfolio	444	5,395	5,839
Tax-Managed DFA International Value Portfolio	1,392	3,671	5,063

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$11,997	$36,004	—	$48,001
Tax-Managed U.S. Equity Portfolio	7,613	—	$(65,188)	(57,575)
Tax-Managed U.S. Targeted Value Portfolio	3,692	152,305	—	155,997
Tax-Managed U.S. Small Cap Portfolio	2,386	140,269	—	142,655
Tax-Managed DFA International Value Portfolio	19,031	217,869	—	236,900

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of

32

November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2012	2013	2014	Total
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	—	—	$13,463	$27,199	$65,188

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$103,061
Tax-Managed U.S. Equity Portfolio	10,867
Tax-Managed U.S. Small Cap Portfolio	36,744

Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Tax-Managed DFA International Value Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $0 and $10,880, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,151,933	$752,687	$(156,348)	$596,339
Tax-Managed U.S. Equity Portfolio	1,408,831	466,684	(51,483)	415,201
Tax-Managed U.S. Targeted Value Portfolio	2,751,723	810,113	(286,494)	523,619
Tax-Managed U.S. Small Cap Portfolio	1,721,783	551,845	(132,495)	419,350
Tax-Managed DFA International Value Portfolio	2,024,023	975,634	(29,902)	945,732

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets.

33

These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	5.67%	$12,768	22	$44	$25,452

At November 30, 2007, the Tax-Managed U.S. Targeted Value Portfolio had a loan outstanding in the amount of $19,032 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	5.68%	$4,706	23	$17	$8,812

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities

34

and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

L.  Other:

At November 30, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	83%
Tax-Managed U.S. Equity Portfolio	2	82%
Tax-Managed U.S. Targeted Value Portfolio	1	71%
Tax-Managed U.S. Small Cap Portfolio	1	74%
Tax-Managed DFA International Value Portfolio	2	79%

35

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio (formerly Tax-Managed U.S. Small Cap Value Portfolio), Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

36

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Tax-Managed U.S. Marketwide Value Series vs. Russell 3000 Value Index

December 14, 1998-November 30, 2007

Growth of $10,000
The Tax-Managed U.S. Marketwide Value Series
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
$19,909
$19,550
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	0.67%	15.36%	7.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Tax-Managed U.S. Equity Series vs. Dow Jones Wilshire 5000 Index
September 25, 2001-November 30, 2007

Growth of $10,000
The Tax-Managed U.S. Equity Series
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
$17,762
$16,730
09/01
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	7.38%	12.20%	8.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

37

THE DFA INVESTMENT TRUST COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Domestic Equity Portfolios' Performance Overview

The Tax-Managed U.S. Marketwide Value Series

The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Series' assets.

38

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 2.06% for the Russell 3000 Value Index® and 0.67% for The Tax-Managed U.S. Marketwide Value Series. Relative to the Russell 3000 Value Index®, underperformance of the Series was primarily due to lower exposure to stocks with more pronounced growth characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the second lowest BtM quartile, which represented approximately 5% of the Series compared to approximately 17% of the Russell 3000 Value Index, outperformed the Index by more than 14 percentage points. Consumer discretionary stocks, which represented approximately 17% of the Series compared to approximately 9% of the Index, underperformed the Index by more than 10 percentage points.

The Tax-Managed U.S. Equity Series

The Tax-Managed U.S. Equity Series seeks to capture the returns associated with the broad universe of U.S. stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 3,000 stocks, and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, total returns were 7.58% for the Dow Jones Wilshire 5000 Index and 7.38% for the Tax-Managed U.S. Equity Series. Relative to the Dow Jones Wilshire 5000 Index, the underperformance of the Portfolio was primarily due to differences in expenses between the Series and the Index. Results for the Dow Jones Wilshire 5000 Index are not diminshed by management and administrative expenses associated with running a live portfolio. A slightly lower exposure to growth stocks, which outperformed the Index by seven percentage points, also contributed to the underperformance of the Series.

39

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 06/01/07	Ending Account Value 12/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$889.00	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.99	0.21%	$1.09

The Tax-Managed U.S. Equity Series

Actual Fund Return	$1,000.00	$969.80	0.07%	$0.33
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.07%	$0.34

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

40

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	13.7%	5.4%	14.1%	31.7%	3.5%	10.1%	6.9%	5.3%	9.1%	0.2%	100.0%
The Tax-Managed U.S. Equity Series	10.8%	10.0%	10.5%	16.3%	12.9%	12.0%	16.3%	4.3%	3.2%	3.7%	100.0%

41

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.0%)
Consumer Discretionary — (12.5%)
CBS Corp. Class B	667,389	$18,306,480	0.5%
* Comcast Corp. Class A	2,042,537	41,953,710	1.1%
* Comcast Corp. Special Class A Non-Voting	1,021,574	20,646,011	0.5%
Harrah's Entertainment, Inc.	205,073	18,060,779	0.5%
Macy's, Inc.	681,504	20,206,594	0.5%
News Corp. Class A	947,120	19,955,818	0.5%
Time Warner, Inc.	5,502,800	94,978,328	2.5%
Other Securities		284,168,374	7.3%
Total Consumer Discretionary		518,276,094	13.4%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	638,865	23,222,743	0.6%
CVS Caremark Corp.	813,014	32,593,731	0.9%
Kraft Foods, Inc.	1,228,291	42,437,454	1.1%
# Reynolds American, Inc.	250,700	17,554,014	0.5%
Other Securities		90,351,741	2.2%
Total Consumer Staples		206,159,683	5.3%
Energy — (12.8%)
Anadarko Petroleum Corp.	598,568	33,878,949	0.9%
Apache Corp.	487,346	47,170,219	1.2%
Chesapeake Energy Corp.	540,200	20,446,570	0.5%
ConocoPhillips	2,125,046	170,088,682	4.4%
Devon Energy Corp.	617,500	51,135,175	1.3%
Hess Corp.	302,400	21,536,928	0.6%
Marathon Oil Corp.	612,990	34,266,141	0.9%
Noble Energy, Inc.	242,940	17,501,398	0.5%
Valero Energy Corp.	492,100	32,020,947	0.8%
Other Securities		105,453,472	2.7%
Total Energy		533,498,481	13.8%
Financials — (28.8%)
Allstate Corp.	600,000	30,672,000	0.8%
American International Group, Inc.	1,674,475	97,337,232	2.5%
Bank of America Corp.	1,653,310	76,267,190	2.0%
Blackrock, Inc.	111,100	22,038,907	0.6%
# Capital One Financial Corp.	339,269	18,086,430	0.5%
Chubb Corp.	521,005	28,420,823	0.8%
Hartford Financial Services Group, Inc.	412,713	39,339,803	1.0%
JPMorgan Chase & Co.	2,997,448	136,743,578	3.6%
Lincoln National Corp.	407,407	25,084,049	0.7%
Loews Corp.	802,700	38,361,033	1.0%
Merrill Lynch & Co., Inc.	326,416	19,565,375	0.5%
MetLife, Inc.	1,031,200	67,636,408	1.8%
Morgan Stanley	332,750	17,542,580	0.5%
Prudential Financial, Inc.	407,300	38,343,222	1.0%
SunTrust Banks, Inc.	250,100	17,534,511	0.5%
The Travelers Companies, Inc.	746,700	39,657,237	1.0%
Wachovia Corp.	1,460,554	62,803,822	1.6%
Other Securities		423,023,599	10.7%
Total Financials		1,198,457,799	31.1%
Health Care — (3.2%)
* WellPoint, Inc.	434,292	36,571,729	1.0%
Other Securities		95,573,184	2.4%
Total Health Care		132,144,913	3.4%

42

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.2%)
Burlington Northern Santa Fe Corp.	523,260	$43,702,675	1.2%
CSX Corp.	672,000	28,224,000	0.7%
Norfolk Southern Corp.	571,500	29,266,515	0.8%
Northrop Grumman Corp.	432,410	34,069,584	0.9%
Raytheon Co.	392,600	24,282,310	0.6%
Union Pacific Corp.	409,400	51,641,716	1.4%
Other Securities		169,406,716	4.3%
Total Industrials		380,593,516	9.9%
Information Technology — (6.3%)
Hewlett-Packard Co.	1,795,200	91,842,432	2.4%
Other Securities		170,272,910	4.4%
Total Information Technology		262,115,342	6.8%
Materials — (4.8%)
# Alcoa, Inc.	711,352	25,871,872	0.7%
Lyondell Chemical Co.	385,355	18,188,756	0.5%
Other Securities		155,986,917	4.0%
Total Materials		200,047,545	5.2%
Other — (0.0%)
Total Other		246	0.0%
Telecommunication Services — (8.2%)
AT&T, Inc.	4,334,318	165,614,291	4.3%
Sprint Nextel Corp.	2,367,886	36,749,591	1.0%
Verizon Communications, Inc.	2,860,119	123,585,742	3.2%
Other Securities		16,201,516	0.4%
Total Telecommunication Services		342,151,140	8.9%
Utilities — (0.2%)
Total Utilities		9,481,947	0.2%
TOTAL COMMON STOCKS		3,782,926,706	98.0%
TEMPORARY CASH INVESTMENTS — (1.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	56,233,500	56,233,500	1.5%
	Face Amount
SECURITIES LENDING COLLATERAL — (7.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $395,638,936 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 05/01/36 to 04/01/37 & FNMA 5.150%, 06/01/35, valued at $316,539,110) to be repurchased at $307,438,130	$307,320	307,319,523	8.0%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $5,411,252 FHLMC 6.000%, 05/01/22, valued at $5,249,913) to be repurchased at $5,074,925	5,073	5,072,980	0.1%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $18,055,000 FHLMC 3.334%, 09/01/33, valued at $6,864,890) to be repurchased at $6,665,698	6,663	6,663,127	0.2%
TOTAL SECURITIES LENDING COLLATERAL		319,055,630	8.3%
TOTAL INVESTMENTS — (100.0%) (Cost $3,311,456,062)		$4,158,215,836	107.8%

See accompanying Notes to Financial Statements.
43

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.6%)
Consumer Discretionary — (9.6%)
Disney (Walt) Co.	231,347	$7,669,153	0.4%
# Home Depot, Inc.	222,669	6,359,427	0.4%
McDonald's Corp.	136,469	7,979,342	0.5%
Time Warner, Inc.	432,900	7,471,854	0.4%
Other Securities		165,147,181	9.0%
Total Consumer Discretionary		194,626,957	10.7%
Consumer Staples — (8.9%)
Altria Group, Inc.	241,195	18,707,084	1.0%
Coca-Cola Co.	264,458	16,422,842	0.9%
CVS Caremark Corp.	172,702	6,923,623	0.4%
Kraft Foods, Inc.	189,204	6,536,998	0.4%
PepsiCo, Inc.	184,690	14,254,374	0.8%
Procter & Gamble Co.	359,460	26,600,040	1.5%
Wal-Mart Stores, Inc.	469,546	22,491,253	1.2%
Other Securities		67,591,688	3.7%
Total Consumer Staples		179,527,902	9.9%
Energy — (9.4%)
Chevron Corp.	245,464	21,544,375	1.2%
ConocoPhillips	187,038	14,970,522	0.8%
Exxon Mobil Corp.	661,100	58,943,676	3.2%
Occidental Petroleum Corp.	95,565	6,667,570	0.4%
Other Securities		88,332,748	4.8%
Total Energy		190,458,891	10.4%
Financials — (14.7%)
American Express Co.	135,500	7,991,790	0.5%
American International Group, Inc.	294,867	17,140,619	1.0%
Bank of America Corp.	510,003	23,526,438	1.3%
Citigroup, Inc.	572,709	19,071,210	1.1%
JPMorgan Chase & Co.	384,772	17,553,299	1.0%
The Goldman Sachs Group, Inc.	46,100	10,448,104	0.6%
# U.S. Bancorp	198,800	6,578,292	0.4%
Wachovia Corp.	222,864	9,583,152	0.5%
Wells Fargo & Co.	381,382	12,368,218	0.7%
Other Securities		171,684,171	9.1%
Total Financials		295,945,293	16.2%
Health Care — (11.5%)
Abbott Laboratories	172,985	9,948,367	0.6%
* Amgen, Inc.	120,060	6,633,315	0.4%
Bristol-Myers Squibb Co.	222,980	6,606,897	0.4%
# Eli Lilly & Co.	129,445	6,854,113	0.4%
* Genentech, Inc.	119,880	9,140,850	0.5%
Johnson & Johnson	331,400	22,449,036	1.3%
Medtronic, Inc.	127,100	6,463,035	0.4%
Merck & Co., Inc.	248,454	14,748,229	0.8%
Pfizer, Inc.	798,077	18,962,310	1.1%
UnitedHealth Group, Inc.	152,114	8,366,270	0.5%
Wyeth	150,448	7,386,997	0.4%
Other Securities		115,267,478	6.0%
Total Health Care		232,826,897	12.8%

44

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
# 3M Co.	81,239	$6,763,959	0.4%
# Boeing Co.	89,541	8,286,124	0.5%
General Electric Co.	1,179,089	45,147,318	2.5%
United Technologies Corp.	113,550	8,490,134	0.5%
Other Securities		150,219,503	8.1%
Total Industrials		218,907,038	12.0%
Information Technology — (14.5%)
* Apple, Inc.	99,374	18,107,930	1.0%
* Cisco Sytems, Inc.	703,750	19,719,075	1.1%
* Dell, Inc.	258,787	6,350,633	0.4%
Hewlett-Packard Co.	335,500	17,164,180	1.0%
Intel Corp.	663,198	17,296,204	1.0%
International Business Machines Corp.	162,740	17,116,993	1.0%
Microsoft Corp.	1,074,171	36,092,146	2.0%
* Oracle Corp.	625,550	12,623,599	0.7%
QUALCOMM, Inc.	189,895	7,743,918	0.4%
Other Securities		140,139,546	7.4%
Total Information Technology		292,354,224	16.0%
Materials — (3.9%)
Total Materials		78,504,480	4.3%
Other — (0.0%)
Total Other		6	0.0%
Telecommunication Services — (2.9%)
AT&T, Inc.	694,721	26,545,289	1.5%
Verizon Communications, Inc.	330,599	14,285,183	0.8%
Other Securities		18,040,979	0.9%
Total Telecommunication Services		58,871,451	3.2%
Utilities — (3.3%)
Total Utilities		66,847,164	3.7%
TOTAL COMMON STOCKS		1,808,870,303	99.2%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		87	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,569,638	7,569,638	0.4%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $207,256,486 FHLMC 5.000%, 02/01/37 & 5.000%, 05/01/37, valued at $199,622,376) to be repurchased at $193,882,931	$193,808	193,808,132	10.6%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $9,861,121 FNMA 5.500%, 02/01/34, valued at $3,261,310) to be repurchased at $3,153,586	3,152	3,152,378	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $4,730,000 FHLMC 6.032%, 11/01/36, valued at $4,402,793) to be repurchased at $4,272,594	4,271	4,270,946	0.2%
TOTAL SECURITIES LENDING COLLATERAL		201,231,456	11.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,602,060,294)		$2,017,671,484	110.6%

See accompanying Notes to Financial Statements.
45

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $309,719 and $195,411 of securities on loan, respectively)	$3,782,927	$1,808,870
Temporary Cash Investments at Value	56,234	7,570
Collateral Received from Securities on Loan at Value	319,056	201,231
Receivables:
Investment Securities Sold	26,250	1,719
Dividends and Interest	7,474	3,506
Securities Lending Income	112	67
Fund Shares Sold	—	2,683
Prepaid Expenses and Other Assets	1	1
Total Assets	4,192,054	2,025,647
LIABILITIES:
Payables:
Upon Return of Securities Loaned	319,056	201,231
Investment Securities Purchased	1,023	236
Fund Shares Redeemed	12,592	—
Due to Advisor	646	75
Accrued Expenses and Other Liabilities	157	72
Total Liabilities	333,474	201,614
NET ASSETS	$3,858,580	$1,824,033
Investments at Cost	$2,936,166	$1,393,260
Temporary Cash Investments at Cost	$56,234	$7,570
Collateral Received from Securities on Loan at Cost	$319,056	$201,231

See accompanying Notes to Financial Statements.
46

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$69,825	$29,980
Interest	1,231	473
Income from Securities Lending	1,392	725
Total Investment Income	72,448	31,178
Expenses
Investment Advisory Services Fees	7,949	860
Accounting & Transfer Agent Fees	407	187
Custodian Fees	69	60
Shareholders' Reports	19	8
Directors'/Trustees' Fees & Expenses	32	16
Legal Fees	14	6
Audit Fees	47	20
Other	27	12
Total Expenses	8,564	1,169
Net Investment Income (Loss)	63,884	30,009
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	197,904	10,874
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(257,139)	73,456
Net Realized and Unrealized Gain (Loss)	(59,235)	84,330
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,649	$114,339

See accompanying Notes to Financial Statements.
47

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,884	$48,576	$30,009	$21,232
Net Realized Gain (Loss) on Investment Securities Sold	197,904	76,342	10,874	(27,193)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(257,139)	364,679	73,456	165,031
Net Increase (Decrease) in Net Assets Resulting from Operations	4,649	489,597	114,339	159,070
Transactions in Interest:
Contributions	478,784	604,686	253,998	336,533
Withdrawals	(146,412)	(49,111)	(32,090)	(7,165)
Net Increase (Decrease) from Transactions in Interest	332,372	555,575	221,908	329,368
Total Increase (Decrease) in Net Assets	337,021	1,045,172	336,247	488,438
Net Assets
Beginning of Period	3,521,559	2,476,387	1,487,786	999,348
End of Period	$3,858,580	$3,521,559	$1,824,033	$1,487,786

See accompanying Notes to Financial Statements.
48

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series					The Tax-Managed U.S. Equity Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	0.67%	17.70%	16.44%	20.49%	22.88%	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233	$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.24%	0.25%	0.25%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.63%	1.52%	1.14%	0.61%	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	21%	21%	12%	5%	6%	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
49

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the

50

lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2007, the total related amounts paid to the CCO by the Trust were $118 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$79
The Tax-Managed U.S. Equity Series	34

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$1,168,957	$832,612
The Tax-Managed U.S. Equity Series	342,615	104,679

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,312,288	$1,045,857	$(199,928)	$845,929
The Tax-Managed U.S. Equity Series	1,602,473	466,673	(51,475)	415,198

51

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	6.12%	$6,299	4	$4	$18,483

There were no outstanding borrowings by the Series under this line of credit at November 30, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Series under this line of credit during the year ended November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return

52

loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trust's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

53

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

54

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

55

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

56

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

57

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

58

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

59

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

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Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

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Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

63

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
Tax-Managed U.S. Marketwide Value Portfolio	100.00%	—	—	100.00%	100.00%	100.00%	—	1.82%	—
Tax-Managed U.S. Equity Portfolio	100.00%	—	—	100.00%	100.00%	100.00%	—	1.71%	—
Tax-Managed U.S. Targeted Value Portfolio	10.11%	—	89.89%	100.00%	100.00%	100.00%	—	2.70%	—
Tax-Managed U.S. Small Cap Portfolio	68.32%	—	31.68%	100.00%	100.00%	100.00%	—	3.96%	—
Tax-Managed DFA International Value Portfolio	35.90%	0.03%	64.07%	100.00%	—	97.67%	11.17%	0.32%	0.07%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

64

DFA113007-002A

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Annual Report

Year Ended November 30, 2007

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REIT  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.
PERFORMANCE CHARTS

LWAS/DFA U.S. High Book-to-Market Portfolio vs. Russell 1000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000

LWAS/DFA U.S. High Book-to-Market Portfolio
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$23,737
$21,785

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.51%	14.40%	9.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LWAS/DFA Two-Year Fixed Income Portfolio vs.
Merrill Lynch US Government/Corporate Index 1-3 Years
November 30, 1997-November 30, 2007

Growth of $10,000

LWAS/DFA Two-Year Fixed Income Portfolio
Merrill Lynch US Government/Corporate Index 1-3 Years
$20,000
$10,000
$0
$16,294
$15,051
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.03%	2.82%	4.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LWAS/DFA Two-Year Government Portfolio vs. Merrill Lynch US Government Bond Index 1-3 Years

November 30, 1997-November 30, 2007

Growth of $10,000

LWAS/DFA Two-Year Government Portfolio
Merrill Lynch US Government Bond Index 1-3 Years
$20,000
$10,000
$0
$16,070
$15,153
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	4.85%	2.82%	4.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

DIMENSIONAL INVESTMENT GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except the DFA Real Estate Securities Portfolio and portfolios investing in The U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, it should not be surprising to find investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Master-Feeder Structure

The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

3

Domestic Equity Portfolios Performance Overview

LWAS/DFA U.S. High Book To Market Portfolio

The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series (the "Master Fund"), that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held approximately 250 stocks as of November 30, 2007, and was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 3.06% for the Russell 1000 Value Index® and -0.51% for the LWAS/DFA U.S. High Book to Market Portfolio. Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the highest BtM quartile, which represented approximately 90% of the Portfolio compared to approximately 47% of the Index, underperformed stocks in the lower quartiles by more than 10 percentage points. Consumer discretionary stocks, which represented approximately 23% of the Portfolio compared to approximately 8% of the Index, underperformed the Index by more than 9 percentage points. The Portfolio underperformed the Russell 1000 Value Index® by approximately 4.5 percentage points in July and August of 2007, two months with very negative value premium as shown by the outperformance of more than 3.5% of the Russell 1000 Growth Index® relative to the Russell 1000 Value Index® when growth stocks outperformed value stocks by wide margins.

Fixed Income Market Review  Year Ended November 30, 2007

For the year ended November 30, 2007, both short-term and long-term interest rates fell. To inject liquidity into segments of the credit markets hurt by subprime mortgage defaults, the Federal Reserve twice lowered the target rate for federal funds from 5.25% to 4.50% by November 30, 2007. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 24 basis points during the year ended November 30, 2007, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, inverted to start the year, steepened during the year to form a V-shape, with yields on short-term instruments exceeding yields on intermediate-term instruments.

	11/30/06	11/30/07	Change
Three-month LIBOR	5.37%	5.13%	–4.45%
10-Year U.S. Treasury note yield	4.46%	3.94%	–11.66%

Source: Bloomberg

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of a general flight to higher quality debt in the aftermath of subprime mortgage defaults, total return for fixed income strategies was primarily a function of credit quality. As an example of credit quality differences, total returns for the year ended November 30, 2007 were 7.61% for Ibbotson-Sinquefield Long Term Government Bonds and –0.07% for Ibbotson-Sinquefield Long Term Corporate Bonds. For the year ended November 30, 2007, total returns were 5.27% for three-month U.S. Treasury bills, 9.32% for five-year U.S. Treasury notes and 6.93% for 30-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly

4

sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios remained short, reflecting flat yield curves in the U.S.

LWAS/DFA Two-Year Fixed Income Portfolio

The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio varied only slightly over the last year, beginning and finishing the year ended November 30, 2007 at 0.10 years.

For the year ended November 30, 2007, total returns were 5.03% for the LWAS/DFA Two-Year Fixed Income Portfolio and 6.64% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Portfolio was invested in shorter term instruments than the benchmark, causing the underperformance. On November 30, 2007, the Merrill Lynch 1-3 Year Government/Corporate Index had a duration of 1.70 years compared to 0.09 years for the Portfolio.

LWAS/DFA Two-Year Government Portfolio

The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio decreased from 0.14 years on November 30, 2006, to 0.04 years on November 30, 2007.

For the year ended November 30, 2007, total returns were 4.85% for the LWAS/DFA Two-Year Government Portfolio and 6.83% for the Merrill Lynch 1-3 Year US Treasury/Agency Index. Relative to the Merrill Lynch 1-3 Year US Treasury/Agency Index, Portfolio underperformance was primarily due to it being invested in shorter term instruments. On November 30, 2007, the Portfolio had an average duration of 0.04 years compared to 1.64 years for the Merrill Lynch 1-3 Year US Treasury/Agency Index.

5

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$881.10	0.32%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.32%	$1.63
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,024.20	0.31%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.31%	$1.55
LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,023.40	0.30%	$1.52
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.30%	$1.52

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

6

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Total
LWAS/DFA Two-Year Fixed Income Portfolio	44.9%	—	50.3%	4.8%	100.0%
LWAS/DFA Two-Year Government Portfolio	—	100.0%	—	—	100.0%

7

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
UNITED STATES — (99.5%)
BONDS — (13.7%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	$2,100	$2,091,298
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	2,200	2,194,722
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,400	2,390,441
Wachovia Corp. Floating Rate Note (r) 5.370%, 10/28/08	2,400	2,393,441
5.465%, 11/24/09	2,000	1,984,736
Western Corp. Credit Union Floating Rate Note (r) 5.340%, 09/25/08	2,200	2,200,112
TOTAL BONDS		13,254,750
CERTIFICATES OF DEPOSITS INTEREST BEARING — (7.2%)
Barclays Bank 4.880%, 02/06/08	2,500	2,500,000
Royal Bank of Canada 4.720%, 02/15/08	2,400	2,400,000
UBS AG 4.875%, 02/19/08	2,000	2,000,026
TOTAL CERTIFICATES OF DEPOSITS INTEREST BEARING		6,900,026
COMMERCIAL PAPER — (78.6%)
Abbey National North America 4.930%, 01/02/08	2,400	2,389,277
AIG Funding, Inc. 4.700%, 01/08/08	2,400	2,386,891
AstraZeneca P.L.C. 4.590%, 02/06/08	2,500	2,475,964
Bank of America Corp. 4.575%, 01/07/08	2,000	1,989,352
BASF AG 4.520%, 01/22/08	900	893,181
BNP Paribas Finance, Inc. 4.540%, 12/03/07	2,500	2,499,014
Caisse Centrale Desjardins Du Quebec 4.940%, 02/26/08	2,200	2,172,627
Cornell University 4.600%, 01/09/08	2,300	2,302,760
Danske Corp. 4.875%, 12/27/07	2,400	2,391,378
Dexia Delaware LLC 4.790%, 01/07/08	2,400	2,387,298
Eksportfinans 4.530%, 01/23/08	2,400	2,381,503
Electricite de France 4.780%, 01/08/08	2,400	2,386,891
GlaxosmithKline 4.580%, 02/28/08	2,400	2,369,460

	Face Amount	Value†
	(000)
Govco, Inc. 4.750%, 12/04/07	$2,400	$2,398,589
Hewlett-Packard Co. 4.520%, 01/02/08	2,400	2,389,211
ING America Insurance Holdings 5.550%, 12/04/07	2,400	2,398,739
Lloyds TSB Bank P.L.C. 4.680%, 01/14/08	2,400	2,384,370
Metlife Funding, Inc. 4.530%, 12/12/07	2,500	2,496,053
National Rural Utilities 4.550%, 01/10/08	2,300	2,286,568
New Center Asset Trust 4.950%, 12/04/07	2,400	2,398,589
Nordea North America, Inc. 4.990%, 01/02/08	2,400	2,389,211
Novartis Finance Corp. 4.500%, 12/04/07	1,700	1,699,106
Nstar Electric Co. 4.520%, 12/04/07	2,300	2,298,784
NYSE Euronext 4.530%, 12/04/07	2,400	2,398,739
Royal Bank of Scotland P.L.C. 4.790%, 02/11/08	2,400	2,375,229
Siemens Capital Corp. 4.760%, 12/14/07	2,500	2,495,393
Societe Generale North America 5.100%, 12/03/07	1,500	1,499,409
4.790%, 02/14/08	1,000	989,254
Stanley Works 4.500%, 12/05/07	2,400	2,398,413
Svenska Handelsbanken 4.600%, 12/05/07	2,100	2,098,620
Swedish Export Credit Corp. 4.640%, 02/27/08	2,200	2,172,316
Sysco Corp. 4.480%, 12/06/07	2,400	2,398,108
Total Capital SA 4.510%, 12/10/07	2,400	2,396,844
Westpac Banking Corp. 5.590%, 12/11/07	2,400	2,396,528
TOTAL COMMERCIAL PAPER		75,783,669
TOTAL — UNITED STATES		95,938,445
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $675,000 FNMA 5.58%, 03/25/37, valued at $495,975) to be repurchased at $486,180	486	486,000
TOTAL INVESTMENTS — (100.0%) (Cost $96,487,052)		$96,424,445

See accompanying Notes to Financial Statements.
8

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank Discount Notes 4.300%, 12/03/07	$16,500	16,500,000
4.260%, 12/20/07	11,200	11,178,205
Federal Home Loan Bank Discount Notes 4.580%, 12/05/07	1,200	1,199,725
4.300%, 12/12/07	20,400	20,378,988
4.310%, 12/13/07	13,000	12,985,128
4.250%, 12/17/07	12,500	12,479,975
4.350%, 12/21/07	10,000	9,979,400
4.300%, 12/26/07	15,000	14,960,520
4.320%, 12/26/07	10,000	9,973,680
TOTAL AGENCY OBLIGATIONS		109,635,621
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $875,000 FNMA 5.58%, 03/25/37, valued at $642,930) to be repurchased at $630,233	630	630,000
TOTAL INVESTMENTS — (100.0%) (Cost $110,232,242)		$110,265,621

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (5,495,169 Shares) at Value†	$119,849
Receivables:
Affiliated Investment Company Shares Sold	72
Fund Shares Sold	2
Prepaid Expenses and Other Assets	11
Total Assets	119,934
LIABILITIES:
Payables:
Fund Shares Redeemed	74
Due to Advisor	1
Accrued Expenses and Other Liabilities	26
Total Liabilities	101
NET ASSETS	$119,833
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,808,457
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.35
Investment at Cost	$76,864
NET ASSETS CONSIST OF:
Paid-In Capital	$80,752
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	395
Accumulated Net Realized Gain (Loss)	(4,299)
Net Unrealized Appreciation (Depreciation)	42,985
NET ASSETS	$119,833
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$95,939	$109,635
Temporary Cash Investments at Value	486	630
Cash	—	1
Receivables:
Interest	44	—
Fund Shares Sold	5	146
Prepaid Expenses and Other Assets	12	14
Total Assets	96,486	110,426
LIABILITIES:
Payables:
Fund Shares Redeemed	15	57
Due to Advisor	12	14
Accrued Expenses and Other Liabilities	17	17
Total Liabilities	44	88
NET ASSETS	$96,442	$110,338

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,687,973	11,151,837

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.95	$9.89

Investments at Cost	$96,001	$109,602

Temporary Cash Investments at Cost	$486	$630

NET ASSETS CONSIST OF:
Paid-In Capital	$96,478	$109,997
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,155	1,125
Accumulated Net Realized Gain (Loss)	(1,129)	(817)
Net Unrealized Appreciation (Depreciation)	(62)	33
NET ASSETS	$96,442	$110,338

(1) NUMBER OF SHARES AUTHORIZED	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$1,814	$—	$—
Interest	—	4,824	4,319
Total Investment Income	1,814	4,824	4,319
Expenses
Investment Advisory Services Fees	—	138	130
Administrative Services Fees	13	—	—
Accounting & Transfer Agent Fees	14	31	30
Shareholder Servicing Fees	194	73	70
Custodian Fees	—	5	3
Filing Fees	17	17	18
Shareholders' Reports	17	12	10
Legal Fees	3	1	1
Audit Fees	2	1	1
Other	3	3	3
Total Expenses	263	281	266
Net Investment Income (Loss)	1,551	4,543	4,053
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	6,681	—	—
Net Realized Gain (Loss) on Investment Securities Sold/ Affiliated Investment Company Shares Sold	136	(2)	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(8,837)	(24)	97
Net Realized and Unrealized Gain (Loss)	(2,020)	(26)	96
Net Increase (Decrease) in Net Assets Resulting from Operations	$(469)	$4,517	$4,149

See accompanying Notes to Financial Statements.
12

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio		LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,551	$1,779	$4,543	$2,959	$4,053	$2,534
Capital Gain Distributions Received from Affiliated Investment Company	6,681	3,546	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	136	407	(2)	(203)	(1)	(59)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(8,837)	13,488	(24)	901	97	715
Net Increase (Decrease) in Net Assets Resulting from Operations	(469)	19,220	4,517	3,657	4,149	3,190
Distributions From:
Net Investment Income	(1,533)	(1,658)	(4,369)	(2,600)	(3,767)	(2,246)
Net Short-Term Gains	(506)	(251)	—	—	—	—
Net Long-Term Gains	(3,294)	(81)	—	—	—	—
Total Distributions	(5,333)	(1,990)	(4,369)	(2,600)	(3,767)	(2,246)
Capital Share Transactions (1):
Shares Issued	11,690	17,138	18,206	13,580	50,978	16,187
Shares Issued in Lieu of Cash Distributions	4,529	1,683	3,631	2,178	3,311	2,051
Shares Redeemed	(15,567)	(14,379)	(11,625)	(10,932)	(17,281)	(14,942)
Net Increase (Decrease) from Capital Share Transactions	652	4,442	10,212	4,826	37,008	3,296
Total Increase (Decrease) in Net Assets	(5,150)	21,672	10,360	5,883	37,390	4,240
Net Assets
Beginning of Period	124,983	103,311	86,082	80,199	72,948	68,708
End of Period	$119,833	$124,983	$96,442	$86,082	$110,338	$72,948

(1) Shares Issued and Redeemed:
Shares Issued	714	1,171	1,837	1,382	5,179	1,662
Shares Issued in Lieu of Cash Distributions	285	119	369	223	339	211
Shares Redeemed	(955)	(956)	(1,175)	(1,113)	(1,758)	(1,530)
	44	334	1,031	492	3,760	343

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$395	$442	$1,155	$981	$1,125	$839

See accompanying Notes to Financial Statements.
13

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$16.10	$13.91	$12.28	$10.23	$8.74
Income from Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.23	(A)	0.19	0.10	0.13
Net Gains (Losses) (Realized and Unrealized)	(0.26)	2.23	1.57	2.08	1.59
Total from Investment Operations	(0.06)	2.46	1.76	2.18	1.72
Less Distributions
Net Investment Income	(0.20)	(0.22)	(0.13)	(0.13)	(0.12)
Net Realized Gains	(0.49)	(0.05)	—	—	(0.11)
Total Distributions	(0.69)	(0.27)	(0.13)	(0.13)	(0.23)
Net Assets Value, End of Period	$15.35	$16.10	$13.91	$12.28	$10.23
Total Return	(0.51)%	17.90%	14.44%	21.45%	20.18%
Net Assets, End of Period (thousands)	$119,833	$124,983	$103,311	$92,494	$76,487
Ratio of Expenses to Average Net Assets (B)	0.32%	0.32%	0.34%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.54%	1.43%	0.87%	1.39%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
14

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$9.94	$9.82	$9.90	$10.17	$10.40	$9.87	$9.75	$9.83	$10.13	$10.46
Income from Investment Operations
Net Investment Income (Loss)	0.49	(A)	0.35	(A)	0.27	0.16	0.23	0.46	(A)	0.34	(A)	0.26	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.08	(0.11)	(0.08)	(0.01)	0.01	0.08	(0.10)	(0.06)	0.06
Total from Investment Operations	0.49	0.43	0.16	0.08	0.22	0.47	0.42	0.16	0.11	0.22
Less Distributions
Net Investment Income	(0.48)	(0.31)	(0.24)	(0.14)	(0.22)	(0.45)	(0.30)	(0.24)	(0.15)	(0.20)
Net Realized Gains	—	—	—	(0.21)	(0.23)	—	—	—	(0.26)	(0.35)
Total Distributions	(0.48)	(0.31)	(0.24)	(0.35)	(0.45)	(0.45)	(0.30)	(0.24)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.95	$9.94	$9.82	$9.90	$10.17	$9.89	$9.87	$9.75	$9.83	$10.13
Total Return	5.03%	4.47%	1.65%	0.85%	2.15%	4.85%	4.42%	1.67%	1.10%	2.11%
Net Assets, End of Period (thousands)	$96,442	$86,082	$80,199	$80,584	$73,101	$110,338	$72,948	$68,708	$69,853	$85,140
Ratio of Expenses to Average Net Assets	0.31%	0.31%	0.36%	0.38%	0.37%	0.31%	0.32%	0.37%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	4.94%	3.57%	2.72%	1.65%	1.72%	4.66%	3.45%	2.67%	1.63%	1.57%
Portfolio Turnover Rate	22%	15%	48%	152%	171%	0%	29%	44%	142%	216%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
15

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 2007, the Portfolio owned 1% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

16

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2007, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$3
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	2

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$15,704	$2,398	—	—
LWAS/DFA Two-Year Government Portfolio	—	—	—	$199

17

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$312	$(65)	$(247)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio
2006	$2,002	$217	$2,219
2007	2,104	3,541	5,645
LWAS/DFA Two-Year Fixed Income Portfolio
2006	2,600	—	2,600
2007	4,369	—	4,369
LWAS/DFA Two-Year Government Portfolio
2006	2,246	—	2,246
2007	3,767	—	3,767

At November 30, 2007, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio	$65	$247	$312

At November 30, 2007 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$406	$6,420	—	$6,826
LWAS/DFA Two-Year Fixed Income Portfolio	1,156	—	$(1,129)	27
LWAS/DFA Two-Year Government Portfolio	1,127	—	(811)	316

18

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007 the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$202	$3	$1,129
LWAS/DFA Two-Year Government Portfolio	393	364	53	1	811

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$87,592	$42,985	$(10,728)	$32,257
LWAS/DFA Two-Year Fixed Income Portfolio	96,487	24	(86)	(62)
LWAS/DFA Two-Year Government Portfolio	110,238	33	(6)	27

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolios under this line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates

19

agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolios under this line of credit during the year ended November 30, 2007.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

K.  Other:

At November 30, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	2	90%
LWAS/DFA Two-Year Government Portfolio	2	93%

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities of LWAS/DFA U.S. High Book to Market Portfolio, and the statements of assets and liabilities, including the schedules of investments, of LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian, and by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

21

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHART

LWAS/DFA International High Book-to-Market Portfolio vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000

LWAS/DFA International High Book-to-Market Portfolio
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
$34,632
$23,680
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	17.05%	26.79%	13.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

22

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%

23

Country	Total Returns (USD)
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	34.21%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Master-Feeder Structure

The Portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

LWAS/DFA International High Book to Market Portfolio

The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The International Value Series (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held approximately 600 stocks in 22 developed-country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends), 12.30% for the MSCI EAFE Value Index, and 17.05% for the LWAS/DFA International High Book to Market Portfolio. Relative to the MSCI EAFE Index (net dividends), the underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and Index. Results for the MSCI EAFE Index are not diminished by management and administrative expenses associated with running a live portfolio.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table. are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$987.70	0.47%	$2.32
Hypothetical 5% Annual Return	$1,000.00	$1,022.74	0.47%	$2.36

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

26

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (7,577,948 Shares) at Value†	$185,281
Receivables:
Affiliated Investment Company Shares Sold	72
Fund Shares Sold	2
Prepaid Expenses and Other Assets	4
Total Assets	185,359
LIABILITIES:
Payables:
Fund Shares Redeemed	74
Due to Advisor	1
Accrued Expenses and Other Liabilities	45
Total Liabilities	120
NET ASSETS	$185,239
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,616,625
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.32
Investment at Cost	$66,625
NET ASSETS CONSIST OF:
Paid-In Capital	$59,899
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	522
Accumulated Net Realized Gain (Loss)	6,162
Net Unrealized Appreciation (Depreciation)	118,656
NET ASSETS	$185,239
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$5,658
Expenses
Administrative Services Fees	19
Accounting & Transfer Agent Fees	15
Shareholder Servicing Fees	358
Filing Fees	18
Shareholders' Reports	25
Directors'/Trustees' Fees & Expenses	1
Legal Fees	2
Audit Fees	2
Other	3
Total Expenses	443
Net Investment Income (Loss)	5,215
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	4,751
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	7,417
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	12,046
Net Realized and Unrealized Gain (Loss)	24,214
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,429

See accompanying Notes to Financial Statements.
28

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,215	$5,125
Capital Gain Distributions Received from Affiliated Investment Company	4,751	3,904
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	7,417	1,269
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	12,046	38,680
Net Increase (Decrease) in Net Assets Resulting from Operations	29,429	48,978
Distributions From:
Net Investment Income	(4,570)	(5,176)
Net Short-Term Gains	(1,512)	(634)
Net Long-Term Gains	(3,475)	(5,714)
Total Distributions	(9,557)	(11,524)
Capital Share Transactions (1):
Shares Issued	12,669	22,569
Shares Issued in Lieu of Cash Distributions	8,135	9,828
Shares Redeemed	(35,421)	(28,649)
Net Increase (Decrease) from Capital Share Transactions	(14,617)	3,748
Total Increase (Decrease) in Net Assets	5,255	41,202
Net Assets
Beginning of Period	179,984	138,782
End of Period	$185,239	$179,984
(1) Shares Issued and Redeemed:
Shares Issued	540	1,185
Shares Issued in Lieu of Cash Distributions	359	550
Shares Redeemed	(1,504)	(1,449)
	(605)	286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$522	$139

See accompanying Notes to Financial Statements.
29

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.89	$17.49	$15.93	$12.55	$9.61
Income from Investment Operations
Net Investment Income (Loss)	0.65	(A)	0.61	(A)	0.48	0.27	0.24
Net Gains (Losses) (Realized and Unrealized)	2.98	5.23	1.87	3.63	3.07
Total from Investment Operations	3.63	5.84	2.35	3.90	3.31
Less Distributions
Net Investment Income	(0.58)	(0.63)	(0.43)	(0.51)	(0.24)
Net Realized Gains	(0.62)	(0.81)	(0.36)	(0.01)	(0.13)
Total Distributions	(1.20)	(1.44)	(0.79)	(0.52)	(0.37)
Net Asset Value, End of Period	$24.32	$21.89	$17.49	$15.93	$12.55
Total Return	17.05%	35.40%	15.32%	31.89%	35.96%
Net Assets, End of Period (thousands)	$185,239	$179,984	$138,782	$130,397	$109,942
Ratio of Expenses to Average Net Assets (B)	0.46%	0.47%	0.50%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	2.76%	3.14%	2.88%	1.88%	2.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
30

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-nine operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2007, the Portfolio owned 2% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $4 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.
C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of

31

Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA International High Book to Market Portfolio	$806	$(262)	$(544)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$6,063	$5,851	$11,914
2007	6,376	3,987	10,363

At November 30, 2007, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA International High Book to Market Portfolio	$294	$512	$806

32

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$1,175	$10,356	$11,531

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$71,467	$118,657	$(4,843)	$113,814

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

33

G.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's (Series', etc.) tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

H.  Other:

At November 30, 2007, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LWAS/DFA International High Book to Market Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

35

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Large Cap Value Series vs. Russell 1000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Large Cap Value Series
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$24,202
$21,785

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.32%	14.61%	9.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The DFA International Value Series vs. MSCI EAFE Index (net dividends)
November 30, 1997-November 30, 2007

Growth of $10,000
The DFA International Value Series
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$35,429
$23,680

Average Annual Total Return	One Year	Five Years	Ten Years
	17.32%	27.08%	13.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

36

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$881.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.49	0.12%	$0.58
The DFA International Value Series
Actual Fund Return	$1,000.00	$989.00	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

37

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
The U.S. Large Cap Value Series	18.8%	5.5%	14.0%	31.4%	1.4%	13.4%	4.5%	4.0%	7.0%	—	—	100.0%
The DFA International Value Series	14.7%	3.6%	4.5%	45.4%	0.4%	7.2%	2.6%	10.4%	7.9%	3.1%	0.2%	100.0%

38

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.5%)
Consumer Discretionary — (17.0%)
# CBS Corp. Class B	5,768,306	$158,224,634	1.6%
Clear Channel Communications, Inc.	1,942,666	69,741,709	0.7%
* Comcast Corp. Class A	12,605,542	258,917,833	2.6%
*# Ford Motor Co.	11,482,590	86,234,251	0.9%
# General Motors Corp.	4,476,500	133,533,995	1.3%
*# IAC/InterActiveCorp.	2,126,951	59,193,046	0.6%
* Liberty Media Holding Corp. Capital Class A	996,868	118,687,104	1.2%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	86,549,529	0.9%
# Macy's, Inc.	1,764,630	52,321,279	0.5%
# Time Warner, Inc.	18,954,280	327,150,873	3.2%
Other Securities		542,265,664	5.1%
Total Consumer Discretionary		1,892,819,917	18.6%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,298,560	83,552,656	0.8%
# Coca-Cola Enterprises, Inc.	3,631,272	94,304,134	0.9%
Kraft Foods, Inc.	3,840,090	132,675,109	1.3%
# SUPERVALU, Inc.	1,558,542	65,256,154	0.7%
Other Securities		170,010,566	1.7%
Total Consumer Staples		545,798,619	5.4%
Energy — (12.7%)
# Anadarko Petroleum Corp.	3,531,056	199,857,770	2.0%
Apache Corp.	2,352,090	227,658,791	2.2%
# Chesapeake Energy Corp.	3,245,338	122,836,043	1.2%
ConocoPhillips	2,867,340	229,501,894	2.3%
Devon Energy Corp.	2,025,342	167,718,571	1.6%
Hess Corp.	1,777,596	126,600,387	1.2%
Valero Energy Corp.	913,775	59,459,339	0.6%
Other Securities		273,500,103	2.8%
Total Energy		1,407,132,898	13.9%
Financials — (28.4%)
Allstate Corp.	2,157,000	110,265,840	1.1%
American International Group, Inc.	2,123,906	123,462,656	1.2%
Bank of America Corp.	2,826,141	130,369,884	1.3%
# Capital One Financial Corp.	1,629,784	86,883,785	0.9%
Chubb Corp.	1,503,600	82,021,380	0.8%
# Cincinnati Financial Corp.	1,347,289	53,864,614	0.5%
CNA Financial Corp.	1,956,582	69,341,266	0.7%
Hartford Financial Services Group, Inc.	1,173,900	111,896,148	1.1%
Janus Capital Group, Inc.	1,580,900	53,070,813	0.5%
JPMorgan Chase & Co.	5,588,380	254,941,896	2.5%
Lincoln National Corp.	1,108,426	68,245,789	0.7%
Loews Corp.	3,929,202	187,776,564	1.8%
MetLife, Inc.	5,666,498	371,665,604	3.7%
# Principal Financial Group, Inc.	1,210,200	79,255,998	0.8%
Prudential Financial, Inc.	1,887,800	177,717,492	1.8%
# The Travelers Companies, Inc.	5,237,509	278,164,103	2.7%
Unum Group	2,480,889	61,625,283	0.6%
Other Securities		851,418,199	8.3%
Total Financials		3,151,987,314	31.0%
Health Care — (1.3%)
Total Health Care		140,565,707	1.4%

39

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.1%)
Burlington Northern Santa Fe Corp.	2,247,573	$187,717,297	1.8%
CSX Corp.	3,415,204	143,438,568	1.4%
Norfolk Southern Corp.	3,254,502	166,663,047	1.6%
Northrop Grumman Corp.	2,672,884	210,596,530	2.1%
Raytheon Co.	1,311,300	81,103,905	0.8%
Southwest Airlines Co.	5,237,820	74,115,153	0.7%
# Union Pacific Corp.	2,098,000	264,641,720	2.6%
Other Securities		213,052,228	2.2%
Total Industrials		1,341,328,448	13.2%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,404,843	74,203,807	0.7%
Other Securities		377,269,035	3.7%
Total Information Technology		451,472,842	4.4%
Materials — (3.6%)
# International Paper Co.	1,638,145	55,287,394	0.5%
Weyerhaeuser Co.	1,460,829	106,903,466	1.1%
Other Securities		240,624,394	2.4%
Total Materials		402,815,254	4.0%
Telecommunication Services — (6.4%)
AT&T, Inc.	8,333,818	318,435,186	3.1%
Verizon Communications, Inc.	6,287,553	271,685,165	2.7%
Other Securities		115,818,248	1.1%
Total Telecommunication Services		705,938,599	6.9%
TOTAL COMMON STOCKS		10,039,859,598	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $51,380,000 FHLMC 6.50%, 09/01/37, valued at $52,301,327) to be repurchased at $51,543,064	$51,524	51,524,000	0.5%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,045,601,749 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 10/01/37, valued at $995,347,329) to be repurchased at $966,729,587	966,357	966,356,630	9.5%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,670,658 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 07/01/19 to 08/01/37, valued at $16,656,068) to be repurchased at $16,108,841	16,103	16,102,668	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $80,343,434 FNMA, rates ranging from 4.622% to 7.277%, maturities ranging from 05/01/33 to 04/01/37, valued at $22,409,744) to be repurchased at $21,765,221	21,757	21,756,826	0.2%
TOTAL SECURITIES LENDING COLLATERAL		1,004,216,124	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $9,374,459,651)		$11,095,599,722	109.2%

See accompanying Notes to Financial Statements.
40

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	2,744,157	$68,552,467	0.7%
Commonwealth Bank of Australia	2,014,458	106,633,968	1.1%
National Australia Bank, Ltd.	2,920,516	99,090,123	1.0%
Other Securities		238,882,803	2.5%
TOTAL — AUSTRALIA		513,159,361	5.3%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		48,684,812	0.5%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		91,490,490	1.0%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# Barrick Gold Corp.	1,914,820	77,764,728	0.8%
EnCana Corp.	1,459,886	95,057,930	1.0%
# Sun Life Financial, Inc.	1,300,100	69,077,767	0.7%
Other Securities		358,843,594	3.7%
TOTAL — CANADA		600,744,019	6.2%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		88,148,818	0.9%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		96,149,718	1.0%
FRANCE — (9.3%)
COMMON STOCKS — (9.3%)
# AXA SA	2,905,543	118,407,106	1.2%
BNP Paribas SA	1,666,604	187,856,187	2.0%
Compagnie de Saint-Gobain	598,264	58,598,294	0.6%
Renault SA	394,997	57,294,911	0.6%
Vivendi SA	2,554,386	117,136,324	1.2%
Other Securities		413,458,699	4.3%
TOTAL — FRANCE		952,751,521	9.9%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Allianz SE	464,749	96,033,294	1.0%
Allianz SE Sponsored ADR	2,772,640	57,060,931	0.6%
Daimler AG	1,734,297	176,535,855	1.8%
Deutsche Bank AG	801,377	105,499,590	1.1%
Deutsche Telekom AG Sponsored ADR	2,860,650	63,077,333	0.7%
E.ON AG	677,579	137,950,169	1.4%
E.ON AG Sponsored ADR	1,091,708	74,253,065	0.8%

41

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	400,549	$73,069,532	0.8%
Volkswagen AG	499,652	119,853,330	1.2%
Other Securities		296,666,898	3.1%
TOTAL — GERMANY		1,199,999,997	12.5%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		44,795,991	0.5%
HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cheung Kong Holdings, Ltd.	3,320,000	62,820,701	0.7%
Hutchison Whampoa, Ltd.	4,729,000	56,465,323	0.6%
Sun Hung Kai Properties, Ltd.	2,892,000	60,191,545	0.6%
Other Securities		140,438,099	1.4%
TOTAL COMMON STOCKS		319,915,668	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,065	0.0%
TOTAL — HONG KONG		319,923,733	3.3%
IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
CRH P.L.C.	1,259,311	47,527,698	0.5%
Other Securities		67,147,870	0.7%
TOTAL — IRELAND		114,675,568	1.2%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
UniCredito Italiano SpA	11,544,563	98,106,972	1.0%
Other Securities		195,846,128	2.1%
TOTAL — ITALY		293,953,100	3.1%
JAPAN — (10.6%)
COMMON STOCKS — (10.6%)
Matsushita Electric Industrial Co., Ltd.	3,985,135	81,039,212	0.9%
Millea Holdings, Inc.	1,629,300	57,259,468	0.6%
Other Securities		954,785,990	9.8%
TOTAL — JAPAN		1,093,084,670	11.3%
NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
Aegon NV	3,298,073	58,880,389	0.6%
ArcelorMittal	1,288,819	95,046,984	1.0%
ING Groep NV	3,203,383	124,262,135	1.3%
Koninklijke Philips Electronics NV	2,318,687	96,519,107	1.0%
Other Securities		60,981,814	0.6%
TOTAL — NETHERLANDS		435,690,429	4.5%
NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,852,406	0.0%

42

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Orkla ASA	2,900,350	$52,226,456	0.6%
Other Securities		63,265,967	0.6%
TOTAL COMMON STOCKS		115,492,423	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,673,103	0.0%
TOTAL — NORWAY		117,165,526	1.2%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		24,575,795	0.3%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		90,758,207	0.9%
SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
Banco Santander Central Hispano SA	7,329,732	157,030,271	1.6%
Repsol YPF SA	1,547,213	57,107,719	0.6%
Other Securities		160,985,717	1.7%
TOTAL — SPAIN		375,123,707	3.9%
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	4,414,518	74,173,347	0.8%
Other Securities		185,350,005	1.9%
TOTAL — SWEDEN		259,523,352	2.7%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	85,984,030	0.9%
Credit Suisse Group	1,826,488	110,362,858	1.2%
Swiss Re	639,545	47,455,334	0.5%
Zurich Financial SVCS AG	298,280	86,931,188	0.9%
Other Securities		272,582,833	2.8%
TOTAL — SWITZERLAND		603,316,243	6.3%
UNITED KINGDOM — (21.6%)
COMMON STOCKS — (21.6%)
Anglo American P.L.C.	2,642,872	178,080,614	1.9%
Aviva P.L.C.	6,768,276	94,828,273	1.0%
Barclays P.L.C. Sponsored ADR	2,210,690	102,487,588	1.1%
HBOS P.L.C.	8,458,158	138,674,399	1.4%
HSBC Holdings P.L.C. Sponsored ADR	2,078,943	177,749,626	1.8%
Royal & Sun Alliance Insurance Group P.L.C.	17,295,699	52,747,937	0.5%
Royal Bank of Scotland Group P.L.C.	26,156,342	246,974,005	2.6%
Royal Dutch Shell P.L.C. ADR	1,052,345	84,861,101	0.9%
Vodafone Group P.L.C.	61,674,811	230,796,469	2.4%
Vodafone Group P.L.C. Sponsered ADR	5,845,118	217,730,645	2.3%
Xstrata P.L.C.	827,417	58,105,667	0.6%
Other Securities		638,504,968	6.5%
TOTAL — UNITED KINGDOM		2,221,541,292	23.0%

43

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $32,795,000 FNMA 6.50%, 08/01/36, valued at $29,911,603) to be repurchased at $29,478,903	$29,468	$29,468,000	0.3%
SECURITIES LENDING COLLATERAL — (6.4%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $237,187,054 FNMA 7.000%, 08/01/37, valued at $238,933,798) to be repurchased at $234,339,202	234,249	234,248,821	2.4%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,218,550 FNMA, rates ranging from 5.920%(r) to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	1.0%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $177,712,412 FHLMC, rates ranging from 5.000% to 6.5000%, maturities ranging from 11/01/21 to 11/01/37 & FNMA, rates ranging from 4.993%(r) to 6.251%(r), maturities ranging from 07/01/16 to 01/01/37, valued at $166,090,310) to be repurchased at $162,896,464	162,834	162,833,637	1.7%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $62,244,609 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 12/01/37, valued at $62,877,930) to be repurchased at $61,664,000	61,640	61,640,217	0.7%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $123,598,062 FHLMC, rates ranging from 4.500% to 7.000, maturities ranging from 09/01/35 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/33 to 10/01/37, valued at $107,101,957) to be repurchased at $105,040,513	105,000	105,000,000	1.1%
TOTAL SECURITIES LENDING COLLATERAL		663,722,675	6.9%
TOTAL INVESTMENTS — (100.0%) (Cost $7,565,570,045)		$10,282,299,430	106.7%

See accompanying Notes to Financial Statements.
44

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $984,149 and $630,556 of securities on loan, respectively)	$10,039,860	$9,589,109
Temporary Cash Investments at Value	51,524	29,468
Collateral Received from Securities on Loan at Value	1,004,216	663,723
Foreign Currencies at Value	—	4,397
Cash	1	12
Receivables:
Investment Securities Sold	52,739	193
Dividends, Interest, and Tax Reclaims	23,196	23,833
Securities Lending Income	150	444
Fund Shares Sold	1,160	2,011
Prepaid Expenses and Other Assets	3	3
Total Assets	11,172,849	10,313,193
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,004,216	663,723
Fund Shares Redeemed	8,045	8,665
Due to Advisor	844	1,608
Accrued Expenses and Other Liabilities	422	476
Total Liabilities	1,013,527	674,472
NET ASSETS	$10,159,322	$9,638,721
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	465,820,838	394,240,631
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.81	$24.45
Investments at Cost	$8,318,720	$6,872,379
Temporary Cash Investments at Cost	$51,524	$29,468
Collateral Received from Securities on Loan at Cost	$1,004,216	$663,723
Foreign Currencies at Cost	$—	$4,376
NET ASSETS CONSIST OF:
Paid-In Capital	$8,554,656	$6,276,191
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,938	9,727
Accumulated Net Realized Gain (Loss)	(118,412)	635,950
Net Unrealized Foreign Exchange Gain (Loss)	—	102
Net Unrealized Appreciation (Depreciation)	1,721,140	2,716,751
NET ASSETS	$10,159,322	$9,638,721

See accompanying Notes to Financial Statements.
45

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $23,649, respectively)	$152,304	$278,708
Interest	4,285	2,113
Income from Securities Lending	2,119	14,342
Total Investment Income	158,708	295,163
Expenses
Investment Advisory Services Fees	10,188	18,039
Accounting & Transfer Agent Fees	1,011	900
Custodian Fees	108	1,185
Shareholders' Reports	103	84
Directors'/Trustees' Fees & Expenses	94	97
Legal Fees	38	36
Audit Fees	119	103
Other	56	106
Total Expenses	11,717	20,550
Net Investment Income (Loss)	146,991	274,613
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(118,412)	654,522
Foreign Currency Transactions	—	2,498
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(150,559)	403,307
Translation of Foreign Currency Denominated Amounts	—	(180)
Net Realized and Unrealized Gain (Loss)	(268,971)	1,060,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$(121,980)	$1,334,760

See accompanying Notes to Financial Statements.
46

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$146,991	$119,373	$274,613	$193,174
Net Realized Gain (Loss) on:
Investment Securities Sold	(118,412)	477,934	654,522	201,700
Foreign Currency Transactions	—	—	2,498	378
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(150,559)	631,814	403,307	1,351,708
Translation of Foreign Currency Denominated Amounts	—	—	(180)	486
Net Increase (Decrease) in Net Assets Resulting from Operations	(121,980)	1,229,121	1,334,760	1,747,446
Distributions From:
Net Investment Income	(146,268)	(127,544)	(278,093)	(202,210)
Net Short-Term Gains	(14,058)	(14,160)	(14,957)	(11,375)
Net Long-Term Gains	(463,917)	(186,026)	(185,943)	(115,307)
Total Distributions	(624,243)	(327,730)	(478,993)	(328,892)
Capital Share Transactions (1):
Shares Issued	1,783,358	1,997,675	1,731,698	1,589,921
Shares Issued in Lieu of Cash Distributions	600,794	317,835	465,562	307,948
Shares Redeemed	(344,913)	(182,182)	(871,558)	(226,869)
Net Increase (Decrease) from Capital Share Transactions	2,039,239	2,133,328	1,325,702	1,671,000
Total Increase (Decrease) in Net Assets	1,293,016	3,034,719	2,181,469	3,089,554
Net Assets
Beginning of Period	8,866,306	5,831,587	7,457,252	4,367,698
End of Period	$10,159,322	$8,866,306	$9,638,721	$7,457,252
(1) Shares Issued and Redeemed:
Shares Issued	75,958	92,566	72,431	80,546
Shares Issued in Lieu of Cash Distributions	26,704	15,344	20,227	16,678
Shares Redeemed	(15,046)	(8,564)	(36,444)	(11,688)
	87,616	99,346	56,214	85,536
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,938	$1,485	$9,727	$(7,523)

See accompanying Notes to Financial Statements.
47

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series	The DFA International Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01	$22.06	$17.30	$16.04	$12.40	$9.33
Income from Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.36	(A)	0.29	0.23	0.21	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.38)	3.27	2.41	3.09	2.41	2.98	5.27	1.95	3.61	3.06
Total from Investment Operations	(0.04)	3.63	2.70	3.32	2.62	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(0.32)%	18.16%	14.66%	21.68%	20.34%	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.14%	0.15%	0.15%	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.68%	1.56%	1.41%	1.62%	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9%	13%	9%	7%	7%	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
48

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which two (the "Series") are presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2007, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2007, the total related amounts paid by the Trust to the CCO were $118 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$203
The DFA International Value Series	179

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$2,358,185	$872,737
The DFA International Value Series	2,437,098	1,415,176

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The U.S. Large Cap Value Series	$(270)	$270
The DFA International Value Series	20,352	(20,352)

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The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series
2006	$141,704	$186,026	$327,730
2007	160,367	463,876	624,243
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$2,141	$—	$(118,411)	$(116,270)
The DFA International Value Series	37,777	613,845	—	651,622

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, The U.S. Large Cap Value Series had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date (amount in thousands).

Expires on November 30,
2015
$118,411

Some of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, The DFA International Value Series had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $5,687 and $36,619, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$9,374,460	$2,243,408	$(522,268)	$1,721,140
The DFA International Value Series	7,571,337	2,919,347	(208,384)	2,710,963

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G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Series under this line of credit during the year ended November 30, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.85%	$10,071	23	$38	$26,565

There were no outstanding borrowings by the Series under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured

53

by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trust's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

55

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

56

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

57

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

58

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

59

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

60

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

61

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

62

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

63

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

64

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the year.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gains(6)
LWAS/DFA U.S. High Book to Market Portfolio	31.78%	5.49%	62.73%	100.00%	91.63%	86.09%	—	—	2.28%	15.17%
LWAS/DFA Two-Year Fixed Income Portfolio	100.00%	—	—	100.00%	—	—	1.85%	—	90.29%	—
LWAS/DFA Two-Year Government Portfolio	100.00%	—	—	100.00%	—	—	99.40%	—	100.00%	—
DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio	50.04%	11.49%	38.47%	100.00%	—	40.48%	—	—	0.45%	19.05%
The DFA Investment Trust Company
The U.S. Large Cap Value Series	23.47%	2.22%	74.31%	100.00%	80.07%	81.98%	—	—	2.47%	8.62%
The DFA International Value Series	58.06%	3.12%	38.82%	100.00%	—	53.70%	—	8.07%	0.54%	4.72%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

65

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DFA113007-003A

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Social Core Equity Portfolio

U.S. Social Core Equity 2 Portfolio

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GDR  Global Depositary Receipt

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REIT  Real Estate Investment Trust

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Emerging Markets Social Core Equity Portfolio vs. MSCI Emerging Markets Index (net dividends)

August 31, 2006-November 30, 2007

Growth of $10,000
Emerging Markets Social Core Equity Portfolio
MSCI Emerging Markets Index (net dividends)
$20,000
$10,000
$0
08/06
11/07
$16,516
$16,471

Average Annual Total Return	One Year	From 8/31/2006
	44.12%	49.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

U.S. Social Core Equity 2 Portfolio vs. Russell 3000 Index

October 2007-November 2007

Growth of $10,000
U.S. Social Core Equity 2 Portfolio
Russell 3000 Index
$20,000
$10,000
$0
10/07
11/07
$9,590
$9,330

Total Return	From 10/1/2007
	-6.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were enhanced by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%

3

Country	Total Returns (USD)
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	34.21%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Emerging Markets Social Core Equity Portfolio

The Emerging Markets Social Core Equity Portfolio seeks to capture the returns of the broad universe of emerging market stocks with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase certain companies that do not pass the social issue screens performed by a leading third-party service provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to stocks in emerging market countries, but does not attempt to track closely a specific equity index. The Portfolio held approximately 1,450 stocks in 18 countries as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets outperformed developed country stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 44.12% for the Emerging Markets Social Core Equity Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to lesser exposure to Chinese stocks, which significantly outperformed the Index. On average, Chinese stocks represented approximately 1% of the Portfolio for the period under review compared to 13% of the Index. The Advisor made initial purchases of Chinese stocks for the Portfolio in June 2007. The underperformance attributable to China was mitigated to some extent by lesser exposure to Russian stocks, which significantly underperformed the Index. On average, Russian stocks represented 0% of the Portfolio for the period under review compared to 10% of the Index. The drag in performance due to withholding taxes should also be taken into account when comparing performance relative to the MSCI Emerging Markets Index (gross dividends). The social screens utilized by the Portfolio did not appear to have a material impact on the Portfolio's relative performance to the Index during the reported period.

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value. (often referred to having a high book-to-market ration or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

4

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

U.S. Social Core Equity 2 Portfolio

The U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. The average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on October 1, 2007 through November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns for the period from the Portfolio's inception on October 1, 2007 through November 30, 2007 were –4.10% for the Russell 3000 Index® and –6.70% for the U.S. Social Core Equity 2 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to those stocks with more pronounced value characteristics as measured by book-to-market ratio and lower exposure to stocks with more pronounced growth characteristics. Stocks in the highest BtM quartile (considered value stocks), which represented approximately 41% of the Portfolio compared to approximately 25% of the Russell 3000 Index®, underperformed the Index by approximately 2 percentage points. A lower exposure to health care stocks, approximately 4% of the Portfolio compared to approximately 12% of the Russell 3000 Index®, which outperformed the Index by approximately 5 percentage points also contributed to the underperformance. The social screens utilized by the Portfolio did not appear to have a material impact on the Portfolio's relative performance to the Index during the reported period.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended November 30, 2007

EXPENSE TABLES

Emerging Markets Social Core Equity Portfolio	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,146.40	0.66%	$3.55
Hypothetical 5% Annual Return	$1,000.00	$1,021.76	0.66%	$3.34
U.S. Social Core Equity 2 Portfolio
Actual Fund Return**	$1,000.00	$933.00	0.53%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,022.41	0.53%	$0.90

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (61), then divided by the number of days in the year (365) to reflect the six-month period. Portfolio commenced operations October 1, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
Emerging Markets Social Core Equity Portfolio	8.5%	5.7%	5.5%	24.2%	0.1%	14.5%	8.6%	22.8%	6.4%	3.0%	0.7%	100.0%
U.S. Social Core Equity 2 Portfolio	11.2%	5.8%	13.2%	24.9%	4.0%	12.8%	14.3%	5.9%	4.7%	3.2%	—	100.0%

7

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.2%)
COMMON STOCKS — (2.8%)
Companhia Siderurgica Nacional SA Sponsored ADR	36,000	$2,768,760	0.6%
Companhia Vale do Rio Doce ADR	261,200	9,032,296	1.9%
Other Securities		2,806,352	0.5%
TOTAL COMMON STOCKS		14,607,408	3.0%
PREFERRED STOCKS — (9.4%)
Aracruz Celulose SA Sponsored ADR	23,500	1,800,570	0.4%
Banco Bradesco SA Sponsored ADR	154,600	4,970,390	1.0%
Banco Itau Holding Financeira SA ADR	184,600	5,083,884	1.1%
Companhia Vale do Rio Doce Sponsored ADR	223,600	6,468,748	1.3%
Duratex SA	81,800	2,039,639	0.4%
Gerdau SA Sponsored ADR	150,200	4,222,122	0.9%
Investimentos Itau SA	430,230	3,119,869	0.7%
Sadia SA ADR	29,500	1,805,400	0.4%
Suzano Papel e Celullose SA	95,600	1,594,489	0.3%
Unibanco-Uniao de Bancos Brasileiros SA GDR	35,140	5,261,161	1.1%
Usinas Siderurgicas de Minas Gerais SA Series A	80,250	4,069,128	0.9%
Other Securities		8,643,615	1.7%
TOTAL PREFERRED STOCKS		49,079,015	10.2%
TOTAL — BRAZIL		63,686,423	13.2%
CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Empresas Copec SA	233,127	4,129,889	0.9%
Other Securities		9,709,213	2.0%
TOTAL COMMON STOCKS		13,839,102	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		149	0.0%
TOTAL — CHILE		13,839,251	2.9%
CHINA — (3.7%)
COMMON STOCKS — (3.7%)
China Mobile, Ltd. Sponsored ADR	17,400	1,594,884	0.3%
Other Securities		17,728,490	3.7%
TOTAL COMMON STOCKS		19,323,374	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		724	0.0%
TOTAL — CHINA		19,324,098	4.0%
CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
CEZ A.S.	31,512	2,336,979	0.5%
Other Securities		2,976,809	0.6%
TOTAL — CZECH REPUBLIC		5,313,788	1.1%
HUNGARY — (1.3%)
COMMON STOCKS — (1.3%)
# MOL Hungarian Oil & Gas NYRT	17,480	2,504,212	0.5%
OTP Bank NYRT	58,033	2,860,628	0.6%
Other Securities		1,476,472	0.3%
TOTAL — HUNGARY		6,841,312	1.4%

8

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (12.1%)
COMMON STOCKS — (12.1%)
HDFC Bank ADR	17,500	$2,353,575	0.5%
ICICI Bank Sponsored ADR	116,037	7,021,399	1.5%
Infosys Technologies, Ltd.	56,344	2,290,762	0.5%
Jindal Steel & Power, Ltd.	7,608	2,601,719	0.6%
Sterlite Industries (India), Ltd. Series A	64,232	1,690,189	0.4%
Other Securities		47,018,104	9.6%
TOTAL COMMON STOCKS		62,975,748	13.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		74,752	0.0%
TOTAL — INDIA		63,050,500	13.1%
INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
PT Astra International Tbk	770,000	2,066,252	0.4%
PT Bumi Resources Tbk	3,312,000	2,006,820	0.4%
PT Telekomunikasi Indonesia Tbk Sponsored ADR	47,366	2,052,369	0.4%
Other Securities		11,083,583	2.4%
TOTAL COMMON STOCKS		17,209,024	3.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,554	0.0%
TOTAL — INDONESIA		17,238,578	3.6%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Bank Hapoalim B.M.	350,829	1,772,304	0.4%
Other Securities		11,965,672	2.4%
TOTAL — ISRAEL		13,737,976	2.8%
MALAYSIA — (4.5%)
COMMON STOCKS — (4.5%)
Other Securities		23,466,360	4.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,681	0.0%
TOTAL — MALAYSIA		23,479,041	4.9%
MEXICO — (6.2%)
COMMON STOCKS — (6.2%)
America Movil S.A.B. de C.V. Series L ADR	94,300	5,814,538	1.2%
Cemex S.A.B. de C.V. Sponsored ADR	210,604	6,025,380	1.3%
# Grupo Financiero Banorte S.A.B. de C.V.	512,273	2,221,454	0.5%
Grupo Mexico S.A.B. de C.V. Series B	288,643	2,021,758	0.4%
Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	2,068,952	0.4%
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	68,700	2,560,449	0.5%
# Wal-Mart de Mexico SAB de C.V. Series V	432,424	1,563,585	0.3%
Other Securities		9,943,238	2.1%
TOTAL — MEXICO		32,219,354	6.7%
PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		5,268,562	1.1%

9

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (3.8%)
COMMON STOCKS — (3.8%)
Bank Pekao SA	17,315	$1,724,483	0.4%
* Polski Koncern Naftowy Orlen SA	149,679	3,172,264	0.7%
Other Securities		14,823,709	3.0%
TOTAL COMMON STOCKS		19,720,456	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,781	0.0%
TOTAL — POLAND		19,731,237	4.1%
SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
AngloGold Ashanti, Ltd. Sponsored ADR	33,300	1,624,041	0.3%
Gold Fields, Ltd. Sponsored ADR	109,100	1,794,695	0.4%
Impala Platinum Holdings, Ltd.	76,976	2,673,432	0.6%
Sanlam, Ltd.	879,354	3,018,131	0.6%
Sasol, Ltd. Sponsored ADR	114,900	5,807,046	1.2%
Standard Bank Group, Ltd.	215,732	3,328,898	0.7%
Other Securities		35,591,020	7.3%
TOTAL — SOUTH AFRICA		53,837,263	11.1%
SOUTH KOREA — (12.2%)
COMMON STOCKS — (12.2%)
Kookmin Bank Sponsored ADR	27,300	1,979,250	0.4%
POSCO ADR	23,868	3,768,041	0.8%
Samsung Electronics Co., Ltd.	5,950	3,652,567	0.8%
* SK Energy Co., Ltd.	9,840	2,024,419	0.4%
Other Securities		51,923,540	10.7%
TOTAL — SOUTH KOREA		63,347,817	13.1%
TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	245,232	2,432,701	0.5%
Other Securities		47,959,532	9.9%
TOTAL — TAIWAN		50,392,233	10.4%
THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		11,375,619	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,900	0.0%
TOTAL — THAILAND		11,377,519	2.4%
TURKEY — (3.6%)
COMMON STOCKS — (3.6%)
Eregli Demir ve Celik Fabrikalari Turk A.S.	199,013	1,635,432	0.4%
Turkiye Garanti Bankasi A.S.	181,760	1,583,095	0.3%
Turkiye Is Bankasi A.S.	251,516	1,611,034	0.4%
Other Securities		14,087,572	2.8%
TOTAL — TURKEY		18,917,133	3.9%

10

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $3,035,000 FNMA 6.50%, 11/01/36, valued at $2,349,055) to be repurchased at $2,314,856	$2,314	$2,314,000	0.5%
SECURITIES LENDING COLLATERAL — (7.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $44,926,255 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/35 to 09/01/37 & FNMA 4.945%(r), 11/01/12 & 5.562%(r), 08/01/34, valued at $37,946,322) to be repurchased at $37,216,630	37,202	37,202,276	7.7%
TOTAL INVESTMENTS — (100.0%) (Cost $362,276,010)		$521,118,361	108.0%

See accompanying Notes to Financial Statements.
11

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.6%)
Consumer Discretionary — (10.3%)
* Comcast Corp. Class A	7,100	$145,834	0.4%
Disney (Walt) Co.	6,600	218,790	0.6%
# Home Depot, Inc.	6,700	191,352	0.5%
News Corp. Class A	7,300	153,811	0.4%
Time Warner, Inc.	12,700	219,202	0.6%
Other Securities		3,012,240	8.6%
Total Consumer Discretionary		3,941,229	11.1%
Consumer Staples — (5.3%)
Coca-Cola Enterprises, Inc.	3,700	96,089	0.3%
CVS Caremark Corp.	5,000	200,450	0.6%
Kraft Foods, Inc.	5,300	183,115	0.5%
PepsiCo, Inc.	1,200	92,616	0.3%
Procter & Gamble Co.	5,200	384,800	1.1%
Other Securities		1,082,492	3.0%
Total Consumer Staples		2,039,562	5.8%
Energy — (12.1%)
Anadarko Petroleum Corp.	1,600	90,560	0.3%
Apache Corp.	1,100	106,469	0.3%
Chevron Corp.	7,200	631,944	1.8%
ConocoPhillips	5,500	440,220	1.2%
Devon Energy Corp.	1,500	124,215	0.4%
Exxon Mobil Corp.	5,400	481,464	1.4%
Marathon Oil Corp.	3,800	212,420	0.6%
Occidental Petroleum Corp.	2,800	195,356	0.6%
Valero Energy Corp.	1,900	123,633	0.4%
XTO Energy, Inc.	2,100	129,822	0.4%
Other Securities		2,097,702	5.7%
Total Energy		4,633,805	13.1%
Financials — (22.8%)
Allstate Corp.	2,000	102,240	0.3%
American International Group, Inc.	8,700	505,731	1.4%
Bank of America Corp.	15,000	691,950	2.0%
Citigroup, Inc.	16,800	559,440	1.6%
Hartford Financial Services Group, Inc.	1,100	104,852	0.3%
JPMorgan Chase & Co.	11,500	524,630	1.5%
MetLife, Inc.	2,500	163,975	0.5%
Morgan Stanley	3,500	184,520	0.5%
Prudential Financial, Inc.	1,500	141,210	0.4%
The Goldman Sachs Group, Inc.	700	158,648	0.5%
The Travelers Companies, Inc.	2,200	116,842	0.3%
U.S. Bancorp	2,900	95,961	0.3%
Wachovia Corp.	6,400	275,200	0.8%
Wells Fargo & Co.	5,600	181,608	0.5%
Other Securities		4,939,596	13.7%
Total Financials		8,746,403	24.6%
Health Care — (3.7%)
Total Health Care		1,416,137	4.0%

12

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.7%)
Burlington Northern Santa Fe Corp.	1,200	$100,224	0.3%
FedEx Corp.	1,000	98,470	0.3%
General Electric Co.	17,200	658,588	1.9%
# Parker Hannifin Corp.	1,300	103,259	0.3%
Union Pacific Corp.	900	113,526	0.3%
Other Securities		3,425,027	9.6%
Total Industrials		4,499,094	12.7%
Information Technology — (13.1%)
* Apple, Inc.	600	109,332	0.3%
* Cisco Sytems, Inc.	4,400	123,288	0.4%
Hewlett-Packard Co.	2,600	133,016	0.4%
Intel Corp.	5,700	148,656	0.4%
International Business Machines Corp.	1,000	105,180	0.3%
Microsoft Corp.	6,800	228,480	0.7%
Other Securities		4,170,538	11.6%
Total Information Technology		5,018,490	14.1%
Materials — (5.3%)
Alcoa, Inc.	4,700	170,939	0.5%
Dow Chemical Co.	3,200	134,208	0.4%
Other Securities		1,755,623	4.9%
Total Materials		2,060,770	5.8%
Telecommunication Services — (4.3%)
AT&T, Inc.	20,600	787,126	2.2%
Sprint Nextel Corp.	9,400	145,888	0.4%
Verizon Communications, Inc.	9,800	423,458	1.2%
Other Securities		295,673	0.9%
Total Telecommunication Services		1,652,145	4.7%
Utilities — (3.0%)
Total Utilities		1,141,921	3.2%
TOTAL COMMON STOCKS		35,149,556	99.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $365,000 FNMA 5.58%, 03/25/37, valued at $268,194) to be repurchased at $261,097	$261	261,000	0.7%
SECURITIES LENDING COLLATERAL — (7.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,947,093 FHLMC 6.500%, 10/01/37, valued at $3,037,854) to be repurchased at $2,950,510	2,949	2,949,372	8.3%
TOTAL INVESTMENTS — (100.0%) (Cost $40,853,731)		$38,359,928	108.1%

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio
ASSETS:
Investments at Value (including $34,808 and $2,859 of securities on loan, respectively)	$481,602	$35,150
Temporary Cash Investments at Value	2,314	261
Collateral Received from Securities on Loan at Value	37,202	2,949
Foreign Currencies at Value	1,557	—
Cash	15	1
Receivables:
Investment Securities Sold	1,296	—
Dividends and Interest	343	55
Securities Lending Income	63	1
Fund Shares Sold	97	—
Prepaid Expenses and Other Assets	16	—
Deferred Offering Costs	—	33
Total Assets	524,505	38,450
LIABILITIES:
Payables:
Upon Return of Securities Loaned	37,202	2,949
Investment Securities Purchased	4,051	—
Due to Advisor	222	7
Deferred Thailand Capital Gains Tax	291	—
Accrued Expenses and Other Liabilities	68	5
Total Liabilities	41,834	2,961
NET ASSETS	$482,671	$35,489
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	29,658,385	3,805,428
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.27	$9.33
Investments at Cost	$322,760	$37,644
Temporary Cash Investments at Cost	$2,314	$261
Collateral Received from Securities on Loan at Cost	$37,202	$2,949
Foreign Currencies at Cost	$1,556	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$293,892	$38,015
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	2,174	99
Accumulated Net Realized Gain (Loss)	28,049	(131)
Deferred Thailand Capital Gains Tax	(291)	—
Net Unrealized Foreign Exchange Gain (Loss)	4	—
Net Unrealized Appreciaition (Depreciation)	158,843	(2,494)
NET ASSETS	$482,671	$35,489
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Emerging Markets Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,279 and $0, respectively)	$11,018	$110
Interest	98	11
Income from Securities Lending	567	2
Total Investment Income	11,683	123
Expenses
Investment Advisory Services Fees	2,403	15
Accounting & Transfer Agent Fees	73	4
Custodian Fees	292	3
Filing Fees	19	1
Shareholders' Reports	29	—
Directors'/Trustees' Fees & Expenses	2	1
Legal Fees	6	—
Audit Fees	9	—
Organizational and Offering Costs	20	7
Other	13	—
Total Expenses	2,866	31
Net Investment Income (Loss)	8,817	92
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	28,049	(131)
Foreign Currency Transactions	43	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	119,023	(2,494)
Translation of Foreign Currency Denominated Amounts	4	—
Deferred Thailand Capital Gains Tax	(158)	—
Net Realized and Unrealized Gain (Loss)	146,961	(2,625)
Net Increase (Decrease) in Net Assets Resulting from Operations	$155,778	$(2,533)

(a)  The Portfolio commenced operations on October 1, 2007.

See accompanying Notes to Financial Statements.
15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Social Core Equity Portfolio		U.S. Social Core Equity 2 Portfolio
	Year Ended Nov. 30, 2007	For the Period Aug. 31, 2006(a) to Nov. 30, 2006	For the Period Oct. 1, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,817	$729	$92
Net Realized Gain (Loss) on:
Investment Securities Sold	28,049	116	(131)
Foreign Currency Transactions	43	(1,008)	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	119,023	39,820	(2,494)
Translation of Foreign Currency Denominated Amounts	4	—	—
Deferred Thailand Capital Gains Tax	(158)	(133)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	155,778	39,524	(2,533)
Distributions From:
Net Investment Income	(6,694)	—	—
Total Distributions	(6,694)	—	—
Capital Share Transactions (1):
Shares Issued	31,155	319,400	38,022
Shares Issued in Lieu of Cash Distributions	6,670	—	—
Shares Redeemed	(63,162)	—	—
Net Increase (Decrease) from Capital Share Transactions	(25,337)	319,400	38,022
Total Increase (Decrease) in Net Assets	123,747	358,924	35,489
Net Assets
Beginning of Period	358,924	—	—
End of Period	$482,671	$358,924	$35,489
(1) Shares Issued and Redeemed:
Shares Issued	2,143	31,321	3,805
Shares Issued in Lieu of Cash Distributions	481	—	—
Shares Redeemed	(4,287)	—	—
	(1,663)	31,321	3,805
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	$2,174	$1,006	$99

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Emerging Markets Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio
Year Ended Nov. 30, 2007	For the Period Aug. 31, 2006(a) to Nov. 30, 2006	For the Period Oct. 1, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$11.46	$10.00	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.03	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	4.74	1.43	(0.69)
Total from Investment Operations	5.02	1.46	(0.67)
Less Distributions
Net Investment Income	(0.21)	—	—
Total Distributions	(0.21)	—	—
Net Asset Value, End of Period	$16.27	$11.46	$9.33
Total Return	44.12%	14.60	%(C)	(6.70	)%(C)
Net Assets, End of Period (thousands)	$482,671	$358,924	$35,489
Ratio of Expenses to Average Net Assets	0.66%	0.78	%(B)(D)	0.53	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	2.02%	1.09	%(B)(D)	1.55	%(B)(D)
Portfolio Turnover Rate	12%	0	%(C)	0	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers forty-nine operational portfolios, two of which, the Emerging Markets Social Core Equity Portfolio and the U.S. Social Core Equity 2 Portfolio (the "Portfolios") are included in this report. The remaining forty-seven portfolios are presented in separate reports.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Emerging Markets Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Emerging Markets Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Emerging Markets Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Emerging Markets Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Emerging Markets Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset

18

value of the Emerging Markets Social Core Equity Portfolio. When the Emerging Markets Social Core Equity Portfolio uses fair value pricing, the values assigned to the Emerging Markets Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Emerging Markets Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Emerging Markets Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Emerging Markets Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Emerging Markets Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Social Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Social Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Emerging Markets Social Core Equity Portfolio is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

19

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the year ended November 30, 2007, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.55% and 0.25% of average daily net assets for the Emerging Markets Social Core Equity Portfolio and the U.S. Social Core Equity 2 Portfolio, respectively.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Emerging Markets Social Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's expenses to the extent necessary to limit the expenses to 0.85% of the Portfolio's average daily net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such recovery.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the U.S. Social Core Equity 2 Portfolio, the Advisor has agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total management fee when the Portfolio Expenses exceed 0.60% of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses are less than 0.60% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.60% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

The Fee Waiver and Expense Assumption Agreements will remain in effect until April 1, 2008, and shall continue in effect from year to year thereafter, for one-year periods, unless terminated by the Portfolios or the Advisor. At November 30, 2007, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Emerging Markets Social Core Equity Portfolio	$9
U.S. Social Core Equity 2 Portfolio	1

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Emerging Markets Social Core Equity Portfolio	$50,941	$74,095
U.S. Social Core Equity 2 Portfolio	37,948	162

20

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Emerging Markets Social Core Equity Portfolio	$(10)	$53	$(43)
U.S. Social Core Equity 2 Portfolio	(7)	7	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Social Core Equity Portfolio
2006	$—	—	$—
2007	6,694	—	6,694

The U.S. Social Core Equity 2 Portfolio commenced operations on October 1, 2007 and had no distributable earnings for the year ending November 30, 2007.

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Loss)
Emerging Markets Social Core Equity Portfolio	$8,718	$21,514	—	$30,232

U.S. Social Core Equity 2 Portfolio	99	—	$(130)	(31)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

Expires on November 30,
2015
U.S. Social Core Equity 2 Portfolio	$130

21

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Social Core Equity Portfolio	$362,276	$167,175	$(8,333)	$158,842

U.S. Social Core Equity 2 Portfolio	40,854	710	(3,204)	(2,494)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during the fiscal year 2007 (as indicated in the Statement of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolios under this line of credit during the year ended November 30, 2007.

22

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Emerging Markets Social Core Equity Portfolio	5.77%	$1,305	19	$4	$3,549

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value,

23

establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

L.  Other:

At November 30, 2007, two shareholders held 93% of the outstanding shares of the Emerging Markets Social Core Equity Portfolio and one shareholder held 95% of the outstanding shares of the U.S. Social Core Equity 2 Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Equity the portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Social Core Equity Portfolio and U.S. Social Core Equity 2 Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November November 30, 2007 and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2007 by correspondence with the custodians and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

25

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

26

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

27

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

28

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

29

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

30

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

31

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

32

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

33

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

34

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
Emerging Markets Social Core Equity Portfolio	100.00%	—	—	100.00%	—	43.01%	19.11%	0.74%	—
U.S. Social Core Equity 2 Portfolio*	—	—	—	—	—	—	—	—	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

*  The Portfolio commenced operations on October 1, 2007 and did not pay any distributions for the year ended November 30, 2007.

35

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on March 23, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the approval of the investment advisory agreement ("Advisory Agreement") for the U.S. Social Core Equity 2 Portfolio (the "Portfolio") with Dimensional Fund Advisors LP (the "Advisor").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for the Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Portfolio, and the resources of the Advisor dedicated to the Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Portfolio. The Board noted that the services that were proposed to be provided to the Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Portfolio, and compared the fees to be charged to the Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for the Portfolio was in the best interests of the Portfolio and its shareholders.

36

DFA113007-018A

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REIT  Real Estate Investment Trust

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

CSTG&E U.S. Social Core Equity 2 Portfolio vs. Russell 3000 Index
August 3, 2007-November 30, 2007

Growth of $10,000

CSTG&E U.S. Social Core Equity 2 Portfolio
Russell 3000 Index
$20,000
$10,000
$0
08/07
11/07
$10,392
$10,042

Total Return	From 8/3/2007
	0.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CSTG&E International Social Core Equity Portfolio vs. MSCI World ex US Index (net dividends)

August 3, 2007-November 30, 2007

Growth of $10,000

CSTG&E International Social Core Equity Portfolio
MSCI World ex US Index (net dividends)
$20,000
$10,000
$0
08/07
11/07
$10,586
$10,433

Total Return	From 8/3/2007
	4.33%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Domestic Equity Portfolios' Performance Overview

CSTG&E U.S. Social Core Equity 2 Portfolio

The CSTG&E U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive

3

exposure to U.S. stocks, but does not attempt to track closely a specific equity index. The average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on August 3, 2007 through November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns for the period from the Portfolio's inception on August 3, 2007 through November 30, 2007 were 3.92% for the Russell 3000 Index® and 0.42% for the CSTG&E U.S. Social Core Equity 2 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to those stocks with more pronounced value characteristics as measured by book-to-market ratio and lower exposure to stocks with more pronounced growth characteristics. Stocks in the highest BtM quartile (considered value stocks), which represented approximately 38% of the Portfolio compared to approximately 25% of the Russell 3000 Index®, underperformed the Index by approximately 6 percentage points. Stocks in the lowest BtM quartile (considered growth stocks), which represented approximately 10% of the Portfolio compared to approximately 27% of the Russell 3000 Index®, outperformed the Index by approximately 4 percentage points. A lack of exposure to health care stocks, which outperformed the Index by approximately 4 percentage points also contributed to the underperformance. The social screens utilized by the Portfolio did not appear to have a material impact on the Portfolio's relative performance to the Index during the reported period.

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

4

International Equity Portfolios' Performance Overview

CSTG&E International Social Core Equity Portfolio

The CSTG&E International Social Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 1,500 stocks in 22 developed country markets as of November 30, 2007. Average cash levels for the year ended November 30, 2007 were less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on August 3, 2007 through November 30, 2007, international large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns for the period from the Portfolio's inception on August 3, 2007 through November 30, 2007 were 5.82% for the MSCI EAFE Index (net dividends) and 4.33% for the CSTG&E International Social Core Equity Portfolio. The underperformance of the Portfolio as compared to MSCI EAFE Index (net dividends) was primarily due to a larger allocation to small cap and mid cap stocks, which underperformed the Index. On average, stocks with market capitalization under $10 billion represented approximately 35% of the Portfolio for the period under review compared to 16% of the Index. To a lesser extent, underperformance was attributable to a larger allocation to stocks with pronounced value characteristics, which underperformed the Index. The social screens utilized by the Portfolio did not appear to have a material impact on the Portfolio's relative performance to the Index during the reported period.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

  For the Period August 3, 2007 to November 30, 2007

EXPENSE TABLES

CSTG&E U.S. Social Core Equity 2 Portfolio	Beginning Account Value 08/03/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return**	$1,000.00	$1,004.20	0.46%	$1.52
Hypothetical 5% Annual Return	$1,000.00	$1,022.75	0.46%	$1.53
CSTG&E International Social Core Equity Portfolio
Actual Fund Return**	$1,000.00	$1,043.30	0.78%	$2.62
Hypothetical 5% Annual Return	$1,000.00	$1,021.16	0.78%	$2.59

*  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (120), then divided by the number of days in the year (365) to reflect the expenses paid during the period.

**  Portfolio commenced operations August 3, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	12.3%	6.7%	12.5%	23.5%	15.6%	15.3%	6.5%	4.3%	3.2%	0.1%	100.0%
CSTG&E International Social Core Equity Portfolio	14.7%	5.5%	8.5%	31.3%	15.8%	5.0%	11.7%	4.0%	3.5%	—	100.0%

7

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.9%)
Consumer Discretionary — (11.2%)
Disney (Walt) Co.	17,100	$566,865	0.6%
# Home Depot, Inc.	10,200	291,312	0.3%
Lowe's Companies, Inc.	13,000	317,330	0.3%
Time Warner, Inc.	33,500	578,210	0.6%
Other Securities		9,949,964	10.4%
Total Consumer Discretionary		11,703,681	12.2%
Consumer Staples — (6.0%)
# Coca-Cola Co.	4,200	260,820	0.3%
Coca-Cola Enterprises, Inc.	9,300	241,521	0.3%
Kraft Foods, Inc.	14,100	487,155	0.5%
Procter & Gamble Co.	13,300	984,200	1.0%
Wal-Mart Stores, Inc.	17,400	833,460	0.9%
Other Securities		3,502,226	3.6%
Total Consumer Staples		6,309,382	6.6%
Energy — (11.3%)
Anadarko Petroleum Corp.	4,200	237,720	0.3%
Apache Corp.	2,900	280,691	0.3%
Chevron Corp.	18,600	1,632,522	1.7%
ConocoPhillips	14,500	1,160,580	1.2%
Devon Energy Corp.	4,000	331,240	0.4%
Exxon Mobil Corp.	13,700	1,221,492	1.3%
Marathon Oil Corp.	6,000	335,400	0.4%
Occidental Petroleum Corp.	7,300	509,321	0.5%
Valero Energy Corp.	4,800	312,336	0.3%
Other Securities		5,727,232	5.9%
Total Energy		11,748,534	12.3%
Financials — (21.4%)
Allstate Corp.	5,200	265,824	0.3%
American International Group, Inc.	23,000	1,336,990	1.4%
Bank of America Corp.	39,800	1,835,974	1.9%
Citigroup, Inc.	30,800	1,025,640	1.1%
Hartford Financial Services Group, Inc.	2,900	276,428	0.3%
JPMorgan Chase & Co.	36,000	1,642,320	1.7%
Lehman Brothers Holdings, Inc.	5,700	356,991	0.4%
MetLife, Inc.	8,000	524,720	0.6%
Morgan Stanley	9,300	490,296	0.5%
Prudential Financial, Inc.	4,000	376,560	0.4%
The Goldman Sachs Group, Inc.	2,000	453,280	0.5%
The Travelers Companies, Inc.	5,900	313,349	0.3%
# Wachovia Corp.	9,400	404,200	0.4%
Wells Fargo & Co.	29,400	953,442	1.0%
Other Securities		12,030,906	12.5%
Total Financials		22,286,920	23.3%
Industrials — (14.2%)
Burlington Northern Santa Fe Corp.	3,200	267,264	0.3%
FedEx Corp.	2,700	265,869	0.3%
General Electric Co.	43,800	1,677,102	1.8%
Union Pacific Corp.	2,400	302,736	0.3%
United Technologies Corp.	3,300	246,741	0.3%
Other Securities		12,023,073	12.5%
Total Industrials		14,782,785	15.5%

8

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (14.0%)
* Apple, Inc.	1,600	$291,552	0.3%
* Cisco Sytems, Inc.	11,000	308,220	0.3%
* Google, Inc.	400	277,200	0.3%
Hewlett-Packard Co.	8,600	439,976	0.5%
Intel Corp.	13,300	346,864	0.4%
International Business Machines Corp.	2,400	252,432	0.3%
Microsoft Corp.	16,900	567,840	0.6%
Other Securities		12,066,518	12.5%
Total Information Technology		14,550,602	15.2%
Materials — (6.0%)
Alcoa, Inc.	7,700	280,049	0.3%
Dow Chemical Co.	8,300	348,102	0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	257,218	0.3%
Other Securities		5,369,232	5.5%
Total Materials		6,254,601	6.5%
Telecommunication Services — (3.9%)
AT&T, Inc.	41,300	1,578,073	1.7%
Sprint Nextel Corp.	24,700	383,344	0.4%
Verizon Communications, Inc.	25,300	1,093,213	1.2%
Other Securities		1,001,120	1.0%
Total Telecommunication Services		4,055,750	4.3%
Utilities — (2.9%)
Total Utilities		3,074,314	3.2%
TOTAL COMMON STOCKS		94,766,569	99.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $975,000 FNMA 5.58%, 03/25/37, valued at $716,408) to be repurchased at $705,261	$705	705,000	0.7%
SECURITIES LENDING COLLATERAL — (8.4%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $11,939,904 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 05/01/34 to 08/01/37, valued at $9,032,272) to be repurchased at $8,772,580	8,769	8,769,196	9.2%
TOTAL INVESTMENTS — (100.0%) (Cost $105,542,839)		$104,240,765	109.0%

See accompanying Notes to Financial Statements.
9

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	11,401	$284,811	0.3%
Commonwealth Bank of Australia	6,733	356,407	0.4%
National Australia Bank, Ltd.	12,354	419,159	0.4%
Other Securities		4,078,556	4.3%
TOTAL — AUSTRALIA		5,138,933	5.4%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		580,447	0.6%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		876,846	0.9%
CANADA — (7.1%)
COMMON STOCKS — (7.1%)
# Bank of Montreal	4,500	283,964	0.3%
# Bank of Nova Scotia	5,600	296,423	0.3%
# Manulife Financial Corp.	10,200	426,993	0.5%
# Toronto Dominion Bank	5,100	379,714	0.4%
Other Securities		5,897,902	6.1%
TOTAL — CANADA		7,284,996	7.6%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		758,885	0.8%
FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		1,693,238	1.8%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
BNP Paribas SA	6,926	780,685	0.8%
Compagnie de Saint-Gobain	3,701	362,503	0.4%
France Telecom SA Sponsored ADR	10,900	413,655	0.4%
Societe Generale Paris	2,993	461,026	0.5%
Total SA Sponsored ADR	4,900	396,508	0.4%
Vivendi SA	7,662	351,356	0.4%
Other Securities		4,692,643	4.9%
TOTAL — FRANCE		7,458,376	7.8%
GERMANY — (7.2%)
COMMON STOCKS — (7.2%)
Allianz SE	3,352	692,640	0.7%
Daimler AG Sponsored ADR	4,400	447,348	0.5%
Deutsche Bank AG ADR	3,300	434,775	0.5%
Deutsche Post AG	8,194	278,274	0.3%
Deutsche Telekom AG	21,052	466,092	0.5%
E.ON AG Sponsored ADR	11,400	775,377	0.8%
Munchener Rueckversicherungs-Gesellschaft AG	1,571	286,587	0.3%
Other Securities		4,004,432	4.1%
TOTAL — GERMANY		7,385,525	7.7%

10

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (1.0%)
COMMON STOCKS — (1.0%)
National Bank of Greece S.A. ADR	24,600	$330,870	0.3%
Other Securities		718,969	0.8%
TOTAL — GREECE		1,049,839	1.1%
HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		2,036,771	2.1%
IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
Allied Irish Banks P.L.C. Sponsored ADR	7,100	322,056	0.3%
Other Securities		564,324	0.6%
TOTAL — IRELAND		886,380	0.9%
ITALY — (3.0%)
COMMON STOCKS — (3.0%)
Intesa Sanpaolo SpA	69,040	549,592	0.6%
UniCredito Italiano SpA	38,727	329,106	0.3%
Unione di Banche Italiane Scpa	9,985	284,487	0.3%
Other Securities		1,904,943	2.0%
TOTAL — ITALY		3,068,128	3.2%
JAPAN — (19.6%)
COMMON STOCKS — (19.6%)
Mitsubishi UFJ Financial Group, Inc.	44,800	442,417	0.5%
Toyota Motor Corp. Sponsored ADR	2,600	292,890	0.3%
Other Securities		19,367,482	20.2%
TOTAL — JAPAN		20,102,789	21.0%
NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
Aegon NV	23,569	420,777	0.4%
ArcelorMittal	9,042	666,823	0.7%
Koninklijke Philips Electronics NV	10,051	418,389	0.4%
Unilever NV	9,603	340,155	0.4%
Other Securities		1,564,911	1.6%
TOTAL — NETHERLANDS		3,411,055	3.5%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		176,775	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		744,739	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,124	0.0%
TOTAL — NORWAY		757,863	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		358,238	0.4%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		1,198,649	1.2%

11

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	18,100	$449,604	0.5%
Banco Santander SA Sponsored ADR	40,500	867,510	0.9%
Other Securities		2,186,266	2.2%
TOTAL — SPAIN		3,503,380	3.6%
SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
Nordea Bank AB	17,701	297,415	0.3%
Other Securities		2,636,403	2.8%
TOTAL — SWEDEN		2,933,818	3.1%
SWITZERLAND — (5.4%)
COMMON STOCKS — (5.4%)
Compagnie Financiere Richemont AG Series A	6,895	473,909	0.5%
Holcim, Ltd.	3,569	384,109	0.4%
Nestle SA	1,723	828,427	0.9%
Swiss Life Holding	1,010	284,414	0.3%
Swiss Re	5,759	427,328	0.4%
Syngenta AG ADR	5,800	287,390	0.3%
Zurich Financial SVCS AG	2,353	685,762	0.7%
Other Securities		2,216,557	2.3%
TOTAL — SWITZERLAND		5,587,896	5.8%
UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Aviva P.L.C.	34,218	479,418	0.5%
BAE Systems P.L.C.	38,606	364,966	0.4%
Barclays P.L.C. Sponsored ADR	13,100	607,316	0.6%
BP P.L.C. Sponsored ADR	18,900	1,374,786	1.4%
HSBC Holdings P.L.C. Sponsored ADR	15,600	1,333,800	1.4%
Royal Dutch Shell P.L.C. ADR	19,700	1,588,608	1.7%
Standard Chartered P.L.C.	8,642	339,907	0.4%
Vodafone Group P.L.C. Sponsored ADR	34,900	1,300,025	1.4%
Xstrata P.L.C.	4,543	319,034	0.3%
Other Securities		11,627,936	12.1%
TOTAL — UNITED KINGDOM		19,335,796	20.2%
	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $85,000 FNMA 5.58%, 03/25/37, valued at $62,453) to be repurchased at $58,021	$58	58,000	0.0%
SECURITIES LENDING COLLATERAL — (6.7%)
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $16,085,000 FNMA 5.500%, 03/01/33, valued at $7,033,744) to be repurchased at $6,898,270	6,896	6,895,609	7.2%
TOTAL INVESTMENTS — (100.0%) (Cost $102,395,474)		$102,538,232	106.9%

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
ASSETS:
Investments at Value (including $8,510 and $6,603 of securities on loan, respectively)	$94,767	$95,585
Temporary Cash Investments at Value	705	58
Collateral Received from Securities on Loan at Value	8,769	6,896
Foreign Currencies at Value	—	72
Cash	1	15
Receivables:
Investment Securities Sold	12	5
Dividends and Interest	150	210
Securities Lending Income	4	7
Deferred Offering Costs	6	6
Total Assets	104,414	102,854
LIABILITIES:
Payables:
Upon Return of Securities Loaned	8,769	6,896
Investment Securities Purchased	—	1
Fund Shares Redeemed	—	1
Due to Advisor	22	33
Accrued Expenses and Other Liabilities	11	20
Total Liabilities	8,802	6,951
NET ASSETS	$95,612	$95,903
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,534,307	9,201,836
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.03	$10.42
Investments at Cost	$96,069	$95,442
Temporary Cash Investments at Cost	$705	$58
Collateral Received from Securities on Loan at Cost	$8,769	$6,896
Foreign Currencies at Cost	$—	$72
NET ASSETS CONSIST OF:
Paid-In Capital	$96,981	$95,427
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	300	336
Accumulated Net Realized Gain (Loss)	(367)	(3)
Net Unrealized Appreciaition (Depreciation)	(1,302)	143
NET ASSETS	$95,612	$95,903
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE PERIOD AUGUST 3, 2007(a) TO NOVEMBER 30, 2007

  (Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $21, respectively)	$447	$531
Interest	39	47
Income from Securities Lending	6	14
Total Investment Income	492	592
Expenses
Investment Advisory Services Fees	69	93
Accounting & Transfer Agent Fees	9	10
Custodian Fees	9	23
Filing Fees	3	3
Directors'/Trustees' Fees & Expenses	1	1
Legal Fees	1	—
Audit Fees	1	1
Organizational and Offering Costs	4	4
Other	21	37
Total Expenses	118	172
Net Investment Income (Loss)	374	420
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(367)	(3)
Foreign Currency Transactions	—	(24)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,302)	143
Net Realized and Unrealized Gain (Loss)	(1,669)	116
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,295)	$536

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
	For the Period Aug. 3, 2007(a) to Nov. 30, 2007	For the Period Aug. 3, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$374	$420
Net Realized Gain (Loss) on:
Investment Securities Sold	(367)	(3)
Foreign Currency Transactions	—	(24)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(1,302)	143
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,295)	536
Distributions From:
Net Investment Income	(84)	(69)
Total Distributions	(84)	(69)
Capital Share Transactions (1):
Shares Issued	97,205	95,613
Shares Issued in Lieu of Cash Distributions	81	66
Shares Redeemed	(295)	(243)
Net Increase (Decrease) from Capital Share Transactions	96,991	95,436
Total Increase (Decrease) in Net Assets	95,612	95,903
Net Assets
Beginning of Period	—	—
End of Period	$95,612	$95,903
(1) Shares Issued and Redeemed:
Shares Issued	9,555	9,219
Shares Issued in Lieu of Cash Distributions	8	7
Shares Redeemed	(29)	(24)
	9,534	9,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$300	$336

See accompanying Notes to Financial Statements.
15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

	CSTG&E U.S. Social Core Equity 2 Portfolio		CSTG&E International Social Core Equity Portfolio
	For the Period Aug. 3, 2007(a) to Nov. 30, 2007		For the Period Aug. 3, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)		0.37
Total from Investment Operations	0.04		0.43
Less Distributions
Net Investment Income	(0.01)		(0.01)
Total Distributions	(0.01)		(0.01)
Net Asset Value, End of Period	$10.03		$10.42
Total Return	0.42	%(C)	4.33	%(C)
Net Assets, End of Period (thousands)	$95,612		$95,903
Ratio of Expenses to Average Net Assets	0.46	%(B)(D)	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.46	%(B)(D)	1.90	%(B)(D)
Portfolio Turnover Rate	1	%(C)	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers forty-nine operational portfolios, two of which, the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining forty-seven portfolios are presented in separate reports.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of

17

such prices will have a material impact on the net asset value of the CSTG&E International Social Core Equity Portfolio. When the CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

18

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the year ended November 30, 2007, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio	$1
CSTG&E International Social Core Equity Portfolio	1

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
CSTG&E U.S. Social Core Equity 2 Portfolio	$97,125	$675
CSTG&E International Social Core Equity Portfolio	95,700	536

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$(10)	$10	—
CSTG&E International Social Core Equity Portfolio	(9)	(15)	$24

19

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
CSTG&E U.S. Social Core Equity 2 Portfolio 2007	$84	—	$84
CSTG&E International Social Core Equity Portfolio 2007	69	—	69

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$297	$(367)	$(70)
CSTG&E International Social Core Equity Portfolio	337	(3)	334

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

Expires on November 30, 2015
CSTG&E U.S. Social Core Equity 2 Portfolio	$367
CSTG&E International Social Core Equity Portfolio	3

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CSTG&E U.S. Social Core Equity 2 Portfolio	$105,543	$4,158	$(5,460)	$(1,302)

CSTG&E International Social Core Equity Portfolio	102,396	5,008	(4,865)	143

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon

20

the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E U.S. Social Core Equity 2 Portfolio	6.08%	$16	13	—	$37

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E International Social Core Equity Portfolio	5.82%	$6	1	—	$6

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned

21

securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

L.  Other:

At November 30, 2007, two shareholders held 98% of the outstanding shares of both the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

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  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2007 and the results of each of their operations, the changes in their net assets and their financial highlights for the period August 3, 2007 (commencement of operations) through November 30, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2007 by correspondence with the custodians, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

23

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

25

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

26

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

27

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

28

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

29

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

30

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

32

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
CSTG&E U.S. Social Core Equity 2 Portfolio	100.00%	—	—	100.00%	3.00%	1.59%	—	7.96%	—
CSTG&E International Social Core Equity Portfolio	100.00%	—	—	100.00%	—	100.00%	—	7.93%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

33

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on March 23, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the approval of the investment advisory agreements for each Portfolio. For the CSTG&E International Social Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for a Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by each Portfolio; (iv) the profitability realized by the Advisor from its relationship with each Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to each Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to each Portfolio, and the resources of the Advisor dedicated to each Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to each Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for each Portfolio. The Board noted that the services that were proposed to be provided to each Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to each Portfolio appeared to be consistent with each Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for each Portfolio, and compared the fees to be charged to each Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in each Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of each Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for each Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in each Portfolio's peer group. The Board also concluded that, given that each Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to each Portfolio at the present time.

The Board also noted that, as each Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolios or the Advisor in managing the Portfolios for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolios because the Portfolios had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for each Portfolio was in the best interests of each Portfolio and its shareholders.

34

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DFA113007-019A

ITEM 2.                                                     CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”).  The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.”  Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.  Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.  In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant.  Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)                                  Audit Fees

Fiscal Year Ended November 30, 2007: $643,000
Fiscal Year Ended November 30, 2006: $523,481

(b)                                 Audit-Related Fees

Fees for Registrant	Fiscal Year Ended November 30, 2007: $59,541
Fiscal Year Ended November 30, 2006: $51,940

For fiscal years ended November 30, 2007 and November 30, 2006 Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended November 30, 2007: $145,000
Fiscal Year Ended November 30, 2006: $150,000

For the fiscal years ended November 30, 2007 and November 30, 2006, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)                                  Tax Fees

Fees for Registrant	Fiscal Year Ended November 30, 2007: $134,199
Fiscal Year Ended November 30, 2006: $115,471

Tax Fees included, for the fiscal years ended November 30, 2007 and November 30, 2006, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)                                 All Other Fees

Fees for Registrant	Fiscal Year Ended November 30, 2007: $0
Fiscal Year Ended November 30, 2006: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)                    Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”).  The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.                                   General

1.                                       The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.                                      The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.                                    Pre-Approval of Audit Services to the Funds

1.                                      The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.                                      The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.                                      Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.                                    Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.                                      The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.                                      Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.                                      The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.                                      The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.                                      A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.                                   Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.                                      The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.                                      Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects.  The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.                                      The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee.  The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved.  The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.                                      The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)                                  pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)                                 refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.                                      The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting.  If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.                                     Amendment; Annual Review

1.                                      The Committee may amend these procedures from time to time.

2.                                      These procedures shall be reviewed annually by the Committee.

F.                                     Recordkeeping

1.                                      The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.                                      In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.                                      A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)                   The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended November 30, 2007 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)                                Aggregate Non-Audit Fees

Fiscal Year Ended November 30, 2007:  $557,072

Fiscal Year Ended November 30, 2006:  $537,393

(h)                                The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant or the master fund/underlying funds in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Targeted Value Portfolio	Series of Registrant
U.S. Core Equity 1 Portfolio	Series of Registrant
U.S. Core Equity 2 Portfolio	Series of Registrant
U.S. Vector Equity Portfolio	Series of Registrant
T.A. U.S. Core Equity 2 Portfolio	Series of Registrant
DFA Real Estate Securities Portfolio	Series of Registrant
Large Cap International Portfolio	Series of Registrant
International Core Equity Portfolio	Series of Registrant
DFA International Real Estate Securities Portfolio	Series of Registrant
DFA International Small Cap Value Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant
The U.S. Large Company Series	Master fund for U.S. Large Company Portfolio
The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio
The U.S. Small Cap Value Series	Master fund for U.S. Small Cap Value Portfolio
The U.S. Small Cap Series	Master fund for U.S. Small Cap Portfolio
The U.S. Micro Cap Series	Master fund for U.S. Micro Cap Portfolio
The DFA International Value Series	Master fund for LWAS/DFA International High Book to Market Portfolio
The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio and an underlying fund for International Small Company Portfolio
The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio and an underlying fund for International Small Company Portfolio
The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio and an underlying fund for International Small Company Portfolio
The Continental Small Company Series	Master fund for Continental Small Company Portfolio and an underlying fund for International Small Company Portfolio
The Canadian Small Company Series	An underlying fund for International Small Company Portfolio
The Emerging Markets Series	Master fund for Emerging Markets Portfolio
The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio
Dimensional Emerging Markets Value Fund Inc.	Master fund for Emerging Markets Value Portfolio
Emerging Markets Social Core Equity Portfolio	Series of Registrant

U.S. Social Core Equity 2 Portfolio	Series of Registrant
Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant
Tax-Managed U.S. Small Cap Portfolio	Series of Registrant
Tax-Managed DFA International Value Portfolio	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio
The Tax-Managed U.S. Equity Series	Master fund for Tax-Managed U.S. Equity Portfolio
CSTG&E U.S. Social Core Equity 2 Portfolio	Series of Registrant
CSTG&E International Social Core Equity Portfolio	Series of Registrant

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Corporation
NVDR	Non-Voting Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
•	Security is being fair valued as of November 30, 2007.
(r)	The adjustable rate shown is effective as of November 30, 2007.
–	Amounts designated as - are either zero or rounded to zero

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (90.2%)
Consumer Discretionary — (10.8%)
*	4Kids Entertainment, Inc.	6,167	$77,087
*	99 Cents Only Stores	20,500	165,230
*	A.C. Moore Arts & Crafts, Inc.	10,400	165,048
	Aaron Rents, Inc.	38,901	782,299
* #	AbitibiBowater Canada, Inc.	13,520	303,659
	Acme Communications, Inc.	656	2,047
*	Aftermarket Technology Corp.	19,949	556,976
	Aldila, Inc.	4,054	69,607
*	Alloy, Inc.	6,725	45,394
	American Axle & Manufacturing Holdings, Inc.	48,200	1,114,384
	American Greetings Corp. Class A	38,000	883,880
*	America’s Car-Mart, Inc.	10,728	116,399
#	Arctic Cat, Inc.	7,929	84,602
	ArvinMeritor, Inc.	50,200	507,522
	Asbury Automotive Group, Inc.	18,700	313,038
*	Audiovox Corp. Class A	9,742	124,405
*	AutoNation, Inc.	137,967	2,276,455
* #	Avatar Holdings, Inc.	3,836	167,096
*	Bakers Footwear Group, Inc.	800	2,200
*	Ballantyne of Omaha, Inc.	10,800	62,748
	Bassett Furniture Industries, Inc.	4,000	35,600
	Beasley Broadcast Group, Inc.	4,100	28,700
#	Beazer Homes USA, Inc.	1,300	11,037
	Belo Corp. Class A	74,750	1,237,860
* #	Big Lots, Inc.	2,000	37,340
#	Blockbuster, Inc. Class A	39,249	140,119
*	Blockbuster, Inc. Class B	44,154	132,904
*	Bluegreen Corp.	14,600	104,828
	Blyth, Inc.	26,000	511,420
	Bob Evans Farms, Inc.	27,600	851,184
#	Bon-Ton Stores, Inc.	4,971	58,061
	Books-A-Million, Inc.	14,759	178,436
#	Borders Group, Inc.	10,100	126,351
	Brunswick Corp.	31,259	637,371
*	Buca, Inc.	5,398	6,154
* #	Cabela’s, Inc.	59,200	979,168
*	California Coastal Communities, Inc.	4,614	27,223
	Callaway Golf Co.	49,200	839,352
	Carmike Cinemas, Inc.	6,000	70,800
*	Carriage Services, Inc.	13,200	140,844
*	Cavalier Homes, Inc.	7,800	15,912
*	Cavco Industries, Inc.	3,465	130,769
*	Champion Enterprises, Inc.	69,400	625,988
*	Charming Shoppes, Inc.	54,033	298,802

1

* #	Charter Communications, Inc.	50,200	66,264
	Churchill Downs, Inc.	12,300	645,504
#	Citadel Broadcasting Co.	61,700	141,910
	Coachmen Industries, Inc.	7,347	38,719
	Collectors Universe, Inc.	7,668	107,352
*	Concord Camera Corp.	1,528	4,355
* #	Conn’s, Inc.	19,704	356,642
	Cooper Tire & Rubber Co.	46,800	719,784
*	Cox Radio, Inc.	33,300	392,274
	CSS Industries, Inc.	7,200	284,976
*	Culp, Inc.	8,551	71,144
*	Cumulus Media, Inc. Class A	28,900	243,049
*	Cybex International, Inc.	11,400	53,010
*	Design Within Reach, Inc.	3,061	12,122
*	DG Fastchannel, Inc.	14,337	280,432
*	Diedrich Coffee, Inc.	1,225	4,471
#	Dillards, Inc. Class A	45,014	917,835
*	Dixie Group, Inc.	2,500	22,500
	Dover Motorsports, Inc.	14,100	95,880
*	Emerson Radio Corp.	1,000	1,400
#	Emmis Communications Corp. Class A	16,842	72,589
	Entercom Communications Corp.	19,177	312,393
*	Entravision Communications Corp.	50,794	379,939
*	Fairchild Corp. Class A	8,736	21,141
*	Federal-Mogul Corp.	98,700	72,544
	Finish Line, Inc. Class A	16,980	63,675
*	Finlay Enterprises, Inc.	3,300	9,801
	Foot Locker, Inc.	80,132	1,045,723
*	Franklin Covey Co.	13,244	92,576
*	Franklin Electronic Publishers, Inc.	1,115	3,691
	Fred’s, Inc.	13,300	138,586
	FTD Group, Inc.	26,392	353,653
*	Full House Resorts, Inc.	10,700	29,746
#	Furniture Brands International, Inc.	43,600	441,668
* #	Gander Mountain Co.	10,036	48,675
*	Gaylord Entertainment Co.	36,950	1,554,117
*	Genesco, Inc.	5,000	155,000
*	Gottschalks, Inc.	6,300	24,066
	Gray Television, Inc.	20,000	170,200
*	Great Wolf Resorts, Inc.	27,600	298,632
#	Group 1 Automotive, Inc.	21,600	580,608
*	Hampshire Group, Ltd.	1,200	15,060
#	Handleman Co.	10,100	22,321
*	Hartmarx Corp.	7,200	28,800
#	Haverty Furniture Co., Inc.	3,800	32,300
*	Hayes Lemmerz International, Inc.	54,525	225,188
	Hearst-Argyle Television, Inc.	30,900	605,022
*	Hollywood Media Corp.	11,300	30,058
* #	Home Solutions of America, Inc.	10,420	11,045
*	Hot Topic, Inc.	8,122	51,250
*	Image Entertainment, Inc.	5,600	21,952
*	Infosonics Corp.	700	1,428
*	Interstate Hotels & Resorts, Inc.	23,600	110,212
*	Isle of Capri Casinos, Inc.	27,443	479,704
	J. Alexander’s Corp.	2,400	26,400

2

*	Jakks Pacific, Inc.	20,099	507,299
*	Jarden Corp.	32,561	858,308
*	Jo-Ann Stores, Inc.	12,900	212,334
	Johnson Outdoors, Inc.	194	4,470
	Jones Apparel Group, Inc.	42,983	801,203
	Journal Communications, Inc. Class A	14,000	127,400
#	Journal Register Co.	18,215	40,073
	KB Home	14,300	298,727
	Kellwood Co.	12,900	193,371
	Kenneth Cole Productions, Inc. Class A	6,300	118,818
	Kimball International, Inc. Class B	12,939	172,606
*	Kirkland’s, Inc.	8,336	6,252
*	Lakeland Industries, Inc.	2,722	29,398
*	Lakes Entertainment, Inc.	8,496	56,413
#	Landry’s Restaurants, Inc.	10,400	245,648
*	Lazare Kaplan International, Inc.	1,600	15,040
#	La-Z-Boy, Inc.	25,341	138,362
	Lee Enterprises, Inc.	14,950	209,300
	Leggett & Platt, Inc.	119,717	2,463,776
*	Lenox Group, Inc.	7,200	20,232
	Levitt Corp. Class A	3,200	5,536
	Libbey, Inc.	13,100	203,181
#	Lifetime Brands, Inc.	9,289	119,085
*	Lin TV Corp.	15,000	168,300
	Lithia Motors, Inc. Class A	7,362	114,847
*	Live Nation, Inc.	51,500	691,130
*	Lodgian, Inc.	10,400	119,184
*	Luby’s, Inc.	22,201	242,657
	M/I Homes, Inc.	3,300	33,099
* #	MarineMax, Inc.	10,100	165,135
*	McCormick & Schmick’s Seafood Restaurants, Inc.	389	5,703
	MDC Holdings, Inc.	41,300	1,461,607
	Media General, Inc. Class A	19,900	492,923
	Modine Manufacturing Co.	29,624	600,775
	Monaco Coach Corp.	13,745	124,117
	Monro Muffler Brake, Inc.	19,391	408,568
*	Morton’s Restaurant Group, Inc.	9,800	112,504
*	Mothers Work, Inc.	1,400	23,828
	Movado Group, Inc.	17,488	484,418
*	MTR Gaming Group, Inc.	7,100	49,132
*	Multimedia Games, Inc.	14,400	114,336
	National Presto Industries, Inc.	2,700	146,232
#	Nautilus Group, Inc.	14,900	85,675
* #	Navarre Corp.	7,100	14,981
	OfficeMax, Inc.	26,100	650,673
#	Orleans Homebuilders, Inc.	4,100	20,664
	O’Charleys, Inc.	11,200	166,992
*	Outdoor Channel Holdings, Inc.	17,100	119,358
#	Oxford Industries, Inc.	9,200	227,884
* #	Palm Harbor Homes, Inc.	19,610	221,201
*	PC Mall, Inc.	5,200	56,524
	Penske Automotive Group, Inc.	65,900	1,318,000
*	Perry Ellis International, Inc.	7,600	122,512
*	Phoenix Footwear Group, Inc.	562	832
#	Pier 1 Imports, Inc.	69,853	287,794

3

*	Pinnacle Entertainment, Inc.	44,870	1,231,681
*	Playboy Enterprises, Inc. Class B	25,500	239,955
*	Proliance International, Inc.	5,723	15,853
*	Quiksilver, Inc.	111,400	1,180,840
*	R.H. Donnelley Corp.	36,600	1,625,772
*	Radio One, Inc. Class D	45,409	92,634
*	RC2 Corp.	10,900	316,972
	RCN Corp.	32,035	465,148
*	Red Lion Hotels Corp.	16,300	156,480
	Regis Corp.	22,883	672,531
*	Rocky Brands, Inc.	2,567	17,969
*	Rubio’s Restaurants, Inc.	6,840	66,827
	Ruby Tuesday, Inc.	12,000	157,320
	Russ Berrie & Co., Inc.	5,100	84,660
#	Ryland Group, Inc.	20,600	473,800
*	Saga Communications, Inc. Class A	10,100	68,983
	Saks, Inc.	68,500	1,411,100
	Salem Communications Corp.	6,363	50,904
*	Scholastic Corp.	21,300	750,612
	Service Corp. International	143,900	1,910,992
* #	Sharper Image Corp.	6,649	22,141
	Shiloh Industries, Inc.	8,260	81,361
*	Shoe Carnival, Inc.	5,402	62,879
*	Silverleaf Resorts, Inc.	4,600	24,104
	Sinclair Broadcast Group, Inc. Class A	47,500	491,625
* #	Six Flags, Inc.	42,668	99,843
	Skyline Corp.	6,500	220,350
	Sonic Automotive, Inc.	21,400	494,554
*	Source Interlink Companies, Inc.	20,700	41,607
*	Spanish Broadcasting System, Inc.	14,010	26,899
	Speedway Motorsports, Inc.	36,460	1,230,525
*	Sport Chalet, Inc. Class A	3,604	26,994
	Sport Supply Group, Inc.	5,595	57,069
	Stage Stores, Inc.	35,207	595,702
	Standard Motor Products, Inc.	8,775	65,023
#	Standard Pacific Corp.	7,400	25,604
	Stein Mart, Inc.	8,200	44,444
	Steinway Musical Instruments, Inc.	7,300	206,225
	Stewart Enterprises, Inc.	49,400	405,080
*	Stoneridge, Inc.	9,800	81,536
	Sturm Ruger & Co., Inc.	11,800	109,150
	Superior Industries International, Inc.	10,600	196,312
	Superior Uniform Group, Inc.	3,800	42,940
	Syms Corp.	5,305	85,941
#	Systemax, Inc.	32,450	640,887
	Tandy Brand Accessories, Inc.	2,978	28,261
* #	Tarragon Corp.	13,400	22,780
	The Marcus Corp.	19,300	347,786
	The Pep Boys - Manny, Moe & Jack	27,100	296,203
*	The Steak n Shake Co.	21,900	253,383
*	Toll Brothers, Inc.	21,900	452,673
	Traffix, Inc.	4,900	29,939
*	Trans World Entertainment Corp.	15,200	82,992
*	Triple Crown Media, Inc.	2,000	9,080
* #	Trump Entertainment Resorts, Inc.	7,900	40,843

4

*	TRW Automotive Holdings Corp.	69,790	1,566,785
*	Unifi, Inc.	51,450	154,350
	Unifirst Corp.	9,900	369,963
*	Universal Electronics, Inc.	4,400	162,580
*	Vail Resorts, Inc.	1,100	61,061
* #	ValueVision Media, Inc. Class A	17,700	116,466
*	Voyager Learning Co.	2,600	13,910
*	Warnaco Group, Inc.	40,952	1,511,129
* #	WCI Communities, Inc.	13,400	45,024
*	Wells-Gardner Electronics Corp.	2,565	4,386
*	West Marine, Inc.	5,653	49,916
	Wyndham Worldwide Corp.	5,585	162,914
* #	Zale Corp.	41,700	746,013
Total Consumer Discretionary			65,632,367

Consumer Staples — (5.1%)
#	American Italian Pasta Co.	3,600	26,100
	Andersons, Inc.	15,157	642,960
* #	BJ’s Wholesale Club, Inc.	20,000	749,000
#	Cal-Maine Foods, Inc.	10,000	246,300
* #	Caribou Coffee Co.	6,023	27,585
	Casey’s General Stores, Inc.	45,594	1,322,226
*	Central European Distribution Corp.	8,900	445,000
*	Central Garden & Pet Co.	12,900	69,273
*	Central Garden & Pet Co. Class A	25,800	135,450
	Chiquita Brands International, Inc.	31,852	611,240
*	Constellation Brands, Inc. Class A	108,500	2,555,175
	Corn Products International, Inc.	36,880	1,450,490
#	Dean Foods Co.	62,400	1,556,256
	Del Monte Foods Co.	140,600	1,237,280
*	Elizabeth Arden, Inc.	25,978	624,251
	Farmer Brothers Co.	11,608	266,868
#	Great Atlantic & Pacific Tea, Inc.	32,700	982,635
*	Hain Celestial Group, Inc.	35,700	1,180,956
	Imperial Sugar Co.	10,240	233,677
	Ingles Market, Inc. Class A	4,300	102,297
	J.M. Smucker Co.	37,110	1,823,214
	Lance, Inc.	26,256	544,549
	Longs Drug Stores Corp.	25,700	1,360,044
*	Maui Land & Pineapple Co., Inc.	6,400	180,160
	MGP Ingredients, Inc.	2,300	18,906
*	Monterey Pasta Co.	1,400	4,746
#	Nash Finch Co.	9,300	331,917
*	Natrol, Inc.	2,054	8,935
*	Natural Alternatives International, Inc.	3,700	29,711
* #	Natural Health Trends Corp.	3,000	4,770
*	Omega Protein Corp.	800	5,760
*	Parlux Fragrances, Inc.	16,424	66,024
	PepsiAmericas, Inc.	38,400	1,299,840
*	Performance Food Group Co.	33,800	935,922
	Pilgrim’s Pride Corp.	49,900	1,301,392
*	Prestige Brands Holdings, Inc.	34,697	288,679
	PriceSmart, Inc.	4,712	140,559
*	Pyramid Breweries, Inc.	2,216	5,341
*	Redhook Ale Brewery, Inc.	4,930	31,453

5

	Ruddick Corp.	41,238	1,475,908
	Sanderson Farms, Inc.	17,147	532,586
*	Sanfilippo (John B.) & Son, Inc.	3,720	31,546
	Seaboard Corp.	540	814,860
*	Smithfield Foods, Inc.	93,183	2,800,149
* #	Spectrum Brands, Inc.	34,900	180,433
	Tasty Baking Co.	2,800	27,384
* #	TreeHouse Foods, Inc.	16,200	381,834
	Universal Corp.	19,000	1,019,920
	Weis Markets, Inc.	20,800	851,136
* #	Winn-Dixie Stores, Inc.	19,190	362,883
Total Consumer Staples			31,325,580

Energy — (8.1%)
*	Allis-Chalmers Energy, Inc.	26,120	395,718
*	Basic Energy Services, Inc.	28,337	552,571
*	Bois d’Arc Energy, Inc.	56,500	1,107,400
*	Brigham Exploration Co.	34,783	240,351
*	Bristow Group, Inc.	21,400	1,177,000
*	Bronco Drilling Co., Inc.	18,100	259,916
*	Callon Petroleum Co.	9,800	146,510
	Cimarex Energy Co.	57,700	2,228,951
*	Clayton Williams Energy, Inc.	9,632	277,016
*	Complete Production Services, Inc.	50,618	896,951
*	Comstock Resources, Inc.	37,728	1,263,888
*	Dawson Geophysical Co.	2,600	174,252
*	Edge Petroleum Corp.	17,142	101,138
*	Encore Acquisition Co.	47,850	1,557,517
*	EXCO Resources, Inc.	59,100	826,218
*	Exterran Holdings, Inc.	26,088	2,088,084
*	Forest Oil Corp.	65,997	3,107,139
*	Grey Wolf, Inc.	129,406	657,382
	Gulf Island Fabrication, Inc.	12,029	382,642
*	Gulfmark Offshore, Inc.	20,600	915,464
*	Harvest Natural Resources, Inc.	34,000	443,020
#	Helmerich & Payne, Inc.	54,300	1,876,065
*	Hkn, Inc.	7,502	64,517
*	Hornbeck Offshore Services, Inc.	22,000	905,740
*	Infinity, Inc.	8,200	4,100
*	Mariner Energy, Inc.	52,514	1,138,504
*	Meridian Resource Corp.	62,000	107,880
*	Mitcham Industries, Inc.	5,500	100,100
*	Natural Gas Services Group	9,400	169,576
*	Newpark Resources, Inc.	63,000	338,940
*	Oil States International, Inc.	28,100	891,051
	Overseas Shipholding Group, Inc.	27,700	1,983,320
*	Parker Drilling Co.	73,532	525,754
	Patterson-UTI Energy, Inc.	71,900	1,355,315
	Penn Virginia Corp.	34,100	1,419,242
*	Petrohawk Energy Corp.	117,700	1,918,510
*	Petroleum Development Corp.	7,785	394,466
*	PHI, Inc.	11,061	352,735
*	Pioneer Drilling Co.	42,200	502,602
	Pioneer Natural Resources Co.	42,000	1,871,940
*	Plains Exploration & Production Co.	32,761	1,651,482

6

*	Pride International, Inc.	12,400	408,828
*	Quest Resource Corp.	20,040	161,522
#	Rowan Companies, Inc.	43,811	1,550,909
*	SEACOR Holdings, Inc.	16,350	1,480,819
*	Stone Energy Corp.	24,400	1,102,880
*	Swift Energy Corp.	27,000	1,093,770
*	Teton Energy Corp.	13,479	56,207
	Tidewater, Inc.	41,800	2,043,602
*	Trico Marine Services, Inc.	10,400	367,848
*	Union Drilling, Inc.	19,763	250,990
*	Unit Corp.	32,200	1,439,984
#	USEC, Inc.	45,100	370,271
*	W-H Energy Services, Inc.	26,000	1,313,000
*	Whiting Petroleum Corp.	24,000	1,265,280
Total Energy			49,276,877

Financials — (21.5%)
	1st Source Corp.	20,560	414,078
	21st Century Holding Co.	7,200	93,024
	Advanta Corp. Class A	7,582	70,664
	Advanta Corp. Class B	15,035	150,500
	Affirmative Insurance Holdings, Inc.	3,000	33,210
	Alabama National Bancorporation	7,804	603,171
	Alfa Corp.	40,018	864,789
*	Allegheny Corp.	5,938	2,428,642
*	AmComp, Inc.	11,234	111,104
	Amcore Financial, Inc.	19,500	458,250
	American Bancorp of New Jersey, Inc.	8,100	86,670
	American Equity Investment Life Holding Co.	28,700	258,587
	American Financial Group, Inc.	82,196	2,401,767
	American National Insurance Co.	10,400	1,243,320
	American West Bancorporation	15,474	280,853
* #	AmeriCredit Corp.	56,600	649,202
	Ameris Bancorp	4,281	72,049
*	Amerisafe, Inc.	16,878	257,558
*	AmeriServe Financial, Inc.	1,368	3,995
	Anchor Bancorp Wisconsin, Inc.	19,260	489,589
*	Argo Group International Holdings, Ltd.	12,399	489,884
	Asset Acceptance Capital Corp.	21,234	239,944
*	B of I Holding, Inc.	2,590	18,518
	Baldwin & Lyons, Inc. Class B	4,725	127,291
	BancFirst Corp.	13,700	640,612
	BancorpSouth, Inc.	39,100	956,386
*	Bank of Florida Corp.	7,121	91,149
	Bank of Granite Corp.	9,298	107,392
	BankAtlantic Bancorp, Inc. Class A	14,482	55,756
	BankFinancial Corp.	20,508	324,231
#	BankUnited Financial Corp. Class A	17,900	142,842
	Banner Corp.	14,127	423,245
	Benjamin Franklin Bancorp, Inc.	300	3,954
	Berkshire Hills Bancorp, Inc.	9,699	235,395
	Beverly Hills Bancorp, Inc.	10,560	57,235
#	Boston Private Financial Holdings, Inc.	25,900	713,286
	Brookline Bancorp, Inc.	41,349	423,827
	Cadence Financial Corp.	10,154	166,018

7

	Capital Corp. of the West	500	9,395
	Capital Southwest Corp.	2,823	339,438
#	Capitol Bancorp, Ltd.	2,900	58,116
	Cardinal Financial Corp.	13,916	133,315
#	Cathay General Bancorp	45,024	1,304,796
*	Centennial Bank Holdings, Inc.	19,076	96,334
	Center Bancorp, Inc.	6,899	82,512
	Central Pacific Financial Corp.	18,300	369,843
	Chemical Financial Corp.	11,704	293,770
	Chittenden Corp.	21,300	746,139
	Citizens Community Bancorp, Inc.	2,200	20,218
	Citizens First Bancorp, Inc.	7,000	103,040
	Citizens Republic Bancorp, Inc.	67,426	958,798
* #	Citizens, Inc.	24,900	163,344
	City Holding Co.	15,100	543,298
*	CNA Surety Corp.	27,100	559,073
	CoBiz Financial, Inc.	16,202	264,741
	Columbia Banking System, Inc.	15,200	468,312
	Commerce Group, Inc.	41,500	1,491,925
	Community Bank System, Inc.	14,400	290,448
	Community Trust Bancorp, Inc.	13,700	387,025
* #	CompuCredit Corp.	20,713	268,440
*	Conseco, Inc.	103,400	1,327,656
*	Consumer Portfolio Services, Inc.	12,258	40,574
*	Core-Mark Holding Co., Inc.	9,400	252,202
#	Corus Bankshares, Inc.	15,443	146,554
*	Cowen Group, Inc.	7,500	80,475
*	Crescent Financial Corp.	4,856	49,483
	Delphi Financial Group, Inc. Class A	39,675	1,525,107
#	Delta Financial Corp.	12,200	22,448
	Dime Community Bancshares	30,827	418,322
	Donegal Group, Inc. Class A	16,400	276,996
*	Eastern Insurance Holdings, Inc.	5,534	89,817
*	Encore Capital Group, Inc.	20,700	212,589
#	F.N.B. Corp.	54,500	845,295
	FBL Financial Group, Inc. Class A	25,902	960,187
	Federal Agriculture Mortgage Corp. Class C	6,700	182,307
	Fidelity National Financial, Inc.	114,300	1,785,366
	Fidelity Southern Corp.	517	5,687
	Financial Federal Corp.	23,200	512,488
*	First Acceptance Corp.	16,200	65,448
	First American Corp.	49,900	1,705,582
	First Bancorp	11,419	218,217
#	First Charter Corp.	7,598	228,852
	First Citizens BancShares, Inc.	3,500	548,415
#	First Commonwealth Financial Corp.	51,000	593,640
	First Community Bancorp	26,500	1,192,235
#	First Financial Bancorp	34,869	400,296
	First Financial Corp.	11,150	316,437
	First Financial Holdings, Inc.	10,414	285,448
	First Indiana Corp.	3,000	95,550
	First Merchants Corp.	8,750	189,788
	First Midwest Bancorp, Inc.	44,400	1,451,880
	First Niagara Financial Group, Inc.	91,218	1,133,840
	First Place Financial Corp.	3,800	54,872

8

	First State Bancorporation	14,300	209,066
*	FirstCity Financial Corp.	4,463	36,240
*	FirstFed Financial Corp.	2,100	73,542
	FirstMerit Corp.	55,828	1,150,615
	Flagstar Bancorp, Inc.	38,300	241,290
	Flushing Financial Corp.	19,161	307,726
	FNB United Corp.	5,617	70,213
* #	Franklin Credit Management Corp.	500	525
#	Fulton Financial Corp.	107,670	1,346,952
	Gateway Financial Holdings, Inc.	10,920	145,127
	GB&T Bancshares, Inc.	200	2,124
	German American Bancorp, Inc.	5,803	76,309
*	Great Lakes Bancorp, Inc.	4,860	62,645
	Great Southern Bancorp, Inc.	12,105	269,094
	Greene Bancshares, Inc.	11,600	346,492
*	Hallmark Financial Services, Inc.	18,083	270,522
	Hanmi Financial Corp.	33,160	318,004
	Hanover Insurance Group, Inc.	38,900	1,754,390
	Harleysville Group, Inc.	27,400	959,000
#	Harleysville National Corp.	25,024	384,118
	HCC Insurance Holdings, Inc.	74,100	2,277,834
	Hercules Technology Growth Capital, Inc.	16,478	194,605
	Hilb Rogal Hamilton Co.	30,800	1,316,700
	Horace Mann Educators Corp.	28,800	563,328
	Horizon Financial Corp.	10,900	187,589
	Huntington Bancshares, Inc.	121,707	1,909,583
	IBERIABANK Corp.	11,583	560,617
	Independence Holding Co.	12,093	163,981
	Independent Bank Corp. (MA)	12,470	360,882
	Independent Bank Corp. (MI)	4,000	38,240
	Infinity Property & Casualty Corp.	12,200	476,898
	Integra Bank Corp.	15,637	251,287
	International Bancshares Corp.	48,811	1,075,794
	Intervest Bancshares Corp.	5,200	82,836
	Irwin Financial Corp.	14,300	116,259
	Janus Capital Group, Inc.	35,901	1,205,197
	KNBT Bancorp, Inc.	13,900	220,454
*	Knight Capital Group, Inc.	41,900	559,365
* #	LaBranche & Co., Inc.	28,200	149,742
	Lakeland Bancorp, Inc.	20,914	240,720
	Lakeland Financial Corp.	11,024	208,795
#	LandAmerica Financial Group, Inc.	8,400	221,088
	Legacy Bancorp, Inc.	6,306	80,275
	LNB Bancorp, Inc.	2,400	34,200
	MainSource Financial Group, Inc.	16,790	252,857
*	Marlin Business Services, Inc.	6,300	85,050
	MB Financial, Inc.	32,103	1,017,665
	MBT Financial Corp.	12,463	118,399
	MCG Capital Corp.	58,987	666,553
*	Meadowbrook Insurance Group, Inc.	29,100	267,429
	Medallion Financial Corp.	11,500	113,045
	Mercantile Bank Corp.	1,470	25,181
	Mercer Insurance Group, Inc.	3,800	67,298
	Mercury General Corp.	37,965	1,970,004
#	MGIC Investment Corp.	39,200	921,984

9

	Midland Co.	7,400	473,304
#	Midwest Banc Holdings, Inc.	21,992	277,099
	National Financial Partners Corp.	1,600	72,640
#	National Penn Bancshares, Inc.	41,758	656,018
*	Navigators Group, Inc.	15,200	892,240
	NBT Bancorp, Inc.	28,319	705,993
	New England Bancshares, Inc.	4,879	58,304
	New Hampshire Thrift Bancshares, Inc.	500	6,250
#	New York Community Bancorp, Inc.	16,829	313,188
	NewAlliance Bancshares, Inc.	95,700	1,234,530
*	NexCen Brands, Inc.	26,103	117,464
*	North Pointe Holdings Corp.	444	4,715
	Northeast Community Bancorp, Inc.	1,954	22,842
#	Northwest Bancorp, Inc.	31,698	879,303
	Oak Hill Financial, Inc.	2,265	68,131
	OceanFirst Financial Corp.	10,472	172,369
*	Ocwen Financial Corp.	24,421	136,758
	Odyssey Re Holdings Corp.	47,520	1,831,421
#	Old National Bancorp	56,300	899,674
	Old Republic International Corp.	155,099	2,328,036
	Old Second Bancorp, Inc.	10,950	290,066
	Omega Financial Corp.	8,689	268,925
	Pacific Capital Bancorp	42,300	869,265
*	Pacific Mercantile Bancorp	7,672	101,501
#	Park National Corp.	11,849	895,429
	Partners Trust Financial Group, Inc.	22,700	289,425
	Patriot Capital Funding, Inc.	9,638	103,319
	Peapack-Gladstone Financial Corp.	1,700	42,628
*	Penn Treaty American Corp.	20,843	137,564
	Peoples Bancorp, Inc.	8,184	197,971
*	Pico Holdings, Inc.	17,000	654,330
*	Pinnacle Financial Partners, Inc.	14,000	407,820
*	Piper Jaffray Companies, Inc.	6,200	287,184
*	PMA Capital Corp. Class A	14,834	129,649
	Presidential Life Corp.	13,605	234,550
*	ProAssurance Corp.	22,900	1,255,836
	ProCentury Corp.	7,600	106,932
	Prosperity Bancshares, Inc.	39,700	1,275,958
	Protective Life Corp.	52,559	2,174,891
	Provident Bankshares Corp.	22,328	523,592
	Provident Financial Holdings, Inc.	1,200	21,912
	Provident Financial Services, Inc.	55,600	826,216
	Provident New York Bancorp	35,000	427,000
	PSB Holdings, Inc.	599	5,244
	Rainier Pacific Financial Group, Inc.	1,900	28,139
	Reinsurance Group of America, Inc.	39,373	2,130,473
	Renasant Corp.	18,006	351,297
#	Resource America, Inc.	255	4,136
*	Rewards Network, Inc.	22,800	119,244
	Riverview Bancorp, Inc.	8,059	105,573
	RLI Corp.	17,436	1,039,709
	Rome Bancorp, Inc.	1,884	21,949
	S&T Bancorp, Inc.	17,941	574,650
	Safety Insurance Group, Inc.	12,518	457,032
	Sanders Morris Harris Group, Inc.	17,160	166,967

10

	Sandy Spring Bancorp, Inc.	14,782	434,000
*	SCPIE Holdings, Inc.	3,900	105,963
*	Seabright Insurance Holdings	18,074	280,328
	Selective Insurance Group, Inc.	38,800	915,292
	Simmons First National Corp. Class A	12,554	327,534
	South Financial Group, Inc.	62,200	1,114,624
	Southern Community Financial Corp.	810	5,508
*	Southern Connecticut Bancorp, Inc.	500	3,650
	Southside Bancshares, Inc.	10,921	209,137
	Southwest Bancorp, Inc.	12,904	231,627
	StanCorp Financial Group, Inc.	27,600	1,437,684
	State Auto Financial Corp.	37,105	1,034,487
	Sterling Bancorp	16,221	216,713
	Sterling Bancshares, Inc.	62,064	765,870
	Sterling Financial Corp.	24,066	431,503
	Sterling Financial Corp. (PA)	11,400	195,510
	Stewart Information Services Corp.	10,300	278,821
*	Sun American Bancorp	320	1,523
*	Sun Bancorp, Inc.	18,871	317,976
*	Superior Bancorp	10,374	62,140
	Susquehanna Bancshares, Inc.	48,073	956,179
*	Susser Holdings Corp.	4,500	106,110
	SWS Group, Inc.	12,260	166,246
	Taylor Capital Group, Inc.	6,500	143,910
#	Temecula Valley Bancorp, Inc.	1,800	20,160
	The Colonial BancGroup, Inc.	105,600	1,681,152
	The Phoenix Companies, Inc.	44,900	539,698
	TierOne Corp.	9,048	211,723
	Tompkins Financial Corp.	8,600	365,930
	Transatlantic Holdings, Inc.	27,359	2,034,142
* #	Trenwick Group, Ltd.	38,857	33
* #	Triad Guaranty, Inc.	5,198	44,755
	Trico Bancshares	14,263	302,518
#	Trustmark Corp.	48,721	1,240,437
#	UCBH Holdings, Inc.	93,412	1,502,065
	UMB Financial Corp.	37,406	1,407,214
	Umpqua Holdings Corp.	29,015	468,302
	Union Bankshares Corp.	11,089	229,653
	United Bankshares, Inc.	38,803	1,205,997
#	United Community Banks, Inc.	21,000	398,160
	United Community Financial Corp.	14,000	79,380
	United Financial Bancorp, Inc.	12,557	135,239
	United Fire & Casualty Co.	24,631	759,127
*	United PanAm Financial Corp.	5,500	30,800
	United Western Bancorp, Inc.	4,844	101,772
	Unitrin, Inc.	41,168	1,904,432
*	Universal American Financial Corp.	62,500	1,490,000
	Univest Corporation of Pennsylvania	9,996	212,915
	USB Holding Co., Inc.	7,700	162,316
#	Vineyard National Bancorp Co.	5,735	61,938
	Washington Federal, Inc.	49,464	1,160,920
	Washington Trust Bancorp, Inc.	11,505	285,899
	Webster Financial Corp.	49,000	1,650,810
	Wesbanco, Inc.	11,937	286,249
	Wesco Financial Corp.	2,775	1,198,800

11

* #	Western Alliance Bancorp	1,200	26,472
	Whitney Holding Corp.	57,553	1,576,952
	Willow Financial Bancorp, Inc.	10,414	97,892
	Wintrust Financial Corp.	21,100	745,252
	Zenith National Insurance Corp.	33,011	1,387,452
* #	ZipRealty, Inc.	14,400	71,712
Total Financials			130,877,346

Health Care — (7.1%)
*	Accelrys, Inc.	8,780	70,503
*	Achillion Pharmaceuticals, Inc.	2,500	12,425
*	Acusphere, Inc.	13,300	10,640
*	Adolor Corp.	26,367	102,831
*	Air Methods Corp.	5,600	294,840
*	Albany Molecular Research, Inc.	11,902	157,225
*	Allied Healthcare International, Inc.	25,400	62,484
*	Allion Healthcare, Inc.	14,559	85,316
	Alpharma, Inc. Class A	39,300	825,300
*	American Dental Partners, Inc.	11,500	229,195
*	AMICAS, Inc.	37,661	93,023
*	AMN Healthcare Services, Inc.	31,300	528,344
*	Amsurg Corp.	26,528	686,014
	Analogic Corp.	10,665	573,990
*	AngioDynamics, Inc.	21,600	419,256
*	Applera Corp. - Celera Group	65,429	989,286
* #	Arqule, Inc.	12,080	78,399
*	ATS Medical, Inc.	15,200	29,944
*	Avigen, Inc.	6,600	27,588
*	Bentley Pharmaceuticals, Inc.	20,100	253,059
*	BioScrip, Inc.	34,800	305,892
*	Bradley Pharmaceuticals, Inc.	7,272	143,186
*	Caliper Life Sciences, Inc.	38,035	208,051
	Cambrex Corp.	4,100	31,734
*	Cantel Medical Corp.	8,698	153,868
*	Capital Senior Living Corp.	19,200	157,632
*	Cardiac Science Corp.	20,258	170,775
*	Cerus Corp.	15,300	118,116
*	Chad Therapeutics, Inc.	2,600	1,040
	Chemed Corp.	500	27,075
*	Combinatorx, Inc.	28,100	149,773
*	Community Health Systems, Inc.	71,900	2,402,898
*	Conmed Corp.	25,775	641,282
	Cooper Companies, Inc.	34,900	1,501,747
*	Criticare Systems, Inc.	4,000	12,400
*	Cross Country Healthcare, Inc.	21,202	308,701
*	CryoCor, Inc.	1,000	3,880
*	Cytogen Corp.	6,480	3,953
	Datascope Corp.	13,799	504,905
*	Digirad Corp.	5,700	20,406
*	DUSA Pharmaceuticals, Inc.	4,400	9,416
*	Exactech, Inc.	8,100	159,489
*	E-Z-EM, Inc.	5,735	118,715
* #	Genitope Corp.	25,864	108,887
*	Gentiva Health Services, Inc.	17,400	314,244
*	Greatbatch, Inc.	16,800	345,744

12

*	Hanger Orthopedic Group, Inc.	10,367	108,439
*	Harvard Bioscience, Inc.	24,678	104,635
*	Healthspring, Inc.	51,549	974,276
*	HealthTronics, Inc.	20,322	86,165
*	Hi-Tech Pharmacal Co., Inc.	8,300	83,332
*	IntegraMed America, Inc.	5,549	69,085
	Invacare Corp.	27,750	721,500
*	Inverness Medical Innovations, Inc.	500	29,340
*	Invitrogen Corp.	19,223	1,864,823
*	Iridex Corp.	3,700	10,064
*	I-Trax, Inc.	600	2,172
*	Kindred Healthcare, Inc.	22,800	560,196
*	Langer, Inc.	742	1,855
*	Lannet Co., Inc.	10,034	36,122
*	Magellan Health Services, Inc.	26,700	1,213,515
* #	Martek Biosciences Corp.	28,547	738,225
*	Matria Healthcare, Inc.	19,216	436,588
*	Maxygen, Inc.	17,300	130,961
*	MedCath Corp.	17,363	441,367
*	Medical Staffing Network Holdings, Inc.	2,200	13,420
*	Memry Corp.	3,100	4,495
*	Merge Technologies, Inc.	22,300	29,213
*	Millennium Pharmaceuticals, Inc.	202,505	2,984,924
*	Molina Healthcare, Inc.	25,500	955,995
	National Healthcare Corp.	7,013	344,338
*	National Medical Health Card Systems, Inc.	2,600	24,414
*	Neogen Corp.	3,615	95,834
*	Neurocrine Biosciences, Inc.	34,200	445,284
*	Neurogen Corp.	9,284	30,637
* #	NovaMed, Inc.	4,700	21,949
*	Novavax, Inc.	36,900	134,316
*	Nutraceutical International Corp.	6,544	72,180
*	Odyssey Healthcare, Inc.	16,200	162,000
#	Omnicare, Inc.	80,000	2,038,400
*	Orchid Cellmark, Inc.	18,000	82,440
*	Osteotech, Inc.	15,785	129,753
	Owens & Minor, Inc.	9,300	365,211
*	Par Pharmaceutical Companies, Inc.	18,510	356,132
*	PDI, Inc.	3,794	36,802
	PerkinElmer, Inc.	62,800	1,713,184
	Perrigo Co.	29,255	903,980
*	Pharmacyclics, Inc.	15,600	31,980
*	Pharmanet Development Group, Inc.	14,575	575,713
* #	PharMerica Corp.	8,345	122,922
*	Prospect Medical Holdings, Inc.	6,100	25,864
*	Providence Service Corp.	10,457	292,587
*	ProxyMed, Inc.	1,870	3,273
*	Regeneration Technologies, Inc.	17,980	159,662
*	RehabCare Group, Inc.	15,700	362,670
*	Renovis, Inc.	15,300	51,561
*	Res-Care, Inc.	25,915	590,344
*	Rotech Healthcare, Inc.	3,920	1,886
* #	Salix Pharmaceuticals, Ltd.	42,710	485,186
*	SciClone Pharmaceuticals, Inc.	16,900	34,814
* #	Sciele Pharma, Inc.	26,752	597,105

13

*	Sequenom, Inc.	4,033	37,426
*	SRI/Surgical Express, Inc.	1,900	8,018
	Steris Corp.	56,438	1,578,006
*	Strategic Diagnostics, Inc.	6,850	36,579
* #	Sunrise Senior Living, Inc.	42,784	1,342,990
*	Symmetry Medical, Inc.	31,900	537,196
*	Synovis Life Technologies, Inc.	5,700	107,217
*	Theragenics Corp.	18,600	73,098
*	Urologix, Inc.	6,800	8,908
*	Varian, Inc.	800	56,040
*	Vical, Inc.	33,300	152,514
*	ViroPharma, Inc.	24,100	215,454
*	VistaCare, Inc.	8,100	63,504
	Vital Signs, Inc.	11,903	629,788
*	Watson Pharmaceuticals, Inc.	67,000	1,963,770
*	Wright Medical Group, Inc.	15,810	426,554
*	Zoll Medical Corp.	18,145	422,416
Total Health Care			43,006,077

Industrials — (14.4%)
	A.O. Smith Corp.	20,300	718,417
*	AAR Corp.	34,100	1,125,982
	ABM Industries, Inc.	43,231	881,912
*	Acco Brands Corp.	46,500	777,015
*	Accuride Corp.	16,900	128,271
*	AGCO Corp.	36,200	2,495,628
*	Airtran Holdings, Inc.	63,600	539,964
	Alamo Group, Inc.	6,855	126,818
*	Alaska Air Group, Inc.	36,400	922,012
	Albany International Corp. Class A	23,600	912,612
	Alexander & Baldwin, Inc.	32,056	1,647,037
*	Allied Defense Group, Inc.	7,100	41,535
*	Allied Waste Industries, Inc.	223,375	2,548,709
*	Amerco, Inc.	18,037	1,180,882
	Ameron International Corp.	8,188	866,127
	Ampco-Pittsburgh Corp.	9,200	324,024
	Angelica Corp.	4,500	77,985
	Applied Industrial Technologies, Inc.	20,925	632,144
	Applied Signal Technologies, Inc.	9,691	123,754
*	Argon ST, Inc.	20,022	364,801
	Arkansas Best Corp.	15,047	343,072
*	Arotech Corp.	10,075	25,994
*	Avis Budget Group, Inc.	57,700	867,231
*	Axsys Technologies, Inc.	6,492	274,612
*	AZZ, Inc.	10,900	291,902
*	Baker (Michael) Corp.	3,985	139,196
*	Baldwin Technology Co., Inc. Class A	8,405	41,185
	Barnes Group, Inc.	14,700	455,112
	Barrett Business Services, Inc.	5,800	95,004
	Belden, Inc.	20,100	925,605
	Bowne & Co., Inc.	19,530	352,712
	Brady Co. Class A	27,000	1,080,810
	Briggs & Stratton Corp.	20,900	476,520
*	BTU International, Inc.	5,946	88,595
* #	Builders FirstSource, Inc.	18,300	126,636

14

#	C&D Technologies, Inc.	21,642	114,486
	Cascade Corp.	10,900	657,597
*	Casella Waste Systems, Inc. Class A	10,200	152,694
*	CBIZ, Inc.	44,608	412,178
	CDI Corp.	18,288	487,741
	CIRCOR International, Inc.	11,450	496,816
*	Columbus McKinnon Corp.	16,990	528,729
	Comfort Systems USA, Inc.	36,850	432,988
*	Commercial Vehicle Group, Inc.	10,200	135,966
*	Competitive Technologies, Inc.	1,700	3,638
*	Consolidated Graphics, Inc.	9,500	491,435
*	Cornell Companies, Inc.	1,300	30,576
*	Covenant Transport Group Class A	4,900	34,937
*	CPI Aerostructures, Inc.	3,100	27,032
*	CRA International, Inc.	9,900	457,974
	Cubic Corp.	12,600	497,448
	Curtiss-Wright Corp.	22,900	1,235,226
*	Dollar Thrifty Automotive Group, Inc.	12,700	329,438
#	DRS Technologies, Inc.	30,800	1,823,668
*	Ducommun, Inc.	9,380	344,809
#	Eagle Bulk Shipping, Inc.	21,572	616,959
	EDO Corp.	10,200	569,364
	Electro Rent Corp.	22,009	301,083
*	EMCOR Group, Inc.	50,600	1,347,984
#	Encore Wire Corp.	16,200	277,020
* #	Energy Conversion Devices, Inc.	20,400	527,748
*	EnerSys	36,800	856,336
	Ennis, Inc.	23,100	424,116
*	EnPro Industries, Inc.	19,400	593,640
*	Esterline Technologies Corp.	26,300	1,373,386
*	Exponent, Inc.	7,700	214,445
	Federal Signal Corp.	43,107	495,731
*	Flanders Corp.	2,600	17,290
*	Frontier Airlines Holdings, Inc.	17,041	103,950
*	FTI Consulting, Inc.	19,200	1,094,400
	G & K Services, Inc. Class A	14,756	600,127
	GATX Corp.	44,900	1,662,647
*	Gehl Co.	5,100	82,671
*	Genesee & Wyoming, Inc.	34,600	906,520
*	GP Strategies Corp.	14,486	129,795
#	Greenbrier Companies, Inc.	11,200	248,416
*	Griffon Corp.	10,300	133,076
	Hardinge, Inc.	8,600	135,622
#	Heico Corp.	4,900	241,374
	Heico Corp. Class A	6,100	244,000
*	Henry Bros. Electronics, Inc.	2,000	10,000
*	Herley Industries, Inc.	6,985	98,698
*	Huttig Building Products, Inc.	12,659	48,357
	IKON Office Solutions, Inc.	110,000	1,389,300
* #	Insituform Technologies, Inc. Class A	6,000	77,940
*	Integrated Electrical Services, Inc.	12,444	233,574
*	Intersections, Inc.	13,058	129,144
* #	JetBlue Airways Corp.	85,845	600,915
*	Kadant, Inc.	9,900	291,654
	Kaman Corp. Class A	22,100	704,990

15

* #	Kansas City Southern	50,600	1,742,158
	Kelly Services, Inc. Class A	29,900	569,595
	Kennametal, Inc.	19,300	1,506,365
*	Key Technology, Inc.	1,000	34,750
	L.S. Starrett Co. Class A	2,000	37,680
*	Layne Christensen Co.	3,400	193,630
*	LECG Corp.	22,506	356,945
	LSI Industries, Inc.	19,400	400,804
*	M&F Worldwide Corp.	19,216	987,126
*	Mac-Gray Corp.	6,912	82,944
*	Magnetek, Inc.	27,200	119,408
*	Marten Transport, Ltd.	17,000	186,320
	McGrath Rentcorp.	22,814	606,624
* #	Medialink Worldwide, Inc.	4,100	16,646
*	Mesa Air Group, Inc.	15,600	58,968
	Met-Pro Corp.	11,581	134,803
*	MFRI, Inc.	4,000	57,840
*	Milacron, Inc.	1,916	5,518
*	Misonix, Inc.	2,600	12,350
*	Mobile Mini, Inc.	25,300	486,266
*	Moog, Inc. Class A	34,459	1,553,412
*	MTC Technologies, Inc.	14,300	233,805
	Mueller Industries, Inc.	31,500	952,245
	Mueller Water Products, Inc. Class B	26,300	263,263
	NACCO Industries, Inc. Class A	3,100	314,061
*	National Technical Systems, Inc.	5,300	36,040
*	Navigant Consulting, Inc.	25,600	332,288
*	NCI Building Systems, Inc.	14,200	487,486
*	NuCo2, Inc.	7,900	217,882
*	On Assignment, Inc.	31,200	199,368
*	P.A.M. Transportation Services, Inc.	9,198	138,062
*	Park-Ohio Holdings Corp.	10,221	240,602
	Pentair, Inc.	47,100	1,597,632
* #	PGT, Inc.	1,000	5,520
*	PHH Corp.	29,500	653,720
*	Powell Industries, Inc.	10,068	411,278
*	RCM Technologies, Inc.	6,815	39,118
	Regal-Beloit Corp.	28,900	1,360,612
*	Republic Airways Holdings, Inc.	20,900	419,672
	Robbins & Myers, Inc.	13,200	904,200
*	Rush Enterprises, Inc. Class A	11,460	180,610
*	Rush Enterprises, Inc. Class B	1,650	26,136
	Ryder System, Inc.	43,502	1,886,247
*	Saia, Inc.	5,410	70,546
	Schawk, Inc.	18,700	268,719
*	School Specialty, Inc.	18,600	663,834
*	Sequa Corp. Class A	2,800	489,860
*	Sequa Corp. Class B	1,300	226,343
*	Shaw Group, Inc.	29,100	1,845,522
#	Simpson Manufacturing Co., Inc.	43,600	1,160,196
	Skywest, Inc.	52,895	1,391,667
*	SL Industries, Inc.	3,600	79,200
*	Spherion Corp.	28,700	223,286
	Standard Register Co.	5,300	63,971
	Standex International Corp.	11,200	213,696

16

*	Superior Essex, Inc.	15,500	376,030
	Sypris Solutions, Inc.	16,301	113,292
*	SYS Technologies	5,800	12,180
	TAL International Group, Inc.	29,900	677,235
	Technology Research Corp.	2,000	7,280
	Tecumseh Products Co. Class A	6,200	147,374
*	Tecumseh Products Co. Class B	2,200	46,574
	Tennant Co.	6,469	283,536
	Timken Co.	54,100	1,725,249
	Titan International, Inc.	24,600	675,516
*	TRC Companies, Inc.	14,700	123,333
	Tredegar Industries, Inc.	20,400	294,984
#	Trinity Industries, Inc.	6,700	169,577
	Triumph Group, Inc.	14,167	1,151,210
*	TRM Corp.	5,405	3,892
	Twin Disc, Inc.	3,896	242,058
*	Ultralife Batteries, Inc.	5,100	64,056
*	United Rentals, Inc.	32,923	766,118
*	United Stationers, Inc.	23,302	1,180,479
	Universal Forest Products, Inc.	9,800	280,378
*	URS Corp.	27,400	1,575,226
	Viad Corp.	18,883	585,562
*	Volt Information Sciences, Inc.	10,772	137,020
	Wabash National Corp.	17,000	117,470
	Waste Industries USA, Inc.	10,300	348,140
#	Watts Water Technologies, Inc.	28,000	819,280
*	WCA Waste Corp.	11,796	90,003
	Werner Enterprises, Inc.	61,900	1,086,345
*	Westaff, Inc.	5,200	19,604
*	Wolverine Tube, Inc.	800	872
* #	YRC Worldwide, Inc.	34,517	611,296
Total Industrials			87,975,471

Information Technology — (15.8%)
*	3Com Corp.	255,961	1,103,192
* #	Access Integrated Technologies, Inc.	16,900	75,712
*	Actel Corp.	3,500	38,360
*	ActivIdentity Corp.	37,573	152,922
*	Adaptec, Inc.	94,695	317,228
*	ADC Telecommunications, Inc.	66,544	1,101,969
*	Advanced Energy Industries, Inc.	23,300	338,083
*	Advanced Photonix, Inc.	3,200	6,176
*	Aehr Test Systems	2,500	14,625
*	Aetrium, Inc.	1,500	7,980
	Agilysys, Inc.	24,993	347,153
*	Airspan Networks, Inc.	30,700	57,409
	Alliance Semiconductor Corp.	6,850	10,686
	American Software, Inc. Class A	20,300	145,957
*	Amtech Systems, Inc.	4,300	60,157
*	Anaren, Inc.	8,900	137,060
*	Andrew Corp.	79,656	1,167,757
*	Answerthink, Inc.	37,121	168,529
*	Applied Micro Circuits Corp.	196,853	494,101
*	Ariba, Inc.	65,822	781,307
*	Arrow Electronics, Inc.	92,100	3,408,621

17

*	Autobytel, Inc.	26,300	84,686
	Avici Systems, Inc.	13,200	98,076
* #	Avid Technology, Inc.	36,600	970,998
*	Aviza Technology, Inc.	9,466	19,879
*	Avnet, Inc.	64,686	2,231,667
*	Avocent Corp.	45,300	1,127,970
	AVX Corp.	111,100	1,592,063
*	Aware, Inc.	4,500	22,185
*	Axcelis Technologies, Inc.	52,400	248,376
*	AXT, Inc.	25,500	110,415
* #	BearingPoint, Inc.	111,344	406,406
	Bel Fuse, Inc. Class B	8,300	248,336
*	Bell Microproducts, Inc.	8,573	48,009
*	Benchmark Electronics, Inc.	64,000	1,148,800
	Black Box Corp.	12,200	448,960
*	Bookham, Inc.	71,300	181,102
*	Borland Software Corp.	37,500	121,125
*	Bottomline Technologies, Inc.	20,678	260,543
*	Brocade Communications Systems, Inc.	26,375	192,274
*	Brooks Automation, Inc.	40,600	545,258
*	Cabot Microelectronics Corp.	21,476	803,202
*	CACI International, Inc. Class A	27,043	1,227,482
*	CalAmp Corp.	3,300	8,514
*	California Micro Devices Corp.	14,767	58,034
*	CallWave, Inc.	12,995	36,386
*	Captaris, Inc.	24,443	99,239
*	Catalyst Semiconductor, Inc.	13,400	69,814
*	Catapult Communications Corp.	5,808	42,108
*	Centillium Communications, Inc.	13,700	18,906
*	CEVA, Inc.	17,645	180,685
*	Checkpoint Systems, Inc.	35,709	848,446
*	Ciber, Inc.	29,100	198,462
*	Cirrus Logic, Inc.	80,092	456,524
	Cognex Corp.	27,600	559,452
*	Coherent, Inc.	28,122	809,070
	Cohu, Inc.	19,518	305,457
*	Conexant Systems, Inc.	34,491	38,285
*	Convergys Corp.	1,500	24,465
*	CPI International, Inc.	14,734	247,384
*	Credence Systems Corp.	59,485	121,944
	CTS Corp.	17,100	180,747
*	Cyberoptics Corp.	8,043	98,044
*	Cybersource Corp.	15,326	223,913
	Dataram Corp.	164	558
*	Digi International, Inc.	22,900	352,202
*	Digimarc Corp.	19,426	182,410
*	Digital Angel Corp.	8,300	7,802
*	Ditech Networks, Inc.	17,050	55,072
*	Dot Hill Systems Corp.	23,264	59,091
*	DSP Group, Inc.	22,000	297,660
*	Dycom Industries, Inc.	34,865	981,101
*	Dynamics Research Corp.	5,777	63,258
*	EarthLink, Inc.	105,098	713,615
*	Echelon Corp.	10,000	167,900
*	Edgewater Technology, Inc.	5,545	36,320

18

*	EFJ, Inc.	11,000	32,230
*	Electro Scientific Industries, Inc.	14,500	293,625
*	Electroglas, Inc.	6,000	8,700
*	Electronics for Imaging, Inc.	51,762	1,187,420
* #	EMCORE Corp.	7,400	64,898
*	EMS Technologies, Inc.	13,843	402,970
*	Endwave Corp.	6,981	54,731
*	Entegris, Inc.	69,757	604,096
*	Entertainment Distribution Co., Inc.	9,796	6,857
*	EPIQ Systems, Inc.	25,656	446,928
*	ePlus, Inc.	400	4,196
*	eSpeed, Inc.	22,801	230,290
*	Exar Corp.	38,986	358,281
*	Extreme Networks, Inc.	64,581	235,075
*	Fairchild Semiconductor Corp. Class A	62,886	997,372
	Frequency Electronics, Inc.	4,997	47,322
*	FSI International, Inc.	2,100	3,780
*	Genesis Microchip, Inc.	26,000	131,040
*	Gerber Scientific, Inc.	20,900	198,550
*	Greenfield Online, Inc.	20,405	306,891
*	GTSI Corp.	2,200	21,296
*	hi/fn, Inc.	8,400	49,308
*	Hutchinson Technology, Inc.	13,500	355,185
*	Hypercom Corp.	30,984	165,764
*	I.D. Systems, Inc.	7,300	95,922
*	iGATE Capital Corp.	14,700	124,362
	Imation Corp.	17,200	345,204
*	InFocus Corp.	18,993	33,048
	InfoSpace, Inc.	29,900	532,519
*	Ingram Micro, Inc.	106,363	2,116,624
*	Insight Enterprises, Inc.	29,981	593,924
	Integral Systems, Inc.	7,400	184,482
*	Integrated Device Technology, Inc.	132,900	1,612,077
*	Integrated Silicon Solution, Inc.	25,000	163,000
*	Intelligent Systems Corp.	1,500	4,950
*	International Rectifier Corp.	50,300	1,635,756
*	Internet Capital Group, Inc.	16,249	181,501
*	Interphase Corp.	5,300	51,622
	Intersil Corp.	75,403	1,880,551
*	Interwoven, Inc.	39,200	481,376
*	Intest Corp.	500	1,155
*	IntriCon Corp.	600	8,280
*	Iomega Corp.	49,246	175,808
*	iPass, Inc.	53,003	231,623
*	Ixia	52,698	544,370
*	IXYS Corp.	25,312	195,662
*	JDA Software Group, Inc.	26,920	563,705
*	Jupitermedia Corp.	16,137	69,228
	Keithley Instruments, Inc.	11,868	112,746
*	Kemet Corp.	40,200	249,240
*	Key Tronic Corp.	3,800	15,770
*	Keynote Systems, Inc.	7,600	104,576
*	Kopin Corp.	61,001	219,604
*	Kratos Defense & Security Solutions, Inc.	55,500	124,320
*	KVH Industries, Inc.	13,543	117,689

19

* #	L-1 Identity Solutions, Inc.	67,432	1,252,887
*	Lattice Semiconductor Corp.	57,200	192,192
*	Lawson Software, Inc.	154,000	1,496,880
*	LeCroy Corp.	8,532	74,143
*	Lionbridge Technologies, Inc.	13,290	40,402
*	Littlefuse, Inc.	20,100	670,335
*	LookSmart, Ltd.	8,000	23,200
*	Loral Space & Communications, Inc.	17,707	606,288
*	Management Network Group, Inc.	16,093	38,462
*	Mastec, Inc.	19,700	199,167
*	Mattson Technology, Inc.	46,688	384,709
	Maximus, Inc.	20,000	780,000
*	MedQuist, Inc.	5,372	55,332
*	Mercury Computer Systems, Inc.	20,400	299,064
*	Merix Corp.	17,800	104,308
	Methode Electronics, Inc.	26,400	318,120
*	Microtune, Inc.	12,500	65,000
*	MIVA, Inc.	11,200	32,256
*	MKS Instruments, Inc.	33,746	613,165
*	Moldflow Corp.	9,356	149,228
*	MPS Group, Inc.	70,300	780,330
*	MRV Communications, Inc.	25,238	56,533
*	MSC. Software Corp.	39,630	523,512
*	Multi-Fineline Electronix, Inc.	400	7,308
*	Nanometrics, Inc.	14,010	140,100
*	Napster, Inc.	16,900	46,982
*	NCR Corp.	102,200	2,446,668
*	NetManage, Inc.	3,114	11,646
*	NetScout Systems, Inc.	21,449	260,605
*	Network Engines, Inc.	13,600	22,304
*	Network Equipment Technologies, Inc.	6,400	79,616
*	Newport Corp.	20,088	266,367
*	Novatel Wireless, Inc.	7,700	119,658
*	Novell, Inc.	33,850	237,627
*	Nu Horizons Electronics Corp.	12,100	81,675
* #	OmniVision Technologies, Inc.	46,600	867,692
*	Online Resources Corp.	8,600	80,840
	Openwave Systems, Inc.	12,900	35,475
*	Oplink Communications, Inc.	8,857	143,041
*	OSI Systems, Inc.	8,800	218,152
* #	Palm, Inc.	94,321	657,417
*	PAR Technology Corp.	8,200	60,024
	Park Electrochemical Corp.	18,300	538,935
*	PC Connection, Inc.	16,654	213,005
*	PC-Tel, Inc.	18,910	141,636
*	PDF Solutions, Inc.	23,967	190,058
	Pegasystems, Inc.	32,100	397,398
*	Perceptron, Inc.	7,463	84,630
*	Performance Technologies, Inc.	3,666	17,817
*	Pericom Semiconductor Corp.	14,425	239,022
*	Perot Systems Corp.	69,100	908,665
*	Pervasive Software, Inc.	10,784	48,420
*	Photon Dynamics, Inc.	15,000	135,000
*	Photronics, Inc.	16,600	170,814
*	Planar Systems, Inc.	14,900	84,632

20

	Plantronics, Inc.	41,000	1,100,850
*	PLATO Learning, Inc.	13,500	55,080
*	Plexus Corp.	41,700	1,240,992
*	PLX Technology, Inc.	24,407	240,165
*	PMC-Sierra, Inc.	121,300	851,526
* #	Powerwave Technologies, Inc.	111,135	460,099
* •	Price Communications Liquidation Trust	21,600	2,950
	Printronix, Inc.	3,061	47,507
*	Quantum Corp.	107,600	341,092
*	Quest Software, Inc.	52,400	847,308
*	QuickLogic Corp.	10,000	35,600
*	Radyne Corp.	5,000	45,900
*	RealNetworks, Inc.	112,978	697,074
	REMEC, Inc.	3,255	5,631
* #	RF Micro Devices, Inc.	157,362	909,552
*	RF Monolithics, Inc.	3,099	17,726
	Richardson Electronics, Ltd.	9,477	61,695
*	Rudolph Technologies, Inc.	25,800	308,310
*	Safeguard Scientifics, Inc.	66,500	131,005
*	Sanmina-SCI Corp.	250,186	442,829
*	ScanSource, Inc.	15,600	550,368
*	SCM Microsystems, Inc.	5,740	20,147
*	Seachange International, Inc.	20,500	154,570
*	Secure Computing Corp.	60,827	551,701
*	Semitool, Inc.	28,915	267,175
*	Semtech Corp.	32,483	495,691
*	SI International, Inc.	11,800	306,328
*	Sigmatel, Inc.	6,600	12,936
*	Silicon Storage Technology, Inc.	38,500	109,340
*	Skyworks Solutions, Inc.	136,331	1,237,885
*	SonicWALL, Inc.	55,285	559,484
*	Spectrum Control, Inc.	12,100	179,806
*	Staktek Holdings, Inc.	1,671	4,294
*	Standard Microsystems Corp.	21,000	740,670
	StarTek, Inc.	13,300	129,941
*	STEC, Inc.	43,600	406,352
*	SumTotal Systems, Inc.	10,863	52,360
*	SupportSoft, Inc.	39,025	169,369
*	Sycamore Networks, Inc.	233,640	899,514
*	Sykes Enterprises, Inc.	37,610	694,281
*	Symmetricom, Inc.	42,589	183,559
*	SYNNEX Corp.	28,300	584,678
* #	Take-Two Interactive Software, Inc.	66,614	997,878
*	Tech Data Corp.	38,300	1,440,463
	Technitrol, Inc.	36,771	984,360
*	TechTeam Global, Inc.	7,690	97,663
*	Tekelec	60,900	749,070
*	Tellabs, Inc.	304,900	2,122,104
*	Telular Corp.	1,771	11,866
*	Think Partnership, Inc.	18,100	24,616
*	TIBCO Software, Inc.	168,324	1,317,977
*	Tollgrade Communications, Inc.	6,511	51,697
*	Track Data Corp.	779	1,753
*	Triquint Semiconductor, Inc.	119,577	709,092
*	TTM Technologies, Inc.	36,558	441,986

21

*	Tumbleweed Communications Corp.	23,711	31,061
*	Ultra Clean Holdings, Inc.	19,300	277,341
* #	Unisys Corp.	119,700	593,712
* #	Veeco Instruments, Inc.	28,562	479,270
*	Vicon Industries, Inc.	3,300	31,449
*	Vignette Corp.	14,730	226,547
*	Virage Logic Corp.	18,406	154,058
*	Vishay Intertechnology, Inc.	103,500	1,292,715
*	Vitesse Semiconductor, Inc.	21,800	20,710
*	Website Pros, Inc.	6,778	76,320
*	Westell Technologies, Inc.	29,200	44,384
*	Wireless Telecom Group, Inc.	13,295	24,596
*	WPCS International, Inc.	6,200	63,178
*	X-Rite, Inc.	24,815	308,450
*	ZILOG, Inc.	8,724	27,481
*	Zones, Inc.	4,697	45,279
*	Zoran Corp.	44,389	968,568
*	Zygo Corp.	15,567	175,751
Total Information Technology			96,246,640

Materials — (6.4%)
	A. Schulman, Inc.	20,955	451,790
	A.M. Castle & Co.	19,840	497,984
	Arch Chemicals, Inc.	22,050	907,358
	Ashland, Inc.	37,830	1,862,749
	Bemis Co., Inc.	57,398	1,557,208
*	Buckeye Technologies, Inc.	30,500	435,540
#	Calgon Carbon Corp.	18,900	275,184
*	Caraustar Industries, Inc.	13,400	55,342
	Chemtura Corp.	145,438	1,090,785
	Chesapeake Corp.	9,200	56,120
* #	Coeur d’Alene Mines Corp.	236,666	986,897
*	Core Molding Technologies, Inc.	4,804	33,964
	Cytec Industries, Inc.	27,100	1,662,314
*	Esmark, Inc.	1,300	25,220
	Ferro Corp.	34,900	739,531
	Friedman Industries, Inc.	3,900	28,275
#	Georgia Gulf Corp.	22,600	168,144
	Gibraltar Industries, Inc.	20,750	290,085
	Glatfelter Co.	21,500	323,145
*	Graphic Packaging Corp.	142,800	585,480
	H.B. Fuller Co.	54,000	1,365,660
* #	Headwaters, Inc.	9,400	112,800
*	ICO, Inc.	6,700	72,695
	Louisiana-Pacific Corp.	72,470	1,114,589
	Lubrizol Corp.	33,300	2,135,862
*	Material Sciences Corp.	7,922	65,515
*	Maxxam, Inc.	2,600	71,760
	Metal Management, Inc.	12,800	589,056
	Minerals Technologies, Inc.	13,300	889,770
*	Mod-Pac Corp.	231	1,894
	Myers Industries, Inc.	8,510	169,860
	Neenah Paper, Inc.	13,482	406,887
	NL Industries, Inc.	41,337	417,090
	NN, Inc.	2,900	25,723

22

*	Northwest Pipe Co.	2,630	87,500
	Olin Corp.	66,800	1,398,792
	Olympic Steel, Inc.	6,100	159,454
*	OM Group, Inc.	26,400	1,486,056
	Penford Corp.	8,103	196,093
*	Peoplesupport, Inc.	16,544	232,443
*	PolyOne Corp.	79,138	496,195
	Quaker Chemical Corp.	7,910	172,280
	Quanex Corp.	33,489	1,675,790
	Reliance Steel & Aluminum Co.	80	4,127
	Rock-Tenn Co. Class A	34,100	899,558
*	Rockwood Holdings, Inc.	15,301	515,338
*	Rosetta Resources, Inc.	36,415	666,395
	Schnitzer Steel Industries, Inc. Class A	18,000	1,123,560
	Schweitzer-Maudoit International, Inc.	8,100	216,270
	Sensient Technologies Corp.	42,400	1,173,208
*	Smurfit-Stone Container Corp.	136,267	1,500,300
	Spartech Corp.	16,000	218,560
	Stepan Co.	8,300	253,482
*	Stillwater Mining Co.	78,436	760,829
*	Terra Industries, Inc.	38,100	1,439,418
* #	Titanium Metals Corp.	5,202	154,343
*	U.S. Concrete, Inc.	23,600	88,736
*	U.S. Gold Corp.	60,063	206,016
	Valhi, Inc.	27,643	506,420
	Valspar Corp.	55,636	1,254,035
	Wausau Paper Corp.	25,400	239,522
	Wellman, Inc.	11,982	12,581
	Westlake Chemical Corp.	49,100	970,707
	Worthington Industries, Inc.	72,330	1,532,673
Total Materials			39,112,957

Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	10,378	476,454

Telecommunication Services — (0.9%)
*	Arbinet-thexchange, Inc.	15,440	91,868
	CenturyTel, Inc.	75,100	3,201,513
*	Cincinnati Bell, Inc.	85,400	406,504
	D&E Communications, Inc.	11,955	174,184
*	General Communications, Inc. Class A	33,200	294,152
	Hickory Tech Corp.	3,988	36,251
	IDT Corp.	8,600	66,564
	IDT Corp. Class B	39,000	316,290
*	LCC International, Inc. Class A	15,938	39,048
*	Premiere Global Services, Inc.	33,997	468,479
	Shenandoah Telecommunications Co.	3,000	74,010
	SureWest Communications	6,900	124,959
*	Xeta Corp.	2,400	10,224
Total Telecommunication Services			5,304,046

Utilities — (0.0%)
	Connecticut Water Services, Inc.	400	9,724
	Middlesex Water Co.	3,900	73,515
Total Utilities			83,239

TOTAL COMMON STOCKS			549,317,054

23

		Shares	Value †
RIGHTS/WARRANTS — (0.0%)
* •	Imperial Credit Industries, Inc. Warrants 01/31/08	511	—

TEMPORARY CASH INVESTMENTS — (2.00%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,865,459	11,865,459

		Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (7.8%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $51,452,043 FHLMC 6.500%, 12/01/36, valued at $47,151,694) to be repurchased at $45,796,011	$45,778	45,778,343
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $1,012,035 FNMA 5.000%, 08/01/35, valued at $797,500) to be repurchased at $771,397	771	771,101
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $1,095,000 FNMA 5.342%, 05/01/35, valued at $1,020,237) to be repurchased at $986,491	986	986,111

TOTAL SECURITIES LENDING COLLATERAL			47,535,555

TOTAL INVESTMENTS - (100.0%) (Cost $631,801,858)			$608,718,068

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (87.3%)
Consumer Discretionary — (10.6%)
*	1-800-FLOWERS.COM, Inc.	4,100	$42,927
*	4Kids Entertainment, Inc.	2,300	28,750
*	99 Cents Only Stores	6,969	56,170
*	A.C. Moore Arts & Crafts, Inc.	3,300	52,371
	Aaron Rents, Inc.	9,300	187,023
	Aaron Rents, Inc. Class A	1,144	22,537
#	Abercrombie & Fitch Co.	4,500	369,180
* #	AbitibiBowater Canada, Inc.	2,236	50,221
	Acme Communications, Inc.	2,301	7,179
	Acme United Corp.	400	5,680
	Advance Auto Parts, Inc.	14,050	505,238
* #	Aeropostale, Inc.	5,941	151,793
*	AFC Enterprises, Inc.	2,800	30,548
*	Aftermarket Technology Corp.	5,100	142,392
	Aldila, Inc.	1,300	22,321
*	Alloy, Inc.	2,707	18,272
* #	Amazon.com, Inc.	19,480	1,764,109
	American Axle & Manufacturing Holdings, Inc.	11,900	275,128
*	American Biltrite, Inc.	100	525
	American Eagle Outfitters, Inc.	10,911	249,753
	American Greetings Corp. Class A	9,000	209,340
*	America’s Car-Mart, Inc.	2,910	31,573
#	Ameristar Casinos, Inc.	7,408	232,537
*	AnnTaylor Stores Corp.	11,900	362,355
*	Apollo Group, Inc. Class A	10,600	811,112
#	Arbitron, Inc.	2,306	91,894
#	Arctic Cat, Inc.	2,500	26,675
	Ark Restaurants Corp.	483	17,774
	ArvinMeritor, Inc.	13,000	131,430
	Asbury Automotive Group, Inc.	7,700	128,898
*	Ashworth, Inc.	3,010	11,468
*	Audible, Inc.	4,500	51,885
*	Audiovox Corp. Class A	600	7,662
*	AutoNation, Inc.	39,790	656,535
*	Autozone, Inc.	4,553	508,251
* #	Avatar Holdings, Inc.	1,734	75,533
*	Bakers Footwear Group, Inc.	600	1,650
*	Ballantyne of Omaha, Inc.	1,965	11,417
*	Bally Technologies, Inc.	4,000	166,800
	Barnes & Noble, Inc.	12,732	489,545
*	Barry (R.G.) Corp.	1,500	10,890
	Beasley Broadcast Group, Inc.	1,050	7,350
	Bebe Stores, Inc.	14,009	189,121
* #	Bed Bath and Beyond, Inc.	21,300	669,885

1

	Belo Corp. Class A	22,710	376,078
*	Benihana, Inc.	1,044	15,138
*	Benihana, Inc. Class A	1,488	20,832
#	Best Buy Co., Inc.	22,243	1,135,505
	Big 5 Sporting Goods Corp.	1,200	19,716
* #	Big Dog Holdings, Inc.	1,093	16,788
* #	Big Lots, Inc.	16,220	302,827
*	BJ’s Restaurants, Inc.	5,200	92,508
	Black & Decker Corp.	6,000	495,900
#	Blockbuster, Inc. Class A	16,000	57,120
*	Blockbuster, Inc. Class B	14,613	43,985
* #	Blue Nile, Inc.	1,300	95,953
*	Bluegreen Corp.	4,800	34,464
	Blyth, Inc.	7,800	153,426
	Bob Evans Farms, Inc.	7,810	240,860
#	Bon-Ton Stores, Inc.	3,000	35,040
	Books-A-Million, Inc.	4,080	49,327
	BorgWarner, Inc.	7,700	743,897
	Bowl America, Inc. Class A	400	6,360
	Boyd Gaming Corp.	18,050	698,896
*	Bright Horizons Family Solutions, Inc.	3,989	150,744
	Brinker International, Inc.	15,150	348,904
	Brown Shoe Company, Inc.	7,125	120,911
	Brunswick Corp.	15,600	318,084
#	Buckle, Inc.	5,000	176,550
* #	Buffalo Wild Wings, Inc.	2,900	83,839
* #	Build-A-Bear-Workshop, Inc.	2,700	42,579
#	Building Materials Holding Corp.	1,800	10,296
* #	Cabela’s, Inc.	11,700	193,518
*	Cablevision Systems New York Group Class A	7,600	205,428
*	Cache, Inc.	3,400	45,526
* #	California Coastal Communities, Inc.	1,778	10,490
*	California Pizza Kitchen, Inc.	3,600	57,276
	Callaway Golf Co.	15,416	262,997
	Canterbury Park Holding Corp.	400	4,420
*	Career Education Corp.	15,600	448,188
* #	CarMax, Inc.	17,506	400,362
	Carmike Cinemas, Inc.	2,600	30,680
	Carnival Corp.	12,300	554,976
*	Carriage Services, Inc.	3,249	34,667
*	Carter’s, Inc.	12,473	279,769
*	Casual Male Retail Group, Inc.	2,800	17,360
	Cato Corp. Class A	5,700	85,842
*	Cavalier Homes, Inc.	3,000	6,120
*	Cavco Industries, Inc.	1,550	58,497
	CBRL Group, Inc.	3,800	127,148
	CBS Corp. Class A	4,404	120,890
	CBS Corp. Class B	47,734	1,309,344
* #	CEC Entertainment, Inc.	4,300	122,550
#	Centex Corp.	10,700	223,202
* #	Champion Enterprises, Inc.	16,300	147,026
	Charles and Colvard, Ltd.	1,585	3,756
*	Charlotte Russe Holding, Inc.	3,200	52,672
* #	Charter Communications, Inc.	61,900	81,708
* #	Cheesecake Factory, Inc.	11,700	272,493

2

#	Cherokee, Inc.	3,302	104,046
*	Chicos FAS, Inc.	24,179	273,464
* #	Chipotle Mexican Grill, Inc.	1,400	186,410
*	Chipotle Mexican Grill, Inc. Class B	2,200	254,144
	Choice Hotels International, Inc.	9,800	339,570
	Christopher & Banks Corp.	3,200	51,584
*	Chromcraft Revington, Inc.	500	2,425
	Churchill Downs, Inc.	2,800	146,944
	Circuit City Stores, Inc.	14,000	90,580
#	Citadel Broadcasting Co.	28,075	64,572
* #	Citi Trends, Inc.	1,600	24,720
	CKE Restaurants, Inc.	5,200	76,024
*	CKX, Inc.	11,165	135,431
	Clear Channel Communications, Inc.	17,740	636,866
*	Coach, Inc.	17,260	641,036
	Coachmen Industries, Inc.	200	1,054
	Coast Distribution System, Inc.	500	3,355
	Cobra Electronics Corp.	1,135	6,174
*	Coinstar, Inc.	4,300	112,359
* #	Coldwater Creek, Inc.	4,500	37,125
	Collectors Universe, Inc.	2,293	32,102
#	Columbia Sportswear Co.	6,000	288,060
*	Comcast Corp. Class A	112,777	2,316,440
*	Comcast Corp. Special Class A Non-Voting	56,577	1,143,421
*	Concord Camera Corp.	405	1,154
* #	Conn’s, Inc.	4,900	88,690
	Cooper Tire & Rubber Co.	12,200	187,636
*	Corinthian Colleges, Inc.	18,261	318,837
	Courier Corp.	4,572	150,282
*	Cox Radio, Inc.	7,233	85,205
#	CPI Corp.	840	23,318
	Craftmade International, Inc.	600	4,770
* #	Crown Media Holdings, Inc.	11,474	83,416
* #	CSK Auto Corp.	4,300	41,925
	CSS Industries, Inc.	2,400	94,992
*	Culp, Inc.	2,700	22,464
*	Cumulus Media, Inc. Class A	3,700	31,117
*	Cybex International, Inc.	3,274	15,224
*	Cycle Country Accessories Corp.	300	549
	Darden Restaurants, Inc.	9,600	381,984
*	Deckers Outdoor Corp.	1,602	230,960
	Decorator Industries, Inc.	300	1,278
*	dELiA*s, Inc.	836	2,842
	Delta Apparel, Inc.	1,328	13,054
*	Design Within Reach, Inc.	1,958	7,754
	DeVry, Inc.	11,200	615,776
*	DG Fastchannel, Inc.	3,674	71,863
*	Dick’s Sporting Goods, Inc.	13,400	418,884
*	Diedrich Coffee, Inc.	800	2,920
#	Dillards, Inc. Class A	15,095	307,787
*	Directed Electronics, Inc.	400	756
*	Discovery Holding Co. Class A	39,100	956,386
* #	Discovery Holding Co. Class B	1,200	32,106
	Disney (Walt) Co.	138,600	4,594,590
*	Dixie Group, Inc.	1,900	17,100

3

*	Dollar Tree Stores, Inc.	15,090	432,479
*	Dorman Products, Inc.	3,591	50,310
#	Dover Downs Gaming & Entertainment, Inc.	1,450	16,022
	Dover Motorsports, Inc.	2,200	14,960
	Dow Jones & Co., Inc.	3,000	179,250
*	DreamWorks Animation SKG, Inc.	12,300	323,490
*	Drew Industries, Inc.	3,500	95,620
*	drugstore.com, Inc.	12,100	37,026
	DRYCLEAN USA, Inc.	100	160
#	E.W. Scripps Co.	19,100	829,895
#	Eastman Kodak Co.	43,400	1,019,032
*	EchoStar Communications Corp. Class A	10,420	449,102
	Educational Development Corp.	300	1,650
*	EMAK Worldwide, Inc.	322	412
*	Emerson Radio Corp.	4,100	5,740
#	Emmis Communications Corp. Class A	6,900	29,739
*	Enova Systems, Inc.	400	1,460
	Entercom Communications Corp.	5,743	93,553
*	Entravision Communications Corp.	13,700	102,476
*	Escala Group, Inc.	1,435	3,013
	Escalade, Inc.	1,700	15,912
#	Ethan Allen Interiors, Inc.	6,400	182,784
*	Expedia, Inc.	37,700	1,229,020
#	Family Dollar Stores, Inc.	20,000	471,000
*	Famous Dave’s of America, Inc.	1,779	24,621
*	Finlay Enterprises, Inc.	1,300	3,861
*	Fisher Communications, Inc.	1,728	70,381
*	Flanigan’s Enterprises, Inc.	300	2,505
* #	Fleetwood Enterprises, Inc.	8,412	46,014
	Flexsteel Industries, Inc.	1,006	12,857
	Foot Locker, Inc.	30,200	394,110
*	Ford Motor Co.	141,700	1,064,167
	Fortune Brands, Inc.	24,000	1,839,600
*	Fossil, Inc.	10,395	450,519
*	Fountain Powerboat Industries, Inc.	343	463
*	Franklin Covey Co.	4,300	30,057
*	Franklin Electronic Publishers, Inc.	500	1,655
	Fred’s, Inc.	6,400	66,688
	Frisch’s Restaurants, Inc.	1,138	31,466
	FTD Group, Inc.	6,200	83,080
*	Fuel Systems Solutions, Inc.	3,550	52,327
*	Full House Resorts, Inc.	700	1,946
#	Furniture Brands International, Inc.	9,400	95,222
*	Gaiam, Inc.	3,100	73,005
*	GameStop Corp. Class A	9,762	560,827
*	GameTech International, Inc.	2,430	18,881
*	Gaming Partners International Corp.	1,100	8,844
* #	Gander Mountain Co.	4,401	21,345
	Gannett Co., Inc.	34,161	1,255,417
#	Gap, Inc.	31,900	650,760
*	Gaylord Entertainment Co.	8,510	357,931
*	Gemstar-TV Guide International, Inc.	68,400	403,560
	General Motors Corp.	39,500	1,178,285
*	Genesco, Inc.	3,600	111,600
* #	Gentek, Inc.	1,415	42,450

4

	Gentex Corp.	20,700	410,274
	Genuine Parts Co.	15,300	735,165
*	Getty Images, Inc.	11,600	338,140
*	G-III Apparel Group, Ltd.	3,172	45,582
*	Goodyear Tire & Rubber Co.	22,059	634,196
*	Gottschalks, Inc.	2,391	9,134
	Gray Television, Inc.	7,500	63,825
	Gray Television, Inc. Class A	300	2,584
*	Great Wolf Resorts, Inc.	6,500	70,330
#	Group 1 Automotive, Inc.	3,500	94,080
* #	GSI Commerce, Inc.	7,700	201,124
	Guess?, Inc.	6,900	323,817
*	Gymboree Corp.	4,800	160,128
	H&R Block, Inc.	21,500	423,120
*	Hampshire Group, Ltd.	689	8,647
#	Handleman Co.	3,131	6,920
*	Hanesbrands, Inc.	1,900	53,637
	Harley-Davidson, Inc.	7,640	366,873
#	Harman International Industries, Inc.	3,155	232,208
	Harrah’s Entertainment, Inc.	10,100	889,507
*	Harris Interactive, Inc.	7,500	31,425
#	Harte-Hanks, Inc.	9,500	159,600
*	Hartmarx Corp.	3,520	14,080
	Hasbro, Inc.	15,810	439,044
*	Hastings Entertainment, Inc.	1,400	12,656
#	Haverty Furniture Co., Inc.	231	1,963
	Haverty Furniture Co., Inc. Class A	470	4,023
*	Hawk Corp.	1,065	16,997
*	Hayes Lemmerz International, Inc.	22,623	93,433
	Hearst-Argyle Television, Inc.	9,000	176,220
*	Hibbett Sporting Goods, Inc.	1,800	38,556
*	Hollywood Media Corp.	4,638	12,337
#	Home Depot, Inc.	100,425	2,868,138
* #	Home Solutions of America, Inc.	11,485	12,174
	Hooker Furniture Corp.	2,600	43,732
*	Hot Topic, Inc.	3,385	21,359
*	IAC/InterActiveCorp.	38,028	1,058,319
*	Iconix Brand Group, Inc.	12,600	287,154
	Idearc, Inc.	10,660	201,687
#	IHOP Corp.	2,620	132,939
	ILX Resorts, Inc.	300	1,800
*	Image Entertainment, Inc.	3,200	12,544
*	Infosonics Corp.	2,200	4,488
	Interactive Data Corp.	14,587	455,552
	Interface, Inc. Class A	8,858	154,484
	International Game Technology	21,586	942,445
	International Speedway Corp. Class A	6,350	270,573
*	Interpublic Group of Companies, Inc.	37,800	358,722
*	Interstate Hotels & Resorts, Inc.	3,600	16,812
*	INVESTools, Inc.	8,076	124,774
* #	iRobot Corp.	2,800	44,856
*	Isle of Capri Casinos, Inc.	5,700	99,636
*	ITT Educational Services, Inc.	3,100	350,734
	J. Alexander’s Corp.	1,500	16,500
	J.C. Penney Co., Inc.	10,206	450,289

5

*	Jack in the Box, Inc.	9,820	294,109
	Jackson Hewitt Tax Service, Inc.	4,080	131,580
*	Jaclyn, Inc.	400	2,472
*	Jakks Pacific, Inc.	5,500	138,820
*	Jarden Corp.	15,658	412,745
*	Jennifer Convertibles, Inc.	500	1,975
*	Jo-Ann Stores, Inc.	5,500	90,530
	Johnson Controls, Inc.	30,630	1,182,931
	Johnson Outdoors, Inc.	1,692	38,984
	Jones Apparel Group, Inc.	16,231	302,546
* #	Jos. A. Bank Clothiers, Inc.	3,025	78,317
	Journal Communications, Inc. Class A	200	1,820
#	Journal Register Co.	6,700	14,740
	Kellwood Co.	800	11,992
	Kenneth Cole Productions, Inc. Class A	2,600	49,036
	Kimball International, Inc. Class B	4,755	63,432
*	Knology, Inc.	4,200	56,448
*	Kohl’s Corp.	14,018	690,807
* #	Kona Grill, Inc.	900	14,175
	Koss Corp.	200	4,000
*	KSW, Inc.	630	4,227
#	K-Swiss, Inc. Class A	3,300	59,895
	LaCrosse Footwear, Inc.	816	14,680
*	Lakeland Industries, Inc.	850	9,180
*	Lakes Entertainment, Inc.	3,272	21,726
#	Lamar Advertising Co.	5,100	265,251
#	Landry’s Restaurants, Inc.	300	7,086
* #	Las Vegas Sands Corp.	16,700	1,893,780
*	Lazare Kaplan International, Inc.	1,100	10,340
#	La-Z-Boy, Inc.	8,710	47,557
*	Leapfrog Enterprises, Inc.	700	4,690
*	Lear Corp.	15,900	468,096
	Lee Enterprises, Inc.	6,900	96,600
	Leggett & Platt, Inc.	32,749	673,974
*	Lenox Group, Inc.	2,800	7,868
	Libbey, Inc.	3,600	55,836
*	Liberty Global, Inc. Class A	22,346	907,695
*	Liberty Global, Inc. Series C	22,195	848,959
*	Liberty Media Holding Corp. Capital Class A	8,585	1,022,130
*	Liberty Media Holding Corp. Capital Class B	239	28,441
*	Liberty Media Holding Corp. Interactive Class A	93,232	1,878,625
*	Liberty Media Holding Corp. Interactive Class B	3,403	68,962
* #	LIFE TIME FITNESS, Inc.	6,268	340,478
#	Lifetime Brands, Inc.	3,181	40,780
#	Limited Brands, Inc.	29,100	584,328
*	Lin TV Corp.	6,152	69,025
*	Lincoln Educational Services	4,735	65,722
	Lithia Motors, Inc. Class A	2,313	36,083
*	Live Nation, Inc.	13,969	187,464
#	Liz Claiborne, Inc.	12,820	321,654
*	LKQ Corp.	9,400	373,274
* #	Lodgenet Entertainment Corp.	2,700	51,840
*	Lodgian, Inc.	5,400	61,884
	Lowe’s Companies, Inc.	99,499	2,428,771
*	Luby’s, Inc.	5,091	55,645

6

*	Mace Security International, Inc.	2,500	5,150
	Macy’s, Inc.	29,575	876,899
*	Maidenform Brands, Inc.	2,900	37,903
#	Marine Products Corp.	5,090	37,462
* #	MarineMax, Inc.	3,200	52,320
	Marriott International, Inc. Class A	17,679	662,962
* #	Martha Stewart Living Omnimedia, Inc.	1,400	14,210
* #	Marvel Entertainment, Inc.	7,700	213,290
#	Mattel, Inc.	38,700	773,226
	Matthews International Corp. Class A	3,980	175,677
	McDonald’s Corp.	56,280	3,290,692
	McGraw-Hill Companies, Inc.	15,620	766,630
	MDC Holdings, Inc.	9,100	322,049
*	Meade Instruments Corp.	200	258
#	Media General, Inc. Class A	4,100	101,557
* #	Mediacom Communications Corp.	7,100	32,021
	Meredith Corp.	6,100	335,805
*	Meritage Hospitality Group, Inc.	299	742
*	MGM Mirage	14,600	1,262,900
*	Midas, Inc.	1,200	19,656
	Modine Manufacturing Co.	6,500	131,820
* #	Mohawk Industries, Inc.	10,720	862,317
	Monaco Coach Corp.	5,500	49,665
*	Monarch Casino & Resort, Inc.	3,100	79,298
	Monro Muffler Brake, Inc.	4,666	98,313
* #	Morgans Hotel Group	2,300	42,527
*	Morningstar, Inc.	2,800	227,780
*	Morton’s Restaurant Group, Inc.	3,200	36,736
	Movado Group, Inc.	4,331	119,969
*	Movie Star, Inc.	1,550	2,790
*	MTR Gaming Group, Inc.	4,000	27,680
* #	Multimedia Games, Inc.	6,000	47,640
*	Nathan’s Famous, Inc.	1,300	22,737
	National Presto Industries, Inc.	1,600	86,656
#	Nautilus Group, Inc.	4,900	28,175
* #	Navarre Corp.	7,800	16,458
* #	Netflix, Inc.	9,110	210,441
*	Nevada Gold & Casinos, Inc.	700	1,036
	New Frontier Media, Inc.	3,100	15,035
#	Newell Rubbermaid, Inc.	18,000	482,040
	News Corp. Class A	140,061	2,951,085
	News Corp. Class B	69,772	1,512,657
	NIKE, Inc. Class B	19,230	1,262,449
*	Nobel Learning Communities, Inc.	800	11,592
	Nobility Homes, Inc.	772	14,683
#	Noble International, Ltd.	3,867	63,109
#	Nordstrom, Inc.	16,300	546,702
* #	Nutri/System, Inc.	2,700	67,905
* #	NVR, Inc.	800	393,600
* #	Office Depot, Inc.	11,800	202,252
	OfficeMax, Inc.	11,400	284,202
	Omnicom Group, Inc.	16,408	799,890
*	Orange 21, Inc.	300	1,506
#	Orleans Homebuilders, Inc.	3,370	16,985
	O’Charleys, Inc.	5,100	76,041

7

*	O’Reilly Automotive, Inc.	23,279	764,948
*	Outdoor Channel Holdings, Inc.	5,549	38,732
*	Overstock.com, Inc.	3,200	74,144
#	Oxford Industries, Inc.	3,106	76,936
*	P & F Industries, Inc. Class A	400	2,796
*	Pacific Sunwear of California, Inc.	8,200	134,316
* #	Palm Harbor Homes, Inc.	4,970	56,062
*	Panera Bread Co.	2,400	96,168
*	Papa John’s International, Inc.	2,200	51,810
* #	PC Mall, Inc.	2,600	28,262
*	Penn National Gaming, Inc.	11,100	661,005
	Pennichuck Corp.	200	5,034
	Penske Automotive Group, Inc.	18,600	372,000
*	Perry Ellis International, Inc.	3,250	52,390
*	PetMed Express, Inc.	4,000	50,960
	PetSmart, Inc.	21,300	606,624
	Phillips-Van Heusen Corp.	10,775	457,075
*	Phoenix Footwear Group, Inc.	900	1,332
*	Pinnacle Entertainment, Inc.	10,195	279,853
*	Playboy Enterprises, Inc. Class A	400	3,696
*	Playboy Enterprises, Inc. Class B	6,310	59,377
#	Polaris Industries, Inc.	2,690	122,556
	Polo Ralph Lauren Corp.	2,900	200,042
*	Pomeroy IT Solutions, Inc.	1,700	12,002
* #	Premier Exhibitions, Inc.	1,800	19,584
	Pre-Paid Legal Services, Inc.	1,000	50,010
* #	Priceline.com, Inc.	3,600	409,680
#	PRIMEDIA, Inc.	5,416	44,411
*	Princeton Review, Inc.	6,788	51,521
* #	Progressive Gaming International Corp.	12,900	30,960
*	Proliance International, Inc.	2,300	6,371
*	QEP Co., Inc.	352	3,678
*	Quaker Fabric Corp.	200	3
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,812	1,772
*	Quiksilver, Inc.	24,538	260,103
*	R.H. Donnelley Corp.	10,922	485,155
*	Radio One, Inc. Class D	18,658	38,062
#	RadioShack Corp.	21,800	403,300
*	Rainmaker Systems, Inc.	2,305	15,789
*	RC2 Corp.	3,655	106,287
	RCN Corp.	7,510	109,045
*	Reading International, Inc. Class A	4,233	42,330
*	Red Lion Hotels Corp.	4,648	44,621
*	Red Robin Gourmet Burgers, Inc.	3,700	146,372
* #	RedEnvelope, Inc.	1,100	5,984
*	Regent Communications, Inc.	600	1,242
	Regis Corp.	7,906	232,357
*	Rentrak Corp.	1,922	26,908
*	Restoration Hardware, Inc.	4,500	31,770
*	Retail Ventures, Inc.	5,700	39,558
*	Rex Stores Corp.	200	3,080
*	Rockford Corp.	700	1,351
*	Rocky Brands, Inc.	800	5,600
	Ross Stores, Inc.	11,609	306,245
*	Rubio’s Restaurants, Inc.	1,891	18,475

8

	Ruby Tuesday, Inc.	6,700	87,837
	Russ Berrie & Co., Inc.	2,005	33,283
*	Ruth’s Chris Steak House, Inc.	1,600	19,360
#	Ryland Group, Inc.	7,400	170,200
*	Saga Communications, Inc. Class A	3,130	21,378
	Saks, Inc.	22,900	471,740
	Salem Communications Corp.	3,900	31,200
*	Sally Beauty Holdings, Inc.	4,500	40,995
	Sauer-Danfoss, Inc.	8,536	207,425
*	Scholastic Corp.	7,100	250,204
*	Scientific Games Corp.	14,801	479,404
#	Sealy Corp.	8,300	108,232
* #	Sears Holdings Corp.	8,500	896,835
	Service Corp. International	61,910	822,165
#	Sherwin-Williams Co.	8,500	534,055
	Shiloh Industries, Inc.	2,500	24,625
* #	Shuffle Master, Inc.	1,600	21,392
*	Silverleaf Resorts, Inc.	5,500	28,820
	Sinclair Broadcast Group, Inc. Class A	10,900	112,815
* #	Sirius Satellite Radio, Inc.	33,600	128,688
*	Skechers U.S.A., Inc. Class A	3,704	83,896
#	Skyline Corp.	1,800	61,020
* #	Smith & Wesson Holding Corp.	1,900	18,924
	Snap-On, Inc.	11,200	547,456
	Sonesta International Hotels Corp. Class A	47	1,903
	Sonic Automotive, Inc.	5,270	121,790
*	Sonic Corp.	9,990	243,756
#	Sotheby’s Class A	6,300	235,935
*	Source Interlink Companies, Inc.	6,300	12,663
*	Spanish Broadcasting System, Inc.	8,900	17,088
	Spartan Motors, Inc.	4,875	48,652
	Speedway Motorsports, Inc.	9,754	329,197
*	Sport Chalet, Inc. Class A	2,085	15,617
*	Sport Chalet, Inc. Class B	238	1,754
	Sport Supply Group, Inc.	2,600	26,520
	Stage Stores, Inc.	8,608	145,647
*	Stamps.com, Inc.	1,800	22,860
	Standard Motor Products, Inc.	3,400	25,194
	Stanley Furniture, Inc.	459	5,150
#	Staples, Inc.	34,553	818,906
* #	Starbucks Corp.	34,430	805,318
	Starwood Hotels & Resorts Worldwide, Inc.	14,000	751,520
	Steinway Musical Instruments, Inc.	1,200	33,900
*	Steven Madden, Ltd.	2,700	61,371
	Stewart Enterprises, Inc.	1,400	11,480
*	Stoneridge, Inc.	5,125	42,640
	Strattec Security Corp.	579	25,708
	Strayer Education, Inc.	1,102	199,308
	Sturm Ruger & Co., Inc.	3,500	32,375
*	Sun-Times Media Group, Inc. Class A	7,900	8,216
	Superior Industries International, Inc.	4,581	84,840
	Superior Uniform Group, Inc.	900	10,170
	Syms Corp.	600	9,720
* #	Syntax-Brillian Corp.	6,641	19,325
#	Systemax, Inc.	5,856	115,656

9

	Tandy Brand Accessories, Inc.	900	8,541
*	Tandy Leather Factory, Inc.	754	3,091
#	Target Corp.	39,215	2,355,253
* #	Tarragon Corp.	2,387	4,058
*	Tarrant Apparel Group	300	336
#	Tempur-Pedic International, Inc.	7,536	223,744
*	Tenneco Automotive, Inc.	7,700	227,843
*	The Children’s Place Retail Stores, Inc.	2,716	77,297
*	The DIRECTV Group, Inc.	53,036	1,319,005
* #	The Dress Barn, Inc.	5,900	83,426
*	The Hallwood Group, Inc.	200	12,800
	The Marcus Corp.	4,755	85,685
#	The McClatchey Co.	6,709	90,639
	The Men’s Wearhouse, Inc.	11,000	379,720
#	The New York Times Co. Class A	23,716	391,314
	The Pep Boys - Manny, Moe & Jack	8,200	89,626
	The Stanley Works	7,400	385,910
*	The Steak n Shake Co.	5,800	67,106
	The TJX Companies, Inc.	29,420	863,183
#	Thor Industries, Inc.	9,200	324,300
#	Tiffany & Co.	12,300	571,089
*	Timberland Co. Class A	4,853	79,007
	Time Warner, Inc.	260,479	4,495,868
* #	TiVo, Inc.	7,741	57,980
*	Toll Brothers, Inc.	17,800	367,926
*	Tractor Supply Co.	5,200	213,304
	Traffix, Inc.	2,000	12,220
#	Triarc Companies, Inc. Class A	2,700	22,815
	Triarc Companies, Inc. Class B	3,320	27,921
	Tribune Co.	8,711	270,389
*	Triple Crown Media, Inc.	548	2,488
*	True Religion Apparel, Inc.	3,900	67,938
* #	Trump Entertainment Resorts, Inc.	5,000	25,850
*	TRW Automotive Holdings Corp.	18,700	419,815
	Tupperware Corp.	9,910	345,661
* #	Tween Brands, Inc.	5,100	128,418
* #	Under Armour, Inc. Class A	3,300	163,944
*	Unifi, Inc.	14,666	43,998
	Unifirst Corp.	2,800	104,636
*	Universal Electronics, Inc.	1,800	66,510
*	Universal Technical Institute, Inc.	1,800	31,734
*	Urban Outfitters, Inc.	15,500	406,100
	V.F. Corp.	11,372	850,512
* #	Vail Resorts, Inc.	5,900	327,509
* #	Valassis Communications, Inc.	10,200	125,766
	Value Line, Inc.	705	29,159
* #	ValueVision Media, Inc. Class A	6,110	40,204
* #	VCG Holding Corp.	300	3,075
*	Viacom, Inc. Class A	2,959	124,278
*	Viacom, Inc. Class B	31,856	1,338,589
	Virco Manufacturing Corp.	2,296	18,230
	Virgin Media, Inc.	6,150	116,850
#	Visteon Corp.	17,400	76,560
*	Volcom, Inc.	1,800	48,546
*	Voyager Learning Co.	1,100	5,885

10

#	WABCO Holdings, Inc.	3,504	164,548
*	Warnaco Group, Inc.	10,330	381,177
#	Warner Music Group Corp.	8,800	66,440
	Washington Post Co.	1,110	895,215
	Weight Watchers International, Inc.	11,700	558,675
*	Wells-Gardner Electronics Corp.	945	1,616
	Wendy’s International, Inc.	15,900	445,677
*	West Marine, Inc.	4,200	37,086
	Westwood One, Inc.	11,300	21,583
	Weyco Group, Inc.	1,786	48,901
#	Whirlpool Corp.	12,200	987,712
	Wiley (John) & Sons, Inc. Class A	7,863	331,425
	Wiley (John) & Sons, Inc. Class B	1,644	69,032
*	Williams Controls, Inc.	300	5,241
#	Williams-Sonoma, Inc.	17,200	500,692
*	Wilsons The Leather Experts, Inc.	6,800	7,412
*	Winmark Corp.	200	4,300
#	Winnebago Industries, Inc.	3,838	82,594
*	WMS Industries, Inc.	8,300	277,220
	Wolverine World Wide, Inc.	7,000	173,390
	World Wrestling Entertainment, Inc.	3,600	56,736
* #	WorldSpace, Inc. Class A	6,800	23,732
	Wyndham Worldwide Corp.	27,820	811,509
	Wynn Resorts, Ltd.	5,500	698,170
	Xerium Technologies, Inc.	2,300	13,685
*	XM Satellite Radio Holdings, Inc.	13,000	202,800
*	Young Broadcasting, Inc. Class A	2,900	4,089
	Yum! Brands, Inc.	24,040	893,086
* #	Zale Corp.	7,800	139,542
* #	Zumiez, Inc.	2,000	55,600
Total Consumer Discretionary			143,226,132

Consumer Staples — (7.2%)
	Alberto-Culver Co.	16,600	424,296
	Alico, Inc.	1,300	57,707
*	Alliance One International, Inc.	12,800	52,864
	Altria Group, Inc.	101,120	7,842,867
#	American Italian Pasta Co.	2,500	18,125
#	Andersons, Inc.	3,040	128,957
	Anheuser-Busch Companies, Inc.	36,678	1,933,664
	Archer-Daniels-Midland Co.	42,400	1,541,240
	Arden Group, Inc. Class A	397	57,172
	Avon Products, Inc.	19,816	813,447
*	BJ’s Wholesale Club, Inc.	13,357	500,220
*	Boston Beer Co., Inc. Class A	1,300	43,147
*	Bridgford Foods Corp.	1,389	9,667
	Brown-Forman Corp. Class A	2,976	218,676
	Brown-Forman Corp. Class B	4,400	310,816
*	Cagle’s, Inc. Class A	500	4,325
	Calavo Growers, Inc.	2,102	39,160
#	Cal-Maine Foods, Inc.	4,193	103,274
	Campbell Soup Co.	25,159	923,838
	Casey’s General Stores, Inc.	10,356	300,324
	CCA Industries, Inc.	1,000	9,740
*	Central European Distribution Corp.	7,265	363,250

11

*	Central Garden & Pet Co.	3,300	17,721
*	Central Garden & Pet Co. Class A	6,600	34,650
* #	Chattem, Inc.	1,372	97,289
#	Chiquita Brands International, Inc.	9,400	180,386
#	Church & Dwight Co., Inc.	9,950	558,394
	Clorox Co.	10,720	695,514
	Coca-Cola Bottling Co.	1,194	67,748
#	Coca-Cola Co.	110,924	6,888,380
	Coca-Cola Enterprises, Inc.	74,995	1,947,620
	Colgate-Palmolive Co.	23,369	1,871,390
	ConAgra, Inc.	73,170	1,830,713
*	Constellation Brands, Inc. Class A	29,600	697,080
*	Constellation Brands, Inc. Class B	1,758	41,313
	Corn Products International, Inc.	15,700	617,481
#	Costco Wholesale Corp.	18,050	1,216,570
*	Cuisine Solutions, Inc.	900	4,005
	CVS Caremark Corp.	100,700	4,037,063
*	Darling International, Inc.	12,400	127,100
#	Dean Foods Co.	15,630	389,812
	Del Monte Foods Co.	41,600	366,080
	Diamond Foods, Inc.	2,900	58,029
*	Elizabeth Arden, Inc.	6,300	151,389
*	Energizer Holdings, Inc.	3,704	420,886
	Estee Lauder Companies, Inc.	7,400	332,112
	Farmer Brothers Co.	3,644	83,776
	Flowers Foods, Inc.	11,550	268,306
#	Gatehouse Media, Inc.	4,700	38,540
	General Mills, Inc.	15,540	934,731
	Golden Enterprises, Inc.	1,328	4,037
#	Great Atlantic & Pacific Tea, Inc.	8,500	255,425
* #	Green Mountain Coffee, Inc.	3,000	97,860
	Griffin Land & Nurseries, Inc. Class A	1,213	42,127
*	Hain Celestial Group, Inc.	8,200	271,256
*	Hansen Natural Corp.	1,300	56,433
#	Heinz (H.J.) Co.	16,061	759,685
	Hormel Foods Corp.	17,300	687,675
#	Imperial Sugar Co.	1,900	43,358
	Ingles Market, Inc. Class A	2,211	52,600
*	Integrated Biopharma, Inc.	500	1,550
	Inter Parfums, Inc.	2,800	51,156
	J & J Snack Foods Corp.	3,890	125,958
	J.M. Smucker Co.	12,000	589,560
*	Katy Industries, Inc.	519	701
	Kellogg Co.	18,414	995,093
#	Kimberly-Clark Corp.	20,714	1,446,044
	Kraft Foods, Inc.	74,930	2,588,831
	Lancaster Colony Corp.	4,100	157,932
	Lance, Inc.	6,800	141,032
* #	Lifeway Foods, Inc.	1,100	11,198
	Loews Corp. - Carolina Group	7,206	640,974
	Longs Drug Stores Corp.	8,008	423,783
#	Mannatech, Inc.	3,300	20,823
*	Maui Land & Pineapple Co., Inc.	1,500	42,225
	McCormick & Co., Inc.	7,616	291,007
	McCormick & Co., Inc. Voting Common Stock	478	18,183

12

* #	Medifast, Inc.	670	2,821
#	MGP Ingredients, Inc.	2,250	18,495
#	Molson Coors Brewing Co.	21,866	1,177,265
	Molson Coors Brewing Co. Class A	400	22,400
*	Monterey Pasta Co.	4,138	14,028
#	Nash Finch Co.	3,000	107,070
	National Beverage Corp.	5,520	40,848
*	Natrol, Inc.	1,364	5,933
*	Natural Alternatives International, Inc.	900	7,227
* #	Natural Health Trends Corp.	300	477
	Nature’s Sunshine Products, Inc.	200	1,906
*	NBTY, Inc.	8,800	262,856
	Nu Skin Enterprises, Inc. Class A	10,000	176,900
	Oil-Dri Corp. of America	1,377	29,840
*	Omega Protein Corp.	3,800	27,360
* #	Pantry, Inc.	2,900	83,491
* #	Parlux Fragrances, Inc.	3,100	12,462
*	Pathmark Stores, Inc.	6,600	85,140
* #	Peet’s Coffee & Tea, Inc.	2,800	74,816
	Pepsi Bottling Group, Inc.	33,050	1,410,243
	PepsiAmericas, Inc.	20,900	707,465
	PepsiCo, Inc.	73,760	5,692,797
*	Performance Food Group Co.	7,900	218,751
	Pilgrim’s Pride Corp.	10,800	281,664
*	Prestige Brands Holdings, Inc.	10,000	83,200
	PriceSmart, Inc.	4,500	134,235
	Procter & Gamble Co.	170,932	12,648,968
*	Pyramid Breweries, Inc.	1,036	2,497
	Ralcorp Holdings, Inc.	3,500	214,865
*	Redhook Ale Brewery, Inc.	1,100	7,018
#	Reliv International, Inc.	1,440	11,347
*	Revlon, Inc.	4,782	5,499
	Reynolds American, Inc.	18,700	1,309,374
* #	Rite Aid Corp.	69,400	258,168
	Rocky Mountain Chocolate Factory, Inc.	303	5,309
	Ruddick Corp.	9,110	326,047
	Safeway, Inc.	29,030	1,010,244
	Sanderson Farms, Inc.	4,504	139,894
*	Sanfilippo (John B.) & Son, Inc.	1,799	15,256
	Sara Lee Corp.	70,000	1,178,100
	Schiff Nutrition International, Inc.	1,640	9,184
	Seaboard Corp.	200	301,800
*	Seneca Foods Corp. Class A	773	19,866
*	Seneca Foods Corp. Class B	438	11,300
*	Smithfield Foods, Inc.	19,130	574,856
#	Spartan Stores, Inc.	3,201	72,022
*	Spectrum Brands, Inc.	8,600	44,462
*	Star Scientific, Inc.	3,000	2,850
	SUPERVALU, Inc.	30,770	1,288,340
	Sysco Corp.	29,422	956,509
	Tasty Baking Co.	1,100	10,758
#	The Hershey Co.	10,300	411,073
	The Kroger Co.	35,811	1,029,566
*	Tofutti Brands, Inc.	400	1,160
#	Tootsie Roll Industries, Inc.	7,259	178,862

13

* #	TreeHouse Foods, Inc.	6,100	143,777
	Tyson Foods, Inc. Class A	44,983	670,697
* #	United Natural Foods, Inc.	6,980	204,444
	United-Guardian, Inc.	100	1,016
	Universal Corp.	5,600	300,608
* #	USANA Health Services, Inc.	1,255	52,308
#	UST, Inc.	10,361	599,902
#	Vector Group, Ltd.	9,497	209,124
	Village Super Market, Inc.	546	29,260
*	Vita Food Products, Inc.	258	129
	Walgreen Co.	40,800	1,492,872
	Wal-Mart Stores, Inc.	199,748	9,567,929
	WD-40 Co.	3,700	146,779
	Weis Markets, Inc.	5,407	221,254
#	Whole Foods Market, Inc.	5,700	245,157
* #	Winn-Dixie Stores, Inc.	10,500	198,555
#	Wrigley (Wm.) Jr. Co.	9,958	637,312
*	Zapata Corp.	3,726	26,492
Total Consumer Staples			96,959,859

Energy — (8.5%)
*	Abraxas Petroleum Corp.	8,400	28,560
	Adams Resources & Energy, Inc.	1,000	24,900
*	Allis-Chalmers Energy, Inc.	6,700	101,505
#	Alon USA Energy, Inc.	7,600	211,432
*	American Oil & Gas, Inc.	4,400	28,336
	Anadarko Petroleum Corp.	33,040	1,870,064
	Apache Corp.	22,156	2,144,479
	Arch Coal, Inc.	14,600	552,756
*	Arena Resources, Inc.	5,400	202,986
	Atlas America, Inc.	2,182	123,894
*	ATP Oil & Gas Corp.	3,755	167,398
*	Atwood Oceanics, Inc.	5,000	436,250
	Baker Hughes, Inc.	16,050	1,288,333
	Barnwell Industries, Inc.	770	10,595
* #	Basic Energy Services, Inc.	8,105	158,047
	Berry Petroleum Corp. Class A	3,600	148,896
*	Bill Barret Corp.	9,900	382,140
	BJ Services Co.	29,980	736,908
*	Bois d’Arc Energy, Inc.	14,700	288,120
* #	Bolt Technology Corp.	970	37,898
*	Boots & Coots International Well Control, Inc.	15,700	19,939
*	Brigham Exploration Co.	7,750	53,552
*	Bristow Group, Inc.	4,600	253,000
*	Bronco Drilling Co., Inc.	5,600	80,416
	Cabot Oil & Gas Corp.	16,000	550,720
*	Callon Petroleum Co.	3,000	44,850
* #	Cameron International Corp.	7,300	680,579
#	CARBO Ceramics, Inc.	3,800	150,860
*	Carrizo Oil & Gas, Inc.	4,400	213,180
* #	Cheniere Energy, Inc.	7,300	254,040
	Chesapeake Energy Corp.	32,800	1,241,480
	Chevron Corp.	147,560	12,951,341
	Cimarex Energy Co.	17,640	681,433
	CKX Lands, Inc.	144	1,790

14

*	Clayton Williams Energy, Inc.	2,521	72,504
*	CNX Gas Corp.	9,400	289,520
*	Complete Production Services, Inc.	15,900	281,748
*	Comstock Resources, Inc.	8,810	295,135
	ConocoPhillips	113,389	9,075,656
	CONSOL Energy, Inc.	12,100	717,288
* #	Contango Oil & Gas Co.	1,300	61,360
	Crosstex Energy, Inc.	6,356	228,180
*	Dawson Geophysical Co.	1,370	91,817
	Delek US Holdings, Inc.	8,600	158,584
* #	Delta Petroleum Corp.	9,081	139,575
*	Denbury Resources, Inc.	14,000	746,480
	Devon Energy Corp.	30,800	2,550,548
#	Diamond Offshore Drilling, Inc.	6,700	780,081
*	Dresser-Rand Group, Inc.	14,059	500,500
*	Dril-Quip, Inc.	5,700	321,594
* #	Dune Energy, Inc.	10,200	20,502
*	Edge Petroleum Corp.	4,400	25,960
	El Paso Corp.	49,070	789,046
*	Encore Acquisition Co.	11,800	384,090
*	Endeavour International Corp.	18,100	22,263
*	Energy Partners, Ltd.	2,700	33,426
	ENSCO International, Inc.	21,700	1,168,545
	EOG Resources, Inc.	17,400	1,440,372
* #	Evergreen Energy, Inc.	5,900	21,653
*	Evolution Petroleum Corp.	3,300	13,530
*	Exterran Holdings, Inc.	8,964	717,479
	Exxon Mobil Corp.	184,725	16,470,081
*	FMC Technologies, Inc.	7,004	389,282
*	Forest Oil Corp.	16,394	771,830
#	Foundation Coal Holdings, Inc.	7,500	340,800
	Frontier Oil Corp.	12,860	568,412
* #	FX Energy, Inc.	1,700	12,648
*	Gasco Energy, Inc.	3,800	7,524
* #	GMX Resources, Inc.	1,231	39,380
* #	Goodrich Petroleum Corp.	2,813	68,722
*	Grant Prideco, Inc.	7,900	379,990
* #	Grey Wolf, Inc.	36,600	185,928
	Gulf Island Fabrication, Inc.	3,129	99,533
*	Gulfmark Offshore, Inc.	4,000	177,760
*	Gulfport Energy Corp.	6,139	127,814
	Halliburton Co.	41,231	1,509,467
*	Harvest Natural Resources, Inc.	7,700	100,331
*	Helix Energy Solutions Group, Inc.	19,266	782,007
#	Helmerich & Payne, Inc.	19,700	680,635
	Hess Corp.	21,700	1,545,474
*	Hkn, Inc.	2,200	18,920
	Holly Corp.	8,664	419,771
*	Horizon Offshore, Inc.	5,500	93,170
*	Hornbeck Offshore Services, Inc.	5,500	226,435
*	Houston American Energy Corp.	3,400	10,098
*	Infinity, Inc.	2,100	1,050
	Lufkin Industries, Inc.	3,010	156,550
	Marathon Oil Corp.	48,720	2,723,448
*	Mariner Energy, Inc.	19,448	421,633

15

	MarkWest Hydrocarbon, Inc.	902	55,293
	Massey Energy Co.	15,900	539,805
* #	Matrix Service Co.	2,900	75,661
*	McMoran Exploration Co.	5,600	65,856
*	Meridian Resource Corp.	19,600	34,104
*	Mexco Energy Corp.	111	477
*	Mitcham Industries, Inc.	1,700	30,940
#	Murphy Oil Corp.	23,150	1,655,688
*	NATCO Group, Inc. Class A	2,900	137,866
* #	National Coal Corp.	4,700	15,087
*	National-Oilwell, Inc.	24,000	1,635,600
*	Natural Gas Services Group	3,000	54,120
*	Newfield Exploration Co.	18,220	908,267
*	Newpark Resources, Inc.	17,300	93,074
	Noble Energy, Inc.	26,850	1,934,274
	Occidental Petroleum Corp.	51,424	3,587,852
*	Oceaneering International, Inc.	8,700	555,147
*	Oil States International, Inc.	9,710	307,904
*	OMNI Energy Services Corp.	2,800	14,224
	Overseas Shipholding Group, Inc.	6,510	466,116
* #	Pacific Ethanol, Inc.	3,000	18,330
	Panhandle Royalty Co.	964	26,144
* #	Parallel Petroleum Corp.	6,200	118,730
*	Parker Drilling Co.	24,816	177,434
	Patterson-UTI Energy, Inc.	33,000	622,050
	Peabody Energy Corp.	16,500	918,060
#	Penn Virginia Corp.	6,240	259,709
*	Petrohawk Energy Corp.	32,950	537,085
*	Petroleum Development Corp.	3,100	157,077
*	PetroQuest Energy, Inc.	9,773	129,883
*	PHI, Inc. (69336T106)	365	12,198
*	PHI, Inc. (69336T205)	2,600	82,914
*	Pioneer Drilling Co.	11,400	135,774
	Pioneer Natural Resources Co.	19,207	856,056
*	Plains Exploration & Production Co.	23,788	1,199,153
* #	PowerSecure International, Inc.	2,370	32,564
*	Pride International, Inc.	26,040	858,539
*	Quest Resource Corp.	4,888	39,397
* #	Quicksilver Resources, Inc.	12,800	647,680
	Range Resources Corp.	11,100	451,548
*	Rentech, Inc.	7,500	15,600
#	Rowan Companies, Inc.	22,520	797,208
	Royale Energy, Inc.	400	1,036
#	RPC, Inc.	14,660	162,726
#	Schlumberger, Ltd.	57,400	5,364,030
*	SEACOR Holdings, Inc.	4,800	434,736
	Smith International, Inc.	9,200	577,024
* #	Southwestern Energy Co.	10,580	526,567
	Spectra Energy Corp.	30,140	742,650
#	St. Mary Land & Exploration Co.	13,200	518,760
*	Stone Energy Corp.	5,600	253,120
* #	SulphCo, Inc.	3,600	19,080
#	Sunoco, Inc.	18,100	1,214,510
*	Superior Energy Services, Inc.	11,900	415,310
*	Superior Well Services, Inc.	4,800	93,072

16

*	Swift Energy Corp.	6,300	255,213
* #	Syntroleum Corp.	9,596	12,091
*	T-3 Energy Services, Inc.	100	5,041
	Tesoro Petroleum Corp.	21,520	1,058,354
* #	Teton Energy Corp.	2,900	12,093
*	TETRA Technologies, Inc.	11,400	180,234
*	TGC Industries, Inc.	2,485	22,489
	The Williams Companies, Inc.	27,910	968,756
	Tidewater, Inc.	11,900	581,791
* #	Toreador Resources Corp.	2,500	16,300
* #	Transmeridian Exploration, Inc.	8,674	15,353
*	Trico Marine Services, Inc.	3,300	116,721
*	Tri-Valley Corp.	1,200	7,428
* #	TXCO Resources, Inc.	7,000	84,350
*	Union Drilling, Inc.	5,000	63,500
*	Unit Corp.	9,100	406,952
#	USEC, Inc.	18,580	152,542
*	VAALCO Energy, Inc.	12,100	52,756
	Valero Energy Corp.	36,030	2,344,472
* #	Verenium Corp.	3,700	13,505
	W&T Offshore, Inc.	15,000	396,000
* #	Warren Resources, Inc.	11,600	148,016
* #	Westmoreland Coal Co.	1,400	22,610
*	Westside Energy Corp.	4,500	10,980
*	W-H Energy Services, Inc.	4,800	242,400
*	Whiting Petroleum Corp.	6,100	321,592
	World Fuel Services Corp.	4,462	141,178
	XTO Energy, Inc.	26,110	1,614,120
Total Energy			115,246,752

Financials — (15.9%)
*	1st Constitution Bancorp	434	6,510
	1st Independence Financial Group, Inc.	200	2,550
	1st Source Corp.	4,977	100,237
	21st Century Holding Co.	688	8,889
	Abigail Adams National Bancorp, Inc.	389	4,326
	Access National Corp.	1,976	11,500
	Advance America Cash Advance Centers, Inc.	11,500	104,880
	Advanta Corp. Class A	3,085	28,752
	Advanta Corp. Class B	5,850	58,558
* #	Affiliated Managers Group, Inc.	4,700	583,975
	Affirmative Insurance Holdings, Inc.	3,625	40,129
	AFLAC, Inc.	26,668	1,670,484
	Alabama National Bancorporation	3,732	288,446
	Alfa Corp.	12,331	266,473
*	Allegheny Corp.	1,477	604,093
	Alliance Financial Corp.	684	16,478
	Allstate Corp.	39,320	2,010,038
*	Alphatec Holdings, Inc.	1,827	8,386
*	AmComp, Inc.	1,400	13,846
#	Amcore Financial, Inc.	4,557	107,089
	Ameriana Bancorp	400	3,124
	American Bancorp of New Jersey, Inc.	2,283	24,428
#	American Capital Strategies, Ltd.	28,955	1,088,998
	American Equity Investment Life Holding Co.	11,550	104,065

17

	American Express Co.	59,323	3,498,871
	American Financial Group, Inc.	13,825	403,966
*	American Independence Corp.	1,861	17,103
	American International Group, Inc.	178,758	10,391,203
	American National Bankshares, Inc.	1,346	27,391
	American National Insurance Co.	5,093	608,868
	American Physicians Capital, Inc.	450	18,882
	American River Bankshares	1,185	23,878
*	American Spectrum Realty, Inc.	96	1,728
	American West Bancorporation	3,583	65,031
* #	AmeriCredit Corp.	19,500	223,665
	Ameriprise Financial, Inc.	16,772	984,349
	Ameris Bancorp	3,000	50,490
*	Amerisafe, Inc.	3,200	48,832
*	AmeriServe Financial, Inc.	3,436	10,033
#	Anchor Bancorp Wisconsin, Inc.	4,715	119,855
	AON Corp.	44,600	2,228,662
	Arrow Financial Corp.	1,685	36,211
#	Asset Acceptance Capital Corp.	6,000	67,800
	Associated Banc-Corp.	24,830	675,624
#	Assurant, Inc.	18,091	1,183,694
#	ASTA Funding, Inc.	3,100	112,096
	Astoria Financial Corp.	19,578	490,233
*	Atlantic American Corp.	2,737	4,790
	Atlantic Coast Federal Corp.	1,771	21,854
*	B of I Holding, Inc.	819	5,856
	Baldwin & Lyons, Inc. Class A	327	8,011
	Baldwin & Lyons, Inc. Class B	2,628	70,798
	BancFirst Corp.	2,939	137,428
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	7,700	191,268
	Bancorp Rhode Island, Inc.	800	28,728
	BancorpSouth, Inc.	17,300	423,158
	Bank Mutual Corp.	11,020	111,522
	Bank of America Corp.	309,300	14,268,009
	Bank of Commerce Holdings	968	8,702
*	Bank of Florida Corp.	1,729	22,131
	Bank of Granite Corp.	2,764	31,924
	Bank of Hawaii Corp.	8,100	421,767
	Bank of New York Mellon Corp.	78,058	3,743,662
	Bank of the Ozarks, Inc.	3,700	107,633
	BankFinancial Corp.	4,801	75,904
#	BankUnited Financial Corp. Class A	4,800	38,304
	Banner Corp.	3,438	103,002
	Bar Harbor Bankshares	433	13,726
#	BB&T Corp.	35,860	1,293,829
*	Beach First National Bancshares, Inc.	1,100	18,359
	Bear Stearns Companies, Inc.	6,400	638,080
	Benjamin Franklin Bancorp, Inc.	1,200	15,816
	Berkshire Bancorp, Inc.	1,000	15,760
	Berkshire Hills Bancorp, Inc.	2,168	52,617
	Beverly Hills Bancorp, Inc.	3,034	16,444
#	Blackrock, Inc.	7,500	1,487,775
*	BNCCORP., Inc.	409	6,205
	BOK Financial Corp.	13,679	748,788
#	Boston Private Financial Holdings, Inc.	7,834	215,748

18

	Brooke Corp.	1,300	9,009
	Brookline Bancorp, Inc.	13,017	133,424
	Brooklyn Federal Bancorp, Inc.	300	4,050
	Brown & Brown, Inc.	22,569	555,197
*	Brunswick Bancorp	200	2,300
	Bryn Mawr Bank Corp.	1,568	35,186
	C&F Financial Corp.	721	26,208
	Cadence Financial Corp.	2,017	32,978
	California First National Bancorp	2,006	24,894
	Camco Financial Corp.	900	10,791
	Camden National Corp.	1,496	44,431
	Capital Bank Corp.	2,288	29,767
#	Capital City Bank Group, Inc.	3,540	102,766
	Capital Corp. of the West	967	18,170
	Capital One Financial Corp.	26,726	1,424,763
	Capital Properties, Inc.	300	7,500
	Capital Southwest Corp.	875	105,210
#	Capitol Bancorp, Ltd.	2,500	50,100
#	Capitol Federal Financial	11,929	404,274
	Cardinal Financial Corp.	6,000	57,480
	Carrollton Bancorp	277	3,413
	Carver Bancorp, Inc.	200	2,900
	Cascade Financial Corp.	2,500	34,150
	Cash America International, Inc.	6,000	215,880
* #	Cash Systems, Inc.	1,000	5,190
#	Cathay General Bancorp	10,100	292,698
*	CB Richard Ellis Group, Inc.	12,700	301,625
* #	Centennial Bank Holdings, Inc.	9,100	45,955
	Center Bancorp, Inc.	2,383	28,501
	Center Financial Corp.	1,400	17,220
	Centerstate Banks of Florida, Inc.	2,800	34,916
	Central Bancorp, Inc.	62	1,410
	Central Pacific Financial Corp.	5,965	120,553
	Central Virginia Bankshares, Inc.	610	10,827
	Centrue Financial Corp.	1,076	23,672
	Century Bancorp, Inc. Class A	599	12,926
#	CFS Bancorp, Inc.	1,100	15,631
	Charter Financial Corp.	2,367	90,538
#	Chemical Financial Corp.	5,400	135,540
	Chittenden Corp.	7,475	261,849
	Chubb Corp.	28,607	1,560,512
	Cincinnati Financial Corp.	26,230	1,048,675
	CIT Group, Inc.	24,506	651,860
	Citigroup, Inc.	178,345	5,938,888
	Citizens Community Bancorp, Inc.	800	7,352
	Citizens First Bancorp, Inc.	1,640	24,141
	Citizens Holding Co.	600	11,994
	Citizens Republic Bancorp, Inc.	7,533	107,119
	Citizens South Banking Corp.	1,341	15,623
* #	Citizens, Inc.	7,970	52,283
	City Holding Co.	3,700	133,126
	City National Corp.	10,271	661,658
* #	Clayton Holdings, Inc.	600	2,358
#	Clifton Savings Bancorp, Inc.	5,171	54,813
	CNA Financial Corp.	39,090	1,385,350

19

*	CNA Surety Corp.	8,535	176,077
	CNB Financial Corp.	1,300	17,745
#	CoBiz Financial, Inc.	4,549	74,331
	Codorus Valley Bancorp, Inc.	690	12,427
#	Cohen & Steers, Inc.	3,800	107,806
*	Colonial Bankshares, Inc.	579	6,245
#	Colony Bankcorp, Inc.	1,153	18,448
	Columbia Bancorp	1,306	23,247
	Columbia Banking System, Inc.	4,000	123,240
	Comerica, Inc.	22,000	1,007,160
	Comm Bancorp, Inc.	300	14,448
	Commerce Bancorp, Inc.	30,250	1,204,555
	Commerce Bancshares, Inc.	14,654	664,304
	Commerce Group, Inc.	14,600	524,870
	Commercial National Financial Corp.	300	4,995
	Commonwealth Bankshares, Inc.	1,590	28,620
*	Community Bancorp	2,590	46,698
#	Community Bank System, Inc.	4,810	97,018
	Community Bankshares, Inc.	500	6,475
	Community Capital Corp.	635	11,100
	Community Central Bank Corp.	463	3,486
	Community Trust Bancorp, Inc.	3,200	90,400
	Community West Bancshares	983	11,329
	Compass Diversified Holdings	4,700	69,983
* #	CompuCredit Corp.	8,400	108,864
*	Conseco, Inc.	35,900	460,956
#	Consolidated-Tokoma Land Co.	662	41,772
*	Consumer Portfolio Services, Inc.	4,100	13,571
	Cooperative Bankshares, Inc.	764	10,459
*	Core-Mark Holding Co., Inc.	2,300	61,709
#	Corus Bankshares, Inc.	6,903	65,509
*	Cowen Group, Inc.	3,200	34,336
*	Cowlitz Bancorporation	573	7,145
	Crawford & Co. Class A	4,758	15,797
	Crawford & Co. Class B	5,480	21,920
*	Crescent Financial Corp.	1,580	16,100
	Cullen Frost Bankers, Inc.	12,500	657,625
#	CVB Financial Corp.	17,452	194,066
*	Dearborn Bancorp, Inc.	1,137	11,620
	Delphi Financial Group, Inc. Class A	7,115	273,501
#	Delta Financial Corp.	5,347	9,838
*	Diamond Hill Investment Group, Inc.	100	7,767
	Dime Community Bancshares	7,400	100,418
	Discover Financial Services	29,529	512,919
*	Dollar Financial Corp.	3,900	116,532
	Donegal Group, Inc. Class A	4,070	68,742
	Donegal Group, Inc. Class B	1,066	20,334
* #	E*TRADE Financial Corp.	47,751	219,655
	East West Bancorp, Inc.	12,974	349,649
*	Eastern Insurance Holdings, Inc.	835	13,552
	Eaton Vance Corp.	8,900	389,464
	ECB Bancorp, Inc.	500	12,750
	EMC Insurance Group, Inc.	900	21,915
*	Empire Financial Holding Co.	700	770
*	Encore Capital Group, Inc.	5,100	52,377

20

#	Enterprise Financial Services Corp.	2,517	57,715
	Erie Indemnity Co.	11,593	599,822
	ESB Financial Corp.	2,292	23,814
	Evans Bancorp, Inc.	216	3,672
*	EZCORP, Inc. Class A	4,900	61,544
#	F.N.B. Corp.	12,767	198,016
	FBL Financial Group, Inc. Class A	6,105	226,312
	Federal Agriculture Mortgage Corp. Class C	1,676	45,604
#	Federal Trust Corp.	936	2,995
	Federated Investors, Inc.	7,900	322,241
	Fidelity Bancorp, Inc.	200	2,970
	Fidelity National Financial, Inc.	31,870	497,809
	Fidelity Southern Corp.	1,600	17,600
	Fifth Third Bancorp	38,080	1,138,973
	Financial Federal Corp.	5,260	116,193
	Financial Institutions, Inc.	2,490	44,895
*	First Acceptance Corp.	9,200	37,168
	First Albany Companies, Inc.	700	819
	First American Corp.	15,297	522,851
	First Bancorp	2,877	54,979
	First Bancorp of Indiana, Inc.	96	1,375
*	First Bancshares, Inc.	200	3,320
#	First Busey Corp.	5,788	120,911
*	First Cash Financial Services, Inc.	4,100	69,700
#	First Charter Corp.	5,600	168,672
	First Citizens BancShares, Inc.	1,571	246,160
#	First Commonwealth Financial Corp.	14,291	166,347
	First Community Bancorp	6,710	301,883
#	First Community Bancshares, Inc.	1,747	56,096
	First Defiance Financial Corp.	1,621	35,824
	First Federal Bancshares of Arkansas, Inc.	702	10,705
	First Federal Bankshares, Inc.	600	9,300
	First Federal of Northern Michigan Bancorp, Inc.	300	2,157
	First Financial Bancorp	7,100	81,508
#	First Financial Bankshares, Inc.	2,465	96,135
	First Financial Corp.	2,623	74,441
	First Financial Holdings, Inc.	2,100	57,561
	First Financial Service Corp.	717	18,240
	First Franklin Corp.	197	2,222
#	First Horizon National Corp.	15,457	341,291
	First Indiana Corp.	2,325	74,051
*	First Keystone Financial, Inc.	270	3,240
	First M&F Corp.	1,750	28,840
#	First Marblehead Corp.	15,000	450,150
*	First Mariner Bancorp, Inc.	765	4,651
	First Merchants Corp.	3,000	65,070
	First Midwest Bancorp, Inc.	10,384	339,557
	First Mutual Bancshares, Inc.	1,102	29,258
* #	First National Bancshares, Inc.	300	3,972
	First National Lincoln Corp.	1,850	27,195
	First Niagara Financial Group, Inc.	20,540	255,312
	First PacTrust Bancorp, Inc.	633	12,787
	First Place Financial Corp.	2,600	37,544
*	First Regional Bancorp	2,624	57,833
	First Security Group, Inc.	1,354	12,863

21

#	First South Bancorp, Inc.	1,268	30,571
	First State Bancorporation	4,200	61,404
	First United Corp.	1,215	24,543
	First West Virginia Bancorp, Inc.	200	2,798
	Firstbank Corp.	984	15,492
*	FirstCity Financial Corp.	1,752	14,226
	FirstMerit Corp.	16,700	344,187
#	Flagstar Bancorp, Inc.	11,200	70,560
	Flushing Financial Corp.	4,400	70,664
	FNB Corp.	1,355	36,897
	FNB United Corp.	2,143	26,787
	Forest City Enterprises, Inc. Class A	6,100	305,854
	Forest City Enterprises, Inc. Class B	1,146	57,197
*	FPIC Insurance Group, Inc.	1,780	76,059
* #	Franklin Bank Corp.	2,046	8,695
* #	Franklin Credit Management Corp.	900	945
	Franklin Resources, Inc.	12,510	1,540,982
#	Frontier Financial Corp.	5,179	99,230
#	Fulton Financial Corp.	34,005	425,403
	Gallagher (Arthur J.) & Co.	15,100	396,828
	GAMCO Investors, Inc.	1,050	55,965
	Gateway Financial Holdings, Inc.	3,101	41,212
	GB&T Bancshares, Inc.	2,463	26,157
	German American Bancorp, Inc.	2,128	27,983
*	GFI Group, Inc.	2,814	274,027
#	Glacier Bancorp, Inc.	10,757	214,172
	Gouverneur Bancorp, Inc.	200	2,160
*	Great Lakes Bancorp, Inc.	2,775	35,770
	Great Pee Dee Bancorp, Inc.	162	3,601
	Great Southern Bancorp, Inc.	2,631	58,487
	Greater Community Bancorp	1,316	24,675
	Greene Bancshares, Inc.	2,668	79,693
	Greenhill & Co., Inc.	2,700	195,183
*	Grubb & Ellis Co.	1,847	9,531
	GS Financial Corp.	400	7,490
	Guaranty Federal Bancshares, Inc.	555	15,873
	Habersham Bancorp	200	2,942
*	Hallmark Financial Services, Inc.	4,989	74,635
#	Hancock Holding Co.	6,900	270,549
	Hanmi Financial Corp.	9,310	89,283
	Hanover Insurance Group, Inc.	9,900	446,490
	Harleysville Group, Inc.	5,900	206,500
#	Harleysville National Corp.	6,030	92,560
	Harleysville Savings Financial Corp.	573	7,449
	Harrington West Financial Group, Inc.	979	11,993
	Hartford Financial Services Group, Inc.	22,658	2,159,761
	Hawthorn Bancshares, Inc.	638	18,183
	HCC Insurance Holdings, Inc.	23,471	721,499
#	Heartland Financial USA, Inc.	2,756	55,092
	Hercules Technology Growth Capital, Inc.	152	1,795
	Heritage Commerce Corp.	1,767	31,453
	Heritage Financial Corp.	912	18,979
	Heritage Financial Group	1,900	25,650
	HF Financial Corp.	483	7,313
	Hilb Rogal Hamilton Co.	8,000	342,000

22

	Hingham Institution for Savings	200	6,200
	HMN Financial, Inc.	989	23,706
#	Home Bancshares, Inc.	3,500	70,105
	Home Federal Bancorp	553	13,825
	Home Federal Bancorp, Inc.	4,135	45,981
	HopFed Bancorp, Inc.	358	5,191
	Horace Mann Educators Corp.	8,400	164,304
	Horizon Financial Corp.	2,975	51,200
* #	HouseValues, Inc.	2,700	9,234
	Hudson City Bancorp, Inc.	80,961	1,232,226
	Huntington Bancshares, Inc.	51,135	802,308
	IBERIABANK Corp.	2,687	130,051
	IBT Bancorp, Inc.	462	8,039
	Imperial Capital Bancorp, Inc.	300	6,840
	Independence Holding Co.	3,052	41,385
	Independent Bank Corp. (MA)	3,000	86,820
	Independent Bank Corp. (MI)	2,881	27,542
	Infinity Property & Casualty Corp.	2,500	97,725
	Integra Bank Corp.	3,500	56,245
	International Bancshares Corp.	14,205	313,078
	International Securities Exchange Holdings, Inc.	2,821	189,543
	Intervest Bancshares Corp.	1,800	28,674
*	Investment Technology Group, Inc.	6,100	278,648
*	Investors Bancorp, Inc.	22,600	331,542
*	Investors Capital Holdings, Ltd.	600	3,000
	Investors Title Co.	326	12,306
	Irwin Financial Corp.	5,200	42,276
	Janus Capital Group, Inc.	26,782	899,072
	Jefferies Group, Inc.	24,613	629,108
	Jefferson Bancshares, Inc.	1,078	10,888
#	Jones Lang LaSalle, Inc.	5,400	453,978
	JPMorgan Chase & Co.	234,163	10,682,516
	Kearny Financial Corp.	1,853	23,459
	Kentucky First Federal Bancorp	216	2,171
	KeyCorp	56,120	1,478,201
#	K-Fed Bancorp	1,830	22,253
*	KMG America Corp.	100	620
	KNBT Bancorp, Inc.	4,245	67,326
*	Knight Capital Group, Inc.	17,200	229,620
* #	LaBranche & Co., Inc.	800	4,248
#	Lakeland Bancorp, Inc.	4,585	52,773
	Lakeland Financial Corp.	2,905	55,021
#	LandAmerica Financial Group, Inc.	3,000	78,960
	Landmark Bancorp, Inc.	354	9,738
	Leesport Financial Corp.	1,124	19,917
	Legacy Bancorp, Inc.	1,706	21,717
	Legg Mason, Inc.	19,100	1,457,521
	Lehman Brothers Holdings, Inc.	30,140	1,887,668
#	Leucadia National Corp.	33,129	1,555,738
	Lincoln Bancorp	915	14,603
	Lincoln National Corp.	18,744	1,154,068
#	LNB Bancorp, Inc.	1,858	26,476
	Loews Corp.	38,226	1,826,821
	LSB Corp.	600	9,726
	LSB Financial Corp.	210	4,462

23

	M&T Bank Corp.	16,300	1,482,648
#	Macatawa Bank Corp.	2,132	21,277
	MainSource Financial Group, Inc.	4,150	62,499
*	Markel Corp.	1,500	723,225
* #	MarketAxess Holdings, Inc.	4,500	64,620
*	Marlin Business Services, Inc.	2,000	27,000
	Marsh & McLennan Companies, Inc.	46,261	1,162,076
	Marshall & Ilsley Corp.	39,013	1,227,739
	MASSBANK Corp.	850	30,770
	Mastercard, Inc.	3,700	742,405
	Mayflower Bancorp, Inc.	210	2,576
	MB Financial, Inc.	6,913	219,142
	MBT Financial Corp.	2,998	28,481
	MCG Capital Corp.	10,800	122,040
*	Meadowbrook Insurance Group, Inc.	800	7,352
	Medallion Financial Corp.	4,200	41,286
	Mercantile Bancorp, Inc.	1,100	28,930
	Mercantile Bank Corp.	960	16,445
	Mercer Insurance Group, Inc.	1,735	30,727
	Merchants Bancshares, Inc.	1,283	29,894
#	Mercury General Corp.	11,900	617,491
	Merrill Lynch & Co., Inc.	48,634	2,915,122
	Meta Financial Group, Inc.	354	13,933
	MetLife, Inc.	51,145	3,354,601
	MetroCorp Bancshares, Inc.	1,964	28,046
	MFB Corp.	200	5,157
	MicroFinancial, Inc.	2,809	17,500
	Mid Penn Bancorp, Inc.	430	10,879
	Midland Co.	3,231	206,655
	MidSouth Bancorp, Inc.	922	19,510
#	Midwest Banc Holdings, Inc.	5,364	67,586
	MidWestOne Financial Group, Inc.	438	7,424
	Monroe Bancorp	885	14,381
#	Moody’s Corp.	11,320	426,311
	Morgan Stanley	72,760	3,835,907
*	Move, Inc.	21,200	49,820
	MutualFirst Financial, Inc.	832	14,477
	Nara Bancorp, Inc.	5,190	69,235
*	Nasdaq Stock Market, Inc.	21,275	922,484
	National City Corp.	51,676	1,021,118
	National Financial Partners Corp.	6,910	313,714
#	National Interstate Corp.	2,736	90,096
#	National Penn Bancshares, Inc.	7,729	121,423
	National Security Group, Inc.	200	3,598
	National Western Life Insurance Co. Class A	500	100,485
	Nationwide Financial Services, Inc.	8,014	358,707
*	Navigators Group, Inc.	3,800	223,060
	NBT Bancorp, Inc.	6,964	173,613
#	Nelnet, Inc. Class A	6,700	92,393
	New England Bancshares, Inc.	945	11,293
	New Hampshire Thrift Bancshares, Inc.	1,479	18,487
	New Westfield Financial, Inc.	6,488	62,674
#	New York Community Bancorp, Inc.	49,528	921,716
	NewAlliance Bancshares, Inc.	21,938	283,000
	NewBridge Bancorp	2,376	23,665

24

*	Newtek Business Services, Inc.	2,880	3,485
*	NexCen Brands, Inc.	8,000	36,000
	North Central Bancshares, Inc.	200	6,572
*	North Pointe Holdings Corp.	200	2,124
	North Valley Bancorp	1,261	18,411
	Northeast Bancorp	200	3,100
	Northeast Community Bancorp, Inc.	1,956	22,866
	Northern Trust Corp.	17,613	1,426,477
	Northrim Bancorp, Inc.	1,550	29,031
#	Northwest Bancorp, Inc.	10,263	284,696
	Norwood Financial Corp.	340	10,455
	NYMAGIC, Inc.	2,000	44,560
	NYSE Euronext	17,200	1,489,520
	Oak Hill Financial, Inc.	900	27,072
	OceanFirst Financial Corp.	2,197	36,163
	Odyssey Re Holdings Corp.	11,330	436,658
	Ohio Valley Banc Corp.	662	16,874
#	Old National Bancorp	13,730	219,405
	Old Republic International Corp.	33,296	499,773
	Old Second Bancorp, Inc.	2,536	67,179
	Omega Financial Corp.	2,658	82,265
	optionsXpress Holding, Inc.	6,100	185,501
	PAB Bankshares, Inc.	1,680	25,183
	Pacific Capital Bancorp	10,200	209,610
	Pacific Continental Corp.	1,956	28,753
*	Pacific Mercantile Bancorp	1,400	18,522
*	Pacific Premier Bancorp, Inc.	670	6,271
*	Pacific State Bancorp	500	6,465
	Pamrapo Bancorp, Inc.	800	16,296
	Park Bancorp, Inc.	153	3,791
#	Park National Corp.	2,908	219,758
	Parkvale Financial Corp.	999	28,781
	Partners Trust Financial Group, Inc.	7,429	94,720
	Patriot Capital Funding, Inc.	4,480	48,026
	Peapack-Gladstone Financial Corp.	1,372	34,403
• #	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	4,389	28,967
	Penns Woods Bancorp, Inc.	699	22,347
*	Pennsylvania Commerce Bancorp, Inc.	1,236	34,695
	Peoples Bancorp of Indiana	470	7,449
	Peoples Bancorp of North Carolina	966	15,823
	Peoples Bancorp, Inc.	2,500	60,475
	Peoples Community Bancorp	1,000	15,180
#	People’s United Financial, Inc.	43,290	734,631
*	Philadelphia Consolidated Holding Corp.	14,531	618,730
*	Pico Holdings, Inc.	3,700	142,413
	Pinnacle Bancshares, Inc.	200	2,484
*	Pinnacle Financial Partners, Inc.	3,450	100,498
*	Piper Jaffray Companies, Inc.	200	9,264
*	PMA Capital Corp. Class A	7,202	62,945
	PNC Financial Services Group, Inc.	22,176	1,623,505
#	Portfolio Recovery Associates, Inc.	2,500	100,700
	Preferred Bank	1,600	42,768
	Premier Financial Bancorp, Inc.	600	7,800
	Presidential Life Corp.	700	12,068

25

	Princeton National Bancorp, Inc.	746	17,919
	Principal Financial Group, Inc.	17,320	1,134,287
#	PrivateBancorp, Inc.	4,500	137,745
*	ProAssurance Corp.	7,400	405,816
	ProCentury Corp.	2,390	33,627
	Progressive Corp.	110,780	2,038,352
#	Prosperity Bancshares, Inc.	9,234	296,781
	Protective Life Corp.	13,500	558,630
	Providence Community Bancshares, Inc.	200	4,079
	Provident Bankshares Corp.	6,210	145,624
	Provident Financial Holdings, Inc.	1,135	20,725
	Provident Financial Services, Inc.	12,520	186,047
#	Provident New York Bancorp	8,600	104,920
	Prudential Financial, Inc.	32,850	3,092,499
	PSB Holdings, Inc.	1,100	9,630
	Pulaski Financial Corp.	1,699	18,332
#	QC Holdings, Inc.	2,940	40,837
#	Radian Group, Inc.	6,610	74,957
	Rainier Pacific Financial Group, Inc.	1,226	18,157
#	Raymond James Financial, Inc.	24,183	785,464
#	Regions Financial Corp.	39,516	1,044,408
	Reinsurance Group of America, Inc.	12,000	649,320
	Renasant Corp.	4,227	82,469
	Republic Bancorp, Inc. Class A	2,799	45,484
*	Republic First Bancorp, Inc.	1,166	8,978
#	Resource America, Inc.	2,658	43,113
*	Rewards Network, Inc.	4,155	21,731
	Riverview Bancorp, Inc.	2,420	31,702
	RLI Corp.	4,957	295,586
	Rockville Financial, Inc.	1,100	15,037
	Rome Bancorp, Inc.	1,300	15,145
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	18,981
*	RTW, Inc.	100	1,227
	Rurban Financial Corp.	749	9,685
	S&T Bancorp, Inc.	4,762	152,527
#	S.Y. Bancorp, Inc.	3,051	72,187
	SAFECO Corp.	16,720	964,911
	Safety Insurance Group, Inc.	3,600	131,436
	Salisbury Bancorp, Inc.	300	10,245
	Sanders Morris Harris Group, Inc.	4,904	47,716
	Sandy Spring Bancorp, Inc.	3,600	105,696
	SCBT Financial Corp.	1,660	51,460
	Schwab (Charles) Corp.	53,501	1,300,609
*	SCPIE Holdings, Inc.	1,870	50,808
*	Seabright Insurance Holdings	4,422	68,585
#	Seacoast Banking Corp. of Florida	3,161	39,671
#	Security Bank Corp.	3,302	37,214
*	Security National Financial Corp. Class A	735	3,300
	SEI Investments Co.	11,936	370,255
	Selective Insurance Group, Inc.	10,900	257,131
	Shore Bancshares, Inc.	433	10,284
	Shore Financial Corp.	320	3,864
	Siebert Financial Corp.	3,562	11,933
#	Sierra Bancorp	1,726	43,081
*	Signature Bank	1,078	39,940

26

#	Simmons First National Corp. Class A	2,911	75,948
	SLM Corp.	10,930	416,214
* #	Smithtown Bancorp, Inc.	140	2,944
	Somerset Hills Bancorp	933	11,364
	South Financial Group, Inc.	14,200	254,464
	South Street Financial Corp.	600	4,227
*	Southcoast Financial Corp.	1,091	16,256
	Southern Community Financial Corp.	3,325	22,610
*	Southern Connecticut Bancorp, Inc.	400	2,920
*	Southern First Bancshares, Inc.	406	7,308
	Southside Bancshares, Inc.	3,021	57,852
	Southwest Bancorp, Inc.	2,804	50,332
	Southwest Georgia Financial Corp.	300	5,370
	Sovereign Bancorp, Inc.	58,303	686,226
	StanCorp Financial Group, Inc.	11,300	588,617
	State Auto Financial Corp.	8,032	223,932
	State Bancorp, Inc.	2,798	40,907
	State Street Corp.	18,088	1,445,050
	Sterling Bancorp	3,778	50,474
	Sterling Bancshares, Inc.	15,465	190,838
	Sterling Financial Corp.	10,047	180,143
	Sterling Financial Corp. (PA)	4,976	85,338
	Stewart Information Services Corp.	3,400	92,038
* #	Stifel Financial Corp.	3,100	144,305
*	Stratus Properties, Inc.	1,854	58,216
	Student Loan Corp.	4,173	586,348
#	Suffolk Bancorp	1,274	39,316
*	Sun American Bancorp	787	3,746
*	Sun Bancorp, Inc.	4,627	77,965
#	SunTrust Banks, Inc.	24,848	1,742,093
* #	Superior Bancorp	4,321	25,883
	Susquehanna Bancshares, Inc.	14,928	296,930
	Sussex Bancorp	300	3,723
*	SVB Financial Group	5,200	267,696
	SWS Group, Inc.	4,800	65,088
	Synovus Financial Corp.	46,600	1,159,874
	T. Rowe Price Group, Inc.	18,763	1,153,549
	Taylor Capital Group, Inc.	2,300	50,922
	TCF Financial Corp.	20,900	405,669
*	TD Ameritrade Holding Corp.	35,000	654,150
	Team Financial, Inc.	400	5,828
	Teche Holding Co.	100	3,970
* #	Tejon Ranch Co.	2,500	96,625
#	Temecula Valley Bancorp, Inc.	1,218	13,642
*	Texas Capital Bancshares, Inc.	5,742	121,041
	TF Financial Corp.	600	15,894
*	The Bancorp, Inc.	1,800	29,088
	The Colonial BancGroup, Inc.	31,683	504,393
	The Goldman Sachs Group, Inc.	20,653	4,680,796
*	The Intergroup Corp.	200	3,612
	The Phoenix Companies, Inc.	1,300	15,626
	The Savannah Bancorp, Inc.	930	19,363
#	The St. Joe Corp.	5,902	167,912
	The Travelers Companies, Inc.	44,480	2,362,333
#	The Wilber Corp.	1,225	11,049

27

*	Thomas Weisel Partners Group, Inc.	5,200	71,448
	TIB Financial Corp.	1,700	15,164
	TierOne Corp.	2,296	53,726
	Timberland Bancorp, Inc.	1,600	24,800
#	Tompkins Financial Corp.	1,471	62,591
	Torchmark Corp.	14,110	870,305
	Tower Financial Corp.	350	4,410
	Tower Group, Inc.	3,200	103,744
*	Tradestation Group, Inc.	7,200	85,896
	Transatlantic Holdings, Inc.	9,998	743,351
	Trico Bancshares	3,322	70,460
#	TrustCo Bank Corp. (NY)	11,728	124,669
#	Trustmark Corp.	11,986	305,164
	U.S. Bancorp	72,240	2,390,422
#	UCBH Holdings, Inc.	21,494	345,624
	UMB Financial Corp.	8,700	327,294
	Umpqua Holdings Corp.	8,354	134,834
*	Unico American Corp.	100	1,040
	Union Bankshares Corp.	2,749	56,932
	Union Bankshares, Inc.	561	11,599
	UnionBanCal Corp.	21,140	1,141,349
	United Bancshares, Inc.	492	6,667
	United Bankshares, Inc.	9,035	280,808
*	United Capital Corp.	1,378	35,001
#	United Community Banks, Inc.	7,400	140,304
#	United Community Financial Corp.	2,397	13,591
	United Financial Bancorp, Inc.	3,849	41,454
	United Fire & Casualty Co.	5,500	169,510
*	United PanAm Financial Corp.	2,900	16,240
#	United Security Bancshares (CA)	1,336	20,775
	United Western Bancorp, Inc.	1,800	37,818
	Unitrin, Inc.	12,500	578,250
	Unity Bancorp, Inc.	603	5,505
*	Universal American Financial Corp.	15,420	367,613
#	Univest Corporation of Pennsylvania	2,492	53,080
	Unum Group	55,190	1,370,920
	USB Holding Co., Inc.	3,704	78,080
#	Valley National Bancorp	16,563	324,635
#	Vineyard National Bancorp Co.	2,597	28,048
* #	Virginia Commerce Bancorp, Inc.	3,135	39,282
#	Virginia Financial Group, Inc.	2,514	43,392
	W. R. Berkley Corp.	28,649	876,086
#	Wachovia Corp.	112,711	4,846,573
	Waddell & Reed Financial, Inc.	6,800	232,424
	Wainwright Bank & Trust Co.	1,396	18,036
	Washington Banking Co.	1,310	23,803
	Washington Federal, Inc.	16,831	395,024
	Washington Savings Bank, F.S.B.	786	4,575
	Washington Trust Bancorp, Inc.	2,948	73,258
*	Wauwatosa Holdings, Inc.	6,700	89,378
	Wayne Savings Bancshares, Inc.	275	3,063
	Webster Financial Corp.	10,484	353,206
	Wells Fargo & Co.	231,335	7,502,194
	Wesbanco, Inc.	3,300	79,134
	Wesco Financial Corp.	1,163	502,416

28

	West Bancorporation	2,830	39,733
	West Coast Bancorp	3,003	59,940
#	Westamerica Bancorporation	4,604	216,434
* #	Western Alliance Bancorp	5,000	110,300
	Westwood Holdings Group, Inc.	500	18,900
	Whitney Holding Corp.	13,500	369,900
	Willow Financial Bancorp, Inc.	3,798	35,701
	Wilmington Trust Corp.	14,300	510,796
	Wilshire Bancorp, Inc.	3,773	35,164
*	Wilshire Enterprises, Inc.	100	389
	Wintrust Financial Corp.	4,600	162,472
*	World Acceptance Corp.	2,628	82,966
	WVS Financial Corp.	300	4,833
	Zenith National Insurance Corp.	7,764	326,321
	Zions Bancorporation	15,460	843,652
* #	ZipRealty, Inc.	4,600	22,908
Total Financials			215,414,592

Health Care — (10.2%)
*	Abaxis, Inc.	3,300	109,461
	Abbott Laboratories	76,605	4,405,554
* #	Abiomed, Inc.	4,833	62,104
* #	Abraxis Bioscience, Inc.	2,755	162,545
* #	Acadia Pharmaceuticals, Inc.	5,900	66,906
*	Accelrys, Inc.	6,374	51,183
*	Accentia Biopharmaceuticals, Inc.	4,200	9,996
*	Acusphere, Inc.	3,000	2,400
* #	Adams Respiratory Therapeutics, Inc.	5,100	220,014
* #	Adolor Corp.	4,100	15,990
* #	Advanced Life Sciences Holdings, Inc.	7,400	15,392
* #	Advanced Medical Optics, Inc.	11,800	297,596
* #	ADVENTRX Pharmaceuticals, Inc.	10,500	5,554
	Aetna, Inc.	36,200	2,022,856
* #	Affymetrix, Inc.	10,800	225,180
*	Air Methods Corp.	2,000	105,300
* #	Akorn, Inc.	6,281	47,987
*	Albany Molecular Research, Inc.	5,500	72,655
* #	Alexion Pharmaceuticals, Inc.	3,100	225,432
*	Alexza Pharmaceuticals, Inc.	4,300	37,668
*	Align Technology, Inc.	4,900	82,761
*	Alkermes, Inc.	7,587	108,191
	Allergan, Inc.	14,200	951,968
*	Alliance Imaging, Inc.	8,300	79,265
*	Allied Healthcare International, Inc.	8,375	20,602
*	Allied Healthcare Products, Inc.	900	5,625
*	Allion Healthcare, Inc.	3,927	23,012
* #	Allos Therapeutics, Inc.	4,300	29,713
*	Allscripts Healthcare Solutions, Inc.	8,436	149,233
*	Almost Family, Inc.	622	11,955
*	Alnylam Pharmaceuticals, Inc.	4,200	137,004
	Alpharma, Inc. Class A	8,510	178,710
*	Amag Pharmaceuticals, Inc.	1,255	72,326
*	Amedisys, Inc.	4,834	206,218
*	America Services Group, Inc.	1,900	15,314
*	American Dental Partners, Inc.	2,847	56,741

29

* #	American Medical Systems Holdings, Inc.	11,715	160,144
	American Shared Hospital Services	508	1,539
*	AMERIGROUP Corp.	10,600	364,322
	AmerisourceBergen Corp.	27,860	1,264,008
*	Amgen, Inc.	41,275	2,280,444
*	AMICAS, Inc.	8,931	22,060
*	AMN Healthcare Services, Inc.	4,300	72,584
*	Amsurg Corp.	6,500	168,090
* #	Amylin Pharmaceuticals, Inc.	8,600	328,434
	Analogic Corp.	3,081	165,819
*	Anesiva, Inc.	4,300	21,844
*	AngioDynamics, Inc.	3,968	77,019
*	Anika Therapeutics, Inc.	1,970	27,718
* #	Antigenics, Inc.	6,699	14,336
*	AP Pharma, Inc.	57	96
* #	APP Pharmaceuticals, Inc.	21,020	246,985
	Applera Corp. - Applied Biosystems Group	9,770	333,743
*	Applera Corp. - Celera Group	12,710	192,175
*	Apria Healthcare Group, Inc.	8,500	184,195
*	Aradigm Corp.	500	850
* #	Arena Pharmaceuticals, Inc.	11,100	97,125
* #	Ariad Pharmaceuticals, Inc.	4,400	19,800
* #	Arqule, Inc.	6,893	44,736
*	Array BioPharma, Inc.	4,000	44,280
* #	Arrhythmia Research Technology, Inc.	200	1,648
* #	Arthrocare Corp.	4,500	243,585
* #	Aspect Medical Systems, Inc.	1,400	20,804
* #	AtheroGenics, Inc.	2,100	1,176
*	AtriCure, Inc.	1,400	16,058
	Atrion Corp.	300	35,631
* #	ATS Medical, Inc.	1,700	3,349
*	Avalon Pharmaceuticals, Inc.	1,800	6,606
*	AVANIR Pharmaceuticals Class A	4,700	8,037
* #	AVI BioPharma, Inc.	3,800	8,854
*	Avigen, Inc.	4,451	18,605
	Bard (C.R.), Inc.	6,300	532,539
*	Barr Laboratories, Inc.	10,440	560,628
*	Barrier Therapeutics, Inc.	4,000	16,720
	Baxter International, Inc.	32,588	1,951,044
	Beckman Coulter, Inc.	9,336	660,335
	Becton Dickinson & Co.	11,059	914,911
*	Bentley Pharmaceuticals, Inc.	3,400	42,806
*	Bioanalytical Systems, Inc.	400	3,456
* #	BioCryst Pharmaceuticals, Inc.	3,700	23,495
	Biogen Idec, Inc.	21,650	1,604,698
*	Bio-Imaging Technologies, Inc.	1,100	10,461
* #	BioLase Technology, Inc.	1,000	2,930
*	BioMarin Pharmaceutical, Inc.	7,994	219,835
*	Bio-Rad Laboratories, Inc. Class A	4,000	403,640
*	Bio-Rad Laboratories, Inc. Class B	388	39,685
* #	Bio-Reference Laboratories, Inc.	2,200	73,634
*	BioSante Pharmaceuticals, Inc.	700	3,157
*	BioScrip, Inc.	6,200	54,498
*	BioSphere Medical, Inc.	1,575	9,182
*	Boston Scientific Corp.	40,550	512,146

30

*	Bovie Medical Corp.	900	5,787
*	Bradley Pharmaceuticals, Inc.	3,110	61,236
	Bristol-Myers Squibb Co.	90,408	2,678,789
#	Brookdale Senior Living, Inc.	14,400	476,640
*	Bruker BioSciences Corp.	16,967	157,623
* #	BSD Medical Corp.	2,100	11,571
*	Caliper Life Sciences, Inc.	11,760	64,327
	Cambrex Corp.	4,200	32,508
*	Candela Corp.	2,000	12,400
*	Cantel Medical Corp.	3,700	65,453
*	Capital Senior Living Corp.	3,760	30,870
*	Caraco Pharmaceutical Laboratories, Ltd.	2,200	32,472
*	Cardiac Science Corp.	5,250	44,257
	Cardinal Health, Inc.	16,938	1,025,596
*	Cardiotech International, Inc.	200	184
* #	Celgene Corp.	17,783	1,094,544
* #	Cell Genesys, Inc.	7,600	17,708
* #	Cell Therapeutics, Inc.	200	518
*	Celsion Corp.	1,200	4,992
*	Centene Corp.	7,100	177,500
* #	Cephalon, Inc.	6,500	486,980
* #	Cepheid, Inc.	7,300	157,899
* #	Cerner Corp.	5,900	352,525
*	Cerus Corp.	5,700	44,004
*	Chad Therapeutics, Inc.	200	80
*	Charles River Laboratories International, Inc.	14,190	901,491
	Chemed Corp.	4,000	216,600
	Cigna Corp.	14,500	777,345
*	Clinical Data, Inc.	1,950	48,067
*	Collagenex Pharmaceuticals, Inc.	2,900	23,084
* #	Columbia Laboratories, Inc.	4,190	9,637
*	Combinatorx, Inc.	7,724	41,169
*	Community Health Systems, Inc.	18,361	613,625
	Computer Programs & Systems, Inc.	500	11,135
* #	Conceptus, Inc.	2,000	40,180
*	Conmed Corp.	5,600	139,328
#	Cooper Companies, Inc.	9,500	408,785
*	Corvel Corp.	2,200	51,150
*	Covance, Inc.	8,500	742,305
*	Coventry Health Care, Inc.	15,002	868,316
*	Critical Therapeutics, Inc.	13,232	24,082
*	Criticare Systems, Inc.	900	2,790
*	Cross Country Healthcare, Inc.	6,500	94,640
*	CryoLife, Inc.	2,300	16,514
*	Cubist Pharmaceuticals, Inc.	4,200	89,208
*	CuraGen Corp.	4,200	4,452
*	Curis, Inc.	600	546
*	Cutera, Inc.	1,800	27,252
*	CV Therapeutics, Inc.	9,500	82,840
* #	Cyberonics, Inc.	1,600	21,824
* #	Cyclacel Pharmaceuticals, Inc.	2,623	14,558
*	Cynosure, Inc. Class A	1,300	38,597
*	Cypress Bioscience, Inc.	5,700	69,540
* #	Cytogen Corp.	1,800	1,098
*	Cytokinetics, Inc.	450	2,187

31

*	Cytomedix, Inc.	900	3,114
*	Cytori Therapeutics, Inc.	2,800	15,428
	Datascope Corp.	3,340	122,211
	DaVita, Inc.	6,400	396,544
*	Daxor Corp.	1,000	15,990
* #	Dendreon Corp.	10,700	53,500
	Dentsply International, Inc.	10,704	457,917
* #	DepoMed, Inc.	3,400	9,860
* #	Dexcom, Inc.	2,300	19,895
*	Dialysis Corporation of America	1,100	9,251
*	Digirad Corp.	3,700	13,246
*	Dionex Corp.	1,500	126,705
* #	Discovery Laboratories, Inc.	4,800	14,016
* #	Durect Corp.	4,444	25,775
*	DUSA Pharmaceuticals, Inc.	700	1,498
* #	Dyadic International, Inc.	2,300	11,033
*	Dyax Corp.	12,000	45,600
*	Dynavax Technologies Corp.	3,400	15,538
* #	Eclipsys Corp.	5,201	120,663
* #	Edwards Lifesciences Corp.	8,700	430,215
	Eli Lilly & Co.	56,444	2,988,710
* #	Elite Pharmaceuticals, Inc.	1,000	2,100
*	Emeritus Corp.	2,991	75,373
*	Emisphere Technologies, Inc.	5,429	17,699
* #	Encysive Pharmaceuticals, Inc.	2,400	1,608
*	Endo Pharmaceuticals Holdings, Inc.	7,400	202,834
*	Endologix, Inc.	10,230	27,007
*	Enzo Biochem, Inc.	5,700	62,472
* #	Enzon Pharmaceuticals, Inc.	9,600	90,816
* #	EPIX Pharmaceuticals, Inc.	4,366	13,884
*	eResearch Technology, Inc.	7,378	87,503
*	etrials Worldwide, Inc.	1,100	3,300
*	ev3, Inc.	9,511	139,241
*	Exact Sciences Corp.	2,400	10,296
*	Exactech, Inc.	2,000	39,380
*	Exelixis, Inc.	8,300	72,459
	Express Scripts, Inc.	16,600	1,124,650
*	E-Z-EM, Inc.	2,553	52,847
*	Farville, Inc.	4,400	8,492
* #	Five Star Quality Care, Inc.	3,800	35,834
*	Forest Laboratories, Inc.	12,071	465,337
*	Gene Logic, Inc.	4,177	4,098
*	Genentech, Inc.	48,848	3,724,660
* #	Genitope Corp.	8,616	36,273
*	Gen-Probe, Inc.	6,500	434,785
*	Gentiva Health Services, Inc.	6,165	111,340
* #	GenVec, Inc.	3,700	6,808
*	Genzyme Corp.	13,310	997,318
* #	Geron Corp.	11,366	73,538
*	Gilead Sciences, Inc.	46,480	2,163,179
*	Greatbatch, Inc.	5,000	102,900
*	Haemonetics Corp.	3,400	197,234
* #	Halozyme Therapeutics, Inc.	5,300	44,944
* #	Hana Biosciences, Inc.	1,300	1,547
*	Hanger Orthopedic Group, Inc.	4,600	48,116

32

*	Harvard Bioscience, Inc.	7,727	32,762
*	Health Grades, Inc.	2,100	11,403
	Health Management Associates, Inc.	35,800	243,798
*	Health Net, Inc.	10,740	521,749
*	HealthExtras, Inc.	7,400	196,618
*	Healthspring, Inc.	2,400	45,360
*	HealthStream, Inc.	2,388	7,570
*	HealthTronics, Inc.	7,800	33,072
* #	Healthways, Inc.	4,800	280,176
*	Hemispherx Biopharma, Inc.	850	1,105
	Henry Schein, Inc.	8,600	508,690
	Hillenbrand Indutries, Inc.	10,100	543,784
* #	Hi-Tech Pharmacal Co., Inc.	2,250	22,590
*	HLTH Corp.	32,100	449,079
*	HMS Holdings Corp.	3,100	96,255
*	Hollis-Eden Pharmaceuticals, Inc.	2,500	4,750
* #	Hologic, Inc.	15,848	1,052,149
	Hooper Holmes, Inc.	10,000	16,300
*	Hospira, Inc.	9,555	413,731
*	Human Genome Sciences, Inc.	10,628	110,637
	Humana, Inc.	16,410	1,264,062
* #	Hythiam, Inc.	3,367	10,875
*	ICU Medical, Inc.	3,000	111,360
*	Idenix Pharmaceuticals, Inc.	100	239
* #	Idera Pharmaceuticals, Inc.	1,200	14,580
*	IDEXX Laboratories, Inc.	4,800	290,400
* #	IDM Pharma, Inc.	1,204	1,300
* #	I-Flow Corp.	3,910	65,180
*	Illumina, Inc.	4,601	265,892
*	ImClone Systems, Inc.	14,100	635,769
*	Immtech International, Inc.	2,100	12,873
*	Immucor, Inc.	4,350	144,289
* #	Immunicon Corp.	2,600	2,496
*	ImmunoGen, Inc.	6,786	32,573
* #	Immunomedics, Inc.	8,500	19,210
*	Implant Sciences Corp.	1,200	1,680
	IMS Health, Inc.	13,800	322,230
*	Incyte Corp.	10,400	89,232
*	Indevus Pharmaceuticals, Inc.	8,379	62,759
*	Infinity Pharmaceuticals, Inc.	2,775	26,612
*	Inhibitex, Inc.	100	97
*	Inovio Biomedical Corp.	5,300	4,982
*	Inspire Pharmaceuticals, Inc.	5,400	32,184
* #	Integra LifeSciences Holdings	4,028	166,961
*	IntegraMed America, Inc.	1,470	18,301
* #	Interleukin Genetics, Inc.	3,515	5,624
* #	InterMune, Inc.	4,700	76,328
* #	Interpharm Holdings, Inc.	526	331
* #	Introgen Therapeutics, Inc.	3,500	13,720
* #	Intuitive Surgical, Inc.	2,000	655,360
	Invacare Corp.	6,000	156,000
*	Inventiv Health, Inc.	4,900	142,982
	Inverness Medical Innovations, Inc.	8,799	516,325
*	Invitrogen Corp.	9,300	902,193
*	Iridex Corp.	1,100	2,992

33

*	IRIS International, Inc.	2,700	48,870
* #	Isis Pharmaceuticals, Inc.	5,697	100,780
*	Isolagen, Inc.	4,910	13,993
*	Ista Pharmaceuticals, Inc.	5,600	28,952
* #	I-Trax, Inc.	5,900	21,358
* #	Javelin Pharmaceuticals, Inc.	3,432	14,277
	Johnson & Johnson	135,866	9,203,563
* #	Kendle International, Inc.	2,400	103,608
*	Kensey Nash Corp.	1,500	40,440
*	Keryx Biopharmaceuticals, Inc.	7,000	64,400
	Kewaunee Scientific Corp.	300	5,847
*	Kindred Healthcare, Inc.	7,900	194,103
* #	Kinetic Concepts, Inc.	5,300	310,792
*	King Pharmaceuticals, Inc.	38,200	404,538
*	Kosan Biosciences, Inc.	5,221	24,904
*	K-V Pharmaceutical Co. Class A	5,992	168,974
*	K-V Pharmaceutical Co. Class B	1,991	56,146
* #	La Jolla Pharmaceutical Co.	4,800	17,808
*	Laboratory Corp. of America Holdings	11,400	828,438
	Landauer, Inc.	670	33,641
*	Langer, Inc.	1,300	3,250
*	Lannet Co., Inc.	4,554	16,394
#	LCA-Vision, Inc.	1,557	25,317
*	Lexicon Pharmaceuticals, Inc.	6,200	21,514
*	LHC Group, Inc.	2,300	58,880
*	Lifecell Corp.	2,400	97,320
*	Lifecore Biomedical, Inc.	1,900	23,294
*	LifePoint Hospitals, Inc.	9,917	313,774
* #	Lincare Holdings, Inc.	13,410	458,488
*	Lipid Sciences, Inc.	200	188
* #	Luminex Corp.	5,600	89,656
*	Magellan Health Services, Inc.	9,200	418,140
*	Magyar Bancorp, Inc.	100	1,075
* #	Mannkind Corp.	2,900	27,260
	Manor Care, Inc.	2,800	180,936
* #	Martek Biosciences Corp.	9,600	248,256
*	Matria Healthcare, Inc.	4,600	104,512
*	Matrixx Initiatives, Inc.	1,800	29,142
*	Maxygen, Inc.	5,455	41,294
	McKesson Corp.	14,971	999,015
*	Medarex, Inc.	19,873	252,387
*	MedCath Corp.	5,800	147,436
*	Medco Health Solutions, Inc.	15,230	1,522,848
*	Medical Action Industries, Inc.	2,150	43,022
*	Medical Staffing Network Holdings, Inc.	4,935	30,104
#	Medicis Pharmaceutical Corp. Class A	8,700	234,030
*	MEDTOX Scientific, Inc.	1,200	21,828
	Medtronic, Inc.	56,772	2,886,856
* #	Memory Pharmaceuticals Corp.	3,300	1,848
*	Memry Corp.	1,000	1,450
#	Mentor Corp.	2,900	109,011
	Merck & Co., Inc.	100,568	5,969,716
*	Merge Technologies, Inc.	7,100	9,301
	Meridian Bioscience, Inc.	5,050	155,793
*	Merit Medical Systems, Inc.	4,900	71,197

34

*	Metabasis Therapeutics, Inc.	3,906	11,171
*	Metropolitan Health Networks, Inc.	3,833	8,624
*	MGI Pharma, Inc.	6,700	231,887
*	Micromet, Inc.	2,530	4,428
* #	Micrus Endovascular Corp.	2,500	45,775
* #	MiddleBrook Pharmaceuticals, Inc.	2,202	2,466
*	Millennium Pharmaceuticals, Inc.	62,295	918,228
* #	Millipore Corp.	7,100	581,348
* #	Minrad International, Inc.	5,915	16,030
* #	Molina Healthcare, Inc.	6,000	224,940
* #	Monogram Biosciences, Inc.	6,700	8,308
*	MTS Medication Technologies	600	7,470
*	MWI Veterinary Supply, Inc.	2,000	84,160
*	Myriad Genetics, Inc.	4,270	205,814
* #	Nabi Biopharmaceuticals	7,800	25,740
* #	Nastech Pharmaceutical Co., Inc.	2,000	7,600
*	National Dentex Corp.	1,076	16,850
	National Healthcare Corp.	2,724	133,748
* #	National Medical Health Card Systems, Inc.	800	7,512
	National Research Corp.	976	26,498
*	Natus Medical, Inc.	3,276	55,266
*	Nektar Therapeutics	4,900	32,683
*	Neogen Corp.	2,186	57,951
* #	Neopharm, Inc.	500	375
*	Neose Technologies, Inc.	2,900	4,640
* #	Neurocrine Biosciences, Inc.	8,400	109,368
*	Neurogen Corp.	4,800	15,840
*	Neurometric, Inc.	3,000	25,080
* #	NitroMed, Inc.	2,000	2,100
*	NMT Medical, Inc.	1,600	8,032
*	North American Scientific, Inc.	371	126
*	Northfield Laboratories, Inc.	1,700	1,836
* #	Novacea, Inc.	3,800	10,830
* #	NovaMed, Inc.	2,300	10,741
*	Novavax, Inc.	10,672	38,846
*	Noven Pharmaceuticals, Inc.	3,300	52,239
* #	NPS Pharmaceuticals, Inc.	8,301	33,868
*	Nutraceutical International Corp.	2,100	23,163
*	NuVasive, Inc.	4,700	200,079
*	Nuvelo, Inc.	3,400	5,916
* #	NxStage Medical, Inc.	4,900	63,014
*	Odyssey Healthcare, Inc.	5,500	55,000
#	Omnicare, Inc.	11,500	293,020
*	Omnicell, Inc.	5,600	147,672
*	Omrix Biopharmaceuticals, Inc.	2,700	90,153
*	Onyx Pharmaceuticals, Inc.	5,400	294,516
*	OraSure Technologies, Inc.	7,300	69,204
*	Orchid Cellmark, Inc.	4,900	22,442
*	Orthologic Corp.	1,400	1,834
* #	Oscient Pharmaceuticals Corp.	1,400	2,002
	OSI Pharmaceuticals, Inc.	4,400	205,172
*	Osteotech, Inc.	3,900	32,058
	Owens & Minor, Inc.	6,700	263,109
*	Oxigene, Inc.	2,700	7,452
* #	Pain Therapeutics, Inc.	7,100	74,479

35

*	Palatin Technologies, Inc.	5,600	1,410
*	Palomar Medical Technologies, Inc.	1,800	31,572
*	Panacos Pharmaceuticals, Inc.	1,900	3,914
*	Par Pharmaceutical Companies, Inc.	7,085	136,315
*	Parexel International Corp.	5,500	243,375
*	Patterson Companies, Inc.	12,100	389,378
*	PDI, Inc.	3,100	30,070
*	PDL BioPharma, Inc.	17,067	302,257
*	Pediatrix Medical Group, Inc.	7,500	484,950
*	Penwest Pharmaceuticals Co.	1,000	6,090
	PerkinElmer, Inc.	23,514	641,462
#	Perrigo Co.	18,077	558,579
	Pfizer, Inc.	460,580	10,943,381
	Pharmaceutical Products Development Service, Inc.	10,400	440,336
*	Pharmacopia, Inc.	3,300	15,015
*	Pharmacyclics, Inc.	1,900	3,895
*	Pharmanet Development Group, Inc.	3,700	146,150
* #	PharMerica Corp.	5,214	76,802
*	Pharmion Corp.	5,600	357,504
*	Phase Forward, Inc.	4,600	112,240
*	PHC, Inc.	300	840
*	Pipex Pharmaceuticals, Inc.	1,700	9,350
*	Possis Medical, Inc.	2,617	40,721
* #	Pozen, Inc.	1,900	19,817
*	PRA International	2,400	72,720
* #	Progenics Pharmaceuticals, Inc.	2,200	42,680
*	Prospect Medical Holdings, Inc.	1,100	4,664
*	Providence Service Corp.	2,600	72,748
*	ProxyMed, Inc.	1,683	2,945
*	PSS World Medical, Inc.	8,236	157,966
	Psychemedics Corp.	200	3,160
* #	Psychiatric Solutions, Inc.	8,550	312,332
*	QuadraMed Corp.	6,404	13,384
	Quest Diagnostics, Inc.	18,700	1,029,622
* #	Questcor Pharmaceuticals, Inc.	2,445	14,181
*	Quidel Corp.	4,200	79,380
*	Quigley Corp.	800	4,040
*	Radiation Therapy Services, Inc.	2,900	90,451
*	RadNet, Inc.	350	3,290
*	Regeneration Technologies, Inc.	4,680	41,558
*	Regeneron Pharmaceuticals, Inc.	4,700	102,366
*	RegeneRx Biopharmaceuticals, Inc.	1,000	1,440
*	RehabCare Group, Inc.	4,200	97,020
*	Renovis, Inc.	4,700	15,839
*	Repligen Corp.	6,201	29,641
* #	Repros Therapeutics, Inc.	2,100	20,643
*	Res-Care, Inc.	6,156	140,234
*	ResMed, Inc.	11,700	535,860
*	Respironics, Inc.	11,818	582,155
*	Retractable Technologies, Inc.	3,000	4,935
*	Rigel Pharmaceuticals, Inc.	4,700	33,652
* #	Rochester Medical Corp.	1,500	19,125
*	Rotech Healthcare, Inc.	1,808	870
* #	Salix Pharmaceuticals, Ltd.	9,800	111,328
* #	Sangamo BioSciences, Inc.	5,000	76,850

36

* #	Santarus, Inc.	4,100	10,414
*	Savient Pharmaceuticals, Inc.	6,600	92,796
	Schering-Plough Corp.	75,136	2,351,757
*	SciClone Pharmaceuticals, Inc.	7,100	14,626
* #	Sciele Pharma, Inc.	7,313	163,226
* #	SCOLR Pharma, Inc.	1,500	2,265
*	Seattle Genetics, Inc.	6,400	70,336
*	Senomyx, Inc.	1,400	9,800
*	Sepracor, Inc.	5,310	140,874
*	Sequenom, Inc.	3,975	36,888
*	SeraCare Life Sciences, Inc.	259	1,414
*	Sierra Health Services, Inc.	2,600	108,550
* #	Sirona Dental Systems, Inc.	9,615	260,182
*	Somanetics Corp.	3,100	62,031
*	Somaxon Pharmaceuticals, Inc.	2,500	14,525
*	Sonic Innovations, Inc.	4,100	34,153
* #	SonoSite, Inc.	2,500	83,050
	Span-American Medical System, Inc.	471	5,624
*	Spectranetics Corp.	4,200	63,714
* #	Spectrum Pharmaceuticals, Inc.	6,233	20,382
*	SRI/Surgical Express, Inc.	783	3,304
*	St. Jude Medical, Inc.	15,300	608,175
*	Staar Surgical Co.	1,600	4,512
*	StemCells, Inc.	12,100	23,474
* #	Stereotaxis, Inc.	300	4,047
	Steris Corp.	14,324	400,499
*	Strategic Diagnostics, Inc.	3,536	18,882
	Stryker Corp.	18,771	1,363,338
*	Sun Healthcare Group, Inc.	7,125	118,204
* #	Sunrise Senior Living, Inc.	7,800	244,842
* #	SuperGen, Inc.	8,900	37,647
*	SurModics, Inc.	2,400	123,936
*	Symmetry Medical, Inc.	7,800	131,352
*	Synovis Life Technologies, Inc.	2,100	39,501
*	Targacept, Inc.	200	1,920
*	Techne Corp.	6,200	403,930
* #	Telik, Inc.	3,700	12,395
*	Tenet Healthcare Corp.	41,600	229,216
*	Tercica, Inc.	7,401	49,143
*	The Medicines Co.	5,900	104,312
*	Theragenics Corp.	7,000	27,510
*	Thermo Fisher Scientific, Inc.	27,200	1,567,808
*	Third Wave Technologies, Inc.	4,200	33,894
*	Thoratec Corp.	7,200	141,048
* #	Titan Pharmaceuticals, Inc.	2,200	3,872
*	Torreypines Therapeutics, Inc.	2,700	6,993
* #	Trimeris, Inc.	2,700	16,578
*	TriZetto Group, Inc.	7,400	114,182
*	Tutogen Medical, Inc.	700	8,064
*	U.S. Physical Therapy, Inc.	2,000	27,460
*	United Therapeutics Corp.	2,800	280,224
	UnitedHealth Group, Inc.	67,605	3,718,275
	Universal Health Services, Inc.	9,176	467,517
*	Urologix, Inc.	2,394	3,136
	Utah Medical Products, Inc.	592	17,878

37

	Valeant Pharmaceuticals International	14,202	164,033
* #	Vanda Pharmaceuticals, Inc.	1,200	10,788
*	Varian Medical Systems, Inc.	7,800	389,688
*	Varian, Inc.	4,000	280,200
*	Vascular Solutions, Inc.	1,100	7,359
*	VCA Antech, Inc.	7,000	287,210
*	Ventana Medical Systems, Inc.	2,500	222,050
*	Vertex Pharmaceuticals, Inc.	10,800	274,212
*	Vical, Inc.	7,510	34,396
*	ViroPharma, Inc.	12,400	110,856
*	Visicu, Inc.	4,715	39,512
*	VistaCare, Inc.	2,400	18,816
*	Vital Images, Inc.	1,700	30,668
	Vital Signs, Inc.	2,600	137,566
* #	Vivus, Inc.	4,400	24,904
*	Vnus Medical Technologies	2,700	37,989
*	Volcano Corp.	5,900	86,199
*	Waters Corp.	7,100	554,084
*	Watson Pharmaceuticals, Inc.	21,600	633,096
* #	WebMD Health Corp. Class A	1,400	59,724
*	WellPoint, Inc.	42,579	3,585,578
	West Pharmaceutical Services, Inc.	4,900	184,093
*	Wright Medical Group, Inc.	5,520	148,930
	Wyeth	67,195	3,299,275
*	Xenoport, Inc.	2,000	105,180
	Young Innovations, Inc.	1,119	26,017
*	Zila, Inc.	3,800	3,648
*	Zimmer Holdings, Inc.	11,726	759,024
*	Zoll Medical Corp.	4,500	104,760
* #	Zymogenetics, Inc.	10,600	155,608
Total Health Care			138,452,175

Industrials — (11.1%)
* #	3-D Systems Corp.	3,599	63,234
	3M Co.	33,035	2,750,494
*	A. T. Cross Co. Class A	2,133	19,090
	A.O. Smith Corp.	3,700	130,943
	AAON, Inc.	3,132	59,602
*	AAR Corp.	8,357	275,948
	ABM Industries, Inc.	10,579	215,812
*	ABX Air, Inc.	7,200	32,040
*	Acco Brands Corp.	8,200	137,022
*	Accuride Corp.	7,800	59,202
	Aceto Corp.	2,500	19,800
*	Active Power, Inc.	1,900	4,275
	Actuant Corp.	7,000	221,690
	Acuity Brands, Inc.	6,055	239,112
	Administaff, Inc.	4,071	133,040
*	Aerosonic Corp.	700	3,308
*	AGCO Corp.	17,846	1,230,303
*	AirNet Systems, Inc.	200	394
* #	Airtran Holdings, Inc.	16,700	141,783
	Alamo Group, Inc.	1,895	35,058
* #	Alaska Air Group, Inc.	5,200	131,716
	Albany International Corp. Class A	5,818	224,982

38

	Alexander & Baldwin, Inc.	8,200	421,316
*	Alliant Techsystems, Inc.	4,450	519,894
* #	Allied Defense Group, Inc.	800	4,680
*	Allied Waste Industries, Inc.	58,202	664,085
* #	Amerco, Inc.	3,800	248,786
	American Ecology Corp.	3,100	68,944
*	American Reprographics Co.	3,100	47,988
#	American Science & Engineering, Inc.	1,200	69,420
* #	American Superconductor Corp.	3,800	91,732
#	American Woodmark Corp.	2,600	50,362
	Ameron International Corp.	1,800	190,404
	Ametek, Inc.	14,200	624,800
	Ampco-Pittsburgh Corp.	2,044	71,990
*	AMR Corp.	22,100	468,078
#	Amrep Corp.	900	29,754
	Angelica Corp.	1,980	34,313
*	APAC Customer Services, Inc.	5,470	8,150
	Apogee Enterprises, Inc.	3,700	82,214
	Applied Industrial Technologies, Inc.	2,100	63,441
	Applied Signal Technologies, Inc.	2,410	30,776
*	Argon ST, Inc.	4,400	80,168
#	Arkansas Best Corp.	5,700	129,960
*	Arotech Corp.	901	2,325
*	Astec Industries, Inc.	3,300	123,948
*	Astronics Corp.	887	46,736
*	ASV, Inc.	5,400	62,964
*	Atlas Air Worldwide Holding, Inc.	4,700	247,455
*	Avalon Holding Corp. Class A	500	3,250
#	Avery Dennison Corp.	9,500	495,045
*	Avis Budget Group, Inc.	16,764	251,963
*	Axsys Technologies, Inc.	1,993	84,304
*	AZZ, Inc.	1,800	48,204
#	B.F. Goodrich Co.	11,710	834,806
#	Badger Meter, Inc.	1,384	53,976
*	Baker (Michael) Corp.	1,300	45,409
	Baldor Electric Co.	9,600	324,000
*	Baldwin Technology Co., Inc. Class A	1,800	8,820
	Barnes Group, Inc.	8,610	266,566
#	Barrett Business Services, Inc.	1,600	26,208
*	BE Aerospace, Inc.	11,000	517,000
* #	Beacon Roofing Supply, Inc.	1,700	15,657
#	Belden, Inc.	9,369	431,442
*	Blount International, Inc.	7,600	93,252
#	BlueLinx Holdings, Inc.	7,100	29,110
#	Boeing Co.	36,988	3,422,870
	Bowne & Co., Inc.	900	16,254
	Brady Co. Class A	10,800	432,324
#	Briggs & Stratton Corp.	8,640	196,992
*	BTU International, Inc.	1,400	20,860
#	Bucyrus International, Inc.	2,600	228,046
* #	Builders FirstSource, Inc.	6,200	42,904
	Burlington Northern Santa Fe Corp.	24,545	2,049,998
#	C&D Technologies, Inc.	6,200	32,798
	C.H. Robinson Worldwide, Inc.	10,800	556,740
* #	Cano Petroleum, Inc.	4,600	34,362

39

* #	Capstone Turbine Corp.	3,900	4,758
#	Carlisle Companies, Inc.	12,700	505,587
	Cascade Corp.	2,200	132,726
*	Casella Waste Systems, Inc. Class A	4,550	68,114
	Caterpillar, Inc.	29,726	2,137,299
*	CBIZ, Inc.	11,300	104,412
	CDI Corp.	4,355	116,148
*	CECO Environmental Corp.	2,200	25,498
*	Celadon Group, Inc.	5,000	39,000
* #	Cenveo, Inc.	3,459	71,117
*	Ceradyne, Inc.	4,300	212,592
	Champion Industries, Inc.	1,194	6,460
*	Channell Commercial Corp.	1,121	2,354
	Chase Corp.	1,400	26,712
*	ChoicePoint, Inc.	12,385	468,772
	Cintas Corp.	23,500	751,765
	CIRCOR International, Inc.	3,400	147,526
	Clarcor, Inc.	8,400	299,124
*	Clean Harbors, Inc.	2,600	139,724
*	Columbus McKinnon Corp.	3,100	96,472
	Comfort Systems USA, Inc.	8,245	96,879
*	Commercial Vehicle Group, Inc.	3,500	46,655
	CompX International, Inc.	800	11,280
*	COMSYS IT Partners, Inc.	3,100	41,385
*	Consolidated Graphics, Inc.	2,700	139,671
*	Continental Airlines, Inc.	20,300	571,445
	Con-way, Inc.	7,550	319,214
	Cooper Industries, Ltd.	15,200	763,344
*	Copart, Inc.	15,000	560,400
*	Cornell Companies, Inc.	400	9,408
	Corporate Executive Board Co.	2,700	181,143
*	Corrections Corp. of America	20,200	616,302
*	CoStar Group, Inc.	3,200	154,208
* #	Covanta Holding Corp.	23,100	623,469
*	CPI Aerostructures, Inc.	300	2,616
*	CRA International, Inc.	2,402	111,117
	Crane Co.	9,563	429,761
*	Crocs, Inc.	6,700	261,501
	CSX Corp.	30,051	1,262,142
	Cubic Corp.	5,500	217,140
	Cummins, Inc.	8,600	1,005,340
#	Curtiss-Wright Corp.	7,508	404,982
	Danaher Corp.	15,171	1,317,146
	Deere & Co.	10,132	1,740,678
*	Delta Air Lines, Inc.	32,300	638,248
	Deluxe Corp.	7,550	238,505
*	Devcon International Corp.	500	1,310
	Diamond Management & Technology Consultants, Inc.	4,900	36,407
*	Distributed Energy Systems Corp.	1,412	479
* #	Document Securities Systems, Inc.	1,200	8,472
*	Dollar Thrifty Automotive Group, Inc.	1,700	44,098
	Donaldson Co., Inc.	11,900	556,682
	Dover Corp.	32,100	1,485,588
#	DRS Technologies, Inc.	8,705	515,423
*	Ducommun, Inc.	1,971	72,454

40

*	Dynamex, Inc.	1,277	35,079
	Dynamic Materials Corp.	1,100	69,817
	Eastern Co.	1,227	24,258
	Eaton Corp.	21,600	1,929,096
	Ecology & Environment, Inc. Class A	210	2,268
#	EDO Corp.	3,700	206,534
	Electro Rent Corp.	5,700	77,976
*	EMCOR Group, Inc.	12,500	333,000
	Emerson Electric Co.	31,988	1,823,956
#	Encore Wire Corp.	4,800	82,080
* #	Energy Conversion Devices, Inc.	4,900	126,763
* #	Energy Focus, Inc.	1,804	12,087
*	EnerSys	8,830	205,474
* #	ENGlobal Corp.	3,700	39,997
	Ennis, Inc.	5,510	101,164
*	EnPro Industries, Inc.	4,600	140,760
*	Environmental Tectonics Corp.	871	2,160
	Equifax, Inc.	11,757	437,713
* #	ESCO Technologies, Inc.	3,200	118,336
	Espey Manufacturing & Electronics Corp.	200	3,940
*	Esterline Technologies Corp.	4,800	250,656
* #	Evergreen Solar, Inc.	18,800	247,596
#	Expeditors International of Washington, Inc.	13,385	628,024
*	Exponent, Inc.	2,802	78,036
* #	ExpressJet Holdings, Inc.	9,435	23,588
*	EXX, Inc. Class A	1,100	3,311
#	Fastenal Co.	9,410	373,012
	Federal Signal Corp.	10,210	117,415
	FedEx Corp.	19,852	1,954,826
* #	First Advantage Corp.	1,800	32,760
*	First Consulting Group, Inc.	5,820	74,496
*	Flanders Corp.	3,100	20,615
*	Flow International Corp.	2,000	15,800
	Flowserve Corp.	7,000	658,630
#	Fluor Corp.	5,400	794,718
*	Fortune Industries, Inc.	700	1,890
#	Forward Air Corp.	4,500	145,665
#	Franklin Electric Co., Inc.	3,600	140,256
	Freightcar America, Inc.	2,400	81,528
* #	Frontier Airlines Holdings, Inc.	800	4,880
	Frozen Food Express Industries, Inc.	1,200	6,624
*	FTI Consulting, Inc.	9,100	518,700
* #	FuelCell Energy, Inc.	11,300	102,491
*	Furmanite Corp.	3,779	39,037
	G & K Services, Inc. Class A	4,000	162,680
*	Gardner Denver Machinery, Inc.	10,433	345,437
	GATX Corp.	10,750	398,073
*	Gehl Co.	2,100	34,041
#	Gencorp, Inc.	8,100	98,010
*	General Cable Corp.	4,000	297,520
	General Dynamics Corp.	16,206	1,438,769
	General Electric Co.	436,467	16,712,321
*	Genesee & Wyoming, Inc.	8,062	211,224
*	Genlyte Group, Inc.	4,300	405,275
*	Global Cash Access, Inc.	6,500	22,620

41

	Gorman-Rupp Co.	1,700	67,065
*	GP Strategies Corp.	3,200	28,672
	Graco, Inc.	4,000	148,960
*	Graftech International, Ltd.	13,400	215,338
	Graham Corp.	1,000	70,000
	Granite Construction, Inc.	6,200	254,324
#	Greenbrier Companies, Inc.	3,404	75,501
*	Griffon Corp.	4,800	62,016
	Hardinge, Inc.	2,387	37,643
	Harsco Corp.	7,600	456,532
*	Hawaiian Holdings, Inc.	6,600	33,858
#	Healthcare Services Group, Inc.	6,750	147,825
#	Heartland Express, Inc.	15,700	228,121
#	Heico Corp.	1,900	93,594
	Heico Corp. Class A	2,670	106,800
	Heidrick & Struggles International, Inc.	2,200	79,794
*	Henry Bros. Electronics, Inc.	465	2,325
*	Herley Industries, Inc.	2,810	39,705
	Herman Miller, Inc.	5,300	145,485
*	Hexcel Corp.	6,900	175,743
*	Hill International, Inc.	4,100	45,100
	Hi-Shear Technology Corp.	1,000	11,150
#	HNI Corp.	6,182	225,828
	Honeywell International, Inc.	35,500	2,010,010
#	Horizon Lines, Inc. Class A	5,400	107,514
*	Hub Group, Inc. Class A	6,500	169,520
#	Hubbell, Inc. Class A	1,067	61,747
	Hubbell, Inc. Class B	7,800	428,454
*	Hudson Highland Group, Inc.	3,600	32,076
*	Hurco Companies, Inc.	1,000	41,270
*	Huron Consulting Group, Inc.	1,600	117,232
*	Huttig Building Products, Inc.	4,110	15,700
*	ICT Group, Inc.	2,300	25,484
	IDEX Corp.	16,850	601,545
*	IHS, Inc.	5,830	408,916
*	II-VI, Inc.	4,700	157,638
	IKON Office Solutions, Inc.	27,700	349,851
	Illinois Tool Works, Inc.	26,534	1,472,637
*	Industrial Distribution Group, Inc.	300	3,366
*	Innotrac Corp.	700	2,415
* #	Innovative Solutions & Support, Inc.	2,600	36,998
* #	Insituform Technologies, Inc. Class A	4,200	54,558
	Insteel Industries, Inc.	3,300	37,521
*	Integrated Electrical Services, Inc.	3,323	62,373
* #	InterDigital, Inc.	3,706	66,708
*	Interline Brands, Inc.	6,800	162,724
*	International Shipholding Corp.	1,201	30,818
*	Intersections, Inc.	4,111	40,658
* #	Ionatron, Inc.	14,300	49,478
#	ITT Industries, Inc.	16,300	1,050,372
	J.B. Hunt Transport Services, Inc.	22,060	579,957
*	Jacobs Engineering Group, Inc.	4,476	374,955
* #	JetBlue Airways Corp.	27,800	194,600
	Joy Global, Inc.	6,606	383,148
*	Kadant, Inc.	2,400	70,704

42

	Kaman Corp. Class A	3,500	111,650
* #	Kansas City Southern	14,295	492,177
#	Kaydon Corp.	4,201	212,613
*	KBR, Inc.	17,899	712,738
	Kelly Services, Inc. Class A	5,000	95,250
	Kelly Services, Inc. Class B	319	7,632
*	Kenexa Corp.	3,676	71,204
	Kennametal, Inc.	6,400	499,520
*	Key Technology, Inc.	836	29,051
*	Kforce, Inc.	9,109	98,833
	Kirby Corp.	7,100	341,297
#	Knight Transportation, Inc.	12,150	184,680
	Knoll, Inc.	3,400	59,432
*	Korn/Ferry International	7,500	129,225
*	K-Tron International, Inc.	392	44,688
*	L.B. Foster Co. Class A	1,800	82,458
	L.S. Starrett Co. Class A	1,041	19,612
	L-3 Communications Holdings, Inc.	18,000	1,991,700
*	LaBarge, Inc.	1,722	23,523
*	Labor Ready, Inc.	7,200	108,360
*	Ladish Co., Inc.	2,264	99,978
	Landstar Systems, Inc.	4,300	171,054
	Lawson Products, Inc.	1,744	59,000
*	Layne Christensen Co.	2,579	146,874
*	Learning Tree International, Inc.	1,600	40,544
*	LECG Corp.	5,583	88,546
	Lennox International, Inc.	13,200	446,688
*	LGL Group, Inc.	300	2,070
	Lincoln Electric Holdings, Inc.	6,000	418,620
#	Lindsay Corp.	2,000	105,840
*	LMI Aerospace, Inc.	2,100	51,240
	Lockheed Martin Corp.	19,085	2,112,137
	LSI Industries, Inc.	3,400	70,244
*	Lydall, Inc.	200	1,938
*	M&F Worldwide Corp.	2,600	133,562
*	Mac-Gray Corp.	2,258	27,096
*	Magnetek, Inc.	10,700	46,973
*	MAIR Holdings, Inc.	300	1,515
	Manpower, Inc.	13,290	812,019
*	Marten Transport, Ltd.	5,500	60,280
	Masco Corp.	54,600	1,223,040
	McGrath Rentcorp.	5,237	139,252
* #	Media Sciences International, Inc.	700	2,842
* #	Medialink Worldwide, Inc.	1,000	4,060
* #	Medis Technologies, Ltd.	1,800	22,986
*	Merrimac Industries, Inc.	601	5,529
*	Mesa Air Group, Inc.	5,100	19,278
* #	Metalline Mining Co.	600	1,710
	Met-Pro Corp.	3,530	41,089
*	Mettler Toledo International, Inc.	2,500	290,900
*	MFRI, Inc.	1,400	20,244
*	Microvision, Inc.	3,800	15,428
*	Middleby Corp.	1,400	106,246
*	Midwest Air Group, Inc.	800	12,464
*	Miller Industries, Inc.	2,000	26,060

43

	Mine Safety Appliances Co.	4,520	221,525
*	Misonix, Inc.	700	3,325
*	Mobile Mini, Inc.	8,012	153,991
*	Modtech Holdings, Inc.	2,600	2,392
*	Monster Worldwide, Inc.	6,600	222,882
*	Moog, Inc. Class A	8,100	365,148
*	Moog, Inc. Class B	808	36,206
	MSC Industrial Direct Co., Inc. Class A	7,673	331,627
*	MTC Technologies, Inc.	5,198	84,987
	Mueller Industries, Inc.	7,700	232,771
	Mueller Water Products, Inc.	5,900	61,773
	Mueller Water Products, Inc. Class B	4,792	47,968
	Multi-Color Corp.	2,277	54,420
	NACCO Industries, Inc. Class A	1,300	131,703
*	Nashua Corp.	799	9,356
*	National Technical Systems, Inc.	1,100	7,480
* #	Navigant Consulting, Inc.	12,422	161,238
*	Navistar International Corp.	7,100	368,845
* #	NCI Building Systems, Inc.	3,755	128,909
	Nordson Corp.	5,300	279,840
	Norfolk Southern Corp.	27,309	1,398,494
*	North America Galvanizing & Coatings, Inc.	1,500	10,380
	Northrop Grumman Corp.	20,173	1,589,431
*	NuCo2, Inc.	2,600	71,708
* #	Odyssey Marine Exploration, Inc.	2,700	15,201
*	Old Dominion Freight Line, Inc.	8,250	185,873
	Omega Flex, Inc.	739	10,546
*	On Assignment, Inc.	8,600	54,954
*	Orbital Sciences Corp.	9,295	223,638
	Oshkosh Truck Corp. Class B	15,300	735,777
* #	Owens Corning, Inc.	18,900	415,989
*	P.A.M. Transportation Services, Inc.	2,800	42,028
	Paccar, Inc.	18,718	947,318
	Pall Corp.	8,200	313,650
*	Paragon Technologies, Inc.	400	3,180
#	Parker Hannifin Corp.	20,700	1,644,201
*	Park-Ohio Holdings Corp.	2,436	57,343
*	Patrick Industries, Inc.	1,303	15,454
*	Patriot Transportation Holding, Inc.	563	52,860
*	Peerless Manufacturing Co.	800	29,784
	Pentair, Inc.	19,382	657,437
*	Perini Corp.	4,000	212,760
*	PHH Corp.	8,210	181,934
*	Pike Electric Corp.	6,700	106,530
* #	Pinnacle Airlines Corp.	2,900	47,154
	Pitney Bowes, Inc.	15,232	586,432
* #	Plug Power, Inc.	19,100	69,142
	Portec Rail Products, Inc.	1,567	16,485
*	Powell Industries, Inc.	3,700	151,145
*	Power-One, Inc.	17,600	82,192
	Precision Castparts Corp.	6,661	981,432
	Preformed Line Products Co.	985	53,042
* #	Protection One, Inc.	3,301	38,523
	Providence & Worcester Railroad Co.	500	9,180
*	Quality Distribution, Inc.	2,300	11,408

44

*	Quanta Services, Inc.	24,931	682,611
	Quixote Corp.	1,002	18,467
	R. R. Donnelley & Sons Co.	31,765	1,164,505
	Raven Industries, Inc.	1,400	48,622
	Raytheon Co.	28,620	1,770,147
*	RBC Bearings, Inc.	3,600	132,408
*	RCM Technologies, Inc.	1,488	8,541
	Regal-Beloit Corp.	6,506	306,302
*	Republic Airways Holdings, Inc.	7,510	150,801
	Republic Services, Inc.	16,795	557,090
	Resources Connection, Inc.	8,004	165,042
	Robbins & Myers, Inc.	3,338	228,653
	Robert Half International, Inc.	9,459	255,015
	Rockwell Automation, Inc.	9,700	658,533
	Rockwell Collins, Inc.	10,150	732,018
	Rollins, Inc.	4,850	142,784
	Roper Industries, Inc.	7,914	502,143
*	Rush Enterprises, Inc. Class A	5,400	85,104
*	Rush Enterprises, Inc. Class B	2,349	37,208
	Ryder System, Inc.	11,200	485,632
*	Saia, Inc.	200	2,608
	Schawk, Inc.	5,495	78,963
*	School Specialty, Inc.	4,100	146,329
*	Sequa Corp. Class B	476	82,876
	Servidyne, Inc.	110	682
*	Shaw Group, Inc.	12,616	800,107
*	SIFCO Industries, Inc.	610	11,926
#	Simpson Manufacturing Co., Inc.	9,800	260,778
	Skywest, Inc.	11,600	305,196
*	SL Industries, Inc.	1,224	26,928
	Southwest Airlines Co.	111,338	1,575,433
*	Sparton Corp.	1,099	5,814
*	Spherion Corp.	1,700	13,226
*	Spherix, Inc.	800	1,040
*	Spire Corp.	300	5,805
	SPX Corp.	7,400	753,024
*	Standard Parking Corp.	828	38,394
	Standard Register Co.	4,100	49,487
	Standex International Corp.	2,200	41,976
	Steelcase, Inc. Class A	16,110	243,744
*	Stericycle, Inc.	13,505	794,769
*	Sterling Construction Co., Inc.	1,572	37,759
	Sun Hydraulics, Inc.	2,029	58,942
*	Superior Essex, Inc.	4,400	106,744
	Supreme Industries, Inc.	2,007	11,701
	Sypris Solutions, Inc.	4,300	29,885
*	SYS Technologies	1,881	3,950
#	TAL International Group, Inc.	6,600	149,490
*	Taleo Corp. Class A	2,200	62,106
* #	Taser International, Inc.	5,500	77,055
*	Team, Inc.	1,800	53,784
	Tech/Ops Sevcon, Inc.	144	1,256
	Technology Research Corp.	800	2,912
	Tecumseh Products Co. Class A	2,500	59,425
*	Tecumseh Products Co. Class B	1,327	28,093

45

*	Teledyne Technologies, Inc.	5,200	281,944
	Teleflex, Inc.	8,018	483,726
*	TeleTech Holdings, Inc.	11,400	236,094
	Tennant Co.	3,000	131,490
*	Terex Corp.	9,000	580,050
*	Tetra Tech, Inc.	8,300	171,976
	Textron, Inc.	22,800	1,574,340
*	The Advisory Board Co.	1,600	104,016
	The Brink’s Co.	7,900	505,442
#	The Dun & Bradstreet Corp.	3,800	339,074
* #	The Geo Group, Inc.	7,300	185,858
#	The Manitowoc Co., Inc.	10,400	456,040
*	Thomas & Betts Corp.	8,725	474,291
	Thomas Group, Inc.	891	6,620
	Timken Co.	19,775	630,625
	Titan International, Inc.	4,500	123,570
	Todd Shipyards Corp.	824	17,411
	Toro Co.	6,500	361,725
	Trane, Inc.	10,514	385,969
*	TRC Companies, Inc.	4,526	37,973
	Tredegar Industries, Inc.	4,700	67,962
* #	Trex Co., Inc.	2,200	15,158
#	Trinity Industries, Inc.	15,700	397,367
	Triumph Group, Inc.	3,600	292,536
* #	TRM Corp.	2,700	1,944
*	Tufco Technologies, Inc.	510	3,596
* #	TurboChef Technologies, Inc.	2,600	38,662
	Twin Disc, Inc.	1,200	74,556
*	U.S. Home Systems, Inc.	900	5,373
*	UAL Corp.	17,200	704,168
#	UAP Holding Corp.	3,604	107,796
*	Ultralife Batteries, Inc.	2,700	33,912
	Union Pacific Corp.	18,210	2,297,009
	United Parcel Service, Inc.	30,837	2,272,070
*	United Rentals, Inc.	15,400	358,358
*	United Stationers, Inc.	5,700	288,762
	United Technologies Corp.	48,135	3,599,054
	Universal Forest Products, Inc.	3,155	90,265
*	Universal Security Instruments, Inc.	266	2,245
*	UQM Technologies, Inc.	1,300	4,147
* #	URS Corp.	11,069	636,357
*	US Airways Group, Inc.	5,165	107,277
*	USA Truck, Inc.	200	2,900
* #	USG Corp.	19,200	704,448
	Valmont Industries, Inc.	3,800	298,262
*	Valpey Fisher Corp.	600	2,940
*	Versar, Inc.	1,060	7,441
	Viad Corp.	4,500	139,545
	Vicor Corp.	4,900	70,756
*	Volt Information Sciences, Inc.	3,750	47,700
	VSE Corp.	800	41,288
	W.W. Grainger, Inc.	7,100	626,930
	Wabash National Corp.	6,700	46,297
	Wabtec Corp.	7,000	237,580
	Walter Industries, Inc.	8,120	281,683

46

*	Waste Connections, Inc.	13,215	420,633
	Waste Industries USA, Inc.	2,867	96,905
	Waste Management, Inc.	28,740	986,357
	Watsco, Inc. Class A	4,900	177,625
	Watsco, Inc. Class B	400	14,600
	Watson Wyatt & Co. Holdings	8,200	377,610
#	Watts Water Technologies, Inc.	5,800	169,708
*	WCA Waste Corp.	3,100	23,653
	Werner Enterprises, Inc.	16,360	287,118
* #	WESCO International, Inc.	6,900	279,312
*	Westaff, Inc.	3,455	13,025
*	Willis Lease Finance Corp.	1,884	24,680
*	Wolverine Tube, Inc.	1,700	1,853
	Woodward Governor Co.	5,000	342,700
*	YRC Worldwide, Inc.	9,500	168,245
Total Industrials			149,687,466

Information Technology — (13.3%)
*	3Com Corp.	72,773	313,652
*	Acacia Research-Acacia Technologies	2,400	22,128
* #	Access Integrated Technologies, Inc.	5,202	23,305
* #	ACI Worldwide, Inc.	5,800	132,414
*	Actel Corp.	4,300	47,128
*	ActivIdentity Corp.	10,764	43,809
*	Activision, Inc.	25,500	564,825
*	Actuate Corp.	7,400	56,018
	Acxiom Corp.	8,700	107,184
*	Adaptec, Inc.	23,939	80,196
*	ADC Telecommunications, Inc.	23,970	396,943
*	ADDvantage Technologies Group, Inc.	600	3,480
*	Adept Technology, Inc.	400	2,760
*	Adobe Systems, Inc.	27,592	1,162,727
	Adtran, Inc.	10,700	232,083
*	Advanced Analogic Technologies, Inc.	7,733	83,284
*	Advanced Energy Industries, Inc.	5,900	85,609
* #	Advanced Micro Devices, Inc.	84,500	824,720
* #	Advanced Photonix, Inc.	908	1,752
*	Advent Software, Inc.	4,100	208,116
*	Aehr Test Systems	700	4,095
*	Aetrium, Inc.	900	4,788
*	Affiliated Computer Services, Inc. Class A	7,400	310,504
*	Agilent Technologies, Inc.	32,400	1,225,692
	Agilysys, Inc.	3,200	44,448
*	Airspan Networks, Inc.	10,400	19,448
*	Akamai Technologies, Inc.	8,300	315,898
* #	Alliance Data Systems Corp.	3,900	303,030
	Alliance Semiconductor Corp.	2,150	3,354
#	Altera Corp.	19,020	357,196
	American Software, Inc. Class A	4,791	34,447
*	AMIS Holdings, Inc.	17,700	135,759
* #	Amkor Technology, Inc.	27,100	223,304
* #	Ampex Corp. Class A	474	924
#	Amphenol Corp.	11,708	507,542
*	Amtech Systems, Inc.	1,200	16,788
* #	Anadigics, Inc.	9,300	102,393

47

	Analog Devices, Inc.	26,520	816,286
*	Analysts International Corp.	1,000	1,300
*	Anaren, Inc.	3,573	55,024
*	Andrew Corp.	27,310	400,365
* #	Anixter International, Inc.	5,600	361,200
*	Ansoft Corp.	1,700	49,317
*	Answerthink, Inc.	8,518	38,672
*	Ansys, Inc.	12,300	477,978
*	Apple, Inc.	40,524	7,384,283
	Applied Materials, Inc.	57,343	1,079,769
*	Applied Micro Circuits Corp.	49,137	123,334
*	Ariba, Inc.	16,165	191,879
* #	Arris Group, Inc.	13,051	136,122
*	Arrow Electronics, Inc.	19,501	721,732
*	Art Technology Group, Inc.	16,502	68,978
*	Ascendia Brands, Inc.	1,200	180
*	Aspen Technology, Inc.	13,600	230,656
	Astro-Med, Inc.	1,306	12,381
*	Asyst Technologies, Inc.	6,300	21,672
* #	Atari, Inc.	1,469	2,468
* #	Atheros Communications	8,801	259,541
*	Atmel Corp.	101,412	445,199
*	ATMI, Inc.	6,953	209,216
*	Authentidate Holding Corp.	1,000	761
*	Autobytel, Inc.	7,945	25,583
*	Autodesk, Inc.	15,300	720,477
	Automatic Data Processing, Inc.	26,270	1,183,726
* #	Avanex Corp.	2,600	3,900
	Avici Systems, Inc.	2,225	16,532
* #	Avid Technology, Inc.	5,910	156,792
*	Aviza Technology, Inc.	2,200	4,620
*	Avnet, Inc.	23,500	810,750
*	Avocent Corp.	11,218	279,328
	AVX Corp.	35,660	511,008
*	Aware, Inc.	3,900	19,227
*	Axcelis Technologies, Inc.	20,294	96,194
*	AXT, Inc.	6,667	28,868
* #	Bankrate, Inc.	2,953	115,580
*	BEA Systems, Inc.	20,660	327,048
* #	BearingPoint, Inc.	37,300	136,145
	Bel Fuse, Inc. Class A	400	13,980
	Bel Fuse, Inc. Class B	1,900	56,848
*	Bell Microproducts, Inc.	6,400	35,840
*	Benchmark Electronics, Inc.	14,344	257,475
	Black Box Corp.	3,900	143,520
	Blackbaud, Inc.	3,800	108,148
*	Blackboard, Inc.	2,100	81,900
*	Blue Coat Systems, Inc.	2,800	101,388
*	BMC Software, Inc.	13,200	436,656
*	Bookham, Inc.	18,800	47,752
*	Borland Software Corp.	15,867	51,250
*	Bottomline Technologies, Inc.	5,457	68,758
*	Brightpoint, Inc.	11,240	186,696
*	Broadcom Corp.	21,536	575,873
	Broadridge Financial Solutions, Inc.	20,367	463,757

48

*	Brocade Communications Systems, Inc.	59,975	437,218
*	Brooks Automation, Inc.	12,953	173,959
*	BSQUARE Corp.	855	5,267
#	CA, Inc.	39,500	967,355
*	Cabot Microelectronics Corp.	4,304	160,970
*	CACI International, Inc. Class A	6,000	272,340
*	Cadence Design Systems, Inc.	41,000	680,600
*	CalAmp Corp.	4,500	11,610
*	California Micro Devices Corp.	5,100	20,043
*	Callidus Software, Inc.	4,300	26,918
*	CallWave, Inc.	4,812	13,474
	CAM Commerce Solutions, Inc.	400	18,032
*	Captaris, Inc.	5,136	20,852
*	Carrier Access Corp.	5,100	11,577
*	Cascade Microtech, Inc.	3,830	36,002
#	Cass Information Systems, Inc.	1,322	49,292
*	Catalyst Semiconductor, Inc.	4,000	20,840
*	Catapult Communications Corp.	2,500	18,125
* #	C-COR, Inc.	10,000	122,800
*	Centillium Communications, Inc.	3,300	4,554
*	CEVA, Inc.	4,300	44,032
* #	CheckFree Corp.	14,227	677,205
*	Checkpoint Systems, Inc.	8,400	199,584
*	Cherokee International Corp.	2,335	6,328
*	Chordiant Software, Inc.	3,360	33,701
*	Ciber, Inc.	1,300	8,866
* #	Ciena Corp.	13,542	595,577
*	Ciprico, Inc.	678	3,610
*	Cirrus Logic, Inc.	17,500	99,750
*	Cisco Sytems, Inc.	292,614	8,199,044
*	Citrix Systems, Inc.	8,800	325,424
* #	CNET Networks, Inc.	23,700	179,646
	Cognex Corp.	8,000	162,160
*	Cognizant Technology Solutions Corp.	14,634	455,117
*	Coherent, Inc.	5,944	171,009
#	Cohu, Inc.	4,410	69,017
	Comarco, Inc.	900	4,671
*	CommScope, Inc.	9,300	376,650
	Communications Systems, Inc.	1,455	16,296
*	Computer Sciences Corp.	26,410	1,394,976
*	Computer Task Group, Inc.	1,885	9,802
*	Compuware Corp.	58,020	479,245
*	Comtech Telecommunications Corp.	3,262	161,991
*	Comverse Technology, Inc.	10,150	164,430
*	Concur Technologies, Inc.	2,700	101,412
* #	Conexant Systems, Inc.	13,100	14,541
*	Convera Corp.	9,300	24,087
*	Convergys Corp.	22,826	372,292
	Corning, Inc.	74,400	1,807,176
*	CPI International, Inc.	3,434	57,657
*	Credence Systems Corp.	22,900	46,945
* #	Cree, Inc.	17,800	438,414
*	CSG Systems International, Inc.	5,644	93,521
*	CSP, Inc.	400	2,800
	CTS Corp.	1,000	10,570

49

*	Cyberoptics Corp.	2,261	27,562
*	Cybersource Corp.	8,612	125,821
*	Cymer, Inc.	6,765	277,839
*	Cypress Semiconductor Corp.	19,280	640,482
#	Daktronics, Inc.	2,600	60,658
*	Datalink Corp.	1,200	5,112
	Dataram Corp.	1,000	3,400
*	DealerTrack Holdings, Inc.	5,100	216,954
*	Dell, Inc.	106,510	2,613,755
	Diebold, Inc.	13,600	461,856
*	Digi International, Inc.	5,620	86,436
#	Digimarc Corp.	4,132	38,799
*	Digital Angel Corp.	4,722	4,439
* #	Digital River, Inc.	5,900	228,153
*	Diodes, Inc.	5,725	168,430
*	Ditech Networks, Inc.	7,603	24,558
*	Dolby Laboratories, Inc.	7,200	361,728
*	Dot Hill Systems Corp.	9,200	23,368
*	DSP Group, Inc.	5,629	76,160
*	DST Systems, Inc.	3,304	280,014
*	DTS, Inc.	2,500	61,875
*	Dycom Industries, Inc.	6,118	172,161
*	Dynamics Research Corp.	1,802	19,732
*	EarthLink, Inc.	26,729	181,490
*	eBay, Inc.	64,701	2,169,425
*	Echelon Corp.	7,569	127,084
* #	EDGAR Online, Inc.	1,700	5,083
*	Edgewater Technology, Inc.	2,640	17,292
*	EFJ, Inc.	4,512	13,220
*	Electro Scientific Industries, Inc.	5,792	117,288
*	Electroglas, Inc.	3,431	4,975
*	Electronic Arts, Inc.	14,834	833,522
	Electronic Data Systems Corp.	54,600	1,106,196
*	Electronics for Imaging, Inc.	11,271	258,557
* #	Elixir Gaming Technologies, Inc.	6,900	27,186
*	eLoyalty Corp.	500	6,480
*	EMC Corp.	91,200	1,757,424
* #	EMCORE Corp.	7,282	63,863
*	EMS Technologies, Inc.	3,100	90,241
*	Emulex Corp.	10,400	174,200
*	Endwave Corp.	2,100	16,464
*	Entegris, Inc.	27,500	238,150
*	Entertainment Distribution Co., Inc.	13,032	9,122
*	Entrust, Inc.	8,900	14,774
*	Epicor Software Corp.	9,879	106,891
*	EPIQ Systems, Inc.	5,650	98,423
*	ePlus, Inc.	1,093	11,466
* #	Equinix, Inc.	3,000	312,330
*	eSpeed, Inc.	7,200	72,720
*	Euronet Worldwide, Inc.	9,723	318,525
*	Evans & Sutherland Computer Corp.	685	918
*	Exar Corp.	600	5,514
*	Excel Technology, Inc.	2,555	68,908
*	Extreme Networks, Inc.	24,595	89,526
*	F5 Networks, Inc.	12,942	341,928

50

	Factset Research Systems, Inc.	4,100	256,988
#	Fair Isaac Corp.	9,400	347,424
*	Fairchild Semiconductor Corp. Class A	25,683	407,332
*	FalconStor Software, Inc.	3,800	46,018
*	Faro Technologies, Inc.	2,504	67,658
*	FEI Co.	5,810	144,727
	Fidelity National Information Services, Inc.	29,416	1,271,360
*	Finisar Corp.	28,300	48,110
*	Fiserv, Inc.	16,400	841,812
*	Flextronics International, Ltd.	45,917	549,167
* #	Flir Systems, Inc.	5,700	391,761
*	FormFactor, Inc.	5,600	212,464
*	Forrester Research, Inc.	4,078	106,762
*	FortuNet, Inc.	892	7,475
*	Foundry Networks, Inc.	22,600	398,438
	Frequency Electronics, Inc.	1,600	15,152
*	FSI International, Inc.	3,939	7,090
	Gartner Group, Inc.	8,200	154,898
*	Genesis Microchip, Inc.	7,800	39,312
*	Gerber Scientific, Inc.	4,779	45,401
	Gevity HR, Inc.	3,300	14,025
	Global Payments, Inc.	12,500	540,250
*	Globecomm Systems, Inc.	3,483	39,184
*	Goldleaf Financial Solutions, Inc.	4,900	8,575
*	Google, Inc.	1,800	1,247,400
*	Greenfield Online, Inc.	5,600	84,224
*	GSE Systems, Inc.	584	7,008
*	GTSI Corp.	1,900	18,392
*	Harmonic, Inc.	12,900	133,773
	Harris Corp.	4,600	288,742
*	Harris Stratex Networks, Inc. Class A	5,025	86,531
*	Hauppauge Digital, Inc.	1,000	4,190
	Heartland Payment Systems, Inc.	3,182	102,715
#	Henry Jack & Associates, Inc.	14,700	393,372
	Hewlett-Packard Co.	125,299	6,410,297
*	hi/fn, Inc.	2,947	17,299
*	Hittite Microwave Corp.	2,600	112,294
*	Hughes Communications, Inc.	3,181	169,070
*	Hutchinson Technology, Inc.	5,000	131,550
*	Hypercom Corp.	13,083	69,994
*	I.D. Systems, Inc.	1,100	14,454
* #	i2 Technologies, Inc.	2,600	42,068
	iBasis, Inc.	3,249	17,187
*	iGATE Capital Corp.	7,732	65,413
*	Ikanos Communications	2,400	14,232
* #	ImageWare Systems, Inc.	400	648
*	I-many, Inc.	6,033	19,607
	Imation Corp.	5,600	112,392
#	Imergent, Inc.	1,100	13,596
* #	Immersion Corp.	3,900	51,207
*	InFocus Corp.	6,000	10,440
*	Informatica Corp.	14,500	248,675
	InfoSpace, Inc.	7,200	128,232
	infoUSA, Inc.	10,600	91,478
*	Ingram Micro, Inc.	33,110	658,889

51

*	Innodata Isogen, Inc.	4,400	21,780
*	Insight Enterprises, Inc.	10,310	204,241
*	InsWeb Corp.	100	1,084
	Integral Systems, Inc.	2,700	67,311
*	Integrated Device Technology, Inc.	37,620	456,331
*	Integrated Silicon Solution, Inc.	6,700	43,684
	Intel Corp.	282,156	7,358,628
*	Intelli-Check, Inc.	840	2,940
*	Interactive Intelligence, Inc.	1,300	33,904
*	Interlink Electronics, Inc.	200	300
* #	Intermec, Inc.	7,600	163,172
* #	Internap Network Services Corp.	4,700	46,765
	International Business Machines Corp.	66,130	6,955,553
*	International Rectifier Corp.	13,732	446,565
*	Internet Capital Group, Inc.	8,120	90,700
*	Interphase Corp.	700	6,818
	Intersil Corp.	19,800	493,812
*	Intervoice, Inc.	5,100	49,878
*	Interwoven, Inc.	9,337	114,658
*	Intest Corp.	1,100	2,541
*	Intevac, Inc.	2,900	45,530
*	IntriCon Corp.	400	5,520
*	Intuit, Inc.	17,000	498,440
*	INX, Inc.	100	997
*	Iomega Corp.	13,186	47,074
* #	iPass, Inc.	12,600	55,062
*	iPCS, Inc.	1,500	51,900
*	Iron Mountain, Inc.	18,500	674,880
*	Iteris, Inc.	3,300	11,088
* #	Itron, Inc.	4,500	348,975
*	Ixia	12,892	133,174
*	IXYS Corp.	7,730	59,753
* #	j2 Global Communications, Inc.	3,700	89,984
	Jabil Circuit, Inc.	31,000	525,450
*	Jaco Electronics, Inc.	600	774
*	JDA Software Group, Inc.	5,800	121,452
*	JDS Uniphase Corp.	44,075	593,250
* #	Juniper Networks, Inc.	66,500	1,976,380
*	Jupitermedia Corp.	7,500	32,175
	Keithley Instruments, Inc.	2,165	20,568
*	Kemet Corp.	1,900	11,780
*	Key Tronic Corp.	1,400	5,810
*	Keynote Systems, Inc.	4,420	60,819
*	Kintera, Inc.	800	1,288
	KLA-Tencor Corp.	18,183	874,239
*	Kopin Corp.	14,700	52,920
*	Kratos Defense & Security Solutions, Inc.	4,500	10,080
*	Kulicke & Soffa Industries, Inc.	6,500	46,020
*	KVH Industries, Inc.	2,991	25,992
* #	L-1 Identity Solutions, Inc.	16,204	301,070
* #	Lam Research Corp.	12,300	563,955
* #	LaserCard Corp.	1,700	16,898
*	Lattice Semiconductor Corp.	21,300	71,568
* #	Lawson Software, Inc.	37,512	364,617
*	LeCroy Corp.	2,000	17,380

52

*	Lexmark International, Inc.	5,506	192,049
#	Linear Technology Corp.	14,500	441,670
*	Lionbridge Technologies, Inc.	12,871	39,128
*	Littlefuse, Inc.	4,700	156,745
*	Logility, Inc.	1,176	14,230
*	LoJack Corp.	2,200	38,522
*	LookSmart, Ltd.	5,556	16,112
*	Loral Space & Communications, Inc.	4,000	136,960
* #	LSI Corp.	84,112	466,822
*	LTX Corp.	9,432	22,637
* #	Lumera Corp.	1,200	4,152
* #	Macrovision Corp.	11,300	281,596
*	Magma Design Automation, Inc.	4,100	54,776
*	Management Network Group, Inc.	4,530	10,827
*	Manatron, Inc.	500	4,475
*	Manhattan Associates, Inc.	4,100	111,233
*	ManTech International Corp. Class A	3,900	150,891
#	Marchex, Inc. Class B	5,500	67,705
*	Mastec, Inc.	10,473	105,882
*	Mattson Technology, Inc.	11,283	92,972
	Maxim Integrated Products, Inc.	34,950	810,491
#	Maximus, Inc.	4,900	191,100
* #	Maxwell Technologies, Inc.	3,000	25,020
*	McAfee, Inc.	15,900	619,305
*	Mechanical Technology, Inc.	700	672
*	MEMC Electronic Materials, Inc.	12,216	947,717
*	Mentor Graphics Corp.	18,764	204,340
*	Mercury Computer Systems, Inc.	5,000	73,300
*	Merix Corp.	2,600	15,236
	Mesa Laboratories, Inc.	200	4,980
*	Metavante Technologies, Inc.	13,004	296,239
	Methode Electronics, Inc.	7,100	85,555
	Micrel, Inc.	10,161	90,636
	Microchip Technology, Inc.	12,169	350,346
*	Micron Technology, Inc.	115,561	961,468
*	Micros Systems, Inc.	6,604	476,413
*	Microsemi Corp.	12,400	283,712
	Microsoft Corp.	435,500	14,632,800
*	MicroStrategy, Inc.	602	60,712
*	Microtune, Inc.	11,300	58,760
* #	Midway Games, Inc.	5,200	12,636
* #	Mindspeed Technologies, Inc.	8,500	11,900
* #	MIPS Technologies, Inc.	8,400	47,712
*	MIVA, Inc.	4,100	11,808
*	MKS Instruments, Inc.	12,710	230,941
*	Mobility Electronics, Inc.	7,499	13,048
	Mocon, Inc.	847	8,783
*	Moldflow Corp.	2,557	40,784
	Molex, Inc.	14,500	399,620
	Molex, Inc. Class A	13,000	348,140
#	MoneyGram International, Inc.	14,600	225,424
*	Monolithic Power Systems	3,578	68,268
* #	MoSys, Inc.	4,400	25,696
	Motorola, Inc.	158,703	2,534,487
*	MPS Group, Inc.	16,120	178,932

53

*	MRV Communications, Inc.	26,900	60,256
*	MSC. Software Corp.	8,366	110,515
	MTS Systems Corp.	3,053	125,142
* #	Multi-Fineline Electronix, Inc.	1,400	25,578
*	Nanometrics, Inc.	600	6,000
*	Napco Security Systems, Inc.	4,275	21,461
* #	Napster, Inc.	11,200	31,136
	National Instruments Corp.	12,801	427,169
	National Semiconductor Corp.	17,781	406,474
*	NAVTEQ Corp.	14,600	1,093,394
*	NCI, Inc.	1,200	21,720
*	NCR Corp.	27,500	658,350
*	NeoMagic Corp.	600	1,872
*	NETGEAR, Inc.	5,400	183,006
* #	Netlogic Microsystems, Inc.	2,900	84,825
*	NetManage, Inc.	800	2,992
*	NetScout Systems, Inc.	5,730	69,620
*	Network Appliance, Inc.	14,014	346,286
*	Network Engines, Inc.	4,876	7,997
*	Network Equipment Technologies, Inc.	4,000	49,760
*	Newport Corp.	8,365	110,920
*	Nextest Systems Corp.	3,160	41,965
	NIC, Inc.	7,986	62,291
*	NMS Communications Corp.	1,800	2,790
*	Novatel Wireless, Inc.	6,500	101,010
*	Novell, Inc.	72,685	510,249
*	Novellus Systems, Inc.	25,600	665,856
*	Nu Horizons Electronics Corp.	4,400	29,700
* #	Nuance Communications, Inc.	29,100	587,238
*	NumereX Corp. Class A	2,142	17,265
*	Nvidia Corp.	26,054	821,743
	O.I. Corp.	200	2,538
* #	OmniVision Technologies, Inc.	11,100	206,682
* #	ON Semiconductor Corp.	45,500	418,145
* #	On2 Technologies, Inc.	3,200	2,400
*	Online Resources Corp.	3,100	29,140
*	Onvia, Inc.	500	4,375
	Openwave Systems, Inc.	14,600	40,150
*	Oplink Communications, Inc.	3,200	51,680
*	OPNET Technologies, Inc.	4,400	40,348
*	Optical Cable Corp.	100	401
*	Oracle Corp.	243,035	4,904,446
*	Orthovita, Inc.	1,400	4,928
*	OSI Systems, Inc.	3,300	81,807
*	Overland Storage, Inc.	1,300	1,950
*	OYO Geospace Corp.	781	81,771
* #	Packeteer, Inc.	3,500	23,660
* #	Palm, Inc.	23,118	161,132
*	PAR Technology Corp.	2,996	21,931
*	Parametric Technology Corp.	17,192	287,106
	Park Electrochemical Corp.	4,400	129,580
* #	Parkervision, Inc.	1,832	18,009
	Paychex, Inc.	17,854	696,306
*	PC Connection, Inc.	5,126	65,562
*	PC-Tel, Inc.	5,400	40,446

54

*	PDF Solutions, Inc.	6,139	48,682
	Pegasystems, Inc.	6,328	78,341
*	Perceptron, Inc.	400	4,536
*	Perficient, Inc.	4,463	74,845
*	Performance Technologies, Inc.	3,800	18,468
*	Pericom Semiconductor Corp.	5,800	96,106
*	Perot Systems Corp.	27,014	355,234
*	Pervasive Software, Inc.	3,518	15,796
*	Phoenix Technologies, Ltd.	4,420	60,112
*	Photon Dynamics, Inc.	4,000	36,000
*	Photronics, Inc.	8,000	82,320
*	Pinnacle Data Systems, Inc.	100	285
*	Planar Systems, Inc.	2,600	14,768
*	PlanetOut, Inc.	150	1,010
	Plantronics, Inc.	9,280	249,168
*	PLATO Learning, Inc.	3,092	12,615
*	Plexus Corp.	9,634	286,708
*	PLX Technology, Inc.	6,600	64,944
*	PMC-Sierra, Inc.	32,659	229,266
*	Polycom, Inc.	10,700	259,689
*	Power Integrations, Inc.	4,000	120,320
* #	Powerwave Technologies, Inc.	25,503	105,582
* #	Presstek, Inc.	7,922	47,294
* •	Price Communications Liquidation Trust	5,700	779
	Printronix, Inc.	1,006	15,613
*	Progress Software Corp.	4,900	154,987
	QAD, Inc.	5,287	44,992
*	QLogic Corp.	21,900	296,088
	QUALCOMM, Inc.	79,023	3,222,558
#	Quality Systems, Inc.	2,100	62,139
*	Qualstar Corp.	4,008	12,826
*	Quantum Corp.	36,950	117,132
*	Quest Software, Inc.	22,510	363,987
*	QuickLogic Corp.	5,275	18,779
* #	Rackable Systems, Inc.	5,700	60,705
*	Radiant Systems, Inc.	4,600	73,462
*	RadiSys Corp.	2,700	41,958
*	Radyne Corp.	3,600	33,048
*	RAE Systems, Inc.	9,600	24,960
* #	Rambus, Inc.	7,500	145,425
*	Ramtron International Corp.	3,396	14,399
*	RealNetworks, Inc.	29,540	182,262
* #	Red Hat, Inc.	29,000	580,580
	Relm Wireless Corp.	1,500	4,965
	REMEC, Inc.	400	692
#	Renaissance Learning, Inc.	1,785	23,241
* #	RF Micro Devices, Inc.	49,724	287,405
*	RF Monolithics, Inc.	2,200	12,584
	Richardson Electronics, Ltd.	2,200	14,322
*	RightNow Technologies, Inc.	2,100	38,115
*	Rimage Corp.	1,419	35,376
*	Rofin-Sinar Technologies, Inc.	2,100	191,184
*	Rogers Corp.	3,600	158,616
*	Rudolph Technologies, Inc.	5,610	67,040
*	S1 Corp.	8,200	60,844

55

*	Saba Software, Inc.	3,004	14,870
*	Safeguard Scientifics, Inc.	23,650	46,591
* #	Salesforce.com, Inc.	7,700	436,821
*	Sandisk Corp.	34,700	1,299,168
*	Sanmina-SCI Corp.	89,700	158,769
* #	Sapient Corp.	20,612	149,231
*	SatCon Technology Corp.	400	600
* #	SAVVIS, Inc.	7,900	253,116
*	ScanSource, Inc.	5,100	179,928
*	Scientific Learning Corp.	1,436	8,415
*	SCM Microsystems, Inc.	2,923	10,260
*	Seachange International, Inc.	5,000	37,700
*	Secure Computing Corp.	16,100	146,027
*	Selectica, Inc.	900	1,494
*	Semitool, Inc.	4,610	42,596
*	Semtech Corp.	13,572	207,109
*	SI International, Inc.	2,900	75,284
* #	Sigma Designs, Inc.	2,400	156,048
*	Sigmatel, Inc.	5,488	10,756
*	Silicon Image, Inc.	6,600	31,020
*	Silicon Laboratories, Inc.	6,600	245,124
*	Silicon Storage Technology, Inc.	17,936	50,938
* #	Skyworks Solutions, Inc.	46,700	424,036
*	SM&A	2,025	13,102
* #	Smith Micro Software, Inc.	5,000	40,050
*	SoftBrands, Inc.	3,400	6,426
*	Sonic Foundry, Inc.	1,800	2,862
* #	Sonic Solutions, Inc.	4,100	40,713
*	SonicWALL, Inc.	12,460	126,095
* #	Sonus Networks, Inc.	40,000	263,200
*	Sourcefire, Inc.	1,400	11,354
* #	SourceForge, Inc.	4,939	11,409
*	Spectrum Control, Inc.	2,600	38,636
*	SPSS, Inc.	2,400	86,736
* #	SRA International, Inc.	5,200	142,168
*	SRS Labs, Inc.	1,600	9,808
*	Staktek Holdings, Inc.	7,300	18,761
*	Standard Microsystems Corp.	4,804	169,437
	StarTek, Inc.	2,910	28,431
*	STEC, Inc.	9,560	89,099
*	Stratasys, Inc.	3,200	79,968
*	SumTotal Systems, Inc.	4,200	20,244
*	Sun Microsystems, Inc.	58,362	1,212,762
* #	Sunair Electronics, Inc.	400	996
*	Sunrise Telecom, Inc.	500	1,085
* #	Supertex, Inc.	1,953	66,304
*	SupportSoft, Inc.	8,300	36,022
* #	Sybase, Inc.	17,300	443,572
*	Sycamore Networks, Inc.	52,950	203,858
*	Sykes Enterprises, Inc.	11,000	203,060
*	Symantec Corp.	64,000	1,139,200
*	Symmetricom, Inc.	13,100	56,461
* #	Synaptics, Inc.	3,200	177,728
*	SYNNEX Corp.	6,800	140,488
*	Synopsys, Inc.	21,790	536,252

56

*	Synplicity, Inc.	5,531	31,471
	Syntel, Inc.	3,090	111,333
* #	Take-Two Interactive Software, Inc.	12,500	187,250
*	Tech Data Corp.	10,600	398,666
	Technitrol, Inc.	9,068	242,750
*	Technology Solutions Co.	294	985
*	TechTeam Global, Inc.	2,566	32,588
*	Tekelec	12,700	156,210
*	TeleCommunication Systems, Inc.	8,000	27,200
* #	Telkonet, Inc.	4,700	6,016
*	Tellabs, Inc.	61,586	428,639
*	Telular Corp.	4,261	28,549
*	Teradata Corp.	13,700	355,652
*	Teradyne, Inc.	34,722	378,123
* #	Terremark Worldwide, Inc.	8,855	49,677
*	Tessco Technologies, Inc.	1,988	32,464
*	Tessera Technologies, Inc.	4,159	160,621
	Texas Instruments, Inc.	68,000	2,146,760
* #	The Knot, Inc.	4,500	59,400
	TheStreet.com, Inc.	2,300	28,290
*	Think Partnership, Inc.	9,745	13,253
* #	THQ, Inc.	13,900	339,855
*	TIBCO Software, Inc.	40,488	317,021
*	Tier Technologies, Inc. Class B	500	4,540
	TNS, Inc.	3,000	47,160
*	Tollgrade Communications, Inc.	2,700	21,438
#	Total System Services, Inc.	9,958	279,222
*	Track Data Corp.	1,200	2,700
*	Transact Technologies, Inc.	1,100	5,720
*	Transwitch Corp.	2,028	2,069
*	Travelzoo, Inc.	700	10,689
* #	Trident Microsystems, Inc.	4,300	27,004
*	Trimble Navigation, Ltd.	16,000	593,120
*	Trio-Tech International	255	2,509
*	Triquint Semiconductor, Inc.	30,681	181,938
	TSR, Inc.	400	1,640
*	TTM Technologies, Inc.	9,300	112,437
*	Tumbleweed Communications Corp.	9,557	12,520
*	Tyler Technologies, Inc.	9,800	147,588
*	Ulticom, Inc.	5,536	41,520
*	Ultimate Software Group, Inc.	2,100	68,607
*	Ultra Clean Holdings, Inc.	5,100	73,287
*	Ultratech, Inc.	6,078	72,814
*	Unica Corp.	1,600	14,400
* #	Unisys Corp.	51,525	255,564
#	United Online, Inc.	7,710	115,958
* #	Universal Display Corp.	3,160	52,330
* #	UTStarcom, Inc.	21,100	61,190
*	ValueClick, Inc.	13,508	319,329
*	Varian Semiconductor Equipment Associates, Inc.	12,165	504,969
* #	Veeco Instruments, Inc.	6,910	115,950
* #	VeriFone Holdings, Inc.	5,800	278,574
*	Verint Systems, Inc.	3,500	60,410
* #	VeriSign, Inc.	24,900	1,018,410
*	Viasat, Inc.	3,911	130,432

57

*	Vicon Industries, Inc.	600	5,718
*	Video Display Corp.	1,200	9,624
*	Vignette Corp.	5,300	81,514
*	Virage Logic Corp.	4,243	35,514
*	Vishay Intertechnology, Inc.	33,110	413,544
*	Visual Sciences, Inc.	2,300	36,386
*	Vocus, Inc.	1,300	40,820
* #	Vyyo, Inc.	1,900	8,759
* #	Wave Systems Corp. Class A	2,100	2,961
* #	Websense, Inc.	6,310	103,105
*	Website Pros, Inc.	3,888	43,779
*	Westell Technologies, Inc.	13,640	20,733
*	Western Digital Corp.	26,193	723,713
	Western Union Co.	15,489	350,051
*	White Electronics Designs Corp.	4,040	18,624
*	Wind River Systems, Inc.	12,880	131,505
*	Wireless Telecom Group, Inc.	3,716	6,875
*	Wireless Xcessories Group, Inc.	360	601
*	WJ Communications, Inc.	2,000	1,760
*	WPCS International, Inc.	1,500	15,285
*	Wright Express Corp.	3,400	129,030
*	Xerox Corp.	63,950	1,079,476
#	Xilinx, Inc.	31,100	681,090
*	X-Rite, Inc.	6,215	77,252
*	Yahoo!, Inc.	58,558	1,569,940
*	Zebra Technologies Corp. Class A	13,300	512,981
*	ZILOG, Inc.	3,100	9,765
* #	Zix Corp.	200	780
*	Zoran Corp.	10,520	229,546
*	Zygo Corp.	3,050	34,435
Total Information Technology			179,002,560

Materials — (4.4%)
	A. Schulman, Inc.	2,800	60,368
	A.M. Castle & Co.	4,900	122,990
*	AEP Industries, Inc.	600	20,526
	Air Products & Chemicals, Inc.	8,265	818,566
	Airgas, Inc.	14,869	735,718
*	AK Steel Holding Corp.	6,000	267,420
	Albemarle Corp.	14,400	635,616
	Alcoa, Inc.	61,250	2,227,663
	Allegheny Technologies, Inc.	5,314	519,444
	AMCOL International Corp.	3,700	140,526
*	American Pacific Corp.	1,505	22,124
	American Vanguard Corp.	3,666	59,939
	Aptargroup, Inc.	11,848	500,104
	Arch Chemicals, Inc.	5,200	213,980
	Ashland, Inc.	12,065	594,081
*	Atlantis Plastics, Inc.	600	504
	Balchem Corp.	2,785	59,543
#	Ball Corp.	5,100	235,875
* #	Basin Water, Inc.	100	701
	Bemis Co., Inc.	20,200	548,026
*	Brush Engineered Materials, Inc.	4,500	201,285
*	Buckeye Technologies, Inc.	3,200	45,696

58

	Cabot Corp.	13,032	448,561
#	Calgon Carbon Corp.	6,400	93,184
*	Caraustar Industries, Inc.	3,800	15,694
	Carpenter Technology Corp.	7,950	599,828
#	Celanese Corp. Class A	9,400	372,992
*	Century Aluminum Co.	5,653	324,143
	CF Industries Holdings, Inc.	9,000	818,820
	Chemtura Corp.	47,150	353,625
	Chesapeake Corp.	3,200	19,520
#	Cleveland-Cliffs, Inc.	6,800	613,360
* #	Coeur d’Alene Mines Corp.	37,600	156,792
	Commercial Metals Co.	17,900	553,289
	Compass Minerals International, Inc.	4,952	181,837
* #	Constar International, Inc.	1,500	4,305
*	Continental Materials Corp.	100	2,715
*	Core Molding Technologies, Inc.	1,400	9,898
*	Crown Holdings, Inc.	24,600	631,236
	Cytec Industries, Inc.	9,362	574,265
	Deltic Timber Corp.	1,400	67,410
	Dow Chemical Co.	66,080	2,771,395
	duPont (E.I.) de Nemours & Co., Inc.	42,100	1,942,915
#	Eagle Materials, Inc.	10,286	401,051
	Eastman Chemical Co.	12,500	802,625
	Ecolab, Inc.	14,900	713,710
	Empire Resources, Inc.	1,300	5,122
*	Esmark, Inc.	3,000	58,200
	Ferro Corp.	9,600	203,424
* #	Flotek Industries, Inc.	1,828	67,380
	FMC Corp.	11,800	645,696
	Freeport-McMoRan Copper & Gold, Inc. Class B	24,112	2,385,400
	Friedman Industries, Inc.	1,100	7,975
* #	General Moly, Inc.	1,600	17,056
#	Georgia Gulf Corp.	6,710	49,922
	Gibraltar Industries, Inc.	6,000	83,880
	Glatfelter Co.	1,100	16,533
*	Graphic Packaging Corp.	40,167	164,685
	Greif, Inc. Class A	4,900	289,443
	Greif, Inc. Class B	2,536	138,618
	H.B. Fuller Co.	13,512	341,718
	Hawkins, Inc.	1,859	27,513
* #	Headwaters, Inc.	7,400	88,800
*	Hecla Mining Co.	20,018	234,811
	Hercules, Inc.	16,500	320,265
	Huntsman Corp.	14,400	365,184
*	ICO, Inc.	2,500	27,125
	Innophos Holdings, Inc.	900	12,879
	International Flavors & Fragrances, Inc.	6,200	310,868
	International Paper Co.	29,810	1,006,088
*	Ion Geophysical Corp.	12,316	190,036
	Kaiser Aluminum Corp.	3,235	230,138
#	KMG Chemicals, Inc.	1,960	30,498
	Koppers Holdings, Inc.	1,800	69,192
#	Kronos Worldwide, Inc.	6,077	101,000
*	Landec Corp.	3,500	45,990
	Louisiana-Pacific Corp.	19,500	299,910

59

*	LSB Industries, Inc.	2,300	52,164
	Lubrizol Corp.	10,814	693,610
	Lyondell Chemical Co.	31,873	1,504,406
#	Martin Marietta Materials, Inc.	2,600	349,830
*	Material Sciences Corp.	3,017	24,951
*	Maxxam, Inc.	661	18,244
	MeadWestavco Corp.	29,016	953,756
	Metal Management, Inc.	5,500	253,110
	Minerals Technologies, Inc.	4,300	287,670
* #	Mines Management, Inc.	600	2,124
*	Mod-Pac Corp.	400	3,280
	Monsanto Co.	26,639	2,647,117
	Myers Industries, Inc.	5,506	109,900
* #	Nanophase Technologies Corp.	700	2,513
	Neenah Paper, Inc.	3,100	93,558
	Nevada Chemicals, Inc.	2,145	19,648
	NewMarket Corp.	3,600	193,176
	Newmont Mining Corp.	22,770	1,131,441
#	NL Industries, Inc.	9,700	97,873
	NN, Inc.	2,430	21,554
*	Northern Technologies International Corp.	400	4,500
*	Northwest Pipe Co.	1,579	52,533
	Nucor Corp.	11,610	687,428
	Olin Corp.	11,914	249,479
	Olympic Steel, Inc.	2,550	66,657
*	OM Group, Inc.	6,361	358,061
*	OMNOVA Solutions, Inc.	6,100	31,415
*	Owens-Illinois, Inc.	14,700	659,883
#	Packaging Corp. of America	15,800	446,982
*	Pactiv Corp.	18,107	459,918
*	Patriot Coal Corp.	1,650	55,787
	Penford Corp.	1,800	43,560
*	Peoplesupport, Inc.	4,900	68,845
*	PolyOne Corp.	17,320	108,596
	PPG Industries, Inc.	14,530	997,339
	Praxair, Inc.	12,971	1,107,464
	Quaker Chemical Corp.	2,370	51,619
	Quanex Corp.	7,759	388,260
*	Ready Mix, Inc.	300	2,520
	Reliance Steel & Aluminum Co.	16,026	826,781
*	Rock of Ages Corp.	500	2,785
	Rock-Tenn Co. Class A	8,900	234,782
*	Rockwood Holdings, Inc.	14,265	480,445
	Rohm & Haas Co.	28,950	1,574,012
#	Royal Gold, Inc.	3,504	100,635
	RPM International, Inc.	24,772	471,907
*	RTI International Metals, Inc.	3,305	242,719
	Schnitzer Steel Industries, Inc. Class A	3,781	236,010
	Schweitzer-Maudoit International, Inc.	3,500	93,450
	Scotts Miracle-Gro Co. Class A	10,931	403,463
	Sealed Air Corp.	21,820	509,933
	Sensient Technologies Corp.	9,500	262,865
#	Sigma-Aldrich Corp.	6,420	338,013
	Silgan Holdings, Inc.	6,290	337,333
*	Smurfit-Stone Container Corp.	51,074	562,325

60

#	Southern Copper Corp.	14,100	1,560,165
	Spartech Corp.	6,900	94,254
	Steel Dynamics, Inc.	9,361	470,952
#	Stepan Co.	2,200	67,188
*	Stillwater Mining Co.	15,020	145,694
*	Symyx Technologies, Inc.	2,700	20,682
#	Synalloy Corp.	807	14,018
	Temple-Inland, Inc.	15,720	722,648
* #	Terra Industries, Inc.	15,020	567,456
	Texas Industries, Inc.	3,869	268,431
*	The Mosaic Co.	20,000	1,383,000
* #	Titanium Metals Corp.	13,216	392,119
	Tronox, Inc. Class B	983	7,962
*	U.S. Concrete, Inc.	8,100	30,456
*	U.S. Gold Corp.	12,000	41,160
*	United States Lime & Minerals, Inc.	1,184	36,420
	United States Steel Corp.	10,520	1,027,804
*	Universal Stainless & Alloy Products, Inc.	1,200	37,008
#	Valhi, Inc.	14,064	257,652
	Valspar Corp.	19,583	441,401
	Vulcan Materials Co.	6,411	569,361
* #	W.R. Grace & Co.	11,000	297,110
	Wausau Paper Corp.	8,610	81,192
#	Wellman, Inc.	3,133	3,290
	Westlake Chemical Corp.	12,216	241,510
	Weyerhaeuser Co.	15,045	1,100,993
*	Williams Industries, Inc.	100	220
#	Worthington Industries, Inc.	14,410	305,348
*	Zep, Inc.	3,027	39,745
* #	Zoltek Companies, Inc.	1,834	78,165
Total Materials			59,620,847

Telecommunication Services — (2.8%)
	Alaska Communications Systems Group, Inc.	5,669	85,035
*	American Tower Corp.	18,165	827,234
*	Arbinet-thexchange, Inc.	5,700	33,915
	AT&T, Inc.	405,575	15,497,021
*	Cbeyond, Inc.	1,900	78,603
*	Centennial Communications Corp.	16,556	147,348
	CenturyTel, Inc.	17,210	733,662
*	Cincinnati Bell, Inc.	39,700	188,972
	Citizens Communications Co.	53,731	697,428
* #	Cogent Communications Group, Inc.	5,800	120,524
	Consolidated Communications Holdings, Inc.	3,280	52,742
*	Crown Castle International Corp.	28,315	1,187,814
	D&E Communications, Inc.	3,425	49,902
	Embarq Corp.	10,050	512,048
#	FairPoint Communications, Inc.	5,000	74,600
* #	FiberTower Corp.	11,189	25,511
*	General Communications, Inc. Class A	9,610	85,145
	Hickory Tech Corp.	1,741	15,826
	IDT Corp.	200	1,548
	IDT Corp. Class B	8,110	65,772
	Iowa Telecommunications Services, Inc.	7,800	132,912
*	LCC International, Inc. Class A	4,925	12,066

61

*	Leap Wireless International, Inc.	5,400	187,434
* #	Level 3 Communications, Inc.	79,128	265,870
*	NeuStar, Inc.	6,400	203,328
*	Nexstar Broadcasting Group, Inc.	500	4,535
*	NII Holdings, Inc.	8,361	461,193
	North Pittsburgh Systems, Inc.	1,300	30,706
*	PAETEC Holding Corp.	10,987	117,561
*	Point.360	1,448	2,824
*	Premiere Global Services, Inc.	11,800	162,604
*	Qwest Communications International, Inc.	70,500	467,415
* #	Regal Entertainment Group	20,300	401,737
*	Rural Cellular Corp. Class A	1,900	83,714
*	SBA Communications Corp.	8,600	321,984
	Shenandoah Telecommunications Co.	3,906	96,361
*	Spark Networks, Inc.	500	2,070
	Sprint Nextel Corp.	156,755	2,432,838
#	SureWest Communications	3,000	54,330
*	Syniverse Holdings, Inc.	9,700	151,514
	Telephone & Data Systems, Inc.	8,163	508,147
	Telephone & Data Systems, Inc. Special Shares	8,606	486,669
* #	Terrestar Corp.	18,200	131,950
*	Time Warner Telecom, Inc.	26,350	591,031
*	United States Cellular Corp.	8,343	684,126
*	USA Mobility, Inc.	5,184	68,377
	Verizon Communications, Inc.	199,907	8,637,981
	Warwick Valley Telephone Co.	804	8,868
	Windstream Corp.	12,379	160,308
*	Xeta Corp.	1,182	5,035
Total Telecommunication Services			37,356,138

Utilities — (3.3%)
*	AES Corp.	30,194	659,739
	AGL Resources, Inc.	12,600	467,208
	Allegheny Energy, Inc.	7,279	442,199
	ALLETE, Inc.	5,000	204,800
	Alliant Energy Corp.	7,500	311,400
	Ameren Corp.	14,561	784,110
	American Electric Power Co., Inc.	17,993	857,726
	American States Water Co.	2,600	108,290
#	Aqua America, Inc.	21,567	477,493
*	Aquila, Inc.	42,600	168,696
	Artesian Resources Corp. Class A	573	10,887
#	Atmos Energy Corp.	14,000	366,660
	Avista Corp.	7,500	160,350
	BIW, Ltd.	200	4,700
	Black Hills Corp.	6,000	249,960
* #	Cadiz, Inc.	900	17,874
	California Water Service Group	3,200	125,024
	CenterPoint Energy, Inc.	21,416	382,276
#	Central Vermont Public Service Corp.	1,800	49,788
	CH Energy Group, Inc.	2,200	97,504
	Chesapeake Utilities Corp.	1,047	35,336
	Cleco Corp.	9,800	273,812
#	CMS Energy Corp.	36,400	634,452
	Connecticut Water Services, Inc.	1,500	36,465

62

	Consolidated Edison, Inc.	17,423	844,144
	Constellation Energy Group	1,100	110,231
	Delta Natural Gas Co., Inc.	400	9,940
	Dominion Resources, Inc.	27,284	1,288,623
	DPL, Inc.	18,400	557,152
	DTE Energy Co.	10,959	537,539
	Duke Energy Corp.	56,922	1,126,486
*	Dynegy, Inc.	32,105	244,319
	Edison International	13,891	777,618
*	El Paso Electric Co.	7,500	192,825
#	Empire District Electric Co.	5,200	119,808
	Energen Corp.	9,500	605,530
	Energy East Corp.	18,400	508,576
	Energy West, Inc.	200	2,850
#	EnergySouth, Inc.	1,103	60,974
	Entergy Corp.	8,957	1,070,720
*	Environmental Power Corp.	700	3,598
	Equitable Resources, Inc.	6,320	334,075
	Exelon Corp.	33,680	2,730,438
	FirstEnergy Corp.	14,101	966,765
	Florida Public Utilities Co.	600	7,074
#	FPL Group, Inc.	18,340	1,279,398
#	Great Plains Energy, Inc.	10,700	317,576
#	Hawaiian Electric Industries, Inc.	11,800	273,170
#	IDACORP, Inc.	6,300	221,508
	Integrys Energy Group, Inc.	12,262	625,485
	ITC Holdings Corp.	6,700	341,968
	Laclede Group, Inc.	3,400	116,994
*	Maine & Maritimes Corp.	200	6,920
	MDU Resources Group, Inc.	12,665	345,628
	MGE Energy, Inc.	2,900	101,703
	Middlesex Water Co.	2,747	51,781
* #	Mirant Corp.	40,200	1,551,318
#	National Fuel Gas Co.	11,455	545,831
	New Jersey Resources Corp.	4,700	237,115
	Nicor, Inc.	6,700	282,338
	NiSource, Inc.	14,414	266,803
#	Northeast Utilities, Inc.	9,800	309,484
	Northwest Natural Gas Co.	4,100	196,677
* #	NRG Energy, Inc.	38,100	1,615,059
	NSTAR	14,200	497,000
	OGE Energy Corp.	13,600	484,160
	Oneok, Inc.	7,155	332,708
	Ormat Technologies, Inc.	6,000	303,000
	Otter Tail Corp.	4,200	140,742
	Pepco Holdings, Inc.	13,630	383,003
	PG&E Corp.	15,863	733,981
#	Piedmont Natural Gas Co.	11,100	289,044
	Pinnacle West Capital Corp.	6,355	272,375
	PNM Resources, Inc.	9,700	215,146
	Portland General Electric Co.	9,700	259,669
#	PPL Corp.	17,510	892,310
	Progress Energy, Inc.	16,673	813,976
	Public Service Enterprise Group, Inc.	3,800	363,812
	Puget Energy, Inc.	19,000	533,330

63

	Questar Corp.	17,160	917,202
*	Reliant Energy, Inc.	53,600	1,395,744
	RGC Resources, Inc.	200	6,014
	SCANA Corp.	8,247	351,405
	Sempra Energy	11,950	748,309
	Sierra Pacific Resources	35,900	617,480
#	SJW Corp.	4,000	133,840
	South Jersey Industries, Inc.	5,300	195,570
	Southern Co.	33,955	1,277,387
	Southern Union Co.	17,800	531,330
	Southwest Gas Corp.	5,400	156,168
	Southwest Water Co.	6,920	82,902
#	TECO Energy, Inc.	34,016	589,157
	UGI Corp.	17,100	452,124
	UIL Holdings Corp.	3,533	126,552
	Unisource Energy Corp.	5,010	154,959
	Unitil Corp.	952	26,037
	Vectren Corp.	11,400	334,704
	Westar Energy, Inc.	14,400	373,104
	WGL Holdings, Inc.	8,200	270,928
	Wisconsin Energy Corp.	8,206	392,575
	Xcel Energy, Inc.	27,011	624,224
	York Water Co.	2,011	31,814
Total Utilities			44,016,575

TOTAL COMMON STOCKS			1,178,983,096

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	204
* •	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
* •	Medis For Cell Kinetics Rights 12/17/07	180	—
* •	Movie Star Rights 01/16/08	1,550	43
TOTAL RIGHTS/WARRANTS			247

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	116,502	116,502

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.7%)
Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $172,781,930 FHLMC 5.500%, 05/01/37 & FNMA 6.094%, 10/01/37, valued at $170,719,819) to be repurchased at $165,811,366	$165,747	165,747,397
Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $5,188,312 FHLMC 5.500%, 10/01/33, valued at $2,841,411) to be repurchased at $2,747,548	2,746	2,746,495
Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $4,005,000 FHLMC 6.032%, 11/01/36, valued at $3,727,947) to be repurchased at $3,617,528	3,616	3,616,133

TOTAL SECURITIES LENDING COLLATERAL		172,110,025

TOTAL INVESTMENTS - (100.0%) (Cost $1,280,737,951)		$1,351,209,870

See accompanying Notes to Financial Statements.

64

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (86.5%)
Consumer Discretionary — (11.1%)
*	1-800-FLOWERS.COM, Inc.	16,695	$174,797
*	4Kids Entertainment, Inc.	6,000	75,000
* #	99 Cents Only Stores	26,700	215,202
*	A.C. Moore Arts & Crafts, Inc.	15,324	243,192
	Aaron Rents, Inc.	29,300	589,223
	Aaron Rents, Inc. Class A	3,344	65,877
#	Abercrombie & Fitch Co.	6,200	508,648
* #	AbitibiBowater Canada, Inc.	10,244	230,080
	Acme Communications, Inc.	9,330	29,110
	Acme United Corp.	1,702	24,168
	Advance Auto Parts, Inc.	53,000	1,905,880
*	Aeropostale, Inc.	14,029	358,441
*	AFC Enterprises, Inc.	7,200	78,552
*	Aftermarket Technology Corp.	13,344	372,564
	Aldila, Inc.	4,118	70,706
*	Alloy, Inc.	6,760	45,630
* #	Amazon.com, Inc.	15,959	1,445,247
	Ambassadors Group, Inc.	1,200	22,008
*	AMDL, Inc.	1,400	6,160
	American Axle & Manufacturing Holdings, Inc.	34,300	793,016
*	American Biltrite, Inc.	500	2,625
	American Eagle Outfitters, Inc.	11,950	273,535
	American Greetings Corp. Class A	29,700	690,822
*	America’s Car-Mart, Inc.	8,700	94,395
	Ameristar Casinos, Inc.	37,173	1,166,860
*	AnnTaylor Stores Corp.	38,500	1,172,325
*	Apollo Group, Inc. Class A	14,744	1,128,211
#	Arbitron, Inc.	7,553	300,987
#	Arctic Cat, Inc.	9,060	96,670
	Ark Restaurants Corp.	2,168	79,782
	ArvinMeritor, Inc.	36,600	370,026
#	Asbury Automotive Group, Inc.	23,072	386,225
* #	Audible, Inc.	12,936	149,152
*	Audiovox Corp. Class A	1,100	14,047
*	AutoNation, Inc.	126,408	2,085,732
*	Autozone, Inc.	5,600	625,128
* #	Avatar Holdings, Inc.	6,328	275,648
*	Bakers Footwear Group, Inc.	2,149	5,910
*	Ballantyne of Omaha, Inc.	7,688	44,667
*	Bally Technologies, Inc.	13,500	562,950
#	Barnes & Noble, Inc.	42,722	1,642,661
*	Barry (R.G.) Corp.	5,567	40,416
	Beasley Broadcast Group, Inc.	5,114	35,798
	Bebe Stores, Inc.	55,676	751,626

1

* #	Bed Bath and Beyond, Inc.	59,900	1,883,855
	Belo Corp. Class A	63,029	1,043,760
*	Benihana, Inc.	3,594	52,113
*	Benihana, Inc. Class A	5,026	70,364
#	Best Buy Co., Inc.	16,768	856,006
	Big 5 Sporting Goods Corp.	3,500	57,505
* #	Big Dog Holdings, Inc.	4,714	72,407
* #	Big Lots, Inc.	50,275	938,634
* #	BJ’s Restaurants, Inc.	16,670	296,559
	Black & Decker Corp.	20,700	1,710,855
#	Blockbuster, Inc. Class A	49,722	177,508
*	Blockbuster, Inc. Class B	45,303	136,362
* #	Blue Nile, Inc.	200	14,762
* #	Bluegreen Corp.	1,300	9,334
	Blyth, Inc.	20,600	405,202
	Bob Evans Farms, Inc.	21,920	676,013
#	Bon-Ton Stores, Inc.	8,700	101,616
	Books-A-Million, Inc.	14,030	169,623
#	Borders Group, Inc.	7,072	88,471
	BorgWarner, Inc.	17,900	1,729,319
	Bowl America, Inc. Class A	962	15,296
	Boyd Gaming Corp.	57,300	2,218,656
*	Bright Horizons Family Solutions, Inc.	11,100	419,469
#	Brinker International, Inc.	52,890	1,218,057
	Brown Shoe Company, Inc.	21,427	363,616
	Brunswick Corp.	48,068	980,107
	Buckle, Inc.	17,950	633,814
* #	Buffalo Wild Wings, Inc.	6,322	182,769
* #	Build-A-Bear-Workshop, Inc.	12,100	190,817
#	Building Materials Holding Corp.	3,272	18,716
*	Burger King Holdings, Inc.	27,600	725,880
* #	Cabela’s, Inc.	37,100	613,634
*	Cablevision Systems New York Group Class A	8,000	216,240
*	Cache, Inc.	9,600	128,544
*	California Coastal Communities, Inc.	6,342	37,418
*	California Pizza Kitchen, Inc.	17,400	276,834
	Callaway Golf Co.	45,700	779,642
	Canterbury Park Holding Corp.	1,959	21,647
*	Career Education Corp.	47,298	1,358,872
* #	CarMax, Inc.	64,500	1,475,115
#	Carmike Cinemas, Inc.	8,500	100,300
	Carnival Corp.	127,100	5,734,752
*	Carriage Services, Inc.	12,214	130,323
* #	Carter’s, Inc.	35,900	805,237
* #	Casual Male Retail Group, Inc.	7,100	44,020
	Cato Corp. Class A	19,700	296,682
*	Cavalier Homes, Inc.	11,687	23,841
*	Cavco Industries, Inc.	4,599	173,566
	CBRL Group, Inc.	12,395	414,737
	CBS Corp. Class A	11,931	327,506
	CBS Corp. Class B	143,200	3,927,976
* #	CEC Entertainment, Inc.	16,908	481,878
#	Centex Corp.	25,900	540,274
* #	Champion Enterprises, Inc.	46,880	422,858
	Charles and Colvard, Ltd.	4,375	10,369

2

*	Charlotte Russe Holding, Inc.	11,400	187,644
* #	Charter Communications, Inc.	162,925	215,061
* #	Cheesecake Factory, Inc.	50,808	1,183,318
#	Cherokee, Inc.	8,805	277,446
*	Chicos FAS, Inc.	14,081	159,256
	Choice Hotels International, Inc.	16,200	561,330
	Christopher & Banks Corp.	20,416	329,106
*	Chromcraft Revington, Inc.	1,085	5,262
	Churchill Downs, Inc.	10,320	541,594
	Circuit City Stores, Inc.	27,900	180,513
#	Citadel Broadcasting Co.	79,015	181,734
* #	Citi Trends, Inc.	7,900	122,055
	CKE Restaurants, Inc.	21,191	309,812
*	CKX, Inc.	30,161	365,853
	Clear Channel Communications, Inc.	38,588	1,385,309
*	Coach, Inc.	14,457	536,933
	Coachmen Industries, Inc.	800	4,216
	Coast Distribution System, Inc.	944	6,334
	Cobra Electronics Corp.	3,055	16,619
*	Coinstar, Inc.	17,125	447,476
*	Coldwater Creek, Inc.	10,150	83,737
	Collectors Universe, Inc.	5,869	82,166
#	Columbia Sportswear Co.	25,500	1,224,255
*	Comcast Corp. Class A	420,142	8,629,717
*	Comcast Corp. Special Class A Non-Voting	205,284	4,148,790
*	Concord Camera Corp.	2,039	5,811
* #	Conn’s, Inc.	16,000	289,600
	Cooper Tire & Rubber Co.	37,160	571,521
* #	Corinthian Colleges, Inc.	63,899	1,115,677
	Courier Corp.	12,483	410,316
*	Cox Radio, Inc.	22,900	269,762
#	CPI Corp.	2,685	74,536
	Craftmade International, Inc.	2,141	17,021
* #	Crown Media Holdings, Inc.	31,565	229,478
* #	CSK Auto Corp.	16,722	163,039
	CSS Industries, Inc.	8,300	328,514
*	Culp, Inc.	9,200	76,544
* #	Cumulus Media, Inc. Class A	8,222	69,147
*	Cybex International, Inc.	8,781	40,832
*	Cycle Country Accessories Corp.	554	1,014
	Darden Restaurants, Inc.	7,900	314,341
*	Deckers Outdoor Corp.	6,300	908,271
	Decorator Industries, Inc.	452	1,926
*	dELiA*s, Inc.	1,343	4,566
	Delta Apparel, Inc.	3,378	33,206
*	Design Within Reach, Inc.	7,449	29,498
	DeVry, Inc.	25,900	1,423,982
*	DG Fastchannel, Inc.	10,832	211,874
*	Dick’s Sporting Goods, Inc.	17,200	537,672
*	Diedrich Coffee, Inc.	3,885	14,180
#	Dillards, Inc. Class A	45,044	918,447
*	Directed Electronics, Inc.	700	1,323
*	Discovery Holding Co. Class A	107,963	2,640,775
* #	Discovery Holding Co. Class B	4,395	117,588
	Disney (Walt) Co.	400,012	13,260,398

3

*	Dixie Group, Inc.	4,224	38,016
*	Dollar Tree Stores, Inc.	49,400	1,415,804
*	Dorman Products, Inc.	11,143	156,113
	Dover Downs Gaming & Entertainment, Inc.	10,000	110,500
	Dover Motorsports, Inc.	9,256	62,941
	Dow Jones & Co., Inc.	8,500	507,875
*	DreamWorks Animation SKG, Inc.	46,300	1,217,690
* #	Drew Industries, Inc.	13,000	355,160
*	drugstore.com, Inc.	31,332	95,876
	DRYCLEAN USA, Inc.	100	160
*	Duckwall-ALCO Stores, Inc.	100	2,958
#	E.W. Scripps Co.	35,755	1,553,555
#	Eastman Kodak Co.	89,515	2,101,812
*	EchoStar Communications Corp. Class A	8,900	383,590
	Educational Development Corp.	1,500	8,250
*	EMAK Worldwide, Inc.	1,200	1,536
*	Emerson Radio Corp.	15,028	21,039
#	Emmis Communications Corp. Class A	21,152	91,165
*	Enova Systems, Inc.	780	2,847
	Entercom Communications Corp.	21,172	344,892
*	Entravision Communications Corp.	47,872	358,083
* #	Escala Group, Inc.	3,900	8,190
	Escalade, Inc.	5,107	47,802
#	Ethan Allen Interiors, Inc.	19,400	554,064
*	Expedia, Inc.	106,061	3,457,589
*	Fairchild Corp. Class A	1,100	2,662
	Family Dollar Stores, Inc.	72,000	1,695,600
*	Famous Dave’s of America, Inc.	6,844	94,721
*	Finlay Enterprises, Inc.	3,903	11,592
*	Fisher Communications, Inc.	5,860	238,678
*	Flanigan’s Enterprises, Inc.	1,000	8,350
* #	Fleetwood Enterprises, Inc.	36,272	198,408
	Flexsteel Industries, Inc.	3,946	50,430
	Foot Locker, Inc.	91,700	1,196,685
*	Ford Motor Co.	413,400	3,104,634
	Fortune Brands, Inc.	49,343	3,782,141
*	Fossil, Inc.	38,926	1,687,053
*	Fountain Powerboat Industries, Inc.	1,071	1,446
*	Franklin Covey Co.	12,195	85,243
*	Franklin Electronic Publishers, Inc.	1,643	5,438
	Fred’s, Inc.	20,700	215,694
	Frisch’s Restaurants, Inc.	3,138	86,766
	FTD Group, Inc.	17,200	230,480
*	Fuel Systems Solutions, Inc.	10,350	152,559
*	Full House Resorts, Inc.	4,630	12,871
#	Furniture Brands International, Inc.	25,659	259,926
*	Gaiam, Inc.	12,578	296,212
*	GameStop Corp. Class A	17,400	999,630
*	GameTech International, Inc.	7,286	56,612
* #	Gaming Partners International Corp.	3,476	27,947
* #	Gander Mountain Co.	15,347	74,433
	Gannett Co., Inc.	91,206	3,351,820
#	Gap, Inc.	64,200	1,309,680
*	Gaylord Entertainment Co.	26,812	1,127,713
*	Gemstar-TV Guide International, Inc.	177,138	1,045,114

4

	General Motors Corp.	115,300	3,439,399
*	Genesco, Inc.	11,900	368,900
* #	Gentek, Inc.	6,070	182,100
	Gentex Corp.	74,565	1,477,878
	Genuine Parts Co.	52,500	2,522,625
*	Getty Images, Inc.	34,572	1,007,774
*	G-III Apparel Group, Ltd.	10,453	150,210
*	Goodyear Tire & Rubber Co.	65,300	1,877,375
*	Gottschalks, Inc.	9,394	35,885
	Gray Television, Inc.	21,895	186,326
	Gray Television, Inc. Class A	3,060	26,362
*	Great Wolf Resorts, Inc.	23,500	254,270
#	Group 1 Automotive, Inc.	9,700	260,736
* #	GSI Commerce, Inc.	24,600	642,552
	Guess?, Inc.	13,874	651,107
* #	Gymboree Corp.	13,800	460,368
	H&R Block, Inc.	22,300	438,864
*	Hampshire Group, Ltd.	1,000	12,550
#	Handleman Co.	12,938	28,593
*	Hanesbrands, Inc.	1,137	32,098
	Harley-Davidson, Inc.	7,846	376,765
#	Harman International Industries, Inc.	4,500	331,200
	Harrah’s Entertainment, Inc.	19,300	1,699,751
*	Harris Interactive, Inc.	17,312	72,537
	Harte-Hanks, Inc.	42,244	709,699
*	Hartmarx Corp.	7,100	28,400
	Hasbro, Inc.	49,878	1,385,112
*	Hastings Entertainment, Inc.	2,673	24,164
#	Haverty Furniture Co., Inc.	6,226	52,921
	Haverty Furniture Co., Inc. Class A	1,200	10,272
*	Hawk Corp.	5,175	82,593
*	Hayes Lemmerz International, Inc.	65,769	271,626
	Hearst-Argyle Television, Inc.	27,775	543,834
*	Hibbett Sporting Goods, Inc.	9,200	197,064
*	Hollywood Media Corp.	18,149	48,276
#	Home Depot, Inc.	380,845	10,876,933
* #	Home Solutions of America, Inc.	30,800	32,648
	Hooker Furniture Corp.	7,200	121,104
*	Hot Topic, Inc.	8,272	52,196
*	IAC/InterActiveCorp.	85,804	2,387,925
*	Iconix Brand Group, Inc.	39,700	904,763
	Idearc, Inc.	12,372	234,078
#	IHOP Corp.	10,408	528,102
	ILX Resorts, Inc.	1,389	8,334
*	Image Entertainment, Inc.	8,457	33,151
*	Infosonics Corp.	4,740	9,670
	Interactive Data Corp.	53,800	1,680,174
	Interface, Inc. Class A	28,512	497,249
	International Game Technology	28,687	1,252,474
	International Speedway Corp. Class A	20,459	871,758
* #	Interpublic Group of Companies, Inc.	106,509	1,010,770
*	Interstate Hotels & Resorts, Inc.	11,100	51,837
* #	INVESTools, Inc.	21,100	325,995
* #	iRobot Corp.	15,203	243,552
*	Isle of Capri Casinos, Inc.	16,000	279,680

5

*	ITT Educational Services, Inc.	5,900	667,526
	J. Alexander’s Corp.	4,896	53,856
	J.C. Penney Co., Inc.	17,700	780,924
*	Jack in the Box, Inc.	39,874	1,194,226
	Jackson Hewitt Tax Service, Inc.	19,500	628,875
*	Jaclyn, Inc.	698	4,314
*	Jakks Pacific, Inc.	21,558	544,124
*	Jarden Corp.	48,105	1,268,048
*	Jennifer Convertibles, Inc.	1,300	5,135
*	Jo-Ann Stores, Inc.	19,100	314,386
#	Johnson Controls, Inc.	86,052	3,323,328
	Johnson Outdoors, Inc.	5,589	128,771
#	Jones Apparel Group, Inc.	49,248	917,983
* #	Jos. A. Bank Clothiers, Inc.	11,625	300,971
	Journal Communications, Inc. Class A	14,500	131,950
#	Journal Register Co.	21,056	46,323
	Kellwood Co.	1,200	17,988
	Kenneth Cole Productions, Inc. Class A	7,500	141,450
	Kimball International, Inc. Class B	11,600	154,744
*	Knology, Inc.	8,500	114,240
*	Kohl’s Corp.	14,304	704,901
*	Kona Grill, Inc.	3,300	51,975
	Koss Corp.	800	16,000
*	KSW, Inc.	2,630	17,647
#	K-Swiss, Inc. Class A	15,200	275,880
	LaCrosse Footwear, Inc.	3,415	61,436
*	Lakeland Industries, Inc.	3,775	40,770
*	Lakes Entertainment, Inc.	7,785	51,692
#	Lamar Advertising Co.	10,500	546,105
#	Landry’s Restaurants, Inc.	1,100	25,982
* #	Las Vegas Sands Corp.	13,700	1,553,580
*	Lazare Kaplan International, Inc.	3,467	32,590
#	La-Z-Boy, Inc.	33,064	180,529
* #	Leapfrog Enterprises, Inc.	18,600	124,620
*	Lear Corp.	50,300	1,480,832
	Lee Enterprises, Inc.	18,653	261,142
#	Leggett & Platt, Inc.	107,889	2,220,356
*	Lenox Group, Inc.	9,389	26,383
	Libbey, Inc.	10,000	155,100
*	Liberty Global, Inc. Class A	59,152	2,402,754
*	Liberty Global, Inc. Series C	58,397	2,233,685
*	Liberty Media Holding Corp. Capital Class A	26,115	3,109,252
*	Liberty Media Holding Corp. Capital Class B	994	118,286
*	Liberty Media Holding Corp. Interactive Class A	260,985	5,258,848
*	Liberty Media Holding Corp. Interactive Class B	4,574	92,692
* #	LIFE TIME FITNESS, Inc.	15,544	844,350
#	Lifetime Brands, Inc.	10,482	134,379
#	Limited Brands, Inc.	95,272	1,913,062
*	Lin TV Corp.	18,600	208,692
*	Lincoln Educational Services	16,091	223,343
	Lithia Motors, Inc. Class A	9,753	152,147
*	Live Nation, Inc.	41,487	556,756
#	Liz Claiborne, Inc.	23,083	579,152
*	LKQ Corp.	31,000	1,231,010
*	Lodgenet Entertainment Corp.	7,407	142,214

6

*	Lodgian, Inc.	17,700	202,842
	Lowe’s Companies, Inc.	301,200	7,352,292
*	Luby’s, Inc.	19,052	208,238
*	Mace Security International, Inc.	4,449	9,165
	Macy’s, Inc.	90,200	2,674,430
*	Maidenform Brands, Inc.	13,566	177,308
#	Marine Products Corp.	15,887	116,928
* #	MarineMax, Inc.	9,000	147,150
	Marriott International, Inc. Class A	14,653	549,487
* #	Martha Stewart Living Omnimedia, Inc.	4,706	47,766
*	Marvel Entertainment, Inc.	12,600	349,020
#	Mattel, Inc.	121,920	2,435,962
	Matthews International Corp. Class A	20,400	900,456
*	Max & Erma’s Restaurants, Inc.	1,037	2,592
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	7,330
	McDonald’s Corp.	92,088	5,384,385
	McGraw-Hill Companies, Inc.	13,129	644,371
	MDC Holdings, Inc.	28,700	1,015,693
*	Meade Instruments Corp.	1,100	1,419
	Media General, Inc. Class A	13,300	329,441
*	Mediacom Communications Corp.	25,934	116,962
	Meredith Corp.	22,100	1,216,605
*	Meritage Hospitality Group, Inc.	299	742
*	MGM Mirage	44,780	3,873,470
*	Midas, Inc.	3,500	57,330
	Modine Manufacturing Co.	19,600	397,488
* #	Mohawk Industries, Inc.	29,500	2,372,980
	Monaco Coach Corp.	18,600	167,958
*	Monarch Casino & Resort, Inc.	12,635	323,203
	Monro Muffler Brake, Inc.	14,857	313,037
* #	Morgans Hotel Group	8,635	159,661
* #	Morningstar, Inc.	9,805	797,637
*	Morton’s Restaurant Group, Inc.	900	10,332
*	Mothers Work, Inc.	1,286	21,888
	Movado Group, Inc.	14,424	399,545
*	Movie Star, Inc.	6,932	12,478
*	MTR Gaming Group, Inc.	14,467	100,112
* #	Multimedia Games, Inc.	17,004	135,012
*	Nathan’s Famous, Inc.	3,449	60,323
*	National Lampoon, Inc.	3,300	8,250
	National Presto Industries, Inc.	4,500	243,720
#	Nautilus Group, Inc.	14,800	85,100
* #	Navarre Corp.	13,700	28,907
* #	Netflix, Inc.	28,341	654,677
*	Nevada Gold & Casinos, Inc.	1,700	2,516
	New Frontier Media, Inc.	16,165	78,400
#	Newell Rubbermaid, Inc.	14,972	400,950
	News Corp. Class A	413,509	8,712,635
	News Corp. Class B	185,351	4,018,410
	NIKE, Inc. Class B	16,700	1,096,355
*	Nobel Learning Communities, Inc.	3,445	49,918
	Nobility Homes, Inc.	1,323	25,163
#	Noble International, Ltd.	15,538	253,580
#	Nordstrom, Inc.	20,772	696,693
* #	Nutri/System, Inc.	5,100	128,265

7

* #	NVR, Inc.	2,654	1,305,768
*	Office Depot, Inc.	21,300	365,082
	OfficeMax, Inc.	33,644	838,745
	Omnicom Group, Inc.	14,480	705,900
*	Orange 21, Inc.	500	2,510
#	Orleans Homebuilders, Inc.	8,707	43,883
	O’Charleys, Inc.	15,500	231,105
*	O’Reilly Automotive, Inc.	75,016	2,465,026
*	Outdoor Channel Holdings, Inc.	21,740	151,745
* #	Overstock.com, Inc.	5,800	134,386
	Oxford Industries, Inc.	7,500	185,775
*	P & F Industries, Inc. Class A	1,381	9,653
*	Pacific Sunwear of California, Inc.	36,632	600,032
* #	Palm Harbor Homes, Inc.	16,598	187,225
* #	Panera Bread Co.	10,200	408,714
*	Papa John’s International, Inc.	8,600	202,530
* #	PC Mall, Inc.	8,975	97,558
*	Penn National Gaming, Inc.	30,400	1,810,320
	Pennichuck Corp.	200	5,034
	Penske Automotive Group, Inc.	61,100	1,222,000
*	Perry Ellis International, Inc.	5,100	82,212
*	PetMed Express, Inc.	16,300	207,662
	PETsMART, Inc.	69,796	1,987,790
	Phillips-Van Heusen Corp.	36,872	1,564,110
*	Phoenix Footwear Group, Inc.	4,509	6,673
*	Pinnacle Entertainment, Inc.	39,924	1,095,914
* #	Playboy Enterprises, Inc. Class A	812	7,503
*	Playboy Enterprises, Inc. Class B	19,704	185,415
* #	PokerTek, Inc.	2,300	16,997
#	Polaris Industries, Inc.	10,300	469,268
	Polo Ralph Lauren Corp.	5,100	351,798
*	Pomeroy IT Solutions, Inc.	3,300	23,298
* #	Premier Exhibitions, Inc.	6,900	75,072
#	Pre-Paid Legal Services, Inc.	3,300	165,033
* #	Priceline.com, Inc.	8,800	1,001,440
#	PRIMEDIA, Inc.	16,466	135,021
*	Princeton Review, Inc.	20,981	159,246
* #	Progressive Gaming International Corp.	34,600	83,040
*	Proliance International, Inc.	5,180	14,349
*	QEP Co., Inc.	670	7,001
*	Quaker Fabric Corp.	200	3
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,200	2,646
*	Quiksilver, Inc.	76,600	811,960
*	R.H. Donnelley Corp.	31,065	1,379,907
*	Radio One, Inc. Class D	56,214	114,677
#	RadioShack Corp.	18,116	335,146
*	Rainmaker Systems, Inc.	11,783	80,714
*	RC2 Corp.	11,900	346,052
	RCN Corp.	24,072	349,525
*	Reading International, Inc. Class A	8,426	84,260
*	Reading International, Inc. Class B	300	3,082
*	Red Lion Hotels Corp.	13,988	134,285
*	Red Robin Gourmet Burgers, Inc.	10,300	407,468
* #	RedEnvelope, Inc.	2,700	14,688
*	Regent Communications, Inc.	1,660	3,436

8

	Regis Corp.	24,700	725,933
*	Rentrak Corp.	6,908	96,712
* #	Restoration Hardware, Inc.	15,600	110,136
* #	Retail Ventures, Inc.	13,600	94,384
*	Rex Stores Corp.	600	9,240
*	Rockford Corp.	1,653	3,190
* #	Rocky Brands, Inc.	3,043	21,301
	Ross Stores, Inc.	35,681	941,265
*	Rubio’s Restaurants, Inc.	5,775	56,422
	Ruby Tuesday, Inc.	19,917	261,112
	Russ Berrie & Co., Inc.	4,300	71,380
*	Ruth’s Chris Steak House, Inc.	5,601	67,772
	Ryland Group, Inc.	22,400	515,200
*	Saga Communications, Inc. Class A	13,981	95,490
	Saks, Inc.	55,578	1,144,907
	Salem Communications Corp.	12,725	101,800
*	Sally Beauty Holdings, Inc.	11,272	102,688
	Sauer-Danfoss, Inc.	27,175	660,352
*	Scholastic Corp.	21,700	764,708
*	Scientific Games Corp.	12,172	394,251
* #	Sears Holdings Corp.	27,676	2,920,095
	Service Corp. International	177,543	2,357,771
#	Sherwin-Williams Co.	12,300	772,809
	Shiloh Industries, Inc.	8,408	82,819
* #	Shuffle Master, Inc.	4,000	53,480
*	Silverleaf Resorts, Inc.	13,932	73,004
	Sinclair Broadcast Group, Inc. Class A	37,716	390,361
* #	Sirius Satellite Radio, Inc.	51,500	197,245
*	Skechers U.S.A., Inc. Class A	16,600	375,990
	Skyline Corp.	6,100	206,790
* #	Smith & Wesson Holding Corp.	10,000	99,600
	Snap-On, Inc.	37,597	1,837,741
	Sonesta International Hotels Corp. Class A	238	9,639
	Sonic Automotive, Inc.	23,287	538,163
*	Sonic Corp.	26,953	657,653
#	Sotheby’s Class A	10,400	389,480
*	Source Interlink Companies, Inc.	15,200	30,552
* #	Spanish Broadcasting System, Inc.	29,326	56,306
#	Spartan Motors, Inc.	20,665	206,237
	Speedway Motorsports, Inc.	30,297	1,022,524
*	Sport Chalet, Inc. Class A	8,108	60,729
*	Sport Chalet, Inc. Class B	525	3,869
	Sport Supply Group, Inc.	6,488	66,178
	Stage Stores, Inc.	24,350	412,002
*	Stamps.com, Inc.	13,000	165,100
	Standard Motor Products, Inc.	11,800	87,438
#	Stanley Furniture, Inc.	1,496	16,785
	Staples, Inc.	53,572	1,269,656
* #	Starbucks Corp.	33,938	793,810
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	912,560
	Steinway Musical Instruments, Inc.	2,791	78,846
*	Steven Madden, Ltd.	11,579	263,191
	Stewart Enterprises, Inc.	3,700	30,340
*	Stoneridge, Inc.	14,986	124,684
	Strattec Security Corp.	2,177	96,659

9

	Strayer Education, Inc.	4,100	741,526
	Sturm Ruger & Co., Inc.	14,368	132,904
*	Sun-Times Media Group, Inc. Class A	27,900	29,016
	Superior Industries International, Inc.	14,100	261,132
	Superior Uniform Group, Inc.	5,033	56,873
	Syms Corp.	1,300	21,060
* #	Syntax-Brillian Corp.	27,100	78,861
#	Systemax, Inc.	22,211	438,667
	Tandy Brand Accessories, Inc.	5,000	47,450
*	Tandy Leather Factory, Inc.	4,833	19,815
#	Target Corp.	76,292	4,582,098
* #	Tarragon Corp.	16,819	28,592
*	Tarrant Apparel Group	9,957	11,152
#	Tempur-Pedic International, Inc.	13,364	396,777
*	Tenneco Automotive, Inc.	30,000	887,700
*	Texas Roadhouse, Inc.	600	7,554
*	The Children’s Place Retail Stores, Inc.	10,100	287,446
*	The DIRECTV Group, Inc.	54,400	1,352,928
* #	The Dress Barn, Inc.	25,417	359,396
*	The Hallwood Group, Inc.	797	51,008
	The Marcus Corp.	13,800	248,676
#	The McClatchey Co.	18,784	253,772
	The Men’s Wearhouse, Inc.	33,700	1,163,324
#	The New York Times Co. Class A	70,689	1,166,368
	The Pep Boys - Manny, Moe & Jack	25,672	280,595
	The Stanley Works	25,500	1,329,825
* #	The Steak n Shake Co.	21,794	252,157
	The TJX Companies, Inc.	37,844	1,110,343
#	Thor Industries, Inc.	28,968	1,021,122
#	Tiffany & Co.	42,244	1,961,389
*	Timberland Co. Class A	11,672	190,020
	Time Warner, Inc.	842,420	14,540,169
* #	TiVo, Inc.	23,332	174,757
*	Toll Brothers, Inc.	51,000	1,054,170
*	Tractor Supply Co.	25,900	1,062,418
	Traffix, Inc.	7,885	48,177
	Triarc Companies, Inc. Class A	9,209	77,816
	Triarc Companies, Inc. Class B	11,900	100,079
	Tribune Co.	22,075	685,208
*	Triple Crown Media, Inc.	1,900	8,626
*	True Religion Apparel, Inc.	14,900	259,558
* #	Trump Entertainment Resorts, Inc.	16,000	82,720
*	TRW Automotive Holdings Corp.	62,962	1,413,497
	Tupperware Corp.	28,324	987,941
* #	Tween Brands, Inc.	18,900	475,902
* #	Under Armour, Inc. Class A	5,200	258,336
*	Unifi, Inc.	42,816	128,448
	Unifirst Corp.	8,854	330,874
*	Universal Electronics, Inc.	9,836	363,440
* #	Universal Technical Institute, Inc.	10,100	178,063
*	Urban Outfitters, Inc.	11,700	306,540
	V.F. Corp.	34,000	2,542,860
*	Vail Resorts, Inc.	20,200	1,121,302
* #	Valassis Communications, Inc.	30,300	373,599
	Value Line, Inc.	1,500	62,040

10

* #	ValueVision Media, Inc. Class A	17,572	115,624
*	Varsity Group, Inc.	26	7
* #	VCG Holding Corp.	8,900	91,225
*	Viacom, Inc. Class A	2,853	119,826
*	Viacom, Inc. Class B	36,600	1,537,932
	Virco Manufacturing Corp.	8,080	64,155
	Virgin Media, Inc.	12,250	232,750
	Visteon Corp.	39,700	174,680
*	Volcom, Inc.	4,999	134,823
*	Voyager Learning Co.	11,944	63,900
#	WABCO Holdings, Inc.	5,300	248,888
*	Warnaco Group, Inc.	27,872	1,028,477
#	Warner Music Group Corp.	14,000	105,700
	Washington Post Co.	1,925	1,552,512
	Weight Watchers International, Inc.	18,000	859,500
*	Wells-Gardner Electronics Corp.	2,835	4,848
	Wendy’s International, Inc.	45,299	1,269,731
*	West Marine, Inc.	9,600	84,768
	Westwood One, Inc.	32,200	61,502
	Weyco Group, Inc.	5,715	156,477
	Whirlpool Corp.	23,355	1,890,821
	Wiley (John) & Sons, Inc. Class A	25,578	1,078,113
	Wiley (John) & Sons, Inc. Class B	1,468	61,641
*	Williams Controls, Inc.	1,800	31,446
#	Williams-Sonoma, Inc.	63,062	1,835,735
*	Wilsons The Leather Experts, Inc.	3,000	3,270
*	Winmark Corp.	795	17,092
#	Winnebago Industries, Inc.	12,100	260,392
*	WMS Industries, Inc.	28,729	959,549
	Wolverine World Wide, Inc.	33,807	837,399
	World Wrestling Entertainment, Inc.	15,561	245,241
	Wyndham Worldwide Corp.	77,401	2,257,787
	Wynn Resorts, Ltd.	8,100	1,028,214
	Xerium Technologies, Inc.	4,600	27,370
*	XM Satellite Radio Holdings, Inc.	37,300	581,880
*	Young Broadcasting, Inc. Class A	7,739	10,912
	Yum! Brands, Inc.	21,604	802,589
* #	Zale Corp.	25,800	461,562
* #	Zumiez, Inc.	8,000	222,400
Total Consumer Discretionary			374,765,184

Consumer Staples — (6.6%)
	Alberto-Culver Co.	68,972	1,762,924
	Alico, Inc.	4,684	207,923
*	Alliance One International, Inc.	57,572	237,772
	Altria Group, Inc.	154,900	12,014,044
#	American Italian Pasta Co.	5,900	42,775
	Andersons, Inc.	11,612	492,581
	Anheuser-Busch Companies, Inc.	30,900	1,629,048
	Archer-Daniels-Midland Co.	128,039	4,654,218
	Arden Group, Inc. Class A	1,742	250,865
	Avon Products, Inc.	17,822	731,593
* #	BJ’s Wholesale Club, Inc.	46,569	1,744,009
*	Boston Beer Co., Inc. Class A	5,857	194,394
*	Bridgford Foods Corp.	5,398	37,570

11

	Brown-Forman Corp. Class A	2,400	176,352
	Brown-Forman Corp. Class B	6,500	459,160
*	Cagle’s, Inc. Class A	1,262	10,916
	Calavo Growers, Inc.	7,780	144,941
#	Cal-Maine Foods, Inc.	12,345	304,057
	Campbell Soup Co.	35,916	1,318,836
* #	Caribou Coffee Co.	5,190	23,770
	Casey’s General Stores, Inc.	33,072	959,088
	CCA Industries, Inc.	1,700	16,558
*	Central European Distribution Corp.	21,967	1,098,350
*	Central Garden & Pet Co.	14,100	75,717
* #	Central Garden & Pet Co. Class A	15,800	82,950
* #	Chattem, Inc.	5,200	368,732
	Chiquita Brands International, Inc.	32,400	621,756
#	Church & Dwight Co., Inc.	36,600	2,053,992
	Clorox Co.	12,900	836,952
	Coca-Cola Bottling Co. Consolidated	2,307	130,899
#	Coca-Cola Co.	95,213	5,912,727
	Coca-Cola Enterprises, Inc.	209,419	5,438,611
	Colgate-Palmolive Co.	21,198	1,697,536
	ConAgra, Inc.	135,600	3,392,712
*	Constellation Brands, Inc. Class A	82,700	1,947,585
*	Constellation Brands, Inc. Class B	5,007	117,664
	Corn Products International, Inc.	46,077	1,812,208
#	Costco Wholesale Corp.	35,000	2,359,000
*	Cuisine Solutions, Inc.	3,822	17,008
	CVS Caremark Corp.	333,685	13,377,432
*	Darling International, Inc.	42,457	435,184
#	Dean Foods Co.	78,228	1,951,006
	Del Monte Foods Co.	133,345	1,173,436
	Diamond Foods, Inc.	9,900	198,099
*	Elizabeth Arden, Inc.	17,194	413,172
*	Energizer Holdings, Inc.	5,300	602,239
	Estee Lauder Companies, Inc.	10,700	480,216
	Farmer Brothers Co.	10,803	248,361
#	Flowers Foods, Inc.	54,392	1,263,526
#	Gatehouse Media, Inc.	25,200	206,640
	General Mills, Inc.	54,044	3,250,747
	Golden Enterprises, Inc.	3,443	10,467
#	Great Atlantic & Pacific Tea, Inc.	27,887	838,004
* #	Green Mountain Coffee, Inc.	12,036	392,614
	Griffin Land & Nurseries, Inc. Class A	3,796	131,835
*	Hain Celestial Group, Inc.	23,487	776,950
#	Heinz (H.J.) Co.	18,561	877,935
	Hormel Foods Corp.	37,872	1,505,412
	Ingles Market, Inc. Class A	7,872	187,275
*	Integrated Biopharma, Inc.	1,529	4,740
	Inter Parfums, Inc.	13,111	239,538
	J & J Snack Foods Corp.	11,554	374,119
	J.M. Smucker Co.	37,924	1,863,206
*	Katy Industries, Inc.	600	810
	Kellogg Co.	13,814	746,509
#	Kimberly-Clark Corp.	19,000	1,326,390
	Kraft Foods, Inc.	333,097	11,508,501
	Lancaster Colony Corp.	19,753	760,886

12

	Lance, Inc.	18,500	383,690
* #	Lifeway Foods, Inc.	3,829	38,979
	Loews Corp. - Carolina Group	9,100	809,445
	Longs Drug Stores Corp.	26,000	1,375,920
#	Mannatech, Inc.	13,600	85,816
* #	Maui Land & Pineapple Co., Inc.	5,062	142,495
	McCormick & Co., Inc.	7,700	294,217
	McCormick & Co., Inc. Voting Common Stock	577	21,949
* #	Medifast, Inc.	1,571	6,614
#	MGP Ingredients, Inc.	6,750	55,485
#	Molson Coors Brewing Co.	61,944	3,335,065
#	Molson Coors Brewing Co. Class A	400	22,400
*	Monterey Pasta Co.	11,054	37,473
#	Nash Finch Co.	10,300	367,607
#	National Beverage Corp.	23,959	177,297
*	Natrol, Inc.	10,489	45,627
*	Natural Alternatives International, Inc.	2,624	21,071
* #	Natural Health Trends Corp.	4,010	6,376
	Nature’s Sunshine Products, Inc.	400	3,812
*	NBTY, Inc.	27,700	827,399
	Nu Skin Enterprises, Inc. Class A	40,800	721,752
	Oil-Dri Corp. of America	3,765	81,588
*	Omega Protein Corp.	12,109	87,185
*	Orchids Paper Products Co.	1,600	12,000
*	Pantry, Inc.	8,800	253,352
* #	Parlux Fragrances, Inc.	11,400	45,828
*	Pathmark Stores, Inc.	18,714	241,411
* #	Peet’s Coffee & Tea, Inc.	8,100	216,432
	Pepsi Bottling Group, Inc.	50,600	2,159,102
	PepsiAmericas, Inc.	74,569	2,524,161
	PepsiCo, Inc.	66,444	5,128,148
*	Performance Food Group Co.	22,700	628,563
	Pilgrim’s Pride Corp.	39,600	1,032,768
*	Prestige Brands Holdings, Inc.	38,100	316,992
	PriceSmart, Inc.	18,900	563,787
	Procter & Gamble Co.	571,788	42,312,312
*	Pyramid Breweries, Inc.	3,920	9,447
	Ralcorp Holdings, Inc.	15,728	965,542
#	Reddy Ice Holdings, Inc.	7,400	193,066
*	Redhook Ale Brewery, Inc.	5,780	36,876
#	Reliv International, Inc.	4,090	32,229
* #	Revlon, Inc.	3,563	4,097
	Reynolds American, Inc.	60,474	4,234,389
* #	Rite Aid Corp.	259,632	965,831
	Rocky Mountain Chocolate Factory, Inc.	1,224	21,444
	Ruddick Corp.	28,600	1,023,594
	Safeway, Inc.	87,900	3,058,920
#	Sanderson Farms, Inc.	13,500	419,310
*	Sanfilippo (John B.) & Son, Inc.	5,548	47,047
	Sara Lee Corp.	211,400	3,557,862
	Schiff Nutrition International, Inc.	7,327	41,031
#	Seaboard Corp.	690	1,041,210
*	Seneca Foods Corp. Class A	3,424	87,997
*	Seneca Foods Corp. Class B	1,751	45,176
*	Smithfield Foods, Inc.	88,288	2,653,054

13

	Spartan Stores, Inc.	14,000	315,000
* #	Spectrum Brands, Inc.	22,300	115,291
* #	Star Scientific, Inc.	8,400	7,980
	SUPERVALU, Inc.	92,804	3,885,703
	Sysco Corp.	35,371	1,149,911
	Tasty Baking Co.	3,240	31,687
#	The Hershey Co.	14,000	558,740
	The Kroger Co.	50,400	1,449,000
*	Tofutti Brands, Inc.	1,500	4,350
#	Tootsie Roll Industries, Inc.	21,562	531,288
* #	TreeHouse Foods, Inc.	19,600	461,972
	Tyson Foods, Inc. Class A	117,800	1,756,398
*	United Natural Foods, Inc.	27,362	801,433
	United-Guardian, Inc.	1,500	15,240
	Universal Corp.	20,700	1,111,176
* #	USANA Health Services, Inc.	3,500	145,880
#	UST, Inc.	15,100	874,290
#	Vector Group, Ltd.	26,055	573,731
*	Vermont Pure Holdings, Ltd.	600	978
	Village Super Market, Inc.	1,945	104,233
*	Vita Food Products, Inc.	510	255
	Walgreen Co.	68,468	2,505,244
	Wal-Mart Stores, Inc.	404,300	19,365,970
	WD-40 Co.	12,800	507,776
	Weis Markets, Inc.	16,086	658,239
#	Whole Foods Market, Inc.	5,844	251,350
* #	Winn-Dixie Stores, Inc.	27,000	510,570
#	Wrigley (Wm.) Jr. Co.	8,907	570,048
*	Zapata Corp.	9,130	64,914
Total Consumer Staples			221,673,929

Energy — (9.0%)
*	Abraxas Petroleum Corp.	11,000	37,400
	Adams Resources & Energy, Inc.	3,260	81,174
*	Allis-Chalmers Energy, Inc.	18,828	285,244
#	Alon USA Energy, Inc.	26,300	731,666
*	Alpha Natural Resources, Inc.	35,600	1,000,360
* #	American Oil & Gas, Inc.	17,727	114,162
	Anadarko Petroleum Corp.	97,628	5,525,745
	Apache Corp.	64,863	6,278,090
	Arch Coal, Inc.	41,400	1,567,404
* #	Arena Resources, Inc.	17,200	646,548
	Atlas America, Inc.	18,766	1,065,533
* #	ATP Oil & Gas Corp.	13,400	597,372
*	Atwood Oceanics, Inc.	12,618	1,100,920
* #	Aurora Oil & Gas Corp.	44,700	60,345
	Baker Hughes, Inc.	15,872	1,274,045
	Barnwell Industries, Inc.	3,520	48,435
* #	Basic Energy Services, Inc.	22,900	446,550
#	Berry Petroleum Corp. Class A	25,100	1,038,136
* #	Bill Barret Corp.	31,039	1,198,105
	BJ Services Co.	90,772	2,231,176
*	Bois d’Arc Energy, Inc.	43,600	854,560
* #	Bolt Technology Corp.	1,600	62,512
*	Boots & Coots International Well Control, Inc.	30,500	38,735

14

*	Brigham Exploration Co.	29,954	206,982
*	Bristow Group, Inc.	14,880	818,400
*	Bronco Drilling Co., Inc.	19,800	284,328
	Cabot Oil & Gas Corp.	59,000	2,030,780
*	Callon Petroleum Co.	8,997	134,505
* #	Cameron International Corp.	6,272	584,739
#	CARBO Ceramics, Inc.	15,100	599,470
*	Carrizo Oil & Gas, Inc.	14,200	687,990
*	Cheniere Energy, Inc.	19,800	689,040
	Chesapeake Energy Corp.	92,400	3,497,340
#	Chevron Corp.	435,404	38,215,409
	Cimarex Energy Co.	59,244	2,288,596
	CKX Lands, Inc.	1,190	14,792
*	Clayton Williams Energy, Inc.	7,564	217,541
*	CNX Gas Corp.	21,800	671,440
*	Complete Production Services, Inc.	54,445	964,765
*	Comstock Resources, Inc.	28,188	944,298
	ConocoPhillips	341,078	27,299,883
#	CONSOL Energy, Inc.	12,900	764,712
* #	Contango Oil & Gas Co.	4,216	198,995
	Crosstex Energy, Inc.	18,978	681,310
*	Dawson Geophysical Co.	4,870	326,387
	Delek US Holdings, Inc.	25,500	470,220
* #	Delta Petroleum Corp.	43,514	668,810
*	Denbury Resources, Inc.	49,700	2,650,004
	Devon Energy Corp.	93,500	7,742,735
#	Diamond Offshore Drilling, Inc.	10,800	1,257,444
*	Dresser-Rand Group, Inc.	22,300	793,880
*	Dril-Quip, Inc.	23,200	1,308,944
*	Dune Energy, Inc.	24,295	48,833
* #	Edge Petroleum Corp.	20,381	120,248
	El Paso Corp.	70,544	1,134,348
*	Encore Acquisition Co.	40,172	1,307,599
*	Endeavour International Corp.	38,603	47,482
*	Energy Partners, Ltd.	11,700	144,846
	ENSCO International, Inc.	41,855	2,253,892
	EOG Resources, Inc.	50,200	4,155,556
* #	Evergreen Energy, Inc.	12,340	45,288
*	Evolution Petroleum Corp.	427	1,751
* #	EXCO Resources, Inc.	53,200	743,736
* #	Exterran Holdings, Inc.	26,614	2,130,185
	Exxon Mobil Corp.	440,684	39,291,385
*	FMC Technologies, Inc.	11,900	661,402
*	Forest Oil Corp.	56,747	2,671,649
#	Foundation Coal Holdings, Inc.	23,000	1,045,120
	Frontier Oil Corp.	15,000	663,000
*	FX Energy, Inc.	6,600	49,104
* #	Gasco Energy, Inc.	36,100	71,478
* #	GMX Resources, Inc.	5,900	188,741
* #	Goodrich Petroleum Corp.	6,975	170,399
*	Grant Prideco, Inc.	11,400	548,340
* #	Grey Wolf, Inc.	140,359	713,024
	Gulf Island Fabrication, Inc.	9,600	305,376
*	Gulfmark Offshore, Inc.	14,272	634,248
*	Gulfport Energy Corp.	20,127	419,044

15

	Halliburton Co.	45,207	1,655,028
* #	Harvest Natural Resources, Inc.	24,244	315,899
*	Helix Energy Solutions Group, Inc.	59,815	2,427,891
#	Helmerich & Payne, Inc.	73,818	2,550,412
	Hess Corp.	63,000	4,486,860
*	Hkn, Inc.	1,094	9,408
#	Holly Corp.	8,700	421,515
*	Horizon Offshore, Inc.	13,901	235,483
* #	Hornbeck Offshore Services, Inc.	14,800	609,316
*	Houston American Energy Corp.	6,600	19,602
* #	Infinity, Inc.	7,650	3,825
* #	James River Coal Co.	2,300	17,020
	Lufkin Industries, Inc.	9,400	488,894
	Marathon Oil Corp.	151,488	8,468,179
*	Mariner Energy, Inc.	56,642	1,227,999
#	MarkWest Hydrocarbon, Inc.	2,984	182,919
	Massey Energy Co.	49,100	1,666,945
*	Matrix Service Co.	16,800	438,312
* #	McMoran Exploration Co.	16,700	196,392
*	Meridian Resource Corp.	64,784	112,724
*	Mitcham Industries, Inc.	6,799	123,742
#	Murphy Oil Corp.	49,306	3,526,365
*	NATCO Group, Inc. Class A	9,700	461,138
* #	National Coal Corp.	19,000	60,990
*	National-Oilwell, Inc.	70,600	4,811,390
*	Natural Gas Services Group	9,372	169,071
*	Newfield Exploration Co.	49,644	2,474,753
*	Newpark Resources, Inc.	68,600	369,068
	Noble Energy, Inc.	58,500	4,214,340
	Occidental Petroleum Corp.	157,660	10,999,938
*	Oceaneering International, Inc.	24,600	1,569,726
*	Oil States International, Inc.	31,300	992,523
*	OMNI Energy Services Corp.	5,400	27,432
	Overseas Shipholding Group, Inc.	20,172	1,444,315
* #	Pacific Ethanol, Inc.	18,900	115,479
	Panhandle Royalty Co.	4,348	117,918
*	Parallel Petroleum Corp.	24,500	469,175
*	Parker Drilling Co.	64,700	462,605
	Patterson-UTI Energy, Inc.	102,644	1,934,839
	Peabody Energy Corp.	11,600	645,424
#	Penn Virginia Corp.	24,500	1,019,690
*	Petrohawk Energy Corp.	96,671	1,575,737
*	Petroleum Development Corp.	9,657	489,320
*	PetroQuest Energy, Inc.	30,900	410,661
*	PHI, Inc. (69336T106)	1,866	62,362
*	PHI, Inc. (69336T205)	9,500	302,955
*	Pioneer Drilling Co.	37,800	450,198
	Pioneer Natural Resources Co.	53,800	2,397,866
*	Plains Exploration & Production Co.	80,184	4,042,075
* #	PowerSecure International, Inc.	7,388	101,511
*	Pride International, Inc.	47,340	1,560,800
* #	Quest Resource Corp.	14,861	119,780
* #	Quicksilver Resources, Inc.	19,600	991,760
	Range Resources Corp.	47,400	1,928,232
* #	Rentech, Inc.	16,800	34,944

16

#	Rowan Companies, Inc.	71,600	2,534,640
	Royale Energy, Inc.	4,960	12,846
#	RPC, Inc.	42,086	467,155
#	Schlumberger, Ltd.	47,400	4,429,530
*	SEACOR Holdings, Inc.	15,300	1,385,721
	Smith International, Inc.	8,172	512,548
* #	Southwestern Energy Co.	16,288	810,654
	Spectra Energy Corp.	33,068	814,796
#	St. Mary Land & Exploration Co.	36,400	1,430,520
*	Stone Energy Corp.	17,400	786,480
* #	SulphCo, Inc.	7,900	41,870
#	Sunoco, Inc.	34,200	2,294,820
*	Superior Energy Services, Inc.	39,522	1,379,318
*	Superior Well Services, Inc.	15,097	292,731
*	Swift Energy Corp.	19,200	777,792
* #	Syntroleum Corp.	20,300	25,578
*	T-3 Energy Services, Inc.	2,400	120,984
	Tesoro Petroleum Corp.	37,800	1,859,004
* #	Teton Energy Corp.	9,889	41,237
* #	TETRA Technologies, Inc.	44,500	703,545
*	TGC Industries, Inc.	11,229	101,622
	The Williams Companies, Inc.	31,544	1,094,892
	Tidewater, Inc.	33,886	1,656,687
* #	Toreador Resources Corp.	7,300	47,596
* #	Transmeridian Exploration, Inc.	13,900	24,603
* #	Trico Marine Services, Inc.	11,400	403,218
* #	Tri-Valley Corp.	5,100	31,569
* #	TXCO Resources, Inc.	21,917	264,100
*	Union Drilling, Inc.	16,900	214,630
*	Unit Corp.	30,200	1,350,544
#	USEC, Inc.	38,340	314,771
*	VAALCO Energy, Inc.	35,000	152,600
	Valero Energy Corp.	123,168	8,014,542
* #	Verenium Corp.	7,200	26,280
	W&T Offshore, Inc.	42,600	1,124,640
* #	Warren Resources, Inc.	36,189	461,772
* #	Westmoreland Coal Co.	3,643	58,834
*	Westside Energy Corp.	12,343	30,117
*	W-H Energy Services, Inc.	20,000	1,010,000
*	Whiting Petroleum Corp.	27,600	1,455,072
	World Fuel Services Corp.	18,665	590,561
	XTO Energy, Inc.	74,060	4,578,389
Total Energy			302,605,583

Financials — (18.8%)
*	1st Constitution Bancorp	1,636	24,540
	1st Independence Financial Group, Inc.	1,186	15,121
	1st Source Corp.	16,953	341,433
#	21st Century Holding Co.	5,246	67,778
	Abigail Adams National Bancorp, Inc.	2,006	22,307
	Access National Corp.	7,295	42,457
	Advance America Cash Advance Centers, Inc.	48,500	442,320
	Advanta Corp. Class A	9,088	84,700
	Advanta Corp. Class B	17,988	180,060
* #	Affiliated Managers Group, Inc.	9,200	1,143,100

17

	Affirmative Insurance Holdings, Inc.	9,681	107,169
	AFLAC, Inc.	88,230	5,526,727
	Alabama National Bancorporation	11,719	905,762
	Alfa Corp.	39,771	859,451
*	Allegheny Corp.	5,777	2,362,793
	Alliance Financial Corp.	2,282	54,973
	Allstate Corp.	123,680	6,322,522
*	AmComp, Inc.	8,800	87,032
	Amcore Financial, Inc.	13,172	309,542
	Ameriana Bancorp	898	7,013
	American Bancorp of New Jersey, Inc.	10,285	110,049
#	American Capital Strategies, Ltd.	81,244	3,055,587
	American Equity Investment Life Holding Co.	36,044	324,756
	American Express Co.	49,412	2,914,320
	American Financial Group, Inc.	77,077	2,252,190
*	American Independence Corp.	5,200	47,788
	American International Group, Inc.	534,470	31,068,741
	American National Bankshares, Inc.	3,634	73,952
	American National Insurance Co.	15,719	1,879,206
	American Physicians Capital, Inc.	600	25,176
#	American River Bankshares	3,611	72,762
*	American Spectrum Realty, Inc.	640	11,520
	American West Bancorporation	11,400	206,910
* #	AmeriCredit Corp.	58,500	670,995
	Ameriprise Financial, Inc.	46,848	2,749,509
	Ameris Bancorp	4,626	77,856
*	Amerisafe, Inc.	12,031	183,593
*	AmeriServe Financial, Inc.	11,247	32,841
#	Anchor Bancorp Wisconsin, Inc.	14,200	360,964
	AON Corp.	84,535	4,224,214
	Arrow Financial Corp.	5,431	116,712
	Asset Acceptance Capital Corp.	21,310	240,803
	Associated Banc-Corp.	81,955	2,229,996
#	Assurant, Inc.	48,056	3,144,304
#	ASTA Funding, Inc.	8,870	320,739
	Astoria Financial Corp.	54,088	1,354,364
*	Atlantic American Corp.	11,687	20,452
	Atlantic Coast Federal Corp.	7,807	96,338
*	B of I Holding, Inc.	2,634	18,833
	Baldwin & Lyons, Inc. Class A	1,758	43,071
	Baldwin & Lyons, Inc. Class B	9,009	242,702
	BancFirst Corp.	6,293	294,261
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	23,528	584,436
	Bancorp Rhode Island, Inc.	2,436	87,477
	BancorpSouth, Inc.	54,909	1,343,074
#	BancTrust Financial Group, Inc.	200	2,440
	Bank Mutual Corp.	37,261	377,081
	Bank of America Corp.	937,909	43,265,742
	Bank of Commerce Holdings	3,538	31,807
*	Bank of Florida Corp.	3,585	45,888
	Bank of Granite Corp.	7,400	85,470
	Bank of Hawaii Corp.	25,800	1,343,406
	Bank of New York Mellon Corp.	231,270	11,091,709
#	Bank of the Ozarks, Inc.	11,600	337,444
	BankFinancial Corp.	17,383	274,825

18

#	BankUnited Financial Corp. Class A	10,264	81,907
	Banner Corp.	9,530	285,519
	Bar Harbor Bankshares	1,504	47,677
#	BB&T Corp.	109,769	3,960,466
*	Beach First National Bancshares, Inc.	2,116	35,316
	Bear Stearns Companies, Inc.	18,900	1,884,330
	Benjamin Franklin Bancorp, Inc.	3,352	44,179
	Berkshire Bancorp, Inc.	3,850	60,676
	Berkshire Hills Bancorp, Inc.	7,382	179,161
	Beverly Hills Bancorp, Inc.	7,665	41,544
#	Blackrock, Inc.	22,400	4,443,488
*	BNCCORP., Inc.	2,290	34,739
	BOK Financial Corp.	47,485	2,599,329
#	Boston Private Financial Holdings, Inc.	23,869	657,352
	Brooke Corp.	7,420	51,421
	Brookline Bancorp, Inc.	45,004	461,291
	Brooklyn Federal Bancorp, Inc.	97	1,309
	Brown & Brown, Inc.	74,400	1,830,240
*	Brunswick Bancorp	600	6,900
	Bryn Mawr Bank Corp.	4,039	90,635
	C&F Financial Corp.	1,773	64,449
	Cadence Financial Corp.	6,992	114,319
	California First National Bancorp	6,557	81,372
	Camco Financial Corp.	4,832	57,936
	Camden National Corp.	3,189	94,713
	Capital Bank Corp.	6,807	88,559
#	Capital City Bank Group, Inc.	6,710	194,791
#	Capital Corp. of the West	3,457	64,957
	Capital One Financial Corp.	85,042	4,533,589
	Capital Properties, Inc.	700	17,500
	Capital Southwest Corp.	2,996	360,239
#	Capitol Bancorp, Ltd.	5,627	112,765
#	Capitol Federal Financial	39,424	1,336,079
	Cardinal Financial Corp.	17,775	170,284
	Carrollton Bancorp	1,062	13,084
	Carver Bancorp, Inc.	1,427	20,691
	Cascade Financial Corp.	1,779	24,301
	Cash America International, Inc.	19,500	701,610
* #	Cash Systems, Inc.	5,753	29,858
#	Cathay General Bancorp	33,361	966,802
*	CB Richard Ellis Group, Inc.	16,625	394,844
* #	Centennial Bank Holdings, Inc.	29,200	147,460
	Center Bancorp, Inc.	9,164	109,601
	Center Financial Corp.	5,300	65,190
#	Centerstate Banks of Florida, Inc.	4,256	53,072
	Central Bancorp, Inc.	400	9,098
*	Central Jersey Bancorp	110	782
	Central Pacific Financial Corp.	15,200	307,192
	Central Virginia Bankshares, Inc.	930	16,507
	Centrue Financial Corp.	4,172	91,784
	Century Bancorp, Inc. Class A	1,896	40,916
	CFS Bancorp, Inc.	2,552	36,264
	Charter Financial Corp.	5,404	206,703
	Chemical Financial Corp.	16,100	404,110
	Chittenden Corp.	24,567	860,582

19

	Chubb Corp.	83,144	4,535,505
	Cincinnati Financial Corp.	74,295	2,970,314
	CIT Group, Inc.	74,344	1,977,550
	Citigroup, Inc.	795,672	26,495,878
	Citizens Community Bancorp, Inc.	5,240	48,156
	Citizens First Bancorp, Inc.	5,458	80,342
	Citizens Holding Co.	814	16,272
	Citizens Republic Bancorp, Inc.	16,664	236,962
	Citizens South Banking Corp.	3,750	43,687
* #	Citizens, Inc.	25,880	169,773
	City Holding Co.	11,633	418,555
	City National Corp.	30,965	1,994,765
* #	Clayton Holdings, Inc.	1,100	4,323
#	Clifton Savings Bancorp, Inc.	17,955	190,323
	CNA Financial Corp.	117,435	4,161,896
*	CNA Surety Corp.	27,929	576,175
#	CNB Financial Corp.	3,745	51,119
	CoBiz Financial, Inc.	16,181	264,398
	Codorus Valley Bancorp, Inc.	2,011	36,218
#	Cohen & Steers, Inc.	12,070	342,426
*	Colonial Bankshares, Inc.	1,575	16,986
#	Colony Bankcorp, Inc.	2,957	47,312
	Columbia Bancorp	3,818	67,960
	Columbia Banking System, Inc.	7,644	235,512
	Comerica, Inc.	62,840	2,876,815
	Comm Bancorp, Inc.	805	38,769
	Commerce Bancorp, Inc.	62,144	2,474,574
	Commerce Bancshares, Inc.	43,813	1,986,059
	Commerce Group, Inc.	39,815	1,431,349
	Commercial National Financial Corp.	1,012	16,850
	Commonwealth Bankshares, Inc.	2,329	41,922
* #	Community Bancorp	7,592	136,884
	Community Bank System, Inc.	12,672	255,594
	Community Bankshares, Inc.	1,850	23,957
	Community Capital Corp.	2,132	37,267
	Community Central Bank Corp.	1,223	9,209
	Community Trust Bancorp, Inc.	11,603	327,785
	Community West Bancshares	3,113	35,877
	Compass Diversified Holdings	18,300	272,487
* #	CompuCredit Corp.	24,544	318,090
*	Conseco, Inc.	105,500	1,354,620
#	Consolidated-Tokoma Land Co.	3,632	229,179
* #	Consumer Portfolio Services, Inc.	12,886	42,653
	Cooperative Bankshares, Inc.	2,417	33,089
*	Core-Mark Holding Co., Inc.	6,300	169,029
#	Corus Bankshares, Inc.	11,744	111,451
*	Cowen Group, Inc.	10,060	107,944
*	Cowlitz Bancorporation	3,103	38,694
	Crawford & Co. Class A	16,179	53,714
#	Crawford & Co. Class B	15,970	63,880
*	Crescent Financial Corp.	3,216	32,771
	Cullen Frost Bankers, Inc.	37,672	1,981,924
#	CVB Financial Corp.	55,764	620,096
*	Dearborn Bancorp, Inc.	2,861	29,239
	Delphi Financial Group, Inc. Class A	31,043	1,193,293

20

#	Delta Financial Corp.	16,920	31,133
	Dime Community Bancshares	23,500	318,895
	Discover Financial Services	88,152	1,531,200
*	Dollar Financial Corp.	13,659	408,131
	Donegal Group, Inc. Class A	14,184	239,568
	Donegal Group, Inc. Class B	2,541	48,470
* #	E*TRADE Financial Corp.	98,406	452,668
	East West Bancorp, Inc.	37,290	1,004,965
*	Eastern Insurance Holdings, Inc.	1,193	19,362
	Eaton Vance Corp.	11,944	522,669
	ECB Bancorp, Inc.	1,850	47,175
	EMC Insurance Group, Inc.	1,700	41,395
*	Empire Financial Holding Co.	2,529	2,782
*	Encore Capital Group, Inc.	19,000	195,130
#	Enterprise Financial Services Corp.	7,853	180,069
	Erie Indemnity Co.	35,480	1,835,735
	ESB Financial Corp.	8,224	85,447
	Evans Bancorp, Inc.	1,529	25,993
*	Exlservice Holdings, Inc.	14,800	354,756
*	EZCORP, Inc. Class A	17,600	221,056
#	F.N.B. Corp.	40,466	627,628
	Farmers Capital Bank Corp.	800	22,400
	FBL Financial Group, Inc. Class A	21,761	806,680
	Federal Agriculture Mortgage Corp. Class A	300	5,565
	Federal Agriculture Mortgage Corp. Class C	5,372	146,172
#	Federal Trust Corp.	3,634	11,629
	Federated Investors, Inc.	16,200	660,798
	Fidelity Bancorp, Inc.	1,348	20,018
	Fidelity National Financial, Inc.	85,965	1,342,773
	Fidelity Southern Corp.	4,386	48,246
	Fifth Third Bancorp	106,622	3,189,064
	Financial Federal Corp.	19,300	426,337
	Financial Institutions, Inc.	4,248	76,591
*	First Acceptance Corp.	30,188	121,960
	First Albany Companies, Inc.	1,150	1,345
	First American Corp.	42,224	1,443,216
	First Bancorp	9,235	176,481
	First Bancorp of Indiana, Inc.	700	10,027
	First Bancshares, Inc.	569	9,445
#	First Busey Corp.	18,308	382,454
*	First Cash Financial Services, Inc.	19,500	331,500
#	First Charter Corp.	21,876	658,905
	First Citizens BancShares, Inc.	4,084	639,922
#	First Commonwealth Financial Corp.	55,615	647,359
	First Community Bancorp	19,568	880,364
	First Community Bancshares, Inc.	7,171	230,261
	First Defiance Financial Corp.	4,747	104,909
	First Federal Bancshares of Arkansas, Inc.	3,213	48,998
	First Federal Bankshares, Inc.	1,342	20,801
	First Federal of Northern Michigan Bancorp, Inc.	998	7,176
	First Financial Bancorp	21,649	248,531
#	First Financial Bankshares, Inc.	13,905	542,295
#	First Financial Corp.	8,746	248,211
	First Financial Holdings, Inc.	6,116	167,640
	First Financial Service Corp.	1,556	39,585

21

	First Franklin Corp.	461	5,200
#	First Horizon National Corp.	31,305	691,214
	First Indiana Corp.	5,558	177,022
*	First Keystone Financial, Inc.	988	11,856
	First M&F Corp.	5,651	93,128
#	First Marblehead Corp.	49,550	1,486,995
*	First Mariner Bancorp, Inc.	2,110	12,829
	First Merchants Corp.	8,472	183,758
	First Midwest Bancorp, Inc.	30,585	1,000,129
	First Mutual Bancshares, Inc.	3,561	94,545
* #	First National Bancshares, Inc.	1	13
	First National Lincoln Corp.	4,895	71,956
	First Niagara Financial Group, Inc.	67,719	841,747
	First PacTrust Bancorp, Inc.	1,814	36,643
	First Place Financial Corp.	7,039	101,643
*	First Regional Bancorp	8,704	191,836
	First Security Group, Inc.	3,128	29,716
#	First South Bancorp, Inc.	3,913	94,342
	First State Bancorporation	15,466	226,113
	First United Corp.	3,538	71,468
	First West Virginia Bancorp, Inc.	614	8,590
	Firstbank Corp.	2,587	40,727
*	FirstCity Financial Corp.	5,438	44,157
#	FirstMerit Corp.	53,800	1,108,818
	Flagstar Bancorp, Inc.	20,800	131,040
	Flushing Financial Corp.	16,223	260,541
	FNB Corp.	3,692	100,533
	FNB United Corp.	4,665	58,312
	Forest City Enterprises, Inc. Class A	19,100	957,674
	Forest City Enterprises, Inc. Class B	1,800	89,838
*	FPIC Insurance Group, Inc.	772	32,988
* #	Franklin Bank Corp.	6,700	28,475
* #	Franklin Credit Management Corp.	2,363	2,481
	Franklin Resources, Inc.	14,300	1,761,474
#	Frontier Financial Corp.	31,828	609,824
#	Fulton Financial Corp.	111,952	1,400,520
*	GAINSCO, Inc.	1,500	6,165
	Gallagher (Arthur J.) & Co.	49,852	1,310,111
	GAMCO Investors, Inc.	4,854	258,718
	Gateway Financial Holdings, Inc.	9,063	120,447
	GB&T Bancshares, Inc.	5,588	59,345
	Genworth Financial, Inc.	181,900	4,773,056
	German American Bancorp, Inc.	8,236	108,303
*	GFI Group, Inc.	6,742	656,536
#	Glacier Bancorp, Inc.	35,854	713,853
*	Golfsmith International Holdings, Inc.	1,341	5,364
	Gouverneur Bancorp, Inc.	600	6,480
*	Great Lakes Bancorp, Inc.	8,000	103,120
	Great Pee Dee Bancorp, Inc.	498	11,071
#	Great Southern Bancorp, Inc.	7,469	166,036
*	Greater Atlantic Financial Corp.	840	4,263
	Greater Community Bancorp	3,797	71,194
	Greene Bancshares, Inc.	9,663	288,634
	Greenhill & Co., Inc.	8,400	607,236
*	Grubb & Ellis Co.	5,700	29,412

22

	GS Financial Corp.	500	9,362
	Guaranty Federal Bancshares, Inc.	1,342	38,381
	Habersham Bancorp	800	11,768
*	Hallmark Financial Services, Inc.	9,128	136,555
#	Hancock Holding Co.	19,900	780,279
	Hanmi Financial Corp.	23,972	229,891
	Hanover Insurance Group, Inc.	37,052	1,671,045
	Harleysville Group, Inc.	15,210	532,350
#	Harleysville National Corp.	21,991	337,562
#	Harleysville Savings Financial Corp.	1,716	22,308
	Harrington West Financial Group, Inc.	3,605	44,161
	Hartford Financial Services Group, Inc.	67,172	6,402,835
	Hawthorn Bancshares, Inc.	1,845	52,582
	HCC Insurance Holdings, Inc.	80,385	2,471,035
#	Heartland Financial USA, Inc.	6,003	120,000
	Hercules Technology Growth Capital, Inc.	475	5,610
	Heritage Commerce Corp.	4,799	85,422
	Heritage Financial Corp.	3,353	69,776
	Heritage Financial Group	6,561	88,574
	HF Financial Corp.	2,011	30,447
	Hilb Rogal Hamilton Co.	22,884	978,291
	Hingham Institution for Savings	804	24,924
	HMN Financial, Inc.	2,615	62,682
#	Home Bancshares, Inc.	7,026	140,731
	Home Federal Bancorp	2,353	58,825
	Home Federal Bancorp, Inc.	3,868	43,012
	HopFed Bancorp, Inc.	710	10,295
	Horace Mann Educators Corp.	27,372	535,396
	Horizon Financial Corp.	7,850	135,099
* #	HouseValues, Inc.	3,514	12,018
	Hudson City Bancorp, Inc.	180,220	2,742,948
	Huntington Bancshares, Inc.	91,485	1,435,400
	IBERIABANK Corp.	7,494	362,710
	IBT Bancorp, Inc.	1,324	23,038
	Imperial Capital Bancorp, Inc.	500	11,400
	Independence Holding Co.	9,927	134,610
	Independent Bank Corp. (MA)	9,580	277,245
	Independent Bank Corp. (MI)	6,630	63,383
#	Infinity Property & Casualty Corp.	8,000	312,720
	Integra Bank Corp.	10,085	162,066
*	IntercontinentalExchange, Inc.	5,300	884,888
	International Bancshares Corp.	42,859	944,612
	International Securities Exchange Holdings, Inc.	7,900	530,801
	Intervest Bancshares Corp.	4,600	73,278
*	Investment Technology Group, Inc.	26,600	1,215,088
*	Investors Bancorp, Inc.	18,586	272,657
*	Investors Capital Holdings, Ltd.	1,200	6,000
	Investors Title Co.	1,210	45,678
	Irwin Financial Corp.	15,300	124,389
	Janus Capital Group, Inc.	76,903	2,581,634
	Jefferies Group, Inc.	88,843	2,270,827
	Jefferson Bancshares, Inc.	2,516	25,412
#	Jones Lang LaSalle, Inc.	9,300	781,851
	JPMorgan Chase & Co.	715,252	32,629,796
	Kearny Financial Corp.	16,796	212,637

23

	KeyCorp	160,353	4,223,698
#	K-Fed Bancorp	8,170	99,347
*	KMG America Corp.	500	3,100
	KNBT Bancorp, Inc.	17,403	276,012
*	Knight Capital Group, Inc.	41,918	559,605
* #	LaBranche & Co., Inc.	2,300	12,213
#	Lakeland Bancorp, Inc.	15,388	177,116
	Lakeland Financial Corp.	8,641	163,661
#	LandAmerica Financial Group, Inc.	10,000	263,200
	Landmark Bancorp, Inc.	976	26,795
	Leesport Financial Corp.	3,343	59,238
	Legacy Bancorp, Inc.	7,571	96,379
	Legg Mason, Inc.	54,600	4,166,526
	Lehman Brothers Holdings, Inc.	108,126	6,771,931
#	Leucadia National Corp.	65,823	3,091,048
	Lincoln Bancorp	3,570	56,977
	Lincoln National Corp.	57,346	3,530,793
	LNB Bancorp, Inc.	4,622	65,864
	Loews Corp.	113,116	5,405,814
*	Loopnet, Inc.	10,200	156,672
	LSB Corp.	2,427	39,342
	LSB Financial Corp.	560	11,900
	M&T Bank Corp.	45,825	4,168,242
#	Macatawa Bank Corp.	5,639	56,277
	MainSource Financial Group, Inc.	14,214	214,063
*	Markel Corp.	3,200	1,542,880
*	MarketAxess Holdings, Inc.	19,839	284,888
*	Marlin Business Services, Inc.	7,500	101,250
#	Marsh & McLennan Companies, Inc.	116,800	2,934,016
	Marshall & Ilsley Corp.	74,261	2,336,994
	MASSBANK Corp.	2,822	102,156
	Mastercard, Inc.	3,100	622,015
	Mayflower Bancorp, Inc.	600	7,359
	MB Financial, Inc.	23,161	734,204
	MBT Financial Corp.	11,153	105,954
	MCG Capital Corp.	35,235	398,156
*	Meadowbrook Insurance Group, Inc.	22,700	208,613
	Medallion Financial Corp.	14,600	143,518
	Mercantile Bancorp, Inc.	2,900	76,270
	Mercantile Bank Corp.	3,236	55,433
	Mercer Insurance Group, Inc.	4,627	81,944
	Merchants Bancshares, Inc.	4,924	114,729
#	Mercury General Corp.	39,071	2,027,394
	Merrill Lynch & Co., Inc.	175,042	10,492,017
	Meta Financial Group, Inc.	1,360	53,530
	MetLife, Inc.	156,992	10,297,105
	MetroCorp Bancshares, Inc.	5,197	74,213
	MFB Corp.	500	12,893
	MicroFinancial, Inc.	7,999	49,834
	Mid Penn Bancorp, Inc.	874	22,112
	Midland Co.	10,872	695,373
#	MidSouth Bancorp, Inc.	2,906	61,491
#	Midwest Banc Holdings, Inc.	14,207	179,008
	MidWestOne Financial Group, Inc.	1,100	18,645
#	Monroe Bancorp	2,759	44,834

24

#	Moody’s Corp.	10,100	380,366
	Morgan Stanley	211,604	11,155,763
*	Move, Inc.	44,100	103,635
	MutualFirst Financial, Inc.	1,355	23,577
	Nara Bancorp, Inc.	17,958	239,560
*	Nasdaq Stock Market, Inc.	68,700	2,978,832
	National City Corp.	162,261	3,206,277
	National Financial Partners Corp.	20,672	938,509
	National Interstate Corp.	2,661	87,627
#	National Penn Bancshares, Inc.	32,853	516,121
	National Security Group, Inc.	963	17,324
	National Western Life Insurance Co. Class A	2,238	449,771
	Nationwide Financial Services, Inc.	22,080	988,301
*	Navigators Group, Inc.	10,664	625,977
	NBT Bancorp, Inc.	24,940	621,754
#	Nelnet, Inc. Class A	22,100	304,759
	New England Bancshares, Inc.	4,115	49,174
	New Hampshire Thrift Bancshares, Inc.	2,227	27,838
	New Westfield Financial, Inc.	20,757	200,513
#	New York Community Bancorp, Inc.	142,620	2,654,158
	NewAlliance Bancshares, Inc.	85,070	1,097,403
	NewBridge Bancorp	6,133	61,085
*	Newtek Business Services, Inc.	17,259	20,883
*	NexCen Brands, Inc.	29,500	132,750
*	Nexity Financial Corp.	400	2,924
	North Central Bancshares, Inc.	200	6,572
*	North Pointe Holdings Corp.	600	6,372
	North Valley Bancorp	2,786	40,676
	Northeast Bancorp	1,024	15,872
	Northeast Community Bancorp, Inc.	9,793	114,480
#	Northern Trust Corp.	52,469	4,249,464
	Northrim Bancorp, Inc.	4,565	85,502
	Northway Financial, Inc.	2,154	36,080
#	Northwest Bancorp, Inc.	32,636	905,323
	Norwood Financial Corp.	1,002	30,812
	NYMAGIC, Inc.	5,479	122,072
	NYSE Euronext	51,500	4,459,900
	Oak Hill Financial, Inc.	2,436	73,275
#	OceanFirst Financial Corp.	8,715	143,449
	Odyssey Re Holdings Corp.	46,625	1,796,928
	Ohio Valley Banc Corp.	1,600	40,784
#	Old National Bancorp	41,044	655,883
	Old Republic International Corp.	95,163	1,428,397
	Old Second Bancorp, Inc.	7,839	207,655
	Omega Financial Corp.	9,600	297,120
	optionsXpress Holding, Inc.	19,135	581,895
	PAB Bankshares, Inc.	3,690	55,313
#	Pacific Capital Bancorp	28,850	592,868
	Pacific Continental Corp.	6,725	98,858
*	Pacific Mercantile Bancorp	4,371	57,828
*	Pacific Premier Bancorp, Inc.	2,285	21,388
*	Pacific State Bancorp	1,732	22,395
	Pamrapo Bancorp, Inc.	2,413	49,153
	Park Bancorp, Inc.	700	17,343
#	Park National Corp.	8,809	665,696

25

	Parkvale Financial Corp.	3,117	89,801
	Partners Trust Financial Group, Inc.	21,744	277,236
	Patriot Capital Funding, Inc.	14,787	158,517
	Peapack-Gladstone Financial Corp.	3,853	96,614
• #	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	12,174	80,348
	Penns Woods Bancorp, Inc.	1,687	53,933
*	Pennsylvania Commerce Bancorp, Inc.	3,795	106,526
	Peoples Bancorp of Indiana	1,479	23,442
	Peoples Bancorp of North Carolina	3,759	61,572
	Peoples Bancorp, Inc.	7,564	182,973
	Peoples Community Bancorp	1,902	28,872
#	People’s United Financial, Inc.	123,661	2,098,527
*	Philadelphia Consolidated Holding Corp.	46,256	1,969,580
*	Pico Holdings, Inc.	11,672	449,255
	Pinnacle Bancshares, Inc.	444	5,514
*	Pinnacle Financial Partners, Inc.	10,304	300,156
*	Piper Jaffray Companies, Inc.	1,000	46,320
*	PMA Capital Corp. Class A	20,257	177,046
	PNC Financial Services Group, Inc.	69,191	5,065,473
#	Portfolio Recovery Associates, Inc.	11,260	453,553
	Preferred Bank	6,172	164,978
	Premier Financial Bancorp, Inc.	1,708	22,204
	Presidential Life Corp.	1,300	22,412
	Princeton National Bancorp, Inc.	1,659	39,849
	Principal Financial Group, Inc.	54,548	3,572,349
#	PrivateBancorp, Inc.	11,761	360,004
* #	ProAssurance Corp.	21,267	1,166,282
	ProCentury Corp.	8,352	117,513
	Progressive Corp.	207,364	3,815,498
	Prosperity Bancshares, Inc.	29,514	948,580
	Protective Life Corp.	45,274	1,873,438
#	Providence Community Bancshares, Inc.	729	14,868
	Provident Bankshares Corp.	20,700	485,415
	Provident Financial Holdings, Inc.	2,687	49,065
	Provident Financial Services, Inc.	41,344	614,372
	Provident New York Bancorp	31,748	387,326
	Prudential Financial, Inc.	94,316	8,878,908
	PSB Holdings, Inc.	3,341	29,250
	Pulaski Financial Corp.	5,331	57,521
#	QC Holdings, Inc.	9,651	134,052
#	Radian Group, Inc.	14,372	162,978
	Rainier Pacific Financial Group, Inc.	4,415	65,386
#	Raymond James Financial, Inc.	77,096	2,504,078
#	Regions Financial Corp.	158,817	4,197,533
	Reinsurance Group of America, Inc.	40,034	2,166,240
	Renasant Corp.	16,169	315,457
	Republic Bancorp, Inc. Class A	6,912	112,320
*	Republic First Bancorp, Inc.	3,334	25,672
	Resource America, Inc.	8,755	142,006
*	Rewards Network, Inc.	13,980	73,115
	Riverview Bancorp, Inc.	8,485	111,154
	RLI Corp.	15,344	914,963
#	Rockville Financial, Inc.	600	8,202
	Rome Bancorp, Inc.	5,280	61,512

26

	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	57,803
	RTW, Inc.	300	3,681
	Rurban Financial Corp.	2,124	27,463
	S&T Bancorp, Inc.	16,400	525,292
#	S.Y. Bancorp, Inc.	5,579	131,999
	SAFECO Corp.	43,806	2,528,044
	Safety Insurance Group, Inc.	10,811	394,710
	Salisbury Bancorp, Inc.	924	31,555
	Sanders Morris Harris Group, Inc.	17,365	168,961
#	Sandy Spring Bancorp, Inc.	10,981	322,402
	SCBT Financial Corp.	5,708	176,948
	Schwab (Charles) Corp.	66,901	1,626,363
*	SCPIE Holdings, Inc.	6,257	170,003
*	Seabright Insurance Holdings	15,844	245,740
#	Seacoast Banking Corp. of Florida	6,798	85,315
#	Security Bank Corp.	6,978	78,642
*	Security National Financial Corp. Class A	2,215	9,945
#	SEI Investments Co.	18,988	589,008
	Selective Insurance Group, Inc.	35,734	842,965
	Shore Bancshares, Inc.	598	14,203
	Shore Financial Corp.	680	8,211
*	SI Financial Group, Inc.	500	5,065
	Siebert Financial Corp.	8,302	27,812
#	Sierra Bancorp	6,743	168,305
* #	Signature Bank	7,177	265,908
	Simmons First National Corp. Class A	10,656	278,015
	SLM Corp.	6,700	255,136
* #	Smithtown Bancorp, Inc.	1,900	39,957
	Somerset Hills Bancorp	2,430	29,597
#	South Financial Group, Inc.	55,108	987,535
#	South Street Financial Corp.	897	6,319
*	Southcoast Financial Corp.	3,581	53,357
	Southern Community Financial Corp.	10,888	74,038
*	Southern Connecticut Bancorp, Inc.	1,300	9,490
*	Southern First Bancshares, Inc.	1,244	22,392
#	Southside Bancshares, Inc.	9,301	178,114
	Southwest Bancorp, Inc.	9,144	164,135
	Southwest Georgia Financial Corp.	1,614	28,891
	Sovereign Bancorp, Inc.	154,295	1,816,052
	StanCorp Financial Group, Inc.	33,642	1,752,412
	State Auto Financial Corp.	31,170	869,020
	State Bancorp, Inc.	9,139	133,612
	State Street Corp.	69,070	5,518,002
	Sterling Bancorp	11,535	154,108
	Sterling Bancshares, Inc.	46,692	576,179
	Sterling Financial Corp.	25,645	459,815
	Sterling Financial Corp. (PA)	12,823	219,914
	Stewart Information Services Corp.	11,184	302,751
* #	Stifel Financial Corp.	9,328	434,218
*	Stratus Properties, Inc.	3,930	123,402
	Student Loan Corp.	11,197	1,573,290
#	Suffolk Bancorp	4,653	143,592
*	Sun American Bancorp	2,523	12,009
*	Sun Bancorp, Inc.	14,901	251,082
#	SunTrust Banks, Inc.	73,844	5,177,203

27

* #	Superior Bancorp	21,900	131,181
#	Susquehanna Bancshares, Inc.	46,215	919,235
*	Susser Holdings Corp.	4,500	106,110
	Sussex Bancorp	1,746	21,668
*	SVB Financial Group	20,600	1,060,488
	SWS Group, Inc.	16,006	217,041
	Synovus Financial Corp.	89,788	2,234,823
	T. Rowe Price Group, Inc.	18,300	1,125,084
	Taylor Capital Group, Inc.	6,912	153,032
	TCF Financial Corp.	69,939	1,357,516
*	TD Ameritrade Holding Corp.	32,100	599,949
	Team Financial, Inc.	892	12,996
	Teche Holding Co.	600	23,820
* #	Tejon Ranch Co.	10,100	390,365
#	Temecula Valley Bancorp, Inc.	3,917	43,870
*	Texas Capital Bancshares, Inc.	18,162	382,855
	TF Financial Corp.	1,805	47,814
*	The Bancorp, Inc.	6,360	102,778
	The Colonial BancGroup, Inc.	97,319	1,549,318
	The Goldman Sachs Group, Inc.	58,024	13,150,559
*	The Intergroup Corp.	777	14,033
	The Phoenix Companies, Inc.	1,900	22,838
	The Savannah Bancorp, Inc.	2,587	53,861
#	The St. Joe Corp.	5,400	153,630
	The Travelers Companies, Inc.	138,778	7,370,500
#	The Wilber Corp.	4,450	40,139
	Thomas Properties Group, Inc.	8,466	88,216
* #	Thomas Weisel Partners Group, Inc.	14,900	204,726
	TIB Financial Corp.	4,622	41,228
	TierOne Corp.	6,744	157,810
	Timberland Bancorp, Inc.	5,508	85,374
#	Tompkins Financial Corp.	5,702	242,620
	Torchmark Corp.	26,810	1,653,641
	Tower Financial Corp.	1,125	14,175
#	Tower Group, Inc.	14,870	482,085
*	Tradestation Group, Inc.	29,328	349,883
	Transatlantic Holdings, Inc.	28,382	2,110,202
* #	Triad Guaranty, Inc.	4,076	35,094
	Trico Bancshares	10,958	232,419
	TrustCo Bank Corp. (NY)	49,174	522,720
#	Trustmark Corp.	38,272	974,405
	U.S. Bancorp	120,595	3,990,489
#	UCBH Holdings, Inc.	69,362	1,115,341
	UMB Financial Corp.	28,200	1,060,884
	Umpqua Holdings Corp.	23,049	372,011
*	Unico American Corp.	100	1,040
#	Union Bankshares Corp.	7,716	159,798
	Union Bankshares, Inc.	1,462	30,227
	UnionBanCal Corp.	59,338	3,203,659
	United Bancshares, Inc.	1,874	25,393
	United Bankshares, Inc.	28,800	895,104
*	United Capital Corp.	5,128	130,251
#	United Community Banks, Inc.	19,722	373,929
	United Community Financial Corp.	10,276	58,265
	United Financial Bancorp, Inc.	11,398	122,756

28

	United Fire & Casualty Co.	15,600	480,792
*	United PanAm Financial Corp.	11,444	64,086
#	United Security Bancshares (CA)	3,818	59,370
	United Western Bancorp, Inc.	5,586	117,362
	Unitrin, Inc.	41,820	1,934,593
	Unity Bancorp, Inc.	1,827	16,681
*	Universal American Financial Corp.	35,248	840,312
#	Univest Corporation of Pennsylvania	7,520	160,176
	Unum Group	154,624	3,840,860
	USB Holding Co., Inc.	9,250	194,990
#	Valley National Bancorp	64,797	1,270,021
#	Vineyard National Bancorp Co.	7,893	85,244
* #	Virginia Commerce Bancorp, Inc.	11,962	149,884
#	Virginia Financial Group, Inc.	4,959	85,592
	W. R. Berkley Corp.	80,267	2,454,565
#	Wachovia Corp.	387,501	16,662,543
	Waddell & Reed Financial, Inc.	11,472	392,113
	Wainwright Bank & Trust Co.	3,634	46,951
	Washington Banking Co.	3,867	70,263
	Washington Federal, Inc.	56,409	1,323,919
	Washington Savings Bank, F.S.B.	3,637	21,167
	Washington Trust Bancorp, Inc.	9,179	228,098
* #	Wauwatosa Holdings, Inc.	500	6,670
	Wayne Savings Bancshares, Inc.	1,304	14,527
	Webster Financial Corp.	33,771	1,137,745
	Wells Fargo & Co.	686,501	22,263,227
	Wesbanco, Inc.	13,780	330,444
	Wesco Financial Corp.	2,345	1,013,040
#	West Bancorporation	6,655	93,436
	West Coast Bancorp	10,100	201,596
#	Westamerica Bancorporation	19,400	911,994
* #	Western Alliance Bancorp	12,100	266,926
	Westwood Holdings Group, Inc.	1,492	56,398
	Whitney Holding Corp.	39,468	1,081,423
	Willow Financial Bancorp, Inc.	12,267	115,310
	Wilmington Trust Corp.	41,472	1,481,380
	Wilshire Bancorp, Inc.	9,847	91,774
*	Wilshire Enterprises, Inc.	400	1,556
	Wintrust Financial Corp.	17,900	632,228
* #	World Acceptance Corp.	11,272	355,857
	WVS Financial Corp.	1,462	23,553
*	Yadkin Valley Financial Corp.	3,173	50,324
	Zenith National Insurance Corp.	25,050	1,052,852
	Zions Bancorporation	44,219	2,413,031
* #	ZipRealty, Inc.	3,586	17,858
Total Financials			633,656,306

Health Care — (8.9%)
*	Abaxis, Inc.	12,273	407,095
	Abbott Laboratories	64,942	3,734,814
* #	Abiomed, Inc.	18,864	242,402
* #	Abraxis Bioscience, Inc.	9,100	536,900
* #	Acadia Pharmaceuticals, Inc.	22,811	258,677
*	Accelr8 Technology Corp.	1,800	6,192
*	Accelrys, Inc.	18,364	147,463

29

* #	Accentia Biopharmaceuticals, Inc.	4,500	10,710
*	Achillion Pharmaceuticals, Inc.	1,200	5,964
* #	Acusphere, Inc.	14,154	11,323
* #	Adams Respiratory Therapeutics, Inc.	16,400	707,496
*	Adolor Corp.	25,100	97,890
* #	Advanced Life Sciences Holdings, Inc.	21,928	45,610
* #	Advanced Medical Optics, Inc.	35,000	882,700
* #	ADVENTRX Pharmaceuticals, Inc.	22,300	11,797
	Aetna, Inc.	93,044	5,199,299
* #	Affymetrix, Inc.	41,020	855,267
*	Air Methods Corp.	7,809	411,144
* #	Akorn, Inc.	14,783	112,942
*	Albany Molecular Research, Inc.	14,100	186,261
* #	Alexion Pharmaceuticals, Inc.	9,044	657,680
* #	Align Technology, Inc.	14,600	246,594
* #	Alkermes, Inc.	27,647	394,246
	Allergan, Inc.	12,600	844,704
*	Alliance Imaging, Inc.	23,900	228,245
*	Allied Healthcare International, Inc.	33,944	83,502
*	Allied Healthcare Products, Inc.	3,783	23,644
*	Allion Healthcare, Inc.	11,564	67,765
* #	Allos Therapeutics, Inc.	13,719	94,798
* #	Allscripts Healthcare Solutions, Inc.	25,300	447,557
*	Almost Family, Inc.	1,932	37,133
* #	Alnylam Pharmaceuticals, Inc.	17,203	561,162
	Alpharma, Inc. Class A	27,443	576,303
*	Amag Pharmaceuticals, Inc.	8,793	506,741
*	Amedisys, Inc.	15,534	662,680
*	America Services Group, Inc.	6,300	50,778
*	American Dental Partners, Inc.	9,062	180,606
* #	American Medical Systems Holdings, Inc.	33,560	458,765
	American Shared Hospital Services	2,089	6,330
*	AMERIGROUP Corp.	32,800	1,127,336
	AmerisourceBergen Corp.	53,771	2,439,590
*	Amgen, Inc.	85,700	4,734,925
*	AMICAS, Inc.	32,099	79,285
*	AMN Healthcare Services, Inc.	15,369	259,429
*	Amsurg Corp.	19,500	504,270
* #	Amylin Pharmaceuticals, Inc.	12,487	476,879
	Analogic Corp.	8,200	441,324
*	Anesiva, Inc.	17,910	90,983
*	AngioDynamics, Inc.	13,851	268,848
*	Anika Therapeutics, Inc.	7,564	106,425
* #	Antigenics, Inc.	20,597	44,078
*	AP Pharma, Inc.	250	423
* #	APP Pharmaceuticals, Inc.	70,800	831,900
	Applera Corp. - Applied Biosystems Group	12,200	416,752
*	Applera Corp. - Celera Group	48,894	739,277
*	Apria Healthcare Group, Inc.	32,600	706,442
*	Aradigm Corp.	500	850
* #	Arcadia Resources, Inc.	31,961	27,167
* #	Arena Pharmaceuticals, Inc.	36,300	317,625
* #	Ariad Pharmaceuticals, Inc.	13,900	62,550
* #	Arqule, Inc.	29,200	189,508
* #	Array BioPharma, Inc.	15,616	172,869

30

*	Arrhythmia Research Technology, Inc.	1,790	14,750
* #	Arthrocare Corp.	14,494	784,560
*	Aspect Medical Systems, Inc.	10,900	161,974
*	Assisted Living Concepts, Inc.	2,000	13,760
* #	AtheroGenics, Inc.	9,800	5,488
*	AtriCure, Inc.	500	5,735
	Atrion Corp.	944	112,119
*	ATS Medical, Inc.	9,800	19,306
*	Auxilium Pharmaceuticals, Inc.	7,133	200,081
*	Avalon Pharmaceuticals, Inc.	7,847	28,798
* #	AVANIR Pharmaceuticals Class A	16,975	29,027
*	Avant Immunotherapeutics, Inc.	1,250	563
* #	AVI BioPharma, Inc.	10,948	25,509
*	Avigen, Inc.	16,279	68,046
	Bard (C.R.), Inc.	7,500	633,975
*	Barr Laboratories, Inc.	34,021	1,826,928
*	Barrier Therapeutics, Inc.	13,630	56,973
	Baxter International, Inc.	22,400	1,341,088
	Beckman Coulter, Inc.	28,097	1,987,301
	Becton Dickinson & Co.	14,100	1,166,493
* #	Bentley Pharmaceuticals, Inc.	14,244	179,332
*	Bioanalytical Systems, Inc.	2,068	17,868
* #	BioCryst Pharmaceuticals, Inc.	10,626	67,475
* #	Biogen Idec, Inc.	62,200	4,610,264
*	Bio-Imaging Technologies, Inc.	5,474	52,058
* #	BioLase Technology, Inc.	5,000	14,650
*	BioMarin Pharmaceutical, Inc.	27,900	767,250
*	Bio-Rad Laboratories, Inc. Class A	12,400	1,251,284
*	Bio-Rad Laboratories, Inc. Class B	944	96,552
*	Bio-Reference Laboratories, Inc.	9,100	304,577
*	BioSante Pharmaceuticals, Inc.	7,500	33,825
*	BioScrip, Inc.	32,112	282,264
*	BioSphere Medical, Inc.	3,248	18,936
*	Boston Scientific Corp.	215,700	2,724,291
*	Bovie Medical Corp.	1,600	10,288
*	Bradley Pharmaceuticals, Inc.	8,400	165,396
	Bristol-Myers Squibb Co.	114,800	3,401,524
#	Brookdale Senior Living, Inc.	28,914	957,053
*	Bruker BioSciences Corp.	55,058	511,489
* #	BSD Medical Corp.	7,639	42,091
*	Caliper Life Sciences, Inc.	33,747	184,596
	Cambrex Corp.	18,515	143,306
*	Candela Corp.	10,600	65,720
*	Cantel Medical Corp.	13,367	236,462
*	Capital Senior Living Corp.	7,900	64,859
*	Caraco Pharmaceutical Laboratories, Ltd.	7,855	115,940
*	Cardiac Science Corp.	18,007	151,799
	Cardinal Health, Inc.	32,172	1,948,015
*	Cardiotech International, Inc.	1,686	1,551
* #	Celgene Corp.	15,718	967,443
* #	Cell Genesys, Inc.	18,500	43,105
* #	Cell Therapeutics, Inc.	225	583
*	Celsion Corp.	3,725	15,496
*	Centene Corp.	28,383	709,575
* #	Cephalon, Inc.	20,535	1,538,482

31

*	Cepheid, Inc.	28,300	612,129
* #	Cerner Corp.	9,900	591,525
*	Cerus Corp.	15,444	119,228
*	Chad Therapeutics, Inc.	880	352
*	Charles River Laboratories International, Inc.	39,734	2,524,301
	Chemed Corp.	15,100	817,665
	Cigna Corp.	24,100	1,292,001
* #	Clinical Data, Inc.	9,633	237,453
*	Collagenex Pharmaceuticals, Inc.	9,977	79,417
* #	Columbia Laboratories, Inc.	1,700	3,910
*	Combinatorx, Inc.	22,663	120,794
* #	Community Health Systems, Inc.	63,179	2,111,442
	Computer Programs & Systems, Inc.	1,300	28,951
* #	Conceptus, Inc.	6,100	122,549
*	Conmed Corp.	21,622	537,955
*	Continucare Corp.	7,400	18,130
#	Cooper Companies, Inc.	29,800	1,282,294
* #	Cortex Pharmaceuticals, Inc.	6,049	3,145
*	Corvel Corp.	6,311	146,731
*	Covance, Inc.	15,700	1,371,081
*	Coventry Health Care, Inc.	45,244	2,618,723
*	Critical Therapeutics, Inc.	22,729	41,367
*	Criticare Systems, Inc.	4,709	14,598
*	Cross Country Healthcare, Inc.	18,472	268,952
*	CryoCor, Inc.	4,552	17,662
*	CryoLife, Inc.	6,800	48,824
*	Cubist Pharmaceuticals, Inc.	16,100	341,964
*	CuraGen Corp.	9,900	10,494
*	Curis, Inc.	4,000	3,640
*	Cutera, Inc.	7,100	107,494
*	CV Therapeutics, Inc.	28,800	251,136
* #	Cyberonics, Inc.	7,500	102,300
* #	Cyclacel Pharmaceuticals, Inc.	12,229	67,871
*	Cynosure, Inc. Class A	5,274	156,585
*	Cypress Bioscience, Inc.	24,000	292,800
* #	Cytogen Corp.	6,444	3,931
*	Cytomedix, Inc.	855	2,958
*	Cytori Therapeutics, Inc.	7,314	40,300
	Datascope Corp.	11,517	421,407
*	DaVita, Inc.	5,772	357,633
*	Daxor Corp.	2,527	40,407
* #	Dendreon Corp.	39,910	199,550
	Dentsply International, Inc.	8,400	359,352
* #	DepoMed, Inc.	6,244	18,108
*	Dialysis Corporation of America	829	6,972
*	Digirad Corp.	4,300	15,394
*	Dionex Corp.	4,902	414,072
*	Discovery Laboratories, Inc.	24,572	71,750
* #	Durect Corp.	14,677	85,127
*	DUSA Pharmaceuticals, Inc.	2,200	4,708
* #	Dyadic International, Inc.	5,300	25,424
*	Dyax Corp.	32,540	123,652
* #	Dynavax Technologies Corp.	26,773	122,353
* #	Eclipsys Corp.	16,066	372,731
* #	Edwards Lifesciences Corp.	26,275	1,299,299

32

	Eli Lilly & Co.	65,800	3,484,110
*	Elite Pharmaceuticals, Inc.	4,415	9,272
*	Emeritus Corp.	11,071	278,989
*	Emisphere Technologies, Inc.	15,800	51,508
*	Encision, Inc.	900	1,890
* #	Encysive Pharmaceuticals, Inc.	11,100	7,437
*	Endo Pharmaceuticals Holdings, Inc.	25,800	707,178
* #	Endologix, Inc.	36,686	96,851
*	Entremed, Inc.	4,300	6,235
*	Enzo Biochem, Inc.	7,800	85,488
* #	Enzon Pharmaceuticals, Inc.	38,116	360,577
* #	EPIX Pharmaceuticals, Inc.	13,133	41,763
*	eResearch Technology, Inc.	28,600	339,196
*	etrials Worldwide, Inc.	5,248	15,744
* #	ev3, Inc.	36,258	530,817
*	Exact Sciences Corp.	15,692	67,319
*	Exactech, Inc.	6,442	126,843
*	Exelixis, Inc.	24,400	213,012
	Express Scripts, Inc.	23,000	1,558,250
*	E-Z-EM, Inc.	9,024	186,797
* #	Farville, Inc.	6,241	12,045
* #	Five Star Quality Care, Inc.	14,100	132,963
*	Forest Laboratories, Inc.	13,210	509,246
*	Gene Logic, Inc.	12,628	12,389
	Genentech, Inc.	43,354	3,305,743
* #	Genitope Corp.	30,442	128,161
*	Gen-Probe, Inc.	10,800	722,412
*	Gentiva Health Services, Inc.	21,300	384,678
* #	GenVec, Inc.	18,700	34,408
*	Genzyme Corp.	20,116	1,507,292
* #	Geron Corp.	48,301	312,507
*	Gilead Sciences, Inc.	38,174	1,776,618
*	Greatbatch, Inc.	13,872	285,486
* #	GTx, Inc.	5,640	81,047
* #	Haemonetics Corp.	15,700	910,757
* #	Halozyme Therapeutics, Inc.	15,334	130,032
* #	Hana Biosciences, Inc.	7,200	8,568
*	Hanger Orthopedic Group, Inc.	14,100	147,486
*	Harvard Bioscience, Inc.	21,957	93,098
	Health Management Associates, Inc.	113,900	775,659
*	Health Net, Inc.	32,480	1,577,878
*	HealthExtras, Inc.	22,677	602,528
*	Healthspring, Inc.	3,300	62,370
*	HealthStream, Inc.	10,497	33,275
*	HealthTronics, Inc.	16,493	69,930
*	Healthways, Inc.	16,500	963,105
* #	Hemispherx Biopharma, Inc.	2,000	2,600
	Henry Schein, Inc.	25,972	1,536,244
	Hillenbrand Indutries, Inc.	34,300	1,846,712
*	Hi-Tech Pharmacal Co., Inc.	9,522	95,601
*	HLTH Corp.	82,534	1,154,651
*	HMS Holdings Corp.	13,348	414,455
* #	Hollis-Eden Pharmaceuticals, Inc.	9,100	17,290
* #	Hologic, Inc.	24,624	1,634,787
	Hooper Holmes, Inc.	38,429	62,639

33

*	Hospira, Inc.	6,472	280,238
*	Human Genome Sciences, Inc.	28,400	295,644
*	Humana, Inc.	53,400	4,113,402
*	ICU Medical, Inc.	8,110	301,043
*	Idenix Pharmaceuticals, Inc.	370	884
* #	Idera Pharmaceuticals, Inc.	2,999	36,438
*	IDEXX Laboratories, Inc.	10,374	627,627
* #	IDM Pharma, Inc.	13,317	14,382
* #	I-Flow Corp.	15,444	257,451
* #	Illumina, Inc.	8,065	466,076
*	ImClone Systems, Inc.	22,100	996,489
*	Immtech International, Inc.	5,700	34,941
* #	Immucor, Inc.	15,200	504,184
* #	Immunicon Corp.	8,500	8,160
*	ImmunoGen, Inc.	26,279	126,139
* #	Immunomedics, Inc.	25,300	57,178
*	Implant Sciences Corp.	2,800	3,920
	IMS Health, Inc.	18,200	424,970
*	Incyte Corp.	42,500	364,650
*	Indevus Pharmaceuticals, Inc.	27,371	205,009
* #	Infinity Pharmaceuticals, Inc.	6,245	59,890
* #	Inhibitex, Inc.	200	194
*	Inovio Biomedical Corp.	10,600	9,964
* #	Insmed, Inc.	1,800	1,602
*	Inspire Pharmaceuticals, Inc.	23,200	138,272
* #	Integra LifeSciences Holdings	13,700	567,865
*	IntegraMed America, Inc.	5,884	73,256
*	Interleukin Genetics, Inc.	6,530	10,448
* #	InterMune, Inc.	11,100	180,264
*	Interpharm Holdings, Inc.	3,644	2,296
* #	Introgen Therapeutics, Inc.	26,100	102,312
*	Intuitive Surgical, Inc.	2,700	884,736
	Invacare Corp.	15,500	403,000
*	Inventiv Health, Inc.	22,618	659,993
*	Inverness Medical Innovations, Inc.	34,513	2,025,223
*	Invitrogen Corp.	32,595	3,162,041
*	Iridex Corp.	2,386	6,490
*	IRIS International, Inc.	12,132	219,589
* #	Isis Pharmaceuticals, Inc.	17,100	302,499
*	Isolagen, Inc.	15,112	43,069
* #	Ista Pharmaceuticals, Inc.	17,137	88,598
* #	I-Trax, Inc.	26,733	96,773
*	IVAX Diagnostics, Inc.	1,200	708
* #	Javelin Pharmaceuticals, Inc.	13,200	54,912
	Johnson & Johnson	142,350	9,642,789
* #	Kendle International, Inc.	9,600	414,432
*	Kensey Nash Corp.	7,700	207,592
* #	Keryx Biopharmaceuticals, Inc.	16,500	151,800
	Kewaunee Scientific Corp.	1,006	19,607
*	Kindred Healthcare, Inc.	25,500	626,535
* #	Kinetic Concepts, Inc.	11,100	650,904
*	King Pharmaceuticals, Inc.	146,463	1,551,043
*	Kosan Biosciences, Inc.	17,232	82,197
*	K-V Pharmaceutical Co. Class A	19,100	538,620
*	K-V Pharmaceutical Co. Class B	5,408	152,506

34

* #	La Jolla Pharmaceutical Co.	23,100	85,701
*	Laboratory Corp. of America Holdings	34,200	2,485,314
	Landauer, Inc.	1,600	80,336
*	Langer, Inc.	4,540	11,350
*	Lannet Co., Inc.	7,643	27,515
#	LCA-Vision, Inc.	5,100	82,926
*	Lexicon Pharmaceuticals, Inc.	33,913	117,678
*	LHC Group, Inc.	11,891	304,410
*	Lifecell Corp.	8,600	348,730
*	Lifecore Biomedical, Inc.	7,472	91,607
* #	LifePoint Hospitals, Inc.	34,055	1,077,500
* #	Lincare Holdings, Inc.	52,719	1,802,463
* #	Lipid Sciences, Inc.	184	173
* #	Luminex Corp.	20,498	328,173
*	Magellan Health Services, Inc.	27,582	1,253,602
* #	Mannkind Corp.	6,000	56,400
	Manor Care, Inc.	6,100	394,182
* #	Martek Biosciences Corp.	32,234	833,571
*	Matria Healthcare, Inc.	16,302	370,381
*	Matrixx Initiatives, Inc.	5,387	87,216
*	Maxygen, Inc.	22,700	171,839
	McKesson Corp.	24,800	1,654,904
* #	Medarex, Inc.	80,943	1,027,976
*	MedCath Corp.	16,214	412,160
*	Medco Health Solutions, Inc.	46,844	4,683,932
*	Medical Action Industries, Inc.	10,205	204,202
*	Medical Staffing Network Holdings, Inc.	15,229	92,897
	Medicis Pharmaceutical Corp. Class A	39,400	1,059,860
* #	Medivation, Inc.	7,300	99,280
*	MEDTOX Scientific, Inc.	4,648	84,547
	Medtronic, Inc.	65,858	3,348,879
* #	Memory Pharmaceuticals Corp.	13,200	7,392
*	Memry Corp.	4,650	6,743
#	Mentor Corp.	7,150	268,769
	Merck & Co., Inc.	92,905	5,514,841
*	Merge Technologies, Inc.	26,746	35,037
	Meridian Bioscience, Inc.	16,250	501,313
*	Merit Medical Systems, Inc.	12,500	181,625
*	Metabasis Therapeutics, Inc.	17,603	50,345
*	Metropolitan Health Networks, Inc.	21,367	48,076
*	MGI Pharma, Inc.	23,300	806,413
* #	Micromet, Inc.	13,240	23,170
*	Micrus Endovascular Corp.	4,721	86,442
* #	MiddleBrook Pharmaceuticals, Inc.	6,000	6,720
*	Millennium Pharmaceuticals, Inc.	193,187	2,847,576
* #	Millipore Corp.	13,100	1,072,628
* #	Minrad International, Inc.	19,936	54,027
* #	Molina Healthcare, Inc.	17,844	668,972
*	Momenta Pharmaceuticals, Inc.	300	1,602
* #	Monogram Biosciences, Inc.	3,600	4,464
*	MTS Medication Technologies	2,178	27,116
*	MWI Veterinary Supply, Inc.	7,695	323,806
* #	Myriad Genetics, Inc.	19,800	954,360
* #	Nabi Biopharmaceuticals	20,932	69,076
* #	Nastech Pharmaceutical Co., Inc.	3,600	13,680

35

*	National Dentex Corp.	3,312	51,866
	National Healthcare Corp.	7,043	345,811
*	National Medical Health Card Systems, Inc.	3,937	36,968
	National Research Corp.	3,850	104,528
*	Natus Medical, Inc.	12,621	212,916
* #	Nektar Therapeutics	11,300	75,371
*	Neogen Corp.	9,430	249,989
*	Neopharm, Inc.	1,544	1,158
* #	Neose Technologies, Inc.	11,050	17,680
* #	Neurocrine Biosciences, Inc.	28,300	368,466
*	Neurogen Corp.	21,993	72,577
* #	Neurometric, Inc.	1,600	13,376
*	Nighthawk Radiology Holdings, Inc.	7,900	167,006
*	NitroMed, Inc.	17,362	18,230
*	NMT Medical, Inc.	6,862	34,447
* #	Northfield Laboratories, Inc.	4,700	5,076
*	Northstar Neuroscience, Inc.	6,713	61,961
* #	Novacea, Inc.	2,117	6,033
* #	NovaMed, Inc.	11,300	52,771
*	Novavax, Inc.	31,383	114,234
*	Noven Pharmaceuticals, Inc.	13,000	205,790
* #	NPS Pharmaceuticals, Inc.	14,900	60,792
*	Nutraceutical International Corp.	8,150	89,895
*	NuVasive, Inc.	15,033	639,955
*	Nuvelo, Inc.	6,300	10,962
* #	NxStage Medical, Inc.	19,810	254,757
*	Odyssey Healthcare, Inc.	18,504	185,040
#	Omnicare, Inc.	47,267	1,204,363
*	Omnicell, Inc.	17,762	468,384
*	Omrix Biopharmaceuticals, Inc.	11,200	373,968
* #	Onyx Pharmaceuticals, Inc.	14,900	812,646
*	OraSure Technologies, Inc.	29,288	277,650
*	Orchid Cellmark, Inc.	17,159	78,588
*	Orthologic Corp.	2,952	3,867
* #	Oscient Pharmaceuticals Corp.	1	1
*	OSI Pharmaceuticals, Inc.	10,200	475,626
*	Osteotech, Inc.	12,507	102,808
	Owens & Minor, Inc.	26,444	1,038,456
*	Oxigene, Inc.	14,996	41,389
* #	Pain Therapeutics, Inc.	29,033	304,556
* #	PainCare Holdings, Inc.	4,600	872
*	Palatin Technologies, Inc.	10,031	2,526
* #	Palomar Medical Technologies, Inc.	5,100	89,454
*	Panacos Pharmaceuticals, Inc.	6,400	13,184
*	Par Pharmaceutical Companies, Inc.	22,500	432,900
*	Parexel International Corp.	18,600	823,050
*	Patterson Companies, Inc.	27,500	884,950
*	PDI, Inc.	9,802	95,079
*	PDL BioPharma, Inc.	18,172	321,826
*	Pediatrix Medical Group, Inc.	19,360	1,251,818
* #	Penwest Pharmaceuticals Co.	1,840	11,206
	PerkinElmer, Inc.	83,433	2,276,052
	Perrigo Co.	60,007	1,854,216
	Pfizer, Inc.	1,421,572	33,776,551
	Pharmaceutical Products Development Service, Inc.	23,232	983,643

36

*	Pharmacopia, Inc.	12,586	57,266
* #	Pharmacyclics, Inc.	6,400	13,120
*	Pharmanet Development Group, Inc.	11,867	468,747
* #	PharMerica Corp.	13,816	203,510
*	Pharmion Corp.	16,600	1,059,744
*	Phase Forward, Inc.	16,356	399,086
*	PHC, Inc.	2,663	7,456
*	Possis Medical, Inc.	11,776	183,235
*	Pozen, Inc.	7,200	75,096
*	PRA International	6,990	211,797
* #	Progenics Pharmaceuticals, Inc.	7,700	149,380
*	Prospect Medical Holdings, Inc.	2,320	9,837
*	Providence Service Corp.	7,700	215,446
*	ProxyMed, Inc.	4,767	8,342
*	PSS World Medical, Inc.	47,223	905,737
	Psychemedics Corp.	1,110	17,538
* #	Psychiatric Solutions, Inc.	31,440	1,148,503
*	QuadraMed Corp.	20,490	42,824
	Quest Diagnostics, Inc.	57,744	3,179,385
*	Questcor Pharmaceuticals, Inc.	1,200	6,960
*	Quidel Corp.	15,000	283,500
*	Quigley Corp.	3,192	16,120
*	Radiation Therapy Services, Inc.	10,569	329,647
*	RadNet, Inc.	600	5,640
*	Regeneration Technologies, Inc.	20,106	178,541
*	Regeneron Pharmaceuticals, Inc.	18,522	403,409
*	RegeneRx Biopharmaceuticals, Inc.	6,400	9,216
*	RehabCare Group, Inc.	12,900	297,990
*	Renovis, Inc.	15,665	52,791
*	Repligen Corp.	20,815	99,496
* #	Repros Therapeutics, Inc.	8,625	84,784
*	Res-Care, Inc.	20,261	461,546
*	ResMed, Inc.	15,900	728,220
*	Respironics, Inc.	17,769	875,301
*	Retractable Technologies, Inc.	7,725	12,708
* #	Rigel Pharmaceuticals, Inc.	19,900	142,484
* #	Rochester Medical Corp.	6,656	84,864
* #	Rotech Healthcare, Inc.	6,834	3,287
* #	Salix Pharmaceuticals, Ltd.	26,704	303,357
* #	Sangamo BioSciences, Inc.	20,288	311,827
*	Santarus, Inc.	9,650	24,511
*	Savient Pharmaceuticals, Inc.	27,004	379,676
	Schering-Plough Corp.	61,548	1,926,452
*	SciClone Pharmaceuticals, Inc.	26,160	53,890
* #	Sciele Pharma, Inc.	22,800	508,896
* #	SCOLR Pharma, Inc.	4,500	6,795
* #	Seattle Genetics, Inc.	15,500	170,345
*	Senomyx, Inc.	6,752	47,264
	Sepracor, Inc.	6,144	163,000
*	Sequenom, Inc.	13,607	126,273
*	SeraCare Life Sciences, Inc.	519	2,834
	Sierra Health Services, Inc.	6,800	283,900
* #	Signalife, Inc.	1,200	1,152
* #	Sirona Dental Systems, Inc.	35,680	965,501
*	Somanetics Corp.	9,346	187,013

37

* #	Somaxon Pharmaceuticals, Inc.	10,200	59,262
*	Sonic Innovations, Inc.	18,607	154,996
* #	SonoSite, Inc.	10,700	355,454
	Span-American Medical System, Inc.	1,791	21,385
*	Spectranetics Corp.	19,800	300,366
*	Spectrum Pharmaceuticals, Inc.	19,000	62,130
*	SRI/Surgical Express, Inc.	3,488	14,719
*	St. Jude Medical, Inc.	20,800	826,800
* #	Staar Surgical Co.	4,200	11,844
*	StemCells, Inc.	55,500	107,670
* #	Stereotaxis, Inc.	300	4,047
	Steris Corp.	43,172	1,207,089
*	Strategic Diagnostics, Inc.	12,034	64,262
	Stryker Corp.	23,210	1,685,742
*	Sun Healthcare Group, Inc.	28,469	472,301
*	SunLink Health Systems, Inc.	1,100	6,831
* #	Sunrise Senior Living, Inc.	29,957	940,350
* #	SuperGen, Inc.	32,277	136,532
* #	SurModics, Inc.	9,500	490,580
*	Symmetry Medical, Inc.	23,800	400,792
*	Synovis Life Technologies, Inc.	8,502	159,923
*	Targacept, Inc.	4,600	44,160
*	Techne Corp.	12,272	799,521
* #	Telik, Inc.	6,272	21,011
*	Tenet Healthcare Corp.	77,100	424,821
* #	Tercica, Inc.	34,037	226,006
*	The Medicines Co.	17,200	304,096
*	Theragenics Corp.	22,613	88,869
* #	Theravance, Inc.	8,775	211,390
*	Thermo Fisher Scientific, Inc.	72,600	4,184,664
*	Third Wave Technologies, Inc.	9,900	79,893
* #	Thoratec Corp.	34,930	684,279
*	Titan Pharmaceuticals, Inc.	12,474	21,954
*	Torreypines Therapeutics, Inc.	6,168	15,975
* #	Trimeris, Inc.	15,400	94,556
*	TriZetto Group, Inc.	23,755	366,540
*	Tutogen Medical, Inc.	3,978	45,827
*	U.S. Physical Therapy, Inc.	8,000	109,840
* #	United Therapeutics Corp.	6,200	620,496
	UnitedHealth Group, Inc.	99,920	5,495,600
	Universal Health Services, Inc.	35,416	1,804,445
*	Urologix, Inc.	6,387	8,367
*	Uroplasty, Inc.	1,867	7,449
	Utah Medical Products, Inc.	1,613	48,713
	Valeant Pharmaceuticals International	64,500	744,975
* #	Vanda Pharmaceuticals, Inc.	6,700	60,233
*	Varian Medical Systems, Inc.	5,975	298,511
*	Varian, Inc.	18,112	1,268,746
*	Vascular Solutions, Inc.	3,800	25,422
*	VCA Antech, Inc.	13,000	533,390
* #	Ventana Medical Systems, Inc.	9,800	870,436
*	Vertex Pharmaceuticals, Inc.	12,300	312,297
*	Vical, Inc.	24,900	114,042
* #	ViroPharma, Inc.	44,104	394,290
*	Visicu, Inc.	9,489	79,518

38

*	VistaCare, Inc.	5,544	43,465
* #	Vital Images, Inc.	7,500	135,300
	Vital Signs, Inc.	9,962	527,089
* #	Vivus, Inc.	14,800	83,768
*	Vnus Medical Technologies	7,500	105,525
*	Volcano Corp.	23,973	350,246
*	Waters Corp.	9,300	725,772
*	Watson Pharmaceuticals, Inc.	73,801	2,163,107
*	WellPoint, Inc.	118,928	10,014,927
	West Pharmaceutical Services, Inc.	21,100	792,727
*	Wright Medical Group, Inc.	23,233	626,826
	Wyeth	78,072	3,833,335
*	Xenoport, Inc.	5,500	289,245
	Young Innovations, Inc.	2,929	68,099
*	Zila, Inc.	7,368	7,073
*	Zimmer Holdings, Inc.	9,916	641,863
*	Zoll Medical Corp.	11,200	260,736
*	Zymogenetics, Inc.	30,719	450,955
Total Health Care			300,953,043

Industrials — (11.0%)
* #	3-D Systems Corp.	14,600	256,522
	3M Co.	39,100	3,255,466
*	A. T. Cross Co. Class A	4,383	39,228
	A.O. Smith Corp.	14,100	498,999
	AAON, Inc.	11,825	225,030
*	AAR Corp.	25,300	835,406
	ABM Industries, Inc.	28,000	571,200
*	ABX Air, Inc.	30,900	137,505
*	Acco Brands Corp.	36,100	603,231
*	Accuride Corp.	26,900	204,171
	Aceto Corp.	5,700	45,144
*	Active Power, Inc.	8,300	18,675
	Actuant Corp.	35,326	1,118,774
	Acuity Brands, Inc.	12,500	493,625
	Administaff, Inc.	14,400	470,592
*	AeroCentury Corp.	584	10,629
*	Aerosonic Corp.	1,200	5,670
*	AGCO Corp.	53,485	3,687,256
*	AirNet Systems, Inc.	600	1,182
*	Airtran Holdings, Inc.	58,600	497,514
	Alamo Group, Inc.	7,192	133,052
*	Alaska Air Group, Inc.	18,900	478,737
	Albany International Corp. Class A	18,216	704,413
	Alexander & Baldwin, Inc.	30,732	1,579,010
*	Alliant Techsystems, Inc.	13,400	1,565,522
* #	Allied Defense Group, Inc.	3,544	20,732
*	Allied Waste Industries, Inc.	161,600	1,843,856
* #	Amerco, Inc.	11,959	782,956
	American Ecology Corp.	11,500	255,760
* #	American Reprographics Co.	2,200	34,056
#	American Science & Engineering, Inc.	5,844	338,075
* #	American Superconductor Corp.	16,800	405,552
#	American Woodmark Corp.	8,800	170,456
	Ameron International Corp.	5,544	586,444

39

#	Ametek, Inc.	36,350	1,599,400
	Ampco-Pittsburgh Corp.	6,428	226,394
*	AMR Corp.	60,900	1,289,862
#	Amrep Corp.	3,020	99,841
	Angelica Corp.	5,997	103,928
*	APAC Customer Services, Inc.	15,910	23,706
#	Apogee Enterprises, Inc.	17,004	377,829
	Applied Industrial Technologies, Inc.	3,600	108,756
	Applied Signal Technologies, Inc.	9,000	114,930
*	Argon ST, Inc.	14,113	257,139
	Arkansas Best Corp.	16,000	364,800
*	Arotech Corp.	5,156	13,302
*	Astec Industries, Inc.	12,794	480,543
*	Astronics Corp.	2,956	155,752
*	ASV, Inc.	16,900	197,054
*	Atlas Air Worldwide Holding, Inc.	14,000	737,100
*	Avalon Holding Corp. Class A	1,302	8,463
#	Avery Dennison Corp.	24,400	1,271,484
*	Avis Budget Group, Inc.	60,237	905,362
*	Axsys Technologies, Inc.	6,798	287,555
*	AZZ, Inc.	7,734	207,117
#	Badger Meter, Inc.	6,100	237,900
*	Baker (Michael) Corp.	5,547	193,757
	Baldor Electric Co.	32,400	1,093,500
*	Baldwin Technology Co., Inc. Class A	11,700	57,330
	Barnes Group, Inc.	34,400	1,065,024
	Barrett Business Services, Inc.	6,531	106,978
*	BE Aerospace, Inc.	43,031	2,022,457
* #	Beacon Roofing Supply, Inc.	1,326	12,212
#	Belden, Inc.	29,050	1,337,753
* #	Blount International, Inc.	22,850	280,370
#	BlueLinx Holdings, Inc.	19,200	78,720
#	Boeing Co.	30,184	2,793,227
*	Bowne & Co., Inc.	1,600	28,896
	Brady Co. Class A	32,776	1,312,023
*	Breeze-Eastern Corp.	500	5,600
#	Briggs & Stratton Corp.	35,075	799,710
*	BTU International, Inc.	3,498	52,120
#	Bucyrus International, Inc.	300	26,313
* #	Builders FirstSource, Inc.	19,400	134,248
	Burlington Northern Santa Fe Corp.	74,866	6,252,808
#	C&D Technologies, Inc.	17,800	94,162
	C.H. Robinson Worldwide, Inc.	16,987	875,680
*	Cano Petroleum, Inc.	18,500	138,195
* #	Capstone Turbine Corp.	8,200	10,004
#	Carlisle Companies, Inc.	40,500	1,612,305
	Cascade Corp.	7,700	464,541
*	Casella Waste Systems, Inc. Class A	15,579	233,218
	Caterpillar, Inc.	35,000	2,516,500
*	CBIZ, Inc.	41,258	381,224
	CDI Corp.	13,886	370,340
*	CECO Environmental Corp.	6,014	69,702
*	Celadon Group, Inc.	14,925	116,415
* #	Cenveo, Inc.	15,000	308,400
*	Ceradyne, Inc.	10,800	533,952

40

	Champion Industries, Inc.	5,329	28,830
*	Channell Commercial Corp.	3,028	6,359
*	Chart Industries, Inc.	11,936	331,821
	Chase Corp.	5,134	97,957
	Chicago Rivet & Machine Co.	200	4,400
*	ChoicePoint, Inc.	13,900	526,115
	Cintas Corp.	41,100	1,314,789
	CIRCOR International, Inc.	10,000	433,900
	Clarcor, Inc.	32,000	1,139,520
*	Clean Harbors, Inc.	7,300	392,302
*	Columbus McKinnon Corp.	10,600	329,872
	Comfort Systems USA, Inc.	26,100	306,675
*	Commercial Vehicle Group, Inc.	10,800	143,964
*	Competitive Technologies, Inc.	2,400	5,136
	CompX International, Inc.	3,317	46,770
*	COMSYS IT Partners, Inc.	11,595	154,793
*	Consolidated Graphics, Inc.	8,300	429,359
*	Continental Airlines, Inc.	61,600	1,734,040
	Con-way, Inc.	21,300	900,564
	Cooper Industries, Ltd.	38,400	1,928,448
*	Copart, Inc.	41,608	1,554,475
*	Cornell Companies, Inc.	600	14,112
	Corporate Executive Board Co.	2,500	167,725
*	Corrections Corp. of America	70,140	2,139,971
*	CoStar Group, Inc.	10,300	496,357
* #	Covanta Holding Corp.	70,128	1,892,755
*	CPI Aerostructures, Inc.	3,588	31,287
*	CRA International, Inc.	7,500	346,950
	Crane Co.	30,040	1,349,998
	CSX Corp.	92,900	3,901,800
	Cubic Corp.	18,766	740,882
	Cummins, Inc.	25,000	2,922,500
	Curtiss-Wright Corp.	24,344	1,313,115
	Danaher Corp.	29,700	2,578,554
	Deere & Co.	19,000	3,264,200
*	Delta Air Lines, Inc.	97,400	1,924,624
	Deluxe Corp.	14,900	470,691
*	Devcon International Corp.	800	2,096
	Diamond Management & Technology Consultants, Inc.	17,300	128,539
*	Distributed Energy Systems Corp.	4,500	1,526
* #	Document Securities Systems, Inc.	3,428	24,202
*	Dollar Thrifty Automotive Group, Inc.	3,100	80,414
	Donaldson Co., Inc.	18,500	865,430
*	Double Eagle Petroleum Co.	300	4,437
	Dover Corp.	60,775	2,812,667
#	DRS Technologies, Inc.	27,124	1,606,012
*	Ducommun, Inc.	7,656	281,435
*	Dynamex, Inc.	7,100	195,037
	Dynamic Materials Corp.	3,230	205,008
#	Eastern Co.	4,348	85,960
	Eaton Corp.	37,925	3,387,082
	Ecology & Environment, Inc. Class A	1,611	17,399
	EDO Corp.	13,500	753,570
	Electro Rent Corp.	18,796	257,129
*	EMCOR Group, Inc.	39,000	1,038,960

41

	Emerson Electric Co.	43,400	2,474,668
#	Encore Wire Corp.	17,787	304,158
* #	Energy Conversion Devices, Inc.	24,700	638,989
* #	Energy Focus, Inc.	3,714	24,884
*	EnerSys	30,407	707,571
* #	ENGlobal Corp.	11,100	119,991
	Ennis, Inc.	16,272	298,754
*	EnPro Industries, Inc.	13,072	400,003
*	Environmental Tectonics Corp.	1,572	3,899
	Equifax, Inc.	43,743	1,628,552
* #	ESCO Technologies, Inc.	13,600	502,928
	Espey Manufacturing & Electronics Corp.	1,573	30,988
*	Esterline Technologies Corp.	18,779	980,639
* #	Evergreen Solar, Inc.	61,071	804,305
*	Exide Technologies	19,931	140,115
#	Expeditors International of Washington, Inc.	16,000	750,720
*	Exponent, Inc.	9,789	272,624
*	ExpressJet Holdings, Inc.	21,900	54,750
*	EXX, Inc. Class A	4,042	12,166
#	Fastenal Co.	11,300	447,932
	Federal Signal Corp.	30,507	350,831
	FedEx Corp.	63,600	6,262,692
* #	First Advantage Corp.	4,919	89,526
*	First Consulting Group, Inc.	17,304	221,491
* #	Flanders Corp.	6,165	40,997
*	Flow International Corp.	6,286	49,659
	Flowserve Corp.	24,222	2,279,048
#	Fluor Corp.	6,600	971,322
* #	Fortune Industries, Inc.	4,100	11,070
	Forward Air Corp.	14,400	466,128
#	Franklin Electric Co., Inc.	14,750	574,660
	Freightcar America, Inc.	7,700	261,569
* #	Frontier Airlines Holdings, Inc.	1,900	11,590
	Frozen Food Express Industries, Inc.	2,400	13,248
*	FTI Consulting, Inc.	27,100	1,544,700
* #	FuelCell Energy, Inc.	44,800	406,336
*	Furmanite Corp.	20,112	207,757
	G & K Services, Inc. Class A	13,000	528,710
*	Gardner Denver Machinery, Inc.	34,691	1,148,619
	GATX Corp.	35,645	1,319,934
*	Gehl Co.	7,500	121,575
	Gencorp, Inc.	23,700	286,770
*	General Cable Corp.	7,000	520,660
	General Dynamics Corp.	38,500	3,418,030
	General Electric Co.	752,936	28,829,919
*	Genesee & Wyoming, Inc.	23,328	611,194
*	Genlyte Group, Inc.	13,275	1,251,169
*	GeoEye, Inc.	5,870	186,196
*	GeoPetro Resources Co.	1,500	5,520
*	Global Cash Access, Inc.	8,500	29,580
#	Goodrich Corp.	32,400	2,309,796
	Gorman-Rupp Co.	8,565	337,889
*	GP Strategies Corp.	11,504	103,076
	Graco, Inc.	5,387	200,612
*	Graftech International, Ltd.	29,400	472,458

42

	Graham Corp.	1,700	119,000
	Granite Construction, Inc.	23,600	968,072
#	Greenbrier Companies, Inc.	12,200	270,596
*	Griffon Corp.	15,800	204,136
	Hardinge, Inc.	6,434	101,464
	Harsco Corp.	35,200	2,114,464
*	Hawaiian Holdings, Inc.	19,980	102,497
#	Healthcare Services Group, Inc.	20,634	451,885
#	Heartland Express, Inc.	56,996	828,152
#	Heico Corp.	6,653	327,727
	Heico Corp. Class A	9,664	386,560
#	Heidrick & Struggles International, Inc.	9,977	361,866
*	Henry Bros. Electronics, Inc.	2,844	14,220
*	Herley Industries, Inc.	9,004	127,227
	Herman Miller, Inc.	9,588	263,191
*	Hexcel Corp.	15,586	396,975
*	Hill International, Inc.	16,742	184,162
#	Hi-Shear Technology Corp.	4,285	47,778
#	HNI Corp.	24,800	905,944
	Honeywell International, Inc.	44,100	2,496,942
#	Horizon Lines, Inc. Class A	16,500	328,515
*	Hub Group, Inc. Class A	18,960	494,477
#	Hubbell, Inc. Class A	3,603	208,506
	Hubbell, Inc. Class B	26,772	1,470,586
*	Hudson Highland Group, Inc.	15,814	140,903
*	Hurco Companies, Inc.	4,000	165,080
*	Huron Consulting Group, Inc.	5,200	381,004
*	Huttig Building Products, Inc.	17,434	66,598
*	ICT Group, Inc.	6,800	75,344
#	IDEX Corp.	52,384	1,870,109
*	IHS, Inc.	11,315	793,634
*	II-VI, Inc.	15,800	529,932
	IKON Office Solutions, Inc.	92,800	1,172,064
	Illinois Tool Works, Inc.	50,000	2,775,000
*	Industrial Distribution Group, Inc.	300	3,366
*	Innotrac Corp.	3,300	11,385
* #	Innovative Solutions & Support, Inc.	9,149	130,190
* #	Insituform Technologies, Inc. Class A	12,800	166,272
	Insteel Industries, Inc.	11,800	134,166
*	Integrated Electrical Services, Inc.	10,482	196,747
* #	InterDigital, Inc.	20,100	361,800
*	Interline Brands, Inc.	24,100	576,713
*	International Shipholding Corp.	4,545	116,625
*	Intersections, Inc.	12,469	123,318
* #	Ionatron, Inc.	32,000	110,720
#	ITT Industries, Inc.	54,816	3,532,343
	J.B. Hunt Transportation Services, Inc.	32,900	864,941
*	Jacobs Engineering Group, Inc.	14,212	1,190,539
* #	JetBlue Airways Corp.	113,896	797,272
	Joy Global, Inc.	10,798	626,284
*	Kadant, Inc.	600	17,676
	Kaman Corp. Class A	17,228	549,573
* #	Kansas City Southern	54,874	1,889,312
#	Kaydon Corp.	19,807	1,002,432
*	KBR, Inc.	15,804	629,315

43

#	Kelly Services, Inc. Class A	11,516	219,380
#	Kelly Services, Inc. Class B	1,275	30,504
*	Kenexa Corp.	16,251	314,782
	Kennametal, Inc.	23,607	1,842,526
*	Key Technology, Inc.	3,430	119,193
*	Kforce, Inc.	25,858	280,559
*	Kirby Corp.	31,145	1,497,140
#	Knight Transportation, Inc.	60,680	922,336
	Knoll, Inc.	12,800	223,744
*	Korn/Ferry International	33,869	583,563
*	K-Tron International, Inc.	1,790	204,060
*	L.B. Foster Co. Class A	5,285	242,106
	L.S. Starrett Co. Class A	4,403	82,953
#	L-3 Communications Holdings, Inc.	37,495	4,148,822
*	LaBarge, Inc.	8,727	119,211
*	Labor Ready, Inc.	27,584	415,139
*	Ladish Co., Inc.	8,500	375,360
	Landstar Systems, Inc.	6,300	250,614
	Lawson Products, Inc.	5,156	174,427
*	Layne Christensen Co.	8,200	466,990
*	Learning Tree International, Inc.	10,892	276,003
*	LECG Corp.	19,300	306,098
	Lennox International, Inc.	36,100	1,221,624
*	LGL Group, Inc.	1,499	10,343
	Lincoln Electric Holdings, Inc.	24,324	1,697,085
#	Lindsay Corp.	7,700	407,484
*	LMI Aerospace, Inc.	7,187	175,363
	Lockheed Martin Corp.	22,600	2,501,142
	LSI Industries, Inc.	13,700	283,042
*	Lydall, Inc.	900	8,721
*	M&F Worldwide Corp.	13,500	693,495
*	Mac-Gray Corp.	9,645	115,740
*	Magnetek, Inc.	22,575	99,104
*	MAIR Holdings, Inc.	400	2,020
	Manpower, Inc.	25,200	1,539,720
*	Marten Transport, Ltd.	16,650	182,484
#	Masco Corp.	111,300	2,493,120
	McGrath Rentcorp.	15,411	409,778
* #	Media Sciences International, Inc.	1,600	6,496
* #	Medialink Worldwide, Inc.	2,993	12,152
* #	Medis Technologies, Ltd.	4,000	51,080
*	Merrimac Industries, Inc.	1,798	16,542
*	Mesa Air Group, Inc.	16,387	61,943
	Met-Pro Corp.	8,974	104,457
*	Mettler Toledo International, Inc.	3,200	372,352
*	MFRI, Inc.	3,601	52,070
* #	Microvision, Inc.	9,400	38,164
* #	Middleby Corp.	4,600	349,094
*	Midwest Air Group, Inc.	1,800	28,044
*	Miller Industries, Inc.	7,218	94,051
	Mine Safety Appliances Co.	25,180	1,234,072
*	Misonix, Inc.	4,141	19,670
*	Mobile Mini, Inc.	19,700	378,634
*	Modtech Holdings, Inc.	6,000	5,520
*	Monster Worldwide, Inc.	9,200	310,684

44

*	Moog, Inc. Class A	25,900	1,167,572
*	Moog, Inc. Class B	2,100	94,101
	MSC Industrial Direct Co., Inc. Class A	10,600	458,132
*	MTC Technologies, Inc.	14,564	238,121
	Mueller Industries, Inc.	22,516	680,659
#	Mueller Water Products, Inc.	15,560	162,913
	Mueller Water Products, Inc. Class B	17,545	175,625
	Multi-Color Corp.	7,105	169,810
	NACCO Industries, Inc. Class A	4,076	412,940
*	Nashua Corp.	3,540	41,453
*	National Technical Systems, Inc.	3,363	22,868
* #	Navigant Consulting, Inc.	36,224	470,188
*	Navistar International Corp.	14,000	727,300
*	NCI Building Systems, Inc.	9,900	339,867
	Nordson Corp.	19,953	1,053,518
	Norfolk Southern Corp.	80,158	4,104,891
* #	North America Galvanizing & Coatings, Inc.	8,835	61,138
	Northrop Grumman Corp.	71,129	5,604,254
*	NuCo2, Inc.	9,400	259,252
* #	Odyssey Marine Exploration, Inc.	8,426	47,438
* #	Old Dominion Freight Line, Inc.	24,694	556,356
	Omega Flex, Inc.	1,700	24,259
*	On Assignment, Inc.	25,200	161,028
*	Orbital Sciences Corp.	37,875	911,273
	Oshkosh Truck Corp. Class B	47,800	2,298,702
* #	Owens Corning, Inc.	77,500	1,705,775
*	P.A.M. Transportation Services, Inc.	7,486	112,365
	Paccar, Inc.	20,424	1,033,659
	Pall Corp.	12,400	474,300
*	Paragon Technologies, Inc.	900	7,155
#	Parker Hannifin Corp.	50,107	3,979,999
*	Park-Ohio Holdings Corp.	8,698	204,751
*	Patrick Industries, Inc.	3,787	44,914
* #	Patriot Transportation Holding, Inc.	1,912	179,518
*	Peerless Manufacturing Co.	3,258	121,295
*	Pemco Aviation Group, Inc.	1,411	4,177
	Pentair, Inc.	64,081	2,173,628
*	Perini Corp.	14,388	765,298
*	PHH Corp.	22,598	500,772
*	Pike Electric Corp.	22,600	359,340
* #	Pinnacle Airlines Corp.	13,100	213,006
	Pitney Bowes, Inc.	17,244	663,894
* #	Plug Power, Inc.	53,500	193,670
*	Point Blank Solutions, Inc.	600	2,700
	Portec Rail Products, Inc.	3,415	35,926
*	Powell Industries, Inc.	10,700	437,095
* #	Power-One, Inc.	59,675	278,682
	Precision Castparts Corp.	8,200	1,208,188
#	Preformed Line Products Co.	2,888	155,519
* #	Protection One, Inc.	2,144	25,020
	Providence & Worcester Railroad Co.	1,870	34,333
*	Quality Distribution, Inc.	5,205	25,817
*	Quanta Services, Inc.	40,002	1,095,255
	Quixote Corp.	5,691	104,885
	R. R. Donnelley & Sons Co.	93,400	3,424,044

45

	Raven Industries, Inc.	4,486	155,799
	Raytheon Co.	89,944	5,563,036
*	RBC Bearings, Inc.	11,528	424,000
*	RCM Technologies, Inc.	8,789	50,449
	Regal-Beloit Corp.	19,500	918,060
*	Republic Airways Holdings, Inc.	24,185	485,635
	Republic Services, Inc.	50,208	1,665,399
	Resources Connection, Inc.	22,100	455,702
	Robbins & Myers, Inc.	12,800	876,800
	Robert Half International, Inc.	11,000	296,560
	Rockwell Automation, Inc.	8,800	597,432
	Rockwell Collins, Inc.	12,500	901,500
	Rollins, Inc.	17,678	520,440
	Roper Industries, Inc.	25,020	1,587,519
*	Rush Enterprises, Inc. Class A	19,758	311,386
*	Rush Enterprises, Inc. Class B	7,459	118,151
	Ryder System, Inc.	42,755	1,853,857
*	Saia, Inc.	700	9,128
	Schawk, Inc.	16,972	243,888
*	School Specialty, Inc.	15,961	569,648
*	Sequa Corp. Class B	1,352	235,397
	Servidyne, Inc.	810	5,022
*	Servotronics, Inc.	816	10,118
*	Shaw Group, Inc.	36,467	2,312,737
*	SIFCO Industries, Inc.	2,935	57,379
#	Simpson Manufacturing Co., Inc.	30,324	806,922
	Skywest, Inc.	47,004	1,236,675
*	SL Industries, Inc.	3,694	81,268
*	SmartPros, Ltd.	1,051	5,938
	Southwest Airlines Co.	320,407	4,533,759
*	Sparton Corp.	5,667	29,978
*	Spherion Corp.	2,900	22,562
*	Spherix, Inc.	5,849	7,604
*	Spire Corp.	1,819	35,198
	SPX Corp.	16,244	1,652,989
*	Standard Parking Corp.	1,457	67,561
	Standard Register Co.	15,300	184,671
	Standex International Corp.	9,500	181,260
	Steelcase, Inc. Class A	54,260	820,954
*	Stericycle, Inc.	18,288	1,076,249
*	Sterling Construction Co., Inc.	5,800	139,316
	Sun Hydraulics, Inc.	7,711	224,005
*	Superior Essex, Inc.	12,487	302,935
	Supreme Industries, Inc.	4,763	27,768
* #	Synutra International, Inc.	446	16,671
	Sypris Solutions, Inc.	15,920	110,644
*	SYS Technologies	11,583	24,324
#	TAL International Group, Inc.	24,800	561,720
*	Taleo Corp. Class A	6,900	194,787
* #	Taser International, Inc.	25,100	351,651
*	Team, Inc.	5,488	163,981
	Tech/Ops Sevcon, Inc.	944	8,236
	Technology Research Corp.	2,225	8,099
	Tecumseh Products Co. Class A	6,800	161,636
*	Tecumseh Products Co. Class B	3,298	69,819

46

*	Teledyne Technologies, Inc.	22,500	1,219,950
	Teleflex, Inc.	27,833	1,679,165
*	TeleTech Holdings, Inc.	13,560	280,828
	Tennant Co.	12,000	525,960
*	Terex Corp.	21,600	1,392,120
*	Tetra Tech, Inc.	37,477	776,523
	Textron, Inc.	61,600	4,253,480
*	The Advisory Board Co.	5,000	325,050
	The Brink’s Co.	27,000	1,727,460
#	The Dun & Bradstreet Corp.	5,316	474,347
*	The Geo Group, Inc.	32,900	837,634
#	The Manitowoc Co., Inc.	24,000	1,052,400
*	Thomas & Betts Corp.	37,200	2,022,192
	Thomas Group, Inc.	4,048	30,077
	Timken Co.	61,544	1,962,638
	Titan International, Inc.	18,200	499,772
	Todd Shipyards Corp.	3,548	74,969
	Toro Co.	8,132	452,546
	Trane, Inc.	15,900	583,689
*	TransDigm Group, Inc.	10,155	484,190
* #	TRC Companies, Inc.	12,017	100,823
	Tredegar Industries, Inc.	14,400	208,224
* #	Trex Co., Inc.	6,900	47,541
#	Trinity Industries, Inc.	57,283	1,449,833
	Triumph Group, Inc.	10,100	820,726
*	TRM Corp.	10,700	7,704
*	Tufco Technologies, Inc.	2,398	16,906
* #	TurboChef Technologies, Inc.	7,600	113,012
	Twin Disc, Inc.	3,720	231,124
*	U.S. Home Systems, Inc.	4,473	26,704
*	UAL Corp.	34,400	1,408,336
	UAP Holding Corp.	13,391	400,525
*	Ultralife Batteries, Inc.	9,614	120,752
	Union Pacific Corp.	56,400	7,114,296
	United Parcel Service, Inc.	37,400	2,755,632
*	United Rentals, Inc.	48,279	1,123,452
*	United Stationers, Inc.	16,739	847,998
	United Technologies Corp.	83,024	6,207,704
	Universal Forest Products, Inc.	10,700	306,127
*	Universal Security Instruments, Inc.	1,224	10,331
* #	UQM Technologies, Inc.	5,020	16,014
*	URS Corp.	34,344	1,974,437
*	US Airways Group, Inc.	5,968	123,955
*	USA Truck, Inc.	400	5,800
* #	USG Corp.	21,600	792,504
	Valmont Industries, Inc.	11,400	894,786
*	Valpey Fisher Corp.	1,276	6,252
*	Veri-Tek International Corp.	2,123	13,481
*	Versar, Inc.	5,600	39,312
	Viad Corp.	15,700	486,857
#	Vicor Corp.	17,152	247,675
*	Volt Information Sciences, Inc.	11,150	141,828
	VSE Corp.	2,078	107,246
	W.W. Grainger, Inc.	25,472	2,249,178
	Wabash National Corp.	20,737	143,293

47

	Wabtec Corp.	31,330	1,063,340
	Walter Industries, Inc.	24,000	832,560
*	Waste Connections, Inc.	44,141	1,405,008
	Waste Industries USA, Inc.	8,945	302,341
	Waste Management, Inc.	94,888	3,256,556
	Watsco, Inc. Class A	15,300	554,625
	Watsco, Inc. Class B	1,896	69,204
	Watson Wyatt & Co. Holdings	27,400	1,261,770
#	Watts Water Technologies, Inc.	19,500	570,570
*	WCA Waste Corp.	10,110	77,139
#	Werner Enterprises, Inc.	52,233	916,689
* #	WESCO International, Inc.	19,400	785,312
*	Westaff, Inc.	11,842	44,644
*	Willis Lease Finance Corp.	4,925	64,518
* #	Wolverine Tube, Inc.	4,708	5,132
	Woodward Governor Co.	19,700	1,350,238
* #	Xenonics Holdings, Inc.	4,100	7,544
* #	YRC Worldwide, Inc.	30,500	540,155
Total Industrials			369,187,783

Information Technology — (11.1%)
*	3Com Corp.	233,919	1,008,191
* #	Acacia Research-Acacia Technologies	7,693	70,929
* #	Access Integrated Technologies, Inc.	14,864	66,591
* #	ACI Worldwide, Inc.	15,900	362,997
*	Actel Corp.	12,672	138,885
*	ActivIdentity Corp.	29,794	121,262
*	Activision, Inc.	25,303	560,461
*	Actuate Corp.	30,787	233,058
	Acxiom Corp.	20,800	256,256
*	Adaptec, Inc.	90,663	303,721
*	ADC Telecommunications, Inc.	75,700	1,253,592
*	ADDvantage Technologies Group, Inc.	6,246	36,227
*	Adept Technology, Inc.	764	5,272
*	Adobe Systems, Inc.	29,189	1,230,024
	Adtran, Inc.	35,510	770,212
*	Advanced Analogic Technologies, Inc.	28,600	308,022
*	Advanced Energy Industries, Inc.	25,628	371,862
* #	Advanced Micro Devices, Inc.	225,236	2,198,303
* #	Advanced Photonix, Inc.	1,915	3,696
*	Advent Software, Inc.	11,600	588,816
*	Aehr Test Systems	5,260	30,771
*	Aetrium, Inc.	4,397	23,392
*	Affiliated Computer Services, Inc. Class A	15,716	659,443
*	Agilent Technologies, Inc.	84,655	3,202,499
	Agilysys, Inc.	3,500	48,615
* #	Airspan Networks, Inc.	28,300	52,921
*	Akamai Technologies, Inc.	11,800	449,108
* #	Alliance Data Systems Corp.	4,800	372,960
	Alliance Semiconductor Corp.	4,245	6,622
#	Altera Corp.	21,804	409,479
	American Software, Inc. Class A	15,883	114,199
*	AMIS Holdings, Inc.	68,806	527,742
*	Amkor Technology, Inc.	33,988	280,061
* #	Ampex Corp. Class A	627	1,223

48

#	Amphenol Corp.	17,300	749,955
*	Amtech Systems, Inc.	3,996	55,904
*	Anadigics, Inc.	31,000	341,310
	Analog Devices, Inc.	73,300	2,256,174
*	Analysts International Corp.	1,100	1,430
*	Anaren, Inc.	10,573	162,824
	Andrew Corp.	77,114	1,130,491
#	Anixter International, Inc.	23,900	1,541,550
*	Ansoft Corp.	6,100	176,961
*	Answerthink, Inc.	32,181	146,102
	Ansys, Inc.	43,836	1,703,467
*	APA Enterprises, Inc.	900	918
	Apple, Inc.	31,914	5,815,369
	Applied Materials, Inc.	136,741	2,574,833
	Applied Micro Circuits Corp.	134,392	337,324
*	Ariba, Inc.	50,815	603,174
* #	Arris Group, Inc.	66,873	697,485
*	Arrow Electronics, Inc.	52,406	1,939,546
*	Art Technology Group, Inc.	80,600	336,908
*	Aspen Technology, Inc.	37,010	627,690
	Astro-Med, Inc.	4,601	43,617
*	Asyst Technologies, Inc.	25,900	89,096
* #	Atari, Inc.	3,229	5,425
*	Atheros Communications	29,180	860,518
*	Atmel Corp.	314,684	1,381,463
*	ATMI, Inc.	21,916	659,452
*	Authentidate Holding Corp.	2,600	1,979
*	Autobytel, Inc.	31,202	100,470
*	Autodesk, Inc.	22,300	1,050,107
	Automatic Data Processing, Inc.	27,372	1,233,382
*	Avanex Corp.	4,500	6,750
	Avici Systems, Inc.	10,400	77,272
* #	Avid Technology, Inc.	17,172	455,573
*	Aviza Technology, Inc.	11,354	23,843
*	Avnet, Inc.	42,990	1,483,155
*	Avocent Corp.	40,149	999,710
	AVX Corp.	122,691	1,758,162
*	Aware, Inc.	12,823	63,217
*	Axcelis Technologies, Inc.	63,300	300,042
*	AXS-One, Inc.	1,900	760
*	AXT, Inc.	21,451	92,883
* #	Bankrate, Inc.	10,200	399,228
	BEA Systems, Inc.	36,700	580,961
* #	BearingPoint, Inc.	118,000	430,700
	Bel Fuse, Inc. Class A	1,754	61,302
	Bel Fuse, Inc. Class B	6,971	208,572
*	Bell Microproducts, Inc.	6,025	33,740
*	Benchmark Electronics, Inc.	51,496	924,353
	Black Box Corp.	10,924	402,003
* #	Blackboard, Inc.	7,200	280,800
*	Blue Coat Systems, Inc.	10,144	367,314
*	BMC Software, Inc.	19,472	644,134
*	Bookham, Inc.	58,800	149,352
*	Borland Software Corp.	54,311	175,425
*	Bottomline Technologies, Inc.	16,717	210,634

49

*	Brightpoint, Inc.	36,010	598,126
*	Broadcom Corp.	20,483	547,715
	Broadridge Financial Solutions, Inc.	5,318	121,091
*	Brocade Communications Systems, Inc.	189,918	1,384,502
*	Brooks Automation, Inc.	42,744	574,052
*	BSQUARE Corp.	4,873	30,018
	CA, Inc.	133,600	3,271,864
*	Cabot Microelectronics Corp.	16,700	624,580
*	CACI International, Inc. Class A	19,700	894,183
*	Cadence Design Systems, Inc.	76,362	1,267,609
*	CalAmp Corp.	13,100	33,798
*	California Micro Devices Corp.	15,955	62,703
*	Callidus Software, Inc.	19,220	120,317
*	CallWave, Inc.	14,706	41,177
	CAM Commerce Solutions, Inc.	2,213	99,762
*	Captaris, Inc.	16,671	67,684
*	Carrier Access Corp.	11,100	25,197
*	Cascade Microtech, Inc.	7,870	73,978
#	Cass Information Systems, Inc.	4,182	155,912
*	Catalyst Semiconductor, Inc.	8,853	46,124
*	Catapult Communications Corp.	7,852	56,927
* #	C-COR, Inc.	28,855	354,339
*	Centillium Communications, Inc.	25,410	35,066
*	CEVA, Inc.	12,573	128,748
* #	CheckFree Corp.	51,308	2,442,261
*	Checkpoint Systems, Inc.	25,400	603,504
*	Cherokee International Corp.	9,745	26,409
*	Chordiant Software, Inc.	14,560	146,037
*	Ciber, Inc.	2,400	16,368
* #	Ciena Corp.	35,786	1,573,868
*	Ciprico, Inc.	2,223	11,837
*	Cirrus Logic, Inc.	53,634	305,714
*	Cisco Sytems, Inc.	272,462	7,634,385
*	Citrix Systems, Inc.	12,087	446,977
*	CMGI, Inc.	27,622	286,440
*	CNET Networks, Inc.	78,700	596,546
* #	Cogent, Inc.	61,009	677,200
	Cognex Corp.	25,700	520,939
	Cognizant Technology Solutions Corp.	25,000	777,500
*	Coherent, Inc.	20,401	586,937
#	Cohu, Inc.	17,423	272,670
	Comarco, Inc.	1,442	7,484
*	CommScope, Inc.	27,387	1,109,174
	Communications Systems, Inc.	5,910	66,192
*	Computer Sciences Corp.	75,968	4,012,630
*	Computer Task Group, Inc.	2,999	15,595
*	Compuware Corp.	212,998	1,759,363
*	Comtech Telecommunications Corp.	15,336	761,586
*	Comverse Technology, Inc.	19,632	318,038
* #	Concur Technologies, Inc.	6,800	255,408
*	Concurrent Computer Corp.	3,600	3,384
* #	Conexant Systems, Inc.	190,800	211,788
* #	Convera Corp.	11,200	29,008
*	Convergys Corp.	72,644	1,184,824
	Corning, Inc.	77,875	1,891,584

50

*	CPI International, Inc.	10,288	172,736
*	Credence Systems Corp.	61,700	126,485
* #	Cree, Inc.	50,498	1,243,766
*	CSG Systems International, Inc.	22,400	371,168
*	CSP, Inc.	1,766	12,362
	CTS Corp.	1,700	17,969
*	CVD Equipment Corp.	1,464	6,442
*	Cyberoptics Corp.	7,425	90,511
*	Cybersource Corp.	41,146	601,143
* #	Cymer, Inc.	22,900	940,503
*	Cypress Semiconductor Corp.	70,900	2,355,298
#	Daktronics, Inc.	10,400	242,632
*	Datalink Corp.	5,000	21,300
	Dataram Corp.	5,660	19,244
* #	DealerTrack Holdings, Inc.	18,076	768,953
*	Dell, Inc.	89,300	2,191,422
	Diebold, Inc.	34,329	1,165,813
*	Digi International, Inc.	19,400	298,372
*	Digimarc Corp.	15,354	144,174
* #	Digital Angel Corp.	15,300	14,382
* #	Digital River, Inc.	24,500	947,415
*	Diodes, Inc.	20,655	607,670
*	Ditech Networks, Inc.	24,475	79,054
*	Dolby Laboratories, Inc.	11,700	587,808
*	Dot Hill Systems Corp.	32,106	81,549
*	DSP Group, Inc.	21,500	290,895
*	DST Systems, Inc.	4,700	398,325
*	DTS, Inc.	11,285	279,304
*	Dycom Industries, Inc.	26,572	747,736
*	Dynamics Research Corp.	6,827	74,756
*	EarthLink, Inc.	79,600	540,484
* #	eBay, Inc.	67,556	2,265,153
* #	Echelon Corp.	20,271	340,350
*	EDGAR Online, Inc.	3,500	10,465
*	Edgewater Technology, Inc.	8,727	57,162
*	EFJ, Inc.	13,208	38,699
*	Elecsys Corp.	100	555
*	Electro Scientific Industries, Inc.	19,074	386,249
*	Electroglas, Inc.	15,057	21,833
*	Electronic Arts, Inc.	9,352	525,489
	Electronic Data Systems Corp.	149,500	3,028,870
*	Electronics for Imaging, Inc.	35,472	813,728
* #	Elixir Gaming Technologies, Inc.	7,903	31,138
*	eLoyalty Corp.	2,342	30,352
*	EMC Corp.	236,100	4,549,647
* #	EMCORE Corp.	28,998	254,312
*	EMS Technologies, Inc.	9,300	270,723
*	Emulex Corp.	54,561	913,897
*	Endwave Corp.	5,844	45,817
*	Entegris, Inc.	78,038	675,809
*	Entertainment Distribution Co., Inc.	34,194	23,936
*	Entrust, Inc.	34,459	57,202
*	Epicor Software Corp.	35,539	384,532
* #	EPIQ Systems, Inc.	19,300	336,206
*	ePlus, Inc.	4,621	48,474

51

* #	Equinix, Inc.	4,900	510,139
* #	eSpeed, Inc.	18,600	187,860
* #	Euronet Worldwide, Inc.	29,559	968,353
*	Evans & Sutherland Computer Corp.	1,668	2,235
*	Exar Corp.	800	7,352
*	Excel Technology, Inc.	4,225	113,948
*	Extreme Networks, Inc.	77,650	282,646
*	F5 Networks, Inc.	19,300	509,906
	Factset Research Systems, Inc.	7,544	472,858
#	Fair Isaac Corp.	29,900	1,105,104
*	Fairchild Semiconductor Corp. Class A	87,606	1,389,431
*	FalconStor Software, Inc.	13,217	160,058
*	Faro Technologies, Inc.	8,400	226,968
* #	FEI Co.	23,872	594,652
	Fidelity National Information Services, Inc.	60,335	2,607,679
* #	Finisar Corp.	76,100	129,370
*	Fiserv, Inc.	49,817	2,557,107
*	Flextronics International, Ltd.	130,730	1,563,531
* #	Flir Systems, Inc.	10,300	707,919
* #	FormFactor, Inc.	30,900	1,172,346
*	Forrester Research, Inc.	13,985	366,127
*	FortuNet, Inc.	1,270	10,643
* #	Foundry Networks, Inc.	83,700	1,475,631
	Frequency Electronics, Inc.	4,900	46,403
*	FSI International, Inc.	9,520	17,136
*	Gartner Group, Inc.	16,500	311,685
*	Genesis Microchip, Inc.	28,500	143,640
*	Gerber Scientific, Inc.	16,500	156,750
	Gevity HR, Inc.	11,000	46,750
	Global Payments, Inc.	28,800	1,244,736
*	Globecomm Systems, Inc.	11,495	129,319
*	Goldleaf Financial Solutions, Inc.	15,800	27,650
*	Google, Inc.	9,180	6,361,740
*	Greenfield Online, Inc.	17,610	264,854
*	GSE Systems, Inc.	2,951	35,412
*	GTSI Corp.	7,192	69,619
*	Harmonic, Inc.	42,000	435,540
	Harris Corp.	8,500	533,545
*	Harris Stratex Networks, Inc. Class A	16,219	279,291
*	Hauppauge Digital, Inc.	6,000	25,140
	Heartland Payment Systems, Inc.	9,618	310,469
#	Henry Jack & Associates, Inc.	40,600	1,086,456
*	Hewitt Associates, Inc. Class A	68,200	2,557,500
	Hewlett-Packard Co.	213,714	10,933,608
*	hi/fn, Inc.	9,212	54,074
*	Hittite Microwave Corp.	7,900	341,201
*	Hughes Communications, Inc.	9,196	488,767
*	Hutchinson Technology, Inc.	18,042	474,685
*	Hypercom Corp.	38,144	204,070
* #	I.D. Systems, Inc.	7,377	96,934
* #	i2 Technologies, Inc.	8,800	142,384
	iBasis, Inc.	11,339	59,983
*	iGATE Capital Corp.	33,938	287,115
*	Ikanos Communications	17,585	104,279
* #	ImageWare Systems, Inc.	4,200	6,804

52

	Imation Corp.	14,484	290,694
#	Imergent, Inc.	3,100	38,316
*	Immersion Corp.	18,500	242,905
*	InFocus Corp.	19,682	34,247
*	Informatica Corp.	45,705	783,841
	InfoSpace, Inc.	23,370	416,220
	infoUSA, Inc.	18,511	159,750
*	Ingram Micro, Inc.	112,304	2,234,850
*	Innodata Isogen, Inc.	13,154	65,112
*	Insight Enterprises, Inc.	33,322	660,109
*	InsWeb Corp.	100	1,084
#	Integral Systems, Inc.	8,000	199,440
*	Integrated Device Technology, Inc.	126,755	1,537,538
*	Integrated Silicon Solution, Inc.	26,917	175,499
	Intel Corp.	418,292	10,909,055
*	Intelli-Check, Inc.	1,985	6,948
*	Intelligent Systems Corp.	629	2,076
*	Interactive Intelligence, Inc.	3,700	96,496
*	Interlink Electronics, Inc.	300	450
* #	Intermec, Inc.	37,044	795,335
*	Internap Network Services Corp.	14,400	143,280
	International Business Machines Corp.	64,144	6,746,666
*	International Rectifier Corp.	47,371	1,540,505
*	Internet Capital Group, Inc.	29,412	328,532
*	Interphase Corp.	4,272	41,609
	Intersil Corp.	85,295	2,127,257
*	Intervoice, Inc.	25,983	254,114
*	Interwoven, Inc.	28,144	345,608
*	Intest Corp.	3,806	8,792
*	Intevac, Inc.	10,400	163,280
*	IntriCon Corp.	2,450	33,810
*	Intuit, Inc.	18,788	550,864
*	INX, Inc.	461	4,596
*	Iomega Corp.	38,791	138,484
* #	iPass, Inc.	41,096	179,590
*	Iron Mountain, Inc.	59,821	2,182,270
*	Iteris, Inc.	13,864	46,583
* #	Itron, Inc.	13,500	1,046,925
*	Ixia	41,054	424,088
*	IXYS Corp.	24,373	188,403
*	j2 Global Communications, Inc.	12,588	306,140
	Jabil Circuit, Inc.	64,900	1,100,055
*	Jaco Electronics, Inc.	3,034	3,914
*	JDA Software Group, Inc.	18,000	376,920
*	JDS Uniphase Corp.	136,804	1,841,382
* #	Juniper Networks, Inc.	161,958	4,813,392
*	Jupitermedia Corp.	12,600	54,054
	Keithley Instruments, Inc.	9,990	94,905
*	Kemet Corp.	4,300	26,660
*	Key Tronic Corp.	6,352	26,361
*	Keynote Systems, Inc.	11,546	158,873
*	Kintera, Inc.	1,500	2,415
	KLA-Tencor Corp.	58,822	2,828,162
*	Kopin Corp.	44,809	161,312
*	Kratos Defense & Security Solutions, Inc.	49,089	109,959

53

*	Kulicke & Soffa Industries, Inc.	34,300	242,844
*	KVH Industries, Inc.	12,392	107,686
* #	L-1 Identity Solutions, Inc.	46,635	866,478
*	Lam Research Corp.	37,300	1,710,205
* #	LaserCard Corp.	5,364	53,318
*	Lattice Semiconductor Corp.	87,700	294,672
* #	Lawson Software, Inc.	112,465	1,093,160
*	Leadis Technolgies, Inc.	15,481	43,037
* #	LeCroy Corp.	5,000	43,450
*	Lexmark International, Inc.	11,100	387,168
#	Linear Technology Corp.	18,572	565,703
*	Lionbridge Technologies, Inc.	33,306	101,250
*	Littlefuse, Inc.	13,900	463,565
*	LogicVision, Inc.	242	218
*	Logility, Inc.	4,687	56,713
*	LoJack Corp.	12,700	222,377
*	LookSmart, Ltd.	11,732	34,023
*	Loral Space & Communications, Inc.	12,632	432,520
* #	LSI Corp.	167,012	926,917
*	LTX Corp.	33,300	79,920
*	Lumera Corp.	12,349	42,728
* #	Macrovision Corp.	35,446	883,314
*	Magma Design Automation, Inc.	17,400	232,464
*	Management Network Group, Inc.	8,935	21,355
*	Manhattan Associates, Inc.	15,100	409,663
*	ManTech International Corp. Class A	12,400	479,756
#	Marchex, Inc. Class B	20,200	248,662
*	Mastec, Inc.	46,566	470,782
*	Mattson Technology, Inc.	33,600	276,864
	Maxim Integrated Products, Inc.	81,272	1,884,698
	Maximus, Inc.	13,400	522,600
* #	Maxwell Technologies, Inc.	9,868	82,299
*	McAfee, Inc.	48,900	1,904,655
* #	Mechanical Technology, Inc.	1,600	1,536
*	MEMC Electronic Materials, Inc.	18,300	1,419,714
*	Mentor Graphics Corp.	52,775	574,720
*	Mercury Computer Systems, Inc.	15,349	225,016
*	Merix Corp.	14,884	87,220
	Mesa Laboratories, Inc.	1,124	27,988
*	Metavante Technologies, Inc.	24,753	563,889
	Methode Electronics, Inc.	23,872	287,658
	Micrel, Inc.	49,800	444,216
	Microchip Technology, Inc.	21,600	621,864
*	Micron Technology, Inc.	324,349	2,698,584
*	Micros Systems, Inc.	10,100	728,614
*	Microsemi Corp.	49,300	1,127,984
	Microsoft Corp.	369,339	12,409,790
*	MicroStrategy, Inc.	1,900	191,615
*	Microtune, Inc.	37,695	196,014
* #	Midway Games, Inc.	12,200	29,646
* #	Mindspeed Technologies, Inc.	24,800	34,720
* #	MIPS Technologies, Inc.	26,425	150,094
*	MIVA, Inc.	20,600	59,328
*	MKS Instruments, Inc.	35,661	647,960
* #	Mobility Electronics, Inc.	16,000	27,840

54

	Mocon, Inc.	2,646	27,439
*	Moldflow Corp.	7,605	121,300
	Molex, Inc.	12,787	352,410
	Molex, Inc. Class A	26,752	716,419
#	MoneyGram International, Inc.	40,400	623,776
*	Monolithic Power Systems	13,623	259,927
*	MoSys, Inc.	20,114	117,466
	Motorola, Inc.	464,000	7,410,080
*	MPS Group, Inc.	63,078	700,166
*	MRV Communications, Inc.	69,175	154,952
*	MSC. Software Corp.	26,578	351,095
	MTS Systems Corp.	9,300	381,207
* #	Multi-Fineline Electronix, Inc.	3,322	60,693
*	Nanometrics, Inc.	13,314	133,140
*	Napco Security Systems, Inc.	11,817	59,321
* #	Napster, Inc.	28,464	79,130
	National Instruments Corp.	18,300	610,671
	National Semiconductor Corp.	22,772	520,568
*	NAVTEQ Corp.	15,100	1,130,839
*	NCI, Inc.	3,687	66,735
*	NCR Corp.	73,380	1,756,717
*	NeoMagic Corp.	7,711	24,058
*	NETGEAR, Inc.	22,600	765,914
* #	Netlogic Microsystems, Inc.	13,800	403,650
*	NetManage, Inc.	4,050	15,147
*	NetScout Systems, Inc.	19,495	236,864
*	Network Appliance, Inc.	26,500	654,815
*	Network Engines, Inc.	14,793	24,261
*	Network Equipment Technologies, Inc.	16,841	209,502
*	Newport Corp.	17,390	230,591
*	Nextest Systems Corp.	6,196	82,283
	NIC, Inc.	37,300	290,940
* #	NMS Communications Corp.	3,300	5,115
*	Novatel Wireless, Inc.	17,700	275,058
*	Novell, Inc.	245,686	1,724,716
*	Novellus Systems, Inc.	78,768	2,048,756
*	Nu Horizons Electronics Corp.	12,000	81,000
* #	Nuance Communications, Inc.	42,175	851,092
*	NumereX Corp. Class A	7,591	61,183
*	Nvidia Corp.	40,950	1,291,563
	O.I. Corp.	1,189	15,088
* #	OmniVision Technologies, Inc.	35,241	656,187
* #	ON Semiconductor Corp.	74,629	685,841
* #	On2 Technologies, Inc.	30,000	22,500
*	Online Resources Corp.	17,687	166,258
*	Onvia, Inc.	2,025	17,719
	Openwave Systems, Inc.	43,716	120,219
*	Oplink Communications, Inc.	15,000	242,250
*	OPNET Technologies, Inc.	14,500	132,965
*	Optical Cable Corp.	100	401
*	Oracle Corp.	222,057	4,481,110
*	OSI Systems, Inc.	12,921	320,312
*	Overland Storage, Inc.	4,100	6,150
*	OYO Geospace Corp.	3,039	318,183
* #	Packeteer, Inc.	24,500	165,620

55

* #	Palm, Inc.	71,103	495,588
*	PAR Technology Corp.	11,900	87,108
*	Parametric Technology Corp.	26,880	448,896
	Park Electrochemical Corp.	13,800	406,410
* #	Parkervision, Inc.	6,928	68,102
	Paychex, Inc.	18,090	705,510
*	PC Connection, Inc.	20,500	262,195
*	PC-Tel, Inc.	15,993	119,788
*	PDF Solutions, Inc.	14,765	117,086
	Pegasystems, Inc.	21,522	266,442
*	Perceptron, Inc.	1,000	11,340
*	Perficient, Inc.	16,715	280,311
*	Performance Technologies, Inc.	4,654	22,618
*	Pericom Semiconductor Corp.	14,644	242,651
*	Perot Systems Corp.	81,000	1,065,150
*	Pervasive Software, Inc.	14,872	66,775
*	Phoenix Technologies, Ltd.	16,744	227,718
*	Photon Dynamics, Inc.	12,291	110,619
*	Photronics, Inc.	23,700	243,873
*	Pinnacle Data Systems, Inc.	700	1,995
*	Planar Systems, Inc.	11,955	67,904
*	PlanetOut, Inc.	300	2,019
	Plantronics, Inc.	31,100	835,035
*	PLATO Learning, Inc.	5,448	22,228
*	Plexus Corp.	29,913	890,211
*	PLX Technology, Inc.	20,200	198,768
*	PMC-Sierra, Inc.	137,965	968,514
*	Polycom, Inc.	42,268	1,025,844
*	Power Integrations, Inc.	15,200	457,216
*	Powerwave Technologies, Inc.	85,432	353,688
*	Presstek, Inc.	23,375	139,549
* •	Price Communications Liquidation Trust	11,700	1,598
	Printronix, Inc.	4,937	76,622
*	Progress Software Corp.	27,069	856,192
	QAD, Inc.	19,005	161,733
*	QLogic Corp.	65,283	882,626
	QUALCOMM, Inc.	72,044	2,937,954
#	Quality Systems, Inc.	7,300	216,007
*	Qualstar Corp.	4,215	13,488
*	Quantum Corp.	141,747	449,338
*	Quest Software, Inc.	68,138	1,101,791
*	QuickLogic Corp.	18,600	66,216
* #	Radiant Systems, Inc.	19,800	316,206
*	RadiSys Corp.	8,000	124,320
*	Radyne Corp.	9,291	85,291
*	RAE Systems, Inc.	34,968	90,917
* #	Rambus, Inc.	23,600	457,604
*	Ramtron International Corp.	8,194	34,743
*	RealNetworks, Inc.	93,273	575,494
* #	Red Hat, Inc.	52,400	1,049,048
	Relm Wireless Corp.	7,000	23,170
	REMEC, Inc.	1,000	1,730
#	Renaissance Learning, Inc.	4,258	55,439
* #	RF Micro Devices, Inc.	175,033	1,011,691
*	RF Monolithics, Inc.	5,800	33,176

56

	Richardson Electronics, Ltd.	9,637	62,737
*	RightNow Technologies, Inc.	5,300	96,195
*	Rimage Corp.	7,132	177,801
*	Rofin-Sinar Technologies, Inc.	9,530	867,611
*	Rogers Corp.	7,100	312,826
*	Rudolph Technologies, Inc.	19,000	227,050
*	S1 Corp.	22,520	167,098
* #	Saba Software, Inc.	14,165	70,117
*	Safeguard Scientifics, Inc.	76,065	149,848
* #	Salesforce.com, Inc.	11,300	641,049
*	Sandisk Corp.	74,600	2,793,024
*	Sanmina-SCI Corp.	285,919	506,077
*	Sapient Corp.	72,900	527,796
* #	SatCon Technology Corp.	600	900
* #	SAVVIS, Inc.	12,000	384,480
*	ScanSource, Inc.	15,234	537,456
*	Scientific Learning Corp.	5,764	33,777
*	SCM Microsystems, Inc.	7,148	25,089
*	Seachange International, Inc.	18,538	139,777
*	Secure Computing Corp.	43,700	396,359
* #	Semitool, Inc.	21,775	201,201
*	Semtech Corp.	43,772	667,961
*	SI International, Inc.	9,980	259,081
*	Sigma Designs, Inc.	7,200	468,144
*	Sigmatel, Inc.	20,642	40,458
*	Silicon Image, Inc.	23,900	112,330
*	Silicon Laboratories, Inc.	34,700	1,288,758
*	Silicon Storage Technology, Inc.	54,988	156,166
* #	Simulations Plus, Inc.	4,400	21,120
*	Skyworks Solutions, Inc.	132,123	1,199,677
*	SM&A	12,989	84,039
* #	Smith Micro Software, Inc.	19,000	152,190
*	SoftBrands, Inc.	14,700	27,783
*	Sonic Foundry, Inc.	6,600	10,494
*	Sonic Solutions, Inc.	11,100	110,223
*	SonicWALL, Inc.	39,244	397,149
* #	Sonus Networks, Inc.	134,884	887,537
* #	Sourcefire, Inc.	3,800	30,818
*	SourceForge, Inc.	29,414	67,946
*	Spectrum Control, Inc.	9,431	140,145
*	SPSS, Inc.	9,559	345,462
* #	SRA International, Inc.	30,200	825,668
* #	SRS Labs, Inc.	7,275	44,596
*	Staktek Holdings, Inc.	20,025	51,464
*	Standard Microsystems Corp.	15,072	531,589
	StarTek, Inc.	9,481	92,629
*	STEC, Inc.	30,138	280,886
* #	Stratasys, Inc.	13,200	329,868
*	SumTotal Systems, Inc.	17,847	86,023
*	Sun Microsystems, Inc.	83,926	1,743,982
* #	Sunair Electronics, Inc.	5,100	12,699
*	Sunrise Telecom, Inc.	700	1,519
* #	Supertex, Inc.	5,400	183,330
*	SupportSoft, Inc.	32,680	141,831
* #	Sybase, Inc.	53,300	1,366,612

57

*	Sycamore Networks, Inc.	172,658	664,733
*	Sykes Enterprises, Inc.	38,769	715,676
*	Symantec Corp.	184,565	3,285,257
*	Symmetricom, Inc.	32,900	141,799
* #	Synaptics, Inc.	11,000	610,940
*	SYNNEX Corp.	23,888	493,526
*	Synopsys, Inc.	70,672	1,739,238
*	Synplicity, Inc.	16,480	93,771
#	Syntel, Inc.	11,067	398,744
* #	Take-Two Interactive Software, Inc.	45,100	675,598
*	Tech Data Corp.	36,118	1,358,398
	Technitrol, Inc.	24,141	646,255
*	Technology Solutions Co.	829	2,777
*	TechTeam Global, Inc.	7,812	99,212
*	Tekelec	45,909	564,681
*	TeleCommunication Systems, Inc.	25,875	87,975
* #	Telkonet, Inc.	13,000	16,640
*	Tellabs, Inc.	178,544	1,242,666
*	Telular Corp.	12,364	82,839
*	Teradata Corp.	53,180	1,380,553
*	Teradyne, Inc.	111,413	1,213,288
* #	Terremark Worldwide, Inc.	38,491	215,935
*	Tessco Technologies, Inc.	5,117	83,561
*	Tessera Technologies, Inc.	12,118	467,997
	Texas Instruments, Inc.	47,284	1,492,756
*	The Knot, Inc.	13,934	183,929
	TheStreet.com, Inc.	7,671	94,353
*	Think Partnership, Inc.	26,064	35,447
*	ThinkEngine Networks, Inc.	700	168
* #	THQ, Inc.	43,822	1,071,448
*	TIBCO Software, Inc.	131,659	1,030,890
*	Tier Technologies, Inc. Class B	700	6,356
	TNS, Inc.	7,032	110,543
*	Tollgrade Communications, Inc.	7,622	60,519
#	Total System Services, Inc.	11,900	333,676
* #	Track Data Corp.	2,570	5,783
*	Transact Technologies, Inc.	3,927	20,420
*	Transwitch Corp.	2,764	2,819
*	Travelzoo, Inc.	1,600	24,432
*	Trident Microsystems, Inc.	16,500	103,620
*	Trimble Navigation, Ltd.	27,620	1,023,873
	Trio-Tech International	1,787	17,584
*	Triquint Semiconductor, Inc.	101,933	604,463
	TSR, Inc.	1,468	6,019
*	TTM Technologies, Inc.	29,469	356,280
*	Tumbleweed Communications Corp.	30,955	40,551
*	Tyler Technologies, Inc.	24,300	365,958
*	Ulticom, Inc.	13,522	101,415
*	Ultimate Software Group, Inc.	6,289	205,462
*	Ultra Clean Holdings, Inc.	15,045	216,197
*	Ultratech, Inc.	16,500	197,670
* #	Unisys Corp.	83,400	413,664
	United Online, Inc.	41,124	618,505
* #	Universal Display Corp.	9,794	162,189
* #	UTStarcom, Inc.	44,565	129,239

58

*	ValueClick, Inc.	44,600	1,054,344
*	Varian Semiconductor Equipment Associates, Inc.	17,541	728,127
* #	Veeco Instruments, Inc.	19,100	320,498
* #	VeriFone Holdings, Inc.	16,000	768,480
*	Verint Systems, Inc.	9,000	155,340
* #	VeriSign, Inc.	76,000	3,108,400
*	Viasat, Inc.	21,180	706,353
*	Vicon Industries, Inc.	3,400	32,402
*	Video Display Corp.	5,063	40,605
*	Vignette Corp.	14,740	226,701
*	Virage Logic Corp.	16,250	136,013
*	Vishay Intertechnology, Inc.	122,760	1,533,272
*	Visual Sciences, Inc.	13,287	210,200
*	Vocus, Inc.	3,500	109,900
* #	Volterra Semiconductor Corp.	8,300	102,754
* #	Vyyo, Inc.	3,975	18,325
* #	Wave Systems Corp. Class A	10,400	14,664
	Wayside Technology Group, Inc.	659	7,051
*	Websense, Inc.	21,675	354,170
*	Website Pros, Inc.	14,804	166,693
*	Westell Technologies, Inc.	38,970	59,234
*	Western Digital Corp.	79,689	2,201,807
	Western Union Co.	15,472	349,667
*	White Electronics Designs Corp.	8,612	39,701
*	Wind River Systems, Inc.	53,436	545,582
*	Winland Electronics, Inc.	400	884
*	Wireless Telecom Group, Inc.	16,062	29,715
*	WJ Communications, Inc.	4,100	3,608
*	Wright Express Corp.	10,200	387,090
*	Xerox Corp.	191,852	3,238,462
#	Xilinx, Inc.	84,080	1,841,352
*	X-Rite, Inc.	19,902	247,382
*	Yahoo!, Inc.	66,565	1,784,608
*	Zebra Technologies Corp. Class A	35,914	1,385,203
*	ZILOG, Inc.	5,736	18,068
* #	Zix Corp.	300	1,170
*	Zones, Inc.	760	7,326
*	Zoran Corp.	31,700	691,694
*	Zygo Corp.	11,850	133,787
Total Information Technology			373,382,084

Materials — (4.6%)
	A. M. Castle & Co.	16,616	417,062
	A. Schulman, Inc.	1,400	30,184
*	AEP Industries, Inc.	2,000	68,420
	Air Products & Chemicals, Inc.	20,700	2,050,128
	Airgas, Inc.	49,413	2,444,955
*	AK Steel Holding Corp.	18,400	820,088
	Albemarle Corp.	43,700	1,928,918
	Alcoa, Inc.	176,860	6,432,398
	Allegheny Technologies, Inc.	7,400	723,350
	AMCOL International Corp.	21,000	797,580
*	American Pacific Corp.	5,088	74,794
#	American Vanguard Corp.	16,621	271,753
	Aptargroup, Inc.	40,438	1,706,888

59

	Arch Chemicals, Inc.	18,300	753,045
	Ashland, Inc.	41,500	2,043,460
*	Atlantis Plastics, Inc.	900	756
	Balchem Corp.	10,826	231,460
	Ball Corp.	8,400	388,500
* #	Basin Water, Inc.	3,750	26,288
#	Bemis Co., Inc.	64,661	1,754,253
*	Brush Engineered Materials, Inc.	10,100	451,773
*	Buckeye Technologies, Inc.	9,425	134,589
#	Cabot Corp.	37,653	1,296,016
#	Calgon Carbon Corp.	25,300	368,368
*	Caraustar Industries, Inc.	9,781	40,396
	Carpenter Technology Corp.	24,780	1,869,651
#	Celanese Corp. Class A	11,200	444,416
*	Century Aluminum Co.	17,500	1,003,450
	Chemtura Corp.	172,451	1,293,383
	Chesapeake Corp.	900	5,490
#	Cleveland-Cliffs, Inc.	21,600	1,948,320
* #	Coeur d’Alene Mines Corp.	86,800	361,956
	Commercial Metals Co.	78,200	2,417,162
	Compass Minerals International, Inc.	13,558	497,850
* #	Constar International, Inc.	4,211	12,086
* #	Continental Materials Corp.	819	22,236
*	Core Molding Technologies, Inc.	5,592	39,535
*	Crown Holdings, Inc.	37,000	949,420
	Cytec Industries, Inc.	30,765	1,887,125
#	Deltic Timber Corp.	7,285	350,773
#	Dow Chemical Co.	189,988	7,968,097
	duPont (E.I.) de Nemours & Co., Inc.	85,900	3,964,285
#	Eagle Materials, Inc.	31,900	1,243,781
	Eastman Chemical Co.	25,016	1,606,277
	Ecolab, Inc.	24,544	1,175,658
#	Empire Resources, Inc.	4,600	18,124
*	Esmark, Inc.	11,055	214,467
	Ferro Corp.	26,300	557,297
*	Flight Safety Technologies, Inc.	1,300	2,392
* #	Flotek Industries, Inc.	5,890	217,105
	FMC Corp.	37,800	2,068,416
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	7,552,019
	Friedman Industries, Inc.	4,579	33,198
#	General Maritime Corp.	21,300	568,710
* #	General Moly, Inc.	12,500	133,250
#	Georgia Gulf Corp.	26,200	194,928
	Gibraltar Industries, Inc.	22,887	319,960
	Glatfelter	2,200	33,066
*	Graphic Packaging Corp.	151,918	622,864
	Greif, Inc. Class A	14,700	868,329
#	Greif, Inc. Class B	10,238	559,609
	H.B. Fuller Co.	37,900	958,491
	Hawkins, Inc.	5,241	77,567
*	Haynes International, Inc.	3,985	336,772
* #	Headwaters, Inc.	17,922	215,064
*	Hecla Mining Co.	58,754	689,184
	Hercules, Inc.	49,300	956,913
	Huntsman Corp.	52,700	1,336,472

60

*	ICO, Inc.	11,200	121,520
	Innophos Holdings, Inc.	2,500	35,775
	International Flavors & Fragrances, Inc.	6,700	335,938
	International Paper Co.	87,535	2,954,306
* #	Ion Geophysical Corp.	52,300	806,989
	Kaiser Aluminum Corp.	13,249	942,534
#	KMG Chemicals, Inc.	7,575	117,867
#	Koppers Holdings, Inc.	3,300	126,852
#	Kronos Worldwide, Inc.	17,252	286,728
*	Landec Corp.	16,400	215,496
	Louisiana-Pacific Corp.	64,409	990,610
* #	LSB Industries, Inc.	5,200	117,936
	Lubrizol Corp.	30,715	1,970,060
	Lyondell Chemical Co.	78,498	3,705,106
#	Martin Marietta Materials, Inc.	4,000	538,200
*	Material Sciences Corp.	8,954	74,050
*	Maxxam, Inc.	1,625	44,850
	MeadWestavco Corp.	79,490	2,612,836
	Metal Management, Inc.	16,300	750,126
*	Metalico, Inc.	20,900	211,090
	Minerals Technologies, Inc.	13,003	869,901
* #	Mines Management, Inc.	1,300	4,602
*	Mod-Pac Corp.	1,165	9,553
	Monsanto Co.	22,200	2,206,014
	Myers Industries, Inc.	16,600	331,336
	Nalco Holding Co.	81,800	1,959,928
*	Nanophase Technologies Corp.	2,100	7,539
	Neenah Paper, Inc.	7,400	223,332
	Nevada Chemicals, Inc.	6,071	55,610
	NewMarket Corp.	10,500	563,430
	Newmont Mining Corp.	61,700	3,065,873
#	NL Industries, Inc.	34,287	345,956
	NN, Inc.	9,700	86,039
*	Northern Technologies International Corp.	900	10,125
*	Northwest Pipe Co.	6,579	218,883
	Nucor Corp.	28,600	1,693,406
	Olin Corp.	47,600	996,744
	Olympic Steel, Inc.	4,400	115,016
*	OM Group, Inc.	18,500	1,041,365
*	OMNOVA Solutions, Inc.	28,900	148,835
*	Owens-Illinois, Inc.	22,300	1,001,047
#	Packaging Corp. of America	47,944	1,356,336
*	Pactiv Corp.	24,700	627,380
*	Patriot Coal Corp.	1,160	39,220
	Penford Corp.	5,769	139,610
*	Peoplesupport, Inc.	15,100	212,155
*	PolyOne Corp.	61,975	388,583
	PPG Industries, Inc.	34,900	2,395,536
	Praxair, Inc.	17,292	1,476,391
	Quaker Chemical Corp.	6,296	137,127
	Quanex Corp.	24,800	1,240,992
*	Ready Mix, Inc.	300	2,520
#	Reliance Steel & Aluminum Co.	44,314	2,286,159
*	Rock of Ages Corp.	2,695	15,011
	Rock-Tenn Co. Class A	30,291	799,077

61

* #	Rockwood Holdings, Inc.	47,544	1,601,282
	Rohm & Haas Co.	63,710	3,463,913
*	Rosetta Resources, Inc.	32,704	598,483
#	Royal Gold, Inc.	18,432	529,367
	RPM International, Inc.	78,138	1,488,529
* #	RTI International Metals, Inc.	15,050	1,105,272
	Schnitzer Steel Industries, Inc. Class A	14,113	880,933
	Schweitzer-Maudoit International, Inc.	11,963	319,412
	Scotts Miracle-Gro Co. Class A	33,200	1,225,412
	Sealed Air Corp.	48,000	1,121,760
	Sensient Technologies Corp.	28,496	788,484
#	Sigma-Aldrich Corp.	25,378	1,336,152
	Silgan Holdings, Inc.	12,590	675,202
*	Smurfit-Stone Container Corp.	164,437	1,810,451
#	Southern Copper Corp.	12,000	1,327,800
	Spartech Corp.	11,373	155,355
	Steel Dynamics, Inc.	41,676	2,096,720
	Stepan Co.	7,358	224,713
*	Stillwater Mining Co.	45,488	441,234
* #	Symyx Technologies, Inc.	8,000	61,280
#	Synalloy Corp.	3,500	60,795
	Temple-Inland, Inc.	31,500	1,448,055
*	Terra Industries, Inc.	48,600	1,836,108
#	Texas Industries, Inc.	12,740	883,901
*	The Mosaic Co.	2,200	152,130
* #	Titanium Metals Corp.	27,786	824,411
	Tronox, Inc. Class B	2,476	20,056
*	U.S. Concrete, Inc.	29,900	112,424
*	U.S. Gold Corp.	51,600	176,988
*	United States Lime & Minerals, Inc.	2,334	71,794
	United States Steel Corp.	36,950	3,610,015
*	Universal Stainless & Alloy Products, Inc.	4,200	129,528
#	Valhi, Inc.	37,870	693,778
	Valspar Corp.	65,755	1,482,118
	Vulcan Materials Co.	7,820	694,416
	Wausau Paper Corp.	24,944	235,222
#	Wellman, Inc.	19,200	20,160
	Westlake Chemical Corp.	39,672	784,315
	Weyerhaeuser Co.	43,989	3,219,115
*	Williams Industries, Inc.	100	220
	Worthington Industries, Inc.	46,444	984,148
*	Zep, Inc.	6,250	82,063
*	Zoltek Companies, Inc.	6,900	294,078
Total Materials			154,947,662

Other — (0.0%)
* •	Tripos Escrow Shares	700	168

Telecommunication Services — (3.1%)
	Alaska Communications Systems Group, Inc.	20,691	310,365
*	American Tower Corp.	20,200	919,908
*	Arbinet-thexchange, Inc.	18,374	109,325
	AT&T, Inc.	1,219,152	46,583,798
*	Cbeyond, Inc.	300	12,411
*	Centennial Communications Corp.	45,025	400,723

62

	CenturyTel, Inc.	46,738	1,992,441
*	Cincinnati Bell, Inc.	104,100	495,516
	Citizens Communications Co.	104,980	1,362,640
* #	Cogent Communications Group, Inc.	20,600	428,068
#	Consolidated Communications Holdings, Inc.	16,659	267,877
*	Crown Castle International Corp.	86,800	3,641,260
	D&E Communications, Inc.	12,019	175,117
	Embarq Corp.	14,820	755,079
#	FairPoint Communications, Inc.	22,520	335,998
* #	FiberTower Corp.	33,173	75,634
*	General Communications, Inc. Class A	30,268	268,174
	Hickory Tech Corp.	8,165	74,220
	IDT Corp.	400	3,096
	IDT Corp. Class B	19,444	157,691
	Iowa Telecommunications Services, Inc.	15,400	262,416
*	LCC International, Inc. Class A	11,688	28,636
*	Leap Wireless International, Inc.	18,000	624,780
* #	Level 3 Communications, Inc.	104,411	350,821
*	NeuStar, Inc.	6,900	219,213
*	Nexstar Broadcasting Group, Inc.	1,300	11,791
*	NII Holdings, Inc.	16,703	921,337
#	North Pittsburgh Systems, Inc.	4,237	100,078
*	PAETEC Holding Corp.	28,637	306,416
*	Point.360	6,026	11,751
*	Premiere Global Services, Inc.	40,200	553,956
*	Qwest Communications International, Inc.	85,500	566,865
*	Rural Cellular Corp. Class A	4,532	199,680
*	SBA Communications Corp.	16,344	611,919
	Shenandoah Telecommunications Co.	13,155	324,534
*	Spark Networks, Inc.	5,300	21,942
	Sprint Nextel Corp.	584,800	9,076,096
*	SunCom Wireless Holdings, Inc.	200	5,304
	SureWest Communications	11,047	200,061
*	Syniverse Holdings, Inc.	40,500	632,610
	Telephone & Data Systems, Inc.	20,867	1,298,971
	Telephone & Data Systems, Inc. Special Shares	23,049	1,303,421
*	Time Warner Telecom, Inc.	36,200	811,966
*	United States Cellular Corp.	17,155	1,406,710
*	USA Mobility, Inc.	17,800	234,782
	Verizon Communications, Inc.	594,963	25,708,351
	Warwick Valley Telephone Co.	1,713	18,894
	Windstream Corp.	21,624	280,031
*	Xeta Corp.	5,146	21,922
Total Telecommunication Services			104,484,595

Utilities — (2.3%)
*	AES Corp.	30,824	673,504
	AGL Resources, Inc.	18,492	685,683
	Allegheny Energy, Inc.	16,700	1,014,525
	ALLETE, Inc.	12,344	505,610
	Alliant Energy Corp.	11,600	481,632
	Ameren Corp.	20,891	1,124,980
	American Electric Power Co., Inc.	19,472	928,230
	American States Water Co.	7,400	308,210
#	Aqua America, Inc.	34,805	770,583

63

*	Aquila, Inc.	82,484	326,637
	Artesian Resources Corp. Class A	2,492	47,348
#	Atmos Energy Corp.	21,198	555,176
	Avista Corp.	22,167	473,930
	BIW, Ltd.	400	9,400
#	Black Hills Corp.	15,577	648,938
* #	Cadiz, Inc.	2,806	55,727
#	California Water Service Group	9,228	360,538
	CenterPoint Energy, Inc.	32,262	575,877
#	Central Vermont Public Service Corp.	5,323	147,234
	CH Energy Group, Inc.	6,274	278,064
	Chesapeake Utilities Corp.	3,292	111,105
	Cleco Corp.	25,169	703,222
#	CMS Energy Corp.	53,400	930,762
	Connecticut Water Services, Inc.	5,870	142,700
	Consolidated Edison, Inc.	27,214	1,318,518
	Constellation Energy Group	6,600	661,386
	Delta Natural Gas Co., Inc.	1,648	40,953
	Dominion Resources, Inc.	31,938	1,508,432
	DPL, Inc.	27,500	832,700
	DTE Energy Co.	17,610	863,771
	Duke Energy Corp.	64,853	1,283,441
*	Dynegy, Inc.	50,100	381,261
	Edison International	15,979	894,504
*	El Paso Electric Co.	18,400	473,064
#	Empire District Electric Co.	13,665	314,842
	Energen Corp.	17,400	1,109,076
	Energy East Corp.	32,181	889,483
	Energy West, Inc.	1,370	19,523
#	EnergySouth, Inc.	3,250	179,660
	Entergy Corp.	9,765	1,167,308
* #	Environmental Power Corp.	4,361	22,416
	Equitable Resources, Inc.	8,744	462,208
	Exelon Corp.	28,311	2,295,173
	FirstEnergy Corp.	15,855	1,087,019
	Florida Public Utilities Co.	2,760	32,540
#	FPL Group, Inc.	21,321	1,487,353
#	Great Plains Energy, Inc.	20,867	619,333
#	Hawaiian Electric Industries, Inc.	33,000	763,950
#	IDACORP, Inc.	18,400	646,944
	Integrys Energy Group, Inc.	21,372	1,090,186
	ITC Holdings Corp.	25,600	1,306,624
	Laclede Group, Inc.	11,300	388,833
*	Maine & Maritimes Corp.	500	17,300
	MDU Resources Group, Inc.	12,704	346,692
#	MGE Energy, Inc.	9,700	340,179
	Middlesex Water Co.	9,586	180,696
* #	Mirant Corp.	75,000	2,894,250
#	National Fuel Gas Co.	19,831	944,947
	New Jersey Resources Corp.	15,800	797,110
	Nicor, Inc.	20,152	849,205
	NiSource, Inc.	21,800	403,518
#	Northeast Utilities, Inc.	15,532	490,501
#	Northwest Natural Gas Co.	10,559	506,515
	NorthWestern Corp.	4,200	116,970

64

* #	NRG Energy, Inc.	78,200	3,314,898
	NSTAR	29,969	1,048,915
	OGE Energy Corp.	21,786	775,582
	Oneok, Inc.	10,761	500,387
#	Ormat Technologies, Inc.	19,400	979,700
	Otter Tail Corp.	11,900	398,769
	Pepco Holdings, Inc.	19,855	557,926
	PG&E Corp.	18,200	842,114
#	Piedmont Natural Gas Co.	21,761	566,656
	Pinnacle West Capital Corp.	24,306	1,041,755
	PNM Resources, Inc.	15,712	348,492
	Portland General Electric Co.	25,700	687,989
#	PPL Corp.	17,844	909,330
	Progress Energy, Inc.	26,591	1,298,173
	Public Service Enterprise Group, Inc.	52,200	4,997,628
	Puget Energy, Inc.	27,871	782,339
	Questar Corp.	53,444	2,856,582
*	Reliant Energy, Inc.	105,100	2,736,804
	RGC Resources, Inc.	971	29,198
	SCANA Corp.	12,128	516,774
	Sempra Energy	13,700	857,894
	Sierra Pacific Resources	52,644	905,477
#	SJW Corp.	12,670	423,938
	South Jersey Industries, Inc.	18,988	700,657
	Southern Co.	34,672	1,304,361
	Southern Union Co.	33,672	1,005,109
	Southwest Gas Corp.	16,183	468,012
#	Southwest Water Co.	19,335	231,633
#	TECO Energy, Inc.	50,775	879,423
	UGI Corp.	25,781	681,650
	UIL Holdings Corp.	10,085	361,245
	Unisource Energy Corp.	14,116	436,608
	Unitil Corp.	3,499	95,698
	Vectren Corp.	18,584	545,626
	Westar Energy, Inc.	21,555	558,490
	WGL Holdings, Inc.	19,732	651,945
	Wisconsin Energy Corp.	11,807	564,847
	Xcel Energy, Inc.	43,144	997,058
	York Water Co.	4,821	76,268
Total Utilities			78,823,949

TOTAL COMMON STOCKS			2,914,480,286

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	467
* •	Medis For Cell Kinetics Rights 12/17/07	400	—
* •	Movie Star Rights 01/16/08	6,932	192
TOTAL RIGHTS/WARRANTS			659

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,235,892	13,235,892

65

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (13.1%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $474,480,777 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 01/01/37 to 11/01/37, valued at $437,052,709) to be repurchased at $424,486,782	$424,323	424,323,018
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $9,435,697 FNMA 5.000%, 07/01/35, valued at $7,298,529) to be repurchased at $7,059,613	7,057	7,056,908
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $41,281,635 FNMA 5.342%, 05/01/35 & 7.636%, 02/01/29, valued at $9,583,311) to be repurchased at $9,307,733	9,304	9,304,143

TOTAL SECURITIES LENDING COLLATERAL			440,684,069

TOTAL INVESTMENTS - (100.0%) (Cost $3,301,112,814)			$3,368,400,906

See accompanying Notes to Financial Statements.

66

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (84.5%)
Consumer Discretionary — (11.9%)
*	1-800-FLOWERS.COM, Inc.	9,664	$101,182
*	4Kids Entertainment, Inc.	5,847	73,087
*	99 Cents Only Stores	17,400	140,244
*	A.C. Moore Arts & Crafts, Inc.	9,600	152,352
	Aaron Rents, Inc.	20,899	420,279
	Aaron Rents, Inc. Class A	1,818	35,815
#	Abercrombie & Fitch Co.	2,308	189,348
* #	AbitibiBowater Canada, Inc.	7,280	163,509
	Acme Communications, Inc.	3,300	10,296
	Acme United Corp.	1,000	14,200
	Advance Auto Parts, Inc.	9,626	346,151
*	Aeropostale, Inc.	6,850	175,017
*	AFC Enterprises, Inc.	3,000	32,730
*	Aftermarket Technology Corp.	11,100	309,912
	Aldila, Inc.	2,850	48,934
*	Alloy, Inc.	5,175	34,931
	Ambassadors Group, Inc.	722	13,241
* #	AMDL, Inc.	2,500	11,000
	American Axle & Manufacturing Holdings, Inc.	26,700	617,304
*	American Biltrite, Inc.	600	3,150
	American Eagle Outfitters, Inc.	5,350	122,461
	American Greetings Corp. Class A	21,500	500,090
*	America’s Car-Mart, Inc.	5,424	58,850
	Ameristar Casinos, Inc.	13,580	426,276
*	AnnTaylor Stores Corp.	17,400	529,830
	Arbitron, Inc.	2,200	87,670
	Arctic Cat, Inc.	5,300	56,551
	Ark Restaurants Corp.	600	22,080
	ArvinMeritor, Inc.	31,600	319,476
	Asbury Automotive Group, Inc.	14,400	241,056
* #	Audible, Inc.	6,073	70,022
*	Audiovox Corp. Class A	1,700	21,709
*	AutoNation, Inc.	83,008	1,369,632
* #	Avatar Holdings, Inc.	4,100	178,596
*	Bakers Footwear Group, Inc.	2,300	6,325
*	Ballantyne of Omaha, Inc.	5,800	33,698
*	Bally Technologies, Inc.	3,800	158,460
	Barnes & Noble, Inc.	21,500	826,675
*	Barry (R.G.) Corp.	4,100	29,766
	Bassett Furniture Industries, Inc.	60	534
	Beasley Broadcast Group, Inc.	2,900	20,300
	Bebe Stores, Inc.	23,300	314,550
* #	Bed Bath and Beyond, Inc.	6,600	207,570
	Belo Corp. Class A	42,800	708,768

1

*	Benihana, Inc.	3,100	44,950
*	Benihana, Inc. Class A	3,600	50,400
#	Best Buy Co., Inc.	4,700	239,935
	Big 5 Sporting Goods Corp.	2,920	47,976
* #	Big Dog Holdings, Inc.	3,900	59,904
* #	Big Lots, Inc.	9,500	177,365
*	BJ’s Restaurants, Inc.	11,700	208,143
	Black & Decker Corp.	2,680	221,502
#	Blockbuster, Inc. Class A	41,200	147,084
*	Blockbuster, Inc. Class B	33,900	102,039
*	Blue Nile, Inc.	1,800	132,858
* #	Bluegreen Corp.	6,800	48,824
	Blyth, Inc.	14,654	288,244
	Bob Evans Farms, Inc.	16,200	499,608
#	Bon-Ton Stores, Inc.	1,000	11,680
	Books-A-Million, Inc.	7,900	95,511
	Borders Group, Inc.	4,300	53,793
	BorgWarner, Inc.	6,000	579,660
	Bowl America, Inc. Class A	1,600	25,440
	Boyd Gaming Corp.	23,900	925,408
*	Bright Horizons Family Solutions, Inc.	2,620	99,010
	Brinker International, Inc.	8,450	194,603
	Brown Shoe Company, Inc.	13,200	224,004
	Brunswick Corp.	31,700	646,363
	Buckle, Inc.	7,150	252,466
* #	Buffalo Wild Wings, Inc.	3,400	98,294
* #	Build-A-Bear-Workshop, Inc.	6,300	99,351
#	Building Materials Holding Corp.	2,900	16,588
#	Bunge, Ltd.	7,100	797,614
* #	Cabela’s, Inc.	24,300	401,922
*	Cache, Inc.	7,500	100,425
* #	California Coastal Communities, Inc.	3,660	21,594
* #	California Pizza Kitchen, Inc.	13,050	207,625
	Callaway Golf Co.	27,000	460,620
	Canterbury Park Holding Corp.	1,500	16,575
*	Career Education Corp.	8,400	241,332
* #	CarMax, Inc.	7,600	173,812
#	Carmike Cinemas, Inc.	5,900	69,620
	Carnival Corp.	16,208	731,305
*	Carriage Services, Inc.	9,250	98,697
* #	Carter’s, Inc.	19,700	441,871
*	Casual Male Retail Group, Inc.	14,500	89,900
	Cato Corp. Class A	13,800	207,828
*	Cavalier Homes, Inc.	7,900	16,116
*	Cavco Industries, Inc.	3,211	121,183
	CBRL Group, Inc.	3,900	130,494
	CBS Corp. Class A	3,700	101,565
	CBS Corp. Class B	50,160	1,375,889
* #	CEC Entertainment, Inc.	6,500	185,250
#	Centex Corp.	17,600	367,136
* #	Champion Enterprises, Inc.	26,000	234,520
#	Charles and Colvard, Ltd.	4,900	11,613
*	Charlotte Russe Holding, Inc.	7,500	123,450
* #	Charter Communications, Inc.	42,600	56,232
* #	Cheesecake Factory, Inc.	21,300	496,077

2

#	Cherokee, Inc.	1,858	58,546
*	Chicos FAS, Inc.	10,600	119,886
* #	Chipotle Mexican Grill, Inc.	1,000	133,150
*	Chipotle Mexican Grill, Inc. Class B	1,000	115,520
	Choice Hotels International, Inc.	2,400	83,160
#	Christopher & Banks Corp.	13,300	214,396
*	Chromcraft Revington, Inc.	300	1,455
	Churchill Downs, Inc.	6,834	358,648
	Circuit City Stores, Inc.	48,600	314,442
#	Citadel Broadcasting Co.	44,993	103,484
* #	Citi Trends, Inc.	2,600	40,170
	CKE Restaurants, Inc.	8,900	130,118
*	CKX, Inc.	16,900	204,997
	Clear Channel Communications, Inc.	13,300	477,470
	Coachmen Industries, Inc.	1,300	6,851
	Coast Distribution System, Inc.	600	4,026
	Cobra Electronics Corp.	400	2,176
*	Coinstar, Inc.	8,400	219,492
* #	Coldwater Creek, Inc.	12,800	105,600
#	Collectors Universe, Inc.	3,700	51,800
#	Columbia Sportswear Co.	13,400	643,334
*	Comcast Corp. Class A	123,218	2,530,898
*	Comcast Corp. Special Class A Non-Voting	60,100	1,214,621
*	Concord Camera Corp.	2,248	6,407
* #	Conn’s, Inc.	10,600	191,860
	Cooper Tire & Rubber Co.	28,511	438,499
*	Corinthian Colleges, Inc.	28,265	493,507
	Courier Corp.	6,144	201,953
*	Cox Radio, Inc.	17,500	206,150
#	CPI Corp.	800	22,208
	Craftmade International, Inc.	1,800	14,310
* #	Crown Media Holdings, Inc.	10,236	74,416
* #	CSK Auto Corp.	11,000	107,250
	CSS Industries, Inc.	4,800	189,984
*	Cumulus Media, Inc. Class A	4,900	41,209
*	Cybex International, Inc.	7,800	36,270
*	Cycle Country Accessories Corp.	2,700	4,941
	Darden Restaurants, Inc.	3,500	139,265
*	Deckers Outdoor Corp.	2,000	288,340
*	dELiA*s, Inc.	1,200	4,080
	Delta Apparel, Inc.	3,900	38,337
*	Denny’s Corp.	2,900	11,890
*	Design Within Reach, Inc.	6,018	23,831
	DeVry, Inc.	9,500	522,310
*	DG Fastchannel, Inc.	6,692	130,896
*	Diedrich Coffee, Inc.	2,316	8,453
#	Dillards, Inc. Class A	26,900	548,491
*	Discovery Holding Co. Class A	62,600	1,531,196
* #	Discovery Holding Co. Class B	2,600	69,563
	Disney (Walt) Co.	63,200	2,095,080
*	Dixie Group, Inc.	2,600	23,400
*	Dollar Tree Stores, Inc.	6,200	177,692
*	Dorman Products, Inc.	8,109	113,607
#	Dover Downs Gaming & Entertainment, Inc.	4,250	46,962
	Dover Motorsports, Inc.	7,800	53,040

3

	Dow Jones & Co., Inc.	1,100	65,725
*	Drew Industries, Inc.	7,800	213,096
*	drugstore.com, Inc.	37,700	115,362
	DRYCLEAN USA, Inc.	1,100	1,760
#	E.W. Scripps Co.	7,100	308,495
#	Eastman Kodak Co.	11,000	258,280
	Educational Development Corp.	1,100	6,050
*	Einstein Noah Restaurant Group, Inc.	2,700	48,195
*	Emerson Radio Corp.	9,960	13,944
#	Emmis Communications Corp. Class A	13,500	58,185
*	Enova Systems, Inc.	1,200	4,380
	Entercom Communications Corp.	12,050	196,294
*	Entravision Communications Corp.	28,300	211,684
* #	Escala Group, Inc.	5,400	11,340
	Escalade, Inc.	2,604	24,373
#	Ethan Allen Interiors, Inc.	15,000	428,400
*	Expedia, Inc.	47,300	1,541,980
	Family Dollar Stores, Inc.	13,400	315,570
*	Famous Dave’s of America, Inc.	2,200	30,448
*	Finlay Enterprises, Inc.	2,900	8,613
*	Fisher Communications, Inc.	4,300	175,139
*	Flanigan’s Enterprises, Inc.	300	2,505
* #	Fleetwood Enterprises, Inc.	16,800	91,896
	Flexsteel Industries, Inc.	973	12,435
	Foot Locker, Inc.	54,368	709,502
*	Ford Motor Co.	150,700	1,131,757
	Fortune Brands, Inc.	8,670	664,555
*	Fossil, Inc.	9,700	420,398
*	Franklin Covey Co.	8,400	58,716
*	Franklin Electronic Publishers, Inc.	3,612	11,956
	Fred’s, Inc.	12,600	131,292
	Frisch’s Restaurants, Inc.	900	24,885
	FTD Group, Inc.	10,000	134,000
* #	Fuel Systems Solutions, Inc.	6,250	92,125
*	Full House Resorts, Inc.	8,010	22,268
#	Furniture Brands International, Inc.	23,400	237,042
*	Gaiam, Inc.	7,100	167,205
*	GameStop Corp. Class A	8,200	471,090
*	GameTech International, Inc.	5,000	38,850
* #	Gaming Partners International Corp.	1,700	13,668
* #	Gander Mountain Co.	8,044	39,013
	Gannett Co., Inc.	44,500	1,635,375
#	Gap, Inc.	29,700	605,880
*	Gaylord Entertainment Co.	11,200	471,072
*	Gemstar-TV Guide International, Inc.	47,240	278,716
	General Motors Corp.	42,060	1,254,650
*	Genesco, Inc.	6,000	186,000
* #	Gentek, Inc.	3,300	99,000
	Gentex Corp.	13,100	259,642
	Genuine Parts Co.	7,000	336,350
*	Getty Images, Inc.	10,860	316,569
*	G-III Apparel Group, Ltd.	9,080	130,480
*	Goodyear Tire & Rubber Co.	11,300	324,875
*	Gottschalks, Inc.	4,800	18,336
	Gray Television, Inc.	13,500	114,885

4

*	Great Wolf Resorts, Inc.	14,980	162,084
#	Group 1 Automotive, Inc.	11,200	301,056
* #	GSI Commerce, Inc.	5,200	135,824
	Guess?, Inc.	2,000	93,860
*	Gymboree Corp.	3,100	103,416
	H&R Block, Inc.	8,000	157,440
*	Hampshire Group, Ltd.	1,868	23,443
#	Handleman Co.	7,876	17,406
*	Hanesbrands, Inc.	2,900	81,867
	Harley-Davidson, Inc.	3,200	153,664
#	Harman International Industries, Inc.	1,600	117,760
	Harrah’s Entertainment, Inc.	14,500	1,277,015
*	Harris Interactive, Inc.	12,400	51,956
	Harte-Hanks, Inc.	16,800	282,240
*	Hartmarx Corp.	4,900	19,600
	Hasbro, Inc.	6,800	188,836
*	Hastings Entertainment, Inc.	1,695	15,323
#	Haverty Furniture Co., Inc.	4,900	41,650
	Haverty Furniture Co., Inc. Class A	800	6,848
*	Hawk Corp.	3,500	55,860
*	Hayes Lemmerz International, Inc.	43,831	181,022
	Hearst-Argyle Television, Inc.	18,100	354,398
* #	Hibbett Sporting Goods, Inc.	2,300	49,266
*	Hollywood Media Corp.	13,492	35,889
#	Home Depot, Inc.	52,800	1,507,968
* #	Home Solutions of America, Inc.	17,500	18,550
	Hooker Furniture Corp.	5,174	87,027
*	Hot Topic, Inc.	6,700	42,277
*	IAC/InterActiveCorp.	73,787	2,053,492
*	Iconix Brand Group, Inc.	21,144	481,872
	Idearc, Inc.	3,755	71,045
#	IHOP Corp.	4,900	248,626
	ILX Resorts, Inc.	500	3,000
*	Image Entertainment, Inc.	5,300	20,776
*	Infosonics Corp.	4,100	8,364
	Interactive Data Corp.	14,400	449,712
	Interface, Inc. Class A	11,955	208,495
	International Speedway Corp. Class A	7,100	302,531
*	Interpublic Group of Companies, Inc.	11,400	108,186
*	Interstate Hotels & Resorts, Inc.	11,800	55,106
*	INVESTools, Inc.	5,300	81,885
* #	iRobot Corp.	6,200	99,324
* #	Isle of Capri Casinos, Inc.	9,800	171,304
*	ITT Educational Services, Inc.	800	90,512
	J. Alexander’s Corp.	2,700	29,700
* #	J. Crew Group, Inc.	1,200	57,660
	J.C. Penney Co., Inc.	2,700	119,124
*	Jack in the Box, Inc.	5,400	161,730
	Jackson Hewitt Tax Service, Inc.	9,600	309,600
*	Jaclyn, Inc.	400	2,472
*	Jakks Pacific, Inc.	5,600	141,344
*	Jarden Corp.	29,419	775,485
*	Jennifer Convertibles, Inc.	400	1,580
*	Jo-Ann Stores, Inc.	11,500	189,290
#	Johnson Controls, Inc.	13,200	509,784

5

	Johnson Outdoors, Inc.	3,696	85,156
	Jones Apparel Group, Inc.	32,300	602,072
* #	Jos. A. Bank Clothiers, Inc.	7,625	197,411
	Journal Communications, Inc. Class A	8,900	80,990
#	Journal Register Co.	12,400	27,280
	Kellwood Co.	2,600	38,974
	Kenneth Cole Productions, Inc. Class A	4,500	84,870
	Kimball International, Inc. Class B	6,617	88,271
*	Knology, Inc.	3,169	42,591
*	Kohl’s Corp.	3,800	187,264
*	Kona Grill, Inc.	1,793	28,240
	Koss Corp.	1,400	28,000
*	KSW, Inc.	2,680	17,983
#	K-Swiss, Inc. Class A	9,900	179,685
	LaCrosse Footwear, Inc.	2,403	43,230
*	Lakeland Industries, Inc.	3,020	32,616
*	Lakes Entertainment, Inc.	9,241	61,360
#	Lamar Advertising Co.	2,600	135,226
#	Landry’s Restaurants, Inc.	1,500	35,430
*	Lazare Kaplan International, Inc.	3,800	35,720
#	La-Z-Boy, Inc.	20,600	112,476
* #	Leapfrog Enterprises, Inc.	11,500	77,050
* #	Lear Corp.	21,000	618,240
	Lee Enterprises, Inc.	13,400	187,600
#	Leggett & Platt, Inc.	69,300	1,426,194
*	Lenox Group, Inc.	6,600	18,546
	Libbey, Inc.	6,100	94,611
*	Liberty Global, Inc. Class A	9,888	401,651
*	Liberty Global, Inc. Series C	9,900	378,675
*	Liberty Media Holding Corp. Capital Class A	12,125	1,443,602
*	Liberty Media Holding Corp. Capital Class B	200	23,800
*	Liberty Media Holding Corp. Interactive Class A	153,119	3,085,348
*	Liberty Media Holding Corp. Interactive Class B	2,600	52,689
* #	LIFE TIME FITNESS, Inc.	3,800	206,416
#	Lifetime Brands, Inc.	6,500	83,330
#	Limited Brands, Inc.	12,900	259,032
*	Lin TV Corp.	12,800	143,616
*	Lincoln Educational Services	11,864	164,672
*	Live Nation, Inc.	33,000	442,860
#	Liz Claiborne, Inc.	20,700	519,363
* #	LKQ Corp.	10,728	426,009
*	Lodgenet Entertainment Corp.	3,600	69,120
*	Lodgian, Inc.	11,600	132,936
	Lowe’s Companies, Inc.	36,100	881,201
*	Luby’s, Inc.	12,800	139,904
*	Mace Security International, Inc.	3,950	8,137
	Macy’s, Inc.	50,190	1,488,133
*	Maidenform Brands, Inc.	5,646	73,793
#	Marine Products Corp.	14,861	109,377
* #	MarineMax, Inc.	7,800	127,530
* #	Martha Stewart Living Omnimedia, Inc.	2,000	20,300
*	Marvel Entertainment, Inc.	2,900	80,330
#	Mattel, Inc.	14,400	287,712
	Matthews International Corp. Class A	7,933	350,163
*	McCormick & Schmick’s Seafood Restaurants, Inc.	421	6,172

6

	McDonald’s Corp.	13,800	806,886
	MDC Holdings, Inc.	18,400	651,176
	Media General, Inc. Class A	9,000	222,930
*	Mediacom Communications Corp.	7,500	33,825
	Meredith Corp.	3,500	192,675
*	MGM Mirage	6,700	579,550
*	Midas, Inc.	2,600	42,588
	Modine Manufacturing Co.	15,200	308,256
* #	Mohawk Industries, Inc.	19,200	1,544,448
	Monaco Coach Corp.	2,500	22,575
*	Monarch Casino & Resort, Inc.	4,892	125,137
	Monro Muffler Brake, Inc.	9,808	206,655
*	Morgans Hotel Group	4,200	77,658
*	Morningstar, Inc.	1,065	86,638
*	Morton’s Restaurant Group, Inc.	7,500	86,100
*	Mothers Work, Inc.	1,400	23,828
	Movado Group, Inc.	9,700	268,690
*	Movie Star, Inc.	6,600	11,880
*	MTR Gaming Group, Inc.	10,200	70,584
* #	Multimedia Games, Inc.	11,722	93,073
*	Nathan’s Famous, Inc.	1,811	31,674
*	National Lampoon, Inc.	1,000	2,500
	National Presto Industries, Inc.	2,100	113,736
#	Nautilus Group, Inc.	10,900	62,675
* #	Navarre Corp.	10,126	21,366
* #	Netflix, Inc.	16,900	390,390
*	Nevada Gold & Casinos, Inc.	1,000	1,480
	New Frontier Media, Inc.	8,295	40,231
#	Newell Rubbermaid, Inc.	8,100	216,918
	News Corp. Class A	76,260	1,606,798
	News Corp. Class B	44,344	961,378
	NIKE, Inc. Class B	1,200	78,780
*	Nobel Learning Communities, Inc.	1,815	26,299
	Nobility Homes, Inc.	600	11,412
#	Noble International, Ltd.	5,744	93,742
#	Nordstrom, Inc.	2,800	93,912
* #	Nutri/System, Inc.	2,600	65,390
* #	NVR, Inc.	200	98,400
*	Office Depot, Inc.	9,500	162,830
	OfficeMax, Inc.	24,400	608,292
	Omnicom Group, Inc.	400	19,500
#	Orleans Homebuilders, Inc.	4,800	24,192
	O’Charleys, Inc.	10,410	155,213
*	O’Reilly Automotive, Inc.	23,400	768,924
*	Outdoor Channel Holdings, Inc.	11,600	80,968
*	Overstock.com, Inc.	3,000	69,510
#	Oxford Industries, Inc.	6,800	168,436
*	P & F Industries, Inc. Class A	1,046	7,312
*	Pacific Sunwear of California, Inc.	20,100	329,238
* #	Palm Harbor Homes, Inc.	10,895	122,896
*	Panera Bread Co.	3,900	156,273
*	Papa John’s International, Inc.	2,100	49,455
* #	PC Mall, Inc.	6,200	67,394
*	Penn National Gaming, Inc.	4,900	291,795
	Pennichuck Corp.	1,649	41,505

7

	Penske Automotive Group, Inc.	42,530	850,600
*	Perry Ellis International, Inc.	8,000	128,960
*	PetMed Express, Inc.	3,500	44,590
	PETsMART, Inc.	11,515	327,947
	Phillips-Van Heusen Corp.	11,300	479,346
*	Phoenix Footwear Group, Inc.	4,000	5,920
*	Pinnacle Entertainment, Inc.	28,200	774,090
* #	Playboy Enterprises, Inc. Class A	1,600	14,784
*	Playboy Enterprises, Inc. Class B	13,600	127,976
* #	PokerTek, Inc.	2,519	18,615
#	Polaris Industries, Inc.	2,600	118,456
	Polo Ralph Lauren Corp.	2,300	158,654
*	Pomeroy IT Solutions, Inc.	2,600	18,356
* #	Premier Exhibitions, Inc.	3,500	38,080
#	Pre-Paid Legal Services, Inc.	2,000	100,020
* #	Priceline.com, Inc.	3,400	386,920
	PRIMEDIA, Inc.	8,733	71,611
*	Princeton Review, Inc.	8,800	66,792
* #	Progressive Gaming International Corp.	17,200	41,280
*	Proliance International, Inc.	4,200	11,634
*	QEP Co., Inc.	1,500	15,675
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	7,100	4,473
*	Quiksilver, Inc.	46,960	497,776
*	R.H. Donnelley Corp.	13,700	608,554
*	Radio One, Inc. Class D	36,652	74,770
#	RadioShack Corp.	3,600	66,600
*	Rainmaker Systems, Inc.	7,451	51,039
*	RC2 Corp.	8,462	246,075
	RCN Corp.	14,800	214,896
*	Reading International, Inc. Class A	5,000	50,000
*	Red Lion Hotels Corp.	1,000	9,600
*	Red Robin Gourmet Burgers, Inc.	6,900	272,964
* #	RedEnvelope, Inc.	3,400	18,496
*	Regent Communications, Inc.	2,900	6,003
	Regis Corp.	20,760	610,136
*	Rentrak Corp.	2,950	41,300
*	Restoration Hardware, Inc.	6,000	42,360
* #	Retail Ventures, Inc.	6,700	46,498
*	Riviera Holdings Corp.	400	10,920
*	Rockford Corp.	3,495	6,745
*	Rocky Brands, Inc.	2,700	18,900
	Ross Stores, Inc.	5,908	155,853
*	Rubio’s Restaurants, Inc.	3,900	38,103
	Ruby Tuesday, Inc.	10,500	137,655
	Russ Berrie & Co., Inc.	3,300	54,780
*	Ruth’s Chris Steak House, Inc.	3,000	36,300
	Ryland Group, Inc.	14,500	333,500
*	Saga Communications, Inc. Class A	6,260	42,756
	Saks, Inc.	32,300	665,380
	Salem Communications Corp.	6,915	55,320
*	Sally Beauty Holdings, Inc.	1,700	15,487
	Sauer-Danfoss, Inc.	17,900	434,970
*	Scholastic Corp.	16,100	567,364
*	Scientific Games Corp.	3,300	106,887
#	Sealy Corp.	8,300	108,232

8

* #	Sears Holdings Corp.	6,300	664,713
	Service Corp. International	78,200	1,038,496
#	Sherwin-Williams Co.	2,800	175,924
	Shiloh Industries, Inc.	7,307	71,974
* #	Shuffle Master, Inc.	3,225	43,118
*	Silverleaf Resorts, Inc.	9,700	50,828
	Sinclair Broadcast Group, Inc. Class A	21,000	217,350
* #	Sirius Satellite Radio, Inc.	6,800	26,044
*	Skechers U.S.A., Inc. Class A	6,400	144,960
	Skyline Corp.	3,700	125,430
* #	Smith & Wesson Holding Corp.	5,100	50,796
	Snap-On, Inc.	15,700	767,416
	Sonesta International Hotels Corp. Class A	1,000	40,500
	Sonic Automotive, Inc.	14,400	332,784
*	Sonic Corp.	6,700	163,480
#	Sotheby’s Class A	2,200	82,390
*	Source Interlink Companies, Inc.	15,583	31,322
* #	Spanish Broadcasting System, Inc.	15,926	30,578
#	Spartan Motors, Inc.	8,775	87,574
	Speedway Motorsports, Inc.	20,000	675,000
*	Sport Chalet, Inc. Class A	5,273	39,495
	Sport Supply Group, Inc.	4,000	40,800
	Stage Stores, Inc.	18,250	308,790
*	Stamps.com, Inc.	8,000	101,600
	Standard Motor Products, Inc.	1,200	8,892
	Staples, Inc.	8,300	196,710
	Starwood Hotels & Resorts Worldwide, Inc.	6,000	322,080
	Steinway Musical Instruments, Inc.	600	16,950
* #	Steven Madden, Ltd.	9,300	211,389
	Stewart Enterprises, Inc.	10,300	84,460
*	Stoneridge, Inc.	10,200	84,864
	Strattec Security Corp.	1,600	71,040
	Strayer Education, Inc.	1,326	239,820
	Sturm Ruger & Co., Inc.	7,300	67,525
*	Sun-Times Media Group, Inc. Class A	10,600	11,024
#	Superior Industries International, Inc.	11,300	209,276
	Superior Uniform Group, Inc.	3,277	37,030
#	Syms Corp.	700	11,340
* #	Syntax-Brillian Corp.	17,700	51,507
	Systemax, Inc.	15,660	309,285
	Tandy Brand Accessories, Inc.	2,925	27,758
*	Tandy Leather Factory, Inc.	4,900	20,090
#	Target Corp.	9,900	594,594
* #	Tarragon Corp.	9,000	15,300
*	Tarrant Apparel Group	3,100	3,472
#	Tempur-Pedic International, Inc.	3,900	115,791
*	Tenneco Automotive, Inc.	11,000	325,490
*	Texas Roadhouse, Inc.	15,600	196,404
*	The Children’s Place Retail Stores, Inc.	3,600	102,456
*	The DIRECTV Group, Inc.	4,400	109,428
* #	The Dress Barn, Inc.	12,600	178,164
	The Marcus Corp.	2,000	36,040
#	The McClatchey Co.	12,700	171,577
	The Men’s Wearhouse, Inc.	4,700	162,244
#	The New York Times Co. Class A	21,300	351,450

9

	The Pep Boys - Manny, Moe & Jack	19,300	210,949
	The Stanley Works	3,600	187,740
* #	The Steak n Shake Co.	14,000	161,980
	The TJX Companies, Inc.	11,000	322,740
#	Thor Industries, Inc.	5,600	197,400
#	Tiffany & Co.	4,500	208,935
	Tim Hortons, Inc.	2,302	88,466
*	Timberland Co. Class A	8,700	141,636
	Time Warner, Inc.	276,981	4,780,692
* #	TiVo, Inc.	13,100	98,119
* #	Toll Brothers, Inc.	25,600	529,152
*	Tractor Supply Co.	9,200	377,384
	Traffix, Inc.	7,831	47,847
*	Trans World Entertainment Corp.	2,100	11,466
	Triarc Companies, Inc. Class A	4,300	36,335
	Triarc Companies, Inc. Class B	7,200	60,552
	Tribune Co.	12,348	383,282
*	Triple Crown Media, Inc.	1,130	5,130
*	True Religion Apparel, Inc.	5,800	101,036
* #	Trump Entertainment Resorts, Inc.	9,900	51,183
*	TRW Automotive Holdings Corp.	39,200	880,040
	Tupperware Corp.	7,200	251,136
* #	Tween Brands, Inc.	6,600	166,188
* #	Under Armour, Inc. Class A	1,100	54,648
	Unifirst Corp.	7,000	261,590
*	Universal Electronics, Inc.	5,700	210,615
*	Universal Technical Institute, Inc.	7,450	131,343
*	Urban Outfitters, Inc.	5,900	154,580
	V.F. Corp.	4,000	299,160
* #	Vail Resorts, Inc.	6,900	383,019
* #	Valassis Communications, Inc.	18,200	224,406
	Value Line, Inc.	700	28,952
* #	ValueVision Media, Inc. Class A	14,400	94,752
* #	Varsity Group, Inc.	2,600	728
* #	VCG Holding Corp.	6,400	65,600
*	Viacom, Inc. Class A	1,000	42,000
*	Viacom, Inc. Class B	8,400	352,968
	Virco Manufacturing Corp.	3,150	25,011
	Virgin Media, Inc.	4,500	85,500
	Visteon Corp.	11,200	49,280
*	Volcom, Inc.	1,700	45,849
*	Voyager Learning Co.	8,500	45,475
*	Warnaco Group, Inc.	22,700	837,630
#	Warner Music Group Corp.	3,100	23,405
	Washington Post Co.	200	161,300
	Weight Watchers International, Inc.	3,500	167,125
*	Wells-Gardner Electronics Corp.	3,995	6,831
	Wendy’s International, Inc.	13,500	378,405
*	West Marine, Inc.	9,000	79,470
	Westwood One, Inc.	29,400	56,154
	Weyco Group, Inc.	2,500	68,450
#	Whirlpool Corp.	7,146	578,540
	Wiley (John) & Sons, Inc. Class A	5,200	219,180
*	Williams Controls, Inc.	768	13,417
#	Williams-Sonoma, Inc.	10,200	296,922

10

*	Wilsons The Leather Experts, Inc.	15,500	16,895
*	Winmark Corp.	391	8,406
#	Winnebago Industries, Inc.	2,600	55,952
* #	WMS Industries, Inc.	11,400	380,760
	Wolverine World Wide, Inc.	12,300	304,671
	World Wrestling Entertainment, Inc.	5,700	89,832
* #	WorldSpace, Inc. Class A	4,800	16,752
	Wyndham Worldwide Corp.	50,160	1,463,167
	Wynn Resorts, Ltd.	2,200	279,268
	Xerium Technologies, Inc.	1,300	7,735
	XM Satellite Radio Holdings, Inc.	6,700	104,520
*	Young Broadcasting, Inc. Class A	2,300	3,243
* #	Zale Corp.	25,300	452,617
* #	Zumiez, Inc.	2,700	75,060
Total Consumer Discretionary			129,499,681

Consumer Staples — (5.3%)
	Alberto-Culver Co.	24,500	626,220
	Alico, Inc.	2,482	110,176
*	Alliance One International, Inc.	22,800	94,164
	Altria Group, Inc.	46,200	3,583,272
#	American Italian Pasta Co.	4,600	33,350
#	Andersons, Inc.	8,800	373,296
	Archer-Daniels-Midland Co.	19,218	698,574
	Arden Group, Inc. Class A	1,100	158,411
*	BJ’s Wholesale Club, Inc.	10,500	393,225
*	Boston Beer Co., Inc. Class A	1,900	63,061
*	Bridgford Foods Corp.	900	6,264
	Brown-Forman Corp. Class A	1,000	73,480
	Brown-Forman Corp. Class B	2,400	169,536
*	Cagle’s, Inc. Class A	2,200	19,030
#	Calavo Growers, Inc.	5,203	96,932
#	Cal-Maine Foods, Inc.	8,000	197,040
* #	Caribou Coffee Co.	8,886	40,698
	Casey’s General Stores, Inc.	25,200	730,800
	CCA Industries, Inc.	900	8,766
*	Central European Distribution Corp.	11,658	582,900
*	Central Garden & Pet Co.	9,213	49,474
*	Central Garden & Pet Co. Class A	10,226	53,686
*	Chattem, Inc.	1,400	99,274
#	Chiquita Brands International, Inc.	20,008	383,954
#	Church & Dwight Co., Inc.	6,800	381,616
	Coca-Cola Bottling Co. Consolidated	3,300	187,242
	Coca-Cola Enterprises, Inc.	135,360	3,515,299
*	Coffee Holding Co, Inc.	2,900	14,036
	ConAgra, Inc.	27,500	688,050
*	Constellation Brands, Inc. Class A	53,520	1,260,396
	Corn Products International, Inc.	18,800	739,404
#	Costco Wholesale Corp.	6,126	412,892
*	Cuisine Solutions, Inc.	3,100	13,795
	CVS Caremark Corp.	87,809	3,520,263
*	Darling International, Inc.	20,000	205,000
#	Dean Foods Co.	8,300	207,002
	Del Monte Foods Co.	85,800	755,040
	Diamond Foods, Inc.	6,170	123,462

11

*	Elizabeth Arden, Inc.	11,600	278,748
*	Energizer Holdings, Inc.	800	90,904
	Estee Lauder Companies, Inc.	2,700	121,176
	Farmer Brothers Co.	7,600	174,724
	Flowers Foods, Inc.	20,051	465,785
	General Mills, Inc.	9,300	559,395
	Golden Enterprises, Inc.	1,699	5,165
#	Great Atlantic & Pacific Tea, Inc.	16,000	480,800
* #	Green Mountain Coffee, Inc.	4,800	156,576
	Griffin Land & Nurseries, Inc. Class A	100	3,473
*	Hain Celestial Group, Inc.	19,700	651,676
*	Hansen Natural Corp.	1,200	52,092
	Hormel Foods Corp.	6,789	269,863
#	Imperial Sugar Co.	5,600	127,792
	Ingles Market, Inc. Class A	3,800	90,402
*	Integrated Biopharma, Inc.	900	2,790
	Inter Parfums, Inc.	8,300	151,641
	J & J Snack Foods Corp.	8,516	275,748
	J.M. Smucker Co.	22,783	1,119,329
*	Katy Industries, Inc.	1,000	1,350
	Kraft Foods, Inc.	96,728	3,341,952
	Lancaster Colony Corp.	9,600	369,792
	Lance, Inc.	14,429	299,257
* #	Lifeway Foods, Inc.	2,000	20,360
	Longs Drug Stores Corp.	16,900	894,348
#	Mannatech, Inc.	6,922	43,678
* #	Maui Land & Pineapple Co., Inc.	3,400	95,710
	McCormick & Co., Inc.	3,600	137,556
* #	Medifast, Inc.	3,600	15,156
#	MGP Ingredients, Inc.	5,600	46,032
#	Molson Coors Brewing Co.	40,000	2,153,600
	Molson Coors Brewing Co. Class A	400	22,400
#	Nash Finch Co.	5,800	207,002
#	National Beverage Corp.	16,760	124,024
*	Natrol, Inc.	5,903	25,678
*	Natural Alternatives International, Inc.	1,374	11,033
* #	Natural Health Trends Corp.	5,200	8,268
*	NBTY, Inc.	10,900	325,583
	Nu Skin Enterprises, Inc. Class A	15,500	274,195
	Oil-Dri Corp. of America	2,125	46,049
*	Omega Protein Corp.	5,500	39,600
*	Orchids Paper Products Co.	1,900	14,250
*	Pantry, Inc.	7,100	204,409
* #	Parlux Fragrances, Inc.	5,900	23,718
*	Pathmark Stores, Inc.	11,877	153,213
* #	Peet’s Coffee & Tea, Inc.	5,416	144,716
	Pepsi Bottling Group, Inc.	13,000	554,710
	PepsiAmericas, Inc.	25,100	849,635
*	Performance Food Group Co.	15,000	415,350
	Pilgrim’s Pride Corp.	26,700	696,336
*	Prestige Brands Holdings, Inc.	23,100	192,192
	PriceSmart, Inc.	10,410	310,530
	Procter & Gamble Co.	74,000	5,476,000
*	Pyramid Breweries, Inc.	3,787	9,127
	Ralcorp Holdings, Inc.	5,800	356,062

12

	Reddy Ice Holdings, Inc.	6,700	174,803
*	Redhook Ale Brewery, Inc.	3,700	23,606
#	Reliv International, Inc.	1,800	14,184
* #	Revlon, Inc.	13,629	15,673
	Reynolds American, Inc.	8,900	623,178
* #	Rite Aid Corp.	82,100	305,412
	Rocky Mountain Chocolate Factory, Inc.	630	11,038
	Ruddick Corp.	17,700	633,483
	Safeway, Inc.	25,100	873,480
#	Sanderson Farms, Inc.	7,300	226,738
*	Sanfilippo (John B.) & Son, Inc.	2,800	23,744
	Sara Lee Corp.	19,000	319,770
	Schiff Nutrition International, Inc.	2,800	15,680
*	Seneca Foods Corp. Class A	2,405	61,808
*	Seneca Foods Corp. Class B	954	24,613
*	Smithfield Foods, Inc.	67,694	2,034,205
	Spartan Stores, Inc.	9,000	202,500
* #	Spectrum Brands, Inc.	25,000	129,250
* #	Star Scientific, Inc.	6,100	5,795
	Stephan Co.	1,500	4,942
	SUPERVALU, Inc.	46,801	1,959,558
	The Kroger Co.	9,100	261,625
*	Tofutti Brands, Inc.	700	2,030
	Tootsie Roll Industries, Inc.	13,339	328,673
* #	TreeHouse Foods, Inc.	13,600	320,552
	Tyson Foods, Inc. Class A	62,500	931,875
*	United Natural Foods, Inc.	9,200	269,468
	United-Guardian, Inc.	1,200	12,192
	Universal Corp.	13,000	697,840
* #	USANA Health Services, Inc.	800	33,344
#	Vector Group, Ltd.	6,541	144,033
	Village Super Market, Inc.	835	44,748
	Walgreen Co.	11,500	420,785
	Wal-Mart Stores, Inc.	42,300	2,026,170
	WD-40 Co.	7,699	305,419
	Weis Markets, Inc.	10,500	429,660
#	Whole Foods Market, Inc.	3,100	133,331
* #	Winn-Dixie Stores, Inc.	24,483	462,974
*	Zapata Corp.	4,600	32,706
Total Consumer Staples			58,190,915

Energy — (8.3%)
*	Abraxas Petroleum Corp.	7,400	25,160
	Adams Resources & Energy, Inc.	1,193	29,706
* #	Allis-Chalmers Energy, Inc.	19,700	298,455
#	Alon USA Energy, Inc.	16,100	447,902
*	Alpha Natural Resources, Inc.	15,100	424,310
* #	American Oil & Gas, Inc.	17,700	113,988
	Anadarko Petroleum Corp.	32,200	1,822,520
	Apache Corp.	19,300	1,868,047
	Arch Coal, Inc.	8,400	318,024
* #	Arena Resources, Inc.	3,400	127,806
	Atlas America, Inc.	9,363	531,631
* #	ATP Oil & Gas Corp.	3,400	151,572
*	Atwood Oceanics, Inc.	3,700	322,825

13

* #	Aurora Oil & Gas Corp.	10,600	14,310
	Barnwell Industries, Inc.	1,500	20,640
* #	Basic Energy Services, Inc.	17,900	349,050
	Berry Petroleum Corp. Class A	10,600	438,416
* #	Bill Barret Corp.	14,800	571,280
	BJ Services Co.	10,000	245,800
*	Bois d’Arc Energy, Inc.	32,300	633,080
* #	Bolt Technology Corp.	1,100	42,977
*	Boots & Coots International Well Control, Inc.	21,900	27,813
* #	BPZ Resources, Inc.	7,000	79,800
*	Brigham Exploration Co.	21,800	150,638
* #	Bristow Group, Inc.	11,000	605,000
*	Bronco Drilling Co., Inc.	12,000	172,320
	Cabot Oil & Gas Corp.	14,100	485,322
*	Callon Petroleum Co.	4,200	62,790
* #	Cameron International Corp.	2,800	261,044
	CARBO Ceramics, Inc.	5,800	230,260
*	Carrizo Oil & Gas, Inc.	5,800	281,010
* #	Cheniere Energy, Inc.	5,000	174,000
	Chesapeake Energy Corp.	28,400	1,074,940
	Chevron Corp.	69,800	6,126,346
	Cimarex Energy Co.	31,500	1,216,845
	CKX Lands, Inc.	200	2,486
*	Clayton Williams Energy, Inc.	4,900	140,924
*	CNX Gas Corp.	4,500	138,600
* #	Commerce Energy Group, Inc.	1,600	2,912
*	Complete Production Services, Inc.	36,800	652,096
*	Comstock Resources, Inc.	20,100	673,350
	ConocoPhillips	111,300	8,908,452
	CONSOL Energy, Inc.	2,000	118,560
* #	Contango Oil & Gas Co.	2,150	101,480
	Crosstex Energy, Inc.	4,000	143,600
* #	Dawson Geophysical Co.	2,550	170,901
	Delek US Holdings, Inc.	26,400	486,816
*	Delta Petroleum Corp.	22,781	350,144
*	Denbury Resources, Inc.	6,600	351,912
	Devon Energy Corp.	30,200	2,500,862
#	Diamond Offshore Drilling, Inc.	3,800	442,434
*	Dresser-Rand Group, Inc.	4,200	149,520
* #	Dril-Quip, Inc.	7,700	434,434
* #	Dune Energy, Inc.	20,200	40,602
* #	Edge Petroleum Corp.	13,300	78,470
*	Encore Acquisition Co.	24,600	800,730
* #	Endeavour International Corp.	16,800	20,664
*	Energy Partners, Ltd.	10,700	132,466
	ENSCO International, Inc.	8,600	463,110
	EOG Resources, Inc.	7,300	604,294
* #	Evergreen Energy, Inc.	22,300	81,841
*	Evolution Petroleum Corp.	10,013	41,053
*	EXCO Resources, Inc.	45,700	638,886
*	Exterran Holdings, Inc.	6,673	534,107
	Exxon Mobil Corp.	74,400	6,633,504
*	FieldPoint Petroleum Corp.	1,800	2,088
*	FMC Technologies, Inc.	1,600	88,928
*	Forest Oil Corp.	35,238	1,659,005

14

#	Foundation Coal Holdings, Inc.	3,900	177,216
	Frontier Oil Corp.	5,600	247,520
* #	FX Energy, Inc.	5,300	39,432
*	Gasco Energy, Inc.	31,600	62,568
* #	Global Industry, Ltd.	2,100	46,557
* #	GMX Resources, Inc.	5,500	175,945
* #	Goodrich Petroleum Corp.	2,800	68,404
*	Grant Prideco, Inc.	3,800	182,780
* #	Grey Wolf, Inc.	83,700	425,196
	Gulf Island Fabrication, Inc.	6,573	209,087
*	Gulfmark Offshore, Inc.	7,600	337,744
*	Gulfport Energy Corp.	8,500	176,970
*	Harvest Natural Resources, Inc.	16,700	217,601
*	Helix Energy Solutions Group, Inc.	29,000	1,177,110
#	Helmerich & Payne, Inc.	40,300	1,392,365
*	Hercules Offshore, Inc.	900	22,509
	Hess Corp.	16,300	1,160,886
*	Hkn, Inc.	4,100	35,260
	Holly Corp.	3,000	145,350
*	Horizon Offshore, Inc.	12,470	211,242
*	Hornbeck Offshore Services, Inc.	11,800	485,806
*	Houston American Energy Corp.	3,000	8,910
	Hugoton Royalty Trust	41	943
*	Infinity, Inc.	7,000	3,500
* #	James River Coal Co.	7,400	54,760
	Lufkin Industries, Inc.	7,531	391,687
	Marathon Oil Corp.	19,000	1,062,100
*	Mariner Energy, Inc.	39,271	851,395
	MarkWest Hydrocarbon, Inc.	1,460	89,498
	Massey Energy Co.	29,700	1,008,315
*	Matrix Service Co.	6,560	171,150
*	McMoran Exploration Co.	5,600	65,856
*	Meridian Resource Corp.	44,920	78,161
*	Mitcham Industries, Inc.	3,719	67,686
#	Murphy Oil Corp.	6,000	429,120
*	NATCO Group, Inc. Class A	3,600	171,144
* #	National Coal Corp.	8,000	25,680
*	National-Oilwell, Inc.	9,600	654,240
*	Natural Gas Services Group	5,000	90,200
*	Newfield Exploration Co.	31,300	1,560,305
*	Newpark Resources, Inc.	45,400	244,252
* #	Ngas Resources, Inc.	8,165	50,623
#	NGP Capital Resources Co.	1	15
	Noble Energy, Inc.	17,000	1,224,680
	Occidental Petroleum Corp.	22,900	1,597,733
*	Oceaneering International, Inc.	3,400	216,954
*	Oil States International, Inc.	15,300	485,163
*	OMNI Energy Services Corp.	6,900	35,052
	Overseas Shipholding Group, Inc.	16,100	1,152,760
* #	Pacific Ethanol, Inc.	15,600	95,316
	Panhandle Royalty Co.	2,500	67,800
*	Parallel Petroleum Corp.	10,400	199,160
*	Parker Drilling Co.	40,900	292,435
	Patterson-UTI Energy, Inc.	61,200	1,153,620
	Peabody Energy Corp.	6,800	378,352

15

#	Penn Virginia Corp.	18,800	782,456
*	Petrohawk Energy Corp.	68,740	1,120,462
*	Petroleum Development Corp.	6,200	314,154
*	PetroQuest Energy, Inc.	23,100	306,999
*	PHI, Inc. (69336T106)	500	16,710
*	PHI, Inc. (69336T205)	6,443	205,467
*	Pioneer Drilling Co.	21,700	258,447
	Pioneer Natural Resources Co.	26,300	1,172,191
*	Plains Exploration & Production Co.	36,915	1,860,885
* #	PowerSecure International, Inc.	5,200	71,448
*	Pride International, Inc.	14,400	474,768
* #	Quest Resource Corp.	9,600	77,376
* #	Quicksilver Resources, Inc.	4,100	207,460
	Range Resources Corp.	9,300	378,324
*	Rentech, Inc.	58,000	120,640
#	Rowan Companies, Inc.	28,600	1,012,440
	Royale Energy, Inc.	3,000	7,770
#	RPC, Inc.	15,550	172,605
*	SEACOR Holdings, Inc.	9,300	842,301
	Smith International, Inc.	5,600	351,232
* #	Southwestern Energy Co.	4,700	233,919
	Spectra Energy Corp.	4,800	118,272
#	St. Mary Land & Exploration Co.	12,700	499,110
*	Stone Energy Corp.	11,900	537,880
* #	SulphCo, Inc.	11,200	59,360
#	Sunoco, Inc.	6,400	429,440
*	Superior Energy Services, Inc.	8,568	299,023
*	Superior Well Services, Inc.	10,745	208,346
*	Swift Energy Corp.	12,900	522,579
*	Syntroleum Corp.	6,600	8,316
* #	T-3 Energy Services, Inc.	5,000	252,050
	Tesoro Petroleum Corp.	12,600	619,668
* #	Teton Energy Corp.	6,800	28,356
*	TETRA Technologies, Inc.	23,000	363,630
*	TGC Industries, Inc.	4,230	38,281
	Tidewater, Inc.	25,700	1,256,473
* #	Toreador Resources Corp.	4,700	30,644
* #	Transmeridian Exploration, Inc.	9,000	15,930
* #	Trico Marine Services, Inc.	8,100	286,497
* #	Tri-Valley Corp.	3,700	22,903
* #	TXCO Resources, Inc.	16,780	202,199
*	Union Drilling, Inc.	10,375	131,762
*	Unit Corp.	18,600	831,792
* #	Uranium Resources, Inc.	5,800	68,788
#	USEC, Inc.	38,018	312,128
*	VAALCO Energy, Inc.	25,735	112,205
	Valero Energy Corp.	25,500	1,659,285
* #	Verenium Corp.	25,000	91,250
	W&T Offshore, Inc.	29,900	789,360
* #	Warren Resources, Inc.	28,865	368,317
* #	Westmoreland Coal Co.	1,180	19,057
*	Westside Energy Corp.	7,000	17,080
*	W-H Energy Services, Inc.	9,600	484,800
*	Whiting Petroleum Corp.	18,500	975,320
	World Fuel Services Corp.	9,800	310,072

16

	XTO Energy, Inc.	10,700	661,474
Total Energy			90,930,672

Financials — (20.9%)
*	1st Constitution Bancorp	636	9,540
	1st Independence Financial Group, Inc.	400	5,100
	1st Source Corp.	11,590	233,423
	21st Century Holding Co.	2,400	31,008
	Abigail Adams National Bancorp, Inc.	687	7,639
*	Abington Bancorp, Inc.	4,700	41,642
*	Access National Corp.	1,900	11,058
	Advance America Cash Advance Centers, Inc.	18,500	168,720
	Advanta Corp. Class A	6,100	56,852
	Advanta Corp. Class B	10,700	107,107
*	Affiliated Managers Group, Inc.	1,380	171,465
	Affirmative Insurance Holdings, Inc.	6,000	66,420
	AFLAC, Inc.	11,100	695,304
	Alabama National Bancorporation	7,887	609,586
	Alfa Corp.	27,202	587,835
*	Allegheny Corp.	3,842	1,571,378
	Alliance Bancorp, Inc. of Pennsylvania	3,113	24,375
	Alliance Financial Corp.	862	20,766
	Allstate Corp.	34,790	1,778,465
*	Alphatec Holdings, Inc.	13,610	62,470
*	AmComp, Inc.	89	880
	Amcore Financial, Inc.	10,473	246,115
	American Bancorp of New Jersey, Inc.	5,514	59,000
#	American Capital Strategies, Ltd.	41,580	1,563,824
	American Equity Investment Life Holding Co.	23,600	212,636
	American Financial Group, Inc.	45,800	1,338,276
*	American Independence Corp.	1,505	13,831
	American International Group, Inc.	190,030	11,046,444
	American National Bankshares, Inc.	1,505	30,627
	American National Insurance Co.	6,325	756,154
	American Physicians Capital, Inc.	1,050	44,058
	American River Bankshares	2,531	51,000
*	American Spectrum Realty, Inc.	200	3,600
	American West Bancorporation	8,916	161,825
* #	AmeriCredit Corp.	41,000	470,270
	Ameriprise Financial, Inc.	11,200	657,328
	Ameris Bancorp	5,736	96,537
*	Amerisafe, Inc.	8,500	129,710
*	AmeriServe Financial, Inc.	7,135	20,834
#	Anchor Bancorp Wisconsin, Inc.	10,016	254,607
	AON Corp.	15,000	749,550
	Appalachian Bancshares, Inc.	2,100	22,575
*	Argo Group International Holdings, Ltd.	5,900	233,109
	Arrow Financial Corp.	4,572	98,252
#	Asset Acceptance Capital Corp.	14,284	161,409
	Associated Banc-Corp.	52,877	1,438,783
#	Assurant, Inc.	24,508	1,603,558
#	ASTA Funding, Inc.	6,500	235,040
	Astoria Financial Corp.	22,100	553,384
*	Atlantic American Corp.	5,179	9,063
#	Atlantic Coast Federal Corp.	5,334	65,822

17

*	B of I Holding, Inc.	4,000	28,600
	Baldwin & Lyons, Inc. Class A	489	11,980
	Baldwin & Lyons, Inc. Class B	6,015	162,044
	BancFirst Corp.	6,014	281,215
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	4,057	100,776
	Bancorp Rhode Island, Inc.	1,600	57,456
	BancorpSouth, Inc.	49,740	1,216,640
#	BancTrust Financial Group, Inc.	800	9,760
	Bank Mutual Corp.	24,779	250,763
	Bank of America Corp.	328,870	15,170,773
#	Bank of Commerce Holdings	1,899	17,072
*	Bank of Florida Corp.	5,891	75,405
	Bank of Granite Corp.	5,325	61,504
	Bank of Hawaii Corp.	4,200	218,694
	Bank of New York Mellon Corp.	9,645	462,574
#	Bank of the Ozarks, Inc.	6,900	200,721
	BankFinancial Corp.	10,476	165,626
#	BankUnited Financial Corp. Class A	9,300	74,214
	Banner Corp.	7,200	215,712
	Bar Harbor Bankshares	500	15,850
#	BB&T Corp.	33,982	1,226,071
	BCB Bancorp, Inc.	2,100	34,335
*	Beach First National Bancshares, Inc.	900	15,021
	Bear Stearns Companies, Inc.	6,300	628,110
	Benjamin Franklin Bancorp, Inc.	3,000	39,540
	Berkshire Bancorp, Inc.	1,025	16,154
	Berkshire Hills Bancorp, Inc.	5,439	132,005
	Beverly Hills Bancorp, Inc.	8,577	46,487
	Beverly National Corp.	1,000	20,150
#	Blackrock, Inc.	6,600	1,309,242
*	BNCCORP., Inc.	700	10,619
	BOK Financial Corp.	12,100	662,354
#	Boston Private Financial Holdings, Inc.	22,507	619,843
	Brooke Corp.	5,800	40,194
	Brookline Bancorp, Inc.	27,194	278,738
	Brooklyn Federal Bancorp, Inc.	5,800	78,300
	Brown & Brown, Inc.	12,500	307,500
	Bryn Mawr Bank Corp.	1,768	39,674
	C&F Financial Corp.	1,400	50,890
	Cadence Financial Corp.	5,474	89,500
	California First National Bancorp	5,186	64,358
	Camco Financial Corp.	3,400	40,766
	Camden National Corp.	2,200	65,340
	Capital Bank Corp.	2,603	33,865
#	Capital City Bank Group, Inc.	7,800	226,434
#	Capital Corp. of the West	2,291	43,048
	Capital One Financial Corp.	25,648	1,367,295
	Capital Properties, Inc.	154	3,850
#	Capital Southwest Corp.	1,900	228,456
*	CapitalSouth Bancorp	1,000	9,850
#	Capitol Bancorp, Ltd.	5,000	100,200
#	Capitol Federal Financial	7,112	241,026
	Cardinal Financial Corp.	11,164	106,951
	Carrollton Bancorp	58	715
	Carver Bancorp, Inc.	500	7,250

18

	Cascade Bancorp	1,500	26,010
	Cascade Financial Corp.	5,500	75,130
	Cash America International, Inc.	12,000	431,760
* #	Cash Systems, Inc.	2,300	11,937
#	Cathay General Bancorp	30,229	876,036
*	CB Richard Ellis Group, Inc.	4,000	95,000
* #	Centennial Bank Holdings, Inc.	21,920	110,696
#	Center Bancorp, Inc.	5,951	71,174
	Center Financial Corp.	4,100	50,430
	Centerstate Banks of Florida, Inc.	2,980	37,161
	Central Bancorp, Inc.	300	6,823
	Central Pacific Financial Corp.	13,900	280,919
	Central Virginia Bankshares, Inc.	704	12,496
	Centrue Financial Corp.	562	12,364
	Century Bancorp, Inc. Class A	500	10,790
#	CFS Bancorp, Inc.	1,879	26,701
	Charter Financial Corp.	400	15,300
#	Chemical Financial Corp.	10,757	270,001
*	Chicopee Bancorp, Inc.	2,900	38,425
	Chittenden Corp.	13,900	486,917
	Chubb Corp.	23,008	1,255,086
	Cincinnati Financial Corp.	37,764	1,509,805
	CIT Group, Inc.	36,010	957,866
	Citizens Community Bancorp, Inc.	2,933	26,954
	Citizens First Bancorp, Inc.	1,800	26,496
*	Citizens First Corp.	1,000	10,000
	Citizens Holding Co.	700	13,993
	Citizens Republic Bancorp, Inc.	19,059	271,019
	Citizens South Banking Corp.	3,614	42,103
* #	Citizens, Inc.	18,000	118,080
	City Bank	1,050	21,840
	City Holding Co.	7,900	284,242
	City National Corp.	9,400	605,548
#	Clifton Savings Bancorp, Inc.	12,891	136,645
	CNA Financial Corp.	63,800	2,261,072
*	CNA Surety Corp.	20,090	414,457
	CNB Financial Corp.	1,709	23,328
#	CoBiz Financial, Inc.	11,100	181,374
	Codorus Valley Bancorp, Inc.	1,751	31,536
#	Cohen & Steers, Inc.	3,400	96,458
*	Colonial Bankshares, Inc.	600	6,471
#	Colony Bankcorp, Inc.	1,300	20,800
	Columbia Bancorp	4,000	71,200
	Columbia Banking System, Inc.	8,723	268,756
	Comerica, Inc.	33,100	1,515,318
	Comm Bancorp, Inc.	1,000	48,160
*	Command Security Corp.	2,583	8,653
	Commerce Bancorp, Inc.	9,400	374,308
	Commerce Bancshares, Inc.	13,181	597,526
	Commerce Group, Inc.	28,800	1,035,360
	Commercial National Financial Corp.	500	8,325
	Commonwealth Bankshares, Inc.	3,188	57,384
*	Community Bancorp	4,800	86,544
	Community Bank System, Inc.	12,900	260,193
	Community Bankshares, Inc.	2,100	27,195

19

	Community Capital Corp.	230	4,020
	Community Trust Bancorp, Inc.	7,018	198,258
	Community West Bancshares	1,100	12,677
	Compass Diversified Holdings	14,612	217,573
* #	CompuCredit Corp.	16,700	216,432
*	Conseco, Inc.	75,700	971,988
#	Consolidated-Tokoma Land Co.	2,000	126,200
* #	Consumer Portfolio Services, Inc.	9,802	32,445
	Cooperative Bankshares, Inc.	80	1,095
*	Core-Mark Holding Co., Inc.	5,000	134,150
#	Corus Bankshares, Inc.	15,170	143,963
*	Cowen Group, Inc.	7,414	79,552
*	Cowlitz Bancorporation	900	11,223
	Crawford & Co. Class A	4,500	14,940
#	Crawford & Co. Class B	6,169	24,676
*	Crescent Financial Corp.	3,950	40,250
	Cullen Frost Bankers, Inc.	11,200	589,232
#	CVB Financial Corp.	40,761	453,262
*	Dearborn Bancorp, Inc.	2,114	21,605
	Delphi Financial Group, Inc. Class A	17,400	668,856
#	Delta Financial Corp.	9,262	17,042
	Dime Community Bancshares	15,797	214,365
	Discover Financial Services	17,250	299,632
*	Dollar Financial Corp.	6,400	191,232
	Donegal Group, Inc. Class A	9,701	163,850
* #	E*TRADE Financial Corp.	19,774	90,960
	East West Bancorp, Inc.	12,612	339,893
*	Eastern Insurance Holdings, Inc.	4,900	79,527
	Eastern Virginia Bankshares, Inc.	2,800	49,560
	Eaton Vance Corp.	1,900	83,144
	ECB Bancorp, Inc.	500	12,750
	EMC Insurance Group, Inc.	701	17,069
* #	Empire Financial Holding Co.	1,800	1,980
*	Encore Capital Group, Inc.	10,116	103,891
* #	Enstar Group, Ltd.	300	32,550
#	Enterprise Financial Services Corp.	5,626	129,004
	Erie Indemnity Co.	11,893	615,344
	ESB Financial Corp.	3,229	33,549
	Evans Bancorp, Inc.	468	7,956
*	Exlservice Holdings, Inc.	3,200	76,704
*	EZCORP, Inc. Class A	14,600	183,376
#	F.N.B. Corp.	30,200	468,402
	Farmers Capital Bank Corp.	1,940	54,320
	FBL Financial Group, Inc. Class A	13,100	485,617
	Federal Agriculture Mortgage Corp. Class A	200	3,710
	Federal Agriculture Mortgage Corp. Class C	4,100	111,561
	Federal Trust Corp.	500	1,600
	Federated Investors, Inc.	3,300	134,607
	Fidelity Bancorp, Inc.	499	7,410
	Fidelity National Financial, Inc.	41,543	648,902
	Fidelity Southern Corp.	4,007	44,077
	Fifth Third Bancorp	15,417	461,122
	Financial Federal Corp.	9,550	210,959
	Financial Institutions, Inc.	4,653	83,894
* #	First Acceptance Corp.	21,902	88,484

20

	First Albany Companies, Inc.	1,700	1,989
	First American Corp.	18,900	646,002
	First Bancorp	6,961	133,025
	First Bancorp of Indiana, Inc.	200	2,865
	First Bancshares, Inc.	300	4,980
#	First Busey Corp.	8,900	185,921
* #	First California Financial Group, Inc.	2,300	21,482
*	First Cash Financial Services, Inc.	10,827	184,059
#	First Charter Corp.	10,715	322,736
	First Citizens BancShares, Inc.	3,400	532,746
#	First Commonwealth Financial Corp.	44,500	517,980
#	First Community Bancorp	13,400	602,866
	First Community Bancshares, Inc.	4,692	150,660
	First Defiance Financial Corp.	3,301	72,952
	First Federal Bancshares of Arkansas, Inc.	901	13,740
	First Federal Bankshares, Inc.	700	10,850
	First Federal of Northern Michigan Bancorp, Inc.	500	3,595
#	First Financial Bancorp	17,726	203,494
#	First Financial Bankshares, Inc.	10,400	405,600
	First Financial Corp.	5,793	164,405
	First Financial Holdings, Inc.	6,133	168,106
	First Financial Service Corp.	770	19,589
#	First Horizon National Corp.	5,418	119,629
	First Indiana Corp.	4,550	144,917
*	First Keystone Financial, Inc.	400	4,800
	First M&F Corp.	4,251	70,056
#	First Marblehead Corp.	7,250	217,572
*	First Mariner Bancorp, Inc.	1,155	7,022
	First Merchants Corp.	7,300	158,337
	First Midwest Bancorp, Inc.	24,566	803,308
	First Mutual Bancshares, Inc.	1,125	29,869
	First National Lincoln Corp.	2,682	39,425
	First Niagara Financial Group, Inc.	61,300	761,959
	First PacTrust Bancorp, Inc.	2,100	42,420
	First Place Financial Corp.	8,019	115,794
*	First Regional Bancorp	5,400	119,016
	First Security Group, Inc.	8,000	76,000
#	First South Bancorp, Inc.	3,822	92,148
	First State Bancorporation	9,060	132,457
	First State Financial Corp.	539	5,390
	First United Corp.	1,368	27,634
	First West Virginia Bancorp, Inc.	200	2,798
	Firstbank Corp.	1,185	18,657
*	FirstCity Financial Corp.	4,500	36,540
	FirstMerit Corp.	40,100	826,461
#	Flagstar Bancorp, Inc.	25,500	160,650
	Flushing Financial Corp.	10,100	162,206
	FNB Corp.	1,800	49,014
	FNB United Corp.	4,750	59,375
	Forest City Enterprises, Inc. Class A	2,000	100,280
	Forest City Enterprises, Inc. Class B	300	14,973
*	FPIC Insurance Group, Inc.	1,700	72,641
* #	Franklin Bank Corp.	4,800	20,400
* #	Franklin Credit Management Corp.	3,584	3,763
#	Frontier Financial Corp.	10,150	194,474

21

#	Fulton Financial Corp.	74,568	932,846
* #	GAINSCO, Inc.	4,900	20,139
	Gallagher (Arthur J.) & Co.	9,100	239,148
	GAMCO Investors, Inc.	1,900	101,270
	Gateway Financial Holdings, Inc.	5,727	76,112
#	GB&T Bancshares, Inc.	3,300	35,046
	Genworth Financial, Inc.	26,000	682,240
	German American Bancorp, Inc.	5,350	70,352
*	GFI Group, Inc.	1,100	107,118
#	Glacier Bancorp, Inc.	26,700	531,597
*	Golfsmith International Holdings, Inc.	1,000	4,000
	Gouverneur Bancorp, Inc.	1,200	12,960
*	Great Lakes Bancorp, Inc.	4,570	58,907
	Great Pee Dee Bancorp, Inc.	200	4,446
	Great Southern Bancorp, Inc.	5,749	127,800
	Greater Community Bancorp	1,012	18,975
	Greene Bancshares, Inc.	5,632	168,228
	Greenhill & Co., Inc.	2,100	151,809
*	Grubb & Ellis Co.	9,200	47,472
	GS Financial Corp.	727	13,613
	Guaranty Federal Bancshares, Inc.	1,100	31,460
	Habersham Bancorp	202	2,971
*	Hallmark Financial Services, Inc.	9,600	143,616
#	Hancock Holding Co.	11,600	454,836
	Hanmi Financial Corp.	21,100	202,349
	Hanover Insurance Group, Inc.	26,848	1,210,845
	Harleysville Group, Inc.	14,200	497,000
#	Harleysville National Corp.	12,910	198,168
	Harleysville Savings Financial Corp.	1,200	15,600
	Harrington West Financial Group, Inc.	2,606	31,923
* #	Harris & Harris Group, Inc.	1,600	15,376
	Hartford Financial Services Group, Inc.	23,300	2,220,956
	Hawthorn Bancshares, Inc.	402	11,457
	HCC Insurance Holdings, Inc.	45,300	1,392,522
#	Heartland Financial USA, Inc.	3,972	79,400
#	Hercules Technology Growth Capital, Inc.	12,708	150,081
	Heritage Commerce Corp.	5,700	101,460
	Heritage Financial Corp.	1,700	35,377
	Heritage Financial Group	4,875	65,812
	HF Financial Corp.	1,940	29,372
	Hilb Rogal Hamilton Co.	13,626	582,511
	HMN Financial, Inc.	987	23,658
#	Home Bancshares, Inc.	8,000	160,240
	Home Federal Bancorp	1,049	26,225
	Home Federal Bancorp, Inc.	6,298	70,034
	HopFed Bancorp, Inc.	550	7,975
	Horace Mann Educators Corp.	10,800	211,248
	Horizon Financial Corp.	5,060	87,083
* #	HouseValues, Inc.	4,700	16,074
	Hudson City Bancorp, Inc.	69,632	1,059,799
	Huntington Bancshares, Inc.	63,655	998,747
	IBERIABANK Corp.	5,618	271,911
	IBT Bancorp, Inc.	1,000	17,400
	Imperial Capital Bancorp, Inc.	600	13,680
	Independence Holding Co.	7,200	97,632

22

	Independent Bank Corp. (MA)	5,900	170,746
#	Independent Bank Corp. (MI)	5,774	55,199
	Infinity Property & Casualty Corp.	5,200	203,268
	Integra Bank Corp.	8,000	128,560
* #	IntercontinentalExchange, Inc.	200	33,392
	International Bancshares Corp.	24,909	548,994
	International Securities Exchange Holdings, Inc.	2,900	194,851
	Intervest Bancshares Corp.	5,400	86,022
*	Investment Technology Group, Inc.	9,700	443,096
*	Investors Bancorp, Inc.	55,000	806,850
*	Investors Capital Holdings, Ltd.	2,400	12,000
	Investors Title Co.	100	3,775
#	Irwin Financial Corp.	8,700	70,731
	James River Group, Inc.	500	17,100
	Janus Capital Group, Inc.	24,100	809,037
	Jefferies Group, Inc.	22,500	575,100
	Jefferson Bancshares, Inc.	2,000	20,200
#	Jones Lang LaSalle, Inc.	2,700	226,989
	JPMorgan Chase & Co.	206,880	9,437,866
	Kansas City Life Insurance Co.	300	13,524
	Kearny Financial Corp.	35,420	448,417
	KeyCorp	84,549	2,227,021
#	K-Fed Bancorp	4,080	49,613
*	KMG America Corp.	2,300	14,260
	KNBT Bancorp, Inc.	10,393	164,833
*	Knight Capital Group, Inc.	43,500	580,725
* #	LaBranche & Co., Inc.	4,900	26,019
#	Lakeland Bancorp, Inc.	11,109	127,865
	Lakeland Financial Corp.	5,600	106,064
#	LandAmerica Financial Group, Inc.	1,700	44,744
	Landmark Bancorp, Inc.	441	12,101
	Leesport Financial Corp.	1,576	27,927
	Legacy Bancorp, Inc.	4,415	56,203
	Legg Mason, Inc.	29,700	2,266,407
	Lehman Brothers Holdings, Inc.	10,800	676,404
#	Leucadia National Corp.	16,200	760,752
#	Life Partners Holdings, Inc.	1,800	63,540
	Lincoln Bancorp	982	15,673
	Lincoln National Corp.	16,180	996,203
*	Liquidity Services, Inc.	4,200	50,148
	LNB Bancorp, Inc.	2,940	41,895
	Loews Corp.	31,850	1,522,111
* #	Loopnet, Inc.	2,800	43,008
	LSB Corp.	1,600	25,936
	LSB Financial Corp.	300	6,375
	M&T Bank Corp.	6,400	582,144
#	Macatawa Bank Corp.	7,392	73,772
	MainSource Financial Group, Inc.	8,591	129,380
*	Markel Corp.	600	289,290
*	MarketAxess Holdings, Inc.	14,812	212,700
*	Marlin Business Services, Inc.	5,108	68,958
#	Marsh & McLennan Companies, Inc.	23,900	600,368
	Marshall & Ilsley Corp.	56,387	1,774,499
	MASSBANK Corp.	1,620	58,644
	Mayflower Bancorp, Inc.	325	3,986

23

	MB Financial, Inc.	16,530	524,001
	MBT Financial Corp.	7,300	69,350
	MCG Capital Corp.	29,900	337,870
	Medallion Financial Corp.	1,600	15,728
	Mercantile Bancorp, Inc.	1,100	28,930
	Mercantile Bank Corp.	1,506	25,798
	Mercer Insurance Group, Inc.	2,576	45,621
	Merchants Bancshares, Inc.	2,900	67,570
#	Mercury General Corp.	21,500	1,115,635
	Merrill Lynch & Co., Inc.	9,268	555,524
	Meta Financial Group, Inc.	50	1,968
	MetLife, Inc.	55,040	3,610,074
	MetroCorp Bancshares, Inc.	1,800	25,704
	MFB Corp.	170	4,383
	MicroFinancial, Inc.	6,400	39,872
	Mid Penn Bancorp, Inc.	315	7,969
	Midland Co.	6,700	428,532
	MidSouth Bancorp, Inc.	1,338	28,312
#	Midwest Banc Holdings, Inc.	11,364	143,186
	MidWestOne Financial Group, Inc.	719	12,187
	Morgan Stanley	49,900	2,630,728
*	Move, Inc.	17,000	39,950
	MutualFirst Financial, Inc.	854	14,860
	Nara Bancorp, Inc.	11,800	157,412
#	NASB Financial, Inc.	300	8,985
*	Nasdaq Stock Market, Inc.	18,700	810,832
*	National Atlantic Holdings Corp.	2,200	11,132
	National City Corp.	54,896	1,084,745
	National Financial Partners Corp.	13,800	626,520
	National Interstate Corp.	7,400	243,682
#	National Penn Bancshares, Inc.	21,554	338,613
	National Security Group, Inc.	118	2,123
	National Western Life Insurance Co. Class A	1,224	245,987
	Nationwide Financial Services, Inc.	11,520	515,635
*	Navigators Group, Inc.	7,699	451,931
	NBT Bancorp, Inc.	16,587	413,514
#	Nelnet, Inc. Class A	14,700	202,713
	New England Bancshares, Inc.	2,606	31,142
	New Hampshire Thrift Bancshares, Inc.	2,080	26,000
	New Westfield Financial, Inc.	14,793	142,900
#	New York Community Bancorp, Inc.	71,694	1,334,225
#	NewAlliance Bancshares, Inc.	51,400	663,060
	NewBridge Bancorp	3,075	30,627
*	Newtek Business Services, Inc.	10,700	12,947
*	NexCen Brands, Inc.	19,400	87,300
*	Nexity Financial Corp.	1,539	11,250
*	North Pointe Holdings Corp.	3,675	39,028
	North Valley Bancorp	1,300	18,980
	Northeast Bancorp	400	6,200
	Northeast Community Bancorp, Inc.	6,497	75,950
#	Northern Trust Corp.	5,300	429,247
	Northrim Bancorp, Inc.	2,897	54,261
#	Northwest Bancorp, Inc.	24,292	673,860
	NYMAGIC, Inc.	4,100	91,348
	NYSE Euronext	4,500	389,700

24

	Oak Hill Financial, Inc.	1,547	46,534
*	Ocean Shore Holding Co.	400	4,084
	OceanFirst Financial Corp.	6,145	101,147
	Odyssey Re Holdings Corp.	28,400	1,094,536
	Ohio Valley Banc Corp.	778	19,831
#	Old National Bancorp	27,600	441,048
	Old Republic International Corp.	47,514	713,185
	Old Second Bancorp, Inc.	5,460	144,635
	Omega Financial Corp.	5,808	179,758
#	optionsXpress Holding, Inc.	6,400	194,624
	PAB Bankshares, Inc.	2,700	40,473
#	Pacific Capital Bancorp	17,200	353,460
	Pacific Continental Corp.	2,308	33,928
*	Pacific Mercantile Bancorp	4,300	56,889
*	Pacific Premier Bancorp, Inc.	2,106	19,712
*	Pacific State Bancorp	400	5,172
	Pamrapo Bancorp, Inc.	799	16,276
	Park Bancorp, Inc.	200	4,955
#	Park National Corp.	5,930	448,130
	Parkvale Financial Corp.	2,600	74,906
	Partners Trust Financial Group, Inc.	17,431	222,245
	Patriot Capital Funding, Inc.	7,833	83,970
	Patriot National Bancorp	1,200	21,228
	Peapack-Gladstone Financial Corp.	3,700	92,777
*	Penn Treaty American Corp.	10,500	69,300
	Penns Woods Bancorp, Inc.	579	18,511
*	Pennsylvania Commerce Bancorp, Inc.	2,700	75,789
*	Penson Worldwide, Inc.	733	11,237
	Peoples Bancorp of Indiana	1,500	23,775
	Peoples Bancorp of North Carolina	1,662	27,224
	Peoples Bancorp, Inc.	4,883	118,120
	Peoples Community Bancorp	899	13,647
#	People’s United Financial, Inc.	68,310	1,159,221
*	Philadelphia Consolidated Holding Corp.	13,000	553,540
*	Pico Holdings, Inc.	8,900	342,561
	Pinnacle Bancshares, Inc.	200	2,484
*	Pinnacle Financial Partners, Inc.	7,000	203,910
*	Piper Jaffray Companies, Inc.	2,000	92,640
*	PMA Capital Corp. Class A	15,119	132,140
	PNC Financial Services Group, Inc.	24,874	1,821,026
#	Portfolio Recovery Associates, Inc.	5,919	238,417
	Preferred Bank	5,000	133,650
	Premier Financial Bancorp, Inc.	1,003	13,039
	PremierWest Bancorp	1,323	15,519
	Presidential Life Corp.	1,900	32,756
	Princeton National Bancorp, Inc.	1,500	36,030
	Principal Financial Group, Inc.	7,380	483,316
#	PrivateBancorp, Inc.	9,700	296,917
*	ProAssurance Corp.	15,400	844,536
	ProCentury Corp.	5,300	74,571
	Progressive Corp.	16,600	305,440
	Prosperity Bancshares, Inc.	26,700	858,138
	Protective Life Corp.	36,100	1,493,818
#	Providence Community Bancshares, Inc.	300	6,119
	Provident Bankshares Corp.	14,967	350,976

25

	Provident Financial Holdings, Inc.	2,000	36,520
	Provident Financial Services, Inc.	37,400	555,764
	Provident New York Bancorp	20,092	245,122
	Prudential Financial, Inc.	13,000	1,223,820
	PSB Holdings, Inc.	3,137	27,464
	Pulaski Financial Corp.	3,035	32,748
#	QC Holdings, Inc.	7,250	100,703
#	Radian Group, Inc.	9,800	111,132
	Rainier Pacific Financial Group, Inc.	2,418	35,811
#	Raymond James Financial, Inc.	15,650	508,312
#	Regions Financial Corp.	36,093	953,938
	Reinsurance Group of America, Inc.	24,572	1,329,591
	Renasant Corp.	13,999	273,120
	Republic Bancorp, Inc. Class A	5,496	89,310
*	Republic First Bancorp, Inc.	1,980	15,246
	Resource America, Inc.	6,100	98,942
*	Rewards Network, Inc.	12,300	64,329
	Riverview Bancorp, Inc.	4,900	64,190
	RLI Corp.	14,400	858,672
#	Rockville Financial, Inc.	8,400	114,828
	Rome Bancorp, Inc.	3,224	37,560
	Royal Bancshares of Pennsylvania, Inc. Class A	4,880	58,365
	Rurban Financial Corp.	2,600	33,618
	S&T Bancorp, Inc.	12,200	390,766
#	S.Y. Bancorp, Inc.	5,745	135,927
	SAFECO Corp.	22,228	1,282,778
	Safety Insurance Group, Inc.	12,293	448,817
	Salisbury Bancorp, Inc.	300	10,245
	Sanders Morris Harris Group, Inc.	10,894	105,999
#	Sandy Spring Bancorp, Inc.	6,831	200,558
	SCBT Financial Corp.	4,015	124,465
*	SCPIE Holdings, Inc.	4,700	127,699
*	Seabright Insurance Holdings	10,000	155,100
#	Seacoast Banking Corp. of Florida	8,950	112,323
#	Security Bank Corp.	4,700	52,969
*	Security National Financial Corp. Class A	525	2,357
	Selective Insurance Group, Inc.	32,365	763,490
	Shore Bancshares, Inc.	659	15,651
	Shore Financial Corp.	400	4,830
*	SI Financial Group, Inc.	1,398	14,162
	Siebert Financial Corp.	9,393	31,467
#	Sierra Bancorp	3,438	85,812
* #	Signature Bank	14,800	548,340
	Simmons First National Corp. Class A	7,677	200,293
* #	Smithtown Bancorp, Inc.	3,600	75,708
	South Financial Group, Inc.	33,700	603,904
#	South Street Financial Corp.	400	2,818
*	Southcoast Financial Corp.	1,651	24,600
	Southern Community Financial Corp.	5,993	40,752
*	Southern Connecticut Bancorp, Inc.	700	5,110
*	Southern First Bancshares, Inc.	1,474	26,532
#	Southside Bancshares, Inc.	4,897	93,778
	Southwest Bancorp, Inc.	7,000	125,650
	Southwest Georgia Financial Corp.	1,500	26,850
	Sovereign Bancorp, Inc.	79,500	935,715

26

	StanCorp Financial Group, Inc.	16,250	846,463
	State Auto Financial Corp.	24,956	695,773
	State Bancorp, Inc.	5,987	87,530
	State Street Corp.	7,324	585,114
	Sterling Bancorp	7,766	103,754
	Sterling Bancshares, Inc.	36,379	448,917
	Sterling Financial Corp.	23,400	419,562
	Sterling Financial Corp. (PA)	9,275	159,066
	Stewart Information Services Corp.	7,900	213,853
* #	Stifel Financial Corp.	7,500	349,125
*	Stratus Properties, Inc.	974	30,584
	Student Loan Corp.	4,102	576,372
#	Suffolk Bancorp	3,900	120,354
* #	Sun American Bancorp	2,120	10,091
*	Sun Bancorp, Inc.	10,498	176,891
#	SunTrust Banks, Inc.	25,400	1,780,794
* #	Superior Bancorp	15,961	95,606
	Susquehanna Bancshares, Inc.	32,855	653,491
	Sussex Bancorp	1,000	12,410
*	SVB Financial Group	12,567	646,949
	SWS Group, Inc.	2,100	28,476
	Synovus Financial Corp.	18,600	462,954
	T. Rowe Price Group, Inc.	6,500	399,620
	Taylor Capital Group, Inc.	5,148	113,977
	TCF Financial Corp.	11,600	225,156
*	TD Ameritrade Holding Corp.	15,986	298,778
	Team Financial, Inc.	200	2,914
	Teche Holding Co.	400	15,880
#	Technology Investment Capital Corp.	1	10
*	Tejon Ranch Co.	2,500	96,625
#	Temecula Valley Bancorp, Inc.	3,347	37,486
*	Tennessee Commerce Bancorp, Inc.	2,100	53,760
*	Texas Capital Bancshares, Inc.	11,500	242,420
	TF Financial Corp.	1,400	37,086
*	The Bancorp, Inc.	4,700	75,952
	The Colonial BancGroup, Inc.	72,514	1,154,423
	The Goldman Sachs Group, Inc.	9,400	2,130,416
*	The Intergroup Corp.	331	5,978
	The Phoenix Companies, Inc.	8,800	105,776
	The Savannah Bancorp, Inc.	1,646	34,270
#	The St. Joe Corp.	3,600	102,420
	The Travelers Companies, Inc.	47,800	2,538,658
#	The Wilber Corp.	4,900	44,198
	Thomas Properties Group, Inc.	6,941	72,325
* #	Thomas Weisel Partners Group, Inc.	11,922	163,808
	TIB Financial Corp.	3,000	26,760
*	Tidelands Bancshares, Inc.	2,000	22,200
	TierOne Corp.	4,900	114,660
	Timberland Bancorp, Inc.	2,484	38,502
	Tompkins Financial Corp.	4,070	173,179
	Torchmark Corp.	8,100	499,608
	Tower Financial Corp.	1,049	13,217
#	Tower Group, Inc.	8,500	275,570
*	Tradestation Group, Inc.	16,400	195,652
	Transatlantic Holdings, Inc.	15,600	1,159,860

27

* #	Triad Guaranty, Inc.	3,700	31,857
	Trico Bancshares	7,618	161,578
#	TrustCo Bank Corp. (NY)	26,300	279,569
#	Trustmark Corp.	34,600	880,916
	U.S. Bancorp	19,963	660,576
#	UCBH Holdings, Inc.	37,893	609,319
	UMB Financial Corp.	20,996	789,870
	Umpqua Holdings Corp.	18,795	303,351
#	Union Bankshares Corp.	5,842	120,988
#	Union Bankshares, Inc.	1,000	20,675
	UnionBanCal Corp.	31,400	1,695,286
	United Bancshares, Inc.	1,696	22,981
	United Bankshares, Inc.	15,128	470,178
*	United Capital Corp.	2,200	55,880
#	United Community Banks, Inc.	13,000	246,480
	United Community Financial Corp.	8,800	49,896
	United Financial Bancorp, Inc.	8,177	88,066
	United Fire & Casualty Co.	12,771	393,602
* #	United PanAm Financial Corp.	6,500	36,400
	United Security Bancshares, Inc. (911459105)	600	12,540
#	United Security Bancshares, Inc. (911460103)	4,600	71,530
	United Western Bancorp, Inc.	3,744	78,661
	Unitrin, Inc.	26,320	1,217,563
	Unity Bancorp, Inc.	3,155	28,805
*	Universal American Financial Corp.	36,820	877,789
*	Universal Insurance Holdings, Inc.	6,000	44,100
#	Univest Corporation of Pennsylvania	5,616	119,621
	Unum Group	101,075	2,510,703
	USB Holding Co., Inc.	7,500	158,100
#	Valley National Bancorp	19,643	385,003
#	Vineyard National Bancorp Co.	4,150	44,820
* #	Virginia Commerce Bancorp, Inc.	8,020	100,491
#	Virginia Financial Group, Inc.	1,600	27,616
	W. R. Berkley Corp.	52,500	1,605,450
#	Wachovia Corp.	121,857	5,239,851
	Waddell & Reed Financial, Inc.	2,700	92,286
	Wainwright Bank & Trust Co.	1,711	22,106
	Washington Banking Co.	1,500	27,255
	Washington Federal, Inc.	35,112	824,079
	Washington Savings Bank, F.S.B.	3,300	19,206
	Washington Trust Bancorp, Inc.	5,761	143,161
* #	Wauwatosa Holdings, Inc.	13,297	177,382
	Wayne Savings Bancshares, Inc.	1,000	11,140
	Webster Financial Corp.	21,400	720,966
	Wells Fargo & Co.	105,502	3,421,430
	Wesbanco, Inc.	9,200	220,616
	Wesco Financial Corp.	2,220	959,040
	West Bancorporation	7,350	103,194
	West Coast Bancorp	7,300	145,708
#	Westamerica Bancorporation	6,900	324,369
* #	Western Alliance Bancorp	10,080	222,365
	Westwood Holdings Group, Inc.	800	30,240
*	White River Capital, Inc.	1,800	33,300
	Whitney Holding Corp.	29,673	813,040
	Willow Financial Bancorp, Inc.	8,484	79,750

28

	Wilmington Trust Corp.	12,500	446,500
	Wilshire Bancorp, Inc.	4,900	45,668
	Wintrust Financial Corp.	10,999	388,485
*	World Acceptance Corp.	5,900	186,263
	WSFS Financial Corp.	600	33,528
	WVS Financial Corp.	400	6,444
*	Yadkin Valley Financial Corp.	2,100	33,306
	Zenith National Insurance Corp.	16,900	710,307
	Zions Bancorporation	22,100	1,205,997
* #	ZipRealty, Inc.	10,659	53,082
Total Financials			228,531,795

Health Care — (7.7%)
*	Abaxis, Inc.	4,600	152,582
* #	Abiomed, Inc.	19,900	255,715
* #	Abraxis Bioscience, Inc.	1,325	78,175
* #	Acadia Pharmaceuticals, Inc.	8,778	99,543
*	Accelr8 Technology Corp.	2,200	7,568
*#	Accentia Biopharmaceuticals, Inc.	5,800	13,804
*	Achillion Pharmaceuticals, Inc.	600	2,982
* #	Acusphere, Inc.	13,400	10,720
* #	Adams Respiratory Therapeutics, Inc.	2,900	125,106
*	Adolor Corp.	7,383	28,794
* #	Advanced Life Sciences Holdings, Inc.	5,900	12,272
* #	Advanced Medical Optics, Inc.	19,142	482,761
* #	ADVENTRX Pharmaceuticals, Inc.	17,000	8,993
	Aetna, Inc.	12,068	674,360
* #	Affymetrix, Inc.	23,527	490,538
*	Air Methods Corp.	4,060	213,759
* #	Akorn, Inc.	7,900	60,356
*	Albany Molecular Research, Inc.	14,500	191,545
*	Alexion Pharmaceuticals, Inc.	2,500	181,800
*	Alexza Pharmaceuticals, Inc.	2,819	24,694
*	Align Technology, Inc.	5,600	94,584
*	Alkermes, Inc.	8,000	114,080
*	Alliance Imaging, Inc.	5,900	56,345
*	Allied Healthcare International, Inc.	20,400	50,184
*	Allied Healthcare Products, Inc.	2,400	15,000
*	Allion Healthcare, Inc.	7,800	45,708
*	Allos Therapeutics, Inc.	9,400	64,954
* #	Allscripts Healthcare Solutions, Inc.	6,400	113,216
* #	Alnylam Pharmaceuticals, Inc.	9,459	308,553
	Alpharma, Inc. Class A	21,900	459,900
*	Amag Pharmaceuticals, Inc.	1,000	57,630
*	Amedisys, Inc.	9,467	403,862
*	America Services Group, Inc.	3,797	30,604
*	American Dental Partners, Inc.	5,930	118,185
* #	American Medical Systems Holdings, Inc.	12,400	169,508
	American Shared Hospital Services	900	2,727
*	AMERIGROUP Corp.	19,300	663,341
	AmerisourceBergen Corp.	10,400	471,848
*	Amgen, Inc.	12,250	676,813
*	AMICAS, Inc.	19,787	48,874
*	AMN Healthcare Services, Inc.	15,576	262,923
*	Amsurg Corp.	10,767	278,435

29

* #	Amylin Pharmaceuticals, Inc.	1,100	42,009
	Analogic Corp.	5,200	279,864
*	Anesiva, Inc.	10,129	51,455
*	AngioDynamics, Inc.	13,074	253,766
*	Anika Therapeutics, Inc.	3,200	45,024
* #	Antigenics, Inc.	8,100	17,334
* #	APP Pharmaceuticals, Inc.	10,100	118,675
	Applera Corp. - Applied Biosystems Group	5,000	170,800
*	Applera Corp. - Celera Group	34,800	526,176
*	Apria Healthcare Group, Inc.	15,400	333,718
* #	Arcadia Resources, Inc.	13,100	11,135
* #	Arena Pharmaceuticals, Inc.	27,231	238,271
*	Ariad Pharmaceuticals, Inc.	8,425	37,913
* #	Arqule, Inc.	17,400	112,926
*	Array BioPharma, Inc.	11,800	130,626
*	Arrhythmia Research Technology, Inc.	600	4,944
* #	Arthrocare Corp.	6,000	324,780
* #	Aspect Medical Systems, Inc.	8,300	123,338
*	Assisted Living Concepts, Inc.	11,067	76,141
* #	AtheroGenics, Inc.	3,200	1,792
*	AtriCure, Inc.	3,600	41,292
* #	ATS Medical, Inc.	14,500	28,565
*	Auxilium Pharmaceuticals, Inc.	4,100	115,005
*	Avalon Pharmaceuticals, Inc.	6,200	22,754
*	AVANIR Pharmaceuticals Class A	6,875	11,756
* #	AVI BioPharma, Inc.	11,538	26,884
*	Avigen, Inc.	10,400	43,472
	Bard (C.R.), Inc.	2,300	194,419
*	Barr Laboratories, Inc.	3,400	182,580
*	Barrier Therapeutics, Inc.	7,900	33,022
	Beckman Coulter, Inc.	5,100	360,723
*	Bentley Pharmaceuticals, Inc.	9,300	117,087
*	Bioanalytical Systems, Inc.	1,915	16,546
* #	BioCryst Pharmaceuticals, Inc.	5,000	31,750
* #	Biogen Idec, Inc.	8,070	598,148
*	Bio-Imaging Technologies, Inc.	2,630	25,011
* #	BioLase Technology, Inc.	2,700	7,911
*	BioMarin Pharmaceutical, Inc.	7,800	214,500
*	BioMimetic Therapeutics, Inc.	5,600	68,264
*	Bio-Rad Laboratories, Inc. Class A	2,800	282,548
*	Bio-Rad Laboratories, Inc. Class B	1,200	122,736
*	Bio-Reference Laboratories, Inc.	3,375	112,961
* #	BioSante Pharmaceuticals, Inc.	3,600	16,236
*	BioScrip, Inc.	18,125	159,319
*	BioSphere Medical, Inc.	2,100	12,243
*	Boston Scientific Corp.	69,000	871,470
*	Bovie Medical Corp.	1,900	12,217
*	Bradley Pharmaceuticals, Inc.	5,600	110,264
#	Brookdale Senior Living, Inc.	16,900	559,390
*	Bruker BioSciences Corp.	13,400	124,486
* #	BSD Medical Corp.	3,900	21,489
*	Caliper Life Sciences, Inc.	19,459	106,441
	Cambrex Corp.	8,780	67,957
*	Candela Corp.	8,200	50,840
*	Cantel Medical Corp.	8,200	145,058

30

*	Caraco Pharmaceutical Laboratories, Ltd.	3,500	51,660
*	Cardiac Science Corp.	10,725	90,412
	Cardinal Health, Inc.	5,600	339,080
*	Cardiotech International, Inc.	3,000	2,760
* #	Cell Genesys, Inc.	9,300	21,669
* #	Cell Therapeutics, Inc.	4,400	11,396
*	Celsion Corp.	1,400	5,824
*	Centene Corp.	17,600	440,000
* #	Cephalon, Inc.	2,308	172,915
*	Cepheid, Inc.	13,400	289,842
* #	Cerner Corp.	2,000	119,500
*	Cerus Corp.	12,800	98,816
*	Chad Therapeutics, Inc.	700	280
*	Charles River Laboratories International, Inc.	7,700	489,181
#	Chemed Corp.	5,900	319,485
	Cigna Corp.	3,300	176,913
* #	Clinical Data, Inc.	3,300	81,345
*	Coley Pharmaceutical Group, Inc.	700	5,579
*	Collagenex Pharmaceuticals, Inc.	5,200	41,392
* #	Columbia Laboratories, Inc.	6,800	15,640
*	Combimatrix Corp.	270	1,890
*	Combinatorx, Inc.	13,234	70,537
* #	Community Health Systems, Inc.	49,400	1,650,948
	Computer Programs & Systems, Inc.	1,167	25,989
* #	Conceptus, Inc.	3,200	64,288
*	Conmed Corp.	13,500	335,880
*	Continucare Corp.	19,267	47,204
#	Cooper Companies, Inc.	17,900	770,237
*	Corcept Therapeutics, Inc.	800	2,360
*	Cortex Pharmaceuticals, Inc.	4,100	2,132
*	Corvel Corp.	1,800	41,850
*	Covance, Inc.	2,300	200,859
*	Coventry Health Care, Inc.	6,100	353,068
*	Critical Therapeutics, Inc.	17,000	30,940
*	Criticare Systems, Inc.	4,676	14,496
*	Cross Country Healthcare, Inc.	14,900	216,944
*	CryoCor, Inc.	2,100	8,148
*	CryoLife, Inc.	3,900	28,002
*	Cubist Pharmaceuticals, Inc.	4,100	87,084
*	CuraGen Corp.	5,400	5,724
*	Curis, Inc.	14,000	12,740
*	Cutera, Inc.	5,300	80,242
*	CV Therapeutics, Inc.	13,100	114,232
* #	Cyberonics, Inc.	3,600	49,104
* #	Cyclacel Pharmaceuticals, Inc.	7,946	44,100
*	Cynosure, Inc. Class A	2,600	77,194
*	Cypress Bioscience, Inc.	14,800	180,560
*	Cytogen Corp.	5,052	3,082
*	Cytokinetics, Inc.	18,600	90,396
*	Cytomedix, Inc.	3,900	13,494
*	Cytori Therapeutics, Inc.	2,800	15,428
	Datascope Corp.	7,226	264,399
*	DaVita, Inc.	2,400	148,704
*	Daxor Corp.	2,100	33,579
* #	Dendreon Corp.	14,400	72,000

31

	Dentsply International, Inc.	3,400	145,452
* #	DepoMed, Inc.	7,100	20,590
* #	Dexcom, Inc.	7,000	60,550
*	Dialysis Corporation of America	1,566	13,170
*	Digirad Corp.	6,900	24,702
*	Dionex Corp.	1,398	118,089
* #	Discovery Laboratories, Inc.	11,500	33,580
*	Durect Corp.	8,600	49,880
* #	DUSA Pharmaceuticals, Inc.	5,000	10,700
* #	Dyadic International, Inc.	3,300	15,830
*	Dyax Corp.	26,547	100,879
* #	Dynavax Technologies Corp.	10,600	48,442
* #	Eclipsys Corp.	6,400	148,480
* #	Edwards Lifesciences Corp.	6,100	301,645
*	Elite Pharmaceuticals, Inc.	2,100	4,410
*	Emageon, Inc.	4,900	23,324
* #	Emeritus Corp.	4,500	113,400
*	Emisphere Technologies, Inc.	5,200	16,952
*	Encision, Inc.	800	1,680
* #	Encysive Pharmaceuticals, Inc.	6,100	4,087
*	Endo Pharmaceuticals Holdings, Inc.	3,100	84,971
*	Endologix, Inc.	20,900	55,176
*	Entremed, Inc.	1,700	2,465
*	Enzo Biochem, Inc.	7,800	85,488
*	Enzon Pharmaceuticals, Inc.	11,400	107,844
* #	EPIX Pharmaceuticals, Inc.	4,200	13,356
*	eResearch Technology, Inc.	10,800	128,088
*	etrials Worldwide, Inc.	5,500	16,500
* #	ev3, Inc.	15,824	231,663
*	Exact Sciences Corp.	5,900	25,311
*	Exactech, Inc.	4,990	98,253
*	Exelixis, Inc.	8,000	69,840
*	E-Z-EM, Inc.	5,000	103,500
* #	Farville, Inc.	12,411	23,953
* #	Five Star Quality Care, Inc.	5,600	52,808
*	Forest Laboratories, Inc.	4,500	173,475
* #	Genitope Corp.	18,239	76,786
*	Genomic Health, Inc.	2,800	67,816
*	Gen-Probe, Inc.	1,900	127,091
* #	Genta, Inc.	383	237
*	Gentiva Health Services, Inc.	13,645	246,429
* #	GenVec, Inc.	9,800	18,032
*	Genzyme Corp.	4,000	299,720
* #	Geron Corp.	29,800	192,806
*	Greatbatch, Inc.	10,500	216,090
* #	GTx, Inc.	4,300	61,791
*	Haemonetics Corp.	5,800	336,458
*	Halozyme Therapeutics, Inc.	8,900	75,472
* #	Hana Biosciences, Inc.	1,900	2,261
*	Harvard Bioscience, Inc.	13,300	56,392
*	Health Grades, Inc.	4,044	21,959
	Health Management Associates, Inc.	37,800	257,418
*	Health Net, Inc.	4,600	223,468
*	HealthExtras, Inc.	7,900	209,903
* #	HEALTHSOUTH Corp.	6,192	122,787

32

*	Healthspring, Inc.	20,600	389,340
*	HealthStream, Inc.	8,600	27,262
*	HealthTronics, Inc.	15,565	65,996
*	Healthways, Inc.	2,700	157,599
* #	Hemispherx Biopharma, Inc.	5,500	7,150
*	Henry Schein, Inc.	2,900	171,535
	Hillenbrand Indutries, Inc.	9,800	527,632
*	Hi-Tech Pharmacal Co., Inc.	5,066	50,863
*	HLTH Corp.	23,360	326,806
* #	HMS Holdings Corp.	6,200	192,510
* #	Hollis-Eden Pharmaceuticals, Inc.	13,164	25,012
* #	Hologic, Inc.	4,785	317,676
	Hooper Holmes, Inc.	17,600	28,688
*	Hospira, Inc.	4,400	190,520
*	Human Genome Sciences, Inc.	8,600	89,526
*	Humana, Inc.	6,300	485,289
* #	Hythiam, Inc.	2,300	7,429
*	Icagen, Inc.	9,779	14,669
* #	ICU Medical, Inc.	6,300	233,856
*	Idenix Pharmaceuticals, Inc.	1,200	2,868
* #	Idera Pharmaceuticals, Inc.	2,400	29,160
*	IDEXX Laboratories, Inc.	1,200	72,600
* #	IDM Pharma, Inc.	6,600	7,128
* #	I-Flow Corp.	6,600	110,022
* #	Illumina, Inc.	4,510	260,633
*	ImClone Systems, Inc.	5,600	252,504
* #	Immtech International, Inc.	1,819	11,150
*	Immucor, Inc.	5,250	174,143
* #	Immunicon Corp.	3,600	3,456
*	ImmunoGen, Inc.	15,005	72,024
*	Immunomedics, Inc.	10,500	23,730
*	Implant Sciences Corp.	3,529	4,941
*	Incyte Corp.	13,800	118,404
* #	Indevus Pharmaceuticals, Inc.	12,300	92,127
*	Infinity Pharmaceuticals, Inc.	4,815	46,176
* #	Inovio Biomedical Corp.	4,900	4,606
*	Inspire Pharmaceuticals, Inc.	12,900	76,884
* #	Integra LifeSciences Holdings	2,900	120,205
*	IntegraMed America, Inc.	1,375	17,119
*	Interleukin Genetics, Inc.	2,200	3,520
* #	InterMune, Inc.	4,900	79,576
* #	Interpharm Holdings, Inc.	4,300	2,709
* #	Introgen Therapeutics, Inc.	8,777	34,406
*	Intuitive Surgical, Inc.	1,500	491,520
	Invacare Corp.	14,100	366,600
*	Inventiv Health, Inc.	11,000	320,980
*	Inverness Medical Innovations, Inc.	16,236	952,728
*	Invitrogen Corp.	11,830	1,147,628
*	Iridex Corp.	2,500	6,800
*	IRIS International, Inc.	4,200	76,020
* #	Isis Pharmaceuticals, Inc.	7,700	136,213
* #	Isolagen, Inc.	5,200	14,820
*	IsoRay, Inc.	8,600	23,220
*	Ista Pharmaceuticals, Inc.	11,489	59,398
* #	I-Trax, Inc.	14,200	51,404

33

* #	Javelin Pharmaceuticals, Inc.	6,600	27,456
*	Kendle International, Inc.	4,800	207,216
*	Kensey Nash Corp.	4,400	118,624
* #	Keryx Biopharmaceuticals, Inc.	10,861	99,921
	Kewaunee Scientific Corp.	600	11,694
*	Kindred Healthcare, Inc.	15,800	388,206
* #	Kinetic Concepts, Inc.	2,100	123,144
*	King Pharmaceuticals, Inc.	79,700	844,023
*	Kosan Biosciences, Inc.	23,231	110,812
*	K-V Pharmaceutical Co. Class A	7,400	208,680
*	K-V Pharmaceutical Co. Class B	2,400	67,680
* #	La Jolla Pharmaceutical Co.	8,127	30,151
*	Laboratory Corp. of America Holdings	2,800	203,476
	Landauer, Inc.	1,500	75,315
*	Langer, Inc.	4,397	10,993
*	Lannet Co., Inc.	10,700	38,520
#	LCA-Vision, Inc.	3,100	50,406
*	Lexicon Pharmaceuticals, Inc.	19,300	66,971
*	LHC Group, Inc.	6,500	166,400
*	Lifecell Corp.	2,850	115,568
*	Lifecore Biomedical, Inc.	4,972	60,957
* #	LifePoint Hospitals, Inc.	21,570	682,475
	Ligand Pharmaceuticals, Inc. Class B	3,000	14,730
* #	Lincare Holdings, Inc.	9,100	311,129
* #	Luminex Corp.	7,600	121,676
*	Magellan Health Services, Inc.	15,139	688,068
* #	Mannkind Corp.	11,970	112,518
	Manor Care, Inc.	2,200	142,164
* #	Martek Biosciences Corp.	16,100	416,346
*	Matria Healthcare, Inc.	11,159	253,532
* #	Matrixx Initiatives, Inc.	3,497	56,616
*	Maxygen, Inc.	13,606	102,997
	McKesson Corp.	3,400	226,882
*	Medarex, Inc.	31,500	400,050
*	MedCath Corp.	9,540	242,507
*	Medco Health Solutions, Inc.	6,000	599,940
*	Medical Action Industries, Inc.	5,700	114,057
*	Medical Staffing Network Holdings, Inc.	12,268	74,835
	Medicis Pharmaceutical Corp. Class A	10,600	285,140
*	Medivation, Inc.	1,600	21,760
*	MEDTOX Scientific, Inc.	1,600	29,104
* #	Memory Pharmaceuticals Corp.	8,200	4,592
*	Memry Corp.	6,600	9,570
#	Mentor Corp.	4,100	154,119
*	Merge Technologies, Inc.	15,924	20,860
	Meridian Bioscience, Inc.	6,629	204,505
*	Merit Medical Systems, Inc.	13,545	196,809
*	Metabasis Therapeutics, Inc.	12,085	34,563
*	Metropolitan Health Networks, Inc.	11,800	26,550
*	MGI Pharma, Inc.	6,600	228,426
* #	Micromet, Inc.	10,032	17,556
* #	Micrus Endovascular Corp.	1,700	31,127
* #	MiddleBrook Pharmaceuticals, Inc.	6,433	7,205
*	Millennium Pharmaceuticals, Inc.	129,222	1,904,732
* #	Millipore Corp.	2,300	188,324

34

* #	Minrad International, Inc.	13,100	35,501
*	Molina Healthcare, Inc.	10,400	389,896
* #	Monogram Biosciences, Inc.	10,800	13,392
*	MTS Medication Technologies	700	8,715
*	MWI Veterinary Supply, Inc.	5,034	211,831
#	Mylan, Inc.	9,400	135,172
*	Myriad Genetics, Inc.	3,800	183,160
* #	Nabi Biopharmaceuticals	20,400	67,320
* #	Nanogen, Inc.	6,300	3,972
* #	Nastech Pharmaceutical Co., Inc.	5,800	22,040
*	National Dentex Corp.	2,560	40,090
#	National Healthcare Corp.	5,380	264,158
*	National Medical Health Card Systems, Inc.	2,000	18,780
	National Research Corp.	383	10,398
*	Natus Medical, Inc.	8,400	141,708
*	Nektar Therapeutics	7,600	50,692
*	Neogen Corp.	4,843	128,388
* #	Neopharm, Inc.	500	375
*	Neose Technologies, Inc.	10,000	16,000
*	Neurocrine Biosciences, Inc.	18,500	240,870
*	Neurogen Corp.	16,000	52,800
* #	Neurometric, Inc.	4,600	38,456
*	Nighthawk Radiology Holdings, Inc.	1,000	21,140
*	NitroMed, Inc.	11,887	12,481
* #	NMT Medical, Inc.	2,400	12,048
* #	Northfield Laboratories, Inc.	6,600	7,128
*	Northstar Neuroscience, Inc.	6,500	59,995
* #	Novacea, Inc.	2,495	7,111
* #	NovaMed, Inc.	6,000	28,020
*	Novavax, Inc.	24,900	90,636
*	Noven Pharmaceuticals, Inc.	8,500	134,555
* #	NPS Pharmaceuticals, Inc.	7,485	30,539
*	Nutraceutical International Corp.	4,892	53,959
* #	NuVasive, Inc.	4,890	208,167
*	Nuvelo, Inc.	13,200	22,968
* #	NxStage Medical, Inc.	6,563	84,400
*	Odyssey Healthcare, Inc.	13,000	130,000
#	Omnicare, Inc.	28,000	713,440
*	Omnicell, Inc.	4,200	110,754
*	Omrix Biopharmaceuticals, Inc.	1,000	33,390
* #	Onyx Pharmaceuticals, Inc.	4,600	250,884
*	OraSure Technologies, Inc.	17,170	162,772
*	Orchid Cellmark, Inc.	10,558	48,356
*	Orthologic Corp.	2,900	3,799
* #	Oscient Pharmaceuticals Corp.	1,500	2,145
*	OSI Pharmaceuticals, Inc.	3,800	177,194
*	Osteotech, Inc.	7,800	64,116
	Owens & Minor, Inc.	13,000	510,510
*	Oxigene, Inc.	10,000	27,600
* #	Pain Therapeutics, Inc.	11,200	117,488
*	Palatin Technologies, Inc.	6,000	1,511
* #	Palomar Medical Technologies, Inc.	1,900	33,326
*	Panacos Pharmaceuticals, Inc.	9,800	20,188
*	Par Pharmaceutical Companies, Inc.	13,300	255,892
*	Parexel International Corp.	6,200	274,350

35

*	Patterson Companies, Inc.	5,000	160,900
*	PDI, Inc.	2,700	26,190
*	PDL BioPharma, Inc.	3,100	54,901
*	Pediatrix Medical Group, Inc.	5,100	329,766
*	Penwest Pharmaceuticals Co.	2,900	17,661
	PerkinElmer, Inc.	29,600	807,488
	Perrigo Co.	32,500	1,004,250
	Pfizer, Inc.	215,322	5,116,051
	Pharmaceutical Products Development Service, Inc.	3,600	152,424
*	Pharmacopia, Inc.	9,274	42,197
* #	Pharmacyclics, Inc.	12,665	25,963
* #	Pharmanet Development Group, Inc.	8,300	327,850
* #	PharMerica Corp.	6,566	96,717
* #	Pharmion Corp.	7,300	466,032
*	Phase Forward, Inc.	2,400	58,560
*	PHC, Inc.	7,000	19,600
*	Pipex Pharmaceuticals, Inc.	2,300	12,650
*	Possis Medical, Inc.	7,050	109,698
*	Pozen, Inc.	3,200	33,376
*	PRA International	9,700	293,910
* #	Progenics Pharmaceuticals, Inc.	2,600	50,440
*	Prospect Medical Holdings, Inc.	6,900	29,256
*	Providence Service Corp.	4,917	137,578
*	ProxyMed, Inc.	3,624	6,342
*	PSS World Medical, Inc.	16,100	308,798
	Psychemedics Corp.	580	9,164
* #	Psychiatric Solutions, Inc.	9,048	330,523
* #	Qiagen N.V.	3,562	75,051
*	QuadraMed Corp.	7,300	15,257
	Quest Diagnostics, Inc.	7,100	390,926
*	Questcor Pharmaceuticals, Inc.	1,600	9,280
*	Quidel Corp.	6,600	124,740
* #	Quigley Corp.	2,000	10,100
*	Radiation Therapy Services, Inc.	5,200	162,188
*	Regeneration Technologies, Inc.	11,936	105,992
*	Regeneron Pharmaceuticals, Inc.	4,900	106,722
*	RegeneRx Biopharmaceuticals, Inc.	4,400	6,336
*	RehabCare Group, Inc.	8,100	187,110
*	Renovis, Inc.	12,900	43,473
*	Repligen Corp.	7,500	35,850
* #	Repros Therapeutics, Inc.	2,400	23,592
*	Res-Care, Inc.	13,300	302,974
*	ResMed, Inc.	4,800	219,840
*	Respironics, Inc.	4,100	201,966
*	Retractable Technologies, Inc.	5,100	8,390
* #	Rigel Pharmaceuticals, Inc.	12,504	89,529
* #	Rochester Medical Corp.	2,200	28,050
*	Rotech Healthcare, Inc.	4,500	2,165
* #	Salix Pharmaceuticals, Ltd.	21,200	240,832
* #	Sangamo BioSciences, Inc.	6,995	107,513
*	Santarus, Inc.	4,500	11,430
*	Savient Pharmaceuticals, Inc.	14,065	197,754
*	SciClone Pharmaceuticals, Inc.	16,277	33,531
* #	Sciele Pharma, Inc.	13,400	299,088
* #	SCOLR Pharma, Inc.	5,100	7,701

36

*	Seattle Genetics, Inc.	7,270	79,897
*	Senomyx, Inc.	3,900	27,300
*	Sequenom, Inc.	6,808	63,178
*	SGX Pharmaceuticals, Inc.	2,356	11,097
*	Sierra Health Services, Inc.	2,400	100,200
* #	Signalife, Inc.	1,800	1,728
* #	Sirona Dental Systems, Inc.	25,524	690,679
*	Somanetics Corp.	5,500	110,055
* #	Somaxon Pharmaceuticals, Inc.	3,800	22,078
*	Sonic Innovations, Inc.	9,655	80,426
*	SonoSite, Inc.	6,560	217,923
	Span-American Medical System, Inc.	1,511	18,041
*	Spectranetics Corp.	7,800	118,326
* #	Spectrum Pharmaceuticals, Inc.	5,800	18,966
*	St. Jude Medical, Inc.	8,100	321,975
*	Staar Surgical Co.	2,500	7,050
*	StemCells, Inc.	23,440	45,474
* #	Stereotaxis, Inc.	2,584	34,858
#	Steris Corp.	22,700	634,692
*	Strategic Diagnostics, Inc.	8,007	42,757
*	Sun Healthcare Group, Inc.	10,518	174,494
*	Sunesis Pharmaceuticals, Inc.	10,595	22,461
*	SunLink Health Systems, Inc.	897	5,570
* #	Sunrise Senior Living, Inc.	12,100	379,819
* #	SuperGen, Inc.	13,763	58,217
*	SurModics, Inc.	3,762	194,270
*	Symmetry Medical, Inc.	16,300	274,492
*	Synovis Life Technologies, Inc.	5,000	94,050
	Techne Corp.	1,595	103,914
* #	Telik, Inc.	11,300	37,855
*	Tenet Healthcare Corp.	21,300	117,363
* #	Tercica, Inc.	16,526	109,733
*	The Medicines Co.	8,718	154,134
*	Theragenics Corp.	15,900	62,487
* #	Theravance, Inc.	5,400	130,086
*	Thermo Fisher Scientific, Inc.	29,900	1,723,436
*	Third Wave Technologies, Inc.	5,900	47,613
*	Thoratec Corp.	26,700	523,053
*	Titan Pharmaceuticals, Inc.	5,000	8,800
*	Torreypines Therapeutics, Inc.	6,437	16,672
* #	Trimeris, Inc.	7,600	46,664
*	TriZetto Group, Inc.	4,900	75,607
*	Tutogen Medical, Inc.	3,200	36,864
*	U.S. Physical Therapy, Inc.	4,400	60,412
* #	United Therapeutics Corp.	2,500	250,200
	UnitedHealth Group, Inc.	18,500	1,017,500
	Universal Health Services, Inc.	8,300	422,885
*	Urologix, Inc.	5,594	7,328
*	Uroplasty, Inc.	2,250	8,978
	Utah Medical Products, Inc.	1,100	33,220
#	Valeant Pharmaceuticals International	22,100	255,255
*	Vanda Pharmaceuticals, Inc.	3,400	30,566
*	Varian, Inc.	6,300	441,315
*	Vascular Solutions, Inc.	2,100	14,049
*	VCA Antech, Inc.	2,400	98,472

37

* #	Ventana Medical Systems, Inc.	2,900	257,578
*	Vertex Pharmaceuticals, Inc.	1,600	40,624
*	Vical, Inc.	17,025	77,975
* #	ViroPharma, Inc.	23,000	205,620
*	Visicu, Inc.	14,239	119,323
*	VistaCare, Inc.	6,594	51,697
*	Vital Images, Inc.	4,493	81,054
	Vital Signs, Inc.	5,774	305,502
*	Vivus, Inc.	12,700	71,882
*	Vnus Medical Technologies	5,800	81,606
*	Volcano Corp.	2,300	33,603
*	Watson Pharmaceuticals, Inc.	45,300	1,327,743
* #	WebMD Health Corp. Class A	100	4,266
*	WellPoint, Inc.	37,600	3,166,296
	West Pharmaceutical Services, Inc.	9,600	360,672
*	Wright Medical Group, Inc.	11,227	302,904
*	Xenoport, Inc.	2,500	131,475
	Young Innovations, Inc.	3,945	91,721
*	Zila, Inc.	3,700	3,552
*	Zimmer Holdings, Inc.	900	58,257
*	Zoll Medical Corp.	8,900	207,192
* #	Zymogenetics, Inc.	6,600	96,888
Total Health Care			83,663,006

Industrials — (11.0%)
* #	3-D Systems Corp.	3,200	56,224
*	A. T. Cross Co. Class A	5,900	52,805
	A.O. Smith Corp.	9,618	340,381
	AAON, Inc.	6,550	124,647
*	AAR Corp.	18,360	606,247
	ABM Industries, Inc.	17,400	354,960
*	ABX Air, Inc.	19,400	86,330
*	Acco Brands Corp.	26,900	449,499
*	Accuride Corp.	17,900	135,861
	Aceto Corp.	4,223	33,446
*	Active Power, Inc.	4,800	10,800
	Actuant Corp.	13,400	424,378
	Acuity Brands, Inc.	4,900	193,501
	Administaff, Inc.	3,200	104,576
*	Aerosonic Corp.	970	4,583
*	AGCO Corp.	5,700	392,958
*	Airtran Holdings, Inc.	35,600	302,244
	Alamo Group, Inc.	4,360	80,660
*	Alaska Air Group, Inc.	18,300	463,539
#	Albany International Corp. Class A	10,000	386,700
	Alexander & Baldwin, Inc.	17,360	891,957
*	Alliant Techsystems, Inc.	3,000	350,490
* #	Allied Defense Group, Inc.	4,000	23,400
*	Allied Waste Industries, Inc.	103,660	1,182,761
* #	Amerco, Inc.	9,300	608,871
	American Ecology Corp.	4,059	90,272
* #	American Railcar Industries, Inc.	2,100	32,298
* #	American Reprographics Co.	3,600	55,728
#	American Science & Engineering, Inc.	3,800	219,830
* #	American Superconductor Corp.	8,300	200,362

38

#	American Woodmark Corp.	5,400	104,598
	Ameron International Corp.	4,600	486,588
	Ametek, Inc.	4,320	190,080
	Ampco-Pittsburgh Corp.	5,570	196,175
*	AMR Corp.	7,600	160,968
#	Amrep Corp.	2,600	85,956
	Angelica Corp.	3,170	54,936
*	APAC Customer Services, Inc.	8,250	12,293
	Apogee Enterprises, Inc.	9,400	208,868
	Applied Industrial Technologies, Inc.	6,850	206,939
	Applied Signal Technologies, Inc.	5,586	71,333
*	Argon ST, Inc.	9,100	165,802
	Arkansas Best Corp.	11,900	271,320
*	Arotech Corp.	6,800	17,544
*	Astec Industries, Inc.	4,800	180,288
*	Astronics Corp.	1,300	68,497
* #	ASV, Inc.	12,860	149,948
*	Atlas Air Worldwide Holding, Inc.	7,600	400,140
*	Avalon Holding Corp. Class A	700	4,550
#	Avery Dennison Corp.	2,500	130,275
*	Avis Budget Group, Inc.	39,530	594,136
*	Axsys Technologies, Inc.	4,300	181,890
*	AZZ, Inc.	4,400	117,832
#	B.F. Goodrich Co.	4,108	292,859
	Badger Meter, Inc.	2,800	109,200
*	Baker (Michael) Corp.	3,400	118,762
	Baldor Electric Co.	30,110	1,016,213
*	Baldwin Technology Co., Inc. Class A	6,983	34,217
#	Barnes Group, Inc.	15,000	464,400
#	Barrett Business Services, Inc.	4,400	72,072
*	BE Aerospace, Inc.	5,508	258,876
* #	Beacon Roofing Supply, Inc.	1,800	16,578
#	Belden, Inc.	11,000	506,550
*	Blount International, Inc.	8,000	98,160
#	BlueLinx Holdings, Inc.	13,200	54,120
	Bowne & Co., Inc.	3,500	63,210
	Brady Co. Class A	21,700	868,651
	Briggs & Stratton Corp.	22,800	519,840
*	BTU International, Inc.	3,545	52,821
#	Bucyrus International, Inc.	750	65,783
* #	Builders FirstSource, Inc.	13,600	94,112
	Burlington Northern Santa Fe Corp.	25,700	2,146,464
#	C&D Technologies, Inc.	12,073	63,866
* #	Capstone Turbine Corp.	3,800	4,636
#	Carlisle Companies, Inc.	10,900	433,929
	Cascade Corp.	6,000	361,980
*	Casella Waste Systems, Inc. Class A	11,398	170,628
*	CBIZ, Inc.	28,300	261,492
	CDI Corp.	9,600	256,032
*	CECO Environmental Corp.	5,084	58,924
*	Celadon Group, Inc.	10,616	82,805
* #	Cenveo, Inc.	4,000	82,240
*	Ceradyne, Inc.	2,400	118,656
	Champion Industries, Inc.	2,950	15,960
*	Channell Commercial Corp.	4,334	9,101

39

*	Chart Industries, Inc.	6,100	169,580
	Chase Corp.	400	7,632
	Chicago Rivet & Machine Co.	200	4,400
*	ChoicePoint, Inc.	3,500	132,475
	Cintas Corp.	8,100	259,119
	CIRCOR International, Inc.	3,500	151,865
	Clarcor, Inc.	10,800	384,588
* #	Clean Harbors, Inc.	1,500	80,610
*	Columbus McKinnon Corp.	8,100	252,072
	Comfort Systems USA, Inc.	18,700	219,725
*	Commercial Vehicle Group, Inc.	7,102	94,670
*	Competitive Technologies, Inc.	3,500	7,490
	CompX International, Inc.	2,300	32,430
*	COMSYS IT Partners, Inc.	8,714	116,332
*	Consolidated Graphics, Inc.	4,900	253,477
*	Continental Airlines, Inc.	5,100	143,565
	Con-way, Inc.	4,200	177,576
	Cooper Industries, Ltd.	5,500	276,210
*	Copart, Inc.	8,140	304,110
	Corporate Executive Board Co.	700	46,963
*	Corrections Corp. of America	11,200	341,712
*	CoStar Group, Inc.	3,400	163,846
* #	Covanta Holding Corp.	13,700	369,763
*	Covenant Transport Group Class A	800	5,704
*	CPI Aerostructures, Inc.	2,670	23,282
*	CRA International, Inc.	4,800	222,048
	Crane Co.	7,600	341,544
	CSX Corp.	30,880	1,296,960
	Cubic Corp.	9,250	365,190
	Cummins, Inc.	2,800	327,320
	Curtiss-Wright Corp.	10,800	582,552
	Danaher Corp.	3,600	312,552
	Deere & Co.	2,600	446,680
*	Delta Air Lines, Inc.	39,800	786,448
	Deluxe Corp.	4,200	132,678
	Diamond Management & Technology Consultants, Inc.	7,184	53,377
* #	Distributed Energy Systems Corp.	2,337	792
* #	Document Securities Systems, Inc.	1,500	10,590
*	Dollar Thrifty Automotive Group, Inc.	2,300	59,662
	Donaldson Co., Inc.	3,600	168,408
*	Double Eagle Petroleum Co.	2,400	35,496
	Dover Corp.	11,100	513,708
#	DRS Technologies, Inc.	21,178	1,253,949
*	Ducommun, Inc.	4,360	160,274
*	Dynamex, Inc.	4,800	131,856
	Dynamic Materials Corp.	1,200	76,164
#	Eagle Bulk Shipping, Inc.	13,660	390,676
*	Eagle Test Systems, Inc.	1,900	20,805
#	Eastern Co.	2,150	42,506
	Eaton Corp.	8,500	759,135
	Ecology & Environment, Inc. Class A	515	5,562
	EDO Corp.	7,600	424,232
	Electro Rent Corp.	11,800	161,424
*	EMCOR Group, Inc.	10,600	282,384
	Emerson Electric Co.	1,000	57,020

40

#	Encore Wire Corp.	11,763	201,147
* #	Energy Conversion Devices, Inc.	13,900	359,593
*	Energy Focus, Inc.	4,200	28,140
*	EnerSys	20,598	479,315
* #	ENGlobal Corp.	5,800	62,698
	Ennis, Inc.	11,800	216,648
*	EnPro Industries, Inc.	7,600	232,560
*	Environmental Tectonics Corp.	400	992
	Equifax, Inc.	5,095	189,687
* #	ESCO Technologies, Inc.	9,000	332,820
	Espey Manufacturing & Electronics Corp.	376	7,407
*	Esterline Technologies Corp.	12,600	657,972
* #	Evergreen Solar, Inc.	57,267	754,206
*	Exide Technologies	26,710	187,771
*	Exponent, Inc.	6,108	170,108
* #	ExpressJet Holdings, Inc.	15,700	39,250
*	EXX, Inc. Class A	4,600	13,846
	Federal Signal Corp.	20,900	240,350
	FedEx Corp.	7,600	748,372
* #	First Advantage Corp.	2,200	40,040
*	First Consulting Group, Inc.	12,014	153,779
*	Flanders Corp.	5,754	38,264
*	Flow International Corp.	4,900	38,710
	Flowserve Corp.	2,900	272,861
#	Fluor Corp.	2,200	323,774
*	Fortune Industries, Inc.	800	2,160
	Forward Air Corp.	3,200	103,584
#	Franklin Electric Co., Inc.	4,900	190,904
#	Freightcar America, Inc.	5,300	180,041
* #	Frontier Airlines Holdings, Inc.	3,300	20,130
	Frozen Food Express Industries, Inc.	2,400	13,248
*	FTI Consulting, Inc.	10,800	615,600
* #	FuelCell Energy, Inc.	23,000	208,610
*	Furmanite Corp.	6,600	68,178
	G & K Services, Inc. Class A	9,253	376,320
*	Gardner Denver Machinery, Inc.	13,700	453,607
	GATX Corp.	20,000	740,600
* #	Gehl Co.	5,270	85,427
	Gencorp, Inc.	9,600	116,160
*	General Cable Corp.	1,800	133,884
	General Dynamics Corp.	5,600	497,168
	General Electric Co.	168,000	6,432,720
*	Genesee & Wyoming, Inc.	13,930	364,966
*	Genlyte Group, Inc.	10,400	980,200
*	GeoEye, Inc.	6,300	199,836
*	GeoPetro Resources Co.	8,000	29,440
*	Global Cash Access, Inc.	5,900	20,532
*	Goodman Global, Inc.	15,200	359,480
	Gorman-Rupp Co.	5,005	197,447
*	GP Strategies Corp.	7,800	69,888
	Graco, Inc.	2,100	78,204
*	Graftech International, Ltd.	9,800	157,486
	Graham Corp.	1,100	77,000
	Granite Construction, Inc.	3,500	143,570
#	Greenbrier Companies, Inc.	8,000	177,440

41

*	Griffon Corp.	10,500	135,660
	Hardinge, Inc.	4,900	77,273
	Harsco Corp.	4,800	288,336
*	Hawaiian Holdings, Inc.	10,215	52,403
#	Healthcare Services Group, Inc.	5,205	113,990
#	Heartland Express, Inc.	20,900	303,677
#	Heico Corp.	2,995	147,534
	Heico Corp. Class A	5,300	212,000
	Heidrick & Struggles International, Inc.	6,441	233,615
*	Henry Bros. Electronics, Inc.	2,900	14,500
*	Herley Industries, Inc.	2,600	36,738
	Herman Miller, Inc.	2,200	60,390
*	Hexcel Corp.	5,900	150,273
*	Hill International, Inc.	8,214	90,354
#	Hi-Shear Technology Corp.	1,200	13,380
#	HNI Corp.	7,400	270,322
	Honeywell International, Inc.	8,000	452,960
#	Horizon Lines, Inc. Class A	4,200	83,622
#	Houston Wire & Cable Co.	1,000	14,810
*	HQ Sustainable Maritime Industries, Inc.	3,476	35,108
*	Hub Group, Inc. Class A	4,100	106,928
#	Hubbell, Inc. Class A	1,400	81,018
	Hubbell, Inc. Class B	5,280	290,030
*	Hudson Highland Group, Inc.	10,960	97,654
*	Hurco Companies, Inc.	2,200	90,794
*	Huron Consulting Group, Inc.	1,400	102,578
*	Huttig Building Products, Inc.	9,970	38,085
*	ICT Group, Inc.	3,548	39,312
	IDEX Corp.	17,650	630,105
*	IHS, Inc.	4,500	315,630
*	II-VI, Inc.	4,500	150,930
	IKON Office Solutions, Inc.	54,600	689,598
	Illinois Tool Works, Inc.	6,500	360,750
*	Innotrac Corp.	1,700	5,865
*	Innovative Solutions & Support, Inc.	3,900	55,497
* #	Insituform Technologies, Inc. Class A	7,900	102,621
	Insteel Industries, Inc.	7,979	90,721
*	Integrated Electrical Services, Inc.	5,562	104,399
* #	InterDigital, Inc.	3,768	67,824
*	Interline Brands, Inc.	12,100	289,553
*	International Shipholding Corp.	1,100	28,226
*	Intersections, Inc.	7,637	75,530
* #	Ionatron, Inc.	9,500	32,870
#	ITT Industries, Inc.	5,300	341,532
	J.B. Hunt Transport Services, Inc.	7,000	184,030
*	Jacobs Engineering Group, Inc.	3,600	301,572
* #	JetBlue Airways Corp.	73,988	517,916
*	Kadant, Inc.	1,300	38,298
	Kaman Corp. Class A	8,400	267,960
* #	Kansas City Southern	31,260	1,076,282
#	Kaydon Corp.	6,700	339,087
	Kelly Services, Inc. Class A	9,033	172,079
	Kelly Services, Inc. Class B	700	16,748
* #	Kenexa Corp.	12,700	245,999
	Kennametal, Inc.	9,700	757,085

42

*	Key Technology, Inc.	2,416	83,956
*	Kforce, Inc.	18,563	201,409
*	Kirby Corp.	14,200	682,594
#	Knight Transportation, Inc.	19,400	294,880
	Knoll, Inc.	3,500	61,180
*	Korn/Ferry International	15,200	261,896
*	K-Tron International, Inc.	784	89,376
*	L.B. Foster Co. Class A	1,800	82,458
	L.S. Starrett Co. Class A	2,800	52,752
	L-3 Communications Holdings, Inc.	7,400	818,810
*	LaBarge, Inc.	6,500	88,790
*	Labor Ready, Inc.	10,700	161,035
*	Ladish Co., Inc.	8,300	366,528
	Landstar Systems, Inc.	1,000	39,780
	Lawson Products, Inc.	3,688	124,765
*	Layne Christensen Co.	5,500	313,225
*	Learning Tree International, Inc.	4,600	116,564
*	LECG Corp.	12,000	190,320
	Lennox International, Inc.	8,500	287,640
*	LGL Group, Inc.	1,300	8,970
	Lincoln Electric Holdings, Inc.	3,300	230,241
#	Lindsay Corp.	3,900	206,388
*	LMI Aerospace, Inc.	3,700	90,280
	LSI Industries, Inc.	8,900	183,874
*	M&F Worldwide Corp.	1,000	51,370
*	Mac-Gray Corp.	5,600	67,200
*	Magnetek, Inc.	10,400	45,656
*	MAIR Holdings, Inc.	3,915	19,771
	Manpower, Inc.	4,400	268,840
*	Marten Transport, Ltd.	11,035	120,944
#	Masco Corp.	20,700	463,680
	McGrath Rentcorp.	12,535	333,306
* #	Media Sciences International, Inc.	700	2,842
* #	Medialink Worldwide, Inc.	2,300	9,338
* #	Medis Technologies, Ltd.	7,700	98,329
*	Merrimac Industries, Inc.	1,355	12,466
*	Mesa Air Group, Inc.	12,100	45,738
*	Metalline Mining Co.	4,300	12,255
	Met-Pro Corp.	6,266	72,936
* #	MFRI, Inc.	2,527	36,540
*	Microvision, Inc.	7,900	32,074
* #	Middleby Corp.	1,000	75,890
*	Midwest Air Group, Inc.	1,300	20,254
* #	Milacron, Inc.	1,000	2,880
*	Miller Industries, Inc.	3,800	49,514
#	Mine Safety Appliances Co.	8,400	411,684
*	Misonix, Inc.	2,609	12,393
*	Mobile Mini, Inc.	15,612	300,063
*	Modtech Holdings, Inc.	2,600	2,392
*	Monster Worldwide, Inc.	2,500	84,425
*	Moog, Inc. Class A	19,000	856,520
*	Moog, Inc. Class B	1,600	71,696
	MSC Industrial Direct Co., Inc. Class A	2,000	86,440
*	MTC Technologies, Inc.	7,500	122,625
	Mueller Industries, Inc.	14,000	423,220

43

	Mueller Water Products, Inc.	13,200	138,204
	Mueller Water Products, Inc. Class B	38,949	389,879
	Multi-Color Corp.	3,704	88,526
	NACCO Industries, Inc. Class A	2,700	273,537
*	Nashua Corp.	2,512	29,416
*	National Technical Systems, Inc.	4,250	28,900
*	Navigant Consulting, Inc.	19,800	257,004
*	Navistar International Corp.	5,000	259,750
*	NCI Building Systems, Inc.	8,900	305,537
	Nordson Corp.	7,029	371,131
	Norfolk Southern Corp.	23,000	1,177,830
*	North America Galvanizing & Coatings, Inc.	4,300	29,756
	Northrop Grumman Corp.	15,700	1,237,003
* #	Northwest Airlines Corp.	7,500	136,350
*	NuCo2, Inc.	5,900	162,722
*	Odyssey Marine Exploration, Inc.	5,400	30,402
*	Old Dominion Freight Line, Inc.	13,663	307,827
	Omega Flex, Inc.	1,000	14,270
*	On Assignment, Inc.	17,900	114,381
*	Orbital Sciences Corp.	13,000	312,780
	Oshkosh Truck Corp. Class B	12,900	620,361
*	Owens Corning, Inc.	48,200	1,060,882
*	P.A.M. Transportation Services, Inc.	5,995	89,985
	Paccar, Inc.	1,786	90,389
	Pall Corp.	4,900	187,425
*	Paragon Technologies, Inc.	1,500	11,925
#	Parker Hannifin Corp.	9,450	750,614
*	Park-Ohio Holdings Corp.	5,817	136,932
*	Patrick Industries, Inc.	1,100	13,046
* #	Patriot Transportation Holding, Inc.	1,500	140,835
*	Peerless Manufacturing Co.	1,164	43,336
	Pentair, Inc.	25,820	875,814
*	Perini Corp.	3,100	164,889
*	PHH Corp.	14,600	323,536
*	Pike Electric Corp.	14,100	224,190
* #	Pinnacle Airlines Corp.	8,886	144,486
	Pitney Bowes, Inc.	3,100	119,350
* #	Plug Power, Inc.	39,636	143,482
	Portec Rail Products, Inc.	4,600	48,392
*	Powell Industries, Inc.	5,248	214,381
*	Power-One, Inc.	51,397	240,024
	Precision Castparts Corp.	2,900	427,286
	Preformed Line Products Co.	1,326	71,405
* #	Protection One, Inc.	4,487	52,363
	Providence & Worcester Railroad Co.	839	15,404
*	Quality Distribution, Inc.	3,700	18,352
*	Quanta Services, Inc.	8,036	220,026
	Quixote Corp.	1,700	31,331
	R. R. Donnelley & Sons Co.	47,900	1,756,014
	Raven Industries, Inc.	2,100	72,933
	Raytheon Co.	10,500	649,425
*	RBC Bearings, Inc.	2,000	73,560
*	RCM Technologies, Inc.	5,800	33,292
	Regal-Beloit Corp.	14,600	687,368
*	Republic Airways Holdings, Inc.	16,339	328,087

44

	Republic Services, Inc.	6,950	230,532
	Resources Connection, Inc.	7,700	158,774
	Robbins & Myers, Inc.	1,100	75,350
	Robert Half International, Inc.	3,300	88,968
	Rockwell Automation, Inc.	3,000	203,670
	Rollins, Inc.	5,100	150,144
	Roper Industries, Inc.	3,500	222,075
*	Rush Enterprises, Inc. Class A	11,970	188,647
*	Rush Enterprises, Inc. Class B	3,426	54,268
	Ryder System, Inc.	24,000	1,040,640
*	Saia, Inc.	1,400	18,256
	Schawk, Inc.	12,200	175,314
*	School Specialty, Inc.	9,600	342,624
*	Sequa Corp. Class A	1,800	314,910
*	Sequa Corp. Class B	1,000	174,110
	Servidyne, Inc.	1,300	8,060
*	Servotronics, Inc.	1,300	16,120
*	Shaw Group, Inc.	4,400	279,048
*	SIFCO Industries, Inc.	2,000	39,100
#	Simpson Manufacturing Co., Inc.	17,904	476,425
	Skywest, Inc.	27,400	720,894
*	SL Industries, Inc.	2,400	52,800
*	SmartPros, Ltd.	1,700	9,605
	Southwest Airlines Co.	205,110	2,902,307
*	Sparton Corp.	1,785	9,443
*	Spherion Corp.	5,800	45,124
*	Spherix, Inc.	3,800	4,940
*	Spire Corp.	615	11,900
	SPX Corp.	5,700	580,032
*	Standard Parking Corp.	1,000	46,370
	Standard Register Co.	8,800	106,216
	Standex International Corp.	5,300	101,124
	Steelcase, Inc. Class A	20,000	302,600
*	Stericycle, Inc.	2,400	141,240
*	Sterling Construction Co., Inc.	3,600	86,472
	Sun Hydraulics, Inc.	3,600	104,580
*	Superior Essex, Inc.	12,700	308,102
	Supreme Industries, Inc.	4,900	28,567
* #	Synutra International, Inc.	1,400	52,332
	Sypris Solutions, Inc.	8,201	56,997
*	SYS Technologies	8,500	17,850
	TAL International Group, Inc.	13,201	299,003
*	Taleo Corp. Class A	1,800	50,814
* #	Taser International, Inc.	9,610	134,636
*	Team, Inc.	2,600	77,688
	Tech/Ops Sevcon, Inc.	1,500	13,088
	Technology Research Corp.	1,800	6,552
	Tecumseh Products Co. Class A	4,700	111,719
*	Tecumseh Products Co. Class B	2,500	52,925
*	Teledyne Technologies, Inc.	8,000	433,760
	Teleflex, Inc.	9,600	579,168
*	TeleTech Holdings, Inc.	6,200	128,402
	Tennant Co.	6,200	271,746
* #	Terex Corp.	2,600	167,570
*	Tetra Tech, Inc.	13,700	283,864

45

	Textron, Inc.	6,400	441,920
*	The Advisory Board Co.	1,800	117,018
	The Brink’s Co.	4,800	307,104
*	The Geo Group, Inc.	17,500	445,550
#	The Manitowoc Co., Inc.	2,400	105,240
*	Thomas & Betts Corp.	5,000	271,800
	Thomas Group, Inc.	615	4,569
	Timken Co.	37,600	1,199,064
	Titan International, Inc.	13,600	373,456
	Todd Shipyards Corp.	1,700	35,921
	Toro Co.	3,000	166,950
	Trane, Inc.	3,900	143,169
*	TransDigm Group, Inc.	3,000	143,040
*	TRC Companies, Inc.	8,400	70,476
	Tredegar Industries, Inc.	15,500	224,130
* #	Trex Co., Inc.	5,300	36,517
#	Trinity Industries, Inc.	10,400	263,224
	Triumph Group, Inc.	1,500	121,890
*	TRM Corp.	5,300	3,816
*	Tufco Technologies, Inc.	600	4,230
* #	TurboChef Technologies, Inc.	4,100	60,967
	Twin Disc, Inc.	2,200	136,686
*	U.S. Home Systems, Inc.	1,500	8,955
*	UAL Corp.	23,800	974,372
	UAP Holding Corp.	3,900	116,649
* #	Ultralife Batteries, Inc.	4,200	52,752
	Union Pacific Corp.	15,600	1,967,784
*	United Rentals, Inc.	28,700	667,849
*	United Stationers, Inc.	13,600	688,976
	United Technologies Corp.	12,383	925,877
	Universal Forest Products, Inc.	7,400	211,714
*	Universal Security Instruments, Inc.	500	4,220
*	Universal Truckload Services, Inc.	5,869	102,414
*	UQM Technologies, Inc.	2,900	9,251
*	URS Corp.	19,500	1,121,055
*	US Airways Group, Inc.	11,100	230,547
* #	USG Corp.	10,700	392,583
	Valmont Industries, Inc.	3,200	251,168
*	Valpey Fisher Corp.	1,900	9,310
*	Veri-Tek International Corp.	3,200	20,320
*	Versar, Inc.	2,700	18,954
	Viad Corp.	9,100	282,191
#	Vicor Corp.	11,806	170,479
*	Volt Information Sciences, Inc.	1,200	15,264
	VSE Corp.	2,000	103,220
	W.W. Grainger, Inc.	2,500	220,750
	Wabash National Corp.	14,200	98,122
	Wabtec Corp.	11,700	397,098
	Walter Industries, Inc.	13,600	471,784
*	Waste Connections, Inc.	21,050	670,022
	Waste Industries USA, Inc.	6,597	222,979
	Waste Management, Inc.	11,200	384,384
*	Waste Services, Inc.	1,966	18,166
	Watsco, Inc. Class A	9,000	326,250
	Watsco, Inc. Class B	1,200	43,800

46

	Watson Wyatt & Co. Holdings	7,000	322,350
#	Watts Water Technologies, Inc.	14,000	409,640
*	WCA Waste Corp.	8,200	62,566
	Werner Enterprises, Inc.	31,800	558,090
* #	WESCO International, Inc.	3,588	145,242
*	Westaff, Inc.	6,600	24,882
* #	Western Refining, Inc.	11,600	335,240
*	Willis Lease Finance Corp.	3,255	42,641
* #	Wolverine Tube, Inc.	1,800	1,962
	Woodward Governor Co.	5,600	383,824
* #	Xenonics Holdings, Inc.	2,000	3,680
* #	YRC Worldwide, Inc.	18,696	331,106
Total Industrials			120,363,781

Information Technology — (11.0%)
*	3Com Corp.	170,038	732,864
*	Acacia Research-Acacia Technologies	4,500	41,490
* #	Access Integrated Technologies, Inc.	11,721	52,510
* #	ACI Worldwide, Inc.	6,054	138,213
*	Actel Corp.	8,400	92,064
*	ActivIdentity Corp.	21,276	86,593
*	Activision, Inc.	6,700	148,405
*	Actuate Corp.	13,961	105,685
	Acxiom Corp.	9,600	118,272
*	Adaptec, Inc.	56,000	187,600
*	ADC Telecommunications, Inc.	32,400	536,544
*	ADDvantage Technologies Group, Inc.	3,600	20,880
	Adtran, Inc.	8,500	184,365
*	Advanced Analogic Technologies, Inc.	18,777	202,228
*	Advanced Energy Industries, Inc.	15,800	229,258
* #	Advanced Micro Devices, Inc.	126,500	1,234,640
* #	Advanced Photonix, Inc.	8,900	17,177
*	Advent Software, Inc.	2,600	131,976
*	Aehr Test Systems	2,692	15,748
*	Aetrium, Inc.	3,800	20,216
*	Affiliated Computer Services, Inc. Class A	3,000	125,880
*	Agilent Technologies, Inc.	10,400	393,432
	Agilysys, Inc.	17,000	236,130
*	Airspan Networks, Inc.	17,100	31,977
*	Akamai Technologies, Inc.	2,500	95,150
* #	Alliance Data Systems Corp.	2,000	155,400
	Alliance Semiconductor Corp.	3,150	4,914
#	Altera Corp.	8,300	155,874
*	American Commercial Lines, Inc.	4,500	78,255
	American Software, Inc. Class A	9,400	67,586
*	AMIS Holdings, Inc.	32,783	251,446
* #	Amkor Technology, Inc.	15,400	126,896
*	Amtech Systems, Inc.	2,900	40,571
* #	Anadigics, Inc.	8,100	89,181
	Analog Devices, Inc.	9,100	280,098
*	Anaren, Inc.	7,180	110,572
*	Andrew Corp.	50,600	741,796
* #	Anixter International, Inc.	10,300	664,350
*	Ansoft Corp.	2,800	81,228
*	Answerthink, Inc.	18,871	85,674

47

*	Ansys, Inc.	13,527	525,659
	Applied Materials, Inc.	9,100	171,353
*	Applied Micro Circuits Corp.	116,546	292,530
*	Ariba, Inc.	28,741	341,156
* #	Arris Group, Inc.	36,100	376,523
*	Arrow Electronics, Inc.	34,200	1,265,742
*	Art Technology Group, Inc.	43,200	180,576
*	Ascendia Brands, Inc.	1,500	225
*	AsiaInfo Holdings, Inc.	3,000	35,400
*	Aspen Technology, Inc.	9,500	161,120
	Astro-Med, Inc.	3,200	30,336
*	Asyst Technologies, Inc.	17,800	61,232
* #	Atari, Inc.	3,598	6,045
*	Atheros Communications	6,300	185,787
*	Atmel Corp.	102,100	448,219
*	ATMI, Inc.	16,700	502,503
*	Authentidate Holding Corp.	4,700	3,578
*	Autobytel, Inc.	12,300	39,606
*	Avanex Corp.	14,600	21,900
	Avici Systems, Inc.	6,000	44,580
* #	Avid Technology, Inc.	17,800	472,234
*	Aviza Technology, Inc.	8,635	18,134
*	Avnet, Inc.	13,200	455,400
*	Avocent Corp.	26,100	649,890
	AVX Corp.	73,800	1,057,554
*	Aware, Inc.	9,825	48,437
*	Axcelis Technologies, Inc.	42,000	199,080
*	Axesstel, Inc.	590	159
*	AXS-One, Inc.	1,100	440
*	AXT, Inc.	13,120	56,810
* #	Bankrate, Inc.	3,900	152,646
*	BEA Systems, Inc.	9,300	147,219
* #	BearingPoint, Inc.	63,000	229,950
	Bel Fuse, Inc. Class A	1,500	52,425
	Bel Fuse, Inc. Class B	4,200	125,664
*	Bell Microproducts, Inc.	7,100	39,760
*	Benchmark Electronics, Inc.	33,118	594,468
	Black Box Corp.	8,515	313,352
	Blackbaud, Inc.	3,300	93,918
*	Blackboard, Inc.	2,300	89,700
*	Blue Coat Systems, Inc.	7,400	267,954
*	BMC Software, Inc.	2,200	72,776
*	Bookham, Inc.	35,622	90,480
*	Borland Software Corp.	34,500	111,435
*	Bottomline Technologies, Inc.	11,000	138,600
*	Brightpoint, Inc.	15,972	265,295
	Broadridge Financial Solutions, Inc.	4,500	102,465
*	Brocade Communications Systems, Inc.	40,850	297,797
*	Brooks Automation, Inc.	28,980	389,201
*	BSQUARE Corp.	2,100	12,936
#	CA, Inc.	17,300	423,677
*	Cabot Microelectronics Corp.	7,900	295,460
*	CACI International, Inc. Class A	10,820	491,120
*	Cadence Design Systems, Inc.	9,200	152,720
*	CalAmp Corp.	8,100	20,898

48

*	California Micro Devices Corp.	10,611	41,701
*	Callidus Software, Inc.	6,600	41,316
*	CallWave, Inc.	10,400	29,120
	CAM Commerce Solutions, Inc.	400	18,032
*	Carrier Access Corp.	14,900	33,823
*	Cascade Microtech, Inc.	4,400	41,360
#	Cass Information Systems, Inc.	1,545	57,616
*	Catalyst Semiconductor, Inc.	7,500	39,075
*	Catapult Communications Corp.	5,700	41,325
*	C-COR, Inc.	21,494	263,946
*	Centillium Communications, Inc.	14,800	20,424
*	CEVA, Inc.	8,300	84,992
* #	CheckFree Corp.	9,500	452,200
*	Checkpoint Systems, Inc.	19,700	468,072
*	Cherokee International Corp.	3,800	10,298
*	Chordiant Software, Inc.	5,640	56,569
*	Ciber, Inc.	5,000	34,100
* #	Ciena Corp.	6,414	282,088
*	Ciprico, Inc.	2,392	12,737
*	Cirrus Logic, Inc.	39,300	224,010
*	Citrix Systems, Inc.	4,700	173,806
*	CMGI, Inc.	17,400	180,438
*	CNET Networks, Inc.	17,000	128,860
*	Cogent, Inc.	20,800	230,880
	Cognex Corp.	14,666	297,280
*	Coherent, Inc.	13,397	385,432
	Cohu, Inc.	10,588	165,702
*	CommScope, Inc.	8,900	360,450
	Communications Systems, Inc.	4,000	44,800
*	Computer Sciences Corp.	48,500	2,561,770
*	Computer Task Group, Inc.	2,200	11,440
*	Compuware Corp.	54,100	446,866
*	Comtech Telecommunications Corp.	4,646	230,720
*	Comverse Technology, Inc.	3,000	48,600
*	Concur Technologies, Inc.	4,100	153,996
*	Concurrent Computer Corp.	5,578	5,243
* #	Conexant Systems, Inc.	101,700	112,887
* #	Convera Corp.	15,672	40,590
*	Convergys Corp.	31,100	507,241
*	CPI International, Inc.	7,660	128,611
*	Credence Systems Corp.	47,500	97,375
* #	Cree, Inc.	23,870	587,918
*	CSG Systems International, Inc.	8,200	135,874
*	CSP, Inc.	1,032	7,224
	CTS Corp.	3,700	39,109
*	CVD Equipment Corp.	1,000	4,400
*	Cyberoptics Corp.	3,936	47,980
*	Cybersource Corp.	17,337	253,294
* #	Cymer, Inc.	12,500	513,375
*	Cypress Semiconductor Corp.	10,200	338,844
#	Daktronics, Inc.	3,532	82,402
*	Datalink Corp.	3,946	16,810
	Dataram Corp.	3,700	12,580
* #	DealerTrack Holdings, Inc.	3,700	157,398
	Diebold, Inc.	10,200	346,392

49

*	Digi International, Inc.	12,264	188,620
*	Digimarc Corp.	9,222	86,595
* #	Digital Angel Corp.	10,000	9,400
* #	Digital River, Inc.	8,300	320,961
*	Diodes, Inc.	8,500	250,070
*	Ditech Networks, Inc.	13,100	42,313
*	Dolby Laboratories, Inc.	1,000	50,240
*	Dot Hill Systems Corp.	21,368	54,275
*	DSP Group, Inc.	14,000	189,420
*	DST Systems, Inc.	1,600	135,600
*	DTS, Inc.	7,196	178,101
*	Dycom Industries, Inc.	13,404	377,189
*	Dynamics Research Corp.	4,700	51,465
*	EarthLink, Inc.	58,042	394,105
*	eBay, Inc.	4,100	137,473
*	Echelon Corp.	10,500	176,295
* #	EDGAR Online, Inc.	2,700	8,073
*	Edgewater Technology, Inc.	4,100	26,855
*	EFJ, Inc.	11,084	32,476
*	Elecsys Corp.	1,400	7,770
*	Electro Scientific Industries, Inc.	13,400	271,350
*	Electroglas, Inc.	8,118	11,771
	Electronic Data Systems Corp.	93,600	1,896,336
*	Electronics for Imaging, Inc.	26,999	619,357
* #	Elixir Gaming Technologies, Inc.	9,000	35,460
*	eLoyalty Corp.	906	11,742
*	EMC Corp.	25,900	499,093
* #	EMCORE Corp.	15,800	138,566
*	EMS Technologies, Inc.	7,200	209,592
*	Emulex Corp.	28,200	472,350
*	Endwave Corp.	5,400	42,336
*	Entegris, Inc.	53,500	463,310
*	Entertainment Distribution Co., Inc.	20,700	14,490
*	Entrust, Inc.	12,801	21,250
*	Epicor Software Corp.	8,300	89,806
*	EPIQ Systems, Inc.	12,671	220,729
*	ePlus, Inc.	2,750	28,848
* #	Equinix, Inc.	1,400	145,754
* #	eSpeed, Inc.	16,065	162,257
*	ESS Technology, Inc.	3,500	5,215
* #	Euronet Worldwide, Inc.	17,000	556,920
*	Evans & Sutherland Computer Corp.	826	1,107
*	Exar Corp.	3,500	32,165
*	Excel Technology, Inc.	5,300	142,941
*	Extreme Networks, Inc.	50,806	184,934
*	F5 Networks, Inc.	3,400	89,828
	Factset Research Systems, Inc.	1,700	106,556
#	Fair Isaac Corp.	5,100	188,496
*	Fairchild Semiconductor Corp. Class A	25,359	402,194
*	FalconStor Software, Inc.	6,200	75,082
*	Faro Technologies, Inc.	4,600	124,292
*	FEI Co.	12,400	308,884
	Fidelity National Information Services, Inc.	13,608	588,138
*	Finisar Corp.	28,400	48,280
*	Fiserv, Inc.	6,600	338,778

50

*	Flextronics International, Ltd.	85,223	1,019,267
* #	Flir Systems, Inc.	3,660	251,552
*	FormFactor, Inc.	15,938	604,688
*	Forrester Research, Inc.	9,817	257,009
* #	FortuNet, Inc.	4,200	35,196
* #	Foundry Networks, Inc.	19,600	345,548
	Frequency Electronics, Inc.	3,500	33,145
*	FSI International, Inc.	8,700	15,660
*	Gartner Group, Inc.	3,700	69,893
*	Genesis Microchip, Inc.	18,300	92,232
	Gevity HR, Inc.	8,300	35,275
	Global Payments, Inc.	6,800	293,896
*	Globecomm Systems, Inc.	5,140	57,825
*	Goldleaf Financial Solutions, Inc.	8,500	14,875
*	Greenfield Online, Inc.	11,200	168,448
*	GSE Systems, Inc.	1,320	15,840
*	GTSI Corp.	4,675	45,254
*	Guidance Software, Inc.	2,000	24,620
*	Harmonic, Inc.	12,520	129,832
	Harris Corp.	2,300	144,371
*	Harris Stratex Networks, Inc. Class A	11,450	197,169
*	Hauppauge Digital, Inc.	2,600	10,894
	Heartland Payment Systems, Inc.	2,900	93,612
#	Henry Jack & Associates, Inc.	8,040	215,150
*	Hewitt Associates, Inc. Class A	5,600	210,000
	Hewlett-Packard Co.	34,600	1,770,136
*	hi/fn, Inc.	5,684	33,365
*	Hittite Microwave Corp.	2,400	103,656
*	Hughes Communications, Inc.	2,050	108,958
*	Hutchinson Technology, Inc.	12,460	327,823
*	Hypercom Corp.	26,700	142,845
* #	I.D. Systems, Inc.	4,600	60,444
* #	i2 Technologies, Inc.	2,800	45,304
	iBasis, Inc.	10,000	52,900
*	Ibis Technology Corp.	2,100	903
*	iGATE Capital Corp.	20,600	174,276
*	Ikanos Communications	1,600	9,488
* #	ImageWare Systems, Inc.	1,700	2,754
*	I-many, Inc.	8,545	27,771
	Imation Corp.	11,100	222,777
#	Imergent, Inc.	2,500	30,900
*	Immersion Corp.	8,800	115,544
*	InFocus Corp.	2,100	3,654
*	Informatica Corp.	9,984	171,226
	InfoSpace, Inc.	15,500	276,055
	infoUSA, Inc.	25,600	220,928
*	Ingram Micro, Inc.	88,500	1,761,150
*	Innodata Isogen, Inc.	6,800	33,660
*	Innovex, Inc.	799	463
*	Insight Enterprises, Inc.	29,646	587,287
	Integral Systems, Inc.	4,600	114,678
*	Integrated Device Technology, Inc.	76,400	926,732
*	Integrated Silicon Solution, Inc.	16,907	110,234
	Intel Corp.	76,790	2,002,683
*	Intelli-Check, Inc.	1,800	6,300

51

*	Intelligent Systems Corp.	1,620	5,346
*	Interactive Intelligence, Inc.	1,600	41,728
* #	Intermec, Inc.	10,700	229,729
* #	Internap Network Services Corp.	18,200	181,090
*	International Rectifier Corp.	28,600	930,072
*	Internet Capital Group, Inc.	17,959	200,602
*	Interphase Corp.	2,500	24,350
	Intersil Corp.	23,500	586,090
*	Intervoice, Inc.	14,237	139,238
*	Interwoven, Inc.	19,900	244,372
*	Intest Corp.	3,502	8,090
*	Intevac, Inc.	4,500	70,650
*	IntriCon Corp.	1,700	23,460
*	Intuit, Inc.	8,000	234,560
* #	INX, Inc.	500	4,985
*	Iomega Corp.	21,400	76,398
* #	iPass, Inc.	32,500	142,025
*	Iron Mountain, Inc.	6,700	244,416
*	Iteris, Inc.	12,500	42,000
* #	Itron, Inc.	2,800	217,140
*	Ixia	30,100	310,933
*	IXYS Corp.	14,600	112,858
*	j2 Global Communications, Inc.	4,415	107,373
	Jabil Circuit, Inc.	8,000	135,600
*	Jaco Electronics, Inc.	1,300	1,677
*	JDA Software Group, Inc.	14,800	309,912
*	JDS Uniphase Corp.	44,637	600,814
* #	Juniper Networks, Inc.	46,950	1,395,354
*	Jupitermedia Corp.	16,164	69,344
	Keithley Instruments, Inc.	6,300	59,850
*	Kemet Corp.	8,400	52,080
*	Key Tronic Corp.	4,000	16,600
*	Keynote Systems, Inc.	7,900	108,704
*	Kintera, Inc.	8,800	14,168
	KLA-Tencor Corp.	7,800	375,024
*	Kopin Corp.	28,839	103,820
*	Kratos Defense & Security Solutions, Inc.	47,728	106,911
*	Kulicke & Soffa Industries, Inc.	12,476	88,330
*	KVH Industries, Inc.	6,593	57,293
* #	L-1 Identity Solutions, Inc.	33,427	621,074
*	Lam Research Corp.	3,800	174,230
* #	LaserCard Corp.	2,900	28,826
*	Lattice Semiconductor Corp.	49,600	166,656
* #	Lawson Software, Inc.	67,392	655,050
*	Leadis Technolgies, Inc.	1,430	3,975
*	LeCroy Corp.	4,751	41,286
*	Lexmark International, Inc.	2,400	83,712
#	Linear Technology Corp.	6,540	199,208
*	Lionbridge Technologies, Inc.	27,100	82,384
*	Littlefuse, Inc.	7,800	260,130
*	Logility, Inc.	2,814	34,049
*	LoJack Corp.	8,403	147,137
*	LookSmart, Ltd.	7,940	23,026
*	Loral Space & Communications, Inc.	8,849	302,990
* #	LSI Corp.	63,348	351,581

52

*	LTX Corp.	21,659	51,982
*	Lumera Corp.	7,200	24,912
*	Luna Innovations, Inc.	3,800	34,694
* #	Macrovision Corp.	27,230	678,572
*	Magma Design Automation, Inc.	8,700	116,232
*	Management Network Group, Inc.	16,506	39,449
*	Manhattan Associates, Inc.	6,200	168,206
*	ManTech International Corp. Class A	7,600	294,044
#	Marchex, Inc. Class B	13,300	163,723
*	Mastec, Inc.	19,800	200,178
*	Mattson Technology, Inc.	23,100	190,344
	Maxim Integrated Products, Inc.	9,600	222,624
#	Maximus, Inc.	8,210	320,190
* #	Maxwell Technologies, Inc.	4,300	35,862
*	McAfee, Inc.	5,800	225,910
*	Mechanical Technology, Inc.	3,500	3,360
* #	Mentor Graphics Corp.	44,330	482,754
*	Mercury Computer Systems, Inc.	9,600	140,736
*	Merix Corp.	8,516	49,904
	Mesa Laboratories, Inc.	150	3,735
*	Metavante Technologies, Inc.	18,795	428,165
	Methode Electronics, Inc.	16,900	203,645
	Micrel, Inc.	16,570	147,804
	Microchip Technology, Inc.	4,900	141,071
*	Micron Technology, Inc.	211,995	1,763,798
*	Micros Systems, Inc.	1,400	100,996
*	Microsemi Corp.	11,926	272,867
*	MicroStrategy, Inc.	700	70,595
*	Microtune, Inc.	20,797	108,144
* #	Midway Games, Inc.	13,000	31,590
* #	Mindspeed Technologies, Inc.	14,927	20,898
* #	MIPS Technologies, Inc.	21,782	123,722
*	MIVA, Inc.	12,918	37,204
*	MKS Instruments, Inc.	24,900	452,433
*	Mobility Electronics, Inc.	11,440	19,906
	Mocon, Inc.	698	7,238
*	Moldflow Corp.	5,475	87,326
	Molex, Inc.	5,100	140,556
	Molex, Inc. Class A	3,700	99,086
#	MoneyGram International, Inc.	11,500	177,560
*	Monolithic Power Systems	7,200	137,376
* #	MoSys, Inc.	15,700	91,688
	Motorola, Inc.	49,570	791,633
*	MPS Group, Inc.	46,400	515,040
*	MRV Communications, Inc.	63,791	142,892
*	MSC. Software Corp.	20,119	265,772
	MTS Systems Corp.	3,200	131,168
* #	Multi-Fineline Electronix, Inc.	11,568	211,347
*	Nanometrics, Inc.	900	9,000
* #	Napco Security Systems, Inc.	9,405	47,213
* #	Napster, Inc.	19,800	55,044
	National Instruments Corp.	2,900	96,773
	National Semiconductor Corp.	7,343	167,861
*	NAVTEQ Corp.	3,200	239,648
*	NCI, Inc.	1,251	22,643

53

*	NCR Corp.	39,600	948,024
* #	NeoMagic Corp.	3,100	9,672
*	Ness Technologies, Inc.	1,900	17,879
* #	NETGEAR, Inc.	7,036	238,450
* #	Netlogic Microsystems, Inc.	4,300	125,775
*	NetManage, Inc.	3,804	14,227
*	NetScout Systems, Inc.	13,617	165,447
	Network Appliance, Inc.	3,600	88,956
*	Network Engines, Inc.	10,500	17,220
*	Network Equipment Technologies, Inc.	9,300	115,692
* #	Newport Corp.	11,700	155,142
*	Nextest Systems Corp.	7,600	100,928
	NIC, Inc.	20,219	157,708
*	NMS Communications Corp.	12,900	19,995
*	Novatel Wireless, Inc.	7,300	113,442
*	Novell, Inc.	96,499	677,423
* #	Novellus Systems, Inc.	26,300	684,063
*	Nuance Communications, Inc.	23,352	471,243
*	NumereX Corp. Class A	1,675	13,501
*	Nvidia Corp.	5,100	160,854
	O.I. Corp.	1,251	15,875
* #	Oculus Innovative Sciences, Inc.	1,800	9,000
* #	OmniVision Technologies, Inc.	27,061	503,876
* #	ON Semiconductor Corp.	12,700	116,713
* #	On2 Technologies, Inc.	14,600	10,950
*	Online Resources Corp.	8,700	81,780
*	Onvia, Inc.	1,050	9,188
	Openwave Systems, Inc.	33,587	92,364
*	Oplink Communications, Inc.	13,200	213,180
*	OPNET Technologies, Inc.	8,754	80,274
*	Orthovita, Inc.	9,900	34,848
*	OSI Systems, Inc.	7,846	194,502
*	Overland Storage, Inc.	2,400	3,600
*	OYO Geospace Corp.	1,100	115,170
*	Packeteer, Inc.	16,398	110,850
* #	Palm, Inc.	62,845	438,030
*	PAR Technology Corp.	7,400	54,168
*	Parametric Technology Corp.	10,700	178,690
	Park Electrochemical Corp.	8,800	259,160
* #	Parkervision, Inc.	2,838	27,898
*	PC Connection, Inc.	12,585	160,962
*	PDF Solutions, Inc.	13,377	106,080
	Pegasystems, Inc.	16,201	200,568
*	Perceptron, Inc.	535	6,067
*	Perficient, Inc.	5,900	98,943
*	Performance Technologies, Inc.	5,700	27,702
*	Pericom Semiconductor Corp.	6,600	109,362
*	Perot Systems Corp.	49,000	644,350
*	Pervasive Software, Inc.	9,396	42,188
*	Phoenix Technologies, Ltd.	5,709	77,642
*	Photon Dynamics, Inc.	6,600	59,400
*	Photronics, Inc.	17,300	178,017
*	Pinnacle Data Systems, Inc.	100	285
* #	Pixelworks, Inc.	10,400	9,048
*	Planar Systems, Inc.	7,691	43,685

54

	Plantronics, Inc.	23,900	641,715
*	PLATO Learning, Inc.	11,644	47,508
*	Plexus Corp.	16,000	476,160
*	PLX Technology, Inc.	12,300	121,032
*	PMC-Sierra, Inc.	47,100	330,642
*	Polycom, Inc.	21,425	519,985
*	Power Integrations, Inc.	3,300	99,264
* #	Powerwave Technologies, Inc.	59,376	245,817
* #	Presstek, Inc.	15,759	94,081
* •	Price Communications Liquidation Trust	8,600	1,175
	Printronix, Inc.	2,400	37,248
*	Progress Software Corp.	9,200	290,996
	QAD, Inc.	11,317	96,308
*	QLogic Corp.	26,300	355,576
#	Quality Systems, Inc.	2,300	68,057
*	Qualstar Corp.	5,600	17,920
*	Quantum Corp.	83,600	265,012
*	Quest Software, Inc.	35,104	567,632
*	QuickLogic Corp.	10,700	38,092
* #	Rackable Systems, Inc.	13,900	148,035
*	Radiant Systems, Inc.	10,400	166,088
*	RadiSys Corp.	5,500	85,470
*	Radyne Corp.	8,100	74,358
*	RAE Systems, Inc.	17,900	46,540
* #	Rambus, Inc.	7,200	139,608
*	Ramtron International Corp.	5,600	23,744
*	RealNetworks, Inc.	67,037	413,618
* #	Red Hat, Inc.	6,300	126,126
	Relm Wireless Corp.	5,270	17,444
#	Renaissance Learning, Inc.	6,300	82,026
* #	RF Micro Devices, Inc.	121,329	701,282
*	RF Monolithics, Inc.	4,364	24,962
	Richardson Electronics, Ltd.	5,000	32,550
* #	RightNow Technologies, Inc.	4,100	74,415
*	Rimage Corp.	4,181	104,232
*	Rofin-Sinar Technologies, Inc.	5,000	455,200
* #	Rogers Corp.	6,700	295,202
*	Rudolph Technologies, Inc.	12,207	145,874
*	S1 Corp.	19,100	141,722
*	Saba Software, Inc.	8,700	43,065
* #	Safeguard Scientifics, Inc.	50,000	98,500
*	Sandisk Corp.	9,100	340,704
*	Sanmina-SCI Corp.	209,649	371,079
*	Sapient Corp.	17,424	126,150
* #	SatCon Technology Corp.	900	1,350
* #	SAVVIS, Inc.	3,000	96,120
*	ScanSource, Inc.	9,502	335,231
*	Scientific Learning Corp.	2,910	17,053
*	SCM Microsystems, Inc.	6,300	22,113
*	Seachange International, Inc.	13,158	99,211
	Seagate Technology	1,887	48,666
*	Secure Computing Corp.	34,381	311,836
* #	Semitool, Inc.	14,200	131,208
*	Semtech Corp.	21,817	332,927
*	SI International, Inc.	6,238	161,938

55

* #	Sigma Designs, Inc.	2,600	169,052
*	Sigmatel, Inc.	16,200	31,752
*	Silicon Image, Inc.	10,700	50,290
*	Silicon Laboratories, Inc.	15,100	560,814
*	Silicon Storage Technology, Inc.	36,500	103,660
* #	Simulations Plus, Inc.	1,800	8,640
* #	SiRF Technology Holdings, Inc.	6,000	144,540
*	Skyworks Solutions, Inc.	79,400	720,952
*	SM&A	7,202	46,597
* #	Smith Micro Software, Inc.	11,500	92,115
*	SoftBrands, Inc.	5,800	10,962
*	Sohu.com, Inc.	800	45,904
* #	Sonic Foundry, Inc.	4,200	6,678
*	Sonic Solutions, Inc.	7,640	75,865
*	SonicWALL, Inc.	29,100	294,492
* #	Sonus Networks, Inc.	43,500	286,230
*	Sourcefire, Inc.	3,800	30,818
* #	SourceForge, Inc.	10,142	23,428
*	Spectrum Control, Inc.	5,373	79,843
*	SPSS, Inc.	4,154	150,126
* #	SRA International, Inc.	14,800	404,632
* #	SRS Labs, Inc.	3,600	22,068
*	Staktek Holdings, Inc.	20,992	53,949
*	Standard Microsystems Corp.	11,600	409,132
	StarTek, Inc.	6,750	65,948
* #	STEC, Inc.	26,400	246,048
*	Stratasys, Inc.	4,600	114,954
*	SumTotal Systems, Inc.	9,900	47,718
*	Sun Microsystems, Inc.	15,550	323,129
*	Sunair Electronics, Inc.	4,500	11,205
* #	SunPower Corp. Class A	100	12,444
* #	Supertex, Inc.	5,002	169,818
*	SupportSoft, Inc.	20,555	89,209
* #	Sybase, Inc.	15,600	399,984
*	Sycamore Networks, Inc.	131,299	505,501
*	Sykes Enterprises, Inc.	20,000	369,200
*	Symantec Corp.	51,500	916,700
*	Symmetricom, Inc.	23,600	101,716
* #	Synaptics, Inc.	6,200	344,348
*	Synchronoss Technologies, Inc.	2,300	75,716
*	SYNNEX Corp.	15,800	326,428
*	Synopsys, Inc.	12,000	295,320
*	Synplicity, Inc.	10,350	58,892
#	Syntel, Inc.	3,200	115,296
* #	Take-Two Interactive Software, Inc.	25,700	384,986
*	Tech Data Corp.	22,000	827,420
	Technitrol, Inc.	15,068	403,370
*	Technology Solutions Co.	524	1,755
*	TechTeam Global, Inc.	4,700	59,690
*	Techwell, Inc.	4,600	56,166
*	Tekelec	35,294	434,116
*	TeleCommunication Systems, Inc.	13,800	46,920
* #	Telkonet, Inc.	5,000	6,400
*	Tellabs, Inc.	175,300	1,220,088
*	Telular Corp.	6,800	45,560

56

*	Teradata Corp.	6,300	163,548
*	Teradyne, Inc.	32,799	357,181
* #	Terremark Worldwide, Inc.	12,560	70,462
*	Tessco Technologies, Inc.	2,329	38,033
*	Tessera Technologies, Inc.	3,300	127,446
* #	The Knot, Inc.	11,000	145,200
	TheStreet.com, Inc.	3,100	38,130
*	Think Partnership, Inc.	21,000	28,560
* #	THQ, Inc.	21,600	528,120
*	TIBCO Software, Inc.	94,336	738,651
	TNS, Inc.	4,600	72,312
*	Tollgrade Communications, Inc.	4,500	35,730
#	Total System Services, Inc.	4,500	126,180
*	Track Data Corp.	2,153	4,844
*	Transact Technologies, Inc.	3,900	20,280
*	Transwitch Corp.	5,900	6,018
*	Travelzoo, Inc.	2,100	32,067
*	Trident Microsystems, Inc.	4,400	27,632
*	Trimble Navigation, Ltd.	3,780	140,125
	Trio-Tech International	400	3,936
*	Triquint Semiconductor, Inc.	74,100	439,413
	TSR, Inc.	1,400	5,740
*	TTM Technologies, Inc.	19,424	234,836
*	Tumbleweed Communications Corp.	18,783	24,606
*	Tyler Technologies, Inc.	19,195	289,077
*	Ulticom, Inc.	11,158	83,685
*	Ultimate Software Group, Inc.	2,500	81,675
*	Ultra Clean Holdings, Inc.	8,322	119,587
*	Ultratech, Inc.	11,400	136,572
*	Unica Corp.	4,500	40,500
* #	Unisys Corp.	20,400	101,184
	United Online, Inc.	14,700	221,088
* #	Universal Display Corp.	3,900	64,584
* #	UTStarcom, Inc.	33,600	97,440
*	ValueClick, Inc.	8,300	196,212
*	Varian Semiconductor Equipment Associates, Inc.	6,300	261,513
*	VASCO Data Security International, Inc.	1,500	33,660
* #	Veeco Instruments, Inc.	13,715	230,138
* #	VeriFone Holdings, Inc.	1,100	52,833
*	Verint Systems, Inc.	2,300	39,698
* #	VeriSign, Inc.	9,700	396,730
*	Viasat, Inc.	9,700	323,495
*	Vicon Industries, Inc.	1,600	15,248
*	Video Display Corp.	4,100	32,882
*	Vignette Corp.	11,000	169,180
*	Virage Logic Corp.	10,454	87,500
*	Vishay Intertechnology, Inc.	68,817	859,524
*	Visual Sciences, Inc.	8,100	128,142
*	Vocus, Inc.	2,448	76,867
* #	Volterra Semiconductor Corp.	2,400	29,712
* #	Vyyo, Inc.	3,100	14,291
* #	Wave Systems Corp. Class A	4,700	6,627
*	Websense, Inc.	5,400	88,236
*	Website Pros, Inc.	8,583	96,645
*	Westell Technologies, Inc.	24,650	37,468

57

*	Western Digital Corp.	9,700	268,011
*	White Electronics Designs Corp.	6,450	29,735
*	Wind River Systems, Inc.	28,900	295,069
*	Winland Electronics, Inc.	400	884
*	Wireless Telecom Group, Inc.	12,500	23,125
*	Wireless Xcessories Group, Inc.	1,600	2,672
*	WJ Communications, Inc.	6,600	5,808
*	WPCS International, Inc.	2,800	28,532
*	Wright Express Corp.	3,400	129,030
*	Xerox Corp.	31,120	525,306
#	Xilinx, Inc.	10,880	238,272
*	X-Rite, Inc.	13,192	163,977
*	Yahoo!, Inc.	13,100	351,211
*	Zebra Technologies Corp. Class A	5,400	208,278
*	ZILOG, Inc.	7,400	23,310
* #	Zix Corp.	10,200	39,780
*	Zoran Corp.	24,700	538,954
*	Zygo Corp.	8,000	90,320
Total Information Technology			120,035,538

Materials — (4.8%)
	A. Schulman, Inc.	4,300	92,708
#	A.M. Castle & Co.	10,000	251,000
*	AEP Industries, Inc.	2,000	68,420
	Air Products & Chemicals, Inc.	2,500	247,600
	Airgas, Inc.	5,200	257,296
#	AK Steel Holding Corp.	5,220	232,655
	Albemarle Corp.	5,800	256,012
	Alcoa, Inc.	42,900	1,560,273
	Allegheny Technologies, Inc.	2,500	244,375
	AMCOL International Corp.	9,900	376,002
*	American Pacific Corp.	3,257	47,878
#	American Vanguard Corp.	9,613	157,173
*	Amerigon, Inc.	2,300	42,044
	Aptargroup, Inc.	10,900	460,089
	Arch Chemicals, Inc.	12,200	502,030
* #	Arrowhead Research Corp.	4,200	17,136
	Ashland, Inc.	32,400	1,595,376
*	Atlantis Plastics, Inc.	300	252
	Balchem Corp.	2,775	59,330
	Ball Corp.	2,400	111,000
* #	Basin Water, Inc.	7,300	51,173
#	Bemis Co., Inc.	40,300	1,093,339
*	Brush Engineered Materials, Inc.	6,500	290,745
*	Buckeye Technologies, Inc.	2,600	37,128
	Cabot Corp.	9,600	330,432
#	Calgon Carbon Corp.	14,300	208,208
*	Caraustar Industries, Inc.	2,500	10,325
	Carpenter Technology Corp.	8,000	603,600
#	Celanese Corp. Class A	2,400	95,232
*	Century Aluminum Co.	8,700	498,858
	CF Industries Holdings, Inc.	1,500	136,470
	Chemtura Corp.	84,200	631,500
	Chesapeake Corp.	5,400	32,940
#	Cleveland-Cliffs, Inc.	4,700	423,940

58

* #	Coeur d’Alene Mines Corp.	98,400	410,328
	Commercial Metals Co.	28,770	889,281
	Compass Minerals International, Inc.	4,600	168,912
* #	Constar International, Inc.	2,000	5,740
*	Core Molding Technologies, Inc.	3,400	24,038
*	Crown Holdings, Inc.	7,500	192,450
	Cytec Industries, Inc.	16,730	1,026,218
	Deltic Timber Corp.	4,600	221,490
*	Domtar Corp.	22,032	167,443
	Dow Chemical Co.	22,144	928,719
	duPont (E.I.) de Nemours & Co., Inc.	11,700	539,955
#	Eagle Materials, Inc.	16,000	623,840
	Eastman Chemical Co.	4,700	301,787
#	Empire Resources, Inc.	3,200	12,608
*	Esmark, Inc.	7,300	141,620
	Ferro Corp.	19,200	406,848
*	Flight Safety Technologies, Inc.	1,800	3,312
*	Flotek Industries, Inc.	1,800	66,348
	FMC Corp.	6,600	361,152
	Freeport-McMoRan Copper & Gold, Inc. Class B	21,104	2,087,819
	Friedman Industries, Inc.	3,200	23,200
#	General Maritime Corp.	8,000	213,600
* #	General Moly, Inc.	6,565	69,983
#	Georgia Gulf Corp.	16,500	122,760
	Gibraltar Industries, Inc.	15,250	213,195
	Glatfelter Co.	4,100	61,623
*	Graphic Packaging Corp.	119,000	487,900
	Greif, Inc. Class A	6,600	389,862
	Greif, Inc. Class B	2,400	131,184
	H.B. Fuller Co.	29,900	756,171
	Hawkins, Inc.	4,270	63,196
*	Haynes International, Inc.	3,200	270,432
* #	Headwaters, Inc.	13,200	158,400
*	Hecla Mining Co.	12,400	145,452
	Hercules, Inc.	5,100	98,991
	Huntsman Corp.	9,800	248,528
*	ICO, Inc.	6,300	68,355
	Innospec, Inc.	2,400	42,144
	International Flavors & Fragrances, Inc.	1,500	75,210
	International Paper Co.	31,512	1,063,530
*	Ion Geophysical Corp.	20,900	322,487
	Kaiser Aluminum Corp.	5,300	377,042
	KMG Chemicals, Inc.	3,881	60,388
#	Kronos Worldwide, Inc.	6,500	108,030
*	Landec Corp.	11,000	144,540
	Louisiana-Pacific Corp.	51,600	793,608
*	LSB Industries, Inc.	2,744	62,234
	Lubrizol Corp.	7,300	468,222
	Lyondell Chemical Co.	35,000	1,652,000
#	Martin Marietta Materials, Inc.	800	107,640
*	Material Sciences Corp.	6,500	53,755
*	Maxxam, Inc.	300	8,280
	MeadWestavco Corp.	51,600	1,696,092
*	Mercer International, Inc.	2,400	19,008
	Metal Management, Inc.	8,900	409,578

59

	Minerals Technologies, Inc.	8,200	548,580
* #	Mines Management, Inc.	1,900	6,726
*	Mod-Pac Corp.	1,500	12,300
	Myers Industries, Inc.	11,100	221,556
	Nalco Holding Co.	15,100	361,796
*	Nanophase Technologies Corp.	2,300	8,257
	Neenah Paper, Inc.	6,700	202,206
	Nevada Chemicals, Inc.	3,000	27,480
	NewMarket Corp.	6,600	354,156
	Newmont Mining Corp.	9,400	467,086
#	NL Industries, Inc.	22,100	222,989
	NN, Inc.	7,600	67,412
*	Northern Technologies International Corp.	600	6,750
*	Northwest Pipe Co.	4,715	156,868
	Nucor Corp.	3,800	224,998
	Olin Corp.	25,500	533,970
*	OM Group, Inc.	12,400	697,996
*	OMNOVA Solutions, Inc.	8,300	42,745
*	Owens-Illinois, Inc.	4,080	183,151
#	Packaging Corp. of America	9,400	265,926
*	Pactiv Corp.	5,700	144,780
*	Patriot Coal Corp.	680	22,991
	Penford Corp.	3,821	92,468
* #	Peoplesupport, Inc.	10,700	150,335
*	PolyOne Corp.	43,402	272,131
	PPG Industries, Inc.	4,900	336,336
	Quaker Chemical Corp.	4,400	95,832
	Quanex Corp.	17,900	895,716
*	Ready Mix, Inc.	1,400	11,760
#	Reliance Steel & Aluminum Co.	12,700	655,193
*	Rock of Ages Corp.	2,118	11,797
	Rock-Tenn Co. Class A	6,100	160,918
* #	Rockwood Holdings, Inc.	25,500	858,840
	Rohm & Haas Co.	11,100	603,507
*	Rosetta Resources, Inc.	16,931	309,837
#	Royal Gold, Inc.	7,077	203,251
	RPM International, Inc.	29,500	561,975
*	RTI International Metals, Inc.	5,000	367,200
	Schnitzer Steel Industries, Inc. Class A	10,600	661,652
	Schweitzer-Maudoit International, Inc.	8,288	221,290
	Scotts Miracle-Gro Co. Class A	5,300	195,623
	Sealed Air Corp.	19,500	455,715
	Sensient Technologies Corp.	19,700	545,099
#	Sigma-Aldrich Corp.	3,700	194,805
	Silgan Holdings, Inc.	3,200	171,616
*	Smurfit-Stone Container Corp.	131,725	1,450,292
	Sonoco Products Co.	9,900	300,762
	Spartech Corp.	9,500	129,770
	Steel Dynamics, Inc.	5,840	293,810
	Stepan Co.	4,800	146,592
* #	Stillwater Mining Co.	28,900	280,330
*	Symyx Technologies, Inc.	6,196	47,461
#	Synalloy Corp.	1,007	17,492
	Temple-Inland, Inc.	5,100	234,447
* #	Terra Industries, Inc.	11,000	415,580

60

	Texas Industries, Inc.	3,400	235,892
* #	Titanium Metals Corp.	7,026	208,461
	Tronox, Inc. Class A	1,700	14,025
	Tronox, Inc. Class B	181	1,466
*	U.S. Concrete, Inc.	18,100	68,056
*	U.S. Gold Corp.	36,032	123,590
*	United States Lime & Minerals, Inc.	2,100	64,596
	United States Steel Corp.	4,200	410,340
*	Universal Stainless & Alloy Products, Inc.	2,100	64,764
#	Valhi, Inc.	10,400	190,528
	Valspar Corp.	40,700	917,378
	Vulcan Materials Co.	3,693	327,938
* #	W.R. Grace & Co.	2,800	75,628
	Wausau Paper Corp.	19,300	181,999
	Wellman, Inc.	12,500	13,125
#	Westlake Chemical Corp.	34,672	685,465
	Weyerhaeuser Co.	16,734	1,224,594
#	Worthington Industries, Inc.	40,400	856,076
*	Zep, Inc.	2,450	32,169
*	Zoltek Companies, Inc.	3,100	132,122
Total Materials			52,547,430

Other — (0.0%)
* •	Tripos Escrow Shares	67	16

Real Estate Investment Trusts — (0.0%)
#	Deerfield Triarc Captial Corp.	2,200	16,522
	DiamondRock Hospitality Co.	2,200	38,104
	Education Realty Trust, Inc.	2,000	23,980
	Jer Investors Trust, Inc.	1,200	11,736
#	Lexington Realty Trust	1,040	18,398
	Medical Properties Trust, Inc.	1,200	13,464
#	Northstar Realty Finance Corp.	1,800	16,506
Total Real Estate Investment Trusts			138,710

Telecommunication Services — (2.5%)
	Alaska Communications Systems Group, Inc.	7,900	118,500
*	American Tower Corp.	1,500	68,310
*	Arbinet-thexchange, Inc.	10,899	64,849
	AT&T, Inc.	270,720	10,344,211
*	Cbeyond, Inc.	2,200	91,014
*	Centennial Communications Corp.	12,000	106,800
	CenturyTel, Inc.	30,200	1,287,426
*	Cincinnati Bell, Inc.	27,200	129,472
	Citizens Communications Co.	13,337	173,114
*	Clear Channel Outdoor Holdings, Inc.	1,200	32,712
* #	Cogent Communications Group, Inc.	8,200	170,396
#	Consolidated Communications Holdings, Inc.	10,010	160,961
*	Crown Castle International Corp.	10,400	436,280
	D&E Communications, Inc.	6,750	98,348
	Embarq Corp.	1,115	56,809
	FairPoint Communications, Inc.	13,600	202,912
* #	FiberTower Corp.	10,600	24,168
*	General Communications, Inc. Class A	24,175	214,191
*	Golden Telecom, Inc.	2,200	223,212

61

	Hickory Tech Corp.	4,775	43,405
*	Hungarian Telephone & Cable Corp.	200	3,492
* #	ICO Global Communications (Holdings), Ltd.	22,300	87,862
	IDT Corp. Class B	13,800	111,918
	Iowa Telecommunications Services, Inc.	5,400	92,016
*	LCC International, Inc. Class A	12,139	29,741
*	Leap Wireless International, Inc.	4,300	149,253
* #	Level 3 Communications, Inc.	27,575	92,652
*	NeuStar, Inc.	2,100	66,717
*	Nexstar Broadcasting Group, Inc.	3,092	28,044
	North Pittsburgh Systems, Inc.	2,900	68,498
*	Occam Networks, Inc.	7,461	28,874
*	PAETEC Holding Corp.	8,900	95,230
*	Point.360	2,600	5,070
*	Premiere Global Services, Inc.	19,274	265,596
* #	Regal Entertainment Group	5,200	102,908
*	Rural Cellular Corp. Class A	1,900	83,714
*	SBA Communications Corp.	3,000	112,320
	Shenandoah Telecommunications Co.	10,872	268,212
*	Spark Networks, Inc.	3,100	12,834
	Sprint Nextel Corp.	169,900	2,636,848
*	SunCom Wireless Holdings, Inc.	280	7,426
	SureWest Communications	8,000	144,880
*	Syniverse Holdings, Inc.	31,670	494,685
	Telephone & Data Systems, Inc.	8,624	536,844
	Telephone & Data Systems, Inc. Special Shares	8,527	482,202
* #	Terrestar Corp.	30,200	218,950
*	Time Warner Telecom, Inc.	4,700	105,421
*	United States Cellular Corp.	4,900	401,800
*	USA Mobility, Inc.	12,993	171,378
	Verizon Communications, Inc.	150,079	6,484,914
	Warwick Valley Telephone Co.	2,000	22,060
	Windstream Corp.	11,817	153,030
*	Xeta Corp.	3,800	16,188
Total Telecommunication Services			27,628,667

Utilities — (1.1%)
	AGL Resources, Inc.	3,600	133,488
	ALLETE, Inc.	2,500	102,400
	Alliant Energy Corp.	900	37,368
	American States Water Co.	2,800	116,620
#	Aqua America, Inc.	5,500	121,770
*	Aquila, Inc.	23,100	91,476
	Artesian Resources Corp. Class A	498	9,462
#	Atmos Energy Corp.	3,900	102,141
	Avista Corp.	5,900	126,142
	BIW, Ltd.	300	7,050
	Black Hills Corp.	4,000	166,640
* #	Cadiz, Inc.	1,424	28,281
	California Water Service Group	1,700	66,419
	CenterPoint Energy, Inc.	1,100	19,635
#	Central Vermont Public Service Corp.	2,094	57,920
	CH Energy Group, Inc.	2,300	101,936
	Chesapeake Utilities Corp.	700	23,625
	Cleco Corp.	6,100	170,434

62

#	CMS Energy Corp.	9,600	167,328
	Connecticut Water Services, Inc.	2,499	60,751
	Delta Natural Gas Co., Inc.	238	5,914
	DPL, Inc.	4,700	142,316
*	Dynegy, Inc.	9,800	74,578
*	El Paso Electric Co.	4,700	120,837
#	Empire District Electric Co.	4,900	112,896
	Energen Corp.	2,500	159,350
	Energy East Corp.	5,800	160,312
	Energy West, Inc.	200	2,850
	EnergySouth, Inc.	1,539	85,076
*	Environmental Power Corp.	2,500	12,850
	Florida Public Utilities Co.	600	7,074
#	Great Plains Energy, Inc.	3,800	112,784
#	Hawaiian Electric Industries, Inc.	7,998	185,154
#	IDACORP, Inc.	4,100	144,156
	Integrys Energy Group, Inc.	3,707	189,094
	ITC Holdings Corp.	8,800	449,152
	Laclede Group, Inc.	3,300	113,553
*	Maine & Maritimes Corp.	1,200	41,520
	MGE Energy, Inc.	2,649	92,900
	Middlesex Water Co.	6,246	117,737
* #	Mirant Corp.	23,100	891,429
#	National Fuel Gas Co.	2,800	133,420
	New Jersey Resources Corp.	5,942	299,774
	Nicor, Inc.	2,700	113,778
#	Northeast Utilities, Inc.	5,500	173,690
#	Northwest Natural Gas Co.	2,400	115,128
	NorthWestern Corp.	3,400	94,690
* #	NRG Energy, Inc.	23,600	1,000,404
	NSTAR	4,500	157,500
	OGE Energy Corp.	4,000	142,400
	Oneok, Inc.	900	41,850
#	Ormat Technologies, Inc.	8,700	439,350
#	Otter Tail Corp.	2,700	90,477
#	Piedmont Natural Gas Co.	5,700	148,428
	Pinnacle West Capital Corp.	1,100	47,146
	PNM Resources, Inc.	3,500	77,630
	Portland General Electric Co.	7,700	206,129
	Public Service Enterprise Group, Inc.	7,500	718,050
	Puget Energy, Inc.	4,800	134,736
	Questar Corp.	6,600	352,770
*	Reliant Energy, Inc.	33,700	877,548
	RGC Resources, Inc.	200	6,014
	Sierra Pacific Resources	8,800	151,360
#	SJW Corp.	8,600	287,756
	South Jersey Industries, Inc.	4,900	180,810
	Southern Union Co.	4,900	146,265
	Southwest Gas Corp.	3,400	98,328
#	Southwest Water Co.	5,681	68,058
#	TECO Energy, Inc.	8,500	147,220
	UGI Corp.	4,500	118,980
	UIL Holdings Corp.	2,766	99,078
	Unisource Energy Corp.	2,900	89,697
	Unitil Corp.	3,000	82,050

63

	Vectren Corp.	4,893	143,658
	Westar Energy, Inc.	3,900	101,049
	WGL Holdings, Inc.	6,200	204,848
	York Water Co.	1,600	25,312
Total Utilities			12,247,799

TOTAL COMMON STOCKS			923,778,010

RIGHTS/WARRANTS — (0.0%)
* •	DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
* •	Medis For Cell Kinetics Rights 12/17/07	770	—
* •	Movie Star Rights 01/16/08	6,600	183
TOTAL RIGHTS/WARRANTS			183

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,328,447	6,328,447

		Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (14.9%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $165,119,221 FHLMC 5.000%, 05/01/36 & 5.500%, 11/01/37, valued at $161,972,323) to be repurchased at $157,315,373	$157,255	157,254,682
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $4,091,990 FNMA 6.000%, 05/01/35, valued at $2,649,312) to be repurchased at $2,560,953	2,560	2,559,972
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $3,815,000 FNMA 5.342%, 05/01/35, valued at $3,554,525) to be repurchased at $3,449,939	3,449	3,448,608

TOTAL SECURITIES LENDING COLLATERAL			163,263,262

TOTAL INVESTMENTS - (100.0%) (Cost $1,099,224,919)			$1,093,369,902

See accompanying Notes to Financial Statements.

64

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (82.8%)
Consumer Discretionary — (10.1%)
*	1-800-FLOWERS.COM, Inc.	1,100	$11,517
*	A.C. Moore Arts & Crafts, Inc.	500	7,935
	Aaron Rents, Inc.	2,200	44,242
	Abercrombie & Fitch Co.	200	16,408
	Advance Auto Parts, Inc.	1,000	35,960
*	Aeropostale, Inc.	600	15,330
*	Aftermarket Technology Corp.	725	20,242
	Aldila, Inc.	100	1,717
* #	Amazon.com, Inc.	600	54,336
	Ambassadors Group, Inc.	200	3,668
	American Axle & Manufacturing Holdings, Inc.	1,700	39,304
	American Eagle Outfitters, Inc.	3,800	86,982
*	America’s Car-Mart, Inc.	400	4,340
	Ameristar Casinos, Inc.	2,200	69,058
*	AnnTaylor Stores Corp.	2,200	66,990
*	Apollo Group, Inc. Class A	200	15,304
	Arbitron, Inc.	300	11,955
	Arctic Cat, Inc.	110	1,174
	ArvinMeritor, Inc.	1,100	11,121
*	Audible, Inc.	1,100	12,683
*	AutoNation, Inc.	6,500	107,250
*	Autozone, Inc.	300	33,489
*	Ballantyne of Omaha, Inc.	400	2,324
*	Bally Technologies, Inc.	400	16,680
	Barnes & Noble, Inc.	1,900	73,055
	Beasley Broadcast Group, Inc.	300	2,100
	Bebe Stores, Inc.	2,300	31,050
* #	Bed Bath and Beyond, Inc.	4,700	147,815
	Belo Corp. Class A	3,500	57,960
#	Best Buy Co., Inc.	600	30,630
	Big 5 Sporting Goods Corp.	400	6,572
* #	Big Dog Holdings, Inc.	100	1,536
*	Big Lots, Inc.	1,300	24,271
*	BJ’s Restaurants, Inc.	800	14,232
	Black & Decker Corp.	300	24,795
#	Blockbuster, Inc. Class A	5,600	19,992
*	Blockbuster, Inc. Class B	3,300	9,933
*	Blue Nile, Inc.	300	22,143
	Books-A-Million, Inc.	319	3,857
	Borders Group, Inc.	300	3,753
	BorgWarner, Inc.	800	77,288
	Boyd Gaming Corp.	1,550	60,016
*	Bright Horizons Family Solutions, Inc.	200	7,558
	Brinker International, Inc.	3,400	78,302

1

	Buckle, Inc.	500	17,655
*	Buffalo Wild Wings, Inc.	100	2,891
* #	Build-A-Bear-Workshop, Inc.	200	3,154
	Bunge, Ltd.	1,900	213,446
*	Burger King Holdings, Inc.	600	15,780
* #	Cabela’s, Inc.	1,100	18,194
*	Cache, Inc.	700	9,373
*	California Pizza Kitchen, Inc.	300	4,773
	Callaway Golf Co.	500	8,530
*	Career Education Corp.	2,800	80,444
* #	CarMax, Inc.	3,300	75,471
*	Carriage Services, Inc.	107	1,142
*	Carter’s, Inc.	500	11,215
	Cato Corp. Class A	700	10,542
*	Cavco Industries, Inc.	200	7,548
	CBRL Group, Inc.	700	23,422
	CBS Corp. Class A	300	8,235
	CBS Corp. Class B	13,500	370,305
*	Champion Enterprises, Inc.	2,500	22,550
* #	Charter Communications, Inc.	2,800	3,696
* #	Cheesecake Factory, Inc.	1,700	39,593
*	Chipotle Mexican Grill, Inc. Class B	200	23,104
	Choice Hotels International, Inc.	1,000	34,650
	Churchill Downs, Inc.	300	15,744
*	Coach, Inc.	2,800	103,992
*	Coinstar, Inc.	600	15,678
	Collectors Universe, Inc.	200	2,800
#	Columbia Sportswear Co.	600	28,806
*	Comcast Corp. Class A	5,000	102,700
*	Comcast Corp. Special Class A Non-Voting	12,700	256,667
* #	Conn’s, Inc.	900	16,290
	Cooper Tire & Rubber Co.	1,300	19,994
*	Corinthian Colleges, Inc.	2,100	36,666
	Courier Corp.	200	6,574
*	Cox Radio, Inc.	900	10,602
* #	Crown Media Holdings, Inc.	2,259	16,423
	CSS Industries, Inc.	200	7,916
*	Culp, Inc.	500	4,160
*	Cybex International, Inc.	400	1,860
	Darden Restaurants, Inc.	900	35,811
*	Deckers Outdoor Corp.	300	43,251
	DeVry, Inc.	100	5,498
*	DG Fastchannel, Inc.	600	11,736
*	Dick’s Sporting Goods, Inc.	900	28,134
#	Dillards, Inc. Class A	400	8,156
*	Discovery Holding Co. Class A	900	22,014
	Disney (Walt) Co.	18,700	619,905
*	Dixie Group, Inc.	126	1,134
*	Dollar Tree Stores, Inc.	1,200	34,392
	Domino’s Pizza, Inc.	300	4,158
*	DreamWorks Animation SKG, Inc.	3,400	89,420
*	Drew Industries, Inc.	1,000	27,320
*	drugstore.com, Inc.	4,400	13,464
	E.W. Scripps Co.	1,100	47,795
#	Eastman Kodak Co.	5,700	133,836

2

*	EchoStar Communications Corp. Class A	900	38,790
*	Einstein Noah Restaurant Group, Inc.	400	7,140
*	Entravision Communications Corp.	2,900	21,692
#	Ethan Allen Interiors, Inc.	700	19,992
	Family Dollar Stores, Inc.	800	18,840
*	Famous Dave’s of America, Inc.	200	2,768
*	Finlay Enterprises, Inc.	200	594
*	Fisher Communications, Inc.	200	8,146
*	Fleetwood Enterprises, Inc.	3,800	20,786
*	Ford Motor Co.	24,130	181,216
	Fortune Brands, Inc.	3,000	229,950
*	Fossil, Inc.	700	30,338
*	Franklin Covey Co.	500	3,495
	Fred’s, Inc.	1,900	19,798
	FTD Group, Inc.	2,000	26,800
*	Fuel Systems Solutions, Inc.	500	7,370
	Furniture Brands International, Inc.	3,100	31,403
*	GameStop Corp. Class A	800	45,960
*	GameTech International, Inc.	300	2,331
*	Gander Mountain Co.	400	1,940
#	Gap, Inc.	8,000	163,200
*	Gaylord Entertainment Co.	1,500	63,090
*	Gemstar-TV Guide International, Inc.	4,500	26,550
	General Motors Corp.	6,200	184,946
	Gentex Corp.	1,100	21,802
	Genuine Parts Co.	1,800	86,490
*	G-III Apparel Group, Ltd.	400	5,748
*	Goodyear Tire & Rubber Co.	1,000	28,750
*	Great Wolf Resorts, Inc.	1,653	17,885
	Group 1 Automotive, Inc.	1,100	29,568
*	GSI Commerce, Inc.	1,000	26,120
	Guess?, Inc.	400	18,772
*	Gymboree Corp.	1,000	33,360
	H&R Block, Inc.	2,000	39,360
*	Hanesbrands, Inc.	1,200	33,876
	Harley-Davidson, Inc.	1,500	72,030
	Hasbro, Inc.	3,140	87,198
#	Haverty Furniture Co., Inc.	600	5,100
*	Hayes Lemmerz International, Inc.	1,300	5,369
*	Hibbett Sporting Goods, Inc.	300	6,426
*	Hollywood Media Corp.	400	1,064
	Home Depot, Inc.	26,000	742,560
* #	Home Solutions of America, Inc.	600	636
	Hooker Furniture Corp.	200	3,364
*	Hot Topic, Inc.	1,800	11,358
*	IAC/InterActiveCorp.	5,300	147,499
*	Iconix Brand Group, Inc.	1,500	34,185
	Idearc, Inc.	400	7,568
	IHOP Corp.	600	30,444
	Interactive Data Corp.	1,900	59,337
	Interface, Inc. Class A	300	5,232
	International Game Technology	1,600	69,856
	International Speedway Corp. Class A	1,200	51,132
*	Interpublic Group of Companies, Inc.	9,300	88,257
*	Interstate Hotels & Resorts, Inc.	1,100	5,137

3

*	INVESTools, Inc.	200	3,090
* #	iRobot Corp.	1,100	17,622
*	Isle of Capri Casinos, Inc.	1,200	20,976
*	ITT Educational Services, Inc.	200	22,628
	J. Alexander’s Corp.	296	3,256
* #	J. Crew Group, Inc.	500	24,025
*	Jack in the Box, Inc.	1,500	44,925
	Jackson Hewitt Tax Service, Inc.	1,100	35,475
*	Jo-Ann Stores, Inc.	300	4,938
	Johnson Controls, Inc.	4,200	162,204
	Johnson Outdoors, Inc.	200	4,608
	Jones Apparel Group, Inc.	500	9,320
*	Jos. A. Bank Clothiers, Inc.	200	5,178
	Kimball International, Inc. Class B	200	2,668
*	Knology, Inc.	400	5,376
*	Kohl’s Corp.	300	14,784
*	Kona Grill, Inc.	200	3,150
*	Lakeland Industries, Inc.	200	2,160
#	Lamar Advertising Co.	200	10,402
* #	Las Vegas Sands Corp.	300	34,020
*	Lear Corp.	2,700	79,488
	Leggett & Platt, Inc.	2,000	41,160
	Libbey, Inc.	600	9,306
*	Liberty Global, Inc. Class A	1,100	44,682
*	Liberty Global, Inc. Series C	900	34,425
*	Liberty Media Holding Corp. Capital Class A	1,600	190,496
*	Liberty Media Holding Corp. Interactive Class A	15,501	312,345
* #	LIFE TIME FITNESS, Inc.	500	27,160
#	Lifetime Brands, Inc.	300	3,846
#	Limited Brands, Inc.	1,700	34,136
*	Lincoln Educational Services	825	11,451
*	Live Nation, Inc.	2,000	26,840
	Liz Claiborne, Inc.	3,900	97,851
*	LKQ Corp.	200	7,942
*	Lodgian, Inc.	1,100	12,606
	Lowe’s Companies, Inc.	8,100	197,721
*	Luby’s, Inc.	1,000	10,930
	Macy’s, Inc.	700	20,755
	Marine Products Corp.	1,100	8,096
	Marriott International, Inc. Class A	2,100	78,750
	Mattel, Inc.	1,000	19,980
	Matthews International Corp. Class A	900	39,726
	McDonald’s Corp.	700	40,929
	McGraw-Hill Companies, Inc.	200	9,816
	MDC Holdings, Inc.	700	24,773
	Meredith Corp.	1,400	77,070
	Modine Manufacturing Co.	1,500	30,420
* #	Mohawk Industries, Inc.	2,100	168,924
	Monaco Coach Corp.	475	4,289
*	Monarch Casino & Resort, Inc.	700	17,906
	Monro Muffler Brake, Inc.	500	10,535
*	Morgans Hotel Group	400	7,396
*	Morningstar, Inc.	100	8,135
*	Morton’s Restaurant Group, Inc.	1,200	13,776
	Movado Group, Inc.	400	11,080

4

* #	Navarre Corp.	226	477
*	Netflix, Inc.	2,000	46,200
	Newell Rubbermaid, Inc.	1,800	48,204
	News Corp. Class A	1,100	23,177
	News Corp. Class B	1,800	39,024
	NIKE, Inc. Class B	800	52,520
	Noble International, Ltd.	1,400	22,848
	Nordstrom, Inc.	300	10,062
	Omnicom Group, Inc.	1,265	61,669
	O’Charleys, Inc.	800	11,928
*	O’Reilly Automotive, Inc.	2,400	78,864
*	Outdoor Channel Holdings, Inc.	900	6,282
*	Overstock.com, Inc.	500	11,585
*	Pacific Sunwear of California, Inc.	2,500	40,950
*	Palm Harbor Homes, Inc.	1,000	11,280
*	Panera Bread Co.	500	20,035
*	Papa John’s International, Inc.	1,100	25,905
*	PC Mall, Inc.	400	4,348
	Penske Automotive Group, Inc.	4,400	88,000
*	PetMed Express, Inc.	900	11,466
	PETsMART, Inc.	5,100	145,248
	Phillips-Van Heusen Corp.	2,200	93,324
	Pier 1 Imports, Inc.	400	1,648
*	Pinnacle Entertainment, Inc.	1,800	49,410
*	Playboy Enterprises, Inc. Class B	1,300	12,233
#	Polaris Industries, Inc.	800	36,448
	Polo Ralph Lauren Corp.	200	13,796
* #	Premier Exhibitions, Inc.	200	2,176
	Pre-Paid Legal Services, Inc.	300	15,003
* #	Priceline.com, Inc.	200	22,760
	PRIMEDIA, Inc.	200	1,640
*	Princeton Review, Inc.	1,100	8,349
*	Progressive Gaming International Corp.	700	1,680
*	Quiksilver, Inc.	5,800	61,480
*	R.H. Donnelley Corp.	400	17,768
*	Rainmaker Systems, Inc.	825	5,651
	RCN Corp.	1,100	15,972
*	Red Lion Hotels Corp.	700	6,720
*	Red Robin Gourmet Burgers, Inc.	500	19,780
	Regis Corp.	1,000	29,390
*	Rentrak Corp.	400	5,600
	Ross Stores, Inc.	3,400	89,692
*	Rubio’s Restaurants, Inc.	200	1,954
	Ryland Group, Inc.	200	4,600
*	Saga Communications, Inc. Class A	700	4,781
	Sauer-Danfoss, Inc.	1,800	43,740
*	Scientific Games Corp.	1,800	58,302
	Sealy Corp.	2,400	31,296
	Service Corp. International	8,900	118,192
	Sherwin-Williams Co.	300	18,849
	Shiloh Industries, Inc.	600	5,910
* #	Shuffle Master, Inc.	200	2,674
	Sinclair Broadcast Group, Inc. Class A	300	3,105
* #	Sirius Satellite Radio, Inc.	3,200	12,256
	Skyline Corp.	300	10,170

5

*	Smith & Wesson Holding Corp.	2,000	19,920
	Snap-On, Inc.	2,200	107,536
*	Sonic Corp.	1,500	36,600
	Sotheby’s Class A	1,300	48,685
	Speedway Motorsports, Inc.	1,700	57,375
	Stage Stores, Inc.	1,900	32,148
*	Stamps.com, Inc.	500	6,350
	Staples, Inc.	4,200	99,540
* #	Starbucks Corp.	2,200	51,458
	Starwood Hotels & Resorts Worldwide, Inc.	300	16,104
	Steinway Musical Instruments, Inc.	55	1,554
*	Stoneridge, Inc.	400	3,328
	Strayer Education, Inc.	100	18,086
	Sturm Ruger & Co., Inc.	200	1,850
	Superior Uniform Group, Inc.	100	1,130
	Systemax, Inc.	1,300	25,675
	Tandy Brand Accessories, Inc.	300	2,847
#	Target Corp.	900	54,054
	Tempur-Pedic International, Inc.	800	23,752
*	Tenneco Automotive, Inc.	1,100	32,549
*	Texas Roadhouse, Inc.	1,300	16,367
*	The DIRECTV Group, Inc.	4,700	116,889
* #	The Dress Barn, Inc.	300	4,242
	The Marcus Corp.	1,500	27,030
	The Men’s Wearhouse, Inc.	700	24,164
	The New York Times Co. Class A	5,100	84,150
	The Stanley Works	400	20,860
*	The Steak n Shake Co.	1,000	11,570
	Thor Industries, Inc.	2,000	70,500
	Tiffany & Co.	2,400	111,432
	Time Warner, Inc.	12,900	222,654
* #	TiVo, Inc.	1,900	14,231
*	Toll Brothers, Inc.	4,700	97,149
*	Tractor Supply Co.	1,500	61,530
	Triarc Companies, Inc. Class B	300	2,523
*	True Religion Apparel, Inc.	200	3,484
*	TRW Automotive Holdings Corp.	1,700	38,165
	Tupperware Corp.	1,000	34,880
* #	Tween Brands, Inc.	900	22,662
*	Under Armour, Inc. Class A	400	19,872
*	Unifi, Inc.	689	2,067
	Unifirst Corp.	600	22,422
*	Universal Electronics, Inc.	300	11,085
*	Universal Technical Institute, Inc.	200	3,526
*	Urban Outfitters, Inc.	500	13,100
	V.F. Corp.	400	29,916
*	Vail Resorts, Inc.	800	44,408
* #	VCG Holding Corp.	300	3,075
*	Viacom, Inc. Class B	1,300	54,626
	Virco Manufacturing Corp.	600	4,764
*	Warnaco Group, Inc.	1,100	40,590
	Weight Watchers International, Inc.	1,500	71,625
	Wendy’s International, Inc.	1,800	50,454
	Whirlpool Corp.	600	48,576
	Wiley (John) & Sons, Inc. Class A	1,500	63,225

6

	Wiley (John) & Sons, Inc. Class B	200	8,398
#	Williams-Sonoma, Inc.	3,300	96,063
*	WMS Industries, Inc.	1,900	63,460
	Wolverine World Wide, Inc.	900	22,293
	World Wrestling Entertainment, Inc.	700	11,032
* #	WorldSpace, Inc. Class A	600	2,094
	Wyndham Worldwide Corp.	5,500	160,435
	Wynn Resorts, Ltd.	300	38,082
	Xerium Technologies, Inc.	1,600	9,520
	Yum! Brands, Inc.	1,500	55,725
* #	Zale Corp.	1,800	32,202
* #	Zumiez, Inc.	200	5,560
Total Consumer Discretionary			13,463,279

Consumer Staples — (3.8%)
	Alberto-Culver Co.	900	23,004
	Alico, Inc.	200	8,878
	Altria Group, Inc.	2,000	155,120
	Andersons, Inc.	700	29,694
	Anheuser-Busch Companies, Inc.	700	36,904
	Archer-Daniels-Midland Co.	7,100	258,085
	Avon Products, Inc.	400	16,420
*	BJ’s Wholesale Club, Inc.	2,000	74,900
*	Boston Beer Co., Inc. Class A	400	13,276
	Brown-Forman Corp. Class A	200	14,696
	Brown-Forman Corp. Class B	400	28,256
	Cal-Maine Foods, Inc.	700	17,241
	Campbell Soup Co.	2,500	91,800
*	Caribou Coffee Co.	400	1,832
	Casey’s General Stores, Inc.	2,000	58,000
*	Central European Distribution Corp.	1,500	75,000
* #	Chattem, Inc.	300	21,273
	Chiquita Brands International, Inc.	900	17,271
	Church & Dwight Co., Inc.	400	22,448
	Clorox Co.	200	12,976
	Coca-Cola Co.	1,000	62,100
	Coca-Cola Enterprises, Inc.	2,400	62,328
	Colgate-Palmolive Co.	300	24,024
*	Constellation Brands, Inc. Class A	5,900	138,945
*	Constellation Brands, Inc. Class B	100	2,350
	Corn Products International, Inc.	700	27,531
	Costco Wholesale Corp.	2,500	168,500
*	Cuisine Solutions, Inc.	600	2,670
*	Darling International, Inc.	2,600	26,650
	Dean Foods Co.	1,700	42,398
	Del Monte Foods Co.	9,500	83,600
	Diamond Foods, Inc.	601	12,026
*	Elizabeth Arden, Inc.	900	21,627
*	Energizer Holdings, Inc.	200	22,726
	Estee Lauder Companies, Inc.	400	17,952
	Farmer Brothers Co.	722	16,599
	Flowers Foods, Inc.	1,200	27,876
	General Mills, Inc.	1,600	96,240
#	Great Atlantic & Pacific Tea, Inc.	1,100	33,055
*	Green Mountain Coffee, Inc.	500	16,310

7

*	Hain Celestial Group, Inc.	900	29,772
*	Hansen Natural Corp.	1,400	60,774
	Heinz (H.J.) Co.	1,200	56,760
	Hormel Foods Corp.	400	15,900
	Imperial Sugar Co.	500	11,410
	Ingles Market, Inc. Class A	200	4,758
	Inter Parfums, Inc.	800	14,616
	J & J Snack Foods Corp.	600	19,428
	J.M. Smucker Co.	2,600	127,738
	Kellogg Co.	400	21,616
	Kimberly-Clark Corp.	1,200	83,772
	Kraft Foods, Inc.	3,800	131,290
	Lancaster Colony Corp.	500	19,260
	Lance, Inc.	1,200	24,888
*	Lifeway Foods, Inc.	300	3,054
	Loews Corp. - Carolina Group	200	17,790
	Longs Drug Stores Corp.	300	15,876
*	Maui Land & Pineapple Co., Inc.	300	8,445
	McCormick & Co., Inc.	200	7,642
	Molson Coors Brewing Co.	4,400	236,896
*	Monterey Pasta Co.	400	1,356
	Nash Finch Co.	200	7,138
*	NBTY, Inc.	300	8,961
	Nu Skin Enterprises, Inc. Class A	400	7,076
*	Omega Protein Corp.	797	5,738
*	Parlux Fragrances, Inc.	800	3,216
*	Peet’s Coffee & Tea, Inc.	500	13,360
	PepsiAmericas, Inc.	500	16,925
	PepsiCo, Inc.	2,500	192,950
*	Performance Food Group Co.	800	22,152
	Pilgrim’s Pride Corp.	1,100	28,688
*	Prestige Brands Holdings, Inc.	1,100	9,152
	Procter & Gamble Co.	7,000	518,000
	Ralcorp Holdings, Inc.	600	36,834
*	Redhook Ale Brewery, Inc.	100	638
#	Reliv International, Inc.	400	3,152
	Reynolds American, Inc.	2,100	147,042
	Ruddick Corp.	453	16,213
	Safeway, Inc.	4,200	146,160
	Sanderson Farms, Inc.	825	25,624
	Sara Lee Corp.	2,100	35,343
*	Smithfield Foods, Inc.	1,500	45,075
	Spartan Stores, Inc.	200	4,500
*	Spectrum Brands, Inc.	2,300	11,891
	SUPERVALU, Inc.	2,600	108,862
	Sysco Corp.	2,400	78,024
	Tasty Baking Co.	86	841
#	The Hershey Co.	800	31,928
	The Kroger Co.	3,500	100,625
	Tootsie Roll Industries, Inc.	1,000	24,640
* #	TreeHouse Foods, Inc.	2,000	47,140
	Tyson Foods, Inc. Class A	3,100	46,221
*	United Natural Foods, Inc.	1,700	49,793
	Universal Corp.	200	10,736
* #	USANA Health Services, Inc.	200	8,336

8

	UST, Inc.	400	23,160
#	Vector Group, Ltd.	1,000	22,020
	Walgreen Co.	1,300	47,567
	Wal-Mart Stores, Inc.	4,700	225,130
	WD-40 Co.	600	23,802
	Weis Markets, Inc.	200	8,184
#	Whole Foods Market, Inc.	900	38,709
*	Winn-Dixie Stores, Inc.	2,200	41,602
#	Wrigley (Wm.) Jr. Co.	300	19,200
Total Consumer Staples			5,057,970

Energy — (8.7%)
*	Allis-Chalmers Energy, Inc.	1,600	24,240
	Alon USA Energy, Inc.	1,800	50,076
*	Alpha Natural Resources, Inc.	1,400	39,340
*	American Oil & Gas, Inc.	1,500	9,660
	Anadarko Petroleum Corp.	7,200	407,520
	Apache Corp.	2,500	241,975
	Arch Coal, Inc.	1,100	41,646
*	Arena Resources, Inc.	700	26,313
	Atlas America, Inc.	500	28,390
*	ATP Oil & Gas Corp.	700	31,206
*	Atwood Oceanics, Inc.	600	52,350
	Baker Hughes, Inc.	1,155	92,712
*	Basic Energy Services, Inc.	1,500	29,250
	Berry Petroleum Corp. Class A	1,600	66,176
*	Bill Barret Corp.	2,000	77,200
	BJ Services Co.	5,800	142,564
*	Bois d’Arc Energy, Inc.	2,600	50,960
*	Bolt Technology Corp.	200	7,814
*	BPZ Resources, Inc.	800	9,120
*	Brigham Exploration Co.	2,800	19,348
*	Bronco Drilling Co., Inc.	1,400	20,104
	Cabot Oil & Gas Corp.	3,800	130,796
*	Callon Petroleum Co.	300	4,485
* #	Cameron International Corp.	700	65,261
	CARBO Ceramics, Inc.	1,100	43,670
*	Carrizo Oil & Gas, Inc.	900	43,605
*	Cheniere Energy, Inc.	1,200	41,760
	Chesapeake Energy Corp.	2,800	105,980
	Chevron Corp.	6,900	605,613
	Cimarex Energy Co.	400	15,452
*	Clayton Williams Energy, Inc.	300	8,628
*	CNX Gas Corp.	200	6,160
*	Complete Production Services, Inc.	1,500	26,580
*	Comstock Resources, Inc.	1,700	56,950
	ConocoPhillips	21,500	1,720,860
	CONSOL Energy, Inc.	800	47,424
*	Contango Oil & Gas Co.	100	4,720
	Crosstex Energy, Inc.	300	10,770
*	Dawson Geophysical Co.	300	20,106
	Delek US Holdings, Inc.	2,100	38,724
* #	Delta Petroleum Corp.	2,400	36,888
	Devon Energy Corp.	6,900	571,389
#	Diamond Offshore Drilling, Inc.	300	34,929

9

*	Dresser-Rand Group, Inc.	1,700	60,520
*	Dril-Quip, Inc.	200	11,284
* #	Dune Energy, Inc.	1,000	2,010
	El Paso Corp.	1,600	25,728
*	Encore Acquisition Co.	1,200	39,060
*	Energy Partners, Ltd.	1,200	14,856
	ENSCO International, Inc.	2,800	150,780
*	Evolution Petroleum Corp.	371	1,521
*	EXCO Resources, Inc.	4,800	67,104
	Exxon Mobil Corp.	5,300	472,548
*	FMC Technologies, Inc.	800	44,464
*	Forest Oil Corp.	600	28,248
	Foundation Coal Holdings, Inc.	1,000	45,440
	Frontier Oil Corp.	700	30,940
* #	Goodrich Petroleum Corp.	400	9,772
*	Grant Prideco, Inc.	1,900	91,390
*	Grey Wolf, Inc.	3,800	19,304
	Gulf Island Fabrication, Inc.	500	15,905
*	Gulfmark Offshore, Inc.	1,000	44,440
*	Gulfport Energy Corp.	1,200	24,984
	Halliburton Co.	500	18,305
*	Harvest Natural Resources, Inc.	1,500	19,545
*	Helix Energy Solutions Group, Inc.	1,500	60,885
	Helmerich & Payne, Inc.	300	10,365
	Hess Corp.	4,200	299,124
*	Hkn, Inc.	606	5,212
	Holly Corp.	1,000	48,450
*	Hornbeck Offshore Services, Inc.	200	8,234
	Lufkin Industries, Inc.	700	36,407
	Marathon Oil Corp.	9,000	503,100
*	Mariner Energy, Inc.	4,000	86,720
	Massey Energy Co.	600	20,370
*	Matrix Service Co.	1,100	28,699
*	McMoran Exploration Co.	1,200	14,112
*	Meridian Resource Corp.	1,700	2,958
*	Mitcham Industries, Inc.	400	7,280
	Murphy Oil Corp.	3,700	264,624
*	NATCO Group, Inc. Class A	600	28,524
*	National-Oilwell, Inc.	2,130	145,159
*	Natural Gas Services Group	200	3,608
*	Newfield Exploration Co.	3,400	169,490
*	Newpark Resources, Inc.	4,100	22,058
	Noble Corp.	1,200	62,556
	Noble Energy, Inc.	1,900	136,876
*	Oceaneering International, Inc.	1,000	63,810
*	Oil States International, Inc.	2,300	72,933
*	Parallel Petroleum Corp.	1,400	26,810
*	Parker Drilling Co.	300	2,145
	Patterson-UTI Energy, Inc.	7,344	138,434
	Peabody Energy Corp.	200	11,128
	Penn Virginia Corp.	1,500	62,430
*	Petrohawk Energy Corp.	3,300	53,790
*	Petroleum Development Corp.	200	10,134
*	PetroQuest Energy, Inc.	800	10,632
*	PHI, Inc.	400	12,756

10

*	Pioneer Drilling Co.	1,500	17,865
	Pioneer Natural Resources Co.	4,800	213,936
*	Plains Exploration & Production Co.	500	25,205
*	Pride International, Inc.	4,400	145,068
*	Quest Resource Corp.	400	3,224
*	Quicksilver Resources, Inc.	1,500	75,900
	Range Resources Corp.	2,900	117,972
*	Rentech, Inc.	3,400	7,072
	Rowan Companies, Inc.	4,400	155,760
#	RPC, Inc.	200	2,220
	Schlumberger, Ltd.	1,400	130,830
*	SEACOR Holdings, Inc.	900	81,513
	Smith International, Inc.	465	29,165
	Spectra Energy Corp.	3,300	81,312
	St. Mary Land & Exploration Co.	2,500	98,250
*	Stone Energy Corp.	700	31,640
* #	SulphCo, Inc.	1,800	9,540
#	Sunoco, Inc.	2,300	154,330
*	Superior Energy Services, Inc.	1,100	38,390
*	Superior Well Services, Inc.	800	15,512
*	Swift Energy Corp.	1,100	44,561
*	T-3 Energy Services, Inc.	300	15,123
	Tesoro Petroleum Corp.	400	19,672
*	Teton Energy Corp.	500	2,085
*	TETRA Technologies, Inc.	200	3,162
	The Williams Companies, Inc.	2,000	69,420
	Tidewater, Inc.	2,600	127,114
* #	Transmeridian Exploration, Inc.	2,400	4,248
*	Trico Marine Services, Inc.	200	7,074
*	Tri-Valley Corp.	300	1,857
* #	TXCO Resources, Inc.	300	3,615
*	Union Drilling, Inc.	1,000	12,700
*	Unit Corp.	2,100	93,912
*	Uranium Resources, Inc.	1,200	14,232
*	VAALCO Energy, Inc.	1,100	4,796
	Valero Energy Corp.	7,300	475,011
	W&T Offshore, Inc.	1,300	34,320
* #	Warren Resources, Inc.	2,300	29,348
*	Weatherford International, Ltd.	2,100	131,502
*	Westmoreland Coal Co.	100	1,615
*	W-H Energy Services, Inc.	1,060	53,530
	World Fuel Services Corp.	1,100	34,804
	XTO Energy, Inc.	5,100	315,282
Total Energy			11,710,362

Financials — (17.4%)
	1st Source Corp.	800	16,112
	21st Century Holding Co.	254	3,282
*	Abington Bancorp, Inc.	700	6,202
	Advanta Corp. Class A	200	1,864
	Advanta Corp. Class B	300	3,003
* #	Affiliated Managers Group, Inc.	400	49,700
	Affirmative Insurance Holdings, Inc.	800	8,856
	AFLAC, Inc.	2,900	181,656
*	Allegheny Corp.	200	81,800

11

	Allstate Corp.	8,900	454,968
*	Alphatec Holdings, Inc.	1,073	4,925
*	AmComp, Inc.	298	2,947
	Amcore Financial, Inc.	600	14,100
	American Bancorp of New Jersey, Inc.	280	2,996
	American Capital Strategies, Ltd.	2,600	97,786
	American Express Co.	2,900	171,042
	American Financial Group, Inc.	4,200	122,724
	American International Group, Inc.	6,050	351,686
	American National Insurance Co.	117	13,987
	American West Bancorporation	500	9,075
* #	AmeriCredit Corp.	800	9,176
	Ameriprise Financial, Inc.	1,200	70,428
*	Amerisafe, Inc.	1,035	15,794
	Anchor Bancorp Wisconsin, Inc.	900	22,878
	AON Corp.	2,400	119,928
	Asset Acceptance Capital Corp.	300	3,390
	Associated Banc-Corp.	4,500	122,445
#	Assurant, Inc.	400	26,172
#	ASTA Funding, Inc.	500	18,080
	Astoria Financial Corp.	3,200	80,128
	Baldwin & Lyons, Inc. Class B	200	5,388
	BancFirst Corp.	250	11,690
	BancorpSouth, Inc.	400	9,784
	BancTrust Financial Group, Inc.	200	2,440
	Bank Mutual Corp.	1,100	11,132
	Bank of America Corp.	10,500	484,365
*	Bank of Florida Corp.	400	5,120
	Bank of Granite Corp.	700	8,085
	Bank of Hawaii Corp.	400	20,828
	Bank of New York Mellon Corp.	17,500	839,300
	Bank of the Ozarks, Inc.	400	11,636
	BankAtlantic Bancorp, Inc. Class A	400	1,540
	BankFinancial Corp.	900	14,229
	Banner Corp.	400	11,984
	BB&T Corp.	2,900	104,632
	Benjamin Franklin Bancorp, Inc.	200	2,636
	Berkshire Hills Bancorp, Inc.	500	12,135
	Beverly Hills Bancorp, Inc.	495	2,683
	Blackrock, Inc.	200	39,674
	BOK Financial Corp.	2,600	142,324
	Boston Private Financial Holdings, Inc.	1,700	46,818
	Brookline Bancorp, Inc.	2,700	27,675
	Brooklyn Federal Bancorp, Inc.	300	4,050
	Brown & Brown, Inc.	5,400	132,840
	Cadence Financial Corp.	200	3,270
	Camden National Corp.	100	2,970
#	Capital City Bank Group, Inc.	200	5,806
	Capital Corp. of the West	200	3,758
	Capital One Financial Corp.	1,100	58,641
	Capitol Federal Financial	1,500	50,835
	Cardinal Financial Corp.	600	5,748
	Cascade Financial Corp.	430	5,874
	Cash America International, Inc.	1,000	35,980
	Cathay General Bancorp	1,300	37,674

12

*	Centennial Bank Holdings, Inc.	600	3,030
	Center Financial Corp.	700	8,610
	Chubb Corp.	4,060	221,473
	Cincinnati Financial Corp.	1,900	75,962
	CIT Group, Inc.	600	15,960
	Citigroup, Inc.	11,600	386,280
	Citizens First Bancorp, Inc.	200	2,944
	Citizens Republic Bancorp, Inc.	3,500	49,770
* #	Citizens, Inc.	1,500	9,840
	City Holding Co.	400	14,392
	City National Corp.	1,700	109,514
	CNA Financial Corp.	3,300	116,952
*	CNA Surety Corp.	900	18,567
	CoBiz Financial, Inc.	700	11,438
	Cohen & Steers, Inc.	400	11,348
	Columbia Banking System, Inc.	200	6,162
	Comerica, Inc.	2,700	123,606
	Commerce Bancshares, Inc.	1,260	57,116
	Commerce Group, Inc.	600	21,570
	Community Bank System, Inc.	200	4,034
	Community Trust Bancorp, Inc.	200	5,650
	Compass Diversified Holdings	600	8,934
* #	CompuCredit Corp.	300	3,888
*	Conseco, Inc.	1,800	23,112
	Consolidated-Tokoma Land Co.	100	6,310
*	Consumer Portfolio Services, Inc.	400	1,324
*	Core-Mark Holding Co., Inc.	400	10,732
#	Corus Bankshares, Inc.	500	4,745
*	Cowen Group, Inc.	200	2,146
*	Crescent Financial Corp.	358	3,648
	Cullen Frost Bankers, Inc.	600	31,566
	CVB Financial Corp.	2,000	22,240
*	Dearborn Bancorp, Inc.	500	5,110
	Delphi Financial Group, Inc. Class A	300	11,532
	Dime Community Bancshares	1,000	13,570
	Discover Financial Services	500	8,685
*	Dollar Financial Corp.	300	8,964
	Donegal Group, Inc. Class A	500	8,445
	East West Bancorp, Inc.	1,100	29,645
*	Eastern Insurance Holdings, Inc.	200	3,246
	Eaton Vance Corp.	700	30,632
*	Encore Capital Group, Inc.	1,000	10,270
#	Enterprise Financial Services Corp.	300	6,879
	Erie Indemnity Co.	2,200	113,828
*	Exlservice Holdings, Inc.	1,200	28,764
	F.N.B. Corp.	1,500	23,265
	FBL Financial Group, Inc. Class A	900	33,363
	Federal Agriculture Mortgage Corp. Class C	100	2,721
	Federated Investors, Inc.	1,000	40,790
	Fidelity National Financial, Inc.	900	14,058
	Fidelity Southern Corp.	200	2,200
	Fifth Third Bancorp	1,500	44,865
	Financial Federal Corp.	800	17,672
	First Bancorp	500	9,555
#	First Busey Corp.	600	12,534

13

*	First Cash Financial Services, Inc.	600	10,200
	First Citizens BancShares, Inc.	200	31,338
#	First Commonwealth Financial Corp.	2,200	25,608
	First Community Bancorp	1,300	58,487
	First Financial Bancorp	1,700	19,516
	First Financial Bankshares, Inc.	400	15,600
	First Financial Corp.	600	17,028
#	First Marblehead Corp.	3,300	99,033
	First Merchants Corp.	300	6,507
	First Midwest Bancorp, Inc.	1,200	39,240
	First Niagara Financial Group, Inc.	3,100	38,533
*	First Regional Bancorp	300	6,612
#	First South Bancorp, Inc.	100	2,411
	First State Bancorporation	200	2,924
*	FirstCity Financial Corp.	400	3,248
	FirstMerit Corp.	2,800	57,708
	Flagstar Bancorp, Inc.	1,000	6,300
	Flushing Financial Corp.	900	14,454
	FNB United Corp.	528	6,600
	Forest City Enterprises, Inc. Class A	200	10,028
	Franklin Resources, Inc.	600	73,908
#	Frontier Financial Corp.	1,500	28,740
	Fulton Financial Corp.	4,300	53,793
*	GAINSCO, Inc.	700	2,877
	Gallagher (Arthur J.) & Co.	1,900	49,932
	GAMCO Investors, Inc.	200	10,660
	Gateway Financial Holdings, Inc.	500	6,645
	GB&T Bancshares, Inc.	200	2,124
	Genworth Financial, Inc.	7,800	204,672
	German American Bancorp, Inc.	200	2,630
*	GFI Group, Inc.	200	19,476
#	Glacier Bancorp, Inc.	1,900	37,829
	Great Southern Bancorp, Inc.	600	13,338
	Greene Bancshares, Inc.	300	8,961
	Greenhill & Co., Inc.	200	14,458
*	Grubb & Ellis Co.	300	1,548
*	Hallmark Financial Services, Inc.	600	8,976
	Hancock Holding Co.	600	23,526
	Hanmi Financial Corp.	400	3,836
	Hanover Insurance Group, Inc.	900	40,590
	Harleysville Group, Inc.	600	21,000
	Harleysville National Corp.	1,300	19,955
	Hartford Financial Services Group, Inc.	1,900	181,108
	HCC Insurance Holdings, Inc.	2,700	82,998
	Heritage Commerce Corp.	600	10,680
	Heritage Financial Group	101	1,363
	Hilb Rogal Hamilton Co.	900	38,475
	Home Bancshares, Inc.	400	8,012
	Home Federal Bancorp, Inc.	300	3,336
	Horace Mann Educators Corp.	1,700	33,252
	Horizon Financial Corp.	300	5,163
*	HouseValues, Inc.	600	2,052
	Hudson City Bancorp, Inc.	11,400	173,508
	Huntington Bancshares, Inc.	1,200	18,828
	IBERIABANK Corp.	300	14,520

14

	Independence Holding Co.	500	6,780
	Independent Bank Corp. (MA)	300	8,682
	Integra Bank Corp.	400	6,428
*	IntercontinentalExchange, Inc.	200	33,392
	International Bancshares Corp.	1,700	37,468
	Intervest Bancshares Corp.	100	1,593
*	Investment Technology Group, Inc.	800	36,544
*	Investors Bancorp, Inc.	4,300	63,081
	Jefferies Group, Inc.	2,000	51,120
#	Jones Lang LaSalle, Inc.	200	16,814
	JPMorgan Chase & Co.	51,800	2,363,116
	Kearny Financial Corp.	1,700	21,522
	KeyCorp	6,900	181,746
	Lakeland Bancorp, Inc.	1,010	11,625
	Lakeland Financial Corp.	215	4,072
	Legacy Bancorp, Inc.	298	3,794
	Legg Mason, Inc.	1,400	106,834
	Lehman Brothers Holdings, Inc.	6,300	394,569
#	Leucadia National Corp.	3,800	178,448
	Life Partners Holdings, Inc.	100	3,530
	Lincoln National Corp.	4,100	252,437
	LNB Bancorp, Inc.	255	3,634
	Loews Corp.	7,000	334,530
*	Loopnet, Inc.	1,000	15,360
	M&T Bank Corp.	3,200	291,072
	Macatawa Bank Corp.	200	1,996
	MainSource Financial Group, Inc.	800	12,048
*	Markel Corp.	100	48,215
*	MarketAxess Holdings, Inc.	1,400	20,104
	Marsh & McLennan Companies, Inc.	8,400	211,008
	Marshall & Ilsley Corp.	1,400	44,058
	MB Financial, Inc.	700	22,190
#	MBIA, Inc.	1,400	51,114
	MBT Financial Corp.	410	3,895
	MCG Capital Corp.	400	4,520
*	Meadowbrook Insurance Group, Inc.	2,100	19,299
	Medallion Financial Corp.	600	5,898
	Mercantile Bank Corp.	200	3,426
	Mercury General Corp.	2,100	108,969
	Merrill Lynch & Co., Inc.	1,500	89,910
	MetLife, Inc.	8,800	577,192
	Midland Co.	100	6,396
#	Midwest Banc Holdings, Inc.	700	8,820
#	Moody’s Corp.	200	7,532
	Morgan Stanley	11,000	579,920
	Nara Bancorp, Inc.	900	12,006
*	Nasdaq Stock Market, Inc.	400	17,344
	National City Corp.	1,000	19,760
	National Financial Partners Corp.	500	22,700
	National Interstate Corp.	400	13,172
#	National Penn Bancshares, Inc.	2,200	34,562
	Nationwide Financial Services, Inc.	1,500	67,140
*	Navigators Group, Inc.	400	23,480
	NBT Bancorp, Inc.	599	14,933
#	New York Community Bancorp, Inc.	5,800	107,938

15

	NewAlliance Bancshares, Inc.	4,400	56,760
*	Nexity Financial Corp.	100	731
*	North Pointe Holdings Corp.	100	1,062
	Northeast Community Bancorp, Inc.	500	5,845
	Northern Trust Corp.	300	24,297
	Northwest Bancorp, Inc.	1,200	33,288
	NYSE Euronext	600	51,960
	OceanFirst Financial Corp.	393	6,469
*	Ocwen Financial Corp.	700	3,920
	Odyssey Re Holdings Corp.	1,200	46,248
	Old National Bancorp	700	11,186
	Old Republic International Corp.	1,000	15,010
	Old Second Bancorp, Inc.	300	7,947
	Omega Financial Corp.	200	6,190
	optionsXpress Holding, Inc.	300	9,123
	Pacific Capital Bancorp	2,100	43,155
*	Pacific Mercantile Bancorp	300	3,969
	Park National Corp.	400	30,228
*	Penn Treaty American Corp.	202	1,333
	Peoples Bancorp, Inc.	400	9,676
#	People’s United Financial, Inc.	1,700	28,849
*	Philadelphia Consolidated Holding Corp.	2,800	119,224
*	Pico Holdings, Inc.	800	30,792
*	Pinnacle Financial Partners, Inc.	400	11,652
#	PMI Group, Inc.	400	5,292
	PNC Financial Services Group, Inc.	700	51,247
#	Portfolio Recovery Associates, Inc.	600	24,168
	Preferred Bank	300	8,019
	Principal Financial Group, Inc.	2,500	163,725
	PrivateBancorp, Inc.	700	21,427
*	ProAssurance Corp.	700	38,388
	ProCentury Corp.	600	8,442
	Progressive Corp.	7,500	138,000
	Prosperity Bancshares, Inc.	900	28,926
	Protective Life Corp.	4,400	182,072
	Provident Bankshares Corp.	700	16,415
	Provident Financial Services, Inc.	2,800	41,608
	Provident New York Bancorp	1,900	23,180
	Prudential Financial, Inc.	7,000	658,980
	QC Holdings, Inc.	400	5,556
	Rainier Pacific Financial Group, Inc.	91	1,348
	Raymond James Financial, Inc.	4,200	136,416
	Regions Financial Corp.	700	18,501
	Reinsurance Group of America, Inc.	2,400	129,864
	Renasant Corp.	1,500	29,265
*	Rewards Network, Inc.	487	2,547
	Riverview Bancorp, Inc.	400	5,240
	RLI Corp.	900	53,667
	Rockville Financial, Inc.	316	4,320
	Rome Bancorp, Inc.	200	2,330
	S&T Bancorp, Inc.	600	19,218
	S.Y. Bancorp, Inc.	300	7,098
	SAFECO Corp.	1,200	69,252
	Safety Insurance Group, Inc.	500	18,255
	Sanders Morris Harris Group, Inc.	364	3,542

16

	Sandy Spring Bancorp, Inc.	400	11,744
	Schwab (Charles) Corp.	3,100	75,361
*	Seabright Insurance Holdings	500	7,755
	Seacoast Banking Corp. of Florida	300	3,765
	Security Bank Corp.	200	2,254
	SEI Investments Co.	600	18,612
	Selective Insurance Group, Inc.	2,100	49,539
	Shore Bancshares, Inc.	200	4,750
*	SI Financial Group, Inc.	500	5,065
#	Sierra Bancorp	400	9,984
*	Signature Bank	200	7,410
	Simmons First National Corp. Class A	400	10,436
*	Smithtown Bancorp, Inc.	200	4,206
	South Financial Group, Inc.	2,200	39,424
	Southern Community Financial Corp.	638	4,338
	Southside Bancshares, Inc.	300	5,745
	Southwest Bancorp, Inc.	400	7,180
	Sovereign Bancorp, Inc.	1,200	14,124
	StanCorp Financial Group, Inc.	500	26,045
	State Auto Financial Corp.	1,810	50,463
	State Bancorp, Inc.	400	5,848
	State Street Corp.	2,400	191,736
	Sterling Bancorp	300	4,008
	Sterling Bancshares, Inc.	1,500	18,510
	Sterling Financial Corp.	400	7,172
* #	Stifel Financial Corp.	400	18,620
	Student Loan Corp.	200	28,102
	Suffolk Bancorp	392	12,097
*	Sun Bancorp, Inc.	1,000	16,850
	SunTrust Banks, Inc.	5,300	371,583
*	Superior Bancorp	300	1,797
	Susquehanna Bancshares, Inc.	2,400	47,736
*	SVB Financial Group	800	41,184
	Synovus Financial Corp.	5,900	146,851
	T. Rowe Price Group, Inc.	400	24,592
	Taylor Capital Group, Inc.	500	11,070
	TCF Financial Corp.	1,600	31,056
*	TD Ameritrade Holding Corp.	3,900	72,891
*	Tejon Ranch Co.	200	7,730
#	Temecula Valley Bancorp, Inc.	56	627
*	Texas Capital Bancshares, Inc.	1,000	21,080
*	The Bancorp, Inc.	400	6,464
	The Colonial BancGroup, Inc.	2,600	41,392
	The Goldman Sachs Group, Inc.	4,000	906,560
	The Travelers Companies, Inc.	8,510	451,966
*	Thomas Weisel Partners Group, Inc.	400	5,496
	Torchmark Corp.	1,600	98,688
	Tower Group, Inc.	200	6,484
*	Tradestation Group, Inc.	800	9,544
	Transatlantic Holdings, Inc.	1,600	118,960
	Trico Bancshares	300	6,363
#	TrustCo Bank Corp. (NY)	1,800	19,134
	Trustmark Corp.	1,200	30,552
	U.S. Bancorp	10,200	337,518
	UCBH Holdings, Inc.	3,700	59,496

17

	UMB Financial Corp.	450	16,929
	Union Bankshares Corp.	610	12,633
	UnionBanCal Corp.	1,500	80,985
	United Bankshares, Inc.	1,500	46,620
	United Community Banks, Inc.	300	5,688
	United Fire & Casualty Co.	1,200	36,984
	United Western Bancorp, Inc.	200	4,202
	Unitrin, Inc.	2,000	92,520
*	Universal American Financial Corp.	700	16,688
	Univest Corporation of Pennsylvania	500	10,650
	Unum Group	3,900	96,876
	Valley National Bancorp	4,200	82,320
	W. R. Berkley Corp.	4,900	149,842
	Wachovia Corp.	4,500	193,500
	Waddell & Reed Financial, Inc.	200	6,836
	Washington Federal, Inc.	2,600	61,022
#	Washington Mutual, Inc.	2,100	40,950
	Washington Trust Bancorp, Inc.	300	7,455
* #	Wauwatosa Holdings, Inc.	1,180	15,741
	Webster Financial Corp.	900	30,321
	Wells Fargo & Co.	51,600	1,673,388
	West Bancorporation	620	8,705
	West Coast Bancorp	200	3,992
#	Westamerica Bancorporation	700	32,907
	Whitney Holding Corp.	500	13,700
	Willow Financial Bancorp, Inc.	600	5,640
	Wilmington Trust Corp.	2,400	85,728
	Wilshire Bancorp, Inc.	1,100	10,252
	Wintrust Financial Corp.	700	24,724
*	World Acceptance Corp.	200	6,314
*	Yadkin Valley Financial Corp.	300	4,758
	Zenith National Insurance Corp.	900	37,827
	Zions Bancorporation	500	27,285
*	ZipRealty, Inc.	400	1,992
Total Financials			23,365,163

Health Care — (8.3%)
	Abbott Laboratories	1,500	86,265
*	Abiomed, Inc.	900	11,565
* #	Abraxis Bioscience, Inc.	525	30,975
* #	Acadia Pharmaceuticals, Inc.	900	10,206
*	Accelrys, Inc.	500	4,015
*	Adams Respiratory Therapeutics, Inc.	200	8,628
*	Adolor Corp.	1,135	4,426
	Aetna, Inc.	4,500	251,460
*	Affymetrix, Inc.	1,700	35,445
*	Air Methods Corp.	700	36,855
* #	Akorn, Inc.	900	6,876
*	Alexion Pharmaceuticals, Inc.	500	36,360
*	Alexza Pharmaceuticals, Inc.	200	1,752
*	Align Technology, Inc.	300	5,067
*	Alkermes, Inc.	2,300	32,798
	Allergan, Inc.	900	60,336
*	Alliance Imaging, Inc.	400	3,820
*	Allied Healthcare International, Inc.	1,700	4,182

18

*	Allion Healthcare, Inc.	300	1,758
*	Allos Therapeutics, Inc.	800	5,528
* #	Allscripts Healthcare Solutions, Inc.	1,300	22,997
*	Almost Family, Inc.	100	1,922
* #	Alnylam Pharmaceuticals, Inc.	500	16,310
	Alpharma, Inc. Class A	1,700	35,700
*	Amag Pharmaceuticals, Inc.	1,000	57,630
*	Amedisys, Inc.	200	8,532
*	American Dental Partners, Inc.	500	9,965
* #	American Medical Systems Holdings, Inc.	300	4,101
*	AMERIGROUP Corp.	2,100	72,177
	AmerisourceBergen Corp.	1,500	68,055
*	Amgen, Inc.	7,205	398,076
*	AMICAS, Inc.	1,600	3,952
*	AMN Healthcare Services, Inc.	1,300	21,944
*	Amsurg Corp.	300	7,758
* #	Amylin Pharmaceuticals, Inc.	1,000	38,190
	Analogic Corp.	500	26,910
*	AngioDynamics, Inc.	700	13,587
*	Anika Therapeutics, Inc.	200	2,814
* #	APP Pharmaceuticals, Inc.	5,970	70,147
	Applera Corp. - Applied Biosystems Group	1,200	40,992
*	Applera Corp. - Celera Group	3,000	45,360
*	Apria Healthcare Group, Inc.	2,000	43,340
*	Arena Pharmaceuticals, Inc.	500	4,375
*	Ariad Pharmaceuticals, Inc.	1,300	5,850
*	Arqule, Inc.	2,000	12,980
*	Array BioPharma, Inc.	2,200	24,354
* #	Arthrocare Corp.	1,000	54,130
*	Aspect Medical Systems, Inc.	200	2,972
*	Auxilium Pharmaceuticals, Inc.	300	8,415
*	AVI BioPharma, Inc.	1,500	3,495
*	Avigen, Inc.	400	1,672
	Bard (C.R.), Inc.	200	16,906
*	Barr Laboratories, Inc.	2,100	112,770
	Baxter International, Inc.	1,900	113,753
	Beckman Coulter, Inc.	1,100	77,803
	Becton Dickinson & Co.	1,400	115,822
*	Bentley Pharmaceuticals, Inc.	1,000	12,590
* #	BioCryst Pharmaceuticals, Inc.	300	1,905
*	Biogen Idec, Inc.	1,100	81,532
*	Bio-Imaging Technologies, Inc.	300	2,853
*	BioMarin Pharmaceutical, Inc.	1,419	39,022
*	Bio-Reference Laboratories, Inc.	100	3,347
*	BioScrip, Inc.	700	6,153
*	Boston Scientific Corp.	7,900	99,777
	Bristol-Myers Squibb Co.	6,800	201,484
#	Brookdale Senior Living, Inc.	900	29,790
*	Bruker BioSciences Corp.	600	5,574
*	Caliper Life Sciences, Inc.	1,587	8,681
	Cambrex Corp.	600	4,644
*	Candela Corp.	145	899
*	Cantel Medical Corp.	1,100	19,459
*	Capital Senior Living Corp.	1,168	9,589
*	Caraco Pharmaceutical Laboratories, Ltd.	200	2,952

19

*	Cardiac Science Corp.	1,420	11,971
	Cardinal Health, Inc.	2,400	145,320
* #	Celgene Corp.	1,600	98,480
*	Centene Corp.	1,500	37,500
* #	Cephalon, Inc.	300	22,476
*	Cepheid, Inc.	1,100	23,793
* #	Cerner Corp.	200	11,950
*	Cerus Corp.	1,500	11,580
*	Charles River Laboratories International, Inc.	700	44,471
	Chemed Corp.	200	10,830
	Cigna Corp.	400	21,444
*	Clinical Data, Inc.	400	9,860
*	Collagenex Pharmaceuticals, Inc.	400	3,184
*	Combinatorx, Inc.	1,000	5,330
*	Community Health Systems, Inc.	1,100	36,762
	Computer Programs & Systems, Inc.	200	4,454
*	Conceptus, Inc.	600	12,054
*	Conmed Corp.	1,100	27,368
	Cooper Companies, Inc.	1,100	47,333
*	Corvel Corp.	500	11,625
*	Covance, Inc.	200	17,466
*	Coventry Health Care, Inc.	2,400	138,912
*	Cross Country Healthcare, Inc.	500	7,280
*	CryoLife, Inc.	300	2,154
*	Cubist Pharmaceuticals, Inc.	1,100	23,364
*	Cutera, Inc.	200	3,028
*	CV Therapeutics, Inc.	2,000	17,440
* #	Cyberonics, Inc.	200	2,728
*	Cynosure, Inc. Class A	200	5,938
*	Cypress Bioscience, Inc.	700	8,540
*	Cytokinetics, Inc.	400	1,944
	Datascope Corp.	300	10,977
*	DaVita, Inc.	700	43,372
*	Dendreon Corp.	200	1,000
	Dentsply International, Inc.	500	21,390
*	Dexcom, Inc.	300	2,595
*	Dialysis Corporation of America	100	841
*	Digirad Corp.	700	2,506
*	Dionex Corp.	200	16,894
*	Discovery Laboratories, Inc.	700	2,044
*	Durect Corp.	700	4,060
*	Dyax Corp.	1,200	4,560
*	Dynavax Technologies Corp.	1,200	5,484
* #	Eclipsys Corp.	500	11,600
*	Edwards Lifesciences Corp.	400	19,780
	Eli Lilly & Co.	4,500	238,275
*	Emeritus Corp.	800	20,160
*	Emisphere Technologies, Inc.	400	1,304
*	Endo Pharmaceuticals Holdings, Inc.	500	13,705
*	eResearch Technology, Inc.	1,500	17,790
*	ev3, Inc.	3,400	49,776
*	Exelixis, Inc.	1,600	13,968
*	Express Scripts, Inc.	200	13,550
*	E-Z-EM, Inc.	200	4,140
*	Five Star Quality Care, Inc.	1,200	11,316

20

*	Forest Laboratories, Inc.	5,800	223,590
*	Genentech, Inc.	1,300	99,125
* #	Genitope Corp.	710	2,989
*	Gen-Probe, Inc.	500	33,445
*	Gentiva Health Services, Inc.	800	14,448
*	Genzyme Corp.	1,700	127,381
*	Geron Corp.	2,300	14,881
*	Gilead Sciences, Inc.	2,700	125,658
*	Greatbatch, Inc.	500	10,290
*	GTx, Inc.	300	4,311
*	Haemonetics Corp.	500	29,005
*	Halozyme Therapeutics, Inc.	300	2,544
*	Hanger Orthopedic Group, Inc.	400	4,184
*	Harvard Bioscience, Inc.	1,400	5,936
*	Health Grades, Inc.	600	3,258
*	Health Net, Inc.	2,200	106,876
*	HealthExtras, Inc.	1,300	34,541
* #	HEALTHSOUTH Corp.	800	15,864
*	Healthspring, Inc.	2,200	41,580
*	HealthStream, Inc.	700	2,219
*	HealthTronics, Inc.	1,200	5,088
*	Healthways, Inc.	1,000	58,370
*	Henry Schein, Inc.	2,600	153,790
	Hillenbrand Indutries, Inc.	2,400	129,216
*	Hi-Tech Pharmacal Co., Inc.	200	2,008
*	HLTH Corp.	1,500	20,985
*	HMS Holdings Corp.	200	6,210
*	Hollis-Eden Pharmaceuticals, Inc.	1,300	2,470
* #	Hologic, Inc.	200	13,278
*	Hospira, Inc.	400	17,320
*	Human Genome Sciences, Inc.	1,400	14,574
*	Humana, Inc.	2,200	169,466
*	ICU Medical, Inc.	500	18,560
*	IDEXX Laboratories, Inc.	400	24,200
*	I-Flow Corp.	1,100	18,337
*	Illumina, Inc.	500	28,895
*	ImClone Systems, Inc.	1,700	76,653
*	Immucor, Inc.	700	23,219
	IMS Health, Inc.	800	18,680
*	Incyte Corp.	2,600	22,308
*	Indevus Pharmaceuticals, Inc.	2,600	19,474
*	Infinity Pharmaceuticals, Inc.	700	6,713
*	Inspire Pharmaceuticals, Inc.	1,300	7,748
*	Integra LifeSciences Holdings	800	33,160
*	IntegraMed America, Inc.	256	3,187
*	Introgen Therapeutics, Inc.	795	3,116
	Invacare Corp.	800	20,800
*	Inventiv Health, Inc.	1,200	35,016
*	Inverness Medical Innovations, Inc.	400	23,472
*	Invitrogen Corp.	700	67,907
*	IRIS International, Inc.	500	9,050
* #	Isis Pharmaceuticals, Inc.	800	14,152
*	I-Trax, Inc.	1,914	6,929
*	Javelin Pharmaceuticals, Inc.	1,200	4,992
	Johnson & Johnson	3,800	257,412

21

*	Kendle International, Inc.	300	12,951
*	Kensey Nash Corp.	300	8,088
*	Keryx Biopharmaceuticals, Inc.	1,300	11,960
* #	Kinetic Concepts, Inc.	200	11,728
*	Kosan Biosciences, Inc.	1,858	8,863
*	K-V Pharmaceutical Co. Class A	1,200	33,840
*	Laboratory Corp. of America Holdings	500	36,335
	Landauer, Inc.	100	5,021
*	Lexicon Pharmaceuticals, Inc.	7,400	25,678
*	Lifecell Corp.	700	28,385
*	Lifecore Biomedical, Inc.	200	2,452
	Ligand Pharmaceuticals, Inc. Class B	1,000	4,910
* #	Lincare Holdings, Inc.	1,700	58,123
*	Luminex Corp.	700	11,207
*	Magellan Health Services, Inc.	600	27,270
* #	Mannkind Corp.	400	3,760
*	Martek Biosciences Corp.	1,200	31,032
*	Matria Healthcare, Inc.	600	13,632
*	Matrixx Initiatives, Inc.	300	4,857
*	Maxygen, Inc.	1,700	12,869
	McKesson Corp.	900	60,057
*	Medarex, Inc.	3,900	49,530
*	MedCath Corp.	800	20,336
*	Medco Health Solutions, Inc.	1,155	115,488
*	Medical Action Industries, Inc.	700	14,007
*	Medical Staffing Network Holdings, Inc.	600	3,660
	Medicis Pharmaceutical Corp. Class A	2,200	59,180
*	Medivation, Inc.	600	8,160
	Medtronic, Inc.	1,100	55,935
	Mentor Corp.	1,100	41,349
	Merck & Co., Inc.	1,500	89,040
*	Merge Technologies, Inc.	302	396
	Meridian Bioscience, Inc.	400	12,340
*	Merit Medical Systems, Inc.	600	8,718
*	Metropolitan Health Networks, Inc.	400	900
*	MGI Pharma, Inc.	800	27,688
*	Micrus Endovascular Corp.	300	5,493
*	Millennium Pharmaceuticals, Inc.	2,100	30,954
* #	Minrad International, Inc.	400	1,084
*	Molina Healthcare, Inc.	400	14,996
*	MWI Veterinary Supply, Inc.	200	8,416
#	Mylan, Inc.	1,300	18,694
*	Myriad Genetics, Inc.	300	14,460
	National Healthcare Corp.	300	14,730
*	Natus Medical, Inc.	500	8,435
*	Neogen Corp.	200	5,302
*	Neurocrine Biosciences, Inc.	1,000	13,020
*	Neurometric, Inc.	300	2,508
*	Nighthawk Radiology Holdings, Inc.	900	19,026
*	Northstar Neuroscience, Inc.	600	5,538
*	NovaMed, Inc.	1,300	6,071
*	Novavax, Inc.	1,902	6,923
*	Noven Pharmaceuticals, Inc.	300	4,749
* #	NPS Pharmaceuticals, Inc.	700	2,856
*	Nutraceutical International Corp.	400	4,412

22

*	NuVasive, Inc.	800	34,056
*	NxStage Medical, Inc.	1,100	14,146
*	Odyssey Healthcare, Inc.	800	8,000
	Omnicare, Inc.	3,000	76,440
*	Omnicell, Inc.	1,700	44,829
*	Omrix Biopharmaceuticals, Inc.	500	16,695
*	Onyx Pharmaceuticals, Inc.	200	10,908
*	OraSure Technologies, Inc.	2,100	19,908
*	Orchid Cellmark, Inc.	1,100	5,038
*	Osteotech, Inc.	300	2,466
	Owens & Minor, Inc.	300	11,781
*	Pain Therapeutics, Inc.	400	4,196
*	Parexel International Corp.	1,100	48,675
*	Patterson Companies, Inc.	3,716	119,581
*	PDI, Inc.	482	4,675
*	PDL BioPharma, Inc.	500	8,855
*	Pediatrix Medical Group, Inc.	1,900	122,854
	PerkinElmer, Inc.	4,700	128,216
	Perrigo Co.	800	24,720
	Pfizer, Inc.	16,200	384,912
	Pharmaceutical Products Development Service, Inc.	400	16,936
*	Pharmanet Development Group, Inc.	300	11,850
*	Pharmion Corp.	300	19,152
*	Phase Forward, Inc.	300	7,320
*	Possis Medical, Inc.	400	6,224
*	Progenics Pharmaceuticals, Inc.	300	5,820
*	Protalix BioTherapeutics, Inc.	350	1,277
*	Providence Service Corp.	400	11,192
*	PSS World Medical, Inc.	2,600	49,868
* #	Psychiatric Solutions, Inc.	2,700	98,631
*	QuadraMed Corp.	800	1,672
	Quest Diagnostics, Inc.	1,500	82,590
*	Quidel Corp.	300	5,670
*	RadNet, Inc.	1,000	9,400
*	Regeneration Technologies, Inc.	900	7,992
*	Regeneron Pharmaceuticals, Inc.	1,100	23,958
*	RehabCare Group, Inc.	1,200	27,720
*	Repligen Corp.	500	2,390
*	Repros Therapeutics, Inc.	200	1,966
*	Res-Care, Inc.	800	18,224
*	ResMed, Inc.	600	27,480
*	Respironics, Inc.	600	29,556
*	Rigel Pharmaceuticals, Inc.	1,400	10,024
* #	Salix Pharmaceuticals, Ltd.	1,752	19,903
* #	Sangamo BioSciences, Inc.	400	6,148
	Schering-Plough Corp.	6,600	206,580
*	SciClone Pharmaceuticals, Inc.	1,000	2,060
* #	Sciele Pharma, Inc.	800	17,856
*	Seattle Genetics, Inc.	1,000	10,990
*	Senomyx, Inc.	200	1,400
*	Sequenom, Inc.	700	6,496
* #	Sirona Dental Systems, Inc.	3,700	100,122
*	Somanetics Corp.	200	4,002
*	Sonic Innovations, Inc.	1,200	9,996
*	SonoSite, Inc.	400	13,288

23

*	Spectranetics Corp.	1,000	15,170
*	St. Jude Medical, Inc.	1,700	67,575
* #	Stereotaxis, Inc.	300	4,047
	Steris Corp.	700	19,572
*	Strategic Diagnostics, Inc.	900	4,806
	Stryker Corp.	400	29,052
*	Sun Healthcare Group, Inc.	1,300	21,567
* #	Sunrise Senior Living, Inc.	2,000	62,780
*	SurModics, Inc.	200	10,328
*	Symmetry Medical, Inc.	800	13,472
*	Synovis Life Technologies, Inc.	500	9,405
*	Targacept, Inc.	524	5,030
*	Techne Corp.	700	45,605
*	Tercica, Inc.	1,152	7,649
*	The Medicines Co.	1,500	26,520
*	Theragenics Corp.	1,500	5,895
*	Theravance, Inc.	200	4,818
*	Thermo Fisher Scientific, Inc.	1,100	63,404
*	Third Wave Technologies, Inc.	800	6,456
*	Thoratec Corp.	1,300	25,467
*	Trimeris, Inc.	1,000	6,140
*	TriZetto Group, Inc.	1,500	23,145
*	U.S. Physical Therapy, Inc.	400	5,492
*	United Therapeutics Corp.	200	20,016
	UnitedHealth Group, Inc.	3,664	201,520
	Universal Health Services, Inc.	400	20,380
	Valeant Pharmaceuticals International	200	2,310
*	Varian Medical Systems, Inc.	200	9,992
*	Varian, Inc.	1,100	77,055
*	Vascular Solutions, Inc.	300	2,007
*	VCA Antech, Inc.	1,100	45,133
*	Vertex Pharmaceuticals, Inc.	1,300	33,007
*	Vical, Inc.	1,200	5,496
*	Visicu, Inc.	1,102	9,235
	Vital Signs, Inc.	600	31,746
*	Vivus, Inc.	600	3,396
*	Vnus Medical Technologies	700	9,849
*	Volcano Corp.	2,024	29,571
*	Waters Corp.	200	15,608
*	Watson Pharmaceuticals, Inc.	3,300	96,723
*	WellPoint, Inc.	1,800	151,578
	West Pharmaceutical Services, Inc.	1,100	41,327
*	Wright Medical Group, Inc.	1,400	37,772
	Wyeth	5,300	260,230
*	Xenoport, Inc.	100	5,259
*	Zimmer Holdings, Inc.	1,500	97,095
*	Zoll Medical Corp.	750	17,460
*	Zymogenetics, Inc.	400	5,872
Total Health Care			11,118,018

Industrials — (12.4%)
*	3-D Systems Corp.	400	7,028
	3M Co.	2,800	233,128
	A.O. Smith Corp.	600	21,234
	AAON, Inc.	300	5,709

24

*	AAR Corp.	900	29,718
	ABM Industries, Inc.	2,300	46,920
*	Acco Brands Corp.	3,700	61,827
*	Accuride Corp.	200	1,518
*	Active Power, Inc.	200	450
	Actuant Corp.	2,000	63,340
	Acuity Brands, Inc.	1,000	39,490
	Administaff, Inc.	300	9,804
*	AGCO Corp.	100	6,894
*	Airtran Holdings, Inc.	2,800	23,772
	Alamo Group, Inc.	156	2,886
*	Alaska Air Group, Inc.	1,800	45,594
	Albany International Corp. Class A	600	23,202
	Alexander & Baldwin, Inc.	700	35,966
*	Alliant Techsystems, Inc.	500	58,415
*	Allied Waste Industries, Inc.	14,700	167,727
*	Amerco, Inc.	430	28,152
	American Ecology Corp.	200	4,448
	American Science & Engineering, Inc.	200	11,570
*	American Superconductor Corp.	600	14,484
	Ameron International Corp.	200	21,156
	Ampco-Pittsburgh Corp.	300	10,566
*	AMR Corp.	4,370	92,557
	Angelica Corp.	200	3,466
	Apogee Enterprises, Inc.	900	19,998
	Applied Signal Technologies, Inc.	400	5,108
*	Argon ST, Inc.	1,000	18,220
	Arkansas Best Corp.	500	11,400
*	Arotech Corp.	200	516
*	Astec Industries, Inc.	500	18,780
*	ASV, Inc.	400	4,664
*	Atlas Air Worldwide Holding, Inc.	800	42,120
	Avery Dennison Corp.	500	26,055
*	Avis Budget Group, Inc.	700	10,521
*	Axsys Technologies, Inc.	200	8,460
*	AZZ, Inc.	400	10,712
	B.F. Goodrich Co.	500	35,645
	Badger Meter, Inc.	100	3,900
*	Baker (Michael) Corp.	200	6,986
	Baldor Electric Co.	1,200	40,500
*	Baldwin Technology Co., Inc. Class A	500	2,450
*	BE Aerospace, Inc.	2,300	108,100
	Belden, Inc.	1,700	78,285
*	Blount International, Inc.	800	9,816
#	Boeing Co.	2,300	212,842
	Brady Co. Class A	400	16,012
*	BTU International, Inc.	200	2,980
#	Bucyrus International, Inc.	200	17,542
	Burlington Northern Santa Fe Corp.	700	58,464
#	C&D Technologies, Inc.	500	2,645
	C.H. Robinson Worldwide, Inc.	600	30,930
*	Cano Petroleum, Inc.	1,500	11,205
#	Carlisle Companies, Inc.	2,400	95,544
	Cascade Corp.	200	12,066
*	Casella Waste Systems, Inc. Class A	500	7,485

25

	Caterpillar, Inc.	1,700	122,230
*	CBIZ, Inc.	600	5,544
	CDI Corp.	500	13,335
*	CECO Environmental Corp.	400	4,636
* #	Cenveo, Inc.	1,000	20,560
*	Ceradyne, Inc.	600	29,664
*	Chart Industries, Inc.	1,000	27,800
*	ChoicePoint, Inc.	1,100	41,635
	Cintas Corp.	3,100	99,169
	Clarcor, Inc.	1,900	67,659
*	Columbus McKinnon Corp.	200	6,224
	Comfort Systems USA, Inc.	200	2,350
*	Commercial Vehicle Group, Inc.	500	6,665
*	Consolidated Graphics, Inc.	200	10,346
*	Continental Airlines, Inc.	3,000	84,450
	Con-way, Inc.	300	12,684
	Cooper Industries, Ltd.	5,000	251,100
*	Copart, Inc.	2,200	82,192
	Corporate Executive Board Co.	400	26,836
*	Corrections Corp. of America	2,500	76,275
*	CoStar Group, Inc.	300	14,457
*	Covanta Holding Corp.	1,600	43,184
*	CRA International, Inc.	400	18,504
	Crane Co.	800	35,952
*	Crocs, Inc.	500	19,515
	CSX Corp.	600	25,200
	Cubic Corp.	800	31,584
	Cummins, Inc.	1,400	163,660
	Curtiss-Wright Corp.	1,700	91,698
	Danaher Corp.	1,100	95,502
	Deere & Co.	500	85,900
*	Delta Air Lines, Inc.	700	13,832
	Deluxe Corp.	900	28,431
	Diamond Management & Technology Consultants, Inc.	200	1,486
*	Document Securities Systems, Inc.	200	1,412
	Donaldson Co., Inc.	800	37,424
*	Double Eagle Petroleum Co.	400	5,916
	Dover Corp.	2,000	92,560
	DRS Technologies, Inc.	700	41,447
*	Dynamex, Inc.	400	10,988
	Dynamic Materials Corp.	100	6,347
*	Eagle Test Systems, Inc.	700	7,665
	Eaton Corp.	2,900	258,999
	Electro Rent Corp.	600	8,208
*	EMCOR Group, Inc.	1,600	42,624
	Emerson Electric Co.	2,100	119,742
	Encore Wire Corp.	400	6,840
*	Energy Conversion Devices, Inc.	1,500	38,805
*	Energy Focus, Inc.	376	2,519
*	EnerSys	1,000	23,270
*	ENGlobal Corp.	600	6,486
	Ennis, Inc.	1,200	22,032
*	EnPro Industries, Inc.	800	24,480
	Equifax, Inc.	600	22,338
*	Esterline Technologies Corp.	700	36,554

26

* #	Evergreen Solar, Inc.	800	10,536
*	Exide Technologies	1,400	9,842
	Expeditors International of Washington, Inc.	1,365	64,046
*	Exponent, Inc.	300	8,355
#	Fastenal Co.	500	19,820
	Federal Signal Corp.	1,000	11,500
	FedEx Corp.	2,900	285,563
*	First Consulting Group, Inc.	500	6,400
	Flowserve Corp.	200	18,818
	Fluor Corp.	500	73,585
	Forward Air Corp.	200	6,474
	Franklin Electric Co., Inc.	500	19,480
	Freightcar America, Inc.	200	6,794
*	FTI Consulting, Inc.	600	34,200
*	FuelCell Energy, Inc.	2,100	19,047
	G & K Services, Inc. Class A	500	20,335
*	Gardner Denver Machinery, Inc.	2,000	66,220
	GATX Corp.	900	33,327
*	Gehl Co.	155	2,513
	Gencorp, Inc.	900	10,890
	General Dynamics Corp.	2,600	230,828
	General Electric Co.	67,900	2,599,891
*	Genesee & Wyoming, Inc.	900	23,580
*	Genlyte Group, Inc.	300	28,275
*	GeoEye, Inc.	200	6,344
*	GeoPetro Resources Co.	700	2,576
*	Goodman Global, Inc.	1,200	28,380
*	GP Strategies Corp.	639	5,725
	Graco, Inc.	900	33,516
*	Graftech International, Ltd.	1,000	16,070
	Granite Construction, Inc.	600	24,612
#	Greenbrier Companies, Inc.	700	15,526
	Hardinge, Inc.	300	4,731
	Harsco Corp.	1,200	72,084
*	Hawaiian Holdings, Inc.	404	2,073
	Healthcare Services Group, Inc.	900	19,710
	Heartland Express, Inc.	1,700	24,701
	Heico Corp.	200	9,852
	Heico Corp. Class A	600	24,000
	Heidrick & Struggles International, Inc.	600	21,762
*	Herley Industries, Inc.	300	4,239
	Herman Miller, Inc.	200	5,490
*	Hexcel Corp.	600	15,282
*	Hill International, Inc.	700	7,700
	Hi-Shear Technology Corp.	200	2,230
#	HNI Corp.	1,800	65,754
	Honeywell International, Inc.	700	39,634
	Horizon Lines, Inc. Class A	400	7,964
*	Hub Group, Inc. Class A	200	5,216
	Hubbell, Inc. Class A	200	11,574
	Hubbell, Inc. Class B	700	38,451
*	Hudson Highland Group, Inc.	200	1,782
*	Hurco Companies, Inc.	100	4,127
*	Huron Consulting Group, Inc.	400	29,308
	IDEX Corp.	2,400	85,680

27

*	IHS, Inc.	700	49,098
*	II-VI, Inc.	600	20,124
	IKON Office Solutions, Inc.	5,700	71,991
	Illinois Tool Works, Inc.	1,900	105,450
	Insteel Industries, Inc.	300	3,411
*	Integrated Electrical Services, Inc.	600	11,262
*	Interline Brands, Inc.	1,200	28,716
*	Intersections, Inc.	300	2,967
	ITT Industries, Inc.	3,600	231,984
	J.B. Hunt Transport Services, Inc.	1,800	47,322
*	Jacobs Engineering Group, Inc.	700	58,639
*	JetBlue Airways Corp.	1,300	9,100
	Joy Global, Inc.	600	34,800
	Kaman Corp. Class A	500	15,950
* #	Kansas City Southern	2,400	82,632
	Kaydon Corp.	500	25,305
*	Kenexa Corp.	500	9,685
	Kennametal, Inc.	1,200	93,660
*	Key Technology, Inc.	100	3,475
*	Kforce, Inc.	300	3,255
*	Kirby Corp.	1,500	72,105
	Knight Transportation, Inc.	3,200	48,640
*	L.B. Foster Co. Class A	200	9,162
	L-3 Communications Holdings, Inc.	1,000	110,650
*	Labor Ready, Inc.	800	12,040
*	Ladish Co., Inc.	250	11,040
	Landstar Systems, Inc.	500	19,890
*	Layne Christensen Co.	300	17,085
*	LECG Corp.	400	6,344
	Lennox International, Inc.	600	20,304
	Lincoln Electric Holdings, Inc.	600	41,862
*	LMI Aerospace, Inc.	200	4,880
	Lockheed Martin Corp.	500	55,335
	LSI Industries, Inc.	500	10,330
*	M&F Worldwide Corp.	700	35,959
*	Mac-Gray Corp.	110	1,320
*	Magnetek, Inc.	1,000	4,390
	Manpower, Inc.	300	18,330
	Masco Corp.	1,400	31,360
	McGrath Rentcorp.	1,000	26,590
*	Medialink Worldwide, Inc.	200	812
	Met-Pro Corp.	666	7,752
*	Mettler Toledo International, Inc.	100	11,636
*	MFRI, Inc.	200	2,892
*	Microvision, Inc.	600	2,436
*	Middleby Corp.	200	15,178
	Mine Safety Appliances Co.	600	29,406
*	Mobile Mini, Inc.	300	5,766
*	Monster Worldwide, Inc.	600	20,262
*	Moog, Inc. Class A	900	40,572
	MSC Industrial Direct Co., Inc. Class A	600	25,932
*	MTC Technologies, Inc.	1,126	18,410
	Mueller Industries, Inc.	1,700	51,391
	Mueller Water Products, Inc.	300	3,141
	Mueller Water Products, Inc. Class B	700	7,007

28

*	Navigant Consulting, Inc.	200	2,596
*	NCI Building Systems, Inc.	200	6,866
	Nordson Corp.	800	42,240
	Norfolk Southern Corp.	5,200	266,292
	Northrop Grumman Corp.	4,400	346,676
*	NuCo2, Inc.	300	8,274
*	Old Dominion Freight Line, Inc.	900	20,277
*	Orbital Sciences Corp.	2,300	55,338
	Oshkosh Truck Corp. Class B	1,500	72,135
* #	Owens Corning, Inc.	400	8,804
*	P.A.M. Transportation Services, Inc.	400	6,004
	Paccar, Inc.	300	15,183
	Pall Corp.	2,400	91,800
	Parker Hannifin Corp.	1,600	127,088
*	Park-Ohio Holdings Corp.	800	18,832
	Pentair, Inc.	3,900	132,288
*	Perini Corp.	600	31,914
*	Pike Electric Corp.	1,200	19,080
*	Pinnacle Airlines Corp.	900	14,634
	Pitney Bowes, Inc.	1,400	53,900
*	Plug Power, Inc.	5,100	18,462
	Portec Rail Products, Inc.	200	2,104
*	Powell Industries, Inc.	400	16,340
*	Power-One, Inc.	2,700	12,609
	Precision Castparts Corp.	300	44,202
*	Protection One, Inc.	241	2,812
*	Quality Distribution, Inc.	200	992
*	Quanta Services, Inc.	600	16,428
	Quixote Corp.	100	1,843
	R. R. Donnelley & Sons Co.	5,600	205,296
	Raven Industries, Inc.	200	6,946
	Raytheon Co.	5,600	346,360
*	RBC Bearings, Inc.	400	14,712
*	RCM Technologies, Inc.	400	2,296
	Regal-Beloit Corp.	600	28,248
	Republic Services, Inc.	3,350	111,120
	Robbins & Myers, Inc.	500	34,250
	Robert Half International, Inc.	200	5,392
	Rockwell Automation, Inc.	1,000	67,890
	Rockwell Collins, Inc.	1,100	79,332
	Rollins, Inc.	1,300	38,272
	Roper Industries, Inc.	1,665	105,644
*	Rush Enterprises, Inc. Class A	400	6,304
	Ryder System, Inc.	900	39,024
	Schawk, Inc.	1,300	18,681
*	Shaw Group, Inc.	500	31,710
	Simpson Manufacturing Co., Inc.	1,200	31,932
	Skywest, Inc.	1,600	42,096
*	SL Industries, Inc.	200	4,400
	Southwest Airlines Co.	22,600	319,790
	SPX Corp.	400	40,704
*	Standard Parking Corp.	100	4,637
	Standard Register Co.	1,100	13,277
	Standex International Corp.	300	5,724
	Steelcase, Inc. Class A	1,700	25,721

29

*	Stericycle, Inc.	300	17,655
	Sun Hydraulics, Inc.	100	2,905
*	Superior Essex, Inc.	200	4,852
* #	Synutra International, Inc.	506	18,914
	Sypris Solutions, Inc.	400	2,780
	TAL International Group, Inc.	300	6,795
*	Taleo Corp. Class A	200	5,646
* #	Taser International, Inc.	1,400	19,614
*	Team, Inc.	300	8,964
*	Teledyne Technologies, Inc.	600	32,532
	Teleflex, Inc.	1,500	90,495
	Tennant Co.	200	8,766
*	Terex Corp.	1,800	116,010
*	Tetra Tech, Inc.	2,300	47,656
	Textron, Inc.	200	13,810
	The Brink’s Co.	400	25,592
	The Dun & Bradstreet Corp.	300	26,769
*	The Geo Group, Inc.	1,100	28,006
	The Manitowoc Co., Inc.	200	8,770
*	Thomas & Betts Corp.	1,200	65,232
	Thomas Group, Inc.	300	2,229
	Timken Co.	4,400	140,316
	Titan International, Inc.	600	16,476
	Toro Co.	700	38,955
*	Trailer Bridge, Inc.	200	2,134
	Trane, Inc.	200	7,342
*	TransDigm Group, Inc.	200	9,536
*	TRC Companies, Inc.	865	7,257
#	Trinity Industries, Inc.	600	15,186
	Triumph Group, Inc.	400	32,504
*	TurboChef Technologies, Inc.	500	7,435
	Twin Disc, Inc.	200	12,426
*	UAL Corp.	3,000	122,820
	UAP Holding Corp.	400	11,964
	Union Pacific Corp.	4,000	504,560
	United Parcel Service, Inc.	2,700	198,936
*	United Stationers, Inc.	400	20,264
	United Technologies Corp.	6,550	489,744
*	Universal Truckload Services, Inc.	402	7,015
*	UQM Technologies, Inc.	1,000	3,190
*	URS Corp.	3,300	189,717
* #	USG Corp.	700	25,683
	Valmont Industries, Inc.	200	15,698
*	Versar, Inc.	400	2,808
	Viad Corp.	1,000	31,010
	Vicor Corp.	600	8,664
*	Volt Information Sciences, Inc.	200	2,544
	W.W. Grainger, Inc.	1,200	105,960
	Wabtec Corp.	1,500	50,910
	Walter Industries, Inc.	400	13,876
*	Waste Connections, Inc.	2,700	85,941
	Waste Industries USA, Inc.	200	6,760
	Waste Management, Inc.	6,700	229,944
	Watsco, Inc. Class A	200	7,250
	Watson Wyatt & Co. Holdings	1,600	73,680

30

*	WCA Waste Corp.	300	2,289
	Werner Enterprises, Inc.	2,000	35,100
*	WESCO International, Inc.	200	8,096
* #	Western Refining, Inc.	600	17,340
	Woodward Governor Co.	200	13,708
Total Industrials			16,648,135

Information Technology — (13.0%)
*	Acacia Research-Acacia Technologies	900	8,298
*	Actel Corp.	900	9,864
*	ActivIdentity Corp.	1,253	5,100
*	Activision, Inc.	1,400	31,010
*	Actuate Corp.	300	2,271
*	Adaptec, Inc.	5,000	16,750
*	ADC Telecommunications, Inc.	1,900	31,464
*	Adobe Systems, Inc.	3,300	139,062
	Adtran, Inc.	1,900	41,211
*	Advanced Analogic Technologies, Inc.	896	9,650
*	Advanced Energy Industries, Inc.	300	4,353
* #	Advanced Micro Devices, Inc.	12,300	120,048
*	Advent Software, Inc.	500	25,380
*	Aetrium, Inc.	400	2,128
*	Agilent Technologies, Inc.	1,300	49,179
	Agilysys, Inc.	300	4,167
#	Altera Corp.	1,700	31,926
	American Software, Inc. Class A	700	5,033
*	AMIS Holdings, Inc.	700	5,369
*	Amkor Technology, Inc.	1,400	11,536
	Amphenol Corp.	500	21,675
*	Amtech Systems, Inc.	200	2,798
*	Anadigics, Inc.	2,200	24,222
	Analog Devices, Inc.	1,600	49,248
*	Anixter International, Inc.	1,100	70,950
*	Ansoft Corp.	300	8,703
*	Answerthink, Inc.	800	3,632
*	Ansys, Inc.	1,200	46,632
*	Apple, Inc.	2,400	437,328
	Applied Materials, Inc.	8,200	154,406
*	Applied Micro Circuits Corp.	10,655	26,744
*	Ariba, Inc.	2,300	27,301
*	Arris Group, Inc.	800	8,344
*	Arrow Electronics, Inc.	3,800	140,638
*	Art Technology Group, Inc.	800	3,344
*	Aspen Technology, Inc.	2,700	45,792
*	Atheros Communications	300	8,847
*	Atlantic Tele-Network, Inc.	300	11,442
*	Atmel Corp.	8,900	39,071
*	ATMI, Inc.	1,500	45,135
*	Autobytel, Inc.	1,400	4,508
*	Autodesk, Inc.	1,500	70,635
	Automatic Data Processing, Inc.	2,100	94,626
	Avici Systems, Inc.	1,100	8,173
*	Avid Technology, Inc.	1,900	50,407
*	Avnet, Inc.	4,600	158,700
*	Avocent Corp.	2,000	49,800

31

	AVX Corp.	4,200	60,186
*	AXT, Inc.	1,800	7,794
* #	Bankrate, Inc.	400	15,656
*	BEA Systems, Inc.	400	6,332
	Bel Fuse, Inc. Class B	400	11,968
*	Bell Microproducts, Inc.	1,400	7,840
*	Benchmark Electronics, Inc.	3,400	61,030
	Black Box Corp.	400	14,720
	Blackbaud, Inc.	400	11,384
*	Blackboard, Inc.	600	23,400
*	Blue Coat Systems, Inc.	700	25,347
*	BMC Software, Inc.	700	23,156
*	Bookham, Inc.	5,600	14,224
*	Bottomline Technologies, Inc.	800	10,080
*	Brightpoint, Inc.	500	8,305
*	Broadcom Corp.	2,700	72,198
	Broadridge Financial Solutions, Inc.	600	13,662
*	Brocade Communications Systems, Inc.	12,800	93,312
	CA, Inc.	3,400	83,266
*	Cabot Microelectronics Corp.	400	14,960
*	CACI International, Inc. Class A	1,100	49,929
*	Cadence Design Systems, Inc.	5,300	87,980
*	California Micro Devices Corp.	800	3,144
*	Callidus Software, Inc.	1,000	6,260
*	CallWave, Inc.	900	2,520
*	Captaris, Inc.	1,100	4,466
*	Cascade Microtech, Inc.	600	5,640
*	Catalyst Semiconductor, Inc.	700	3,647
*	Catapult Communications Corp.	900	6,525
*	CEVA, Inc.	400	4,096
*	Checkpoint Systems, Inc.	1,800	42,768
*	Chordiant Software, Inc.	400	4,012
* #	Ciena Corp.	900	39,582
*	Cirrus Logic, Inc.	4,100	23,370
*	Cisco Sytems, Inc.	22,700	636,054
*	Citrix Systems, Inc.	200	7,396
*	CNET Networks, Inc.	5,000	37,900
*	Cogent, Inc.	4,400	48,840
	Cognex Corp.	800	16,216
*	Cognizant Technology Solutions Corp.	2,200	68,420
*	Coherent, Inc.	1,400	40,278
	Cohu, Inc.	200	3,130
*	CommScope, Inc.	1,500	60,750
*	Computer Sciences Corp.	4,600	242,972
*	Compuware Corp.	11,000	90,860
*	Comtech Telecommunications Corp.	200	9,932
*	Concur Technologies, Inc.	200	7,512
*	Convergys Corp.	600	9,786
	Corning, Inc.	1,000	24,290
*	CPI International, Inc.	600	10,074
*	Credence Systems Corp.	1,500	3,075
* #	Cree, Inc.	2,600	64,038
*	Cyberoptics Corp.	218	2,657
*	Cybersource Corp.	700	10,227
*	Cymer, Inc.	700	28,749

32

*	Cypress Semiconductor Corp.	2,400	79,728
#	Daktronics, Inc.	700	16,331
*	DealerTrack Holdings, Inc.	900	38,286
*	Dell, Inc.	9,000	220,860
	Diebold, Inc.	600	20,376
*	Digi International, Inc.	700	10,766
*	Digimarc Corp.	380	3,568
* #	Digital River, Inc.	1,800	69,606
*	Diodes, Inc.	1,100	32,362
*	DSP Group, Inc.	600	8,118
*	DST Systems, Inc.	300	25,425
*	DTS, Inc.	700	17,325
*	Dycom Industries, Inc.	1,600	45,024
*	Dynamics Research Corp.	185	2,026
*	EarthLink, Inc.	4,900	33,271
*	eBay, Inc.	3,600	120,708
*	Echelon Corp.	1,500	25,185
*	Electronic Arts, Inc.	1,800	101,142
	Electronic Data Systems Corp.	1,100	22,286
*	Electronics for Imaging, Inc.	2,600	59,644
*	Elixir Gaming Technologies, Inc.	1,500	5,910
*	EMC Corp.	12,000	231,240
* #	EMCORE Corp.	1,000	8,770
*	Emulex Corp.	3,900	65,325
*	Endwave Corp.	200	1,568
*	Epicor Software Corp.	2,700	29,214
*	EPIQ Systems, Inc.	1,100	19,162
* #	Equinix, Inc.	300	31,233
*	Euronet Worldwide, Inc.	400	13,104
*	Exar Corp.	900	8,271
*	Excel Technology, Inc.	200	5,394
*	Extreme Networks, Inc.	4,176	15,201
*	F5 Networks, Inc.	2,900	76,618
	Factset Research Systems, Inc.	500	31,340
	Fair Isaac Corp.	700	25,872
*	Fairchild Semiconductor Corp. Class A	5,800	91,988
*	FalconStor Software, Inc.	1,100	13,321
*	Faro Technologies, Inc.	700	18,914
*	FEI Co.	300	7,473
	Fidelity National Information Services, Inc.	1,600	69,152
*	Finisar Corp.	1,000	1,700
*	Fiserv, Inc.	800	41,064
*	Flir Systems, Inc.	300	20,619
*	FormFactor, Inc.	1,400	53,116
*	Forrester Research, Inc.	500	13,090
*	FortuNet, Inc.	200	1,676
*	Foundry Networks, Inc.	5,700	100,491
	Frequency Electronics, Inc.	300	2,841
*	Gartner Group, Inc.	300	5,667
*	Genesis Microchip, Inc.	600	3,024
*	Gerber Scientific, Inc.	1,000	9,500
	Global Payments, Inc.	3,000	129,660
*	Google, Inc.	400	277,200
*	Greenfield Online, Inc.	1,000	15,040
*	Guidance Software, Inc.	400	4,924

33

*	Harmonic, Inc.	1,800	18,666
	Harris Corp.	200	12,554
*	Harris Stratex Networks, Inc. Class A	1,100	18,942
	Heartland Payment Systems, Inc.	300	9,684
	Henry Jack & Associates, Inc.	2,600	69,576
*	Hewitt Associates, Inc. Class A	1,400	52,500
	Hewlett-Packard Co.	16,000	818,560
*	hi/fn, Inc.	300	1,761
*	Hittite Microwave Corp.	700	30,233
*	Hutchinson Technology, Inc.	1,800	47,358
*	Hypercom Corp.	3,600	19,260
*	I.D. Systems, Inc.	276	3,627
*	i2 Technologies, Inc.	700	11,326
	iBasis, Inc.	700	3,703
*	iGATE Capital Corp.	2,400	20,304
*	Ikanos Communications	1,300	7,709
*	Immersion Corp.	400	5,252
*	Informatica Corp.	1,900	32,585
	InfoSpace, Inc.	1,900	33,839
	infoUSA, Inc.	2,200	18,986
*	Ingram Micro, Inc.	8,000	159,200
*	Insight Enterprises, Inc.	1,500	29,715
	Integral Systems, Inc.	300	7,479
*	Integrated Device Technology, Inc.	8,900	107,957
*	Integrated Silicon Solution, Inc.	1,200	7,824
* #	Intermec, Inc.	1,500	32,205
*	Internap Network Services Corp.	3,300	32,835
	International Business Machines Corp.	2,700	283,986
*	International Rectifier Corp.	3,400	110,568
*	Internet Capital Group, Inc.	1,200	13,404
	Intersil Corp.	6,200	154,628
*	Intervoice, Inc.	800	7,824
*	Interwoven, Inc.	1,700	20,876
*	Intevac, Inc.	600	9,420
*	Intuit, Inc.	1,700	49,844
*	Iomega Corp.	2,200	7,854
*	iPass, Inc.	2,200	9,614
*	iPCS, Inc.	200	6,920
*	Itron, Inc.	600	46,530
*	Ixia	500	5,165
*	IXYS Corp.	2,100	16,233
*	j2 Global Communications, Inc.	1,100	26,752
	Jabil Circuit, Inc.	9,700	164,415
*	JDA Software Group, Inc.	300	6,282
*	JDS Uniphase Corp.	4,400	59,224
*	Juniper Networks, Inc.	2,600	77,272
*	Jupitermedia Corp.	700	3,003
	Keithley Instruments, Inc.	300	2,850
	KLA-Tencor Corp.	3,600	173,088
*	Kopin Corp.	2,700	9,720
*	Kratos Defense & Security Solutions, Inc.	1,655	3,707
*	Kulicke & Soffa Industries, Inc.	2,500	17,700
*	KVH Industries, Inc.	547	4,753
*	L-1 Identity Solutions, Inc.	2,400	44,592
* #	Lam Research Corp.	1,900	87,115

34

*	Lawson Software, Inc.	4,400	42,768
*	Leadis Technolgies, Inc.	1,729	4,807
*	LeCroy Corp.	400	3,476
*	Lexmark International, Inc.	200	6,976
	Linear Technology Corp.	1,700	51,782
*	Lionbridge Technologies, Inc.	1,066	3,241
*	Littlefuse, Inc.	800	26,680
*	LoJack Corp.	300	5,253
*	Loral Space & Communications, Inc.	500	17,120
* #	LSI Corp.	1,200	6,660
*	Macrovision Corp.	1,000	24,920
*	Magma Design Automation, Inc.	900	12,024
*	Management Network Group, Inc.	589	1,408
*	Manhattan Associates, Inc.	600	16,278
*	ManTech International Corp. Class A	200	7,738
*	Mastec, Inc.	200	2,022
*	Mattson Technology, Inc.	1,600	13,184
	Maximus, Inc.	800	31,200
*	Maxwell Technologies, Inc.	300	2,502
*	McAfee, Inc.	2,400	93,480
*	MEMC Electronic Materials, Inc.	400	31,032
*	Mentor Graphics Corp.	4,200	45,738
*	Mercury Computer Systems, Inc.	900	13,194
*	Merix Corp.	800	4,688
*	Metavante Technologies, Inc.	466	10,631
	Methode Electronics, Inc.	200	2,410
	Micrel, Inc.	1,300	11,596
	Microchip Technology, Inc.	4,325	124,517
*	Micron Technology, Inc.	16,900	140,608
*	Micros Systems, Inc.	200	14,428
*	Microsemi Corp.	2,300	52,624
	Microsoft Corp.	27,700	930,720
*	Microtune, Inc.	2,100	10,920
*	MIPS Technologies, Inc.	400	2,272
*	Moldflow Corp.	200	3,190
	Molex, Inc.	300	8,268
	Molex, Inc. Class A	1,000	26,780
	MoneyGram International, Inc.	500	7,720
*	Monolithic Power Systems	700	13,356
*	MoSys, Inc.	1,000	5,840
	Motorola, Inc.	30,400	485,488
*	MPS Group, Inc.	1,600	17,760
*	MSC. Software Corp.	800	10,568
	MTS Systems Corp.	600	24,594
*	Multi-Fineline Electronix, Inc.	400	7,308
*	Nanometrics, Inc.	600	6,000
*	Napco Security Systems, Inc.	300	1,506
	National Instruments Corp.	1,500	50,055
	National Semiconductor Corp.	700	16,002
*	NCI, Inc.	200	3,620
*	NCR Corp.	3,700	88,578
*	NETGEAR, Inc.	800	27,112
*	Netlogic Microsystems, Inc.	400	11,700
*	NetScout Systems, Inc.	1,000	12,150
*	Network Equipment Technologies, Inc.	1,200	14,928

35

*	Nextest Systems Corp.	499	6,627
	NIC, Inc.	300	2,340
*	Novatel Wireless, Inc.	300	4,662
*	Novell, Inc.	10,149	71,246
*	Novellus Systems, Inc.	4,400	114,444
*	Nuance Communications, Inc.	3,000	60,540
*	Nvidia Corp.	300	9,462
*	Omniture, Inc.	1,300	36,933
* #	OmniVision Technologies, Inc.	2,000	37,240
* #	ON Semiconductor Corp.	3,700	34,003
*	Online Resources Corp.	500	4,700
*	Oplink Communications, Inc.	700	11,305
*	OPNET Technologies, Inc.	400	3,668
*	Oracle Corp.	9,900	199,782
*	OSI Systems, Inc.	300	7,437
*	Packeteer, Inc.	1,268	8,572
* #	Palm, Inc.	6,200	43,214
*	PAR Technology Corp.	800	5,856
*	Parametric Technology Corp.	5,115	85,421
	Park Electrochemical Corp.	800	23,560
* #	Parkervision, Inc.	200	1,966
	Paychex, Inc.	600	23,400
*	PC Connection, Inc.	1,300	16,627
*	PC-Tel, Inc.	1,037	7,767
*	PDF Solutions, Inc.	800	6,344
	Pegasystems, Inc.	900	11,142
*	Perficient, Inc.	1,100	18,447
*	Performance Technologies, Inc.	200	972
*	Perot Systems Corp.	4,800	63,120
*	Pervasive Software, Inc.	400	1,796
*	Phoenix Technologies, Ltd.	400	5,440
*	Photon Dynamics, Inc.	500	4,500
*	Planar Systems, Inc.	300	1,704
	Plantronics, Inc.	2,200	59,070
*	PLATO Learning, Inc.	945	3,856
*	Plexus Corp.	800	23,808
*	PLX Technology, Inc.	1,000	9,840
*	PMC-Sierra, Inc.	6,600	46,332
*	Polycom, Inc.	3,600	87,372
* #	Powerwave Technologies, Inc.	4,200	17,388
*	Presstek, Inc.	700	4,179
*	Progress Software Corp.	1,600	50,608
*	QLogic Corp.	5,700	77,064
	QUALCOMM, Inc.	1,000	40,780
*	Quantum Corp.	9,200	29,164
*	QuickLogic Corp.	320	1,139
*	Rackable Systems, Inc.	500	5,325
*	Radiant Systems, Inc.	600	9,582
*	RadiSys Corp.	1,043	16,208
*	RAE Systems, Inc.	2,700	7,020
* #	Rambus, Inc.	300	5,817
*	RealNetworks, Inc.	5,600	34,552
*	Red Hat, Inc.	3,000	60,060
	Relm Wireless Corp.	700	2,317
	Renaissance Learning, Inc.	600	7,812

36

*	RF Micro Devices, Inc.	6,000	34,680
	Richardson Electronics, Ltd.	300	1,953
*	Rimage Corp.	400	9,972
*	Rofin-Sinar Technologies, Inc.	200	18,208
*	Rogers Corp.	400	17,624
*	Rudolph Technologies, Inc.	1,800	21,510
*	Safeguard Scientifics, Inc.	3,200	6,304
*	Salesforce.com, Inc.	555	31,485
*	Sandisk Corp.	2,800	104,832
*	Sapient Corp.	3,600	26,064
*	ScanSource, Inc.	900	31,752
*	Seachange International, Inc.	600	4,524
*	Secure Computing Corp.	4,300	39,001
*	Semitool, Inc.	900	8,316
*	Semtech Corp.	3,400	51,884
*	SI International, Inc.	900	23,364
* #	Sigma Designs, Inc.	300	19,506
*	Silicon Laboratories, Inc.	2,100	77,994
*	Silicon Storage Technology, Inc.	4,700	13,348
* #	SiRF Technology Holdings, Inc.	400	9,636
*	Skyworks Solutions, Inc.	4,900	44,492
*	SM&A	400	2,588
* #	Smith Micro Software, Inc.	200	1,602
*	Sonic Solutions, Inc.	800	7,944
*	SonicWALL, Inc.	500	5,060
* #	Sonus Networks, Inc.	8,200	53,956
*	Spectrum Control, Inc.	500	7,430
*	SPSS, Inc.	700	25,298
*	SRA International, Inc.	1,000	27,340
*	Staktek Holdings, Inc.	1,369	3,518
*	Standard Microsystems Corp.	500	17,635
	StarTek, Inc.	610	5,960
*	STEC, Inc.	1,600	14,912
*	Stratasys, Inc.	400	9,996
*	Sun Microsystems, Inc.	13,275	275,855
*	Supertex, Inc.	600	20,370
*	SupportSoft, Inc.	1,200	5,208
* #	Sybase, Inc.	3,500	89,740
*	Sycamore Networks, Inc.	10,779	41,499
*	Sykes Enterprises, Inc.	300	5,538
*	Symantec Corp.	13,777	245,231
* #	Synaptics, Inc.	200	11,108
*	Synchronoss Technologies, Inc.	300	9,876
*	SYNNEX Corp.	2,200	45,452
*	Synopsys, Inc.	5,800	142,738
*	Synplicity, Inc.	400	2,276
	Syntel, Inc.	400	14,412
* #	Take-Two Interactive Software, Inc.	2,300	34,454
*	Tech Data Corp.	2,500	94,025
	Technitrol, Inc.	300	8,031
*	TechTeam Global, Inc.	296	3,759
*	Techwell, Inc.	400	4,884
*	Tekelec	2,500	30,750
*	TeleCommunication Systems, Inc.	500	1,700
*	Tellabs, Inc.	7,300	50,808

37

*	Telular Corp.	520	3,484
*	Teradyne, Inc.	6,100	66,429
* #	Terremark Worldwide, Inc.	1,200	6,732
*	Tessera Technologies, Inc.	1,000	38,620
	Texas Instruments, Inc.	3,000	94,710
*	The Knot, Inc.	1,200	15,840
	TheStreet.com, Inc.	300	3,690
*	THQ, Inc.	2,500	61,125
*	TIBCO Software, Inc.	7,400	57,942
#	Total System Services, Inc.	1,300	36,452
*	Trimble Navigation, Ltd.	500	18,535
*	Triquint Semiconductor, Inc.	500	2,965
*	TTM Technologies, Inc.	1,600	19,344
*	Tyler Technologies, Inc.	1,800	27,108
*	Ultimate Software Group, Inc.	500	16,335
*	Ultratech, Inc.	700	8,386
* #	Unisys Corp.	1,000	4,960
	United Online, Inc.	500	7,520
*	Universal Display Corp.	800	13,248
*	ValueClick, Inc.	2,000	47,280
*	Varian Semiconductor Equipment Associates, Inc.	800	33,208
*	Veeco Instruments, Inc.	1,200	20,136
* #	VeriFone Holdings, Inc.	1,100	52,833
* #	VeriSign, Inc.	2,300	94,070
*	Viasat, Inc.	500	16,675
*	Video Display Corp.	100	802
*	Virage Logic Corp.	400	3,348
*	Vishay Intertechnology, Inc.	1,200	14,988
*	Vocus, Inc.	300	9,420
*	Vyyo, Inc.	100	461
*	Websense, Inc.	1,600	26,144
*	Website Pros, Inc.	300	3,378
*	Westell Technologies, Inc.	1,000	1,520
*	Western Digital Corp.	3,400	93,942
*	Wind River Systems, Inc.	3,300	33,693
*	WPCS International, Inc.	500	5,095
*	Wright Express Corp.	400	15,180
*	Xerox Corp.	6,400	108,032
#	Xilinx, Inc.	7,500	164,250
*	X-Rite, Inc.	2,000	24,860
*	Yahoo!, Inc.	2,800	75,068
*	Zebra Technologies Corp. Class A	400	15,428
*	Zones, Inc.	400	3,856
*	Zoran Corp.	2,239	48,855
*	Zygo Corp.	400	4,516
Total Information Technology			17,373,328

Materials — (4.6%)
	A.M. Castle & Co.	600	15,060
	Air Products & Chemicals, Inc.	1,300	128,752
*	AK Steel Holding Corp.	600	26,742
	Albemarle Corp.	300	13,242
	Alcoa, Inc.	13,200	480,084
	Allegheny Technologies, Inc.	200	19,550
	AMCOL International Corp.	1,100	41,778

38

	American Vanguard Corp.	600	9,810
*	Amerigon, Inc.	200	3,656
	Aptargroup, Inc.	2,600	109,746
	Arch Chemicals, Inc.	1,100	45,265
	Ashland, Inc.	1,900	93,556
	Balchem Corp.	500	10,690
	Ball Corp.	200	9,250
* #	Basin Water, Inc.	400	2,804
	Bemis Co., Inc.	4,000	108,520
*	Brush Engineered Materials, Inc.	700	31,311
	Cabot Corp.	600	20,652
#	Calgon Carbon Corp.	800	11,648
	Carpenter Technology Corp.	800	60,360
	Celanese Corp. Class A	600	23,808
*	Century Aluminum Co.	1,200	68,808
	CF Industries Holdings, Inc.	200	18,196
	Chemtura Corp.	5,900	44,250
	Cleveland-Cliffs, Inc.	1,000	90,200
	Commercial Metals Co.	2,500	77,275
	Compass Minerals International, Inc.	600	22,032
*	Core Molding Technologies, Inc.	300	2,121
*	Crown Holdings, Inc.	1,700	43,622
	Cytec Industries, Inc.	2,200	134,948
	Deltic Timber Corp.	200	9,630
	Dow Chemical Co.	7,200	301,968
	duPont (E.I.) de Nemours & Co., Inc.	5,500	253,825
	Eagle Materials, Inc.	1,400	54,586
	Eastman Chemical Co.	1,000	64,210
	Ecolab, Inc.	1,600	76,640
	Ferro Corp.	1,300	27,547
* #	Flotek Industries, Inc.	200	7,372
	FMC Corp.	300	16,416
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,200	118,716
	General Maritime Corp.	1,300	34,710
	Gibraltar Industries, Inc.	300	4,194
	Glatfelter Co.	685	10,296
*	Graphic Packaging Corp.	9,300	38,130
	Greif, Inc. Class A	700	41,349
	H.B. Fuller Co.	1,400	35,406
*	Haynes International, Inc.	400	33,804
* #	Headwaters, Inc.	2,000	24,000
*	Hecla Mining Co.	1,500	17,595
	Hercules, Inc.	2,900	56,289
*	ICO, Inc.	1,000	10,850
	International Flavors & Fragrances, Inc.	1,600	80,224
	International Paper Co.	900	30,375
*	Ion Geophysical Corp.	300	4,629
	Kaiser Aluminum Corp.	700	49,798
	KMG Chemicals, Inc.	300	4,668
	Kronos Worldwide, Inc.	300	4,986
*	Landec Corp.	1,200	15,768
	Louisiana-Pacific Corp.	7,300	112,274
* #	LSB Industries, Inc.	200	4,536
	Lubrizol Corp.	1,600	102,624
	Martin Marietta Materials, Inc.	200	26,910

39

*	Material Sciences Corp.	228	1,886
	MeadWestavco Corp.	4,500	147,915
*	Metalico, Inc.	600	6,060
	Minerals Technologies, Inc.	900	60,210
	Monsanto Co.	1,300	129,181
	Nalco Holding Co.	4,400	105,424
	Neenah Paper, Inc.	400	12,072
	NewMarket Corp.	200	10,732
	NL Industries, Inc.	2,200	22,198
	NN, Inc.	300	2,661
*	Northwest Pipe Co.	155	5,157
	Nucor Corp.	1,500	88,815
	Olin Corp.	300	6,282
	Olympic Steel, Inc.	400	10,456
*	OM Group, Inc.	800	45,032
*	OMNOVA Solutions, Inc.	700	3,605
*	Owens-Illinois, Inc.	300	13,467
	Packaging Corp. of America	600	16,974
*	Pactiv Corp.	1,000	25,400
*	Patriot Coal Corp.	20	676
	Penford Corp.	400	9,680
*	Peoplesupport, Inc.	400	5,620
*	PolyOne Corp.	4,300	26,961
	PPG Industries, Inc.	200	13,728
	Praxair, Inc.	200	17,076
	Quaker Chemical Corp.	300	6,534
	Quanex Corp.	1,000	50,040
	Reliance Steel & Aluminum Co.	300	15,477
	Rock-Tenn Co. Class A	1,200	31,656
*	Rockwood Holdings, Inc.	2,900	97,672
	Rohm & Haas Co.	2,400	130,488
*	Rosetta Resources, Inc.	2,000	36,600
#	Royal Gold, Inc.	1,100	31,592
	RPM International, Inc.	2,500	47,625
*	RTI International Metals, Inc.	800	58,752
	Schnitzer Steel Industries, Inc. Class A	400	24,968
	Schweitzer-Maudoit International, Inc.	500	13,350
	Scotts Miracle-Gro Co. Class A	1,600	59,056
	Sealed Air Corp.	3,400	79,458
	Sensient Technologies Corp.	300	8,301
	Sigma-Aldrich Corp.	200	10,530
	Silgan Holdings, Inc.	1,100	58,993
*	Smurfit-Stone Container Corp.	7,700	84,777
*	Solitario Resources Corp.	500	2,625
	Southern Copper Corp.	800	88,520
	Steel Dynamics, Inc.	1,600	80,496
	Stepan Co.	200	6,108
*	Stillwater Mining Co.	2,100	20,370
*	Symyx Technologies, Inc.	600	4,596
	Temple-Inland, Inc.	1,300	59,761
*	Terra Industries, Inc.	1,300	49,114
	Texas Industries, Inc.	400	27,752
*	The Mosaic Co.	1,500	103,725
*	Titanium Metals Corp.	500	14,835
*	U.S. Gold Corp.	3,300	11,319

40

*	United States Lime & Minerals, Inc.	200	6,152
	United States Steel Corp.	2,100	205,170
*	Universal Stainless & Alloy Products, Inc.	300	9,252
	Valhi, Inc.	1,900	34,808
	Valspar Corp.	4,000	90,160
	Vulcan Materials Co.	200	17,760
*	W.R. Grace & Co.	1,400	37,814
	Wausau Paper Corp.	200	1,886
	Westlake Chemical Corp.	1,000	19,770
	Weyerhaeuser Co.	2,000	146,360
	Worthington Industries, Inc.	3,200	67,808
*	Zoltek Companies, Inc.	300	12,786
Total Materials			6,194,145

Telecommunication Services — (2.5%)
	Alaska Communications Systems Group, Inc.	200	3,000
*	American Tower Corp.	2,400	109,296
*	Arbinet-thexchange, Inc.	800	4,760
	AT&T, Inc.	21,200	810,052
*	Cbeyond, Inc.	400	16,548
*	Centennial Communications Corp.	3,300	29,370
	CenturyTel, Inc.	3,300	140,679
*	Cincinnati Bell, Inc.	7,700	36,652
	Citizens Communications Co.	800	10,384
*	Clear Channel Outdoor Holdings, Inc.	200	5,452
* #	Cogent Communications Group, Inc.	1,100	22,858
	Consolidated Communications Holdings, Inc.	900	14,472
*	Crown Castle International Corp.	3,000	125,850
	Embarq Corp.	455	23,182
	FairPoint Communications, Inc.	1,300	19,396
*	FiberTower Corp.	155	353
*	General Communications, Inc. Class A	800	7,088
	IDT Corp. Class B	2,700	21,897
	Iowa Telecommunications Services, Inc.	800	13,632
*	LCC International, Inc. Class A	600	1,470
*	NeuStar, Inc.	500	15,885
*	Nextwave Wireless, Inc.	700	4,207
*	NII Holdings, Inc.	400	22,064
*	PAETEC Holding Corp.	2,300	24,610
*	Premiere Global Services, Inc.	2,100	28,938
*	Qwest Communications International, Inc.	2,100	13,923
*	Regal Entertainment Group	800	15,832
*	SBA Communications Corp.	800	29,952
	Shenandoah Telecommunications Co.	400	9,868
	Sprint Nextel Corp.	39,900	619,248
*	Syniverse Holdings, Inc.	3,200	49,984
	Telephone & Data Systems, Inc.	2,100	130,725
	Telephone & Data Systems, Inc. Special Shares	400	22,620
*	Terrestar Corp.	3,200	23,200
*	Time Warner Telecom, Inc.	1,500	33,645
*	United States Cellular Corp.	800	65,600
*	USA Mobility, Inc.	200	2,638
	Verizon Communications, Inc.	19,500	842,595
	Windstream Corp.	3,100	40,145
Total Telecommunication Services			3,412,070

41

Utilities — (2.0%)
*	AES Corp.	500	10,925
	AGL Resources, Inc.	1,200	44,496
	Allegheny Energy, Inc.	200	12,150
	ALLETE, Inc.	800	32,768
	Ameren Corp.	500	26,925
	American Electric Power Co., Inc.	500	23,835
	American States Water Co.	400	16,660
#	Aqua America, Inc.	2,200	48,708
#	Atmos Energy Corp.	1,400	36,666
	Avista Corp.	800	17,104
	Black Hills Corp.	1,000	41,660
	California Water Service Group	300	11,721
	CenterPoint Energy, Inc.	700	12,495
	Central Vermont Public Service Corp.	200	5,532
	CH Energy Group, Inc.	300	13,296
	Chesapeake Utilities Corp.	300	10,125
	Cleco Corp.	600	16,764
#	CMS Energy Corp.	1,400	24,402
	Connecticut Water Services, Inc.	100	2,431
	Consolidated Edison, Inc.	1,300	62,985
	Constellation Energy Group	200	20,042
	Dominion Resources, Inc.	400	18,892
	DPL, Inc.	300	9,084
	DTE Energy Co.	200	9,810
	Duke Energy Corp.	200	3,958
*	Dynegy, Inc.	4,900	37,289
	Edison International	1,100	61,578
*	El Paso Electric Co.	700	17,997
	Empire District Electric Co.	300	6,912
	Energen Corp.	200	12,748
	Entergy Corp.	1,000	119,540
	Equitable Resources, Inc.	800	42,288
	Exelon Corp.	400	32,428
	Florida Public Utilities Co.	100	1,179
	FPL Group, Inc.	500	34,880
	Great Plains Energy, Inc.	500	14,840
	Hawaiian Electric Industries, Inc.	900	20,835
	IDACORP, Inc.	500	17,580
	Integrys Energy Group, Inc.	500	25,505
	ITC Holdings Corp.	1,200	61,248
	Laclede Group, Inc.	300	10,323
	MDU Resources Group, Inc.	1,200	32,748
	MGE Energy, Inc.	200	7,014
	Middlesex Water Co.	186	3,506
* #	Mirant Corp.	2,100	81,039
	National Fuel Gas Co.	800	38,120
	New Jersey Resources Corp.	400	20,180
	Nicor, Inc.	1,100	46,354
	NiSource, Inc.	1,700	31,467
	Northwest Natural Gas Co.	200	9,594
* #	NRG Energy, Inc.	2,700	114,453
	NSTAR	1,100	38,500
	OGE Energy Corp.	900	32,040

42

Oneok, Inc.	600	27,900
Ormat Technologies, Inc.	1,200	60,600
Otter Tail Corp.	900	30,159
Pepco Holdings, Inc.	200	5,620
PG&E Corp.	1,200	55,524
# Piedmont Natural Gas Co.	1,200	31,248
Pinnacle West Capital Corp.	400	17,144
PNM Resources, Inc.	2,300	51,014
Portland General Electric Co.	1,000	26,770
PPL Corp.	1,300	66,248
Progress Energy, Inc.	1,200	58,584
Public Service Enterprise Group, Inc.	800	76,592
Puget Energy, Inc.	700	19,649
Questar Corp.	600	32,070
* Reliant Energy, Inc.	6,800	177,072
Sempra Energy	400	25,048
Sierra Pacific Resources	1,400	24,080
SJW Corp.	700	23,422
South Jersey Industries, Inc.	400	14,760
Southern Co.	900	33,858
Southern Union Co.	3,000	89,550
Southwest Water Co.	1,100	13,178
TECO Energy, Inc.	800	13,856
UGI Corp.	1,700	44,948
UIL Holdings Corp.	200	7,164
Unisource Energy Corp.	200	6,186
Vectren Corp.	500	14,680
Westar Energy, Inc.	900	23,319
WGL Holdings, Inc.	800	26,432
Wisconsin Energy Corp.	200	9,568
Xcel Energy, Inc.	2,000	46,220
York Water Co.	200	3,164
Total Utilities		2,661,246

TOTAL COMMON STOCKS		111,003,716

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (14.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $19,020,000 FNMA 6.50%, 08/01/37, valued at $19,255,639) to be repurchased at $18,978,019	$18,971	18,971,000

SECURITIES LENDING COLLATERAL — (3.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $17,889,543 FNMA 6.836%, 09/01/32, valued at $4,146,284) to be repurchased at $4,027,584	4,026	4,025,518

TOTAL INVESTMENTS - (100.0%) (Cost $135,432,628)		$134,000,234

See accompanying Notes to Financial Statements.

43

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (80.2%)
Real Estate Investment Trusts — (80.2%)
	Acadia Realty Trust	323,300	$8,531,887
	Agree Realty Corp.	77,900	2,340,895
* #	Alexander’s, Inc.	50,700	19,755,255
	Alexandria Real Estate Equities, Inc.	316,400	31,079,972
#	AMB Property Corp.	1,009,109	61,717,106
	American Campus Communites, Inc.	236,550	6,117,183
	American Financial Realty Trust	1,309,272	10,565,825
	American Land Lease, Inc.	80,000	1,811,200
•	AmeriVest Properties, Inc.	188,600	75,440
#	Apartment Investment & Management Co. Class A	976,700	38,843,359
#	Ashford Hospitality Trust	1,237,801	9,580,580
	Associated Estates Realty Corp.	174,600	2,177,262
#	AvalonBay Communities, Inc.	804,794	80,028,715
#	BioMed Realty Trust, Inc.	659,760	14,897,381
#	Boston Properties, Inc.	1,202,300	118,330,366
#	Brandywine Realty Trust	877,153	17,981,637
#	BRE Properties, Inc. Class A	509,800	22,711,590
#	Camden Property Trust	564,700	29,708,867
#	CBL & Associates Properties, Inc.	663,100	19,150,328
	Cedar Shopping Centers, Inc.	446,769	5,227,197
#	Colonial Properties Trust	474,256	11,614,529
#	Commercial Net Lease Realty	677,575	16,593,812
#	Corporate Office Properties Trust	476,400	17,207,568
#	Cousins Properties, Inc.	523,700	12,448,349
*	DCT Industrial Trust, Inc.	285,000	2,875,650
#	Developers Diversified Realty Corp.	1,254,365	55,706,350
	DiamondRock Hospitality Co.	956,314	16,563,358
#	Digital Realty Trust, Inc.	613,190	23,399,330
#	Douglas Emmett, Inc.	1,104,720	26,524,327
#	Duke Realty Corp.	1,453,800	38,220,402
	EastGroup Properties, Inc.	238,300	10,992,779
	Education Realty Trust, Inc.	285,753	3,426,178
	Entertainment Properties Trust	267,300	14,244,417
	Equity Lifestyle Properties, Inc.	244,100	11,323,799
#	Equity One, Inc.	744,076	17,612,279
#	Equity Residential	2,790,350	103,828,924
	Essex Property Trust, Inc.	252,200	26,163,228
	Extra Space Storage, Inc.	653,993	9,325,940
#	Federal Realty Investment Trust	569,600	47,385,024
	FelCor Lodging Trust, Inc.	630,500	11,040,055
	Feldman Mall Properties, Inc.	130,664	365,859
#	First Industrial Realty Trust, Inc.	458,800	16,755,376
#	First Potomac Realty Trust	243,100	4,584,866
#	General Growth Properties, Inc.	2,480,400	115,189,776

1

#	Glimcher Realty Trust	380,300	7,381,623
	GMH Communities Trust	420,400	2,455,136
*	Golf Trust of America, Inc.	67,000	146,060
	Hersha Hospitality Trust	413,992	4,214,439
#	Highwood Properties, Inc.	399,800	12,685,654
*	HMG Courtland Properties, Inc.	2,600	28,600
#	Home Properties, Inc.	338,990	15,318,958
	Hospitality Properties Trust	948,050	34,641,747
#	Host Marriott Corp.	5,271,274	101,155,748
#	HRPT Properties Trust	2,140,700	17,724,996
#	Inland Real Estate Corp.	656,200	9,593,644
	Kilroy Realty Corp.	327,900	18,326,331
#	Kimco Realty Corp.	2,547,456	100,599,037
	Kite Realty Group Trust	289,900	4,536,935
	Lasalle Hotel Properties	404,900	15,062,280
#	Lexington Realty Trust	646,700	11,440,123
	Liberty Property Trust	921,500	28,852,165
#	Mack-Cali Realty Corp.	686,100	24,486,909
#	Maguire Properties, Inc.	475,300	12,015,584
* •	Malan Realty Investors, Inc.	19,100	—
#	Maxus Realty Trust, Inc.	6,885	70,916
	MHI Hospitality Corp.	33,100	285,984
	Mid-America Apartment Communities, Inc.	255,800	12,352,582
#	Mission West Properties, Inc.	196,900	2,016,256
	Monmouth Real Estate Investment Corp. Class A	199,519	1,560,239
	One Liberty Properties, Inc.	101,300	2,036,130
#	Parkway Properties, Inc.	159,500	6,311,415
#	Pennsylvania REIT	391,181	13,507,480
#	Post Properties, Inc.	441,200	16,019,972
#	ProLogis	2,595,389	169,790,348
	PS Business Parks, Inc.	214,000	11,545,300
#	Public Storage	1,720,534	133,066,100
	Ramco-Gershenson Properties Trust	185,200	4,685,560
#	Realty Income Corp.	1,017,200	28,990,200
#	Regency Centers Corp.	702,000	46,640,880
*	Roberts Realty Investors, Inc.	26,400	178,464
#	Saul Centers, Inc.	177,700	10,144,893
#	Senior Housing Properties Trust	838,600	18,524,674
#	Simon Property Group, Inc.	2,250,569	221,568,518
#	SL Green Realty Corp.	601,087	62,452,939
#	Sovran Self Storage, Inc.	216,300	9,454,473
#	Strategic Hotel Capital, Inc.	749,500	13,723,345
#	Sun Communities, Inc.	182,800	4,474,944
	Sunstone Hotel Investors, Inc.	604,200	14,017,440
	Supertel Hospitality, Inc.	204,638	1,248,292
#	Tanger Factory Outlet Centers, Inc.	313,800	13,214,118
	Taubman Centers, Inc.	533,000	28,531,490
#	The Macerich Co.	725,900	56,366,135
#	UDR, Inc.	1,357,500	29,905,725
	UMH Properties, Inc.	106,100	1,193,625
#	Urstadt Biddle Properties, Inc.	77,700	1,362,081
	Urstadt Biddle Properties, Inc. Class A	188,900	3,188,632
	U-Store-It Trust	578,300	5,811,915
#	Vornado Realty Trust	1,531,513	137,836,170
#	Washington REIT	467,800	14,988,312

2

#	Weingarten Realty Investors	871,000	$31,051,150
#	Winthrop Realty Trust	663,987	3,545,691

TOTAL COMMON STOCKS			2,666,352,577

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $12,530,000 FHLMC 6.275%(r), 09/01/36, valued at $10,911,658) to be repurchased at $10,751,977	$10,748	10,748,000

SECURITIES LENDING COLLATERAL — (19.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $649,035,395 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/36 to 11/01/37, valued at $642,018,699) to be repurchased at $623,559,690	623,319	623,319,125
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $14,102,948 FHLMC 5.000%, 08/01/35 & 5.500%, 06/01/35 , valued at $10,906,132) to be repurchased at $10,548,268	10,544	10,544,226
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $19,465,000 FNMA 6.488%, 05/01/36, valued at $13,991,043) to be repurchased at $13,587,099	13,582	13,581,859

TOTAL SECURITIES LENDING COLLATERAL		647,445,210

TOTAL INVESTMENTS - (100.0%) (Cost $2,904,647,899)		$3,324,545,787

See accompanying Notes to Financial Statements.

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
#	ABC Learning Centres, Ltd.	47,715	$222,445
	AGL Energy, Ltd.	51,726	587,234
	Alumina, Ltd.	139,764	800,228
	Amcor, Ltd.	103,123	624,776
	Amcor, Ltd. Sponsored ADR	1,068	25,880
	AMP, Ltd.	243,901	2,191,701
	Ansell, Ltd.	12,403	126,810
	APN News & Media, Ltd.	49,644	219,664
#	Aristocrat Leisure, Ltd.	50,763	493,997
*	Asciano Group	65,734	433,177
	ASX, Ltd.	19,030	954,214
* #	Austar United Communications, Ltd.	284,547	393,333
#	Australand Property Group	79,544	168,723
	Australia & New Zealand Banking Group, Ltd.	239,001	5,970,543
	AXA Asia Pacific Holdings, Ltd.	244,297	1,734,820
#	Babcock & Brown Infrastructure Group	188,906	268,780
#	Babcock & Brown, Ltd.	28,265	653,605
#	Bank of Queensland, Ltd.	10,033	161,781
#	Bendigo Bank, Ltd.	11,027	169,024
	BHP Billiton, Ltd.	360,962	13,759,857
	BHP Billiton, Ltd. Sponsored ADR	35,400	2,684,382
#	Billabong International, Ltd.	17,806	236,252
	BlueScope Steel, Ltd.	85,789	750,541
	Boral, Ltd.	71,545	407,242
	Brambles, Ltd.	177,043	1,942,058
	Caltex Australia, Ltd.	29,754	582,531
	Challenger Financial Services Group, Ltd.	39,625	195,194
	Coates Hire, Ltd.	53,951	312,473
	Coca-Cola Amatil, Ltd.	59,675	528,215
	Cochlear, Ltd.	5,059	338,249
	Commonwealth Bank of Australia	170,770	9,039,594
	Computershare, Ltd.	51,406	462,692
#	ConnectEast Group	122,241	182,447
	CSL, Ltd.	66,225	2,045,044
	CSR, Ltd.	91,001	245,095
#	David Jones, Ltd.	37,801	167,626
	Downer EDI, Ltd.	25,944	113,169
	Dyno Nobel, Ltd.	79,300	172,890
	Fairfax Media, Ltd.	121,739	510,762
* #	Fortescue Metals Group, Ltd.	50,976	2,599,878
	Foster’s Group, Ltd.	249,807	1,393,443
	Goodman Fielder, Ltd.	110,302	191,098
#	Harvey Norman Holdings, Ltd.	128,448	814,850
#	Incitec Pivot, Ltd.	6,960	560,570
	Insurance Australia Group, Ltd.	231,820	916,622

1

#	James Hardie Industries NL	43,241	242,506
	Jubilee Mines NL	9,271	189,499
#	Leighton Holdings, Ltd.	30,749	1,664,838
	Lend Lease Corp., Ltd.	41,599	709,578
*	Lihir Gold, Ltd.	237,027	805,059
	Lion Nathan, Ltd.	63,050	515,592
	Macquarie Airports	73,804	283,827
#	Macquarie Communications Infrastructure Group	64,065	303,824
* #	Macquarie Group, Ltd.	33,632	2,385,080
	Macquarie Infrastructure Group	97,736	278,645
	Metcash, Ltd.	117,002	453,114
	Minara Resources, Ltd.	28,511	158,876
	Mirvac, Ltd.	115,373	589,450
	National Australia Bank, Ltd.	213,005	7,227,042
	Newcrest Mining, Ltd.	63,679	1,895,049
#	Nufarm, Ltd.	14,411	214,256
	Oil Search, Ltd.	98,725	406,639
	Onesteel, Ltd.	87,931	517,585
	Orica, Ltd.	37,288	930,408
	Origin Energy, Ltd.	101,263	781,457
#	Oxiana, Ltd.	152,487	534,344
* #	Paladin Energy, Ltd.	101,022	611,649
#	Perpetual Trustees Australia, Ltd.	3,869	233,342
	Publishing and Broadcasting, Ltd.	75,939	1,398,379
	Qantas Airways, Ltd.	125,048	647,911
	QBE Insurance Group, Ltd.	110,750	3,186,729
#	Ramsay Health Care, Ltd.	15,119	146,958
	Reece Australia, Ltd.	7,063	174,873
#	Rio Tinto, Ltd.	54,585	7,037,738
	Santos, Ltd.	75,968	963,296
	Seek, Ltd.	13,400	93,974
	Seven Network, Ltd.	19,868	237,652
#	Sims Group, Ltd.	11,649	282,290
	Sonic Healthcare, Ltd.	40,263	597,222
#	St. George Bank, Ltd.	70,796	2,266,026
	Suncorp-Metway, Ltd.	125,276	2,075,996
	Symbion Health, Ltd.	60,921	218,518
	TABCORP Holdings, Ltd.	66,728	901,681
	Tattersall’s, Ltd.	116,126	412,146
	Telstra Corp., Ltd. (6087289)	905,099	3,739,205
	Telstra Corp., Ltd. (B1FW0K7)	438,367	1,221,583
	Toll Holdings, Ltd.	66,507	809,290
#	Transfield Services, Ltd.	16,966	231,539
	Transurban Group	121,525	774,024
	United Group, Ltd.	33,371	640,819
#	Virgin Blue Holdings, Ltd.	90,396	177,241
	Washington H. Soul Pattinson & Co., Ltd.	18,899	154,182
#	Wesfarmers, Ltd.	73,327	2,824,163
*	Wesfarmers, Ltd.	19,314	740,452
	West Australian Newspapers Holdings, Ltd.	26,425	286,862
	Westpac Banking Corp.	207,760	5,225,687
	Westpac Banking Corp. Sponsored ADR	6,900	872,850
	Woodside Petroleum, Ltd.	72,630	3,124,638
	Woolworths, Ltd.	160,280	4,804,516
	WorleyParsons, Ltd.	16,683	744,281

2

	Zinifex, Ltd.	53,600	685,137

TOTAL — AUSTRALIA			126,983,026

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
	Erste Bank der Oesterreichischen Sparkassen AG	27,631	2,007,581
#	EVN AG	2,702	334,226
	Immofinanz Immobilien Anlagen AG	8,273	86,724
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	546,591
	OMV AG	19,773	1,403,485
	Raiffeisen International Bank-Holding AG	4,336	705,239
	Telekom Austria AG	35,563	1,038,168
#	Telekom Austria AG ADR	2,400	140,913
#	Uniqa Versicherungen AG	7,460	236,429
	Voestalpine AG	13,826	1,010,200
	Wiener Staedtische Versicherung AG	3,561	265,583
	Wienerberger AG	8,679	490,454

TOTAL — AUSTRIA			8,265,593

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & Van Haaren	5,007	511,120
	Colruyt SA	1,700	375,514
*	Cumerio NV SA- Strip	55	1
	Delhaize Group	4,997	435,982
	Delhaize Group Sponsored ADR	3,900	340,158
	Dexia SA	75,790	2,064,606
	Distrigaz	29	224,103
	Fortis	144,202	3,850,891
	InBev NV	29,842	2,614,580
	KBC Groep NV	31,328	4,361,132
	Mobistar SA	3,728	328,822
	Solvay SA	6,809	1,009,571
*	Suez SA Strip VVPR	11,992	176
	UCB SA (5596991)	13,359	635,131
	UCB SA (5675588)	2,437	115,582
	Umicore	2,792	651,399
*	Umicore Strip VVPR	55	6

TOTAL — BELGIUM			17,518,774

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
	Addax Petroleum Corp.	11,700	503,125
#	AGF Management, Ltd. Class B	9,052	288,502
	Agnico Eagle Mines, Ltd.	14,600	704,193
	Agrium, Inc.	21,900	1,265,883
	Alimentation Couche-Taro, Inc. Class B	14,900	270,001
	Astral Media, Inc. Class A	6,100	266,888
#	Bank of Montreal	97,096	6,127,064
#	Bank of Nova Scotia	125,727	6,655,063
#	Barrick Gold Corp.	110,300	4,479,507
#	BCE, Inc.	35,250	1,382,574

3

#	Biovail Corp.	15,600	238,692
*	Bombardier, Inc. Class B	180,500	1,092,080
#	Brookfield Asset Management, Inc. Series A	59,774	2,160,340
#	Brookfield Properties Corp.	20,137	436,995
	CAE, Inc.	40,091	473,097
	Cameco Corp.	40,200	1,666,775
	Canada Bread Co., Ltd.	200	13,401
#	Canadian Imperial Bank of Commerce	43,600	3,882,338
#	Canadian National Railway Co.	67,200	3,286,916
	Canadian National Resources, Ltd.	69,200	4,515,526
	Canadian Pacific Railway, Ltd.	17,400	1,160,638
#	Canadian Tire Corp. Class A	12,200	870,392
#	Canadian Utilities, Ltd. Class A	11,200	565,740
*	CGI Group, Inc.	45,000	508,075
*	Cognos, Inc.	10,300	590,117
*	Denison Mines Corp.	17,500	161,008
*	Domtar Corp.	42,900	325,198
*	Eldorado Gold Corp.	37,800	220,385
#	Emera, Inc.	4,200	90,179
	Empire Co., Ltd. Class A	2,600	117,006
#	Enbridge, Inc.	39,962	1,485,861
	EnCana Corp.	105,300	6,856,426
#	Ensign Energy Services, Inc.	13,500	196,975
	Fairfax Financial Holdings, Inc.	2,100	599,580
#	Finning International, Inc.	22,200	610,087
	First Quantum Minerals, Ltd.	8,400	798,040
#	Fortis, Inc.	19,800	535,617
	George Weston, Ltd.	6,700	367,111
	Gerdau Ameristeel Corp.	14,100	177,528
*	Gildan Activewear, Inc.	12,600	481,092
	Goldcorp, Inc.	91,620	2,977,799
#	Great West Lifeco, Inc.	33,700	1,201,802
#	Harry Winston Diamond Corp.	6,200	235,302
*	HudBay Minerals, Inc.	17,100	367,668
#	Husky Energy, Inc.	31,800	1,263,477
	IAMGOLD Corp.	36,600	315,142
#	IGM Financial, Inc.	12,900	657,933
#	Imperial Oil, Ltd.	41,727	2,038,883
#	Industrial Alliance Insurance & Financial Services, Inc.	11,000	471,374
#	ING Canada, Inc.	13,600	571,909
	Inmet Mining Corp.	5,400	500,497
*	Ivanhoe Mines, Ltd.	12,400	140,251
	Jean Coutu Group PJC, Inc. Class A	16,500	194,050
*	Kinross Gold Corp.	65,112	1,128,447
	Loblaw Companies, Ltd.	13,600	455,351
* #	Lundin Mining Corp.	47,600	465,075
	Magna International, Inc. Class A	13,080	1,103,092
#	Manitoba Telecom Services, Inc.	2,400	107,069
#	Manulife Financial Corp.	197,890	8,284,090
	MDS, Inc.	15,179	307,390
#	Methanex Corp.	11,600	344,537
	Metro, Inc. Class A	12,400	358,750
*	MGM Energy Corp.	316	648
#	National Bank of Canada	19,300	1,045,919
	Nexen, Inc.	60,202	1,708,016

4

	Niko Resources, Ltd.	4,200	391,754
#	Norbord, Inc.	2,400	17,881
* #	Nortel Networks Corp.	65,860	1,111,114
#	Nova Chemicals Corp.	6,300	203,815
*	Oilexco, Inc.	20,800	311,392
	Onex Corp.	11,800	428,833
*	OPTI Canada, Inc.	18,400	327,536
*	Pan Amer Silver Corp.	6,300	200,602
	Petro-Canada	61,000	2,946,447
	Potash Corp. of Saskatchewan, Inc.	39,900	4,780,259
#	Power Corp. of Canada, Ltd.	40,600	1,648,848
#	Power Financial Corp.	28,400	1,183,487
	Quebecor, Inc. Class B	4,500	174,429
*	Research In Motion, Ltd.	63,700	7,262,163
	Ritchie Brothers Auctioneers, Inc.	3,000	222,191
	Rogers Communications, Inc. Class B	59,800	2,494,981
*	RONA, Inc.	12,100	211,640
#	Rothmans, Inc.	1,200	30,002
#	Royal Bank of Canada	224,972	11,951,110
	Saputo, Inc.	8,400	490,921
	Shaw Communications, Inc. Class B	43,200	1,069,253
	ShawCor, Ltd.	6,000	204,070
	Sherritt International Corp.	22,600	316,190
	Shoppers Drug Mart Corp.	23,400	1,289,638
* #	Silver Wheaton Corp.	19,000	285,394
*	Sino-Forest Corp.	14,900	322,750
	SNC-Lavalin Group, Inc.	19,100	910,734
#	Sun Life Financial, Inc.	73,300	3,894,624
	Suncor Energy, Inc.	59,322	5,689,858
#	Talisman Energy, Inc.	136,000	2,422,281
#	Teck Cominco Class B	56,934	2,179,542
	Telus Corp.	7,317	342,599
#	The Thomson Corp.	31,000	1,204,410
	Tim Hortons, Inc.	14,900	572,487
#	Toronto Dominion Bank	93,315	6,947,649
#	Transalta Corp.	23,300	735,618
#	TransCanada Corp.	72,041	2,867,375
	Trican Well Service, Ltd.	12,100	205,589
	TSX Group, Inc.	8,000	430,662
*	Uranium One, Inc.	49,600	447,414
*	UTS Energy Corp.	41,100	219,485
	West Fraser Timber Co., Ltd.	3,000	89,854
*	Westernzagros Resources, Ltd.	17,200	38,358
	Yamana Gold, Inc.	49,244	632,817
TOTAL COMMON STOCKS			152,378,542

RIGHTS/WARRANTS — (0.0%)
*	Westernzagros Resources, Ltd. Rights 01/18/08	1,720	482

TOTAL — CANADA			152,379,024

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	325	3,859,144

5

*	Alm. Brand A.S.	2,100	124,692
#	Bang & Olufsen Holding A.S. Series B	1,150	113,397
	Carlsberg A.S. Series B	4,075	517,683
	Coloplast A.S.	3,540	329,792
	D/S Norden A.S.	3,600	389,561
#	Dampskibsselsk Torm A.S.	3,400	129,800
	Danisco A.S.	6,350	467,564
	Danske Bank A.S.	53,356	2,132,976
	De Sammenslut Vogmaend	27,800	646,446
	East Asiatic Co., Ltd. A.S.	2,525	173,040
	FLSmidth & Co. A.S.	6,800	685,679
*	Genmab A.S.	4,000	239,019
* #	GN Great Nordic A.S.	21,220	163,824
	H. Lundbeck A.S.	17,802	510,220
*	Jyske Bank A.S.	7,260	574,625
	NKT Holding A.S.	3,875	370,482
	Novo-Nordisk A.S. Series B	24,250	3,080,405
	Novo-Nordisk A.S. Sponsored ADR	8,600	1,095,984
	Novozymes A.S. Series B	5,580	607,128
#	Rockwool International A.S.	1,000	254,249
	Sydbank A.S.	5,940	249,003
* #	Topdanmark A.S.	2,400	357,563
*	Trygvesta A.S.	3,500	272,759
*	Vestas Wind Systems A.S.	25,466	2,405,036
* #	William Demant Holding A.S.	3,260	292,864

TOTAL — DENMARK			20,042,935

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Cargotec Oyj Series B	3,100	163,425
	Elisa Oyj	17,663	551,426
	Fortum Oyj	113,088	4,863,199
	Kesko Oyj	9,200	539,195
	Kone Oyj Series B	10,280	773,689
	Metso Corp. Sponsored ADR	2,600	141,550
	Metso Oyj	13,371	725,787
	Neste Oil Oyj	28,272	995,197
	Nokia Oyj	422,721	16,664,313
	Nokia Oyj Sponsored ADR	113,700	4,471,821
	Nokian Renkaat Oyj	10,940	415,632
	OKO Bank P.L.C. Class A	8,700	171,843
	Oriola-KD Oyj Class A	4,200	18,200
	Oriola-KD Oyj Class B	6,900	29,780
	Orion Oyj Series A	4,200	99,886
	Orion Oyj Series B	13,500	319,377
	Outokumpu Oyj Series A	19,700	632,935
	Rautaruukki Oyj Series K	12,083	567,409
	Sampo Oyj	62,316	1,826,908
	SanomaWSOY Oyj	15,794	450,501
	Stockmann Oyj Abp Series A	1,020	46,930
	Stora Enso Oyj Series R	67,900	1,122,327
	Stora Enso Oyj Sponsored ADR	12,000	198,240
	TietoEnator Oyj	7,060	151,388
	UPM-Kymmene Oyj	45,800	967,049

6

	UPM-Kymmene Oyj Sponsored ADR	13,000	275,210
	Wartsila Corp. Oyj Series B	6,750	516,210
	YIT Oyj	11,100	259,956

TOTAL — FINLAND			37,959,383

FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
	Accor SA	25,501	2,154,255
	Air France-KLM	24,260	866,577
	Air Liquide SA (B1YW1V6)	25,288	3,668,064
	Air Liquide SA (B1YXBJ7)	30,646	4,443,894
	Alcatel-Lucent SA	160,804	1,302,355
	Alcatel-Lucent SA Sponsored ADR	28,100	227,610
	Alstom SA	12,632	2,825,965
*	Atos Origin SA	7,666	434,413
#	AXA SA	169,056	6,889,394
	AXA SA Sponsored ADR	49,200	2,009,820
	bioMerieux	1,600	174,581
	BNP Paribas SA	115,370	13,004,270
#	Bourbon SA	5,588	372,431
	Bouygues SA	27,845	2,492,514
*	Business Objects SA	6,803	414,476
*	Business Objects SA Sponsored ADR	7,000	425,460
	Capgemini SA	16,015	930,831
	Carrefour SA	78,700	6,080,515
	Casino Guichard Perrachon SA	10,202	1,120,392
#	Christian Dior SA	17,202	2,250,269
	Cie Generale D’Optique Essilor Intenational SA	23,732	1,487,888
	Ciments Francais SA	1,006	168,107
#	Clarins SA	1,524	133,692
	CNP Assurances	5,627	699,848
	Compagnie de Saint-Gobain	45,556	4,462,083
*	Compagnie Generale de Geophysique-Veritas SA	4,305	1,291,164
	Compagnie Generale des Establissements Michelin Series B	17,134	2,027,476
	Credit Agricole SA	80,959	2,846,440
	Dassault Systemes SA	9,666	565,960
	Eiffage SA	6,330	703,027
* #	Eramet SA	1,571	722,169
	Esso Ste Anonyme Francaise	286	79,470
	Euler Hermes SA	3,632	456,717
#	European Aeronautic Defence & Space Co.	39,573	1,264,098
	Eutelsat Communications	7,300	194,373
	Fimalac SA	3,197	225,996
	France Telecom SA	231,887	8,787,804
	France Telecom SA Sponsored ADR	22,300	846,285
	Groupe Danone	52,806	4,647,982
	Groupe Danone Sponsored ADR	13,800	244,129
	Hermes International SA	12,027	1,553,804
#	Iliad SA	4,500	467,556
	Imerys SA	5,342	451,831
*	Ipsen SA	3,800	215,691
	JC Decaux SA	18,441	713,222
	Lafarge SA	17,353	2,749,948
	Lafarge SA Prime Fidelity	8,912	1,416,559

7

	Lafarge SA Sponsered ADR	1,800	71,912
	Lagardere SCA	18,298	1,467,061
*	Legrand SA	16,373	572,643
	L’Oreal SA	64,016	8,898,448
#	LVMH (Louis Vuitton Moet Hennessy)	43,990	5,324,790
	M6 Metropole Television	10,023	271,842
	Natixis	34,900	697,940
	Neopost SA	3,543	378,207
	Nexans SA	2,987	398,672
	PagesJaunes SA	14,300	314,217
	Pernod-Ricard SA	11,041	2,441,231
	Peugeot SA	18,302	1,418,778
	PPR SA	9,979	1,677,969
	Publicis Groupe	14,334	520,578
	Publicis Groupe ADR	1,700	62,009
	Remy Cointreau SA	2,266	164,894
	Renault SA	25,558	3,707,226
*	Rhodia SA	10,410	365,043
	Safran SA	16,219	315,200
	Sanofi - Aventis	111,839	10,665,800
	Sanofi - Aventis ADR	44,800	2,126,208
	Schneider Electric SA	27,231	3,779,814
*	SCOR SE (4797364)	8	24
	SCOR SE (B1LB9P6)	19,458	504,683
	SEB SA	990	177,467
	Societe BIC SA	3,600	268,737
	Societe Generale Paris	50,145	7,724,073
	Societe Television Francaise 1	17,323	477,597
	Sodexho Alliance SA	11,496	724,148
	STMicroelectronics NV	24,397	372,341
	Suez SA	98,301	6,540,942
	Technip SA	8,071	658,039
	Technip SA ADR	3,600	294,491
	Thales SA	16,134	963,226
*	Thomson	20,078	311,613
#	Thomson Sponsored ADR	9,100	140,140
	Total SA	235,328	19,030,731
	Total SA Sponsored ADR	48,600	3,932,712
	Valeo SA	8,146	409,411
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	5,332	1,504,344
#	Veolia Environnement SA	39,354	3,640,107
	Veolia Environnement SA ADR	6,500	603,200
	Vinci SA	56,214	4,464,666
	Vivendi SA	154,815	7,099,342
	Wendel	5,698	892,142
	Zodiac SA	4,549	298,413

TOTAL — FRANCE			198,184,476

GERMANY — (7.8%)
COMMON STOCKS — (7.8%)
	Adidas-Salomon AG	25,189	1,667,809
	Allianz SE	46,204	9,547,352
	Allianz SE Sponsored ADR	161,786	3,329,556

8

	Altana AG	14,018	349,619
	AMB Generali Holding AG	5,721	865,464
* #	Arcandor AG	10,229	310,512
	BASF AG	65,207	9,064,669
	BASF AG Sponsored ADR	4,100	571,426
	Bayer AG	67,562	5,584,707
	Bayer AG Sponsored ADR	34,500	2,857,149
	Bayerische Motoren Werke AG	59,234	3,609,874
	Beiersdorf AG	34,704	2,792,742
	Bilfinger Berger AG	2,814	228,971
	Celesio AG	19,324	1,114,748
	Commerzbank AG	79,914	3,149,813
	Continental AG	16,761	2,185,810
	Daimler AG	117,627	11,973,372
	Daimler AG Sponsored ADR	23,000	2,338,410
#	Deutsche Bank AG	50,797	6,687,318
	Deutsche Bank AG ADR	73,002	9,618,013
	Deutsche Boerse AG	25,171	4,688,022
	Deutsche Lufthansa AG	43,579	1,178,023
	Deutsche Post AG	142,508	4,839,679
	Deutsche Postbank AG	10,200	891,656
	Deutsche Telekom AG	359,397	7,957,060
	Deutsche Telekom AG Sponsored ADR	29,400	648,270
	E.ON AG	73,313	14,925,995
	E.ON AG Sponsored ADR	53,950	3,669,436
	Fraport AG	9,524	733,712
	Fresenius Medical Care AG & Co.	19,896	1,112,798
	Fresenius Medical Care AG & Co. ADR	3,500	195,510
*	GEA Group AG	18,852	682,671
#	Hannover Rueckversicherung AG	12,626	599,603
	Heidelberger Druckmaschinen AG	6,690	211,837
	Heidelberger Zement AG	1,423	235,229
	Henkel KGAA	12,750	658,228
	Hochtief AG	7,146	942,766
	Hypo Real Estate Holding AG	15,923	846,021
*	Infineon Technologies AG	76,910	919,976
*	Infineon Technologies AG ADR	21,400	253,376
	IVG Immobilien AG	9,036	358,577
	K&S AG	4,983	1,003,818
	Lanxess AG	8,679	404,866
	Linde AG	13,929	1,823,214
	MAN AG	17,073	2,771,262
	Merck KGAA	4,005	520,252
	Metro AG	36,404	3,327,593
	MTU Aero Engines Holding AG	4,000	213,605
	Munchener Rueckversicherungs-Gesellschaft AG	28,924	5,276,416
*	Q-Cells AG	5,069	716,613
	Rheinmetall AG	3,270	271,932
	Rhoen-Klinikum AG	10,954	345,207
	RWE AG Series A	61,853	8,435,406
	Salzgitter AG	5,699	920,505
	SAP AG	103,984	5,329,022
	SAP AG Sponsored ADR	17,400	891,228
	Siemens AG	83,409	12,678,637
	Siemens AG Sponsored ADR	37,000	5,615,490

9

	Stada Arzneimittel AG	5,639	348,998
#	Suedzucker AG	20,328	446,749
	ThyssenKrupp AG	47,010	2,782,563
* #	TUI AG	28,417	794,767
	United Internet AG	14,268	333,536
	Volkswagen AG	24,379	5,847,879
*	Wacker Chemie AG	3,853	1,070,643

TOTAL — GERMANY			186,565,980

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	38,356	214,286
	Alpha Bank A.E.	48,126	1,630,102
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	1,075,005
	Cosmote Mobile Telecommunications S.A.	21,450	823,230
	EFG Eurobank Ergasias S.A.	38,694	1,358,834
*	Emporiki Bank of Greece S.A.	7,020	214,661
	Hellenic Petroleum S.A.	15,660	242,195
	Hellenic Telecommunication Organization Co. S.A.	33,920	1,220,513
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	341,220
	National Bank of Greece S.A.	35,025	2,352,094
	National Bank of Greece S.A. ADR	75,300	1,012,785
	Piraeus Bank S.A.	33,272	1,283,991
	Public Power Corp.	15,920	781,916
	Titan Cement Co. S.A.	9,080	404,217

TOTAL — GREECE			12,955,049

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
#	ASM Pacific Technology, Ltd.	17,000	120,872
	Bank of East Asia, Ltd.	163,541	995,617
	C C Land Holdings, Ltd.	157,000	266,485
	Cathay Pacific Airways, Ltd.	221,000	583,680
	Cheung Kong Holdings, Ltd.	203,600	3,852,498
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	501,350
	CITIC International Financial Holdings, Ltd.	84,000	54,388
	CLP Holdings, Ltd.	199,900	1,363,135
	Dah Sing Banking Group, Ltd.	70,720	152,568
	Dah Sing Financial Holdings, Ltd.	12,059	108,026
	Esprit Holdings, Ltd.	147,041	2,207,660
	First Pacific Co., Ltd.	202,000	152,106
* #	Foxconn International Holdings, Ltd.	452,000	1,126,401
* #	Galaxy Entertainment Group, Ltd.	144,000	139,814
	Giordano International, Ltd.	98,000	46,599
	Great Eagle Holdings, Ltd.	26,232	102,101
	Hang Lung Group, Ltd.	136,000	779,475
	Hang Lung Properties, Ltd.	340,000	1,569,275
	Hang Seng Bank, Ltd.	131,100	2,521,083
#	Henderson Investment, Ltd.	137,000	291,675
#	Henderson Land Development Co., Ltd.	117,000	1,040,046
#	Hong Kong and China Gas Co., Ltd.	552,700	1,629,760
	Hong Kong and Shanghai Hotels, Ltd.	68,426	117,381

10

	Hong Kong Electric Holdings, Ltd.	196,207	1,029,674
	Hopewell Highway Infrastructure, Ltd.	236,000	202,676
	Hopewell Holdings, Ltd.	59,000	269,016
	Hutchison Telecommunications International, Ltd.	184,000	259,279
	Hutchison Whampoa, Ltd.	314,500	3,755,201
	Hysan Development Co., Ltd.	55,348	158,943
	Industrial & Commercial Bank of China (Asia), Ltd.	24,937	58,756
#	Johnson Electric Holdings, Ltd.	168,000	77,033
#	Kerry Properties, Ltd.	101,393	924,513
	Kingboard Chemical Holdings, Ltd.	80,000	435,765
	Kowloon Development Co., Ltd.	85,500	213,952
	Lee & Man Paper Manufacturing, Ltd.	78,000	341,033
	Li & Fung, Ltd.	270,000	1,078,761
	Lifestyle International Holdings, Ltd.	132,000	339,792
#	Melco International Development, Ltd.	56,000	90,714
*	Mongolia Energy Corporation, Ltd.	110,000	181,853
	MTR Corp., Ltd.	234,513	793,225
#	New World China Land, Ltd.	165,200	172,132
	New World Development Co., Ltd.	298,160	1,142,278
	NWS Holdings, Ltd.	95,913	335,907
	Pacific Basin Shipping, Ltd.	124,000	255,340
	PCCW, Ltd.	371,265	223,049
	Shangri-La Asia, Ltd.	148,913	424,788
	Shun Tak Holdings, Ltd.	80,000	122,463
	Sino Land Co., Ltd.	188,317	673,883
	Sun Hung Kai & Co., Ltd.	112,000	153,143
	Sun Hung Kai Properties, Ltd.	207,706	4,323,010
#	Techtronic Industries Co., Ltd.	86,500	73,233
	Television Broadcasts, Ltd.	25,000	153,738
	Texwinca Holdings, Ltd.	34,000	25,377
	Tingyi (Cayman Islands) Holding Corp.	184,000	262,570
	Transport International Holdings, Ltd.	17,600	80,199
#	Vtech Holdings, Ltd.	15,000	133,516
	Wharf Holdings, Ltd.	136,542	814,553
	Wheelock and Co., Ltd.	164,000	516,597
	Wheelock Properties, Ltd.	110,000	127,705
	Wing Hang Bank, Ltd.	16,500	206,959
	Wing Lung Bank, Ltd.	8,000	84,839
	Yue Yuen Industrial (Holdings), Ltd.	78,500	250,573
TOTAL COMMON STOCKS			40,488,033

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commerical Bank of China (Asia), Ltd. Warrants 11/6/08	2,736	474

TOTAL — HONG KONG			40,488,507

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,857,598
	Allied Irish Banks P.L.C. Sponsored ADR	15,800	716,688
	Anglo Irish Bank Corp. P.L.C.	90,779	1,577,375
	Bank of Ireland P.L.C.	93,852	1,493,348
	Bank of Ireland P.L.C. Sponsored ADR	4,200	266,700

11

	CRH P.L.C.	51,531	1,944,833
#	CRH P.L.C. Sponsored ADR	18,450	700,546
*	Elan Corp. P.L.C.	42,248	975,113
*	Elan Corp. P.L.C. Sponsored ADR	17,000	391,510
	Irish Life & Permanent P.L.C.	30,976	613,785
	Kerry Group P.L.C.	22,953	669,871
	Kingspan Group P.L.C.	17,738	374,084
*	Ryanair Holdings P.L.C.	33,520	242,964

TOTAL — IRELAND			11,824,415

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
	ACEA SpA	11,304	221,241
	AEM SpA	102,681	431,430
	Alleanza Assicurazioni SpA	52,431	691,778
#	ASM SpA	74,248	527,973
	Assicurazioni Generali SpA, Trieste	136,372	6,265,567
#	Atlantia SpA	40,846	1,553,374
	Autogrill SpA, Novara	14,752	258,495
#	Banca CR Firenze 0.6	70,659	683,184
#	Banca Monte Dei Paschi di Siena SpA	176,149	981,353
	Banca Popolare di Milano Scarl SpA	41,017	593,692
*	Banco Popolare Scarl SpA	68,118	1,531,581
	Benetton Group SpA	5,718	105,447
	Bulgari SpA	16,639	246,136
	Buzzi Unicem SpA	11,057	306,439
	C.I.R. SpA - Compagnie Industriali Riunite	34,312	124,301
	Credito Emiliano SpA	25,277	334,268
	Davide Campari - Milano SpA	26,746	265,413
	Enel SpA	461,796	5,529,065
	Enel SpA Sponsored ADR	16,100	961,814
	Eni SpA	285,395	10,215,298
	Eni SpA Sponsored ADR	24,900	1,781,844
#	ERG SpA	7,427	151,153
	Fiat SpA	84,220	2,313,553
	Fiat SpA Sponsored ADR	7,000	192,860
	Fondiaria - Sai SpA	7,144	312,436
	Geox SpA	11,000	245,746
	Hera SpA	76,919	327,960
*	Impregilo SpA	31,278	206,195
	Intesa Sanpaolo SpA	927,435	7,382,829
	Intesa Sanpaolo Sponsored ADR	13,601	652,829
	Italcementi SpA	8,940	185,416
	Italmobiliare SpA	449	43,267
	Lottomatica SpA	6,664	227,590
	Luxottica Group SpA	40,566	1,351,874
	Mediaset SpA	83,030	810,283
	Mediobanca SpA	52,269	1,176,409
#	Mediolanum SpA	44,701	322,891
	Milano Assicurazioni SpA	14,260	104,801
	Pirelli & C.Real Estate SpA	1,079	44,690
	Saipem SpA	30,650	1,232,784
*	Saras SpA Raffinerie Sarde	38,600	223,387
	Seat Pagine Gialle SpA	429,123	203,121

12

	Snam Rete Gas SpA	142,784	907,998
#	Societe Cattolica di Assicurazoni Scrl SpA	4,390	239,904
* #	Telecom Italia Media SpA	107,998	39,406
	Telecom Italia SpA	873,104	2,775,522
#	Telecom Italia SpA Sponsored ADR	61,580	1,953,318
	Terna SpA	127,000	497,660
	UniCredito Italiano SpA	1,406,625	11,953,655
	Unione di Banche Italiane SpA	67,346	1,918,785
	Unipol Gruppo Finanziario SpA	114,185	442,952
TOTAL COMMON STOCKS			72,050,967

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	67,070

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	1,229

TOTAL — ITALY			72,119,266

JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
#	Aderans Holdings Co., Ltd.	3,200	50,864
#	Advantest Corp.	14,740	417,225
	Advantest Corp. ADR	10,000	283,000
	AEON Co., Ltd.	85,800	1,315,556
	Aeon Mall Co., Ltd.	14,880	399,757
#	Aichi Steel Corp.	10,000	55,903
	Aioi Insurance Co., Ltd.	74,000	411,361
	Air Water, Inc.	9,000	96,512
	Aisin Seiki Co., Ltd.	25,600	1,036,026
	Ajinomoto Co., Inc.	92,000	1,013,998
	Alfresa Holdings Corp.	2,400	139,341
	All Nippon Airways Co., Ltd.	190,000	739,926
	Alpine Electronics, Inc.	2,500	42,443
	Alps Electric Co., Ltd.	17,000	213,648
	Amada Co., Ltd.	41,000	378,746
	Amano Corp.	5,000	58,666
#	AOC Holdings, Inc.	3,600	58,415
	Aoyama Trading Co., Ltd.	5,500	140,107
	Asahi Breweries, Ltd.	63,100	1,095,197
	Asahi Glass Co., Ltd.	145,000	2,028,827
	Asahi Kasei Corp.	168,000	1,214,292
	Asatsu-Dk, Inc.	4,900	143,491
	Asics Corp.	16,000	231,842
	Astellas Pharma, Inc.	69,755	3,112,160
	Autobacs Seven Co., Ltd.	2,500	53,729
	Bank of Yokohama, Ltd.	155,000	1,212,934
	Benesse Corp.	7,700	319,923
#	Bosch Corp.	30,000	153,331
	Bridgestone Corp.	92,400	1,773,060
	Brother Industries, Ltd.	31,000	434,838
	Calsonic Kansei Corp.	15,000	84,998
	Canon Marketing Japan, Inc.	7,000	142,810

13

	Canon, Inc.	127,500	6,725,280
	Canon, Inc. Sponsored ADR	25,550	1,344,441
#	Casio Computer Co., Ltd.	29,000	370,280
	Central Glass Co., Ltd.	14,000	51,797
	Central Japan Railway Co.	254	2,686,750
	Chiyoda Corp.	17,000	222,709
	Chubu Electric Power Co., Ltd.	97,200	2,697,149
	Chudenko Corp.	2,700	51,410
	Chugai Pharmaceutical Co., Ltd.	54,600	954,961
	Chuo Mitsui Trust Holdings, Inc.	115,000	980,395
	Circle K Sunkus Co., Ltd.	5,100	74,789
#	Citizen Holdings Co., Ltd.	47,000	503,889
	CMK Corp.	3,000	22,234
	Coca-Cola West Japan Co., Ltd.	4,600	104,592
	Comsys Holdings Corp.	11,000	90,435
	Cosmo Oil Co., Ltd.	74,000	305,791
	Credit Saison Co., Ltd.	20,700	588,493
	CSK Holdings Corp.	7,900	260,817
#	Culture Convenience Club Co., Ltd.	12,000	78,783
	Dai Nippon Printing Co., Ltd.	84,000	1,223,530
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	157,572
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	186,835
	Daibiru Corp.	9,000	119,375
	Daicel Chemical Industries, Ltd.	28,000	166,011
#	Daido Steel Co., Ltd.	37,000	273,915
	Daifuku Co., Ltd.	6,000	84,627
	Daihatsu Motor Co., Ltd.	36,000	363,206
#	Daiichi Chuo Kisen Kaisha	24,000	166,633
	Daiichi Sankyo Co, Ltd.	53,546	1,680,334
	Daikin Industries, Ltd.	39,000	2,021,427
#	Daikyo, Inc.	13,000	37,421
	Dainippon Ink & Chemicals, Inc.	94,000	473,170
#	Daio Paper Corp.	8,000	69,913
	Daito Trust Construction Co., Ltd.	9,800	471,432
	Daiwa House Industry Co., Ltd.	65,000	863,156
	Daiwa Securities Co., Ltd.	179,000	1,813,582
	DCM Japan Holdings Co., Ltd.	14,000	104,185
	Denki Kagaku Kogyo Kabushiki Kaisha	74,000	384,734
	Denso Corp.	78,000	3,205,839
	Dentsu, Inc.	242	621,552
	Disco Corp.	1,700	100,666
	Don Quijote Co., Ltd.	4,200	89,744
	Dowa Holdings Co., Ltd.	32,000	225,259
	East Japan Railway Co.	487	4,031,128
#	Ebara Corp.	54,000	195,872
	Edion Corp.	11,800	147,354
	Eisai Co., Ltd.	36,600	1,619,072
	Electric Power Development Co., Ltd.	19,000	689,056
*	Elpida Memory, Inc.	13,000	440,188
#	Epson Toyocom Corp.	10,000	48,199
	Exedy Corp.	3,000	103,680
#	Ezaki Glico Co., Ltd.	10,000	104,728
	FamilyMart Co., Ltd.	6,000	178,353
#	Fancl Corp.	5,100	62,422
	Fanuc, Ltd.	27,100	2,838,646

14

	Fast Retailing Co., Ltd.	10,200	671,781
	Fuji Electric Holdings Co., Ltd.	64,000	237,440
	Fuji Heavy Industries, Ltd.	68,000	339,391
#	Fuji Soft, Inc.	2,600	44,028
	FUJIFILM Holdings Corp.	71,200	3,144,664
	Fujikura, Ltd.	39,000	194,106
	Fujitsu, Ltd.	280,440	1,983,560
	Fukuoka Financial Group, Inc.	83,000	540,476
#	Fukuyama Transporting Co., Ltd.	11,000	46,495
	Funai Electric Co., Ltd.	2,500	105,697
	Furukawa Electric Co., Ltd.	70,000	302,738
	Futaba Industrial Co., Ltd.	4,400	119,912
	Glory, Ltd.	6,200	168,643
* #	GMO Internet, Inc.	2,000	5,532
	Goldcrest Co., Ltd.	1,600	59,898
#	Gulliver International Co., Ltd.	340	25,489
	Gunze, Ltd.	19,000	79,725
#	H20 Retailing Corp.	13,000	108,607
	Hakuhodo Dy Holdings, Inc.	3,000	174,619
	Hamamatsu Photonics K.K.	9,400	331,105
	Hankyu Hanshin Holdings, Inc.	186,000	864,186
*	Haseko Corp.	126,500	252,518
	Heiwa Corp.	6,700	57,079
	Hikari Tsushin, Inc.	3,800	117,178
	Hino Motors, Ltd.	53,000	325,276
	Hirose Electric Co., Ltd.	3,700	417,789
	Hisamitsu Pharmaceutical Co., Inc.	5,000	151,650
	Hitachi Cable, Ltd.	18,000	116,295
	Hitachi Chemical Co., Ltd.	17,700	418,280
	Hitachi Construction Machinery Co., Ltd.	17,500	632,136
	Hitachi High-Technologies Corp.	12,700	284,474
	Hitachi Koki Co., Ltd.	11,000	181,214
#	Hitachi Kokusai Electric, Inc.	12,000	156,483
	Hitachi Maxell, Ltd.	3,700	46,827
#	Hitachi Metals, Ltd.	25,000	346,801
	Hitachi Software Engineering Co., Ltd.	6,300	132,941
	Hitachi Transport System, Ltd.	11,000	126,683
* #	Hitachi Zosen Corp.	79,500	120,061
	Hitachi, Ltd.	359,000	2,533,133
	Hitachi, Ltd. Sponsored ADR	13,200	923,472
	Hokkaido Electric Power Co., Inc.	21,100	466,629
	Hokuhoku Financial Group, Inc.	171,000	555,698
#	Hokuriku Electric Power Co., Inc.	20,200	470,771
	Honda Motor Co., Ltd.	167,600	5,820,835
	Honda Motor Co., Ltd. Sponsored ADR	54,700	1,882,227
#	Horiba, Ltd.	4,000	162,684
#	House Foods Corp.	14,800	262,591
	Hoya Corp.	61,200	2,148,005
	Ibiden Co., Ltd.	18,500	1,460,191
	IHI Corp.	152,000	350,035
	Iino Kaiun Kaisha, Ltd.	7,000	82,030
	INPEX Holdings, Inc.	120	1,235,812
	Isetan Co., Ltd.	22,900	332,735
	Isuzu Motors, Ltd.	170,000	798,059
	ITO EN, Ltd. (6455789)	5,600	132,601

15

#	ITO EN, Ltd. (B23PWVC0)	1,679	27,199
	Itochu Corp.	220,000	2,342,182
	Itochu Techno-Solutions Corp.	4,200	149,915
#	Izumi Co., Ltd.	5,000	81,982
*	J Front Retailing Co., Ltd.	51,800	470,379
*	Japan Airlines System Corp.	252,000	603,447
#	Japan Airport Terminal Co., Ltd.	7,000	136,629
	Japan Aviation Electronics Industry, Ltd.	6,000	90,980
	Japan Petroleum Exploration Co., Ltd.	6,000	473,039
	Japan Tobacco, Inc.	649	3,685,355
	JFE Holdings, Inc.	83,500	4,604,475
	JFE Shoji Holdings, Inc.	15,000	99,864
	JGC Corp.	33,000	614,585
	Joint Corp.	5,200	128,309
	JS Group Corp.	33,740	541,912
	JSR Corp., Tokyo	22,000	533,063
	JTEKT Corp.	31,460	543,559
	Juroku Bank, Ltd.	40,000	246,967
#	Kagome Co., Ltd.	4,900	75,578
	Kajima Corp.	106,000	347,971
	Kamigumi Co., Ltd.	30,000	233,963
#	Kandenko Co., Ltd.	8,000	50,340
	Kaneka Corp.	37,000	306,709
	Kansai Electric Power Co., Inc.	112,200	2,878,451
	Kansai Paint Co., Ltd.	20,000	148,683
	Kao Corp.	76,000	2,303,046
#	Katokichi Co., Ltd.	9,300	59,185
	Kawasaki Heavy Industries, Ltd.	214,000	708,044
	Kawasaki Kisen Kaisha, Ltd.	79,000	949,032
	Kayaba Industry Co., Ltd.	16,000	95,937
	KDDI Corp.	372	2,655,387
	Keihin Corp.	4,100	76,636
#	Keihin Electric Express Railway Co., Ltd.	52,000	339,111
	Keio Corp.	68,000	427,660
	Keisei Electric Railway Co., Ltd.	39,000	228,395
	Keyence Corp.	4,820	1,120,442
	Kikkoman Corp.	18,000	246,964
	Kinden Corp.	14,000	114,242
#	Kintetsu Corp.	249,280	829,550
	Kirin Holdings Co., Ltd.	101,000	1,597,359
	Kobayashi Pharmaceutical Co., Ltd.	2,700	96,553
	Kobe Steel, Ltd.	355,000	1,170,194
#	Koei Co., Ltd.	3,640	72,059
	Koito Manufacturing Co., Ltd.	14,000	189,176
	Kokuyo Co., Ltd.	8,000	71,655
	Komatsu, Ltd.	128,700	3,939,923
	Komeri Co., Ltd.	4,000	114,851
	Komori Corp.	6,000	143,425
	Konami Co., Ltd.	8,600	255,518
	Konica Minolta Holdings, Inc.	54,500	1,040,363
	Kose Corp.	3,690	94,781
	Kubota Corp.	112,000	834,357
	Kubota Corp. Sponsored ADR	6,445	238,336
	Kuraray Co., Ltd.	44,000	543,612
	Kurita Water Industries, Ltd.	13,400	399,178

16

	K’s Holdings Corp.	5,280	150,530
	Kyocera Corp.	20,700	1,867,514
	Kyocera Corp. Sponsored ADR	3,000	269,250
#	Kyowa Hakko Kogyo Co., Ltd.	38,000	430,018
	Kyushu Electric Power Co., Inc.	49,500	1,345,847
	Lawson, Inc.	8,100	295,957
	Leopalace21 Corp.	15,000	442,048
	Lintec Corp.	4,000	63,912
	Lion Corp.	19,000	90,662
	Mabuchi Motor Co., Ltd.	3,400	221,156
#	Maeda Corp.	13,000	43,356
	Makino Milling Machine Co., Ltd.	11,000	82,758
	Makita Corp.	13,000	584,660
	Makita Corp. Sponsored ADR	1,630	72,674
	Marubeni Corp.	258,000	1,984,084
	Marui Group Co., Ltd.	35,200	360,728
#	Maruichi Steel Tube, Ltd.	6,000	182,772
#	Matsui Securities Co., Ltd.	9,700	80,398
	Matsushita Electric Industrial Co., Ltd.	235,188	4,782,636
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	29,300	595,962
	Matsushita Electric Works, Ltd.	79,000	828,258
	Mazda Motor Corp.	111,000	600,410
	Mediceo Paltac Holdings Co., Ltd.	23,600	325,661
	Meiji Dairies Corp.	21,000	105,916
#	Meiji Seika Kaisha, Ltd.	28,000	123,451
	Millea Holdings, Inc.	114,200	4,013,399
	Millea Holdings, Inc. ADR	9,582	336,028
	Minebea Co., Ltd.	31,000	193,504
	Miraca Holdings, Inc.	4,500	109,620
* #	Misawa Homes Co., Inc.	3,000	16,522
	MISUMI Group, Inc.	10,000	174,739
	Mitsubishi Chemical Holdings Corp.	180,490	1,444,711
	Mitsubishi Corp.	192,300	5,583,851
	Mitsubishi Electric Corp.	277,000	3,202,334
	Mitsubishi Estate Co., Ltd.	170,000	4,597,232
	Mitsubishi Gas Chemical Co., Inc.	46,000	477,251
	Mitsubishi Heavy Industries, Ltd.	466,000	2,269,062
	Mitsubishi Logistics Corp.	20,000	242,835
	Mitsubishi Materials Corp.	160,000	814,505
* #	Mitsubishi Motors Corp.	422,000	803,602
	Mitsubishi Rayon Co., Ltd.	66,000	356,256
	Mitsubishi Tanabe Pharma Corp.	122,000	1,180,236
	Mitsubishi UFJ Financial Group, Inc.	990,882	9,785,344
	Mitsubishi UFJ Financial Group, Inc. ADR	300,000	2,937,000
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	70,821
*	Mitsubishi UFJ NICOS Co., Ltd.	67,000	161,738
	Mitsui & Co., Ltd.	237,000	5,470,745
	Mitsui & Co., Ltd. Sponsored ADR	1,933	889,180
	Mitsui Chemicals, Inc.	76,000	557,360
	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	546,517
	Mitsui Fudosan Co., Ltd.	121,000	3,123,955
	Mitsui Mining and Smelting Co., Ltd.	60,000	257,888
	Mitsui O.S.K. Lines, Ltd.	157,000	2,366,389
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	1,783,430
#	Mitsukoshi, Ltd.	52,000	253,319

17

	Mitsumi Electric Co., Ltd.	11,200	443,499
	Mizuho Financial Group, Inc.	1,468	7,927,801
	Mizuho Investors Securities Co., Ltd.	86,000	144,696
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,229,045
	Mochida Pharmaceutical Co., Ltd.	8,000	80,704
#	Modec, Inc.	1,900	63,430
	Mori Seiki Co., Ltd.	9,300	195,329
	Murata Manufacturing Co., Ltd.	31,300	1,839,046
	Musashino Bank, Ltd.	2,400	117,113
	Nabtesco Corp.	13,000	203,805
	Nachi-Fujikoshi Corp.	29,000	122,911
	Nagase & Co., Ltd.	10,000	113,227
	Nagoya Railroad Co., Ltd.	103,000	301,691
	Namco Bandai Holdings, Inc.	25,900	429,704
	NEC Corp.	426,000	2,004,294
	NEC Corp. Sponsored ADR	26,546	124,203
	NEC Fielding, Ltd.	2,700	32,418
	Net One Systems Co., Ltd.	46	52,537
	NGK Insulators, Ltd.	33,000	1,023,123
#	NGK Spark Plug Co., Ltd.	20,000	355,654
	NHK Spring Co., Ltd.	23,000	232,697
	Nichicon Corp.	5,600	59,662
	Nichirei Corp.	48,000	200,173
	Nidec Corp.	11,000	829,514
	Nidec Corp. ADR	7,600	143,488
#	Nidec Sankyo Corp.	11,000	93,659
	Nifco, Inc.	4,000	98,186
	Nihon Parkerizing Co., Ltd.	5,000	71,560
#	Nihon Unisys, Ltd.	4,900	68,597
	Nikon Corp.	49,000	1,535,702
	Nintendo Co., Ltd.	15,300	9,394,844
	Nippon Electric Glass Co., Ltd.	42,500	714,543
	Nippon Express Co., Ltd.	95,000	488,763
	Nippon Kayaku Co., Ltd.	31,000	253,025
	Nippon Light Metal Co., Ltd.	44,000	78,308
	Nippon Meat Packers, Inc.	17,000	166,815
	Nippon Mining Holdings, Inc.	129,000	956,846
	Nippon Mitsubishi Oil Corp.	190,000	1,577,244
#	Nippon Paint Co., Ltd.	23,000	123,568
	Nippon Paper Group, Inc.	90	263,925
#	Nippon Seiki Co., Ltd.	7,000	151,387
	Nippon Sheet Glass Co., Ltd.	97,000	535,708
	Nippon Shokubai Co., Ltd.	12,000	116,063
	Nippon Steel Corp.	834,000	5,056,991
	Nippon Suisan Kaisha, Ltd.	30,000	161,997
	Nippon Telegraph & Telephone Corp.	2,177	9,878,218
#	Nippon Yakin Kogyo Co., Ltd.	7,500	63,458
	Nippon Yusen KK	155,000	1,352,355
#	Nipponkoa Insurance Co., Ltd.	88,000	843,258
#	Nipro Corp.	5,000	96,704
*	NIS Group Co., Ltd.	10,125	30,483
#	Nishimatsuya Chain Co., Ltd.	4,200	59,160
	Nishi-Nippon Bank, Ltd.	80,000	224,794
	Nishi-Nippon Railroad Co., Ltd.	26,000	93,336
	Nissan Chemical Industries, Ltd.	15,000	205,665

18

	Nissan Motor Co., Ltd.	437,600	5,017,442
	Nissan Shatai Co., Ltd.	7,000	55,213
	Nissay Dowa General Insurance Co., Ltd.	29,000	148,905
#	Nissha Printing Co., Ltd.	6,000	218,675
	Nisshin Seifun Group, Inc.	30,500	301,090
	Nisshin Steel Co., Ltd.	93,000	350,040
	Nisshinbo Industries, Inc.	22,000	293,148
#	Nissin Food Products Co., Ltd.	12,600	450,179
	Nissin Kogyo Co., Ltd.	4,600	107,479
	Nitto Denko Corp.	23,800	1,236,039
	NOK Corp.	15,000	304,029
	Nomura Holdings, Inc. ADR	37,500	670,875
	Nomura Research Institute, Ltd.	19,500	693,963
	Nomura Securities Co., Ltd.	213,000	3,844,952
	NS Solutions Corp.	3,900	113,193
	NSK, Ltd.	54,000	523,280
	NTN Corp.	54,000	474,479
	NTT Data Corp.	303	1,382,596
	NTT DoCoMo, Inc.	6,017	9,629,735
	Obayashi Corp.	82,000	415,813
	Obic Co., Ltd.	1,000	192,043
	Odakyu Electric Railway Co., Ltd.	77,000	558,328
	Oji Paper Co., Ltd.	98,000	469,594
	Okasan Holdings, Inc.	27,000	172,949
* #	Oki Electric Industry Co., Ltd.	78,000	133,001
	OKUMA Corp.	22,000	253,776
#	Okumura Corp.	16,000	73,150
	Olympus Corp.	28,000	1,158,130
#	OMC Card, Inc.	8,000	32,393
	Omron Corp.	27,600	728,411
	Ono Pharmaceutical Co., Ltd.	11,800	607,369
	Onward Holdings Co., Ltd.	18,000	195,396
#	Oracle Corp. Japan	17,500	788,884
	Oriental Land Co., Ltd.	9,400	572,353
	Osaka Gas Co., Ltd.	255,000	1,013,199
#	Osaka Titanium Technologies Co., Ltd.	3,600	280,824
#	OSG Corp.	12,000	134,629
	Otsuka Corp.	2,800	250,020
	Pacific Metals Co., Ltd.	19,000	195,014
#	PanaHome Corp.	21,000	143,550
#	Paris Miki, Inc.	1,900	25,057
#	Park24 Co., Ltd.	12,800	118,612
#	Pioneer Electronic Corp.	19,300	183,167
#	Promise Co., Ltd.	6,500	183,066
	Q.P. Corp.	8,900	91,195
#	Rengo Co., Ltd.	17,000	127,276
	Resona Holdings, Inc.	1,412	2,757,293
	Resorttrust, Inc.	3,600	75,869
	Ricoh Co., Ltd.	100,000	1,915,105
#	Right On Co., Ltd.	1,600	19,085
	Rinnai Corp.	3,000	102,731
	Rohm Co., Ltd.	13,600	1,245,129
#	Round One Corp.	32	77,681
	Ryobi, Ltd.	11,000	74,261
	Ryohin Keikaku Co., Ltd.	3,400	210,100

19

#	Ryoshoku, Ltd.	2,600	53,974
#	Sagami Railway Co., Ltd.	27,000	98,029
	Sankyo Co., Ltd.	8,700	395,262
#	Sankyu, Inc., Tokyo	26,000	159,985
	Santen Pharmaceutical Co., Ltd.	10,100	247,516
	Sanwa Holdings Corp.	28,000	142,021
* #	Sanyo Electric Co., Ltd.	154,000	297,190
#	Sanyo Special Steel Co., Ltd.	16,000	111,916
	Sapporo Hokuyo Holdings, Inc.	42	436,286
#	Sapporo Holdings, Ltd.	46,000	375,735
	Secom Co., Ltd.	26,500	1,477,335
#	Sega Sammy Holdings, Inc.	24,048	307,834
	Seiko Epson Corp.	17,700	394,471
#	Seino Holdings Co., Ltd.	14,000	102,817
*	Seiyu, Ltd.	28,000	35,218
	Sekisui Chemical Co., Ltd.	56,000	384,115
	Sekisui House, Ltd.	62,000	792,635
	Seven & I Holdings Co., Ltd.	130,576	3,276,663
	Sharp Corp., Osaka	146,000	2,404,994
	Shiga Bank, Ltd.	19,000	139,133
	Shikoku Bank, Ltd.	14,000	57,513
	Shikoku Electric Power Co., Inc.	23,200	656,203
	Shima Seiki Manufacturing Co., Ltd.	4,000	194,773
	Shimachu Co., Ltd.	4,600	136,697
#	Shimadzu Corp.	33,000	331,429
#	Shimamura Co., Ltd.	2,400	246,011
	Shimano, Inc.	7,700	288,076
	Shimizu Corp.	74,000	319,398
	Shin-Etsu Chemical Co., Ltd.	57,600	3,433,209
	Shinko Electric Industries Co., Ltd.	6,000	130,988
	Shinko Securities Co., Ltd.	64,000	285,720
#	Shinsei Bank, Ltd.	171,000	614,862
	Shionogi & Co., Ltd.	35,000	672,902
	Shiseido Co., Ltd.	47,000	1,127,045
	Shizuoka Bank, Ltd.	70,000	830,874
	Showa Corp.	4,300	36,559
	Showa Denko K.K.	180,000	622,348
	Showa Shell Sekiyu K.K.	35,100	401,186
	SMC Corp.	8,400	971,791
#	Softbank Corp.	106,900	2,470,117
	Sohgo Security Services Co., Ltd.	13,600	225,501
	Sojitz Corp.	126,300	499,826
	Sompo Japan Insurance, Inc.	109,000	1,055,214
	Sony Corp.	106,300	5,749,466
	Sony Corp. Sponsored ADR	36,800	1,986,096
#	Square Enix Co., Ltd.	9,500	302,390
	Stanley Electric Co., Ltd.	19,300	475,245
	Star Micronics Co., Ltd.	4,000	106,236
	Sumco Techxiv Corp.	2,100	107,916
	Sumisho Computer Systems Corp.	1,600	26,019
	Sumitomo Bakelite Co., Ltd.	27,000	174,063
	Sumitomo Chemical Co., Ltd.	248,000	2,118,739
	Sumitomo Corp.	153,800	2,319,370
	Sumitomo Electric Industries, Ltd.	109,000	1,697,505
	Sumitomo Forestry Co., Ltd.	18,000	130,266

20

	Sumitomo Heavy Industries, Ltd.	73,000	791,826
	Sumitomo Metal Industries, Ltd., Osaka	593,000	2,645,246
	Sumitomo Metal Mining Co., Ltd.	75,000	1,564,651
	Sumitomo Mitsui Financial Group, Inc.	970	8,352,284
	Sumitomo Real Estate Sales Co., Ltd.	2,800	159,782
	Sumitomo Realty & Development Co., Ltd.	56,000	1,705,381
	Sumitomo Rubber Industries, Ltd.	16,000	157,906
	Sumitomo Trust & Banking Co., Ltd.	177,000	1,473,643
	Sumitomo Warehouse Co., Ltd.	26,000	151,200
#	Sundrug Co., Ltd.	3,000	74,148
	Suruga Bank, Ltd.	27,000	345,275
	Suzuken Co., Ltd.	6,980	230,647
	Suzuki Motor Corp.	53,500	1,748,647
#	Sysmex Corp.	5,200	227,837
	T&D Holdings, Inc.	33,900	1,967,668
	Tadano, Ltd.	11,000	127,300
	Taiheiyo Cement Corp.	108,000	263,269
	Taisei Corp.	116,000	343,027
	Taisho Pharmaceutical Co., Ltd.	30,000	587,336
	Taiyo Nippon Sanso Corp.	33,000	324,702
	Taiyo Yuden Co., Ltd.	13,000	220,142
	Takara Holdings, Inc.	14,000	86,911
	Takashimaya Co., Ltd.	34,000	420,215
	Takeda Pharmaceutical Co., Ltd.	132,800	8,522,356
	TDK Corp.	14,200	1,010,590
	TDK Corp. Sponsored ADR	1,900	134,995
	Teijin, Ltd.	119,000	517,021
	Terumo Corp.	23,300	1,189,478
	The 77 Bank, Ltd.	44,000	297,862
	The Aichi Bank, Ltd.	700	61,961
	The Awa Bank, Ltd.	18,000	108,124
#	The Bank of Ikeda, Ltd.	2,600	105,260
	The Bank of Iwate, Ltd.	1,500	95,416
	The Bank of Kyoto, Ltd.	33,000	424,372
	The Bank of Nagoya, Ltd.	15,000	95,962
	The Chiba Bank, Ltd.	117,000	1,008,637
	The Chugoku Bank, Ltd.	23,000	354,544
	The Chugoku Electric Power Co., Ltd.	37,700	817,852
* #	The Daiei, Inc.	3,500	21,219
	The Daishi Bank, Ltd.	28,000	115,953
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	128,584
* #	The Goodwill Group, Inc.	248	62,333
	The Gunma Bank, Ltd.	59,000	432,929
	The Hachijuni Bank, Ltd.	42,000	333,929
	The Higo Bank, Ltd.	18,000	121,339
	The Hiroshima Bank, Ltd.	62,000	366,620
	The Hokkoku Bank, Ltd.	22,000	113,010
	The Hyakugo Bank, Ltd.	19,000	112,181
	The Hyakujishi Bank, Ltd.	23,000	123,326
	The Iyo Bank, Ltd.	31,000	333,712
	The Japan Steel Works, Ltd.	46,000	679,495
	The Joyo Bank, Ltd.	79,000	476,333
	The Kagoshima Bank, Ltd.	13,000	93,378
	The Keiyo Bank, Ltd.	21,000	130,066
	The Minato Bank, Ltd.	10,000	23,061

21

	The Nanto Bank, Ltd.	20,000	115,117
	The Nisshin Oillio Group, Ltd.	10,000	38,411
	The Ogaki Kyoritsu Bank, Ltd.	18,000	106,095
	The Oita Bank, Ltd.	9,000	54,216
	The San-in Godo Bank, Ltd.	14,000	128,088
	THK Co., Ltd.	15,200	277,489
	TIS, Inc.	3,700	73,504
	Toagosei Co., Ltd.	15,000	49,588
#	Tobu Railway Co., Ltd.	98,000	475,804
	Toda Corp.	19,000	101,395
	Toho Bank, Ltd.	14,000	58,483
	Toho Co., Ltd.	16,500	373,222
	Toho Gas Co., Ltd.	75,000	407,072
#	Toho Titanium Co., Ltd.	4,000	134,164
	Toho Zinc Co., Ltd.	14,000	97,348
	Tohuku Electric Power Co., Inc.	56,100	1,293,991
#	Tokai Carbon Co., Ltd.	18,000	196,017
	Tokai Rika Co., Ltd.	8,000	243,240
	Tokai Rubber Industries, Ltd.	10,000	164,971
	Tokai Tokyo Securities Co., Ltd.	20,000	96,936
	Tokuyama Corp.	28,000	293,245
	Tokyo Electric Power Co., Ltd	176,700	4,855,433
	Tokyo Electron, Ltd.	23,100	1,423,580
	Tokyo Gas Co., Ltd.	319,000	1,593,008
	Tokyo Leasing Co., Ltd.	2,000	19,162
	Tokyo Steel Manufacturing Co., Ltd.	10,100	130,361
	Tokyo Style Co., Ltd.	7,000	74,479
	Tokyo Tatemono Co., Ltd.	43,000	509,076
	Tokyo Tomin Bank, Ltd.	3,000	107,911
#	Tokyu Construction Co., Ltd.	6,190	25,815
	Tokyu Corp.	138,000	968,486
	Tokyu Land Corp.	54,000	512,814
	TonenGeneral Sekiyu K.K.	37,000	386,812
	Topcon Corp.	6,000	75,322
	Toppan Forms Co., Ltd.	3,500	33,742
	Toppan Printing Co., Ltd.	68,000	667,934
	Toray Industries, Inc.	180,000	1,461,084
	Toshiba Corp.	454,000	3,719,876
	Toshiba Machine Co., Ltd.	9,000	71,647
	Toshiba TEC Corp.	11,000	74,109
	Tosoh Corp.	75,000	368,193
#	TOTO, Ltd.	25,000	199,862
* #	Toyama Chemicals Co., Ltd.	24,000	157,425
	Toyo Ink Manufacturing Co., Ltd.	13,000	44,142
	Toyo Seikan Kaisha, Ltd.	21,300	372,428
	Toyo Suisan Kaisha, Ltd.	17,000	319,066
	Toyo Tire & Rubber Co., Ltd.	13,000	50,050
#	Toyobo Co., Ltd.	77,000	164,095
	Toyoda Gosei Co., Ltd.	10,100	364,127
	Toyota Auto Body Co., Ltd.	7,500	124,284
	Toyota Motor Corp. Sponsored ADR	33,800	3,807,570
	Toyota Motor Credit Corp.	323,900	18,364,060
	Toyota Tsusho Corp.	27,381	795,364
#	Trans Cosmos, Inc.	2,000	20,085
	Trend Micro, Inc.	9,500	384,250

22

	Trend Micro, Inc. Sponsored ADR	777	31,311
	Tsubakimoto Chain Co.	12,000	77,263
	Tsumura & Co.	9,000	189,795
	TV Asahi Corp.	97	153,144
	Ube Industries, Ltd.	109,000	397,386
#	Ulvac, Inc.	4,000	186,663
	Uni-Charm Corp.	4,600	297,849
	Uniden Corp.	5,000	29,983
	UNY Co., Ltd.	22,000	194,701
	Urban Corp.	23,000	374,685
	Ushio, Inc.	14,000	304,043
	USS Co., Ltd.	3,260	209,709
* #	Victor Co. of Japan, Ltd.	16,000	33,280
#	Wacoal Corp.	10,000	128,841
	West Japan Railway Co.	233	1,136,869
	Xebio Co., Ltd.	2,550	82,277
#	Yahoo! Japan Corp.	6,000	2,882,478
#	Yakult Honsha Co., Ltd.	12,000	295,379
	Yamada Denki Co., Ltd.	12,200	1,413,347
	Yamaguchi Financial Group, Inc.	34,000	457,528
	Yamaha Corp.	20,300	490,759
	Yamaha Motor Co., Ltd.	21,000	574,624
	Yamanashi Chuo Bank, Ltd.	14,000	87,972
	Yamatake Corp.	5,200	147,743
	Yamato Kogyo Co., Ltd.	8,000	344,294
	Yamato Transport Co., Ltd.	58,000	813,247
#	Yamazaki Baking Co., Ltd.	12,000	121,944
	Yaskawa Electric Corp.	17,000	224,355
	Yokogawa Electric Corp.	27,000	300,241
	Yokohama Rubber Co., Ltd.	26,000	162,062
#	Yoshinoya Holdings Co., Ltd.	35	59,169
#	Zenrin Co., Ltd.	2,800	88,840
#	Zensho Co., Ltd.	14,000	139,191
	Zeon Corp.	23,000	153,265
TOTAL COMMON STOCKS			444,539,119

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			444,539,119

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
	Aegon NV	150,762	2,691,549
	Akzo Nobel NV	26,573	2,042,341
	Akzo Nobel NV Sponsor ADR	1,996	153,523
	ArcelorMittal	129,106	9,521,225
	ASML Holding NV	41,537	1,451,760
	Boskalis Westminster CVA	3,056	183,371
#	Hagemeyer NV	142,542	971,705
	Heineken Holding NV	40,723	2,287,366
	Heineken NV	77,252	5,073,066
	Hunter Douglas NV	5,232	382,118
	ING Groep NV	219,463	8,513,169

23

	James Hardie Industries NV Sponsored ADR	500	13,950
*	Koninklijke Ahold NV	122,273	1,738,442
*	Koninklijke Ahold NV ADR	8,320	118,583
	Koninklijke Bam Groep NV	10,015	239,000
	Koninklijke DSM NV	22,244	1,106,583
	Koninklijke KPN NV	241,808	4,445,882
	Koninklijke Philips Electronics NV	138,607	5,769,741
	Koninklijke Vopak NV	1,296	70,660
	Randstad Holdings NV	20,298	962,182
	Reed Elsevier NV	67,133	1,231,609
	Reed Elsevier NV Sponsored ADR	3,400	124,678
	Royal Dutch Shell P.L.C. Series A	422,155	17,080,435
	SBM Offshore NV	13,580	471,900
	Sns Reaal	9,468	210,866
	TNT NV	57,222	2,346,871
* #	TomTom NV	10,600	1,008,198
	Unilever NV	180,129	6,380,487
	Vedior NV	15,338	381,217
	Wolters Kluwer NV	27,979	870,214
TOTAL COMMON STOCKS			77,842,691

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Series A Coupons	422,155	—
*	Unilever NV Coupons	180,129	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			77,842,691

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	32,352	44,581
	Auckland International Airport, Ltd.	95,556	206,308
	Contact Energy, Ltd.	47,343	313,583
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	58,644
	Fletcher Building, Ltd.	46,167	416,244
	New Zealand Refining Co., Ltd.	15,823	92,861
	Sky City Entertainment Group, Ltd.	42,177	154,187
	Sky Network Television, Ltd.	35,044	148,810
#	Telecom Corp. of New Zealand, Ltd.	204,475	673,317
*	Tower, Ltd.	22,683	38,463
	Trustpower, Ltd.	21,162	141,563
	Warehouse Group, Ltd.	14,200	67,249

TOTAL — NEW ZEALAND			2,355,810

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
	Aker Kvaerner ASA	27,235	775,480
	Aker Yards ASA	10,000	154,021
	Bonheur ASA	4,700	198,274
* #	Det Norske Oljeselskap ASA	146,000	261,219
	DNB Nor ASA Series A	120,000	1,874,461
#	Fred Olsen Energy ASA	5,500	273,037
	Norsk Hydro ASA	84,500	1,166,130

24

	Norsk Hydro ASA Sponsored ADR	11,200	154,521
	Norske Skogindustrier ASA Series A	20,085	143,817
	Odfjell ASA Series A	3,400	55,163
	Orkla ASA	132,355	2,383,310
	Petroleum Geo Services ASA	26,350	754,972
	Prosafe ASA	34,100	583,859
*	Renewable Energy Corp. ASA	28,150	1,375,061
	Schibsted ASA	8,300	376,973
	Statoil Hydro ASA	171,556	5,558,070
	StatoilHydro ASA Sponsored ADR	9,656	312,082
#	Storebrand ASA	29,100	324,169
	Tandberg ASA Series A	20,000	446,511
*	TGS Nopec Geophysical Co. ASA	11,100	152,128
	Wilh. Wilhelmsen ASA	2,900	115,730
	Yara International ASA	24,800	942,588
TOTAL COMMON STOCKS			18,381,576

RIGHTS/WARRANTS — (0.0%)
*	Storebrand ASA Rights 12/10/07	29,100	68,199

TOTAL — NORWAY			18,449,775

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
#	Banco BPI SA	44,098	347,684
#	Banco Comercial Portugues SA	261,501	1,138,401
	Banco Espirito Santo SA	32,266	746,362
	Brisa Auto Estradas de Portugal SA	43,435	657,322
	Cimpor Cimentos de Portugal SA	34,848	310,383
	Energias de Portugal SA	256,921	1,736,456
	Portugal Telecom SA	99,928	1,366,617
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,895	373,341
	Sonae SGPS SA	108,923	324,200

TOTAL — PORTUGAL			7,000,766

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Allgreen Properties, Ltd.	121,500	136,050
	Ascott Group, Ltd.	174,000	166,943
	Asia Pacific Breweries, Ltd.	14,000	131,522
	Capitaland, Ltd.	181,500	881,386
* #	Chartered Semiconductor Manufacturing, Ltd.	112,000	77,811
	City Developments, Ltd.	60,000	595,505
	Comfortdelgro Corp., Ltd.	215,000	284,180
	Cosco Corp. (Singapore), Ltd.	132,000	649,262
	DBS Group Holdings, Ltd.	156,000	2,170,281
	Fraser & Neave, Ltd.	96,500	386,374
#	Guocoland, Ltd.	25,000	88,337
	Hartford Education Corp., Ltd.	7,666	1,013
	Hotel Properties, Ltd.	20,900	56,479
#	Hyflux, Ltd.	15,000	36,421
	Jardine Cycle & Carriage, Ltd.	18,853	273,600

25

#	Keppel Corp., Ltd.	147,000	1,368,993
#	Keppel Land, Ltd.	34,000	176,825
	K-REIT Asia	6,800	11,649
	Labroy Marine, Ltd.	74,000	144,734
	MobileOne, Ltd.	37,260	51,762
	Neptune Orient Lines, Ltd.	47,000	135,391
	Olam International, Ltd.	64,000	136,051
	Overseas Chinese Banking Corp., Ltd.	342,320	2,017,983
	Parkway Holdings, Ltd.	102,900	270,083
	Raffles Education Corp., Ltd.	92,000	204,953
	SembCorp Industries, Ltd.	94,320	365,538
	SembCorp Marine, Ltd.	77,000	234,699
	Singapore Airlines, Ltd.	79,400	982,215
	Singapore Land, Ltd.	11,000	60,281
	Singapore Petroleum Co., Ltd.	11,000	57,792
	Singapore Post, Ltd.	102,000	76,880
	Singapore Press Holdings, Ltd.	175,000	548,906
	Singapore Technologies Engineering, Ltd.	174,000	455,945
	Singapore Telecommunications, Ltd.	1,298,650	3,477,043
	SMRT Corp., Ltd.	59,000	65,664
	Starhub, Ltd.	70,730	147,758
	United Industrial Corp., Ltd.	88,000	159,966
	United Overseas Bank, Ltd.	162,900	2,233,916
	UOL Group, Ltd.	51,500	161,426
	Venture Corp., Ltd.	29,000	253,312
	Wheelock Properties (S), Ltd.	69,000	103,014

TOTAL — SINGAPORE			19,837,943

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
#	Abengoa SA	4,016	135,737
#	Abertis Infraestructuras SA	48,832	1,632,623
#	Acciona SA	5,051	1,714,462
	Acerinox SA	15,983	430,719
	Actividades de Construccion y Servicios SA	27,066	1,742,075
	Altadis SA	25,773	1,871,588
#	Antena 3 de Television SA	9,752	149,427
	Banco Bilbao Vizcaya SA	48,730	1,211,758
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	403,500	10,022,940
	Banco de Andalucia SA	655	68,925
#	Banco de Sabadell SA	115,188	1,339,107
#	Banco de Valencia SA	8,579	497,828
#	Banco Espanol de Credito SA	52,035	1,165,875
	Banco Pastor SA	15,098	250,225
#	Banco Popular Espanol SA	92,923	1,642,677
	Banco Santander Central Hispano SA	566,687	12,140,555
#	Banco Santander SA Sponsored ADR	213,332	4,569,571
#	Bankinter SA	33,870	712,539
	Cementos Portland Valderrivas SA	1,338	148,031
#	Cia Espanola de Petroleous SA	20,954	2,181,902
#	Cintra Concesiones de Infraestructuras de Transporte SA	14,975	239,258
*	Cintra Concesiones de Infraestructuras de Transporte SA	748	11,963
	Compania de Distribucion Integral Logista SA	3,181	246,292
#	Ebro Puleva SA	8,097	158,535

26

	Enagas SA	17,311	522,173
	Fomento de Construcciones y Contratas SA	11,974	1,011,486
	Gamesa Corporacion Tecnologica SA	20,156	913,957
	Gas Natural SDG SA	43,183	2,659,188
	Gestevision Telecinco SA	7,000	188,970
	Grupo Catalana Occidente SA	9,167	326,368
#	Grupo Ferrovial SA	11,821	1,011,136
	Iberdrola SA	466,188	7,682,813
	Iberia Lineas Aereas de Espana SA	65,471	308,484
	Indra Sistemas SA	17,124	467,756
	Industria de Diseno Textil SA	60,827	4,228,756
#	Mapfre SA	76,680	349,945
	Obrascon Huarte Lain SA	6,034	242,627
	Promotora de Informaciones SA	17,174	298,407
	Red Electrica de Espana SA	9,357	578,095
	Repsol YPF SA	87,508	3,229,925
	Repsol YPF SA Sponsored ADR	13,800	508,806
#	Sacyr Vallehermoso SA	21,707	960,529
	Sociedad General de Aguas de Barcelona SA Class A	8,150	328,606
*	Sogecable SA	6,296	223,735
	Sol Melia SA	8,400	140,162
	Telefonica SA	405,073	13,570,005
	Telefonica SA Sponsored ADR	41,300	4,157,671
	Union Fenosa SA	19,200	1,330,994
#	Zardoya Otis SA	21,892	698,221

TOTAL — SPAIN			90,223,427

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
	Alfa Laval AB	13,350	860,671
	Assa Abloy AB Series B	37,900	789,154
	Atlas Copco AB Series A	113,100	1,664,070
	Atlas Copco AB Series B	62,000	849,164
	Boliden AB	42,100	594,471
	Castellum AB	14,800	169,591
	Electrolux AB Series B	33,400	562,787
	Elekta AB Series B	5,000	84,880
	Eniro AB	23,112	251,285
	Fabege AB	15,070	170,962
	Getinge AB	22,800	574,280
	Hennes & Mauritz AB Series B	76,725	4,791,073
#	Holmen AB Series B	6,000	231,125
*	Husqvarna AB Series A	8,400	90,096
	Husqvarna AB Series B	28,000	300,138
	JM AB	8,860	182,624
* #	Lundin Petroleum AB	24,000	270,584
	Meda AB Series A	16,600	222,006
	Modern Times Group AB Series B	6,100	399,224
	NCC AB Series B	7,400	154,700
	Nordea Bank AB	316,648	5,320,364
	OMX AB	7,600	317,214
*	Peab Industri AB	4,400	33,258
	Sandvik AB	125,800	2,278,211
	Scania AB Series A	16,000	427,003

27

	Scania AB Series B	50,400	1,260,151
	Securitas AB Series B	36,700	501,135
	Skandinaviska Enskilda Banken AB Series A	60,900	1,702,442
	Skanska AB Series B	45,800	889,706
#	SKF AB Series A	9,200	162,404
	SKF AB Series B	49,900	880,237
	SSAB Svenskt Stal AB Series A	29,500	809,749
	SSAB Svenskt Stal AB Series B	14,200	354,384
	Svenska Cellulosa AB Series B	79,600	1,419,981
	Svenska Handelsbanken AB Series A	67,400	2,143,424
*	Swedbank AB Series A	51,500	1,660,051
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	731,839
	Tele2 AB Series B	45,550	1,039,572
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	3,686,035
	Telefonaktiebolaget LM Erricson Sponsored ADR	32,200	787,612
	TeliaSonera AB	555,400	5,307,418
	Trelleborg AB Series B	8,800	196,077
	Volvo AB Series A	73,300	1,243,778
	Volvo AB Series B	149,700	2,550,205
	Volvo AB Sponsored ADR	14,500	247,080

TOTAL — SWEDEN			49,162,215

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
	ABB, Ltd.	190,743	5,613,161
	ABB, Ltd. Sponsored ADR	104,400	3,067,272
*	Actelion, Ltd.	5,062	224,098
	Adecco SA	18,801	1,048,325
	Baloise-Holding AG	5,987	578,672
	Banque Cantonale Vaudoise	422	198,327
	Barry Callebaut AG	267	208,185
	BKW FMB Energie AG	5,560	662,759
	Ciba Specialty Chemicals AG	6,841	309,692
	Clariant AG	29,424	259,875
	Compagnie Financiere Richemont AG Series A	70,429	4,840,743
	Credit Suisse Group	134,647	8,135,848
	Credit Suisse Group Sponsored ADR	18,000	1,085,760
*	Efg International	5,534	225,217
	Ems-Chemie Holding AG	1,427	207,750
	Geberit AG	4,959	681,684
	Givaudan SA	798	768,538
	Holcim, Ltd.	28,269	3,042,412
	Julius Baer Holdings, Ltd. AG	28,969	2,451,486
	Kuehne & Nagel International AG	15,160	1,559,644
	Lindt & Spruengli AG	12	404,391
*	Logitech International SA	18,063	614,940
	Lonza Group AG	6,086	711,003
	Nestle SA	59,091	28,411,263
	Nobel Biocare Holding AG	2,137	607,735
	Novartis AG	239,486	13,581,669
	Novartis AG ADR	70,000	3,956,400
* #	Oerlikon Corp.	1,608	739,876
*	Panalpina Welttransport Holding AG	1,210	219,460
	Roche Holding AG Bearer	23,956	4,990,862

28

Roche Holding AG Genusschein	103,191	19,706,372
Schindler Holding AG	18,450	1,153,268
SGS SA	933	1,163,143
Sika AG	278	517,753
Sonova Holding AG	10,755	1,150,252
Straumann Holding AG	1,836	518,495
Sulzer AG	441	666,785
Swatch Group AG	4,325	1,213,731
Swiss Life Holding	4,493	1,265,221
Swiss Re	48,766	3,618,521
Swisscom AG	10,343	3,936,635
Syngenta AG	9,259	2,288,933
Syngenta AG ADR	21,500	1,065,325
The Swatch Group AG	18,164	996,256
UBS AG	219,630	11,124,546
UBS AG ADR	23,661	1,194,407
Vontobel Holdings AG	4,110	201,697
Zurich Financial SVCS AG	20,231	5,896,154

TOTAL — SWITZERLAND		147,084,541

UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Admiral Group P.L.C.	28,290	605,950
Aegis Group P.L.C.	93,242	213,412
Alliance & Leicester P.L.C.	46,652	699,240
Amec P.L.C.	38,159	602,071
Amlin P.L.C.	68,021	431,874
Anglo American P.L.C.	211,678	14,263,176
Antofagasta P.L.C.	193,550	3,034,811
ARM Holdings P.L.C.	139,465	380,933
Arriva P.L.C.	25,545	428,551
Associated British Foods P.L.C.	158,357	2,886,385
AstraZeneca P.L.C.	170,638	8,092,321
AstraZeneca P.L.C. Sponsored ADR	20,400	966,552
Aviva P.L.C.	333,912	4,678,340
BAE Systems P.L.C.	449,566	4,250,022
Balfour Beatty P.L.C.	38,213	383,897
Barclays P.L.C.	720,934	8,332,961
Barclays P.L.C. Sponsored ADR	62,200	2,883,592
Barratt Developments P.L.C.	38,546	368,063
BG Group P.L.C.	399,298	8,361,143
BG Group P.L.C. Sponsored ADR	12,500	1,308,214
BHP Billiton P.L.C.	264,333	8,732,035
BHP Billiton P.L.C. ADR	34,300	2,289,868
BP P.L.C.	2,255,040	27,346,462
BP P.L.C. Sponsored ADR	72,100	5,244,554
Bradford & Bingley P.L.C.	76,093	470,494
Brambles, Ltd.	71,029	752,111
* British Airways P.L.C.	184,946	1,296,286
British American Tobacco P.L.C.	273,139	10,608,443
British Energy Group P.L.C.	149,393	1,602,541
British Sky Broadcasting Group P.L.C.	272,457	3,501,819
BT Group P.L.C.	917,068	5,402,190
BT Group P.L.C. Sponsored ADR	24,102	1,418,885

29

	Bunzl P.L.C.	39,550	581,867
	Burberry Group P.L.C.	48,731	575,691
	Burren Energy P.L.C.	13,812	354,461
	Cable and Wireless P.L.C.	334,935	1,295,837
	Cadbury Schweppes P.L.C.	216,640	2,777,121
	Cadbury Schweppes P.L.C. Sponsored ADR	15,500	799,335
*	Cairn Energy P.L.C.	15,128	730,417
	Capita Group P.L.C.	83,976	1,279,994
	Carnival P.L.C.	21,630	943,788
	Carnival P.L.C. ADR	6,800	297,976
#	Carphone Warehouse Group P.L.C.	182,534	1,372,537
	Centrica P.L.C.	529,509	3,958,798
*	Charter P.L.C.	41,760	740,734
	Cobham P.L.C.	121,998	521,789
	Compass Group P.L.C.	273,560	1,792,168
	Daily Mail & General Trust P.L.C. Series A	35,202	402,413
	Diageo P.L.C.	314,077	7,088,220
	Diageo P.L.C. Sponsored ADR	6,900	625,002
	Drax Group P.L.C.	61,484	861,765
	DSG International P.L.C.	217,103	502,735
*	easyJet P.L.C.	47,520	550,052
	Emap P.L.C.	28,081	480,006
	Enterprise Inns P.L.C.	71,034	776,895
	Experian Group, Ltd.	134,549	1,175,398
	Fiberweb P.L.C.	11,225	9,058
	Firstgroup P.L.C.	59,437	866,270
	Friends Provident P.L.C.	209,193	673,342
	G4S P.L.C.	192,526	863,194
	GKN P.L.C.	93,510	614,973
	GlaxoSmithKline P.L.C.	629,019	16,619,784
	GlaxoSmithKline P.L.C. Sponsored ADR	80,893	4,261,443
	Hays P.L.C.	199,150	520,863
	HBOS P.L.C.	494,812	8,112,612
	Home Retail Group	106,022	755,791
	HSBC Holdings P.L.C.	1,242,796	21,249,215
	HSBC Holdings P.L.C. Sponsored ADR	85,000	7,267,500
	ICAP P.L.C.	64,402	912,964
	IMI P.L.C.	45,074	418,739
	Imperial Chemical Industries P.L.C.	145,926	1,997,068
	Imperial Tobacco Group P.L.C.	72,542	3,751,031
	Imperial Tobacco Group P.L.C. ADR	7,300	757,083
	Inchcape P.L.C.	54,837	462,520
	Informa P.L.C.	51,377	468,367
	Inmarsat P.L.C.	45,770	447,068
	Intercontinental Hotels Group P.L.C.	33,398	639,584
	International Power P.L.C.	226,874	2,177,386
	Intertek Group P.L.C.	14,739	274,023
*	Invensys P.L.C.	158,812	812,761
	Invesco P.L.C.	81,593	1,054,413
	Invesco P.L.C. Sponsored ADR	16,300	427,875
	ITV P.L.C.	488,162	859,065
	John Wood Group P.L.C.	52,188	440,434
	Johnson Matthey P.L.C.	29,167	1,034,351
	Kazakhmys P.L.C.	65,703	1,811,165
	Kelda Group P.L.C.	34,026	753,547

30

	Kesa Electricals P.L.C.	47,659	231,440
	Kingfisher P.L.C.	278,439	871,715
	Ladbrokes P.L.C.	71,647	453,344
	Legal and General Group P.L.C.	772,470	2,059,189
	Lloyds TSB Group P.L.C.	628,751	6,402,849
	Lloyds TSB Group P.L.C. Sponsored ADR	40,600	1,655,668
	LogicaCMG P.L.C.	178,255	454,218
	London Stock Exchange Group P.L.C.	22,307	816,324
	Lonmin P.L.C.	20,348	1,359,949
	Man Group P.L.C.	645,408	6,840,210
	Marks & Spencer Group P.L.C.	206,756	2,479,057
	Meggitt P.L.C.	74,684	477,509
	Michael Page International P.L.C.	84,804	570,065
	Millennium and Copthorne Hotels P.L.C.	15,011	143,470
	Mitchells & Butlers P.L.C.	42,548	504,378
	Mondi P.L.C.	45,856	364,734
	National Express Group P.L.C.	15,806	384,719
	National Grid P.L.C.	297,760	5,019,494
	National Grid P.L.C. Sponsored ADR	16,300	1,377,187
	Next P.L.C.	27,575	986,343
	Northumbrian Water Group P.L.C.	66,232	477,273
	Old Mutual P.L.C.	1,228,065	4,253,124
	Pearson P.L.C.	84,821	1,303,145
	Pearson P.L.C. Sponsored ADR	23,800	366,520
	Pennon Group P.L.C.	45,679	634,266
	Persimmon P.L.C.	34,876	571,893
	Premier Foods P.L.C.	94,370	387,571
	Prudential P.L.C.	249,777	3,482,154
	Prudential P.L.C. ADR	36,100	1,009,356
	Punch Taverns P.L.C.	31,023	523,635
*	Reckitt Benckiser Group P.L.C.	81,700	4,849,327
	Reed Elsevier P.L.C.	121,003	1,519,931
	Reed Elsevier P.L.C. Sponsored ADR	6,800	341,564
	Rentokil Initial P.L.C.	211,528	654,686
	Resolution P.L.C.	72,077	1,048,484
	Reuters Group P.L.C.	136,336	1,680,195
	Reuters Group P.L.C. Sponsored ADR	1,800	134,820
	Rexam P.L.C.	95,761	957,876
	Rio Tinto P.L.C.	114,511	13,299,669
	Rio Tinto P.L.C. Sponsored ADR	7,100	3,319,108
*	Rolls-Royce Group P.L.C. (3283648)	238,236	2,586,834
*	Rolls-Royce Group P.L.C. (B27Y7Y1)	9,624,734	19,788
	Royal & Sun Alliance Insurance Group P.L.C.	357,994	1,091,800
	Royal Bank of Scotland Group P.L.C.	1,447,600	13,668,561
	Royal Dutch Shell P.L.C. ADR	120,400	9,709,056
	Royal Dutch Shell P.L.C. Series B	303,924	12,217,664
	SABmiller P.L.C.	124,801	3,548,854
	Sage Group P.L.C.	183,476	812,903
	Sainsbury (J.) P.L.C.	198,701	1,795,634
	Schroders P.L.C.	33,726	926,801
	Schroders P.L.C. Non-Voting	9,996	241,202
	Scottish & Newcastle P.L.C.	106,060	1,626,446
	Scottish & Southern Energy P.L.C.	112,838	3,687,821
	Serco Group P.L.C.	57,898	565,934
	Severn Trent P.L.C.	27,903	898,401

31

Shire P.L.C.	50,705	1,203,308
Shire P.L.C. ADR	5,600	397,320
SIG P.L.C.	13,392	237,985
Signet Group P.L.C.	179,411	230,891
Smith & Nephew P.L.C.	96,278	1,149,194
Smith & Nephew P.L.C. Sponsored ADR	5,300	316,781
Smiths Group P.L.C.	46,246	1,014,665
St. Jame’s Place P.L.C.	19,946	124,657
Stagecoach Group P.L.C.	77,637	394,070
Standard Chartered P.L.C.	191,822	7,544,739
Tate & Lyle P.L.C.	57,334	530,986
Taylor Wimpey P.L.C.	117,386	496,480
Tesco P.L.C.	1,241,865	12,234,495
* Thomas Cook Group P.L.C.	733	3,984
Tomkins P.L.C.	73,285	294,479
Tomkins P.L.C. Sponsored ADR	8,700	138,591
Travis Perkins P.L.C.	15,009	410,144
* TUI Travel PLC	46,985	265,401
Tullow Oil P.L.C.	100,008	1,380,267
Unilever P.L.C.	135,225	4,947,002
Unilever P.L.C. Sponsored ADR	59,800	2,182,102
United Business Media P.L.C.	30,736	403,556
United Utilities P.L.C.	91,323	1,407,300
United Utilities P.L.C. Sponsored ADR	6,700	206,641
Vedanta Resources P.L.C.	32,515	1,539,132
Vodafone Group P.L.C.	6,093,647	22,803,349
Vodafone Group P.L.C. Sponsered ADR	139,300	5,188,925
Whitbread P.L.C.	23,915	707,356
William Hill P.L.C.	36,703	390,587
William Morrison Supermarkets P.L.C.	308,821	1,959,005
Wolseley P.L.C.	61,030	870,314
Wolseley P.L.C. ADR	19,300	277,341
WPP Group P.L.C.	124,799	1,574,371
WPP Group P.L.C. Sponsored ADR	7,000	442,750
Xstrata P.L.C.	127,850	8,978,314
Yell Group P.L.C.	92,620	793,343

TOTAL — UNITED KINGDOM		454,339,667

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Marathon Oil Corp.	1,495	83,571

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,980,000 FNMA 6.50%, 11/01/36, valued at $4,628,450) to be repurchased at $4,561,687	$4,560	4,560,000

32

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (8.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $80,518,237 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 10/01/31 to 10/01/37; FNMA 6.083%(r), 06/01/47; & GNMA 5.000% 01/20/37, valued at $71,943,508) to be repurchased at $70,560,065	$70,533	70,532,851
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $52,303,679 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 06/01/21 to 11/01/47, valued at $51,002,552) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $88,648,288 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 08/01/35 to 12/01/37 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 10/01/37, valued at $81,604,672) to be repurchased at $80,030,867	80,000	80,000,000

TOTAL SECURITIES LENDING COLLATERAL			200,532,851

TOTAL INVESTMENTS - (100.0%) (Cost $1,673,055,164)			$2,401,298,804

See accompanying Notes to Financial Statements.

33

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
#	ABB Grain, Ltd.	60,627	$449,916
#	ABC Learning Centres, Ltd.	154,431	719,951
#	Adelaide Brighton, Ltd.	149,487	476,039
# *	AED Oil, Ltd.	17,469	66,742
	Aevum, Ltd.	37,670	94,582
	AGL Energy, Ltd.	29,548	335,452
	AJ Lucas Group, Ltd.	5,060	16,615
*	Alchemia, Ltd.	48,783	29,013
#	Alesco Corp., Ltd.	32,698	289,961
*	Alkane Resources, Ltd.	158,923	43,788
# *	Allegiance Mining NL	85,680	51,365
# *	Alliance Resources, Ltd.	27,027	35,061
	Alumina, Ltd.	17,440	99,854
	Alumina, Ltd. Sponsored ADR	17,600	402,512
*	Amadeus Energy, Ltd.	56,725	37,206
	Amalgamated Holdings, Ltd.	34,074	198,202
	Amcor, Ltd.	85,010	515,037
	Amcor, Ltd. Sponsored ADR	31,007	751,380
	AMP, Ltd.	55,398	497,808
	Ansell, Ltd.	58,432	597,419
*	Antares Energy, Ltd.	51,000	20,639
# *	Anzon Australia, Ltd.	87,566	122,662
#	APA Group	69,614	227,069
	APN News & Media, Ltd.	120,264	532,142
*	Aquila Resources, Ltd.	27,921	227,487
# *	Arana Therapeutics, Ltd.	24,066	24,491
	ARB Corporation, Ltd.	12,613	47,189
# *	ARC Energy, Ltd.	72,618	89,981
#	Aristocrat Leisure, Ltd.	13,837	134,654
# *	Arrow Energy NL	139,008	378,801
*	Asciano Group	51,688	340,616
	ASG Group, Ltd.	39,834	63,088
	Aspen Group	344	837
	ASX, Ltd.	33,415	1,675,516
	Atlas Group Holding, Ltd.	42,493	27,625
*	Aurora Oil and Gas, Ltd.	31,345	12,751
	Ausdrill, Ltd.	53,006	111,338
#	Austal, Ltd.	54,524	128,474
# *	Austar United Communications, Ltd.	204,458	282,625
	Austereo Group, Ltd.	97,856	212,731
#	Australand Property Group	155,386	329,593
	Australia & New Zealand Banking Group, Ltd.	376,573	9,407,264
#	Australian Agricultural Co., Ltd.	75,868	227,516
#	Australian Infrastructure Fund	94,814	276,937
# *	Australian Pharmaceutical Industries, Ltd.	48,172	79,086

1

*	Australian Worldwide Exploration, Ltd.	169,353	508,643
	Automotive Holdings Group	49,889	168,050
	AVJennings, Ltd.	74,872	76,717
#	AWB, Ltd.	136,799	332,020
	AXA Asia Pacific Holdings, Ltd.	87,667	622,547
# *	Babcock & Brown Communities, Ltd.	128,758	111,595
# *	Babcock & Brown Environmental Investments, Ltd.	15,142	6,550
#	Babcock & Brown Infrastructure Group	344,863	490,679
#	Babcock & Brown, Ltd.	19,976	461,929
#	Bank of Queensland, Ltd.	40,894	659,411
#	Beach Petroleum, Ltd.	367,684	468,642
*	Becton Property Group	49,598	210,595
*	Bemax Resources, Ltd.	306,857	65,174
#	Bendigo Bank, Ltd. (6091280)	51,833	794,505
*	Bendigo Bank, Ltd. (B29HBV3)	36,705	544,602
# *	Bendigo Mining, Ltd.	210,538	61,887
	BHP Billiton, Ltd. Sponsored ADR	41,600	3,154,528
#	Billabong International, Ltd.	55,429	735,437
*	Biota Holdings, Ltd.	28,189	31,924
	Blackmores, Ltd.	1,329	25,857
	BlueScope Steel, Ltd.	176,818	1,546,924
# *	Bolnisi Gold NL	19,133	54,349
#	Boom Logistics, Ltd.	53,887	103,107
	Boral, Ltd.	248,281	1,413,244
	Bradken, Ltd.	19,858	238,332
	Brambles, Ltd.	39,031	428,147
	Brickworks, Ltd.	45,469	538,080
	BSA, Ltd.	35,000	21,511
#	Cabcharge Australia, Ltd.	21,739	212,197
*	Calliden Group, Ltd.	22,482	10,742
	Caltex Australia, Ltd.	31,744	621,492
#	Campbell Brothers, Ltd.	14,124	420,585
	Candle Australia, Ltd.	20,270	42,537
# *	Capral Aluminium, Ltd.	23,549	7,430
	Cardno, Ltd.	13,345	90,975
	Cash Converters International, Ltd.	32,299	11,427
# *	CBH Resources, Ltd.	242,178	128,427
	CEC Group, Ltd.	1,147	2,491
*	Cellestis, Ltd.	15,436	34,084
*	Centamin Egypt, Ltd.	83,695	105,722
#	Centennial Coal Co., Ltd.	117,525	489,863
*	Ceramic Fuel Cells, Ltd.	12,000	7,491
	Challenger Financial Services Group, Ltd.	146,708	722,690
	Charter Hall Group	118,532	279,327
*	ChemGenex Pharmaceuticals, Ltd.	34,210	32,299
# *	Citigold Corp., Ltd.	230,772	94,804
#	City Pacific, Ltd.	43,314	140,659
*	Clough, Ltd.	125,230	91,397
	CMI, Ltd.	21,191	29,014
#	Coates Hire, Ltd.	93,145	539,477
	Coca-Cola Amatil, Ltd.	43,938	388,919
	Cochlear, Ltd.	6,764	452,247
	Codan, Ltd.	4,156	3,280
#	Coffey International, Ltd.	25,050	88,049
#	Commander Communications, Ltd.	57,385	16,290

2

	Commonwealth Bank of Australia	135,726	7,184,564
# *	Compass Resources NL	18,720	52,661
	Computershare, Ltd.	83,899	755,154
#	ConnectEast Group	329,531	491,831
#	Consolidated Minerals, Ltd.	46,271	200,336
	Consolidated Rutile, Ltd.	60,615	27,825
*	Copperco, Ltd.	144,300	112,723
#	Corporate Express Australia, Ltd.	26,230	145,984
#	Count Financial, Ltd.	35,349	89,615
	Coventry Group, Ltd.	13,156	41,702
	CP1, Ltd.	80,000	43,245
	Crane Group, Ltd.	29,154	431,095
#	Credit Corp. Group, Ltd.	5,805	26,942
*	Crescent Gold, Ltd.	68,000	25,193
	CSL, Ltd.	12,261	378,623
	CSR, Ltd.	355,193	956,648
# *	Customers, Ltd.	367,952	58,748
	Data#3, Ltd.	3,162	21,520
#	David Jones, Ltd.	165,759	735,048
# *	Deep Yellow, Ltd.	333,938	107,118
	Devine, Ltd.	80,024	95,813
*	Dioro Exploration NL (6482044)	27,574	43,832
*	Dioro Exploration NL (B24HVF2)	14,297	2,525
	Dominion Mining, Ltd.	24,619	104,727
	Downer EDI, Ltd.	124,832	544,525
*	Drillsearch Energy, Ltd.	351,691	37,594
#	DUET Group	133,046	396,774
	Dyno Nobel, Ltd.	239,399	521,937
*	Eastern Star Gas, Ltd.	105,676	40,700
# *	Emporer Mines, Ltd.	65,878	4,113
#	Energy Developments, Ltd.	28,293	90,077
*	Energy World Corp., Ltd.	189,894	169,815
#	Envestra, Ltd.	192,024	167,418
	Equigold NL	27,431	76,543
*	ERG, Ltd.	186,113	14,600
#	Euroz, Ltd.	10,178	45,907
	Fairfax Media, Ltd.	266,416	1,117,761
	Felix Resources, Ltd.	49,166	348,919
*	First Australian Resources, Ltd.	265,458	30,623
#	FKP Property Group	93,448	605,263
#	Fleetwood Corp., Ltd.	12,378	117,476
	Flight Centre, Ltd.	12,672	328,989
	Forest Enterprises Australia, Ltd.	51,018	28,681
# *	Fortescue Metals Group, Ltd.	13,685	697,962
	Foster’s Group, Ltd.	267,758	1,493,575
	Funtastic, Ltd.	54,775	33,030
	Futuris Corp., Ltd.	266,328	500,102
*	Geodynamics, Ltd.	55,914	100,411
*	Gindalbie Metals, Ltd.	78,694	93,485
*	Giralia Resources NL	91,756	126,898
*	Golden Gate Petroleum, Ltd.	34,478	10,691
	Goodman Fielder, Ltd.	430,527	745,887
	Graincorp, Ltd. Series A	16,929	140,090
# *	Grange Resources, Ltd.	19,699	43,824
	GRD, Ltd.	62,910	116,787

3

#	Great Southern, Ltd.	67,430	128,818
#	GUD Holdings, Ltd.	18,207	175,579
#	Gunns, Ltd.	134,888	454,524
#	GWA International, Ltd.	78,426	262,988
	Harvey Norman Holdings, Ltd.	96,261	610,662
	Hastie Group, Ltd.	17,790	70,965
#	Healthscope, Ltd.	86,057	415,692
*	Herald Resources, Ltd.	79,842	109,583
*	Heron Resources, Ltd.	38,250	46,351
#	Hills Industries, Ltd.	52,778	298,672
#	Home Building Society, Ltd.	7,350	115,040
*	Horizon Oil, Ltd.	163,553	50,733
*	Housewares International, Ltd.	39,994	78,149
#	IBA Health, Ltd.	73,721	61,931
	IDT Australia, Ltd.	8,350	17,584
	iiNet, Ltd.	43,022	77,789
#	Iluka Resources, Ltd.	104,743	400,883
	Imdex, Ltd.	45,927	99,129
#	Incitec Pivot, Ltd.	8,372	674,295
	Independence Group NL	16,915	123,367
*	Independent Practitioner Network, Ltd.	37,538	8,662
*	Indophil Resources NL	95,364	79,292
	Infomedia, Ltd.	80,383	37,111
	Insurance Australia Group, Ltd.	239,946	948,752
	Invocare, Ltd.	17,111	105,181
#	IOOF Holdings, Ltd.	20,617	163,609
#	Iress Market Technology, Ltd.	22,660	172,055
# *	Jabiru Metals, Ltd.	17,929	21,791
#	James Hardie Industries NL	10,437	58,533
	JB Hi-Fi, Ltd.	18,365	263,956
	Jubilee Mines NL	20,340	415,749
#	Just Group, Ltd.	27,800	130,298
#	Kagara Zinc, Ltd.	34,182	194,744
*	Kings Minerals NL	58,252	32,019
*	Kingsgate Consolidated, Ltd.	22,123	96,228
*	Lakes Oil NL	2,676,661	21,343
*	Lednium, Ltd.	21,998	1,554
	Leighton Holdings, Ltd.	7,365	398,762
	Lend Lease Corp., Ltd.	79,647	1,358,585
# *	Life Therapeutics, Ltd.	9,864	3,077
*	Lihir Gold, Ltd.	120,048	407,741
	Lion Nathan, Ltd.	61,448	502,492
# *	Lynas Corp., Ltd.	73,871	67,541
#	MacArthur Coal, Ltd.	38,292	305,551
	MacMahon Holdings, Ltd.	144,195	249,859
*	Macmin Silver, Ltd.	108,321	22,044
	Macquarie Airports	40,688	156,473
#	Macquarie Communications Infrastructure Group	70,070	332,303
# *	Macquarie Group, Ltd.	18,354	1,301,610
#	Macquarie Media Group, Ltd.	74,039	281,944
# *	Marion Energy, Ltd.	106,514	93,027
	MaxiTRANS Industries, Ltd.	60,066	33,026
*	McGuigan Simeon Wines, Ltd.	22,366	31,819
	McPherson’s, Ltd.	21,505	70,171
	Melbourne IT, Ltd.	19,534	59,156

4

	Mermaid Marine Australia, Ltd.	46,115	79,647
	Metcash, Ltd.	300,289	1,162,929
	MFS Living and Leisure Group	62,000	49,548
# *	Midwest Corp., Ltd.	19,714	71,339
	Minara Resources, Ltd.	67,875	378,231
	Mincor Resources NL	39,115	156,148
*	Mineral Deposits, Ltd.	108,593	125,943
	Mirvac, Ltd.	124,739	637,301
	Mitchell Communications Group, Ltd.	9,779	10,134
*	Molopo Australia, Ltd.	62,480	48,018
	Monadelphous Group, Ltd.	9,393	121,790
	Mortgage Choice, Ltd.	22,700	46,025
*	Mosaic Oil NL	240,000	25,446
*	Mount Gibson Iron, Ltd.	210,387	489,736
# *	Murchison Metals, Ltd.	49,416	175,667
	MYOB, Ltd.	78,318	95,128
	National Australia Bank, Ltd.	217,512	7,379,960
	National Hire Group, Ltd.	17,824	42,339
	Navitas, Ltd.	39,600	73,309
#	New Hope Corp., Ltd.	284,133	598,300
	Newcrest Mining, Ltd.	19,325	575,100
*	NewSat, Ltd.	2,500,000	20,446
# *	Nexus Energy, Ltd.	137,431	206,509
# *	Nido Petroleum, Ltd.	255,023	61,985
#	Nufarm, Ltd.	45,607	678,063
*	Nylex, Ltd.	7,642	16,123
	Oakton, Ltd.	10,234	55,728
# *	Oceana Gold Corp.	11,340	27,404
	Oil Search, Ltd.	387,052	1,594,229
	Onesteel, Ltd.	237,849	1,400,041
	Orica, Ltd.	47,634	1,188,561
	Origin Energy, Ltd.	188,399	1,453,894
#	Over Fifty Group, Ltd.	7,426	15,581
#	Oxiana, Ltd.	218,457	765,516
	Pacific Brands, Ltd.	204,504	565,796
# *	Paladin Energy, Ltd.	151,179	915,330
*	Pan Australian Resources, Ltd.	460,757	412,335
*	Pan Pacific Petroleum NL	255,023	51,028
	Paperlinx, Ltd.	129,023	277,838
	PCH Group, Ltd.	56,215	69,140
	Peet, Ltd.	44,082	161,454
	Perilya, Ltd.	40,507	106,955
#	Perpetual Trustees Australia, Ltd.	4,342	261,868
# *	Perseverance Corp., Ltd.	117,716	20,476
*	Petsec Energy, Ltd.	48,701	70,340
*	Pharmaxis, Ltd.	21,043	77,136
#	Photon Group, Ltd.	29,996	175,251
*	Planet Gas, Ltd.	20,000	3,033
	PMP, Ltd.	99,841	161,319
#	Port Bouvard, Ltd.	51,703	92,502
*	Portman, Ltd.	47,787	472,424
*	Precious Metals Australia, Ltd.	2,000	3,498
#	Primary Health Care, Ltd.	40,070	439,635
	Prime Television, Ltd.	28,742	94,477
	Programmed Maintenance Service, Ltd.	23,302	106,741

5

	Publishing and Broadcasting, Ltd.	51,278	944,259
	Qantas Airways, Ltd.	129,700	672,015
	QBE Insurance Group, Ltd.	88,671	2,551,427
#	Ramsay Health Care, Ltd.	44,855	435,995
	RCR Tomlinson, Ltd.	37,083	79,422
	Reckon, Ltd.	26,821	31,430
	Redflex Holdings, Ltd.	13,507	39,143
	Reece Australia, Ltd.	1,214	30,057
*	Resolute Mining, Ltd.	82,808	128,280
*	Resource Pacific Holdings, Ltd.	78,390	163,199
#	Ridley Corp., Ltd.	81,919	84,095
#	Rio Tinto, Ltd.	11,376	1,466,727
*	Riversdale Mining, Ltd.	33,792	296,121
# *	Roc Oil Co., Ltd.	112,697	300,435
#	SAI Global, Ltd.	48,082	121,841
*	Salinas Energy, Ltd.	37,518	19,908
	Sally Malay Mining, Ltd.	39,050	178,500
	Salmat, Ltd.	41,258	148,307
	Santos, Ltd.	141,398	1,792,967
	Seek, Ltd.	22,728	159,391
#	Select Harvests, Ltd.	12,352	86,260
	Servcorp, Ltd.	21,439	98,147
	Service Stream, Ltd.	31,367	56,174
	Seven Network, Ltd.	55,744	666,783
#	Sigma Pharmaceuticals, Ltd.	180,816	261,901
*	Silex System, Ltd.	19,663	124,569
#	Sims Group, Ltd.	39,256	951,291
# *	Sino Gold Mining, Ltd.	21,006	130,350
*	Sino Strategic International, Ltd.	9,056	8,445
	Skilled Group, Ltd.	6,261	29,906
	SMS Management & Technology, Ltd.	12,613	81,074
	Sonic Healthcare, Ltd.	103,159	1,530,160
#	SP Telemedia, Ltd.	67,344	22,674
	Specialty Fashion Group, Ltd.	15,256	20,295
*	Sphere Investments, Ltd. (6162272)	41,187	125,239
*	Sphere Investments, Ltd. (B1X1CW2)	770	—
#	Spotless Group, Ltd.	84,990	342,982
# *	St. Barbara, Ltd.	188,415	130,337
#	St. George Bank, Ltd.	55,325	1,770,833
	Staging Connections Group, Ltd.	15,000	13,266
	Straits Resources, Ltd.	55,870	326,050
	Structural Systems, Ltd.	24,031	77,982
#	STW Communications Group, Ltd.	49,905	109,248
	Suncorp-Metway, Ltd.	96,727	1,602,900
*	Sundance Resources, Ltd.	135,618	60,588
#	Sunland Group, Ltd.	81,985	299,614
	Super Cheap Auto Group, Ltd.	37,900	146,231
	Symbion Health, Ltd.	121,676	436,441
*	Symex Holdings, Ltd.	21,158	10,982
	TABCORP Holdings, Ltd.	119,166	1,610,264
	Talent2 International, Ltd.	34,052	87,517
# *	Tamaya Resources, Ltd.	212,253	47,179
*	Tap Oil, Ltd.	43,447	95,672
	Tassal Group, Ltd.	49,360	165,576
	Tattersall’s, Ltd.	253,230	898,745

6

	Technology One, Ltd.	9,236	9,021
	Telstra Corp., Ltd.	16,750	46,677
	Telstra Corp., Ltd. ADR	37,100	766,141
#	Ten Network Holdings, Ltd.	91,561	225,943
	TFS Corp., Ltd.	79,331	67,917
	Thakral Holdings Group	123,583	121,545
	The Reject Shop, Ltd.	5,100	58,588
#	Timbercorp, Ltd.	77,016	117,656
	Toll Holdings, Ltd.	113,620	1,382,585
*	Tower Australia Group, Ltd.	74,441	176,827
#	Transfield Services, Ltd.	51,375	701,127
#	Transurban Group	68,394	435,619
	Troy Resources NL	24,261	68,921
	Trust Co., Ltd.	9,076	94,099
	United Group, Ltd.	38,413	737,640
	UXC, Ltd.	48,520	85,644
# *	Ventracor, Ltd.	51,088	31,699
*	View Resources, Ltd.	143,288	29,171
	Village Roadshow, Ltd.	28,380	74,596
#	Virgin Blue Holdings, Ltd.	305,977	599,934
	Vision Group Holdings, Ltd.	24,844	73,681
#	Washington H. Soul Pattinson & Co., Ltd.	82,640	674,197
	Watpac, Ltd.	26,613	113,205
	Wattyl, Ltd.	30,403	70,929
	Webjet, Ltd.	37,950	59,793
#	Wesfarmers, Ltd. (6948836)	39,646	1,526,951
*	Wesfarmers, Ltd. (B291502)	4,586	175,816
	West Australian Newspapers Holdings, Ltd.	20,839	226,222
# *	Western Areas NL	19,985	104,468
	Westpac Banking Corp.	41,794	1,051,224
	Westpac Banking Corp. Sponsored ADR	30,000	3,795,000
	WHK Group, Ltd.	67,530	137,841
	Wide Bay Australia, Ltd.	5,839	64,619
	Woodside Petroleum, Ltd.	12,735	547,876
	Woolworths, Ltd.	42,654	1,278,586
	WorleyParsons, Ltd.	9,305	415,125
	Zinifex, Ltd.	98,259	1,255,986
TOTAL COMMON STOCKS			137,087,394

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd.- Series A	21,739	56,880

RIGHTS/WARRANTS — (0.0%)
*	Alkane Resources, Ltd. Rights 12/21/07	31,784	—
*	Clough, Ltd. Rights 12/24/07	25,046	9,511
*	Mosiac Oil NL Rights 12/12/07	24,000	—
*	Victoria Petroleum NL Options 01/31/10	42,768	3,022
TOTAL RIGHTS/WARRANTS			12,533

TOTAL — AUSTRALIA			137,156,807

7

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	1,528	154,622
	Andritz AG	6,655	410,858
*	Austrian Airlines AG	11,525	97,010
# *	BWIN Interactive Entertainment AG	5,610	196,184
	BWT AG	2,227	145,225
*	CA Immobilien Anlagen AG	4,844	111,531
	Constantia Packaging AG	1,847	130,714
*	Conwert Immobilien Invest AG	1,134	19,520
	Erste Bank der Oesterreichischen Sparkassen AG	39,365	2,860,136
	EVN AG	3,999	494,659
	Flughafen Wien AG	4,262	481,329
*	Intercell AG	6,235	235,899
	Lenzing AG	637	342,716
	Mayr-Melnhof Karton AG	3,409	383,775
	Oberbank AG	664	143,542
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	209,864
	OMV AG	41,316	2,932,604
	Palfinger AG	2,328	106,950
	Raiffeisen International Bank-Holding AG	2,309	375,553
*	RHI AG	9,180	376,035
	Rosenbauer International AG	1,136	57,965
*	S&T System Integration & Technology Distribution AG	653	47,611
	Schoeller-Bleckmann Oilfield Equipment AG	1,702	155,985
# *	Sparkassen Immobilien AG	3,794	43,853
	Telekom Austria AG	12,305	359,212
#	Telekom Austria AG ADR	4,200	246,598
#	Uniqa Versicherungen AG	28,046	888,860
	Voestalpine AG	15,674	1,145,225
	Wiener Staedtische Versicherung AG	10,828	807,563
	Wienerberger AG	29,220	1,651,234
	Wolford AG	994	44,116

TOTAL — AUSTRIA			15,656,948

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	9,607	980,694
	Agfa Gevaert NV	33,313	366,475
	Banque Nationale de Belgique	102	472,750
	Barco NV	4,078	314,931
	Bekaert SA	6,188	858,294
	Colruyt SA	1,425	314,769
	Compagnie d’Entreprises CFE	79	160,990
#	Compagnie Immobiliere de Belgique SA	1,158	64,387
	Compagnie Maritime Belge SA	2,791	249,977
	Deceuninck NV	2,599	60,906
	Delhaize Group	4,235	369,499
	Delhaize Group Sponsored ADR	37,000	3,227,140
	Dexia SA	149,415	4,070,234
	Distrigaz	33	255,014
	Dolmen Computer Applications NV	1,982	37,409
	D’Ieteren NV SA	1,400	541,679
#	Duvel Moorgat SA	360	23,251
	Econocom Group SA	3,302	37,991
#	Elia System Operator SA NV	5,189	213,208

8

	Euronav SA	12,117	399,217
#	Exmar NV	4,114	133,080
	Fortis	79,858	2,132,595
*	ICOS Vision Systems NV	1,915	76,200
	Image Recognition Integrated Systems (I.R.I.S.)	843	64,166
	InBev NV	8,514	745,946
# *	Innogenetics NV	2,604	22,496
*	Ion Beam Application	2,356	66,527
	Jensen-Group NV	2,121	28,296
	KBC Groep NV	15,539	2,163,165
	Kinepolis	541	28,585
#	Melexis NV	4,772	75,585
	Mobistar SA	4,316	380,685
	Omega Pharma SA	6,823	475,115
*	Option NV	1,936	16,506
*	Real Software NV	36,747	21,460
#	Recticel SA	7,379	109,575
#	Roularta Media Group NV	1,066	81,450
	Sioen Industries NV	3,917	52,581
	Sipef NV	548	306,360
	Solvay SA	10,134	1,502,569
*	Spector Photo Group SA	12,000	21,032
	Tessenderlo Chemie NV	11,400	628,726
	UCB SA (5596991)	31,715	1,507,835
	UCB SA (5675588)	546	25,896
	Umicore	3,281	765,487
	Van De Velde NV	1,294	64,356
	VPK Packaging Group SA	1,132	64,639
TOTAL COMMON STOCKS			24,579,728

RIGHTS/WARRANTS — (0.0%)
*	Dolmen Computer Applications NV Rights 10/26/07	1,982	435

TOTAL — BELGIUM			24,580,163

CANADA — (6.8%)
COMMON STOCKS — (6.8%)
*	20-20 Technologies, Inc.	600	3,894
*	Aastra Technologies, Ltd.	5,600	168,008
# *	Abitibibowater, Inc.	4,682	103,243
*	Absolute Software Corp.	6,200	238,588
# *	Adaltis, Inc.	5,500	4,180
# *	Adanac Molybdenum Corp.	20,300	24,970
	Addax Petroleum Corp.	5,400	232,212
	Aecon Group, Inc.	8,800	150,048
*	AEterna Zentaris, Inc.	6,800	11,629
#	AGF Management, Ltd. Class B	22,384	713,414
	Agnico Eagle Mines, Ltd.	8,000	385,859
	Agrium, Inc.	18,400	1,063,573
# *	Ainsworth Lumber Co., Ltd.	1,900	9,120
*	Akela Pharma, Inc.	529	2,645
	Akita Drilling, Ltd.	5,400	55,353
*	Alamos Gold, Inc.	11,600	58,583
*	Alberta Clipper Energy, Inc.	6,600	10,957

9

*	Alexco Resource Corp.	9,700	45,883
	Alimentation Couche-Taro, Inc. Class B	28,400	514,634
*	Allen-Vanguard Corp.	11,200	95,765
*	Altius Minerals Corp.	3,900	97,466
	Amerigo Resources, Ltd.	45,100	98,323
	Amica Mature Lifestyles, Inc.	1,600	16,001
*	Anderson Energy, Ltd.	25,700	78,132
	Andrew Peller, Ltd.	900	8,685
*	Angiotech Pharmaceuticals, Inc.	36,800	147,575
*	Antrim Energy, Inc.	27,900	133,927
*	Anvil Mining, Ltd.	23,100	383,017
*	Aquiline Resources, Inc.	6,100	59,539
*	Arawak Energy Corp.	36,500	100,015
*	Aspreva Pharmaceuticals Corp.	14,600	375,385
	Astral Media, Inc. Class A	21,200	927,546
#	Atco, Ltd. Class I	9,600	581,789
*	Atlantis Systems Corp.	2,500	550
*	Atna Resource, Ltd.	5,200	7,384
*	Atrium Innovations, Inc.	5,814	130,822
*	ATS Automation Tooling System, Inc.	28,540	124,155
*	Augusta Resource Corp.	25,200	91,985
*	Aurelian Resources, Inc.	17,000	128,356
*	Aurizon Mines, Ltd.	17,600	62,307
*	Aurora Energy Resources, Inc.	7,000	98,285
*	Axcan Pharma, Inc.	23,400	526,058
*	AXIA NetMedia Corp.	11,500	40,712
*	Azure Dynamics Corp.	51,000	16,831
*	Baffinland Iron Mines Corp.	4,300	15,137
# *	Baja Mining Corp.	4,800	8,496
# *	Ballard Power Systems, Inc.	39,400	177,309
#	Bank of Montreal	68,610	4,329,508
#	Bank of Nova Scotia	87,001	4,605,193
*	Bankers Petroleum, Ltd.	107,800	91,635
#	Barrick Gold Corp.	116,117	4,715,747
#	BCE, Inc.	20,716	812,522
	Bell Aliant Regional Communications Income Fund	1,300	37,689
*	Berens Energy, Ltd.	26,800	16,081
*	BioMS Medical Corp.	21,900	53,658
*	BioteQ Environmental Technologies, Inc.	4,900	19,846
#	Biovail Corp.	49,900	763,508
*	Birch Mountain Resources, Ltd.	1,200	1,404
*	Birchcliff Energy, Ltd.	29,300	143,284
	BMTC Group, Inc.	1,400	27,875
*	Bombardier, Inc. Class B	138,400	837,362
# *	Boralex, Inc. Class A	10,400	171,193
*	Bow Valley Energy, Ltd.	23,500	145,002
	BPO Properties, Ltd.	600	37,202
*	Breaker Energy, Ltd.	10,700	57,462
*	Breakwater Resources, Ltd.	98,200	176,769
#	Brookfield Asset Management, Inc. Series A	9,374	338,793
#	Brookfield Properties Corp.	7,500	162,758
	Buhler Industries, Inc.	383	2,283
*	Bulldog Resouces, Inc.	5,900	38,647
	CAE, Inc.	38,034	448,824
	Calfrac Well Services, Ltd.	9,600	181,545

10

	Calian Technologies, Ltd.	800	10,481
*	Calvalley Petroleum, Inc.	21,600	120,750
	Cameco Corp.	18,400	762,902
	Canaccord Capital, Inc.	15,600	247,584
	Canada Bread Co., Ltd.	6,300	422,121
*	Canadian Hydro Developers, Inc.	57,800	356,066
#	Canadian Imperial Bank of Commerce	27,600	2,457,627
#	Canadian National Railway Co.	36,400	1,780,413
	Canadian National Resources, Ltd.	23,300	1,520,401
	Canadian Pacific Railway, Ltd.	33,700	2,247,902
*	Canadian Royalties, Inc.	14,900	44,106
*	Canadian Superior Energy, Inc.	51,900	134,947
#	Canadian Tire Corp. Class A	17,400	1,241,378
#	Canadian Utilities, Ltd. Class A	8,900	449,562
	Canadian Western Bank	16,900	456,830
*	Canadian Zinc Corp.	23,000	14,951
	Canam Group, Inc. Class A	18,100	215,582
*	Candax Energy	49,500	42,572
*	Candente Resource Corp.	9,800	18,229
*	Canfor Corp.	39,600	308,895
*	Cangene Corp.	11,500	85,679
*	CanWest Global Communications Corp.	15,800	112,186
*	Capstone Mining Corp.	36,600	99,191
*	Cardero Resource Corp.	18,400	32,386
*	Cardiome Pharma Corp.	6,700	67,204
*	Carpathian Gold, Inc.	17,400	11,137
#	Cascades, Inc.	28,600	237,964
*	Caspian Energy, Inc.	18,000	7,200
*	Catalyst Paper Corp.	46,900	70,354
	CCL Industries, Inc. Class B	10,200	380,275
*	CE Franklin, Ltd.	900	6,345
*	Celestica, Inc.	102,600	597,162
*	Celtic Exploration, Ltd.	8,500	100,050
*	Ceramic Protection Corp.	500	3,050
*	Certicom Corp.	2,000	3,120
*	CGI Group, Inc.	129,700	1,464,386
*	Chariot Resouces, Ltd.	47,500	43,702
	CHC Helicopter Corp. Class A	9,100	185,103
*	Cinch Energy Corp.	5,000	4,100
#	Cinram International, Inc. Income Fund	5,000	26,251
	Clairvest Group, Inc.	1,000	14,351
#	Clarke, Inc.	8,500	68,003
*	Claude Resources, Inc.	25,100	33,385
*	Coalcorp Mining, Inc.	26,257	52,517
*	Cognos, Inc.	9,200	527,094
*	COM DEV International, Ltd.	18,600	63,243
*	Comaplex Minerals Corp.	2,300	13,962
*	Compton Petroleum Corp.	41,400	326,248
	Congeco Cable, Inc.	7,300	322,457
# *	Connacher Oil & Gas, Ltd.	90,500	308,620
*	Constellation Copper Corp.	11,500	1,898
	Corby Distilleries, Ltd.	1,300	32,489
*	Cordero Energy, Inc.	10,900	30,195
*	Corridor Resources, Inc.	8,100	85,459
#	Corus Entertainment, Inc. Class B	16,300	806,075

11

*	Cott Corp.	14,000	86,804
*	Crew Energy, Inc.	9,700	77,604
*	Crew Gold Corp.	6,000	8,280
*	CryoCath Technologies, Inc.	2,400	11,881
*	Crystallex International Corp.	43,500	102,230
*	Cyries Energy, Inc.	10,900	60,062
*	Dalsa Corp.	6,800	59,027
*	Delphi Energy Corp.	33,300	52,617
*	Denison Mines Corp.	57,304	527,223
*	Discovery Air, Inc. Class A	20,800	26,001
*	Divestco, Inc.	7,300	12,776
*	Domtar Corp.	102,200	774,715
	Dorel Industries, Inc. Class B	12,000	388,099
*	Draxis Health, Inc.	19,600	77,424
*	Dundee Corp. Class A	24,900	542,598
*	Dundee Precious Metals, Inc.	16,300	128,776
	DundeeWealth, Inc.	28,400	625,399
*	Duvernay Oil Corp.	18,900	464,207
*	Dynacor Gold Mines, Inc.	117	41
*	Eastern Platinum, Ltd.	305,200	839,342
	easyhome, Ltd.	100	2,002
*	Eldorado Gold Corp.	51,400	299,677
#	Emera, Inc.	8,200	176,063
*	Emergis, Inc.	23,800	194,932
	Empire Co., Ltd. Class A	11,600	522,026
#	Enbridge, Inc.	64,493	2,397,970
	EnCana Corp.	77,200	5,026,743
*	Endeavour Silver Corp.	11,300	43,846
*	Endev Energy, Inc.	46,200	38,348
	Enghouse Systems, Ltd.	6,100	46,118
#	Ensign Energy Services, Inc.	56,700	827,294
*	Entree Gold, Inc.	3,700	8,917
*	Equinox Minerals, Ltd.	98,500	427,511
	Equitable Group, Inc.	3,100	88,261
*	Erdene Gold, Inc.	9,100	11,376
*	Etruscan Resources, Inc.	15,100	33,071
*	Euro Goldfields, Ltd.	83,500	504,365
	Evertz Technologies, Ltd.	7,600	288,814
	Exco Technologies, Ltd.	6,000	25,201
*	Exfo Electro-Optical Engineering, Inc.	11,300	59,102
	Extendicare REIT	5,400	65,883
	Fairfax Financial Holdings, Inc.	7,100	2,027,151
*	Farallon Resources, Ltd.	99,000	70,294
#	Finning International, Inc.	26,100	717,264
# *	First Calgary Petroleums, Ltd. Class A	118,500	291,525
# *	First Nickel, Inc.	44,600	33,452
	First Quantum Minerals, Ltd.	4,100	389,520
*	Firstservice Corp.	5,200	172,025
*	Fishery Products International, Ltd.	3,000	48,002
*	Flint Energy Services, Ltd.	10,000	196,410
*	FNX Mining Co., Inc.	22,466	751,975
*	Forbes Medi-Tech, Inc.	29,100	15,424
*	Formation Capital Corp.	53,900	27,490
*	Forsys Metals Corp.	7,700	28,260
#	Fortis, Inc.	25,000	676,284

12

*	Fortune Minerals, Ltd.	9,500	16,911
*	Forzani Group, Ltd. Class A	14,300	202,069
*	Fraser Papers, Inc.	6,400	20,801
*	Fronteer Development Group, Inc.	9,300	96,074
*	Frontera Copper Corp.	1,700	10,320
*	Galleon Energy, Inc. Class A	26,800	391,300
*	Garda World Security Corp. Class A	2,500	36,152
*	Gemcom Software International, Inc.	6,800	14,689
*	Genesis Land Development Corp.	8,400	44,942
	Gennum Corp.	9,000	96,755
*	Gentry Resources, Ltd.	9,300	19,531
	George Weston, Ltd.	10,500	575,324
	Gerdau Ameristeel Corp.	47,500	598,055
*	Gildan Activewear, Inc.	12,200	465,819
*	Glacier Ventures International Corp.	10,900	44,910
# *	Glencairn Gold Corp.	32,500	6,500
*	Glentel, Inc.	300	3,312
*	Globestar Mining Corp.	5,700	9,862
	Gluskin Shef & Associates, Inc.	1,000	25,281
*	GLV, Inc.	4,500	55,038
*	Gold Eagle Mines, Ltd.	36,100	272,208
	Goldcorp, Inc.	113,189	3,678,826
# *	Golden Star Resources, Ltd.	98,400	298,167
*	Grande Cache Coal Corp.	63,000	63,633
*	Great Basin Gold, Ltd.	65,200	185,829
*	Great Canadian Gaming Corp.	23,300	383,770
#	Great West Lifeco, Inc.	13,100	467,169
*	Grey Wolf Exploration, Inc.	11,600	20,881
*	Greystar Resources, Ltd.	6,700	45,428
*	Guyana Goldfields, Inc.	4,300	35,133
*	Hanfeng Evergreen, Inc.	11,400	150,602
#	Harry Winston Diamond Corp.	9,500	360,543
*	Hemisphere GPS, Inc.	17,000	52,703
# *	Heritage Oil Corp.	1,900	98,368
*	Heroux-Devtek, Inc.	11,000	93,505
*	High River Gold Mines, Ltd.	118,600	295,329
*	Highpine Oil & Gas, Ltd.	18,100	149,332
	Home Capital Group, Inc.	5,500	218,691
*	HudBay Minerals, Inc.	31,900	685,884
#	Husky Energy, Inc.	10,700	425,132
	Husky Injection Molding Systems, Ltd.	28,900	236,703
*	Hydrogenics Corp.	17,500	18,726
	IAMGOLD Corp.	153,282	1,319,824
#	IGM Financial, Inc.	9,500	484,524
# *	Imaging Dynamics Co., Ltd.	28,700	16,360
*	Imax Corp.	2,900	13,689
*	Imperial Metals Corp.	6,500	86,129
#	Imperial Oil, Ltd.	8,903	435,022
*	Indigo Books & Music, Inc.	3,600	47,198
#	Industrial Alliance Insurance & Financial Services, Inc.	36,600	1,568,388
#	ING Canada, Inc.	15,000	630,782
	Inmet Mining Corp.	9,300	861,967
*	Intermap Technologies, Ltd.	8,900	93,455
*	International Forest Products, Ltd. Series A	16,600	86,656
	International Royalty Corp.	22,400	120,966

13

*	Intertape Polymer Group, Inc.	11,800	31,862
*	Intrinsyc Software International, Inc.	13,000	12,221
*	Iteration Energy, Ltd.	35,900	180,945
# *	Ivanhoe Energy, Inc.	63,400	109,053
*	Ivanhoe Mines, Ltd.	11,400	128,940
*	Ivernia, Inc.	57,500	86,254
	Jean Coutu Group PJC, Inc. Class A	65,700	772,671
*	Jinshan Gold Mines, Inc.	9,500	27,836
*	Kaboose, Inc.	12,900	34,445
*	Kereco Energy, Ltd.	2,000	7,660
	Killam Proper, Inc.	1,325	11,594
	Kingsway Financial Services, Inc.	26,400	426,117
*	Kinross Gold Corp.	127,638	2,212,077
*	Kirkland Lake Gold, Inc.	7,900	104,759
# *	Labopharm, Inc.	5,000	4,950
*	Lake Shore Gold Corp.	36,100	58,124
# *	Laramide Resources, Ltd.	2,400	18,097
	Laurentian Bank of Canada	10,400	417,165
	Le Chateau, Inc.	5,600	65,803
	Leon’s Furniture, Ltd.	16,200	210,611
	Linamar Corp.	24,200	482,088
*	Lions Gate Entertainment Corp.	2,900	26,767
	Loblaw Companies, Ltd.	26,800	897,309
# *	Lundin Mining Corp.	102,559	1,002,052
*	MacDonald Dettweiler & Associates, Ltd.	7,600	339,965
*	Magellan Aerospace Corp.	48,400	55,663
	Magna International, Inc. Class A	31,087	2,621,698
*	Mahalo Energy, Ltd.	17,200	43,346
*	Major Drilling Group International, Inc.	4,500	259,663
*	Malaga, Inc.	1,000	385
#	Manitoba Telecom Services, Inc.	9,800	437,200
#	Manulife Financial Corp.	179,273	7,504,743
	Maple Leaf Foods, Inc.	30,100	392,825
*	March Networks Corp.	5,000	50,853
	Marsulex, Inc.	1,200	16,813
*	Martinrea International, Inc.	28,500	322,066
*	MAXIM Power Corp.	8,700	53,856
*	MDC Partners, Inc. Class A	4,300	40,594
# *	MDN, Inc.	24,200	22,991
	MDS, Inc.	54,226	1,098,131
*	Mediagrif Interactive Technologies, Inc.	1,100	7,161
*	Medicure, Inc.	9,500	6,650
*	MEGA Brands, Inc.	11,200	60,483
*	Mega Uranium, Ltd.	31,100	117,875
	Melcor Developments, Ltd.	4,200	86,104
	Methanex Corp.	50,300	1,493,985
	Metro, Inc. Class A	42,800	1,238,266
*	MGM Energy Corp.	248	508
#	Mi Developments, Inc.	10,100	275,744
*	Migao Corp.	5,700	55,236
*	Miramar Mining Corp.	61,700	386,261
*	Miranda Technologies, Inc.	2,300	29,442
	Morguard Corp.	2,000	77,504
	Mosaid Technologies, Inc.	3,600	57,063
#	National Bank of Canada	34,900	1,891,326

14

*	Neo Material Technologies, Inc.	5,100	24,838
# *	Neurochem, Inc.	4,300	13,417
	Nexen, Inc.	56,861	1,613,227
	Niko Resources, Ltd.	3,600	335,789
#	Norbord, Inc.	30,400	226,491
*	Nortel Networks Corp.	38,110	642,948
# *	North American Palladium, Ltd.	8,700	46,982
	Northbridge Financial Corp.	11,900	440,322
*	Northern Peru Copper Corp.	1,800	18,451
*	Northgate Minerals Corp.	93,400	289,555
*	Northstar Aerospace, Inc.	4,400	17,601
#	Nova Chemicals Corp.	24,500	792,615
*	Nuvista Energy, Ltd.	22,700	279,451
*	Oilexco, Inc.	24,700	369,778
*	Olympus Pacific Minerals, Inc.	13,600	6,528
*	Oncolytics Biotech, Inc.	5,700	12,997
	Onex Corp.	33,000	1,199,280
# *	Open Text Corp.	19,900	653,151
*	OPTI Canada, Inc.	65,300	1,162,398
*	Orvana Minerals, Corp.	35,300	28,241
*	Pacific Stratus Energy, Ltd.	14,700	177,585
*	Paladin Labs, Inc.	4,600	45,542
*	Pan Amer Silver Corp.	9,900	315,232
*	Paramount Resources, Ltd. Class A	18,300	263,167
*	Parkbridge Lifestyles Communities, Inc.	1,500	9,451
	Pason Systems, Inc.	7,800	92,669
*	Patheon, Inc.	26,800	87,104
# *	Pearl Exploration & Production, Ltd.	5,658	13,014
*	Peerless Energy, Inc.	14,200	72,282
*	Pelangio Mines, Inc.	16,200	35,480
#	Penn West Energy Trust	2,800	74,484
# *	Peregrine Diamonds, Ltd.	3,700	3,034
*	Petaquilla Minerals, Ltd.	1,800	5,472
*	Petrobank Energy & Resources, Ltd.	11,300	567,740
	Petro-Canada	50,700	2,448,932
*	Petrolifera Petroleum, Ltd.	4,700	48,882
*	Platinum Group Metals Ltd.	1,800	6,138
*	Points International, Ltd.	64,200	202,882
*	Polaris Miner Corp.	6,700	83,218
*	PolyMet Mining Corp.	16,300	51,348
	Potash Corp. of Saskatchewan, Inc.	9,600	1,150,138
#	Power Corp. of Canada, Ltd.	75,900	3,082,453
#	Power Financial Corp.	21,700	904,284
	Precision Drilling Trust	1,500	24,016
*	ProEx Energy, Ltd.	16,500	196,030
# *	ProMetic Life Sciences, Inc.	41,000	25,011
*	ProspEx Resouces, Ltd.	6,800	19,177
	Pulse Data, Inc.	27,900	72,544
*	Q9 Networks, Inc.	6,800	100,713
*	Qgx, Ltd.	21,000	65,103
*	QLT, Inc.	16,600	82,008
*	Quadra Mining, Ltd.	21,300	352,320
# *	Quebecor World, Inc.	28,500	63,558
	Quebecor, Inc. Class B	19,500	755,858
*	Queenston Mining, Inc.	6,500	17,876

15

	Quest Capital Corp.	57,000	140,227
#	Reitmans Canada, Ltd.	17,000	277,964
*	Research In Motion, Ltd.	14,300	1,630,282
*	Resin Systems, Inc.	18,300	22,693
# *	Resverlogix Corp.	4,300	58,225
	Richelieu Hardware, Ltd.	4,600	105,989
*	Richmont Mines, Inc.	14,300	43,617
*	Rider Resources, Ltd.	11,900	47,364
	Ritchie Brothers Auctioneers, Inc.	3,800	281,442
*	Rock Energy, Inc.	6,700	18,292
	Rogers Communications, Inc. Class B	13,700	571,593
*	RONA, Inc.	52,900	925,267
#	Rothmans, Inc.	11,300	282,514
#	Royal Bank of Canada	71,935	3,821,378
*	Royal Laser Corp.	12,500	6,063
# *	Rubicon Minerals Corp.	20,600	32,550
#	Russel Metals, Inc.	28,200	693,473
	Samuel Manu-Tech, Inc.	4,700	47,002
	Saputo, Inc.	11,100	648,716
*	Saskatchewan Wheat Pool, Inc.	124,700	1,390,475
	Savanna Energy Services Corp.	22,400	329,296
*	Saxon Energy Services, Inc.	25,100	126,761
*	Scandinavian Minerals, Ltd.	1,300	10,336
	Sceptre Invesment Counsel, Ltd.	900	8,820
# *	Scorpio Minining Corp.	20,300	27,000
*	SEMAFO, Inc.	42,000	40,742
	Shaw Communications, Inc. Class B	17,900	443,047
	ShawCor, Ltd.	15,300	520,379
	Sherritt International Corp.	104,600	1,463,427
	Shoppers Drug Mart Corp.	11,600	639,308
*	Shore Gold, Inc.	43,800	209,813
*	Sierra Wireless, Inc.	6,800	109,554
*	Silver Standard Resources, Inc.	9,500	343,822
# *	Silver Wheaton Corp.	25,400	381,527
	Silvercorp Metals, Inc.	23,700	194,113
*	Sino-Forest Corp.	30,700	664,995
*	Skye Resources, Inc.	7,500	65,253
	SNC-Lavalin Group, Inc.	4,000	190,730
	Softchoice Corp.	3,300	65,508
*	Stantec, Inc.	13,200	445,522
*	Starfield Resources, Inc.	43,300	51,963
	Stella-Jones, Inc.	1,600	64,851
*	Storm Exploration, Inc.	7,400	60,313
*	Stornoway Diamond Corp.	4,500	2,880
*	Stratagold, Corp.	24,000	7,320
*	Stratos Global Corp.	3,600	24,733
#	Sun Life Financial, Inc.	78,600	4,176,227
	Suncor Energy, Inc.	10,536	1,010,558
*	SunOpta, Inc.	21,500	306,175
	Sun-Rype Products, Ltd.	100	1,200
*	Suramina Resources, Inc.	8,300	11,040
*	SXC Health Solutions Corp.	6,600	92,537
*	Synenco Energy, Inc.	20,700	155,258
# *	Tahera Diamond Corp.	15,580	2,882
#	Talisman Energy, Inc.	106,300	1,893,298

16

*	Tanzanian Royalty Exploration Corp.	13,400	85,496
*	Taseko Mines, Ltd.	19,000	89,495
*	Teal Exploration & Mining, Inc.	1,800	9,036
*	Technicoil Corp.	33,900	18,307
#	Teck Cominco Class B	69,834	2,673,379
	Telus Corp.	14,014	656,168
# *	Tembec, Inc.	26,800	12,329
*	Tesco Corp.	5,400	119,238
*	Thallion Pharmaceuticals, Inc.	1,500	600
*	The Churchill Corp.	900	21,826
*	The Descartes Systems Group, Ltd.	9,000	37,712
#	The Thomson Corp.	30,500	1,184,984
*	Theratechnologies, Inc.	9,800	99,475
*	Thompson Creek Metals Company, Inc.	18,100	361,113
	Tim Hortons, Inc.	6,100	234,374
*	Timminco, Ltd.	12,200	177,519
*	TLC Vision Corp.	21,900	45,992
	Toromont Industries, Ltd.	22,600	601,868
#	Toronto Dominion Bank	83,400	6,209,441
#	Torstar Corp. Class B	23,400	450,239
#	Transalta Corp.	32,738	1,033,590
	Transat A.T., Inc. Class A	500	18,791
	Transat A.T., Inc. Class B	2,900	109,887
#	TransCanada Corp.	72,060	2,868,131
	Transcontinental, Inc. Class A	30,000	545,727
*	Transglobe Energy Corp.	13,300	67,700
*	Transition Therapeutics, Inc.	1,211	11,796
	Trican Well Service, Ltd.	36,900	626,962
*	TriStar Oil and Gas, Ltd.	9,800	111,726
*	TSO3, Inc.	3,300	7,161
#	TSX Group, Inc.	7,200	387,595
*	Tundra Semiconductor Corp.	5,800	27,319
*	Turnkey E&P, Inc.	300	1,620
*	TUSK Energy Corp.	36,300	42,836
	TVA Group, Inc. Class B	2,200	32,452
*	UEX Corp.	17,000	128,356
	Uni-Select, Inc.	7,600	207,870
*	Uranium One, Inc.	72,900	657,591
# *	Uranium Participation Corp.	17,000	192,450
*	Ur-Energy, Inc.	20,600	75,400
*	UTS Energy Corp.	70,100	374,353
*	Vasogen, Inc.	3,800	6,194
*	Vector Aerospace Corp.	7,900	33,340
*	Verenex Energy, Inc.	3,600	30,926
*	Vero Energy, Inc.	11,800	65,611
*	Virginia Mines, Inc.	550	3,988
*	Vitran Corp., Inc.	2,400	31,922
	Wescast Industries, Inc.	1,500	15,361
# *	Wesdome Gold Mines, Ltd.	18,300	23,974
*	West 49, Inc.	2,500	1,800
*	West Energy, Ltd.	17,600	40,306
	West Fraser Timber Co., Ltd.	14,000	419,321
*	West Timmins Mining, Inc.	10,700	9,524
*	Westaim Corp.	9,100	2,093
*	Western Canadian Coal Corp.	37,200	25,297

17

*	Western Copper Corp.	1,000	1,140
	Western Financial Group, Inc.	14,900	86,126
*	Westernzagros Resources, Ltd.	5,300	11,820
*	Westjet Airlines, Ltd.	18,000	358,218
*	Westport Innovations, Inc.	10,600	28,833
*	Wi-LAN, Inc.	12,600	36,038
	Winpak, Ltd.	13,300	86,454
*	Wireless Matrix Corp.	6,300	5,544
*	Xantrex Technology, Inc.	10,600	101,553
#	Xceed Mortgage Corp.	7,500	21,751
*	Xtreme Coil Drilling Corp.	6,600	51,153
	Yamana Gold, Inc.	92,916	1,194,030
*	YM Biosciences, Ltd.	15,400	20,483
# *	Yukon-Nevada Gold Corp.	38,080	60,550
# *	Zarlink Semiconductor, Inc.	40,900	29,040
*	ZCL Composite, Inc.	2,500	25,351
TOTAL COMMON STOCKS			178,447,708

RIGHTS/WARRANTS — (0.0%)
*	Westernzagros Resources, Ltd. Rights 01/18/08	530	148

TOTAL — CANADA			178,447,856

DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
	A P Moller - Maersk A.S.	151	1,793,018
*	Aarhus Lokalbank A.S.	809	29,276
*	Aktieselskabet Ringkjoebing Bank A.S.	640	81,570
#	Aktieselskabet Roskilde Bank A.S.	4,500	331,116
#	Aktieselskabet Skjern Bank A.S.	210	24,680
*	Alm. Brand A.S.	2,975	176,647
	Amagerbanken A.S.	3,825	214,487
	Ambu A.S.	1,570	23,789
#	Auriga Industries A.S. Series B	2,400	46,985
#	Bang & Olufsen Holding A.S. Series B	2,271	223,935
# *	Bavarian Nordic A.S.	1,830	114,378
#	Biomar Holding A.S.	700	26,017
	BoConcept Holding A.S.	450	43,095
	Bonusbanken A.S.	5,000	28,651
*	Brodrene Hartmann A.S. Series B	1,150	33,801
*	Brondbyernes I.F. Fodbold A.S. Series B	2,080	34,584
*	Capinordic A.S.	24,798	94,372
	Carlsberg A.S. Series B	6,525	828,927
	Coloplast A.S.	3,250	302,775
	D/S Norden A.S.	8,600	930,618
	Dalhoff, Larson & Horneman A.S. Series B	4,600	67,179
#	Dampskibsselsk Torm A.S.	1,800	68,718
	Dampskibsselskabet Torm A.S. ADR	10,956	420,710
	Danisco A.S.	21,750	1,601,500
	Danske Bank A.S.	63,592	2,542,174
*	Dantherm Holding A.S.	1,600	47,383
	De Sammenslut Vogmaend	37,417	870,074
	DFDS A.S.	1,250	188,730
	DiBa Bank A.S.	970	73,427

18

	Djursland Bank A.S.	520	78,113
	East Asiatic Co., Ltd. A.S.	6,275	430,031
*	EDB Gruppen A.S.	400	12,455
	Fionia Bank A.S.	770	240,462
	FLSmidth & Co. A.S.	6,150	620,136
	Fluegger A.S. Series B	350	37,322
#	Forstaedernes Bank A.S.	8,600	324,449
*	Genmab A.S.	7,667	458,139
# *	GN Great Nordic A.S.	88,061	679,855
	H&H International A.S. Series B	220	67,407
#	H. Lundbeck A.S.	7,800	223,554
	Harboes Bryggeri A.S.	650	18,296
	Hedegaard (Peder P.) A.S.	230	18,838
#	IC Companys A.S.	2,350	143,675
*	Jyske Bank A.S.	23,725	1,877,819
*	Lastas A.S. Series B	1,600	54,790
*	Maconomy Corp. A.S.	10,500	45,142
	Mols-Linien A.S.	400	71,951
# *	NeuroSearch A.S.	3,605	236,236
	NKT Holding A.S.	4,900	468,481
	Nordjyske Bank A.S.	3,195	114,793
	Norresundby Bank A.S.	88	63,097
	Novo-Nordisk A.S. Series B	1,000	127,027
	Novo-Nordisk A.S. Sponsored ADR	5,200	662,688
	Novozymes A.S. Series B	2,509	272,990
	Ostjydsk Bank A.S.	222	43,344
# *	Parken Sport & Emtertainment A.S.	400	94,478
	Per Aarsleff A.S. Series B	633	93,618
*	Pharmexa A.S.	10,000	18,141
	Ringkjoebing Landbobank Aktieselskab	1,310	232,835
#	Rockwool International A.S.	850	216,112
	Royal Unibrew A.S.	1,285	147,679
*	RTX Telecom A.S.	1,400	13,269
	Sanistal A.S. Series B	400	58,311
	Satair A.S.	1,000	55,115
	Schouw & Co.	3,100	272,465
	SimCorp A.S.	900	182,306
	Sjaelso Gruppen A.S.	6,600	202,733
	Sondagsavisen A.S.	3,000	18,398
#	Spar Nord Bank A.S.	16,446	387,607
	Sparbank	1,926	136,548
#	Sparekassen Faaborg A.S.	240	105,901
	Sydbank A.S.	19,450	815,339
	Thrane & Thrane A.S.	1,350	78,698
	Tivoli A.S.	90	66,920
*	TK Development A.S.	9,000	143,952
# *	Topdanmark A.S.	2,800	417,157
*	TopoTarget A.S.	5,400	22,231
*	Trygvesta A.S.	10,200	794,899
*	Vestas Wind Systems A.S.	14,600	1,378,839
	Vestjysk Bank A.S.	3,580	207,680
# *	William Demant Holding A.S.	1,650	148,228

TOTAL — DENMARK			24,963,165

19

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
	Alandsbanken AB Series B	1,000	38,757
# *	Aldata Solutions Oyj	22,500	40,628
	Alma Media	11,408	194,529
#	Amer Sports Oyj Series A	31,804	868,499
	Aspo Oyj	5,400	51,638
	BasWare Oyj	3,100	45,761
*	Biotie Therapies Corp.	16,215	20,110
	Cargotec Oyj Series B	11,740	618,905
	Componenta Oyj	4,400	54,817
	Comptel P.L.C.	18,978	43,571
	Cramo Oyj	9,053	250,390
	Elcoteq SE	1,400	7,708
#	Elektrobit Corp.	29,909	76,222
	Elisa Oyj	48,953	1,528,277
#	Finnair Oyj	17,490	214,160
	Finnlines Oyj	6,937	147,172
	Fiskars Oyj Abp Series A	15,586	301,959
	Fortum Oyj	94,945	4,082,983
#	F-Secure Oyj	10,500	36,180
	Glaston Oyj Abp	9,400	42,566
	HKScan Oyj Series A	7,400	165,809
	Huhtamaki Oyj	26,443	338,274
	Ilkka-Yhtyma Oyj	1,200	19,653
	KCI Konecranes Oyj	11,719	447,006
	Kemira Oyj	26,484	527,691
	Kesko Oyj	29,338	1,719,446
	Kone Oyj Series B	7,973	600,060
	Laennen Tehtaat Oyj	950	23,504
	Lassila & Tikanoja Oyj	5,261	168,843
	Lemminkainen Oyj	2,700	139,221
	Metso Corp. Sponsored ADR	10,446	568,705
	Metso Oyj	16,868	915,607
	M-Real Oyj Series B	52,500	276,240
	Neste Oil Oyj	50,965	1,794,009
	Nokia Oyj	17,100	674,108
	Nokia Oyj Sponsored ADR	93,000	3,657,690
	Nokian Renkaat Oyj	15,380	584,316
*	Okmetic Oyj	6,300	29,951
	OKO Bank P.L.C. Class A	44,914	887,147
#	Olvi Oyj Series A	3,350	117,031
	Oriola-KD Oyj Class A	1,000	4,333
	Oriola-KD Oyj Class B	2,200	9,495
	Orion Oyj Series A	8,172	194,350
	Orion Oyj Series B	14,758	349,138
	Outokumpu Oyj Series A	55,812	1,793,165
	PKC Group Oyj	5,278	72,208
	Ponsse Oyj	1,600	37,018
	Poyry Oyj	8,891	228,587
#	Raisio P.L.C.	35,500	83,923
	Ramirent Oyj	10,000	170,456
	Rapala VMC Oyj	10,000	80,640
	Rautaruukki Oyj Series K	33,117	1,555,151
	Sampo Oyj	113,003	3,312,891

20

	SanomaWSOY Oyj	33,346	951,146
*	Satama Interactive Oyj	23,700	43,640
	Sponda Oyj	6,200	72,738
	Stockmann Oyj Abp Series A	2,749	126,483
	Stockmann Oyj Abp Series B	9,351	436,425
	Stora Enso Oyj Series R	17,700	292,565
	Stora Enso Oyj Sponsored ADR	110,900	1,832,068
	SYSOPENDIGIA P.L.C.	5,039	24,257
	Talentum Oyj	2,000	8,931
	Tecnomen Oyj	21,200	38,606
#	TietoEnator Oyj	21,580	462,740
	Tiimari P.L.C.	4,700	33,758
	Turkistuottajat Oyj	1,600	24,719
	UPM-Kymmene Oyj	15,400	325,165
	UPM-Kymmene Oyj Sponsored ADR	79,454	1,682,041
#	Uponor Oyj Series A	8,793	209,982
	Vacon Oyj	2,122	93,330
	Vaisala Oyj Series A	1,842	86,314
	Wartsila Corp. Oyj Series B	8,900	680,633
	YIT Oyj	14,450	338,412
TOTAL COMMON STOCKS			37,974,451

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	17,490	23,028

TOTAL — FINLAND			37,997,479

FRANCE — (6.9%)
COMMON STOCKS — (6.9%)
	Accor SA	13,686	1,156,156
	Air France-KLM	24,109	861,183
	Air Liquide SA	19,416	2,815,462
	Alcatel-Lucent SA	103,869	841,237
	Alcatel-Lucent SA Sponsored ADR	67,800	549,180
	Alstom SA	5,639	1,261,528
*	Alten	1,680	64,972
# *	Altran Technologies SA	25,319	160,746
	April Group SA	2,752	177,477
# *	Archos	364	10,728
*	Arkema	460	29,084
	Assystem	3,965	57,601
*	Atos Origin SA	27,241	1,543,679
#	Aubay	3,818	39,930
*	Avanquest Software	1,259	13,896
#	AXA SA	3,554	144,833
	AXA SA Sponsored ADR	226,812	9,265,270
	Beneteau SA	7,737	217,931
	bioMerieux	1,800	196,404
	BNP Paribas SA	117,601	13,255,744
	Boiron SA	2,461	63,944
#	Bonduelle SCA	1,528	191,366
	Bongrain SA	4,370	520,195
#	Bourbon SA	13,574	904,686
	Bouygues SA	17,953	1,607,043

21

*	Bull SA	7,653	46,024
*	Business Objects SA	3,242	197,520
*	Business Objects SA Sponsored ADR	32,200	1,957,116
	Canal Plus SA	10,302	119,916
	Capgemini SA	44,365	2,578,604
	Carbone Lorraine SA	5,059	370,459
	Carrefour SA	21,782	1,682,920
	Casino Guichard Perrachon SA	11,239	1,234,276
	Cegedim SA	962	101,599
#	Cegid Group	1,684	76,915
	Cie Generale D’Optique Essilor Intenational SA	10,712	671,593
	Ciments Francais SA	4,483	749,130
#	Clarins SA	3,566	312,826
# *	Club Mediterranee SA	5,490	345,552
	CNP Assurances	11,379	1,415,243
	Compagnie de Saint-Gobain	57,735	5,654,983
*	Compagnie Generale de Geophysique-Veritas SA	431	129,266
# *	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	51,895	3,116,295
	Compagnie Generale des Establissements Michelin Series B	24,555	2,905,607
	Credit Agricole SA	95,793	3,367,988
*	CS Communication & Systemes	2,624	100,700
	Damartex SA	174	6,625
	Dassault Systemes SA	1,044	61,128
	Dassault Systemes SA ADR	5,737	334,008
	Delachaux SA	1,608	167,966
*	Derichebourg	18,045	154,407
#	Dior (Christian) SA	4,531	592,720
	Eiffage SA	2,914	323,637
	Electricite de Strasbourg	606	126,794
# *	Eramet SA	2,107	968,561
	Esso Ste Anonyme Francaise	1,079	299,819
#	Establissements Maurel et Prom	28,933	606,615
	Etam Developpement SA	1,873	94,451
	Euler Hermes SA	8,497	1,068,481
*	Euro Disney SCA	589,060	86,177
#	European Aeronautic Defence & Space Co.	76,568	2,445,847
	Eutelsat Communications	13,301	354,159
	Exel Industries SA	502	70,973
# *	Faurecia SA	3,987	299,719
#	Fimalac SA	2,895	204,647
	Fleury Michon SA	463	33,541
	France Telecom SA	20,447	774,878
	France Telecom SA Sponsored ADR	173,300	6,576,735
	Gascogne SA	262	27,538
	Gaumont SA	223	20,118
	Geodis SA	1,273	237,897
	GFI Informatique SA	12,831	125,936
*	Gifi	712	55,196
	Ginger (Groupe Ingenierie Europe)	1,518	45,319
	GL Events	1,571	104,591
	Groupe Crit	1,403	58,784
	Groupe Danone	1,282	112,842
	Groupe Danone Sponsored ADR	36,200	640,396
# *	Groupe Go Sport SA	568	53,994

22

# *	Groupe Open	2,036	25,986
#	Groupe Steria SCA	3,800	150,943
	Guerbet SA	412	96,054
	Guyenne et Gascogne SA	2,274	410,202
#	Haulotte Group SA	7,967	261,761
	Havas SA	124,693	650,525
	Hermes International SA	2,313	298,823
#	Iliad SA	2,800	290,924
	Imerys SA	12,113	1,024,527
	IMS International Metal Service SA	5,566	235,761
# *	Infogrames Entertainment SA	170,186	32,238
#	Ingenico SA	3,066	90,086
*	Ipsen SA	2,161	122,660
	Ipsos SA	10,146	336,751
	JC Decaux SA	23,421	905,828
	Lafarge SA	7,897	1,251,446
	Lafarge SA Sponsered ADR	83,710	3,344,307
	Lafuma SA	317	23,425
	Lagardere SCA	40,487	3,246,088
	Laurent-Perrier	559	96,568
	Lectra	2,553	21,277
*	Legrand SA	27,620	966,004
	Lisi SA	1,725	170,991
	L’Oreal SA	9,374	1,303,019
# *	LVL Medical Groupe SA	1,560	47,362
#	LVMH (Louis Vuitton Moet Hennessy)	8,955	1,083,962
	M6 Metropole Television	4,757	129,019
	Maisons Franc	470	37,002
	Manitou BF SA	4,972	264,975
	Manutan International SA	899	83,942
	Montupet SA	2,906	60,226
#	Mr. Bricolage SA	2,308	68,910
	Natixis	15,760	315,173
	Naturex	395	21,309
	Neopost SA	3,568	380,876
	Nexans SA	11,606	1,549,040
	Nexity	7,400	401,716
	Norbert Dentressangle	1,594	179,915
#	NRJ Group	3,110	36,507
	Oberthur Card Systems SA	12,572	110,525
	Orco Property Group	2,032	270,346
*	Orpea	2,434	157,567
	PagesJaunes SA	22,997	505,318
	Pernod-Ricard SA	16,487	3,645,375
	Peugeot SA	40,698	3,154,925
	Pierre & Vacances	1,796	231,571
	Plastic Omnium SA	3,626	213,931
	Plastivaloire SA	1,015	31,620
	PPR SA	17,627	2,963,980
	Publicis Groupe	1,433	52,043
	Publicis Groupe ADR	25,423	927,329
	Radiall SA	200	28,454
#	Rallye SA	6,361	459,891
	Remy Cointreau SA	7,635	555,591
	Renault SA	26,528	3,847,926

23

*	Rhodia SA	12,285	430,792
	Robertet SA	268	46,449
*	Rodriguez Group SA	1,164	38,525
	Rougier SA	540	49,131
	Rubis SA	2,218	210,506
	Safran SA	60,795	1,181,489
	Saft Groupe SA	900	40,155
	SAMSE SA	420	55,909
	Sanofi - Aventis	2,000	190,735
	Sanofi - Aventis ADR	197,895	9,392,097
	Schneider Electric SA	39,992	5,551,112
*	SCOR SE (4797364)	9	27
	SCOR SE (B1LB9P6)	81,652	2,117,813
	SEB SA	2,828	506,946
	Sechilienne SA	2,425	194,794
	Societe BIC SA	10,840	809,196
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	89	93,799
	Societe Generale Paris	38,903	5,992,414
#	Societe Industrielle D’Aviations Latecoere SA	701	17,512
	Societe Marseillaise du Tunnel Prado Carenage	805	43,889
	Societe Television Francaise 1	6,567	181,053
	Sodexho Alliance SA	3,163	199,241
	Sodexho Alliance SA Sponsored ADR	3,800	241,018
# *	Soitec SA	9,862	130,379
	Somfy SA	1,092	326,056
	Sopra Group SA	1,545	135,809
	Sperian Protection	2,309	274,158
	Spir Communication SA	198	22,208
#	Stallergenes SA	892	71,994
	STEF-TFE	2,280	171,991
	Sucriere de Pithiviers Le Vieil	33	27,855
	Suez SA	4,083	271,683
	Suez SA ADR	700	46,730
	Synergie SA	1,627	63,909
	Technip SA	8,712	710,300
	Technip SA ADR	26,993	2,208,111
	Teleperformance SA	16,033	614,909
	Tessi SA	412	26,157
	Thales SA	7,279	434,568
# *	Theolia SA	5,474	175,336
*	Thomson	73,930	1,147,401
	Thomson Sponsored ADR	15,000	231,000
	Total SA	19,007	1,537,076
	Total SA Sponsored ADR	67,090	5,428,923
	Toupargel Groupe	290	11,419
	Trigano SA	3,478	170,041
*	UbiSoft Entertainment SA	7,624	662,904
	Union Financiere de France Banque SA	300	17,854
	Valeo SA	28,654	1,440,127
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	2,589	730,447
*	Valtech	9,673	7,518
#	Veolia Environnement SA	3,093	286,092
	Veolia Environnement SA ADR	18,057	1,675,690
	Viel et Compagnie	5,851	41,161

24

	Vilmorin et Cie SA	1,026	157,452
	Vinci SA	74,343	5,904,520
	Virbac SA	1,272	120,575
	Vivendi SA	157,981	7,244,525
	VM Materiaux SA	373	42,088
	Vranken Pommery Monopole	1,407	109,380
	Wendel	7,040	1,102,260
	Zodiac SA	13,058	856,599
TOTAL COMMON STOCKS			179,613,633

RIGHTS/WARRANTS — (0.0%)
*	Groupe Steria SCA Rights 11/28/07	3,800	556
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	387
TOTAL RIGHTS/WARRANTS			943

TOTAL — FRANCE			179,614,576

GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
	A.S. Creation Tapeton AG	648	41,929
	Aareal Bank AG	17,772	767,169
	ADCapital AG	4,082	69,603
	Adidas-Salomon AG	16,463	1,090,045
*	Adlink Internet Media AG	1,531	34,553
# *	ADVA AG Optical Networking	3,330	21,539
# *	Aixtron AG	23,204	291,226
	Allianz SE	38,332	7,920,723
	Allianz SE Sponsered ADR	268,100	5,517,498
	Altana AG	28,462	709,862
	Amadeus Fire AG	778	19,195
	AMB Generali Holding AG	4,097	619,788
*	Analytik Jena AG	3,242	31,134
	Andreae-Noris Zahn AG	1,235	65,051
# *	Arcandor AG	6,305	191,395
*	Augusta Technologie AG	3,526	82,176
	AWD Holding AG	3,367	113,256
	Baader Wertpapierhandelsbank AG	8,136	56,931
# *	Balda AG	8,210	121,932
	BASF AG	38,583	5,363,567
	BASF AG Sponsored ADR	29,500	4,111,477
	Bayer AG	9,647	797,426
	Bayer AG Sponsored ADR	10,900	902,693
	Bayerische Motoren Werke AG	57,213	3,486,709
	Beate Uhse AG	4,391	12,899
	Bechtle AG	4,192	184,397
	Beiersdorf AG	4,857	390,858
	Bertrandt AG	1,086	36,331
	Bilfinger Berger AG	15,142	1,232,084
	Biotest AG	1,421	74,892
	Boewe Systec AG	548	24,196
*	Borussia Dortmund GmbH & Co. KGaA	19,779	46,256
	Celesio AG	16,970	978,952
*	CENTROTEC Sustainable AG	1,646	34,728
	Cewe Color Holding AG	1,119	41,532

25

# *	ComBOTS AG	5,075	91,240
	Comdirect Bank AG	11,936	148,555
	Commerzbank AG	149,217	5,881,393
	Computerlinks AG	2,635	49,784
#	Conergy AG	3,450	143,193
	Continental AG	10,280	1,340,620
	CTS Eventim AG	2,146	84,373
	Curanum AG	6,007	81,290
*	D. Logistics AG	10,845	29,181
*	D+S europe AG	8,315	158,152
#	DAB Bank AG	3,271	29,606
	DaimlerChrysler AG	77,491	7,887,888
	DaimlerChrysler AG ADR	34,500	3,507,615
	Data Modul AG	2,096	59,302
*	DEAG Deutsche Entertainment AG	13,909	34,239
	Deutsche Bank AG	30,449	4,008,547
	Deutsche Bank AG ADR	35,300	4,650,775
	Deutsche Boerse AG	10,834	2,017,799
#	Deutsche Euroshop AG	2,358	90,985
	Deutsche Lufthansa AG	56,927	1,538,845
	Deutsche Post AG	133,522	4,534,508
	Deutsche Postbank AG	13,352	1,167,196
	Deutsche Telekom AG	297,397	6,584,378
	Deutsche Telekom AG Sponsored ADR	116,200	2,562,210
	Deutsche Wohnen AG	2,400	91,471
*	Deutz AG	13,317	143,984
	Douglas Holding AG	10,010	614,465
*	Drillisch AG	2,378	21,219
*	Duerr AG	2,775	112,686
	DVB Bank AG	1,085	452,468
	E. ON AG	3,491	710,742
	E. ON AG Sponsored ADR	222,070	15,104,202
	Eckert and Ziegler AG	1,958	28,424
	Elexis AG	1,516	45,056
*	Elmos Semiconductor AG	3,626	38,690
*	EM. Sports Media AG	23,860	137,185
	Epcos AG	12,644	226,822
	Epcos AG Sponsored ADR	18,100	324,443
*	Escada AG	393	13,924
	Euwax AG	1,099	86,919
# *	Evotec AG	14,806	52,102
	Fielmann AG	2,338	153,670
	Fraport AG	13,008	1,002,114
	Freenet AG	9,857	230,559
	Fresenius Medical Care AG & Co.	1,707	95,474
	Fresenius Medical Care AG & Co. ADR	20,000	1,117,200
	Fuchs Petrolub AG	1,249	116,592
*	GEA Group AG	26,883	973,490
	Gerry Weber International AG	1,058	35,309
	Gesco AG	1,146	85,866
	GFK AG	7,174	289,294
*	GFT Technologies AG	10,996	52,930
# *	GPC Biotech AG	3,290	16,004
#	Grenkeleasing AG	2,992	103,166
#	Hannover Rueckversicherung AG	25,698	1,220,386

26

	Hawesko Holding AG	1,492	45,176
	Heidelberger Druckmaschinen AG	22,761	720,720
	Heidelberger Zement AG	4,229	699,076
	Henkel KGAA	7,854	405,468
	Hochtief AG	8,152	1,075,487
	Hypo Real Estate Holding AG	48,374	2,570,209
# *	IKB Deutsche Industriebank AG	12,097	156,323
	Indus Holding AG	3,730	134,362
*	Infineon Technologies AG	204,099	2,441,376
*	Infineon Technologies AG ADR	46,000	544,640
	INTERSEROH AG	1,428	96,134
	Isra Vision Systems AG	1,054	18,539
*	itelligence AG	6,449	57,771
	IVG Immobilien AG	38,263	1,518,396
*	Jenoptik AG	22,208	195,761
	K&S AG	4,291	864,415
	Kontron AG	15,478	333,341
	Krones AG	4,911	405,494
	KSB AG	214	155,235
*	Kuka AG	3,735	149,175
	KWS Saat AG	2,056	395,834
	Lanxess AG	34,490	1,608,923
	Leifheit AG	465	9,230
	Leoni AG	10,467	561,950
	Linde AG	32,024	4,191,731
*	Loewe AG	3,879	91,629
	LPKF Laser & Electronics AG	6,673	48,401
	MAN AG	8,504	1,380,356
	MasterFlex AG	2,147	57,885
*	Maxdata Computer AG	12,610	48,700
*	Mediclin AG	13,261	56,174
# *	Medigene AG	8,920	65,564
*	Medion AG	7,536	207,333
	Merck KGAA	2,779	360,994
	Metro AG	8,690	794,330
	MLP AG	8,645	126,217
*	Morphosys AG	1,030	61,958
	MTU Aero Engines Holding AG	8,665	462,722
	Muehlabauer Holdings AG & Co. KGAA	1,362	49,425
#	Munchener Rueckversicherungs-Gesellschaft AG	41,638	7,595,748
	MVV Energie AG	7,220	347,711
	Nemetschek AG	1,657	51,593
	Norddeutsche Affinerie AG	14,714	498,463
# *	Nordex AG	5,069	249,552
	OHB Technology AG	2,466	43,678
	Oldenburgische Landesbank AG	1,147	83,900
*	Paion AG	3,900	10,675
	PC-Ware AG	613	11,691
	Pfeiffer Vacuum Technology AG	1,165	96,726
	Pfleiderer AG	11,760	240,952
*	Plambeck Neue Energien AG	11,246	51,265
*	Plasmaselect AG	3,271	9,967
*	Premiere AG	33,685	515,047
	Progress-Werk Oberkirch AG	638	32,765
*	Q-Cells AG	2,927	413,795

27

# *	QIAGEN NV	28,126	598,846
# *	QSC AG	6,902	27,947
	Rational AG	494	109,591
	REALTECH AG	2,321	40,129
	Renk AG	322	31,207
*	REpower Systems AG	837	169,060
	Rheinmetall AG	13,583	1,129,558
	Rhoen-Klinikum AG	22,602	712,285
	RWE AG (Neu) Series A	16,950	2,311,612
	Salzgitter AG	11,741	1,896,412
	SAP AG	496	25,419
	SAP AG Sponsored ADR	23,000	1,178,060
	Sartorius AG	986	43,799
	Schlott Sebaldus AG	1,329	34,161
*	SGL Carbon AG	9,726	552,188
	Siemens AG Sponsored ADR	43,000	6,526,110
	Silicon Sensor International AG	1,741	46,470
# *	Singulus Technologies AG	10,348	112,744
	Sixt AG	3,149	150,241
	Software AG	3,248	265,281
*	Solar Millennium AG	1,000	61,493
# *	Solon AG fuer Solartechnik	1,653	178,211
	Stada Arzneimittel AG	17,186	1,063,643
	STINAG Stuttgarter Invest AG	2,186	92,742
#	Strabag AG	422	145,895
	Stratec Biomedical Systems AG	1,763	50,833
#	Suedzucker AG	29,914	657,420
# *	Suess Microtec AG	7,173	46,324
#	Takkt AG	3,116	56,125
#	Techem AG	2,013	170,480
	Technotrans AG	2,367	55,995
	ThyssenKrupp AG	59,437	3,518,128
# *	TUI AG	84,730	2,369,729
	Umweltbank AG	1,686	42,201
	United Internet AG	16,043	375,030
#	Utimaco Safeware AG	1,545	18,881
	Vivacon AG	2,396	47,757
	Volkswagen AG	19,991	4,795,313
	Vossloh AG	2,458	268,143
*	Wacker Chemie AG	893	248,140
	Wincor Nixdorf AG	4,962	428,263
*	Wirecard AG	10,893	183,555
	Wuerttembergische Lebensversicherung AG	2,738	105,999
	Wuerttembergische Metallwarenfabrik AG	1,571	64,452

TOTAL — GERMANY			170,288,386

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
	A. Kalpinis - N. Simos Steel Service Center	9,508	32,671
*	Aegek S.A.	57,209	45,642
	Agricultural Bank of Greece S.A.	81,471	455,160
*	Alapis Holdings Industrial & Commercial S.A.	238,068	826,132
	Alpha Bank A.E.	88,138	2,985,371
	Alumil Milonas Aluminum Industry S.A.	6,033	44,824

28

	Anek Lines S.A.	52,960	167,517
	Aspis Bank S.A.	6,175	27,270
*	Astir Palace Hotels S.A.	4,440	40,433
	Athens Medical Center S.A.	13,297	87,133
	Attica Holdings S.A.	16,395	129,835
	Atti-Kat S.A.	21,980	30,682
	Autohellas S.A.	4,100	33,036
*	Babis Vovos International Construction S.A.	1,840	56,067
*	Bank of Attica S.A.	13,678	76,907
	Bank of Greece	5,386	707,831
	Blue Star Maritime S.A.	15,800	88,114
	C. Rokas S.A.	1,380	41,329
	Coca-Cola Hellenic Bottling Co. S.A.	7,800	331,359
	Coca-Cola Hellenic Bottling Co. S.A. ADR	12,900	542,703
	Cosmote Mobile Telecommunications S.A.	7,650	293,599
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	9,390	59,714
	EFG Eurobank Ergasias S.A.	27,019	948,838
	Elektrak S.A.	4,469	37,738
	Elmec Sport S.A.	10,000	57,291
*	Emporiki Bank of Greece S.A.	6,570	200,901
	ETEM S.A.	6,622	20,421
*	Euro Reliance General Insurance Co. S.A.	9,660	38,938
	Euromedica S.A.	4,440	74,514
*	Forthnet S.A.	5,355	81,556
	Fourlis Holdings S.A.	5,960	221,056
	Frigoglass S.A.	2,821	104,786
	GEK Group of Cos S.A.	15,721	244,302
*	Geniki Bank	11,894	83,645
	Halkor S.A.	12,190	59,058
	Hellenic Cables S.A.	4,830	38,041
	Hellenic Duty Free Shops S.A.	1,480	27,230
	Hellenic Petroleum S.A.	44,351	685,925
*	Hellenic Sugar Industry S.A.	5,435	33,308
	Hellenic Technodomiki Tev S.A.	53,318	699,215
	Hellenic Telecommunication Organization Co. S.A.	9,070	326,358
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	61,300	1,112,595
	Heracles General Cement Co. S.A.	7,440	180,325
	Iaso S.A.	11,360	213,655
	Inform P. Lykos S.A.	7,042	42,703
	Intracom Holdings S.A.	39,226	208,997
	J&P-Avax S.A.	5,700	58,144
	Kathimerini Publishing S.A.	3,935	38,420
	Lambrakis Press S.A.	31,700	113,109
	Lampsa Hotel Co.	2,200	54,558
	Lavipharm S.A.	3,320	14,975
	M.J. Mailis S.A.	12,070	30,818
*	Maritime Company of Lesvos S.A.	21,461	27,228
	Metka S.A.	4,852	113,981
	Michaniki S.A.	18,193	159,410
	Minoan Lines S.A.	18,255	138,827
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	130,076
	Mytilineos Holdings S.A.	6,184	319,274
	National Bank of Greece S.A.	11,760	789,739
	National Bank of Greece S.A. ADR	298,070	4,009,042

29

	Neochimiki Lv Lavrentiadis S.A.	10,141	288,105
	Nirefs Acquaculture S.A.	6,275	29,222
*	Pantechniki S.A.	6,160	35,998
	Piraeus Bank S.A.	19,879	767,145
	Public Power Corp.	20,165	990,410
	Real Estate Development & Services S.A.	9,620	51,088
	S&B Industrial Minerals S.A.	5,367	101,700
	Sarantis S.A.	3,070	62,457
	Sato S.A.	10,903	37,856
	Sfakianakis S.A.	6,016	69,681
*	Singularlogic S.A.	10,740	45,543
*	Technical Olympic S.A.	26,803	32,105
	Teletypos S.A. Mega Channel	4,090	27,001
	Terna Tourist Technical & Maritime S.A.	3,960	73,211
	Titan Cement Co. S.A.	11,700	520,852
	Viohalco S.A.	33,733	451,098
*	Vioter S.A.	31,659	44,028
TOTAL COMMON STOCKS			22,469,826

RIGHTS/WARRANTS — (0.0%)
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A. Rights 12/10/07	9,390	824

TOTAL — GREECE			22,470,650

HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
	Aeon Stores (Hong Kong) Co., Ltd.	32,000	65,860
	Alco Holdings, Ltd.	60,000	28,303
#	Allied Group, Ltd.	56,000	331,524
#	Allied Properties, Ltd.	980,000	438,257
*	A-Max Holdings, Ltd.	2,470,000	45,820
	Asia Financial Holdings, Ltd.	84,000	44,967
	Asia Satellite Telecommunications Holdings, Ltd. Sponsored ADR	2,300	45,195
	Asia Standard Hotel	2,628,614	33,939
	Asia Standard International Group, Ltd.	1,073,803	39,591
*	Asian Union New Media Group, Ltd.	3,400,000	69,005
	ASM Pacific Technology, Ltd.	21,500	152,867
*	Associated International Hotels	29,000	53,944
	Baltrans Holdings, Ltd.	76,000	49,222
	Bank of East Asia, Ltd.	185,221	1,127,602
*	Bio Beauty Group Reserved Shares	4,056	—
*	Bossini International Holdings, Ltd.	530,000	25,837
*	Burwill Holdings, Ltd.	432,000	58,349
#	C C Land Holdings, Ltd.	201,000	341,168
	Cafe de Coral Holdings, Ltd.	58,000	126,203
*	Capital Estate, Ltd.	2,520,000	41,715
	Capital Strategic Investment, Ltd.	500,000	26,481
	Cathay Pacific Airways, Ltd.	287,000	757,991
# *	CATIC International Holdings, Ltd.	2,160,000	108,636
	CCT Telecom Holdings, Ltd.	156,000	25,551
#	Century City International	2,656,000	53,351
	Champion Technology Holdings, Ltd.	217,819	43,788

30

	Chen Hsong Holdings, Ltd.	68,000	42,559
	Cheuk Nang (Holdings), Ltd.	23,000	20,533
	Cheung Kong Holdings, Ltd.	188,000	3,557,317
#	Cheung Kong Infrastructure Holdings, Ltd.	104,000	404,189
	Chevalier International Holdings, Ltd.	62,000	69,265
*	Chia Tai Enterprises International, Ltd.	440,000	11,997
*	China Foods, Ltd.	136,000	101,618
	China Hong Kong Photo Products Holdings, Ltd.	370,000	41,021
	China Merchants Holdings (International) Co., Ltd.	69,449	451,146
	China Metal International Holdings, Ltd.	168,000	58,450
# *	China Renji Medical Group, Ltd.	3,762,000	77,790
	China Resources Logic, Ltd.	278,000	52,002
# *	China Seven Star Shopping, Ltd.	1,350,000	48,775
	China Shineway Pharmaceutical Group, Ltd.	42,000	30,249
*	China Solar Energy Holdings, Ltd.	260,000	17,390
*	China Timber Resources Group, Ltd.	300,000	9,854
	China Unicom, Ltd. ADR	9,200	212,612
#	China Wireless Technologies, Ltd.	216,000	33,325
# *	China Zenith Chemical Group, Ltd.	920,000	57,691
# *	Chinese People Gas Holdings Co., Ltd.	390,000	25,171
#	Chong Hing Bank, Ltd.	57,000	132,969
	Chow Sang Sang Holdings	110,000	145,453
	Chu Kong Shipping Development	196,000	42,393
	Chuang’s China Investments, Ltd.	299,000	40,321
	Chuang’s Consortium International, Ltd.	346,340	83,617
	Chun Wo Holdings, Ltd.	22,000	5,179
*	Chung Tai Printing Holdings, Ltd.	2,040,000	58,186
	CITIC International Financial Holdings, Ltd.	193,000	124,962
*	City Telecom, Ltd. ADR	5,412	29,766
*	Clear Media, Ltd.	44,000	42,735
	CLP Holdings, Ltd.	72,000	490,974
	CNOOC, Ltd. ADR	2,300	424,511
	Coastal Greenland, Ltd.	412,000	109,073
	COL Capital, Ltd.	64,000	53,841
	COSCO International Holdings, Ltd.	200,000	225,555
#	Coslight Technology International Group, Ltd.	58,000	32,784
	Cosmos Machinery Enterprises, Ltd.	250,000	24,315
	Dah Sing Banking Group, Ltd.	125,800	271,395
#	Dah Sing Financial Holdings, Ltd.	49,600	444,322
	Daisho Microline Holdings, Ltd.	152,000	32,617
*	Dan Form Holdings Co., Ltd.	329,000	30,726
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	27,599
#	Dickson Concepts International, Ltd.	64,000	50,516
*	DVN Holdings, Ltd.	177,000	25,521
	Dynamic Holdings, Ltd.	28,000	12,248
	Eagle Nice (International) Holdings, Ltd.	162,000	35,457
*	Easyknit Enterprises Holdings, Ltd.	240,000	2,682
	EcoGreen Fine Chemical Group	92,000	39,564
*	Eforce Holdings, Ltd.	60,000	5,172
#	EganaGoldpfeil Holdings, Ltd.	209,588	17,766
*	Emperor Capital Group, Ltd.	22,800	4,450
	Emperor Entertainment Hotel, Ltd.	125,000	27,400
	Emperor International Holdings, Ltd.	428,000	192,341
*	Enerchina Holdings, Ltd.	272,287	13,456
*	ENM Holdings, Ltd.	328,000	14,974

31

	Esprit Holdings, Ltd.	37,000	555,515
# *	eSun Holdings, Ltd.	114,000	77,142
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,013
	Fairwood Holdings, Ltd.	35,000	43,731
#	Far East Consortium	318,250	170,831
	First Natural Foods Holdings, Ltd.	225,000	33,929
	First Pacific Co., Ltd.	408,000	307,224
	Fong’s Industries Co., Ltd.	64,000	39,087
	Fountain Set Holdings, Ltd.	62,000	14,037
*	Foxconn International Holdings, Ltd.	51,000	127,094
*	Frasers Property China, Ltd.	1,240,000	46,520
*	Freeman Corp., Ltd.	1,928,000	17,322
	Fubon Bank Hong Kong, Ltd.	160,000	94,708
# *	Fushan International Energy Group, Ltd.	118,000	73,506
# *	Galaxy Entertainment Group, Ltd.	400,000	388,372
	Get Nice Holdings, Ltd.	466,000	48,778
	Giordano International, Ltd.	446,000	212,073
	Global Green Tech Group, Ltd.	246,000	66,271
	Glorious Sun Enterprises, Ltd.	86,000	52,147
*	Golden Resorts Group, Ltd.	1,662,000	125,289
	Goldlion Holdings, Ltd.	239,000	80,948
	Grande Holdings, Ltd.	54,000	20,832
	Great Eagle Holdings, Ltd.	115,598	449,933
	Guangnan Holdings, Ltd.	146,000	31,047
*	Guo Xin Group, Ltd.	2,080,000	36,282
	Hang Fung Gold Technology, Ltd.	250,000	46,767
	Hang Lung Group, Ltd.	194,000	1,111,898
	Hang Lung Properties, Ltd.	298,000	1,375,423
	Hang Seng Bank, Ltd.	24,500	471,140
#	Hanny Holdings, Ltd.	1,416,000	40,589
*	Hans Energy Co., Ltd.	232,000	21,268
#	Henderson Investment, Ltd.	477,000	1,015,541
#	Henderson Land Development Co., Ltd.	168,000	1,493,399
*	Heng Tai Consumables Group, Ltd.	320,000	61,861
# *	Hi Sun Technology (China), Ltd.	117,000	42,889
	HKC (Holdings), Ltd.	3,670	1,172
#	HKR International, Ltd.	231,733	228,134
	Hon Kwok Land Investment Co., Ltd	58,000	23,428
*	Honesty Treasure International Holdings, Ltd.	886,000	44,961
#	Hong Kong and China Gas Co., Ltd.	184,900	545,219
	Hong Kong and Shanghai Hotels, Ltd.	163,431	280,357
	Hong Kong Electric Holdings, Ltd.	82,000	430,327
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	16,166
	Hongkong Chinese, Ltd.	222,000	46,049
#	Hopewell Highway Infrastructure, Ltd.	207,000	177,771
	Hopewell Holdings, Ltd.	239,000	1,089,745
	Hsin Chong Construction Group, Ltd.	280,000	87,996
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	37,208
	Huafeng Textile International Group, Ltd.	556,000	53,723
*	Hualing Holdings, Ltd.	506,000	39,259
	Hung Hing Printing Group, Ltd.	64,524	32,682
	Hutchison Harbour Ring, Ltd.	636,000	48,313
	Hutchison Telecommunications International, Ltd.	111,000	156,413
	Hutchison Whampoa, Ltd.	256,000	3,056,697
	Hysan Development Co., Ltd.	55,605	159,681

32

	I.T., Ltd.	316,000	103,275
	I-Cable Communications, Ltd.	85,000	17,768
*	Imagi International Holdings, Ltd.	64,000	11,590
	Industrial & Commercial Bank of China (Asia), Ltd.	91,143	214,750
	Integrated Distribution Services Group, Ltd.	14,000	45,889
	IPE Group, Ltd.	325,000	43,659
	ITC Corp., Ltd.	419,340	33,506
*	ITC Properties Group, Ltd.	415,000	22,204
*	Jinhui Holdings Co., Ltd.	86,000	70,248
#	Johnson Electric Holdings, Ltd.	533,000	244,398
	K Wah International Holdings, Ltd.	420,882	274,812
	Kantone Holdings, Ltd.	493,866	49,638
	Keck Seng Investments	62,000	49,159
#	Kerry Properties, Ltd.	119,583	1,090,371
	Kin Yat Holdings, Ltd.	148,000	45,150
	Kingboard Chemical Holdings, Ltd.	181,500	988,641
	Kowloon Development Co., Ltd.	157,000	392,870
	Lai Fung Holdings, Ltd.	1,570,000	81,493
# *	Lai Sun Development Co., Ltd.	2,373,000	71,969
*	Lai Sun Garment International, Ltd.	432,000	35,062
	Le Saunda Holdings, Ltd.	200,000	26,250
	Lee & Man Paper Manufacturing, Ltd.	52,000	227,355
	Lerado Group Holding Co.	408,000	35,192
	Li & Fung, Ltd.	115,600	461,870
	Lifestyle International Holdings, Ltd.	86,000	221,380
	Lippo, Ltd.	47,000	42,777
	Liu Chong Hing Investment, Ltd.	62,000	87,659
	Luen Thai Holdings, Ltd.	230,000	30,474
	Luk Fook Holdings (International), Ltd.	110,000	86,005
#	Luks Industrial Group, Ltd.	68,000	88,991
	Lung Kee (Bermuda) Holdings, Ltd.	74,000	33,201
# *	Macau Success, Ltd.	260,000	38,648
	Magnificent Estates	2,312,000	89,953
	Man Yue International Holdings, Ltd.	48,000	15,020
	Matsunichi Communications Holdings, Ltd.	132,000	113,806
#	Melco International Development, Ltd.	253,000	409,835
	Midland Holdings, Ltd.	154,000	230,780
*	Mirabell International Holdings	76,000	44,435
	Miramar Hotel & Investment	87,000	143,649
*	Mongolia Energy Corporation, Ltd.	155,000	256,248
	MTR Corp., Ltd.	352,989	1,193,963
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	48,935
*	Nan Hai Corp., Ltd.	11,700,000	195,266
	Nanyang Holdings	4,000	10,211
	Natural Beauty Bio-Technology, Ltd.	370,000	94,800
	New Century Group Hong Kong, Ltd.	464,000	10,030
#	New World China Land, Ltd.	466,000	485,554
	New World Development Co., Ltd.	524,515	2,009,464
	Next Media, Ltd.	270,000	100,721
	Norstar Founders Group, Ltd.	136,000	37,786
	NWS Holdings, Ltd.	269,889	945,207
	Oriental Press Group	536,000	68,286
	Oriental Watch Holdings	132,000	50,892
#	Pacific Andes International Holdings, Ltd.	282,233	77,994
	Pacific Basin Shipping, Ltd.	214,000	440,667

33

	Pacific Century Premium Developments, Ltd.	444,000	148,138
	Paliburg Holdings, Ltd.	1,287,900	35,860
#	PCCW, Ltd.	339,000	203,665
	PCCW, Ltd. Sponsored ADR	7,400	44,673
	Peace Mark Holdings, Ltd.	100,000	148,847
	Pico Far East Holdings, Ltd.	190,000	52,905
	Playmates Holdings, Ltd.	454,000	40,351
*	PME Group, Ltd.	250,000	42,842
	Poly Hong Kong Investment, Ltd.	125,000	132,809
	Ports Design, Ltd.	61,500	211,321
	Prime Success International Group, Ltd.	150,000	112,914
	Public Financial Holdings, Ltd.	204,000	113,801
#	PYI Corp., Ltd.	433,990	185,426
#	Qin Jia Yuan Media Services Co., Ltd.	78,000	47,623
	Raymond Industrial, Ltd.	77,000	14,074
	Regal Hotels International Holdings, Ltd.	3,640,000	263,311
#	Road King Infrastructure, Ltd.	99,000	186,346
	Sa Sa International Holdings, Ltd.	224,000	87,990
	SCMP Group, Ltd.	264,000	75,276
	Sea Holdings, Ltd.	126,000	100,524
*	Shanghai Allied Cement, Ltd.	96,000	32,562
*	Shanghai Zenghai Property, Ltd.	2,525,000	133,272
	Shangri-La Asia, Ltd.	276,000	787,316
	Shaw Brothers Hong Kong, Ltd.	57,000	113,851
#	Shell Electric Manufacturing Co., Ltd.	82,000	108,281
	Shenyin Wanguo, Ltd.	195,000	239,015
#	Shui On Construction & Materials, Ltd.	26,000	100,249
	Shun Tak Holdings, Ltd.	196,000	300,034
	Silver Grant International	186,000	35,754
#	Singamas Container Holdings, Ltd.	112,000	53,490
	Sino Biopharmaceutical, Ltd.	264,000	52,214
*	Sino Gas Group, Ltd.	480,000	14,453
	Sino Land Co., Ltd.	223,163	798,578
*	Sino-i Technology, Ltd.	3,520,000	59,887
*	Skyfame Realty Holdings, Ltd.	240,000	46,295
	Smartone Telecommunications Holdings, Ltd.	132,000	127,551
	Solomon Systech International, Ltd.	680,000	57,922
	Starlight International Holdings	157,500	26,713
	Stelux Holdings International, Ltd.	359,000	33,017
	Sun Hung Kai & Co., Ltd.	167,000	228,348
	Sun Hung Kai Properties, Ltd.	171,000	3,559,044
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	36,363
	Symphony Holdings, Ltd.	234,000	24,087
	Tack Fat Group	552,000	73,697
	Tai Cheung Holdings	115,000	95,739
	Tai Fook Securities Group, Ltd.	154,000	113,586
*	Tak Shun Technology Group, Ltd.	4,760,000	92,035
	Tak Sing Alliance Holdings	186,000	40,892
	Tan Chong International, Ltd.	324,000	109,811
*	TCC International Holdings, Ltd.	170,720	197,654
#	Techtronic Industries Co., Ltd.	449,000	380,132
	Television Broadcasts, Ltd.	49,000	301,327
	Texhong Textile Group, Ltd.	168,000	26,794
	Texwinca Holdings, Ltd.	184,000	137,334
	Tian An China Investments	152,000	230,119

34

#	Tingyi (Cayman Islands) Holding Corp.	122,000	174,095
*	Titan Petrochemicals Group, Ltd.	1,160,000	82,522
	Tongda Group Holdings, Ltd.	380,000	16,197
#	Top Form International, Ltd.	178,000	21,203
#	Transport International Holdings, Ltd.	41,200	187,740
	Truly International Holdings	76,000	194,653
	Tungtex (Holdings) Co., Ltd.	174,000	43,483
*	United Power Investment, Ltd.	804,000	31,165
	USI Holdings, Ltd.	182,000	140,226
	Varitronix International, Ltd.	114,000	88,247
	Vedan International (Holdings), Ltd.	104,000	11,790
#	Victory City International Holdings	132,008	36,299
	Vitasoy International Holdings, Ltd.	178,000	76,680
*	VODone, Ltd.	212,000	61,478
# *	Vongroup, Ltd.	990,000	61,712
	VST Holdings, Ltd.	112,000	31,900
#	Vtech Holdings, Ltd.	16,000	142,417
	Wai Kee Holdings, Ltd.	92,000	36,700
	Wang On Group, Ltd.	1,680,000	38,404
	Wharf Holdings, Ltd.	212,000	1,264,704
	Wheelock and Co., Ltd.	311,000	979,644
	Wheelock Properties, Ltd.	400,000	464,382
*	Willie International Holdings, Ltd.	5,424,000	22,212
	Wing Hang Bank, Ltd.	30,000	376,290
	Wing Lung Bank, Ltd.	48,800	517,517
	Wing On Co. International, Ltd.	47,000	83,015
	Wong’s Kong King International (Holdings), Ltd.	110,000	17,916
	Xinyi Glass Holding Co., Ltd.	218,000	252,859
	Yip’s Chemical Holdings, Ltd.	64,000	44,772
	Yue Yuen Industrial (Holdings), Ltd.	191,500	611,271
	Yugang International, Ltd.	1,294,000	48,425
TOTAL COMMON STOCKS			57,680,453

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Rights 08/27/10	514,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	211,795	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	43,564	—
*	Industrial and Commerical Bank of China (Asia), Ltd. Warrants 11/6/08	10,000	1,734
*	Kantone Holdings, Ltd. Warrants 01/08/09	98,773	—
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	13,200	—
*	Paliburg Holdings, Ltd. Warrants 11/5/07	143,100	125
*	Tian An China Investments Rights 12/21/07	30,400	29,576
TOTAL RIGHTS/WARRANTS			31,435

TOTAL — HONG KONG			57,711,888

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
	Abbey P.L.C.	2,280	19,074
	Allied Irish Banks P.L.C. Sponsored ADR	96,500	4,377,240
	Anglo Irish Bank Corp. P.L.C.	96,795	1,681,909
	Bank of Ireland P.L.C.	30,312	482,316
	Bank of Ireland P.L.C. Sponsored ADR	36,200	2,298,700

35

*	Blackrock International Land P.L.C.	9,347	4,635
	C&C Group P.L.C.	23,058	123,726
	CRH P.L.C.	32,318	1,219,715
#	CRH P.L.C. Sponsored ADR	64,747	2,458,444
	CryptoLogic, Ltd.	900	17,218
	DCC P.L.C.	24,841	618,672
*	Dragon Oil P.L.C.	79,549	518,812
*	Elan Corp. P.L.C.	11,725	270,621
*	Elan Corp. P.L.C. Sponsored ADR	34,100	785,323
	FBD Holdings P.L.C.	5,191	156,276
	Fyffes P.L.C.	87,764	119,872
	Glanbia P.L.C.	43,959	300,267
	Greencore Group P.L.C.	27,517	174,095
*	Horizon Technology Group P.L.C.	10,347	12,406
	IAWS Group P.L.C.	30,601	663,071
	IFG Group P.L.C.	12,005	27,376
	Independent News & Media P.L.C.	65,382	206,420
*	IONA Technologies P.L.C. ADR	5,700	21,375
*	Irish Continental Group P.L.C.	12,617	435,131
	Irish Life & Permanent P.L.C.	111,235	2,204,105
*	Kenmare Resources P.L.C.	116,445	128,514
	Kerry Group P.L.C.	40,764	1,189,676
	Kingspan Group P.L.C.	19,320	407,447
*	Lantor	3,500	—
	McInerney Holdings P.L.C.	55,015	100,523
	Paddy Power P.L.C.	7,672	241,962
	Readymix P.L.C.	8,287	19,241
	Total Produce P.L.C.	9,347	9,243
	United Drug P.L.C.	67,940	352,530
*	Waterford Wedgwood P.L.C.	303,747	9,761
TOTAL COMMON STOCKS			21,655,696

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	3,500	—

TOTAL — IRELAND			21,655,696

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
	ACEA SpA	20,710	405,334
	Acegas-APS SpA	6,963	72,983
	Actelios SpA	5,983	51,932
	Aedes SpA	15,702	86,945
#	AEM SpA	133,562	561,181
	Alleanza Assicurazioni SpA	74,138	978,182
#	Amplifon SpA	11,008	62,724
#	ASM SpA	39,933	283,961
	Assicurazioni Generali SpA, Trieste	68,006	3,124,514
	Astaldi SpA	8,431	68,992
#	Atlantia SpA	5,858	222,780
	Autogrill SpA, Novara	7,253	127,092
	Azimut Holding SpA	16,036	228,400
#	Banca CR Firenze	74,868	723,879
#	Banca Finnat Euramerica SpA	18,038	23,690

36

	Banca Ifis SpA	3,639	47,352
#	Banca Intermobiliare SpA	13,555	146,328
	Banca Italease SpA	4,000	58,880
#	Banca Monte Dei Paschi di Siena SpA	230,298	1,283,025
	Banca Piccolo Credito Valtellinese Scarl SpA	36,769	495,444
	Banca Popolare dell’Etruria e del Lazio Scrl	14,557	225,400
	Banca Popolare di Milano Scarl	167,719	2,427,613
	Banca Profilo SpA	12,834	34,753
	Banco di Desio e della Brianza SpA	11,197	117,332
*	Banco Popolare Scarl	119,982	2,697,703
#	Beghelli SpA	52,121	92,542
	Benetton Group SpA	15,025	277,080
	Benetton Group SpA Sponsored ADR	3,400	125,865
	Biesse SpA	3,460	73,531
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	25,874
	Brembo SpA	5,614	88,551
	Bulgari SpA	15,158	224,228
	Buzzi Unicem SpA	25,006	693,028
	C.I.R. SpA - Compagnie Industriali Riunite	141,679	513,255
#	Caltagirone Editore SpA	6,138	40,779
	Caltagirone SpA	13,425	121,211
	Carraro SpA	6,094	61,452
#	Cembre SpA	4,534	41,738
	Cementir SpA	19,945	188,843
	Centrale del Latte di Torino & Co. SpA	5,071	27,964
#	Class Editore SpA	14,430	32,250
	Credito Artigiano SpA	18,657	104,320
	Credito Bergamasco SpA	7,986	336,459
	Credito Emiliano SpA	20,908	276,492
	Cremonini SpA	14,749	46,129
	Danieli & Co. SpA	6,865	223,775
	Davide Campari - Milano SpA	45,665	453,156
	De Longhi SpA	16,025	108,702
*	Digital Multimedia Technologies SpA	1,000	58,666
*	Ducati Motor Holding SpA	63,040	161,420
	Emak SpA	5,067	37,712
	Enel SpA	19,879	238,010
	Enel SpA Sponsored ADR	20,800	1,242,592
	Eni SpA	2,426	86,835
	Eni SpA Sponsored ADR	111,450	7,975,362
#	ERG SpA	18,935	385,361
	Ergo Previdenza SpA	6,218	32,607
	Esprinet SpA	2,155	25,715
	Fiat SpA	88,467	2,430,220
	Fiat SpA Sponsored ADR	8,900	245,208
*	Fiera Milano SpA	2,610	18,713
	Finmeccanica SpA	60,787	1,813,961
	Fondiaria - Sai SpA	27,833	1,217,248
#	Gemina SpA	57,105	117,503
	Geox SpA	10,000	223,406
	Gewiss SpA	8,038	56,306
#	Granitifiandre SpA	4,023	52,250
#	Gruppo Editoriale L’Espresso SpA	52,206	240,391
	Hera SpA	81,569	347,787
*	Immobiliare Lombardia SpA	587,963	116,701

37

	Immsi SpA	36,638	81,203
*	Impregilo SpA	61,554	405,784
#	Indesit Co. SpA	9,574	161,331
	Industria Macchine Automatique SpA	2,112	46,127
	Intek SpA	29,947	31,505
#	Interpump Group SpA	3,715	39,144
	Intesa Sanpaolo SpA	829,900	6,606,404
	Intesa Sanpaolo Sponsored ADR	14,017	672,796
	Iride SpA	20,399	73,293
#	Italcementi SpA	24,814	514,645
	Italmobiliare SpA	2,773	267,215
# *	Juventus Football Club SpA	15,523	24,347
*	KME Group SpA	36,320	89,542
	Lottomatica SpA	22,897	781,983
	Luxottica Group SpA	1,585	52,821
	Luxottica Group SpA Sponsored ADR	5,700	189,924
	Mariella Burani SpA	1,823	54,299
	Marr SpA	9,000	101,330
	Mediaset SpA	42,092	410,772
#	Mediobanca SpA	99,097	2,230,359
#	Mediolanum SpA	24,315	175,636
	Meliorbanca SpA	16,355	79,908
	Milano Assicurazioni SpA	74,662	548,714
	Mirato SpA	1,421	16,780
#	Mondadori (Arnoldo) Editore SpA	16,546	138,295
# *	Montefibre SpA	52,254	42,565
	Navigazione Montanari SpA	13,409	55,864
	PanariaGroup Industrie Ceramiche SpA	4,000	29,089
	Permasteelisa SpA	3,863	82,413
*	Pininfarina SpA	795	9,353
	Pirelli & C.Real Estate SpA	1,287	53,305
	Premafin Finanziaria SpA	84,657	252,373
	Premuda SpA	12,844	30,585
	Recordati SpA	24,331	230,823
*	Reno de Medici SpA	75,191	63,789
# *	Risanamento Napoli SpA	15,429	94,110
	Sabaf SpA	1,075	34,571
	SAES Getters SpA	1,863	53,508
	Saipem SpA	12,588	506,306
*	Saras SpA Raffinerie Sarde	70,414	407,503
#	SAVE SpA	1,800	58,795
	Seat Pagine Gialle SpA	467,000	221,049
	Snam Rete Gas SpA	52,623	334,642
*	Snia SpA	17,315	20,477
*	Societa Partecipazioni Finanziarie SpA	31,924	21,263
#	Societe Cattolica di Assicurazoni Scrl SpA	14,488	791,739
#	Socotherm SpA	3,685	39,638
	Sogefi SpA	15,823	136,573
	Sol SpA	7,227	56,148
*	Sorin SpA	94,295	189,435
*	Stefanel SpA	11,817	40,952
# *	Telecom Italia Media SpA	175,932	64,193
	Telecom Italia SpA	17,080	54,296
#	Telecom Italia SpA Sponsored ADR	127,800	4,053,816
	Terna SpA	178,121	697,983

38

# *	Tiscali SpA	43,279	141,975
#	Tod’s SpA	2,600	189,055
	Trevi Finanziaria SpA	4,872	86,028
	UniCredito Italiano SpA	992,597	8,435,199
	Unione di Banche Italiane SpA	134,223	3,824,208
	Unipol Gruppo Finanziario SpA	206,887	802,566
	Vianini Lavori SpA	3,453	58,310
	Vittoria Assicurazioni SpA	1,943	33,450
TOTAL COMMON STOCKS			71,949,721

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	1,229
*	Gemina SpA Rights 11/30/07	57,105	62,656
# *	Intek SpA Rights 06/13/08	11,090	2,352
TOTAL RIGHTS/WARRANTS			66,237

TOTAL — ITALY			72,015,958

JAPAN — (18.2%)
COMMON STOCKS — (18.2%)
#	A&A Material Corp.	12,000	14,281
#	ABILIT Corp.	8,900	20,532
	Achilles Corp.	63,000	92,334
	Adeka Corp.	38,900	412,213
#	Aderans Holdings Co., Ltd.	12,100	192,329
#	Advan Co., Ltd.	9,800	82,723
#	Advantest Corp.	3,200	90,578
	Advantest Corp. ADR	8,400	237,720
	AEON Co., Ltd.	156,000	2,391,921
	Aeon Delight Co., Ltd.	2,600	54,130
#	Aeon Fantasy Co., Ltd.	2,500	62,745
	Aeon Mall Co., Ltd.	6,800	182,684
	Ahresty Corp.	6,900	113,444
	Ai Holdings Corp.	13,000	83,560
	Aica Kogyo Co., Ltd.	24,000	228,905
	Aichi Corp.	9,100	101,994
	Aichi Machine Industry Co., Ltd.	20,000	44,458
#	Aichi Steel Corp.	53,000	296,283
	Aida Engineering, Ltd.	28,000	168,015
	Aigan Co., Ltd.	3,900	25,099
	Aioi Insurance Co., Ltd.	251,000	1,395,292
	Aiphone Co., Ltd.	7,200	113,566
	Air Water, Inc.	38,000	407,494
	Airport Facilities Co., Ltd.	19,400	129,486
	Aisan Industry Co., Ltd.	12,100	151,690
	Aisin Seiki Co., Ltd.	32,500	1,315,267
	Ajinomoto Co., Inc.	124,000	1,366,693
#	Akebono Brake Industry Co., Ltd.	18,000	129,095
	Akindo Sushiro Co., Ltd.	1,000	29,020
	Alfresa Holdings Corp.	11,100	644,452
	All Nippon Airways Co., Ltd.	35,000	136,302
*	Allied Telesis Holdings K.K.	10,900	4,858
#	Aloka Co., Ltd.	9,000	126,508
	Alpha Corp.	1,000	18,667

39

#	Alpha Systems, Inc.	5,500	135,319
	Alpine Electronics, Inc.	16,000	271,633
	Alps Electric Co., Ltd.	77,400	972,726
	Alps Logistics Co., Ltd.	7,100	67,497
	Altech Corp.	2,600	36,220
	Amada Co., Ltd.	163,000	1,505,748
	Amano Corp.	29,300	343,783
#	Amiyaki Tei Co., Ltd.	13	30,510
#	Amuse, Inc.	5,000	95,922
	Ando Corp.	38,000	60,074
#	Anest Iwata Corp.	17,000	75,548
#	Anritsu Corp.	46,000	202,531
#	AOC Holdings, Inc.	14,900	241,775
	AOI Electronics Co., Ltd.	1,400	16,711
	AOKI Holdings, Inc.	9,700	186,363
	Aoyama Trading Co., Ltd.	25,400	647,040
	Arakawa Chemical Industries, Ltd.	7,300	79,628
	Araya Industrial Co., Ltd.	18,000	46,188
	Arealink Co., Ltd.	90	38,339
#	Ariake Japan Co., Ltd.	9,200	182,178
#	Arisawa Manufacturing Co., Ltd.	14,200	157,684
	Aronkasei Co., Ltd.	6,000	25,632
#	ART Corp.	2,800	75,235
	As One Corp.	4,900	127,789
	Asahi Breweries, Ltd.	69,900	1,213,221
	Asahi Diamond Industrial Co., Ltd.	27,000	202,398
	Asahi Glass Co., Ltd.	58,000	811,531
	Asahi Kasei Corp.	167,000	1,207,064
	Asahi Kogyosha Co., Ltd.	14,000	47,049
	Asahi Organic Chemicals Industry Co., Ltd.	32,000	98,109
	Asahi Pretec Corp.	2,400	68,738
	Asahi Soft Drinks Co., Ltd.	3,000	57,429
# *	Asahi Tec Corp.	104,000	102,410
	Asanuma Corp.	11,000	17,421
	Asatsu-Dk, Inc.	15,800	462,685
	Ashimori Industry Co., Ltd.	14,000	26,689
	Asics Corp.	10,000	144,901
	ASKA Pharmaceutical Co., Ltd.	7,000	62,263
	Astellas Pharma, Inc.	18,900	843,235
#	Asti Corp.	4,000	13,806
	Asunaro Aoki Construction Co., Ltd.	12,500	81,019
# *	Atom Corp.	2,600	9,826
	Atsugi Co., Ltd.	86,000	115,826
	Aucnet, Inc.	3,400	60,691
	Autobacs Seven Co., Ltd.	14,200	305,181
#	Avex Group Holdings, Inc.	8,500	115,767
#	Azel Corp.	23,000	65,106
	Bando Chemical Industries, Ltd.	35,000	156,604
	Bank of the Ryukyus, Ltd.	15,200	209,956
	Bank of Yokohama, Ltd.	258,000	2,018,948
#	Belluna Co., Ltd.	14,950	121,602
	Benesse Corp.	18,700	776,956
#	Best Denki Co., Ltd.	29,000	225,444
	Bookoff Corp.	6,200	41,177
	Bosch Corp.	74,000	378,215

40

	Bridgestone Corp.	74,900	1,437,253
	Brother Industries, Ltd.	47,100	660,674
	Bunka Shutter Co., Ltd.	23,000	95,366
#	CAC Corp.	9,200	70,249
#	Calsonic Kansei Corp.	62,000	351,323
	Canon Electronics, Inc.	3,600	84,224
	Canon Finetech, Inc.	12,000	183,640
	Canon Marketing Japan, Inc.	34,000	693,648
	Canon, Inc. Sponsored ADR	25,050	1,318,131
#	Capcom Co., Ltd.	5,800	157,705
#	Casio Computer Co., Ltd.	88,200	1,126,163
	Cawachi, Ltd.	6,900	184,834
	Central Finance Co., Ltd.	28,000	60,839
	Central Glass Co., Ltd.	75,000	277,486
	Central Japan Railway Co.	37	391,377
#	Central Security Patrols Co., Ltd.	3,100	28,223
	Century Leasing System, Inc.	11,900	105,519
	CFS Corp.	4,500	20,858
#	Chino Corp.	8,000	22,480
#	Chiyoda Co., Ltd.	10,000	168,755
	Chiyoda Corp.	15,000	196,508
#	Chofu Seisakusho Co., Ltd.	7,900	129,473
*	Chori Co., Ltd.	27,000	29,058
	Chubu Electric Power Co., Ltd.	21,500	596,592
	Chubu Shiryo Co., Ltd.	10,000	99,457
	Chudenko Corp.	11,400	217,064
	Chuetsu Pulp and Paper Co., Ltd.	25,000	52,975
	Chugai Mining Co., Ltd.	20,600	7,677
	Chugai Pharmaceutical Co., Ltd.	13,700	239,615
	Chugai Ro Co., Ltd.	31,000	109,064
	Chugoku Marine Paints, Ltd.	12,000	134,121
	Chuo Denki Kogyo Co., Ltd.	7,000	72,462
	Chuo Mitsui Trust Holdings, Inc.	171,000	1,457,805
	Chuo Spring Co., Ltd.	13,000	48,539
	Circle K Sunkus Co., Ltd.	19,600	287,425
#	Citizen Holdings Co., Ltd.	112,500	1,206,117
#	CKD Corp.	21,500	165,200
#	Clarion Co., Ltd.	103,000	223,797
	Cleanup Corp.	10,000	71,079
	CMK Corp.	16,600	123,028
	Coca-Cola Central Japan Co., Ltd.	22	166,750
	Coca-Cola West Japan Co., Ltd.	25,102	570,752
#	Colowide Co., Ltd.	3,500	16,218
# *	Columbia Music Entertainment, Inc.	23,000	17,134
	Commuture Corp.	14,000	79,846
	Computer Engineering & Consulting, Ltd.	2,800	25,821
	Comsys Holdings Corp.	51,000	419,289
*	Co-Op Chemical Co., Ltd.	23,000	26,004
	Core Corp.	6,100	38,707
	Corona Corp.	10,400	144,934
#	Cosel Co., Ltd.	8,300	114,378
	Cosmo Oil Co., Ltd.	326,000	1,347,135
#	Cosmo Securities Co., Ltd.	57,000	73,651
	Create Medic Co., Ltd.	3,000	27,950
	Credit Saison Co., Ltd.	34,100	969,450

41

# *	Creed Corp.	47	119,431
	Cross Plus, Inc.	2,000	23,741
	CSK Holdings Corp.	20,900	690,009
	CTI Engineering Co., Ltd.	4,600	31,848
#	Culture Convenience Club Co., Ltd.	29,700	194,987
	Cybozu, Inc.	20	7,689
	D&M Holdings, Inc.	40,000	157,671
	Dai Nippon Printing Co., Ltd.	140,000	2,039,216
	Dai Nippon Screen Mfg. Co., Ltd.	88,000	495,228
#	Dai Nippon Sumitomo Pharma Co., Ltd.	69,000	560,504
#	Dai Nippon Toryo, Ltd.	53,000	74,011
	Daibiru Corp.	9,000	119,375
	Daicel Chemical Industries, Ltd.	123,000	729,264
	Dai-Dan Co., Ltd.	9,000	43,581
	Daido Kogyo Co., Ltd.	11,000	30,824
#	Daido Metal Co., Ltd.	13,000	67,013
#	Daido Steel Co., Ltd.	117,000	866,164
#	Daidoh, Ltd.	10,000	131,849
	Daifuku Co., Ltd.	24,500	345,561
	Daihatsu Motor Co., Ltd.	100,000	1,008,906
	Daihen Corp.	21,000	118,533
	Daiho Corp.	10,000	13,192
#	Daiichi Chuo Kisen Kaisha	11,000	76,374
	Daiichi Jitsugyo Co., Ltd.	18,000	83,633
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	58,585
	Dai-ichi Kogyo Seiyaku Co., Ltd.	18,000	45,461
#	Daiken Corp.	33,000	89,541
	Daiki Aluminium Industry Co., Ltd.	10,000	37,629
	Daikin Industries, Ltd.	6,000	310,989
	Daiko Clearing Services Corp.	2,000	14,481
#	Daikoku Denki Co., Ltd.	5,500	65,478
#	Daikyo, Inc.	69,392	199,750
	Daimei Telecom Engineering Corp.	16,000	125,004
	Dainichi Co., Ltd.	8,100	69,454
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	34,000	155,880
	Dainippon Ink & Chemicals, Inc.	211,000	1,062,116
#	Daio Paper Corp.	33,000	288,393
	Daiseki Co., Ltd.	960	32,338
#	Daiso Co., Ltd.	36,000	127,844
*	Daisue Construction Co., Ltd.	70,000	43,546
	Daisyo Corp.	6,300	87,099
	Daito Trust Construction Co., Ltd.	4,100	197,232
*	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	21,770
	Daiwa House Industry Co., Ltd.	124,000	1,646,637
	Daiwa Industries, Ltd.	11,000	66,269
	Daiwa Securities Co., Ltd.	205,000	2,077,008
#	Daiwa Seiko, Inc.	27,000	53,296
#	Daiwabo Co., Ltd.	49,000	125,995
	Daiwabo Information System Co., Ltd.	5,500	77,869
	DC Co., Ltd.	7,000	23,468
#	DCM Japan Holdings Co., Ltd.	37,480	278,918
	Denki Kagaku Kogyo Kabushiki Kaisha	155,000	805,862
	Denki Kogyo Co., Ltd.	22,000	127,184
	Denso Corp.	45,400	1,865,963
	Dentsu, Inc.	331	850,139

42

	Denyo Co., Ltd.	9,700	95,840
#	Descente, Ltd.	22,000	115,923
# *	DIA Kensetsu Co., Ltd.	18,500	7,093
	Dijet Industrial Co., Ltd.	13,000	25,844
	Disco Corp.	2,000	118,430
	DMW Corp.	900	18,368
	Don Quijote Co., Ltd.	9,200	196,583
#	Doshisha Co., Ltd.	6,000	105,055
# *	DOUTOR NICHIRES Holdings Co., Ltd.	12,523	202,415
	Dowa Holdings Co., Ltd.	45,000	316,771
# *	Dream Incubator, Inc.	25	34,150
	DTS Corp.	9,000	165,771
#	Dwango Co., Ltd.	46	176,580
#	DyDo Drinco, Inc.	4,700	188,637
	Dynic Corp.	12,000	26,813
	eAccess, Ltd.	211	114,053
#	Eagle Industry Co., Ltd.	12,000	172,144
	East Japan Railway Co.	73	604,255
#	Ebara Corp.	148,000	536,833
	Echo Trading Co., Ltd.	3,000	27,540
	Edion Corp.	37,300	465,788
	Eiken Chemical Co., Ltd.	10,000	85,600
	Eisai Co., Ltd.	11,700	517,572
	Eizo Nanao Corp.	5,900	160,457
	Electric Power Development Co., Ltd.	9,300	337,275
*	Elpida Memory, Inc.	27,000	914,237
# *	Eneserve Corp.	11,300	48,136
	Enplas Corp.	7,700	93,387
	Enshu, Ltd.	9,000	12,802
	Ensuiko Sugar Refining Co., Ltd.	11,000	21,258
#	Epson Toyocom Corp.	18,000	86,757
	ESPEC Corp.	7,000	47,885
	Exedy Corp.	9,600	331,776
#	Ezaki Glico Co., Ltd.	37,000	387,494
	FALCO biosystems, Ltd.	4,000	29,046
	FamilyMart Co., Ltd.	19,800	588,565
#	Fancl Corp.	16,800	205,624
	Fanuc, Ltd.	4,600	481,837
	Fast Retailing Co., Ltd.	2,800	184,410
# *	FDK Corp.	39,000	47,191
#	Foster Electric Co., Ltd.	7,000	204,229
	FP Corp.	5,000	171,766
#	France Bed Holdings Co., Ltd.	66,000	98,420
#	Fudo Tetra Corp.	45,000	55,115
#	Fuji Co., Ltd.	8,200	134,093
#	Fuji Corp., Ltd.	19,200	74,276
	Fuji Electric Holdings Co., Ltd.	224,000	831,041
	Fuji Heavy Industries, Ltd.	256,000	1,277,707
#	Fuji Kiko Co., Ltd.	11,000	25,285
#	Fuji Kyuko Co., Ltd.	14,000	52,967
	Fuji Oil Co., Ltd.	26,500	204,703
	Fuji Oozx, Inc.	6,000	23,584
#	Fuji Soft, Inc.	16,500	279,406
# *	Fujibo Holdings, Inc.	50,000	80,001
	Fujicco Co., Ltd.	11,600	125,796

43

	FUJIFILM Holdings Corp.	64,600	2,853,164
	Fujikura Kasei Co., Ltd.	3,300	28,419
	Fujikura Rubber, Ltd.	5,000	25,989
	Fujikura, Ltd.	158,000	786,380
	Fujita Corp.	3,700	11,089
#	Fujita Kanko, Inc.	11,000	85,468
	Fujitec Co., Ltd.	20,000	115,915
	Fujitsu Business Systems, Ltd.	4,600	58,133
	Fujitsu Frontech, Ltd.	7,000	63,274
# *	Fujitsu General, Ltd.	13,000	70,311
	Fujitsu, Ltd.	229,542	1,623,557
# *	Fujiya Co., Ltd.	46,000	72,132
	Fukuda Corp.	5,000	18,157
	Fukuoka Financial Group, Inc.	249,000	1,621,429
	Fukushima Bank, Ltd.	66,000	67,344
#	Fukuyama Transporting Co., Ltd.	71,000	300,106
	Fumakilla, Ltd.	16,000	45,144
	Funai Consulting, Co., Ltd.	3,000	19,743
#	Funai Electric Co., Ltd.	9,400	397,419
#	Furukawa Co., Ltd.	93,000	206,891
	Furukawa Electric Co., Ltd.	248,000	1,072,559
	Furusato Industries, Ltd.	5,900	60,696
#	Fuso Pharmaceutical Industries, Ltd.	28,000	76,703
	Futaba Corp.	16,300	339,969
	Futaba Industrial Co., Ltd.	22,800	621,360
#	Future Architect, Inc.	69	41,659
	Fuyo General Lease Co., Ltd.	7,800	231,362
	G-7 Holdings, Inc.	5,000	24,031
#	Gakken Co., Ltd.	45,000	113,077
	Gecoss Corp.	5,000	27,487
#	GEO Co., Ltd.	42	76,594
	Glory, Ltd.	20,400	554,890
# *	GMO Internet, Inc.	15,800	43,701
	Godo Steel, Ltd.	45,000	132,449
	Goldcrest Co., Ltd.	4,650	174,079
*	Goldwin, Inc.	8,000	11,783
	Gourmet Kineya Co., Ltd.	4,000	31,969
# *	Green Hospital Supply, Inc.	104	108,241
#	Gro-BeLS Co., Ltd.	21,000	34,285
#	GS Yuasa Corp.	155,000	332,377
*	GSI Creos Corp.	12,000	11,732
#	Gulliver International Co., Ltd.	1,090	81,715
#	Gun-Ei Chemical Industry Co., Ltd.	30,000	67,909
	Gunze, Ltd.	85,000	356,666
#	H20 Retailing Corp.	55,000	459,491
	Hagoromo Foods Corp.	3,000	26,173
	Hakuhodo Dy Holdings, Inc.	9,000	523,856
	Hakuto Co., Ltd.	6,900	92,111
#	Hamamatsu Photonics K.K.	4,800	169,075
	Hankyu Hanshin Holdings, Inc.	304,000	1,412,432
	Hanwa Co., Ltd.	87,000	414,687
	Happinet Corp.	4,100	55,821
	Harashin Narus Holdings Co., Ltd.	5,700	59,265
	Harima Chemicals, Inc.	4,000	20,403
	Haruyama Trading Co., Ltd.	2,400	18,421

44

*	Haseko Corp.	206,000	411,215
# *	Hayashikane Sangyo Co., Ltd.	20,000	19,189
	Hazama Corp.	15,900	17,684
	Heiwa Corp.	20,900	178,051
	Heiwado Co., Ltd.	13,000	235,737
	Hibiya Engineering, Ltd.	15,000	121,657
	Higashi-Nippon Bank, Ltd.	57,000	205,114
	Hikari Tsushin, Inc.	10,800	333,033
	Hino Motors, Ltd.	98,000	601,454
	Hirose Electric Co., Ltd.	2,400	270,998
	HIS Co., Ltd.	8,500	165,071
	Hisamitsu Pharmaceutical Co., Inc.	6,800	206,244
	Hitachi Cable, Ltd.	65,000	419,954
	Hitachi Chemical Co., Ltd.	26,700	630,965
	Hitachi Construction Machinery Co., Ltd.	2,000	72,244
	Hitachi High-Technologies Corp.	23,400	524,149
	Hitachi Information Systems, Ltd.	9,000	204,848
	Hitachi Koki Co., Ltd.	16,000	263,585
#	Hitachi Kokusai Electric, Inc.	25,000	326,005
#	Hitachi Maxell, Ltd.	22,700	287,290
	Hitachi Medical Corp.	12,000	103,492
	Hitachi Metals Techno, Ltd.	3,500	17,665
#	Hitachi Metals, Ltd.	17,000	235,825
#	Hitachi Plant Technologies, Ltd.	45,000	196,071
	Hitachi Powdered Metal Co., Ltd.	6,000	28,179
	Hitachi Software Engineering Co., Ltd.	13,800	291,204
	Hitachi Systems & Services, Ltd.	5,000	108,981
	Hitachi Tool Engineering, Ltd.	7,300	86,159
	Hitachi Transport System, Ltd.	30,000	345,498
# *	Hitachi Zosen Corp.	132,000	199,347
	Hitachi, Ltd.	4,000	28,224
	Hitachi, Ltd. Sponsored ADR	46,700	3,267,132
#	Hochiki Corp.	5,000	27,532
	Hodogaya Chemical Co., Ltd.	16,000	43,014
	Hogy Medical Co., Ltd.	3,300	150,228
	Hokkaido Electric Power Co., Inc.	10,800	238,843
	Hokkaido Gas Co., Ltd.	33,000	86,677
	Hokkan Holdings, Ltd.	20,000	62,898
	Hokko Chemical Industry Co., Ltd.	5,000	18,253
	Hokuetsu Industries Co., Ltd.	10,000	40,406
#	Hokuetsu Paper Mills, Ltd.	46,500	219,384
	Hokuhoku Financial Group, Inc.	500,000	1,624,847
#	Hokuriku Electric Industry Co., Ltd.	12,000	19,689
#	Hokuriku Electric Power Co., Inc.	19,800	461,449
#	Hokuto Corp.	6,100	98,975
	Honda Motor Co., Ltd.	16,700	580,000
	Honda Motor Co., Ltd. Sponsored ADR	173,869	5,982,832
	Horiba, Ltd.	2,000	81,342
	Horipro, Inc.	2,000	25,918
#	Hosiden Corp.	18,700	317,236
#	Hosokawa Micron Corp.	10,000	84,216
	House Foods Corp.	33,200	589,055
	Howa Machinery, Ltd.	68,000	61,090
	Hoya Corp.	9,700	340,452
	I Metal Technology Co., Ltd.	14,000	29,266

45

	Ibiden Co., Ltd.	6,100	481,468
	IBJ Leasing Co., Ltd.	10,000	172,529
	Ichiken Co., Ltd.	22,000	58,694
#	Ichikoh Industries, Ltd.	28,000	67,870
	Ichinen Co., Ltd.	9,500	50,749
#	Ichiyoshi Securities Co., Ltd.	14,300	158,034
	Icom, Inc.	4,100	112,867
#	Idec Corp.	11,200	129,556
	Ihara Chemical Industry Co., Ltd.	7,000	16,391
	IHI Corp.	501,000	1,153,733
	Iino Kaiun Kaisha, Ltd.	13,000	152,341
# *	Ikegami Tsushinki Co., Ltd.	35,000	64,368
	Image Holdings Co., Ltd.	7,400	29,057
	Imasen Electric Industrial Co., Ltd.	6,200	101,342
	Imperial Hotel, Ltd.	3,150	149,007
	Impress Holdings, Inc.	43	7,475
	Inaba Denki Sangyo Co., Ltd.	6,500	243,042
	Inaba Seisakusho Co., Ltd.	4,500	72,276
	Inabata and Co., Ltd.	16,000	92,293
#	Inageya Co., Ltd.	18,000	148,168
	Ines Corp.	10,900	56,836
#	Information Services International-Dentsu, Ltd.	7,500	74,956
	INPEX Holdings, Inc.	31	329,028
	INTEC Holdings, Ltd.	10,000	147,230
#	Inui Steamship Co., Ltd.	8,000	167,534
	Inui Tatemono Co., Ltd.	5,000	68,546
#	Invoice, Inc.	1,390	49,197
#	ISE Chemicals Corp.	3,000	26,354
# *	Iseki & Co., Ltd.	82,000	140,463
	Isetan Co., Ltd.	67,300	977,863
*	Ishihara Sangyo Kaisha, Ltd.	122,000	195,950
#	Ishii Hyoki Co., Ltd.	1,300	20,248
	Ishii Iron Works Co., Ltd.	23,000	47,305
	Ishizuka Glass Co., Ltd.	12,000	26,301
	Isuzu Motors, Ltd.	78,000	366,168
#	ITO EN, Ltd. (6455789)	6,100	144,441
	ITO EN, Ltd. (B23PWV0)	1,830	29,645
	Itochu Corp.	63,000	670,716
	Itochu Enex Co., Ltd.	16,700	123,052
	Itochu Techno-Solutions Corp.	5,800	207,025
	Itochu-Shokuhin Co., Ltd.	5,000	138,917
	Itoham Foods, Inc.	63,000	258,257
	Itoki Corp.	14,000	100,869
	Iwasaki Electric Co., Ltd.	30,000	65,532
#	Iwatani International Corp.	85,000	269,245
# *	Iwatsu Electric Co., Ltd.	17,000	20,765
#	Izumi Co., Ltd.	9,800	160,684
	Izumiya Co., Ltd.	28,000	152,846
# *	Izutsuya Co., Ltd.	24,000	25,626
# *	J Bridge Corp.	23,600	11,134
*	J Front Retailing Co., Ltd.	44,600	404,998
	Jalux, Inc.	2,000	36,454
	Jamco Corp.	2,000	17,247
#	Janome Sewing Machine Co., Ltd.	59,000	58,008
*	Japan Airlines System Corp.	52,000	124,521

46

#	Japan Airport Terminal Co., Ltd.	17,000	331,813
	Japan Aviation Electronics Industry, Ltd.	19,000	288,103
	Japan Business Computer Co., Ltd.	8,900	79,792
	Japan Carlit Co., Ltd.	4,600	22,564
#	Japan Cash Machine Co., Ltd.	9,300	72,598
	Japan Digital Laboratory Co., Ltd.	7,200	101,941
	Japan Foundation Engineering Co., Ltd.	8,600	22,833
#	Japan Kenzai Co., Ltd.	4,300	20,657
*	Japan Medical Dynamic Marketing, Inc.	2,600	8,062
	Japan Petroleum Exploration Co., Ltd.	5,000	394,199
#	Japan Pulp & Paper Co., Ltd.	40,000	147,783
	Japan Radio Co., Ltd.	49,000	180,947
	Japan Tobacco, Inc.	118	670,064
#	Japan Transcity Corp.	24,000	113,579
	Japan Vilene Co., Ltd.	25,000	111,496
	Jastec Co., Ltd.	8,100	75,070
	JBIS Holdings, Inc.	14,000	52,874
#	Jeans Mate Corp.	5,400	46,560
#	Jeol, Ltd.	34,000	154,528
	JFE Holdings, Inc.	13,100	722,379
	JFE Shoji Holdings, Inc.	39,000	259,646
	JGC Corp.	18,000	335,228
	Jidosha Buhin Kogyo Co., Ltd.	7,000	41,416
	JMS Co., Ltd.	6,000	14,389
# *	Joban Kosan Co., Ltd.	13,000	20,464
	J-Oil Mills, Inc.	51,000	154,894
	Joint Corp.	10,900	268,955
#	Joshin Denki Co., Ltd.	18,000	147,571
	JS Group Corp.	65,300	1,048,810
	JSP Corp.	8,900	93,875
	JSR Corp., Tokyo	7,300	176,880
	JTEKT Corp.	26,800	463,045
	Juki Corp.	18,000	151,377
	Juroku Bank, Ltd.	134,000	827,338
#	Jyomo Co., Ltd.	37,000	57,539
	K.R.S. Corp.	2,100	20,296
	Kabuki-Za Co., Ltd.	1,000	43,046
#	Kadokawa Holdings, Inc.	7,700	233,275
#	Kaga Electronics Co., Ltd.	10,300	152,759
#	Kagome Co., Ltd.	16,600	256,039
	Kajima Corp.	404,000	1,326,227
# *	Kakaku.com, Inc.	24	99,293
	Kaken Pharmaceutical Co., Ltd.	35,000	240,744
#	Kamagai Gumi Co., Ltd.	51,000	63,696
	Kameda Seika Co., Ltd.	6,000	84,384
	Kamei Corp.	13,000	63,796
	Kamigumi Co., Ltd.	112,000	873,461
	Kanaden Corp.	5,000	30,485
	Kanagawa Chuo Kotsu Co., Ltd.	11,000	53,857
	Kanamoto Co., Ltd.	11,000	80,034
#	Kandenko Co., Ltd.	39,000	245,410
	Kaneka Corp.	136,000	1,127,364
*	Kanematsu Corp.	141,000	233,829
	Kanematsu Electronics, Ltd.	10,900	86,990
	Kansai Electric Power Co., Inc.	25,800	661,890

47

	Kansai Paint Co., Ltd.	98,000	728,548
	Kanto Auto Works, Ltd.	14,800	200,495
#	Kanto Denka Kogyo Co., Ltd.	16,000	93,657
	Kanto Natural Gas Development Co., Ltd.	13,000	79,009
	Kao Corp.	14,000	424,245
	Kasai Kogyo Co., Ltd.	7,000	21,612
	Kasumi Co., Ltd.	15,000	82,509
#	Katakura Industries Co., Ltd.	9,900	172,372
	Kato Sangyo Co., Ltd.	11,300	135,977
	Kato Works Co., Ltd.	25,000	109,250
#	Katokichi Co., Ltd.	59,800	380,566
*	Kawada Industries, Inc.	10,000	19,001
	Kawaguchi Metal Industries Co., Ltd.	10,000	33,285
	Kawai Musical Instruments Manufacturing Co., Ltd.	15,000	25,220
	Kawasaki Heavy Industries, Ltd.	94,000	311,010
	Kawasaki Kasei Chemicals, Ltd.	23,000	42,688
	Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	28,921
	Kawasaki Kisen Kaisha, Ltd.	85,000	1,021,110
# *	Kawashima Selkon Textiles Co., Ltd.	16,000	18,277
	Kawasumi Laboratories, Inc.	3,000	19,118
	Kayaba Industry Co., Ltd.	59,000	353,767
	KDDI Corp.	83	592,465
	Keihanshin Real Estate Co., Ltd.	10,000	50,896
#	Keihin Corp.	17,300	323,365
#	Keihin Electric Express Railway Co., Ltd.	89,000	580,401
	Keio Corp.	98,000	616,333
	Keisei Electric Railway Co., Ltd.	49,000	286,958
#	Keiyo Co., Ltd.	12,000	72,451
*	Kenedix, Inc.	128	244,197
#	Kentucky Fried Chicken Japan, Ltd.	5,000	87,499
#	Kenwood Corp.	153,000	192,478
#	Key Coffee, Inc.	5,100	69,486
	Keyence Corp.	1,700	395,177
#	Kibun Food Chemifa Co., Ltd.	7,500	68,677
	Kikkoman Corp.	57,000	782,053
# *	Kimura Chemical Plants Co., Ltd.	4,100	41,273
	Kinden Corp.	59,000	481,450
	Kinki Nippon Tourist Co., Ltd.	34,000	70,292
#	Kinki Sharyo Co., Ltd.	21,000	68,416
#	Kinsho Corp.	11,500	45,421
#	Kintetsu Corp.	104,000	346,089
	Kintetsu World Express, Inc.	4,900	186,075
*	Kinugawa Rubber Industrial Co., Ltd.	11,000	14,861
	Kioritz Corp.	20,000	50,668
	Kirin Holdings Co., Ltd.	169,000	2,672,808
# *	Kishu Paper Co., Ltd.	10,000	14,678
	Kisoji Co., Ltd.	5,400	104,152
	Kissei Pharmaceutical Co., Ltd.	14,000	285,399
	Kitagawa Iron Works Co., Ltd.	25,000	49,061
	Kitano Construction Corp.	26,000	53,002
	Kitz Corp.	20,000	123,289
	Kiyo Holdings, Inc.	298,000	501,184
	Koa Corp.	13,800	118,444
	Koatsu Gas Kogyo Co., Ltd.	18,000	111,622
	Kobayashi Pharmaceutical Co., Ltd.	7,400	264,626

48

	Kobayashi Yoko Co., Ltd.	1,900	13,011
	Kobe Steel, Ltd.	245,000	807,599
#	Koei Co., Ltd.	11,600	229,639
#	Kohnan Shoji Co., Ltd.	8,700	143,341
	Kohsoku Corp.	5,000	29,774
	Koike Sanso Kogyo Co., Ltd.	7,000	55,582
	Koito Industries, Ltd.	7,000	24,008
	Koito Manufacturing Co., Ltd.	42,000	567,529
#	Kojima Co., Ltd.	9,100	47,796
*	Kokusai Kogyo Holdings Co., Ltd.	6,000	23,165
#	Kokuyo Co., Ltd.	34,000	304,534
	Komai Tekko, Inc.	12,000	20,851
	Komatsu Seiren Co., Ltd.	8,000	36,123
	Komatsu Wall Industry Co., Ltd.	1,800	24,377
	Komatsu, Ltd.	20,200	618,387
	Komeri Co., Ltd.	14,600	419,205
	Komori Corp.	25,200	602,386
	Konaka Co., Ltd.	10,880	98,827
	Konami Co., Ltd.	8,000	237,691
	Konami Corp. ADR	9,870	290,079
	Konica Minolta Holdings, Inc.	28,000	534,498
	Konishi Co., Ltd.	5,100	45,494
	Kosaido Co., Ltd.	5,400	42,978
	Kose Corp.	5,600	143,840
#	Kosei Securities Co., Ltd.	36,000	49,138
# *	Kosugi Sangyo Co., Ltd.	85,000	24,589
	Ku Holdings Co., Ltd.	4,400	16,875
	Kubota Corp.	15,000	111,744
	Kubota Corp. Sponsored ADR	24,800	917,104
	Kumiai Chemical Industry Co., Ltd.	25,000	44,575
	Kura Corp.	26	58,003
	Kurabo Industries, Ltd.	89,000	219,866
	Kuraray Co., Ltd.	88,500	1,093,401
	Kureha Corp.	50,000	265,409
	Kurimoto, Ltd.	39,000	76,563
	Kurita Water Industries, Ltd.	11,800	351,515
	Kuroda Electric Co., Ltd.	12,200	196,980
	Kurosaki Harima Corp.	19,000	54,165
	K’s Holdings Corp.	13,800	393,431
	Kyocera Corp.	3,400	306,741
	Kyocera Corp. Sponsored ADR	19,400	1,741,150
	Kyoden Co., Ltd.	7,000	15,487
	Kyodo Printing Co., Ltd.	31,000	85,224
	Kyodo Shiryo Co., Ltd.	56,000	70,838
#	Kyoei Sangyo Co., Ltd.	8,000	26,162
#	Kyoei Tanker Co., Ltd.	8,000	32,112
	Kyokuto Boeki Kaisha, Ltd.	10,000	32,936
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,900	112,054
#	Kyokuyo Co., Ltd.	41,000	74,392
	Kyorin Co., Ltd.	2,000	23,441
#	Kyoritsu Maintenance Co., Ltd.	3,740	77,527
	Kyosan Electric Manufacturing Co., Ltd.	24,000	84,763
#	Kyoto Kimono Yuzen Co., Ltd.	64	54,346
	Kyowa Exeo Corp.	24,000	183,108
#	Kyowa Hakko Kogyo Co., Ltd.	99,000	1,120,309

49

	Kyowa Leather Cloth Co., Ltd.	4,100	24,210
	Kyudenko Corp.	19,000	105,010
	Kyushu Electric Power Co., Inc.	20,600	560,090
# *	Laox Co., Ltd.	10,000	9,328
	Lapine Co., Ltd.	12,000	17,443
#	Lawson, Inc.	10,400	379,994
	Leopalace21 Corp.	7,000	206,289
#	Life Corp.	10,000	135,233
	Lintec Corp.	18,400	293,997
#	Lion Corp.	84,000	400,824
	Look, Inc.	26,000	41,898
	Mabuchi Motor Co., Ltd.	11,200	728,514
#	Macnica, Inc.	5,200	111,186
#	Maeda Corp.	66,000	220,114
	Maeda Road Construction Co., Ltd.	25,000	206,443
	Maezawa Industries, Inc.	3,100	9,498
	Maezawa Kaisei Industries Co., Ltd.	5,600	68,442
#	Maezawa Kyuso Industries Co., Ltd.	5,000	88,292
*	Magara Construction Co., Ltd.	7,000	8,498
	Makino Milling Machine Co., Ltd.	41,000	308,462
	Makita Corp.	4,000	179,896
	Makita Corp. Sponsored ADR	5,914	263,676
	Mandom Corp.	7,500	198,221
	Marche Corp.	2,000	16,826
#	Mars Engineering Corp.	5,000	66,707
	Marubeni Corp.	191,000	1,468,837
	Marubun Corp.	4,800	39,760
	Marudai Food Co., Ltd.	39,000	90,108
#	Maruei Department Store Co., Ltd.	9,000	26,875
	Maruha Nichiro Holdings, Inc.	173,815	231,122
	MARUI GROUP CO., Ltd.	116,300	1,191,838
#	Maruichi Steel Tube, Ltd.	19,900	606,194
	Maruka Machinery Co., Ltd.	4,000	36,090
#	Marusan Securities Co., Ltd.	32,400	326,090
#	Maruwa Co., Ltd.	4,200	71,464
#	Maruyama Manufacturing Co., Inc.	26,000	69,605
# *	Maruzen Co., Ltd.	34,000	46,119
	Maruzen Showa Unyu Co., Ltd.	24,000	83,153
	Maspro Denkoh Corp.	3,600	29,532
#	Matsuda Sangyo Co., Ltd.	2,420	67,836
	Matsui Construction Co., Ltd.	12,000	50,835
#	Matsui Securities Co., Ltd.	12,800	106,093
# *	Matsumotokiyoshi Holdings Co., Ltd.	13,700	271,867
	Matsushita Electric Industrial Co., Ltd.	198,000	4,026,404
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	76,400	1,553,976
	Matsushita Electric Works, Ltd.	92,000	964,553
#	Matsuya Co., Ltd.	4,000	78,893
	Matsuya Foods Co., Ltd.	6,200	76,691
	Max Co., Ltd.	14,000	163,497
	Maxvalu Tokai Co., Ltd.	4,800	72,585
	Mazda Motor Corp.	169,000	914,137
#	MEC Co., Ltd.	2,100	22,101
	Mediceo Paltac Holdings Co., Ltd.	54,200	747,915
	Megachips Corp.	2,900	49,231
#	Meidensha Corp.	61,000	171,531

50

	Meiji Dairies Corp.	120,000	605,237
*	Meiji Machine Co., Ltd.	40,000	18,057
#	Meiji Seika Kaisha, Ltd.	149,000	656,937
#	Meiji Shipping Co., Ltd.	6,200	39,983
#	Meitec Corp.	3,800	127,466
#	Meito Sangyo Co., Ltd.	3,900	75,684
	Meiwa Estate Co., Ltd.	7,300	78,123
# *	Meiwa Trading Co., Ltd.	18,000	49,971
	Mercian Corp.	26,000	56,689
	Mesco, Inc.	6,000	37,922
	Mikuni Coca-Cola Bottling Co., Ltd.	13,000	147,485
	Mikuni Corp.	7,000	22,012
#	Milbon Co., Ltd.	800	23,210
	Millea Holdings, Ltd.	39,212	1,378,051
	Millea Holdings, Ltd. ADR	64,004	2,244,537
	Mimasu Semiconductor Industry Co., Ltd.	5,800	124,637
	Minebea Co., Ltd.	115,000	717,836
	Ministop Co., Ltd.	5,600	101,232
	Miraca Holdings, Inc.	16,400	399,505
#	Miroku Jyoho Service Co., Ltd.	9,000	22,348
# *	Misawa Homes Co., Inc.	4,000	22,029
	Misawa Resort Co., Ltd.	3,000	11,877
	MISUMI Group, Inc.	9,000	157,265
	Mitani Corp.	6,000	58,864
	Mito Securities Co., Ltd.	22,000	91,447
	Mitsuba Corp.	20,000	123,092
#	Mitsubishi Cable Industries, Ltd.	48,000	69,667
	Mitsubishi Chemical Holdings Corp.	139,000	1,112,609
	Mitsubishi Corp.	126,200	3,664,493
	Mitsubishi Electric Corp.	47,000	543,356
	Mitsubishi Estate Co., Ltd.	29,000	784,234
	Mitsubishi Gas Chemical Co., Inc.	121,000	1,255,377
	Mitsubishi Heavy Industries, Ltd.	322,000	1,567,893
	Mitsubishi Kakoki Kaisha, Ltd.	21,000	74,686
	Mitsubishi Logistics Corp.	52,000	631,372
	Mitsubishi Materials Corp.	163,000	829,777
# *	Mitsubishi Motors Corp.	213,000	405,610
	Mitsubishi Paper Mills, Ltd.	113,000	256,441
#	Mitsubishi Pencil Co., Ltd.	10,000	149,070
	Mitsubishi Rayon Co., Ltd.	60,000	323,869
	Mitsubishi Shindoh Co., Ltd.	11,000	30,825
#	Mitsubishi Steel Manufacturing Co., Ltd.	43,000	182,549
	Mitsubishi Tanabe Pharma Corp.	75,000	725,555
	Mitsubishi UFJ Financial Group, Inc.	952,520	9,406,501
	Mitsubishi UFJ Financial Group, Inc. ADR	191,000	1,869,890
	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	106,232
*	Mitsubishi UFJ NICOS Co., Ltd.	126,000	304,164
	Mitsuboshi Belting, Ltd.	29,000	147,904
	Mitsui & Co., Ltd.	19,000	438,583
	Mitsui & Co., Ltd. Sponsored ADR	3,551	1,633,460
	Mitsui Chemicals, Inc.	113,000	828,706
	Mitsui Engineering and Shipbuilding Co., Ltd.	85,000	390,369
	Mitsui Fudosan Co., Ltd.	15,000	387,267
	Mitsui High-Tec, Inc.	8,700	92,940
#	Mitsui Home Co., Ltd.	27,000	118,411

51

	Mitsui Knowledge Industry Co., Ltd.	1,115	232,514
#	Mitsui Matsushima Co., Ltd.	33,000	83,765
	Mitsui Mining and Smelting Co., Ltd.	229,000	984,272
*	Mitsui Mining Co., Ltd.	15,000	53,491
	Mitsui O.S.K. Lines, Ltd.	34,000	512,466
#	Mitsui Sugar Co., Ltd.	35,000	152,257
	Mitsui Sumitoma Insurance Co., Ltd.	169,000	1,840,160
#	Mitsui-Soko Co., Ltd.	52,000	294,955
#	Mitsukoshi, Ltd.	96,000	467,665
	Mitsumi Electric Co., Ltd.	11,000	435,579
	Mitsumura Printing Co., Ltd.	8,000	29,330
	Mitsuuroko Co., Ltd.	11,000	75,864
#	Miura Co., Ltd.	7,100	171,981
*	Miyaji Engineering Group	31,000	33,819
# *	Miyakoshi Corp.	3,900	48,995
	Miyoshi Oil & Fat Co., Ltd.	13,000	20,008
	Miyuki Keori Co., Ltd.	8,000	22,356
	Mizuho Financial Group, Inc.	774	4,179,917
#	Mizuho Investors Securities Co., Ltd.	93,000	156,473
#	Mizuho Trust & Banking Co., Ltd.	100,000	184,265
	Mizuno Corp.	38,000	241,723
#	Mochida Pharmaceutical Co., Ltd.	20,000	201,760
#	Modec, Inc.	4,200	140,213
#	Monex Beans Holdings, Inc.	1,000	719,126
	Mori Seiki Co., Ltd.	14,800	310,847
#	Morinaga & Co., Ltd.	79,000	171,813
#	Morinaga Milk Industry Co., Ltd.	71,000	201,727
	Morita Corp.	9,000	48,595
	Moritex Corp.	6,300	26,466
	Morozoff, Ltd.	10,000	31,962
	Mory Industries, Inc.	10,000	35,939
#	MOS Food Services, Inc.	9,600	129,472
	Moshi Moshi Hotline, Inc.	450	24,329
	MR Max Corp.	10,000	43,644
	Murata Manufacturing Co., Ltd.	8,800	517,048
	Musashino Bank, Ltd.	13,000	634,364
# *	Mutoh Holdings Co., Ltd.	14,000	70,016
	Mutow Co., Ltd.	4,800	21,812
	Nabtesco Corp.	7,000	109,741
	NAC Co., Ltd.	3,300	25,493
	Nachi-Fujikoshi Corp.	49,000	207,678
#	Nagase & Co., Ltd.	47,000	532,168
#	Nagatanien Co., Ltd.	4,000	30,638
	Nagoya Railroad Co., Ltd.	142,000	415,924
*	Naigai Co., Ltd.	28,000	25,025
	Nakabayashi Co., Ltd.	9,000	16,759
	Nakamuraya Co., Ltd.	17,000	79,789
#	Nakano Corp.	18,000	54,368
	Nakayama Steel Works, Ltd.	32,000	70,886
	Namco Bandai Holdings, Inc.	60,800	1,008,727
	NEC Corp.	473,000	2,225,425
	NEC Corp. Sponsored ADR	35,800	167,501
	NEC Fielding, Ltd.	12,800	153,685
	NEC Leasing, Ltd.	8,900	140,316
	NEC Mobiling, Ltd.	3,500	56,428

52

#	NEC System Integration & Construction, Ltd.	11,400	135,747
# *	NEC Tokin Corp.	17,000	69,782
#	Net One Systems Co., Ltd.	199	227,282
*	Netmarks, Inc.	32	7,120
	Neturen Co., Ltd., Tokyo	12,100	151,951
	New Japan Radio Co., Ltd.	4,000	16,504
	New Tachikawa Aircraft Co., Ltd.	1,600	54,719
	NGK Insulators, Ltd.	29,000	899,108
#	NGK Spark Plug Co., Ltd.	72,000	1,280,354
	NHK Spring Co., Ltd.	49,000	495,745
	Nice Holdings, Inc.	29,000	102,625
	Nichia Steel Works, Ltd.	19,000	72,470
	Nichias Corp.	13,000	44,041
	Nichiban Co., Ltd.	8,000	23,806
	Nichicon Corp.	24,100	256,761
#	Nichiha Corp.	7,300	48,138
#	Nichii Gakkan Co.	10,700	153,505
#	Nichimo Co., Ltd.	15,000	23,918
	Nichimo Corp.	90,000	54,904
	Nichirei Corp.	113,000	471,240
	Nichireki Co., Ltd.	8,000	26,134
	Nidec Copal Corp.	10,400	147,271
	Nidec Corp.	4,300	324,264
	Nidec Corp. ADR	4,800	90,624
#	Nidec Sankyo Corp.	26,000	221,377
#	Nidec Tosok Corp.	2,600	19,568
	Nifco, Inc.	12,000	294,558
#	Nihon Chouzai Co., Ltd.	3,000	54,334
	Nihon Dempa Kogyo Co., Ltd.	4,400	203,918
	Nihon Eslead Corp.	3,100	45,480
#	Nihon Inter Electronics Corp.	3,000	7,961
	Nihon Kagaku Sangyo Co., Ltd.	3,000	23,278
	Nihon Kohden Corp.	10,800	257,941
	Nihon Matai Co., Ltd.	9,000	14,170
#	Nihon Nohyaku Co., Ltd.	23,000	152,471
	Nihon Parkerizing Co., Ltd.	22,000	314,866
	Nihon Spindle Manufacturing Co., Ltd.	17,000	48,884
#	Nihon Unisys, Ltd.	21,200	296,787
	Nikkiso Co., Ltd.	16,000	135,993
	Nikko Co., Ltd.	11,000	26,011
	Nikon Corp.	17,000	532,795
	Nintendo Co., Ltd.	2,400	1,473,701
	Nippei Toyama Corp.	10,000	82,897
#	Nippo Corp.	27,000	193,687
	Nippon Beet Sugar Manufacturing Co., Ltd.	48,000	104,949
*	Nippon Carbide Industries Co., Inc.	29,000	62,803
#	Nippon Carbon Co., Ltd.	11,000	57,401
	Nippon Ceramic Co., Ltd.	7,000	96,783
	Nippon Chemical Industrial Co., Ltd.	28,000	76,588
	Nippon Chemi-Con Corp.	54,000	340,139
#	Nippon Chemiphar Co., Ltd.	5,000	24,574
	Nippon Chutetsukan K.K.	15,000	26,458
*	Nippon Chuzo K.K.	27,000	47,636
#	Nippon Concrete Industries Co., Ltd.	9,000	18,735
	Nippon Denko Co., Ltd.	28,000	208,893

53

	Nippon Densetsu Kogyo Co., Ltd.	19,000	136,238
	Nippon Denwa Shisetu Co., Ltd.	8,000	22,083
	Nippon Electric Glass Co., Ltd.	16,000	269,005
	Nippon Express Co., Ltd.	196,000	1,008,395
	Nippon Felt Co., Ltd.	5,000	27,629
	Nippon Filcon Co., Ltd.	9,700	61,443
	Nippon Fine Chemical Co., Ltd.	5,000	36,062
	Nippon Flour Mills Co., Ltd.	62,000	232,248
#	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	44,833
#	Nippon Gas Co., Ltd.	16,800	120,979
	Nippon Hume Corp.	20,000	65,976
	Nippon Jogesuido Sekkei Co., Ltd.	24	23,478
	Nippon Kanzai Co., Ltd.	2,800	80,880
	Nippon Kasei Chemical Co., Ltd.	32,000	66,711
	Nippon Kayaku Co., Ltd.	62,000	506,049
	Nippon Kinzoku Co., Ltd.	12,000	34,412
	Nippon Koei Co., Ltd., Tokyo	18,000	50,266
	Nippon Konpo Unyu Soko Co., Ltd.	28,000	367,330
#	Nippon Koshuha Steel Co., Ltd.	16,000	34,318
	Nippon Light Metal Co., Ltd.	201,000	357,727
#	Nippon Meat Packers, Inc.	78,000	765,386
#	Nippon Metal Industry Co., Ltd.	31,000	100,747
	Nippon Mining Holdings, Inc.	190,000	1,409,308
	Nippon Mitsubishi Oil Corp.	269,000	2,233,045
#	Nippon Paint Co., Ltd.	86,000	462,036
	Nippon Paper Group, Inc.	397	1,164,204
#	Nippon Parking Development Co., Ltd.	143	7,200
	Nippon Pillar Packing Co., Ltd.	9,000	59,451
#	Nippon Piston Ring Co., Ltd.	39,000	65,621
#	Nippon Seiki Co., Ltd.	13,000	281,147
	Nippon Seiro Co., Ltd.	14,000	60,434
	Nippon Seisen Co., Ltd.	7,000	34,928
#	Nippon Sharyo, Ltd.	51,000	95,342
	Nippon Sheet Glass Co., Ltd.	270,000	1,491,147
	Nippon Shinyaku Co., Ltd.	23,000	228,554
	Nippon Shokubai Co., Ltd.	54,000	522,282
	Nippon Signal Co., Ltd.	18,000	97,729
	Nippon Soda Co., Ltd.	59,000	257,212
	Nippon Steel Corp.	145,000	879,213
	Nippon Steel Trading Co., Ltd.	53,000	153,665
	Nippon Suisan Kaisha, Ltd.	110,200	595,070
	Nippon Telegraph & Telephone Corp.	46	208,727
	Nippon Telegraph & Telephone Corp. ADR	26,100	589,860
	Nippon Thompson Co., Ltd.	32,000	238,622
	Nippon Tungsten Co., Ltd.	10,000	23,095
	Nippon Valqua Industries, Ltd.	34,000	115,481
#	Nippon Yakin Kogyo Co., Ltd.	29,000	245,370
	Nippon Yusen KK	99,000	863,762
	Nippon Yusoki Co., Ltd.	6,000	22,261
#	Nipponkoa Insurance Co., Ltd.	156,000	1,494,867
	Nipro Corp.	19,000	367,474
# *	NIS Group Co., Ltd. ADR	30,800	47,124
# *	NIS Group Co., Ltd.	30,704	92,439
#	Nishimatsu Construction Co., Ltd.	125,000	353,341
#	Nishimatsuya Chain Co., Ltd.	6,200	87,332

54

	Nishi-Nippon Bank, Ltd.	297,000	834,547
	Nishi-Nippon Railroad Co., Ltd.	134,000	481,042
	Nissan Chemical Industries, Ltd.	20,000	274,221
	Nissan Motor Co., Ltd.	298,300	3,420,253
	Nissan Shatai Co., Ltd.	29,000	228,739
#	Nissay Dowa General Insurance Co., Ltd.	98,000	503,197
	Nissei Corp.	5,700	62,351
	Nissei Plastic Industrial Co., Ltd.	4,000	17,698
	Nissen Holdings Co., Ltd.	19,000	120,965
	Nissha Printing Co., Ltd.	8,000	291,567
#	Nisshin Fudosan Co., Ltd.	9,100	72,617
	Nisshin Seifun Group, Inc.	86,200	850,950
	Nisshin Steel Co., Ltd.	356,000	1,339,938
	Nisshinbo Industries, Inc.	64,000	852,794
	Nissho Electronics Corp.	4,100	25,830
	Nissin Corp.	26,000	85,903
#	Nissin Food Products Co., Ltd.	33,075	1,181,720
	Nissin Kogyo Co., Ltd.	4,600	107,479
	Nissin Sugar Manufacturing Co., Ltd.	7,000	13,801
	Nissui Pharmaceutical Co., Ltd.	4,000	29,164
	Nitchitsu Co., Ltd.	11,000	49,118
	Nitta Corp.	9,000	200,145
	Nittan Valve Co., Ltd.	4,000	25,387
	Nittetsu Mining Co., Ltd.	27,000	198,467
	Nitto Boseki Co., Ltd.	117,000	314,578
	Nitto Denko Corp.	6,900	358,347
	Nitto Electric Works, Ltd.	13,000	157,643
	Nitto FC Co., Ltd.	5,000	26,124
	Nitto Kohki Co., Ltd.	4,900	99,562
	Nitto Seiko Co., Ltd.	5,000	38,339
# *	Niws Co. HQ, Ltd.	148	5,376
	NOF Corp.	69,000	279,540
	Nohmi Bosai, Ltd.	21,000	132,519
	NOK Corp.	46,000	932,356
	Nomura Co., Ltd.	17,000	103,639
	Nomura Holdings, Inc. ADR	47,500	849,775
	Nomura Research Institute, Ltd.	5,600	199,292
	Nomura Securities Co., Ltd.	108,700	1,962,189
	Noritake Co., Ltd.	52,000	227,853
#	Noritsu Koki Co., Ltd.	6,800	139,042
#	Noritz Corp.	11,500	154,079
	NS Solutions Corp.	4,800	139,315
	NSD Co., Ltd.	10,600	153,342
	NSK, Ltd.	33,000	319,782
	NTN Corp.	51,000	448,119
	NTT Data Corp.	83	378,731
	NTT DoCoMo, Inc.	1,095	1,752,461
	NTT DoCoMo, Inc. Sponsored ADR	45,300	720,723
# *	Oak Capital Corp.	24,000	10,853
	Obayashi Corp.	276,000	1,399,567
	Obic Co., Ltd.	1,370	263,098
#	Odakyu Electric Railway Co., Ltd.	36,000	261,036
#	Oenon Holdings, Inc.	18,000	42,203
	Oiles Corp.	8,140	154,563
	Oji Paper Co., Ltd.	193,000	924,812

55

#	Okabe Co., Ltd.	17,000	76,501
#	Okamoto Industries, Inc.	24,000	77,477
	Okamoto Machine Tool Works, Ltd.	6,000	16,031
	Okamura Corp.	22,000	196,539
	Okasan Holdings, Inc.	82,000	525,253
	Oki Electric Cable Co., Ltd.	12,000	21,797
# *	Oki Electric Industry Co., Ltd.	283,000	482,554
	Okinawa Electric Power Co., Ltd.	3,880	209,574
	OKK Corp.	20,000	45,773
	OKUMA Corp.	24,000	276,846
#	Okumura Corp.	77,000	352,036
	Okura Industrial Co., Ltd.	14,000	34,843
	Okuwa Co., Ltd.	11,000	152,666
	Olympic Corp.	3,100	21,540
	Olympus Corp.	12,000	496,341
	O-M, Ltd.	7,000	70,320
#	OMC Card, Inc.	23,159	93,775
# *	Omikenshi Co., Ltd.	24,000	15,467
	Omron Corp.	30,900	815,504
	Ono Pharmaceutical Co., Ltd.	18,200	936,789
	Ono Sokki Co., Ltd.	5,000	32,250
#	Onoken Co., Ltd.	8,500	103,284
	Onward Holdings Co., Ltd.	63,000	683,886
#	Oracle Corp. Japan	1,900	85,650
#	Organo Corp.	9,000	99,227
	Oriental Land Co., Ltd.	8,300	505,375
	Oriental Yeast Co., Ltd.	5,000	25,418
	Origin Electric Co., Ltd.	15,000	84,411
	Osaka Gas Co., Ltd.	124,000	492,693
	Osaka Organic Chemical Industry, Ltd.	5,000	25,838
	Osaka Steel Co., Ltd.	9,300	128,762
#	Osaka Titanium Technologies Co., Ltd.	2,100	163,814
	Osaki Electric Co., Ltd.	11,000	57,022
#	OSG Corp.	22,600	253,551
	Otsuka Corp.	1,900	169,656
	Oyo Corp.	10,000	125,682
	P.S. Mitsubishi Construction Co., Ltd.	15,500	43,612
	Pacific Industrial Co., Ltd.	21,000	96,989
	Pacific Metals Co., Ltd.	15,000	153,958
#	PanaHome Corp.	38,000	259,757
#	Paramount Bed Co., Ltd.	8,800	129,452
	Parco Co., Ltd.	16,800	223,213
#	Paris Miki, Inc.	9,200	121,328
#	Park24 Co., Ltd.	18,700	173,284
# *	Pasco Corp.	8,000	13,804
#	Pasona, Inc.	45	53,704
	PCA Corp.	1,000	9,587
# *	Penta-Ocean Construction Co., Ltd.	145,500	253,022
*	PIA Corp.	700	10,978
#	Pigeon Corp.	8,600	148,981
	Pilot Corp.	13	130,754
	Piolax, Inc.	4,300	90,070
#	Pioneer Electronic Corp.	65,800	624,476
	Poplar Co., Ltd.	3,500	24,093
	Press Kogyo Co., Ltd.	41,000	216,031

56

*	Prima Meat Packers, Ltd.	66,000	69,878
#	PRONEXUS, Inc.	10,000	86,873
	Q.P. Corp.	46,800	479,543
	Raito Kogyo Co., Ltd.	16,900	44,845
#	Rasa Industries, Ltd.	19,000	39,743
#	Rengo Co., Ltd.	95,000	711,249
*	Renown, Inc.	20,100	160,195
	Resona Holdings, Inc.	185	361,260
	Resorttrust, Inc.	9,700	204,425
#	Rhythm Watch Co., Ltd.	49,000	65,690
	Ricoh Co., Ltd.	70,000	1,340,574
	Ricoh Elemex Corp.	4,000	33,212
	Ricoh Leasing Co., Ltd.	8,300	194,599
#	Right On Co., Ltd.	8,800	104,965
#	Riken Corp.	33,000	185,167
	Riken Keiki Co., Ltd.	9,400	77,345
	Riken Technos Corp.	15,000	41,453
	Riken Vitamin Co., Ltd.	4,700	131,323
#	Ringer Hut Co., Ltd.	2,800	36,059
#	Rinnai Corp.	16,400	561,598
# *	RISA Partners, Inc.	61	155,029
	Rock Field Co., Ltd.	4,900	74,271
	Rohm Co., Ltd.	23,800	2,178,975
	Rohto Pharmaceutical Co., Ltd.	25,000	299,187
	Roland Corp.	8,400	244,571
	Roland DG Corp.	1,600	81,671
	Round One Corp.	98	237,899
#	Royal Co., Ltd.	10,000	106,786
	Ryobi, Ltd.	54,000	364,554
	Ryoden Trading Co., Ltd.	13,000	100,732
	Ryohin Keikaku Co., Ltd.	2,200	135,947
	Ryosan Co., Ltd.	16,000	413,040
#	Ryoshoku, Ltd.	9,000	186,831
	Ryoyo Electro Corp.	10,100	150,199
	S Foods, Inc.	11,500	98,390
	S Science Co., Ltd.	164,000	23,786
#	S.T. Chemical Co., Ltd.	8,000	101,363
# *	Saeki Kensetsu Kogyo Co., Ltd.	45,000	29,868
	Sagami Chain Co., Ltd.	4,000	41,477
#	Sagami Railway Co., Ltd.	33,000	119,813
#	Saibu Gas Co., Ltd.	74,000	183,005
	Saint Marc Holdings Co., Ltd.	1,000	48,763
	Saizeriya Co., Ltd.	9,500	151,436
	Sakai Chemical Industry Co., Ltd.	34,000	151,972
#	Sakai Heavy Industries, Ltd.	17,000	31,453
	Sakai Ovex Co., Ltd.	17,000	28,314
	Sakata INX Corp.	21,000	112,972
#	Sakata Seed Corp.	16,300	224,756
	Sala Corp.	6,500	32,813
	San-Ai Oil Co., Ltd.	16,000	62,391
	Sanden Corp.	54,000	292,684
#	Sanei-International Co., Ltd.	5,500	123,719
# *	Sanix, Inc.	16,900	56,247
	Sankei Building Co., Ltd.	17,000	160,917
#	Sanken Electric Co., Ltd.	46,000	245,009

57

#	Sanki Engineering Co., Ltd.	35,000	205,760
	Sankyo Co., Ltd.	22,200	1,008,600
	Sankyo Seiko Co., Ltd.	17,000	43,155
	Sankyo-Tateyama Holdings, Inc.	110,000	132,864
#	Sankyu, Inc., Tokyo	62,000	381,504
	Sanoh Industrial Co., Ltd.	9,400	75,895
#	Sanrio Co., Ltd.	11,500	101,738
	Sanshin Electronics Co., Ltd.	11,000	147,397
*	Sansui Electric Co., Ltd.	272,000	19,639
	Santen Pharmaceutical Co., Ltd.	14,800	362,697
	Sanwa Holdings Corp.	93,000	471,712
	Sanyo Chemical Industries, Ltd.	25,000	144,029
	Sanyo Denki Co., Ltd.	13,000	65,236
# *	Sanyo Electric Co., Ltd.	479,000	924,378
	Sanyo Housing Nagoya Co., Ltd.	21	25,549
	Sanyo Industries, Ltd., Tokyo	10,000	19,655
#	Sanyo Shokai, Ltd.	40,000	315,248
#	Sanyo Special Steel Co., Ltd.	50,000	349,737
	Sapporo Hokuyo Holdings, Inc.	133	1,381,573
#	Sapporo Holdings, Ltd.	49,000	400,239
#	Sasebo Heavy Industries Co., Ltd., Tokyo	9,000	53,399
	Sato Corp.	7,600	122,226
	Sato Shoji Corp.	7,900	58,324
	Satori Electric Co., Ltd.	4,900	58,096
	Saxa Holdings, Inc.	20,000	35,972
	Secom Co., Ltd.	13,500	752,605
	Secom Joshinetsu Co., Ltd.	1,500	36,201
	Secom Techno Service Co., Ltd.	2,500	80,512
#	Sega Sammy Holdings, Inc.	85,312	1,092,063
	Seibu Electric Industry Co., Ltd.	6,000	27,565
	Seijo Corp.	1,200	23,962
#	Seika Corp.	31,000	81,268
	Seikagaku Corp.	11,100	130,285
	Seiko Epson Corp.	36,900	822,373
	Seiko Holdings Corp.	43,000	205,117
#	Seino Holdings Co., Ltd.	69,000	506,739
	Seiren Co., Ltd.	19,500	162,635
# *	Seiyu, Ltd.	109,000	137,097
	Sekisui Chemical Co., Ltd.	194,000	1,330,683
	Sekisui House, Ltd.	121,000	1,546,917
	Sekisui Jushi Co., Ltd.	15,000	124,738
	Sekisui Plastics Co., Ltd.	37,000	118,052
	Senko Co., Ltd.	27,000	79,744
	Senshu Electric Co., Ltd.	4,000	66,076
	Senshukai Co., Ltd.	14,900	151,998
	Seven & I Holdings Co., Ltd.	79,852	2,003,799
#	SFCG Co., Ltd.	280	42,342
	Sharp Corp., Osaka	97,000	1,597,839
#	Shibaura Mechatronics Corp.	12,000	57,685
#	Shibusawa Warehouse Co., Ltd.	26,000	159,591
	Shibuya Kogyo Co., Ltd.	6,800	55,680
	Shiga Bank, Ltd.	88,000	644,404
	Shikibo, Ltd.	61,000	71,511
	Shikoku Bank, Ltd.	87,000	357,402
	Shikoku Chemicals Corp.	25,000	121,348

58

	Shikoku Coca-Cola Bottling Co., Ltd.	7,100	83,048
	Shikoku Electric Power Co., Inc.	10,800	305,474
	Shima Seiki Manufacturing Co., Ltd.	6,900	335,983
	Shimachu Co., Ltd.	19,100	567,591
#	Shimadzu Corp.	32,000	321,386
	Shimamura Co., Ltd.	2,400	246,011
	Shimano, Inc.	8,400	314,264
#	Shimizu Bank, Ltd.	4,000	173,740
	Shimizu Corp.	244,000	1,053,150
	Shin Nippon Air Technologies Co., Ltd.	4,200	22,611
	Shinagawa Refractories Co., Ltd.	17,000	59,649
	Shindengen Electric Manufacturing Co., Ltd.	28,000	84,522
	Shin-Etsu Chemical Co., Ltd.	10,200	607,964
	Shin-Etsu Polymer Co., Ltd.	18,000	136,020
	Shinkawa, Ltd.	8,100	122,767
	Shin-Keisei Electric Railway Co., Ltd.	5,000	17,404
# *	Shinki Co., Ltd.	69,900	67,364
#	Shinko Electric Co., Ltd.	32,000	87,628
	Shinko Electric Industries Co., Ltd.	11,900	259,793
	Shinko Plantech Co., Ltd.	9,000	144,657
	Shinko Securities Co., Ltd.	209,000	933,054
	Shinko Shoji Co., Ltd.	9,000	104,632
	Shinko Wire Co., Ltd.	10,000	19,382
	Shin-Kobe Electric Machinery Co., Ltd.	14,000	58,808
	Shinmaywa Industries, Ltd.	38,000	151,097
#	Shinnihon Corp.	17,600	60,794
#	Shinsei Bank, Ltd.	375,000	1,348,382
	Shinsho Corp.	11,000	40,359
	Shinwa Kaiun Kaisha, Ltd.	14,000	108,263
	Shinyei Kaisha	5,000	10,311
	Shionogi & Co., Ltd.	55,000	1,057,417
#	Shiroki Co., Ltd.	32,000	92,483
	Shiseido Co., Ltd.	18,000	431,634
	Shizuki Electric Co., Inc.	4,000	14,353
	Shizuoka Bank, Ltd.	128,000	1,519,313
	Shizuoka Gas Co., Ltd.	26,000	132,289
#	Sho-Bond Corp.	8,200	98,941
	Shobunsha Publications, Inc.	4,800	41,216
#	Shochiku Co., Ltd.	32,000	242,297
#	Shoko Co., Ltd.	15,000	21,251
	Showa Aircraft Industry Co., Ltd.	5,000	48,553
	Showa Corp.	22,100	187,897
	Showa Denko K.K.	167,000	577,401
#	Showa Sangyo Co., Ltd.	46,000	113,622
	Showa Shell Sekiyu K.K.	53,000	605,779
	Siix Corp.	4,400	117,184
# *	Silver Seiko, Ltd.	119,000	42,143
	Sinanen Co., Ltd.	22,000	107,130
	Sintokogio, Ltd.	22,300	235,351
	SKY Perfect JSAT Corp.	706	299,781
	SMC Corp.	3,500	404,913
	SMK Corp.	21,000	177,497
#	Snow Brand Milk Products Co., Ltd.	73,000	244,022
	SNT Corp.	6,000	39,585
	Soda Nikka Co., Ltd.	7,000	27,846

59

	Sodick Co., Ltd.	24,700	123,218
	Soft99 Corp.	3,600	24,687
#	Softbank Corp.	16,500	381,262
	Sogo Medical Co., Ltd.	1,300	37,995
	Sohgo Security Services Co., Ltd.	22,100	366,439
	Sojitz Corp.	306,700	1,213,751
	Sokkisha Co., Ltd.	7,000	28,208
*	Solid Group Holdings Co., Ltd.	21,500	7,337
	Sompo Japan Insurance, Inc.	181,000	1,752,235
	Sonton Food Industry Co., Ltd.	3,000	24,773
	Sony Corp.	2,000	108,174
	Sony Corp. Sponsored ADR	91,700	4,949,049
#	Sorun Corp.	10,100	56,548
	Sotoh Co., Ltd.	3,000	32,795
	Space Co., Ltd.	3,700	30,020
#	Square Enix Co., Ltd.	4,800	152,787
	SRA Holdings	1,800	30,776
#	SSP Co., Ltd.	29,000	143,888
	Stanley Electric Co., Ltd.	17,600	433,384
	Star Micronics Co., Ltd.	9,000	239,030
	Starzen Corp.	32,000	75,157
#	Stella Chemifa Corp.	2,400	56,878
	Subaru Enterprise Co., Ltd.	9,000	30,231
#	Sugi Pharmacy Co., Ltd.	4,800	143,560
	Sugimoto & Co., Ltd.	2,000	26,220
	Sumco Techxiv Corp.	1,600	82,222
#	Sumida Corp.	8,200	119,942
	Suminoe Textile Co., Ltd.	27,000	66,575
	Sumisho Computer Systems Corp.	9,200	149,611
	Sumitomo Bakelite Co., Ltd.	91,000	586,656
	Sumitomo Chemical Co., Ltd.	194,000	1,657,401
*	Sumitomo Coal Mining Co., Ltd.	58,500	55,929
	Sumitomo Corp.	106,800	1,610,590
	Sumitomo Densetsu Co., Ltd.	8,800	51,308
	Sumitomo Electric Industries, Ltd.	155,900	2,427,899
	Sumitomo Forestry Co., Ltd.	58,000	419,747
	Sumitomo Heavy Industries, Ltd.	14,000	151,857
#	Sumitomo Light Metal Industries, Ltd.	118,000	188,874
	Sumitomo Metal Industries, Ltd., Osaka	92,000	410,392
	Sumitomo Metal Mining Co., Ltd.	48,000	1,001,377
# *	Sumitomo Mitsui Construction Co., Ltd.	31,300	44,836
	Sumitomo Mitsui Financial Group, Inc.	646	5,560,156
	Sumitomo Osaka Cement Co., Ltd.	162,000	325,019
	Sumitomo Pipe & Tube Co., Ltd.	12,000	95,335
#	Sumitomo Precision Products Co., Ltd.	17,000	61,555
	Sumitomo Real Estate Sales Co., Ltd.	2,600	148,369
	Sumitomo Realty & Development Co., Ltd.	10,000	304,532
	Sumitomo Rubber Industries, Ltd.	52,900	522,077
	Sumitomo Seika Chemicals Co., Ltd.	21,000	94,467
	Sumitomo Trust & Banking Co., Ltd.	313,000	2,605,933
#	Sumitomo Warehouse Co., Ltd.	74,000	430,338
	Sun Wave Corp.	12,000	19,578
#	Sundrug Co., Ltd.	6,000	148,297
	SUNX, Ltd.	9,300	64,302
	Suruga Bank, Ltd.	43,000	549,883

60

	Suruga Corp.	10,900	207,283
	Suzuken Co., Ltd.	27,200	898,795
	Suzuki Metal Industry Co., Ltd.	16,000	43,391
	Suzuki Motor Corp.	13,700	447,784
	SWCC Showa Holdings Co., Ltd.	94,000	128,604
*	SxL Corp.	28,000	17,977
#	Sysmex Corp.	3,500	153,352
	SystemPro Co., Ltd.	60	45,829
	T&D Holdings, Inc.	24,000	1,393,039
#	T.Hasegawa Co., Ltd.	9,700	157,351
	Tachibana Eletech Co., Ltd.	3,000	28,001
	Tachihi Enterprise Co., Ltd.	1,600	95,243
	Tachi-S Co., Ltd.	8,700	66,840
	Tadano, Ltd.	21,000	243,028
	Taihei Dengyo Kaisha, Ltd.	13,000	115,211
#	Taihei Kogyo Co., Ltd.	11,000	63,260
	Taiheiyo Cement Corp.	386,000	940,942
# *	Taiheiyo Kaiun Co., Ltd.	16,000	47,698
	Taiho Kogyo Co., Ltd.	8,700	136,342
	Taikisha, Ltd.	12,800	134,612
	Taisei Corp.	429,000	1,268,610
#	Taisei Lamick Co., Ltd.	900	19,711
	Taisei Rotec Corp.	17,000	26,034
	Taisho Pharmaceutical Co., Ltd.	38,000	743,959
	Taiyo Nippon Sanso Corp.	72,000	708,442
	Taiyo Yuden Co., Ltd.	47,000	795,899
	Takagi Securities Co., Ltd.	15,000	44,049
	Takamatsu Corp.	10,200	151,205
	Takano Co., Ltd.	5,700	42,799
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	20,108
	Takara Holdings, Inc.	71,000	440,764
	Takara Printing Co., Ltd.	5,500	45,714
#	Takara Standard Co., Ltd.	33,000	182,659
#	Takasago International Corp.	35,000	261,843
	Takasago Thermal Engineering Co., Ltd.	30,000	271,799
#	Takashima & Co., Ltd.	14,000	21,092
	Takashimaya Co., Ltd.	114,000	1,408,957
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	147,887
	Takeda Pharmaceutical Co., Ltd.	20,600	1,321,992
	Takiron Co., Ltd.	16,000	39,804
	Takisawa Machine Tool Co., Ltd.	21,000	34,125
	Takuma Co., Ltd.	30,000	134,296
	Tamura Corp.	27,000	151,557
	Tasaki Shinju Co., Ltd.	6,000	23,475
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	22,861
	Tayca Corp.	8,000	24,516
	TBK Co., Ltd.	7,000	41,787
	TCM Corp.	25,000	78,458
	TDK Corp.	4,600	327,374
	TDK Corp. Sponsored ADR	17,400	1,236,270
# *	Teac Corp.	26,000	22,864
	Techno Associe Co., Ltd.	3,000	32,679
#	Tecmo, Ltd.	6,200	83,887
	Teijin, Ltd.	182,750	793,996
#	Teikoku Electric Manufacturing Co., Ltd.	3,000	58,433

61

#	Teikoku Piston Ring Co., Ltd.	9,600	100,196
	Teikoku Tsushin Kogyo Co., Ltd.	17,000	64,370
*	Tekken Corp.	35,000	43,263
	Telepark Corp.	40	48,878
	Tenma Corp.	11,100	196,934
	Terumo Corp.	8,000	408,404
	The 77 Bank, Ltd.	153,000	1,035,746
	The Aichi Bank, Ltd.	3,100	274,398
	The Akita Bank, Ltd.	72,000	363,300
	The Aomori Bank, Ltd.	67,000	276,795
	The Awa Bank, Ltd.	88,000	528,607
#	The Bank of Ikeda, Ltd.	8,800	356,266
	The Bank of Iwate, Ltd.	7,500	477,078
#	The Bank of Kyoto, Ltd.	109,000	1,401,714
	The Bank of Nagoya, Ltd.	75,000	479,812
	The Bank of Okinawa, Ltd.	8,400	326,989
	The Bank of Saga, Ltd.	54,000	194,615
	The Chiba Bank, Ltd.	164,000	1,413,816
*	The Chiba Kogyo Bank, Ltd.	12,300	175,275
	The Chugoku Bank, Ltd.	78,000	1,202,366
	The Chugoku Electric Power Co., Ltd.	17,000	368,793
	The Chukyo Bank, Ltd.	52,000	160,849
# *	The Daiei, Inc.	29,100	176,419
	The Daisan Bank, Ltd.	70,000	239,286
	The Daishi Bank, Ltd.	133,000	550,777
	The Daito Bank, Ltd.	55,000	57,680
	The Ehime Bank, Ltd.	73,000	275,798
	The Eighteenth Bank, Ltd.	66,000	238,308
	The Fuji Fire & Marine Insurance Co., Ltd.	117,000	376,108
	The Fukui Bank, Ltd.	92,000	299,593
# *	The Goodwill Group, Inc.	458	115,114
	The Gunma Bank, Ltd.	168,000	1,232,746
	The Hachijuni Bank, Ltd.	178,000	1,415,225
	The Higo Bank, Ltd.	80,000	539,285
	The Hiroshima Bank, Ltd.	222,000	1,312,736
	The Hokkoku Bank, Ltd.	123,000	631,826
#	The Hokuetsu Bank, Ltd.	82,000	199,885
	The Hyakugo Bank, Ltd.	99,000	584,523
	The Hyakujishi Bank, Ltd.	96,000	514,751
	The Iyo Bank, Ltd.	108,000	1,162,609
	The Japan General Estate Co., Ltd.	12,900	219,856
	The Japan Steel Works, Ltd.	16,000	236,346
	The Japan Wool Textile Co., Ltd.	27,000	217,018
	The Joyo Bank, Ltd.	155,000	934,578
	The Kagawa Bank, Ltd.	43,000	236,254
	The Kagoshima Bank, Ltd.	68,000	488,440
#	The Kanto Tsukuba Bank, Ltd.	23,800	163,542
#	The Keihin Co., Ltd.	7,000	12,118
	The Keiyo Bank, Ltd.	104,000	644,139
	The Kita-Nippon Bank, Ltd.	3,300	134,038
*	The Maruetsu, Inc.	22,000	157,269
	The Michinoku Bank, Ltd.	61,000	196,278
#	The Minato Bank, Ltd.	89,000	205,246
	The Miyazaki Bank, Ltd.	49,000	207,695
	The Nagano Bank, Ltd.	19,000	50,978

62

#	The Nanto Bank, Ltd.	92,000	529,537
	The Nippon Road Co., Ltd.	26,000	42,386
	The Nippon Synthetic Chemical Industry Co., Ltd.	28,000	163,518
	The Nisshin Oillio Group, Ltd.	55,000	211,262
	The Ogaki Kyoritsu Bank, Ltd.	104,000	612,991
	The Oita Bank, Ltd.	54,000	325,297
	The Pack Corp.	5,200	84,561
	The San-in Godo Bank, Ltd.	70,000	640,441
	The Yasuda Warehouse Co., Ltd.	4,000	39,460
	THK Co., Ltd.	45,300	826,992
	Tigers Polymer Corp.	4,000	20,105
#	TIS, Inc.	17,000	337,722
	TKC Corp.	9,600	170,736
*	Toa Corp.	57,000	57,824
	Toa Doro Kogyo Co., Ltd.	15,000	24,769
	Toa Oil Co., Ltd.	18,000	27,674
	Toabo Corp.	53,000	48,912
	Toagosei Co., Ltd.	86,000	284,303
# *	Tobishima Corp.	127,000	57,421
	Tobu Railway Co., Ltd.	142,000	689,430
	Tobu Store Co., Ltd.	16,000	62,987
#	TOC Co., Ltd.	19,000	162,525
	Tocalo Co., Ltd.	4,000	64,404
	Tochigi Bank, Ltd.	47,000	281,075
	Toda Corp.	99,000	528,320
	Toda Kogyo Corp.	8,000	34,490
	Todentu Corp.	9,000	21,992
	Toei Co., Ltd.	18,000	114,309
	Toenec Corp.	36,000	194,441
	Tohcello Co., Ltd.	11,500	78,662
	Toho Bank, Ltd.	79,000	330,013
	Toho Co., Ltd. (6895200)	35,800	809,779
	Toho Co., Ltd. (6895211)	8,000	27,404
	Toho Gas Co., Ltd.	88,000	477,632
#	Toho Real Estate Co., Ltd.	16,000	122,586
#	Toho Titanium Co., Ltd.	3,000	100,623
	Toho Zinc Co., Ltd.	12,000	83,441
	Tohoku Bank, Ltd.	32,000	57,384
	Tohto Suisan Co., Ltd.	11,000	20,471
	Tohuku Electric Power Co., Inc.	26,700	615,857
#	Tokai Carbon Co., Ltd.	30,000	326,695
	Tokai Corp.	18,000	67,236
*	Tokai Kanko Co., Ltd.	37,000	20,911
#	Tokai Lease Co., Ltd.	14,000	22,047
	Tokai Rika Co., Ltd.	15,000	456,075
	Tokai Rubber Industries, Ltd.	21,100	348,089
	Tokai Tokyo Securities Co., Ltd.	85,000	411,978
	Tokimec, Inc.	14,000	42,679
*	Toko, Inc.	18,000	36,978
	Tokushima Bank, Ltd.	35,000	222,182
*	Tokushu Tokai Holdings Co., Ltd.	65,380	145,519
	Tokuyama Corp.	42,000	439,867
	Tokyo Denpa Co., Ltd.	2,200	26,397
# *	Tokyo Dome Corp.	49,000	266,295
	Tokyo Electric Power Co., Ltd	39,400	1,082,649

63

	Tokyo Electron Device, Ltd.	41	71,944
	Tokyo Electron, Ltd.	9,200	566,967
	Tokyo Energy & Systems, Inc.	10,000	62,283
	Tokyo Gas Co., Ltd.	129,000	644,195
	Tokyo Kaikan Co., Ltd.	2,000	11,667
#	Tokyo Kikai Seisakusho, Ltd.	21,000	52,489
	Tokyo Leasing Co., Ltd.	13,800	132,220
#	Tokyo Ohka Kogyo Co., Ltd.	18,200	410,681
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	32,236
	Tokyo Rakutenchi Co., Ltd.	26,000	96,613
	Tokyo Rope Manufacturing Co., Ltd.	58,000	111,692
	Tokyo Sangyo Co., Ltd.	15,000	53,075
#	Tokyo Seimitsu Co., Ltd.	12,400	316,232
	Tokyo Steel Manufacturing Co., Ltd.	48,600	627,279
	Tokyo Style Co., Ltd.	28,000	297,916
	Tokyo Tatemono Co., Ltd.	55,000	651,143
	Tokyo Tekko Co., Ltd.	17,000	80,629
#	Tokyo Theatres Co., Inc.	31,000	65,231
	Tokyo Tomin Bank, Ltd.	12,200	438,839
#	Tokyotokeiba Co., Ltd.	48,000	120,245
	Tokyu Community Corp.	3,300	84,893
#	Tokyu Construction Co., Ltd.	21,140	88,162
	Tokyu Corp.	56,000	393,009
	Tokyu Land Corp.	17,000	161,442
#	Tokyu Livable, Inc.	5,000	70,902
#	Tokyu Recreation Co., Ltd.	6,000	37,419
#	Tokyu Store Chain Corp.	24,000	108,349
	Toli Corp.	17,000	35,898
	Tomato Bank, Ltd.	14,000	30,649
	Tomen Electronics Corp.	5,600	72,353
	Tomoe Corp.	6,000	17,524
	Tomoegawa Paper Co., Ltd.	7,000	18,597
	Tomoku Co., Ltd.	12,000	25,057
#	Tomy Co., Ltd.	19,100	139,034
	Tonami Transportation Co., Ltd.	29,000	76,964
	TonenGeneral Sekiyu K.K.	15,000	156,816
# *	Tonichi Carlife Group, Inc.	5,000	7,067
	Topcon Corp.	8,400	105,451
	Toppan Forms Co., Ltd.	21,800	210,163
	Toppan Printing Co., Ltd.	127,000	1,247,465
	Topre Corp.	14,000	149,256
	Topy Industries, Ltd.	58,000	155,681
	Toray Industries, Inc.	46,000	373,388
	Tori Holdings Co., Ltd.	117,000	19,089
	Torigoe Co., Ltd.	7,800	52,694
	Torii Pharmaceutical Co., Ltd.	7,600	131,539
#	Torishima Pump Manufacturing Co., Ltd.	9,000	112,887
	Tose Co., Ltd.	3,800	41,673
	Toshiba Corp.	72,000	589,936
	Toshiba Machine Co., Ltd.	29,000	230,862
#	Toshiba Plant Kensetsu Co., Ltd.	23,000	235,352
	Toshiba TEC Corp.	51,000	343,598
	Tosho Printing Co., Ltd.	22,000	50,401
	Tosoh Corp.	95,000	466,378
	Totetsu Kogyo Co., Ltd.	10,000	58,580

64

#	TOTO, Ltd.	126,000	1,007,304
	Totoku Electric Co., Ltd.	18,000	23,706
#	Tottori Bank, Ltd.	28,000	77,749
#	Touei Housing Corp.	7,300	67,507
	Toukei Computer Co., Ltd.	1,400	20,301
# *	Towa Bank, Ltd.	112,000	135,101
	Towa Corp.	5,100	51,660
#	Towa Pharmaceutical Co., Ltd.	3,200	145,450
#	Towa Real Estate Development Co., Ltd.	19,000	42,281
# *	Toyama Chemicals Co., Ltd.	25,000	163,985
# *	Toyo Construction Co., Ltd.	76,000	65,758
#	Toyo Corp.	9,400	123,920
#	Toyo Electric Co., Ltd.	6,000	21,310
	Toyo Engineering Corp.	29,000	176,830
	Toyo Ink Manufacturing Co., Ltd.	82,000	278,432
	Toyo Kanetsu K.K.	68,000	196,329
	Toyo Kohan Co., Ltd.	35,000	187,631
#	Toyo Machinery & Metal Co., Ltd.	4,000	19,915
	Toyo Radiator Co., Ltd.	25,000	163,376
	Toyo Securities Co., Ltd.	25,000	120,875
	Toyo Seikan Kaisha, Ltd.	72,700	1,271,151
	Toyo Suisan Kaisha, Ltd.	33,000	619,363
	Toyo Tire & Rubber Co., Ltd.	54,000	207,900
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	23,435
#	Toyobo Co., Ltd.	285,000	607,364
	Toyoda Gosei Co., Ltd.	20,800	749,884
	Toyota Auto Body Co., Ltd.	27,000	447,422
	Toyota Motor Corp. Sponsored ADR	50,800	5,722,620
	Toyota Tsusho Corp.	30,825	895,405
#	Trans Cosmos, Inc.	7,500	75,318
	Trend Micro, Inc.	2,500	101,118
	Trend Micro, Inc. Sponsored ADR	3,540	142,653
	Trinity Industrial Corp.	3,000	18,743
#	Trusco Nakayama Corp.	7,100	110,224
	Tsubakimoto Chain Co.	41,000	263,984
#	Tsubakimoto Kogyo Co., Ltd.	8,000	28,486
#	Tsudakoma Corp.	23,000	82,163
#	Tsugami Corp.	21,000	71,229
#	Tsukamoto Co., Ltd.	18,000	27,225
	Tsukishima Kikai Co., Ltd.	12,000	115,729
	Tsumura & Co.	18,200	383,809
	Tsurumi Manufacturing Co., Ltd.	5,000	40,276
	Tsutsumi Jewelry Co., Ltd.	4,500	92,679
	Tsuzuki Denki Co., Ltd.	8,000	26,648
	TV Asahi Corp.	230	363,124
	Ube Industries, Ltd.	111,000	404,677
	Ube Material Industries, Ltd.	27,000	88,497
	Uchida Yoko Co., Ltd.	12,000	49,371
#	Ulvac, Inc.	9,300	433,991
	Uni-Charm Corp.	3,900	252,524
#	Unicharm Petcare Corp.	1,000	46,956
	Uniden Corp.	29,000	173,902
	Unimat Offisco Corp.	8,800	105,657
# *	Union Holdings Co., Ltd.	25,000	31,072
#	Union Tool Co.	4,600	155,608

65

	Unitika, Ltd.	150,000	185,080
	UNY Co., Ltd.	81,000	716,856
	Urban Corp.	14,000	228,069
	U-Shin, Ltd.	8,000	40,966
#	Ushio, Inc.	37,100	805,713
	USS Co., Ltd.	3,430	220,644
#	Utoc Corp.	10,000	45,010
	Valor Co., Ltd.	16,600	224,470
# *	Venture Link Co., Ltd.	11,800	22,561
# *	Victor Co. of Japan, Ltd.	75,000	155,999
	Vital-Net, Inc.	9,800	60,150
#	Wacoal Corp.	41,000	528,248
*	Wakachiku Construction Co., Ltd.	66,000	56,156
	Wakamoto Pharmaceutical Co., Ltd.	7,000	26,323
	Warabeya Nichiyo Co., Ltd.	6,000	86,926
	Watabe Wedding Corp.	1,600	21,220
#	Watami Food Service Co., Ltd.	5,400	88,723
	Wavelock Holdings Co., Ltd.	5,000	19,855
	West Japan Railway Co.	107	522,082
	Wood One Co., Ltd.	15,000	84,230
	Xebio Co., Ltd.	9,500	306,520
	Yahagi Construction Co., Ltd.	7,000	28,982
	Yahoo! Japan Corp.	367	176,312
	Yaizu Suisankagaku Industry Co., Ltd.	2,500	26,858
#	Yakult Honsha Co., Ltd.	21,700	534,143
	Yamada Denki Co., Ltd.	4,390	508,573
	Yamagata Bank, Ltd.	67,000	388,369
	Yamaguchi Financial Group, Inc.	95,000	1,278,388
	Yamaha Corp.	40,200	971,848
	Yamaha Motor Co., Ltd.	31,800	870,145
	Yamaichi Electronics Co., Ltd.	5,200	20,790
	Yamamura Glass Co., Ltd.	29,000	66,415
	Yamanashi Chuo Bank, Ltd.	62,000	389,589
	Yamatake Corp.	12,600	357,992
	Yamatane Corp.	15,000	16,577
	Yamato Corp.	8,000	23,642
	Yamato Kogyo Co., Ltd.	11,000	473,404
	Yamato Transport Co., Ltd.	55,000	771,183
#	Yamazaki Baking Co., Ltd.	49,000	497,939
	Yamazen Co., Ltd.	24,000	127,417
	Yaoko Co., Ltd.	3,900	115,628
	Yaskawa Electric Corp.	18,000	237,552
	Yellow Hat, Ltd., Tokyo	9,400	62,388
	Yodogawa Steel Works, Ltd.	58,000	316,471
	Yokogawa Bridge Holdings Corp.	6,000	34,557
	Yokogawa Electric Corp.	81,700	908,506
	Yokohama Reito Co., Ltd.	16,000	124,423
	Yokohama Rubber Co., Ltd.	95,000	592,149
	Yokowo Co., Ltd.	7,600	48,441
#	Yomeishu Seizo Co., Ltd.	10,000	103,836
#	Yomiuri Land Co., Ltd.	18,000	69,476
	Yondenko Corp.	6,000	30,276
	Yonekyu Corp.	8,000	78,342
#	Yorozu Corp.	7,100	105,208
	Yoshimoto Kogyo Co., Ltd.	12,700	176,194

66

#	Yoshinoya Holdings Co., Ltd.	186	314,441
	Yuasa Funashoku Co., Ltd.	6,000	15,150
	Yuasa Trading Co., Ltd.	75,000	108,796
#	Yuken Kogyo Co., Ltd.	10,000	34,719
	Yuraku Real Estate Co., Ltd.	21,000	74,891
	Yurtec Corp.	22,000	119,939
	Yushin Precision Equipment Co., Ltd.	4,000	78,237
	Yushiro Chemical Industry Co., Ltd.	2,000	35,563
	Yutaka Foods Corp.	4,000	50,684
#	Zenrin Co., Ltd.	2,100	66,630
#	Zensho Co., Ltd.	10,100	100,416
	Zeon Corp.	30,000	199,911
#	Zeria Pharmaceutical Co., Ltd.	11,000	100,421
#	Zuken, Inc.	10,300	113,058
TOTAL COMMON STOCKS			475,437,101

RIGHTS/WARRANTS – (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	10,000	—

TOTAL – JAPAN			475,437,101

NETHERLANDS – (3.2%)
COMMON STOCKS – (3.2%)
	Aalberts Industries NV	34,352	720,980
	Accell Group NV	2,323	98,450
	Aegon NV	369,829	6,602,545
	Aegon NV ADR	16,652	295,906
	Akzo Nobel NV	2,761	212,204
	Akzo Nobel NV Sponsored ADR	28,017	2,154,933
	Arcadis NV	2,210	156,796
#	ArcelorMittal	129,754	9,569,013
#	ASM International NV	18,092	423,937
	ASML Holding NV	35,709	1,248,065
# *	BE Semiconductor Industries NV	5,760	26,661
	Beter Bed Holding NV	1,223	32,516
	Boskalis Westminster CVA	14,529	871,791
	Brunel International NV	1,406	36,955
#	Corporate Express NV	34,030	300,691
#	Corporate Express NV Sponsored ADR	4,200	37,086
	Crown Van Gelder NV	463	10,257
*	Crucell NV	604	11,288
*	Crucell NV ADR	12,688	236,504
#	Draka Holding NV	5,283	185,129
#	Eriks Group NV	3,487	279,297
	Exact Holding NV	7,123	283,101
	Fornix Biosciences NV	1,879	50,931
	Gamma Holding NV	1,122	87,707
	Grolsche NV	1,898	133,509
	Grontmij NV	4,789	176,755
#	Hagemeyer NV	145,486	991,774
	Heijmans NV	5,592	215,090
	Heineken Holding NV	22,571	1,267,788
	Heineken NV	23,786	1,562,004
	Hunter Douglas NV	5,380	392,927

67

	ICT Automatisering NV	1,299	22,805
	Imtech NV	17,513	423,096
	ING Groep NV	13,252	514,057
	ING Groep NV Sponsered ADR	220,215	8,539,938
	Innoconcepts NV	5,316	111,105
#	James Hardie Industries NV Sponsored ADR	2,900	80,910
	Jetix Europe NV	3,585	97,222
	Kas Bank NV	2,809	99,750
*	Kendrion NV	2,799	84,154
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	78,819
*	Koninklijke Ahold NV	306,754	4,361,339
*	Koninklijke Ahold NV ADR	22,080	314,702
	Koninklijke Bam Groep NV	49,676	1,185,477
	Koninklijke DSM NV	58,965	2,933,361
*	Koninklijke Econosto NV	5,609	43,947
	Koninklijke KPN NV	115,118	2,116,560
	Koninklijke Philips Electronics NV	146,221	6,086,686
	Koninklijke Philips Electronics NV ADR	69,500	2,891,895
	Koninklijke Ten Cate NV	8,953	308,568
	Koninklijke Vopak NV	9,329	508,634
# *	Laurus NV	7,155	40,149
	Macintosh Retail Group NV	4,925	165,723
	Nederlandsche Apparatenfabriek NV	1,051	48,870
	Nutreco Holding NV	14,315	872,850
	Oce NV	36,774	666,635
	OPG Groep NV	19,031	613,292
	Ordina NV	6,314	111,087
# *	Pharming Group NV	13,110	58,360
	Randstad Holdings NV	4,391	208,146
	Reed Elsevier NV	4,769	87,491
	Reed Elsevier NV Sponsored ADR	16,800	616,056
	RSDB NV	692	35,484
*	Samas NV	12,046	90,617
	SBM Offshore NV	31,579	1,097,358
	Sligro Food Group NV	8,074	311,204
	Smit Internationale NV	4,875	492,844
	Sns Reaal	60,567	1,348,917
#	Stork NV	10,382	723,558
# *	Tele Atlas NV	19,500	803,831
#	Telegraaf Media Groep NV	15,317	527,908
	TKH Group NV	8,975	198,088
	TNT NV	22,103	906,520
# *	TomTom NV	6,700	637,257
	Unilever NV	184,946	6,551,113
	Unit 4 Agresso NV	5,783	153,141
	USG People NV	9,066	248,741
# *	Van der Moolen Holding NV	14,415	70,085
	Vedior NV	68,335	1,698,427
	Wolters Kluwer NV	117,100	3,642,092
TOTAL COMMON STOCKS			82,501,459

RIGHTS/WARRANTS – (0.0%)
*	Unilever NV Coupons	169,604	—

TOTAL – NETHERLANDS			82,501,459

68

NEW ZEALAND – (0.2%)
COMMON STOCKS – (0.2%)
	Abano Healthcare Group, Ltd.	17,364	62,474
	Air New Zealand, Ltd.	102,227	140,869
	Auckland International Airport, Ltd.	37,511	80,987
	Contact Energy, Ltd.	113,967	754,876
	Ebos Group, Ltd.	4,300	16,755
#	Fisher & Paykel Appliances Holdings, Ltd.	131,701	343,603
	Fisher & Paykel Healthcare Corp.	75,641	181,902
	Fletcher Building, Ltd.	85,793	773,515
	Freightways, Ltd.	24,331	68,988
	Hallenstein Glassons Holdings, Ltd.	7,659	25,360
	Infratil, Ltd.	66,611	142,124
*	Infratil, Ltd.	13,322	17,263
	Mainfreight, Ltd.	14,238	77,849
	Michael Hill International, Ltd.	72,300	55,520
	New Zealand Exchange, Ltd.	7,114	50,913
*	New Zealand Oil & Gas, Ltd.	58,232	48,525
	New Zealand Refining Co., Ltd.	57,281	336,168
	Nuplex Industries, Ltd.	34,274	185,719
	Port of Tauranga, Ltd.	29,466	151,694
	Pumpkin Patch, Ltd.	23,700	48,127
	Pyne Gould Guinness, Ltd.	64,446	93,402
*	Rubicon, Ltd.	42,151	29,411
	Ryman Healthcare, Ltd.	97,765	160,307
	Sanford, Ltd.	9,500	30,375
#	Sky City Entertainment Group, Ltd.	64,132	234,448
	Steel & Tube Holdings, Ltd.	25,952	75,296
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,937	836,386
	Tourism Holdings, Ltd.	23,932	42,698
*	Tower, Ltd.	58,560	99,299
#	Trustpower, Ltd.	47,153	315,430
	Warehouse Group, Ltd.	20,225	95,782
TOTAL COMMON STOCKS			5,576,065

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	4,638	1,980

TOTAL — NEW ZEALAND			5,578,045

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
#	Acta Holding ASA	30,000	123,959
	Aker Kvaerner ASA	9,250	263,381
	Aker Yards ASA	35,145	541,305
# *	Aktiv Kapital ASA	9,500	136,248
*	Blom ASA	10,000	137,266
	Bonheur ASA	4,000	168,744
# *	Camillo Eitze & Co. ASA	6,700	87,255
# *	Det Norske Oljeselskap ASA	149,000	266,587
	DNB Nor ASA Series A	92,439	1,443,944
	DOF ASA	6,000	59,773

69

	EDB Business Partner ASA	13,200	102,220
	Ekornes ASA	8,200	131,703
# *	Eltek ASA	9,643	54,872
*	Ementor ASA	14,000	97,745
	Farstad Shipping ASA	3,400	83,024
# *	Fast Search & Transfer ASA	7,000	13,856
#	Fred Olsen Energy ASA	7,100	352,466
	Ganger Rolf ASA	6,400	242,528
*	Gregoire ASA	2,200	516
	Havila Shipping ASA	2,400	43,058
	Itera Consulting Group ASA	40,000	39,854
	Kongsberg Automotive ASA	3,600	23,157
	Kongsberg Gruppen ASA	2,500	143,880
*	Kverneland Group ASA	22,000	42,186
#	Leroy Seafood Group ASA	11,100	199,860
*	Norse Energy Corp. ASA	57,000	42,081
	Norsk Hydro ASA	30,680	423,395
	Norsk Hydro ASA Sponsored ADR	51,700	713,279
	Norske Skogindustrier ASA Series A	27,900	199,775
*	Norwegian Air Shuttle ASA	2,600	73,801
# *	Ocean Rig ASA	51,500	405,134
	Odfjell ASA Series A	9,500	154,133
	Olav Thon Eiendomsselskap ASA	490	75,240
	Orkla ASA	172,650	3,108,900
	Petroleum Geo Services ASA	8,850	253,568
# *	Petrolia Drilling ASA	160,000	69,289
*	Photocure ASA	3,400	27,584
	Prosafe ASA	61,300	1,049,576
*	Q-Free ASA	8,000	14,238
*	Renewable Energy Corp. ASA	4,900	239,354
	Rieber and Son ASA Series A	10,000	95,422
# *	Roxar ASA	20,000	23,803
*	Scan Subsea ASA	10,000	36,162
#	Scana Industrier ASA	11,139	32,033
	Schibsted ASA	14,400	654,025
# *	Sevan Marine ASA	48,300	648,184
	Solstad Offshore ASA	3,600	95,320
	Sparebanken Midt-Norge	15,912	207,607
	Statoil Hydro ASA	26,452	856,992
	StatoilHydro ASA Sponsored ADR	63,675	2,057,976
#	Storebrand ASA	44,798	499,042
	Tandberg ASA Series A	22,700	506,790
*	TGS Nopec Geophysical Co. ASA	15,800	216,543
#	Tomra Systems ASA	32,100	208,508
	TTS Marine ASA	4,000	72,458
	Veidekke ASA	21,900	200,927
	Wilh. Wilhelmsen ASA	6,500	259,395
	Yara International ASA	31,004	1,178,387
TOTAL COMMON STOCKS			19,498,308

RIGHTS/WARRANTS — (0.0%)
*	Storebrand ASA Rights 12/10/07	44,798	104,989
*	TTS Marine ASA Rights 12/07/07	297	—
TOTAL RIGHTS/WARRANTS			104,989

TOTAL — NORWAY			19,603,297

70

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
#	Banco BPI SA	79,578	627,421
#	Banco Comercial Portugues SA	348,812	1,518,496
	Banco Epirito Santo SA	63,078	1,459,091
#	Brisa Auto Estradas de Portugal SA	58,391	883,658
	Cimpor Cimentos de Portugal SA	99,561	886,767
	Corticeira Amorim	17,236	51,347
	Energias de Portugal SA	67,284	454,753
	Energias de Portugal SA Sponsored ADR	7,400	500,741
	Finibanco Holdings SGPS SA	14,885	98,458
*	Impresa Sociedade Gestora de Participacoes SA	21,677	66,730
	Jeronimo Martins SGPS SA	39,025	313,960
	Mota-Engil SGPS SA	24,134	182,744
	Portugal Telecom SA	45,450	621,575
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	18,657	258,986
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	54,611
	Sociedade de Investimento e Gestao SGPS SA	14,144	208,471
*	Sonae Industria SGPS SA	32,282	365,092
	Sonae SGPS SA	224,454	668,067
*	Sonaecom SGPS SA	30,900	172,090
	Teixeira Duarte Engenharia e Construcoes SA	73,407	237,668

TOTAL — PORTUGAL			9,630,726

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	337,500	377,916
	Apollo Enterprises, Ltd.	30,000	49,462
	Aqua-Terra Supply Co., Ltd.	31,000	9,665
	Armstrong Industrial Corp., Ltd.	49,000	12,598
#	Ascott Group, Ltd.	225,000	215,875
	Asia Environment Holdings, Ltd.	34,000	18,395
*	Asia Food and Properties, Ltd.	727,000	466,999
	Asia Pacific Breweries, Ltd.	14,000	131,522
	ASL Marine Holdings, Ltd.	49,000	52,432
	Auric Pacific Group, Ltd.	25,000	22,680
*	Ban Joo - Company, Ltd.	55,000	3,658
	Beyonics Technology, Ltd.	135,000	35,745
	Bonvests Holdings, Ltd.	51,600	42,684
	Bukit Sembawang Estates, Ltd	20,000	157,134
	Capitaland, Ltd.	310,000	1,505,398
	Cerebos Pacific, Ltd.	53,000	157,913
	CH Offshore, Ltd.	131,000	75,207
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	74,337
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	34,678	246,907
	China Dairy Group, Ltd.	147,000	38,395
	China Merchants Holdings Pacific, Ltd.	79,000	53,077
	Chip Eng Seng Corp., Ltd.	123,000	52,813
#	Chuan Hup Holdings, Ltd.	150,000	39,414
	City Developments, Ltd.	84,000	833,707

71

	Comfortdelgro Corp., Ltd.	329,000	434,861
	Cosco Corp. (Singapore), Ltd.	51,000	250,851
#	Creative Technology Co., Ltd.	23,750	104,869
	CSE Global, Ltd.	59,000	51,227
	CWT, Ltd.	55,000	49,361
	DBS Group Holdings, Ltd.	145,000	2,017,249
#	Delong Holdings, Ltd.	78,200	116,428
	ECS Holdings, Ltd.	25,000	11,393
	Ellipsiz, Ltd.	83,000	22,627
*	Enviro-Hub Holdings, Ltd.	129,000	49,020
	Eucon Holdings, Ltd.	251,000	20,070
#	Ezra Holdings Pte, Ltd.	55,000	127,157
	F.J. Benjamin Holdings, Ltd.	90,000	49,538
	Federal International (2000), Ltd.	30,000	13,316
	Food Empire Holdings, Ltd.	79,000	43,158
	Fraser & Neave, Ltd.	373,000	1,493,444
	Freight Links Express Holdings, Ltd.	500,000	33,166
	Frontline Technologies Corp., Ltd.	432,000	56,873
*	Fu Yu Corp., Ltd.	118,000	16,029
	GK Goh Holdings, Ltd.	87,000	67,609
# *	Global Voice Group, Ltd.	339,000	31,704
	Goodpack, Ltd.	24,000	38,186
	GP Batteries International, Ltd.	15,000	11,394
#	Guocoland, Ltd.	83,666	295,632
	Hartford Education Corp., Ltd.	2,166	286
	Hersing Corp., Ltd.	33,000	12,436
#	Hi-P International, Ltd.	132,000	45,417
	Ho Bee Investment, Ltd.	92,000	94,785
	Hong Fok Corp., Ltd.	191,400	174,970
#	Hong Leong Asia, Ltd.	89,000	210,260
	Hotel Grand Central, Ltd.	105,132	76,666
	Hotel Plaza, Ltd.	69,000	89,779
	Hotel Properties, Ltd.	74,000	199,972
	Hour Glass, Ltd.	25,000	28,000
#	HTL International Holdings, Ltd.	112,000	45,419
	Huan Hsin Holdings, Ltd.	67,000	24,985
	HupSteel, Ltd.	145,000	41,058
	Hwa Hong Corp., Ltd.	95,000	46,423
#	Hyflux, Ltd.	41,000	99,552
	InnoTek, Ltd.	74,000	44,050
	Innovalues, Ltd.	36,000	6,735
	Isetan (Singapore), Ltd.	15,000	43,632
	Jardine Cycle & Carriage, Ltd.	53,357	774,333
	Jaya Holdings, Ltd.	51,000	64,400
#	Jurong Technologies Industrial Corp., Ltd.	164,000	49,328
	K1 Ventures, Ltd.	508,000	109,479
	Keppel Corp., Ltd.	86,000	800,907
#	Keppel Land, Ltd.	77,000	400,456
	Keppel Telecommunications and Transportation, Ltd.	43,000	171,130
	Kim Eng Holdings, Ltd.	144,000	224,282
	K-REIT Asia	6,600	11,307
	KS Energy Services, Ltd.	29,000	65,989
	Labroy Marine, Ltd.	67,000	131,043
	Lee Kim Tah Holdings, Ltd.	60,000	25,354
	Low Keng Huat Singapore, Ltd.	87,000	36,125

72

	Lum Chang Holdings, Ltd.	123,000	30,671
*	Mediaring.Com, Ltd.	305,000	42,334
	Memtech International, Ltd.	310,000	47,224
	Metro Holdings, Ltd.	145,000	108,884
	MFS Technology, Ltd.	52,000	18,008
	Midas Holdings, Ltd.	42,000	42,497
	MobileOne, Ltd.	96,000	133,365
	Natsteel, Ltd.	75,000	75,401
	Neptune Orient Lines, Ltd.	195,000	561,729
	Olam International, Ltd.	65,000	138,176
*	Orchard Parade Holdings, Ltd.	62,000	69,159
#	Osim International, Ltd.	119,000	55,789
	Overseas Chinese Banking Corp., Ltd.	295,000	1,739,031
	Pan-United Corp., Ltd.	77,000	41,871
	Parkway Holdings, Ltd.	84,400	221,526
	Petra Foods, Ltd.	112,000	108,966
	Popular Holdings, Ltd.	220,000	46,325
	PSC Corp., Ltd.	181,924	46,949
	QAF, Ltd.	87,000	26,504
	Raffles Education Corp., Ltd.	80,000	178,220
	Robinson & Co., Ltd.	9,000	26,863
	Rotary Engineering, Ltd.	87,000	75,283
	San Teh, Ltd.	117,000	46,673
	SBS Transit, Ltd.	39,500	80,585
	SC Global Developments, Ltd.	72,284	122,277
# *	Seksun Corp., Ltd.	218,000	110,807
	SembCorp Industries, Ltd.	170,000	658,836
	SembCorp Marine, Ltd.	106,800	325,531
	Sim Lian Group, Ltd.	83,000	36,189
	Singapore Airlines, Ltd.	118,400	1,464,664
	Singapore Food Industries, Ltd.	61,000	33,706
	Singapore Land, Ltd.	56,000	306,883
	Singapore Petroleum Co., Ltd.	31,000	162,869
	Singapore Post, Ltd.	198,000	149,237
	Singapore Press Holdings, Ltd.	312,000	978,621
	Singapore Shipping Corp., Ltd.	137,000	47,780
	Singapore Technologies Engineering, Ltd.	150,000	393,056
	Singapore Telecommunications, Ltd.	760,350	2,035,783
# *	Sinomem Technology, Ltd.	53,000	33,850
*	Sinwa, Ltd.	89,000	32,789
	SMRT Corp., Ltd.	192,000	213,688
	SP Chemicals, Ltd.	70,000	48,333
	SSH Corp., Ltd.	219,000	55,608
	Starhub, Ltd.	93,710	195,764
*	Straco Corp., Ltd.	150,000	19,478
	Straits Trading Co., Ltd.	81,000	267,608
	Sunningdale Tech, Ltd.	130,000	28,525
	Tat Hong Holdings, Ltd.	79,000	173,101
*	Thakral Corp., Ltd.	793,000	57,694
	Tiong Woon Corp. Holding, Ltd.	33,000	20,697
*	Tuan Sing Holdings, Ltd.	251,000	54,818
	UMS Holdings, Ltd.	86,000	21,400
	Unisteel Technology, Ltd.	33,750	40,096
	United Engineers, Ltd.	46,000	117,989
	United Industrial Corp., Ltd.	309,000	561,698

73

	United Overseas Bank, Ltd.	128,000	1,755,317
#	UOB-Kay Hian Holdings, Ltd.	161,000	242,268
	UOL Group, Ltd.	232,000	727,200
	Venture Corp., Ltd.	89,000	777,406
#	WBL Corp., Ltd.	44,000	120,583
#	Wheelock Properties (S), Ltd.	134,000	200,056
	Wing Tai Holdings, Ltd.	229,100	418,951
	Xpress Holdings, Ltd.	474,000	44,198
	Yellow Pages (Singapore), Ltd.	29,000	20,954
	YHI International, Ltd.	96,000	24,193
*	Zhongguo Jilong, Ltd.	24,675	754
TOTAL COMMON STOCKS			31,290,941

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	3,000	1,036
*	Hotel Plaza, Ltd. Rights 12/19/07	34,500	4,385
*	Jurong Technologies Industrial Corp., Ltd. Rights 12/10/07	49,200	1,529
TOTAL RIGHTS/WARRANTS			6,950

TOTAL — SINGAPORE			31,297,891

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
#	Abengoa SA	9,853	333,022
	Abertis Infraestructuras SA	40,302	1,347,435
#	Acciona SA	6,134	2,082,065
	Acerinox SA	67,049	1,806,876
	Actividades de Construccion y Servicios SA	31,154	2,005,195
	Adolfo Dominguez SA	674	28,976
	Altadis SA	7,544	547,832
#	Amper SA	3,964	65,964
#	Antena 3 de Television SA	12,695	194,522
# *	Avanzit SA	21,000	188,445
*	Azkoyen SA	6,507	68,080
*	Azkoyen SA	260	2,723
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	429,276	10,663,216
#	Banco de Andalucia SA	1,901	200,041
#	Banco de Sabadell SA	202,213	2,350,808
#	Banco de Valencia SA	15,024	871,823
#	Banco Espanol de Credito SA	63,658	1,426,295
#	Banco Guipuzcoano SA	25,291	493,748
#	Banco Pastor SA	38,682	641,093
#	Banco Popular Espanol SA	149,468	2,642,270
	Banco Santander Central Hispano SA	187,310	4,012,881
	Banco Santander SA Sponsored ADR	635,896	13,620,892
#	Bankinter SA	100,968	2,124,111
*	Baron de Ley SA	1,341	99,918
*	Campofrio Alimentacion SA	8,192	123,399
	Cementos Portland Valderrivas SA	3,759	415,881
#	Cia Espanola de Petroleous SA	14,854	1,546,720
#	Cintra Concesiones de Infraestructuras de Transporte SA (B038516)	21,500	343,509
*	Cintra Concesiones de Infraestructuras de Transporte SA (B28Z464)	1,075	17,175

74

	Compania de Distribucion Integral Logista SA	1,223	94,692
	Construcciones y Auxiliar de Ferrocarriles SA	382	170,380
*	Corporacion Dermoestetica	2,300	30,257
# *	Dogi International Fabrics SA	13,276	33,171
	Duro Felguera SA	4,524	59,026
#	Ebro Puleva SA	36,060	706,036
	Electnor SA	2,324	141,660
	Enagas SA	54,486	1,643,528
# *	Ercros SA	396,342	238,506
#	Faes Farma SA	21,083	371,984
	Fomento de Construcciones y Contratas SA	14,066	1,188,205
	Gamesa Corporacion Tecnologica SA	17,856	809,666
	Gas Natural SDG SA	30,124	1,855,021
	Gestevision Telecinco SA	12,729	343,628
#	Grupo Catalana Occidente SA	19,128	681,004
	Grupo Empresarial Ence SA	29,446	360,332
#	Grupo Ferrovial SA	12,874	1,101,207
	Iberdrola SA	184,236	3,036,223
	Iberia Lineas Aereas de Espana SA	117,303	552,703
	Iberpapel Gestion SA	2,175	59,818
	Indra Sistemas SA	27,902	762,165
	Industria de Diseno Textil SA	8,753	608,518
#	La Seda de Barcelona SA	185,792	535,826
	Lingotes Especiales SA	2,224	18,096
	Mapfre SA	62,775	286,487
#	Mecalux SA	2,680	109,514
	Miquel y Costas & Miquel SA	3,860	95,795
	Natra SA	4,183	60,189
# *	Natraceutical SA	27,598	44,330
# *	NH Hoteles SA	23,378	467,792
*	Nicolas Correa SA	4,684	40,353
	Obrascon Huarte Lain SA	9,920	398,882
#	Papeles y Cartones de Europa SA (5496132)	17,563	202,585
*	Papeles y Cartones de Europa SA (B28YKP2)	1,463	16,882
	Pescanova SA	1,890	111,623
	Prim SA	1,600	28,696
*	Prim SA Issue 07	160	2,870
#	Promotora de Informaciones SA	29,541	513,290
	Prosegur Cia de Seguridad SA	6,494	238,647
	Red Electrica de Espana SA	17,496	1,080,940
	Repsol YPF SA	1,793	66,180
#	Repsol YPF SA Sponsored ADR	102,000	3,760,740
#	Sacyr Vallehermoso SA	4,288	189,743
#	Service Point Solutions SA	28,039	126,573
	Sociedad General de Aguas de Barcelona SA Class A	14,117	569,194
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	14,108	72,923
*	Sogecable SA	5,419	192,570
	Sol Melia SA	17,027	284,111
#	SOS Cuetara SA	21,945	453,038
*	Tavex Algodonera SA	7,016	22,190
# *	Tecnocom Telecomunicaciones y Energia SA	6,042	38,764
	Telefonica SA	5,983	200,431
	Telefonica SA Sponsored ADR	42,200	4,248,274
#	Tubacex SA	29,449	309,159
	Tubos Reunidos SA	30,976	245,907

75

	Union Fenosa SA	6,833	473,681
	Unipapel SA	3,730	102,748
	Uralita SA	30,446	298,254
# *	Urbas Guadahermosa SA	8,757	13,353
*	Vertice Trescientos Sesenta Grados SA	17,525	3,846
#	Vidrala SA	4,803	183,765
	Viscofan SA	16,315	380,821
#	Zardoya Otis SA	13,865	442,209
# *	Zeltia SA, Madrid	27,079	274,787

TOTAL — SPAIN			82,318,703

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
*	Acando AB	16,000	34,990
# *	Active Biotech AB	7,800	74,407
	Addtech AB Series B	1,400	26,566
	Alfa Laval AB	10,825	697,885
	Angpanneforeningen AB Series B	5,500	141,747
*	Anoto Group AB	29,000	43,540
	Aros Quality Group AB	5,000	42,024
	Assa Abloy AB Series B	74,539	1,552,051
	Atlas Copco AB Series A	52,500	772,446
	Atlas Copco AB Series B	26,600	364,319
	Axfood AB	4,950	188,414
	Axis Communications AB	6,300	158,224
	B&B Tools AB	6,500	172,035
	Ballingslov International AB	2,700	85,290
	Beijer Alma AB	6,700	71,566
	Bergs Timber AB Series B	4,200	25,691
#	Bilia AB Series A	9,300	145,283
#	Billerud AB	16,700	193,448
*	Biotage AB	16,000	23,694
	Boliden AB	105,040	1,483,211
	Boss Media AB	20,500	43,584
#	Cantena AB	500	8,564
	Cardo AB	8,400	262,288
	Castellum AB	3,600	41,252
*	Cision AB	25,269	75,950
#	Clas Ohlson AB Series B	6,550	159,586
	Cloetta AB Series B	7,700	254,294
	Concordia Maritime AB Series B	8,100	37,967
#	D. Carnegie & Co. AB	23,400	451,468
	Electrolux AB Series B	68,988	1,162,441
	Elekta AB Series B	16,000	271,616
*	Enea Data AB Series B	85,000	33,446
	Eniro AB	63,967	695,480
	Expanda AB	2,400	21,832
	Fabege AB	13,000	147,479
	Fagerhult AB	2,628	62,595
	G & L Beijer AB Series B	1,600	45,910
	Getinge AB	19,200	483,605
	Geveko AB	1,000	19,868
	Gunnebo AB	11,600	131,313
	Haldex AB	10,200	174,370

76

	Hennes & Mauritz AB Series B	14,275	891,399
	HIQ International AB	5,000	27,569
	Hoganas AB Series B	9,000	209,460
#	Holmen AB Series B	24,870	958,012
*	Husqvarna AB Series A	13,310	142,760
	Husqvarna AB Series B	55,700	597,061
*	IBS AB Series B	11,000	25,215
*	Industrial & Financial Systems AB Series B	34,000	33,287
	Intrum Justitia AB	17,800	303,983
	JM AB	27,094	558,467
	Klovern AB	9,100	34,366
	Kungsleden AB	12,300	145,659
*	Kungsleden AB	12,300	22,136
	Lagercrantz Group AB Series B	6,000	28,322
*	LBI International AB	14,600	79,721
	Lennart Wallenstam Byggnads AB Class B	3,300	59,232
#	Lindex AB	8,200	146,750
# *	Lundin Petroleum AB	111,832	1,260,832
	Meda AB Series A	29,025	388,176
*	Medivir Series B	5,800	50,854
*	Metro International SA SDR Series A	1,610	1,302
*	Metro International SA SDR Series B	3,220	2,682
# *	Micronic Laser Systems AB	11,536	79,520
	Modern Times Group AB Series B	5,875	384,499
	Munters AB	12,950	154,970
	NCC AB Series B	22,700	474,552
*	Net Insight AB Series B	50,000	40,682
	New Wave Group AB Series B	17,600	200,080
#	NIBE Industrier AB	9,500	99,191
	Nobia AB	29,900	278,948
	Nolato AB Series B	7,586	60,987
	Nordea Bank AB	296,989	4,990,051
	OEM International AB Series B	3,000	19,794
	OMX AB	14,400	601,037
	ORC Software AB	1,800	41,932
	Partnertech AB	1,500	9,291
	Peab AB Series B	26,400	265,730
*	Peab Industri AB	13,200	99,775
*	Proffice AB	13,600	34,770
#	Q-Med AB	8,300	108,166
*	RaySearch Laboratories AB	1,000	30,022
*	Readsoft AB Series B	7,000	16,198
	Rederi AB Transatlantic Series B	10,302	72,478
	rnb Retail and Brands AB	23,400	220,070
	Rorvik Timber AB	4,300	39,084
	Sandvik AB	55,400	1,003,282
	Scania AB Series A	6,000	160,126
	Scania AB Series B	26,400	660,079
	Securitas AB Series B	75,600	1,032,310
*	Securitas Direct AB Series B	11,000	46,529
	Securitas Systems AB Series B	11,000	34,698
*	Semcon AB	3,200	40,033
*	Sintercast AB	2,200	48,917
	Skandinaviska Enskilda Banken AB Series A	95,000	2,655,697
	Skanditek Industrifoervaltnings AB	9,000	33,802

77

	Skanska AB Series B	136,600	2,653,578
	SKF AB Series A	6,800	120,038
	SKF AB Series B	88,500	1,561,141
	Skistar AB	6,000	103,420
	SSAB Svenskt Stal AB Series A	34,900	957,974
	SSAB Svenskt Stal AB Series B	14,600	364,367
	Studsvik AB	1,000	29,098
	Svenska Cellulosa AB Series B	145,137	2,589,093
	Svenska Handelsbanken AB Series A	136,900	4,353,630
*	SWECO AB Series B	7,985	70,034
*	Swedbank AB Series A	73,866	2,380,996
	Swedish Match AB (Frueher Svenska Taendsticks AB)	30,400	701,827
	Tele2 AB Series B	119,444	2,726,030
*	Teleca AB Series B	13,800	31,977
	Telefonaktiebolaget LM Erricson Sponsored ADR	147,780	3,614,699
*	Telelogic AB	55,000	153,146
	TeliaSonera AB	432,842	4,136,250
	Trelleborg AB Series B	34,000	757,569
*	Vitrolife AB	6,000	32,407
	Volvo AB Series A	61,718	1,047,251
	Volvo AB Series B	70,100	1,194,184
	Volvo AB Sponsored ADR	71,500	1,218,360
*	Wedins Skor & Accessoarer AB	30,000	33,087

TOTAL — SWEDEN			61,716,440

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
#	A. Hiestad Holding AG	122	296,561
	ABB, Ltd.	88,259	2,597,275
	ABB, Ltd. Sponsored ADR	51,600	1,516,008
*	Actelion, Ltd.	12,457	551,479
	Adecco SA	61,657	3,437,931
	Adecco SA ADR	12,700	177,443
*	Advanced Digital Broadcast Holdings SA	454	13,599
	AFG Arbonia-Forster Holding AG	472	163,921
	Allreal Holding AG	2,291	262,278
	Also Holding AG	635	36,105
*	Ascom Holding AG	5,114	56,491
	Bachem Holdings AG	1,294	109,700
	Baloise-Holding AG	22,371	2,162,263
	Bank Coop AG	1,116	74,583
	Bank Sarasin & Cie Series B	201	957,178
	Banque Cantonale de Geneve	421	105,352
	Banque Cantonale Vaudoise	1,417	665,946
	Banque Privee Edmond de Rothschild SA	8	266,717
	Barry Callebaut AG	862	672,118
*	Basilea Pharmaceutica AG	1,029	178,411
	Belimo Holdings AG	136	159,479
	Bellevue Group AG	2,953	225,160
	Berner Kantonalbank	955	180,947
	BKW FMB Energie AG	4,204	501,122
	Bobst Group AG	3,950	272,571
	Bossard Holding AG	422	31,509
	Bucher Industries AG	3,043	754,017

78

*	Card Guard AG	3,538	19,333
	Carlo Gavazzi Holding AG	209	50,247
	Charles Voegele Holding AG	2,773	240,307
	Ciba Specialty Chemicals AG	19,487	882,176
*	Cicor Technologies	371	26,246
	Clariant AG	72,486	640,202
	Compagnie Financiere Richemont AG Series A	110,457	7,591,957
	Conzzeta Holdings AG	112	237,931
	Credit Suisse Group	19,180	1,158,923
	Credit Suisse Group Sponsored ADR	182,615	11,015,337
*	Cytos Biotechnology AG	404	29,731
	Daetwyler Holding AG	2,200	149,862
	Dottikon ES Holding AG	89	20,654
*	Dufry Group	3,401	331,196
*	Efg International	20,079	817,154
	Eichhof Holding AG	34	60,683
	Emmi AG	576	86,158
	Ems-Chemie Holding AG	4,224	614,952
	Energiedienst Holding AG	500	270,012
	Feintol International Holding AG	127	37,485
	Flughafen Zuerich AG	1,786	709,948
	Forbo Holding AG	790	475,166
	Galenica Holding AG	953	517,916
	Geberit AG	3,130	430,262
	George Fisher AG	1,835	1,209,040
	Givaudan SA	2,970	2,860,347
	Gurit Holding AG	150	115,952
	Helvetia Holding AG	1,906	641,176
	Holcim, Ltd.	57,886	6,229,900
	Implenia AG	1,760	54,158
	Industrieholding Cham AG	213	84,719
	Interroll-Holding SA	144	71,571
	Intershop Holding AG	192	53,251
	Jemoli Holdings AG	198	480,860
	Julius Baer Holdings, Ltd. AG	47,323	4,004,683
	Kaba Holding AG	206	65,562
*	Kardex AG	629	36,086
	Komax Holding AG	723	113,879
#	Kudelski SA	6,423	111,192
	Kuehne & Nagel International AG	6,798	699,371
	Kuoni Reisen Holding AG	1,374	726,882
	Lem Holdings SA	157	43,344
	Lindt & Spruengli AG	15	505,488
*	Logitech International SA	22,102	752,444
	Lonza Group AG	20,716	2,420,169
	Luzerner Kantonalbank	961	219,459
	Medisize Holding AG	270	18,126
*	Micronas Semiconductor Holding AG	2,227	21,127
*	Mikron Holding AG	4,509	50,095
	Mobilezone Holding AG	6,928	45,928
	Nestle SA	41,340	19,876,489
	Nobel Biocare Holding AG	2,025	575,883
	Novartis AG	879	49,850
	Novartis AG ADR	202,302	11,434,109
# *	Oerlikon Corp.	1,286	591,717

79

	Orell Fuessli Holding AG	367	67,624
*	Panalpina Welttransport Holding AG	2,965	537,767
	Phoenix Mecano AG	281	130,146
*	Precious Woods Holding AG	1,080	113,379
	PSP Swiss Property AG	3,701	189,841
	PubliGroupe SA	586	194,354
	Rieters Holdings AG	1,884	936,711
	Roche Holding AG Bearer	4,738	987,089
	Roche Holding AG Genusschein	35,080	6,699,223
	Romande Energie Holding SA	201	355,083
# *	Schaffner Holding AG	141	30,818
	Schindler Holding AG	5,183	323,978
#	Schulthess Group AG	1,050	117,955
	Schweiter Technology AG	233	77,666
	Schweizerhall Holding AG	531	78,774
	Schweizerische National Versicherungs Gesellschaft	219	151,974
	SEZ Holding AG	2,250	45,358
	SGS SA	595	741,768
	SIA Abrasives Holding AG	214	76,124
	Siegfried Holding AG	1,010	163,873
	Sika AG	511	951,698
	Societe Generale d’Affichage	652	139,300
#	Sonova Holding AG	6,581	703,841
	St. Galler Kantonalbank	727	307,863
	Straumann Holding AG	1,080	304,997
	Sulzer AG	1,090	1,648,064
	Swatch Group AG	5,834	1,637,204
	Swiss Life Holding	14,484	4,078,668
	Swiss Prime Site AG	1,550	82,506
	Swiss Re	96,299	7,145,551
	Swisscom AG	1,379	524,859
	Swisscom AG Sponsored ADR	5,100	194,234
*	Swisslog Holding AG	68,659	93,035
	Swissquote Group Holding SA	2,141	135,863
	Syngenta AG ADR	105,098	5,207,606
	Tamedia AG	1,352	179,918
	Tecan Group AG	2,889	179,809
*	Temenos Group AG	10,430	252,090
	The Swatch Group AG	19,030	1,043,754
*	Tornos SA	4,020	63,928
	UBS AG	117,342	5,943,525
	UBS AG ADR	21,800	1,100,464
*	UMS Schweizerische Metallwerke Holding AG	1,516	34,302
	Valartis Group AG	1,076	76,081
	Valiant Holding AG	5,453	852,189
	Valora Holding AG	638	162,411
	Vaudoise Assurances Holdings SA	220	33,885
*	Von Roll Holding AG	18,963	145,495
	Vontobel Holdings AG	9,487	465,572
	Walliser Kantonalbank	73	31,060
	WMH Walter Meier Holding AG	589	127,657
	Zehnder Holding AG	92	150,654
	Zuger Kantonalbank	20	58,496
	Zurich Financial SVCS AG	38,352	11,177,367
TOTAL COMMON STOCKS			154,256,310

80

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 11/09/07	18,963	7,535

TOTAL — SWITZERLAND			154,263,845

UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
	A & J Mucklow Group P.L.C.	3,971	23,811
	Abacus Group P.L.C.	16,350	25,504
	Abbot Group P.L.C.	73,683	498,909
	Aberdeen Asset Management P.L.C.	276,301	952,207
	Acal P.L.C.	6,247	25,666
*	Acambis P.L.C.	41,372	112,552
	Admiral Group P.L.C.	22,509	482,126
*	AEA Technology P.L.C.	27,704	59,328
	Aegis Group P.L.C.	152,691	349,478
	Aga Foodservice Group P.L.C.	56,561	436,373
	Aggreko P.L.C.	40,872	425,850
	Alba P.L.C.	6,399	13,319
	Alexandra P.L.C.	9,456	19,086
	Alexon Group P.L.C.	6,447	16,963
	Alfred McAlpine P.L.C.	39,911	429,774
*	Alizyme P.L.C.	42,517	67,701
#	Alliance & Leicester P.L.C.	76,823	1,151,456
*	Alphameric P.L.C.	15,132	8,485
	Alumasc Group P.L.C.	8,807	39,143
	Amec P.L.C.	78,147	1,233,000
	Amlin P.L.C.	251,442	1,596,438
	Anglo American P.L.C.	142,644	9,611,563
	Anglo Pacific Group P.L.C.	35,779	129,552
	Anglo-Eastern Plantations P.L.C.	5,528	43,606
	Anite P.L.C.	87,747	78,553
*	Antisoma P.L.C.	99,815	61,286
	Antofagasta P.L.C.	36,286	568,955
*	ARC International P.L.C.	46,290	34,685
	Arena Leisure P.L.C.	52,926	59,054
*	Ark Therapeutics Group P.L.C.	41,890	86,360
	ARM Holdings P.L.C.	12,223	33,386
	ARM Holdings P.L.C. Sponsored ADR	149,780	1,232,689
	Arriva P.L.C.	87,242	1,463,600
	Ashtead Group P.L.C.	167,455	261,799
	Associated British Foods P.L.C.	118,034	2,151,414
	AstraZeneca P.L.C. Sponsored ADR	25,600	1,212,928
	Atkins WS P.L.C.	30,711	762,990
*	Autonomy Corp. P.L.C.	48,776	799,862
	Aveva Group P.L.C.	10,654	207,062
*	Avis Europe P.L.C.	78,921	46,697
	Aviva P.L.C.	543,098	7,609,182
	Avon Rubber P.L.C.	8,371	28,342
*	Axis-Shield P.L.C.	14,681	79,318
	Axon Group P.L.C.	6,761	79,855
	Babcock International Group P.L.C.	37,540	454,923
	BAE Systems P.L.C.	624,965	5,908,176

81

	Balfour Beatty P.L.C.	127,278	1,278,667
	Barclays P.L.C.	35,698	412,618
	Barclays P.L.C. Sponsored ADR	243,400	11,284,024
	Barr (A.G.) P.L.C.	4,049	97,348
	Barratt Developments P.L.C.	80,835	771,867
	BBA Aviation P.L.C.	178,479	800,938
	Beazley Group P.L.C.	170,190	576,217
	Bellway P.L.C.	31,335	624,932
	Benfield Group, Ltd. P.L.C.	43,946	274,813
	BG Group P.L.C.	9,796	205,124
	BG Group P.L.C. Sponsored ADR	27,600	2,888,536
	BHP Billiton P.L.C.	15,780	521,280
#	BHP Billiton P.L.C. ADR	78,900	5,267,364
	Biffa P.L.C.	26,553	176,252
*	Biocompatibles International P.L.C.	5,510	16,105
#	Blacks Leisure Group P.L.C.	12,299	56,985
*	Blinkx P.L.C.	37,691	17,026
	Bloomsbury Publishing P.L.C.	9,538	23,526
	Bodycote International P.L.C.	150,422	766,361
	Bovis Homes Group P.L.C.	35,383	459,707
	BP P.L.C.	81,196	984,649
	BP P.L.C. Sponsored ADR	318,500	23,167,690
	BPP Holdings P.L.C.	8,640	131,094
#	Bradford & Bingley P.L.C.	259,051	1,601,749
	Braemar Shipping Services P.L.C.	7,299	64,473
	Brambles, Ltd.	11,454	121,284
	Brammer P.L.C.	16,892	78,486
	Brewin Dolphin Holdings P.L.C.	64,913	227,977
	Brit Insurance Holdings P.L.C.	150,983	796,332
*	British Airways P.L.C.	22,545	158,018
*	British Airways P.L.C. Sponsored ADR	6,100	428,010
	British American Tobacco P.L.C.	5,648	219,363
	British American Tobacco P.L.C. Sponsored ADR	17,400	1,367,640
	British Energy Group P.L.C.	70,490	756,147
	British Polythene Industries P.L.C.	10,610	60,144
	British Sky Broadcasting Group P.L.C.	20,913	268,789
	British Sky Broadcasting Group P.L.C. Sponsored ADR	11,200	573,664
*	Britvic P.L.C.	29,131	207,466
	BSS Group P.L.C.	42,615	389,450
	BT Group P.L.C. Sponsored ADR	34,200	2,013,354
*	BTG P.L.C.	14,451	30,706
	Bunzl P.L.C.	46,837	689,075
	Burberry Group P.L.C.	52,728	622,910
	Burren Energy P.L.C.	33,951	871,293
	Business Post Group P.L.C.	5,644	32,439
	Cable and Wireless P.L.C.	492,853	1,906,809
	Cadbury Schweppes P.L.C.	6,974	89,400
	Cadbury Schweppes P.L.C. Sponsored ADR	43,900	2,263,923
*	Cairn Energy P.L.C.	28,428	1,372,573
	Capita Group PLC	33,424	509,461
	Capital & Regional P.L.C.	18,710	210,921
	Carclo P.L.C.	21,066	41,782
	Care UK P.L.C.	9,924	87,971
	Carillion P.L.C.	121,972	926,611
	Carnival P.L.C.	34,845	1,520,402

82

	Carnival P.L.C. ADR	13,424	588,240
	Carpetright P.L.C.	3,979	87,215
#	Carphone Warehouse Group P.L.C.	92,892	698,487
	Carr’s Milling Industries P.L.C.	2,672	30,369
	Carter & Carter Group P.L.C.	3,084	5,231
	Castings P.L.C.	5,760	34,317
	Catlin Group, Ltd.	8,692	74,973
	Centaur Media P.L.C.	44,800	87,555
	Centrica P.L.C.	228,494	1,708,303
	Charles Stanley Group P.L.C.	4,542	24,297
	Charles Taylor Consulting P.L.C.	7,751	50,746
*	Charter P.L.C.	36,815	653,020
	Chemring Group P.L.C.	5,957	262,076
	Chime Communications P.L.C.	88,176	62,567
	Chloride Group P.L.C.	41,012	157,466
	Christian Salvesen P.L.C.	20,498	38,493
	Chrysalis Group P.L.C.	11,808	26,730
	Clarkson P.L.C.	1,797	40,051
	Clinton Cards P.L.C.	51,464	62,889
	Close Brothers Group P.L.C.	42,122	779,971
*	CLS Holdings P.L.C.	3,021	24,892
	Cobham P.L.C.	272,446	1,165,260
	Collins Stewart P.L.C.	33,896	120,354
*	Colt Telecom Group SA	18,686	70,014
	Communisis P.L.C.	57,644	84,051
	Compass Group P.L.C.	373,509	2,446,962
	Computacenter P.L.C.	23,118	79,719
	Consort Medical P.L.C.	4,034	51,000
	Cookson Group P.L.C.	77,585	1,189,347
	Corin Group P.L.C.	3,868	47,629
*	Corporate Services Group P.L.C.	237,219	9,331
*	Costain Group P.L.C.	69,972	38,488
	Cranswick P.L.C.	17,609	286,014
	Creston P.L.C.	18,283	33,857
	Croda International P.L.C.	31,321	374,680
*	CSR P.L.C.	46,429	607,428
	Daejan Holdings P.L.C.	1,617	104,590
	Daily Mail & General Trust P.L.C. Series A	27,666	316,265
	Dairy Crest Group P.L.C.	57,203	704,192
*	Dana Petroleum P.L.C.	34,868	948,767
	Davis Service Group P.L.C.	81,007	880,303
	Dawson Holdings P.L.C.	29,101	61,656
	De La Rue P.L.C.	23,539	421,949
	Dechra Pharmaceuticals P.L.C.	5,336	36,741
	Delta P.L.C.	58,827	137,552
	Detica Group P.L.C.	12,630	59,691
	Development Securities P.L.C.	17,406	145,966
	Devro P.L.C.	25,742	45,414
	Diageo P.L.C. Sponsored ADR	17,700	1,603,266
	Dicom Group P.L.C.	13,747	53,728
	Dignity P.L.C.	13,011	211,876
	Diploma P.L.C.	9,813	191,687
	Domino Printing Sciences P.L.C.	33,529	182,746
	Drax Group P.L.C.	71,712	1,005,121
	DS Smith P.L.C.	192,138	829,231

83

	DSG International P.L.C.	847,308	1,962,071
	DTZ Holdings P.L.C.	3,558	23,864
	Dyson Group P.L.C.	3,999	14,797
	E2V Technologies P.L.C.	11,430	65,736
*	easyJet P.L.C.	167,930	1,943,817
	Electrocomponents P.L.C.	148,505	675,517
	Elementis P.L.C.	191,830	331,468
	Emap P.L.C.	25,140	429,734
*	Emerald Energy P.L.C.	8,417	34,641
	Ennstone P.L.C.	131,181	98,546
	Enodis P.L.C.	128,406	454,818
	Enterprise Inns P.L.C.	201,851	2,207,634
*	Entertainment Rights P.L.C.	75,572	27,935
	Erinaceous Group P.L.C.	16,996	2,957
	Euromoney Institutional Investor P.L.C.	25,384	211,101
	Evolution Group P.L.C.	44,357	96,514
	Experian Group, Ltd.	67,179	586,865
	Expro International Group P.L.C.	34,343	716,151
	F&C Asset Management P.L.C.	241,610	1,002,757
	Fenner P.L.C.	54,725	265,899
	Fiberweb P.L.C.	12,365	9,978
	Fidessa Group P.L.C.	6,207	122,292
	Filtrona P.L.C.	78,812	360,880
*	Filtronic P.L.C.	29,188	104,667
	Findel P.L.C.	25,236	317,933
	Firstgroup P.L.C.	57,911	844,029
	FKI P.L.C.	200,352	318,466
	Forth Ports P.L.C.	14,623	547,160
*	Fortune Oil P.L.C.	347,801	55,591
	Foseco P.L.C.	26,171	148,865
	French Connection Group P.L.C.	16,801	37,917
	Friends Provident P.L.C.	238,650	768,157
	Fuller Smith &Turner P.L.C.	9,160	116,836
	Future P.L.C.	95,883	66,254
	G4S P.L.C.	463,703	2,079,022
*	Galiform P.L.C.	151,658	291,257
	Galliford Try P.L.C.	130,236	338,855
	Game Group P.L.C.	106,725	432,382
	Games Workshop Group P.L.C.	7,668	31,201
	GCAP Media P.L.C.	77,426	202,780
	GKN P.L.C.	308,743	2,030,463
	GlaxoSmithKline P.L.C. Sponsored ADR	73,800	3,887,784
	Go-Ahead Group P.L.C.	7,587	385,750
	Goldshield Group P.L.C.	12,229	63,251
	Grainger P.L.C.	9,661	74,250
	Greene King P.L.C.	66,076	1,111,657
	Greggs P.L.C.	2,539	248,844
*	Gresham Computing P.L.C.	10,000	14,014
	Guinness Peat Group P.L.C.	42,942	56,595
*	Gyrus Group P.L.C.	70,955	884,322
	Halfords Group P.L.C.	70,885	453,051
	Halma P.L.C.	127,428	561,395
	Hampson Industries P.L.C.	28,012	96,510
	Hardy Underwriting Group P.L.C.	11,789	67,807
	Harvey Nash Group P.L.C.	28,747	32,885

84

	Havelock Europa P.L.C.	13,179	29,931
	Hays P.L.C.	177,968	465,463
	HBOS P.L.C.	429,224	7,037,275
	Headlam Group P.L.C.	30,503	309,053
	Helical Bar P.L.C.	37,821	294,417
#	Helphire P.L.C.	42,719	331,010
	Henderson Group P.L.C.	315,804	933,106
	Henry Boot P.L.C.	43,832	154,297
*	Heywood Williams Group P.L.C.	30,224	32,529
	Highway Insurance Holdings P.L.C.	65,306	96,727
	Hikma Pharmaceuticals P.L.C.	41,499	402,472
	Hill & Smith Holdings P.L.C.	20,388	139,664
	Hiscox, Ltd.	74,310	407,873
	HMV Group P.L.C.	120,616	280,541
	Holidaybreak P.L.C.	7,144	97,925
	Home Retail Group	254,151	1,811,746
	Homeserve P.L.C.	7,763	284,113
	Hornby P.L.C.	7,091	36,873
	HSBC Holdings P.L.C.	29,126	497,994
	HSBC Holdings P.L.C. Sponsored ADR	343,172	29,341,206
	Hunting P.L.C.	28,509	410,869
	Huntsworth P.L.C.	57,182	94,418
	Hyder Consulting P.L.C.	3,979	39,180
	ICAP P.L.C.	106,902	1,515,445
	IG Group Holdings P.L.C.	49,120	412,786
*	Imagination Technologies Group P.L.C.	33,554	75,323
	IMI P.L.C.	109,716	1,019,264
	Imperial Chemical Industries P.L.C.	59,376	812,589
	Imperial Tobacco Group P.L.C.	4,964	256,681
	Imperial Tobacco Group P.L.C. ADR	17,100	1,773,441
	Inchcape P.L.C.	148,494	1,252,465
	Informa P.L.C.	176,010	1,604,558
	Inmarsat P.L.C.	63,789	623,072
*	Innovation Group P.L.C.	178,483	112,755
*	Instore P.L.C.	12,812	2,094
*	Intec Telecom Systems P.L.C.	84,577	69,611
	Intercontinental Hotels Group P.L.C.	7,196	137,806
	Intercontinental Hotels Group P.L.C. ADR	18,579	356,345
	Intermediate Capital Group P.L.C.	31,891	1,186,148
	International Power P.L.C.	384,778	3,692,844
	Interserve P.L.C.	40,867	396,081
	Intertek Group P.L.C.	25,040	465,537
*	Invensys P.L.C.	143,817	736,021
	Invesco P.L.C.	7,491	96,805
	Invesco P.L.C. Sponsored ADR	111,496	2,926,770
*	Investec P.L.C.	4,094	43,801
	ITE Group P.L.C.	38,841	136,113
	ITV P.L.C.	1,042,771	1,835,063
	J.D. Wetherspoon P.L.C.	20,187	165,838
	James Fisher & Sons P.L.C.	15,202	194,384
	Jardine Lloyd Thompson Group P.L.C.	37,177	273,166
	JJB Sports P.L.C.	73,871	210,696
	JKX Oil and Gas P.L.C.	37,487	286,892
	John David Group P.L.C.	4,444	36,211
	John Menzies P.L.C.	5,585	60,926

85

	John Wood Group P.L.C.	111,903	944,392
	Johnson Matthey P.L.C.	56,052	1,987,776
	Johnson Service Group P.L.C.	19,344	23,451
	Johnston Press P.L.C.	114,250	628,335
	Kazakhmys P.L.C.	41,238	1,136,764
	Kcom Group P.L.C.	219,720	252,575
	Kelda Group P.L.C.	71,933	1,593,045
	Keller Group P.L.C.	22,894	383,444
	Kesa Electricals P.L.C.	157,727	765,947
	Kewill Systems P.L.C.	29,349	54,649
	Kier Group P.L.C.	12,026	396,237
	Kiln, Ltd.	109,960	238,443
	Kingfisher P.L.C.	537,242	1,681,956
	Ladbrokes P.L.C.	115,925	733,512
	Laird Group P.L.C.	78,444	945,039
	Land of Leather Holdings P.L.C.	11,260	42,731
	Laura Ashley Holdings P.L.C.	143,535	75,540
	Lavendon Group P.L.C.	13,082	135,619
	Legal and General Group P.L.C.	1,719,204	4,582,916
	Liontrust Asset Management P.L.C.	4,633	31,431
	Lloyds TSB Group P.L.C.	53,435	544,152
	Lloyds TSB Group P.L.C. Sponsored ADR	156,694	6,389,981
	LogicaCMG P.L.C.	655,380	1,669,996
	London Scottish Bank P.L.C.	18,454	29,788
	London Stock Exchange Group P.L.C.	24,199	885,562
	Lonmin P.L.C.	8,647	577,918
	Lookers P.L.C.	42,703	112,396
	Low & Bonar P.L.C.	17,518	41,176
	Luminar Group Holdings P.L.C.	27,945	301,076
	Man Group P.L.C.	127,063	1,453,713
	Management Consulting Group P.L.C.	148,793	97,898
	Manganese Bronze Holdings P.L.C.	3,904	48,188
	Marks & Spencer Group P.L.C.	103,014	1,235,164
	Marshalls P.L.C.	66,630	397,296
	Marston’s P.L.C.	92,611	639,151
*	Marylebone Warwick Balfour Group P.L.C.	11,236	57,712
	Mcbride P.L.C.	43,865	142,107
	McKay Securities P.L.C.	2,290	14,164
	Meggitt P.L.C.	321,956	2,058,500
	Melrose Resources P.L.C.	21,590	146,444
	Metalrax Group P.L.C.	22,274	8,701
*	Mice Group P.L.C.	47,374	5,844
	Michael Page International P.L.C.	49,994	336,067
	Micro Focus International P.L.C.	22,190	127,763
	Millennium and Copthorne Hotels P.L.C.	87,072	832,205
*	Minerva P.L.C.	38,578	126,253
	Misys P.L.C.	147,411	608,454
	Mitchells & Butlers P.L.C.	136,436	1,617,356
	Mitie Group P.L.C.	101,936	576,827
	MJ Gleeson Group P.L.C.	16,223	116,767
	Mondi P.L.C.	24,263	192,986
*	Monitise P.L.C.	15,787	4,779
	Morgan Crucible Co. P.L.C.	67,740	364,132
	Morgan Sindall P.L.C.	12,765	317,130
*	Morse P.L.C.	47,700	67,126

86

	Mothercare P.L.C.	42,133	302,890
	Mouchel Parkman P.L.C.	21,582	195,852
	MTL Instruments Group P.L.C.	3,504	42,493
	N Brown Group P.L.C.	57,200	290,504
	National Express Group P.L.C.	31,538	767,636
	National Grid P.L.C.	12,791	215,625
	National Grid P.L.C. Sponsored ADR	15,600	1,318,044
*	nCipher P.L.C.	6,060	30,704
	Nestor Healthcare Group P.L.C.	19,613	13,598
	Next P.L.C.	13,951	499,020
*	Nord Anglia Education P.L.C.	16,075	85,085
	Northern Foods P.L.C.	166,617	325,956
#	Northern Rock P.L.C.	42,509	103,192
	Northgate Information Solutions P.L.C.	257,592	349,617
	Northgate P.L.C.	32,149	493,263
	Northumbrian Water Group P.L.C.	114,207	822,984
*	Novae Group P.L.C.	283,332	186,332
	NSB Retail Systems P.L.C.	135,526	60,414
	Old Mutual P.L.C.	1,575,722	5,457,155
	OPD Group P.L.C.	5,158	21,762
*	Oxford Biomedica P.L.C.	45,413	20,533
	Oxford Instruments P.L.C.	21,584	89,650
*	Pace Micro Technology P.L.C.	34,362	67,278
	PayPoint P.L.C.	9,427	127,173
	Pearson P.L.C.	16,449	252,714
	Pearson P.L.C. Sponsored ADR	193,015	2,972,431
	Pendragon P.L.C.	178,706	142,457
	Pennon Group P.L.C.	70,820	983,356
	Persimmon P.L.C.	46,706	765,880
	Phoenix IT Group, Ltd.	5,850	37,525
	Photo-Me International P.L.C.	11,337	9,333
	Pinewood Shepperton P.L.C.	14,810	73,453
*	Pinnacle Staffing Group P.L.C.	15,255	1,412
	Premier Farnell P.L.C.	91,981	268,744
	Premier Foods P.L.C.	69,120	283,871
*	Premier Oil P.L.C.	21,340	569,261
*	Protherics P.L.C.	27,920	31,525
	Provident Financial P.L.C.	56,923	1,023,915
#	Prudential P.L.C.	56,341	785,453
	Prudential P.L.C. ADR	88,938	2,486,706
	Psion P.L.C.	23,515	47,005
	Punch Taverns P.L.C.	92,234	1,556,810
	PZ Cussons P.L.C.	99,264	443,247
	R.E.A. Holdings P.L.C.	3,989	40,544
	Rank Group P.L.C.	30,312	62,564
	Rathbone Brothers P.L.C.	16,098	364,856
	Raymarine P.L.C.	10,990	48,145
*	Reckitt Benckiser Group P.L.C.	17,774	1,054,981
	Redrow P.L.C.	40,888	294,531
	Reed Elsevier P.L.C.	8,601	108,038
	Reed Elsevier P.L.C. Sponsored ADR	16,300	818,749
*	Regent Inns P.L.C.	16,761	14,743
	Regus Group P.L.C.	96,975	163,537
	Renishaw P.L.C.	26,547	349,353
*	Renold P.L.C.	19,266	37,191

87

	Rensburg Sheppards P.L.C.	7,988	100,587
	Rentokil Initial P.L.C.	325,920	1,008,733
	Resolution P.L.C.	132,398	1,925,956
	Restaurant Group P.L.C.	25,649	114,864
	Reuters Group P.L.C.	12,581	155,047
	Reuters Group P.L.C. Sponsored ADR	4,413	330,534
	Rexam P.L.C.	278,907	2,789,845
	Ricardo P.L.C.	17,674	109,986
	Rio Tinto P.L.C.	2,961	343,900
	Rio Tinto P.L.C. Sponsored ADR	5,700	2,664,636
	RM P.L.C.	13,865	56,989
	Robert Walters P.L.C.	13,001	46,245
	Robert Wiseman Dairies P.L.C.	9,458	98,268
	ROK P.L.C.	53,894	147,275
*	Rolls-Royce Group P.L.C. (3283648)	340,755	3,700,015
*	Rolls-Royce Group P.L.C. (B27Y7Y1)	13,766,502	28,303
	Rolls-Royce Group P.L.C. Class B	2,131	5
	Rotork P.L.C.	15,306	309,379
	Royal & Sun Alliance Insurance Group P.L.C.	867,467	2,645,577
	Royal Bank of Scotland Group P.L.C.	1,106,020	10,443,287
	Royal Dutch Shell P.L.C. ADR	127,037	10,244,264
	Royal Dutch Shell P.L.C. Series B	111,150	4,468,200
	RPC Group P.L.C.	41,839	199,853
	RPS Group P.L.C.	71,516	443,690
	S&U P.L.C.	2,614	22,909
	SABmiller P.L.C.	172,221	4,897,295
	Sage Group P.L.C.	447,871	1,984,323
	Sainsbury (J.) P.L.C.	219,797	1,986,276
	Savills P.L.C.	27,500	178,835
	Schroders P.L.C.	35,852	985,224
	Schroders P.L.C. Non-Voting	19,101	460,904
*	SCI Entertainment Group P.L.C.	24,697	123,344
	Scottish & Newcastle P.L.C.	233,810	3,585,512
	Scottish & Southern Energy P.L.C.	52,905	1,729,064
*	SDL P.L.C.	36,955	213,051
	Senior P.L.C.	130,863	298,496
	Serco Group P.L.C.	76,979	752,445
	Severfield-Rowen P.L.C.	18,056	187,658
	Severn Trent P.L.C.	30,201	972,390
	Shanks Group P.L.C.	100,112	451,916
	Shire P.L.C.	2,251	53,420
	Shire P.L.C. ADR	11,800	837,210
	Shore Capital Group P.L.C.	54,257	50,412
	SIG P.L.C.	23,143	411,266
	Signet Group P.L.C.	83,528	107,495
	Signet Group P.L.C. Sponsored ADR	30,900	400,464
*	Skyepharma P.L.C.	205,737	55,000
*	SkyePharma P.L.C. Sponsored ADR	800	2,138
	SMG P.L.C.	57,704	14,814
	Smith & Nephew P.L.C.	7,085	84,568
	Smith & Nephew P.L.C. Sponsored ADR	11,000	657,470
	Smiths Group P.L.C.	82,361	1,807,049
	Smiths News P.L.C.	16,841	38,583
*	Soco International P.L.C.	12,383	591,755
	Spectris P.L.C.	40,549	639,399

88

	Speedy Hire P.L.C.	15,855	279,277
	Spirax-Sarco Engineering P.L.C.	24,140	477,446
*	Spirent Communications P.L.C.	148,286	192,840
*	Spirent Communications P.L.C. Sponsored ADR	25,100	130,570
*	Sportech P.L.C.	441,565	92,972
	Spring Group P.L.C.	46,963	44,976
	SSL International P.L.C.	33,748	349,302
	St Ives Group P.L.C.	34,165	175,424
	ST Modwen Properties P.L.C.	39,652	345,332
	St. Jame’s Place P.L.C.	37,317	233,221
	Stagecoach Group P.L.C.	177,839	902,675
	Standard Chartered P.L.C.	145,861	5,737,002
	Sthree P.L.C.	18,969	76,306
	T. Clarke P.L.C.	11,227	41,827
	Tate & Lyle P.L.C.	186,635	1,728,477
	Taylor Nelson Sofres P.L.C.	72,835	301,243
	Taylor Wimpey P.L.C.	299,504	1,266,742
	TDG P.L.C.	26,462	113,779
	Ted Baker P.L.C.	3,510	38,342
	Telecom Plus P.L.C.	23,457	88,826
	Tesco P.L.C.	849,341	8,367,462
*	The 600 Group P.L.C.	28,563	30,403
	The Vitec Group P.L.C.	9,203	108,260
	The Weir Group P.L.C.	68,705	1,104,449
*	Thomas Cook Group P.L.C.	55,220	300,128
	Thorntons P.L.C.	23,004	84,167
*	THUS Group P.L.C.	29,989	83,458
	Tomkins P.L.C.	14,460	58,104
	Tomkins P.L.C. Sponsored ADR	104,000	1,656,720
	Topps Tiles P.L.C.	36,015	120,229
	Town Centre Securities P.L.C.	9,853	71,423
*	Tradus P.L.C.	3,442	120,177
*	Trafficmaster P.L.C.	25,933	26,418
	Travis Perkins P.L.C.	46,797	1,278,800
	Tribal Group P.L.C.	22,052	55,353
	Trifast P.L.C.	29,862	40,201
	Trinity Mirror P.L.C.	116,276	808,855
	TT electronics P.L.C.	35,819	95,524
*	TUI Travel PLC	94,696	534,904
	Tullett Prebon P.L.C.	33,896	330,405
	Tullow Oil P.L.C.	67,149	926,761
*	UK Coal P.L.C.	55,005	479,945
	Ultra Electronics Holdings P.L.C.	11,490	280,130
	Umeco P.L.C.	13,488	167,858
	Unilever P.L.C.	18,251	667,685
	Unilever P.L.C. Sponsored ADR	122,000	4,451,780
	Uniq P.L.C.	12,866	54,369
	Unite Group P.L.C.	5,289	44,468
	United Business Media P.L.C.	74,459	977,627
	United Utilities P.L.C.	28,418	437,925
	United Utilities P.L.C. Sponsored ADR	14,200	437,956
	UTV Media P.L.C.	15,075	83,117
*	Vanco P.L.C.	7,281	25,732
	Vedanta Resources P.L.C.	11,940	565,193
	Vega Group P.L.C.	9,905	55,256

89

	Venture Production P.L.C.	37,920	619,974
*	Vernalis P.L.C.	58,280	11,806
	Victrex P.L.C.	15,066	211,739
	Vislink P.L.C.	17,205	18,402
	Vodafone Group P.L.C.	819,694	3,067,419
	Vodafone Group P.L.C. Sponsered ADR	708,731	26,400,230
*	Volex Group P.L.C.	13,778	39,812
	Vp P.L.C.	11,576	98,148
	VT Group P.L.C.	29,246	387,326
	Wagon P.L.C.	17,144	9,904
	Warner Estate Holdings P.L.C.	3,238	29,787
	Waterman Group P.L.C.	13,772	46,973
	WH Smith P.L.C.	62,840	410,772
	Whatman P.L.C.	6,724	26,217
	Whitbread P.L.C.	67,318	1,991,126
	White Young Green P.L.C.	15,616	126,121
	William Hill P.L.C.	59,137	629,325
	William Morrison Supermarkets P.L.C.	577,998	3,666,528
	Wilmington Group P.L.C.	18,239	76,959
	Wincanton P.L.C.	30,299	250,453
*	Wolfson Microelectronics P.L.C.	18,711	91,045
	Wolseley P.L.C.	31,322	446,665
#	Wolseley P.L.C. ADR	63,362	910,512
	Woolworths Group P.L.C.	381,131	115,754
	WPP Group P.L.C.	16,973	214,119
	WPP Group P.L.C. Sponsored ADR	50,547	3,197,098
	WSP Group P.L.C.	20,283	286,695
	Xaar P.L.C.	8,526	34,998
	XP Power, Ltd.	1,410	7,198
	Xstrata P.L.C.	66,775	4,689,299
	Yell Group P.L.C.	190,143	1,628,683
	Yule Catto & Co. P.L.C.	15,067	52,320
	Zetex P.L.C.	18,665	19,381
TOTAL COMMON STOCKS			448,014,045

RIGHTS/WARRANTS — (0.0%)
*	SMG P.L.C. Rights 12/18/07	115,408	1,851

TOTAL — UNITED KINGDOM			448,015,896

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Mad Catz Interactive, Inc.	10,100	12,020
	Marathon Oil Corp.	496	27,726
*	Peplin, Inc.	91,862	63,280
TOTAL — UNITED STATES			103,026

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $12,095,000 FHLMC 6.275%(r), 09/01/36, valued at $10,532,841) to be repurchased at $10,380,839	$10,377	10,377,000

90

	Face Amount	Value †
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
@ Repurchase Agreement, Bank of America 4.63%, 12/03/07 (Collateralized by $97,784,896 FHLMC 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	$100,000	100,000,000
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $60,649,825 FNMA, rates ranging from 5.500% to 7.500%, maturities ranging from 12/01/36 to 05/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $303,336,126 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/20 to 08/01/37 & FNMA, rates ranging from 5.302%(r) to 6.895%(r), maturities ranging from 10/01/32 to 10/01/37, valued at $135,001,598) to be repurchased at $132,405,574	132,355	132,354,507
TOTAL SECURITIES LENDING COLLATERAL		282,354,507

TOTAL INVESTMENTS - (100.0%)
(Cost $2,401,762,386)		$2,605,757,508

See accompanying Notes to Financial Statements.

91

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (26.6%)
COMMON STOCKS — (26.6%)
	Abacus Property Group	804,329	$1,289,165
#	Ale Property Group	95,274	333,323
#	Aspen Group	258,697	629,046
#	Aust Education Trust	167,144	242,860
	Babcock and Brown Japan Property Trust	685,480	944,566
#	Bunnings Warehouse Property Trust	281,856	565,759
	Centro Properties Group	991,457	4,822,437
	Centro Retail Group	1,279,261	1,604,029
#	CFS Retail Property Trust (6361370)	2,135,770	4,497,049
*	CFS Retail Property Trust (B246W34)	20,461	41,561
	Commonwealth Property Office Fund	2,070,829	2,919,026
	DB RREEF Trust	4,325,700	7,708,891
	Goodman Group	1,922,561	10,533,629
	GPT Group	2,350,624	9,044,384
#	ING Industrial Fund	1,408,364	3,353,119
#	ING Office Fund	1,506,326	2,250,843
	ING Real Estate Community Living Group	465,730	564,226
*	ING Real Estate Entertainment Fund	24,473	26,618
	Macquarie Country Wide Trust	1,492,067	2,592,032
	Macquarie DDR Trust	1,217,986	1,138,130
	Macquarie Leisure Trust Group	213,022	675,513
	Macquarie Office Trust	2,840,815	3,852,795
	Mariner American Property Income Trust	187,065	124,879
#	MFS Diversified Group	761,926	646,271
*	Mirvac Industrial Trust	447,634	335,432
#	Mirvac REIT	748,803	942,025
# *	Reckson New York Property Trust	235,060	142,657
#	Record Realty	526,540	340,220
#	Rubicon America Trust	471,461	373,811
	Rubicon Europe Trust Group REIT	505,643	326,923
# *	Stockland	23,791	183,426
	Stockland Trust Group	1,953,463	15,612,012
#	Tishman Speyer Office Fund	391,532	642,154
	Trafalgar Corporate Group, Ltd.	40,000	71,322
#	Trinity Group	252,890	556,005
#	Valad Property Group	2,020,319	2,865,304
	Westfield Group Stapled	714,180	12,944,371

TOTAL — AUSTRALIA			95,735,813

BELGIUM — (1.7%)
COMMON STOCKS — (1.7%)
	Befimmo S.C.A.	9,676	1,046,678
#	Cofinimmo SA	15,852	3,037,576
	Intervest Offices	11,082	470,808

1

Leasinvest Real Estate	2,302	227,978
Retail Estates	3,981	227,895
Warehouses De Pauw SCA	14,580	993,858
Wereldhave Belgium	2,539	182,571

TOTAL — BELGIUM		6,187,364

CANADA — (4.9%)
COMMON STOCKS — (4.9%)
Allied Properties REIT	28,800	606,270
Artis REIT	23,146	354,152
# Boardwalk REIT	55,716	2,488,401
Calloway REIT	89,664	2,152,044
# Canadian Apartment Properties REIT	59,600	1,063,317
Canadian REIT	40,500	1,201,290
# Chartwell Seniors Housing REIT	106,301	1,099,207
Cominar REIT	50,300	1,099,110
Dundee REIT	45,500	1,640,357
# H&R REIT	109,000	2,294,565
Huntingdon REIT	59,700	129,555
Innvest REIT	73,500	785,754
Interrent REIT	7,400	30,490
# IPC US REIT	25,100	242,980
Lanesborough REIT	18,200	87,364
Morguard REIT	59,100	797,890
Northern Property REIT	21,200	472,784
# Primaris Retail REIT	41,700	735,625
Royal Host REIT	30,400	203,386
Whiterock REIT	9,913	97,251

TOTAL — CANADA		17,581,792

FRANCE — (9.8%)
COMMON STOCKS — (9.8%)
Acanthe Developement SA	78,146	300,598
Affine SA	6,319	336,954
Cegereal	13,677	676,273
Fonciere des Regions	28,703	3,972,298
Klepierre SA	109,516	5,639,882
Mercialys	90,990	3,566,363
Societe de la Tour Eiffel	8,390	1,265,439
Societe Immobiliere de Location pour l’Industrie et le Commerce	39,225	5,764,145
# Unibail-Rodamco (7076242)	55,770	12,586,148
Unibail-Rodamco (B1YY4B3)	5,044	1,131,666

TOTAL — FRANCE		35,239,766

GREECE — (0.1%)
COMMON STOCKS — (0.1%)
* Eurobank Properties Real Estate Investment Co.	13,821	188,175

2

HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
#	Champion REIT	1,965,000	1,112,038
	GZI REIT	692,000	275,996
	Prosperity REIT	930,000	184,060
	The Link REIT	3,552,000	7,769,521

TOTAL — HONG KONG			9,341,615

JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
*	Advance Residence Investment	94	381,983
	BLife Investment Corp.	54	212,845
#	Creed Office Investment Corp.	124	490,282
	CRESCENDO Investment Corp.	135	576,997
	DA Office Investment Corp.	311	2,124,442
#	Easset Investment Corp.	71	271,663
	FC Residential Investment	24	93,265
	Frontier Real Estate Investment Corp.	155	1,140,734
#	Fukuoka REIT Corp.	142	930,012
	Global One Real Estate Investment Co.	148	1,824,633
	Hankyu REIT, Inc.	121	1,009,097
*	Japan Excellent, Inc.	237	2,069,761
#	Japan Hotel and Resort, Inc.	122	421,005
	Japan Logistics Fund, Inc.	195	1,236,877
	Japan Prime Realty Investment Corp.	958	3,978,224
	Japan Real Estate Investment Corp.	634	8,072,216
	Japan Retail Fund Investment	593	3,915,100
	Japan Single-residence REIT	59	198,511
	Joint Reit Investment Corp.	109	349,131
	Kenedix Realty Investment Corp.	242	1,657,199
*	LCP Investment Corp.	114	398,823
*	MID REIT, Inc.	289	1,264,750
	MORI TRUST Sogo Reit, Inc.	190	2,049,363
	New City Residence Investment Corp.	244	1,051,060
*	Nippon Accommodations Fund, Inc.	177	991,318
	Nippon Building Fund, Inc.	745	10,777,004
*	Nippon Hotel Fund Investment Corp.	50	199,785
#	Nippon Residential Investment Corp.	371	1,760,342
	Nomura Real Estate Office Fund, Inc.	343	3,563,179
	ORIX JREIT, Inc.	324	2,342,841
#	Premier Investment Co.	120	670,594
#	Prospect Residential Investment Corp.	74	230,039
*	re-Plus Residential Investment, Inc.	120	420,570
*	TGR Investment, Inc.	54	167,391
	TOKYU REIT, Inc.	258	2,328,350
	Top REIT, Inc.	208	868,849
	United Urban Investment Corp.	218	1,476,537

TOTAL — JAPAN			61,514,772

NETHERLANDS — (3.9%)
COMMON STOCKS — (3.9%)
	Corio NV	58,328	4,950,684
	Eurocommercial Properties NV	39,986	2,192,395
	Nieuwe Steen Investments NV	39,345	1,063,637

3

Vastned Offices/Industrial NV	19,521	639,153
VastNed Retail NV	23,685	2,314,947
* Wereldhave NV	25,723	2,834,167
TOTAL COMMON STOCKS		13,994,983

RIGHTS/WARRANTS — (0.0%)
* Eurocommercial Properties NV Coupons	38,045	89,053

TOTAL — NETHERLANDS		14,084,036

NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
# AMP NZ Office Trust	620,657	603,644
Goodman Property Trust	789,113	894,620
# ING Property Trust	582,587	494,073
# Kiwi Income Property Trust	1,043,034	1,102,612
Property for Industry, Ltd.	199,185	205,108
TOTAL COMMON STOCKS		3,300,057

RIGHTS/WARRANTS — (0.0%)
* Goodman Property Trust Rights 12/14/07	98,639	4,310

TOTAL — NEW ZEALAND		3,304,367

SINGAPORE — (4.1%)
COMMON STOCKS — (4.1%)
# Allco Commercial REIT	937,000	561,545
Ascendas REIT	1,483,000	2,399,005
Ascott Residence Trust	520,000	519,353
* Cambridge Industrial Trust	448,000	214,407
# Capitacommercial Trust	1,614,000	2,522,742
CapitaMall Trust	1,668,000	3,739,033
* Cdl Hospitality Trusts	766,000	1,151,638
# Frasers Centrepoint Trust	183,000	165,331
# Macquarie MEAG Prime REIT	1,225,000	878,612
# Mapletree Logistics Trust	1,290,000	953,239
Suntec REIT	1,577,000	1,688,087

TOTAL — SINGAPORE		14,792,992

SOUTH AFRICA — (0.9%)
COMMON STOCKS — (0.9%)
Emira Property Fund	377,055	653,820
Fountainhead Property Trust	1,386,971	1,370,058
SA Corporate Real Estate Fund	1,135,035	661,868
Sycom Property Fund	245,379	723,282

TOTAL — SOUTH AFRICA		3,409,028

UNITED KINGDOM — (20.3%)
COMMON STOCKS — (20.3%)
A & J Mucklow Group P.L.C.	126,000	755,516
Big Yellow Group P.L.C.	118,097	1,130,471

4

British Land Co. P.L.C.	726,590	13,719,992
Brixton P.L.C.	446,074	2,907,725
Derwent London P.L.C.	143,457	4,434,885
Great Portland Estates P.L.C.	327,551	3,369,698
Hammerson P.L.C.	421,251	8,976,424
Land Securities Group P.L.C.	503,071	15,571,793
Liberty International P.L.C.	564,184	13,172,492
McKay Securities P.L.C.	112,467	695,640
Segro P.L.C	333,256	3,018,760
Shaftesbury P.L.C.	222,702	2,622,000
Warner Estate Holdings P.L.C.	111,194	1,022,901
Workspace Group P.L.C.	296,550	1,723,112

TOTAL — UNITED KINGDOM		73,121,409

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $3,320,000 FNMA 6.50%, 11/01/36, valued at $2,569,641) to be repurchased at $2,529,936	$2,529	2,529,000

SECURITIES LENDING COLLATERAL — (6.4%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,552,854 FHLMC 5.000%, 04/01/21, valued at $1,249,877) to be repurchased at $1,225,842	1,225	1,225,369
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $56,855,000 FNMA 5.000%, 04/01/18 & 5.500%, 03/01/33, valued at $22,059,606) to be repurchased at $21,635,017	21,627	21,626,673
TOTAL SECURITIES LENDING COLLATERAL		22,852,042

TOTAL INVESTMENTS - (100.0%)
(Cost $385,578,375)		$359,882,171

See accompanying Notes to Financial Statements.

5

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (9.1%)
COMMON STOCKS — (9.1%)
#	ABB Grain, Ltd.	2,641,962	$19,606,142
	Adelaide Brighton, Ltd.	12,540,693	39,935,660
	Adtrans Group, Ltd.	103,591	475,496
	Aevum, Ltd.	130,018	326,451
#	Alesco Corp., Ltd.	1,434,074	12,717,174
*	Altium, Ltd.	279,609	211,033
*	Amadeus Energy, Ltd.	1,912,983	1,254,726
	Amalgamated Holdings, Ltd.	1,440,586	8,379,593
#	Amcom Telecommunications, Ltd.	5,033,436	955,990
	Ansell, Ltd.	410,193	4,193,886
# *	Anzon Australia, Ltd.	234,681	328,740
	AP Eagers, Ltd.	76,286	1,031,473
#	APN News & Media, Ltd.	237,269	1,049,864
# *	ARC Energy, Ltd.	3,472,449	4,302,692
	Ariadne Australia, Ltd.	388,607	198,942
#	Atlas Group Holding, Ltd.	1,943,304	1,263,371
#	Atlas South Sea Pearl, Ltd.	113,450	39,229
#	Ausdrill, Ltd.	2,114,277	4,440,990
	Ausmelt, Ltd.	14,578	17,913
#	Austal, Ltd.	654,587	1,542,395
# *	Austar United Communications, Ltd.	1,264,310	1,747,674
#	Austereo Group, Ltd.	6,361,682	13,829,768
#	Australand Property Group	780,838	1,656,253
#	Australian Agricultural Co., Ltd.	5,504,487	16,507,071
# *	Australian Pharmaceutical Industries, Ltd.	4,304,937	7,067,589
	Australian Wealth Management, Ltd.	1,380,654	3,313,199
*	Auto Group, Ltd.	64,351	—
# *	Avexa, Ltd.	732,851	370,447
	AVJennings, Ltd.	4,414,894	4,523,659
#	AWB, Ltd.	2,341,143	5,682,106
# *	Babcock & Brown Environmental Investments, Ltd.	300,067	129,799
#	Bank of Queensland, Ltd.	113,498	1,830,143
#	Beach Petroleum, Ltd.	12,640,071	16,110,760
*	Becton Property Group	835,580	3,547,896
*	Bemax Resources, Ltd.	300,680	63,862
#	Bendigo Bank, Ltd. (6091280)	740,841	11,355,730
*	Bendigo Bank, Ltd. (B29HBV3)	1,097,226	16,279,472
#	Boom Logistics, Ltd.	560,236	1,071,950
#	Brickworks, Ltd.	261,769	3,097,774
	BSA, Ltd.	1,992,987	1,224,861
*	Calliden Group, Ltd.	4,166,068	1,990,613
#	Candle Australia, Ltd.	668,149	1,402,137
# *	Capral Aluminium, Ltd.	1,860,343	586,984
	CDS Technologies, Ltd.	15,209	12,760
# *	Cellnet Group, Ltd.	503,851	246,172

1

#	Centennial Coal Co., Ltd.	7,996,000	33,328,618
	Chandler Macleod, Ltd.	8,788	6,951
*	Circadian Technologies, Ltd.	144,361	153,388
# *	Citigold Corp., Ltd.	8,138,033	3,343,205
*	Clough, Ltd.	6,174,034	4,506,036
	CMI, Ltd.	320,792	439,215
#	Coates Hire, Ltd.	3,606,641	20,888,951
	Collection House, Ltd.	1,391,808	866,693
#	Commander Communications, Ltd.	2,777,174	788,362
#	Consolidated Minerals, Ltd.	360,138	1,559,260
	Consolidated Rutile, Ltd.	1,137,703	522,262
*	Coplex Resources NL	351,512	27,939
#	Coventry Group, Ltd.	540,601	1,713,612
#	Crane Group, Ltd.	1,916,558	28,339,828
*	Croesus Mining NL	416,405	1,516,961
#	Devine, Ltd.	2,216,936	2,654,346
	Downer EDI, Ltd.	3,906,187	17,039,037
*	Ellex Medical Lasers, Ltd.	116,000	87,440
# *	Emporer Mines, Ltd.	189,033	11,803
#	Energy Developments, Ltd.	4,010,488	12,768,269
# *	ERG, Ltd.	10,011,525	785,349
#	Felix Resources, Ltd.	1,378,484	9,782,758
*	First Australian Resources, Ltd.	1,078,000	124,358
#	FKP Property Group	785,450	5,087,363
	Forest Enterprises Australia, Ltd.	7,034,660	3,954,755
#	Funtastic, Ltd.	2,704,933	1,631,128
#	Futuris Corp., Ltd.	18,939,750	35,564,458
*	Gale Pacific, Ltd.	245,196	104,687
	Gazal Corp., Ltd.	94,845	182,710
# *	Geodynamics, Ltd.	208,882	375,114
*	Global Wine Ventures, Ltd.	6,021	320
# *	Globe International, Ltd.	401,909	409,783
	Gowing Bros., Ltd.	168,139	566,592
#	Graincorp, Ltd. Series A	464,134	3,840,784
#	GRD, Ltd.	1,260,702	2,340,375
#	Great Southern, Ltd.	7,180,110	13,716,837
#	GUD Holdings, Ltd.	96,340	929,055
#	Gunns, Ltd.	10,220,890	34,440,686
#	GWA International, Ltd.	3,490,876	11,706,046
*	Haoma Mining NL	440,554	21,620
*	Herald Resources, Ltd.	57,289	78,629
	HGL, Ltd.	511,711	1,033,318
	Home Building Society, Ltd.	29,388	459,971
*	Housewares International, Ltd.	2,337,335	4,567,213
	Hudson Investment Group, Ltd.	297,500	11,823
# *	Hutchison Telecommunications (Australia), Ltd.	6,074,332	1,066,332
	IBA Health, Ltd.	713,831	599,671
	IDT Australia, Ltd.	54,605	114,990
	iiNet, Ltd.	390,657	706,356
#	Iluka Resources, Ltd.	4,612,211	17,652,306
#	Imdex, Ltd.	202,532	437,144
#	Incitec Pivot, Ltd.	673,393	54,236,167
*	Intercard Wireless, Ltd.	62,379	2,479
*	Intermoco, Ltd.	7,514,093	334,595
#	IOOF Holdings, Ltd.	855,180	6,786,397

2

#	K&S Corp., Ltd.	99,842	309,478
# *	Keycorp, Ltd.	181,913	52,258
*	Kingsgate Consolidated, Ltd.	50,942	221,582
	Kresta Holdings, Ltd.	513,341	135,959
*	Lednium, Ltd.	438,495	30,981
	Lemarne Corp., Ltd.	94,104	278,338
*	Lifestyle Communities, Ltd.	30,575	4,039
	Lighting Corp., Ltd.	949,603	829,779
#	MacArthur Coal, Ltd.	903,080	7,206,127
#	MacMahon Holdings, Ltd.	4,889,371	8,472,228
#	Macquarie Media Group, Ltd.	293,430	1,117,394
*	Macquarie Telecom Group, Ltd.	30,330	28,024
*	Magellan Petroleum Corp. CDI	63,477	64,469
	MaxiTRANS Industries, Ltd.	4,170,237	2,292,902
# *	McGuigan Simeon Wines, Ltd.	2,466,129	3,508,420
	McPherson’s, Ltd.	1,186,493	3,871,552
# *	Mercury Mobility, Ltd.	759,111	194,419
	MFS Diversified Group	1,041,724	883,597
# *	Midwest Corp., Ltd.	277,270	1,003,356
	Minara Resources, Ltd.	4,240,355	23,629,205
# *	Mineral Deposits, Ltd.	2,532,953	2,937,635
# *	Mosaic Oil NL	2,319,862	245,960
#	MYOB, Ltd.	4,474,375	5,434,762
	Namoi Cotton Cooperative, Ltd.	801,979	299,024
	National Can Industries, Ltd.	18,850	35,407
	National Hire Group, Ltd.	156,897	372,689
#	New Hope Corp., Ltd.	2,489,208	5,241,534
#	Nufarm, Ltd.	220,300	3,275,314
# *	Oceana Gold Corp.	2,309,834	5,581,819
#	Onesteel, Ltd.	4,942,530	29,093,018
	Over Fifty Group, Ltd.	32,916	69,063
	Pacific Brands, Ltd.	14,228,680	39,366,144
#	Paperlinx, Ltd.	11,260,623	24,248,612
*	Payce Consolidated, Ltd.	179,001	423,667
	PCH Group, Ltd.	700,771	861,887
*	People Telecom, Ltd.	475,094	23,471
	Perilya, Ltd.	434,644	1,147,637
# *	Petsec Energy, Ltd.	153,726	222,029
*	Plantcorp NL	14,403	—
	PMP, Ltd.	4,672,703	7,549,942
	PPK Group, Ltd.	748,115	543,817
	Prime Television, Ltd.	1,169,138	3,843,050
	Programmed Maintenance Service, Ltd.	531,787	2,435,982
#	RCR Tomlinson, Ltd.	348,934	747,326
*	Repcol, Ltd.	1,557,200	137,524
# *	Resolute Mining, Ltd.	3,233,390	5,008,944
#	Ridley Corp., Ltd.	7,959,299	8,170,707
# *	Roc Oil Co., Ltd.	5,306,977	14,147,704
*	Samson Oil & Gas, Ltd.	169,452	28,557
#	Seven Network, Ltd.	705,659	8,440,758
	SMS Management & Technology, Ltd.	80,498	517,426
*	Southern Pacific Petroleum NL	424,400	—
#	Spotless Group, Ltd.	1,513,680	6,108,545
	Staging Connections Group, Ltd.	392,136	346,809
	Straits Resources, Ltd.	577,289	3,368,979

3

#	Sunland Group, Ltd.	4,648,127	16,986,565
# *	Tap Oil, Ltd.	3,900,788	8,589,661
	Tassal Group, Ltd.	78,859	264,530
#	Ten Network Holdings, Ltd.	529,291	1,306,119
	Thakral Holdings Group	11,239,370	11,054,000
#	Timbercorp, Ltd.	3,164,729	4,834,719
# *	Tower Australia Group, Ltd.	4,480,875	10,643,882
#	Trust Co., Ltd.	30,978	321,177
	UXC, Ltd.	2,606,039	4,600,016
#	Village Roadshow, Ltd.	1,765,904	4,641,632
	Washington H. Soul Pattinson & Co., Ltd.	19,003	155,031
#	Wattyl, Ltd.	2,594,125	6,052,015
	Webster, Ltd.	444,061	705,933
#	WHK Group, Ltd.	129,120	263,558
	Wide Bay Australia, Ltd.	19,574	216,622
TOTAL COMMON STOCKS			865,180,093

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd.- Series A	1,226,086	3,208,025

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	3,522,859	177,339
*	Cellnet Group, Ltd. Rights 12/19/07	201,540	574
*	Clough, Ltd. Rights 12/24/07	1,234,806	468,924
*	Geodynamics, Ltd. Rights 04/03/07	24,985	11,695
*	Magnesium International, Ltd. Rights 05/31/12	25,011	884
*	Mosiac Oil NL Rights 12/12/07	231,986	—
*	Oceana Gold Corp. Warrants 01/01/09	121,452	39,150
TOTAL RIGHTS/WARRANTS			698,566

TOTAL — AUSTRALIA			869,086,684

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
	Agrana Beteiligungs AG	83,768	8,476,699
	Allgemeine Sparkasse Baugesellschaft AG	120	42,701
# *	Austrian Airlines AG	1,123,862	9,459,980
# *	BWIN Interactive Entertainment AG	86,429	3,022,463
*	CA Immobilien Anlagen AG	474,886	10,934,006
	Eybl International AG	16,503	285,337
#	Flughafen Wien AG	125,596	14,184,193
	Frauenthal Holding AG	13,080	416,710
*	General Partners Inmobilienbesitz AG	5,900	13,292
	Lenzing AG	4,089	2,199,948
	Linz Textil Holding AG	212	58,928
	Mayr-Melnhof Karton AG	68,689	7,732,800
	Oberbank AG	11,263	2,434,818
	Rosenbauer International AG	3,004	153,279
#	Uniqa Versicherungen AG	17,153	543,629
#	Wolford AG	26,936	1,195,471

TOTAL — AUSTRIA			61,154,254

4

BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
	Ackermans & Van Haaren	74,315	7,586,161
	Banque Nationale de Belgique	2,415	11,193,056
	Bekaert SA	145,009	20,113,180
#	Compagnie d’Entreprises CFE	3,812	7,768,256
#	Compagnie Immobiliere de Belgique SA	37,089	2,062,229
	Compagnie Maritime Belge SA	201,730	18,068,032
#	D’Ieteren NV SA	41,911	16,215,936
#	Euronav SA	182,939	6,027,267
	Floridienne SA	1,900	330,297
*	Integrated Production & Test Engineering NV	28,600	449,556
*	Ion Beam Application	33,668	950,686
	Jensen-Group NV	55,338	738,254
*	Papeteries Catala SA	450	79,493
*	Quick Restaurants SA Strip VVPR	27,380	—
#	Recticel SA	308,028	4,574,068
	Rosier SA	200	63,257
	Sapec SA	8,276	1,236,441
	Sioen Industries NV	73,885	991,816
	Sipef NV	157	87,771
*	Spector Photo Group SA	82,289	144,229
*	Systemat-Datarelay SA	84,632	730,489
	Tessenderlo Chemie NV	454,888	25,087,714
	VPK Packaging Group SA	725	41,399
*	Zenitel VVPR	31,091	109,392
TOTAL COMMON STOCKS			124,648,979

RIGHTS/WARRANTS — (0.0%)
*	Zenitel VVPR Contingent Rights	9,327	136

TOTAL — BELGIUM			124,649,115

CANADA — (6.3%)
COMMON STOCKS — (6.3%)
*	20-20 Technologies, Inc.	7,700	49,975
# *	Abitibibowater, Inc.	227,280	5,011,775
# *	Adaltis, Inc.	57,500	43,702
# *	AEterna Zentaris, Inc.	96,100	164,339
# *	Ainsworth Lumber Co., Ltd.	15,900	76,324
	Airboss of America Corp.	3,000	9,600
*	AirIQ, Inc.	128,500	9,638
	Akita Drilling, Ltd.	7,500	76,879
*	Alberta Clipper Energy, Inc.	38,200	63,415
*	Anderson Energy, Ltd.	328,700	999,298
#	Andrew Peller, Ltd.	19,200	185,289
# *	Angiotech Pharmaceuticals, Inc.	1,278,700	5,127,843
*	Apollo Gold Corp.	37,500	17,907
*	ATS Automation Tooling System, Inc.	1,024,200	4,455,493
*	Axcan Pharma, Inc.	971,300	21,835,916
# *	Ballard Power Systems, Inc.	1,642,200	7,390,270
*	Bankers Petroleum, Ltd.	140,500	119,431
*	Bennett Environmental, Inc.	286,500	57,303
*	Bioscrypt, Inc.	15,000	4,350

5

*	Birchcliff Energy, Ltd.	637,300	3,116,553
*	Boralex, Inc. Class A	177,000	2,913,566
	Brampton Brick, Ltd. Series A	9,900	118,311
*	Breaker Energy, Ltd.	321,800	1,728,152
	Buhler Industries, Inc.	67	399
	Caldwell Partners International, Inc.	6,900	10,144
*	Canadian Hydro Developers, Inc.	413,800	2,549,135
*	Canadian Zinc Corp.	116,500	75,729
	Canam Group, Inc. Class A	804,700	9,584,456
*	Candax Energy	842,800	724,844
*	Canfor Corp.	1,565,100	12,208,390
# *	CanWest Global Communications Corp.	906,200	6,434,342
	Cascades, Inc.	1,647,200	13,705,389
# *	Catalyst Paper Corp.	4,334,710	6,502,390
	CCL Industries, Inc. Class B	159,600	5,950,186
*	Celestica, Inc.	2,052,800	11,947,893
*	Celtic Exploration, Ltd.	15,500	182,444
#	Clarke, Inc.	298,800	2,390,520
*	Claude Resources, Inc.	650,000	864,543
*	Coalcorp Mining, Inc.	638,400	1,276,864
	Cogeco Cable, Inc.	316,900	13,998,173
# *	Compton Petroleum Corp.	673,800	5,309,810
*	Connacher Oil & Gas, Ltd.	161,600	551,084
# *	CoolBrands International, Inc.	314,700	251,773
*	Cordero Energy, Inc.	55,400	153,466
#	Corus Entertainment, Inc. Class B	69,400	3,432,002
*	Cott Corp.	95,700	593,370
*	Crew Energy, Inc.	315,900	2,527,326
*	Cyries Energy, Inc.	193,800	1,067,891
*	Dalsa Corp.	181,200	1,572,895
*	Danier Leather, Inc.	1,500	15,001
*	Delphi Energy Corp.	131,400	207,622
	Dorel Industries, Inc. Class B	680,900	22,021,407
*	Dundee Corp. Class A	714,600	15,571,913
*	Dundee Precious Metals, Inc.	65,724	519,246
*	Dynetek Industries, Ltd.	32,300	38,439
*	Ember Resources, Inc.	23,600	28,321
*	Emergis, Inc.	91,200	746,965
*	Endev Energy, Inc.	195,400	162,190
*	Enerchem International, Inc.	6,300	11,404
	Enghouse Systems, Ltd.	10,400	78,628
*	Envoy Communications Group, Inc.	15,600	47,114
*	Euro Goldfields, Ltd.	32,500	196,310
	Exco Technologies, Ltd.	52,400	220,091
*	Exfo Electro-Optical Engineering, Inc.	15,600	81,592
# *	First Calgary Petroleums, Ltd. Class A	724,300	1,781,867
# *	Flint Energy Services, Ltd.	250,000	4,910,246
*	FNX Mining Co., Inc.	152,787	5,114,037
*	Forbes Medi-Tech, Inc.	159,600	84,592
*	Formation Capital Corp.	516,900	263,632
*	Forzani Group, Ltd. Class A	365,200	5,160,534
*	Fraser Papers, Inc.	79,700	259,038
*	Glacier Ventures International Corp.	6,000	24,721
# *	Glencairn Gold Corp.	338,200	67,643
# *	Golden Star Resources, Ltd.	5,382,039	16,308,394

6

# *	Grande Cache Coal Corp.	956,000	965,608
# *	Great Basin Gold, Ltd.	306,000	872,144
# *	Grey Wolf Exploration, Inc.	97,900	176,229
	Hart Stores, Inc.	11,500	46,002
# *	Hemisphere GPS, Inc.	929,000	2,880,044
*	Heroux-Devtek, Inc.	353,900	3,008,300
*	Highpine Oil & Gas, Ltd.	306,200	2,526,276
*	Hillsborough Resources, Ltd.	451,100	198,494
	Husky Injection Molding Systems, Ltd.	966,300	7,914,393
*	Hydrogenics Corp.	97,500	104,330
	IAMGOLD Corp.	3,216,873	27,698,661
*	International Forest Products, Ltd. Series A	614,200	3,206,284
	International Royalty Corp.	590,300	3,187,779
*	Intertape Polymer Group, Inc.	655,000	1,768,588
*	Intrinsyc Software International, Inc.	15,000	14,101
*	Iteration Energy, Ltd.	370,800	1,868,925
# *	Ivanhoe Energy, Inc.	434,000	746,517
*	Ivernia, Inc.	5,100	7,650
*	Kereco Energy, Ltd.	133,300	510,565
	Kingsway Financial Services, Inc.	745,800	12,037,814
#	Laurentian Bank of Canada	699,800	28,070,382
	Linamar Corp.	805,400	16,044,370
*	Magellan Aerospace Corp.	901,700	1,037,007
*	Mahalo Energy, Ltd.	253,100	637,844
	Maple Leaf Foods, Inc.	72,400	944,867
*	March Networks Corp.	100,600	1,023,153
*	Martinrea International, Inc.	1,082,900	12,237,382
*	MDC Partners, Inc. Class A	3,100	29,265
	MDS, Inc.	723,600	14,653,633
	Methanex Corp.	58,000	1,722,686
#	Mi Developments, Inc.	41,000	1,119,356
*	Mitec Telecom, Inc.	260,800	26,081
	Morguard Corp.	6,800	263,513
	Mosaid Technologies, Inc.	2,100	33,287
*	MTI Global, Inc.	75,100	56,328
	Northbridge Financial Corp.	206,700	7,648,282
*	Northgate Minerals Corp.	666,000	2,064,703
# *	Open Text Corp.	237,400	7,791,858
*	Paladin Labs, Inc.	26,400	261,373
*	Paramount Resources, Ltd. Class A	193,600	2,784,107
*	Patheon, Inc.	928,798	3,018,744
# *	Pearl Exploration & Production, Ltd.	361,620	831,768
*	Peerless Energy, Inc.	365,100	1,858,452
*	Point North Energy, Ltd.	17,300	779
*	ProEx Energy, Ltd.	33,600	399,188
	Pulse Data, Inc.	1,009,100	2,623,791
*	Pure Energy Services, Ltd.	9,800	39,202
*	QLT, Inc.	1,153,900	5,700,551
# *	Quebecor World, Inc.	1,117,200	2,491,481
	Quebecor, Inc. Class B	106,800	4,139,775
	Quest Capital Corp.	976,300	2,401,818
*	Richmont Mines, Inc.	255,800	780,229
*	Rider Resources, Ltd.	101,500	403,990
*	Rock Energy, Inc.	11,600	31,670
*	Royal Laser Corp.	200,500	97,247

7

	Samuel Manu-Tech, Inc.	51,100	511,026
*	Saskatchewan Wheat Pool, Inc.	2,488,600	27,749,277
#	Savanna Energy Services Corp.	1,032,900	15,184,389
*	Saxon Energy Services, Inc.	1,023,600	5,169,438
	Sherritt International Corp.	677,300	9,475,901
*	Shore Gold, Inc.	1,283,300	6,147,314
*	Sino-Forest Corp.	3,193,100	69,166,004
*	SouthernEra Diamonds, Inc. Class A	53,000	15,901
*	Stornoway Diamond Corp.	395,100	252,877
*	Stratagold, Corp.	71,500	21,809
*	Stratos Global Corp.	697,800	4,794,126
*	Synenco Energy, Inc.	624,100	4,680,984
# *	Tahera Diamond Corp.	235,400	43,551
*	Technicoil Corp.	16,400	8,856
*	Teknion Corp.	7,700	12,706
# *	Tembec, Inc.	2,093,100	962,874
*	Theratechnologies, Inc.	52,400	531,887
*	Tiomin Resources, Inc.	826,500	74,389
# *	Titan Exploration, Ltd.	46,200	119,664
# *	TLC Vision Corp.	996,000	2,091,705
	Torstar Corp. Class B	21,300	409,832
	Transcontinental, Inc. Class A	506,000	9,204,600
*	TriStar Oil and Gas, Ltd.	71,000	809,440
*	Tundra Semiconductor Corp.	112,000	527,546
*	Turnkey E&P, Inc.	6,400	34,562
*	TUSK Energy Corp.	268,400	316,728
*	Vector Aerospace Corp.	7,900	33,340
*	Vero Energy, Inc.	109,700	609,962
*	Viceroy Homes, Ltd. Class A	5,900	21,831
*	Vitran Corp., Inc.	4,000	53,203
	Wescast Industries, Inc.	2,400	24,577
*	West Energy, Ltd.	86,400	197,866
	West Fraser Timber Co., Ltd.	300,300	8,994,435
*	Western Canadian Coal Corp.	617,700	420,057
	Western Financial Group, Inc.	24,400	141,039
*	Westjet Airlines, Ltd.	162,300	3,229,931
*	Wi-LAN, Inc.	851,600	2,435,698
	Winpak, Ltd.	10,200	66,303
*	Xantrex Technology, Inc.	81,100	776,977
#	Xceed Mortgage Corp.	128,300	372,089
# *	Yukon-Nevada Gold Corp.	218,200	346,955
# *	Zarlink Semiconductor, Inc.	277,000	196,680
TOTAL COMMON STOCKS			600,606,929

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	5,700	12,256

TOTAL — CANADA			600,619,185

DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
*	Aktieselskabet Ringkjoebing Bank A.S.	3,740	476,674
#	Aktieselskabet Skjern Bank A.S.	2,002	235,281
*	Alm. Brand A.S.	202,255	12,009,298

8

#	Amagerbanken A.S.	8,025	450,002
*	Andersen & Martini Series B	3,500	52,479
#	Arkil Holdings A.S. Series B	920	205,398
#	Auriga Industries A.S. Series B	102,173	2,000,268
#	Biomar Holding A.S.	26,230	974,881
	BoConcept Holding A.S.	1,158	110,898
# *	Brodrene Hartmann A.S. Series B	43,510	1,278,837
*	Brondbyernes I.F. Fodbold A.S. Series B	33,900	563,659
# *	Capinordic A.S.	78,000	296,839
	Dalhoff, Larson & Horneman A.S. Series B	60,330	881,061
#	Dampskibsselsk Torm A.S.	146,280	5,584,467
	DFDS A.S.	66,590	10,054,014
#	DiBa Bank A.S.	7,005	530,263
	Djursland Bank A.S.	3,175	476,942
	East Asiatic Co., Ltd. A.S.	279,492	19,153,824
	ebh bank A.S.	8,386	948,208
#	Fionia Bank A.S.	8,291	2,589,187
#	Forstaedernes Bank A.S.	27,724	1,045,934
*	GPV Industi A.S.	6,000	326,554
#	H&H International A.S. Series B	5,790	1,774,022
	Harboes Bryggeri A.S.	4,600	129,479
	Hedegaard (Peder P.) A.S.	4,451	364,550
*	Hojgaard Holding A.S. Series B	14,575	601,302
	Lan & Spar Bank S.A.	5,706	482,649
	Lokalbanken I Nordsjaelland A.S.	3,450	280,301
	Max Bank	3,110	310,364
	Migatronic A.S. Series B	1,594	122,495
	Mons Bank A.S.	424	101,474
	Morso Bank	240	79,833
	Nordjyske Bank A.S.	13,580	487,915
	Norresundby Bank A.S.	453	324,804
	NTR Holdings A.S.	3,950	50,481
	Per Aarsleff A.S. Series B	27,740	4,102,647
*	Pharmexa A.S.	42,400	76,918
*	RTX Telecom A.S.	11,600	109,942
	Salling Bank A.S.	600	111,913
#	Sanistal A.S. Series B	10,690	1,558,373
	Schouw & Co.	111,785	9,824,998
*	SE 2000 A.S. Series B	3,400	1,287
	Skaelskor Bank	3,600	165,729
	SKAKO Industries A.S.	22,400	874,549
	Spaencom A.S.	300	71,386
#	Sparbank	13,720	972,711
	Sparekassen Faaborg A.S.	3,162	1,395,241
	Sydbank A.S.	16,750	702,156
*	TK Development A.S.	77,240	1,235,429
	Totalbanken	3,000	273,753
	Vestfyns Bank A.S.	500	113,459
	Vestjysk Bank A.S.	71,025	4,120,249

TOTAL — DENMARK			91,065,377

FINLAND — (2.3%)
COMMON STOCKS — (2.3%)
	Alandsbanken AB Series A	5,700	300,744

9

	Amanda Capital Oyj	190,425	945,699
#	Amer Sports Oyj Series A	241,800	6,603,038
*	Benefon Oyj	19,000	2,187
#	Componenta Oyj	93,200	1,161,131
	Cramo Oyj	35,601	984,660
*	Efore Oyj	128,440	214,523
#	Elcoteq SE	197,318	1,086,415
	Elisa Oyj	47	1,467
#	Finnair Oyj	684,600	8,382,727
#	Finnlines Oyj	521,701	11,068,152
	Fiskars Oyj Abp Series A	171,560	3,323,761
#	HKScan Oyj Series A	247,537	5,546,457
*	Honkarakenne Oyj Series B	15,900	132,092
	Huhtamaki Oyj	1,446,922	18,509,829
	Ilkka-Yhtyma Oyj	16,447	269,363
	Julius Tallberg-Kiinteistoet Oyj Series B	69,606	325,322
#	Kemira Oyj	1,299,236	25,887,151
	Laennen Tehtaat Oyj	50,076	1,238,925
	Lemminkainen Oyj	72,800	3,753,803
#	M-Real Oyj Series B	3,943,235	20,748,194
	Neomarkka Oyj	10,568	143,426
*	Okmetic Oyj	317,779	1,510,761
	OKO Bank P.L.C. Class A	1,369,204	27,044,688
#	Olvi Oyj Series A	79,300	2,770,321
#	Raisio P.L.C.	1,342,444	3,173,584
	Rautaruukki Oyj Series K	1,108,900	52,073,156
	Raute Oyj Series A	26,100	510,723
*	Satama Interactive Oyj	107,000	197,023
	Scanfil Oyj	11,900	34,334
	Sponda Oyj	694,535	8,148,284
*	SSH Communications Oyj	308,500	764,462
# *	Stonesoft Oyj	282,398	103,683
	SYSOPENDIGIA P.L.C.	57,550	277,039
	Tamfelt Oyj	2,100	36,776
	Tecnomen Oyj	886,412	1,614,202
	Tiimari P.L.C.	41,750	299,872
	Tulikivi Oyj	24,862	74,575
	Turkistuottajat Oyj	14,600	225,557
#	Viking Line AB	18,100	1,100,625
	Wartsila Corp. Oyj Series B	121,082	9,259,815
TOTAL COMMON STOCKS			219,848,546

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	684,600	901,383

TOTAL — FINLAND			220,749,929

FRANCE — (5.0%)
COMMON STOCKS — (5.0%)
*	Actielec Technologies	28,700	117,399
# *	Altran Technologies SA	583,719	3,705,928
*	Atos Origin SA	275,559	15,615,238
#	Aubay	82,083	858,453
*	Axorys SA	18,454	19,438

10

# *	Bigben Interactive	13,755	95,797
	Boiron SA	40,197	1,044,437
#	Bonduelle SCA	69,501	8,704,272
	Bongrain SA	155,455	18,505,008
*	Bull SA	3	2
	Burelle SA	11,385	3,330,010
	Carbone Lorraine SA	98,489	7,212,133
	CBo Territoria	5,724	30,646
#	Cegid Group	4,108	187,628
# *	Club Mediterranee SA	288,499	18,158,734
*	Compagnie International Andre Trigano SA	2,100	184,978
	Damartex SA	805	30,650
	Delachaux SA	21,060	2,199,855
*	Desquenne et Giral SA	4,761	41,303
*	Dynaction SA	14,803	283,060
	Esso Ste Anonyme Francaise	6,553	1,820,867
	Etam Developpement SA	38,667	1,949,893
# *	Euro Disney SCA	8,018,036	1,172,999
	Explosifs et de Produits Chimiques	312	212,543
# *	Faurecia SA	152,265	11,446,386
	Finuchem SA	6,184	85,840
	Fleury Michon SA	17,956	1,300,784
	Francois Freres (Tonnellerie) SA	7,663	452,600
	Fromageries Bel SA	3,875	1,166,033
	Gascogne SA	20,822	2,188,546
	Gaumont SA	21,551	1,944,243
	Geodis SA	1,794	335,261
	Gevelot SA	4,329	394,394
	GFI Informatique SA	826,027	8,107,443
*	Gifi	5,767	447,070
	Ginger (Groupe Ingenierie Europe)	10,408	310,727
*	Groupe Ares	97,923	449,253
	Groupe Flo SA	52,020	761,741
	Groupe Guillin SA	480	52,169
	Guerbet SA	332	77,403
#	Guyenne et Gascogne SA	84,242	15,196,239
#	Havas SA	7,032,809	36,690,247
*	Henri Maire	1,252	16,886
	Idsud	2,129	152,617
*	Immobiliere et Hoteliere SA	27,700	51,870
	IMS International Metal Service SA	324,649	13,751,296
# *	Infogrames Entertainment SA	4,943,736	936,475
	Ingenico SA	53	1,557
	Ipsos SA	60,594	2,011,146
	Lafuma SA	14,413	1,065,084
	Laurent-Perrier	18,448	3,186,922
#	Lectra	56,826	473,595
	Lisi SA	54,099	5,362,568
	Manutan International SA	24,370	2,275,496
	MGI Coutier SA	10,254	420,407
	Montupet SA	163,295	3,384,266
#	Mr. Bricolage SA	124,760	3,724,982
	Nexans SA	593,945	79,273,176
	Oberthur Card Systems SA	513,560	4,514,873
*	Osiatis	5,149	39,381

11

	Paris Orleans et Cie SA	1,311	649,849
	Pierre & Vacances	77,783	10,029,095
	Plastic Omnium SA	166,019	9,795,005
	Plastivaloire SA	32,225	1,003,887
	PSB Industries SA	14,760	876,276
	Radiall SA	19,786	2,814,949
#	Rallye SA	413,283	29,879,726
*	Recylex SA	62,320	1,679,398
	Remy Cointreau SA	296,292	21,560,849
	Robertet SA	1,630	282,508
	Rougier SA	9,584	871,980
# *	S.T. Dupont SA	304,980	218,250
	Sabeton SA	18,460	345,538
	SAM	600	24,913
	SAMSE SA	243	32,347
*	SCOR SE (4797364)	1	3
	SCOR SE (B1LB9P6)	878,372	22,782,394
	Sechilienne SA	4,681	376,012
	Securidev SA	16,908	746,724
	Signaux Girod SA	6,528	712,996
*	Smoby SA	6,516	266,912
	Societe de Developpement Regional de la Bretagne	12,398	74,909
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,064	7,444,876
#	Societe Industrielle D’Aviations Latecoere SA	67,620	1,689,198
	Sperian Protection	121,525	14,429,199
	Spir Communication SA	935	104,872
	Sucriere de Pithiviers Le Vieil	3,246	2,739,948
*	Sylis SA	54,668	306,051
	Tivoly SA	1,755	53,160
*	UbiSoft Entertainment SA	359,030	31,217,543
	Valeo SA	260,465	13,090,761
*	Valtech	483,110	375,463
	Vilmorin et Cie SA	71,202	10,926,818
	Vranken Pommery Monopole	54,655	4,248,873
TOTAL COMMON STOCKS			479,181,529

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 12/31/08	13,755	7,244
*	Groupe Ares Warrants 12/01/08	14,637	33,190
*	Groupe Focal SA Warrants 02/21/10	1,716	—
TOTAL RIGHTS/WARRANTS			40,434

TOTAL — FRANCE			479,221,963

GERMANY — (5.1%)
COMMON STOCKS — (5.1%)
# *	3U Holding AG	645,042	700,947
	A.S. Creation Tapeton AG	21,970	1,421,572
*	AAP Implantate AG	61,114	205,140
	Aareal Bank AG	800,373	34,549,928
*	Abwicklungsellschaft Roesch AG	7,300	1,295
	ADCapital AG	135,889	2,317,072
# *	ADVA AG Optical Networking	50,600	327,289
# *	Aixtron AG	965,555	12,118,389

12

	Altana AG	803,691	20,044,609
	Amadeus Fire AG	9,144	225,604
*	Analytik Jena AG	89,486	859,361
	Andreae-Noris Zahn AG	37,245	1,961,800
*	Augusta Technologie AG	56,807	1,323,935
	Baader Wertpapierhandelsbank AG	428,404	2,997,719
	Bechtle AG	180,755	7,951,041
# *	Beta Systems Software AG	62,550	448,387
	Bilfinger Berger AG	765,357	62,276,043
*	Biolitec AG	43,100	906,451
	Biotest AG	57,259	3,017,774
*	BMP AG	12,980	43,038
*	Borussia Dortmund GmbH & Co. KGaA	269,179	629,517
*	Caatoosee AG	17,400	38,319
#	Cewe Color Holding AG	38,395	1,425,036
*	Cinemaxx AG	3,100	2,623
	Comdirect Bank AG	522,939	6,508,471
	Computerlinks AG	55,692	1,052,208
*	Condomi AG	19,900	—
*	D. Logistics AG	414,875	1,116,313
#	DAB Bank AG	61,779	559,172
*	DAS Werk AG	10,600	620
#	Data Modul AG	21,314	603,031
# *	DEAG Deutsche Entertainment AG	426,940	1,050,984
#	Deutsche Euroshop AG	422,896	16,317,808
# *	Deutz AG	130,266	1,408,440
	Dierig Holding AG	8,750	107,876
	Dr. Hoenle AG	31,549	407,993
# *	Drillisch AG	55,500	495,239
*	Duerr AG	135,055	5,484,239
	DVB Bank AG	13,201	5,505,096
	Eckert and Ziegler AG	62,843	912,297
*	Elmos Semiconductor AG	56,812	606,192
# *	EM. Sports Media AG	583,312	3,353,809
	Energiekontor AG	116,851	753,374
	Epcos AG	1,225,116	21,977,490
# *	Evotec AG	1,258,750	4,429,542
# *	FJA AG	16,618	67,231
	Freenet AG	51,253	1,198,826
	Gesco AG	11,877	889,902
# *	GFT Technologies AG	290,245	1,397,124
	Grenkeleasing AG	5,377	185,402
*	Hoeft & Wessel AG	64,435	453,088
	Innovation in Traffic Systems AG	13,500	158,398
*	Integralis AG	47,711	411,362
	INTERSEROH AG	3,600	242,355
	Isra Vision Systems AG	28,176	495,592
# *	Jenoptik AG	787,565	6,942,309
*	Kampa AG	124,857	898,380
	Kontron AG	374,281	8,060,681
	Krones AG	160,803	13,277,281
#	KSB AG	6,000	4,352,387
*	Kuka AG	208,855	8,341,592
	KWS Saat AG	60,738	11,693,671
	Leifheit AG	56,759	1,126,694

13

	Leoni AG	499,246	26,803,397
*	Loewe AG	60,672	1,433,175
	LPKF Laser & Electronics AG	7,700	55,851
*	M & S Elektronik AG	19,600	1,046
	Mannheimer AG Holding	27,000	175,403
*	Marbert AG	1,360	23,697
*	Maxdata Computer AG	113,610	438,761
*	Mediclin AG	563,892	2,388,679
# *	Medigene AG	119,753	880,207
# *	Medion AG	413,316	11,371,303
*	Mosaic Software AG	12,800	6,367
*	Nexus AG	235,087	1,031,716
#	Norddeutsche Affinerie AG	838,285	28,398,398
	Norddeutsche Steingut AG	10,182	99,129
*	Nordwest Handel AG	11,313	126,536
*	november AG	34,224	51,625
	PC-Ware AG	77,672	1,481,374
*	Pixelpark AG	19,750	21,694
*	Plambeck Neue Energien AG	231,020	1,053,110
*	Plasmaselect AG	324,899	990,000
*	Premiere AG	205,345	3,139,745
	Progress-Werk Oberkirch AG	1,159	59,521
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	114,771	987,743
*	QSC AG	74,802	302,884
	REALTECH AG	43,812	757,498
*	REpower Systems AG	10,200	2,060,235
	Rheinmetall AG	85,490	7,109,320
	Rohwedder AG	51,228	434,144
	Ruecker AG	25,400	335,243
	Salzgitter AG	262,419	42,386,046
	Schlott Sebaldus AG	62,207	1,598,984
	Sektkellerei Schloss Wachenheim AG	2,900	36,389
*	Senator Entertainment AG	10,730	30,187
*	SER Systems AG	9,400	581
	Silicon Sensor International AG	9,865	263,313
# *	Singulus Technologies AG	395,249	4,306,341
	Sixt AG	35,320	1,685,138
*	Stoehr & Co. AG	44,310	298,368
#	Strabag AG	31,967	11,051,708
	Suedzucker AG	494,263	10,862,421
# *	Suess Microtec AG	337,217	2,177,798
#	Syzygy AG	148,692	805,022
*	SZ Testsysteme AG	7,000	—
	Technotrans AG	25,800	610,341
	Textilgruppe Hof AG	22,530	263,947
	TFG Capital AG & Co. KGAA	194,789	667,471
*	UMS United Medical Systems International AG	108,308	726,910
	Umweltbank AG	25,780	645,276
	Vossloh AG	187,113	20,412,119
	Westag & Getalit AG	10,653	269,214
	Wuerttembergische Lebensversicherung AG	19,344	748,886
	Wuerttembergische Metallwarenfabrik AG	80,490	3,302,184
TOTAL COMMON STOCKS			483,801,803

14

RIGHTS/WARRANTS — (0.0%)
*	Drillisch AG Rights 11/26/07	55,500	1,705

TOTAL — GERMANY			483,803,508

GREECE — (0.8%)
COMMON STOCKS — (0.8%)
	A. Kalpinis - N. Simos Steel Service Center	236,949	814,200
*	Aegek S.A.	2,067,588	1,649,548
*	Alco Hellas ABEE S.A.	175,813	305,505
*	Alfa Alfa Holdings S.A.	337,348	—
	Allatini Industrial & Commercial Co. S.A.	58,400	179,599
*	Alte Technical Co.	299,816	35,089
*	Altec S.A. Information & Communication Systems	348,200	922,449
	Alumil Milonas Aluminum Industry S.A.	88,060	654,262
	Anek Lines S.A.	932,037	2,948,115
	Aspis Bank S.A.	222,900	984,363
*	Astir Palace Hotels S.A.	11,930	108,641
	Athens Medical Center S.A.	28,947	189,684
*	Atlantic Supermarkets S.A.	129,593	340,591
	Attica Holdings S.A.	643,594	5,096,739
	Atti-Kat S.A.	1,024,038	1,429,474
	Bank of Greece	55,317	7,269,790
	Bitros Holdings S.A.	20,838	87,120
	Blue Star Maritime S.A.	567,544	3,165,104
	Crown Hellas Can S.A.	64,287	536,117
	Edrasis-C.Psalllidas Technical Co.	117,012	197,537
	Elgeka S.A.	144,630	363,291
	Elmec Sport S.A.	107,350	615,023
*	Empedos S.A.	56,700	6,636
*	Ergas S.A.	104,948	21,495
	ETEM S.A.	120,028	370,150
*	Etma Rayon S.A.	39,176	80,811
*	Euro Reliance General Insurance Co. S.A.	16,470	66,388
*	European Technical S.A.	98,150	33,025
	EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	739,906
	GEK Group of Cos S.A.	115,846	1,800,231
	General Commercial S.A.	96,240	128,415
*	Geniki Bank	101,537	714,072
	Halkor S.A.	98,600	477,698
*	Hatzioannou Holdings S.A.	97,400	248,052
	Hellenic Cables S.A.	166,308	1,309,853
*	Hellenic Sugar Industry S.A.	109,591	671,616
	Hellenic Technodomiki Tev S.A.	760,160	9,968,781
	Heracles General Cement Co. S.A.	19,817	480,310
	Inform P. Lykos S.A.	32,320	195,991
	Intertech S.A.	9,750	36,898
	Intracom Holdings S.A.	924,846	4,927,609
*	Intracom Technical & Steel Constructions S.A.	240,300	434,437
	J&P-Avax S.A.	94,430	963,252
*	Karatzis S.A.	31,775	95,141
	Kathimerini Publishing S.A.	73,740	719,976
	Katselis Sons S.A. Bread Industry	24,500	98,556
*	Keranis Holdings S.A.	53,625	23,535
	Lambrakis Press S.A.	256,229	914,251

15

*	Loulis Mills S.A.	99,368	545,679
	M.J. Mailis S.A.	86,950	222,004
	Michaniki S.A.	497,888	4,362,565
	Minoan Lines S.A.	461,547	3,510,005
*	Mochlos S.A.	339,845	246,106
*	Neorion New S.A. Holdings	24,620	63,772
*	Pantechniki S.A.	201,405	1,176,970
*	Parnassos Enterprises S.A.	93,550	339,752
*	Pegasus Publishing S.A.	217,030	751,468
*	Petzetakis S.A.	126,213	157,497
*	Pilias S.A.	6,242	3,382
	Piraeus Leasing S.A.	23,551	201,661
	Real Estate Development & Services S.A.	127,940	679,438
	S&B Industrial Minerals S.A.	88,550	1,677,943
	Sanyo Hellas S.A.	622,556	856,932
	Sato S.A.	18,632	64,691
*	Selected Textile Industry Assoc. S.A.	205,564	240,485
	Sfakianakis S.A.	115,110	1,333,274
*	Sheet Steel Co.	16,968	6,035
*	Shelman Hellenic-Swiss Wood S.A.	155,548	350,928
*	Spyroy Agricultural Products S.A.	103,200	412,823
*	Stabilton S.A.	221,900	25,970
*	Technical Olympic S.A.	885,675	1,060,889
*	Technodomi M.Travlos Brothers S.A.	23,730	7,290
	Teletypos S.A. Mega Channel	26,598	175,594
*	Themeliodomi S.A.	140,360	75,976
	Thrace Plastics Co. S.A.	244,480	595,623
*	United Textiles S.A.	197,547	55,840
*	Varvaressos S.A. European Spinning Mills	36,350	37,262
*	Vioter S.A.	477,080	663,466
*	Vis Container Manufacturing Co.	12,511	47,296

TOTAL — GREECE			73,367,942

HONG KONG — (3.9%)
COMMON STOCKS — (3.9%)
	Alco Holdings, Ltd.	710,000	334,917
	Allan International Holdings	1,086,000	175,618
#	Allied Group, Ltd.	2,155,000	12,757,754
#	Allied Properties, Ltd.	34,295,000	15,336,778
*	A-Max Holdings, Ltd.	227,710,000	4,224,191
*	Applied Development Holdings, Ltd.	2,250,000	142,159
*	APT Satellite Holdings, Ltd.	1,032,000	273,533
	Asia Financial Holdings, Ltd.	3,828,106	2,049,247
	Asia Standard Hotel	107,179,947	1,383,828
#	Asia Standard International Group, Ltd.	89,386,214	3,295,650
*	Associated International Hotels	1,705,000	3,171,513
	Automated Systems Holdings, Ltd.	116,000	34,905
*	Beauforte Investors Corp., Ltd.	440,000	13,280
*	Bio Beauty Group Reserved Shares	245,268	—
*	Burwill Holdings, Ltd.	16,893,000	2,281,709
	Capital Strategic Investment, Ltd.	37,630,000	1,992,977
	CCT Telecom Holdings, Ltd.	9,478,800	1,552,507
	Champion Technology Holdings, Ltd.	29,438,630	5,917,973
#	Cheuk Nang (Holdings), Ltd.	1,774,367	1,584,028

16

#	Chevalier International Holdings, Ltd.	2,344,491	2,619,197
	China Hong Kong Photo Products Holdings, Ltd.	5,107,000	566,207
*	China Investments Holdings, Ltd.	1,186,800	53,954
	China Motor Bus Co.	57,000	484,107
	China Oriental Group Co., Ltd.	180,000	124,840
# *	China Pharmaceutical Group, Ltd.	14,972,000	5,933,484
#	China Rare Earth Holdings, Ltd.	7,831,300	2,009,557
	China Resources Logic, Ltd.	8,582,000	1,605,320
*	China Rich Holdings, Ltd.	510,800	21,532
*	China Star Entertainment, Ltd.	9,573,570	176,846
	China Zirconium, Ltd.	7,252,000	1,295,320
	Chinney Investments, Ltd.	1,912,000	253,616
#	Chong Hing Bank, Ltd.	2,166,000	5,052,811
#	Chow Sang Sang Holdings	3,250,800	4,298,527
	Chuang’s China Investments, Ltd.	11,422,000	1,540,275
#	Chuang’s Consortium International, Ltd.	16,257,608	3,925,063
	Chun Wo Holdings, Ltd.	6,945,143	1,634,840
	City e-Solutions, Ltd.	472,964	74,191
#	City Telecom, Ltd.	2,192,000	593,025
	CNT Group, Ltd.	7,146,571	266,276
	Coastal Greenland, Ltd.	3,362,000	890,054
	COL Capital, Ltd.	2,196,600	1,847,909
	Continental Holdings, Ltd.	506,000	117,821
#	Coslight Technology International Group, Ltd.	2,162,000	1,222,048
	Cosmos Machinery Enterprises, Ltd.	1,145,400	111,400
*	Dan Form Holdings Co., Ltd.	5,294,000	494,424
	Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	22,750
*	Digitalhongong.com	12	1
*	Dynamic Global Holdings, Ltd.	990,000	23,308
	Dynamic Holdings, Ltd.	974,000	426,045
*	Easyknit International Holdings, Ltd.	4,658,440	162,477
*	Emperor Capital Group, Ltd.	2,365,800	461,779
	Emperor International Holdings, Ltd.	13,537,000	6,083,447
*	ENM Holdings, Ltd.	23,592,000	1,077,019
	EPI (Holdings), Ltd.	113,928	7,674
*	Ezcom Holdings, Ltd.	67,280	415
#	Far East Consortium	3,732,536	2,003,558
*	Far East Technology International, Ltd.	89,760	19,174
#	First Natural Foods Holdings, Ltd.	6,810,000	1,026,910
	First Sign International Holdings, Ltd.	2,440,000	201,089
#	Fountain Set Holdings, Ltd.	14,994,000	3,394,659
	Four Seas Food Investment Holdings, Ltd.	214,000	35,473
# *	Frasers Property China, Ltd.	41,172,000	1,544,604
*	Freeman Corp., Ltd.	30,240,195	271,694
	Fubon Bank Hong Kong, Ltd.	4,043,000	2,393,158
	Get Nice Holdings, Ltd.	15,538,000	1,626,407
	Global Green Tech Group, Ltd.	14,875,600	4,007,417
	Gold Peak Industries (Holdings), Ltd.	2,021,000	336,446
	Golden Resources Development International, Ltd.	8,433,000	652,865
*	Gold-Face Holdings, Ltd.	1,158,000	—
	Goldlion Holdings, Ltd.	9,533,000	3,228,791
	Golik Holdings, Ltd.	1,216,000	54,479
#	Grande Holdings, Ltd.	3,148,000	1,214,436
	Great Eagle Holdings, Ltd.	1,676,371	6,524,802
	Group Sense (International), Ltd.	2,152,000	97,986

17

	Guangzhou Investment Co., Ltd.	27,246,000	8,958,282
	Hang Fung Gold Technology, Ltd.	12,383,108	2,316,495
	Hanison Construction Holdings, Ltd.	289,216	42,659
#	Hanny Holdings, Ltd.	48,019,200	1,376,447
#	Harbour Centre Development, Ltd.	1,492,000	3,613,421
	High Fashion International, Ltd.	962,000	335,930
#	HKR International, Ltd.	17,367,998	17,098,252
#	Hon Kwok Land Investment Co., Ltd	6,080,000	2,455,940
*	Honesty Treasure International Holdings, Ltd.	16,238,000	824,022
*	Hong Fok Land, Ltd.	4,248,000	5,456
	Hong Kong and Shanghai Hotels, Ltd.	3,966,485	6,804,296
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	1,762,076
*	Hong Kong Parkview Group, Ltd.	646,000	172,578
	Hongkong Chinese, Ltd.	12,986,000	2,693,664
*	Hop Hing Holdings, Ltd.	604,000	52,859
	Hopewell Holdings, Ltd.	1,398,800	6,377,970
	Hsin Chong Construction Group, Ltd.	1,482,000	465,752
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	341,637
	Huafeng Textile International Group, Ltd.	11,400,100	1,101,531
*	Hualing Holdings, Ltd.	12,475,000	967,898
	Hysan Development Co., Ltd.	1,585	4,552
# *	IDT International, Ltd.	2,200,000	111,577
*	Interchina Holdings Co., Ltd.	66,950,000	1,035,381
	IPE Group, Ltd.	3,485,000	468,158
	ITC Corp., Ltd.	26,116,227	2,086,740
*	ITC Properties Group, Ltd.	17,825,000	953,721
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
	Jiuzhou Development Co., Ltd.	18,230,000	1,839,828
	K Wah International Holdings, Ltd.	18,708,990	12,215,906
	Kantone Holdings, Ltd.	21,645,533	2,175,593
	Karce International Holdings Co., Ltd.	1,608,000	88,690
	Keck Seng Investments	2,734,000	2,167,735
	Kee Shing Holdings	256,000	31,560
	Kin Yat Holdings, Ltd.	1,172,000	357,542
	King Fook Holdings	338,000	42,666
	Kingmaker Footwear Holdings, Ltd.	338,000	32,498
	KTP Holdings, Ltd.	758,000	81,242
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	213,185
#	Lai Fung Holdings, Ltd.	87,026,437	4,517,235
*	Lai Sun Development Co., Ltd.	82,651,800	2,506,704
*	Lai Sun Garment International, Ltd.	31,296,000	2,540,019
	Lam Soon (Hong Kong), Ltd.	203,250	127,867
	Lerado Group Holding Co.	9,010,000	777,151
	Lippo, Ltd.	2,038,000	1,854,874
	Liu Chong Hing Investment, Ltd.	2,066,000	2,921,031
*	M Dream Inworld, Ltd.	4,079	230
	Magnificent Estates	34,794,600	1,353,758
	Melbourne Enterprises	41,000	285,785
	Midas International Holdings, Ltd.	2,410,000	286,424
#	Min Xin Holdings	3,688,000	2,328,177
# *	Minmetals Holdings, Ltd.	8,816,000	3,573,988
*	Mirabell International Holdings	920,000	537,893
	Miramar Hotel & Investment	1,729,000	2,854,815
*	Nam Fong International Holdings, Ltd.	1,740,000	16,761
*	Nam Hing Holdings, Ltd.	188,000	6,133

18

	Nam Tai Electronic & Electrical Products, Ltd.	1,883,000	432,605
	Nanyang Holdings	101,350	258,718
	National Electronics Holdings	5,104,000	422,751
*	New City China Development, Ltd.	6,760	230
#	New World China Land, Ltd.	5,728,000	5,968,356
	New World Development Co., Ltd.	1,060	4,061
	Ngai Lik Industrial Holdings, Ltd.	11,062,000	682,089
*	Orient Power Holdings, Ltd.	2,182,573	52,701
	Oriental Watch Holdings	1,128,000	434,898
#	Pacific Andes International Holdings, Ltd.	6,238,687	1,724,031
#	Pacific Century Premium Developments, Ltd.	18,256,000	6,091,006
	Paliburg Holdings, Ltd.	100,629,000	2,801,926
#	Playmates Holdings, Ltd.	19,410,000	1,725,120
	Pokfulam Development Co., Ltd.	244,000	233,649
#	Poly Hong Kong Investment, Ltd.	12,223,500	12,987,152
*	Poly Investments Holdings, Ltd.	2,507,200	335,842
	Proview International Holdings, Ltd.	10,050,438	1,188,465
#	Public Financial Holdings, Ltd.	2,290,000	1,277,467
#	PYI Corp., Ltd.	4,128,698	1,764,024
	Raymond Industrial, Ltd.	872,000	159,382
*	Riche Multi-Media Holdings, Ltd.	5,680,000	179,713
	Rivera Holdings, Ltd.	3,152,000	174,963
*	Riverhill Holdings, Ltd.	54,398	755
*	RNA Holdings, Ltd.	580,200	2,012
	Roadshow Holdings, Ltd.	2,956,000	269,641
*	San Miguel Brewery	1,130,400	226,000
*	Sanyuan Group, Ltd.	258,750	4,985
	Sea Holdings, Ltd.	1,541,000	1,229,423
#	Shell Electric Manufacturing Co., Ltd.	5,292,974	6,989,383
	Shougang Concord Century Holdings, Ltd.	12,362,000	1,746,505
*	Shun Ho Resources Holdings, Ltd.	510,000	123,683
*	Shun Ho Technology Holdings, Ltd.	814,380	156,700
#	Silver Grant International	31,052,000	5,968,942
	Sincere Co., Ltd.	2,258,000	135,598
	Sing Tao News Corp., Ltd.	3,000,000	511,698
*	Sino-i Technology, Ltd.	125,557,000	2,136,144
	Sinopec Kantons Holdings, Ltd.	2,495,200	618,765
	SIS International Holdings, Ltd.	376,000	83,024
	Skyworth Digital Holdings, Ltd.	21,520,900	3,224,329
	Solartech International Holdings, Ltd.	3,090,000	186,473
#	Solomon Systech International, Ltd.	5,256,000	447,703
	South China (China), Ltd.	5,910,000	549,203
	South China Holdings, Ltd.	4,060,800	610,845
	Stelux Holdings International, Ltd.	2,779,552	255,638
	Styland Holdings, Ltd.	1,359,999	3,843
#	Sun Hung Kai & Co., Ltd.	3,373,000	4,612,081
	Sunway International Holdings, Ltd.	1,002,000	40,002
#	Symphony Holdings, Ltd.	2,302,000	236,957
	Tai Cheung Holdings	5,486,000	4,567,179
	Tai Fook Securities Group, Ltd.	2,960,000	2,183,216
	Tai Sang Land Development, Ltd.	1,265,900	672,869
	Tak Sing Alliance Holdings	3,647,335	801,858
#	Tan Chong International, Ltd.	3,843,000	1,302,476
# *	TCL Multimedia Technology Holdings, Ltd.	22,582,600	1,370,049
#	Tern Properties	168,000	107,887

19

#	Tian An China Investments	7,650,700	11,582,731
	Tian Teck Land	800,000	602,874
	Tianjin Development Holdings, Ltd.	8,014,000	9,414,610
*	Tomorrow International Holdings, Ltd.	2,597,570	419,393
*	Topsearch International (Holdings), Ltd.	3,626,000	228,576
	Tungtex (Holdings) Co., Ltd.	558,000	139,444
	Tysan Holdings, Ltd.	614,000	79,913
	U-Right International Holdings, Ltd.	39,602,000	1,432,158
	USI Holdings, Ltd.	672,749	518,336
	Van Shung Chong Holdings, Ltd.	1,886,000	267,822
#	Varitronix International, Ltd.	2,050,000	1,586,901
	Vedan International (Holdings), Ltd.	2,504,000	283,868
#	Victory City International Holdings	1,247,337	342,987
	Wai Kee Holdings, Ltd.	6,161,000	2,457,677
	Wang On Group, Ltd.	26,480,000	605,326
*	Warderly International Holdings, Ltd.	1,705,000	105,112
#	Wheelock Properties, Ltd.	6,271,000	7,280,345
*	Winfoong International, Ltd.	4,248,000	168,104
#	Wing On Co. International, Ltd.	2,540,000	4,486,348
	Wing On Travel Holdings, Ltd.	241,200	12,273
*	Wing Shan International	2,084,000	139,359
	Wong’s International (Holdings), Ltd.	209,000	20,119
*	Xpress Group, Ltd.	431,200	12,892
	Y. T. Realty Group, Ltd.	1,726,000	421,339
	Yangtzekiang Garment, Ltd.	372,000	115,121
*	Yaohan International Holdings	1,660,000	—
	Yau Lee Holdings, Ltd.	1,409,750	312,396
*	Yue Fung International Group Holding, Ltd.	31,490	4,247
	Yugang International, Ltd.	100,436,000	3,758,593
TOTAL COMMON STOCKS			365,870,537

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	398,700	1,305,794
*	Asia Standard Hotel Rights 08/27/10	20,958,000	—
# *	Asia Standard International Group, Ltd. Rights 08/27/08	17,630,417	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	5,887,726	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	65,523	17,673
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	94,302	25,677
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	747,200	89,250
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	1,164,000	26,611
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	120,800	6,439
*	Kantone Holdings, Ltd. Warrants 01/08/09	4,329,106	—
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	10,800	—
*	Paliburg Holdings, Ltd. Warrants 11/5/07	11,181,000	9,755
*	Riche Multi-Media Holdings, Ltd. Rights 12/07/07	2,840,000	—
*	South China (China), Ltd. Rights 09/06/10	1,182,000	63,761
*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	668,000	420,398
*	Tian An China Investments Rights 12/21/07	1,530,140	1,488,680
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	303,200	1,947
TOTAL RIGHTS/WARRANTS			3,455,985

TOTAL — HONG KONG			369,326,522

20

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Abbey P.L.C.	361,926	3,027,790
*	Blackrock International Land P.L.C.	1,302,200	645,717
*	Datalex P.L.C.	1,342,862	1,375,049
	DCC P.L.C.	465,764	11,599,977
	Donegal Creameries P.L.C.	28,204	260,293
*	Dragon Oil P.L.C.	1,083,892	7,069,056
	Fyffes P.L.C.	7,172,397	9,796,418
	Greencore Group P.L.C.	880,182	5,568,750
	IFG Group P.L.C.	172,564	393,510
*	IONA Technologies P.L.C.	140,643	533,289
*	Irish Continental Group P.L.C.	598,482	20,640,263
*	Lantor	77,019	—
	McInerney Holdings P.L.C.	340,046	621,328
*	Prime Active Capital P.L.C.	13,823	18,003
*	Qualceram Shires P.L.C.	30,338	31,179
	Readymix P.L.C.	1,093,644	2,539,314
	Total Produce P.L.C.	3,890,136	3,846,828
*	Waterford Wedgwood P.L.C.	19,269,829	619,220
TOTAL COMMON STOCKS			68,585,984

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	1	—

TOTAL — IRELAND			68,585,984

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
# *	A.S. Roma SpA	208,000	242,163
	Acegas-APS SpA	294,027	3,081,848
	Aedes SpA	877,512	4,858,973
	Banca Finnat Euramerica SpA	373,722	490,815
	Banca Piccolo Credito Valtellinese Scarl SpA	141,964	1,912,893
#	Banca Popolare dell’Etruria e del Lazio Scrl	684,567	10,599,820
	Banca Popolare di Spoleto SpA	500	6,438
	Benetton Group SpA	579,302	10,683,060
	Biesse SpA	38,320	814,371
	Buzzi Unicem SpA	28,500	789,863
	C.I.R. SpA - Compagnie Industriali Riunite	1,315,000	4,763,798
#	Caltagirone Editore SpA	637,264	4,233,763
	Caltagirone SpA	693,245	6,259,123
	Carraro SpA	133,986	1,351,107
#	Cembre SpA	12,452	114,628
	Cementir SpA	1,646,479	15,589,204
	Centrale del Latte di Torino & Co. SpA	103,570	571,133
*	Cirio Finanziaria SpA	960,000	—
#	Credito Artigiano SpA	958,584	5,359,892
	Cremonini SpA	702,536	2,197,253
*	CSP International Fashion Group SpA	229,280	635,295
#	Danieli & Co. SpA	363,489	11,848,451
	De Longhi SpA	1,089,196	7,388,337
# *	Ducati Motor Holding SpA	2,105,248	5,390,693
	Ergo Previdenza SpA	366,543	1,922,164
*	Fin.Part SpA	809,627	—

21

	Gefran SpA	158,318	1,125,729
#	Gemina SpA	2,038,934	4,195,450
*	Giacomelli Sport SpA	168,000	44,240
# *	Giovanni Crespi SpA	356,351	505,562
#	Granitifiandre SpA	24,518	318,437
	Gruppo Ceramiche Ricchetti SpA	324,663	688,487
	I Grandi Viaggi SpA	283,577	682,506
*	Immobiliare Lombardia SpA	12,505,440	2,482,125
	Industria Romagnola Conduttori Elettrici SpA	156,907	630,997
	Intek SpA	1,893,414	1,991,943
	Italmobiliare SpA	50,818	4,896,985
*	KME Group SpA	1,615,402	3,982,549
	Meliorbanca SpA	715,899	3,497,788
	Milano Assicurazioni SpA	2,138,834	15,718,956
*	Monrif SpA	183,000	254,843
# *	Montefibre SpA	1,371,144	1,116,902
	Navigazione Montanari SpA	681,905	2,840,904
*	NGP SpA	42,059	21,536
# *	Olidata SpA	262,292	400,353
*	Opengate Group SpA	22,800	63,709
*	Pagnossin SpA	79,000	—
	Permasteelisa SpA	29,273	624,508
# *	Pininfarina SpA	43,003	505,936
	Premafin Finanziaria SpA	4,541,081	13,537,500
	Premuda SpA	1,210,650	2,882,866
*	RDM Realty SpA	16,446	83,694
*	Reno de Medici SpA	2,325,351	1,972,733
*	Richard-Ginori 1735 SpA	134,357	80,982
*	Sirti SpA	139,803	541,767
	Smurfit Sisa SpA	90,000	318,719
# *	Snia SpA	815,168	964,045
	Sogefi SpA	101,876	879,321
	Sol SpA	129,652	1,007,299
# *	Sorin SpA	2,098,685	4,216,169
*	Stefanel SpA	200,646	695,339
	Trevi Finanziaria SpA	250,036	4,415,041
	Vianini Industria SpA	189,600	980,887
	Vianini Lavori SpA	334,981	5,656,787
*	Vincenzo Zucchi SpA	122,989	609,485
TOTAL COMMON STOCKS			186,538,164

RIGHTS/WARRANTS — (0.0%)
*	Gemina SpA Rights 11/30/07	34,650	38,019
*	Intek SpA Warrants 06/13/08	701,260	148,757
TOTAL RIGHTS/WARRANTS			186,776

TOTAL — ITALY			186,724,940

JAPAN — (21.6%)
COMMON STOCKS — (21.6%)
#	ABILIT Corp.	473,800	1,093,029
	Achilles Corp.	1,034,000	1,515,457
	ADVANEX, Inc.	47,000	65,944
*	Aeon Hokkaido Corp.	388,700	1,192,254

22

	Agro-Kanesho Co., Ltd.	18,000	137,148
	Aichi Machine Industry Co., Ltd.	1,523,000	3,385,465
	Aida Engineering, Ltd.	316,000	1,896,164
#	Aigan Co., Ltd.	405,000	2,606,411
#	Aiphone Co., Ltd.	28,500	449,532
	Airport Facilities Co., Ltd.	299,000	1,995,686
	Aisan Industry Co., Ltd.	157,800	1,978,238
*	Allied Telesis Holdings K.K.	1,340,900	597,592
	Aloka Co., Ltd.	410,000	5,763,160
# *	Altech Co., Ltd.	155,700	534,515
	Ando Corp.	1,740,000	2,750,748
#	AOC Holdings, Inc.	34,800	564,683
	AOI Advertising Promotion, Inc.	11,500	67,272
	AOI Electronics Co., Ltd.	26,400	315,126
	AOKI Holdings, Inc.	317,600	6,101,945
	Arakawa Chemical Industries, Ltd.	270,300	2,948,403
	Araya Industrial Co., Ltd.	1,049,000	2,691,743
#	Arisawa Manufacturing Co., Ltd.	93,282	1,035,851
	Aronkasei Co., Ltd.	393,000	1,678,872
	Asahi Kogyosha Co., Ltd.	477,000	1,603,043
	Asahi Organic Chemicals Industry Co., Ltd.	1,226,000	3,758,818
# *	Asahi Tec Corp.	2,625,000	2,584,867
	Asanuma Corp.	1,190,000	1,884,623
	Ashimori Industry Co., Ltd.	1,130,000	2,154,199
	Asia Air Survey Co., Ltd.	79,000	299,424
	ASKA Pharmaceutical Co., Ltd.	395,000	3,513,412
	Asti Corp.	81,000	279,568
#	Asunaro Aoki Construction Co., Ltd.	711,500	4,611,603
	Ataka Construction & Engineering Co., Ltd.	136,000	359,722
#	Atsugi Co., Ltd.	5,489,000	7,392,686
	Autobacs Seven Co., Ltd.	397,600	8,545,078
#	Azel Corp.	1,023,000	2,895,809
	Bank of the Ryukyus, Ltd.	288,300	3,982,258
# *	Banners Co., Ltd.	396,000	128,049
#	Best Denki Co., Ltd.	1,729,500	13,445,015
	Biken Techno Corp.	61,400	277,025
	Bunka Shutter Co., Ltd.	268,000	1,111,221
#	CAC Corp.	43,000	328,337
#	Calsonic Kansei Corp.	2,699,000	15,293,898
	Catena Corp.	265,800	542,822
# *	Cecile Co., Ltd.	134,600	366,970
#	Central Finance Co., Ltd.	691,000	1,501,423
	Central Glass Co., Ltd.	493,000	1,824,005
#	Central Security Patrols Co., Ltd.	47,800	435,180
	CFS Corp.	55,500	257,250
	Chodai Co., Ltd.	58,000	200,554
#	Chofu Seisakusho Co., Ltd.	392,000	6,424,498
#	Chubu Shiryo Co., Ltd.	192,000	1,909,567
#	Chudenko Corp.	552,160	10,513,499
#	Chuetsu Pulp and Paper Co., Ltd.	1,970,000	4,174,434
#	Chugai Mining Co., Ltd.	5,479,800	2,042,111
	Chuo Corp.	30,000	86,542
	Chuo Gyorui Co., Ltd.	664,000	1,625,824
#	Chuo Spring Co., Ltd.	912,000	3,405,217
#	Cleanup Corp.	442,400	3,144,513

23

#	CMK Corp.	517,100	3,832,385
	Coca-Cola Central Japan Co., Ltd.	1,084	8,216,232
	Computer Engineering & Consulting, Ltd.	47,500	438,035
	Corona Corp.	360,100	5,018,353
	Cresco, Ltd.	105,500	898,065
	Cross Plus, Inc.	81,100	962,708
	CTI Engineering Co., Ltd.	211,800	1,466,397
	Dai-Dan Co., Ltd.	587,000	2,842,435
	Daido Kogyo Co., Ltd.	403,000	1,129,286
#	Daido Metal Co., Ltd.	403,000	2,077,402
	Daiho Corp.	1,153,000	1,520,998
#	Daiichi Jitsugyo Co., Ltd.	70,000	325,241
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	670,000	1,692,168
#	Daiko Clearing Services Corp.	334,300	2,420,437
	Daiko Denshi Tsushin, Ltd.	89,000	177,617
	Daimaruenawin Co., Ltd	10,600	64,624
	Dainichi Co., Ltd.	263,600	2,260,270
	Daisyo Corp.	18,400	254,385
# *	Daito Woolen Spinning & Weaving Co., Ltd.	726,000	718,425
#	Daiwabo Information System Co., Ltd.	427,000	6,045,493
#	Danto Holdings Corp.	478,000	1,102,036
	DC Co., Ltd.	442,000	1,481,842
#	DCM Japan Holdings Co., Ltd.	641,660	4,775,095
	Denyo Co., Ltd.	261,700	2,585,700
#	Descente, Ltd.	331,000	1,744,108
# *	DIA Kensetsu Co., Ltd.	709,500	272,030
	Dijet Industrial Co., Ltd.	53,000	105,366
#	DMW Corp.	58,800	1,200,061
#	DyDo Drinco, Inc.	103,600	4,158,045
*	Edosawa Co., Ltd.	47,000	90,822
	Eikoh, Inc.	54,000	187,148
# *	Eneserve Corp.	405,900	1,729,069
#	Enplas Corp.	517,900	6,281,192
#	ESPEC Corp.	260,300	1,780,630
	FALCO biosystems, Ltd.	21,000	152,490
#	Fine Sinter Co., Ltd.	84,000	335,273
# *	First Baking Co., Ltd.	1,170,000	1,506,332
#	Fuji Electric Engineering & Construction Co., Ltd.	44,000	72,427
#	Fuji Kiko Co., Ltd.	169,000	388,469
#	Fuji Oil Co., Ltd.	664,400	5,132,258
	Fujicco Co., Ltd.	454,600	4,929,905
	Fujikura Rubber, Ltd.	30,000	155,936
	Fujita Corp.	38,700	115,986
	Fujitsu Business Systems, Ltd.	469,700	5,935,896
	Fujitsu Frontech, Ltd.	346,100	3,128,434
	Fukuda Corp.	564,000	2,048,136
#	Fukuyama Transporting Co., Ltd.	3,858,000	16,307,170
	Fuso Dentsu Co., Ltd.	74,000	257,836
#	Fuso Pharmaceutical Industries, Ltd.	1,599,000	4,380,295
#	Futaba Corp.	645,500	13,463,204
#	Futaba Industrial Co., Ltd.	101,000	2,752,515
#	Gakken Co., Ltd.	2,175,000	5,465,375
	Gecoss Corp.	452,500	2,487,586
	Geostar Corp.	90,000	143,228
	Global-Dining, Inc.	53,700	178,447

24

	Godo Steel, Ltd.	2,254,000	6,634,212
# *	Goldwin, Inc.	1,066,000	1,570,078
	Gourmet Kineya Co., Ltd.	231,000	1,846,217
	Gro-BeLS Co., Ltd.	774,000	1,263,650
# *	GSI Creos Corp.	1,372,000	1,341,377
#	Gun-Ei Chemical Industry Co., Ltd.	1,441,000	3,261,892
	Gunze, Ltd.	80,000	335,685
	Hakuto Co., Ltd.	115,900	1,547,196
#	Happinet Corp.	10,900	148,403
	Harima Chemicals, Inc.	395,000	2,014,750
#	Haruyama Trading Co., Ltd.	299,000	2,294,906
#	Hazama Corp.	1,583,000	1,760,617
	Heiwa Corp.	198,300	1,689,358
	Heiwado Co., Ltd.	85,000	1,541,359
	Hibiya Engineering, Ltd.	662,000	5,369,115
	Higashi-Nippon Bank, Ltd.	1,210,000	4,354,181
	Hitachi Business Solution Co., Ltd.	27,600	164,796
	Hitachi Cable, Ltd.	56,000	361,806
#	Hitachi Maxell, Ltd.	995,600	12,600,270
	Hitachi Medical Corp.	676,000	5,830,025
	Hitachi Metals Techno, Ltd.	53,500	270,028
	Hitachi Powdered Metal Co., Ltd.	303,000	1,423,035
	Hitachi Transport System, Ltd.	1,066,000	12,276,692
#	Hodogaya Chemical Co., Ltd.	965,000	2,594,268
	Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,884,712
	Hokkan Holdings, Ltd.	907,000	2,852,419
	Hokko Chemical Industry Co., Ltd.	374,000	1,365,354
#	Hokuetsu Paper Mills, Ltd.	4,177,000	19,706,808
	Hokuriku Electrical Construction Co., Ltd.	205,000	588,282
	Horipro, Inc.	168,700	2,186,150
#	Howa Machinery, Ltd.	657,000	590,238
	I Metal Technology Co., Ltd.	428,000	894,706
#	Ichikawa Co., Ltd.	310,000	1,106,864
#	Ichikoh Industries, Ltd.	277,000	671,429
	Ihara Chemical Industry Co., Ltd.	740,000	1,732,759
	i-Logistics Corp.	254,000	522,288
#	Image Holdings Co., Ltd.	251,500	987,532
#	Imasen Electric Industrial Co., Ltd.	132,800	2,170,690
#	Impress Holdings, Inc.	4,454	774,253
	Inaba Seisakusho Co., Ltd.	37,000	594,270
	Inabata and Co., Ltd.	1,059,400	6,110,974
#	Ines Corp.	1,202,600	6,270,699
# *	Iseki & Co., Ltd.	1,967,000	3,369,397
*	Ishikawajima Construction Materials Co., Ltd.	173,000	272,197
	Ishikawajima Transport Machinery Co., Ltd.	297,000	1,305,469
	Ishizuka Glass Co., Ltd.	659,000	1,444,344
	Itochu Enex Co., Ltd.	775,300	5,712,705
	Itochu-Shokuhin Co., Ltd.	17,700	491,767
#	Itoham Foods, Inc.	3,636,000	14,905,122
#	Itoki Corp.	252,100	1,816,361
	Iwaki & Co., Ltd.	773,000	1,719,695
#	Iwasaki Electric Co., Ltd.	1,480,000	3,232,901
# *	Iwatsu Electric Co., Ltd.	50,000	61,075
#	Izumiya Co., Ltd.	1,605,000	8,761,323
# *	J Bridge Corp.	1,451,700	684,888

25

#	Japan Digital Laboratory Co., Ltd.	482,500	6,831,457
#	Japan Foundation Engineering Co., Ltd.	590,600	1,568,015
# *	Japan Medical Dynamic Marketing, Inc.	451,900	1,401,178
	Japan Oil Transportation Co., Ltd.	576,000	1,233,430
#	Japan Pulp & Paper Co., Ltd.	1,707,000	6,306,647
	Japan Radio Co., Ltd.	400,000	1,477,116
	Japan Steel Tower Co., Ltd.	156,000	887,390
#	Japan Transcity Corp.	589,000	2,787,406
	JBIS Holdings, Inc.	37,700	142,383
#	Jeans Mate Corp.	11,708	100,948
	JIEC Co., Ltd.	50	47,340
	JMS Co., Ltd.	787,000	1,887,400
# *	Joban Kosan Co., Ltd.	1,196,000	1,882,665
#	J-Oil Mills, Inc.	883,000	2,681,798
#	Joshin Denki Co., Ltd.	578,000	4,738,664
	JSP Corp.	322,700	3,403,763
	Juntendo Co., Ltd.	57,000	81,696
	K.R.S. Corp.	157,800	1,525,066
#	Kadokawa Holdings, Inc.	22,200	672,558
	Kameda Seika Co., Ltd.	38,000	534,432
	Kamei Corp.	479,000	2,350,649
	Kanaden Corp.	465,000	2,835,109
	Kanamoto Co., Ltd.	447,000	3,252,310
#	Kandenko Co., Ltd.	1,339,000	8,425,726
#	Kanematsu Electronics, Ltd.	129,400	1,032,710
#	Kanto Natural Gas Development Co., Ltd.	667,000	4,053,788
#	Kasai Kogyo Co., Ltd.	196,000	605,144
	Kasei (C.I.) Co., Ltd.	415,000	1,123,882
	Katakura Chikkarin Co., Ltd.	249,000	663,890
	Kato Sangyo Co., Ltd.	230,200	2,770,086
	Kato Works Co., Ltd.	749,000	3,273,137
# *	Kawada Industries, Inc.	974,000	1,850,662
	Kawasaki Kasei Chemicals, Ltd.	658,000	1,221,255
	Kawasumi Laboratories, Inc.	239,000	1,523,039
	Keihanshin Real Estate Co., Ltd.	190,000	967,015
#	Key Coffee, Inc.	121,200	1,651,324
	Kioritz Corp.	1,038,000	2,629,670
# *	Kishu Paper Co., Ltd.	2,645,000	3,882,335
#	Kissei Pharmaceutical Co., Ltd.	643,000	13,107,967
	Kitagawa Iron Works Co., Ltd.	123,000	241,378
#	Kitano Construction Corp.	938,000	1,912,164
	Kitazawa Sangyo Co., Ltd.	247,000	765,136
	Koa Corp.	483,100	4,146,389
#	Kobayashi Yoko Co., Ltd.	237,800	1,628,477
	Koekisha Co., Ltd.	68,700	1,227,207
#	Kohnan Shoji Co., Ltd.	733,900	12,091,719
	Koito Industries, Ltd.	304,000	1,042,625
#	Kojima Co., Ltd.	696,000	3,655,568
# *	KOKUSAI KOGYO Holdings Co., Ltd.	915,000	3,532,691
#	Kokuyo Co., Ltd.	951,375	8,521,360
#	Komai Tekko, Inc.	799,000	1,388,321
#	Komatsu Seiren Co., Ltd.	717,000	3,237,535
	Komatsu Wall Industry Co., Ltd.	146,900	1,989,411
	Komori Corp.	115,700	2,765,715
#	Konaka Co., Ltd.	643,749	5,847,430

26

	Kondotec, Inc.	35,000	251,784
	Konishi Co., Ltd.	264,600	2,360,329
#	Kosaido Co., Ltd.	309,400	2,462,482
#	Kosei Securities Co., Ltd.	614,000	838,079
	Ku Holdings Co., Ltd.	171,700	658,522
#	Kumiai Chemical Industry Co., Ltd.	1,351,000	2,408,834
	Kurabo Industries, Ltd.	5,327,000	13,159,820
	Kureha Corp.	701,000	3,721,033
#	Kurimoto, Ltd.	3,613,000	7,092,831
	Kuroganeya Co., Ltd.	99,000	385,305
#	Kyodo Printing Co., Ltd.	1,897,000	5,215,159
#	Kyoei Sangyo Co., Ltd.	363,000	1,187,115
#	Kyokuto Boeki Kaisha, Ltd.	499,000	1,643,529
	Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	6,351,341
	Kyosan Electric Manufacturing Co., Ltd.	819,000	2,892,542
	Kyowa Leather Cloth Co., Ltd.	352,500	2,081,509
	Kyudenko Corp.	1,220,000	6,742,765
# *	Laox Co., Ltd.	1,219,000	1,137,037
	Lapine Co., Ltd.	145,000	210,770
# *	Lonseal Corp.	696,000	658,741
#	Look, Inc.	800,000	1,289,183
	Macnica, Inc.	125,400	2,681,288
#	Maeda Corp.	4,690,000	15,641,419
	Maeda Road Construction Co., Ltd.	1,855,000	15,318,106
#	Maezawa Industries, Inc.	279,600	856,650
#	Maezawa Kaisei Industries Co., Ltd.	179,300	2,191,360
#	Maezawa Kyuso Industries Co., Ltd.	109,300	1,930,056
	Marubun Corp.	249,900	2,070,020
	Marudai Food Co., Ltd.	2,925,000	6,758,066
#	Maruei Department Store Co., Ltd.	675,000	2,015,593
#	Maruwa Co., Ltd.	95,700	1,628,368
	Maruwn Corp.	296,200	850,442
#	Maruyama Manufacturing Co., Inc.	97,000	259,681
	Maruzen Co., Ltd.	20,000	89,120
	Maruzen Showa Unyu Co., Ltd.	1,302,000	4,511,062
	Maspro Denkoh Corp.	394,200	3,233,743
	Matsui Construction Co., Ltd.	447,700	1,896,573
# *	Matsuo Bridge Co., Ltd.	885,000	948,713
# *	Meiji Machine Co., Ltd.	1,572,000	709,656
#	Meito Sangyo Co., Ltd.	57,200	1,110,029
#	Meiwa Estate Co., Ltd.	235,500	2,520,276
	Meiwa Industry Co., Ltd.	152,000	409,638
#	Mercian Corp.	3,212,000	7,003,219
	Mesco, Inc.	92,000	581,477
	Mikuni Coca-Cola Bottling Co., Ltd.	592,300	6,719,641
	Mikuni Corp.	172,000	540,876
	Mitsuba Corp.	883,000	5,434,509
#	Mitsubishi Paper Mills, Ltd.	4,133,000	9,379,403
#	Mitsubishi Pencil Co., Ltd.	136,000	2,027,353
	Mitsubishi UFJ Financial Group, Inc.	570	5,629
	Mitsuboshi Belting, Ltd.	65,000	331,508
	Mitsumura Printing Co., Ltd.	88,000	322,630
	Mitsuuroko Co., Ltd.	802,100	5,531,873
# *	Miyairi Valve Manufacturing Co., Ltd.	264,900	360,740
# *	Miyaji Engineering Group	1,715,175	1,871,147

27

#	Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,834,605
#	Miyuki Keori Co., Ltd.	533,000	1,489,448
#	Mizuno Corp.	879,000	5,591,438
	Morinaga Milk Industry Co., Ltd.	1,411,000	4,008,961
	Morita Corp.	148,000	799,125
	Moritex Corp.	25,100	105,445
#	Morozoff, Ltd.	509,000	1,626,884
	Mory Industries, Inc.	582,000	2,091,653
	MOS Food Services, Inc.	50,600	682,423
#	MR Max Corp.	675,300	2,947,267
	Mutow Co., Ltd.	543,500	2,469,784
	Nagase & Co., Ltd.	284,000	3,215,655
# *	Naigai Co., Ltd.	2,708,000	2,420,257
#	Nakabayashi Co., Ltd.	964,000	1,795,103
#	Nakayama Steel Works, Ltd.	3,072,000	6,805,100
	Nakayo Telecommunications, Inc.	500,000	1,157,692
	NEC Leasing, Ltd.	137,000	2,159,928
#	NEC System Integration & Construction, Ltd.	477,800	5,689,449
	Neturen Co., Ltd., Tokyo	264,000	3,315,285
	Nice Holdings, Inc.	1,241,000	4,391,636
#	Nichia Steel Works, Ltd.	854,200	3,258,079
	Nichiban Co., Ltd.	567,000	1,687,260
	Nichicon Corp.	1,367,100	14,565,033
#	Nichiha Corp.	279,600	1,843,753
#	Nichimo Co., Ltd.	920,000	1,466,962
	Nichireki Co., Ltd.	554,000	1,809,800
	Nihon Kagaku Sangyo Co., Ltd.	16,000	124,147
#	Nihon Matai Co., Ltd.	589,000	927,331
	Nihon Shokuh Kako Co., Ltd.	170,000	369,088
	Nihon Tokushu Toryo Co., Ltd.	75,000	374,940
#	Nikko Co., Ltd.	527,000	1,246,159
#	Nippo Corp.	1,643,000	11,786,235
#	Nippon Beet Sugar Manufacturing Co., Ltd.	3,098,000	6,773,578
	Nippon Chemical Industrial Co., Ltd.	1,843,000	5,041,111
#	Nippon Chutetsukan K.K.	582,000	1,026,581
#	Nippon Concrete Industries Co., Ltd.	1,088,000	2,264,850
	Nippon Densetsu Kogyo Co., Ltd.	1,095,000	7,851,622
	Nippon Denwa Shisetu Co., Ltd.	824,000	2,274,537
	Nippon Felt Co., Ltd.	73,100	403,943
	Nippon Fine Chemical Co., Ltd.	332,900	2,401,027
	Nippon Flour Mills Co., Ltd.	3,424,000	12,826,095
	Nippon Foil Mfg., Co., Ltd.	222,000	366,343
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	49,036
#	Nippon Hume Corp.	544,000	1,794,546
	Nippon Jogesuido Sekkei Co., Ltd.	218	213,254
	Nippon Koei Co., Ltd., Tokyo	1,400,000	3,909,573
	Nippon Konpo Unyu Soko Co., Ltd.	408,000	5,352,526
	Nippon Pigment Co., Ltd.	35,000	131,821
#	Nippon Piston Ring Co., Ltd.	1,814,000	3,052,210
#	Nippon Sharyo, Ltd.	3,416,000	6,386,065
	Nippon Shinyaku Co., Ltd.	1,054,000	10,473,725
	Nippon Signal Co., Ltd.	69,000	374,628
	Nippon Soda Co., Ltd.	1,412,000	6,155,655
#	Nippon Systemware Co., Ltd.	211,200	1,181,153
	Nippon Tungsten Co., Ltd.	243,000	561,205

28

	Nipro Corp.	186,000	3,597,373
# *	NIS Group Co., Ltd.	1,994,500	6,004,739
#	Nishimatsu Construction Co., Ltd.	8,152,073	23,043,669
	Nishishiba Electric Co., Ltd.	104,000	282,389
	Nissan Shatai Co., Ltd.	1,090,000	8,597,435
	Nissei Plastic Industrial Co., Ltd.	326,900	1,446,344
#	Nisshin Fudosan Co., Ltd.	118,600	946,413
	Nisshinbo Industries, Inc.	103,000	1,372,466
	Nissho Electronics Corp.	302,200	1,903,860
	Nissin Corp.	213,000	703,741
	Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,434,914
	Nissui Pharmaceutical Co., Ltd.	239,800	1,748,369
#	Nittan Valve Co., Ltd.	100,800	639,740
#	Nittetsu Mining Co., Ltd.	2,032,000	14,936,462
	Nitto FC Co., Ltd.	243,000	1,269,625
	Nitto Flour Milling Co., Ltd.	370,000	1,144,352
*	Nittoc Construction Co., Ltd.	328,000	181,173
# *	Niws Co. HQ, Ltd.	18,328	665,758
	Noda Corp.	135,500	426,290
#	Nohmi Bosai, Ltd.	377,000	2,379,038
#	Noritsu Koki Co., Ltd.	356,000	7,279,254
#	Noritz Corp.	89,100	1,193,780
	Obayashi Road Corp.	671,000	1,101,214
	Odakyu Construction Co., Ltd.	183,000	377,840
	OHBA Co., Ltd.	42,000	42,607
	Oie Sangyo Co., Ltd.	12,700	93,582
#	Okabe Co., Ltd.	592,000	2,664,038
#	Okumura Corp.	3,638,000	16,632,538
#	Okura Industrial Co., Ltd.	1,021,000	2,541,025
	Olympic Corp.	377,000	2,619,587
* #	Omikenshi Co., Ltd.	689,000	444,021
#	Onoken Co., Ltd.	205,000	2,490,960
#	Oriental Shiraishi Corp.	390,400	960,177
	Oriental Yeast Co., Ltd.	269,000	1,367,489
	Original Engineering Consultants Co., Ltd.	57,500	144,797
	Osaka Organic Chemical Industry, Ltd.	21,000	108,520
	Osaka Steel Co., Ltd.	630,800	8,733,640
	Oyo Corp.	505,700	6,355,713
	P.S. Mitsubishi Construction Co., Ltd.	305,500	859,578
#	Pacific Industrial Co., Ltd.	1,106,000	5,108,083
#	PanaHome Corp.	535,000	3,657,107
#	Paramount Bed Co., Ltd.	302,000	4,442,560
	Patlite Corp.	50,900	572,995
# *	Penta-Ocean Construction Co., Ltd.	3,523,000	6,126,435
	Piolax, Inc.	205,300	4,300,338
#	Raito Kogyo Co., Ltd.	1,098,000	2,913,573
# *	Renown, Inc.	1,059,260	8,442,187
	Rheon Automatic Machinery Co., Ltd.	305,000	975,447
#	Rhythm Watch Co., Ltd.	3,175,000	4,256,461
	Ricoh Elemex Corp.	229,000	1,901,415
	Ricoh Leasing Co., Ltd.	23,600	553,318
	Rikei Corp.	163,500	363,725
	Riken Electric Wire Co., Ltd.	25,000	31,388
	Riken Technos Corp.	851,000	2,351,793
#	Riken Vitamin Co., Ltd.	51,000	1,424,997

29

#	Royal Co., Ltd.	48,000	512,571
	Ryoden Trading Co., Ltd.	633,000	4,904,852
	Ryosan Co., Ltd.	688,200	17,765,896
	Ryoyo Electro Corp.	623,100	9,266,240
	S Foods, Inc.	59,500	509,062
	Sagami Co., Ltd.	415,000	644,385
	Sakai Chemical Industry Co., Ltd.	1,334,000	5,962,671
#	Sakai Heavy Industries, Ltd.	748,000	1,383,913
	Sakata INX Corp.	187,000	1,005,991
#	Sakata Seed Corp.	870,100	11,997,535
#	Sala Corp.	341,500	1,723,934
	San-Ai Oil Co., Ltd.	1,238,000	4,827,525
	Sanden Corp.	2,669,000	14,466,177
# *	Sanix, Inc.	1,402,100	4,666,468
#	Sanken Electric Co., Ltd.	493,000	2,625,855
#	Sanki Engineering Co., Ltd.	1,551,000	9,118,110
	Sanko Co., Ltd.	67,000	331,899
#	Sanko Metal Industrial Co., Ltd.	218,000	379,300
#	Sankyo Seiko Co., Ltd.	708,700	1,799,074
#	Sankyo-Tateyama Holdings, Inc.	2,885,000	3,484,665
#	Sanoh Industrial Co., Ltd.	318,600	2,572,342
	Sanritsu Corp.	111,500	935,079
	Sanshin Electronics Co., Ltd.	663,000	8,884,018
	Sanyo Denki Co., Ltd.	103,000	516,868
	Sanyo Engineering & Construction, Inc.	201,000	898,732
	Sanyo Industries, Ltd., Tokyo	714,000	1,403,388
	Sato Shoji Corp.	145,800	1,076,412
#	Satori Electric Co., Ltd.	62,060	735,806
	Saxa Holdings, Inc.	1,019,000	1,832,797
	Seibu Electric Industry Co., Ltd.	286,000	1,313,923
#	Sekisui Jushi Co., Ltd.	713,000	5,929,236
#	Sekisui Plastics Co., Ltd.	1,583,000	5,050,721
	Sekonic Corp.	100,000	336,031
	Senko Co., Ltd.	1,239,000	3,659,353
	Senshukai Co., Ltd.	149,000	1,519,976
*	Seven Seas Holdings Co., Ltd.	738,000	481,142
	Shibusawa Warehouse Co., Ltd.	293,000	1,798,466
	Shibuya Kogyo Co., Ltd.	132,000	1,080,848
#	Shiga Bank, Ltd.	246,000	1,801,403
#	Shikibo, Ltd.	3,842,000	4,504,045
	Shikoku Bank, Ltd.	2,625,000	10,783,691
	Shikoku Coca-Cola Bottling Co., Ltd.	469,300	5,489,382
#	Shimizu Bank, Ltd.	194,400	8,443,779
	Shin Nippon Air Technologies Co., Ltd.	357,220	1,923,083
	Shinagawa Refractories Co., Ltd.	758,000	2,659,651
#	Shindengen Electric Manufacturing Co., Ltd.	701,000	2,116,066
	Shinkawa, Ltd.	16,000	242,502
# *	Shinki Co., Ltd.	1,470,900	1,417,545
	Shinko Shoji Co., Ltd.	259,000	3,011,068
	Shinko Wire Co., Ltd.	501,000	971,024
#	Shinmaywa Industries, Ltd.	2,597,000	10,326,295
#	Shizuoka Gas Co., Ltd.	254,000	1,292,357
#	Sho-Bond Corp.	376,300	4,540,437
#	Shobunsha Publications, Inc.	301,400	2,588,014
	Shoei Foods Corp.	177,000	811,342

30

	Showa Corp.	252,900	2,150,193
#	Showa Sangyo Co., Ltd.	146,000	360,627
	Showa Tansan Co., Ltd.	215,000	659,492
*	Silver Ox, Inc.	206,000	272,062
	Sinanen Co., Ltd.	983,000	4,786,766
	Sintokogio, Ltd.	299,000	3,155,604
	SKY Perfect JSAT Corp.	6,352	2,697,177
	Snow Brand Seed Co., Ltd.	127,000	446,170
	SNT Corp.	553,500	3,651,703
	Soda Nikka Co., Ltd.	324,000	1,288,861
*	Sofmap Co., Ltd.	38,100	122,431
#	Sokkisha Co., Ltd.	158,000	636,698
# *	Solid Group Holdings Co., Ltd.	3,366,400	1,148,868
	Somar Corp.	191,000	702,872
	Sonton Food Industry Co., Ltd.	110,000	908,333
#	Sotoh Co., Ltd.	36,000	393,536
	Space Co., Ltd.	47,160	382,638
	Starzen Corp.	122,000	286,537
	Subaru Enterprise Co., Ltd.	247,000	829,661
	Sugimoto & Co., Ltd.	96,700	1,267,745
#	Suminoe Textile Co., Ltd.	804,000	1,982,444
	Sumitomo Densetsu Co., Ltd.	515,200	3,003,836
	Sumitomo Forestry Co., Ltd.	167,334	1,210,999
	Sumitomo Osaka Cement Co., Ltd.	5,619,000	11,273,327
	Sumitomo Pipe & Tube Co., Ltd.	569,000	4,520,490
	Sumitomo Precision Products Co., Ltd.	354,000	1,281,790
#	Sumitomo Warehouse Co., Ltd.	661,000	3,843,962
	Sun Wave Corp.	702,000	1,145,311
#	SWCC Showa Holdings Co., Ltd.	6,737,000	9,217,040
	Tachibana Eletech Co., Ltd.	216,900	2,024,444
	Tachikawa Corp.	188,400	1,259,688
#	Tachi-S Co., Ltd.	789,910	6,068,729
#	Taihei Dengyo Kaisha, Ltd.	916,000	8,117,969
# *	Taiheiyo Kouhatsu, Inc.	1,881,000	1,707,587
#	Taiho Kogyo Co., Ltd.	290,500	4,552,559
	Taikisha, Ltd.	941,900	9,905,532
#	Taisei Rotec Corp.	1,142,000	1,748,842
	Takada Kiko Co., Ltd.	302,000	874,231
	Takagi Securities Co., Ltd.	569,000	1,670,912
	Takamatsu Corp.	18,500	274,244
	Takano Co., Ltd.	305,800	2,296,149
#	Takaoka Electric Manufacturing Co., Ltd.	117,000	156,845
#	Takara Standard Co., Ltd.	1,726,000	9,553,596
#	Takasago Thermal Engineering Co., Ltd.	1,376,000	12,466,514
	Takigami Steel Construction Co., Ltd.	199,000	713,260
#	Takiron Co., Ltd.	1,055,000	2,624,585
#	Takuma Co., Ltd.	1,217,000	5,447,953
	Tamura Corp.	1,173,000	6,584,289
	Tanseisha Co., Ltd.	207,000	751,473
#	Tasaki Shinju Co., Ltd.	776,000	3,036,130
#	Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,910,906
	Tayca Corp.	735,000	2,252,419
	TBK Co., Ltd.	190,000	1,134,213
	TDF Corp.	24,000	64,544
	Techno Associe Co., Ltd.	171,900	1,872,488

31

	Techno Ryowa, Ltd.	206,700	1,369,830
	Teikoku Tsushin Kogyo Co., Ltd.	264,000	999,623
# *	Tekken Corp.	2,646,000	3,270,714
# *	Ten Allied Co., Ltd.	212,300	721,877
#	Tenma Corp.	576,100	10,221,029
	Teraoka Seisakusho Co., Ltd.	166,300	1,022,488
	The Aichi Bank, Ltd.	118,000	10,444,833
	The Akita Bank, Ltd.	3,595,000	18,139,768
	The Aomori Bank, Ltd.	1,350,000	5,577,206
	The Awa Bank, Ltd.	748,000	4,493,157
#	The Bank of Iwate, Ltd.	294,100	18,707,836
	The Bank of Nagoya, Ltd.	1,097,706	7,022,561
	The Bank of Okinawa, Ltd.	175,800	6,843,410
	The Bank of Saga, Ltd.	2,071,000	7,463,848
	The Chukyo Bank, Ltd.	2,288,000	7,077,337
*	The Daiei, Inc.	251,250	1,523,208
	The Daisan Bank, Ltd.	1,670,000	5,708,684
	The Daishi Bank, Ltd.	577,000	2,389,463
	The Daito Bank, Ltd.	1,673,000	1,754,533
	The Ehime Bank, Ltd.	1,719,000	6,494,486
#	The Eighteenth Bank, Ltd.	3,966,000	14,320,160
	The Fukui Bank, Ltd.	567,000	1,846,406
	The Higo Bank, Ltd.	158,000	1,065,088
#	The Hokkoku Bank, Ltd.	441,000	2,265,329
#	The Hokuetsu Bank, Ltd.	3,237,000	7,890,591
	The Hyakugo Bank, Ltd.	161,000	950,588
	The Hyakujishi Bank, Ltd.	511,000	2,739,979
	The Japan Wool Textile Co., Ltd.	338,000	2,716,742
	The Kagawa Bank, Ltd.	1,702,000	9,351,269
	The Kagoshima Bank, Ltd.	1,609,500	11,560,937
#	The Kanto Tsukuba Bank, Ltd.	350,700	2,409,843
	The Kita-Nippon Bank, Ltd.	147,800	6,003,270
	The Kodensha Co., Ltd.	156,000	366,938
#	The Michinoku Bank, Ltd.	2,788,000	8,970,881
	The Miyazaki Bank, Ltd.	2,824,260	11,971,136
	The Nagano Bank, Ltd.	1,477,000	3,962,907
	The Nanto Bank, Ltd.	1,339,000	7,707,061
	The Nippon Road Co., Ltd.	1,591,000	2,593,671
	The Nippon Synthetic Chemical Industry Co., Ltd.	1,061,000	6,196,165
	The Nisshin Oillio Group, Ltd.	940,000	3,610,652
	The Ogaki Kyoritsu Bank, Ltd.	299,000	1,762,350
	The Oita Bank, Ltd.	2,581,000	15,548,005
	The San-in Godo Bank, Ltd.	1,252,000	11,454,750
	The Yasuda Warehouse Co., Ltd.	163,700	1,614,880
	Tigers Polymer Corp.	310,600	1,561,149
# *	Toa Corp.	5,695,000	5,777,336
#	Toa Doro Kogyo Co., Ltd.	640,000	1,056,806
#	Toabo Corp.	134,000	123,664
	Tochigi Bank, Ltd.	2,756,000	16,481,774
#	Toda Corp.	976,000	5,208,488
#	Toda Kogyo Corp.	682,000	2,940,245
	Todentu Corp.	694,000	1,695,840
	Toenec Corp.	1,061,000	5,730,596
	Toho Bank, Ltd.	2,247,000	9,386,573
	Tohoku Bank, Ltd.	1,528,000	2,740,067

32

# *	Tohoku Misawa Homes Co., Ltd.	127,900	423,634
#	Tohto Suisan Co., Ltd.	916,000	1,704,666
#	Tokai Lease Co., Ltd.	505,000	795,284
	Tokai Senko K.K., Nagoya	360,000	469,866
	Toko Electric Corp.	365,000	965,253
# *	Toko, Inc.	3,483,000	7,155,210
	Tokushima Bank, Ltd.	1,058,000	6,716,243
# *	Tokushu Tokai Holdings Co., Ltd.	993,220	2,210,652
	Tokyo Biso Kogyo Corp.	43,000	239,627
	Tokyo Denpa Co., Ltd.	3,500	41,995
	Tokyo Energy & Systems, Inc.	617,000	3,842,875
#	Tokyo Ohka Kogyo Co., Ltd.	126,100	2,845,430
#	Tokyo Rope Manufacturing Co., Ltd.	4,043,000	7,785,673
	Tokyo Sangyo Co., Ltd.	514,500	1,820,464
	Tokyo Soir Co., Ltd.	202,000	598,945
#	Tokyo Style Co., Ltd.	1,493,000	15,885,306
#	Tokyu Recreation Co., Ltd.	296,000	1,846,017
#	Tokyu Store Chain Corp.	304,000	1,372,426
	Toli Corp.	912,000	1,925,802
	Tomato Bank, Ltd.	1,370,000	2,999,196
#	Tomen Electronics Corp.	107,500	1,388,926
#	Tomoe Corp.	776,100	2,266,783
	Tomoku Co., Ltd.	1,038,000	2,167,434
#	Tonami Transportation Co., Ltd.	1,509,000	4,004,764
# *	Tonichi Carlife Group, Inc.	129,000	182,325
	Topre Corp.	110,000	1,172,722
	Topy Industries, Ltd.	398,000	1,068,293
	Torigoe Co., Ltd.	78,000	526,939
	Torii Pharmaceutical Co., Ltd.	282,100	4,882,536
	Torishima Pump Manufacturing Co., Ltd.	41,200	516,772
#	Tosho Printing Co., Ltd.	772,000	1,768,629
	Totenko Co., Ltd.	310,000	669,560
#	Totetsu Kogyo Co., Ltd.	454,000	2,659,521
#	Totoku Electric Co., Ltd.	1,034,000	1,361,773
#	Tottori Bank, Ltd.	1,183,000	3,284,891
# *	Towa Bank, Ltd.	578,000	697,215
#	Towa Real Estate Development Co., Ltd.	123,500	274,829
	Toyo Ink Manufacturing Co., Ltd.	2,474,000	8,400,511
#	Toyo Kanetsu K.K.	245,000	707,362
	Toyo Kohan Co., Ltd.	2,110,000	11,311,499
#	Toyo Machinery & Metal Co., Ltd.	82,700	411,732
#	Toyo Wharf & Warehouse Co., Ltd.	991,000	1,786,456
	Tsubakimoto Kogyo Co., Ltd.	15,000	53,411
	Tsudakoma Corp.	751,000	2,682,812
#	Tsukamoto Co., Ltd.	182,000	275,271
#	Tsukishima Kikai Co., Ltd.	392,000	3,780,473
	Tsurumi Manufacturing Co., Ltd.	236,000	1,901,008
	Tsutsumi Jewelry Co., Ltd.	256,100	5,274,463
	Tsuzuki Denki Co., Ltd.	376,000	1,252,462
#	Tsuzuki Densan Co., Ltd.	75,700	285,934
	TTK Co., Ltd.	136,000	804,093
#	TYK Corp.	690,000	1,382,690
	U. Store Co., Ltd.	142,000	1,054,119
	Uchida Yoko Co., Ltd.	1,054,000	4,336,438
#	Ueki Corp.	408,000	666,747

33

#	Uniden Corp.	1,472,000	8,827,029
# *	Union Holdings Co., Ltd.	1,450,600	1,802,920
	U-Shin, Ltd.	551,300	2,823,053
*	Verite Co., Ltd.	50,000	73,611
# *	Victor Co. of Japan, Ltd.	5,169,000	10,751,422
	Vital-Net, Inc.	371,600	2,280,804
*	Wakachiku Construction Co., Ltd.	3,477,000	2,958,393
#	Warabeya Nichiyo Co., Ltd.	65,500	948,944
	Wavelock Holdings Co., Ltd.	9,100	36,136
	Wondertable, Ltd.	78,000	93,646
	Wood One Co., Ltd.	416,000	2,335,976
	Yahagi Construction Co., Ltd.	41,000	169,749
	Yaizu Suisankagaku Industry Co., Ltd.	17,400	186,929
	Yamagata Bank, Ltd.	2,807,000	16,270,938
#	Yamaichi Electronics Co., Ltd.	405,200	1,619,983
	Yamamura Glass Co., Ltd.	2,338,000	5,354,398
	Yamanashi Chuo Bank, Ltd.	1,330,000	8,357,306
	Yamatane Corp.	156,000	172,404
	Yamato Corp.	332,000	981,162
	Yamato International, Inc.	72,000	455,659
	Yamaura Corp.	155,500	411,566
	Ye Data, Inc.	34,000	64,707
#	Yellow Hat, Ltd., Tokyo	384,500	2,551,938
	Yodogawa Steel Works, Ltd.	3,670,000	20,024,997
#	Yokogawa Bridge Holdings Corp.	821,000	4,728,541
	Yokohama Reito Co., Ltd.	1,078,000	8,383,028
	Yondenko Corp.	438,650	2,213,403
#	Yonekyu Corp.	99,000	969,484
	Yonex Co., Ltd.	149,000	915,402
#	Yorozu Corp.	63,800	945,388
	Yuasa Funashoku Co., Ltd.	532,000	1,343,300
	Yuki Gosei Kogyo Co., Ltd.	201,000	567,619
	Yuraku Real Estate Co., Ltd.	376,000	1,340,912
	Yurtec Corp.	1,097,000	5,980,589
	Zuken, Inc.	10,000	109,765
TOTAL COMMON STOCKS			2,056,516,582

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

TOTAL — JAPAN			2,056,516,582

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Promet Berhad	201,000	—
*	Rekapacific Berhad	130,000	—
TOTAL COMMON STOCKS			—

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhad Non-Cumulative Irredeemable Convertible Preferred Shares	28,880	5,157

TOTAL — MALAYSIA			5,157

34

NETHERLANDS — (2.8%)
COMMON STOCKS — (2.8%)
	Batenburg Beheer NV	3,445	291,642
# *	BE Semiconductor Industries NV	530,461	2,455,277
*	Begemann Groep NV Series B	17,072	2,016
	Boskalis Westminster CVA	11,457	687,460
#	Corporate Express NV	2,022,989	17,875,266
	Crown Van Gelder NV	44,627	988,614
# *	Crucell NV	181,325	3,388,728
	DOCdata NV	24,290	220,769
#	Draka Holding NV	217,886	7,635,242
	Gamma Holding NV	75,648	5,913,436
#	Grolsche NV	87,666	6,166,598
	Grontmij NV	67,407	2,487,898
#	Hagemeyer NV	6,709,012	45,735,153
#	Heijmans NV	376,464	14,480,266
	Hunter Douglas NV	66,145	4,830,880
	Kas Bank NV	216,806	7,698,991
*	Kendrion NV	5,168	155,379
	Koninklijke Ten Cate NV	185,980	6,409,860
	Koninklijke Vopak NV	55,538	3,028,033
*	Maverix Capital NV	900	50,033
*	Newfound NV	44,000	10,631
	Nutreco Holding NV	1,019,539	62,165,903
	Oce NV	2,295,691	41,616,006
	OPG Groep NV	73,752	2,376,730
	Royal Reesink NV	2,110	319,941
	RSDB NV	22,605	1,159,131
*	Samas NV	321,482	2,418,363
	Smit Internationale NV	58,062	5,869,849
#	Stork NV	92,187	6,424,832
#	Telegraaf Media Groep NV	61,247	2,110,910
*	Textielgroep Twenthe NV	1,200	4,389
	TKH Group NV	106,796	2,357,103
*	Tulip Computers NV	30,190	269,321
# *	Van der Moolen Holding NV	793,825	3,859,529
	Vedior NV	346,804	8,619,615

TOTAL — NETHERLANDS			270,083,794

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
	AFFCO Holdings, Ltd.	4,822,896	1,276,181
	Air New Zealand, Ltd.	454,033	625,660
	CDL Investments New Zealand, Ltd.	999,349	305,199
	Colonial Motor Co., Ltd.	207,470	564,601
	Fisher & Paykel Appliances Holdings, Ltd.	2,759,195	7,198,635
	Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	1,643,260
	Northland Port Corp. (New Zealand), Ltd.	24,300	56,980
*	Pan Pacific Petroleum NL	748,157	148,599
#	Pyne Gould Guinness, Ltd.	1,670,037	2,420,408
*	Richina Pacific, Ltd.	929,648	325,315
*	Rubicon, Ltd.	2,472,292	1,725,024
	Sanford, Ltd.	1,036,280	3,313,365
	South Port New Zealand, Ltd.	71,088	128,422

35

*	Tasman Farms, Ltd.	228,576	—
	Taylors Group, Ltd.	42,000	56,243
*	Tenon, Ltd.	372,153	422,018
	Tourism Holdings, Ltd.	1,467,544	2,618,273
# *	Tower, Ltd.	3,052,587	5,176,205

TOTAL — NEW ZEALAND			28,004,388

NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
	Aker Yards ASA	719,280	11,078,394
# *	Aktiv Kapital ASA	190,065	2,725,883
	Bonheur ASA	254,150	10,721,571
# *	Camillo Eitze & Co. ASA	78,045	1,016,394
#	DOF ASA	343,300	3,420,009
	EDB Business Partner ASA	8,600	66,598
# *	Eltek ASA	337,374	1,919,760
*	Ementor ASA	128,618	897,987
	Farstad Shipping ASA	207,048	5,055,851
	Ganger Rolf ASA	430,700	16,321,385
# *	Gregoire ASA	59,357	13,911
#	Havila Shipping ASA	30,700	550,784
*	IOT Holdings ASA	137,172	58,113
	Kongsberg Gruppen ASA	80,801	4,650,255
# *	Kverneland Group ASA	593,570	1,138,210
#	Leroy Seafood Group ASA	72,842	1,311,548
# *	Norse Energy Corp. ASA	1,412,000	1,042,421
# *	Ocean Rig ASA	2,806,564	22,078,318
	Odfjell ASA Series A	313,396	5,084,689
# *	Otrum ASA	50,600	111,414
*	Petrolia Drilling ASA	4,352,000	1,884,650
*	SAS AB	38,000	564,431
	Scana Industrier ASA	377,626	1,085,967
# *	Software Innovation ASA	234,659	504,965
	Solstad Offshore ASA	358,822	9,500,834
	Sparebanken Midt-Norge	812,291	10,598,116
*	Synnove Finden ASA	259,349	1,049,494
	TTS Marine ASA	140,200	2,539,667
	Wilh. Wilhelmsen ASA	251,468	10,035,332
TOTAL COMMON STOCKS			127,026,951

RIGHTS/WARRANTS — (0.0%)
*	TTS Marine ASA Rights 12/07/07	10,385	—

TOTAL — NORWAY			127,026,951

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
	Corticeira Amorim	2,297,331	6,843,921
	Finibanco Holdings SGPS SA	148,734	983,815
# *	Investimentos Participacoes e Gestao SA Inapa	440,502	718,372
*	Papelaria Fernandes-Industria e Comercia SA	2,000	6,159
	Sociedade de Investimento e Gestao SGPS SA	200,007	2,947,941
*	Sonae Industria SGPS SA	18,110	204,814

36

*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	59,147	162,551
	Teixeira Duarte Engenharia e Construcoes SA	279,348	904,438
TOTAL COMMON STOCKS			12,772,011

RIGHTS/WARRANTS — (0.0%)
*	Investimentos Participacoes e Gestao SA Inapa Rights 12/12/07	440,502	161,108

TOTAL — PORTUGAL			12,933,119

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
	AEM Holdings, Ltd.	1,932,000	182,558
	Allgreen Properties, Ltd.	5,973,000	6,688,282
	Apollo Enterprises, Ltd.	240,000	395,697
#	Ascott Group, Ltd.	480,038	460,569
*	Asia Food and Properties, Ltd.	1,901,000	1,221,136
	Auric Pacific Group, Ltd.	57,000	51,711
	Beyonics Technology, Ltd.	7,382,500	1,954,730
	Bonvests Holdings, Ltd.	1,314,280	1,087,181
#	Brothers (Holdings), Ltd.	488,078	118,107
# *	Chartered Semiconductor Manufacturing, Ltd.	9,782,000	6,795,963
	Chemical Industries (Far East), Ltd.	40,000	26,878
	China Merchants Holdings Pacific, Ltd.	990,000	665,136
	Chuan Hup Holdings, Ltd.	7,392,000	1,942,313
	Cougar Logistics Corp., Ltd.	538,250	207,317
	Courts Singapore, Ltd.	760,000	307,086
#	Creative Technology Co., Ltd.	774,400	3,419,399
*	Eagle Brand Holdings, Ltd.	9,229,000	481,675
*	Eastern Asia Technology, Ltd.	1,205,000	108,357
	ECS Holdings, Ltd.	4,815,000	2,194,256
	Ellipsiz, Ltd.	720,000	196,282
*	Eng Wah Organisation, Ltd.	223,000	114,673
	Engro Corp., Ltd.	115,500	91,351
	Eucon Holdings, Ltd.	2,341,000	187,187
*	Excel Machine Tools, Ltd.	473,000	4,900
#	Federal International (2000), Ltd.	313,750	139,266
*	Firstlink Investments Corp., Ltd.	1,951,000	107,138
*	Fu Yu Corp., Ltd.	1,720,000	233,643
	GK Goh Holdings, Ltd.	2,295,000	1,783,492
#	GP Batteries International, Ltd.	395,000	300,048
	GP Industries, Ltd.	1,370,808	411,222
	Grand Banks Yachts, Ltd.	288,750	183,714
#	Hi-P International, Ltd.	2,272,000	781,720
#	Hong Fok Corp., Ltd.	5,600,100	5,119,367
	Hong Leong Asia, Ltd.	105,000	248,059
#	Hotel Grand Central, Ltd.	1,960,462	1,429,638
	Hotel Plaza, Ltd.	802,000	1,043,513
	Hotel Properties, Ltd.	1,721,500	4,652,056
	Hour Glass, Ltd.	396,660	444,265
	Huan Hsin Holdings, Ltd.	1,398,000	521,335
	Hwa Hong Corp., Ltd.	4,148,000	2,026,976
	IFS Capital, Ltd.	26,400	12,823
#	InnoTek, Ltd.	1,299,000	773,253
*	Interra Resources, Ltd.	27,836	4,835

37

	Intraco, Ltd.	316,000	105,566
	IPC Corp., Ltd.	812,000	76,004
	Isetan (Singapore), Ltd.	171,000	497,404
	K1 Ventures, Ltd.	14,253,000	3,071,672
	Kian Ann Engineering, Ltd.	1,291,500	177,904
	Kim Eng Holdings, Ltd.	1,957,000	3,048,061
#	K-REIT Asia	69,800	119,575
	LC Development, Ltd.	2,179,800	562,540
	Lee Kim Tah Holdings, Ltd.	2,313,000	977,382
	Leeden, Ltd.	539,000	194,430
	Low Keng Huat Singapore, Ltd.	1,104,000	458,410
	Lum Chang Holdings, Ltd.	1,211,000	301,976
	Memtech International, Ltd.	3,073,000	468,130
#	Metro Holdings, Ltd.	8,200,800	6,158,181
	Natsteel, Ltd.	717,000	720,835
*	Orchard Parade Holdings, Ltd.	3,766,625	4,201,529
	Penguin Boat International, Ltd.	3,453,000	561,081
	Pertama Holdings, Ltd.	105,000	21,573
	Popular Holdings, Ltd.	4,155,000	874,917
	PSC Corp., Ltd.	6,729,043	1,736,542
	QAF, Ltd.	3,277,000	998,321
	San Teh, Ltd.	844,000	336,684
	Sing Investments & Finance, Ltd.	84,000	95,275
	Singapore Land, Ltd.	1,025,000	5,617,053
	Singapore Reinsurance Corp., Ltd	2,800,100	669,172
	Singapore Shipping Corp., Ltd.	3,349,000	1,168,002
	Singapura Finance, Ltd.	105,000	119,464
	SNP Corp., Ltd.	389,500	306,062
#	Stamford Land Corp., Ltd.	4,308,000	1,764,610
	Straits Trading Co., Ltd.	3,055,200	10,093,767
	Sunningdale Tech, Ltd.	10,793,000	2,368,207
	Sunright, Ltd.	196,000	42,519
	Superior Multi-Packaging, Ltd.	552,000	53,826
*	Thakral Corp., Ltd.	1,130,000	82,212
#	TT International, Ltd.	4,579,900	492,232
*	Tuan Sing Holdings, Ltd.	6,107,000	1,333,748
	UMS Holdings, Ltd.	4,751,000	1,182,222
#	United Engineers, Ltd.	1,933,666	4,959,824
	United Industrial Corp., Ltd.	7,075,000	12,860,891
*	United Pulp & Paper Co., Ltd.	782,000	130,578
	UOL Group, Ltd.	3,262,000	10,224,681
#	WBL Corp., Ltd.	433,500	1,188,020
#	Wheelock Properties (S), Ltd.	2,882,000	4,302,697
*	Zhongguo Jilong, Ltd.	667,943	20,403
TOTAL COMMON STOCKS			133,863,289

RIGHTS/WARRANTS — (0.0%)
*	Firstlink Investments Corp., Ltd. Rights 11/26/07	652,200	2,252
*	Hotel Plaza, Ltd. Rights 12/19/07	401,000	50,969
*	Leeden, Ltd. Warrants 04/17/09	107,800	22,893
*	Singapura Finance, Ltd. Warrants 02/24/09	21,000	8,774
*	United Pulp & Paper Co., Ltd. Warrants 05/29/12	195,500	6,413
TOTAL RIGHTS/WARRANTS			91,301

TOTAL — SINGAPORE			133,954,590

38

SPAIN — (1.2%)
COMMON STOCKS — (1.2%)
	Banco de Andalucia SA	443	46,616
# *	Baron de Ley SA	23,940	1,783,766
# *	Campofrio Alimentacion SA	76,633	1,154,351
#	Cementos Portland Valderrivas SA	30,532	3,377,943
	Construcciones y Auxiliar de Ferrocarriles SA	11,874	5,296,066
# *	Dogi International Fabrics SA	191,727	479,047
#	Ebro Puleva SA	326,627	6,395,189
# *	Ercros SA	8,895,732	5,353,173
*	Espanola del Zinc SA	53,703	144,559
*	Funespana SA	63,148	585,896
#	Grupo Empresarial Ence SA	1,663,100	20,351,449
#	Iberpapel Gestion SA	92,556	2,545,532
#	Inbesos SA	26,897	718,285
	Indo Internacional SA	13,502	123,511
#	La Seda de Barcelona SA	4,645,431	13,397,479
#	Lingotes Especiales SA	5,342	43,466
#	Miquel y Costas & Miquel SA	16,077	398,990
# *	Nicolas Correa SA	137,049	1,180,700
#	Papeles y Cartones de Europa SA (5496132)	152,652	1,760,804
*	Papeles y Cartones de Europa SA (B28YKP2)	12,721	146,734
	Pescanova SA	125,431	7,407,937
#	Service Point Solutions SA	158,049	713,462
*	Tavex Algodonera SA	272,213	860,952
# *	Tecnocom Telecomunicaciones y Energia SA	18,288	117,332
#	Tubacex SA	855,536	8,981,515
#	Tubos Reunidos SA	123,600	981,214
#	Unipapel SA	126,097	3,472,926
	Uralita SA	1,213,554	11,888,154
	Vidrala SA	10,880	416,273
	Viscofan SA	431,734	10,077,431
TOTAL COMMON STOCKS			110,200,752

RIGHTS/WARRANTS — (0.0%)
*	Papeles y Cartones de Europa SA Rights 11/20/07	152,652	160,792

TOTAL — SPAIN			110,361,544

SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
*	Acando AB	640,900	1,401,573
	Angpanneforeningen AB Series B	19,700	507,711
*	Artimplant AB Series B	221,000	122,517
	Atrium Ljungberg AB Series B	16,800	183,657
	Beijer Alma AB	81,900	874,819
	Bergs Timber AB Series B	17,000	103,987
#	Bilia AB Series A	238,436	3,724,812
#	Billerud AB	652,900	7,562,986
# *	Biotage AB	288,782	427,652
	Boliden AB	217,550	3,071,902
	Bong Ljungdahl AB	64,100	490,243

39

*	Boras Waefveri AB Series B	13,400	24,296
#	Cantena AB	109,825	1,881,126
#	Cardo AB	284,200	8,874,085
	Carl Lamm AB	78,960	704,173
	Castellum AB	1,462,724	16,761,129
# *	Cision AB	1,004,600	3,019,475
	Cloetta AB Series B	18,600	614,268
#	Concordia Maritime AB Series B	256,700	1,203,216
*	Consilium AB Series B	8,000	54,575
*	DORO AB	1,200	1,222
*	Enea Data AB Series B	183,400	72,166
	Expanda AB	78,200	711,371
	Fabege AB	1,131,140	12,832,239
	Forshem Group AB Series B	29,600	208,007
	G & L Beijer AB Series B	96,600	2,771,790
	Geveko AB	36,600	727,165
	Gunnebo AB	28,600	323,755
	Gunnebo Industrier AB	4,840	115,405
	Haldex AB	288,000	4,923,390
*	Home Capital AB	88,742	878,182
#	Home Properties AB	88,742	1,432,267
# *	IBS AB Series B	1,000,950	2,294,437
*	Industrial & Financial Systems AB Series B	293,000	286,857
#	Intellecta AB Series B	30,100	244,960
	Klovern AB	764,578	2,887,376
	Kungsleden AB	1,827,593	21,642,684
*	Kungsleden AB	1,827,593	3,289,121
	Lagercrantz Group AB Series B	223,135	1,053,285
*	LBI International AB	20,000	109,206
#	Lennart Wallenstam Byggnads AB Class B	457,500	8,211,728
*	Medivir Series B	27,250	238,926
# *	Micronic Laser Systems AB	26,000	179,222
	NCC AB Series A	45,400	955,051
	NCC AB Series B	423,800	8,859,690
	Nolato AB Series B	101,700	817,610
	OEM International AB Series B	30,300	199,923
	Partnertech AB	36,982	229,072
	Peab AB Series B	58,234	586,156
*	Peab Industri AB	29,117	220,088
	Poolia AB Series B	147,200	833,659
*	Precomp Solutions AB	6,500	2,716
	Proact It Group AB	132,500	757,194
	Profilgruppen AB	25,600	316,162
	Rederi AB Transatlantic Series B	340,535	2,395,773
	Rorvik Timber AB	30,600	278,133
#	Rottneros Bruk AB	1,547,000	689,646
*	Scribona AB Series A	15,700	12,911
*	Scribona AB Series B	615,980	453,943
*	Semcon AB	24,100	301,498
	Skanditek Industrifoervaltnings AB	116,200	436,423
	Studsvik AB	38,200	1,111,524
# *	Teleca AB Series B	707,390	1,639,161
# *	Teligent AB	199,500	40,999
	Trelleborg AB Series B	968,000	21,568,444
*	Wedins Skor & Accessoarer AB	85,000	93,746

40

	Westergyllen AB Series B	29,600	270,707
	Wihlborgs Fastigheter AB	123,508	2,218,024
	Xponcard Group AB	18,200	304,651

TOTAL — SWEDEN			162,635,867

SWITZERLAND — (3.9%)
COMMON STOCKS — (3.9%)
	AFG Arbonia-Forster Holding AG	10,550	3,663,904
	Allreal Holding AG	85,474	9,785,213
	Also Holding AG	9,450	537,305
# *	Ascom Holding AG	160,800	1,776,261
	Baloise-Holding AG	316,202	30,562,427
	Bank Coop AG	11,560	772,558
	Banque Cantonale de Geneve	11,962	2,993,395
	Banque Cantonale du Jura	8,000	418,150
	Banque Cantonale Vaudoise	16,398	7,706,546
	Bobst Group AG	158,720	10,952,512
	Bossard Holding AG	11,265	841,113
	Bucher Industries AG	66,310	16,430,785
	Calida Holding AG	400	218,225
*	Card Guard AG	119,495	652,965
	Carlo Gavazzi Holding AG	7,890	1,896,887
	Charles Voegele Holding AG	94,443	8,184,399
	Clariant AG	1,146,439	10,125,435
	Conzzeta Holdings AG	3,702	7,864,484
*	COS Computer Systems AG	34,269	846,463
	Daetwyler Holding AG	161,600	11,008,038
	Emmi AG	37,875	5,665,318
	Energiedienst Holding AG	16	8,640
*	Escor Casino & Entertainment AG	4,000	81,887
	Feintol International Holding AG	6,555	1,934,753
	Flughafen Zuerich AG	49,800	19,795,871
	Forbo Holding AG	40,615	24,428,972
	George Fisher AG	22,887	15,079,725
	Golay-Buchel Holding SA	125	261,768
	Gurit Holding AG	10,469	8,092,680
	Helvetia Holding AG	48,816	16,421,632
	Hexagon AB	52,500	1,177,203
	Implenia AG	260,675	8,021,418
	Industrieholding Cham AG	12,361	4,916,488
	Intershop Holding AG	17,654	4,896,319
	Jelmoli Holdings AG	2,323	5,641,603
*	Kardex AG	42,134	2,417,230
	Lem Holdings SA	7,520	2,076,101
	Medisize Holding AG	79,900	5,363,844
	Metraux Services Holdings SA	3,560	628,048
# *	Micronas Semiconductor Holding AG	113,526	1,076,982
*	Mikron Holding AG	35,788	397,608
	PSP Swiss Property AG	588,827	30,203,570
	Romande Energie Holding SA	3,903	6,894,973
	Schweizerhall Holding AG	30,793	4,568,129
	Schweizerische National Versicherungs Gesellschaft	17,818	12,364,702
	SEZ Holding AG	254,983	5,140,226
	Siegfried Holding AG	24,613	3,993,480

41

*	Sihl	750	1,987
*	Spirt Avert AG	250	2,042
	St. Galler Kantonalbank	6,370	2,697,511
	Swiss Prime Site AG	233,238	12,415,124
*	Tornos SA	16,000	254,438
*	UMS Schweizerische Metallwerke Holding AG	112,200	2,538,718
	Valiant Holding AG	91,408	14,285,149
	Valora Holding AG	37,658	9,586,301
	Vaudoise Assurances Holdings SA	19,133	2,946,911
	WMH Walter Meier Holding AG	904	195,929
	Zehnder Holding AG	50	81,877
	Zueblin Immobilien Holding AG	407,766	3,522,957

TOTAL — SWITZERLAND			367,315,179

UNITED KINGDOM — (13.0%)
COMMON STOCKS — (13.0%)
	A & J Mucklow Group P.L.C.	318,685	1,910,886
	Abacus Group P.L.C.	344,986	538,131
*	Abbeycrest P.L.C.	114,547	48,277
	Aberdeen Asset Management P.L.C.	879,230	3,030,061
	Acal P.L.C.	320,064	1,314,969
*	Acambis P.L.C.	325,800	886,333
	Aga Foodservice Group P.L.C.	2,554,598	19,708,963
*	Airflow Streamline P.L.C.	19,305	23,218
	Alba P.L.C.	492,775	1,025,699
	Alexandra P.L.C.	383,995	775,063
	Alexon Group P.L.C.	279,502	735,405
	Alfred McAlpine P.L.C.	2,301,583	24,784,148
*	Alphameric P.L.C.	1,136,368	637,199
	Alumasc Group P.L.C.	597,030	2,653,496
*	Amberley Group P.L.C.	71,000	12,590
	Amlin P.L.C.	8,317,931	52,811,635
	Anglo Pacific Group P.L.C.	863,914	3,128,146
	Anglo-Eastern Plantations P.L.C.	261,385	2,061,863
*	API Group P.L.C.	567,365	233,054
*	ARC International P.L.C.	2,696,225	2,020,293
	Arena Leisure P.L.C.	645,000	719,685
*	Aries Insurance Services P.L.C.	250,000	—
	Armour Group P.L.C.	225,000	176,096
	Arriva P.L.C.	112,920	1,894,383
	Ashtead Group P.L.C.	2,112,000	3,301,895
*	Asterand P.L.C.	387,527	38,509
*	Autologic Holdings P.L.C.	455,119	665,023
	Avesco Group P.L.C.	84,124	176,592
	Avon Rubber P.L.C.	465,400	1,575,695
	BBA Aviation P.L.C.	1,666,536	7,478,708
	Beale P.L.C.	96,298	106,383
	Beazley Group P.L.C.	3,180,923	10,769,731
*	Bede P.L.C.	283,000	17,537
	Bellway P.L.C.	1,861,474	37,124,431
*	Berkeley Technology, Ltd.	222,520	25,162
# *	Biocompatibles International P.L.C.	566,936	1,657,103
*	Bionostics P.L.C.	885,814	259,181
	Black Arrow Group P.L.C.	35,000	61,883

42

#	Blacks Leisure Group P.L.C.	164,821	763,663
	Bloomsbury Publishing P.L.C.	25,000	61,664
	Bodycote International P.L.C.	7,785,860	39,666,947
	Bovis Homes Group P.L.C.	2,085,724	27,098,401
	Brewin Dolphin Holdings P.L.C.	40,713	142,986
	Brit Insurance Holdings P.L.C.	7,065,958	37,268,113
	British Polythene Industries P.L.C.	329,783	1,869,421
	BSS Group P.L.C.	180,302	1,647,746
	Caffyns P.L.C.	21,866	454,043
	Camellia P.L.C.	2,531	440,408
	Capital & Regional P.L.C.	1,412,913	15,928,008
*	Carbo P.L.C.	34,200	3,867
	Carclo P.L.C.	835,334	1,656,791
	Carr’s Milling Industries P.L.C.	81,009	920,724
	Castings P.L.C.	485,190	2,890,633
	Catlin Group, Ltd.	802,463	6,921,644
	Centaur Media P.L.C.	100,000	195,436
*	Chapelthorpe P.L.C.	160,984	118,179
	Charles Stanley Group P.L.C.	150,000	802,400
	Churchill China P.L.C.	53,181	333,982
	City of London Group P.L.C.	34,000	65,008
	Clinton Cards P.L.C.	3,512,703	4,292,497
	Close Brothers Group P.L.C.	282,088	5,223,408
*	CLS Holdings P.L.C.	1,113,083	9,171,429
	Colefax Group P.L.C.	96,000	385,678
*	Colt Telecom Group SA	3,217,998	12,057,373
	Communisis P.L.C.	2,320,520	3,383,550
	Computacenter P.L.C.	2,901,709	10,006,087
	Cookson Group P.L.C.	947,222	14,520,531
*	Coral Products P.L.C.	102,000	15,728
*	Corporate Services Group P.L.C.	1,423,456	55,989
	Cosalt P.L.C.	213,194	1,426,941
*	Cradley Group Holdings P.L.C.	38,466	3,559
*	Creightons P.L.C.	250,000	24,414
	Creston P.L.C.	107,460	198,996
	Daejan Holdings P.L.C.	134,005	8,667,649
	Dart Group P.L.C.	917,504	1,194,889
	Davis Service Group P.L.C.	1,022,634	11,112,958
*	Dawson International P.L.C.	502,194	29,303
	Delta P.L.C.	2,461,626	5,755,899
	Development Securities P.L.C.	752,532	6,310,691
	Dialight P.L.C.	299,486	793,903
	Dimension Data Holdings P.L.C.	2,992,147	3,782,260
	Diploma P.L.C.	95,000	1,855,727
	DRS Data & Research Services P.L.C.	51,000	24,640
	DS Smith P.L.C.	10,466,365	45,170,853
	Dyson Group P.L.C.	155,000	573,530
*	easyJet P.L.C.	2,016,070	23,336,336
	Eleco P.L.C.	68,900	150,514
	Electronic Data Processing P.L.C.	271,803	287,838
	Elementis P.L.C.	10,443,882	18,046,237
*	Eliza Tinsley Group P.L.C.	145,967	27,009
	Ennstone P.L.C.	6,821,053	5,124,142
	Enodis P.L.C.	398,937	1,413,048
*	Entertainment Rights P.L.C.	4,476,096	1,654,553

43

#	Erinaceous Group P.L.C.	371,424	64,615
*	Eurodis Electron P.L.C.	2,531,550	54,649
	Evolution Group P.L.C.	1,755,153	3,818,939
#	F&C Asset Management P.L.C.	5,918,863	24,565,127
	Fenner P.L.C.	272,000	1,321,599
*	Filtronic P.L.C.	1,273,456	4,566,558
	Financial Objects P.L.C.	139,000	136,624
	FKI P.L.C.	1,012,658	1,609,652
*	Fortress Holdings P.L.C.	200,000	11,308
	French Connection Group P.L.C.	420,997	950,114
	Fuller Smith &Turner P.L.C.	373,727	4,766,877
	Future P.L.C.	1,460,737	1,009,358
	FW Thorpe P.L.C.	19,149	241,964
*	Galiform P.L.C.	1,849,047	3,551,073
	Game Group P.L.C.	3,417,740	13,846,506
*	Garton Engineering P.L.C.	6,000	—
*	Gaskell P.L.C.	40,000	2,056
	GB Group P.L.C.	707,131	335,316
	GCAP Media P.L.C.	1,549,064	4,057,031
*	Genetix Group P.L.C.	50,000	54,727
*	Georgica P.L.C.	124,719	236,302
*	Gladstone P.L.C.	158,000	64,953
	GNE P.L.C.	60,517	97,889
	Greene King P.L.C.	2,672,103	44,955,228
	Guinness Peat Group P.L.C.	768,309	1,012,592
*	Gyrus Group P.L.C.	89,005	1,109,282
*	Hampton Trust P.L.C.	200,491	—
	Hardy Underwriting Group P.L.C.	869,609	5,001,737
	Harvey Nash Group P.L.C.	667,151	763,195
*	Hawtin P.L.C.	150,000	48,537
	Haynes Publishing Group P.L.C.	25,591	161,785
	Helical Bar P.L.C.	1,997,169	15,546,934
#	Henderson Group P.L.C.	12,755,456	37,688,553
	Henry Boot P.L.C.	1,137,852	4,005,445
*	Heywood Williams Group P.L.C.	1,023,641	1,101,713
*	Highbury House Communications P.L.C.	2,726,216	—
	Highway Insurance Holdings P.L.C.	2,843,271	4,211,276
	Hiscox, Ltd.	7,802,632	42,827,157
*	HR Owen P.L.C.	117,528	322,122
	Huntsworth P.L.C.	2,141,069	3,535,290
*	Instore P.L.C.	83,388	13,629
*	Intec Telecom Systems P.L.C.	1,750,848	1,441,035
	Intelek P.L.C.	555,250	226,500
	Intermediate Capital Group P.L.C.	158,188	5,883,616
*	Inveresk P.L.C.	756,409	151,562
	J. Smart & Co. (Contractors) P.L.C.	18,263	295,685
	James Cropper P.L.C.	38,601	182,605
	James Fisher & Sons P.L.C.	255,000	3,260,619
	James Halstead P.L.C.	108,570	1,293,982
	JJB Sports P.L.C.	6,169,618	17,597,093
	John David Group P.L.C.	45,672	372,150
	Johnson Service Group P.L.C.	237,916	288,435
	Johnston Press P.L.C.	2,433,538	13,383,611
	KBC Advanced Technologies P.L.C.	622,919	585,718
	Kcom Group P.L.C.	5,970,393	6,863,143

44

	Kewill Systems P.L.C.	60,000	111,722
	Kiln, Ltd.	4,315,171	9,357,254
	Laird Group P.L.C.	547,781	6,599,287
*	Lambert Howarth Group P.L.C.	243,210	92,504
*	Lamont Holdings P.L.C.	100,000	1,285
	Laura Ashley Holdings P.L.C.	936,982	493,117
#	Lavendon Group P.L.C.	634,590	6,578,701
*	Leeds Group P.L.C.	241,639	86,779
*	Leo Insurance P.L.C.	25,000	4,626
	Litho Supplies P.L.C.	113,000	118,806
	London Scottish Bank P.L.C.	364,051	587,633
	Lookers P.L.C.	1,344,875	3,539,765
	Low & Bonar P.L.C.	2,823,799	6,637,264
	Luminar Group Holdings P.L.C.	1,794,243	19,330,983
	Macfarlane Group P.L.C.	1,730,981	993,875
	Macro 4 P.L.C.	44,820	146,259
	Mallett P.L.C.	104,602	410,637
	Management Consulting Group P.L.C.	2,319,998	1,526,436
	Marston’s P.L.C.	5,283,435	36,463,432
*	Marylebone Warwick Balfour Group P.L.C.	1,659,493	8,523,690
	McKay Securities P.L.C.	166,887	1,032,244
*	MDY Healthcare P.L.C.	16,000	21,433
	Metalrax Group P.L.C.	505,462	197,461
*	Mice Group P.L.C.	2,041,450	251,824
	Microgen P.L.C.	1,303,057	937,881
*	Mid-States P.L.C.	50,000	27,019
	Millennium and Copthorne Hotels P.L.C.	3,008,433	28,753,605
*	Minerva P.L.C.	3,855,063	12,616,300
	MJ Gleeson Group P.L.C.	645,704	4,647,543
	Molins P.L.C.	142,466	416,122
*	Monitise P.L.C.	101,664	30,772
	Morgan Crucible Co. P.L.C.	1,151,668	6,190,725
*	Morse P.L.C.	82,855	116,598
	Moss Bros Group P.L.C.	494,059	407,052
	Mothercare P.L.C.	1,016,041	7,304,221
	MP Evans Group P.L.C.	95,900	762,408
	MS International P.L.C.	119,401	551,629
	MTL Instruments Group P.L.C.	114,675	1,390,678
	N Brown Group P.L.C.	2,588,111	13,144,348
*	nCipher P.L.C.	346,348	1,754,823
	Nestor Healthcare Group P.L.C.	505,253	350,308
	Noble Investments (UK) P.L.C.	300	1,104
*	Nord Anglia Education P.L.C.	764,566	4,046,827
	Northamber P.L.C.	152,685	196,193
	Northgate Information Solutions P.L.C.	1,170,514	1,588,683
*	Novae Group P.L.C.	2,402,591	1,580,055
	NSB Retail Systems P.L.C.	1,895,000	844,748
*	NXT P.L.C.	48,000	8,141
	Opsec Security Group P.L.C.	571,366	661,486
	Oxford Instruments P.L.C.	463,280	1,924,246
*	Pace Micro Technology P.L.C.	949,592	1,859,216
	Panther Securities P.L.C.	45,000	348,324
*	Parity Group P.L.C.	8,400	10,892
*	Partridge Fine Arts P.L.C.	14,865	12,683
	Pendragon P.L.C.	2,287,083	1,823,171

45

*	Penna Consulting P.L.C.	186,128	371,609
*	Pices Property Services P.L.C.	250,000	—
	Pinewood Shepperton P.L.C.	358,476	1,777,941
*	Pinnacle Staffing Group P.L.C.	953,519	88,242
*	Pittards P.L.C.	39,000	2,793
	Portmeirion Group P.L.C.	56,335	340,118
	Porvair P.L.C.	484,144	1,133,943
	Premier Foods P.L.C.	3,352,149	13,767,045
*	Pressac P.L.C.	429,000	6,615
	Primary Health Properties P.L.C.	284,635	1,653,475
*	Probus Estates P.L.C.	416,666	857
*	Provalis P.L.C.	2,427,440	14,972
	Psion P.L.C.	2,078,004	4,153,778
*	Quays Group P.L.C.	71,000	8,758
	Quintain Estates & Development P.L.C.	466,096	5,727,628
	Raven Mount P.L.C.	125,337	215,658
	Redrow P.L.C.	2,211,622	15,931,119
*	Redstone P.L.C.	369,451	525,670
*	Regent Inns P.L.C.	1,389,995	1,222,632
*	Renold P.L.C.	829,414	1,601,086
	Resolution P.L.C.	212,587	3,092,443
	RPC Group P.L.C.	1,068,342	5,103,161
	Rugby Estates P.L.C.	78,667	654,198
	S&U P.L.C.	7,000	61,348
*	Safeland P.L.C.	100,000	149,054
*	Sagittarius Professional Services P.L.C.	250,000	4,626
*	Scapa Group P.L.C.	1,927,891	1,275,743
*	SDL P.L.C.	57,530	331,669
*	Secure Ventures No. 6 P.L.C.	250,000	—
*	Secure Ventures No. 7 P.L.C.	250,000	—
	Senior P.L.C.	3,692,902	8,423,430
*	SFI Holdings, Ltd. Series A	79,000	—
	Signet Group P.L.C.	1,737,551	2,236,123
	Sinclair (William) Holdings P.L.C.	81,940	166,835
	Sirdar P.L.C.	280,105	158,631
	Smiths News P.L.C.	259,297	594,053
*	SPG Media Group P.L.C.	300,000	50,179
*	Spirent Communications P.L.C.	4,680,419	6,086,712
	Spring Group P.L.C.	762,757	730,483
	St Ives Group P.L.C.	2,351,169	12,072,338
	ST Modwen Properties P.L.C.	1,176,272	10,244,223
*	Stylo P.L.C.	5,293	5,236
*	Superscape Group P.L.C.	1,133,021	202,824
	Swallowfield P.L.C.	60,849	94,855
*	Tadpole Technology P.L.C.	296,000	21,426
*	Tandem Group P.L.C.	472,000	—
*	Taurus Storage P.L.C.	250,000	4,626
	TDG P.L.C.	1,614,740	6,942,905
*	Telspec P.L.C.	205,000	29,740
*	Terence Chapman Group P.L.C.	62,500	408
	Tex Holdings P.L.C.	11,000	25,521
*	The 600 Group P.L.C.	1,065,961	1,134,634
	The Cardiff Property P.L.C.	4,000	69,901
	The Character Group P.L.C.	50,000	160,362
*	Thomas Cook Group P.L.C.	111,200	604,387

46

*	THUS Group P.L.C.	2,425,446	6,749,933
*	Tinopolis P.L.C.	349,887	202,172
	Titon Holdings P.L.C.	36,110	54,195
*	Torotrak P.L.C.	44,048	24,475
	Town Centre Securities P.L.C.	499,103	3,617,903
*	Trafficmaster P.L.C.	838,238	853,912
	Travis Perkins P.L.C.	469,851	12,839,397
	Treatt P.L.C.	38,663	237,569
	Trifast P.L.C.	872,672	1,174,816
	Trinity Mirror P.L.C.	4,342,891	30,210,625
	TT electronics P.L.C.	2,019,448	5,385,588
*	UK Coal P.L.C.	1,860,967	16,237,839
	Umeco P.L.C.	283,900	3,533,122
	Unite Group P.L.C.	2,673,484	22,477,899
	Vega Group P.L.C.	14,000	78,100
*	Vernalis P.L.C.	132,072	26,755
#	Victoria P.L.C.	52,231	293,569
	Vislink P.L.C.	816,969	873,800
*	Volex Group P.L.C.	246,843	713,266
	Vp P.L.C.	315,426	2,674,350
*	VTR P.L.C.	13,000	12,997
	Wagon P.L.C.	789,841	456,305
	Warner Estate Holdings P.L.C.	307,172	2,825,750
	Waterman Group P.L.C.	514,435	1,754,619
*	Watermark Group P.L.C.	30,469	9,003
*	Wembley P.L.C.	277,102	56,970
*	Westcity P.L.C.	456,507	302,095
*	Whitecroft P.L.C.	70,000	—
	William Ransom & Son P.L.C.	115,000	46,191
	Wilmington Group P.L.C.	422,000	1,780,624
*	Wilshaw Securities P.L.C.	28,000	2,231
#	Woolworths Group P.L.C.	22,888,064	6,951,369
	Workspace Group P.L.C.	704,858	4,095,598
	WSP Group P.L.C.	110,205	1,557,717
#	Young & Co’s Brewery P.L.C. Class A	8,950	413,067
	Zetex P.L.C.	312,321	324,295
	Zotefoams P.L.C.	196,330	368,889
TOTAL COMMON STOCKS			1,235,116,951

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	—
*	SFI Holdings, Ltd. Litigation Certificate	79,000	—
*	Ultraframe Litigation Notes	160,022	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — UNITED KINGDOM			1,235,116,951

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (14.5%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $97,784,896 FHLMC 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	$100,000	100,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $246,102,972 FHLMC 5.875%(r), 12/01/37 & 6.000% 12/01/37 & FNMA, rates ranging from 5.500% to 7.220%(r), maturities ranging from 01/01/36 to 10/01/46, valued at $204,000,001) to be repurchased at $200,077,167	200,000	200,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $145,672,545 FHLMC 4.500%, 01/01/19 & 5.000%, 06/01/37, valued at $115,632,738) to be repurchased at $113,409,169	113,365	113,365,429
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $554,264,163 FNMA, rates ranging from 5.000% to 6.923%(y), maturities ranging from 08/01/22 to 11/01/47, valued at $458,351,905) to be repurchased at $449,533,161	449,360	449,359,783
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $127,533,762 FHLMC 6.500%, 08/01/17 & FNMA, rates ranging from 5.500% to 7.500%, maturities ranging from 03/01/19 to 11/01/37, valued at $103,623,576) to be repurchased at $101,626,909	101,588	101,587,713

47

	Face Amount	Value †
	(000)
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $624,846,636 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 06/01/08 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 04/01/23 to 11/01/37, valued at $417,749,038) to be repurchased at $409,714,413	$409,556	$409,556,392
TOTAL SECURITIES LENDING COLLATERAL		1,373,869,317

TOTAL INVESTMENTS - (100.0%)
(Cost $7,848,736,384)		$9,506,178,842

See accompanying Notes to Financial Statements.

48

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Shares	Value ††

BRAZIL — (11.6%)
COMMON STOCKS — (2.1%)
Cia de Saneamento do Parana	58,300	$90,733
Companhia de Concessoes Radoviarias	158,000	2,758,632
Companhia Siderurgica Nacional SA	14,000	1,065,990
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	11,477,125
Companhia Vale do Rio Doce ADR	329,200	11,383,736
Empresa Brasileira de Aeronautica SA	98,400	1,075,830
Empresa Brasileira de Aeronautica SA ADR	91,925	4,006,092
Eternit SA	159,600	567,997
* IdeiasNet SA	36,000	174,709
Industrias Romi SA	18,000	220,795
Perdigao SA	84,864	2,041,243
Perdigao SA ADR	22,800	1,088,472
Souza Cruz SA	56,000	1,583,756
* Tele Norte Celular Participacoes SA ADR	300	3,810
Tractebel Energia SA	152,200	1,889,022
Weg SA	169,000	2,282,306
TOTAL COMMON STOCKS		41,710,248

PREFERRED STOCKS — (9.5%)
Aracruz Celulose SA Series B	90,000	701,846
Aracruz Celulose SA Sponsored ADR	44,800	3,432,576
ArcelorMittal Inox Brasil SA	14,100	675,073
Banci Itau Holding Financeira SA	25,800	712,389
Banco Bradesco SA	17,600	558,621
Banco Bradesco SA Sponsored ADR	542,500	17,441,375
Banco Itau Holding Financeira SA ADR	448,000	12,337,920
Brasil Telecom Participacoes SA ADR	28,661	1,967,004
Brasil Telecom SA ADR	37,444	1,089,620
Braskem SA Preferred A	58,000	509,567
Braskem SA Special Preferred A Sponsored ADR	96,385	1,720,472
Centrais Electricas de Santa Catarina SA	45,450	1,062,283
Companhai Energetica do Ceara Coelce Series A	1,300	15,990
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	16,234	536,047
Companhia Brasileira de Petroleo Ipiranga SA	227,000	3,482,178
Companhia de Bebidas das Americas	22,214	1,654,247
Companhia de Bebidas das Americas Preferred ADR	34,800	2,612,784
Companhia de Tecidos Norte de Minas	19,400	110,489
Companhia Energetica de Minas Gerais	3,270	69,533
Companhia Energetica de Minas Gerais SA Sponsored ADR	210,234	4,404,402
Companhia Paranaense de Energia-Copel Series B	34,380	534,101
Companhia Paranaense de Energia-Copel Sponsored ADR	69,900	1,085,547
Companhia Vale do Rio Doce Series A	237,528	6,909,737
Companhia Vale do Rio Doce Sponsored ADR	488,800	14,140,984
Confab Industrial SA	201,081	656,174

1

	Contax Participacoes SA ADR	46,700	68,182
	Distribuidora de Produtos de Petroleo Ipiranga SA	9,500	222,569
	Duratex SA	137,800	3,435,968
	Eletropaulo Metropolita SA Preferred A	4,430,000	304,147
	Forjas Taurus SA	131,100	875,365
	Gerdau SA	22,800	647,359
	Gerdau SA Sponsored ADR	340,850	9,581,294
	Gol Linhas Aereas Inteligentes SA	65,000	1,665,337
	Investimentos Itau SA	1,683,680	12,209,427
	Klabin SA	971,000	3,834,819
	Lojas Americanas SA	184,600	1,771,139
	Mahle-Metal Leve SA Industria e Comercio	8,666	154,690
	Marcopolo SA	138,100	593,167
	Metalurgica Gerdau SA	197,450	7,685,648
*	Net Servicos de Comunicacao SA	45,223	671,017
	Net Servicos de Comunicacao SA Preferred ADR	91,194	1,346,023
*	Paranapanema SA	11,900	155,330
	Randon e Participacoes SA	73,100	784,132
	Refinaria Petroleo Ipiranga SA	10,000	274,725
	Sadia SA	330,000	2,035,923
	Sadia SA ADR	32,900	2,013,480
	Sao Paulo Alpargatas SA	21,000	1,593,011
	Saraiva Livreiros Editores	16,700	316,729
	Suzano Papel e Celullose SA	205,905	3,434,239
	Suzano Petroquimica SA	190,963	1,072,682
	Tele Norte Leste Participacoes SA	27,000	561,778
	Tele Norte Leste Participacoes SA ADR	141,900	2,968,548
	Telecomunicacoes de San Paulo SA ADR	68,900	1,810,003
	Telecomunicacoes de Sao Paulo SA	31,600	837,285
*	Telemar Norte Leste SA	69,300	2,559,078
	Telemig Celular Participacoes SA	3,498	97,660
	Telemig Celular Participacoes SA ADR	4,963	274,454
	Tim Participacoes SA	33,270	128,240
	Tim Participacoes SA ADR	32,000	1,241,280
	Trafo Equipamentos Electricos SA	54,900	74,417
	Ultrapar Participacoes SA	11,600	408,300
	Ultrapar Participacoes SA Sponsored ADR	15,200	539,904
	Uniao de Industrias Petroquimicas SA Series B	788,736	959,137
	Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	13,766,305
	Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	7,016,868
	Usinas Siderurgicas de Minas Gerais SA Series A	220,200	11,165,382
	Vivo Participacoes SA	318,951	1,893,032
#	Vivo Participacoes SA ADR	589,500	3,407,310
	Votorantim Celulose e Papel SA	42,937	1,408,320
	Votorantim Celulose e Papel SA Sponsored ADR	142,100	4,720,562
	Whirlpool SA	51,787	112,662
TOTAL PREFERRED STOCKS			191,117,886

RIGHTS/WARRANTS — (0.0%)
*	Tim Participacoes SA Rights 12/06/07	60	—

TOTAL — BRAZIL			232,828,134

2

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
	Aguas Andinas SA Series A	1,484,059	642,374
	Banco de Chile	1,722,617	141,330
	Banco de Chile Series F ADR	15,874	801,637
	Banco de Credito e Inversiones SA Series A	36,660	1,108,604
	Banco Santander Chile SA ADR	21,881	1,052,476
	Bancoco Santander Chile SA	988,793	45,536
	Banmedica SA	299,376	390,529
	Cap SA	94,979	2,815,861
	Cementos Bio-Bio SA	180,149	445,432
	Cintac SA	149,288	75,242
	Colbun SA	7,317,565	1,590,932
	Compania Cervecerias Unidas SA	36,271	262,381
	Compania Cervecerias Unidas SA ADR	28,774	1,025,793
	Compania de Consumidores de Gas Santiago SA	24,536	121,237
	Compania de Telecomunicaciones de Chile SA Series A	58,608	116,973
	Compania General de Electricidad SA	147,411	1,194,555
*	Compania SudAmericana de Vapores SA	807,318	1,834,995
	Compania Telecomunicaciones de Chile SA Sponsored ADR	212,138	1,720,439
	CorpBanca SA	144,924,645	1,016,864
*	Corpbanca SA ADR	1,500	52,035
	Cristalerias de Chile SA	58,676	695,843
	Distribucion y Servicio D&S SA	705,881	392,040
	Distribucion y Servicio D&S SA ADR	49,765	1,651,700
	Embotelladora Andina SA Series B	79,022	234,278
	Embotelladora Andina SA Series B ADR	10,900	185,300
	Empresa Nacional de Electricidad SA	351,708	473,323
	Empresa Nacional de Electricidad SA Sponsored ADR	72,100	2,922,934
	Empresa Nacional de Telecomunicaciones SA	121,071	1,854,532
	Empresas CMPC SA	122,353	4,497,764
	Empresas Copec SA	367,348	6,507,639
	Empresas Iansa SA	2,735,872	210,834
	Enersis SA	1,676,555	576,911
	Enersis SA Sponsored ADR	191,812	3,350,956
	Farmacias Ahumada SA	46,764	195,948
	Industrias Forestales SA	54,906	14,867
	Lan Airlines SA	33,980	500,348
	Lan Airlines SA Sponsored ADR	14,200	209,450
*	Madeco SA	4,797,247	602,180
*	Madeco SA Sponsored ADR	26,800	317,580
	Masisa SA	4,099,269	810,212
	Parque Arauco SA	571,982	678,307
	S.A.C.I. Falabella SA	280,132	1,520,392
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	7,000	1,229,620
	Soquimic Comercial SA	134,454	67,632
	Vina de Concha y Toro SA	328,967	715,932
	Vina de Concha y Toro SA Sponsored ADR	4,900	214,571
*	Vina San Pedro SA	16,383,152	153,777
TOTAL COMMON STOCKS			47,240,095

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series B	11,313	199,006

3

RIGHTS/WARRANTS — (0.0%)
*	Cia General de Electricidad SA Rights 12/13/07	16,188	962

TOTAL — CHILE			47,440,063

CHINA — (4.8%)
COMMON STOCKS — (4.8%)
* #	Air China, Ltd.	410,000	521,705
	Aluminum Corp of China, Ltd.	30,000	68,048
	Aluminum Corp. of China, Ltd. ADR	9,900	560,142
	AMVIG Holdings, Ltd.	114,000	161,194
* #	Angang Steel Co., Ltd.	195,160	607,564
*	Anhui Conch Cement Co., Ltd.	32,000	276,542
*	Anhui Expressway Co., Ltd.	70,000	54,948
*	AviChina Industry and Technology Co., Ltd.	260,000	70,732
* #	Bank of China, Ltd.	4,244,000	2,219,465
#	Bank of Communications Co., Ltd.	803,000	1,274,897
*	Baoye Group Co., Ltd.	58,000	63,836
	Beijing Capital International Airport Co., Ltd.	352,000	604,060
*	Beijing Capital Land, Ltd.	208,000	157,241
	Beijing Enterprises Holdings, Ltd.	134,000	676,540
* #	Brilliance China Automotive Holdings, Ltd.	770,000	162,669
* #	Byd Co., Ltd.	31,000	238,494
	Catic Shenzhen Holdings, Ltd.	52,000	39,695
	Chaoda Modern Agriculture	731,025	687,178
*	China Aerospace International Holdings, Ltd.	316,800	56,157
	China Airlines	1,525,621	671,327
	China Construction Bank Corp.	4,283,000	4,147,459
*	China COSCO Holdings Co., Ltd.	173,000	650,744
#	China Everbright International, Ltd.	380,000	188,824
* #	China Everbright, Ltd.	134,000	442,630
* #	China Foods, Ltd.	368,000	274,967
#	China Gas Holdings, Ltd.	476,000	217,792
#	China Green (Holdings), Ltd.	123,000	129,017
*	China Haidian Holdings, Ltd.	344,000	36,624
#	China Infrastructure Machinery Holdings, Ltd.	104,000	200,834
*	China Insurance International Holdings Co., Ltd.	117,000	318,852
*	China Life Insurance Co., Ltd.	540,000	317,024
*	China Life Insurance Co., Ltd. ADR	33,100	2,733,729
	China Mengniu Dairy Co., Ltd.	133,000	479,591
	China Merchants Holdings (International) Co., Ltd.	258,000	1,675,987
* #	China Mining Resources Group, Ltd.	532,000	51,229
	China Mobile, Ltd. Sponsored ADR	115,000	10,540,900
*	China National Building Material Co., Ltd.	28,000	122,920
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	24,368	1,561,258
*	China Oilfield Services, Ltd.	242,000	578,598
	China Petroleum and Chemical Corp. (Sinopec)	48,000	72,861
	China Petroleum and Chemical Corp. (Sinopec) ADR	28,400	4,342,076
*	China Pharmaceutical Group, Ltd.	204,000	80,846
#	China Power International Development, Ltd.	638,000	320,517
	China Rare Earth Holdings, Ltd.	176,000	45,163
	China Resources Enterprise, Ltd.	384,000	1,622,945
	China Resources Power Holdings Co., Ltd.	232,000	803,734
	China Shenhua Energy Co., Ltd.	244,500	1,454,349
*	China Shipping Container Lines Co., Ltd.	810,300	739,674

4

*	China Shipping Development Co., Ltd.	172,000	473,018
*	China Southern Airlines Co., Ltd. ADR	3,200	199,424
	China State Construction International Holdings, Ltd.	32,000	55,353
*	China Telecom Corp., Ltd. ADR	28,900	2,333,964
	China Travel International Investment Hong Kong, Ltd.	1,154,000	776,826
	China Unicom, Ltd.	42,000	97,847
	China Unicom, Ltd. ADR	112,700	2,604,497
	China Yurun Food Group, Ltd.	218,000	359,707
* #	Chongqing Iron and Steel Co., Ltd.	80,000	40,730
*	CITIC 21CN Co., Ltd.	454,000	36,281
	Citic Pacific, Ltd.	334,000	1,891,463
*	CITIC Resources Holdings, Ltd.	370,000	227,627
	CNOOC, Ltd.	233,000	427,919
	CNOOC, Ltd. ADR	29,000	5,352,530
	CNPC (Hong Kong), Ltd.	740,000	513,818
	Comba Telecom Systems Holdings, Ltd.	126,000	36,319
#	COSCO International Holdings, Ltd.	206,000	232,322
	COSCO Pacific, Ltd.	394,000	1,102,326
* #	Dalian Port (PDA) Co., Ltd.	176,000	132,676
	Datang International Power Generation Co., Ltd.	462,000	420,929
	Denway Motors, Ltd.	1,736,000	1,136,157
	Digital China Holdings, Ltd.	110,000	75,129
*	Dongfang Electric Co., Ltd.	28,000	240,318
*	Dongfeng Motor Corp.	1,014,000	788,002
	Dynasty Fine Wines Group, Ltd.	212,000	86,794
*	Enerchina Holdings, Ltd.	237,900	11,757
*	First Tractor Co., Ltd.	86,000	55,581
#	FU JI Food & Catering Services	62,000	155,581
#	Geely Automobile Holdings, Ltd.	640,000	85,301
	Global Bio-Chem Technology Group Co., Ltd.	466,000	127,161
* #	Golden Eagle Retail Group, Ltd.	178,000	193,684
#	GOME Electrical Appliances Holdings, Ltd.	302,000	625,309
*	Great Wall Motor Co., Ltd.	70,500	108,211
*	Great Wall Technology Co., Ltd.	108,000	34,800
	Guangdong Investment, Ltd.	982,000	570,786
* #	Guangshen Railway Co., Ltd. Sponsored ADR	11,700	429,273
*	Guangzhou Pharmaceutical Co., Ltd.	44,000	39,595
#	Guangzhou R&F Properties Co., Ltd.	73,200	315,837
*	Guangzhou Shipyard International Co., Ltd.	10,000	62,745
	GZI Transport, Ltd.	200,000	128,442
	Hainan Meilan International Airport Co., Ltd.	34,000	48,201
*	Harbin Power Equipment Co., Ltd.	100,000	341,520
#	Hengan International Group Co., Ltd.	120,000	524,600
	HKC (Holdings), Ltd.	954,213	304,802
#	Hopson Development Holdings, Ltd.	132,000	416,347
* #	Huadian Power International Corp.	504,000	265,207
*	Huaneng Power International, Inc. ADR	26,300	1,128,270
* #	Hunan Non-Ferrous Metal Corp., Ltd.	314,000	228,471
*	Industrial and Commercial Bank of China (Asia), Ltd.	5,133,000	4,116,464
*	Jiangsu Express Co., Ltd.	430,000	439,365
* #	Jiangxi Copper Co., Ltd.	119,000	316,431
#	Kingway Brewery Holdings, Ltd.	134,000	29,480
	Lenova Group, Ltd.	652,000	578,647
#	Li Ning Co., Ltd.	132,000	449,600
#	Lianhua Supermarket Holdings Co., Ltd.	36,000	52,645

5

*	Lingbao Gold Co., Ltd.	56,000	34,402
*	Maanshan Iron and Steel Co., Ltd.	490,000	352,394
#	Mingyuan Medicare Development Co., Ltd.	300,000	46,513
#	Minmetals Resources, Ltd.	220,000	150,135
#	Neo-China Group (Holdings), Ltd.	295,000	278,550
	Nine Dragons Paper Holdings, Ltd.	134,000	334,756
	PetroChina Co., Ltd. ADR	32,600	6,250,724
#	PICC Property and Casualty Co., Ltd.	404,000	630,605
	Ping An Insurance (Group) Co. of China, Ltd.	116,500	1,296,453
*	Qingling Motors Co., Ltd.	192,000	42,411
*	Semiconductor Manufacturing International Corp. ADR	149,300	716,640
*	Shandong Molong Petroleum Machinery Co., Ltd.	196,000	42,323
*	Shanghai Electric Group Co., Ltd.	950,000	757,076
	Shanghai Industrial Holdings, Ltd.	183,000	884,031
* #	Shanghai Prime Machinery Co., Ltd.	138,000	50,985
*	Shenzhen Expressway Co., Ltd.	230,000	232,271
	Shenzhen International Holdings, Ltd.	840,000	122,275
	Shenzhen Investment, Ltd.	654,000	503,081
*	Shenzhou International Group	153,000	68,907
	Shimao Property Holdings, Ltd.	380,500	1,122,614
	Shougang Concord International Enterprises Co., Ltd.	468,000	197,756
	SinoCom Software Group, Ltd.	232,000	43,626
#	Sinofert Holdings, Ltd.	400,000	321,124
	Sinolink Worldwide Holdings, Ltd.	366,000	90,161
	Sinopec Kantons Holdings, Ltd.	128,000	31,742
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	6,688	421,076
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	338,000	129,858
	Sinotrans, Ltd.	570,000	279,942
	Skyworth Digital Holdings, Ltd.	388,000	58,131
	SRE Group, Ltd.	250,000	81,300
	Stone Group Holdings, Ltd.	394,000	41,933
* #	TCL Communication Technology Holdings, Ltd.	1,212,000	40,476
* #	TCL Multimedia Technology Holdings, Ltd.	756,000	45,865
*	Tianjin Capital Environmental Protection	78,000	41,826
	Tianjin Development Holdings, Ltd.	188,000	220,857
* #	Towngas China Co., Ltd.	234,000	133,044
	TPV Technology, Ltd.	426,000	270,034
*	Travelsky Technology, Ltd.	214,000	229,908
* #	Tsingtao Brewery Co., Ltd.	62,000	213,296
	Weichai Power Co., Ltd.	23,000	177,395
*	Weiqiao Textile Co., Ltd.	167,500	248,361
*	Xiamen International Port Co., Ltd.	138,000	37,446
*	Xinao Gas Holdings, Ltd.	194,000	361,120
*	Xiwang Sugar Holdings Co., Ltd.	104,000	36,216
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	13,500	1,391,715
	Zhejiang Expressway Co., Ltd.	504,000	719,945
*	Zhejiang Glass Co., Ltd.	40,000	44,683
* #	Zijin Mining Group Co., Ltd.	292,000	428,706
* #	ZTE Corp.	43,600	209,081
TOTAL COMMON STOCKS			95,613,436

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/30/09	95,300	4,896

TOTAL — CHINA			95,618,332

6

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
	CEZ A.S.	119,417	8,856,149
	Komercni Banka A.S.	21,075	4,754,108
#	Phillip Morris CR A.S.	439	198,452
	Telefonica 02 Czech Republic A.S.	147,938	4,503,452
*	Unipetrol A.S.	102,279	1,846,424
#	Zentiva NV	19,900	1,068,801

TOTAL — CZECH REPUBLIC			21,227,386

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
*	Danubius Hotel & Spa NYRT	4,737	247,765
	Egis Gyogyszergyar NYRT	9,479	1,072,988
#	EMASZ RT	1,045	144,235
* #	Fotex NYRT	71,030	358,558
	Magyar Telekom Telecommunications P.L.C.	352,892	1,841,881
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	17,800	478,998
#	MOL Hungarian Oil & Gas NYRT	68,349	9,791,785
	OTP Bank NYRT	257,898	12,712,597
*	Pannonplast NYRT	42,550	360,374
* #	RABA Automotive Holding NYRT	15,268	169,447
#	Richter Gedeon NYRT	20,632	4,589,722
*	Synergon Information Systems	14,016	137,190
	Zwack Unicum NYRT	611	57,652

TOTAL — HUNGARY			31,963,192

INDIA — (11.6%)
COMMON STOCKS — (11.6%)
*	3M India, Ltd.	2,635	132,525
	Aban Offshore, Ltd.	9,095	1,054,001
*	Abhishek Industries, Ltd.	93,420	52,474
	Adani Enterprises, Ltd.	86,478	1,744,950
	Aditya Birla Nuvo, Ltd.	28,183	1,119,451
	Adlabs Films, Ltd.	23,621	575,437
	Ador Welding, Ltd.	8,446	48,079
*	Aftek, Ltd.	59,619	104,572
*	Agro Tech Foods, Ltd.	8,888	42,575
	Alembic, Ltd.	89,566	200,480
	Alfa Laval (India), Ltd.	2,323	58,456
	Alok Industries, Ltd.	90,537	172,514
	Alstom Projects India, Ltd.	28,137	669,289
	Ambuja Cements, Ltd.	427,009	1,610,840
	Amtek Auto, Ltd.	67,650	771,389
	Ansal Properties & Infrastructure, Ltd.	64,986	406,149
	Apollo Hospitals Enterprise, Ltd.	29,568	362,838
	Apollo Tyres, Ltd.	253,901	267,618
*	Aptech, Ltd.	23,684	226,209
*	Arvind Mills, Ltd.	202,209	383,087
	Asahi India Glass, Ltd.	65,517	166,896
	Asea Brown Boveri India, Ltd.	24,530	965,379

7

	Ashapura Minechem, Ltd.	37,068	312,805
	Ashok Leyland, Ltd.	734,828	833,911
	Asian Electronics, Ltd.	16,066	162,757
	Asian Hotels, Ltd.	10,213	165,594
	Asian Paints (India), Ltd.	16,667	417,929
	Astra Microwave Products, Ltd.	25,999	80,185
	Aurobindo Pharma, Ltd.	31,075	391,949
	Automotive Axles, Ltd.	5,791	70,910
*	Avaya GlobalConnect, Ltd.	6,138	38,122
	Aventis Pharma, Ltd.	10,597	265,065
	Axis Bank, Ltd.	125,013	2,937,417
	Aztecsoft, Ltd.	30,303	38,093
	Bajaj Auto Finance, Ltd.	18,427	153,876
	Bajaj Auto, Ltd.	19,633	1,343,997
	Bajaj Hindusthan, Ltd.	66,763	361,614
	Balaji Telefilms, Ltd.	32,965	287,138
	Ballarpur Industries, Ltd.	110,624	427,231
	Balmer Lawrie & Co., Ltd.	8,790	133,482
	Balrampur Chini Mills, Ltd.	162,214	419,696
	Bank of Maharashtra, Ltd.	245,477	477,475
	Bank of Rajasthan, Ltd.	77,853	319,445
*	Bannari Amman Sugars, Ltd.	3,050	65,779
	BASF India, Ltd.	13,428	86,060
*	Bata India, Ltd.	37,095	211,802
	BEML, Ltd.	17,714	742,856
	Berger Paints India, Ltd.	159,190	188,391
	Bharat Forge, Ltd.	101,270	805,854
	Bharati Shipyard, Ltd.	14,379	259,637
	Bhushan Steel & Strips, Ltd.	24,738	843,497
	Biocon, Ltd.	36,998	534,915
	Birla Corp., Ltd.	47,059	410,435
	Blue Dart Express, Ltd.	6,396	97,139
	Blue Star, Ltd.	30,792	343,480
	BOC India, Ltd.	28,710	106,133
	Bombay Dyeing & Manufacturing Co., Ltd.	14,056	258,242
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	238,214
	Bosch Chassis Systems India	8,744	76,818
	Britannia Industries, Ltd.	10,778	407,839
	Cadila Healthcare, Ltd.	58,849	427,651
*	Cambridge Solutions, Ltd.	41,331	88,691
	Carborundum Universal, Ltd.	53,283	230,769
	CCL Products (India), Ltd.	4,124	24,562
	Ceat, Ltd.	29,293	145,493
	Century Enka, Ltd.	7,789	32,799
	Century Textiles & Industries, Ltd.	32,511	913,830
	CESC, Ltd.	34,102	542,968
	Chambal Fertilizers & Chemicals, Ltd.	230,458	363,811
*	Chemplast Sanmar, Ltd.	224,492	62,948
	Chennai Petroleum Corp., Ltd.	63,829	659,261
	Cipla, Ltd.	173,054	804,905
	City Union Bank, Ltd.	22,474	134,000
	Clariant Chemicals (India), Ltd.	4,264	29,974
	CMC, Ltd.	6,389	158,479
	Colgate-Palmolive (India), Ltd.	34,562	333,322
	Coromandel Fertilisers, Ltd.	73,239	215,989

8

	Cranes Software International, Ltd.	61,637	190,142
	CRISIL, Ltd.	2,715	236,588
	Crompton Greaves, Ltd.	84,481	905,185
	Cummins India, Ltd.	61,033	652,107
	Dabur India, Ltd.	71,014	198,193
*	Dabur Pharma, Ltd.	89,359	162,055
	Dalmia Cement (Bharat), Ltd.	22,766	281,649
	DCM Shriram Consolidated, Ltd.	101,063	179,961
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	203,652
	Dhampur Sugar Mills, Ltd.	20,664	33,768
*	Dish TV India, Ltd.	104,302	217,059
	Dishman Pharmaceuticals & Chemicals, Ltd.	35,149	244,622
	Divi’s Laboratories, Ltd.	27,075	1,103,114
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,427,966
	Dr. Reddy’s Laboratories, Ltd. ADR	29,500	463,445
	E.I.D. - Parry (India), Ltd.	43,768	176,858
	Eicher Motors, Ltd.	15,615	170,424
	EIH, Ltd.	193,663	797,144
	Elder Pharmaceuticals, Ltd.	8,586	87,358
	Electrosteel Casings, Ltd.	124,739	264,076
	Elgi Equipments, Ltd.	23,578	43,294
	Esab India, Ltd.	9,613	105,312
*	Escorts, Ltd.	48,967	188,571
	Essel Propack, Ltd.	64,950	96,362
*	Eveready Industries (India), Ltd.	30,440	57,328
	Exide Industries, Ltd.	317,160	572,743
	FAG Bearings (India), Ltd.	11,829	187,612
	FDC, Ltd.	127,472	98,852
	Federal Bank, Ltd.	49,350	394,810
	Finolex Cables, Ltd.	94,015	216,243
	Finolex Industries, Ltd.	71,512	152,346
	Gammon India, Ltd.	53,301	749,864
	Geodesic Information Systems, Ltd.	47,471	227,498
	Geometric, Ltd.	29,740	54,225
	GHCL, Ltd.	44,954	189,704
	Gillette India, Ltd.	8,542	184,338
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	378,058
	GlaxoSmithKline Pharmaceuticals, Ltd.	16,016	383,404
	Glenmark Pharmaceuticals, Ltd.	53,290	615,310
	Godavari Fertilisers & Chemicals, Ltd.	14,439	61,989
	Godfrey Phillips India, Ltd.	3,952	147,977
	Godrej Consumer Products, Ltd.	53,277	173,208
	Godrej Industries, Ltd.	85,686	608,263
*	Goetze (India), Ltd.	8,529	30,006
	Graphite India, Ltd.	68,222	150,640
	Great Eastern Shipping Co., Ltd.	85,000	1,061,458
	Great Offshore, Ltd.	15,364	354,304
	Greaves Cotton, Ltd.	18,476	156,439
*	GTL Infrastructure, Ltd.	102,164	138,681
	GTL, Ltd.	91,093	577,467
	Gujarat Alkalies & Chemicals, Ltd.	38,986	198,949
	Gujarat Ambuja Exports, Ltd.	106,310	194,376
	Gujarat Fluorochemicals, Ltd.	26,217	458,579
	Gujarat Gas Co., Ltd.	28,690	250,928
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	371,900

9

	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	296,808
	H.E.G., Ltd.	23,274	251,050
	HCL Infosystems, Ltd.	98,929	575,793
	HCL Technologies, Ltd.	107,040	866,086
	HDFC Bank ADR	2,200	295,878
	HDFC Bank, Ltd.	137,419	5,998,963
	Helios & Matheson Information Technology, Ltd.	13,964	36,592
	Hero Honda Motors, Ltd. Series B	69,663	1,276,672
	Hexaware Technologies, Ltd.	73,660	144,605
	Hikal, Ltd.	4,307	45,968
*	Himachal Futuristic Communications, Ltd.	432,213	302,701
	Himatsingka Seide, Ltd.	41,049	103,434
	Hinduja Ventures, Ltd.	10,967	158,684
	Hindustan Construction Co., Ltd.	135,525	690,967
*	Hindustan Motors, Ltd.	84,867	88,462
*	Hindustan Oil Exploration Co., Ltd.	29,987	108,161
	Hindustan Sanitaryware & Industries, Ltd.	12,171	21,323
	Hindustan Unilever, Ltd.	291,009	1,525,184
	Honeywell Automation India, Ltd.	3,195	168,885
	Hotel Leelaventure, Ltd.	217,449	358,083
	HTMT Global Solutions, Ltd.	10,967	134,734
	ICI India, Ltd.	22,181	320,962
	ICICI Bank Sponsored ADR	254,253	15,384,849
	iGate Global Solutions, Ltd.	12,732	128,119
	India Cements, Ltd.	144,820	1,083,824
	India Glycols, Ltd.	13,721	145,777
	Indiabulls Financial Services, Ltd.	105,042	1,952,098
*	Indiabulls Real Estate, Ltd.	87,037	1,319,845
	Indian Hotels Co., Ltd.	393,944	1,335,505
	Indo Rama Synthetics (India), Ltd.	52,177	68,611
*	Indoco Remedies, Ltd.	5,448	40,910
	IndusInd Bank, Ltd.	150,435	452,769
	Industrial Development Bank of India, Ltd.	329,846	1,355,242
	Infomedia India, Ltd.	10,900	54,871
	Infosys Technologies, Ltd.	159,671	6,491,700
	Infotech Enterprises, Ltd.	17,652	137,317
	Ipca Laboratories, Ltd.	15,138	229,651
*	Ispat Industries, Ltd.	145,697	190,890
	ITC, Ltd.	767,430	3,674,126
	IVRCL Infrastructures & Projects, Ltd.	56,278	662,163
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	80,294
	Jain Irrigation Systems, Ltd.	23,113	362,111
	Jaiprakash Associates, Ltd.	34,057	1,558,944
	Jammu & Kashmir Bank, Ltd.	28,063	520,499
	JBF Industries, Ltd.	35,709	143,183
	Jet Airways (India), Ltd.	38,723	815,894
	Jindal Poly Films, Ltd.	15,442	94,053
	Jindal Saw, Ltd.	27,561	592,963
	Jindal Stainless, Ltd.	85,928	475,803
	Jindal Steel & Power, Ltd.	14,122	4,829,321
	JK Tyre and Industries, Ltd.	13,191	42,695
	JSW Steel, Ltd.	61,835	1,572,701
	Jubilant Organosys, Ltd.	65,603	500,581
	Jyoti Structures, Ltd.	32,390	235,684
	K.S.B. Pumps, Ltd.	6,634	77,504

10

	Kajaria Ceram	53,853	35,329
	Karnataka Bank, Ltd.	70,184	373,695
	Karur Vysya Bank, Ltd.	30,439	262,463
	KEC International, Ltd.	12,355	239,107
	Kesoram Industries, Ltd.	25,880	364,810
	Kirloskar Oil Engines, Ltd.	111,764	446,996
	Kohinoor Foods, Ltd.	10,000	15,797
	KPIT Cummins Infosystems, Ltd.	39,860	128,229
	Lakshmi Machine Works, Ltd.	4,604	378,297
	Lanxess ABS, Ltd.	17,327	85,964
	Larsen & Toubro, Ltd.	45,846	4,783,071
	LIC Housing Finance, Ltd.	49,892	432,382
	Lupin, Ltd.	30,110	400,811
	Madras Cements, Ltd.	3,597	419,010
	Maharashtra Scooters, Ltd.	2,000	16,312
	Maharashtra Seamless, Ltd.	28,209	357,567
	Mahindra & Mahindra, Ltd.	105,836	1,962,401
	Mahindra Lifespace Developers, Ltd.	19,591	278,618
	Mahindra Ugine Steel Co., Ltd.	12,400	26,436
	Mangalam Cement, Ltd.	13,880	67,828
	Mangalore Refinery & Petrochemicals, Ltd.	364,184	1,114,226
	Marico, Ltd.	173,680	285,643
	Maruti Suzuki India, Ltd.	46,342	1,183,893
	Mastek, Ltd.	20,667	146,686
*	Matrix Laboratories, Ltd.	84,937	469,870
*	MAX India, Ltd.	51,607	300,757
*	McDowell Holdings, Ltd.	2,935	17,017
*	Megasoft, Ltd.	4,829	15,276
	Mercator Lines, Ltd.	96,003	303,480
	Merck, Ltd.	6,714	65,546
	Micro Inks, Ltd.	1,512	14,030
	MIRC Electronics, Ltd.	60,413	43,690
	Mirza International, Ltd.	39,745	22,144
	Monnet Ispat, Ltd.	21,225	217,035
	Monsanto India, Ltd.	4,435	167,246
	Moser Baer (India), Ltd.	123,267	849,661
	Motherson Sumi Systems, Ltd.	99,562	242,589
	Motor Industries Co., Ltd.	5,376	630,583
	Mphasis, Ltd.	55,499	398,504
	MRF, Ltd.	2,157	383,609
	Mukand, Ltd.	49,759	106,651
	Mukta Arts, Ltd.	2,950	12,457
*	Mysore Cements, Ltd.	87,234	112,704
	Nagarjuna Construction Co., Ltd.	118,123	942,501
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	403,462
*	Nahar Capital & Financial Services, Ltd.	9,759	—
*	Nahar Exports, Ltd.	15,371	10,028
	Nahar Spinning Mills, Ltd.	21,836	42,677
	Natco Pharma, Ltd.	10,444	35,224
	Navneet Publications (India), Ltd.	50,750	136,581
*	NELCO, Ltd.	8,380	25,702
*	Netflier Finco, Ltd.	4,397	4,146
	Nicholas Piramal India, Ltd.	86,314	666,124
	NIIT Technologies, Ltd.	35,350	199,718
	NIIT, Ltd.	131,535	480,171

11

	Nirma, Ltd.	70,348	422,709
	NOCIL, Ltd.	79,587	87,483
	Nucleus Software Exports, Ltd.	12,516	100,964
	OCL India, Ltd.	23,518	188,335
	Omax Autos, Ltd.	24,208	41,396
	Opto Circuits India, Ltd.	33,865	383,258
	Orchid Chemicals & Pharmaceuticals, Ltd.	40,327	262,769
	Orient Paper and Industries, Ltd. (6660765)	5,452	94,702
	Orient Paper and Industries, Ltd. (B242XX9)	1,635	19,645
	Panacea Biotec, Ltd.	31,106	266,947
	Pantaloon Retail India, Ltd.	8,100	136,276
	Patel Engineering, Ltd.	18,207	350,826
	Patni Computer Systems, Ltd.	58,163	460,352
	Petronet LNG, Ltd.	383,159	1,005,274
	Pfizer, Ltd.	15,293	251,764
	Pidilite Industries, Ltd.	95,780	472,857
	Polaris Software Lab, Ltd.	59,814	165,658
	Praj Industries, Ltd.	47,766	235,447
	Pricol, Ltd.	37,006	31,176
	Prism Cements, Ltd.	160,404	245,610
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	65,707
	PSL, Ltd.	19,585	247,131
	PTC India, Ltd.	110,103	412,331
*	Punjab Tractors, Ltd.	11,028	55,921
	Radico Khaitan, Ltd.	41,971	155,626
	Rain Calcining, Ltd.	88,324	123,730
	Rallis India, Ltd.	8,513	93,309
*	Rama Newsprint & Papers, Ltd.	31,486	22,880
	Ranbaxy Laboratories, Ltd.	135,039	1,322,134
	Raymond, Ltd.	35,742	379,860
	REI Agro, Ltd.	24,462	464,392
	Reliance Capital, Ltd.	8,237	489,820
	Reliance Communications, Ltd.	858,243	14,629,943
	Reliance Energy, Ltd.	69,057	3,031,869
	Reliance Industrial Infrastructure, Ltd.	5,844	279,362
	Reliance Industries, Ltd.	492,942	35,624,864
*	Reliance Natural Resources, Ltd.	164,752	698,469
	Rico Auto Industries, Ltd.	48,462	51,806
	Rolta India, Ltd.	43,381	802,166
	Ruchi Soya Industries, Ltd.	91,395	239,453
*	Sakthi Sugars, Ltd.	22,108	39,936
*	Saregama India, Ltd.	9,635	67,584
	Satyam Computer Services, Ltd.	212,500	2,356,750
	Satyam Computer Services, Ltd. ADR	48,100	1,258,296
*	SEAMEC, Ltd.	15,622	82,675
*	Selectron EMS India, Ltd.	2,779	—
	Sesa GOA, Ltd.	13,586	1,184,197
	Shanthi Gears, Ltd.	58,867	126,444
	Shasun Chemicals & Drugs, Ltd.	38,885	67,374
	Shree Cement, Ltd.	8,847	314,063
*	Shree Precoated Steel, Ltd.	31,482	289,494
	Shriram Transport Finance Co., Ltd.	96,187	782,589
*	Shyam Telekink, Ltd.	102,354	11,416
*	Sical Logistics, Ltd.	24,134	144,437
	Siemens India, Ltd.	11,659	534,069

12

	SKF India, Ltd.	26,925	299,140
*	Solectron Centum Electronics, Ltd.	5,559	25,915
	Sona Koyo Steering Systems, Ltd.	35,758	57,947
	Sonata Software, Ltd.	72,784	79,031
	South India Bank, Ltd.	36,148	161,428
	SREI Infrastructure Finance, Ltd.	74,280	346,434
	SRF, Ltd.	33,988	136,428
*	SSI, Ltd.	46,357	167,889
	Sterling Biotech, Ltd.	99,402	394,716
	Sterlite Industries (India), Ltd. Series A	133,272	3,506,894
	Sterlite Technologies, Ltd.	30,427	224,899
	Strides Arcolab, Ltd.	16,893	112,279
	Subex, Ltd.	9,445	69,512
	Subros, Ltd.	30,695	35,216
*	Sun Pharma Advanced Research Co., Ltd.	19,040	44,543
	Sun Pharmaceuticals Industries, Ltd.	19,040	530,370
	Sundaram-Clayton, Ltd.	6,924	126,733
	Sundram Fastners, Ltd.	105,224	133,420
	Supreme Industries, Ltd.	6,900	60,831
	Supreme Petrochem, Ltd.	73,968	52,936
*	Swaraj Engines, Ltd.	10,500	44,389
	Syndicate Bank	274,612	705,450
	Taj GVK Hotels and Resorts, Ltd.	27,604	109,459
	Tata Chemicals, Ltd.	101,105	800,850
	Tata Consultancy Services, Ltd.	55,938	1,439,809
	Tata Elxsi, Ltd.	12,000	78,890
	Tata Investment Corp., Ltd.	12,815	219,842
	Tata Metaliks, Ltd.	23,524	92,075
	Tata Motors, Ltd.	125,099	2,328,757
	Tata Power Co., Ltd.	41,843	1,248,690
	Tata Steel, Ltd.	118,056	2,465,038
	Tata Tea, Ltd.	11,489	220,804
*	Tata Teleservices Maharashtra, Ltd.	570,372	699,777
*	Tele Data Informatics, Ltd.	79,217	131,945
*	Teledata Marine Solutions, Ltd.	39,608	—
*	Teledata Technology Solution	39,608	—
	Texmaco, Ltd.	7,927	321,353
	The Zandu Pharmaceutical Works, Ltd.	325	54,796
	Thermax, Ltd.	35,934	790,351
	Thomas Cook (India), Ltd.	75,993	139,334
*	Tinplate Company of India, Ltd.	35,844	48,455
	Titan Industries, Ltd.	11,254	436,986
	Torrent Pharmaceuticals, Ltd.	42,919	192,870
	Torrent Power, Ltd.	87,043	375,767
	Trent, Ltd.	9,713	128,603
	Tube Investments of India, Ltd.	98,973	170,273
	TVS Motor Co., Ltd.	101,084	165,779
	Unichem Laboratories, Ltd.	18,017	84,537
	Unitech, Ltd.	256,490	2,468,647
	United Phosphorus, Ltd.	88,745	773,630
	United Spirits, Ltd.	19,192	992,854
	Usha Martin, Ltd.	125,845	411,874
*	Uttam Galva Steels, Ltd.	53,907	72,838
	Vardhman Textiles, Ltd.	26,377	95,898
	Varun Shipping Co.	91,874	172,088

13

	Vesuvius India, Ltd.	5,903	37,609
	Videocon Industries, Ltd.	4,542	46,911
	Videsh Sanchar Nigam, Ltd.	46,062	730,932
	Videsh Sanchar Nigam, Ltd. ADR	10,400	344,344
	Voltas, Ltd.	86,300	525,253
*	Welspun India, Ltd.	36,850	83,379
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	649,992
	Wipro, Ltd.	88,714	1,033,824
	Wipro, Ltd. ADR	4,700	68,150
*	Wire & Wireless India, Ltd.	90,698	160,597
	Wockhardt, Ltd.	47,988	468,077
	Wyeth, Ltd.	13,354	162,845
	Zee Entertainment Enterprises, Ltd.	189,430	1,367,638
*	Zee News, Ltd.	82,009	137,424
	Zensar Technologies, Ltd.	11,384	48,246
	Zuari Industries, Ltd.	19,017	166,366
TOTAL COMMON STOCKS			233,706,493

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	13,065

RIGHTS/WARRANTS — (0.0%)
*	Federal Bank, Ltd. Rights 01/15/08	49,350	81,139
*	Hindustan Oil Exploration Co., Ltd. Rights 01/07/08	19,991	12,815
*	Tata Steel, Ltd. Preferred Rights 12/21/07	106,250	50,410
*	Tata Steel, Ltd. Rights 12/21/07	23,611	311,040
TOTAL RIGHTS/WARRANTS			455,404

TOTAL — INDIA			234,174,962

INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
	PT Apexindo Pratama Tbk	1,663,500	407,397
*	PT Asahimas Flat Glass Tbk	126,500	41,094
	PT Astra Agro Lestari Tbk	313,000	854,075
	PT Astra Graphia Tbk	879,000	52,860
	PT Astra International Tbk	2,023,000	5,428,607
*	PT Bakrie & Brothers Tbk	19,706,500	626,400
*	PT Bakrieland Development Tbk	15,358,500	1,011,756
	PT Bank Central Asia Tbk	5,490,000	4,178,800
	PT Bank Danamon Indonesia Tbk	2,252,000	2,003,666
	PT Bank Niaga Tbk	9,493,000	866,253
*	PT Bank Pan Indonesia Tbk	12,196,500	864,201
	PT Berlian Laju Tanker Tbk	4,177,000	964,119
*	PT Bhakti Investama Tbk	8,600,850	989,042
*	PT Budi Acid Jaya Tbk	2,800,500	93,456
	PT Bumi Resources Tbk	11,259,500	6,822,401
	PT Charoen Pokphand Indonesia Tbk	1,258,832	120,712
*	PT Ciputra Surya Tbk	2,291,000	189,753
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	601,002
*	PT Clipan Finance Indonesia Tbk	490,000	18,098
*	PT Davomas Adabi Tbk	4,583,000	110,569
*	PT Delta Dunia Petronda Tbk	2,117,500	281,888

14

*	PT Energi Mega Persada Tbk	6,472,000	937,761
	PT Enseval Putera Megatrading Tbk	1,940,500	163,698
	PT Global Mediacom Tbk	6,630,000	757,745
	PT Gudang Garam Tbk	895,000	804,128
*	PT Hanson International Tbk	13,121,500	97,359
*	PT Holcim Indonesia Tbk	6,524,000	1,159,438
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	1,235,893
	PT Indofood Sukses Makmur Tbk	6,544,000	1,772,674
	PT Indosat Tbk	433,500	389,797
	PT Indosat Tbk ADR	38,570	1,744,907
	PT International Nickel Indonesia Tbk	224,000	2,261,073
*	PT Intiland Development Tbk	1,077,000	100,904
	PT Jaya Real Property Tbk	352,500	55,263
	PT Kalbe Farma Tbk	7,288,500	950,411
*	PT Kawasan Industry Jababeka Tbk	10,229,000	214,301
	PT Lippo Karawaci Tbk	4,059,500	727,050
	PT Matahari Putra Prima Tbk	3,583,400	248,622
	PT Mayorah Indah Tbk	680,500	126,764
	PT Medco Energi International Tbk	2,557,000	1,481,738
	PT Mitra Adiperkasa Tbk	1,232,500	92,630
*	PT Panin Insurance Tbk	3,559,000	129,643
*	PT Panin Life Tbk	16,175,000	337,041
	PT Petrosea Tbk	93,500	61,701
*	PT Polychem Indonesia Tbk	2,509,000	49,867
	PT Ramayana Lestari Sentosa Tbk	4,088,500	376,686
	PT Samudera Indonesia Tbk	117,000	74,137
	PT Semen Gresik Tbk	1,435,000	916,621
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	739,314
*	PT Sumalindo Lestari Jaya Tbk	600,500	199,689
	PT Summarecon Agung Tbk	2,068,266	240,048
*	PT Suryainti Permata Tbk	999,500	208,068
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,403,885
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	107,412	4,654,162
	PT Tempo Scan Pacific Tbk	3,505,000	284,531
	PT Timah Tbk	483,500	1,296,165
	PT Trias Sentosa Tbk	2,750,000	52,835
	PT Trimegah Sec Tbk	5,343,500	191,600
	PT Tunas Ridean Tbk	620,000	85,310
	PT Unilever Indonesia Tbk	976,500	693,130
	PT United Tractors Tbk	1,666,000	2,010,200
TOTAL COMMON STOCKS			55,852,938

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	1,246,350	47,885
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	311,166	6,144
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	439,425	3,306
*	PT Summarecon Agung Tbk Rights 06/21/10	147,733	3,784
TOTAL RIGHTS/WARRANTS			61,119

TOTAL — INDONESIA			55,914,057

ISRAEL — (2.7%)
COMMON STOCKS — (2.7%)
*	Africa Israel Industries, Ltd.	5,070	509,755

15

	Africa-Israel Investments, Ltd.	9,138	922,124
	Alony Hetz Properties & Investments, Ltd.	53,586	229,352
*	Alvarion, Ltd.	51,152	505,381
*	Alvarion, Ltd. ADR	2,700	26,325
*	American Israeli Paper Mills, Ltd.	3,330	195,915
	Analyst IMS Investment Management Services, Ltd.	6,498	111,251
*	AudioCodes, Ltd.	21,307	117,995
*	AudioCodes, Ltd. ADR	8,275	42,451
	Azorim Investment Development & Construction Co., Ltd.	16,855	258,748
	Bank Hapoalim B.M.	664,362	3,356,197
	Bank Leumi Le-Israel	594,374	2,779,139
	Baran Group, Ltd.	10,025	197,303
	Bezeq Israeli Telecommunication Corp., Ltd.	1,181,784	2,157,381
	Blue Square Chain Investments and Properties, Ltd.	7,827	73,025
	Blue Square-Israel, Ltd.	32,009	413,049
	Clal Industries, Ltd.	81,002	484,426
	Clal Insurance Enterprise Holdings, Ltd.	30,194	875,055
	Dan Vehicle & Transportation DVT, Ltd.	15,780	142,356
	Danya Cebus, Ltd.	14,928	235,275
	Delek Automotive Systems, Ltd.	36,547	500,997
	Delek Drilling LP, Ltd.	454,022	287,065
*	Delta-Galil Industries, Ltd.	21,169	146,878
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	138,735
	Discount Investment Corp.	40,684	1,339,058
	Elbit Medical Imaging, Ltd.	8,168	461,942
	Elbit Systems, Ltd.	18,089	1,028,796
*	Electra (Israel), Ltd.	2,814	467,337
*	Elron Electronic Industries, Ltd.	31,503	367,098
*	First International Bank of Israel, Ltd.	70,278	186,112
	FMS Enterprises Migun, Ltd.	5,052	197,714
*	Formula Systems, Ltd.	8,685	119,421
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	50,100	428,864
*	Hamlet (Israel-Canada), Ltd.	11,772	141,677
*	Hot-Cable Systems Media, Ltd.	43,520	583,661
*	Housing & Construction Holding Co., Ltd.	172,519	378,949
	IBI Investment House, Ltd.	5,207	61,142
	IDB Development Corp., Ltd. Series A	30,471	1,167,647
	Industrial Building Corp., Ltd.	57,834	163,072
	Israel Chemicals, Ltd.	236,328	2,525,828
	Israel Petrochemical Enterprises, Ltd.	11,901	145,344
*	Israel Salt Industries, Ltd.	37,978	272,452
	Ituran Location & Control, Ltd.	9,288	95,678
*	Jerusalem Oil Exploration, Ltd.	12,019	252,186
*	Knafaim Arkia Holdings, Ltd.	5,307	52,977
	Koor Industries, Ltd.	10,343	793,488
	Leader Holding & Investments, Ltd.	70,156	187,310
*	Magal Security Systems, Ltd.	9,733	70,454
*	Magic Software Enterprises, Ltd.	15,706	31,468
*	Makhteshim-Agan Industries, Ltd.	369,264	3,149,084
*	Metalink, Ltd.	4,078	20,735
	Migdal Insurance Holdings, Ltd.	361,233	617,082
	Mivtach Shamir Holdings, Ltd.	13,239	368,319
*	Naphtha Israel Petroleum Corp.	193,874	123,894
*	Neto M.E. Holdings, Ltd.	2,992	119,265

16

*	NICE Systems, Ltd.	8,520	282,449
*	NICE Systems, Ltd. Sponsored ADR	35,075	1,142,743
*	OCIF Investments and Development, Ltd.	1,386	45,989
*	Orckit Communications, Ltd.	12,357	86,090
	Ormat Industries, Ltd.	73,883	1,205,247
	Osem Investment, Ltd.	26,471	309,652
	Partner Communications Co., Ltd.	24,379	502,865
	Partner Communications Co., Ltd. ADR	11,213	231,324
*	Property and Building Corp., Ltd.	1,919	267,919
*	RADVision, Ltd.	11,172	130,105
*	Retalix, Ltd.	24,735	434,885
*	Scailex Corp., Ltd.	41,807	427,454
*	Strauss Group, Ltd.	19,577	282,881
	Super-Sol, Ltd. Series B	144,304	555,096
	Teva Pharmaceutical Industries, Ltd.	11,056	495,266
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	15,648,617
*	The Israel Land Development Co., Ltd.	13,079	113,085
*	Tower Semiconductor, Ltd.	99,533	155,224
	Union Bank of Israel, Ltd.	62,696	322,192
	United Mizrahi Bank, Ltd.	187,160	1,431,562
	Urdan Industries, Ltd.	105,816	93,033
*	VeriFone Holdings, Inc.	1	5

TOTAL — ISRAEL			54,787,915

MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
	Aeon Co. Berhad	73,200	216,840
	Affin Holdings Berhad	837,600	647,046
*	Airasia Berhad	770,000	423,083
	Alliance Financial Group Berhad	660,300	586,448
*	Al-’Aqar KPJ REIT	10,395	3,043
*	AMBD Berhad	700,900	73,441
	AMMB Holdings Berhad	1,607,600	1,925,504
	Amway (Malaysia) Holdings Berhad	63,300	122,146
	Ancom Berhad	194,800	62,716
	Ann Joo Resources Berhad	364,650	277,618
	APM Automotive Holdings Berhad	79,800	55,287
	Asas Dunia Berhad	135,000	43,298
	Asia Pacific Land Berhad	531,500	82,772
	Asiatic Development Berhad	285,300	631,898
	Bandar Raya Developments Berhad	524,900	504,186
	Batu Kawan Berhad	281,750	847,335
	Berjaya Corp. Berhad	1,537,900	509,320
*	Berjaya Corp. Berhad ICULS	1,502,497	263,478
	Berjaya Land Berhad	692,300	1,017,582
	Berjaya Sports Toto Berhad	458,000	680,159
	Bernas Padiberas Nasional Berhad	496,800	318,803
*	Bimb Holdings Berhad	470,000	194,762
	Bolton Properties Berhad	252,900	83,082
	Boustead Holdings Berhad	566,300	1,043,576
	British American Tobacco Berhad	57,600	689,137
	Bumiputra-Commerce Asset Holdings Berhad	1,095,307	3,490,708
	Cahya Mata Sarawak Berhad	181,500	126,658
	Carlsberg Brewery Malaysia Berhad	165,000	216,038

17

	Cement Industries of Malaysia Berhad	137,000	274,484
	Chemical Co. of Malaysia Berhad	111,000	92,178
	Choo Bee Metal Industries Berhad	61,200	37,364
*	Damansara Realty Berhad	760,500	74,011
	Digi.Com Berhad	137,600	1,055,279
	Dijaya Corp. Berhad	54,000	21,812
	DNP Holdings Berhad	286,900	159,041
	DRB-Hicom Berhad	1,037,400	511,237
	Dreamgate Corp. Berhad	402,000	69,106
	Dutch Lady Milk Industries Berhad	24,800	93,760
	Eastern & Oriental Berhad (6468754)	333,733	235,988
	Eastern & Oriental Berhad (B19ZLW1)	72,949	44,014
	Eastern Pacific Industrial Corp. Berhad	116,400	84,501
	ECM Libra Avenue Berhad	568,052	150,009
	Edaran Otomobil Nasional Berhad	138,900	85,405
	Encorp Berhad	62,000	29,726
	EON Capital Berhad	413,100	842,913
	Esso Malaysia Berhad	152,600	108,199
	Faber Group Berhad	176,500	71,618
*	Fountain View Development Berhad	31,500	2,060
	Fraser & Neave Holdings Berhad	151,400	353,118
	Gamuda Berhad	1,377,600	1,801,295
	General Corp. Berhad	244,600	83,436
	Genting Berhad	1,654,400	3,905,630
	Globetronics Technology Berhad	778,100	61,255
	Glomac Berhad	160,000	62,719
	Gold IS Berhad	215,900	151,413
	Grand United Holdings Berhad	274,800	63,247
	Guiness Anchor Berhad	116,600	182,353
	GuocoLand (Malaysia) Berhad	486,500	477,643
	Hap Seng Consolidated Berhad	463,500	457,003
	Hock Seng Lee Berhad	48,000	75,109
	Hong Leong Bank Berhad	468,600	871,402
	Hong Leong Financial Group Berhad	309,500	544,493
	Hong Leong Industries Berhad	147,800	186,242
*	Hovid Berhad	395,000	46,361
	Hume Industries (Malaysia) Berhad	99,900	106,533
	Hunza Properties Berhad	97,600	80,439
	Hwang-DBS (Malaysia) Berhad	123,200	84,057
	IGB Corp. Berhad	1,031,500	707,774
	IJM Corp. Berhad	818,750	2,022,875
	IJM Plantations Berhad	517,900	461,497
*	Insas Berhad	358,500	64,355
	Integrated Logistics Berhad	176,700	63,255
	IOI Corp. Berhad	1,144,750	2,310,383
	IOI Properties Berhad	128,800	525,165
*	Jaks Resources Berhad	327,000	117,970
	Jaya Tiasa Holdings Berhad	149,625	157,338
	JT International Berhad	10,000	11,309
	K & N Kenanga Holdings Berhad	343,400	100,814
*	Karambunai Corp. Berhad	2,658,900	107,343
	Keck Seng (Malaysia) Berhad	205,400	284,685
	KFC Holdings (Malaysia) Berhad	120,300	249,600
	Kian Joo Can Factory Berhad	370,080	163,121
	Kim Hin Industry Berhad	71,300	28,462

18

	Kim Loong Resources Berhad	74,800	61,767
	KLCC Property Holdings Berhad	640,000	684,510
	KNM Group Berhad	446,100	871,772
	Knusford Berhad	37,000	16,918
	KPJ Healthcare Berhad	148,500	151,084
	KSL Holdings Berhad	226,261	103,814
	Kuala Lumpur Kepong Berhad	275,850	1,299,249
*	Kub Malaysia Berhad	790,900	190,683
	Kuchai Development Berhad	140,800	44,045
	Kulim Malaysia Berhad	197,000	451,498
*	Kumpulan Europlus Berhad	295,800	51,281
*	Kumpulan Hartanah Selangor Berhad	460,700	121,014
*	Kurnia Asia Berhad	571,000	169,326
	Kurnia Setia Berhad	15,000	11,866
	Ladang Perbadanan-Fima Berhad	19,000	22,583
	Lafarge Malayan Cement Berhad	333,000	523,297
*	Land & General Berhad	1,077,500	151,959
	Landmarks Berhad	530,200	475,501
*	LBS Bina Group Berhad	400,000	68,927
	Leader Universal Holdings Berhad	482,800	148,331
	Leong Hup Holdings Berhad	306,100	120,379
	Lingkaran Trans Kota Holdings Berhad	312,600	364,532
*	Lion Corp Berhad	574,900	134,997
*	Lion Diversified Holdings Berhad	338,000	193,918
	Lion Industries Corp. Berhad	488,500	316,186
	Loh and Loh Corp Berhad	10,000	11,833
	MAA Holdings Berhad	269,800	157,051
	Magnum Corp. Berhad	1,020,700	1,003,453
	Malayan Banking Berhad	1,587,300	5,378,064
	Malaysia Building Society Berhad	303,800	114,523
*	Malaysian Airlines System Berhad	320,133	468,480
	Malaysian Bulk Carriers Berhad	486,625	657,211
	Malaysian Pacific Industries Berhad	95,900	246,472
*	Malaysian Resources Corp. Berhad	1,208,800	885,708
	Manulife Insurance (M) Berhad	80,100	77,722
*	Matrix International Berhad	79,900	13,611
	MBM Resources Berhad	188,100	177,673
*	Measat Global Berhad	266,000	130,672
	Media Prima Berhad	628,200	450,291
	Mega First Corp. Berhad	145,000	60,870
	Melewar Industrial Group Berhad	140,133	53,495
*	MEMS Technology Berhad	397,000	25,068
	Metro Kajang Holdings Berhad	31,300	13,149
	MISC Berhad	826,100	2,399,903
	MK Land Holdings Berhad	883,100	166,762
	MMC Corp. Berhad	396,400	1,025,690
	MNRB Holdings Berhad	146,300	217,253
	MTD ACPI Engineering Berhad	166,600	97,974
	MTD Infraperdana Berhad	1,069,100	219,206
	Muhibbah Engineering Berhad	225,000	230,738
*	Mulpha International Berhad	1,197,800	529,029
	Naim Cendera Berhad	105,600	157,894
*	Naluri Berhad	262,900	55,458
	NCB Holdings Berhad	89,000	77,911
	Nestle (Malaysia) Berhad	42,900	324,982

19

	New Straits Times Press (Malaysia) Berhad	139,200	84,718
	Notion VTEC Berhad	464,000	62,627
	NTPM Holdings Berhad	238,500	31,876
	Nylex (Malaysia) Berhad	108,400	48,562
	Oriental Holdings Berhad	346,400	681,088
	OSK Holdings Berhad	480,866	352,406
	OSK Ventures Interantional Berhad	11,000	5,873
	P.I.E. Industrial Berhad	54,600	79,285
	Pacificmas Berhad	134,600	132,138
*	Pan Malaysia Cement Works Berhad	639,000	45,887
	Panasonic Manufacturing Malaysia Berhad	42,000	139,967
	Paramount Corp. Berhad	51,000	35,939
*	Parkson Holdings Berhad	461,150	1,204,845
	PBA Holdings Berhad	172,500	62,463
	Pelikan International Corp. Berhad	126,440	157,981
	Petronas Dagangan Berhad	384,400	986,904
	Petronas Gas Berhad	289,300	947,187
	PJ Development Holdings Berhad	440,000	108,916
	Plus Expressways Berhad	673,200	668,758
*	Pos Malaysia & Services Holdings Berhad	567,400	455,878
	PPB Group Berhad	600,500	1,784,464
	Protasco Berhad	260,000	77,152
*	Proton Holdings Berhad	412,200	441,189
	Puncak Niaga Holdings Berhad	224,960	316,318
	QL Resources Berhad	194,400	214,853
*	Ramunia Holdings Berhad	155,000	47,315
*	Ranhill Berhad	380,700	273,186
*	Ranhill Utilities Berhad	190,300	162,247
*	RB Land Holdings Berhad	371,300	284,940
	Resorts World Berhad	1,246,000	1,414,567
	RHB Capital Berhad	230,900	398,652
*	Salcon Berhad	220,600	74,368
	Sarawak Energy Berhad	773,400	549,636
	Sarawak Oil Palms Berhad	48,100	86,734
	Scientex Inc. Berhad	118,200	45,698
	Scomi Group Berhad	939,400	392,252
	Selangor Dredging Berhad	366,400	106,991
	Shangri-La Hotels (Malaysia) Berhad	297,200	214,463
	Shell Refining Co. Federation of Malaysia Berhad	219,700	719,284
	SHL Consolidated Berhad	202,800	121,671
*	Sime Darby Berhad	1,451,932	4,746,991
	SP Setia Berhad	475,000	1,079,323
	Star Publications (Malaysia) Berhad	645,200	655,892
*	Subur Tiasa Holdings Berhad	113,200	117,530
	Sunrise Berhad	250,700	255,926
*	Sunway City Berhad	279,500	409,987
*	Sunway Holdings, Inc. Berhad	669,400	365,070
	Supermax Corp. Berhad	307,500	200,375
	Suria Capital Holdings Berhad	198,450	174,802
	Ta Ann Holdings Berhad	90,320	184,957
	TA Enterprise Berhad	1,279,400	465,370
*	Talam Corp. Berhad	700,900	54,940
	Tan Chong Motor Holdings Berhad	576,900	397,197
	TDM Berhad	188,700	86,597
*	Tebrau Teguh Berhad	526,100	159,797

20

	Telekom Malaysia Berhad	497,900	1,602,801
	Tenaga Nasional Berhad	631,025	1,739,376
	TH Group Berhad	450,400	104,732
	Thong Guan Industries Berhad	61,800	18,419
*	Time Dotcom Berhad	1,887,800	434,731
*	Time Engineering Berhad	592,700	104,256
	Top Glove Corp. Berhad	117,440	204,663
	Tradewinds (Malaysia) Berhad	147,600	196,350
*	Tradewinds Corp. Berhad	603,200	248,148
	Tradewinds Plantation Berhad	425,100	498,639
*	Transmile Group Berhad	76,800	69,546
	TRC Synergy Berhad	133,400	85,343
	UAC Berhad	22,764	29,087
	Uchi Technologies Berhad	171,300	132,568
	UEM Builders Berhad	559,500	209,830
	UEM World Berhad	445,300	498,430
	UMW Holdings Berhad	253,400	1,132,123
	Unico-Desa Plantations Berhad	924,193	284,384
	Unisem (M) Berhad	464,600	230,122
	United Malacca Rubber Estates Berhad	103,100	205,909
	United Plantations Berhad	97,400	372,839
*	United U-Li Corp. Berhad	155,100	19,925
*	Utama Banking Group Berhad	178,160	105,196
	Utusan Melayu (Malaysia) Berhad	50,400	16,781
	VADS Berhad	35,200	59,778
	VS Industry Berhad	131,145	141,702
	Wah Seong Corp. Berhad	184,500	214,718
	WTK Holdings Berhad	397,750	267,667
	YTL Corp. Berhad	753,200	1,781,627
*	YTL e-Solutions Berhad	713,500	121,361
	YTL Power International Berhad	1,222,032	955,101
	Yu Neh Huat Berhad	365,300	261,802
	Zelan Berhad	193,400	337,818
TOTAL COMMON STOCKS			94,385,750

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	196,605	82,394
*	Salcon Berhad Warrants 05/17/14	55,150	11,146
TOTAL RIGHTS/WARRANTS			93,540

TOTAL — MALAYSIA			94,479,290

MEXICO — (7.4%)
COMMON STOCKS — (7.4%)
#	Alfa S.A.B. de C.V. Series A	548,000	3,567,087
	America Movil S.A.B. de C.V. Series L	1,259,212	3,873,166
	America Movil S.A.B. de C.V. Series L ADR	347,075	21,400,645
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	473,300	2,234,696
	Cementos de Mexico S.A.B de C.V. Series B	158,876	453,723
	Cemex S.A.B. de C.V. Sponsored ADR	625,669	17,900,390
	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	181,710
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	48,160	2,183,093
	Consorcio ARA S.A.B. de C.V.	1,169,900	1,120,830
*	Controladora Comercial Mexicana S.A.B. de C.V. GDR	1,000	54,935

21

#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	773,700	2,125,148
* #	Corporacion GEO S.A.B. de C.V. Series B	481,400	1,368,178
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	612,239
	Corporacion Moctezuma S.A.B. de C.V.	38,300	104,954
*	Desc S.A. de C.V. Series B	191,500	184,346
*	Dine S.A.B. de C.V.	7,300	7,362
	Embotelladora Arca S.A.B. de C.V., Mexico	854,829	2,860,533
*	Empresas ICA S.A.B. de C.V.	294,550	1,743,131
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	84,500	1,996,735
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	8,334,576
	Gruma S.A.B. de C.V. ADR	85,990	1,090,353
	Gruma S.A.B. de C.V. Series B	133,600	419,020
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	97,800	4,491,954
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	452,600	2,614,146
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	998,804
#	Grupo Carso S.A.B. de C.V. Series A-1	878,900	3,086,122
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	212,254	1,128,648
	Grupo Continental S.A.B. de C.V.	355,200	754,200
#	Grupo Elektra S.A. de C.V.	174,391	4,220,878
#	Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	8,992,442
	Grupo Financiero Inbursa S.A. de C.V. Series O	1,467,387	3,657,873
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	481,200	2,691,102
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	43,359
	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	101,002
* #	Grupo Iusacell S.A.B. de C.V.	12,583	164,966
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	45,147
	Grupo Mexico S.A.B. de C.V. Series B	994,848	6,968,268
#	Grupo Modelo S.A.B. de C.V. Series C	666,100	2,922,107
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	931,261
	Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	4,793,394
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	77,887	102,897
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	74,975
*	Industrias CH S.A.B. de C.V. Series B	499,100	1,848,603
	Industrias Penoles S.A.B. de C.V.	110,300	2,643,054
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	409,900	1,672,294
#	Organizacion Soriana S.A.B. de C.V. Series B	1,762,400	4,860,233
#	Telefonos de Mexico S.A.B. de C.V.	105,800	196,808
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	8,386,682
#	TV Azteca S.A. de C.V. Series A	1,286,800	724,360
	Verzatec S.A.B. de C.V.	35,000	19,702
#	Vitro S.A.B. de C.V.	177,764	324,318
	Vitro S.A.B. de C.V. Sponsored ADR	145,796	796,046
#	Wal-Mart de Mexico SAB de C.V. Series V	1,480,149	5,352,013

TOTAL — MEXICO			149,424,508

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	A. Soriano Corp.	818,000	63,880
	Aboitiz Equity Ventures, Inc.	2,807,000	452,654
	Ayala Corp. Series A	154,428	2,053,340
	Ayala Land, Inc.	4,348,320	1,574,813
	Banco de Oro- EPCI, Inc.	452,760	599,064
	Bank of the Philippine Islands	1,349,216	1,990,065
*	Belle Corp.	4,248,000	112,729

22

*	Benpres Holdings Corp.	4,725,000	442,325
	China Banking Corp.	4,287	67,618
*	Digital Telecommunications Phils., Inc.	4,100,000	124,283
	DMCI Holdings, Inc.	753,000	174,489
*	EEI Corp.	1,122,000	122,300
*	Empire East Land Holdings, Inc.	4,900,000	84,689
	Filinvest Development Corp.	863,000	131,436
*	Filinvest Land, Inc.	13,929,687	488,833
	First Philippines Holdings Corp.	375,300	569,334
	International Container Terminal Services, Inc.	953,800	1,064,599
	Jollibee Food Corp.	554,915	646,850
*	Lepanto Consolidated Mining Co. Series B	7,650,000	96,570
	Megaworld Properties & Holdings, Inc.	16,684,600	1,557,916
	Metro Bank & Trust Co.	619,100	791,689
*	Metro Pacific Corp. Series A	225,000	10,941
*	Paxys, Inc.	399,000	64,315
	Petron Corp.	4,660,000	627,151
	Philex Mining Corp.	474,000	110,962
	Philippine Long Distance Telephone Co.	9,640	698,881
	Philippine Long Distance Telephone Co. Sponsored ADR	38,500	2,796,255
*	Philippine National Bank	49,000	51,461
*	Pilipino Telephone Corp.	2,404,000	404,115
	Rizal Commercial Banking Corp.	304,919	174,605
	Robinson’s Land Corp. Series B	2,165,100	933,365
	Security Bank Corp.	162,600	268,639
	Semirara Mining Corp.	180,600	196,567
	Shang Properties, Inc.	174,286	9,072
	SM Development Corp.	889,200	79,947
	SM Prime Holdings, Inc.	2,511,726	691,099
	Union Bank of the Philippines	48,600	49,709
	Universal Robina Corp.	1,933,200	639,054

TOTAL — PHILIPPINES			21,015,614

POLAND — (2.9%)
COMMON STOCKS — (2.9%)
	Agora SA	79,112	1,815,200
*	Alchemia SA	58,165	243,174
*	Amica Wronki SA	6,831	50,635
	Apator SA	24,049	227,001
	Asseco Poland SA	54,226	1,666,785
	Bank Millennium SA	452,662	2,351,959
	Bank Pekao SA	59,311	5,907,065
	Bank Przemyslowo Handlowy BPH SA	11,460	4,355,520
	Bank Zackodni WBK SA	19,892	1,887,833
*	Bioton SA	1,023,598	383,575
*	Boryszew SA	35,796	165,855
*	Budimex SA	16,560	508,056
*	Cersanit SA	50,968	779,458
	Debica SA	8,094	292,972
	Decora SA	5,510	77,571
*	Echo Investment SA	45,606	1,379,237
	Elektrobudowa SA	2,716	199,847
*	Elstar Oils SA	17,448	54,312
	Eurocash SA	72,654	319,978

23

	Fabryki Mebli Forte SA	20,079	50,042
*	Farmacol SA	18,311	288,393
*	Getin Holdings SA	483,688	2,816,950
	Grupa Kety SA	16,502	1,076,913
	Grupa Lotos SA	86,088	1,633,738
	Impexmetal SA	174,925	572,239
*	Koelner SA	8,603	115,594
	Kredyt Bank SA	88,369	804,901
*	Kroscienskie Huty Szkla Krosno SA	13,892	22,756
*	Lentex SA	10,470	135,540
*	LPP SA	664	647,754
*	MNI SA	43,384	72,230
	Mondi Packaging Paper Swiecie SA	16,299	383,326
*	Mostostal Export SA	77,841	157,259
	Mostostal Plock SA	1,500	58,812
	Mostostal Siedlce SA	307,725	1,185,583
*	Mostostal Warszawa SA	7,354	169,563
*	Mostostal Zabrze Holding SA	134,151	444,296
*	Netia Holdings SA	343,589	570,621
	NG2 SA	19,820	448,329
*	Opoczno SA	12,360	244,930
	Orbis SA	51,290	1,254,817
*	PBG SA	5,784	788,628
*	Pekaes SA	19,118	92,534
	Pfleiderer Grajewo SA	55,729	1,139,676
	Polska Grupa Farmaceutyczna SA	12,886	436,444
*	Polski Koncern Miesny Duda SA	86,701	252,291
*	Polski Koncern Naftowy Orlen SA	443,752	9,404,784
*	Praterm SA	7,866	154,430
	Prokom Software SA	19,044	1,012,008
*	Raciborska Fabryka Kotlow SA	61,088	268,959
	Sniezka SA	9,541	193,921
*	Stalexport SA	127,402	159,022
	Ster-Projekt SA	63,414	163,886
	Sygnity SA	10,276	133,245
*	Synthos SA	1,191,461	779,372
	Telekomunikacja Polska SA	474,790	4,258,539
	TVN SA	101,916	1,029,867
*	Vistula SA	81,530	456,937
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	950,668
	Zaklady Tluszcowe Kruszwica SA	5,218	95,526
	Zelmer SA	9,605	237,633
TOTAL COMMON STOCKS			57,828,989

RIGHTS/WARRANTS — (0.0%)
*	Elektrobudowa Rights 12/31/07	2,716	—
*	Kroscienski Huty Szkla Krosno SA Rights	13,892	9,939
*	Optimus SA Rights	21,190	36,935
TOTAL RIGHTS/WARRANTS			46,874

TOTAL — POLAND			57,875,863

24

SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
	ABSA Group, Ltd.	342,464	6,419,005
	Adcorp Holdings, Ltd.	47,253	262,018
	Advtech, Ltd.	411,295	294,396
	Aeci, Ltd.	177,729	2,147,492
	Afgri, Ltd.	958,714	1,001,681
*	Aflease Gold, Ltd.	169,085	69,607
#	African Bank Investments, Ltd.	269,974	1,388,955
	African Oxygen, Ltd.	223,616	1,124,819
	African Rainbow Minerals, Ltd.	161,338	3,525,476
*	AG Industries, Ltd.	268,356	142,579
	Allied Electronics Corp., Ltd.	53,454	356,929
	Allied Technologies, Ltd.	60,152	623,196
	Amalgamated Appliance Holdings, Ltd.	153,579	71,773
	Anglo American Platinum Corp., Ltd.	22,019	3,144,313
	AngloGold Ashanti, Ltd.	5,614	277,194
	AngloGold Ashanti, Ltd. Sponsored ADR	99,147	4,835,399
	ArcelorMittal South Africa, Ltd.	227,088	4,622,846
	Argent Industrial, Ltd.	121,139	336,515
	Aspen Pharmacare Holdings, Ltd.	160,804	850,799
	AST Group, Ltd.	345,273	56,929
	Astral Foods, Ltd.	49,620	1,067,629
	Aveng, Ltd.	308,198	2,610,019
	AVI, Ltd.	509,598	1,526,183
	Barloworld, Ltd.	267,450	4,467,935
	Bell Equipment, Ltd.	64,276	471,209
	Bidvest Group, Ltd.	216,133	3,813,627
	Bytes Technology Group, Ltd.	109,801	290,608
	Capitec Bank Holdings, Ltd.	29,727	208,372
	Cashbuild, Ltd.	22,577	196,130
*	Caxton & CTP Publishers & Printers, Ltd.	305,913	781,010
	Ceramic Industries, Ltd.	9,393	226,350
	City Lodge Hotels, Ltd.	48,663	605,949
	Data Tec, Ltd.	233,964	1,235,459
	Datacentrix Holdings, Ltd.	81,947	56,474
*	Delta Electrical Industries, Ltd.	28,740	55,629
	Dimension Data Holdings P.L.C.	1,356,656	1,706,990
	Discovery Holdings, Ltd.	439,310	1,799,781
	Distell Group, Ltd.	102,829	931,399
	Distribution & Warehousing Network, Ltd.	126,669	348,737
	Dorbyl, Ltd.	16,666	26,578
*	Durban Roodeport Deep, Ltd.	325,503	273,117
	Ellerine Holdings, Ltd.	112,084	1,336,746
*	Enaleni Pharmaceuticals, Ltd.	355,345	206,385
	Enviroserv Holdings, Ltd.	115,184	240,839
	Exxaro Resources, Ltd.	222,345	3,401,247
	Famous Brands, Ltd.	61,096	174,637
	FirstRand, Ltd.	2,205,009	6,944,818
	Foschini, Ltd.	166,162	1,178,335
	Gold Fields, Ltd.	64,532	1,074,248
	Gold Fields, Ltd. Sponsored ADR	534,777	8,797,082
	Gold Reef Resorts, Ltd.	127,868	631,747
	Grindrod, Ltd.	366,245	1,320,683
	Group Five, Ltd.	86,337	717,050
*	Harmony Gold Mining Co., Ltd.	160,475	1,700,425
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	175,200	1,829,088

25

	Highveld Steel & Vanadilum Corp., Ltd.	22,100	357,560
	Hudaco Industries, Ltd.	19,920	248,854
	Hulamin, Ltd.	70,039	219,915
	Iliad Africa, Ltd.	160,127	363,202
	Illovo Sugar, Ltd.	285,230	1,035,459
	Impala Platinum Holdings, Ltd.	177,269	6,156,681
	Imperial Holdings, Ltd.	143,595	2,176,053
	Investec, Ltd.	179,582	1,908,592
	JD Group, Ltd.	130,976	1,041,039
	Johnic Communications, Ltd.	127,671	1,867,381
*	Johnnic Holdings, Ltd.	69,483	163,338
	Kap International Holdings, Ltd.	308,543	148,378
	Kumba Iron Ore, Ltd.	32,290	1,280,536
	Lewis Group, Ltd.	96,141	677,370
#	Liberty Group, Ltd.	146,162	1,915,938
	Massmart Holdings, Ltd.	177,208	1,901,008
	Medi-Clinic Corp., Ltd.	208,924	707,994
*	Merafe Resources, Ltd.	1,506,731	461,502
	Metair Investments, Ltd.	257,122	534,041
*	Metorex, Ltd.	237,514	786,846
	Metropolitan Holdings, Ltd.	866,708	1,912,310
	Mr. Price Group, Ltd.	198,084	629,987
	MTN Group, Ltd.	610,630	12,343,027
	Murray & Roberts Holdings, Ltd.	211,386	2,998,284
	Mustek, Ltd.	68,947	71,709
	Mvelaphanda Group, Ltd.	303,651	450,286
	Nampak, Ltd.	640,352	2,079,950
	Naspers, Ltd. Series N	280,208	7,411,509
	Nedbank Group, Ltd.	257,378	5,109,058
	Network Healthcare Holdings, Ltd.	571,146	971,785
	New Clicks Holdings, Ltd.	426,400	1,024,595
#	Northam Platinum, Ltd.	158,318	1,035,601
	Nu-World Holdings, Ltd.	23,372	89,071
	Oceana Group, Ltd.	69,758	244,731
	Omnia Holdings, Ltd.	59,656	623,030
*	Palabora Mining Co., Ltd.	42,294	604,944
	Peregrine Holdings, Ltd.	201,179	602,558
	Pick’n Pay Stores, Ltd.	88,552	477,227
	Pretoria Portland Cement Co., Ltd.	494,165	3,294,698
*	Product Co.	17,507	—
	PSG Group, Ltd.	268,948	1,086,610
	Reunert, Ltd.	74,477	839,508
	Sanlam, Ltd.	2,686,100	9,219,269
	Sappi, Ltd.	100,545	1,383,445
	Sappi, Ltd. Sponsored ADR	144,300	1,963,923
	Sasol, Ltd.	1,232	62,289
	Sasol, Ltd. Sponsored ADR	348,100	17,592,974
*	SecureData Holdings, Ltd.	201,602	58,476
	Sentula Mining, Ltd.	197,644	685,805
	Shoprite Holdings, Ltd.	444,181	2,635,399
	Spur Corp., Ltd.	140,181	215,924
	Standard Bank Group, Ltd.	909,821	14,039,183
	Steinhoff International Holdings, Ltd.	782,496	2,196,884
	Sun International, Ltd.	63,304	1,326,474
	Super Group, Ltd.	513,680	885,309

26

	Telkom South Africa, Ltd.	214,907	4,614,036
	Telkom South Africa, Ltd. Sponsored ADR	21,600	1,857,384
	The Spar Group, Ltd.	136,207	1,135,564
*	Tiger Automotive, Ltd.	35,605	87,196
	Tiger Brands, Ltd.	123,728	3,293,806
	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett	94,542	1,298,047
	Tourism Investment Corp., Ltd.	395,790	157,410
	Trans Hex Group, Ltd.	72,691	107,463
	Trencor, Ltd.	172,817	710,806
	Truworths International, Ltd.	327,342	1,378,803
	UCS Group, Ltd.	175,071	107,836
*	Value Group, Ltd.	95,008	30,095
	Wilson Bayly Holme-Ovcon, Ltd.	42,845	788,670
	Woolworths Holdings, Ltd.	606,141	1,381,834
TOTAL COMMON STOCKS			220,870,905

RIGHTS/WARRANTS — (0.0%)
*	Medi-Clinic Corp., Ltd. Rights 12/07/07	105,260	6,961

TOTAL — SOUTH AFRICA			220,877,866

SOUTH KOREA — (10.8%)
COMMON STOCKS — (10.8%)
#	Aekyung Petrochemical Co., Ltd.	1,700	75,307
#	Amorepacific Corp.	409	338,221
#	Asia Cement Manufacturing Co., Ltd.	1,740	118,794
	Asia Paper Manufacturing Co., Ltd.	3,740	61,224
	Bing Grae Co., Ltd.	3,990	166,741
* #	BNG Steel Co., Ltd	5,660	82,705
	Bohae Brewery Co., Ltd.	1,190	35,413
#	Bong Shin Co., Ltd.	20,350	48,140
	Boo Kook Securities Co., Ltd.	4,620	162,155
#	Boryung Pharmaceutical Co., Ltd.	664	33,128
#	Bu Kwang Pharmaceutical Co., Ltd.	5,103	208,953
	BYC Co., Ltd.	190	43,742
	Byuck San Corp.	2,700	29,833
#	Byuck San Engineering and Construction Co., Ltd.	10,240	67,188
* #	C&Woobang Construction Co., Ltd.	9,990	50,936
	Cambridge Members Co., Ltd.	2,300	59,965
* #	Capro Corp.	7,870	74,627
* #	Celrun Co., Ltd.	7,190	48,413
	Cheil Communications, Inc.	1,300	375,327
	Cheil Industrial, Inc.	20,200	1,149,771
*	Cho Kwang Leather Co., Ltd.	6,000	50,729
	Choil Aluminum Manufacturing Co., Ltd.	3,320	36,720
#	Chong Kun Dang Pharmaceutical Corp.	3,787	83,517
*	Choongwae Holdings Co., Ltd.	1,206	18,198
	Choongwae Pharmaceutical Corp.	1,058	57,182
	Chosun Refractories Co., Ltd.	1,530	158,521
#	Chungho Comnet Co., Ltd.	2,520	67,452
#	CJ CGV Co., Ltd.	6,000	86,206
* #	CJ Cheiljedang Corp.	3,244	993,115
#	CJ Corp.	7,431	625,083

27

#	Crown Confectionery Co., Ltd.	470	50,574
#	Dae Chang Industrial Co., Ltd.	3,710	25,321
	Dae Dong Industrial Co., Ltd.	2,250	48,943
#	Dae Hyun Co., Ltd.	27,280	23,613
* #	Dae Sang Corp.	11,527	161,413
	Dae Won Kang Up Co., Ltd.	2,560	64,257
*	Dae Young Packaging Co., Ltd.	110,676	54,859
#	Daeduck Electronics Co., Ltd.	19,510	122,686
#	Daeduck Industries Co., Ltd.	6,900	59,294
	Daegu Bank Co., Ltd.	76,550	1,209,402
#	Daehan City Gas Co., Ltd.	2,420	104,204
#	Daehan Fire & Marine Insurance Co., Ltd.	19,730	347,197
	Daehan Flour Mills Co., Ltd.	520	106,898
*	Daehan Pulp Co., Ltd.	8,160	54,400
	Daehan Synthetic Fiber Co., Ltd.	520	85,387
	Daekyo Co., Ltd.	3,430	329,530
* #	Daekyung Machinery & Engineering Co., Ltd.	1,110	56,257
	Daelim Industrial Co., Ltd.	14,600	2,582,718
	Daelim Trading Co., Ltd.	3,405	19,498
* #	Daerim Corp.	1,660	35,587
	Daesang Farmsco Co., Ltd.	15,810	32,120
#	Daesung Industrial Co., Ltd.	1,500	331,909
#	Daewon Pharmaceutical Co., Ltd.	5,170	63,619
* #	Daewoo Electronic Components Co., Ltd.	4,790	27,558
#	Daewoo Engineering & Construction Co., Ltd.	42,110	1,188,579
	Daewoo International Corp.	10,880	448,294
#	Daewoo Motor Sales Corp.	11,690	562,783
#	Daewoo Securities Co., Ltd.	36,650	946,730
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	23,490	1,160,305
	Daewoong Co., Ltd.	1,280	51,523
#	Daewoong Pharmaceutical Co., Ltd.	2,080	208,010
	Dahaam E-Tec Co., Ltd.	1,420	49,196
#	Daishin Securities Co., Ltd.	25,850	863,202
	Daou Technology, Inc.	12,880	160,209
#	DC Chemical Co., Ltd.	5,950	1,811,767
*	DI Corp.	13,030	32,232
	Digital Power Communications Co., Ltd.	30,360	49,512
*	DigitAll World Co., Ltd.	9,920	38,855
	Dong Ah Tire Industrial Co., Ltd.	5,410	47,014
	Dong Bu Insurance Co., Ltd.	11,170	568,990
#	Dong Wha Pharmaceutical Industries Co., Ltd.	1,310	86,778
#	Dong-A Pharmaceutical Co., Ltd.	2,940	321,401
	Dongbang Agro Co., Ltd.	8,450	61,566
	Dongbang Transport Logistics Co., Ltd.	1,680	61,835
#	Dongbu Corp.	8,620	229,754
#	Dongbu HiTek Co., Ltd.	8,398	97,446
#	Dongbu Securities Co., Ltd.	11,762	150,505
#	Dongbu Steel Co., Ltd.	9,340	169,526
	Dong-Il Corp.	502	43,424
	Dongil Paper Manufacturing Co., Ltd.	2,620	46,799
	Dongkuk Steel Mill Co., Ltd.	22,400	1,189,337
	Dongsu Industrial Co., Ltd.	3,910	77,214
#	Dongwon F&B Co., Ltd.	1,340	78,692
	Dongwon Industries Co., Ltd.	1,200	91,328
	Dongwon Systems Corp.	31,990	122,879

28

	Dongyang Engineering & Construction Corp.	1,070	50,481
#	Dongyang Mechatronics Corp.	18,580	159,013
* #	Doosan Construction & Engineering Co., Ltd.	20,200	341,622
* #	Doosan Corp.	3,400	840,289
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	2,428,434
#	Doosan Infracore Co., Ltd.	14,450	513,258
*	DPI Co., Ltd.	2,311	25,207
	Ducsung Co., Ltd.	5,510	18,826
*	DuzonBIzon Co., Ltd.	17,060	33,187
#	E1 Corp.	2,550	363,641
*	Eagon Industrial Co., Ltd.	2,210	45,066
*	En Paper Manufacturing Co., Ltd.	6,220	21,266
	e-Starco Co., Ltd.	25,580	18,710
	F&F Co., Ltd.	6,240	32,619
* #	First Fire & Marine Insurance Co., Ltd.	15,260	148,125
* #	Firstech Co., Ltd.	7,616	15,989
#	FNC Kolon Corp.	2,500	69,795
* #	Foosung Co., Ltd.	11,953	80,646
	Fursys, Inc.	5,170	129,681
#	Gaon Cable Co., Ltd.	1,270	63,322
#	GIIR, Inc.	6,130	81,784
	Global & Yuasa Battery Co., Ltd.	5,630	37,093
	Green Cross Corp. (6497134)	1,010	105,730
* #	Green Cross Corp. (6771708)	2,001	196,026
* #	Green Fire Marine Insurance Co., Ltd.	3,560	82,632
	GS Engineering & Construction Corp.	11,230	1,980,450
	GS Holdings Corp.	34,000	2,302,692
#	Gwangju Shinsegae Co., Ltd.	520	80,115
#	Hae In Co., Ltd.	11,740	61,103
#	Halla Climate Control Corp.	36,660	336,570
#	Halla Engineering & Construction Corp.	4,270	132,928
#	Han All Pharmaceutical Co., Ltd.	15,710	92,355
#	Han Kuk Carbon Co., Ltd.	6,400	45,490
#	Han Yang Securities Co., Ltd.	4,430	77,658
	Hana Financial Group, Inc.	49,714	2,346,759
	Handok Pharmaceuticals Co., Ltd.	2,270	47,713
#	Handsome Corp.	9,740	128,849
#	Hanil Cement Manufacturing Co., Ltd.	2,160	233,409
	Hanil Construction Co., Ltd.	3,556	57,927
	Hanil E-Wha Co., Ltd.	14,390	40,169
*	Hanjin Heavy Industries and Construction Co., Ltd.	14,614	1,223,188
#	Hanjin Heavy Industry Co., Ltd.	5,405	248,338
#	Hanjin Shipping Co., Ltd.	28,480	1,341,587
#	Hanjin Transportation Co., Ltd.	4,350	208,470
	Hankook Cosmetics Co., Ltd.	16,530	65,993
	Hankook Shell Oil Co., Ltd.	470	48,589
	Hankook Tire Manufacturing Co., Ltd.	48,960	869,784
	Hankuk Electric Glass Co., Ltd.	1,890	73,475
#	Hankuk Glass Industries, Inc.	3,640	153,448
#	Hankuk Paper Manufacturing Co., Ltd.	1,760	79,713
#	Hanmi Pharm Co., Ltd.	1,905	321,973
	Hansae Co., Ltd.	16,030	79,576
#	Hanshin Construction Co., Ltd.	2,840	92,529
	Hansol Chemical Co., Ltd.	5,000	48,743
#	Hansol CSN Co., Ltd.	27,060	65,264

29

#	Hansol LCD, Inc.	1,270	56,129
* #	Hansol Paper Co., Ltd.	14,580	285,845
#	Hanssem Co., Ltd.	12,590	82,430
	Hanwha Chemical Corp.	36,340	869,132
#	Hanwha Corp.	15,910	1,211,717
* #	Hanwha Non-Life Insurance Co., Ltd.	8,486	212,874
#	Hanwha Securities Co., Ltd.	14,580	319,410
	Hanwha Timeworld Co., Ltd.	2,210	36,992
* #	Heavy Industries	8,840	62,231
	Heung-A Shipping Co., Ltd.	18,040	61,503
	Hite Brewery Co., Ltd.	5,293	769,396
	Honam Petrochemical Corp.	7,949	1,045,189
	Hotel Shilla Co., Ltd.	18,780	514,777
*	HS R&A Co., Ltd.	2,540	32,942
#	Huchems Fine Chemical Corp.	5,680	135,149
*	Huneed Technologies	3,778	37,873
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,930	78,574
	Husteel Co., Ltd.	2,840	55,969
	Hwa Sung Industrial Co., Ltd.	4,820	77,533
* #	Hwacheon Machine Tool Co., Ltd.	1,740	98,695
#	Hwashin Co., Ltd.	12,790	45,785
* #	Hynix Semiconductor, Inc.	79,040	2,214,150
	Hyosung T & C Co., Ltd.	14,920	982,480
#	Hyundai Auton Co., Ltd.	39,920	265,280
#	Hyundai Cement Co., Ltd.	2,340	102,119
* #	Hyundai Corp.	4,310	103,126
	Hyundai Department Store Co., Ltd.	6,680	819,790
#	Hyundai Department Store H & S Co., Ltd.	1,490	178,604
#	Hyundai Development Co.	20,160	1,813,367
#	Hyundai DSF Co., Ltd.	5,140	77,708
#	Hyundai Elevator Co., Ltd.	2,520	358,347
* #	Hyundai Engineering & Construction Co., Ltd.	9,180	775,682
	Hyundai Heavy Industries Co., Ltd.	8,150	4,185,377
#	Hyundai Hysco	24,990	293,655
#	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	636,315
#	Hyundai Merchant Marine Co., Ltd.	26,331	1,193,951
#	Hyundai Mipo Dockyard Co., Ltd.	3,190	1,113,573
	Hyundai Mobis	24,317	2,284,319
#	Hyundai Motor Co., Ltd.	44,350	3,349,106
*	Hyundai Pharmaceutical Ind. Co., Ltd.	1,230	51,666
#	Hyundai Securities Co., Ltd.	74,863	1,432,577
#	Hyundai Steel Co.	27,650	2,340,909
*	IB Sports, Inc.	5,200	37,824
* #	IHQ, Inc.	8,010	32,119
#	Il Dong Pharmaceutical Co., Ltd.	2,054	99,250
	Il Yang Pharmaceutical Co., Ltd.	2,070	120,004
	Iljin Diamond Co., Ltd.	2,000	32,441
#	Iljin Electric Co., Ltd.	16,140	148,669
	Ilsung Pharmaceutical Co., Ltd.	800	106,880
#	InziControls Co., Ltd.	4,010	22,215
#	ISU Chemical Co., Ltd.	3,470	43,136
#	IsuPetasys Co., Ltd.	14,910	22,009
#	Jahwa Electronics Co., Ltd.	8,280	53,431
	Jeil Mutual Savings Bank	3,200	27,128
	Jeil Pharmaceutical Co.	3,800	46,764

30

#	Jeonbuk Bank, Ltd.	15,864	143,671
#	Jinheung Mutual Savings Bank Co., Ltd.	7,677	45,920
	Joongang Construction Co., Ltd.	2,430	41,717
	K.C. Tech Co., Ltd.	11,319	67,699
#	Kangwon Land, Inc.	33,320	842,435
#	KCC Corp.	2,610	1,520,708
* #	KCTC	1,450	45,839
#	Keangnam Enterprises, Ltd.	5,605	265,634
*	KEC Corp.	16,042	24,882
*	KEC Holdings Co., Ltd.	5,347	13,288
	Keyang Electric Machinery Co., Ltd.	15,560	46,681
#	KG Chemical Corp.	4,650	40,098
* #	Kia Motors Corp.	107,740	1,191,607
* #	KIRIN Co., Ltd.	33,750	39,465
	KISWIRE, Ltd.	2,690	143,270
*	Koas Well Co., Ltd.	12,000	42,238
	Kodenshi Korea Corp.	11,990	40,119
#	Kolon Engineering & Construction Co., Ltd.	5,450	70,391
* #	Kolon Industries, Inc.	4,676	194,169
	Kookmin Bank	11,530	833,916
	Kookmin Bank Sponsored ADR	74,540	5,404,150
#	Korea Cast Iron Pipe Co., Ltd.	9,870	53,404
* #	Korea Circuit Co., Ltd.	3,970	17,060
	Korea Cottrell Co., Ltd.	2,870	38,896
#	Korea Development Co., Ltd.	3,680	100,284
	Korea Development Leasing Corp.	1,560	70,869
	Korea Electric Power Corp.	27,510	1,158,651
	Korea Electric Power Corp. Sponsored ADR	46,100	971,788
#	Korea Electric Terminal Co., Ltd.	4,550	94,040
	Korea Exchange Bank	110,060	1,730,241
#	Korea Export Packing Industries Co., Ltd.	4,160	55,275
* #	Korea Express Co., Ltd.	5,093	579,751
#	Korea Fine Chemical Co., Ltd.	1,433	139,907
#	Korea Flange Co., Ltd.	2,740	45,937
	Korea Gas Corp.	11,540	909,719
	Korea Investment Holdings Co., Ltd.	16,620	1,318,292
#	Korea Iron & Steel Co., Ltd.	3,810	326,634
#	Korea Kolmar Co., Ltd.	6,410	27,198
#	Korea Komho Petrochemical Co., Ltd.	8,650	652,366
#	Korea Line Corp.	3,360	790,406
	Korea Mutual Savings Bank	2,080	59,784
#	Korea Petrochemical Industry Co., Ltd.	2,920	195,820
*	Korea Petroleum Industrial Co., Ltd.	227	50,400
#	Korea Polyol Co., Ltd.	1,142	71,376
#	Korea Reinsurance Co., Ltd.	26,539	379,465
#	Korea Zinc Co., Ltd.	4,930	725,886
	Korean Air Co., Ltd.	20,949	1,770,410
#	Korean Air Terminal Service Co., Ltd.	1,600	93,884
	Korean French Banking Corp.	23,410	39,523
* #	KP Chemical Corp.	17,680	133,428
	KPC Holdings Corp.	1,163	71,073
	KT Corp.	19,320	1,023,862
#	KT Corp. Sponsored ADR	15,800	414,276
	KT Freetel, Ltd.	54,000	1,879,899
	KT&G Corp.	27,400	2,290,181

31

* #	KTB Network, Ltd.	19,130	240,887
#	Kukdo Chemical Co., Ltd.	2,150	62,043
#	Kumho Electronics Co., Ltd.	2,751	97,681
#	Kumho Industrial Co., Ltd.	12,460	911,398
#	Kumho Investment Bank	3,100	30,335
#	Kumho Tire Co., Inc.	22,000	326,140
	Kumkang Industrial Co., Ltd.	4,780	73,866
* #	Kun Wha Pharmaceutical Co., Ltd.	1,810	55,299
	Kunsul Chemical Industrial Co., Ltd.	1,950	40,391
#	Kwang Dong Pharmaceutical Co., Ltd.	18,500	80,830
	Kyeryong Construction Industrial Co., Ltd.	2,420	106,933
	Kyobo Securities Co., Ltd.	12,480	221,304
* #	Kyungbang Co., Ltd.	548	113,597
	Kyungnam Energy Co., Ltd.	8,290	34,176
	LG Chemical, Ltd.	32,442	3,473,580
	LG Corp.	37,630	3,216,709
	LG Dacom Corp.	32,270	869,567
	LG Electronics, Inc.	44,150	4,609,734
	LG Fashion Corp.	8,772	306,074
#	LG Household & Healthcare Co., Ltd.	2,460	523,263
#	LG International Corp.	14,808	336,299
* #	LG Life Sciences, Ltd.	3,940	282,281
*	LG Phillips LCD Co., Ltd.	38,000	2,147,483
#	LIG Insurance Co., Ltd.	17,520	436,668
#	Lotte Chilsung Beverage Co., Ltd.	350	393,036
	Lotte Confectionary Co., Ltd.	519	803,338
* #	Lotte Midopa Co., Ltd.	14,440	191,336
#	Lotte Sam Kang Co., Ltd.	548	137,428
#	LS Cable, Ltd.	12,490	1,438,790
#	LS Industrial Systems Co., Ltd.	4,680	297,758
*	Maniker Co., Ltd.	40,030	38,731
#	Meritz Fire Marine Insurance Co., Ltd.	28,549	358,812
	Meritz Securities Co., Ltd.	14,826	145,310
	Miwon Commercial Co., Ltd.	1,060	48,479
*	Monalisa Co., Ltd.	35,010	38,474
#	Moorim Paper Co., Ltd.	6,190	79,574
	Motonic Corp.	590	51,819
	Namhae Chemical Corp.	15,890	251,409
* #	Namkwang Engineering & Construction Co., Ltd.	7,190	103,841
	Namyang Dairy Products Co., Ltd.	220	219,436
* #	Nasan Co., Ltd.	2,220	51,831
* #	NCsoft Corp.	4,710	252,749
	Nexen Corp.	1,550	51,546
#	Nexen Tire Corp.	4,420	182,521
#	NH Investment & Securities Co., Ltd.	9,570	126,195
#	Nong Shim Co., Ltd.	1,800	348,126
	Nong Shim Holdings Co., Ltd.	1,470	124,835
	Noroo Paint Co., Ltd.	3,854	17,988
* #	Orientbio, Inc.	15,820	25,003
	ORION Corp.	850	254,285
	Ottogi Corp.	1,220	207,514
#	Pacific Corp.	2,430	442,313
	Pacific Pharmaceutical Co., Ltd.	902	42,141
	Pang Rim Co., Ltd.	2,820	75,423
*	Pantech & Curitel Communications, Inc.	985	—

32

*	Pantech Co., Ltd.	1,313	—
	PaperCorea, Inc.	7,930	61,919
#	Pohang Coated Steel Co., Ltd.	3,350	87,358
#	Poong Lim Industrial Co., Ltd.	10,310	118,060
#	Poong San Corp.	10,780	236,193
	POSCO	4,270	2,715,150
	POSCO ADR	68,440	10,804,623
* #	Prime Entertainment Co., Ltd.	7,140	4,033
#	Pulmuone Co., Ltd.	1,810	107,267
	Pum Yang Construction Co., Ltd.	3,390	55,164
	Pusan Bank	56,970	893,164
#	Pusan City Gas Co., Ltd.	5,070	146,863
*	Pyung Hwa Holdings Co., Ltd.	5,365	15,558
	Pyung Hwa Industrial Co., Ltd.	2,682	12,121
*	RNL BIO Co., Ltd.	3,275	6,701
#	S&T Corp.	2,938	118,389
#	S&T Daewoo Co., Ltd.	3,680	140,393
#	S&T Dynamics Co., Ltd.	8,916	116,191
* #	S&T Motors Co., Inc.	31,290	28,722
#	S1 Corp.	5,140	303,798
* #	Saehan Industries, Inc.	15,040	161,824
*	Saehan Media Corp.	21,660	33,602
#	Sam Jin Pharmaceutical Co., Ltd.	646	42,904
	Sam Kwang Glass Industrial Co., Ltd.	2,130	95,469
*	Sam Lip General Foods Co., Ltd.	3,770	44,741
#	Sambu Construction Co., Ltd.	2,890	162,142
	Samchully Co., Ltd.	1,200	261,296
* #	Samho International Co., Ltd.	4,837	123,698
	Samhwa Crown and Closure Co., Ltd.	1,770	54,959
	Samhwa Paints Industrial Co., Ltd.	9,710	36,829
* #	Samick Musical Instruments Co., Ltd.	22,800	19,588
*	Samick THK Co., Ltd.	11,860	39,687
	Samil Pharmaceutical Co., Ltd.	2,090	39,512
	Samsung Climate Control Co., Ltd.	4,190	39,237
	Samsung Corp.	75,610	5,328,616
#	Samsung Electro-Mechanics Co., Ltd.	31,580	1,662,408
	Samsung Electronics Co., Ltd.	28,956	17,775,419
	Samsung Engineering Co., Ltd.	9,610	1,111,623
#	Samsung Fine Chemicals Co., Ltd.	8,180	410,358
	Samsung Fire and Marine Insurance, Ltd.	9,700	2,416,819
	Samsung Heavy Industries Co., Ltd.	52,700	2,427,065
	Samsung SDI Co., Ltd.	19,231	1,326,604
#	Samsung Securities Co., Ltd.	23,430	2,297,814
	Samsung Techwin Co., Ltd.	10,610	532,355
#	Samwhan Corp.	3,010	98,684
	Samyang Corp.	2,240	135,872
*	Samyang Foods Co., Ltd.	1,990	38,294
	Samyang Genex Co., Ltd.	1,020	90,014
	Samyang Tongsang Co., Ltd.	720	26,764
#	Samyoung Electronics Co., Ltd.	6,570	71,481
*	SAVEZONE I&C Corp.	16,940	53,326
*	SC Engineering Co., Ltd.	3,275	15,856
#	Seah Besteel Corp.	10,240	178,439
#	SEAH Holdings Corp.	980	116,066
	SEAH Steel Corp.	2,230	110,088

33

#	Sebang Co., Ltd.	5,060	74,148
#	Sejong Industrial Co., Ltd.	6,520	35,096
	Sempio Foods Co.	2,280	48,440
#	Seoul City Gas Co., Ltd.	1,090	121,564
#	Seoul Securities Co., Ltd.	173,397	353,795
* #	Serim Paper Manufacturing Co., Ltd.	4,750	74,930
* #	Seshin Co., Ltd.	2,000	6,226
* #	Sewon Cellontech Co., Ltd.	10,964	99,109
*	SGWICUS Corp.	12,450	40,942
#	Shin Heung Securities Co., Ltd.	4,078	54,524
#	Shin Won Corp.	1,350	29,971
	Shin Young Securities Co., Ltd.	2,980	238,274
#	Shinhan Engineering & Construction Co., Ltd.	4,013	90,977
#	Shinhan Financial Group Co., Ltd.	32,360	1,758,627
	Shinhan Financial Group Co., Ltd. ADR	26,810	2,916,392
*	Shinhung Co., Ltd.	1,510	36,772
	Shinpoong Pharmaceutical Co., Ltd.	1,300	35,790
	Shinsegae Co., Ltd.	2,579	2,041,847
#	Shinsegae Engineering & Construction Co., Ltd.	870	34,639
* #	Shinsegae Internet & Commerce Co., Ltd.	1,000	71,637
#	Shinsung Engineering Co., Ltd.	6,720	31,816
*	Shinsung Tongsang Co., Ltd.	7,800	38,449
* #	Silla Trading Co., Ltd.	11,190	108,683
#	Sindo Ricoh Co., Ltd.	3,220	237,088
#	SJM Co., Ltd.	7,780	50,028
#	SK Chemicals Co., Ltd.	7,184	668,616
	SK Co., Ltd.	14,497	3,402,136
*	Sk Energy Co., Ltd.	35,494	7,301,865
	SK Gas Co., Ltd.	2,600	214,640
* #	SK Networks Co., Ltd.	32,340	867,479
	SK Telecom Co., Ltd.	3,590	966,853
	SK Telecom Co., Ltd. ADR	38,100	1,206,627
#	SKC Co., Ltd.	10,040	328,811
	SL Corp.	3,300	27,577
	S-Oil Corp.	13,873	1,294,649
#	Solomon Mutual Savings Bank	3,406	54,194
* #	Ssangyong Cement Industry Co., Ltd.	32,097	548,145
*	Ssangyong Corp.	948	16,725
* #	Ssangyong Motor Co.	37,280	228,126
#	STX Corp.	8,080	859,677
#	STX Engine Co., Ltd.	6,000	590,371
#	STX Shipbuilding Co., Ltd.	13,986	933,856
* #	Sudo Pharmaceutical Industry Co., Ltd.	12,580	18,140
	Suheung Capsule Co., Ltd.	2,500	15,105
	Sung Bo Chemicals Co., Ltd.	1,020	43,953
#	Sung Chang Enterprise Co., Ltd.	2,780	67,865
* #	Sung Shin Cement Co., Ltd.	5,820	92,184
	Sungjee Construction Co., Ltd.	2,570	61,956
* #	Sungwon Corp.	8,110	97,333
	Sunjin Co., Ltd.	1,240	35,690
#	Sunkyong Securities Co., Ltd.	108,810	361,712
#	Tae Kwang Industrial Co., Ltd.	429	646,790
#	Tae Kyung Industrial Co., Ltd.	10,960	55,850
	Taegu Department Store Co., Ltd.	4,530	73,511
	Taeyoung Engineering & Construction	26,000	328,893

34

#	Tai Han Electric Wire Co., Ltd.	19,660	1,328,364
	Tai Lim Packaging Industries Co., Ltd.	4,710	58,422
*	Taihan Textile Co., Ltd.	620	35,683
#	Telcoware Co., Ltd.	2,000	17,407
#	Tong Yang Investment Bank	34,062	618,284
* #	Tong Yang Major Corp.	14,865	128,029
#	Tong Yang Moolsan Co., Ltd.	6,560	64,431
*	TRYBRANDS, Inc.	5,000	28,168
#	TS Corp.	1,070	57,685
* #	Uangel Corp.	6,570	60,074
*	Uni Chem Co., Ltd.	21,050	18,406
	Unid Co., Ltd.	2,000	77,746
#	Union Steel Manufacturing Co., Ltd.	2,780	70,753
* #	Uniquest Corp.	7,000	55,177
*	VGX International, Inc.	4,574	22,367
#	Whanin Pharmaceutical Co., Ltd.	3,640	61,976
	Woongjin Coway Co., Ltd.	12,970	429,487
* #	Woongjin Thinkbig Co, Ltd.	6,469	122,895
#	Woongjin.Com Co., Ltd.	2,290	58,868
#	Woori Financial Co., Ltd.	4,820	80,730
#	Woori Investment & Securities Co., Ltd.	51,484	1,352,501
	WooSung Feed Co., Ltd.	20,370	46,782
	YESCO Co., Ltd.	2,210	91,741
	Yoosung Enterprise Co., Ltd.	9,370	41,548
#	Youlchon Chemical Co., Ltd.	8,320	68,153
	Youngone Corp.	13,910	143,501
	Youngpoong Corp.	500	318,735
#	Yuhan Corp.	3,240	703,289
	YuHwa Securities Co., Ltd.	4,570	98,827
* #	Yungjin Pharm Co., Ltd.	15,808	26,522
*	Yuyang Telecom Co., Ltd.	2,250	28,683
	YUYU, Inc.	2,440	41,280

TOTAL — SOUTH KOREA			217,142,838

TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	242,000	81,233
	Aaeon Technology, Inc.	34,699	73,173
	Ability Enterprise Co., Ltd.	122,027	211,190
*	Abocom Systems, Inc.	91,000	45,130
*	Acbel Polytech, Inc.	306,300	176,295
*	Accton Technology Corp.	423,000	227,262
	Acer, Inc.	1,654,657	3,517,979
	Advanced Semiconductor Engineering, Inc.	599,981	614,105
	Advanced Semiconductor Engineering, Inc. ADR	170,102	855,618
	Advantech Co., Ltd.	93,125	222,371
	Allis Electric Co., Ltd.	207,000	68,187
	Altek Corp.	138,099	204,740
	Ampoc Far East Co., Ltd.	77,250	31,449
	Amtran Technology Co., Ltd.	217,391	285,384
	Apex Biotechnology Corp.	42,900	99,065
	Arima Communication Corp.	232,383	167,003
*	Arima Computer Corp.	757,000	153,398
	Arima Optoelectronics Corp.	103,520	110,161

35

	Asia Cement Corp.	1,099,351	1,610,637
	Asia Chemical Corp.	230,000	128,507
	Asia Polymer Corp.	201,000	142,931
*	Asia Vital Components Co., Ltd.	115,000	80,792
	Asustek Computer, Inc.	1,254,785	3,960,878
	Aten International Co., Ltd.	41,104	119,913
	AU Optronics Corp.	1,396,672	2,740,660
	AU Optronics Corp. Sponsored ADR	130,251	2,551,631
	Audix Co., Ltd.	122,137	98,427
	Aurora Corp.	164,160	153,856
	Aurora Systems Corp.	72,000	46,231
	Avermedia Technologies, Inc.	86,293	190,425
	Avision, Inc.	182,378	106,133
	Awea Mechantronic Co., Ltd.	45,100	78,441
	Bank of Kaohsiung Co., Ltd.	365,000	194,182
	Basso Industry Corp., Ltd.	97,427	121,388
*	Behavior Tech Computer Corp.	211,000	58,780
*	Bes Engineering Corp.	967,050	253,828
	Biostar Microtech International Corp.	133,377	90,038
	C Sun Manufacturing, Ltd.	128,435	75,653
*	Carnival Industrial Corp.	287,000	64,635
	Catcher Co., Ltd.	153,218	946,529
	Cathay Chemical Works, Inc.	98,000	35,074
	Cathay Financial Holdings Co., Ltd.	1,511,058	3,406,658
	Cathay Real Estate Development Co., Ltd.	924,000	455,173
	Central Reinsurance Co., Ltd.	313,950	159,959
	Chain Qui Development Co., Ltd.	77,464	103,655
	Champion Building Materials Co., Ltd.	234,649	98,189
	Chang Hwa Commercial Bank	3,026,000	1,791,094
	Charoen Pokphand Enterprises Co., Ltd.	134,000	59,784
	Cheng Loong Corp.	689,000	235,268
	Cheng Shin Rubber Industry Co., Ltd.	409,406	700,643
	Cheng Uei Precision Industry Co., Ltd.	196,382	483,544
	Chenming Mold Industrial Corp.	94,294	33,710
	Chi Mei Optoelectronic Corp.	4,330,028	5,851,933
*	Chia Her Industrial Co., Ltd.	140,000	12,219
*	Chia Hsin Cement Corp.	393,000	335,516
	Chicony Electronics Co., Ltd.	157,575	292,287
*	Chien Shing Stainless Steel Co., Ltd.	191,000	53,197
	Chilisin Electronics Corp.	70,377	42,883
	China Chemical & Pharmaceutical Co.	191,000	102,224
	China Development Financial Holding Corp.	7,926,310	3,150,905
	China Ecotek Corp.	60,000	69,883
	China Electric Manufacturing Co., Ltd.	239,220	106,739
*	China General Plastics Corp.	313,000	90,390
	China Glaze Co., Ltd.	109,620	37,391
	China Hi-Ment Corp.	120,520	119,230
*	China Man-Made Fiber Co., Ltd.	960,662	373,901
	China Metal Products Co., Ltd.	168,470	212,794
	China Motor Co., Ltd.	545,716	425,096
*	China Petrochemical Development Corp.	1,444,000	634,379
	China Steel Chemical Corp.	93,332	233,686
	China Steel Corp.	2,068,233	2,750,504
	China Steel Structure Co., Ltd.	67,000	38,086
	China Synthetic Rubber Corp.	284,000	334,468

36

*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	45,046
*	Chinatrust Financial Holdings Co., Ltd.	4,074,243	2,970,514
	Chinese Maritime Transport, Ltd.	86,460	253,814
	Ching Feng Home Fashions Industries Co., Ltd.	137,700	79,024
	Chin-Poon Industrial Co., Ltd.	231,000	210,187
	Chroma Ate, Inc.	92,663	224,793
	Chun Yu Works & Co., Ltd.	230,000	67,839
	Chun Yuan Steel Industrial Co., Ltd.	349,482	135,597
	Chung Hsin Electric & Machinery Co., Ltd.	244,000	209,834
	Chung Hung Steel Corp.	549,000	305,610
	Chung Hwa Pulp Corp.	386,000	276,559
*	Chungwa Picture Tubes Co., Ltd.	5,204,604	1,985,776
*	Clevo Co.	247,520	341,638
*	CMC Magnetics Corp.	2,441,000	907,490
	Collins Co., Ltd.	258,000	96,210
	Compal Communications, Inc.	92,995	209,540
	Compal Electronics, Inc.	2,203,400	2,564,355
	Compeq Manufacturing Co., Ltd.	951,000	367,633
	Continental Engineering Corp.	631,667	354,040
	Cosmo Electronics Corp.	45,000	54,609
*	Cosmos Bank Taiwan	1,012,000	66,814
	CTCI Corp.	379,574	286,537
	CX Technology Co., Ltd.	80,579	48,121
	Cybertan Technology, Inc.	86,840	175,352
	Cyntec Co., Ltd.	61,408	89,252
	Da-Cin Construction Co., Ltd.	238,809	105,788
*	Delpha Construction Co., Ltd.	199,000	43,999
	Delta Electronics Industrial Co., Ltd.	370,731	1,279,484
	Depo Auto Parts Industrial Co., Ltd.	81,634	302,598
	Diamond Flower Electric Instrument Co., Ltd.	50,252	133,319
	D-Link Corp.	288,568	529,355
*	E.Sun Financial Holding Co., Ltd.	2,538,255	1,353,944
	Eastern Media International	691,922	254,998
	Eclat Textile Co., Ltd.	141,371	75,612
	Edom Technology Co., Ltd.	101,600	63,214
	Elan Microelectronics Corp.	179,974	360,086
*	E-Lead Electronic Co., Ltd.	24,000	44,919
	Elite Material Co., Ltd.	114,697	46,894
	Elite Semiconductor Memory Technology, Inc.	87,331	197,094
*	Elitegroup Computer Systems Co., Ltd.	895,460	449,754
	Enlight Corp.	205,999	61,113
*	EnTie Commercial Bank	379,000	96,052
	Epistar Corp.	132,796	553,770
	Eten Information Systems, Ltd.	94,914	137,820
	Eternal Chemical Co., Ltd.	304,820	326,973
*	Eva Airways Corp.	1,524,245	611,538
	Everest Textile Co., Ltd.	303,064	84,658
	Evergreen International Storage & Transport Corp.	695,000	360,922
	Evergreen Marine Corp., Ltd.	1,147,170	993,796
	Everlight Chemical Industrial Corp.	229,000	161,786
	Everlight Electronics Co., Ltd.	83,991	323,013
*	Everspring Industry Co., Ltd.	142,000	40,071
	Evertop Wire Cable Corp.	95,676	24,787
	Excel Cell Electronics Co., Ltd.	90,000	49,684

37

	Far East Textile, Ltd.	1,687,103	2,049,568
	Far Eastern Department Stores, Ltd.	623,854	749,939
*	Far Eastern International Bank	1,326,265	457,501
	Federal Corp.	232,833	139,221
	Feng Hsin Iron & Steel Co., Ltd.	247,700	376,345
	Feng Tay Enterprise Co., Ltd.	311,808	251,345
	First Copper Technology Co., Ltd.	208,000	82,929
	First Financial Holding Co., Ltd.	3,351,093	2,536,223
	First Hotel	147,398	130,617
*	First Steamship Co., Ltd.	73,000	140,648
	Flytech Technology Co., Ltd.	23,000	76,354
	Formosa Chemicals & Fiber Co., Ltd.	1,178,830	3,019,241
*	Formosa Epitaxy, Inc.	60,000	71,188
	Formosa International Hotels Corp.	29,078	281,878
	Formosa Plastics Corp.	1,196,271	3,268,401
	Formosa Taffeta Co., Ltd.	747,460	777,698
	Formosan Rubber Group, Inc.	337,000	181,022
	Formosan Union Chemical Corp.	79,000	30,671
	Fortune Electric Co., Ltd.	87,000	122,870
	Foxconn Technology Co., Ltd.	105,518	1,039,406
	Fubon Financial Holding Co., Ltd.	2,512,000	2,207,204
	Fwuson Industry Co., Ltd.	166,000	53,865
	G Shank Enterprise Co., Ltd.	48,048	62,356
*	G.T.M. Corp.	127,000	72,972
	Gem Terminal Industries Co., Ltd.	86,133	79,314
	Giant Manufacture Co., Ltd.	112,000	265,649
*	Giga Storage Corp.	279,000	77,341
	Giga-Byte Technology Co., Ltd.	598,750	394,471
	Globe Union Industrial Corp.	135,229	146,976
	Gold Circuit Electronics, Ltd.	328,000	308,542
	Goldsun Development & Construction Co., Ltd.	902,481	450,251
	Good Will Instrument Co., Ltd.	63,000	45,555
	Gordon Auto Body Parts Co., Ltd.	107,150	43,694
*	Grand Pacific Petrochemical Corp.	391,000	147,223
	Grape King, Inc.	106,000	66,620
	Great China Metal Industry Co., Ltd.	202,000	96,907
	Great Taipei Gas Co., Ltd.	313,000	156,585
	Great Wall Enterprise Co., Ltd.	247,729	232,162
	Greatek Co., Ltd.	225,286	309,421
	Hanpin Co., Ltd.	80,000	57,521
	Hey Song Corp.	303,000	123,783
	High Tech Computer Corp.	109,936	2,056,166
	Highwealth Construction Corp.	225,894	190,328
*	Hitron Technologies, Inc.	98,000	31,400
*	Ho Tung Holding Corp.	379,000	113,895
*	Hocheng Corp.	297,000	101,284
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	52,317
	Hon Hai Precision Industry Co., Ltd.	1,025,764	6,604,478
	Hong Tai Electric Industrial Co., Ltd.	194,000	148,423
	Hong Yi Fiber Industry Co., Ltd.	148,000	43,507
	Honmyue Enterprise Co., Ltd.	116,000	33,109
	Hota Industrial Manufacturing Co., Ltd.	65,600	77,080
	Hotai Motor Co., Ltd.	243,000	632,497
	Hsin Kuang Steel Co., Ltd.	104,331	108,808
	Hsing Ta Cement Co., Ltd.	296,000	101,451

38

	Hua Eng Wire & Cable Co., Ltd.	454,000	163,663
	Hua Nan Financial Holding Co., Ltd.	2,914,040	1,960,305
	Huang Hsiang Construction Corp.	110,000	175,317
	Hung Ching Development & Construction Co., Ltd.	227,000	101,771
	Hung Poo Construction Corp.	177,760	146,428
	Hung Sheng Construction Co., Ltd.	359,000	260,893
*	Hwa Fong Rubber Co., Ltd.	200,000	52,584
	Ichia Technologies, Inc.	195,349	154,500
	I-Chiun Precision Industry Co., Ltd.	67,211	85,130
	Inernational Semiconductor Technology, Ltd.	249,598	126,145
	Infortrend Technology, Inc.	110,999	171,584
	Inventec Corp.	1,272,517	716,150
	ITE Technology, Inc.	44,000	126,560
*	Jean Co., Ltd.	90,000	36,140
	Johnson Health Tech Co., Ltd.	71,420	152,438
	Jui Li Enterprise Co., Ltd.	170,000	57,605
	K Laser Technology, Inc.	79,000	73,330
	Kang Na Hsiung Co., Ltd.	115,000	67,429
*	Kao Hsing Chang Iron & Steel Corp.	368,000	102,523
	Kaulin Manufacturing Co., Ltd.	106,800	94,119
	Kee Tai Properties Co., Ltd.	158,235	93,634
*	Kenda Rubber Industrial Co., Ltd.	275,606	192,708
	Kian Shen Corp.	39,900	27,261
	King Yuan Electronics Co., Ltd.	865,917	471,016
	Kingdom Construction Co., Ltd.	345,000	144,150
*	King’s Town Bank	677,653	212,883
*	King’s Town Construction Co., Ltd.	213,376	147,538
	Kinpo Electronics, Inc.	1,122,444	388,305
	Kinsus Interconnect Technology Corp.	134,678	483,423
	Knowledge-Yield-Excellence Systems Corp.	110,553	192,925
	Kung Long Batteries Industrial Co., Ltd.	47,000	52,960
*	Kuoyang Construction Co., Ltd.	220,000	120,034
*	Kwong Fong Industries Corp.	361,000	97,428
	Lan Fa Textile Co., Ltd.	258,560	98,746
	Largan Precision Co., Ltd.	39,192	507,752
*	Lead Data Co., Ltd.	243,000	85,210
	Leader Electronics, Inc.	68,309	32,616
*	Leadtek Research, Inc.	121,800	66,068
*	Lealea Enterprise Co., Ltd.	451,000	109,857
	Lee Chang Yung Chemical Industry Corp.	284,640	296,531
	Lee Chi Enterprises Co., Ltd.	196,000	68,599
	Lelon Co., Ltd.	89,000	34,986
*	Leofoo Development Co., Ltd.	224,000	107,709
	Les Enphants Co., Ltd.	85,000	58,844
*	Li Peng Enterprise Co., Ltd.	335,500	87,808
	Lian Hwa Foods Corp.	112,000	38,487
*	Lien Chang Electronic Enterprise Co., Ltd.	90,000	33,262
	Lien Hwa Industrial Corp.	410,276	214,036
	Lingsen Precision Industries, Ltd.	225,716	104,365
	Lite-On Technology Corp.	1,352,385	2,361,645
	Long Bon Development Co., Ltd.	307,000	175,219
	Long Chen Paper Co., Ltd.	387,287	150,575
	Lucky Cement Corp.	311,000	87,869
	Macronix International Co., Ltd.	2,212,185	1,124,300
	Makalot Industrial Co., Ltd.	48,430	119,087

39

	Mayer Steel Pipe Corp.	118,678	113,315
	Maywufa Co., Ltd.	102,500	57,581
	Media Tek, Inc.	167,126	2,199,581
	Mega Financial Holding Co., Ltd.	6,146,000	3,803,384
	Meiloon Co., Ltd.	125,929	102,076
	Mercuries & Associates, Ltd.	349,000	224,696
*	Mercuries Data Co., Ltd.	203,000	41,302
	Merida Industry Co., Ltd.	102,000	203,331
	Merry Electronics Co., Ltd.	50,920	155,623
	Microelectronics Technology, Inc.	325,000	206,642
	Micro-Star International Co., Ltd.	749,741	665,960
	Min Aik Technology Co., Ltd.	74,297	91,348
	Mirle Automation Corp.	56,718	68,335
	Mitac International Corp.	724,943	814,575
	Mitac Technology Corp.	197,281	165,794
	Mobiletron Electronics Co., Ltd.	73,000	72,181
	Mospec Seminconductor Corp.	79,000	88,445
*	Mustek Systems, Inc.	270,000	65,744
	Nak Sealing Technologies Corp.	32,549	42,246
*	Namchow Chemical Industrial Co., Ltd.	194,000	55,905
	Nan Ya Plastic Corp.	1,717,557	4,489,938
	Nankang Rubber Tire Co., Ltd.	185,513	234,771
	Nantex Industry Co., Ltd.	129,108	118,276
	Nanya Technology Co., Ltd.	2,016,657	1,083,967
	National Petroleum Co., Ltd.	162,000	131,522
*	New Asia Construction & Development Co., Ltd.	279,000	58,925
	Nien Hsing Textile Co., Ltd.	378,000	235,120
	Ocean Plastics Co., Ltd.	161,000	102,781
*	Optimax Technology Corp.	381,654	167,130
*	Opto Tech Corp.	150,713	145,075
	Oriental Union Chemical Corp.	414,010	470,047
*	Pacific Construction Co., Ltd.	332,000	38,342
	Pan Jit International, Inc.	118,988	119,724
	Pan-International Industrial Corp.	151,514	359,237
*	PC Home Online	46,000	42,258
	Phihong Technology Co., Ltd.	219,083	171,258
	Phoenix Precision Technology Corp.	410,555	455,407
	Phoenixtec Power Co., Ltd.	248,000	232,671
	Pihsiang Machinery Mfg. Co., Ltd.	70,000	131,785
	Pou Chen Corp.	1,279,700	1,161,224
	President Chain Store Corp.	187,000	508,410
	Prince Housing & Development Corp.	539,500	278,381
*	Prodisc Technology, Inc.	603,000	107,282
	Promise Technology, Inc.	44,000	22,162
*	Protop Technology Co., Ltd.	148,000	5,422
*	Qisda Corp.	965,910	1,014,715
	Quanta Computer, Inc.	788,971	1,192,712
*	Quintain Steel Co., Ltd.	399,000	82,897
	Radium Life Tech Corp.	222,573	165,922
*	Ralec Electronic Corp.	50,252	58,520
	Realtek Semiconductor Corp.	185,926	684,897
*	Reward Wool Industry Corp.	149,000	44,200
*	Rexon Industrial Corp., Ltd.	118,000	30,574
	Richtek Technology Corp.	30,357	289,942
*	Ritek Corp.	2,409,000	596,405

40

	Ruentex Development Co., Ltd.	361,000	297,154
	Ruentex Industries, Ltd.	348,000	274,959
*	Sampo Corp.	518,584	101,737
	San Fang Chemical Industry Co., Ltd.	131,000	111,890
	Sanyang Industrial Co., Ltd.	576,000	423,271
	Sanyo Electric Co., Ltd.	202,000	231,670
	SDI Corp.	102,000	100,605
	Senao International Co., Ltd.	95,607	116,083
	Shan-Loong Transportation Co., Ltd.	111,247	55,681
	Sheng Yu Steel Co., Ltd.	169,000	153,098
	Shihlin Electric & Engineering Corp.	320,000	323,308
*	Shihlin Paper Corp.	187,000	192,710
	Shin Kong Financial Holding Co., Ltd.	2,189,402	1,741,810
*	Shin Shin Co., Ltd.	77,000	54,169
	Shinkong Co., Ltd.	210,271	116,862
*	Shinkong Synthetic Fibers Co., Ltd.	972,282	326,615
*	Shuttle, Inc.	166,000	57,464
	Sigurd Microelectronics Corp.	229,215	139,801
	Silicon Integrated Systems Corp.	1,083,961	437,267
	Siliconware Precision Industries Co., Ltd.	796,933	1,458,193
	Silitech Technology Corp.	57,333	231,627
	Sincere Navigation Corp.	214,400	406,387
	Sinkang Industries Co., Ltd.	79,652	48,453
	Sinkong Spinning Co., Ltd.	212,169	125,193
	Sinon Corp.	175,000	52,293
	SinoPac Holdings Co., Ltd.	5,230,000	2,160,946
*	Sintek Photronics Corp.	605,167	169,785
	Sinyi Realty, Inc.	100,843	232,040
	Sitronix Technology Corp.	47,631	173,390
	Siward Crystal Technology Co., Ltd.	66,386	42,913
*	Solelytex Enterprise Corp.	66,000	60,738
*	Solomon Technology Corp.	275,000	180,823
	South East Soda Manufacturing Co., Ltd.	71,250	49,434
	Southeast Cement Co., Ltd.	316,000	111,184
*	Space Shuttle Hi-Tech Co., Ltd.	107,609	40,580
	SPI Electronic Co., Ltd.	105,140	131,226
	Spirox Corp.	100,595	93,589
	Springsoft, Inc.	123,332	160,645
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	69,871
	Standard Foods Taiwan, Ltd.	239,000	115,327
	Stark Technology, Inc.	124,000	61,270
	Sunonwealth Electric Machine Industry Co., Ltd.	168,602	92,444
	Sunplus Technology Co., Ltd.	284,581	438,995
	Sunrex Technology Corp.	192,120	206,632
	Synnex Technology International Corp.	440,947	1,169,828
	Sysware Systex Corp.	96,993	103,978
*	T JOIN Transportation Co.	349,000	154,584
	Ta Chen Stainless Pipe Co., Ltd.	192,624	229,294
*	Ta Chong Bank, Ltd.	1,187,000	391,563
	Ta Ya Electric Wire & Cable Co., Ltd.	455,155	142,152
	Ta Yih Industrial Co., Ltd.	38,000	27,689
	Tah Hsin Industrial Corp.	120,000	80,115
*	Tai Roun Products Co., Ltd.	200,000	55,855
	Ta-I Technology Co., Ltd.	110,651	86,822
*	Taichung Commercial Bank	944,459	392,579

41

	Tainan Enterprises Co., Ltd.	77,180	105,812
	Tainan Spinning Co., Ltd.	1,066,000	470,203
*	Taishin Financial Holdings Co., Ltd.	3,535,385	1,518,372
*	Taisun Enterprise Co., Ltd.	214,800	60,754
*	Taita Chemical Co., Ltd.	161,000	52,501
	Taiwan Acceptance Corp.	96,000	61,502
*	Taiwan Business Bank	2,382,118	739,538
	Taiwan Cement Corp.	2,040,306	3,004,432
	Taiwan Cooperative Bank	2,514,335	1,873,327
	Taiwan Fire & Marine Insurance Co., Ltd.	223,000	192,670
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	10,992
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	88,865
	Taiwan Glass Industrial Corp.	711,036	745,633
	Taiwan Hon Chuan Enterprise Co., Ltd.	94,812	72,141
	Taiwan Kai Yih Industrial Co., Ltd.	61,852	28,892
*	Taiwan Kolin Co., Ltd.	508,000	175,374
	Taiwan Life Insurance Co., Ltd	243,831	414,868
	Taiwan Line Tek Electronic Co., Ltd.	64,788	37,714
	Taiwan Mask Corp.	216,000	119,953
*	Taiwan Navigation Co., Ltd.	153,720	317,327
	Taiwan Paiho Co., Ltd.	141,700	154,513
	Taiwan Polypropylene Co., Ltd.	170,640	121,439
*	Taiwan Pulp & Paper Corp.	157,000	54,138
*	Taiwan Sakura Corp.	146,000	51,216
	Taiwan Secom Co., Ltd.	205,932	323,984
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,171,409	7,908,933
	Taiwan Sogo Shinkong Security Co., Ltd.	166,086	164,315
	Taiwan Styrene Monomer Corp.	415,148	185,496
*	Taiwan Tea Corp.	523,654	241,035
	Taiyen Biotech Co., Ltd.	151,000	110,562
*	Tatung Co., Ltd.	2,654,000	1,350,308
*	Teapo Electronic Corp.	190,000	40,316
	Teco Electric & Machinery Co., Ltd.	1,540,000	820,582
	Tecom, Ltd.	176,000	112,943
	Ten Ren Tea Co., Ltd.	40,170	35,458
	Test-Rite International Co., Ltd.	283,600	170,638
	Tex-Ray Industrial Co., Ltd.	84,000	34,579
	The Ambassador Hotel	233,000	206,264
*	The Chinese Bank	830,000	—
	The First Insurance Co., Ltd.	183,700	91,770
	Thinking Electronic Industrial Co., Ltd.	76,058	75,374
	Thye Ming Industrial Co., Ltd.	84,000	167,343
	Ton Yi Industrial Corp.	884,000	375,716
	Tong Yang Industry Co., Ltd.	202,910	181,719
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	20,619
	Transcend Information, Inc.	94,847	300,926
*	Tsann Kuen Enterprise Co., Ltd.	155,660	212,524
	TSRC Corp.	334,650	453,974
	TTET Union Corp.	71,000	62,332
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	33,302
	Tung Ho Steel Enterprise Corp.	378,400	573,532
*	Twinhead International Corp.	301,000	40,014
	TYC Brother Industrial Co., Ltd.	160,294	107,927
*	Tycoons Group Enterprise Co., Ltd.	389,000	78,616
	Tyntek Corp.	115,717	119,458

42

	Tze Shin International Co., Ltd.	87,980	51,778
	U-Ming Marine Transport Corp.	182,200	487,945
*	Uniform Industrial Corp.	22,470	34,948
*	Union Bank of Taiwan	1,282,000	292,917
*	Union Insurance Co., Ltd.	27,595	11,573
	Uni-President Enterprises Corp.	1,347,820	1,755,717
	Unitech Electronics Co., Ltd.	170,457	77,911
	Unitech Printed Circuit Board Corp.	236,742	243,674
	United Integration Service Co., Ltd.	154,800	130,577
	United Microelectronics Corp.	6,279,628	3,756,643
	Unity Opto Technology Co., Ltd.	98,869	89,950
*	Universal Cement Corp.	381,272	168,721
	Universal Microelectronics Co., Ltd.	76,000	48,549
	Universal Scientific Industrial Co., Ltd.	607,931	361,112
	Universal, Inc.	85,000	33,170
	UPC Technology Corp.	512,681	286,707
	USI Corp.	505,000	273,144
*	U-TECH Media Corp.	189,000	62,493
*	Ve Wong Corp.	135,000	85,062
*	Veutron Corp.	65,000	31,792
*	Via Technologies, Inc.	805,000	512,602
*	Visual Photonics Epitacy Co., Ltd.	27,000	44,529
	Walsin Lihwa Corp.	2,287,021	1,003,733
	Walsin Technology Corp., Ltd.	423,519	367,509
	Wan Hai Lines Co., Ltd.	618,342	543,275
	Wan Hwa Enterprise Co., Ltd.	101,915	49,855
	Waterland Financial Holdings	1,541,020	476,579
*	Wei Chih Steel Industrial Co., Ltd.	210,000	55,921
*	Wei Chuan Food Corp.	262,000	150,567
	Weltrend Semiconductor, Inc.	106,950	124,671
	Winbond Electronics Corp.	2,979,000	854,041
	Wintek Corp.	760,064	1,016,700
	Wistron Corp.	562,881	977,506
	Wistron NeWeb Corp.	90,710	179,588
*	Wus Printed Circuit Co., Ltd.	309,000	94,317
*	Ya Hsin Industrial Co., Ltd.	582,965	107,695
	Yageo Corp.	2,412,000	907,232
	Yang Ming Marine Transport Corp.	989,325	775,828
	Yeung Cyang Industrial Co., Ltd.	150,703	174,058
*	Yi Jinn Industrial Co., Ltd.	409,000	66,603
	Yieh Phui Enterprise Co., Ltd.	988,674	382,067
	Yosun Industrial Corp.	203,685	165,885
*	Yuanta Financial Holding Co., Ltd.	313,292	210,055
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,185,718	456,456
	Yulon Motor Co., Ltd.	655,060	665,963
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	108,000	149,300
	Yung Shin Pharmaceutical Industrial Co., Ltd.	153,000	163,271
	Yung Tay Engineering Co., Ltd.	256,000	199,799
	Zig Sheng Industrial Co., Ltd.	352,228	84,070
	Zinwell Corp.	61,759	242,523
	Zippy Technology Corp.	100,980	67,171
	Zyxel Communication Corp.	274,110	398,799

TOTAL — TAIWAN			194,370,435

43

THAILAND — (1.9%)
COMMON STOCKS — (1.9%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	758,400	233,026
*	Adkinson Securities PCL	2,260,400	60,771
*	Adkinson Securities PCL (Foreign)	4,309,000	115,849
	Advance Info Service PCL (Foreign)	308,700	843,630
	Amata Corp. PCL (Foreign)	387,500	200,347
	Aromatics (Thailand) PCL (Foreign)	392,700	748,331
	Asia Plus Securities PCL (Foreign)	1,281,200	148,380
	Asian Insulators PCL (Foreign)	151,900	29,395
	Asian Property Development PCL (Foreign) NVDR	4,923,400	989,116
	Ayudhya Insurance PCL	191,400	117,054
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	135,387
	Bangkok Bank PCL (Foreign)	535,800	1,820,430
#	Bangkok Bank PCL (Foreign) NVDR	101,800	345,875
	Bangkok Chain Hospital PCL (Foreign)	495,200	117,774
#	Bangkok Dusit Medical Services PCL (Foreign)	307,800	309,187
	Bangkok Expressway PCL (Foreign)	467,900	315,182
*	Bangkok Land PCL (Foreign)	2,335,700	53,135
*	Bangkok Land PCL (Foreign) NVDR	29,477,600	670,589
	Bank of Ayudhya PCL (Foreign) NVDR	950,200	772,007
*	Bank of Ayudhya PCL (Foreign) NVDR	663,900	539,397
	Banpu PCL (Foreign)	79,200	1,057,638
	BEC World PCL (Foreign)	712,400	536,707
	Bualuang Securities PCL (Foreign)	137,100	105,314
	Bumrungrad Hospital PCL (Foreign)	120,700	142,640
	Bumrungrad Hospital PCL (Foreign) NVDR	206,900	244,508
	C.P. Seven Eleven PCL (Foreign)	813,100	229,414
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,355,500	483,661
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	132,963
#	Central Pattana PCL (Foreign)	481,900	341,697
	Central Plaza Hotel PCL (Foreign)	493,100	80,126
	Ch. Karnchang PCL (Foreign)	677,100	163,036
	Charoen Pokphand Foods PCL (Foreign)	3,598,100	484,743
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	73,976
	Delta Electronics (Thailand) PCL (Foreign)	722,300	465,208
	Dynasty Ceramic PCL (Foreign)	127,500	58,387
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	99,267
	Erawan Group PCL (Foreign)	1,041,400	123,070
	GMM Grammy PCL (Foreign)	186,400	58,925
*	Golden Land Property PCL (Foreign) NVDR	698,800	154,842
#	Hana Microelectronics PCL (Foreign)	364,757	232,772
	Hermraj Land & Development PCL (Foreign)	9,272,000	388,987
	Home Product Center PCL (Foreign)	962,534	138,774
	ICC International PCL (Foreign)	49,200	57,961
	Indorama Polymers PCL (Foreign)	576,100	152,333
*	Italian-Thai Development PCL	2,590,100	604,529
*	ITV PCL (Foreign)	183,700	5,699
	Jasmine International PCL (Foreign)	7,798,200	92,157
	Kasikornbank PCL (Foreign)	597,100	1,517,116
	Kasikornbank PCL (Foreign) NVDR	178,600	453,788
#	KGI Securities One PCL (Foreign)	1,867,000	157,755
*	Kgi Securities Thailand PCL	1,921,600	162,369
	Khon Kaen Sugar Industry PCL (Foreign)	567,400	209,543
	Kiatnakin Bank PCL (Foreign) NVDR	58,600	48,043

44

	Kiatnakin Finance PCL (Foreign)	279,800	229,395
*	Kim Eng Securities Thailand PCL	154,100	112,909
	Kim Eng Securities Thailand PCL (Foreign)	253,700	185,886
	Krung Thai Bank PCL (Foreign)	4,150,100	1,238,378
	Krungthai Card PCL (Foreign)	115,200	103,807
	L.P.N. Development PCL (Foreign) NVDR	1,590,700	371,269
	Lalin Property PCL (Foreign)	1,458,800	143,951
#	Land & Houses PCL (Foreign)	942,800	239,547
	Land and Houses PCL (Foreign) NVDR	2,348,700	513,491
	Lanna Resources PCL (Foreign)	119,100	67,559
	Loxley PCL (Foreign)	1,996,500	142,744
*	Magnecomp Precision Technology (Foreign)	2,082,300	163,643
	Major Cineplex Group PCL (Foreign)	313,000	157,205
	MBK Development PCL (Foreign)	134,200	265,644
	Minor Corp. PCL (Foreign)	117,800	51,857
	Modernform Group PCL (Foreign)	31,000	36,635
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	42,851
*	Nakornthai Strip Mill PCL (Foreign)	21,332,000	163,862
*	Pacific Assets PCL (Foreign)	183,700	23,663
	Padaeng Industry PCL (Foreign) NVDR	550,900	577,796
	Polyplex PCL (Foreign)	373,900	66,280
	Power Line Engineering PCL (Foreign)	560,800	83,671
	Pranda Jewelry PCL (Foreign)	462,100	123,554
	Precious Shipping PCL (Foreign) NVDR	694,000	563,853
*	Property Perfect PCL (Foreign)	1,383,500	157,776
	PTT Chemical PCL (Foreign)	608,871	2,158,639
	Quality Houses PCL (Foreign)	10,732,400	703,920
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	650,411
	Regional Container Lines PCL (Foreign)	384,200	329,176
	Robinson Department Store PCL (Foreign)	623,500	200,787
	Rojana Industrial Park PCL (Foreign)	399,900	196,125
	Saha-Union PCL (Foreign)	297,800	161,009
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	215,880
	Samart Corporation PCL (Foreign)	428,600	99,402
	Samart I-Mobile PCL (Foreign)	174,600	92,852
	Sansiri PCL (Foreign)	1,512,700	156,421
	SC Asset Corp. PCL (Foreign)	430,100	123,893
*	Seamico Securities PCL	417,400	40,941
#	Seamico Securities PCL (Foreign)	1,369,200	134,301
*	Serm Suk PCL (Foreign) NVDR	112,700	58,935
*	Shinawatra Satellite PCL (Foreign)	590,000	176,054
	Siam Cement PCL (Foreign)	54,500	379,999
#	Siam Cement PCL (Foreign)	58,600	401,660
	Siam Commercial Bank PCL (Foreign)	704,600	1,790,253
	Siam Future Development PCL (Foreign)	193,700	64,095
	Siam Makro PCL (Foreign)	79,800	227,512
* #	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	264,201
	Sri Trang Agro Industry PCL (Foreign)	91,900	34,754
	Supalai PCL (Foreign)	2,095,700	217,944
	SVOA PCL (Foreign)	833,400	33,240
	Tata Steel (Thailand) PCL (Foreign)	2,129,300	110,719
	Thai Oil PCL (Foreign)	649,500	1,650,255
	Thai Plastic & Chemicals PCL (Foreign)	551,200	314,297
	Thai Reinsurance PCL (Foreign)	220,700	39,449
*	Thai Rung Union Car PCL (Foreign)	201,500	16,074

45

	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	202,984
	Thai Union Frozen Products PCL (Foreign)	345,400	232,665
	Thai Union Frozen Products PCL (Foreign) NVDR	329,100	221,685
	Thai Vegetable Oil PCL (Foreign)	271,125	108,138
	Thanachart Capital PCL (Foreign)	1,330,200	565,917
	The Siam Cement PCL (Foreign)	40,200	273,166
#	Thoresen Thai Agencies PCL (Foreign)	279,200	424,811
	Ticon Industrial Connection PCL (Foreign)	266,300	163,647
	Tipco Asphalt PCL (Foreign)	62,800	47,312
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	50,030
#	Tisco Bank PCL (Foreign) NVDR	840,500	670,463
* #	TMB Bank PCL (Foreign)	8,221,078	352,184
	TPI Polene PCL (Foreign)	1,060,200	416,594
* #	True Corp. PCL (Foreign)	1,709,700	328,327
*	TT&T PCL (Foreign)	1,272,900	38,359
	Vanachai Group PCL (Foreign)	1,337,400	164,372
	Vibhavadi Medical Center PCL (Foreign)	479,100	42,464
	Vinythai PCL (Foreign)	563,300	128,146
	Workpoint Entertainment PCL	81,400	46,415
TOTAL COMMON STOCKS			39,170,913

RIGHTS/WARRANTS — (0.0%)
*	Erawan Group PCL (Foreign) Warrants 12/17/07	147,600	3,968
*	SVI PCL (Foreign) Warrants 12/06/10	228,000	4,985
*	TMB Bank PCL (Foreign) Rights 12/20/07	4,062,034	6,000
TOTAL RIGHTS/WARRANTS			14,953

TOTAL — THAILAND			39,185,866

TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	32,909	234,884
	Adana Cimento Sanayi Ticaret A.S.	38,529	25,361
	Afyon Cimento Sanayii Ticaret A.S.	32	25,915
	Akbank T.A.S.	444,884	3,194,911
	Akcansa Cimento Sanayi ve Ticaret A.S.	65,982	424,535
*	Akenerji Elektrik Uretim A.S.	17,034	149,446
	Aksa Akrilik Kimya Sanayii A.S.	68,123	158,161
	Aksigorta A.S.	197,071	1,215,358
	Alarko Holding A.S.	71,036	230,001
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	34,639	71,676
	Alkim Alkali Kimya A.S.	8,812	48,076
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	150,615
	Anadolu Anonim Turk Sigorta Sirketi A.S.	204,253	350,117
	Anadolu Cam Sanayii A.S.	135,367	280,558
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	114,042	1,202,142
	Anadolu Hayat Sigorta A.S.	53,687	234,074
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	84,246
	Arcelik A.S	141,892	975,004
*	Ayen Enerji A.S.	58,827	140,335
	Aygaz A.S.	147,234	614,746
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	78,028
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	51,573	186,801
	Bati Anabolu Cimento A.S.	20,789	184,574

46

	Bati Soeke Cimento Sanayi A.S.	28,195	72,093
*	Beko Elektronik A.S.	47,876	83,576
	BIM BirlesikMagazalar A.S.	7,894	653,032
	Bolu Cimento Sanayii A.S.	112,064	224,873
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	118,467
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	904	76,159
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	85,742
*	Boyner Buyuk Magazacilik A.S.	20,255	53,189
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	70,855
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	39,488
	Bursa Cimento Fabrikasi A.S.	19,346	177,183
	Celebi Hava Servisi A.S.	3,917	64,222
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	56,745
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	399,733
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*	Deva Holding A.S.	24,642	315,499
*	Dogan Gazetecilik A.S.	38,012	118,192
*	Dogan Sirketler Grubu Holding A.S.	741,989	1,429,093
*	Dogan Yayin Holding A.S.	175,994	752,659
	Dogus Otomotiv Servis ve Ticaret A.S.	64,000	421,351
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	140,355
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	86,277	382,162
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	87,946
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	37,337
	Enka Insaat ve Sanayi A.S.	100,080	1,604,659
	Eregli Demir ve Celik Fabrikalari Turk A.S.	490,690	4,032,338
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	72	62,078
	Ford Otomotiv Sanayi A.S.	63,208	659,533
*	Fortis Bank A.S.	17,634	33,950
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	37,726
*	Global Yatirim Holding A.S.	192,034	273,412
*	Goldas Kuyumculuk Sanayi A.S.	61,429	144,479
*	Goodyear Lastikleri T.A.S.	4,458	56,580
*	GSD Holding A.S.	306,380	403,110
*	Gunes Sigorta A.S.	34,974	57,765
	Hektas Ticaret T.A.S.	29,495	30,075
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	280,206	872,968
*	Ihlas Holding A.S.	393,906	360,614
*	Isiklar Ambalaj A.S.	87,711	77,118
*	Izmir Demir Celik Sanayii A.S.	47,268	99,177
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	77,440
	Karton Sanayi ve Ticaret A.S.	1,139	57,949
*	Koc Holding A.S. Series B	390,330	1,958,646
	Konya Cimento Sanayii A.S.	2,341	107,855
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	40,748	134,633
	Mardin Cimento Sanayii ve Ticaret A.S.	27,843	160,809
*	Marmari Marti Otel Isletmeleri A.S.	82,260	82,183
	Marshall Boya ve Vernik Sanayii A.S.	2,741	36,120
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	125,339
	Migros Turk A.S.	80,943	1,419,028
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	32,743
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	52,610
*	Net Holding A.S.	200,015	191,510
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	69,277
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	118,179

47

	Otobus Karoseri Sanayi A.S.	13,080	212,493
*	Parsan Makina Parcalari Sanayii A.S.	39,195	92,767
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	64,593
	Pinar Sut Mamulleri Sanayii A.S.	25,245	167,826
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	74,381
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	125,051
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	26,392
*	Tat Konserve Sanayii A.S.	77,867	188,038
*	Tekstil Bankasi A.S.	116,906	187,900
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	152,213
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	656,176
	Trakya Cam Sanayii A.S.	317,258	757,115
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,509	3,384,605
	Turcas Petrol A.S.	26,242	219,964
*	Turk Demir Dokum Fabrikalari A.S.	18,870	150,515
*	Turk Ekonomi Bankasi A.S.	314,694	763,824
	Turk Sise ve Cam Fabrikalari A.S.	535,432	1,031,715
	Turkcell Iletisim Hizmetleri A.S.	213,799	2,339,956
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	335,954
	Turkiye Garanti Bankasi A.S.	738,625	6,433,290
	Turkiye Is Bankasi A.S.	844,724	5,410,709
	Ulker Biskuvi Sanayi A.S.	105,390	423,995
	USAS Ucak Servisi A.S.	31,408	64,411
*	Uzel Makina Sanayii A.S.	57,298	100,771
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	282,541
	Yapi Kredi Finansal Kiralama A.S.	41,404	124,781
	Yapi Kredi Sigorta A.S.	27,709	256,293
*	Yapi ve Kredi Bankasi A.S.	291,450	1,075,243
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	185,085

TOTAL — TURKEY			54,838,016

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,270,000 FNMA 5.58%, 03/25/37, valued at $933,121) to be repurchased at $916,339	$916	916,000

SECURITIES LENDING COLLATERAL — (9.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $85,586,595 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/36 to 10/01/37 & FNMA, rates ranging from 4.153%(r) to 5.792%(r), maturities ranging from 08/01/13 to 08/01/37, valued at $84,684,364) to be repurchased at $83,055,919	83,024	83,023,886
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $129,680,399 FHLMC 6.500%, 09/01/27 & FNMA, rates ranging from 4.000% to 4.500%, maturities ranging from 05/01/19 to 05/01/22, valued at $106,232,072) to be repurchased at $104,185,406	104,145	104,145,223
TOTAL SECURITIES LENDING COLLATERAL			187,169,109

TOTAL INVESTMENTS - (100.0%) (Cost $1,429,906,662)			$2,011,249,446

See accompanying Notes to Financial Statements.

48

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.8%)
#	Abercrombie & Fitch Co.	29,597	$2,428,138
* #	Amazon.com, Inc.	104,369	9,451,657
*	Apollo Group, Inc. Class A	48,532	3,713,669
*	AutoNation, Inc.	47,112	777,348
*	Autozone, Inc.	15,626	1,744,330
* #	Bed Bath and Beyond, Inc.	92,670	2,914,471
#	Best Buy Co., Inc.	119,848	6,118,240
* #	Big Lots, Inc.	34,761	648,988
#	Black & Decker Corp.	22,433	1,854,087
	Brunswick Corp.	30,357	618,979
	Carnival Corp.	149,013	6,723,467
	CBS Corp. Class B	233,908	6,416,096
#	Centex Corp.	40,971	854,655
	Circuit City Stores, Inc.	57,558	372,400
	Clear Channel Communications, Inc.	170,046	6,104,651
*	Coach, Inc.	127,422	4,732,453
*	Comcast Corp. Class A	1,055,480	21,679,559
	D.R. Horton, Inc.	93,323	1,117,076
	Darden Restaurants, Inc.	48,381	1,925,080
#	Dillards, Inc. Class A	20,772	423,541
	Disney (Walt) Co.	662,846	21,973,345
	Dow Jones & Co., Inc.	22,283	1,331,409
#	E.W. Scripps Co.	30,651	1,331,786
#	Eastman Kodak Co.	98,017	2,301,439
*	Expedia, Inc.	69,791	2,275,187
#	Family Dollar Stores, Inc.	49,725	1,171,024
*	Ford Motor Co.	717,034	5,384,925
	Fortune Brands, Inc.	52,312	4,009,715
	Gannett Co., Inc.	79,536	2,922,948
#	Gap, Inc.	169,020	3,448,008
	General Motors Corp.	193,255	5,764,797
	Genuine Parts Co.	58,028	2,788,245
*	Goodyear Tire & Rubber Co.	72,064	2,071,840
	H&R Block, Inc.	110,866	2,181,843
#	Harley-Davidson, Inc.	85,782	4,119,252
#	Harman International Industries, Inc.	22,239	1,636,790
	Harrah’s Entertainment, Inc.	63,942	5,631,372
	Hasbro, Inc.	50,219	1,394,582
#	Home Depot, Inc.	576,666	16,469,581
*	IAC/InterActiveCorp.	65,245	1,815,768
	International Game Technology	114,608	5,003,785
* #	Interpublic Group of Companies, Inc.	161,006	1,527,947
	J.C. Penney Co., Inc.	75,698	3,339,796
#	Johnson Controls, Inc.	202,859	7,834,415

1

#	Jones Apparel Group, Inc.	29,118	542,760
#	KB Home	26,295	549,303
* #	Kohl’s Corp.	108,526	5,348,161
#	Leggett & Platt, Inc.	59,661	1,227,823
	Lennar Corp. Class A	47,617	754,253
#	Limited Brands, Inc.	108,889	2,186,491
#	Liz Claiborne, Inc.	34,924	876,243
	Lowe’s Companies, Inc.	504,958	12,326,025
	Macy’s, Inc.	148,058	4,389,920
	Marriott International, Inc. Class A	109,129	4,092,337
#	Mattel, Inc.	125,281	2,503,114
	McDonald’s Corp.	407,010	23,797,875
	McGraw-Hill Companies, Inc.	115,737	5,680,372
	Meredith Corp.	13,143	723,522
#	Newell Rubbermaid, Inc.	94,364	2,527,068
	News Corp. Class A	790,614	16,658,237
#	NIKE, Inc. Class B	132,034	8,668,032
#	Nordstrom, Inc.	67,554	2,265,761
* #	Office Depot, Inc.	93,159	1,596,745
	OfficeMax, Inc.	25,729	641,424
	Omnicom Group, Inc.	112,117	5,465,704
	Polo Ralph Lauren Corp.	20,457	1,411,124
	Pulte Homes, Inc.	72,532	741,277
#	RadioShack Corp.	47,051	870,443
* #	Sears Holdings Corp.	25,855	2,727,961
#	Sherwin-Williams Co.	37,087	2,330,176
	Snap-On, Inc.	19,784	967,042
#	Staples, Inc.	243,820	5,778,534
* #	Starbucks Corp.	254,537	5,953,620
	Starwood Hotels & Resorts Worldwide, Inc.	68,013	3,650,938
#	Target Corp.	289,125	17,364,847
*	The DIRECTV Group, Inc.	245,171	6,097,403
#	The New York Times Co. Class A	49,156	811,074
	The Stanley Works	28,041	1,462,338
#	The TJX Companies, Inc.	151,843	4,455,074
#	Tiffany & Co.	46,698	2,168,188
	Time Warner, Inc.	1,273,601	21,982,353
	Tribune Co.	26,295	816,197
	Tyco Electronics, Ltd.	169,799	6,348,785
	V.F. Corp.	30,345	2,269,503
*	Viacom, Inc. Class B	234,484	9,853,018
	Wendy’s International, Inc.	29,833	836,219
	Whirlpool Corp.	26,635	2,156,370
	Wyndham Worldwide Corp.	60,989	1,779,049
	Yum! Brands, Inc.	177,577	6,596,986
Total Consumer Discretionary			400,598,373

Consumer Staples — (8.9%)
	Altria Group, Inc.	718,963	55,762,770
	Anheuser-Busch Companies, Inc.	255,987	13,495,635
	Archer-Daniels-Midland Co.	219,794	7,989,512
	Avon Products, Inc.	147,750	6,065,137
	Brown-Forman Corp. Class B	29,531	2,086,070
#	Campbell Soup Co.	76,738	2,817,819
	Clorox Co.	47,249	3,065,515

2

#	Coca-Cola Co.	679,499	42,196,888
	Coca-Cola Enterprises, Inc.	97,355	2,528,309
#	Colgate-Palmolive Co.	174,151	13,946,012
	ConAgra, Inc.	167,280	4,185,346
*	Constellation Brands, Inc. Class A	66,260	1,560,423
#	Costco Wholesale Corp.	149,558	10,080,209
	CVS Caremark Corp.	505,754	20,275,678
#	Dean Foods Co.	44,227	1,103,021
	Estee Lauder Companies, Inc.	39,145	1,756,828
#	General Mills, Inc.	112,761	6,782,574
#	Heinz (H.J.) Co.	108,993	5,155,369
	Kellogg Co.	90,604	4,896,240
#	Kimberly-Clark Corp.	145,348	10,146,744
	Kraft Foods, Inc.	538,468	18,604,069
	McCormick & Co., Inc.	44,297	1,692,588
#	Molson Coors Brewing Co.	46,549	2,506,198
	Pepsi Bottling Group, Inc.	47,846	2,041,589
	PepsiCo, Inc.	551,811	42,588,773
	Procter & Gamble Co.	1,065,774	78,867,276
	Reynolds American, Inc.	58,431	4,091,339
	Safeway, Inc.	149,959	5,218,573
#	Sara Lee Corp.	247,438	4,164,382
	SUPERVALU, Inc.	71,750	3,004,172
#	Sysco Corp.	208,315	6,772,321
#	The Hershey Co.	57,736	2,304,244
	The Kroger Co.	241,618	6,946,517
	Tyson Foods, Inc. Class A	93,943	1,400,690
#	UST, Inc.	54,422	3,151,034
	Walgreen Co.	339,339	12,416,414
	Wal-Mart Stores, Inc.	819,721	39,264,636
#	Whole Foods Market, Inc.	47,468	2,041,599
#	Wrigley (Wm.) Jr. Co.	74,189	4,748,096
Total Consumer Staples			457,720,609

Energy — (10.2%)
	Anadarko Petroleum Corp.	158,428	8,967,025
	Apache Corp.	113,381	10,974,147
	Baker Hughes, Inc.	109,131	8,759,945
#	BJ Services Co.	99,587	2,447,848
	Chesapeake Energy Corp.	140,377	5,313,269
	Chevron Corp.	728,013	63,897,701
	ConocoPhillips	555,712	44,479,188
	CONSOL Energy, Inc.	62,260	3,690,773
	Devon Energy Corp.	152,317	12,613,371
	El Paso Corp.	239,249	3,847,124
	ENSCO International, Inc.	50,544	2,721,794
#	EOG Resources, Inc.	83,606	6,920,905
	Exxon Mobil Corp.	1,894,130	168,880,631
	Halliburton Co.	304,007	11,129,696
	Hess Corp.	94,482	6,729,008
	Marathon Oil Corp.	254,337	14,217,438
#	Murphy Oil Corp.	64,378	4,604,315
*	Nabors Industries, Ltd.	96,023	2,583,019
*	National-Oilwell, Inc.	121,650	8,290,447
	Noble Corp.	91,689	4,779,748

3

	Noble Energy, Inc.	58,436	4,209,729
	Occidental Petroleum Corp.	283,710	19,794,447
#	Peabody Energy Corp.	90,679	5,045,380
#	Rowan Companies, Inc.	37,745	1,336,173
#	Schlumberger, Ltd.	407,107	38,044,149
	Smith International, Inc.	68,486	4,295,442
	Spectra Energy Corp.	215,873	5,319,111
#	Sunoco, Inc.	41,101	2,757,877
	Tesoro Petroleum Corp.	46,736	2,298,476
	The Williams Companies, Inc.	204,983	7,114,960
* #	Transocean, Inc.	69,953	9,603,858
	Valero Energy Corp.	189,138	12,307,210
*	Weatherford International, Ltd.	115,086	7,206,685
	XTO Energy, Inc.	131,767	8,145,836
Total Energy			523,326,725

Financials — (15.1%)
	Ace, Ltd.	112,367	6,722,918
	AFLAC, Inc.	166,824	10,449,855
	Allstate Corp.	199,788	10,213,163
#	AMBAC Financial Group, Inc.	34,747	946,161
#	American Capital Strategies, Ltd.	64,187	2,414,073
	American Express Co.	403,976	23,826,504
	American International Group, Inc.	875,774	50,908,743
	Ameriprise Financial, Inc.	80,347	4,715,565
	AON Corp.	99,986	4,996,300
#	Assurant, Inc.	32,957	2,156,377
	Bank of America Corp.	1,515,418	69,906,232
	Bank of New York Mellon Corp.	388,589	18,636,728
#	BB&T Corp.	188,498	6,801,008
#	Bear Stearns Companies, Inc.	39,659	3,954,002
	Capital One Financial Corp.	142,647	7,604,512
*	CB Richard Ellis Group, Inc.	67,341	1,599,349
	Chubb Corp.	134,320	7,327,156
	Cincinnati Financial Corp.	58,747	2,348,705
	CIT Group, Inc.	65,158	1,733,203
	Citigroup, Inc.	1,698,871	56,572,404
#	CME Group, Inc.	18,139	11,946,345
	Comerica, Inc.	52,257	2,392,325
	Commerce Bancorp, Inc.	65,653	2,614,302
#	Countrywide Financial Corp.	196,723	2,128,543
	Discover Financial Services	162,988	2,831,102
* #	E*TRADE Financial Corp.	145,229	668,053
	Federal Home Loan Mortgage Corp.	222,036	7,786,803
	Federal National Mortgage Association	332,448	12,772,652
	Federated Investors, Inc.	29,903	1,219,743
	Fifth Third Bancorp	182,951	5,472,064
#	First Horizon National Corp.	43,117	952,023
	Franklin Resources, Inc.	55,435	6,828,483
	Genworth Financial, Inc.	151,181	3,966,989
	Hartford Financial Services Group, Inc.	108,490	10,341,267
	Hudson City Bancorp, Inc.	181,633	2,764,454
	Huntington Bancshares, Inc.	124,961	1,960,638
*	IntercontinentalExchange, Inc.	23,658	3,949,940
	Janus Capital Group, Inc.	53,897	1,809,322

4

	JPMorgan Chase & Co.	1,155,652	52,720,844
	KeyCorp	132,975	3,502,561
	Legg Mason, Inc.	45,337	3,459,666
#	Lehman Brothers Holdings, Inc.	181,260	11,352,314
#	Leucadia National Corp.	56,221	2,640,138
	Lincoln National Corp.	92,436	5,691,285
	Loews Corp.	151,829	7,255,908
	M&T Bank Corp.	25,620	2,330,395
#	Marsh & McLennan Companies, Inc.	185,096	4,649,612
	Marshall & Ilsley Corp.	91,026	2,864,588
#	MBIA, Inc.	43,219	1,577,926
	Merrill Lynch & Co., Inc.	294,357	17,643,759
	MetLife, Inc.	253,698	16,640,052
#	MGIC Investment Corp.	27,982	658,137
#	Moody’s Corp.	75,660	2,849,356
	Morgan Stanley	359,462	18,950,837
	National City Corp.	216,273	4,273,554
#	Northern Trust Corp.	65,399	5,296,665
	NYSE Euronext	90,161	7,807,943
	PNC Financial Services Group	116,798	8,550,782
	Principal Financial Group, Inc.	90,716	5,940,991
#	Progressive Corp.	247,296	4,550,246
	Prudential Financial, Inc.	156,751	14,756,539
#	Regions Financial Corp.	240,398	6,353,719
	SAFECO Corp.	32,302	1,864,148
	Schwab (Charles) Corp.	323,672	7,868,466
	SLM Corp.	140,915	5,366,043
	Sovereign Bancorp, Inc.	122,730	1,444,532
	State Street Corp.	133,026	10,627,447
#	SunTrust Banks, Inc.	119,207	8,357,603
	Synovus Financial Corp.	111,822	2,783,250
	T. Rowe Price Group, Inc.	90,553	5,567,198
	The Goldman Sachs Group, Inc.	138,536	31,397,799
	The Travelers Companies, Inc.	224,206	11,907,581
	Torchmark Corp.	32,677	2,015,517
#	U.S. Bancorp	589,603	19,509,963
	Unum Group	123,223	3,060,859
#	Wachovia Corp.	649,905	27,945,915
#	Washington Mutual, Inc.	299,078	5,832,021
#	Wells Fargo & Co.	1,141,493	37,018,618
	XL Capital, Ltd.	62,067	3,632,782
	Zions Bancorporation	36,739	2,004,847
Total Financials			776,760,412

Health Care — (10.6%)
	Abbott Laboratories	527,790	30,353,203
	Aetna, Inc.	174,651	9,759,498
	Allergan, Inc.	105,014	7,040,139
	AmerisourceBergen Corp.	61,529	2,791,571
*	Amgen, Inc.	371,135	20,505,209
	Applera Corp. - Applied Biosystems Group	62,629	2,139,407
	Bard (C.R.), Inc.	35,304	2,984,247
*	Barr Laboratories, Inc.	36,617	1,966,333
	Baxter International, Inc.	220,190	13,182,775
	Becton Dickinson & Co.	83,121	6,876,600

5

* #	Biogen Idec, Inc.	98,326	7,287,923
*	Boston Scientific Corp.	455,606	5,754,304
	Bristol-Myers Squibb Co.	675,477	20,014,384
	Cardinal Health, Inc.	124,496	7,538,233
* #	Celgene Corp.	130,707	8,045,016
	Cigna Corp.	96,595	5,178,458
*	Coventry Health Care, Inc.	53,382	3,089,750
	Covidien, Ltd.	169,793	6,810,397
#	Eli Lilly & Co.	337,021	17,845,262
*	Express Scripts, Inc.	88,056	5,965,794
*	Forest Laboratories, Inc.	107,965	4,162,051
*	Genzyme Corp.	90,064	6,748,496
*	Gilead Sciences, Inc.	316,360	14,723,394
*	Hospira, Inc.	53,651	2,323,088
*	Humana, Inc.	57,571	4,434,694
	IMS Health, Inc.	66,592	1,554,923
#	Johnson & Johnson	988,513	66,961,871
*	King Pharmaceuticals, Inc.	83,379	882,984
*	Laboratory Corp. of America Holdings	40,066	2,911,596
	Manor Care, Inc.	24,431	1,578,731
	McKesson Corp.	101,090	6,745,736
*	Medco Health Solutions, Inc.	92,480	9,247,075
	Medtronic, Inc.	387,318	19,695,120
	Merck & Co., Inc.	743,259	44,119,854
* #	Millipore Corp.	18,430	1,509,048
#	Mylan, Inc.	103,233	1,484,491
*	Patterson Companies, Inc.	47,789	1,537,850
	PerkinElmer, Inc.	41,429	1,130,183
	Pfizer, Inc.	2,365,696	56,208,937
	Quest Diagnostics, Inc.	53,390	2,939,653
	Schering-Plough Corp.	553,043	17,310,246
*	St. Jude Medical, Inc.	116,419	4,627,655
	Stryker Corp.	81,036	5,885,645
*	Tenet Healthcare Corp.	161,835	891,711
*	Thermo Fisher Scientific, Inc.	145,684	8,397,226
	UnitedHealth Group, Inc.	452,461	24,885,355
*	Varian Medical Systems, Inc.	43,176	2,157,073
*	Waters Corp.	34,091	2,660,462
*	Watson Pharmaceuticals, Inc.	35,004	1,025,967
*	WellPoint, Inc.	195,115	16,430,634
#	Wyeth	459,208	22,547,113
*	Zimmer Holdings, Inc.	80,659	5,221,057
Total Health Care			548,068,422

Industrials — (10.0%)
	3M Co.	244,462	20,353,906
*	Allied Waste Industries, Inc.	98,473	1,123,577
#	Avery Dennison Corp.	36,359	1,894,667
#	B.F. Goodrich Co.	42,772	3,049,216
#	Boeing Co.	267,643	24,767,683
	Burlington Northern Santa Fe Corp.	102,588	8,568,150
	C.H. Robinson Worldwide, Inc.	58,947	3,038,718
	Caterpillar, Inc.	218,274	15,693,901
	Cintas Corp.	46,062	1,473,523
	Cooper Industries, Ltd.	62,731	3,150,351

6

	CSX Corp.	149,929	6,297,018
	Cummins, Inc.	35,533	4,153,808
#	Danaher Corp.	84,200	7,310,244
	Deere & Co.	75,777	13,018,489
#	Dover Corp.	69,865	3,233,352
	Eaton Corp.	49,764	4,444,423
	Emerson Electric Co.	270,485	15,423,055
	Equifax, Inc.	45,027	1,676,355
	Expeditors International of Washington, Inc.	72,744	3,413,148
	FedEx Corp.	105,447	10,383,366
#	Fluor Corp.	30,159	4,438,500
	General Dynamics Corp.	138,554	12,300,824
	General Electric Co.	3,499,205	133,984,559
	Honeywell International, Inc.	255,583	14,471,109
	Illinois Tool Works, Inc.	143,282	7,952,151
	Ingersoll-Rand Co., Ltd. Class A	97,903	5,055,711
#	ITT Industries, Inc.	61,846	3,985,356
*	Jacobs Engineering Group, Inc.	40,950	3,430,382
#	L-3 Communications Holdings, Inc.	43,039	4,762,265
#	Lockheed Martin Corp.	118,580	13,123,249
#	Masco Corp.	125,381	2,808,534
*	Monster Worldwide, Inc.	45,201	1,526,438
	Norfolk Southern Corp.	134,418	6,883,546
	Northrop Grumman Corp.	117,374	9,247,897
#	Paccar, Inc.	127,344	6,444,880
	Pall Corp.	41,875	1,601,719
#	Parker Hannifin Corp.	59,511	4,726,959
	Pitney Bowes, Inc.	75,095	2,891,158
	Precision Castparts Corp.	47,076	6,936,178
	R. R. Donnelley & Sons Co.	75,851	2,780,698
	Raytheon Co.	149,356	9,237,669
	Robert Half International, Inc.	55,986	1,509,383
	Rockwell Automation, Inc.	52,094	3,536,662
	Rockwell Collins, Inc.	56,913	4,104,566
	Ryder System, Inc.	20,432	885,932
	Southwest Airlines Co.	255,222	3,611,391
* #	Terex Corp.	34,803	2,243,053
	Textron, Inc.	85,284	5,888,860
	The Manitowoc Co., Inc.	971	42,578
	Trane, Inc.	58,536	2,148,857
	Tyco International, Ltd.	169,779	6,813,231
	Union Pacific Corp.	90,979	11,476,091
	United Parcel Service, Inc.	358,514	26,415,312
	United Technologies Corp.	338,703	25,324,823
	W.W. Grainger, Inc.	23,006	2,031,430
	Waste Management, Inc.	177,278	6,084,181
Total Industrials			513,173,082

Information Technology — (14.0%)
*	Adobe Systems, Inc.	200,964	8,468,623
* #	Advanced Micro Devices, Inc.	204,572	1,996,623
*	Affiliated Computer Services, Inc. Class A	33,995	1,426,430
*	Agilent Technologies, Inc.	132,009	4,993,900
* #	Akamai Technologies, Inc.	56,556	2,152,521
#	Altera Corp.	114,697	2,154,010

7

	Analog Devices, Inc.	106,267	3,270,898
*	Apple, Inc.	296,993	54,118,064
	Applied Materials, Inc.	470,636	8,862,076
*	Autodesk, Inc.	78,542	3,698,543
	Automatic Data Processing, Inc.	181,362	8,172,172
*	BMC Software, Inc.	68,711	2,272,960
*	Broadcom Corp.	160,206	4,283,908
#	CA, Inc.	132,723	3,250,386
* #	Ciena Corp.	29,361	1,291,297
*	Cisco Sytems, Inc.	2,080,113	58,284,766
*	Citrix Systems, Inc.	64,792	2,396,008
*	Cognizant Technology Solutions Corp.	98,768	3,071,685
*	Computer Sciences Corp.	59,425	3,138,829
*	Compuware Corp.	97,740	807,332
*	Convergys Corp.	46,305	755,235
	Corning, Inc.	537,203	13,048,661
*	Dell, Inc.	775,788	19,037,838
* #	eBay, Inc.	389,633	13,064,394
* #	Electronic Arts, Inc.	106,218	5,968,389
	Electronic Data Systems Corp.	173,813	3,521,451
*	EMC Corp.	716,251	13,802,157
	Fidelity National Information Services, Inc.	58,013	2,507,322
*	Fiserv, Inc.	56,995	2,925,553
*	Google, Inc.	78,883	54,665,919
	Hewlett-Packard Co.	880,448	45,043,720
	Intel Corp.	1,994,438	52,014,943
	International Business Machines Corp.	464,593	48,865,892
*	Intuit, Inc.	115,736	3,393,380
	Jabil Circuit, Inc.	70,887	1,201,535
*	JDS Uniphase Corp.	72,283	972,929
* #	Juniper Networks, Inc.	175,565	5,217,792
#	KLA-Tencor Corp.	62,200	2,990,576
*	Lexmark International, Inc.	32,278	1,125,857
#	Linear Technology Corp.	75,817	2,309,386
* #	LSI Corp.	244,545	1,357,225
*	MEMC Electronic Materials, Inc.	76,875	5,963,963
	Microchip Technology, Inc.	74,255	2,137,801
*	Micron Technology, Inc.	258,480	2,150,554
	Microsoft Corp.	2,753,592	92,520,691
	Molex, Inc.	49,034	1,351,377
	Motorola, Inc.	790,463	12,623,694
	National Semiconductor Corp.	82,095	1,876,692
*	Network Appliance, Inc.	121,521	3,002,784
*	Novell, Inc.	119,474	838,707
* #	Novellus Systems, Inc.	39,667	1,031,739
*	Nvidia Corp.	187,424	5,911,353
*	Oracle Corp.	1,344,549	27,132,999
	Paychex, Inc.	116,171	4,530,669
*	QLogic Corp.	46,753	632,101
	QUALCOMM, Inc.	571,769	23,316,740
* #	Sandisk Corp.	77,809	2,913,169
*	Sun Microsystems, Inc.	282,973	5,880,179
*	Symantec Corp.	307,163	5,467,501
*	Tellabs, Inc.	149,689	1,041,835
*	Teradata Corp.	61,638	1,600,122

8

*	Teradyne, Inc.	64,645	703,984
	Texas Instruments, Inc.	488,048	15,407,675
* #	Unisys Corp.	119,506	592,750
* #	VeriSign, Inc.	75,452	3,085,987
	Western Union Co.	263,872	5,963,507
*	Xerox Corp.	319,613	5,395,067
#	Xilinx, Inc.	101,057	2,213,148
* #	Yahoo!, Inc.	460,082	12,334,798
Total Information Technology			719,522,771

Materials — (2.9%)
	Air Products & Chemicals, Inc.	73,799	7,309,053
	Alcoa, Inc.	301,906	10,980,321
	Allegheny Technologies, Inc.	34,909	3,412,355
	Ashland, Inc.	19,095	940,238
#	Ball Corp.	34,974	1,617,548
#	Bemis Co., Inc.	35,687	968,188
	Dow Chemical Co.	324,462	13,607,936
#	duPont (E.I.) de Nemours & Co., Inc.	314,373	14,508,314
	Eastman Chemical Co.	28,707	1,843,276
	Ecolab, Inc.	59,482	2,849,188
	Freeport-McMoRan Copper & Gold, Inc. Class B	130,359	12,896,416
	Hercules, Inc.	39,618	768,985
	International Flavors & Fragrances, Inc.	27,781	1,392,939
	International Paper Co.	146,731	4,952,171
	MeadWestavco Corp.	62,641	2,059,010
	Monsanto Co.	186,278	18,510,445
	Newmont Mining Corp.	154,206	7,662,496
	Nucor Corp.	98,318	5,821,409
*	Pactiv Corp.	44,642	1,133,907
#	PPG Industries, Inc.	56,025	3,845,556
#	Praxair, Inc.	109,230	9,326,057
	Rohm & Haas Co.	43,368	2,357,918
#	Sealed Air Corp.	55,164	1,289,183
#	Sigma-Aldrich Corp.	44,834	2,360,510
	Temple-Inland, Inc.	36,190	1,663,654
* #	Titanium Metals Corp.	29,914	887,548
	United States Steel Corp.	40,371	3,944,247
	Vulcan Materials Co.	36,884	3,275,299
	Weyerhaeuser Co.	73,713	5,394,317
Total Materials			147,578,484

Real Estate Investment Trusts — (0.9%)
	Apartment Investment & Management Co. Class A	33,040	1,314,001
	AvalonBay Communities, Inc.	27,227	2,707,453
#	Boston Properties, Inc.	40,645	4,000,281
	Developers Diversified Realty Corp.	42,409	1,883,384
	Equity Residential	94,643	3,521,666
	General Growth Properties, Inc.	83,866	3,894,737
	Host Marriott Corp.	178,360	3,422,728
	Kimco Realty Corp.	86,138	3,401,590
	Plum Creek Timber Co., Inc.	59,619	2,764,533
	ProLogis	87,761	5,741,325
	Public Storage	42,515	3,288,110
	Simon Property Group, Inc.	76,297	7,511,440

9

	Vornado Realty Trust	45,685	4,111,650
Total Real Estate Investment Trusts			47,562,898

Telecommunication Services — (3.0%)
*	American Tower Corp.	140,300	6,389,262
	AT&T, Inc.	2,082,882	79,586,921
	CenturyTel, Inc.	38,215	1,629,105
	Citizens Communications Co.	116,201	1,508,289
	Embarq Corp.	52,112	2,655,106
*	Qwest Communications International, Inc.	545,631	3,617,534
	Sprint Nextel Corp.	972,159	15,087,908
	Verizon Communications, Inc.	991,261	42,832,388
	Windstream Corp.	163,041	2,111,381
Total Telecommunication Services			155,417,894

Utilities — (3.1%)
*	AES Corp.	228,338	4,989,185
	Allegheny Energy, Inc.	56,713	3,445,315
	Ameren Corp.	70,902	3,818,073
	American Electric Power Co., Inc.	136,329	6,498,803
	CenterPoint Energy, Inc.	109,686	1,957,895
#	CMS Energy Corp.	76,692	1,336,742
	Consolidated Edison, Inc.	92,546	4,483,854
	Constellation Energy Group	61,636	6,176,544
	Dominion Resources, Inc.	198,778	9,388,285
	DTE Energy Co.	58,282	2,858,732
	Duke Energy Corp.	430,391	8,517,438
*	Dynegy, Inc.	169,247	1,287,970
	Edison International	111,272	6,229,007
	Entergy Corp.	66,829	7,988,739
	Exelon Corp.	230,235	18,665,151
	FirstEnergy Corp.	104,107	7,137,576
#	FPL Group, Inc.	138,943	9,692,664
	Integrys Energy Group, Inc.	25,952	1,323,812
	Nicor, Inc.	15,412	649,462
#	NiSource, Inc.	93,623	1,732,962
	Pepco Holdings, Inc.	1,504	42,262
#	PG&E Corp.	120,671	5,583,447
	Pinnacle West Capital Corp.	34,258	1,468,298
#	PPL Corp.	130,831	6,667,148
	Progress Energy, Inc.	88,422	4,316,762
	Public Service Enterprise Group, Inc.	86,839	8,313,966
	Questar Corp.	58,958	3,151,305
	Sempra Energy	90,172	5,646,571
	Southern Co.	258,332	9,718,450
#	TECO Energy, Inc.	71,896	1,245,239
	Xcel Energy, Inc.	143,392	3,313,789
Total Utilities			157,645,446

TOTAL COMMON STOCKS			4,447,375,116

10

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (2.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,405,000 FHLMC 6.50%, 08/01/37, & FNMA 6.50%, 09/01/37, valued at $152,951,769) to be repurchased at $150,748,756	$150,693	150,693,000

SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $570,770,957 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA 6.094%, 10/01/37, valued at $540,324,836) to be repurchased at $524,789,679	524,587	524,587,219
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,851,887 FHLMC 4.000%, 02/01/21 & FNMA 5.000%, 05/01/34, valued at $9,171,246) to be repurchased at $8,876,688	8,873	8,873,287
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $12,750,000 FNMA 6.032%, 11/01/36, valued at $11,867,995) to be repurchased at $11,524,441	11,520	11,519,996

TOTAL SECURITIES LENDING COLLATERAL		544,980,502

TOTAL INVESTMENTS - (100.0%) (Cost $3,751,498,743)		$5,143,048,618

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (90.5%)
Consumer Discretionary — (17.0%)
* #	AbitibiBowater Canada, Inc.	110,084	$2,472,487
#	American Greetings Corp. Class A	211,200	4,912,512
*	AutoNation, Inc.	2,057,600	33,950,400
	Belo Corp. Class A	469,164	7,769,356
* #	Big Lots, Inc.	61,745	1,152,779
#	Blockbuster, Inc. Class A	49,421	176,433
#	Borders Group, Inc.	6,100	76,311
#	BorgWarner, Inc.	201,600	19,476,576
#	Brunswick Corp.	330,200	6,732,778
#	CBS Corp. Class B	5,768,306	158,224,634
#	Circuit City Stores, Inc.	171,000	1,106,370
#	Citadel Broadcasting Co.	32,378	74,469
	Clear Channel Communications, Inc.	1,942,666	69,741,709
*	Comcast Corp. Class A	12,605,542	258,917,833
* #	Comcast Corp. Special Class A Non-Voting	1,390,650	28,105,036
#	Dillards, Inc. Class A	632,300	12,892,597
*	Discovery Holding Co. Class A	1,031,790	25,237,583
	Disney (Walt) Co.	421,620	13,976,703
*	Expedia, Inc.	1,173,351	38,251,243
	Foot Locker, Inc.	562,463	7,340,142
* #	Ford Motor Co.	11,482,590	86,234,251
#	Gannett Co., Inc.	944,785	34,720,849
#	General Motors Corp.	4,476,500	133,533,995
*	Goodyear Tire & Rubber Co.	77,001	2,213,779
#	Harrah’s Entertainment, Inc.	187,053	16,473,758
	Hearst-Argyle Television, Inc.	370,000	7,244,600
* #	IAC/InterActiveCorp.	2,126,951	59,193,046
	Idearc, Inc.	242,765	4,593,114
* #	Jarden Corp.	41,300	1,088,668
#	Jones Apparel Group, Inc.	553,400	10,315,376
#	Leggett & Platt, Inc.	294,300	6,056,694
* #	Liberty Global, Inc. Class A	313,805	12,746,759
*	Liberty Global, Inc. Series C	343,805	13,150,541
*	Liberty Media Holding Corp. Capital Class A	996,868	118,687,104
*	Liberty Media Holding Corp. Interactive Class A	4,295,262	86,549,529
* #	Live Nation, Inc.	242,833	3,258,819
#	Macy’s, Inc.	1,764,630	52,321,279
#	MDC Holdings, Inc.	321,809	11,388,820
* #	Mohawk Industries, Inc.	410,217	32,997,855
	News Corp. Class A	35,876	755,907
#	OfficeMax, Inc.	388,600	9,687,798
*	R.H. Donnelley Corp.	313,870	13,942,105
*	Radio One, Inc. Class D	45,200	92,208
#	Ryland Group, Inc.	228,900	5,264,700

1

#	Saks, Inc.	995,050	20,498,030
	Service Corp. International	404,100	5,366,448
#	Time Warner, Inc.	18,954,280	327,150,873
* #	Toll Brothers, Inc.	932,700	19,278,909
#	Tribune Co.	800,504	24,847,644
*	TRW Automotive Holdings Corp.	367,700	8,254,865
*	Viacom, Inc. Class B	1,024,182	43,036,128
#	Whirlpool Corp.	94,915	7,684,318
#	Wyndham Worldwide Corp.	809,160	23,603,197
Total Consumer Discretionary			1,892,819,917

Consumer Staples — (4.9%)
	Archer-Daniels-Midland Co.	2,298,560	83,552,656
#	Coca-Cola Enterprises, Inc.	3,631,272	94,304,134
*	Constellation Brands, Inc. Class A	316,200	7,446,510
	Corn Products International, Inc.	490,400	19,287,432
#	Dean Foods Co.	121,600	3,032,704
	Del Monte Foods Co.	1,101,941	9,697,081
	J.M. Smucker Co.	403,402	19,819,140
	Kraft Foods, Inc.	3,840,090	132,675,109
#	Molson Coors Brewing Co.	586,890	31,598,158
	PepsiAmericas, Inc.	407,800	13,804,030
#	Pilgrim’s Pride Corp.	239,618	6,249,237
* #	Rite Aid Corp.	969,800	3,607,656
*	Smithfield Foods, Inc.	810,900	24,367,545
#	SUPERVALU, Inc.	1,558,542	65,256,154
#	Tyson Foods, Inc. Class A	2,054,359	30,630,493
	Weis Markets, Inc.	11,500	470,580
Total Consumer Staples			545,798,619

Energy — (12.7%)
#	Anadarko Petroleum Corp.	3,531,056	199,857,770
	Apache Corp.	2,352,090	227,658,791
#	Chesapeake Energy Corp.	3,245,338	122,836,043
	Cimarex Energy Co.	366,447	14,155,848
	ConocoPhillips	2,867,340	229,501,894
	Devon Energy Corp.	2,025,342	167,718,571
*	Forest Oil Corp.	482,300	22,706,684
#	Helmerich & Payne, Inc.	112,857	3,899,209
	Hess Corp.	1,777,596	126,600,387
	Marathon Oil Corp.	656,300	36,687,170
*	Mariner Energy, Inc.	261,080	5,660,214
*	Newfield Exploration Co.	683,965	34,095,655
	Noble Energy, Inc.	237,100	17,080,684
	Overseas Shipholding Group, Inc.	290,600	20,806,960
#	Patterson-UTI Energy, Inc.	277,900	5,238,415
	Pioneer Natural Resources Co.	797,598	35,548,943
* #	Plains Exploration & Production Co.	544,002	27,423,141
*	Pride International, Inc.	220,840	7,281,095
#	Rowan Companies, Inc.	161,066	5,701,736
* #	SEACOR Holdings, Inc.	173,600	15,722,952
#	Tidewater, Inc.	437,300	21,379,597
*	Unit Corp.	2,500	111,800
	Valero Energy Corp.	913,775	59,459,339
Total Energy			1,407,132,898

2

Financials — (28.4%)
* #	Allegheny Corp.	36,502	14,929,318
	Allstate Corp.	2,157,000	110,265,840
#	American Capital Strategies, Ltd.	318,347	11,973,031
#	American Financial Group, Inc.	895,800	26,175,276
	American International Group, Inc.	2,123,906	123,462,656
	American National Insurance Co.	72,652	8,685,547
* #	AmeriCredit Corp.	404,700	4,641,909
#	Assurant, Inc.	146,800	9,605,124
	Bank of America Corp.	2,826,141	130,369,884
#	Bear Stearns Companies, Inc.	423,770	42,249,869
#	Capital One Financial Corp.	1,629,784	86,883,785
	Chubb Corp.	1,503,600	82,021,380
#	Cincinnati Financial Corp.	1,347,289	53,864,614
	CIT Group, Inc.	1,345,312	35,785,299
	CNA Financial Corp.	1,956,582	69,341,266
#	Comerica, Inc.	198,900	9,105,642
	Commerce Group, Inc.	315,600	11,345,820
*	Conseco, Inc.	408,000	5,238,720
	Federal National Mortgage Association	285,639	10,974,250
	Fidelity National Financial, Inc.	965,659	15,083,594
	First American Corp.	733,000	25,053,940
	First Citizens BancShares, Inc.	10,300	1,613,907
#	Fulton Financial Corp.	239,999	3,002,387
	Genworth Financial, Inc.	533,926	14,010,218
	Hanover Insurance Group, Inc.	394,266	17,781,397
	Hartford Financial Services Group, Inc.	1,173,900	111,896,148
	HCC Insurance Holdings, Inc.	90,155	2,771,365
	Hudson City Bancorp, Inc.	1,959,873	29,829,267
#	Huntington Bancshares, Inc.	344,565	5,406,225
	Janus Capital Group, Inc.	1,580,900	53,070,813
	JPMorgan Chase & Co.	5,588,380	254,941,896
	KeyCorp	941,600	24,801,744
	Legg Mason, Inc.	111,500	8,508,565
#	Leucadia National Corp.	65,852	3,092,410
	Lincoln National Corp.	1,108,426	68,245,789
	Loews Corp.	3,929,202	187,776,564
	M&T Bank Corp.	154,846	14,084,792
	Marshall & Ilsley Corp.	429,001	13,500,661
#	Mercury General Corp.	113,000	5,863,570
	Merrill Lynch & Co., Inc.	760,900	45,608,346
	MetLife, Inc.	5,666,498	371,665,604
	Morgan Stanley	613,800	32,359,536
#	National City Corp.	1,990,594	39,334,137
	Nationwide Financial Services, Inc.	398,602	17,841,425
#	New York Community Bancorp, Inc.	2,294,600	42,702,506
	Odyssey Re Holdings Corp.	356,155	13,726,214
#	Old Republic International Corp.	1,807,554	27,131,386
#	Principal Financial Group, Inc.	1,210,200	79,255,998
	Protective Life Corp.	554,900	22,961,762
	Prudential Financial, Inc.	1,887,800	177,717,492
	Reinsurance Group of America, Inc.	485,800	26,286,638
#	SAFECO Corp.	538,400	31,071,064
#	South Financial Group, Inc.	551,433	9,881,679

3

#	Sovereign Bancorp, Inc.	2,041,536	24,028,879
	StanCorp Financial Group, Inc.	226,000	11,772,340
#	SunTrust Banks, Inc.	576,300	40,404,393
#	The Colonial BancGroup, Inc.	184,000	2,929,280
#	The Travelers Companies, Inc.	5,237,509	278,164,103
	Torchmark Corp.	177,200	10,929,696
	Transatlantic Holdings, Inc.	100,393	7,464,220
	UnionBanCal Corp.	229,900	12,412,301
	Unitrin, Inc.	503,679	23,300,191
	Unum Group	2,480,889	61,625,283
	W. R. Berkley Corp.	321,500	9,831,470
	Webster Financial Corp.	215,100	7,246,719
	Wesco Financial Corp.	19,200	8,294,400
	Zions Bancorporation	161,000	8,785,770
Total Financials			3,151,987,314

Health Care — (1.3%)
* #	Community Health Systems, Inc.	97,126	3,245,951
	Health Management Associates, Inc.	567,997	3,868,060
* #	Invitrogen Corp.	364,024	35,313,968
* #	Millennium Pharmaceuticals, Inc.	2,100,300	30,958,422
#	Omnicare, Inc.	243,100	6,194,188
#	PerkinElmer, Inc.	66,800	1,822,304
*	Tenet Healthcare Corp.	1,547,300	8,525,623
	UnitedHealth Group, Inc.	267,740	14,725,700
	Universal Health Services, Inc.	19,844	1,011,052
* #	Watson Pharmaceuticals, Inc.	686,400	20,118,384
*	WellPoint, Inc.	175,538	14,782,055
Total Health Care			140,565,707

Industrials — (12.1%)
* #	AGCO Corp.	686,324	47,315,177
	Alexander & Baldwin, Inc.	141,705	7,280,803
* #	Allied Waste Industries, Inc.	2,767,676	31,579,183
*	Avis Budget Group, Inc.	439,080	6,599,372
	Burlington Northern Santa Fe Corp.	2,247,573	187,717,297
	CSX Corp.	3,415,204	143,438,568
#	Curtiss-Wright Corp.	54,260	2,926,784
	GATX Corp.	396,400	14,678,692
#	IKON Office Solutions, Inc.	438,800	5,542,044
* #	Kansas City Southern	565,600	19,473,608
	Norfolk Southern Corp.	3,254,502	166,663,047
	Northrop Grumman Corp.	2,672,884	210,596,530
	Pentair, Inc.	131,200	4,450,304
#	R. R. Donnelley & Sons Co.	292,532	10,724,223
	Raytheon Co.	1,311,300	81,103,905
#	Ryder System, Inc.	473,200	20,517,952
	Southwest Airlines Co.	5,237,820	74,115,153
	Timken Co.	123,200	3,928,848
* #	UAL Corp.	383,317	15,692,998
#	Union Pacific Corp.	2,098,000	264,641,720
*	United Rentals, Inc.	269,392	6,268,752
* #	URS Corp.	140,457	8,074,873
* #	YRC Worldwide, Inc.	451,644	7,998,615
Total Industrials			1,341,328,448

4

Information Technology — (4.1%)
*	3Com Corp.	1,041,900	4,490,589
* #	Advanced Micro Devices, Inc.	583,330	5,693,301
*	Andrew Corp.	1,010,012	14,806,776
*	Applied Micro Circuits Corp.	213,200	535,132
*	Arrow Electronics, Inc.	462,600	17,120,826
*	Avnet, Inc.	1,089,700	37,594,650
	AVX Corp.	514,600	7,374,218
*	Computer Sciences Corp.	1,404,843	74,203,807
*	Compuware Corp.	956,430	7,900,112
*	Convergys Corp.	195,700	3,191,867
	Electronic Data Systems Corp.	2,195,300	44,476,778
*	Fairchild Semiconductor Corp. Class A	43,100	683,566
	Fidelity National Information Services, Inc.	408,162	17,640,762
*	Flextronics International, Ltd.	1	—
*	Ingram Micro, Inc.	1,358,168	27,027,543
*	Integrated Device Technology, Inc.	1,467,100	17,795,923
* #	International Rectifier Corp.	189,300	6,156,036
#	Intersil Corp.	1,063,398	26,521,146
* #	JDS Uniphase Corp.	228,662	3,077,791
*	Metavante Technologies, Inc.	33,317	758,961
* #	Micron Technology, Inc.	3,962,557	32,968,474
*	NCR Corp.	106,300	2,544,822
*	Novellus Systems, Inc.	179,500	4,668,795
*	Sanmina-SCI Corp.	3,903,000	6,908,310
*	Sun Microsystems, Inc.	535,925	11,136,521
*	Symantec Corp.	1,012,064	18,014,739
* #	Tech Data Corp.	390,411	14,683,358
* #	Tellabs, Inc.	1,992,618	13,868,621
* #	Unisys Corp.	729,900	3,620,304
* #	Vishay Intertechnology, Inc.	1,302,016	16,262,180
* #	Xerox Corp.	577,425	9,746,934
Total Information Technology			451,472,842

Materials — (3.6%)
	Alcoa, Inc.	671,291	24,414,854
	Ashland, Inc.	540,111	26,595,066
	Bemis Co., Inc.	165,900	4,500,867
	Chemtura Corp.	856,130	6,420,975
	Cytec Industries, Inc.	191,500	11,746,610
*	Domtar Corp.	4,641,236	35,273,394
#	International Paper Co.	1,638,145	55,287,394
#	Louisiana-Pacific Corp.	806,600	12,405,508
	Lubrizol Corp.	182,000	11,673,480
	Lyondell Chemical Co.	573,088	27,049,754
	MeadWestavco Corp.	1,413,131	46,449,616
	Reliance Steel & Aluminum Co.	118,500	6,113,415
*	Smurfit-Stone Container Corp.	1,789,694	19,704,531
* #	Titanium Metals Corp.	71,926	2,134,044
	Tronox, Inc. Class B	92,517	749,388
#	Valhi, Inc.	117,211	2,147,306
#	Westlake Chemical Corp.	21,400	423,078
	Weyerhaeuser Co.	1,460,829	106,903,466
#	Worthington Industries, Inc.	133,200	2,822,508
Total Materials			402,815,254

5

Telecommunication Services — (6.4%)
	AT&T, Inc.	8,333,818	318,435,186
	CenturyTel, Inc.	292,690	12,477,375
* #	Level 3 Communications, Inc.	195,500	656,880
* #	Qwest Communications International, Inc.	2,000,600	13,263,978
#	Sprint Nextel Corp.	1,984,686	30,802,327
	Telephone & Data Systems, Inc.	419,597	26,119,913
	Telephone & Data Systems, Inc. Special Shares	179,500	10,150,725
*	United States Cellular Corp.	272,525	22,347,050
	Verizon Communications, Inc.	6,287,553	271,685,165
Total Telecommunication Services			705,938,599

TOTAL COMMON STOCKS			10,039,859,598

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $51,380,000 FHLMC 6.50%, 09/01/37, valued at $52,301,327) to be repurchased at $51,543,064	$51,524	51,524,000

SECURITIES LENDING COLLATERAL — (9.0%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,045,601,749 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 10/01/37, valued at $995,347,329 ) to be repurchased at $966,729,587	966,357	966,356,630
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,670,658 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 07/01/19 to 08/01/37, valued at $16,656,068 ) to be repurchased at $16,108,841	16,103	16,102,668
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $80,343,434 FNMA, rates ranging from 4.622% to 7.277%, maturities ranging from 05/01/33 to 04/01/37, valued at $22,409,744 ) to be repurchased at $21,765,221	21,757	21,756,826

TOTAL SECURITIES LENDING COLLATERAL			1,004,216,124

TOTAL INVESTMENTS - (100.0%) (Cost $9,374,459,651)			$11,095,599,722

See accompanying Notes to Financial Statements.

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (84.3%)
Consumer Discretionary — (15.0%)
* #	4Kids Entertainment, Inc.	438,841	$5,485,512
* #	99 Cents Only Stores	1,197,000	9,647,820
*	A.C. Moore Arts & Crafts, Inc.	320,035	5,078,955
* #	AbitibiBowater Canada, Inc.	327,236	7,349,721
	Acme Communications, Inc.	470,621	1,468,338
	Aldila, Inc.	200	3,434
*	Alloy, Inc.	467,643	3,156,590
#	Ambassadors International, Inc.	14,878	178,834
#	American Axle & Manufacturing Holdings, Inc.	2,027,062	46,865,673
*	American Biltrite, Inc.	58,409	306,647
	American Greetings Corp. Class A	1,863,500	43,345,010
*	America’s Car-Mart, Inc.	245,941	2,668,460
#	Arctic Cat, Inc.	133,564	1,425,128
#	ArvinMeritor, Inc.	3,189,462	32,245,461
#	Asbury Automotive Group, Inc.	1,126,402	18,855,969
*	Ashworth, Inc.	433,789	1,652,736
*	Audiovox Corp. Class A	663,017	8,466,727
* #	Avatar Holdings, Inc.	160,072	6,972,736
* #	Bakers Footwear Group, Inc.	3,752	10,318
*	Ballantyne of Omaha, Inc.	85,155	494,751
	Bassett Furniture Industries, Inc.	331,175	2,947,457
	Beasley Broadcast Group, Inc.	113,920	797,440
#	Beazer Homes USA, Inc.	32,486	275,806
	Belo Corp. Class A	924,408	15,308,196
*	Benihana, Inc. Class A	6,500	91,000
* #	Big Lots, Inc.	2,245,610	41,925,539
*	Birks & Mayors, Inc.	25,119	156,994
#	Blockbuster, Inc. Class A	1,715,058	6,122,757
*	Blockbuster, Inc. Class B	926,300	2,788,163
* #	Bluegreen Corp.	1,011,498	7,262,556
	Bob Evans Farms, Inc.	1,422,408	43,867,063
#	Bon-Ton Stores, Inc.	60,601	707,820
	Books-A-Million, Inc.	95,628	1,156,143
#	Borders Group, Inc.	198,457	2,482,697
	Bowl America, Inc. Class A	31,040	493,536
*	Buca, Inc.	602,329	686,655
* #	California Coastal Communities, Inc.	266,974	1,575,147
	Callaway Golf Co.	237,666	4,054,582
#	Carmike Cinemas, Inc.	427,829	5,048,382
*	Carriage Services, Inc.	536,100	5,720,187
*	Catalina Lighting, Inc.	21,540	108,777
*	Cavalier Homes, Inc.	430,307	877,826
*	Cavco Industries, Inc.	155,228	5,858,305
* •	Championship Auto Racing Teams, Inc.	4,800	—

1

* #	Charming Shoppes, Inc.	3,167,715	17,517,464
* #	Charter Communications, Inc.	114,100	150,612
*	Chromcraft Revington, Inc.	16,710	81,043
	Churchill Downs, Inc.	57,899	3,038,540
#	Citadel Broadcasting Co.	2,886,987	6,640,070
	Coachmen Industries, Inc.	534,000	2,814,180
	Coast Distribution System, Inc.	131,895	885,015
	Cobra Electronics Corp.	107,747	586,144
#	Collectors Universe, Inc.	179,669	2,515,366
* #	Comstock Homebuilding Companies, Inc.	102,450	90,156
*	Concord Camera Corp.	195,554	557,329
*	Congoleum Corp. Class A	90,600	45,300
	Cooper Tire & Rubber Co.	2,261,156	34,776,579
* #	Cost Plus, Inc.	300,634	946,997
*	Cost-U-Less, Inc.	30,341	356,507
* #	Cox Radio, Inc.	1,400,500	16,497,890
	CSS Industries, Inc.	278,150	11,009,177
*	Culp, Inc.	359,918	2,994,518
* #	Cumulus Media, Inc. Class A	1,669,142	14,037,484
	Decorator Industries, Inc.	34,374	146,433
* #	dELiA*s, Inc.	20,043	68,146
	Delta Apparel, Inc.	231,089	2,271,605
*	Design Within Reach, Inc.	1,200	4,752
*	DG Fastchannel, Inc.	1	20
*	Diedrich Coffee, Inc.	28,080	102,492
* #	Directed Electronics, Inc.	101,053	190,990
*	Dixie Group, Inc.	358,599	3,227,391
* #	Dominion Homes, Inc.	218,674	148,698
*	Dorman Products, Inc.	382,483	5,358,587
	Dover Motorsports, Inc.	410,700	2,792,760
*	Duckwall-ALCO Stores, Inc.	112,700	3,333,666
*	ELXSI Corp.	27,300	76,440
*	EMAK Worldwide, Inc.	50	64
*	Emerson Radio Corp.	254,361	356,105
#	Emmis Communications Corp. Class A	1,155,445	4,979,968
#	Entercom Communications Corp.	1,422,427	23,171,336
*	Entravision Communications Corp.	2,399,520	17,948,410
* #	Escala Group, Inc.	322,291	676,811
	Escalade, Inc.	34,924	326,889
*	Fairchild Corp. Class A	682,329	1,651,236
	Federal Screw Works	3,125	34,375
* #	Federal-Mogul Corp.	823,500	605,272
	Finish Line, Inc. Class A	1,055,167	3,956,876
*	Finlay Enterprises, Inc.	218,041	647,582
*	Flanigan’s Enterprises, Inc.	156	1,303
	Flexsteel Industries, Inc.	138,970	1,776,037
	Footstar, Inc.	482,600	2,171,700
*	Franklin Covey Co.	423,654	2,961,341
*	Franklin Electronic Publishers, Inc.	128,421	425,074
#	Fred’s, Inc.	966,753	10,073,566
	Frisch’s Restaurants, Inc.	9,812	271,302
	FTD Group, Inc.	328,263	4,398,724
#	Furniture Brands International, Inc.	1,910,736	19,355,756
* #	Gander Mountain Co.	520,238	2,523,154
*	Gottschalks, Inc.	293,879	1,122,618

2

	Gray Television, Inc.	1,480,250	12,596,927
	Gray Television, Inc. Class A	39,750	342,446
*	Great Wolf Resorts, Inc.	446,419	4,830,254
#	Group 1 Automotive, Inc.	782,200	21,025,536
*	Hampshire Group, Ltd.	41,080	515,554
#	Handleman Co.	737,077	1,628,940
*	Harris Interactive, Inc.	1,753,056	7,345,305
*	Hartmarx Corp.	992,100	3,968,400
*	Hastings Entertainment, Inc.	361,470	3,267,689
#	Haverty Furniture Co., Inc.	532,900	4,529,650
*	Hayes Lemmerz International, Inc.	1,988,271	8,211,559
*	Hollywood Media Corp.	277,000	736,820
	ILX Resorts, Inc.	97,633	585,798
*	Image Entertainment, Inc.	48,050	188,356
*	Interstate Hotels & Resorts, Inc.	650,325	3,037,018
	J. Alexander’s Corp.	130,937	1,440,307
*	Jaclyn, Inc.	32,025	197,914
*	Jakks Pacific, Inc.	889,620	22,454,009
* #	Jarden Corp.	183,218	4,829,626
*	Jo-Ann Stores, Inc.	776,400	12,779,544
	Johnson Outdoors, Inc.	176,050	4,056,192
	Journal Communications, Inc. Class A	40,000	364,000
#	Journal Register Co.	996,800	2,192,960
	Kellwood Co.	968,417	14,516,571
#	Kenneth Cole Productions, Inc. Class A	29,970	565,234
	Kimball International, Inc. Class B	757,252	10,101,742
*	Kirkland’s, Inc.	196,722	147,541
	LaCrosse Footwear, Inc.	40,063	720,733
*	Lakeland Industries, Inc.	127,513	1,377,140
* #	Lakes Entertainment, Inc.	248,259	1,648,440
#	Landry’s Restaurants, Inc.	808,635	19,099,959
*	Lazare Kaplan International, Inc.	154,461	1,451,933
#	La-Z-Boy, Inc.	1,840,939	10,051,527
*	Lear Corp.	1,210,373	35,633,381
#	Lee Enterprises, Inc.	814,599	11,404,386
* #	Lenox Group, Inc.	453,900	1,275,459
#	Levitt Corp. Class A	154,700	267,631
	Libbey, Inc.	467,497	7,250,878
#	Lifetime Brands, Inc.	288,472	3,698,211
*	Lin TV Corp.	981,590	11,013,440
#	Lithia Motors, Inc. Class A	472,791	7,375,540
* #	Lodgenet Entertainment Corp.	25,800	495,360
*	Lodgian, Inc.	732,147	8,390,405
*	Luby’s, Inc.	443,132	4,843,433
#	M/I Homes, Inc.	369,951	3,710,609
*	Mace Security International, Inc.	187,474	386,196
* #	Magna Entertainment Corp.	154,700	225,862
* #	MarineMax, Inc.	679,019	11,101,961
*	Max & Erma’s Restaurants, Inc.	13,134	32,835
	McRae Industries, Inc. Class A	30,453	509,326
* #	Meade Instruments Corp.	659,120	850,265
#	Media General, Inc. Class A	1,018,366	25,224,926
*	Merisel, Inc.	3,600	13,788
	Modine Manufacturing Co.	1,348,916	27,356,016
	Monaco Coach Corp.	1,005,200	9,076,956

3

*	Morton’s Restaurant Group, Inc.	10,300	118,244
* #	Multimedia Games, Inc.	618,326	4,909,508
	National Presto Industries, Inc.	146,651	7,942,618
*	Nature Vision, Inc.	2,100	4,935
#	Nautilus Group, Inc.	148,500	853,875
* #	Navarre Corp.	252,150	532,036
* #	Nitches, Inc.	12,141	25,618
*	Nobel Learning Communities, Inc.	64,980	941,560
#	Orleans Homebuilders, Inc.	227,879	1,148,510
	O’Charleys, Inc.	784,067	11,690,439
#	Oxford Industries, Inc.	225,445	5,584,273
*	P & F Industries, Inc. Class A	12,917	90,290
* #	Palm Harbor Homes, Inc.	560,740	6,325,147
#	Penske Automotive Group, Inc.	2,601,000	52,020,000
*	Perry Ellis International, Inc.	498,716	8,039,302
*	Phoenix Footwear Group, Inc.	216,337	320,179
#	Pier 1 Imports, Inc.	1,507,152	6,209,466
*	Pinnacle Entertainment, Inc.	547,850	15,038,482
*	Pomeroy IT Solutions, Inc.	407,504	2,876,978
* #	Proliance International, Inc.	372,250	1,031,132
*	QEP Co., Inc.	39,432	412,064
* #	Quaker Fabric Corp.	549,428	8,241
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	429,775
*	Quiksilver, Inc.	29,400	311,640
*	Radio One, Inc. Class D	2,011,073	4,102,589
*	RC2 Corp.	543,971	15,818,677
#	RCN Corp.	1,121,154	16,279,156
* #	Reading International, Inc. Class A	205,877	2,058,770
*	Reading International, Inc. Class B	14,460	148,576
*	Red Lion Hotels Corp.	495,870	4,760,352
*	Regent Communications, Inc.	1,353,567	2,801,884
	Regis Corp.	136,735	4,018,642
*	Rex Stores Corp.	343,350	5,287,590
*	Riviera Holdings Corp.	16,400	447,720
* #	Rockford Corp.	250,500	483,465
* #	Rocky Brands, Inc.	186,383	1,304,681
	Russ Berrie & Co., Inc.	331,738	5,506,851
*	S&K Famous Brands, Inc.	76,900	790,147
*	Saga Communications, Inc. Class A	286,120	1,954,200
	Salem Communications Corp.	169,884	1,359,072
*	Schieb (Earl), Inc.	73,900	277,125
*	Scholastic Corp.	1,826,891	64,379,639
* #	Sharper Image Corp.	397,246	1,322,829
	Shiloh Industries, Inc.	399,970	3,939,704
*	Shoe Carnival, Inc.	293,690	3,418,552
*	Silverleaf Resorts, Inc.	121,800	638,232
#	Sinclair Broadcast Group, Inc. Class A	1,058,395	10,954,388
* #	Six Flags, Inc.	2,714,700	6,352,398
#	Skyline Corp.	206,900	7,013,910
	Sonic Automotive, Inc.	1,240,793	28,674,726
* #	Source Interlink Companies, Inc.	1,566,006	3,147,672
* #	Spanish Broadcasting System, Inc.	797,208	1,530,639
*	SPAR Group, Inc.	3,800	2,280
	Speedway Motorsports, Inc.	3,300	111,375
*	Sport Chalet, Inc. Class A	127,528	955,185

4

*	Sport Chalet, Inc. Class B	12,269	90,423
*	Sport-Haley, Inc.	61,900	143,608
	Stage Stores, Inc.	1,603,497	27,131,169
#	Standard Motor Products, Inc.	669,150	4,958,401
#	Standard Pacific Corp.	406,600	1,406,836
	Star Buffet, Inc.	7,100	41,180
	Steinway Musical Instruments, Inc.	241,201	6,813,928
	Stewart Enterprises, Inc.	3,419,252	28,037,866
*	Stoneridge, Inc.	661,300	5,502,016
	Strattec Security Corp.	26,105	1,159,062
#	Superior Industries International, Inc.	964,500	17,862,540
	Superior Uniform Group, Inc.	137,800	1,557,140
#	Syms Corp.	338,200	5,478,840
* #	Syntax-Brillian Corp.	174,642	508,208
*	Talon International, Inc.	29,800	13,708
	Tandy Brand Accessories, Inc.	198,772	1,886,346
* #	Tarragon Corp.	60,142	102,241
*	Tarrant Apparel Group	281,000	314,720
*	The Hallwood Group, Inc.	159	10,176
	The Marcus Corp.	634,520	11,434,050
#	The Pep Boys - Manny, Moe & Jack	1,928,500	21,078,505
*	The Sports Club Co., Inc.	113,300	139,925
* #	The Steak n Shake Co.	663,475	7,676,406
#	Traffix, Inc.	318,690	1,947,196
*	Trans World Entertainment Corp.	1,045,274	5,707,196
*	Triple Crown Media, Inc.	152,303	691,456
* #	Trump Entertainment Resorts, Inc.	459,826	2,377,300
*	Unifi, Inc.	1,755,964	5,267,892
	Unifirst Corp.	420,200	15,702,874
#	Visteon Corp.	2,757,965	12,135,046
*	Voyager Learning Co.	106,000	567,100
*	Warnaco Group, Inc.	1,616,342	59,643,020
* #	WCI Communities, Inc.	1,496,700	5,028,912
*	Wells-Gardner Electronics Corp.	91,078	155,743
* #	West Marine, Inc.	621,978	5,492,066
*	Wilsons The Leather Experts, Inc.	682,051	743,436
* #	Zale Corp.	1,389,284	24,854,291
Total Consumer Discretionary			1,539,998,346

Consumer Staples — (2.9%)
*	Alliance One International, Inc.	2,383,620	9,844,351
#	American Italian Pasta Co.	598,100	4,336,225
*	Bridgford Foods Corp.	10,359	72,099
*	Cagle’s, Inc. Class A	3,892	33,666
*	Caribou Coffee Co.	1,700	7,786
* #	Central Garden & Pet Co.	805,404	4,325,019
* #	Central Garden & Pet Co. Class A	1,373,256	7,209,594
#	Chiquita Brands International, Inc.	1,583,840	30,393,890
	Farmer Brothers Co.	119,570	2,748,914
	Golden Enterprises, Inc.	16,900	51,376
	Griffin Land & Nurseries, Inc. Class A	31,080	1,079,408
*	Hain Celestial Group, Inc.	1,443,874	47,763,352
#	Imperial Sugar Co.	141,952	3,239,345
	Ingles Market, Inc. Class A	47,457	1,129,002
*	Katy Industries, Inc.	130,300	175,905

5

*	Monterey Pasta Co.	477,202	1,617,715
#	Nash Finch Co.	440,733	15,729,761
*	Natrol, Inc.	278,349	1,210,818
*	Natural Alternatives International, Inc.	107,798	865,618
* #	Natural Health Trends Corp.	89,192	141,815
	Oil-Dri Corp. of America	75,955	1,645,945
*	Omega Protein Corp.	686,818	4,945,090
* #	Parlux Fragrances, Inc.	338,792	1,361,944
*	Performance Food Group Co.	1,538,461	42,599,985
*	Prestige Brands Holdings, Inc.	562,141	4,677,013
	PriceSmart, Inc.	364,126	10,861,879
*	Pyramid Breweries, Inc.	218,416	526,383
*	Redhook Ale Brewery, Inc.	175,019	1,116,621
*	Sanfilippo (John B.) & Son, Inc.	253,321	2,148,162
*	Scheid Vineyards, Inc.	6,720	245,448
	Schiff Nutrition International, Inc.	127,908	716,285
*	Scope Industries	8,100	850,500
#	Seaboard Corp.	15,993	24,133,437
*	Seneca Foods Corp. Class A	840	21,588
*	Seneca Foods Corp. Class B	11,859	305,962
* #	Spectrum Brands, Inc.	383,800	1,984,246
	Stephan Co.	53,800	177,271
	Tasty Baking Co.	236,000	2,308,080
* #	TreeHouse Foods, Inc.	93,762	2,209,970
#	Universal Corp.	921,459	49,463,919
	Weis Markets, Inc.	96,100	3,932,412
* #	Winn-Dixie Stores, Inc.	187,517	3,545,946
*	Zapata Corp.	343,629	2,443,202
Total Consumer Staples			294,196,947

Energy — (7.8%)
	Adams Resources & Energy, Inc.	32,069	798,518
* #	Allis-Chalmers Energy, Inc.	371,094	5,622,074
* #	Basic Energy Services, Inc.	348,156	6,789,042
*	Bois d’Arc Energy, Inc.	187,800	3,680,880
* #	BPZ Resources, Inc.	388	4,423
*	Brigham Exploration Co.	558,370	3,858,337
* #	Bristow Group, Inc.	882,477	48,536,235
*	Bronco Drilling Co., Inc.	727,619	10,448,609
*	Callon Petroleum Co.	675,700	10,101,715
*	Catalytica Energy Systems, Inc.	33,158	210,553
* #	Complete Production Services, Inc.	119,677	2,120,676
*	Comstock Resources, Inc.	1,953,767	65,451,194
* #	Edge Petroleum Corp.	362,916	2,141,204
* #	Encore Acquisition Co.	1,886,824	61,416,121
* #	EXCO Resources, Inc.	749,893	10,483,504
* #	Exterran Holdings, Inc.	2,162,599	173,094,424
*	Grey Wolf, Inc.	978,906	4,972,842
	Gulf Island Fabrication, Inc.	16,580	527,410
* #	Gulfmark Offshore, Inc.	397,773	17,677,032
* #	Harvest Natural Resources, Inc.	1,094,597	14,262,599
*	Hkn, Inc.	28,077	241,462
*	Horizon Offshore, Inc.	7,917	134,114
* #	Infinity, Inc.	60,963	30,481
*	Mariner Energy, Inc.	1,270,192	27,537,763

6

*	Meridian Resource Corp.	3,247,842	5,651,245
*	Natural Gas Services Group	155,423	2,803,831
*	Newpark Resources, Inc.	1,599,813	8,606,994
*	Parker Drilling Co.	1,188,043	8,494,507
* #	Petrohawk Energy Corp.	1,401,592	22,845,950
* #	Petroleum Development Corp.	484,940	24,571,910
*	PHI, Inc.	214,564	6,842,446
*	Pioneer Drilling Co.	1,781,741	21,220,535
* #	Quest Resource Corp.	1,997	16,096
	Royale Energy, Inc.	3,893	10,083
*	Stone Energy Corp.	1,087,895	49,172,854
*	Swift Energy Corp.	1,203,905	48,770,192
*	T-3 Energy Services, Inc.	880	44,361
* #	Trico Marine Services, Inc.	455,390	16,107,144
*	Union Drilling, Inc.	214,583	2,725,204
#	USEC, Inc.	3,280,702	26,934,563
*	Whiting Petroleum Corp.	1,682,135	88,682,157
Total Energy			803,641,284

Financials — (17.4%)
	1st Independence Financial Group, Inc.	5,052	64,413
#	1st Source Corp.	558,014	11,238,402
	Access National Corp.	500	2,910
	Advanta Corp. Class A	355,676	3,314,900
	Advanta Corp. Class B	554,375	5,549,294
	Affirmative Insurance Holdings, Inc.	132,287	1,464,417
	Alabama National Bancorporation	429,561	33,200,770
	Alfa Corp.	271,888	5,875,500
	Alliance Financial Corp.	14,333	345,282
*	AmComp, Inc.	295,633	2,923,810
	Ameriana Bancorp	30,395	237,385
	American Bancorp of New Jersey, Inc.	113,657	1,216,130
#	American Equity Investment Life Holding Co.	1,829,391	16,482,813
*	American Independence Corp.	18,826	173,011
	American National Bankshares, Inc.	10,681	217,358
	American Physicians Capital, Inc.	442,262	18,557,314
	American Physicians Services Group, Inc.	35,600	694,200
	American West Bancorporation	186,834	3,391,037
	Ameris Bancorp	2,009	33,811
* #	AmeriServe Financial, Inc.	500,406	1,461,186
#	Anchor Bancorp Wisconsin, Inc.	1,866	47,434
* #	Argo Group International Holdings, Ltd.	726,396	28,699,906
	ASB Financial Corp.	10,400	178,360
#	Asset Acceptance Capital Corp.	67,131	758,580
*	Atlantic American Corp.	80,034	140,059
*	B of I Holding, Inc.	10,128	72,415
	Baldwin & Lyons, Inc. Class B	331,816	8,939,123
*	Bancinsurance Corp.	75,970	410,238
	Bancorp Rhode Island, Inc.	7,424	266,596
#	BancTrust Financial Group, Inc.	9,928	121,122
*	Bank of Florida Corp.	110,275	1,411,520
#	BankAtlantic Bancorp, Inc. Class A	273,896	1,054,500
	BankFinancial Corp.	204,641	3,235,374
#	BankUnited Financial Corp. Class A	1,158,160	9,242,117
	Banner Corp.	320,405	9,599,334

7

	Bar Harbor Bankshares	5,490	174,033
#	BCB Bancorp, Inc.	3,746	61,247
	Benjamin Franklin Bancorp, Inc.	10,847	142,963
	Berkshire Bancorp, Inc.	10,419	164,203
#	Berkshire Hills Bancorp, Inc.	297,904	7,230,130
	Beverly Hills Bancorp, Inc.	544,195	2,949,537
*	BFC Financial Corp.	33,229	47,850
*	BNCCORP., Inc.	30,052	455,889
*	BNS Holding, Inc.	45,855	676,361
#	Boston Private Financial Holdings, Inc.	1,341,900	36,955,926
	Brookline Bancorp, Inc.	2,273,469	23,303,057
*	Brunswick Bancorp	1,000	11,500
*	CabelTel International Corp.	1,070	1,525
	Cadence Financial Corp.	36,375	594,731
	California First National Bancorp	105,260	1,306,277
	Camco Financial Corp.	59,694	715,731
	Capital Bank Corp.	25,688	334,201
	Capital Southwest Corp.	24,682	2,967,764
	Cardinal Financial Corp.	314,501	3,012,920
	Carrollton Bancorp	3,333	41,063
#	Cathay General Bancorp	34,478	999,172
* #	Centennial Bank Holdings, Inc.	232,540	1,174,327
	Central Bancorp, Inc.	2,601	59,160
	Central Pacific Financial Corp.	1,056,063	21,343,033
	Centrue Financial Corp.	16,789	369,358
	CFS Bancorp, Inc.	369,685	5,253,224
#	Chemical Financial Corp.	862,675	21,653,142
	Citizens Community Bancorp, Inc.	15,657	143,888
	Citizens First Bancorp, Inc.	292,749	4,309,265
*	Citizens First Corp.	100	1,000
	Citizens Republic Bancorp, Inc.	214,936	3,056,390
	Citizens South Banking Corp.	33,902	394,958
* #	Citizens, Inc.	434,721	2,851,770
*	CNA Surety Corp.	1,129,753	23,306,804
	Codorus Valley Bancorp, Inc.	400	7,204
	Commerce Group, Inc.	144,348	5,189,311
	Commercial National Financial Corp.	2,064	34,366
	Commonwealth Bankshares, Inc.	6,625	119,250
* #	Community Bancorp	87,549	1,578,508
#	Community Bank System, Inc.	978,800	19,742,396
	Community Bankshares, Inc.	6,009	77,817
	Community Capital Corp.	13,100	228,988
	Community Central Bank Corp.	367	2,764
	Community Trust Bancorp, Inc.	26,029	735,319
	Community West Bancshares	2,977	34,310
* #	CompuCredit Corp.	594,327	7,702,478
* #	Consumer Portfolio Services, Inc.	138,716	459,150
	Cooperative Bankshares, Inc.	18,045	247,036
*	Core-Mark Holding Co., Inc.	45,816	1,229,243
#	Corus Bankshares, Inc.	288,763	2,740,361
* #	Cowen Group, Inc.	163,882	1,758,454
*	Cowlitz Bancorporation	7,258	90,507
	Crawford & Co. Class A	779	2,586
#	Crawford & Co. Class B	23,180	92,720
*	Crescent Financial Corp.	9,865	100,524

8

*	Dearborn Bancorp, Inc.	122,282	1,249,722
	Delphi Financial Group, Inc. Class A	1,393,794	53,577,441
#	Delta Financial Corp.	418,907	770,789
	Dime Community Bancshares	240,493	3,263,490
	Donegal Group, Inc. Class A	632,243	10,678,584
	Donegal Group, Inc. Class B	62,385	1,189,994
*	Eastern Insurance Holdings, Inc.	25,747	417,874
	ECB Bancorp, Inc.	2,589	66,019
	EMC Insurance Group, Inc.	423,479	10,311,714
* #	Encore Capital Group, Inc.	306,793	3,150,764
#	Epoch Holding Corp.	106,300	1,487,137
	ESB Financial Corp.	33,841	351,608
	Farmers Capital Bank Corp.	2,674	74,872
	FBL Financial Group, Inc. Class A	1,025,311	38,008,279
	Federal Agriculture Mortgage Corp. Class A	800	14,840
#	Federal Agriculture Mortgage Corp. Class C	306,000	8,326,260
	Fidelity Bancorp, Inc.	3,703	54,990
	Fidelity Southern Corp.	16,395	180,345
	Financial Institutions, Inc.	136,690	2,464,521
	First Bancorp of Indiana, Inc.	2,300	32,947
	First Bancshares, Inc.	7,807	129,596
*	First Bank of Delaware	70,003	192,508
	First Citizens BancShares, Inc.	7,193	1,127,071
#	First Commonwealth Financial Corp.	532,073	6,193,330
#	First Community Bancorp	1,028,648	46,278,874
	First Defiance Financial Corp.	184,905	4,086,400
	First Federal Bancshares of Arkansas, Inc.	123,780	1,887,645
	First Federal Bankshares, Inc.	5,984	92,752
	First Federal of Northern Michigan Bancorp, Inc.	15,942	114,623
#	First Financial Corp.	333,069	9,452,498
	First Franklin Corp.	4,414	49,790
*	First Investors Financial Services Group, Inc.	118,400	745,920
*	First Keystone Financial, Inc.	41,772	501,264
	First M&F Corp.	37,053	610,633
*	First Mariner Bancorp, Inc.	31,644	192,396
	First Merchants Corp.	583,939	12,665,637
	First National Lincoln Corp.	15,558	228,703
	First Niagara Financial Group, Inc.	2,599,583	32,312,817
	First PacTrust Bancorp, Inc.	24,316	491,183
	First Place Financial Corp.	555,534	8,021,911
	First Security Group, Inc.	66,386	630,667
	First State Bancorporation	160,345	2,344,244
	First United Corp.	27,215	549,743
	First West Virginia Bancorp, Inc.	4,275	59,807
	Firstbank Corp.	52,898	832,629
*	FirstCity Financial Corp.	203,932	1,655,928
* #	FirstFed Financial Corp.	151,042	5,289,491
#	Flagstar Bancorp, Inc.	1,915,700	12,068,910
	Flushing Financial Corp.	402,355	6,461,821
	FNB Corp.	38,354	1,044,379
	FNB United Corp.	44,484	556,050
*	FPIC Insurance Group, Inc.	347,273	14,838,975
* #	Franklin Bank Corp.	568,893	2,417,795
* #	Franklin Credit Management Corp.	57,350	60,217
	Gateway Financial Holdings, Inc.	187,497	2,491,835

9

#	GB&T Bancshares, Inc.	472,138	5,014,106
	German American Bancorp, Inc.	127,249	1,673,324
*	Great Lakes Bancorp, Inc.	254,490	3,280,376
	Greene Bancshares, Inc.	106,284	3,174,703
	Guaranty Federal Bancshares, Inc.	14,450	413,270
	Habersham Bancorp	2,407	35,407
*	Hallmark Financial Services, Inc.	17,737	265,346
	Harleysville Group, Inc.	1,157,853	40,524,855
#	Harleysville Savings Financial Corp.	13,864	180,232
	Harrington West Financial Group, Inc.	33,077	405,193
	Hawthorn Bancshares, Inc.	6,769	192,916
#	Heartland Financial USA, Inc.	7,337	146,667
	Hercules Technology Growth Capital, Inc.	877,224	10,360,015
	Heritage Commerce Corp.	3,333	59,327
	HF Financial Corp.	89,626	1,356,938
	HMN Financial, Inc.	113,053	2,709,880
	Home Federal Bancorp	15,693	392,325
	HopFed Bancorp, Inc.	1,300	18,850
	Horace Mann Educators Corp.	1,707,808	33,404,724
	IBERIABANK Corp.	115,761	5,602,832
	Imperial Capital Bancorp, Inc.	150,288	3,426,566
	Independence Holding Co.	166,856	2,262,567
#	Infinity Property & Casualty Corp.	728,812	28,489,261
	Integra Bank Corp.	103,192	1,658,295
	Intervest Bancshares Corp.	42,757	681,119
	Investors Title Co.	29,092	1,098,223
#	Irwin Financial Corp.	978,042	7,951,481
	Jefferson Bancshares, Inc.	17,167	173,387
*	KMG America Corp.	319,200	1,979,040
	KNBT Bancorp, Inc.	907,391	14,391,221
*	Knight Capital Group, Inc.	1,758,239	23,472,491
* #	LaBranche & Co., Inc.	1,323,440	7,027,466
#	Lakeland Bancorp, Inc.	209,095	2,406,683
#	LandAmerica Financial Group, Inc.	641,080	16,873,226
	Landmark Bancorp, Inc.	7,560	207,446
	Leesport Financial Corp.	22,617	400,773
	Legacy Bancorp, Inc.	87,880	1,118,712
	Lincoln Bancorp	22,722	362,643
#	LNB Bancorp, Inc.	33,520	477,660
	LSB Corp.	43,555	706,027
	LSB Financial Corp.	5,519	117,279
#	MainSource Financial Group, Inc.	421,042	6,340,893
*	Marlin Business Services, Inc.	64,265	867,578
	MASSBANK Corp.	86,847	3,143,861
	Mayflower Bancorp, Inc.	3,699	45,368
#	MB Financial, Inc.	1,061,237	33,641,213
#	MBT Financial Corp.	77,122	732,659
#	MCG Capital Corp.	2,701,386	30,525,662
*	Meadowbrook Insurance Group, Inc.	891,164	8,189,797
	Medallion Financial Corp.	554,699	5,452,691
#	Mercantile Bancorp, Inc.	5,363	141,047
#	Mercantile Bank Corp.	25,871	443,170
	Mercer Insurance Group, Inc.	219,283	3,883,502
#	Meta Financial Group, Inc.	33,100	1,302,816
	MFB Corp.	21,960	566,239

10

	MicroFinancial, Inc.	210,796	1,313,259
	Midland Co.	202,258	12,936,422
#	Midwest Banc Holdings, Inc.	71,641	902,677
	MidWestOne Financial Group, Inc.	11,512	195,128
	MutualFirst Financial, Inc.	40,659	707,467
#	National Penn Bancshares, Inc.	77,601	1,219,112
	National Security Group, Inc.	3,514	63,217
	National Western Life Insurance Co. Class A	39,724	7,983,332
*	Navidec Financial, Inc.	5,188	3,943
*	Navigators Group, Inc.	587,373	34,478,795
#	Nelnet, Inc. Class A	48,200	664,678
	New Hampshire Thrift Bancshares, Inc.	43,167	539,588
	New Westfield Financial, Inc.	28,312	273,494
#	New York Community Bancorp, Inc.	19,368	360,438
#	NewAlliance Bancshares, Inc.	1,737,854	22,418,317
	NewBridge Bancorp	56,197	559,722
*	Newtek Business Services, Inc.	143,080	173,127
* #	NexCen Brands, Inc.	467,613	2,104,259
	North Central Bancshares, Inc.	39,100	1,284,826
*	North Pointe Holdings Corp.	4,335	46,038
	Northeast Bancorp	21,700	336,350
	Northeast Community Bancorp, Inc.	25,440	297,394
	Northrim Bancorp, Inc.	31,287	586,006
	Northway Financial, Inc.	6,704	112,292
	NYMAGIC, Inc.	199,416	4,442,988
	Oak Hill Financial, Inc.	105,968	3,187,517
#	OceanFirst Financial Corp.	38,851	639,487
* #	Ocwen Financial Corp.	1,372,959	7,688,570
#	Omega Financial Corp.	421,066	13,031,993
*	Pacific Mercantile Bancorp	1,280	16,934
*	Pacific Premier Bancorp, Inc.	66,986	626,989
	Pamrapo Bancorp, Inc.	646	13,159
	Park Bancorp, Inc.	2,392	59,262
	Parkvale Financial Corp.	64,258	1,851,273
	Partners Trust Financial Group, Inc.	1,358,720	17,323,680
#	Patriot Capital Funding, Inc.	151,835	1,627,671
	Patriot National Bancorp	2,847	50,363
	PAULA Financial	88,600	178,972
*	Penn Treaty American Corp.	606,600	4,003,560
*	Pennsylvania Commerce Bancorp, Inc.	2,489	69,866
	Peoples Bancorp of Indiana	13,637	216,146
	Peoples Bancorp of North Carolina	417	6,830
	Peoples Bancorp, Inc.	285,396	6,903,729
	Peoples Community Bancorp	5,084	77,175
*	Pico Holdings, Inc.	570,094	21,942,918
	Pinnacle Bancshares, Inc.	15,481	192,274
*	Pinnacle Financial Partners, Inc.	75	2,185
*	Piper Jaffray Companies, Inc.	561,861	26,025,402
*	PMA Capital Corp. Class A	1,070,565	9,356,738
	Premier Financial Bancorp, Inc.	16,758	217,854
	Presidential Life Corp.	960,437	16,557,934
	Princeton National Bancorp, Inc.	4,295	103,166
* #	ProAssurance Corp.	291,817	16,003,244
	ProCentury Corp.	289,990	4,080,159
#	Prosperity Bancshares, Inc.	446,618	14,354,303

11

	Provident Bankshares Corp.	189,239	4,437,655
	Provident Financial Holdings, Inc.	215,447	3,934,062
#	Provident Financial Services, Inc.	2,590,379	38,493,032
#	Provident New York Bancorp	1,244,683	15,185,133
	Pulaski Financial Corp.	3,320	35,823
	Rainier Pacific Financial Group, Inc.	168,324	2,492,878
	Renasant Corp.	186,311	3,634,928
	Republic Bancorp, Inc. Class A	12,831	208,504
*	Republic First Bancorp, Inc.	45,081	347,124
#	Resource America, Inc.	86,130	1,397,029
* #	Rewards Network, Inc.	127,787	668,326
	Riverview Bancorp, Inc.	230,926	3,025,131
	RLI Corp.	208,079	12,407,751
	Rome Bancorp, Inc.	142,341	1,658,273
*	RTW, Inc.	162,150	1,989,581
	Rurban Financial Corp.	9,714	125,602
	Safety Insurance Group, Inc.	141,127	5,152,547
#	Sanders Morris Harris Group, Inc.	197,997	1,926,511
#	Sandy Spring Bancorp, Inc.	97,790	2,871,114
*	SCPIE Holdings, Inc.	208,312	5,659,837
*	Seabright Insurance Holdings	576,767	8,945,656
#	Security Bank Corp.	57,716	650,459
#	Selective Insurance Group, Inc.	2,003,526	47,263,178
	Shore Financial Corp.	11,584	139,877
#	Simmons First National Corp. Class A	366,559	9,563,524
#	South Financial Group, Inc.	662,834	11,877,985
#	South Street Financial Corp.	11,002	77,509
*	Southcoast Financial Corp.	25,576	381,082
	Southern Community Financial Corp.	242,809	1,651,101
*	Southern Connecticut Bancorp, Inc.	24,565	179,325
*	Southern First Bancshares, Inc.	1,100	19,800
	State Auto Financial Corp.	679,691	18,949,785
	Sterling Financial Corp.	273,906	4,911,135
	Stewart Information Services Corp.	603,700	16,342,159
* #	Stratus Properties, Inc.	94,357	2,962,810
* #	Sun American Bancorp	2,280	10,853
* #	Sun Bancorp, Inc.	753,049	12,688,876
* #	Superior Bancorp	207,012	1,240,002
#	Susquehanna Bancshares, Inc.	2,017,413	40,126,347
	Sussex Bancorp	13,809	171,370
	SWS Group, Inc.	246,400	3,341,184
	Taylor Capital Group, Inc.	80,639	1,785,347
	Team Financial, Inc.	900	13,113
#	TF Financial Corp.	50,720	1,343,573
	The Phoenix Companies, Inc.	3,130,300	37,626,206
	The Wilber Corp.	1,460	13,169
	The Ziegler Companies, Inc.	8,100	274,388
	TierOne Corp.	82,777	1,936,982
	Timberland Bancorp, Inc.	232,548	3,604,494
	Tower Financial Corp.	5,735	72,261
* #	Trenwick Group, Ltd.	199,776	170
* #	Triad Guaranty, Inc.	338,584	2,915,208
#	UMB Financial Corp.	1,226,962	46,158,310
#	Umpqua Holdings Corp.	1,176,470	18,988,226
*	Unico American Corp.	145,800	1,516,320

12

#	Union Bankshares Corp.	9,231	191,174
*	United America Indemnity, Ltd.	257,176	5,092,085
*	United Capital Corp.	90,204	2,291,182
#	United Community Financial Corp.	876,783	4,971,360
	United Financial Bancorp, Inc.	7,541	81,217
	United Fire & Casualty Co.	1,047,792	32,292,949
* #	United PanAm Financial Corp.	157,259	880,650
	United Western Bancorp, Inc.	61,876	1,300,015
	Unity Bancorp, Inc.	9,674	88,324
*	Universal American Financial Corp.	49,643	1,183,489
	Univest Corporation of Pennsylvania	941	20,043
#	Vineyard National Bancorp Co.	5,968	64,454
#	Virginia Financial Group, Inc.	46,407	800,985
	Wainwright Bank & Trust Co.	15,525	200,583
	Washington Savings Bank, F.S.B.	11,972	69,677
	Wayne Savings Bancshares, Inc.	7,100	79,094
#	Wesbanco, Inc.	688,092	16,500,446
	Whitney Holding Corp.	266,807	7,310,512
	Willow Financial Bancorp, Inc.	475,095	4,465,893
*	Wilshire Enterprises, Inc.	103,903	404,183
#	Wintrust Financial Corp.	522,798	18,465,225
	WVS Financial Corp.	3,826	61,637
	Zenith National Insurance Corp.	254,472	10,695,458
* #	ZipRealty, Inc.	54,100	269,418
Total Financials			1,782,560,792

Health Care — (4.1%)
*	Accelrys, Inc.	597,995	4,801,900
* #	Acusphere, Inc.	100	80
* #	Adolor Corp.	247,754	966,241
*	Albany Molecular Research, Inc.	1,174,986	15,521,565
*	Allied Healthcare International, Inc.	1,235,748	3,039,940
*	Allied Healthcare Products, Inc.	134,047	837,794
*	Allion Healthcare, Inc.	152,205	891,921
#	Alpharma, Inc. Class A	1,580,900	33,198,900
*	American Dental Partners, Inc.	115,837	2,308,631
	American Shared Hospital Services	67,434	204,325
*	AMICAS, Inc.	1,200,806	2,965,991
	Analogic Corp.	162,131	8,725,890
*	AngioDynamics, Inc.	394,510	7,657,439
*	Applera Corp. - Celera Group	237,100	3,584,952
*	Aradigm Corp.	580	986
* #	ATS Medical, Inc.	228,794	450,724
*	Avigen, Inc.	548,540	2,292,897
*	Bioanalytical Systems, Inc.	31,800	274,752
*	BioScrip, Inc.	1,252,181	11,006,671
*	Bradley Pharmaceuticals, Inc.	483,560	9,521,296
* #	Caliper Life Sciences, Inc.	918,052	5,021,744
	Cambrex Corp.	131,283	1,016,130
*	Cantel Medical Corp.	477,400	8,445,206
* #	Capital Senior Living Corp.	729,626	5,990,229
*	Cardiac Science Corp.	659,982	5,563,648
*	Cardiotech International, Inc.	40,691	37,436
*	Coley Pharmaceutical Group, Inc.	60,193	479,738
*	Conmed Corp.	917,014	22,815,308

13

*	Criticare Systems, Inc.	86,400	267,840
*	Cross Country Healthcare, Inc.	1,081,232	15,742,738
* #	CuraGen Corp.	1,242,336	1,316,876
*	Curis, Inc.	20	18
* #	CytRx Corp.	86	287
	Datascope Corp.	59,767	2,186,875
*	Daxor Corp.	6,927	110,763
*	Del Global Technologies Corp.	135,934	401,005
*	Digirad Corp.	152,527	546,047
*	Dyax Corp.	208,482	792,232
* #	Emisphere Technologies, Inc.	73,632	240,040
*	Endologix, Inc.	75,780	200,059
* #	Enzon Pharmaceuticals, Inc.	52,700	498,542
* #	Epicept Corp.	36,099	51,622
*	etrials Worldwide, Inc.	1,423	4,269
*	E-Z-EM, Inc.	164,855	3,412,499
* #	Gene Logic, Inc.	1,054,548	1,034,617
* #	Genitope Corp.	416,606	1,753,911
*	Gentiva Health Services, Inc.	712,714	12,871,615
* #	Greatbatch, Inc.	467,800	9,627,324
* #	GTC Biotherapeutics, Inc.	371,069	374,780
*	Hanger Orthopedic Group, Inc.	716,900	7,498,774
*	Harvard Bioscience, Inc.	439,981	1,865,519
*	HealthTronics, Inc.	816,766	3,463,088
* #	Hi-Tech Pharmacal Co., Inc.	213,058	2,139,102
	Hooper Holmes, Inc.	2,066,200	3,367,906
* #	ImmunoGen, Inc.	280,638	1,347,062
*	Incyte Corp.	318,278	2,730,825
* #	Infinity Pharmaceuticals, Inc.	182,303	1,748,286
* #	Insmed, Inc.	23,725	21,115
*	IntegraMed America, Inc.	180,179	2,243,229
	Invacare Corp.	275,742	7,169,292
* #	I-Trax, Inc.	276,720	1,001,726
	Kewaunee Scientific Corp.	45,603	888,802
*	Kindred Healthcare, Inc.	1,810,575	44,485,828
* #	La Jolla Pharmaceutical Co.	3,800	14,098
*	Langer, Inc.	61,059	152,648
*	Lannet Co., Inc.	15,450	55,620
* #	Lipid Sciences, Inc.	82,902	77,928
* #	Magyar Bancorp, Inc.	8,990	96,643
* #	Martek Biosciences Corp.	240,977	6,231,665
*	Matria Healthcare, Inc.	36,725	834,392
*	Maxygen, Inc.	545,857	4,132,137
*	MedCath Corp.	509,104	12,941,424
*	Medical Staffing Network Holdings, Inc.	465,249	2,838,019
*	MEDTOX Scientific, Inc.	51,964	945,225
* #	Merge Technologies, Inc.	378,290	495,560
* #	Monogram Biosciences, Inc.	768,315	952,711
* #	Nanogen, Inc.	344,656	217,271
*	National Dentex Corp.	29,712	465,290
*	Neose Technologies, Inc.	19,426	31,082
* #	Neurocrine Biosciences, Inc.	1,262,303	16,435,185
*	Neurogen Corp.	15,526	51,236
*	North American Scientific, Inc.	128,261	43,609
*	NOVT Corp.	2,900	7,105

14

*	Nutraceutical International Corp.	42,400	467,672
* # •	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	28,430	3,696
*	Orchid Cellmark, Inc.	242,150	1,109,047
*	Orthologic Corp.	368,515	482,755
* #	Oscient Pharmaceuticals Corp.	3,036	4,341
*	Osteotech, Inc.	465,729	3,828,292
*	PDI, Inc.	453,141	4,395,468
*	Pharmacopia, Inc.	136,031	618,941
* #	Pharmacyclics, Inc.	9,648	19,778
*	Pharmanet Development Group, Inc.	658,955	26,028,723
* #	PharMerica Corp.	627,751	9,246,772
*	Prospect Medical Holdings, Inc.	9,700	41,128
* #	RadNet, Inc.	125,146	1,176,372
*	RehabCare Group, Inc.	605,278	13,981,922
*	Renovis, Inc.	707,071	2,382,829
*	Res-Care, Inc.	478,332	10,896,403
*	Rotech Healthcare, Inc.	3,727	1,793
* #	Rural/Metro Corp.	131,700	416,172
* #	Sonic Innovations, Inc.	198,766	1,655,721
	Span-American Medical System, Inc.	8,689	103,747
* #	Spectrum Pharmaceuticals, Inc.	38,844	127,020
*	SRI/Surgical Express, Inc.	143,792	606,802
*	SunLink Health Systems, Inc.	63,900	396,819
*	Synovis Life Technologies, Inc.	228,535	4,298,743
*	Theragenics Corp.	1,077,500	4,234,575
*	Third Wave Technologies, Inc.	4,476	36,121
*	Threshold Pharmaceuticals, Inc.	40,722	22,857
* #	Titan Pharmaceuticals, Inc.	295,998	520,956
* #	United American Healthcare Corp.	15,300	46,818
*	Urologix, Inc.	176,958	231,815
*	Via Pharmaceuticals, Inc.	42	112
* #	Vical, Inc.	202,097	925,604
Total Health Care			424,361,249

Industrials — (14.9%)
*	A. T. Cross Co. Class A	219,595	1,965,375
	A.O. Smith Corp.	666,930	23,602,653
*	Accuride Corp.	407,549	3,093,297
	Aceto Corp.	709,087	5,615,969
* #	Active Power, Inc.	970,649	2,183,960
* #	AeroCentury Corp.	4,020	73,164
*	AirNet Systems, Inc.	306,200	603,214
	Alamo Group, Inc.	242,076	4,478,406
* #	Alaska Air Group, Inc.	1,481,600	37,528,928
* #	Allied Defense Group, Inc.	161,623	945,495
* #	Amerco, Inc.	125,426	8,211,640
	Ameron International Corp.	109,416	11,574,024
*	Amistar Corp.	38,200	17,954
	Ampco-Pittsburgh Corp.	55,616	1,958,796
	Angelica Corp.	327,356	5,673,079
	Applied Industrial Technologies, Inc.	1,560,250	47,135,153
	Applied Signal Technologies, Inc.	40,558	517,926
*	Argon ST, Inc.	30	547
#	Arkansas Best Corp.	924,790	21,085,212

15

*	Arotech Corp.	236,670	610,609
*	Avalon Holding Corp. Class A	68,532	445,458
*	Axsys Technologies, Inc.	293,438	12,412,427
*	Baldwin Technology Co., Inc. Class A	219,100	1,073,590
#	Bowne & Co., Inc.	1,012,336	18,282,788
*	Breeze-Eastern Corp.	70,150	785,680
#	Briggs & Stratton Corp.	1,978,267	45,104,488
*	Butler International, Inc.	79,500	35,775
#	C&D Technologies, Inc.	806,600	4,266,914
* #	Capstone Turbine Corp.	150	183
	Champion Industries, Inc.	255,093	1,380,053
*	Channell Commercial Corp.	23,536	49,426
	Chase Corp.	1,000	19,080
	Chicago Rivet & Machine Co.	11,925	262,350
	CIRCOR International, Inc.	536,549	23,280,861
*	Comforce Corp.	41,900	91,761
	Comfort Systems USA, Inc.	53,183	624,900
*	Commercial Vehicle Group, Inc.	494,453	6,591,058
*	Competitive Technologies, Inc.	2,491	5,331
	CompX International, Inc.	44,668	629,819
* #	Continental Airlines, Inc.	1,188,119	33,445,550
*	Cornell Companies, Inc.	462,648	10,881,481
*	Corrpro Companies, Inc.	85,375	132,331
*	Covenant Transport Group Class A	397,387	2,833,369
*	CPI Aerostructures, Inc.	27,313	238,169
*	Devcon International Corp.	51,420	134,720
* #	Distributed Energy Systems Corp.	566,064	191,896
*	Dollar Thrifty Automotive Group, Inc.	904,600	23,465,324
*	Ducommun, Inc.	314,702	11,568,446
#	Eastern Co.	29,200	577,284
	Ecology & Environment, Inc. Class A	31,274	337,759
	Electro Rent Corp.	609,952	8,344,143
#	Encore Wire Corp.	44,143	754,845
*	EnerSys	1,772,662	41,249,845
	Ennis, Inc.	406,400	7,461,504
*	EnPro Industries, Inc.	497,744	15,230,966
	Espey Manufacturing & Electronics Corp.	8,176	161,067
*	Esterline Technologies Corp.	1,067,623	55,751,273
* #	ExpressJet Holdings, Inc.	1,808,860	4,522,150
	Federal Signal Corp.	890,915	10,245,523
* #	First Advantage Corp.	4,622	84,120
*	First Aviation Services, Inc.	8,900	16,020
* #	Frontier Airlines Holdings, Inc.	1,162,114	7,088,895
	Frozen Food Express Industries, Inc.	581,149	3,207,942
*	Furmanite Corp.	213,047	2,200,776
	G & K Services, Inc. Class A	841,808	34,236,331
* #	Gehl Co.	435,496	7,059,390
*	GP Strategies Corp.	298,365	2,673,350
#	Greenbrier Companies, Inc.	142,864	3,168,724
*	Griffon Corp.	631,082	8,153,579
	Hardinge, Inc.	235,603	3,715,459
*	Hawaiian Holdings, Inc.	478,013	2,452,207
*	Henry Bros. Electronics, Inc.	1,100	5,500
*	Herley Industries, Inc.	490,778	6,934,700
*	Hudson Technologies, Inc.	38,700	32,508

16

*	Huttig Building Products, Inc.	387,321	1,479,566
#	IKON Office Solutions, Inc.	3,552,107	44,863,111
*	Industrial Distribution Group, Inc.	305,175	3,424,064
*	Innotrac Corp.	106,164	366,266
*	International Shipholding Corp.	118,181	3,032,524
*	Intersections, Inc.	178,577	1,766,127
* #	JetBlue Airways Corp.	236,079	1,652,553
*	JPS Industries, Inc.	42,300	243,225
*	Kadant, Inc.	466,760	13,750,750
	Kaman Corp. Class A	668,259	21,317,462
* #	Kansas City Southern	1,356,900	46,718,067
#	Kelly Services, Inc. Class A	1,069,270	20,369,594
*	Key Technology, Inc.	33,103	1,150,329
	L.S. Starrett Co. Class A	82,363	1,551,719
*	LECG Corp.	70,594	1,119,621
*	LGL Group, Inc.	11,967	82,572
*	Lydall, Inc.	500,800	4,852,752
* #	M&F Worldwide Corp.	572,776	29,423,503
*	Mac-Gray Corp.	328,500	3,942,000
*	Magnetek, Inc.	915,260	4,017,991
*	MAIR Holdings, Inc.	611,184	3,086,479
*	Marten Transport, Ltd.	663,142	7,268,036
* # •	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	18,176
* #	Medialink Worldwide, Inc.	153,369	622,678
*	Merrimac Industries, Inc.	49,026	451,039
*	Mesa Air Group, Inc.	1,118,546	4,228,104
* #	Midwest Air Group, Inc.	267,257	4,163,864
* #	Milacron, Inc.	112,476	323,931
*	Misonix, Inc.	200,682	953,240
*	Mobile Mini, Inc.	255,943	4,919,224
*	Modtech Holdings, Inc.	452,314	416,129
*	Moore Handley, Inc.	2,000	5,660
*	MTC Technologies, Inc.	23,182	379,026
	Mueller Water Products, Inc. Class B	133,800	1,339,338
	NACCO Industries, Inc. Class A	115,300	11,681,043
*	Nashua Corp.	132,537	1,552,008
*	National Patent Development Corp.	230,265	575,663
*	National Technical Systems, Inc.	174,728	1,188,150
* #	Navigant Consulting, Inc.	50,700	658,086
* #	NCI Building Systems, Inc.	281,100	9,650,163
* #	North America Galvanizing & Coatings, Inc.	5,010	34,669
*	P.A.M. Transportation Services, Inc.	98,613	1,480,181
*	Paragon Technologies, Inc.	3,056	24,295
*	Park-Ohio Holdings Corp.	189,212	4,454,050
*	Patrick Industries, Inc.	139,779	1,657,779
* #	PGT, Inc.	79,400	438,288
*	PHH Corp.	1,914,210	42,418,894
* #	Plug Power, Inc.	62,885	227,644
#	Preformed Line Products Co.	64,200	3,457,170
* #	Protection One, Inc.	43,556	508,299
	Providence & Worcester Railroad Co.	59,132	1,085,664
* #	Quanta Services, Inc.	3,069,532	84,043,786
*	RCM Technologies, Inc.	246,357	1,414,089
#	Regal-Beloit Corp.	1,033,713	48,667,208

17

*	Republic Airways Holdings, Inc.	1,471,815	29,554,045
	Robbins & Myers, Inc.	164,269	11,252,427
*	Rush Enterprises, Inc. Class A	887,683	13,989,884
*	Rush Enterprises, Inc. Class B	272,810	4,321,310
*	Saia, Inc.	501,132	6,534,761
*	School Specialty, Inc.	781,665	27,897,624
*	Sequa Corp. Class A	91,800	16,060,410
*	Sequa Corp. Class B	28,300	4,927,313
	Servidyne, Inc.	20,194	125,203
*	Servotronics, Inc.	4,400	54,560
*	Shaw Group, Inc.	261,215	16,566,255
*	SIFCO Industries, Inc.	69,569	1,360,074
	Skywest, Inc.	1,524,809	40,117,725
*	SPACEHAB, Inc.	8,253	17,332
*	Sparton Corp.	148,636	786,284
*	Spherion Corp.	2,072,689	16,125,520
	Standex International Corp.	305,696	5,832,680
	Supreme Industries, Inc.	167,988	979,370
	Sypris Solutions, Inc.	560,937	3,898,512
*	SYS Technologies	1,800	3,780
*	TeamStaff, Inc.	77,600	53,544
	Technology Research Corp.	129,075	469,833
	Tecumseh Products Co. Class A	452,870	10,764,720
*	Tecumseh Products Co. Class B	21,008	444,739
	Titan International, Inc.	775	21,282
	Todd Shipyards Corp.	83,150	1,756,960
*	Trailer Bridge, Inc.	108,769	1,160,565
* #	TRC Companies, Inc.	396,188	3,324,017
#	Tredegar Industries, Inc.	1,336,086	19,319,804
* #	Trex Co., Inc.	3,800	26,182
#	Trinity Industries, Inc.	1,735,425	43,923,607
#	Triumph Group, Inc.	502,617	40,842,657
* #	TRM Corp.	352,224	253,601
*	Tufco Technologies, Inc.	19,339	136,340
*	United Rentals, Inc.	1,648,501	38,360,618
#	Universal Forest Products, Inc.	102,372	2,928,863
*	USA Truck, Inc.	227,204	3,294,458
* #	Valence Technology, Inc.	4,800	11,040
*	Valpey Fisher Corp.	10,689	52,376
	Viad Corp.	208,300	6,459,383
*	Volt Information Sciences, Inc.	472,100	6,005,112
	Wabash National Corp.	888,064	6,136,522
	Walter Industries, Inc.	453,000	15,714,570
#	Watts Water Technologies, Inc.	470,855	13,777,217
*	WCA Waste Corp.	41,285	315,005
#	Werner Enterprises, Inc.	3,144,701	55,189,503
*	Westaff, Inc.	300,060	1,131,226
*	Willis Lease Finance Corp.	166,102	2,175,936
* #	Wolverine Tube, Inc.	221,000	240,890
Total Industrials			1,523,985,977

Information Technology — (14.5%)
*	3Com Corp.	2,915,804	12,567,115
*	Acorn Factor, Inc.	89,400	379,950
*	Actel Corp.	866,519	9,497,048

18

*	ActivIdentity Corp.	1,507,621	6,136,017
*	Adaptec, Inc.	3,890,153	13,032,013
*	Aehr Test Systems	44,066	257,786
*	Aetrium, Inc.	74,848	398,191
#	Agilysys, Inc.	925,734	12,858,445
* •	Allen Organ Co.	4,900	79,821
	Alliance Semiconductor Corp.	574,401	896,066
*	Allied Motion Technologies, Inc.	44,400	198,024
*	Analysts International Corp.	552,181	717,835
*	Anaren, Inc.	534,840	8,236,536
*	Andrew Corp.	693,724	10,169,994
*	Answerthink, Inc.	303,609	1,378,385
*	APA Enterprises, Inc.	154,000	157,080
*	Applied Micro Circuits Corp.	10,045,274	25,213,638
*	Aspen Technology, Inc.	335,927	5,697,322
*	Astea International, Inc.	12,900	81,012
	Astro-Med, Inc.	67,272	637,739
* #	Atari, Inc.	856	1,438
*	Authentidate Holding Corp.	52,694	40,111
*	Autobytel, Inc.	1,343,035	4,324,573
* #	Avanex Corp.	351,637	527,456
	Avici Systems, Inc.	142,733	1,060,506
* #	Avid Technology, Inc.	76,035	2,017,209
*	Aviza Technology, Inc.	108,403	227,646
*	Avocent Corp.	402,900	10,032,210
*	Aware, Inc.	523,956	2,583,103
*	Axcelis Technologies, Inc.	3,309,575	15,687,386
*	AXT, Inc.	651,638	2,821,593
* #	BearingPoint, Inc.	2,574,494	9,396,903
	Bel Fuse, Inc. Class B	4,155	124,318
*	Bell Industries, Inc.	158,363	254,964
*	Bell Microproducts, Inc.	966,970	5,415,032
* #	Benchmark Electronics, Inc.	2,042,032	36,654,474
	Black Box Corp.	645,233	23,744,574
*	Blonder Tongue Laboratories, Inc.	22,100	33,371
	Bogen Communications International, Inc.	43,800	284,700
*	Bookham, Inc.	667,010	1,694,205
* #	Borland Software Corp.	2,287,952	7,390,085
*	Brooks Automation, Inc.	3,338,368	44,834,282
*	CalAmp Corp.	785,834	2,027,452
*	California Micro Devices Corp.	153,870	604,709
*	CallWave, Inc.	314,366	880,225
*	Captaris, Inc.	588,216	2,388,157
* #	Carrier Access Corp.	620,632	1,408,835
*	Catalyst Semiconductor, Inc.	433,184	2,256,889
*	Catapult Communications Corp.	411,281	2,981,787
*	Centillium Communications, Inc.	100,829	139,144
*	CEVA, Inc.	430,299	4,406,262
*	Checkpoint Systems, Inc.	7,200	171,072
*	Ciber, Inc.	1,961,800	13,379,476
*	Ciprico, Inc.	113,790	605,932
*	Clarus Corp.	382,900	2,412,270
	CLST Holdings, Inc.	392,669	157,068
*	Coherent, Inc.	1,274,820	36,676,571
#	Cohu, Inc.	582,738	9,119,850

19

	Comarco, Inc.	8,917	46,279
* # •	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	75,876	849,811
*	Computer Task Group, Inc.	221,900	1,153,880
* #	Conexant Systems, Inc.	375,156	416,423
*	Credence Systems Corp.	3,417,658	7,006,199
*	CSP, Inc.	34,710	242,970
	CTS Corp.	1,267,200	13,394,304
*	Cyberoptics Corp.	211,952	2,583,695
*	Data I/O Corp.	84,600	477,990
	Dataram Corp.	81,298	276,413
* #	Delphax Technologies, Inc.	72,125	45,078
*	Digi International, Inc.	686,761	10,562,384
*	Digimarc Corp.	462,222	4,340,265
* #	Digital Angel Corp.	342,550	321,997
* #	Ditech Networks, Inc.	979,349	3,163,297
*	Dot Hill Systems Corp.	1,535,410	3,899,941
*	DSP Group, Inc.	305,915	4,139,030
*	Dynamics Research Corp.	139,119	1,523,353
*	Easylink Services International Corp.	48,900	163,815
*	Edgewater Technology, Inc.	307,970	2,017,204
* #	EFJ, Inc.	198,233	580,823
*	Electro Scientific Industries, Inc.	944,861	19,133,435
*	Electroglas, Inc.	475,233	689,088
*	EMS Technologies, Inc.	442,743	12,888,249
* #	En Pointe Technologies, Inc.	38,700	119,583
*	Endwave Corp.	151,006	1,183,887
* #	Entegris, Inc.	5,263,489	45,581,815
*	Entertainment Distribution Co., Inc.	1,263,032	884,122
* #	EPIQ Systems, Inc.	337,822	5,884,859
*	ePlus, Inc.	252,532	2,649,061
* #	eSpeed, Inc.	114,593	1,157,389
*	ESS Technology, Inc.	752,909	1,121,834
*	Evans & Sutherland Computer Corp.	180,800	242,272
* #	Exar Corp.	1,609,242	14,788,934
*	Forgent Networks, Inc.	354,464	474,982
	Frequency Electronics, Inc.	225,168	2,132,341
*	FSI International, Inc.	884,762	1,592,572
*	Genesis Microchip, Inc.	1,268,966	6,395,589
*	Gerber Scientific, Inc.	439,223	4,172,619
*	Giga-Tronics, Inc.	28,200	51,042
*	GTSI Corp.	303,830	2,941,074
*	Halifax Corp.	23,500	43,475
*	hi/fn, Inc.	415,097	2,436,619
*	Hutchinson Technology, Inc.	881,215	23,184,767
* #	Hypercom Corp.	1,608,400	8,604,940
* #	Ibis Technology Corp.	50,340	21,646
*	iGATE Capital Corp.	307,300	2,599,758
*	Ikanos Communications	21,039	124,761
*	I-many, Inc.	388,700	1,263,275
	Imation Corp.	1,472,105	29,545,147
*	InFocus Corp.	1,398,787	2,433,889
#	InfoSpace, Inc.	1,166,632	20,777,716
*	Innovex, Inc.	415,039	240,723
*	Insight Enterprises, Inc.	1,768,216	35,028,359

20

*	InsWeb Corp.	22,666	245,699
*	Integrated Silicon Solution, Inc.	1,241,929	8,097,377
*	Intelligent Systems Corp.	51,275	169,208
*	Intelligroup, Inc.	70,500	177,660
*	Internet Capital Group, Inc.	1,309,197	14,623,730
*	Interwoven, Inc.	1,339,218	16,445,597
*	Intest Corp.	37,677	87,034
*	IntriCon Corp.	75,200	1,037,760
*	Iomega Corp.	1,632,500	5,828,025
* #	iPass, Inc.	506,786	2,214,655
*	IXYS Corp.	215,451	1,665,436
*	Jaco Electronics, Inc.	120,680	155,677
*	JDA Software Group, Inc.	877,939	18,384,043
*	Jupitermedia Corp.	162,824	698,515
	Keithley Instruments, Inc.	27,599	262,191
*	Kemet Corp.	2,971,884	18,425,681
*	Key Tronic Corp.	245,425	1,018,514
*	Keynote Systems, Inc.	435,750	5,995,920
*	Kopin Corp.	367,906	1,324,462
*	Kratos Defense & Security Solutions, Inc.	452,939	1,014,583
* #	L-1 Identity Solutions, Inc.	2,692,729	50,030,905
* #	Lantronix, Inc.	135,516	132,128
*	Lattice Semiconductor Corp.	3,648,538	12,259,088
* #	Lawson Software, Inc.	91,434	888,738
* #	LeCroy Corp.	381,268	3,313,219
* #	LightPath Technologies, Inc.	30,600	94,554
*	Logic Devices, Inc.	90,700	151,469
*	LogicVision, Inc.	150,300	135,270
*	LookSmart, Ltd.	189,537	549,657
*	Loral Space & Communications, Inc.	237,796	8,142,135
*	Management Network Group, Inc.	307,249	734,325
#	Maximus, Inc.	274,600	10,709,400
* #	MDI, Inc.	145,900	100,627
*	MedQuist, Inc.	119,652	1,232,416
*	Mercury Computer Systems, Inc.	660,925	9,689,161
*	Merix Corp.	677,378	3,969,435
	Methode Electronics, Inc.	1,003,844	12,096,320
*	Microtune, Inc.	10,484	54,517
*	MKS Instruments, Inc.	2,185,873	39,717,312
*	Moldflow Corp.	11,835	188,768
*	MPS Group, Inc.	3,798,092	42,158,821
*	MRV Communications, Inc.	673,000	1,507,520
*	MSC. Software Corp.	590,074	7,794,878
*	MTM Technologies, Inc.	5,800	4,292
*	Nanometrics, Inc.	474,025	4,740,250
* #	Napster, Inc.	20,300	56,434
*	NetManage, Inc.	81,916	306,366
*	Network Engines, Inc.	18,100	29,684
*	Network Equipment Technologies, Inc.	209,684	2,608,469
* #	Newport Corp.	1,393,169	18,473,421
* #	NMS Communications Corp.	189,400	293,570
*	Nu Horizons Electronics Corp.	566,317	3,822,640
* #	NYFIX, Inc.	478,227	2,128,110
	O.I. Corp.	57,459	729,155
*	Omtool, Ltd.	52,214	193,192

21

	Openwave Systems, Inc.	1,225,609	3,370,425
*	Oplink Communications, Inc.	154,042	2,487,778
	OPTi, Inc.	164,800	659,200
*	Optical Cable Corp.	108,602	435,494
*	OSI Systems, Inc.	573,723	14,222,593
*	Overland Storage, Inc.	364,605	546,908
* #	Palm, Inc.	2,596,758	18,099,403
*	PAR Technology Corp.	76,694	561,400
* #	PC Connection, Inc.	717,524	9,177,132
*	PC-Tel, Inc.	663,560	4,970,064
	Pegasystems, Inc.	442,070	5,472,827
*	Perceptron, Inc.	248,505	2,818,047
*	Performance Technologies, Inc.	248,466	1,207,545
*	Pericom Semiconductor Corp.	883,588	14,641,053
*	Perot Systems Corp.	107,900	1,418,885
*	Pervasive Software, Inc.	540,923	2,428,744
*	Photon Dynamics, Inc.	560,649	5,045,841
*	Photronics, Inc.	1,494,716	15,380,628
*	Planar Systems, Inc.	496,255	2,818,728
* #	PlanetOut, Inc.	39,420	265,297
*	PLATO Learning, Inc.	537,478	2,192,910
* #	Powerwave Technologies, Inc.	3,443,518	14,256,165
* •	Price Communications Liquidation Trust	1,498,306	204,639
	Printronix, Inc.	150,909	2,342,108
*	Qualstar Corp.	30,281	96,899
*	Quantum Corp.	1,362,100	4,317,857
*	QuickLogic Corp.	407,417	1,450,405
* #	Rackable Systems, Inc.	354,932	3,780,026
*	RadiSys Corp.	116,583	1,811,700
* #	RealNetworks, Inc.	909,230	5,609,949
	REMEC, Inc.	491,423	850,162
* #	RF Micro Devices, Inc.	120,780	698,108
*	RF Monolithics, Inc.	42,940	245,617
	Richardson Electronics,Ltd.	475,788	3,097,380
*	Rudolph Technologies, Inc.	982,840	11,744,938
*	S1Corp.	2,068,474	15,348,077
* #	Safeguard Scientifics, Inc.	2,608,391	5,138,530
*	Sanmina-SCI Corp.	612,683	1,084,449
* #	SatCon Technology Corp.	94,200	141,300
*	SCM Microsystems, Inc.	389,607	1,367,521
*	Seachange International, Inc.	946,372	7,135,645
*	Secure Computing Corp.	2,196,454	19,921,838
*	Selectica, Inc.	910,302	1,511,101
*	SI International, Inc.	198,457	5,151,944
* #	Sigmatel, Inc.	498,446	976,954
*	Sigmatron International, Inc.	16,500	169,620
*	Silicon Storage Technology, Inc.	3,492,371	9,918,334
* #	Skyworks Solutions, Inc.	6,805,399	61,793,023
* #	Sonic Foundry, Inc.	22,300	35,457
*	SonicWALL, Inc.	1,712,454	17,330,034
*	Spectrum Control, Inc.	239,691	3,561,808
*	Standard Microsystems Corp.	249,235	8,790,518
	StarTek, Inc.	178,960	1,748,439
*	SteelCloud, Inc.	5,800	6,496
*	SumTotal Systems, Inc.	1,297	6,252

22

* #	Sunair Electronics, Inc.	20,921	52,093
*	Sunrise Telecom, Inc.	187,300	406,441
*	Suntron Corp.	90,475	100,427
* #	SupportSoft, Inc.	628,581	2,728,042
*	Sycamore Networks, Inc.	6,461,973	24,878,596
*	Symmetricom, Inc.	723,914	3,120,069
*	SYNNEX Corp.	1,082,545	22,365,380
	Taitron Components, Inc.	6,400	10,080
*	Technical Communications Corp.	6,200	31,310
*	Technology Solutions Co.	69,968	234,393
*	TechTeam Global, Inc.	250,283	3,178,594
*	TeleCommunication Systems, Inc.	98,800	335,920
*	Telular Corp.	109,039	730,561
*	ThinkEngine Networks, Inc.	12,500	3,000
*	Tier Technologies, Inc.Class B	598,898	5,437,994
*	TII Network Technologies, Inc.	96,200	184,704
*	Tollgrade Communications, Inc.	447,090	3,549,895
*	Track Data Corp.	83,172	187,137
*	Transcat, Inc.	58,700	416,183
*	Trans-Lux Corp.	9,171	50,441
*	Triquint Semiconductor, Inc.	4,227,232	25,067,486
	TSR, Inc.	29,464	120,802
*	TTM Technologies, Inc.	77,908	941,908
*	Tumbleweed Communications Corp.	36,400	47,684
*	Ulticom, Inc.	214,619	1,609,643
* #	UTStarcom, Inc.	426,886	1,237,969
*	Vicon Industries, Inc.	100,950	962,054
*	Vignette Corp.	1,043,419	16,047,784
*	Virage Logic Corp.	50,419	422,007
* #	Vitesse Semiconductor, Inc.	10,800	10,260
* #	Vyyo, Inc.	29,614	136,521
*	Website Pros, Inc.	216,827	2,441,472
*	Westell Technologies, Inc.	297,223	451,779
*	White Electronics Designs Corp.	775,084	3,573,137
*	Winland Electronics, Inc.	37,800	83,538
*	Wireless Telecom Group, Inc.	255,888	473,393
*	WPCS International, Inc.	17,394	177,245
*	Zhone Technologies, Inc.	619,202	774,003
*	ZILOG, Inc.	7,584	23,890
*	Zones, Inc.	168,700	1,626,268
*	Zoran Corp.	1,546,429	33,743,081
*	Zygo Corp.	317,096	3,580,014
Total Information Technology			1,483,276,234

Materials — (6.3%)
	A.Schulman, Inc.	1,030,591	22,219,542
*	American Pacific Corp.	140,308	2,062,528
* #	Atlantis Plastics, Inc.	46,200	38,808
*	Buckeye Technologies, Inc.	1,296,877	18,519,404
#	Calgon Carbon Corp.	624,620	9,094,467
*	Caraustar Industries, Inc.	929,928	3,840,603
	Chesapeake Corp.	679,606	4,145,597
* #	Coeur d’Alene Mines Corp.	146,424	610,588
*	Continental Materials Corp.	6,900	187,335
*	Core Molding Technologies, Inc.	40,202	284,228

23

*	Detrex Corp.	12,700	106,680
	Ferro Corp.	1,022,518	21,667,156
	Friedman Industries, Inc.	148,327	1,075,371
#	Georgia Gulf Corp.	406,589	3,025,022
	Gibraltar Industries, Inc.	951,590	13,303,228
	Glatfelter Co.	1,477,800	22,211,334
* #	Graphic Packaging Corp.	4,498,876	18,445,392
	H.B.Fuller Co.	236,221	5,974,029
* #	Headwaters, Inc.	1,038,048	12,456,576
*	Impreso, Inc.	6,400	14,080
	Louisiana-Pacific Corp.	874,589	13,451,179
*	Material Sciences Corp.	441,767	3,653,413
*	Maxxam, Inc.	103,300	2,851,080
	Metal Management, Inc.	60,242	2,772,337
#	Minerals Technologies, Inc.	834,658	55,838,620
*	Mod-Pac Corp.	43,834	359,439
	Myers Industries, Inc.	309,588	6,179,376
	Neenah Paper, Inc.	1,500	45,270
#	NL Industries, Inc.	346,591	3,497,103
	NN, Inc.	594,996	5,277,615
*	Northern Technologies International Corp.	5,116	57,555
*	Northwest Pipe Co.	255,454	8,498,955
	Olympic Steel, Inc.	297,900	7,787,106
*	OM Group, Inc.	234,751	13,214,134
	Penford Corp.	242,483	5,868,089
* #	Peoplesupport, Inc.	242,801	3,411,354
*	PolyOne Corp.	3,256,242	20,416,637
	Quaker Chemical Corp.	192,838	4,200,012
*	Ready Mix, Inc.	10,563	88,729
*	Rock of Ages Corp.	101,474	565,210
	Rock-Tenn Co.Class A	1,181,923	31,179,129
*	Rosetta Resources, Inc.	104,162	1,906,165
	Schnitzer Steel Industries, Inc.Class A	694,566	43,354,810
	Schweitzer-Maudoit International, Inc.	516,900	13,801,230
#	Sensient Technologies Corp.	1,477,603	40,885,275
#	Spartech Corp.	1,153,800	15,760,908
	Steel Dynamics, Inc.	93,108	4,684,263
#	Stepan Co.	210,044	6,414,744
* #	Terra Industries, Inc.	2,783,800	105,171,964
#	Tronox, Inc.Class A	586,400	4,837,800
	Tronox, Inc.Class B	167,499	1,356,742
*	U.S.Concrete, Inc.	1,237,654	4,653,579
#	U.S.Energy Corp.	25,300	120,175
* #	U.S.Gold Corp.	947,505	3,249,942
	Vulcan International Corp.	11,100	649,073
	Wausau Paper Corp.	1,579,999	14,899,391
*	Webco Industries, Inc.	9,290	910,420
#	Wellman, Inc.	921,869	967,962
#	Westlake Chemical Corp.	775,995	15,341,421
*	Williams Industries, Inc.	3,400	7,480
#	Worthington Industries, Inc.	744,269	15,771,060
Total Materials			643,238,714

Other — (0.0%)
* •	Big4Ranch, Inc.	73,300	—

24

* •	ePresence, Inc.Escrow Shares	312,600	9,378
* •	Noel Group, Inc.	95,400	1,193
* •	Petrocorp, Inc.Escrow Shares	102,600	6,156
* •	Tripos Escrow Shares	200	48
Total Other			16,775

Real Estate Investment Trusts — (0.2%)
	Potlatch Corp.	344,500	15,815,995

Telecommunication Services — (0.5%)
	Alaska Communications Systems Group, Inc.	113,500	1,702,500
*	Arbinet-thexchange, Inc.	206,946	1,231,329
*	Cincinnati Bell, Inc.	121,200	576,912
	D&E Communications, Inc.	452,877	6,598,418
*	GoAmerica, Inc.	559	3,142
	IDT Corp.	683,248	5,288,340
#	IDT Corp.Class B	2,214,800	17,962,028
* #	LCC International, Inc.Class A	600,415	1,471,017
* #	Level3 Communications, Inc.	553,590	1,860,062
*	Metro One Telecommunications, Inc.	88,279	173,910
*	Point.360	73,147	142,637
*	SunCom Wireless Holdings, Inc.	193,840	5,140,637
#	SureWest Communications	471,935	8,546,743
*	Xeta Corp.	83,938	357,576
Total Telecommunication Services			51,055,251

Utilities — (0.7%)
	Black Hills Corp.	3	125
	Connecticut Water Services, Inc.	238,466	5,797,108
	Delta Natural Gas Co., Inc.	26,700	663,495
#	Empire District Electric Co.	12,300	283,392
	Energy West, Inc.	2,700	38,475
	Florida Public Utilities Co.	3,400	40,086
*	Maine & Maritimes Corp.	9,703	335,724
	Middlesex Water Co.	115	2,168
	New Jersey Resources Corp.	492,700	24,856,715
	South Jersey Industries, Inc.	988,982	36,493,436
	Southwest Gas Corp.	1,700	49,164
	Unitil Corp.	52,700	1,441,345
Total Utilities			70,001,233

TOTAL COMMON STOCKS			8,632,148,797

RIGHTS/WARRANTS — (0.0%)
* •	CSF Holding, Inc.Litigation Rights	40,500	—
* •	Del Global Technologies Corp.Warrants 03/28/08	19,927	37,861
* •	Imperial Credit Industries, Inc.Warrants 01/31/08	4,082	—
TOTAL RIGHTS/WARRANTS			37,861

25

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $173,735,000 FNMA 4.50%, 11/01/19,valued at $121,417,412) to be repurchased at $119,658,257	$119,614	119,614,000

SECURITIES LENDING COLLATERAL — (14.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,602,501,621 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/35 to 11/01/37, valued at $1,473,434,482) to be repurchased at $1,431,071,011	1,430,519	1,430,518,914
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $51,501,428 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 02/01/32 to 05/01/37, valued at $24,601,845) to be repurchased at $23,786,581	23,777	23,777,466
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $34,875,000 FNMA 5.342%, 05/01/35, valued at $32,493,858) to be repurchased at $31,558,240	31,546	31,546,068

TOTAL SECURITIES LENDING COLLATERAL		1,485,842,448

TOTAL INVESTMENTS - (100.0%) (Cost $10,266,734,429)		$10,237,643,106

See accompanying Notes to Financial Statements.

26

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (77.9%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	86,120	$901,676
*	4Kids Entertainment, Inc.	42,500	531,250
*	99 Cents Only Stores	130,300	1,050,218
*	A.C. Moore Arts & Crafts, Inc.	67,200	1,066,464
	Aaron Rents, Inc.	147,800	2,972,258
	Aaron Rents, Inc. Class A	10,050	197,985
* #	AbitibiBowater Canada, Inc.	91,838	2,062,681
	Acme Communications, Inc.	49,802	155,382
	Acme United Corp.	10,600	150,520
* #	Aeropostale, Inc.	116,375	2,973,381
*	AFC Enterprises, Inc.	57,597	628,383
*	Aftermarket Technology Corp.	72,904	2,035,480
	Aldila, Inc.	17,933	307,910
*	Alloy, Inc.	45,005	303,784
	Ambassadors Group, Inc.	14,159	259,676
#	Ambassadors International, Inc.	32,810	394,376
* #	AMDL, Inc.	16,419	72,244
	American Axle & Manufacturing Holdings, Inc.	176,977	4,091,708
*	American Biltrite, Inc.	3,955	20,764
	American Greetings Corp. Class A	178,400	4,149,584
* #	America’s Car-Mart, Inc.	34,100	369,985
#	Ameristar Casinos, Inc.	178,372	5,599,097
*	AnnTaylor Stores Corp.	47,498	1,446,314
#	Arbitron, Inc.	98,899	3,941,125
#	Arctic Cat, Inc.	38,830	414,316
	Ark Restaurants Corp.	12,387	455,842
	ArvinMeritor, Inc.	238,000	2,406,180
#	Asbury Automotive Group, Inc.	141,500	2,368,710
*	Ashworth, Inc.	41,218	157,041
*	Audible, Inc.	81,032	934,299
*	Audiovox Corp. Class A	55,400	707,458
* #	Avatar Holdings, Inc.	27,427	1,194,720
*	Bakers Footwear Group, Inc.	20,412	56,133
*	Ballantyne of Omaha, Inc.	45,721	265,639
*	Bally Technologies, Inc.	177,460	7,400,082
*	Barry (R.G.) Corp.	33,670	244,444
	Bassett Furniture Industries, Inc.	26,704	237,666
	Beasley Broadcast Group, Inc.	23,252	162,764
#	Beazer Homes USA, Inc.	7,482	63,522
	Bebe Stores, Inc.	180,027	2,430,364
	Belo Corp. Class A	194,800	3,225,888
*	Benihana, Inc.	23,347	338,531
*	Benihana, Inc. Class A	28,836	403,704
	Big 5 Sporting Goods Corp.	43,000	706,490

1

* #	Big Dog Holdings, Inc.	7,926	121,743
* #	Big Lots, Inc.	2,874	53,658
*	Birks & Mayors, Inc.	1,765	11,031
*	BJ’s Restaurants, Inc.	86,992	1,547,588
#	Blockbuster, Inc. Class A	245,034	874,771
*	Blockbuster, Inc. Class B	240,300	723,303
* #	Blue Nile, Inc.	37,500	2,767,875
*	Bluegreen Corp.	92,865	666,771
	Blyth, Inc.	127,100	2,500,057
	Bob Evans Farms, Inc.	118,638	3,658,796
#	Bon-Ton Stores, Inc.	48,314	564,308
	Books-A-Million, Inc.	53,954	652,304
#	Borders Group, Inc.	35,076	438,801
	Bowl America, Inc. Class A	3,465	55,093
*	Bright Horizons Family Solutions, Inc.	12,600	476,154
*	Broadview Institute, Inc.	200	440
	Brown Shoe Company, Inc.	143,875	2,441,559
*	Buca, Inc.	67,747	77,232
	Buckle, Inc.	99,700	3,520,407
* #	Buffalo Wild Wings, Inc.	42,109	1,217,371
* #	Build-A-Bear-Workshop, Inc.	39,000	615,030
#	Building Materials Holding Corp.	78,942	451,548
* #	Cabela’s, Inc.	198,600	3,284,844
*	Cache, Inc.	54,355	727,813
* #	California Coastal Communities, Inc.	36,162	213,356
*	California Pizza Kitchen, Inc.	96,918	1,541,965
	Callaway Golf Co.	244,100	4,164,346
	Canterbury Park Holding Corp.	5,208	57,548
#	Carmike Cinemas, Inc.	42,628	503,010
*	Carriage Services, Inc.	58,300	622,061
* #	Carter’s, Inc.	197,080	4,420,504
* #	Casual Male Retail Group, Inc.	127,340	789,508
*	Catalina Lighting, Inc.	1,760	8,888
	Cato Corp. Class A	102,950	1,550,427
*	Cavalier Homes, Inc.	59,649	121,684
*	Cavco Industries, Inc.	21,082	795,635
	CBRL Group, Inc.	101,481	3,395,554
* #	CEC Entertainment, Inc.	111,077	3,165,694
* #	Champion Enterprises, Inc.	255,600	2,305,512
* •	Championship Auto Racing Teams, Inc.	1,697	—
#	Charles and Colvard, Ltd.	55,078	130,535
*	Charlotte Russe Holding, Inc.	84,500	1,390,870
*	Charming Shoppes, Inc.	342,735	1,895,325
* #	Charter Communications, Inc.	1,409,875	1,861,035
* #	Cheesecake Factory, Inc.	165,933	3,864,580
#	Cherokee, Inc.	31,118	980,528
	Christopher & Banks Corp.	113,913	1,836,278
*	Chromcraft Revington, Inc.	6,100	29,585
	Churchill Downs, Inc.	44,893	2,355,985
#	Citadel Broadcasting Co.	369,490	849,827
* #	Citi Trends, Inc.	45,554	703,809
	CKE Restaurants, Inc.	128,900	1,884,518
	Coachmen Industries, Inc.	40,300	212,381
	Coast Distribution System, Inc.	9,251	62,074
	Cobra Electronics Corp.	8,178	44,488

2

*	Coinstar, Inc.	92,800	2,424,864
* #	Coldwater Creek, Inc.	98,014	808,615
	Collectors Universe, Inc.	27,072	379,008
	Columbia Sportswear Co.	10,483	503,289
* #	Comstock Homebuilding Companies, Inc.	10,150	8,932
*	Concord Camera Corp.	18,525	52,797
*	Congoleum Corp. Class A	3,500	1,750
* #	Conn’s, Inc.	79,484	1,438,660
	Cooper Tire & Rubber Co.	204,800	3,149,824
*	Corinthian Colleges, Inc.	294,098	5,134,951
* #	Cosi, Inc.	36,670	86,541
* #	Cost Plus, Inc.	52,775	166,241
*	Cost-U-Less, Inc.	2,900	34,075
	Courier Corp.	43,835	1,440,873
*	Cox Radio, Inc.	119,200	1,404,176
	CPI Corp.	21,248	589,844
	Craftmade International, Inc.	15,898	126,389
* #	Crown Media Holdings, Inc.	252,034	1,832,287
* #	CSK Auto Corp.	100,180	976,755
	CSS Industries, Inc.	34,700	1,373,426
*	Culp, Inc.	35,081	291,874
*	Cumulus Media, Inc. Class A	146,780	1,234,420
*	Cybex International, Inc.	57,125	265,631
*	Cycle Country Accessories Corp.	15,600	28,548
*	Daily Journal Corp.	200	8,950
*	Deckers Outdoor Corp.	42,000	6,055,140
	Decorator Industries, Inc.	2,862	12,192
*	dELiA*s, Inc.	48,557	165,094
	Delta Apparel, Inc.	14,480	142,338
*	Design Within Reach, Inc.	44,748	177,202
*	DG Fastchannel, Inc.	55,512	1,085,815
*	Diedrich Coffee, Inc.	5,325	19,436
*	Directed Electronics, Inc.	8,899	16,819
*	Dixie Group, Inc.	35,100	315,900
* #	Dominion Homes, Inc.	21,900	14,892
*	Dorman Products, Inc.	34,000	476,340
#	Dover Downs Gaming & Entertainment, Inc.	52,215	576,976
	Dover Motorsports, Inc.	54,812	372,722
*	Drew Industries, Inc.	72,496	1,980,591
*	drugstore.com, Inc.	295,279	903,554
	DRYCLEAN USA, Inc.	300	480
*	Duckwall-ALCO Stores, Inc.	4,953	146,510
* #	E Com Ventures, Inc.	2,175	44,174
	Educational Development Corp.	6,757	37,163
*	Einstein Noah Restaurant Group, Inc.	10,601	189,228
*	ELXSI Corp.	1,800	5,040
*	EMAK Worldwide, Inc.	10,946	14,011
*	Emerson Radio Corp.	84,622	118,471
#	Emmis Communications Corp. Class A	105,099	452,977
*	Enova Systems, Inc.	5,919	21,604
	Entercom Communications Corp.	108,600	1,769,094
*	Entravision Communications Corp.	212,117	1,586,635
* #	Escala Group, Inc.	80,070	168,147
	Escalade, Inc.	17,696	165,635
#	Ethan Allen Interiors, Inc.	105,900	3,024,504

3

*	Fairchild Corp. Class A	53,352	129,112
*	Famous Dave’s of America, Inc.	33,823	468,110
	Federal Screw Works	1,562	17,182
*	Federal-Mogul Corp.	57,900	42,556
	Finish Line, Inc. Class A	101,372	380,145
*	Finlay Enterprises, Inc.	25,900	76,923
*	Flanigan’s Enterprises, Inc.	5,680	47,428
* #	Fleetwood Enterprises, Inc.	213,800	1,169,486
	Flexsteel Industries, Inc.	11,449	146,318
*	Foamex International, Inc.	8,939	32,180
	Footstar, Inc.	25,400	114,300
*	Fossil, Inc.	143,780	6,231,425
*	Fountain Powerboat Industries, Inc.	9,675	13,061
*	Franklin Covey Co.	65,496	457,817
*	Franklin Electronic Publishers, Inc.	8,900	29,459
	Fred’s, Inc.	102,050	1,063,361
	Frisch’s Restaurants, Inc.	7,300	201,845
	FTD Group, Inc.	47,300	633,820
* #	Fuel Systems Solutions, Inc.	50,401	742,911
*	Full House Resorts, Inc.	23,650	65,747
#	Furniture Brands International, Inc.	150,600	1,525,578
*	Gaiam, Inc.	5,300	124,815
*	GameTech International, Inc.	41,860	325,252
* #	Gaming Partners International Corp.	25,523	205,205
* #	Gander Mountain Co.	63,047	305,778
*	Gaylord Entertainment Co.	2,351	98,883
*	Gemstar-TV Guide International, Inc.	1,181,114	6,968,573
* #	Genesco, Inc.	75,000	2,325,000
* #	Gentek, Inc.	34,583	1,037,490
*	G-III Apparel Group, Ltd.	56,139	806,717
*	Gottschalks, Inc.	44,902	171,526
	Gray Television, Inc.	133,560	1,136,596
	Gray Television, Inc. Class A	6,500	55,997
*	Great Wolf Resorts, Inc.	52,859	571,934
#	Group 1 Automotive, Inc.	75,700	2,034,816
* #	GSI Commerce, Inc.	154,522	4,036,115
* #	Gymboree Corp.	102,474	3,418,533
*	Hampshire Group, Ltd.	8,000	100,400
#	Handleman Co.	63,705	140,788
*	Harris Interactive, Inc.	190,500	798,195
#	Harte-Hanks, Inc.	91,783	1,541,954
*	Hartmarx Corp.	106,000	424,000
*	Hastings Entertainment, Inc.	23,220	209,909
#	Haverty Furniture Co., Inc.	48,700	413,950
	Haverty Furniture Co., Inc. Class A	400	3,424
*	Hawk Corp.	24,200	386,232
*	Hayes Lemmerz International, Inc.	316,539	1,307,306
*	Hibbett Sporting Goods, Inc.	105,855	2,267,414
*	Hollywood Media Corp.	113,145	300,966
* #	Home Solutions of America, Inc.	152,600	161,756
	Hooker Furniture Corp.	20,088	337,880
*	Hot Topic, Inc.	52,445	330,928
*	Iconix Brand Group, Inc.	217,751	4,962,545
#	IHOP Corp.	59,700	3,029,178
	ILX Resorts, Inc.	7,763	46,578

4

*	Image Entertainment, Inc.	69,502	272,448
* #	Infosonics Corp.	43,300	88,332
*	Insignia Systems, Inc.	16,750	51,087
	Interface, Inc. Class A	181,406	3,163,721
*	Interstate Hotels & Resorts, Inc.	87,940	410,680
*#	INVESTools, Inc.	212,008	3,275,524
* #	iRobot Corp.	72,149	1,155,827
* #	Isle of Capri Casinos, Inc.	114,944	2,009,221
	J. Alexander’s Corp.	16,882	185,702
*	Jack in the Box, Inc.	60,100	1,799,995
	Jackson Hewitt Tax Service, Inc.	111,600	3,599,100
*	Jaclyn, Inc.	1,535	9,486
*	Jakks Pacific, Inc.	83,826	2,115,768
*	Jarden Corp.	17,864	470,895
*	Jennifer Convertibles, Inc.	17,391	68,694
*	Jo-Ann Stores, Inc.	79,106	1,302,085
	Johnson Outdoors, Inc.	12,700	292,608
* #	Jos. A. Bank Clothiers, Inc.	60,150	1,557,283
	Journal Communications, Inc. Class A	50,600	460,460
#	Journal Register Co.	129,700	285,340
	Kellwood Co.	72,276	1,083,417
	Kenneth Cole Productions, Inc. Class A	39,750	749,685
	Kimball International, Inc. Class B	87,410	1,166,049
*	Kirkland’s, Inc.	48,814	36,610
* #	Knology, Inc.	102,800	1,381,632
* #	Kona Grill, Inc.	12,522	197,221
	Koss Corp.	8,381	167,620
* #	Krispy Kreme Doughnuts, Inc.	134,700	359,649
*	KSW, Inc.	20,282	136,092
#	K-Swiss, Inc. Class A	83,200	1,510,080
	LaCrosse Footwear, Inc.	11,022	198,286
*	Lakeland Industries, Inc.	13,908	150,206
* #	Lakes Entertainment, Inc.	71,887	477,330
#	Landry’s Restaurants, Inc.	65,500	1,547,110
*	Lazare Kaplan International, Inc.	9,600	90,240
#	La-Z-Boy, Inc.	163,330	891,782
* #	Leapfrog Enterprises, Inc.	16,100	107,870
*	Lear Corp.	124,700	3,671,168
	Lee Enterprises, Inc.	130,700	1,829,800
*	Lenox Group, Inc.	39,900	112,119
	Levitt Corp. Class A	23,421	40,518
	Libbey, Inc.	48,000	744,480
	Liberty Homes, Inc. Class A	200	705
* #	LIFE TIME FITNESS, Inc.	96,500	5,241,880
#	Lifetime Brands, Inc.	41,598	533,286
*	Lin TV Corp.	93,200	1,045,704
*	Lincoln Educational Services	46,365	643,546
	Lithia Motors, Inc. Class A	46,697	728,473
* #	Live Nation, Inc.	218,726	2,935,303
*	LKQ Corp.	177,900	7,064,409
* #	Lodgenet Entertainment Corp.	74,034	1,421,453
*	Lodgian, Inc.	79,806	914,577
*	LOUD Technologies, Inc.	2,380	13,685
*	Luby’s, Inc.	84,300	921,399
#	M/I Homes, Inc.	34,700	348,041

5

*	Mace Security International, Inc.	45,800	94,348
* #	Magna Entertainment Corp.	19,800	28,908
*	Maidenform Brands, Inc.	76,700	1,002,469
#	Marine Products Corp.	121,298	892,753
* #	MarineMax, Inc.	58,175	951,161
* #	Martha Stewart Living Omnimedia, Inc.	86,900	882,035
	Matthews International Corp. Class A	109,367	4,827,459
*	Max & Erma’s Restaurants, Inc.	6,810	17,025
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	32,428
	McRae Industries, Inc. Class A	2,500	41,812
*	Meade Instruments Corp.	51,332	66,218
	Media General, Inc. Class A	76,700	1,899,859
* #	Mediacom Communications Corp.	267,941	1,208,414
*	Midas, Inc.	49,690	813,922
	Modine Manufacturing Co.	106,695	2,163,775
	Monaco Coach Corp.	93,450	843,853
*	Monarch Casino & Resort, Inc.	63,673	1,628,755
	Monro Muffler Brake, Inc.	71,734	1,511,435
* #	Morgans Hotel Group	77,900	1,440,371
*	Morgan’s Foods, Inc.	800	6,912
*	Morton’s Restaurant Group, Inc.	19,500	223,860
* #	Mothers Work, Inc.	10,454	177,927
*	Motorcar Parts of America, Inc.	2,400	28,200
	Movado Group, Inc.	65,700	1,819,890
*	Movie Star, Inc.	53,172	95,710
* #	MTR Gaming Group, Inc.	91,751	634,917
* #	Multimedia Games, Inc.	92,135	731,552
*	Nathan’s Famous, Inc.	18,305	320,154
*	National Lampoon, Inc.	13,900	34,750
	National Presto Industries, Inc.	7,419	401,813
*	Nature Vision, Inc.	500	1,175
#	Nautilus Group, Inc.	105,000	603,750
* #	Navarre Corp.	82,660	174,413
* #	Netflix, Inc.	225,882	5,217,874
*	Nevada Gold & Casinos, Inc.	36,850	54,538
	New Frontier Media, Inc.	80,964	392,675
*	Nitches, Inc.	2,592	5,469
*	Nobel Learning Communities, Inc.	15,225	220,610
	Nobility Homes, Inc.	13,693	260,441
#	Noble International, Ltd.	47,125	769,080
*	NTN Communications, Inc.	129,093	83,910
* #	Nutri/System, Inc.	68,474	1,722,121
*	Orange 21, Inc.	1,559	7,826
#	Orleans Homebuilders, Inc.	58,200	293,328
	O’Charleys, Inc.	75,662	1,128,120
*	Outdoor Channel Holdings, Inc.	80,200	559,796
* #	Overstock.com, Inc.	76,500	1,772,505
#	Oxford Industries, Inc.	57,600	1,426,752
*	P & F Industries, Inc. Class A	3,000	20,970
*	Pacific Sunwear of California, Inc.	226,320	3,707,122
* #	Palm Harbor Homes, Inc.	74,011	834,844
* #	Panera Bread Co.	42,903	1,719,123
* #	Papa John’s International, Inc.	106,100	2,498,655
*	PC Mall, Inc.	39,617	430,637
	Penske Automotive Group, Inc.	75,400	1,508,000

6

*	Perry Ellis International, Inc.	42,700	688,324
*	PetMed Express, Inc.	78,465	999,644
*	Phoenix Footwear Group, Inc.	18,400	27,232
#	Pier 1 Imports, Inc.	276,458	1,139,007
*	Pinnacle Entertainment, Inc.	146,000	4,007,700
* #	Playboy Enterprises, Inc. Class A	5,400	49,896
* #	Playboy Enterprises, Inc. Class B	91,800	863,838
* #	PokerTek, Inc.	12,900	95,331
#	Polaris Industries, Inc.	82,500	3,758,700
*	Pomeroy IT Solutions, Inc.	38,437	271,365
* #	Premier Exhibitions, Inc.	79,520	865,178
#	Pre-Paid Legal Services, Inc.	47,050	2,352,970
#	PRIMEDIA, Inc.	142,856	1,171,419
*	Princeton Review, Inc.	94,660	718,469
* #	Progressive Gaming International Corp.	121,875	292,500
*	Proliance International, Inc.	47,349	131,157
*	QEP Co., Inc.	9,675	101,104
*	Quaker Fabric Corp.	41,650	625
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	145,396	91,599
*	Quiksilver, Inc.	389,800	4,131,880
*	Radio One, Inc. Class D	269,349	549,472
*	Rainmaker Systems, Inc.	19,089	130,760
*	RC2 Corp.	67,791	1,971,362
	RCN Corp.	122,049	1,772,151
*	Reading International, Inc. Class A	20,349	203,490
*	Reading International, Inc. Class B	1,060	10,891
*	Red Lion Hotels Corp.	61,900	594,240
*	Red Robin Gourmet Burgers, Inc.	53,449	2,114,442
* #	RedEnvelope, Inc.	27,448	149,317
*	Regent Communications, Inc.	108,302	224,185
	Regis Corp.	100,400	2,950,756
*	Rentrak Corp.	34,500	483,000
*	Restoration Hardware, Inc.	121,281	856,244
* #	Retail Ventures, Inc.	152,789	1,060,356
*	Rex Stores Corp.	25,300	389,620
*	Riviera Holdings Corp.	10,600	289,380
*	Rockford Corp.	25,270	48,771
*	Rocky Brands, Inc.	16,700	116,900
*	Rubio’s Restaurants, Inc.	31,695	309,660
	Ruby Tuesday, Inc.	120,600	1,581,066
	Russ Berrie & Co., Inc.	58,800	976,080
*	Ruth’s Chris Steak House, Inc.	48,700	589,270
*	S&K Famous Brands, Inc.	2,100	21,577
*	Saga Communications, Inc. Class A	56,325	384,700
	Salem Communications Corp.	58,669	469,352
	Sauer-Danfoss, Inc.	155,899	3,788,346
*	Schieb (Earl), Inc.	2,200	8,250
*	Scholastic Corp.	133,433	4,702,179
#	Sealy Corp.	65,100	848,904
* #	Sharper Image Corp.	39,056	130,056
	Shiloh Industries, Inc.	52,328	515,431
*	Shoe Carnival, Inc.	34,879	405,992
* #	Shuffle Master, Inc.	105,330	1,408,262
*	Silverleaf Resorts, Inc.	16,300	85,412
	Sinclair Broadcast Group, Inc. Class A	168,600	1,745,010

7

*	Six Flags, Inc.	212,505	497,262
*	Skechers U.S.A., Inc. Class A	102,600	2,323,890
	Skyline Corp.	25,500	864,450
* #	Smith & Wesson Holding Corp.	128,600	1,280,856
	Sonesta International Hotels Corp. Class A	1,100	44,550
	Sonic Automotive, Inc.	100,000	2,311,000
*	Sonic Corp.	291,103	7,102,913
* #	Source Interlink Companies, Inc.	152,400	306,324
* #	Spanish Broadcasting System, Inc.	121,800	233,856
*	SPAR Group, Inc.	2,400	1,440
#	Spartan Motors, Inc.	103,625	1,034,177
	Speedway Motorsports, Inc.	101,030	3,409,762
*	Sport Chalet, Inc. Class A	4,625	34,641
*	Sport Chalet, Inc. Class B	3,666	27,018
	Sport Supply Group, Inc.	32,700	333,540
*	Sport-Haley, Inc.	2,900	6,728
	Stage Stores, Inc.	141,480	2,393,842
*	Stamps.com, Inc.	67,223	853,732
	Standard Motor Products, Inc.	58,300	432,003
#	Standard Pacific Corp.	82,300	284,758
#	Stanley Furniture, Inc.	7,138	80,088
	Star Buffet, Inc.	2,700	15,660
	Stein Mart, Inc.	116,536	631,625
	Steinway Musical Instruments, Inc.	20,800	587,600
*	Steven Madden, Ltd.	63,999	1,454,697
	Stewart Enterprises, Inc.	272,299	2,232,852
*	Stoneridge, Inc.	61,659	513,003
	Strattec Security Corp.	9,472	420,557
	Strayer Education, Inc.	1,272	230,054
	Sturm Ruger & Co., Inc.	81,900	757,575
*	Sun-Times Media Group, Inc. Class A	214,400	222,976
#	Superior Industries International, Inc.	85,200	1,577,904
	Superior Uniform Group, Inc.	7,900	89,270
#	Syms Corp.	28,300	458,460
* #	Syntax-Brillian Corp.	203,987	593,602
#	Systemax, Inc.	116,068	2,292,343
*	Talon International, Inc.	22,500	10,350
	Tandy Brand Accessories, Inc.	14,300	135,707
*	Tandy Leather Factory, Inc.	34,562	141,704
* #	Tarragon Corp.	13,100	22,270
*	Tarrant Apparel Group	77,437	86,729
#	Tempur-Pedic International, Inc.	64,500	1,915,005
*	Tenneco Automotive, Inc.	148,200	4,385,238
*	Texas Roadhouse, Inc.	19,700	248,023
*	The Children’s Place Retail Stores, Inc.	90,173	2,566,324
* #	The Dress Barn, Inc.	207,904	2,939,763
*	The Hallwood Group, Inc.	456	29,184
	The Marcus Corp.	69,800	1,257,796
	The Pep Boys - Manny, Moe & Jack	176,200	1,925,866
*	The Sports Club Co., Inc.	19,000	23,465
* #	The Steak n Shake Co.	88,918	1,028,781
* #	TiVo, Inc.	315,226	2,361,043
*	Tractor Supply Co.	66,456	2,726,025
	Traffix, Inc.	48,351	295,425
*	Trans World Entertainment Corp.	74,600	407,316

8

#	Triarc Companies, Inc. Class A	64,690	546,630
	Triarc Companies, Inc. Class B	82,663	695,196
*	Triple Crown Media, Inc.	16,355	74,252
* #	True Religion Apparel, Inc.	75,907	1,322,300
* #	Trump Entertainment Resorts, Inc.	83,459	431,483
#	Tuesday Morning Corp.	72,648	540,501
	Tupperware Corp.	197,700	6,895,776
* #	Tween Brands, Inc.	103,500	2,606,130
*	Unifi, Inc.	184,534	553,602
	Unifirst Corp.	46,326	1,731,203
*	Universal Electronics, Inc.	46,253	1,709,048
*	Universal Technical Institute, Inc.	91,020	1,604,683
*	Vail Resorts, Inc.	28,500	1,582,035
* #	Valassis Communications, Inc.	155,100	1,912,383
	Value Line, Inc.	16,720	691,539
* #	ValueVision Media, Inc. Class A	120,445	792,528
* #	Varsity Group, Inc.	36,537	10,230
* #	VCG Holding Corp.	54,710	560,777
	Virco Manufacturing Corp.	31,244	248,077
	Visteon Corp.	417,800	1,838,320
*	Volcom, Inc.	55,921	1,508,189
*	Voyager Learning Co.	81,100	433,885
*	Warnaco Group, Inc.	147,217	5,432,307
*	Waxman Industries, Inc.	600	4,500
* #	WCI Communities, Inc.	117,700	395,472
*	Wells-Gardner Electronics Corp.	30,538	52,220
* #	West Marine, Inc.	60,068	530,400
	Westwood One, Inc.	262,600	501,566
* #	Wet Seal, Inc. Class A	235,704	502,050
	Weyco Group, Inc.	4,255	116,502
*	Williams Controls, Inc.	11,771	205,639
*	Wilsons The Leather Experts, Inc.	111,345	121,366
*	Winmark Corp.	12,239	263,138
#	Winnebago Industries, Inc.	102,334	2,202,228
* #	WisdomTree Investments, Inc.	4,500	13,050
* #	WMS Industries, Inc.	158,821	5,304,621
	Wolverine World Wide, Inc.	180,000	4,458,600
	World Wrestling Entertainment, Inc.	75,600	1,191,456
* #	WorldSpace, Inc. Class A	19,200	67,008
* #	Xanadoo Co.	170	56,950
	Xerium Technologies, Inc.	48,200	286,790
*	Young Broadcasting, Inc. Class A	64,811	91,384
* #	Zale Corp.	158,600	2,837,354
* #	Zumiez, Inc.	65,326	1,816,063
Total Consumer Discretionary			504,954,221

Consumer Staples — (3.1%)
	Alico, Inc.	24,095	1,069,577
*	Alliance One International, Inc.	319,316	1,318,775
#	American Italian Pasta Co.	57,100	413,975
#	Andersons, Inc.	60,510	2,566,834
*	Atlantic Premium Brands, Ltd.	1,900	1,548
*	Bactolac Pharmaceutical, Inc.	1	1,462
*	Boston Beer Co., Inc. Class A	32,200	1,068,718
*	Bridgford Foods Corp.	11,450	79,692

9

*	Cagle’s, Inc. Class A	4,012	34,704
#	Calavo Growers, Inc.	35,252	656,745
#	Cal-Maine Foods, Inc.	70,500	1,736,415
* #	Caribou Coffee Co.	8,723	39,951
	Casey’s General Stores, Inc.	168,610	4,889,690
	CCA Industries, Inc.	19,866	193,495
* #	Central European Distribution Corp.	133,739	6,686,950
*	Central Garden & Pet Co.	69,600	373,752
*	Central Garden & Pet Co. Class A	139,200	730,800
* #	Chattem, Inc.	63,100	4,474,421
#	Chiquita Brands International, Inc.	143,396	2,751,769
	Coca-Cola Bottling Co. Consolidated	13,285	753,791
*	Cuisine Solutions, Inc.	53,122	236,393
*	Darling International, Inc.	269,700	2,764,425
	Diamond Foods, Inc.	34,071	681,761
*	Elizabeth Arden, Inc.	92,700	2,227,581
	Farmer Brothers Co.	29,900	687,401
#	Flowers Foods, Inc.	268,405	6,235,048
#	Gatehouse Media, Inc.	44,100	361,620
	Glacier Water Services, Inc.	3,500	210,000
	Golden Enterprises, Inc.	12,900	39,216
#	Great Atlantic & Pacific Tea, Inc.	139,500	4,191,975
* #	Green Mountain Coffee, Inc.	75,003	2,446,598
	Griffin Land & Nurseries, Inc. Class A	2,471	85,818
*	Hain Celestial Group, Inc.	131,595	4,353,163
*	IGI, Inc.	934	999
#	Imperial Sugar Co.	25,220	575,520
	Ingles Market, Inc. Class A	40,759	969,657
*	Integrated Biopharma, Inc.	40,600	125,860
	Inter Parfums, Inc.	65,936	1,204,651
	J & J Snack Foods Corp.	61,817	2,001,634
*	Katy Industries, Inc.	11,399	15,389
	Lancaster Colony Corp.	105,485	4,063,282
	Lance, Inc.	103,192	2,140,202
* #	Lifeway Foods, Inc.	55,870	568,757
	Longs Drug Stores Corp.	113,700	6,017,004
#	Mannatech, Inc.	85,600	540,136
* #	Maui Land & Pineapple Co., Inc.	24,428	687,648
* #	Medifast, Inc.	41,900	176,399
#	MGP Ingredients, Inc.	51,855	426,248
*	Monterey Pasta Co.	54,287	184,033
#	Nash Finch Co.	42,840	1,528,960
	National Beverage Corp.	151,060	1,117,844
*	Natrol, Inc.	27,908	121,400
*	Natural Alternatives International, Inc.	20,009	160,672
* #	Natural Health Trends Corp.	19,173	30,485
	Nature’s Sunshine Products, Inc.	39,984	381,048
	Nu Skin Enterprises, Inc. Class A	219,000	3,874,110
	Oil-Dri Corp. of America	6,525	141,397
*	Omega Protein Corp.	43,723	314,806
* #	Pantry, Inc.	71,300	2,052,727
* #	Parlux Fragrances, Inc.	59,046	237,365
*	Pathmark Stores, Inc.	163,678	2,111,446
* #	Peet’s Coffee & Tea, Inc.	44,857	1,198,579
*	Performance Food Group Co.	121,287	3,358,437

10

*	Pizza Inn, Inc.	9,500	27,075
*	Prestige Brands Holdings, Inc.	99,500	827,840
	PriceSmart, Inc.	95,368	2,844,827
*	Pyramid Breweries, Inc.	28,463	68,596
	Ralcorp Holdings, Inc.	84,300	5,175,177
#	Reddy Ice Holdings, Inc.	45,000	1,174,050
*	Redhook Ale Brewery, Inc.	24,893	158,817
#	Reliv International, Inc.	53,547	421,950
* #	Revlon, Inc.	1,331,416	1,531,128
	Rocky Mountain Chocolate Factory, Inc.	19,971	349,892
	Ruddick Corp.	154,892	5,543,585
#	Sanderson Farms, Inc.	65,200	2,025,112
*	Sanfilippo (John B.) & Son, Inc.	25,490	216,155
*	Scheid Vineyards, Inc.	440	16,071
	Schiff Nutrition International, Inc.	15,675	87,780
	Seaboard Corp.	1,190	1,795,710
*	Seneca Foods Corp. Class A	700	17,990
*	Seneca Foods Corp. Class B	1,300	33,540
	Spartan Stores, Inc.	70,075	1,576,687
* #	Spectrum Brands, Inc.	158,400	818,928
* #	Star Scientific, Inc.	240,895	228,850
	Stephan Co.	3,400	11,203
	Tasty Baking Co.	22,700	222,006
*	Tofutti Brands, Inc.	17,730	51,417
#	Tootsie Roll Industries, Inc.	118,005	2,907,643
* #	TreeHouse Foods, Inc.	25,231	594,695
* #	United Natural Foods, Inc.	133,613	3,913,525
	United-Guardian, Inc.	7,500	76,200
	Universal Corp.	84,100	4,514,488
* #	USANA Health Services, Inc.	59,260	2,469,957
#	Vector Group, Ltd.	194,074	4,273,509
* #	Vermont Pure Holdings, Ltd.	16,500	26,895
	Village Super Market, Inc.	4,197	224,917
	WD-40 Co.	57,189	2,268,688
	Weis Markets, Inc.	87,403	3,576,531
* #	Winn-Dixie Stores, Inc.	30,852	583,411
*	Zapata Corp.	24,592	174,849
Total Consumer Staples			141,520,452

Energy — (5.2%)
* #	Abraxas Petroleum Corp.	119,700	406,980
	Adams Resources & Energy, Inc.	13,200	328,680
*	Allis-Chalmers Energy, Inc.	114,300	1,731,645
#	Alon USA Energy, Inc.	87,300	2,428,686
* #	Alpha Natural Resources, Inc.	157,300	4,420,130
* #	American Oil & Gas, Inc.	125,971	811,253
*	Arena Resources, Inc.	97,800	3,676,302
	Atlas America, Inc.	97,129	5,514,985
* #	ATP Oil & Gas Corp.	97,700	4,355,466
*	Atwood Oceanics, Inc.	85,552	7,464,412
	Barnwell Industries, Inc.	21,690	298,454
* #	Basic Energy Services, Inc.	98,100	1,912,950
#	Berry Petroleum Corp. Class A	136,100	5,629,096
* #	Bill Barret Corp.	106,500	4,110,900
*	Bois d’Arc Energy, Inc.	141,275	2,768,990

11

* #	Bolt Technology Corp.	18,600	726,702
*	Boots & Coots International Well Control, Inc.	192,700	244,729
* #	BPZ Resources, Inc.	87,544	998,002
*	Brigham Exploration Co.	143,013	988,220
*	Bristow Group, Inc.	73,600	4,048,000
*	Bronco Drilling Co., Inc.	59,200	850,112
*	Callon Petroleum Co.	66,562	995,102
#	CARBO Ceramics, Inc.	81,550	3,237,535
*	Carrizo Oil & Gas, Inc.	86,596	4,195,576
*	Catalytica Energy Systems, Inc.	2,699	17,139
* #	Cheniere Energy, Inc.	82,100	2,857,080
	CKX Lands, Inc.	2,000	24,860
*	Clayton Williams Energy, Inc.	37,876	1,089,314
*	Complete Production Services, Inc.	193,460	3,428,111
*	Comstock Resources, Inc.	146,300	4,901,050
* #	Contango Oil & Gas Co.	51,250	2,419,000
* #	Dawson Geophysical Co.	25,300	1,695,606
	Delek US Holdings, Inc.	90,300	1,665,132
* #	Delta Petroleum Corp.	185,315	2,848,292
* #	Dril-Quip, Inc.	128,800	7,266,896
* #	Dune Energy, Inc.	126,200	253,662
* #	Edge Petroleum Corp.	65,493	386,409
*	Encore Acquisition Co.	169,140	5,505,507
* #	Endeavour International Corp.	283,100	348,213
*	Energy Partners, Ltd.	104,300	1,291,234
* #	Evergreen Energy, Inc.	229,400	841,898
*	Evolution Petroleum Corp.	22,793	93,451
* #	EXCO Resources, Inc.	185,100	2,587,698
* #	Exterran Holdings, Inc.	91,382	7,314,215
#	Foundation Coal Holdings, Inc.	99,070	4,501,741
* #	FX Energy, Inc.	118,754	883,530
* #	Gasco Energy, Inc.	237,895	471,032
* #	Goodrich Petroleum Corp.	96,500	2,357,495
* #	Grey Wolf, Inc.	621,700	3,158,236
	Gulf Island Fabrication, Inc.	45,277	1,440,261
*	Gulfmark Offshore, Inc.	76,014	3,378,062
*	Gulfport Energy Corp.	115,818	2,411,331
* #	Harvest Natural Resources, Inc.	125,200	1,631,356
*	Hkn, Inc.	4,300	36,980
*	Horizon Offshore, Inc.	29,159	493,953
* #	Hornbeck Offshore Services, Inc.	83,600	3,441,812
*	Houston American Energy Corp.	93,156	276,673
* #	Infinity, Inc.	50,811	25,405
*	Key Energy Group, Inc.	109,800	1,471,320
	Lufkin Industries, Inc.	48,712	2,533,511
*	Mariner Energy, Inc.	248,600	5,389,648
#	MarkWest Hydrocarbon, Inc.	40,023	2,453,410
	Massey Energy Co.	162,300	5,510,085
*	Matrix Service Co.	85,994	2,243,583
*	McMoran Exploration Co.	87,664	1,030,929
*	Meridian Resource Corp.	271,200	471,888
*	Mexco Energy Corp.	300	1,290
*	Mitcham Industries, Inc.	32,100	584,220
*	NATCO Group, Inc. Class A	56,100	2,666,994
* #	National Coal Corp.	66,200	212,502

12

*	Natural Gas Services Group	38,389	692,538
*	Newpark Resources, Inc.	291,400	1,567,732
* #	Ngas Resources, Inc.	43,818	271,672
*	Oil States International, Inc.	159,653	5,062,597
*	OMNI Energy Services Corp.	58,300	296,164
* #	Pacific Ethanol, Inc.	132,960	812,386
	Panhandle Royalty Co.	14,090	382,121
* #	Parallel Petroleum Corp.	121,600	2,328,640
*	Parker Drilling Co.	356,300	2,547,545
#	Penn Virginia Corp.	121,100	5,040,182
*	Petrohawk Energy Corp.	111,673	1,820,270
*	Petroleum Development Corp.	49,133	2,489,569
*	PetroQuest Energy, Inc.	154,700	2,055,963
*	PHI, Inc. (69336T106)	200	6,684
*	PHI, Inc. (69336T205)	39,700	1,266,033
*	Pioneer Drilling Co.	157,200	1,872,252
* #	PowerSecure International, Inc.	51,200	703,488
*	Quest Resource Corp.	53,091	427,913
*	Rentech, Inc.	430,300	895,024
	Royale Energy, Inc.	14,137	36,615
#	RPC, Inc.	333,300	3,699,630
*	Stone Energy Corp.	71,463	3,230,128
* #	SulphCo, Inc.	195,500	1,036,150
* #	Superior Well Services, Inc.	53,863	1,044,404
*	Swift Energy Corp.	96,600	3,913,266
* #	Syntroleum Corp.	158,726	199,995
*	T-3 Energy Services, Inc.	15,712	792,042
*	Teton Energy Corp.	50,786	211,778
*	TETRA Technologies, Inc.	174,200	2,754,102
*	TGC Industries, Inc.	53,551	484,637
* #	Toreador Resources Corp.	53,518	348,937
* #	Transmeridian Exploration, Inc.	288,400	510,468
* #	Trico Marine Services, Inc.	48,019	1,698,432
* #	Tri-Valley Corp.	75,510	467,407
* #	TXCO Resources, Inc.	129,034	1,554,860
*	Union Drilling, Inc.	39,492	501,548
* #	Uranium Resources, Inc.	49,517	587,272
#	USEC, Inc.	282,131	2,316,296
*	VAALCO Energy, Inc.	183,200	798,752
* #	Verenium Corp.	155,730	568,414
* #	Warren Resources, Inc.	128,000	1,633,280
* #	Westmoreland Coal Co.	28,200	455,430
*	Westside Energy Corp.	54,600	133,224
* #	W-H Energy Services, Inc.	98,000	4,949,000
*	Whiting Petroleum Corp.	119,660	6,308,475
	World Fuel Services Corp.	95,100	3,008,964
Total Energy			231,837,200

Financials — (10.7%)
*	1st Constitution Bancorp	1,379	20,685
	1st Independence Financial Group, Inc.	3,373	43,006
	1st Source Corp.	67,774	1,364,968
#	21st Century Holding Co.	25,050	323,646
	Abigail Adams National Bancorp, Inc.	1,963	21,829
*	Abington Bancorp, Inc.	900	7,974

13

	Access National Corp.	10,571	61,523
	Advance America Cash Advance Centers, Inc.	183,700	1,675,344
	Advanta Corp. Class A	47,245	440,323
	Advanta Corp. Class B	97,111	972,081
	Affirmative Insurance Holdings, Inc.	13,878	153,629
	Alabama National Bancorporation	68,751	5,313,765
	Alfa Corp.	268,519	5,802,696
	Alliance Financial Corp.	1,855	44,687
*	Alphatec Holdings, Inc.	2,600	11,934
*	AmComp, Inc.	25,900	256,151
#	Amcore Financial, Inc.	79,165	1,860,377
	Ameriana Bancorp	2,912	22,743
	American Bancorp of New Jersey, Inc.	27,200	291,040
	American Equity Investment Life Holding Co.	175,900	1,584,859
*	American Independence Corp.	8,100	74,439
	American National Bankshares, Inc.	2,255	45,889
	American Physicians Capital, Inc.	33,900	1,422,444
	American Physicians Services Group, Inc.	100	1,950
#	American River Bankshares	18,897	380,775
*	American Spectrum Realty, Inc.	100	1,800
	American West Bancorporation	50,206	911,239
	Ameris Bancorp	40,924	688,751
*	Amerisafe, Inc.	42,729	652,045
*	AmeriServe Financial, Inc.	60,295	176,061
#	Anchor Bancorp Wisconsin, Inc.	72,992	1,855,457
*	Argo Group International Holdings, Ltd.	67,823	2,679,687
	Arrow Financial Corp.	29,653	637,243
	ASB Financial Corp.	900	15,435
#	Asset Acceptance Capital Corp.	116,344	1,314,687
#	ASTA Funding, Inc.	46,100	1,666,976
*	Atlantic American Corp.	21,640	37,870
	Atlantic Coast Federal Corp.	14,375	177,387
	Baldwin & Lyons, Inc. Class B	28,558	769,353
#	BancFirst Corp.	50,953	2,382,562
*	Bancinsurance Corp.	5,600	30,240
	Bancorp Rhode Island, Inc.	6,478	232,625
	BancorpSouth, Inc.	52,400	1,281,704
#	BancTrust Financial Group, Inc.	784	9,565
	Bank of Commerce Holdings	4,954	44,536
*	Bank of Florida Corp.	27,428	351,078
	Bank of Granite Corp.	53,488	617,786
#	Bank of the Ozarks, Inc.	55,900	1,626,131
#	BankAtlantic Bancorp, Inc. Class A	105,795	407,311
#	BankFinancial Corp.	78,368	1,238,998
#	BankUnited Financial Corp. Class A	109,875	876,802
	Banner Corp.	42,643	1,277,584
	Bar Harbor Bankshares	1,700	53,890
	BCB Bancorp, Inc.	600	9,810
*	Beach First National Bancshares, Inc.	7,267	121,286
	Benjamin Franklin Bancorp, Inc.	200	2,636
	Berkshire Hills Bancorp, Inc.	28,553	692,981
	Beverly Hills Bancorp, Inc.	66,237	359,005
*	BFC Financial Corp.	64,538	92,935
*	BNCCORP., Inc.	3,900	59,163
*	BNS Holding, Inc.	4,020	59,295

14

#	Boston Private Financial Holdings, Inc.	122,300	3,368,142
*	Bridge Capital Holdings	1,733	36,826
	Brooke Corp.	28,854	199,958
	Brookline Bancorp, Inc.	202,419	2,074,795
	Bryn Mawr Bank Corp.	6,657	149,383
	C&F Financial Corp.	1,115	40,530
*	CabelTel International Corp.	674	960
	Cadence Financial Corp.	5,700	93,195
	California First National Bancorp	11,500	142,715
	Camco Financial Corp.	9,161	109,840
	Camden National Corp.	21,734	645,500
	Capital Bank Corp.	1,960	25,500
#	Capital City Bank Group, Inc.	37,553	1,090,164
#	Capital Corp. of the West	33,719	633,580
	Capital Southwest Corp.	1,200	144,288
#	Capitol Bancorp, Ltd.	53,874	1,079,635
	Cardinal Financial Corp.	80,487	771,065
	Carver Bancorp, Inc.	1,400	20,300
	Cascade Financial Corp.	2,300	31,418
	Cash America International, Inc.	99,190	3,568,856
* #	Cash Systems, Inc.	60,252	312,708
#	Cathay General Bancorp	122,639	3,554,078
* #	Centennial Bank Holdings, Inc.	96,198	485,800
#	Center Bancorp, Inc.	43,474	519,949
	Center Financial Corp.	52,238	642,527
	Centerstate Banks of Florida, Inc.	6,448	80,407
	Central Bancorp, Inc.	1,600	36,392
	Central Pacific Financial Corp.	101,900	2,059,399
	Central Virginia Bankshares, Inc.	3,032	53,818
	Centrue Financial Corp.	1,076	23,672
	Century Bancorp, Inc. Class A	1,385	29,888
	CFS Bancorp, Inc.	26,720	379,691
	Charter Financial Corp.	23,869	912,989
#	Chemical Financial Corp.	82,063	2,059,781
	Chittenden Corp.	150,442	5,269,983
	Citizens Community Bancorp, Inc.	100	919
	Citizens First Bancorp, Inc.	26,377	388,269
*	Citizens First Corp.	400	4,000
	Citizens Republic Bancorp, Inc.	240,549	3,420,607
	Citizens South Banking Corp.	16,429	191,398
* #	Citizens, Inc.	133,560	876,154
	City Holding Co.	57,930	2,084,321
* #	Clayton Holdings, Inc.	13,000	51,090
*	CNA Surety Corp.	141,931	2,928,037
#	CNB Financial Corp.	3,800	51,870
#	CoBiz Financial, Inc.	61,975	1,012,671
	Codorus Valley Bancorp, Inc.	731	13,165
#	Cohen & Steers, Inc.	124,600	3,534,902
	Colony Bankcorp, Inc.	9,572	153,152
	Columbia Banking System, Inc.	53,787	1,657,177
	Comm Bancorp, Inc.	532	25,621
*	Command Security Corp.	1,000	3,350
	Commerce Group, Inc.	16,900	607,555
	Commercial National Financial Corp.	3,500	58,275
	Commonwealth Bankshares, Inc.	1,998	35,964

15

* #	Community Bancorp	9,148	164,938
	Community Bank System, Inc.	96,994	1,956,369
	Community Bankshares, Inc.	610	7,899
	Community Central Bank Corp.	1,764	13,283
	Community Trust Bancorp, Inc.	50,694	1,432,105
	Community West Bancshares	6,650	76,641
	Compass Diversified Holdings	9,316	138,715
* #	CompuCredit Corp.	163,060	2,113,258
#	Consolidated-Tokoma Land Co.	17,621	1,111,885
*	Consumer Portfolio Services, Inc.	71,168	235,566
	Cooperative Bankshares, Inc.	5,911	80,922
*	Core-Mark Holding Co., Inc.	12,951	347,475
#	Corus Bankshares, Inc.	93,410	886,461
*	Cowen Group, Inc.	53,899	578,336
*	Cowlitz Bancorporation	1,870	23,319
	Crawford & Co. Class A	30,595	101,575
#	Crawford & Co. Class B	27,220	108,880
#	CVB Financial Corp.	264,575	2,942,074
*	Dearborn Bancorp, Inc.	11,355	116,048
	Delphi Financial Group, Inc. Class A	107,875	4,146,715
#	Delta Financial Corp.	77,300	142,232
	Dime Community Bancshares	120,203	1,631,155
*	Dollar Financial Corp.	55,153	1,647,972
	Donegal Group, Inc. Class A	63,459	1,071,823
	Donegal Group, Inc. Class B	5,080	96,901
	East West Bancorp, Inc.	135	3,638
*	Eastern Insurance Holdings, Inc.	4,344	70,503
	ECB Bancorp, Inc.	600	15,300
	EMC Insurance Group, Inc.	46,160	1,123,996
*	Empire Financial Holding Co.	1,972	2,169
*	Encore Capital Group, Inc.	71,500	734,305
* #	Enstar Group, Ltd.	411	44,593
#	Enterprise Financial Services Corp.	37,404	857,674
#	Epoch Holding Corp.	8,000	111,920
	ESB Financial Corp.	13,862	144,026
	Evans Bancorp, Inc.	611	10,387
*	Exlservice Holdings, Inc.	30,534	731,900
*	EZCORP, Inc. Class A	30,900	388,104
#	F.N.B. Corp.	201,620	3,127,126
	FBL Financial Group, Inc. Class A	93,470	3,464,933
	Federal Agriculture Mortgage Corp. Class A	800	14,840
#	Federal Agriculture Mortgage Corp. Class C	29,300	797,253
#	Federal Trust Corp.	1,293	4,138
	Fidelity Bancorp, Inc.	296	4,396
	Fidelity Southern Corp.	8,700	95,700
	Financial Federal Corp.	91,800	2,027,862
*	Financial Industries Corp.	11,882	68,321
	Financial Institutions, Inc.	13,334	240,412
*	First Acceptance Corp.	152,247	615,078
	First Albany Companies, Inc.	40,488	47,371
#	First Bancorp	47,865	914,700
	First Bancshares, Inc.	145	2,407
*	First Bank of Delaware	6,667	18,334
#	First Busey Corp.	83,886	1,752,379
*	First Cash Financial Services, Inc.	107,462	1,826,854

16

#	First Charter Corp.	114,432	3,446,692
#	First Commonwealth Financial Corp.	243,572	2,835,178
	First Community Bancorp	99,233	4,464,493
#	First Community Bancshares, Inc.	37,122	1,191,987
	First Defiance Financial Corp.	15,887	351,103
	First Federal Bancshares of Arkansas, Inc.	6,839	104,295
	First Federal Bankshares, Inc.	1,703	26,396
#	First Financial Bancorp	130,148	1,494,099
#	First Financial Bankshares, Inc.	69,206	2,699,034
	First Financial Corp.	41,587	1,180,239
	First Financial Holdings, Inc.	40,272	1,103,856
	First Financial Service Corp.	3,511	89,320
	First Franklin Corp.	300	3,384
	First Indiana Corp.	50,702	1,614,859
*	First Investors Financial Services Group, Inc.	5,300	33,390
*	First Keystone Financial, Inc.	2,200	26,400
	First M&F Corp.	8,514	140,311
*	First Mariner Bancorp, Inc.	6,300	38,304
	First Merchants Corp.	59,743	1,295,826
	First Midwest Bancorp, Inc.	113,956	3,726,361
	First Mutual Bancshares, Inc.	12,370	328,423
	First National Lincoln Corp.	2,330	34,251
	First Niagara Financial Group, Inc.	364,704	4,533,271
	First PacTrust Bancorp, Inc.	8,200	165,640
	First Place Financial Corp.	54,858	792,150
*	First Regional Bancorp	39,700	874,988
	First Security Group, Inc.	4,500	42,750
#	First South Bancorp, Inc.	18,991	457,873
	First State Bancorporation	62,576	914,861
	First State Financial Corp.	3,100	31,000
	First United Corp.	5,666	114,453
	Firstbank Corp.	9,282	146,101
*	FirstCity Financial Corp.	36,000	292,320
* #	FirstFed Financial Corp.	12,200	427,244
	FirstMerit Corp.	180,087	3,711,593
#	Flagstar Bancorp, Inc.	184,200	1,160,460
	Flushing Financial Corp.	70,194	1,127,316
	FNB Corp.	3,103	84,495
	FNB United Corp.	4,780	59,750
*	FPIC Insurance Group, Inc.	29,646	1,266,774
* #	Franklin Bank Corp.	54,357	231,017
* #	Franklin Credit Management Corp.	3,100	3,255
#	Frontier Financial Corp.	145,863	2,794,735
	GAMCO Investors, Inc.	25,200	1,343,160
	Gateway Financial Holdings, Inc.	36,861	489,883
	GB&T Bancshares, Inc.	44,418	471,719
	German American Bancorp, Inc.	6,200	81,530
#	Glacier Bancorp, Inc.	175,498	3,494,165
*	Golfsmith International Holdings, Inc.	1,000	4,000
	Gouverneur Bancorp, Inc.	195	2,106
*	Great Lakes Bancorp, Inc.	19,055	245,619
	Great Pee Dee Bancorp, Inc.	262	5,824
#	Great Southern Bancorp, Inc.	44,332	985,500
	Greater Community Bancorp	5,867	110,006
	Greene Bancshares, Inc.	32,822	980,393

17

	Greenhill & Co., Inc.	46,900	3,390,401
*	Grubb & Ellis Co.	85,774	442,594
	GS Financial Corp.	900	16,852
	Guaranty Bancshares, Inc.	2,900	79,025
	Guaranty Federal Bancshares, Inc.	6,915	197,769
*	Hallmark Financial Services, Inc.	35,283	527,834
#	Hancock Holding Co.	92,729	3,635,904
	Hanmi Financial Corp.	158,947	1,524,302
	Harleysville Group, Inc.	98,235	3,438,225
#	Harleysville National Corp.	90,948	1,396,052
	Harrington West Financial Group, Inc.	2,000	24,500
#	Heartland Financial USA, Inc.	11,720	234,283
	Hercules Technology Growth Capital, Inc.	76,799	906,996
	Heritage Commerce Corp.	38,956	693,417
	Heritage Financial Corp.	22,960	477,798
	Heritage Financial Group	200	2,700
	HF Financial Corp.	6,435	97,426
	Hilb Rogal Hamilton Co.	118,400	5,061,600
	Hingham Institution for Savings	709	21,979
	HMN Financial, Inc.	8,097	194,085
#	Home Bancshares, Inc.	14,100	282,423
	Home Federal Bancorp	4,936	123,400
	Home Federal Bancorp, Inc.	2,000	22,240
	HopFed Bancorp, Inc.	2,100	30,450
	Horace Mann Educators Corp.	131,938	2,580,707
	Horizon Financial Corp.	40,867	703,321
*	HouseValues, Inc.	800	2,736
	IBERIABANK Corp.	38,757	1,875,839
	IBT Bancorp, Inc.	4,700	81,780
	Imperial Capital Bancorp, Inc.	13,700	312,360
	Independence Holding Co.	11,882	161,120
	Independent Bank Corp. (MA)	47,323	1,369,528
#	Independent Bank Corp. (MI)	69,824	667,517
	Infinity Property & Casualty Corp.	62,246	2,433,196
	Integra Bank Corp.	55,738	895,710
	International Bancshares Corp.	124,297	2,739,506
	International Securities Exchange Holdings, Inc.	26,200	1,760,378
	Intervest Bancshares Corp.	23,100	367,983
*	Investment Technology Group, Inc.	120,100	5,486,168
*	Investors Bancorp, Inc.	179,652	2,635,495
*	Investors Capital Holdings, Ltd.	100	500
	Investors Title Co.	1,985	74,934
	Irwin Financial Corp.	96,600	785,358
	James River Group, Inc.	3,454	118,127
	Kearny Financial Corp.	106,475	1,347,973
*	Kennedy-Wilson, Inc.	8,400	360,150
	Kentucky First Federal Bancorp	2,750	27,637
#	K-Fed Bancorp	9,100	110,656
*	KMG America Corp.	29,150	180,730
	KNBT Bancorp, Inc.	86,984	1,379,566
*	Knight Capital Group, Inc.	284,723	3,801,052
* #	LaBranche & Co., Inc.	110,100	584,631
#	Lakeland Bancorp, Inc.	46,589	536,239
	Lakeland Financial Corp.	37,876	717,371
#	LandAmerica Financial Group, Inc.	59,200	1,558,144

18

	Landmark Bancorp, Inc.	2,940	80,674
	Leesport Financial Corp.	3,437	60,904
	Legacy Bancorp, Inc.	13,822	175,954
#	Life Partners Holdings, Inc.	18,928	668,158
	Lincoln Bancorp	1,800	28,728
	LNB Bancorp, Inc.	2,559	36,466
*	Loopnet, Inc.	65,947	1,012,946
	LSB Corp.	5,762	93,402
#	Macatawa Bank Corp.	51,715	516,116
#	MainSource Financial Group, Inc.	52,030	783,572
* #	MarketAxess Holdings, Inc.	101,625	1,459,335
*	Marlin Business Services, Inc.	40,333	544,495
	MASSBANK Corp.	7,200	260,640
	Mayflower Bancorp, Inc.	700	8,585
*	Mays (J.W.), Inc.	200	4,606
	MB Financial, Inc.	119,093	3,775,248
	MBT Financial Corp.	51,325	487,587
	MCG Capital Corp.	202,334	2,286,374
*	Meadowbrook Insurance Group, Inc.	79,600	731,524
	Medallion Financial Corp.	54,422	534,968
	Mercantile Bancorp, Inc.	485	12,755
	Mercantile Bank Corp.	20,345	348,510
	Mercer Insurance Group, Inc.	19,900	352,429
	Merchants Bancshares, Inc.	21,481	500,507
#	Meta Financial Group, Inc.	3,602	141,775
	MetroCorp Bancshares, Inc.	14,701	209,930
	MFB Corp.	1,300	33,520
	MicroFinancial, Inc.	23,300	145,159
	Mid Penn Bancorp, Inc.	210	5,313
	Midland Co.	26,773	1,712,401
#	MidSouth Bancorp, Inc.	2,128	45,028
#	Midwest Banc Holdings, Inc.	75,220	947,772
	MidWestOne Financial Group, Inc.	296	5,017
	Monroe Bancorp	1,500	24,375
*	Move, Inc.	525,537	1,235,012
	MutualFirst Financial, Inc.	4,284	74,542
	Nara Bancorp, Inc.	84,511	1,127,377
#	National Interstate Corp.	41,302	1,360,075
#	National Penn Bancshares, Inc.	163,704	2,571,790
	National Western Life Insurance Co. Class A	1,400	281,358
*	Navidec Financial, Inc.	644	489
*	Navigators Group, Inc.	55,784	3,274,521
	NBT Bancorp, Inc.	110,699	2,759,726
#	Nelnet, Inc. Class A	45,600	628,824
	New England Bancshares, Inc.	1,999	23,888
	New Hampshire Thrift Bancshares, Inc.	2,700	33,750
	New Westfield Financial, Inc.	9,137	88,263
	NewAlliance Bancshares, Inc.	258,928	3,340,171
	NewBridge Bancorp	16,037	159,729
*	Newtek Business Services, Inc.	87,488	105,860
*	NexCen Brands, Inc.	168,203	756,913
*	Nexity Financial Corp.	500	3,655
	North Central Bancshares, Inc.	1,700	55,862
	North Valley Bancorp	2,455	35,843
	Northeast Bancorp	900	13,950

19

	Northeast Community Bancorp, Inc.	5,300	61,957
	Northrim Bancorp, Inc.	16,122	301,965
#	Northway Financial, Inc.	5,000	83,750
#	Northwest Bancorp, Inc.	166,805	4,627,171
	Norwood Financial Corp.	200	6,150
	NYMAGIC, Inc.	27,756	618,404
	Oak Hill Financial, Inc.	16,720	502,938
*	Ocean Shore Holding Co.	402	4,104
#	OceanFirst Financial Corp.	38,580	635,027
* #	Ocwen Financial Corp.	189,218	1,059,621
	Ohio Valley Banc Corp.	2,100	53,529
#	Old National Bancorp	221,900	3,545,962
	Old Second Bancorp, Inc.	34,573	915,839
#	Omega Financial Corp.	40,667	1,258,644
	optionsXpress Holding, Inc.	144,792	4,403,125
	PAB Bankshares, Inc.	6,327	94,842
#	Pacific Capital Bancorp	153,027	3,144,705
	Pacific Continental Corp.	18,916	278,065
*	Pacific Mercantile Bancorp	29,820	394,519
*	Pacific Premier Bancorp, Inc.	5,305	49,655
*	Pacific State Bancorp	3,600	46,548
	Pamrapo Bancorp, Inc.	8,401	171,128
	Park Bancorp, Inc.	1,650	40,879
#	Park National Corp.	23,771	1,796,374
	Parkvale Financial Corp.	6,504	187,380
	Partners Trust Financial Group, Inc.	141,789	1,807,810
	Patriot Capital Funding, Inc.	12,700	136,144
	Patriot National Bancorp	900	15,921
	PAULA Financial	5,900	11,918
	Peapack-Gladstone Financial Corp.	9,550	239,466
* # •	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	73,100	482,460
	Penns Woods Bancorp, Inc.	4,686	149,811
*	Pennsylvania Commerce Bancorp, Inc.	12,939	363,198
	Peoples Bancorp of Indiana	555	8,797
	Peoples Bancorp of North Carolina	3,281	53,743
	Peoples Bancorp, Inc.	32,418	784,191
#	PFF Bancorp, Inc.	40,600	381,640
*	Pico Holdings, Inc.	74,910	2,883,286
	Pinnacle Bancshares, Inc.	35	435
*	Pinnacle Financial Partners, Inc.	46,735	1,361,391
*	Piper Jaffray Companies, Inc.	51,200	2,371,584
*	PMA Capital Corp. Class A	102,408	895,046
*	Porter Bancorp, Inc.	900	18,117
#	Portfolio Recovery Associates, Inc.	51,805	2,086,705
	Preferred Bank	15,085	403,222
	Premier Financial Bancorp, Inc.	5,300	68,900
	Presidential Life Corp.	75,492	1,301,482
	Princeton National Bancorp, Inc.	1,801	43,260
#	PrivateBancorp, Inc.	68,071	2,083,653
* #	ProAssurance Corp.	90,550	4,965,762
	ProCentury Corp.	42,890	603,462
	Prosperity Bancshares, Inc.	141,511	4,548,164
#	Providence Community Bancshares, Inc.	400	8,158
	Provident Bankshares Corp.	104,193	2,443,326

20

	Provident Financial Holdings, Inc.	20,425	372,960
	Provident Financial Services, Inc.	215,753	3,206,090
	Provident New York Bancorp	141,347	1,724,433
	Pulaski Financial Corp.	26,959	290,888
#	QC Holdings, Inc.	32,690	454,064
	Rainier Pacific Financial Group, Inc.	20,466	303,101
	Renasant Corp.	46,560	908,386
#	Republic Bancorp, Inc. Class A	61,017	991,526
*	Republic First Bancorp, Inc.	12,871	99,107
#	Resource America, Inc.	56,953	923,778
*	Rewards Network, Inc.	86,970	454,853
	Riverview Bancorp, Inc.	36,783	481,857
	RLI Corp.	79,100	4,716,733
#	Rockville Financial, Inc.	20,764	283,844
	Rome Bancorp, Inc.	17,100	199,215
	Royal Bancshares of Pennsylvania, Inc. Class A	6,255	74,810
*	RTW, Inc.	13,050	160,123
	Rurban Financial Corp.	790	10,215
	S&T Bancorp, Inc.	82,081	2,629,054
#	S.Y. Bancorp, Inc.	45,300	1,071,798
	Safety Insurance Group, Inc.	23,428	855,356
	Salisbury Bancorp, Inc.	152	5,191
	Sanders Morris Harris Group, Inc.	56,639	551,097
#	Sandy Spring Bancorp, Inc.	50,850	1,492,956
#	SCBT Financial Corp.	16,743	519,033
*	SCPIE Holdings, Inc.	11,811	320,905
*	Seabright Insurance Holdings	51,000	791,010
#	Seacoast Banking Corp. of Florida	57,653	723,545
#	Security Bank Corp.	35,162	396,276
	Selective Insurance Group, Inc.	185,822	4,383,541
	Shore Financial Corp.	400	4,830
	Siebert Financial Corp.	21,700	72,695
#	Sierra Bancorp	30,707	766,447
* #	Signature Bank	47,477	1,759,023
	Simmons First National Corp. Class A	45,938	1,198,522
*	Smithtown Bancorp, Inc.	100	2,103
	South Financial Group, Inc.	108,700	1,947,904
#	South Street Financial Corp.	400	2,818
*	Southcoast Financial Corp.	7,756	115,564
	Southern Banc Co., Inc.	200	2,250
	Southern Community Financial Corp.	17,171	116,763
*	Southern Connecticut Bancorp, Inc.	2,000	14,600
*	Southern First Bancshares, Inc.	5,125	92,250
#	Southside Bancshares, Inc.	23,003	440,507
	Southwest Bancorp, Inc.	47,576	853,989
	Southwest Georgia Financial Corp.	653	11,689
	State Auto Financial Corp.	133,112	3,711,163
	State Bancorp, Inc.	37,860	553,513
	Sterling Bancorp	58,743	784,806
	Sterling Bancshares, Inc.	233,382	2,879,934
	Sterling Financial Corp.	160,307	2,874,305
	Sterling Financial Corp. (PA)	95,543	1,638,562
	Stewart Information Services Corp.	53,900	1,459,073
* #	Stifel Financial Corp.	48,300	2,248,365
*	Stratus Properties, Inc.	15,674	492,164

21

#	Suffolk Bancorp	33,188	1,024,182
*	Sun American Bancorp	2,560	12,186
*	Sun Bancorp, Inc.	69,867	1,177,259
* #	Superior Bancorp	109,430	655,486
#	Susquehanna Bancshares, Inc.	193,059	3,839,961
	Sussex Bancorp	600	7,446
*	SVB Financial Group	108,727	5,597,266
	SWS Group, Inc.	88,707	1,202,867
	Taylor Capital Group, Inc.	35,143	778,066
	Team Financial, Inc.	2,751	40,082
	Teche Holding Co.	700	27,790
* #	Tejon Ranch Co.	54,400	2,102,560
#	Temecula Valley Bancorp, Inc.	30,641	343,179
*	Texas Capital Bancshares, Inc.	41,800	881,144
	TF Financial Corp.	3,300	87,417
*	The Bancorp, Inc.	44,641	721,399
*	The Intergroup Corp.	1,960	35,398
	The Phoenix Companies, Inc.	256,500	3,083,130
	The Savannah Bancorp, Inc.	1,125	23,422
#	The Wilber Corp.	3,866	34,871
	Thomas Properties Group, Inc.	18,387	191,593
* #	Thomas Weisel Partners Group, Inc.	15,400	211,596
	TIB Financial Corp.	6,425	57,311
*	Tidelands Bancshares, Inc.	1,800	19,980
	TierOne Corp.	55,312	1,294,301
	Timberland Bancorp, Inc.	25,754	399,187
#	Tompkins Financial Corp.	15,456	657,653
	Tower Financial Corp.	2,600	32,760
	Tower Group, Inc.	53,156	1,723,318
*	Tradestation Group, Inc.	135,987	1,622,325
* #	Trenwick Group, Ltd.	11,975	10
* #	Triad Guaranty, Inc.	32,502	279,842
	Trico Bancshares	49,800	1,056,258
#	TrustCo Bank Corp. (NY)	227,704	2,420,494
#	Trustmark Corp.	109,853	2,796,857
#	UCBH Holdings, Inc.	199,929	3,214,858
	UMB Financial Corp.	136,601	5,138,930
	Umpqua Holdings Corp.	183,126	2,955,654
*	Unico American Corp.	12,100	125,840
#	Union Bankshares Corp.	41,152	852,258
	Union Bankshares, Inc.	1,008	20,840
*	United America Indemnity, Ltd.	22,943	454,271
	United Bancshares, Inc.	300	4,065
	United Bankshares, Inc.	128,101	3,981,379
*	United Capital Corp.	10,750	273,050
#	United Community Banks, Inc.	144,012	2,730,468
	United Community Financial Corp.	89,279	506,212
	United Financial Bancorp, Inc.	19,134	206,073
	United Fire & Casualty Co.	89,286	2,751,795
*	United PanAm Financial Corp.	52,952	296,531
#	United Security Bancshares (CA)	23,646	367,695
	United Western Bancorp, Inc.	13,331	280,084
	Unity Bancorp, Inc.	8,490	77,514
*	Universal American Financial Corp.	172,152	4,104,104
*	Universal Insurance Holdings, Inc.	43,400	318,990

22

#	Univest Corporation of Pennsylvania	40,352	859,498
	USB Holding Co., Inc.	70,414	1,484,347
#	Vineyard National Bancorp Co.	35,043	378,464
* #	Virginia Commerce Bancorp, Inc.	77,310	968,694
	Virginia Financial Group, Inc.	5,558	95,931
	Wainwright Bank & Trust Co.	105	1,357
	Washington Banking Co.	23,182	421,217
	Washington Savings Bank, F.S.B.	3,500	20,370
	Washington Trust Bancorp, Inc.	43,657	1,084,876
* #	Wauwatosa Holdings, Inc.	11,800	157,412
	Wayne Savings Bancshares, Inc.	1,800	20,052
	Webster Financial Corp.	32,700	1,101,663
	Wesbanco, Inc.	67,561	1,620,113
#	West Bancorporation	54,458	764,590
	West Coast Bancorp	50,495	1,007,880
#	Westamerica Bancorporation	97,757	4,595,557
* #	Western Alliance Bancorp	93,397	2,060,338
	Westwood Holdings Group, Inc.	13,252	500,926
	Whitney Holding Corp.	69,977	1,917,370
	Willow Financial Bancorp, Inc.	48,586	456,708
	Wilshire Bancorp, Inc.	88,750	827,150
*	Wilshire Enterprises, Inc.	7,207	28,035
	Wintrust Financial Corp.	79,319	2,801,547
*	World Acceptance Corp.	63,709	2,011,293
	WVS Financial Corp.	100	1,611
	Zenith National Insurance Corp.	92,700	3,896,181
* #	ZipRealty, Inc.	38,234	190,405
Total Financials			482,524,965

Health Care — (12.3%)
*	A.D.A.M., Inc.	700	6,293
*	Abaxis, Inc.	69,770	2,314,271
* #	Abiomed, Inc.	89,280	1,147,248
* #	Acadia Pharmaceuticals, Inc.	120,004	1,360,845
*	Accelr8 Technology Corp.	880	3,027
*	Accelrys, Inc.	88,298	709,033
*	Accentia Biopharmaceuticals, Inc.	8,276	19,697
* #	Access Pharmaceuticals, Inc.	5,300	16,006
*	Acusphere, Inc.	73,430	58,744
* #	Adams Respiratory Therapeutics, Inc.	82,173	3,544,943
*	Adolor Corp.	135,100	526,890
* #	Advanced Life Sciences Holdings, Inc.	96,300	200,304
* #	Advanced Medical Optics, Inc.	36,000	907,920
* #	ADVENTRX Pharmaceuticals, Inc.	170,000	89,930
* #	Affymetrix, Inc.	161,699	3,371,424
*	Air Methods Corp.	39,670	2,088,625
* #	Akorn, Inc.	254,643	1,945,473
*	Albany Molecular Research, Inc.	112,381	1,484,553
* #	Alexion Pharmaceuticals, Inc.	94,913	6,902,073
*	Alexza Pharmaceuticals, Inc.	12,219	107,038
* #	Align Technology, Inc.	219,710	3,710,902
*	Alkermes, Inc.	335,639	4,786,212
*	Alliance Imaging, Inc.	166,500	1,590,075
*	Allied Healthcare International, Inc.	143,807	353,765
*	Allied Healthcare Products, Inc.	7,100	44,375

23

*	Allion Healthcare, Inc.	28,335	166,043
* #	Allos Therapeutics, Inc.	219,703	1,518,148
* #	Allscripts Healthcare Solutions, Inc.	186,202	3,293,913
*	Almost Family, Inc.	3,200	61,504
* #	Alnylam Pharmaceuticals, Inc.	123,505	4,028,733
	Alpharma, Inc. Class A	144,084	3,025,764
*	Alteon, Inc.	1,136	3,101
*	Amag Pharmaceuticals, Inc.	47,224	2,721,519
*	Amedisys, Inc.	86,234	3,678,742
*	America Services Group, Inc.	32,758	264,029
*	American Caresource Holding, Inc.	367	1,189
*	American Claims Evaluation, Inc.	1,000	1,000
*	American Dental Partners, Inc.	42,292	842,880
* #	American Medical Systems Holdings, Inc.	240,036	3,281,292
	American Shared Hospital Services	9,444	28,615
*	AMERIGROUP Corp.	174,600	6,001,002
*	AMICAS, Inc.	140,571	347,210
*	AMN Healthcare Services, Inc.	115,700	1,953,016
*	Amsurg Corp.	100,213	2,591,508
	Analogic Corp.	46,600	2,508,012
* #	Anesiva, Inc.	50,819	258,161
*	Angeion Corp.	215	1,361
*	AngioDynamics, Inc.	48,114	933,893
*	Anika Therapeutics, Inc.	36,371	511,740
* #	Antigenics, Inc.	151,413	324,024
*	AP Pharma, Inc.	10,905	18,429
*	Applera Corp. - Celera Group	185,900	2,810,808
* #	Apria Healthcare Group, Inc.	144,600	3,133,482
*	Aradigm Corp.	13,657	23,217
* #	Arcadia Resources, Inc.	127,043	107,987
*	Ardea Biosciences, Inc.	18,400	243,800
* #	Arena Pharmaceuticals, Inc.	190,916	1,670,515
*	Ariad Pharmaceuticals, Inc.	222,468	1,001,106
* #	Arqule, Inc.	119,512	775,633
* #	Array BioPharma, Inc.	133,303	1,475,664
*	Arrhythmia Research Technology, Inc.	9,000	74,160
* #	Arthrocare Corp.	84,710	4,585,352
* #	Aspect Medical Systems, Inc.	74,476	1,106,713
* #	AtheroGenics, Inc.	126,200	70,672
*	AtriCure, Inc.	24,029	275,613
	Atrion Corp.	5,494	652,522
*	ATS Medical, Inc.	93,197	183,598
* #	Auxilium Pharmaceuticals, Inc.	88,197	2,473,926
*	Avalon Pharmaceuticals, Inc.	33,461	122,802
*	AVANIR Pharmaceuticals Class A	102,225	174,805
*	Avant Immunotherapeutics, Inc.	170,627	76,816
* #	AVI BioPharma, Inc.	171,600	399,828
*	Avigen, Inc.	97,151	406,091
*	Barrier Therapeutics, Inc.	97,683	408,315
* #	Bentley Pharmaceuticals, Inc.	66,760	840,508
*	Bioanalytical Systems, Inc.	5,717	49,395
* #	BioCryst Pharmaceuticals, Inc.	94,636	600,939
*	Bio-Imaging Technologies, Inc.	37,620	357,766
* #	BioLase Technology, Inc.	78,108	228,856
* #	BioMarin Pharmaceutical, Inc.	255,482	7,025,755

24

*	Bio-Rad Laboratories, Inc. Class A	13,300	1,342,103
* #	Bio-Reference Laboratories, Inc.	45,386	1,519,069
* #	BioSante Pharmaceuticals, Inc.	76,056	343,013
*	BioScrip, Inc.	125,367	1,101,976
*	BioSphere Medical, Inc.	59,453	346,611
*	Bovie Medical Corp.	50,292	323,378
*	Bradley Pharmaceuticals, Inc.	52,951	1,042,605
*	Bruker BioSciences Corp.	351,219	3,262,825
* #	BSD Medical Corp.	70,246	387,055
*	Caliper Life Sciences, Inc.	157,274	860,289
	Cambrex Corp.	94,280	729,727
*	Candela Corp.	77,210	478,702
*	Cantel Medical Corp.	51,760	915,634
*	Capital Senior Living Corp.	87,910	721,741
* #	Caraco Pharmaceutical Laboratories, Ltd.	87,733	1,294,939
*	Cardiac Science Corp.	65,213	549,746
*	CardioDynamics International Corp.	91,202	33,745
*	Cardiotech International, Inc.	56,263	51,762
* #	Cell Genesys, Inc.	220,926	514,758
* #	Cell Therapeutics, Inc.	41,425	107,291
*	Centene Corp.	145,100	3,627,500
* #	Cepheid, Inc.	183,606	3,971,398
*	Cerus Corp.	95,100	734,172
*	Chad Therapeutics, Inc.	9,400	3,760
#	Chemed Corp.	88,900	4,813,935
*	Clarient, Inc.	19,800	39,402
*	Clinical Data, Inc.	46,582	1,148,246
* #	Coley Pharmaceutical Group, Inc.	6,964	55,503
*	Collagenex Pharmaceuticals, Inc.	71,043	565,502
* #	Columbia Laboratories, Inc.	156,151	359,147
*	Combimatrix Corp.	7,513	52,591
*	Combinatorx, Inc.	99,973	532,856
	Computer Programs & Systems, Inc.	33,600	748,272
* #	Conceptus, Inc.	98,036	1,969,543
*	Conmed Corp.	90,554	2,252,984
*	Continucare Corp.	2,100	5,145
#	Cooper Companies, Inc.	18,100	778,843
* #	Corcept Therapeutics, Inc.	64,406	189,998
*	Cortex Pharmaceuticals, Inc.	91,100	47,372
*	Corvel Corp.	46,950	1,091,587
*	Critical Therapeutics, Inc.	92,903	169,083
*	Criticare Systems, Inc.	36,480	113,088
*	Cross Country Healthcare, Inc.	103,557	1,507,790
* #	CryoCor, Inc.	30,686	119,062
*	CryoLife, Inc.	83,400	598,812
*	Cubist Pharmaceuticals, Inc.	183,900	3,906,036
*	CuraGen Corp.	182,631	193,589
* #	Curis, Inc.	128,359	116,807
*	Cutera, Inc.	45,100	682,814
* #	CV Therapeutics, Inc.	184,105	1,605,396
* #	Cyberonics, Inc.	85,336	1,163,983
*	Cyclacel Pharmaceuticals, Inc.	63,877	354,517
*	Cynosure, Inc. Class A	18,400	546,296
*	Cypress Bioscience, Inc.	107,763	1,314,709
* #	Cytogen Corp.	60,268	36,763

25

*	Cytomedix, Inc.	36,400	125,944
*	Cytori Therapeutics, Inc.	52,236	287,820
* #	CytRx Corp.	1,700	5,678
	Datascope Corp.	50,821	1,859,540
*	Daxor Corp.	7,789	124,546
*	Del Global Technologies Corp.	21,254	62,699
* #	Dendreon Corp.	280,279	1,401,395
* #	DepoMed, Inc.	116,834	338,819
* #	Dexcom, Inc.	52,464	453,814
*	Dialysis Corporation of America	3,006	25,280
*	Digirad Corp.	27,800	99,524
*	Dionex Corp.	63,715	5,382,006
* #	Discovery Laboratories, Inc.	277,248	809,564
* #	Durect Corp.	231,216	1,341,053
*	DUSA Pharmaceuticals, Inc.	63,010	134,841
* #	Dyadic International, Inc.	33,800	162,139
*	Dyax Corp.	202,830	770,754
* #	Dynacq Healthcare, Inc.	21,100	85,033
*	Dynavax Technologies Corp.	128,692	588,122
* #	Eclipsys Corp.	61,600	1,429,120
* #	Elite Pharmaceuticals, Inc.	66,400	139,440
*	Emageon, Inc.	39,006	185,669
* #	Emeritus Corp.	70,651	1,780,405
* #	Emisphere Technologies, Inc.	85,242	277,889
*	Encision, Inc.	2,013	4,227
* #	Encysive Pharmaceuticals, Inc.	183,698	123,078
*	Endocare, Inc.	8,166	66,798
*	Endologix, Inc.	149,285	394,112
*	Entremed, Inc.	176,100	255,345
*	Enzo Biochem, Inc.	122,304	1,340,452
* #	Enzon Pharmaceuticals, Inc.	136,600	1,292,236
* #	EP Medsystems, Inc.	14,200	32,092
* #	Epicept Corp.	12,901	18,448
* #	EPIX Pharmaceuticals, Inc.	108,783	345,930
*	eResearch Technology, Inc.	195,128	2,314,218
*	Escalon Medical Corp.	3,100	9,920
*	etrials Worldwide, Inc.	41,371	124,113
* #	ev3, Inc.	202,532	2,965,068
*	Exact Sciences Corp.	88,468	379,528
*	Exactech, Inc.	33,697	663,494
* #	Exelixis, Inc.	322,421	2,814,735
*	E-Z-EM, Inc.	37,462	775,463
*	Farville, Inc.	11,505	22,205
* #	Five Star Quality Care, Inc.	105,700	996,751
*	Genaera Corp.	3,716	7,766
*	Gene Logic, Inc.	83,372	81,796
* #	Genitope Corp.	118,400	498,464
* #	Genomic Health, Inc.	55,967	1,355,521
* #	Genta, Inc.	47,345	29,354
*	Gentiva Health Services, Inc.	91,363	1,650,016
* #	GenVec, Inc.	249,689	459,428
* #	Geron Corp.	243,109	1,572,915
*	Greatbatch, Inc.	73,800	1,518,804
* #	GTC Biotherapeutics, Inc.	57,064	57,635
* #	GTx, Inc.	68,241	980,623

26

* #	Haemonetics Corp.	88,147	5,113,407
*	Halozyme Therapeutics, Inc.	107,600	912,448
* #	Hana Biosciences, Inc.	6,900	8,211
*	Hanger Orthopedic Group, Inc.	55,252	577,936
*	Harvard Bioscience, Inc.	101,036	428,393
*	Health Grades, Inc.	29,824	161,944
*	HealthAxis, Inc.	750	510
*	HealthExtras, Inc.	140,010	3,720,066
* #	HEALTHSOUTH Corp.	110,300	2,187,249
*	Healthspring, Inc.	68,200	1,288,980
*	HealthStream, Inc.	71,272	225,932
*	HealthTronics, Inc.	111,536	472,913
* #	Healthways, Inc.	116,500	6,800,105
* #	Hemispherx Biopharma, Inc.	177,300	230,490
*	Hi-Tech Pharmacal Co., Inc.	38,125	382,775
*	HMS Holdings Corp.	78,134	2,426,061
* #	Hollis-Eden Pharmaceuticals, Inc.	76,053	144,501
	Hooper Holmes, Inc.	223,694	364,621
* #	Human Genome Sciences, Inc.	416,108	4,331,684
* #	Hythiam, Inc.	73,590	237,696
*	Icagen, Inc.	6,400	9,600
*	ICU Medical, Inc.	47,350	1,757,632
* #	Idera Pharmaceuticals, Inc.	68,708	834,802
* #	IDM Pharma, Inc.	19,739	21,318
* #	I-Flow Corp.	78,400	1,306,928
* #	Immtech International, Inc.	47,217	289,440
* #	Immucor, Inc.	139,629	4,631,494
* #	Immunicon Corp.	84,063	80,700
* #	ImmunoGen, Inc.	138,953	666,974
* #	Immunomedics, Inc.	210,300	475,278
*	IMPATH Bankruptcy Liquidating Trust	21,200	26,712
*	Impax Laboratories, Inc.	144,644	1,591,084
*	Implant Sciences Corp.	37,100	51,940
*	Incyte Corp.	280,215	2,404,245
* #	Indevus Pharmaceuticals, Inc.	239,390	1,793,031
* #	Infinity Pharmaceuticals, Inc.	60,884	583,878
*	Inhibitex, Inc.	31,500	30,555
* #	Inovio Biomedical Corp.	123,690	116,269
*	Insite Vision, Inc.	12,015	11,294
* #	Insmed, Inc.	95,218	84,744
*	Inspire Pharmaceuticals, Inc.	140,875	839,615
* #	Integra LifeSciences Holdings	91,258	3,782,644
*	IntegraMed America, Inc.	25,260	314,487
* #	Interleukin Genetics, Inc.	43,633	69,813
* #	InterMune, Inc.	114,500	1,859,480
* #	Interpharm Holdings, Inc.	59,000	37,170
* #	Introgen Therapeutics, Inc.	136,893	536,621
	Invacare Corp.	94,800	2,464,800
*	Inventiv Health, Inc.	97,677	2,850,215
*	Iridex Corp.	24,549	66,773
*	IRIS International, Inc.	60,424	1,093,674
* #	Isis Pharmaceuticals, Inc.	280,413	4,960,506
* #	Isolagen, Inc.	114,700	326,895
* #	IsoRay, Inc.	4,000	10,800
* #	Ista Pharmaceuticals, Inc.	101,345	523,954

27

* #	I-Trax, Inc.	133,411	482,948
*	IVAX Diagnostics, Inc.	15,500	9,145
* #	Javelin Pharmaceuticals, Inc.	132,900	552,864
* #	Kendle International, Inc.	48,303	2,085,241
*	Kensey Nash Corp.	38,402	1,035,318
* #	Keryx Biopharmaceuticals, Inc.	135,550	1,247,060
	Kewaunee Scientific Corp.	3,357	65,428
*	Kindred Healthcare, Inc.	137,178	3,370,463
* #	Kosan Biosciences, Inc.	141,449	674,712
*	K-V Pharmaceutical Co. Class A	123,648	3,486,874
*	K-V Pharmaceutical Co. Class B	19,875	560,475
* #	La Jolla Pharmaceutical Co.	126,251	468,391
	Landauer, Inc.	30,500	1,531,405
*	Langer, Inc.	8,100	20,250
*	Lannet Co., Inc.	76,065	273,834
#	LCA-Vision, Inc.	66,325	1,078,444
*	Lexicon Pharmaceuticals, Inc.	247,023	857,170
*	LHC Group, Inc.	43,200	1,105,920
*	Lifecell Corp.	109,520	4,441,036
*	Lifecore Biomedical, Inc.	44,590	546,673
	Ligand Pharmaceuticals, Inc. Class B	182,800	897,548
*	Lipid Sciences, Inc.	66,108	62,142
* #	Luminex Corp.	95,743	1,532,845
*	Magellan Health Services, Inc.	102,225	4,646,126
*	Magyar Bancorp, Inc.	1,800	19,350
* #	Mannkind Corp.	156,593	1,471,974
* #	Martek Biosciences Corp.	112,920	2,920,111
*	Matria Healthcare, Inc.	71,839	1,632,182
	Matritech, Inc.	15,900	1,590
*	Matrixx Initiatives, Inc.	31,975	517,675
*	Maxygen, Inc.	122,352	926,205
* #	Medarex, Inc.	402,362	5,109,997
*	MedCath Corp.	70,549	1,793,356
*	Medical Action Industries, Inc.	52,748	1,055,487
*	Medical Staffing Network Holdings, Inc.	82,900	505,690
	Medicis Pharmaceutical Corp. Class A	95,400	2,566,260
* #	Medivation, Inc.	47,214	642,110
*	MEDTOX Scientific, Inc.	26,545	482,854
*	Memory Pharmaceuticals Corp.	174,907	97,948
*	Memry Corp.	85,100	123,395
#	Mentor Corp.	77,770	2,923,374
*	Merge Technologies, Inc.	71,018	93,034
	Meridian Bioscience, Inc.	131,534	4,057,824
*	Merit Medical Systems, Inc.	89,376	1,298,633
*	Metabasis Therapeutics, Inc.	98,117	280,615
*	Metropolitan Health Networks, Inc.	158,500	356,625
*	MGI Pharma, Inc.	258,324	8,940,594
* #	Micromet, Inc.	52,496	91,868
* #	Micrus Endovascular Corp.	36,798	673,771
* #	MiddleBrook Pharmaceuticals, Inc.	95,301	106,737
* #	Milestone Scientific, Inc.	17,200	30,960
* #	Minrad International, Inc.	160,886	436,001
* #	Molina Healthcare, Inc.	88,400	3,314,116
* #	Momenta Pharmaceuticals, Inc.	75,247	401,819
* #	Monogram Biosciences, Inc.	306,035	379,483

28

*	MTS Medication Technologies	19,992	248,900
*	MWI Veterinary Supply, Inc.	27,730	1,166,878
* #	Myriad Genetics, Inc.	133,345	6,427,229
* #	Nabi Biopharmaceuticals	205,150	676,995
* #	Nanogen, Inc.	105,210	66,324
* #	Nastech Pharmaceutical Co., Inc.	68,033	258,525
*	National Dentex Corp.	6,417	100,490
#	National Healthcare Corp.	39,708	1,949,663
*	National Medical Health Card Systems, Inc.	17,249	161,968
	National Research Corp.	12,963	351,945
*	Natus Medical, Inc.	71,600	1,207,892
* #	Nektar Therapeutics	254,783	1,699,403
*	Neogen Corp.	45,156	1,197,086
* #	Neopharm, Inc.	84,817	63,613
*	Neose Technologies, Inc.	138,743	221,989
*	Nephros, Inc.	1,275	1,020
*	Neurobiological Technologies, Inc.	385	1,140
* #	Neurocrine Biosciences, Inc.	150,400	1,958,208
*	Neurogen Corp.	128,649	424,542
* #	Neurometric, Inc.	35,430	296,195
*	Nighthawk Radiology Holdings, Inc.	45,358	958,868
* #	NitroMed, Inc.	124,359	130,577
*	NMT Medical, Inc.	40,499	203,305
*	North American Scientific, Inc.	36,850	12,529
* #	Northfield Laboratories, Inc.	81,485	88,004
* #	Northstar Neuroscience, Inc.	20,567	189,833
* #	Novacea, Inc.	17,838	50,838
* #	NovaMed, Inc.	74,467	347,761
*	Novavax, Inc.	193,671	704,962
*	Noven Pharmaceuticals, Inc.	82,608	1,307,685
*	NOVT Corp.	6,450	15,802
* #	NPS Pharmaceuticals, Inc.	148,720	606,778
*	Nutraceutical International Corp.	36,581	403,488
* #	Nutrition 21, Inc.	500	385
*	NuVasive, Inc.	114,852	4,889,250
*	Nuvelo, Inc.	157,981	274,887
* #	NxStage Medical, Inc.	69,053	888,022
*	Occulogix, Inc.	6,300	819
*	Odyssey Healthcare, Inc.	112,500	1,125,000
*	Omnicell, Inc.	93,973	2,478,068
*	Omrix Biopharmaceuticals, Inc.	27,100	904,869
* #	Onyx Pharmaceuticals, Inc.	155,520	8,482,061
*	Opexa Therapeutics, Inc.	1,600	4,656
*	OraSure Technologies, Inc.	149,450	1,416,786
*	Orchid Cellmark, Inc.	97,989	448,790
*	Orthologic Corp.	104,463	136,847
* #	Oscient Pharmaceuticals Corp.	37,249	53,266
*	Osteotech, Inc.	58,139	477,903
	Owens & Minor, Inc.	134,500	5,281,815
*	Oxigene, Inc.	94,030	259,523
* #	Pain Therapeutics, Inc.	143,022	1,500,301
* #	PainCare Holdings, Inc.	122,896	23,289
* #	Palatin Technologies, Inc.	152,218	38,328
* #	Palomar Medical Technologies, Inc.	60,394	1,059,311
*	Panacos Pharmaceuticals, Inc.	153,237	315,668

29

*	Par Pharmaceutical Companies, Inc.	116,500	2,241,460
*	Parexel International Corp.	92,762	4,104,718
*	PDI, Inc.	43,559	422,522
*	Penwest Pharmaceuticals Co.	70,000	426,300
	Perrigo Co.	85,747	2,649,582
*	Pharmacopia, Inc.	25,150	114,432
* #	Pharmacyclics, Inc.	66,201	135,712
*	Pharmanet Development Group, Inc.	59,718	2,358,861
* #	PharMerica Corp.	50,210	739,593
* #	Pharmion Corp.	103,840	6,629,146
*	Phase Forward, Inc.	66,969	1,634,044
*	PHC, Inc.	6,000	16,800
*	PhotoMedex, Inc.	79,606	62,093
*	Pipex Pharmaceuticals, Inc.	9,700	53,350
*	Possis Medical, Inc.	55,754	867,532
* #	Pozen, Inc.	95,067	991,549
	PRA International	12,500	378,750
* #	Progenics Pharmaceuticals, Inc.	85,200	1,652,880
*	Prospect Medical Holdings, Inc.	18,500	78,440
*	Providence Service Corp.	37,453	1,047,935
*	ProxyMed, Inc.	40,279	70,488
*	PSS World Medical, Inc.	218,300	4,186,994
	Psychemedics Corp.	16,225	256,355
* #	Psychiatric Solutions, Inc.	86,686	3,166,640
* #	Qiagen N.V.	4,408	92,877
*	QuadraMed Corp.	141,411	295,549
* #	Questcor Pharmaceuticals, Inc.	25,400	147,320
*	Quidel Corp.	104,835	1,981,381
*	Quigley Corp.	25,142	126,967
* #	Radiation Therapy Services, Inc.	75,900	2,367,321
*	RadNet, Inc.	54,409	511,445
*	Regeneration Technologies, Inc.	95,740	850,171
*	Regeneron Pharmaceuticals, Inc.	205,237	4,470,062
*	RegeneRx Biopharmaceuticals, Inc.	16,060	23,126
*	RehabCare Group, Inc.	56,500	1,305,150
*	Renovis, Inc.	92,800	312,736
*	Repligen Corp.	98,338	470,056
* #	Repros Therapeutics, Inc.	41,370	406,667
*	Res-Care, Inc.	90,030	2,050,883
*	Retractable Technologies, Inc.	11,000	18,095
* #	Rigel Pharmaceuticals, Inc.	81,222	581,550
* #	Rochester Medical Corp.	29,038	370,234
*	Rockwell Medical Technologies, Inc.	800	6,024
*	Rotech Healthcare, Inc.	12,774	6,144
*	Rural/Metro Corp.	13,300	42,028
* #	Salix Pharmaceuticals, Ltd.	152,657	1,734,184
* #	Sangamo BioSciences, Inc.	115,697	1,778,263
* #	Santarus, Inc.	158,036	401,411
*	Savient Pharmaceuticals, Inc.	182,100	2,560,326
*	SciClone Pharmaceuticals, Inc.	150,061	309,126
* #	Sciele Pharma, Inc.	113,864	2,541,444
* #	SCOLR Pharma, Inc.	28,200	42,582
*	Seattle Genetics, Inc.	183,935	2,021,446
*	Senesco Technologies, Inc.	22,900	8,931
* #	Senomyx, Inc.	94,498	661,486

30

* #	Sequenom, Inc.	114,558	1,063,098
*	SeraCare Life Sciences, Inc.	42,521	232,165
*	SGX Pharmaceuticals, Inc.	5,000	23,550
* #	Signalife, Inc.	3,100	2,976
* #	Sirona Dental Systems, Inc.	59,259	1,603,549
*	Somanetics Corp.	42,479	850,005
* #	Somaxon Pharmaceuticals, Inc.	30,978	179,982
*	Sonic Innovations, Inc.	85,084	708,750
* #	SonoSite, Inc.	53,145	1,765,477
* #	Sonus Pharmaceuticals, Inc.	11,450	6,526
	Span-American Medical System, Inc.	9,392	112,140
*	Spectranetics Corp.	96,772	1,468,031
*	Spectrum Pharmaceuticals, Inc.	87,408	285,824
*	SRI/Surgical Express, Inc.	12,700	53,594
*	Staar Surgical Co.	76,900	216,858
* #	StemCells, Inc.	254,697	494,112
* #	Stereotaxis, Inc.	84,709	1,142,724
	Steris Corp.	203,800	5,698,248
*	Strategic Diagnostics, Inc.	65,250	348,435
*	Sun Healthcare Group, Inc.	138,892	2,304,218
* #	Sunesis Pharmaceuticals, Inc.	10,542	22,349
*	SunLink Health Systems, Inc.	1,048	6,508
* #	Sunrise Senior Living, Inc.	153,130	4,806,751
* #	SuperGen, Inc.	180,259	762,496
* #	SurModics, Inc.	59,592	3,077,331
*	Symmetry Medical, Inc.	101,600	1,710,944
*	Synovis Life Technologies, Inc.	39,439	741,848
*	Targacept, Inc.	100	960
* #	Telik, Inc.	162,000	542,700
* #	Tercica, Inc.	90,390	600,190
*	The Medicines Co.	184,592	3,263,587
*	Theragenics Corp.	97,400	382,782
* #	Theravance, Inc.	71,741	1,728,241
*	Third Wave Technologies, Inc.	135,273	1,091,653
*	Thoratec Corp.	171,643	3,362,486
*	Threshold Pharmaceuticals, Inc.	72,803	40,864
*	Titan Pharmaceuticals, Inc.	125,683	221,202
*	TLC Vision Corp.	12,960	33,826
*	Torreypines Therapeutics, Inc.	1,446	3,745
* #	Trimeris, Inc.	69,478	426,595
*	TriZetto Group, Inc.	156,632	2,416,832
*	Tutogen Medical, Inc.	2,900	33,408
*	U.S. Physical Therapy, Inc.	37,341	512,692
* #	United Therapeutics Corp.	74,258	7,431,741
*	Urologix, Inc.	45,542	59,660
* #	Uroplasty, Inc.	25,891	103,305
	Utah Medical Products, Inc.	13,724	414,465
#	Valeant Pharmaceuticals International	307,087	3,546,855
* #	Vanda Pharmaceuticals, Inc.	22,900	205,871
*	Varian, Inc.	94,199	6,598,640
*	Vascular Solutions, Inc.	49,776	333,001
* #	Vaxgen, Inc.	40,300	20,150
* #	Ventana Medical Systems, Inc.	101,787	9,040,721
* #	Vermillion, Inc.	72,186	56,449
* #	Via Pharmaceuticals, Inc.	102	271

31

*	Vical, Inc.	126,923	581,307
* #	ViroPharma, Inc.	228,174	2,039,876
*	Visicu, Inc.	24,300	203,634
*	Vision-Sciences, Inc.	5,000	9,000
*	VistaCare, Inc.	48,445	379,809
* #	Vital Images, Inc.	54,992	992,056
	Vital Signs, Inc.	42,840	2,266,664
* #	Vivus, Inc.	188,265	1,065,580
*	Vnus Medical Technologies	23,944	336,892
*	Volcano Corp.	26,767	391,066
	West Pharmaceutical Services, Inc.	107,000	4,019,990
*	Wright Medical Group, Inc.	114,326	3,084,515
*	Xenoport, Inc.	79,751	4,194,105
	Young Innovations, Inc.	3,762	87,466
*	Zila, Inc.	90,329	86,716
*	Zoll Medical Corp.	64,824	1,509,103
* #	Zymogenetics, Inc.	223,614	3,282,654
Total Health Care			553,214,728

Industrials — (13.2%)
* #	3-D Systems Corp.	61,830	1,086,353
*	A. T. Cross Co. Class A	32,227	288,432
	A.O. Smith Corp.	74,950	2,652,480
	AAON, Inc.	61,654	1,173,276
* #	AAR Corp.	124,483	4,110,429
	ABM Industries, Inc.	163,289	3,331,096
*	ABX Air, Inc.	195,783	871,234
*	Acco Brands Corp.	179,909	3,006,279
*	Accuride Corp.	84,000	637,560
	Aceto Corp.	75,475	597,762
*	Active Power, Inc.	140,156	315,351
#	Actuant Corp.	182,956	5,794,217
	Acuity Brands, Inc.	25,729	1,016,038
	Administaff, Inc.	93,100	3,042,508
*	AeroCentury Corp.	800	14,560
*	Aerosonic Corp.	10,400	49,140
*	AirNet Systems, Inc.	21,100	41,567
* #	Airtran Holdings, Inc.	309,929	2,631,297
	Alamo Group, Inc.	29,105	538,442
*	Alaska Air Group, Inc.	130,507	3,305,742
#	Albany International Corp. Class A	86,825	3,357,523
* #	Allied Defense Group, Inc.	16,300	95,355
*	Amerco, Inc.	30,800	2,016,476
	American Ecology Corp.	60,850	1,353,304
*	American Locker Group, Inc.	300	1,605
* #	American Reprographics Co.	106,400	1,647,072
#	American Science & Engineering, Inc.	30,600	1,770,210
* #	American Superconductor Corp.	115,899	2,797,802
#	American Woodmark Corp.	52,176	1,010,649
	Ameron International Corp.	29,399	3,109,826
*	Amistar Corp.	1,500	705
	Ampco-Pittsburgh Corp.	35,255	1,241,681
#	Amrep Corp.	22,270	736,246
	Angelica Corp.	31,599	547,611
*	APAC Customer Services, Inc.	166,875	248,644

32

	Apogee Enterprises, Inc.	94,610	2,102,234
	Applied Industrial Technologies, Inc.	120,025	3,625,955
	Applied Signal Technologies, Inc.	40,514	517,364
*	Argon ST, Inc.	74,025	1,348,735
	Arkansas Best Corp.	78,100	1,780,680
*	Arotech Corp.	37,820	97,576
	Art’s-Way Manufacturing Co., Inc.	200	4,720
*	Astec Industries, Inc.	72,700	2,730,612
*	Astronics Corp.	23,286	1,226,939
*	ASV, Inc.	89,232	1,040,445
*	Atlas Air Worldwide Holding, Inc.	89,336	4,703,540
*	Avalon Holding Corp. Class A	5,050	32,825
*	Axsys Technologies, Inc.	34,073	1,441,288
* #	AZZ, Inc.	38,900	1,041,742
#	Badger Meter, Inc.	47,370	1,847,430
*	Baker (Michael) Corp.	28,200	985,026
	Baldor Electric Co.	143,533	4,844,239
*	Baldwin Technology Co., Inc. Class A	27,439	134,451
#	Barnes Group, Inc.	175,569	5,435,616
#	Barrett Business Services, Inc.	37,600	615,888
* #	Blount International, Inc.	156,800	1,923,936
#	BlueLinx Holdings, Inc.	77,900	319,390
#	Bowne & Co., Inc.	80,360	1,451,302
	Brady Co. Class A	16,276	651,528
*	Breeze-Eastern Corp.	15,825	177,240
#	Briggs & Stratton Corp.	164,900	3,759,720
*	BTU International, Inc.	30,700	457,430
* #	Builders FirstSource, Inc.	117,938	816,131
*	Butler International, Inc.	8,000	3,600
#	C&D Technologies, Inc.	81,779	432,611
* #	Cano Petroleum, Inc.	52,100	389,187
* #	Capstone Turbine Corp.	292,400	356,728
	Cascade Corp.	41,500	2,503,695
*	Casella Waste Systems, Inc. Class A	78,589	1,176,477
*	CBIZ, Inc.	222,495	2,055,854
	CDI Corp.	66,700	1,778,889
*	CECO Environmental Corp.	39,171	453,992
*	Celadon Group, Inc.	75,902	592,036
* #	Cenveo, Inc.	179,100	3,682,296
*	Ceradyne, Inc.	90,565	4,477,534
	Champion Industries, Inc.	29,529	159,752
*	Channell Commercial Corp.	7,100	14,910
*	Chart Industries, Inc.	42,269	1,175,078
	Chase Corp.	24,579	468,967
	Chicago Rivet & Machine Co.	200	4,400
	CIRCOR International, Inc.	47,690	2,069,269
#	Clarcor, Inc.	171,200	6,096,432
* #	Clean Harbors, Inc.	65,964	3,544,905
*	Columbus McKinnon Corp.	62,795	1,954,180
*	Comforce Corp.	9,577	20,974
	Comfort Systems USA, Inc.	135,819	1,595,873
*	Commercial Vehicle Group, Inc.	72,456	965,838
*	Competitive Technologies, Inc.	26,772	57,292
	CompX International, Inc.	5,700	80,370
*	COMSYS IT Partners, Inc.	64,799	865,067

33

*	Conrad Industries, Inc.	6,900	111,090
*	Consolidated Graphics, Inc.	45,082	2,332,092
*	Cornell Companies, Inc.	36,800	865,536
*	Corrpro Companies, Inc.	6,875	10,656
*	CoStar Group, Inc.	63,883	3,078,522
*	Covenant Transport Group Class A	30,355	216,431
*	CPI Aerostructures, Inc.	14,666	127,888
*	CRA International, Inc.	39,100	1,808,766
	Cubic Corp.	89,095	3,517,471
#	Curtiss-Wright Corp.	142,300	7,675,662
	Deluxe Corp.	183,430	5,794,554
*	Devcon International Corp.	3,500	9,170
	Diamond Management & Technology Consultants, Inc.	105,150	781,264
*	Distributed Energy Systems Corp.	97,450	33,036
* #	Document Securities Systems, Inc.	46,500	328,290
*	Dollar Thrifty Automotive Group, Inc.	72,100	1,870,274
*	Double Eagle Petroleum Co.	5,483	81,094
*	Ducommun, Inc.	34,396	1,264,397
*	DXP Enterprises, Inc.	7,600	352,260
*	Dynamex, Inc.	35,399	972,411
	Dynamic Materials Corp.	40,350	2,561,014
#	Eagle Bulk Shipping, Inc.	139,224	3,981,806
#	Eastern Co.	19,660	388,678
	Ecology & Environment, Inc. Class A	2,100	22,680
#	EDO Corp.	70,400	3,929,728
	Electro Rent Corp.	82,456	1,127,998
*	EMCOR Group, Inc.	179,000	4,768,560
#	Encore Wire Corp.	75,569	1,292,230
* #	Energy Conversion Devices, Inc.	131,860	3,411,218
* #	Energy Focus, Inc.	34,500	231,150
*	EnerSys	156,500	3,641,755
* #	ENGlobal Corp.	87,300	943,713
	Ennis, Inc.	84,600	1,553,256
*	EnPro Industries, Inc.	66,400	2,031,840
*	Environmental Tectonics Corp.	7,400	18,352
* #	ESCO Technologies, Inc.	86,400	3,195,072
	Espey Manufacturing & Electronics Corp.	4,374	86,168
*	Esterline Technologies Corp.	85,400	4,459,588
*	Evercel, Inc.	466	932
* #	Evergreen Solar, Inc.	231,027	3,042,626
* #	Exide Technologies	18,975	133,394
*	Exponent, Inc.	49,410	1,376,068
* #	ExpressJet Holdings, Inc.	170,100	425,250
	Federal Signal Corp.	160,000	1,840,000
* #	First Advantage Corp.	31,738	577,632
	First Aviation Services, Inc.	6,000	10,800
*	First Consulting Group, Inc.	88,803	1,136,678
* #	Flanders Corp.	82,697	549,935
*	Flow International Corp.	113,078	893,316
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,226
#	Forward Air Corp.	101,500	3,285,555
#	Franklin Electric Co., Inc.	74,420	2,899,403
#	Freightcar America, Inc.	17,000	577,490
* #	Frontier Airlines Holdings, Inc.	92,862	566,458

34

	Frozen Food Express Industries, Inc.	50,982	281,421
*	FTI Consulting, Inc.	113,425	6,465,225
* #	FuelCell Energy, Inc.	211,954	1,922,423
*	Furmanite Corp.	114,070	1,178,343
	G & K Services, Inc. Class A	71,555	2,910,142
*	Gardner Denver Machinery, Inc.	44,076	1,459,356
	GATX Corp.	7,990	295,870
*	Gehl Co.	39,350	637,863
#	Gencorp, Inc.	190,011	2,299,133
	General Employment Enterprises, Inc.	4,817	8,237
*	Genesee & Wyoming, Inc.	124,975	3,274,345
*	Genlyte Group, Inc.	48,676	4,587,713
*	GeoEye, Inc.	40,298	1,278,253
*	GeoPetro Resources Co.	961	3,536
*	Global Cash Access, Inc.	129,400	450,312
*	Global Payment Technologies, Inc.	3,700	1,517
#	Gorman-Rupp Co.	44,656	1,761,679
*	GP Strategies Corp.	53,952	483,410
*	Graftech International, Ltd.	338,700	5,442,909
	Graham Corp.	3,700	259,000
#	Greenbrier Companies, Inc.	50,600	1,122,308
*	Griffon Corp.	99,580	1,286,574
	Hardinge, Inc.	34,860	549,742
*	Hawaiian Holdings, Inc.	150,875	773,989
#	Healthcare Services Group, Inc.	138,263	3,027,960
#	Heartland Express, Inc.	318,241	4,624,042
#	Heico Corp.	70,500	3,472,830
	Heico Corp. Class A	50,463	2,018,520
	Heidrick & Struggles International, Inc.	59,407	2,154,692
*	Henry Bros. Electronics, Inc.	13,944	69,720
*	Herley Industries, Inc.	41,200	582,156
	Herman Miller, Inc.	75,070	2,060,671
*	Hexcel Corp.	290,613	7,401,913
*	Hill International, Inc.	82,366	906,026
*	Hirsch International Corp. Class A	3,200	6,624
	Hi-Shear Technology Corp.	21,962	244,876
#	HNI Corp.	31,500	1,150,695
#	Horizon Lines, Inc. Class A	80,696	1,606,657
*	Hub Group, Inc. Class A	129,976	3,389,774
*	Hudson Highland Group, Inc.	83,600	744,876
*	Hudson Technologies, Inc.	3,900	3,276
*	Hurco Companies, Inc.	21,360	881,527
*	Huron Consulting Group, Inc.	44,710	3,275,902
*	Huttig Building Products, Inc.	66,100	252,502
*	ICT Group, Inc.	50,307	557,402
*	II-VI, Inc.	95,504	3,203,204
	IKON Office Solutions, Inc.	343,760	4,341,689
*	Industrial Distribution Group, Inc.	23,806	267,103
*	Innotrac Corp.	16,000	55,200
* #	Innovative Solutions & Support, Inc.	56,230	800,153
* #	Insituform Technologies, Inc. Class A	88,219	1,145,965
#	Insteel Industries, Inc.	56,700	644,679
*	Integrated Electrical Services, Inc.	51,928	974,689
* #	InterDigital, Inc.	161,200	2,901,600
*	Interline Brands, Inc.	73,730	1,764,359

35

*	International Shipholding Corp.	10,800	277,128
*	Intersections, Inc.	55,970	553,543
* #	Ionatron, Inc.	268,486	928,962
* #	JetBlue Airways Corp.	61,268	428,876
*	JPS Industries, Inc.	8,700	50,025
*	Kadant, Inc.	35,020	1,031,689
	Kaman Corp. Class A	81,000	2,583,900
#	Kaydon Corp.	91,212	4,616,239
	Kelly Services, Inc. Class A	102,466	1,951,977
*	Kenexa Corp.	81,809	1,584,640
*	Key Technology, Inc.	16,002	556,070
*	Kforce, Inc.	132,255	1,434,967
*	Kirby Corp.	700	33,649
#	Knight Transportation, Inc.	278,479	4,232,881
	Knoll, Inc.	113,800	1,989,224
*	Korn/Ferry International	142,420	2,453,897
*	K-Tron International, Inc.	9,425	1,074,450
*	L.B. Foster Co. Class A	9,500	435,195
	L.S. Starrett Co. Class A	6,400	120,576
*	LaBarge, Inc.	50,710	692,699
*	Labor Ready, Inc.	169,100	2,544,955
*	Ladish Co., Inc.	48,400	2,137,344
	Lawson Products, Inc.	22,712	768,347
*	Layne Christensen Co.	51,328	2,923,130
*	Learning Tree International, Inc.	54,881	1,390,685
*	LECG Corp.	74,600	1,183,156
*	LGL Group, Inc.	4,660	32,154
#	Lindsay Corp.	37,700	1,995,084
*	LMI Aerospace, Inc.	36,941	901,360
	LSI Industries, Inc.	69,570	1,437,316
*	Lydall, Inc.	39,900	386,631
*	M&F Worldwide Corp.	61,500	3,159,255
*	Mac-Gray Corp.	28,546	342,552
*	Magnetek, Inc.	103,478	454,268
*	MAIR Holdings, Inc.	52,016	262,681
*	Marten Transport, Ltd.	69,582	762,619
	Maxco, Inc.	3,000	10,125
	McGrath Rentcorp.	83,914	2,231,273
*	Meadow Valley Corp.	2,300	29,440
* #	Media Sciences International, Inc.	2,800	11,368
* #	Medialink Worldwide, Inc.	20,400	82,824
*	Merrimac Industries, Inc.	2,960	27,232
*	Mesa Air Group, Inc.	104,935	396,654
* #	Metalline Mining Co.	7,345	20,933
	Met-Pro Corp.	46,938	546,358
*	MFRI, Inc.	21,804	315,286
* #	Microvision, Inc.	144,119	585,123
* #	Middleby Corp.	44,174	3,352,365
*	Midwest Air Group, Inc.	57,700	898,966
* #	Milacron, Inc.	14,730	42,422
* #	Millennium Cell, Inc.	41,793	22,568
*	Miller Industries, Inc.	38,480	501,394
#	Mine Safety Appliances Co.	120,200	5,891,002
*	Misonix, Inc.	21,500	102,125
*	Mobile Mini, Inc.	115,530	2,220,487

36

*	Modtech Holdings, Inc.	49,450	45,494
*	Moog, Inc. Class A	120,046	5,411,674
*	Moog, Inc. Class B	5,250	235,253
*	MTC Technologies, Inc.	52,348	855,890
	Mueller Industries, Inc.	112,445	3,399,212
	Mueller Water Products, Inc.	40,600	425,082
	Mueller Water Products, Inc. Class B	44,600	446,446
	Multi-Color Corp.	35,280	843,192
*	M-Wave, Inc.	575	943
	NACCO Industries, Inc. Class A	6,300	638,253
*	Nashua Corp.	7,300	85,483
*	National Patent Development Corp.	13,860	34,650
*	National Technical Systems, Inc.	20,700	140,760
* #	Navigant Consulting, Inc.	177,900	2,309,142
* #	NCI Building Systems, Inc.	63,100	2,166,223
	Nordson Corp.	112,475	5,938,680
* #	North America Galvanizing & Coatings, Inc.	38,300	265,036
*	NuCo2, Inc.	51,100	1,409,338
* #	Odyssey Marine Exploration, Inc.	156,500	881,095
* #	Old Dominion Freight Line, Inc.	120,722	2,719,867
	Omega Flex, Inc.	24,600	351,042
*	On Assignment, Inc.	120,015	766,896
*	Orbit International Corp.	1,977	16,627
*	Orbital Sciences Corp.	197,252	4,745,883
*	P.A.M. Transportation Services, Inc.	33,219	498,617
*	Paragon Technologies, Inc.	9,200	73,140
*	Park-Ohio Holdings Corp.	34,835	820,016
*	Patrick Industries, Inc.	9,095	107,867
* #	Patriot Transportation Holding, Inc.	9,321	875,149
*	Peerless Manufacturing Co.	16,256	605,211
*	Pemco Aviation Group, Inc.	2,150	6,364
*	Perini Corp.	85,700	4,558,383
*	PHH Corp.	159,800	3,541,168
*	Pike Electric Corp.	43,700	694,830
* #	Pinnacle Airlines Corp.	71,500	1,162,590
* #	Plug Power, Inc.	217,343	786,782
*	Point Blank Solutions, Inc.	130,100	585,450
	Portec Rail Products, Inc.	20,200	212,504
*	Powell Industries, Inc.	38,830	1,586,206
*	Power-One, Inc.	271,761	1,269,124
#	Preformed Line Products Co.	10,107	544,262
* #	Protection One, Inc.	9,115	106,372
	Providence & Worcester Railroad Co.	3,900	71,604
*	Quality Distribution, Inc.	57,700	286,192
*	Quanta Services, Inc.	6,653	182,159
	Quipp, Inc.	1,400	6,650
	Quixote Corp.	28,040	516,777
#	Raven Industries, Inc.	58,530	2,032,747
*	RBC Bearings, Inc.	49,275	1,812,335
*	RCM Technologies, Inc.	38,534	221,185
	Regal-Beloit Corp.	100,904	4,750,560
*	Republic Airways Holdings, Inc.	138,867	2,788,449
#	Resources Connection, Inc.	158,736	3,273,136
	Robbins & Myers, Inc.	57,600	3,945,600
	Rollins, Inc.	221,050	6,507,712

37

*	Rush Enterprises, Inc. Class A	81,376	1,282,486
*	Rush Enterprises, Inc. Class B	23,950	379,368
*	Saia, Inc.	36,754	479,272
	Schawk, Inc.	85,760	1,232,371
*	School Specialty, Inc.	68,300	2,437,627
*	Schuff International, Inc.	6,700	224,618
*	Sequa Corp. Class A	6,800	1,189,660
*	Sequa Corp. Class B	2,500	435,275
	Servidyne, Inc.	330	2,046
*	Servotronics, Inc.	3,100	38,440
*	SIFCO Industries, Inc.	17,949	350,903
*	Simclar, Inc.	6,300	34,524
#	Simpson Manufacturing Co., Inc.	156,041	4,152,251
	Skywest, Inc.	195,726	5,149,551
*	SL Industries, Inc.	12,146	267,212
*	SmartPros, Ltd.	11,100	62,715
*	SPACEHAB, Inc.	1,821	3,826
*	Sparton Corp.	9,193	48,631
*	Spherion Corp.	159,820	1,243,400
*	Spherix, Inc.	46,095	59,924
*	Spire Corp.	26,626	515,213
*	Standard Parking Corp.	31,680	1,469,002
	Standard Register Co.	78,400	946,288
	Standex International Corp.	39,700	757,476
*	Sterling Construction Co., Inc.	34,000	816,680
	Sun Hydraulics, Inc.	52,603	1,528,117
*	Superior Essex, Inc.	66,018	1,601,597
	Supreme Industries, Inc.	15,608	90,995
* #	Synutra International, Inc.	11,721	438,131
	Sypris Solutions, Inc.	53,547	372,152
*	SYS Technologies	41,600	87,360
#	TAL International Group, Inc.	65,650	1,486,973
*	Taleo Corp. Class A	39,482	1,114,577
* #	Taser International, Inc.	204,300	2,862,243
*	Team, Inc.	51,000	1,523,880
*	TeamStaff, Inc.	17,900	12,351
	Tech/Ops Sevcon, Inc.	9,755	85,112
	Technology Research Corp.	18,250	66,430
	Tecumseh Products Co. Class A	42,100	1,000,717
*	Teledyne Technologies, Inc.	109,300	5,926,246
	Tennant Co.	60,700	2,660,481
*	Tetra Tech, Inc.	187,796	3,891,133
*	The Advisory Board Co.	60,597	3,939,411
*	The Geo Group, Inc.	163,500	4,162,710
	Thomas Group, Inc.	6,132	45,561
	Titan International, Inc.	87,300	2,397,258
	Todd Shipyards Corp.	17,841	376,980
*	Trailer Bridge, Inc.	9,300	99,231
*	TransDigm Group, Inc.	17,700	843,936
* #	TRC Companies, Inc.	57,796	484,908
	Tredegar Industries, Inc.	106,191	1,535,522
* #	Trex Co., Inc.	49,800	343,122
	Triumph Group, Inc.	51,015	4,145,479
* #	TRM Corp.	53,100	38,232
*	Tufco Technologies, Inc.	4,700	33,135

38

* #	TurboChef Technologies, Inc.	96,738	1,438,494
	Twin Disc, Inc.	18,440	1,145,677
*	U.S. Home Systems, Inc.	26,949	160,886
#	UAP Holding Corp.	150,300	4,495,473
* #	Ultralife Batteries, Inc.	47,230	593,209
*	United Stationers, Inc.	93,209	4,721,968
	Universal Forest Products, Inc.	61,105	1,748,214
*	Universal Security Instruments, Inc.	7,549	63,714
* #	Universal Truckload Services, Inc.	23,217	405,137
*	UQM Technologies, Inc.	81,900	261,261
*	USA Truck, Inc.	31,235	452,908
* #	Valence Technology, Inc.	20,900	48,070
	Valmont Industries, Inc.	82,850	6,502,897
*	Valpey Fisher Corp.	4,045	19,821
*	Veri-Tek International Corp.	7,090	45,022
*	Versar, Inc.	25,500	179,010
	Viad Corp.	68,899	2,136,558
#	Vicor Corp.	90,242	1,303,094
*	Volt Information Sciences, Inc.	76,050	967,356
	VSE Corp.	17,518	904,104
	Wabash National Corp.	100,500	694,455
	Wabtec Corp.	156,200	5,301,428
	Walter Industries, Inc.	168,500	5,845,265
* #	Waste Connections, Inc.	112,050	3,566,552
	Waste Industries USA, Inc.	43,970	1,486,186
	Watsco, Inc. Class A	78,200	2,834,750
	Watsco, Inc. Class B	1,800	65,700
	Watson Wyatt & Co. Holdings	120,400	5,544,420
#	Watts Water Technologies, Inc.	101,180	2,960,527
*	WCA Waste Corp.	22,923	174,902
#	Werner Enterprises, Inc.	244,084	4,283,674
*	Westaff, Inc.	43,832	165,247
*	Willis Lease Finance Corp.	11,960	156,676
	Woodward Governor Co.	110,918	7,602,320
	WSI Industries, Inc.	2,000	11,580
*	Zareba Systems, Inc.	300	1,440
Total Industrials			594,607,780

Information Technology — (14.5%)
*	3Com Corp.	529,515	2,282,210
* #	8X8, Inc.	18,800	19,928
* #	Acacia Research-Acacia Technologies	82,560	761,203
* #	Access Integrated Technologies, Inc.	69,900	313,152
* #	ACI Worldwide, Inc.	121,539	2,774,735
*	Acorn Factor, Inc.	7,000	29,750
*	Actel Corp.	84,335	924,312
*	ActivIdentity Corp.	152,203	619,466
*	Actuate Corp.	201,866	1,528,126
*	Adaptec, Inc.	368,900	1,235,815
*	ADC Telecommunications, Inc.	19,386	321,032
*	ADDvantage Technologies Group, Inc.	23,575	136,735
*	Adept Technology, Inc.	2,150	14,835
	Adtran, Inc.	257,726	5,590,077
*	Advanced Analogic Technologies, Inc.	147,709	1,590,826
*	Advanced Energy Industries, Inc.	149,864	2,174,527

39

* #	Advanced Photonix, Inc.	21,200	40,916
*	Advent Software, Inc.	89,585	4,547,335
*	Aehr Test Systems	18,819	110,091
*	Aetrium, Inc.	34,318	182,572
	Agilysys, Inc.	80,988	1,124,923
* #	Airspan Networks, Inc.	138,200	258,434
* # •	Allen Organ Co.	800	13,032
	Alliance Semiconductor Corp.	47,150	73,554
*	Allied Motion Technologies, Inc.	2,800	12,488
	American Software, Inc. Class A	78,505	564,451
*	AMIS Holdings, Inc.	299,828	2,299,681
* #	Amkor Technology, Inc.	373,288	3,075,893
* #	Ampex Corp. Class A	5,725	11,164
*	Amtech Systems, Inc.	21,170	296,168
* #	Anadigics, Inc.	196,400	2,162,364
*	Analysts International Corp.	59,486	77,332
*	Anaren, Inc.	55,600	856,240
*	Andrew Corp.	309,714	4,540,407
*	Ansoft Corp.	78,978	2,291,152
*	Answerthink, Inc.	141,833	643,922
*	APA Enterprises, Inc.	11,200	11,424
*	Apogee Technology, Inc.	3,700	1,369
*	Applied Micro Circuits Corp.	932,138	2,339,666
* #	Ariba, Inc.	256,921	3,049,652
* #	Arris Group, Inc.	360,500	3,760,015
*	Art Technology Group, Inc.	351,185	1,467,953
*	ASA International, Ltd.	640	2,560
* #	Ascendia Brands, Inc.	37,900	5,685
*	Aspen Technology, Inc.	293,789	4,982,661
*	Astea International, Inc.	2,800	17,584
	Astro-Med, Inc.	12,764	121,003
*	Asyst Technologies, Inc.	163,900	563,816
* #	Atari, Inc.	28,958	48,649
* #	Atheros Communications	183,396	5,408,348
*	Atlantic Tele-Network, Inc.	2,300	87,722
*	ATMI, Inc.	117,633	3,539,577
*	Authentidate Holding Corp.	98,000	74,598
*	Autobytel, Inc.	143,145	460,927
* #	Avanex Corp.	422,395	633,593
	Avici Systems, Inc.	46,843	348,043
* #	Avid Technology, Inc.	132,763	3,522,202
*	Aviza Technology, Inc.	67,330	141,393
*	Avocent Corp.	160,365	3,993,089
*	Aware, Inc.	78,692	387,952
*	Axcelis Technologies, Inc.	338,800	1,605,912
*	Axesstel, Inc.	38,400	10,368
*	AXS-One, Inc.	74,600	29,840
*	AXT, Inc.	98,190	425,163
* #	Bankrate, Inc.	58,657	2,295,835
* #	BearingPoint, Inc.	680,861	2,485,143
	Bel Fuse, Inc. Class A	8,809	307,875
	Bel Fuse, Inc. Class B	30,647	916,958
*	Bell Industries, Inc.	8,500	13,685
*	Bell Microproducts, Inc.	95,471	534,638
*	Benchmark Electronics, Inc.	224,592	4,031,426

40

*	Bitstream, Inc.	8,000	45,120
	Black Box Corp.	55,600	2,046,080
#	Blackbaud, Inc.	73,603	2,094,741
* #	Blackboard, Inc.	94,364	3,680,196
*	Blonder Tongue Laboratories, Inc.	9,300	14,043
*	Blue Coat Systems, Inc.	99,372	3,598,260
	Bogen Communications International, Inc.	11,900	77,350
*	Bookham, Inc.	223,416	567,477
* #	Borland Software Corp.	246,200	795,226
*	Bottomline Technologies, Inc.	81,939	1,032,431
	BPO Management Services, Inc.	176	102
*	Brightpoint, Inc.	180,020	2,990,132
*	Broadcaster, Inc.	600	414
* #	BroadVision, Inc.	512,806	1,025,612
*	Brooks Automation, Inc.	252,534	3,391,532
*	BSQUARE Corp.	32,068	197,539
*	Cabot Microelectronics Corp.	79,800	2,984,520
*	CACI International, Inc. Class A	69,000	3,131,910
*	CalAmp Corp.	76,328	196,926
*	California Micro Devices Corp.	77,097	302,991
*	Callidus Software, Inc.	65,422	409,542
*	CallWave, Inc.	64,100	179,480
	CAM Commerce Solutions, Inc.	9,900	446,292
*	Captaris, Inc.	91,728	372,416
*	Carrier Access Corp.	103,489	234,920
*	Cascade Microtech, Inc.	8,310	78,114
#	Cass Information Systems, Inc.	7,265	270,858
*	Catalyst Semiconductor, Inc.	54,740	285,195
*	Catapult Communications Corp.	45,891	332,710
* #	C-COR, Inc.	162,900	2,000,412
*	Centillium Communications, Inc.	114,689	158,271
*	CEVA, Inc.	64,067	656,046
*	Checkpoint Systems, Inc.	131,400	3,122,064
*	Cherokee International Corp.	64,269	174,169
*	Chordiant Software, Inc.	109,200	1,095,276
*	Ciber, Inc.	166,712	1,136,976
*	Ciprico, Inc.	11,397	60,689
*	Cirrus Logic, Inc.	292,090	1,664,913
*	Clarus Corp.	32,100	202,230
	CLST Holdings, Inc.	28,318	11,327
*	CMGI, Inc.	20,321	210,729
*	CNET Networks, Inc.	619,485	4,695,696
* #	Cogent, Inc.	161,101	1,788,221
	Cognex Corp.	148,340	3,006,852
*	Coherent, Inc.	104,293	3,000,510
	Cohu, Inc.	74,898	1,172,154
	Comarco, Inc.	18,136	94,126
* # •	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	12,450	139,440
*	Computer Task Group, Inc.	48,900	254,280
*	Comtech Telecommunications Corp.	77,200	3,833,752
*	Concur Technologies, Inc.	121,083	4,547,877
*	Concurrent Computer Corp.	203,200	191,008
* #	Conexant Systems, Inc.	1,042,706	1,157,404
* #	Convera Corp.	125,474	324,978

41

*	CPI International, Inc.	40,057	672,557
*	Cray, Inc.	24,834	144,782
*	Credence Systems Corp.	337,598	692,076
*	CSG Systems International, Inc.	150,832	2,499,286
*	CSP, Inc.	8,585	60,095
	CTS Corp.	94,359	997,375
*	CVD Equipment Corp.	11,029	48,528
*	Cyberoptics Corp.	29,611	360,958
*	Cybersource Corp.	225,488	3,294,380
* #	Cymer, Inc.	124,486	5,112,640
#	Daktronics, Inc.	131,216	3,061,269
*	Data I/O Corp.	7,300	41,245
*	Datalink Corp.	35,200	149,952
	Dataram Corp.	27,100	92,140
*	DataTRAK International, Inc.	7,500	15,225
*	Datawatch Corp.	4,032	28,022
* #	DealerTrack Holdings, Inc.	90,922	3,867,822
* #	Delphax Technologies, Inc.	6,100	3,813
*	Digi International, Inc.	81,326	1,250,794
*	Digimarc Corp.	71,265	669,178
* #	Digital Angel Corp.	130,100	122,294
*	Digital River, Inc.	2,653	102,592
*	Diodes, Inc.	126,058	3,708,626
*	Ditech Networks, Inc.	109,212	352,755
*	Document Sciences Corp.	13,900	116,204
*	Dot Hill Systems Corp.	144,378	366,720
*	DSP Group, Inc.	95,000	1,285,350
*	DTS, Inc.	60,489	1,497,103
*	Dycom Industries, Inc.	135,666	3,817,641
*	Dynamics Research Corp.	27,908	305,593
*	EarthLink, Inc.	413,597	2,808,324
*	Easylink Services International Corp.	3,900	13,065
*	Echelon Corp.	131,006	2,199,591
* #	EDGAR Online, Inc.	80,084	239,451
*	Edgewater Technology, Inc.	39,255	257,120
*	EFJ, Inc.	81,894	239,949
*	Elecsys Corp.	5,511	30,586
*	Electro Scientific Industries, Inc.	97,293	1,970,183
*	Electroglas, Inc.	62,300	90,335
*	Electronics for Imaging, Inc.	189,566	4,348,644
* #	Elixir Gaming Technologies, Inc.	131,800	519,292
*	eLoyalty Corp.	30,389	393,841
* #	EMCORE Corp.	170,050	1,491,339
*	EMS Technologies, Inc.	51,068	1,486,589
*	Emulex Corp.	281,900	4,721,825
* #	En Pointe Technologies, Inc.	6,300	19,467
*	Endwave Corp.	38,600	302,624
*	Entegris, Inc.	434,395	3,761,861
*	Entertainment Distribution Co., Inc.	208,077	145,654
*	Entrust, Inc.	201,589	334,638
*	Epicor Software Corp.	193,022	2,088,498
*	EPIQ Systems, Inc.	97,449	1,697,562
*	ePlus, Inc.	24,690	258,998
* #	eSpeed, Inc.	99,880	1,008,788
*	ESS Technology, Inc.	108,500	161,665

42

* #	Euronet Worldwide, Inc.	125,936	4,125,663
*	Evans & Sutherland Computer Corp.	12,543	16,808
*	Evolving Systems, Inc.	12,000	21,000
*	Exar Corp.	135,938	1,249,270
*	Excel Technology, Inc.	33,172	894,649
*	Extreme Networks, Inc.	397,714	1,447,679
*	Fairchild Semiconductor Corp. Class A	87,000	1,379,820
*	FalconStor Software, Inc.	163,905	1,984,890
*	Faro Technologies, Inc.	48,870	1,320,467
* #	FEI Co.	115,750	2,883,333
*	Finisar Corp.	1,048,888	1,783,110
*	Forgent Networks, Inc.	69,300	92,862
* #	FormFactor, Inc.	63,556	2,411,315
*	Forrester Research, Inc.	76,587	2,005,048
* #	FortuNet, Inc.	2,618	21,939
	Frequency Electronics, Inc.	18,900	178,983
*	FSI International, Inc.	91,700	165,060
*	Genesis Microchip, Inc.	91,762	462,480
*	Gerber Scientific, Inc.	68,800	653,600
	Gevity HR, Inc.	80,810	343,443
*	Giga-Tronics, Inc.	4,500	8,145
*	Globecomm Systems, Inc.	41,374	465,458
*	Goldleaf Financial Solutions, Inc.	58,425	102,244
*	Greenfield Online, Inc.	86,600	1,302,464
*	GSE Systems, Inc.	43,196	518,352
*	GTSI Corp.	31,222	302,229
*	Guidance Software, Inc.	11,478	141,294
*	Halifax Corp.	1,000	1,850
*	Harmonic, Inc.	264,847	2,746,463
*	Harris Stratex Networks, Inc. Class A	74,603	1,284,664
*	Hauppauge Digital, Inc.	32,457	135,995
#	Heartland Payment Systems, Inc.	125,097	4,038,131
*	hi/fn, Inc.	45,200	265,324
*	Hittite Microwave Corp.	102,236	4,415,573
*	Hutchinson Technology, Inc.	86,800	2,283,708
*	Hypercom Corp.	187,700	1,004,195
* #	I.D. Systems, Inc.	34,040	447,286
* #	i2 Technologies, Inc.	71,200	1,152,016
	iBasis, Inc.	110,687	585,534
* #	Ibis Technology Corp.	27,300	11,739
*	iCAD, Inc.	3,500	7,700
*	iGATE Capital Corp.	177,165	1,498,816
*	Ikanos Communications	7,890	46,788
* #	ImageWare Systems, Inc.	45,400	73,548
*	I-many, Inc.	115,692	375,999
	Imation Corp.	112,801	2,263,916
#	Imergent, Inc.	41,500	512,940
* #	Immersion Corp.	84,200	1,105,546
*	InFocus Corp.	123,613	215,087
*	Informatica Corp.	281,457	4,826,988
	InfoSpace, Inc.	104,946	1,869,088
	infoUSA, Inc.	131,505	1,134,888
*	Innodata Isogen, Inc.	77,693	384,580
*	Innovex, Inc.	53,100	30,798
*	InPlay Technologies, Inc.	10,000	14,500

43

*	Insight Enterprises, Inc.	151,841	3,007,970
*	Insightful Corp.	6,100	7,808
*	InsWeb Corp.	1,633	17,702
#	Integral Systems, Inc.	35,775	891,871
*	Integrated Silicon Solution, Inc.	121,451	791,861
* #	Intelli-Check, Inc.	40,667	142,335
*	Intelligent Systems Corp.	14,381	47,457
*	Intelligroup, Inc.	29,800	75,096
*	Interactive Intelligence, Inc.	55,941	1,458,941
*	Interlink Electronics, Inc.	35,200	52,800
* #	Intermec, Inc.	203,600	4,371,292
* #	Internap Network Services Corp.	160,800	1,599,960
*	Internet Capital Group, Inc.	126,765	1,415,965
*	Interphase Corp.	19,339	188,362
*	Intervoice, Inc.	129,018	1,261,796
*	Interwoven, Inc.	144,823	1,778,426
*	Intest Corp.	27,232	62,906
*	Intevac, Inc.	71,436	1,121,545
*	IntriCon Corp.	15,310	211,278
*	INX, Inc.	11,300	112,661
*	Iomega Corp.	177,295	632,943
* #	iPass, Inc.	117,100	511,727
*	iPCS, Inc.	11,273	390,046
*	Iteris, Inc.	51,154	171,877
*	Ixia	204,128	2,108,642
*	IXYS Corp.	109,724	848,167
*	j2 Global Communications, Inc.	163,364	3,973,012
*	Jaco Electronics, Inc.	6,475	8,353
*	JDA Software Group, Inc.	82,812	1,734,083
*	Jupitermedia Corp.	111,469	478,202
	Keithley Instruments, Inc.	45,170	429,115
*	Kemet Corp.	222,423	1,379,023
*	Key Tronic Corp.	30,077	124,820
*	Keynote Systems, Inc.	36,900	507,744
*	Kintera, Inc.	45,236	72,830
*	Kopin Corp.	222,236	800,050
*	Kratos Defense & Security Solutions, Inc.	197,404	442,185
*	Kulicke & Soffa Industries, Inc.	191,934	1,358,893
*	KVH Industries, Inc.	45,028	391,293
* #	L-1 Identity Solutions, Inc.	236,439	4,393,037
*	Lantronix, Inc.	14,300	13,943
* #	LaserCard Corp.	39,524	392,869
*	Lattice Semiconductor Corp.	382,951	1,286,715
* #	Lawson Software, Inc.	608,706	5,916,622
*	Leadis Technolgies, Inc.	600	1,668
* #	LeCroy Corp.	39,213	340,761
*	LightPath Technologies, Inc.	1,850	5,717
*	Lionbridge Technologies, Inc.	181,846	552,812
*	Littlefuse, Inc.	76,813	2,561,714
*	Logic Devices, Inc.	6,400	10,688
*	LogicVision, Inc.	50,041	45,037
*	Logility, Inc.	40,957	495,580
*	LoJack Corp.	60,700	1,062,857
*	LookSmart, Ltd.	74,172	215,099
*	Loral Space & Communications, Inc.	66,943	2,292,128

44

*	LTX Corp.	207,296	497,510
* #	Lumera Corp.	66,184	228,997
*	Luna Innovations, Inc.	8,256	75,377
* #	Macrovision Corp.	168,893	4,208,814
*	Magma Design Automation, Inc.	128,183	1,712,525
* # •	Mai Systems Corp. Escrow Shares	3	—
*	Management Network Group, Inc.	70,700	168,973
*	Manatron, Inc.	1,102	9,863
*	Manhattan Associates, Inc.	91,594	2,484,945
*	ManTech International Corp. Class A	64,400	2,491,636
	Marchex, Inc. Class B	98,043	1,206,909
*	Mastec, Inc.	212,350	2,146,859
*	Mattson Technology, Inc.	175,745	1,448,139
#	Maximus, Inc.	72,400	2,823,600
* #	Maxwell Technologies, Inc.	53,379	445,181
* #	MDI, Inc.	10,433	7,196
* #	Mechanical Technology, Inc.	88,120	84,595
*	MedQuist, Inc.	15,960	164,388
*	Mentor Graphics Corp.	283,486	3,087,163
*	Mercury Computer Systems, Inc.	71,400	1,046,724
*	Merix Corp.	62,013	363,396
	Mesa Laboratories, Inc.	10,503	261,525
	Methode Electronics, Inc.	122,020	1,470,341
	Micrel, Inc.	253,673	2,262,763
*	Microsemi Corp.	237,102	5,424,894
*	MicroStrategy, Inc.	31,800	3,207,030
*	Microtune, Inc.	179,447	933,124
* #	Midway Games, Inc.	283,100	687,933
* #	Mindspeed Technologies, Inc.	355,070	497,098
* #	MIPS Technologies, Inc.	148,600	844,048
*	MIVA, Inc.	108,500	312,480
*	MKS Instruments, Inc.	190,507	3,461,512
* #	Mobility Electronics, Inc.	102,830	178,924
	Mocon, Inc.	18,742	194,355
*	Moldflow Corp.	37,712	601,506
*	Monolithic Power Systems	104,019	1,984,683
* #	MoSys, Inc.	102,560	598,950
*	Motive, Inc.	25,500	45,900
*	MPS Group, Inc.	327,000	3,629,700
* #	MRV Communications, Inc.	419,681	940,085
*	MSC. Software Corp.	146,706	1,937,986
*	MTM Technologies, Inc.	4,600	3,404
	MTS Systems Corp.	60,887	2,495,758
* #	Multi-Fineline Electronix, Inc.	76,872	1,404,451
*	Nanometrics, Inc.	39,294	392,940
*	Napco Security Systems, Inc.	65,060	326,601
* #	Napster, Inc.	3,129	8,699
*	NCI, Inc.	8,809	159,443
* #	NeoMagic Corp.	43,418	135,464
* #	Neonode, Inc.	680	3,067
*	NETGEAR, Inc.	114,493	3,880,168
* #	Netlogic Microsystems, Inc.	68,378	2,000,057
*	NetManage, Inc.	29,679	110,999
*	NetScout Systems, Inc.	105,550	1,282,433
*	Network Engines, Inc.	123,298	202,209

45

*	Network Equipment Technologies, Inc.	84,300	1,048,692
*	Newport Corp.	132,918	1,762,493
*	Nextest Systems Corp.	400	5,312
	NIC, Inc.	208,065	1,622,907
* #	NMS Communications Corp.	149,300	231,415
*	Novatel Wireless, Inc.	101,002	1,569,571
*	Nu Horizons Electronics Corp.	43,207	291,647
*	NumereX Corp. Class A	19,932	160,652
* #	NYFIX, Inc.	77,014	342,712
	O.I. Corp.	3,540	44,923
* #	Oculus Innovative Sciences, Inc.	9,550	47,750
*	Omniture, Inc.	26,506	753,035
* #	OmniVision Technologies, Inc.	154,400	2,874,928
*	Omtool, Ltd.	3,470	12,839
* #	On2 Technologies, Inc.	270,900	203,175
*	Online Resources Corp.	84,270	792,138
*	Onvia, Inc.	12,766	111,703
*	OpenTV Corp.	38,046	45,275
#	Openwave Systems, Inc.	301,852	830,093
*	Oplink Communications, Inc.	68,500	1,106,275
*	OPNET Technologies, Inc.	70,111	642,918
	OPTi, Inc.	11,000	44,000
*	Optical Cable Corp.	14,700	58,947
*	Orthovita, Inc.	9,914	34,897
*	OSI Systems, Inc.	50,800	1,259,332
*	Overland Storage, Inc.	40,351	60,527
*	OYO Geospace Corp.	19,511	2,042,802
*	Packeteer, Inc.	114,148	771,640
* #	Palm, Inc.	271,471	1,892,153
*	PAR Technology Corp.	33,669	246,457
*	Parametric Technology Corp.	39,874	665,896
	Park Electrochemical Corp.	65,450	1,927,503
* #	Parkervision, Inc.	80,486	791,177
*	PC Connection, Inc.	86,850	1,110,812
*	PC-Tel, Inc.	72,300	541,527
*	PDF Solutions, Inc.	94,613	750,281
*	Peerless Systems Corp.	23,200	48,720
	Pegasystems, Inc.	114,667	1,419,577
*	Perceptron, Inc.	21,668	245,715
*	Perficient, Inc.	87,937	1,474,703
*	Performance Technologies, Inc.	37,000	179,820
*	Pericom Semiconductor Corp.	79,236	1,312,941
*	Perot Systems Corp.	18,860	248,009
*	Pervasive Software, Inc.	70,339	315,822
*	Pfsweb, Inc.	34,442	44,086
*	Phoenix Technologies, Ltd.	77,336	1,051,770
*	Photon Dynamics, Inc.	53,600	482,400
*	Photronics, Inc.	135,326	1,392,505
*	Pinnacle Data Systems, Inc.	4,400	12,540
* #	Pixelworks, Inc.	48,600	42,282
*	Planar Systems, Inc.	47,100	267,528
*	PlanetOut, Inc.	3,410	22,949
	Plantronics, Inc.	177,500	4,765,875
*	PLATO Learning, Inc.	71,566	291,989
*	Plexus Corp.	130,161	3,873,591

46

*	PLX Technology, Inc.	92,738	912,542
*	PMC-Sierra, Inc.	688,619	4,834,105
*	Power Integrations, Inc.	84,100	2,529,728
* #	Powerwave Technologies, Inc.	331,994	1,374,455
* #	Presstek, Inc.	117,598	702,060
* # •	Price Communications Liquidation Trust	159,870	21,835
	Printronix, Inc.	7,000	108,640
*	Progress Software Corp.	132,100	4,178,323
	QAD, Inc.	104,659	890,648
#	Quality Systems, Inc.	87,418	2,586,699
*	Qualstar Corp.	6,500	20,800
*	Quantum Corp.	634,800	2,012,316
*	Quest Software, Inc.	328,830	5,317,181
*	QuickLogic Corp.	93,400	332,504
* #	Rackable Systems, Inc.	46,300	493,095
*	Radiant Systems, Inc.	100,234	1,600,737
*	RadiSys Corp.	71,662	1,113,627
*	Radyne Corp.	29,400	269,892
* #	RAE Systems, Inc.	185,700	482,820
*	Rambus, Inc.	12,800	248,192
*	Ramtron International Corp.	82,400	349,376
*	RealNetworks, Inc.	460,019	2,838,317
	Relm Wireless Corp.	41,800	138,358
	REMEC, Inc.	69,545	120,313
#	Renaissance Learning, Inc.	91,615	1,192,827
* #	Research Frontiers, Inc.	4,700	46,013
* #	RF Micro Devices, Inc.	903,645	5,223,068
*	RF Monolithics, Inc.	25,000	143,000
	Richardson Electronics, Ltd.	43,825	285,301
*	RightNow Technologies, Inc.	106,508	1,933,120
*	Rimage Corp.	32,040	798,757
*	Rofin-Sinar Technologies, Inc.	50,077	4,559,010
*	Rogers Corp.	53,300	2,348,398
*	Rudolph Technologies, Inc.	94,194	1,125,618
*	S1 Corp.	216,006	1,602,765
*	Saba Software, Inc.	92,636	458,548
*	Safeguard Scientifics, Inc.	391,100	770,467
*	Sanmina-SCI Corp.	367,458	650,401
* #	Sapient Corp.	403,707	2,922,839
* #	SatCon Technology Corp.	109,500	164,250
*	ScanSource, Inc.	78,200	2,758,896
*	Schmitt Industries, Inc.	2,366	15,829
*	Scientific Learning Corp.	11,796	69,125
*	SCM Microsystems, Inc.	50,472	177,157
*	Seachange International, Inc.	91,800	692,172
*	Secure Computing Corp.	216,642	1,964,943
*	Selectica, Inc.	74,960	124,434
*	Semitool, Inc.	103,560	956,894
*	Semtech Corp.	234,157	3,573,236
*	SI International, Inc.	39,243	1,018,748
* #	Sigma Designs, Inc.	73,800	4,798,476
* #	Sigmatel, Inc.	93,110	182,496
*	Sigmatron International, Inc.	2,200	22,616
*	Silicon Image, Inc.	259,805	1,221,084
	Silicon Laboratories, Inc.	72,776	2,702,901

47

*	Silicon Storage Technology, Inc.	335,500	952,820
* #	Simulations Plus, Inc.	40,878	196,214
*	Skyworks Solutions, Inc.	559,693	5,082,012
*	SM&A	58,800	380,436
* #	Smith Micro Software, Inc.	96,009	769,032
* #	Sonic Foundry, Inc.	114,300	181,737
* #	Sonic Solutions, Inc.	84,200	836,106
*	SonicWALL, Inc.	201,600	2,040,192
* #	Sonus Networks, Inc.	768,243	5,055,039
*	Sourcefire, Inc.	26,900	218,159
*	SourceForge, Inc.	225,600	521,136
*	Spectrum Control, Inc.	42,545	632,219
*	SPSS, Inc.	63,842	2,307,250
* #	SRA International, Inc.	135,200	3,696,368
*	SRS Labs, Inc.	54,268	332,663
*	Staktek Holdings, Inc.	147,095	378,034
*	Stamford Industrial Group, Inc.	22,200	32,190
*	Standard Microsystems Corp.	73,217	2,582,364
	StarTek, Inc.	44,800	437,696
*	STEC, Inc.	161,215	1,502,524
*	SteelCloud, Inc.	11,500	12,880
* #	Stratasys, Inc.	65,200	1,629,348
*	SumTotal Systems, Inc.	87,717	422,796
* #	Sunair Electronics, Inc.	7,700	19,173
*	Sunrise Telecom, Inc.	18,500	40,145
*	Suntron Corp.	5,165	5,733
* #	Supertex, Inc.	43,100	1,463,245
*	SupportSoft, Inc.	147,291	639,243
*	Sycamore Networks, Inc.	899,288	3,462,259
*	Sykes Enterprises, Inc.	141,487	2,611,850
*	Symmetricom, Inc.	160,867	693,337
* #	Synaptics, Inc.	84,420	4,688,687
*	Synchronoss Technologies, Inc.	51,819	1,705,881
*	SYNNEX Corp.	93,300	1,927,578
*	Synplicity, Inc.	85,801	488,208
	Syntel, Inc.	133,082	4,794,944
	Taitron Components, Inc.	4,900	7,718
* #	Take-Two Interactive Software, Inc.	240,701	3,605,701
*	Technical Communications Corp.	400	2,020
#	Technitrol, Inc.	132,000	3,533,640
*	Technology Solutions Co.	1,500	5,025
*	TechTeam Global, Inc.	28,852	366,420
*	Tekelec	224,012	2,755,348
*	TeleCommunication Systems, Inc.	114,099	387,937
* #	Telkonet, Inc.	188,100	240,768
*	Telular Corp.	58,575	392,453
* #	Terremark Worldwide, Inc.	180,745	1,013,979
*	Tessco Technologies, Inc.	19,103	311,952
*	Tessera Technologies, Inc.	137,045	5,292,678
* #	The Knot, Inc.	56,645	747,714
	TheStreet.com, Inc.	90,425	1,112,228
*	Think Partnership, Inc.	224,259	304,992
*	ThinkEngine Networks, Inc.	7,700	1,848
*	TIBCO Software, Inc.	241,444	1,890,507
*	Tier Technologies, Inc. Class B	55,400	503,032

48

*	TII Network Technologies, Inc.	10,660	20,467
	TNS, Inc.	71,000	1,116,120
*	Tollgrade Communications, Inc.	44,213	351,051
* #	Track Data Corp.	21,535	48,454
*	Transact Technologies, Inc.	30,650	159,380
*	Transcat, Inc.	5,900	41,831
*	Transwitch Corp.	204,023	208,103
* #	Travelzoo, Inc.	49,400	754,338
*	Trident Microsystems, Inc.	184,960	1,161,549
	Trio-Tech International	9,469	93,175
*	Triquint Semiconductor, Inc.	450,419	2,670,985
*	Troy Group, Inc.	13,200	56,100
	TSR, Inc.	7,088	29,061
*	TTM Technologies, Inc.	124,300	1,502,787
*	Tumbleweed Communications Corp.	168,095	220,204
*	Tyler Technologies, Inc.	134,500	2,025,570
*	Ulticom, Inc.	127,630	957,225
*	Ultimate Software Group, Inc.	81,399	2,659,305
*	Ultra Clean Holdings, Inc.	48,775	700,897
*	Ultratech, Inc.	74,899	897,290
*	Unica Corp.	47,620	428,580
	United Online, Inc.	214,703	3,229,133
* #	Universal Display Corp.	105,248	1,742,907
* #	UTStarcom, Inc.	376,757	1,092,595
* #	Veeco Instruments, Inc.	100,900	1,693,102
*	Verint Systems, Inc.	97,994	1,691,376
* #	Vertical Communications, Inc.	1,200	1,188
*	Viasat, Inc.	93,791	3,127,930
*	Vicon Industries, Inc.	15,100	143,903
*	Video Display Corp.	10,950	87,819
*	Viewpoint Corp.	94,616	75,693
*	Vignette Corp.	98,527	1,515,345
*	Virage Logic Corp.	72,227	604,540
*	Visual Sciences, Inc.	63,500	1,004,570
* #	Vitesse Semiconductor, Inc.	608,553	578,125
*	Vocus, Inc.	39,500	1,240,300
*	Volterra Semiconductor Corp.	2,181	27,001
* #	Vyyo, Inc.	59,599	274,751
	Wayside Technology Group, Inc.	6,815	72,921
* #	Websense, Inc.	145,172	2,372,110
* #	Website Pros, Inc.	61,604	693,661
*	Westell Technologies, Inc.	173,419	263,597
*	White Electronics Designs Corp.	77,393	356,782
*	Wind River Systems, Inc.	269,583	2,752,442
*	Winland Electronics, Inc.	5,100	11,271
*	Wireless Telecom Group, Inc.	71,750	132,738
*	Wireless Xcessories Group, Inc.	9,500	15,865
*	WJ Communications, Inc.	186,828	164,409
*	WPCS International, Inc.	8,243	83,996
*	Wright Express Corp.	90,810	3,446,240
*	X-Rite, Inc.	94,063	1,169,203
* #	Zhone Technologies, Inc.	355,206	444,008
*	ZILOG, Inc.	54,368	171,259
* #	Zix Corp.	118,993	464,073
*	Zones, Inc.	13,400	129,176

49

*	Zoran Corp.	160,135	3,494,146
*	Zygo Corp.	59,780	674,916
Total Information Technology			650,632,673

Materials — (4.2%)
	A. Schulman, Inc.	86,055	1,855,346
	A.M. Castle & Co.	62,237	1,562,149
*	AEP Industries, Inc.	25,510	872,697
#	AMCOL International Corp.	100,175	3,804,647
*	American Pacific Corp.	16,430	241,521
#	American Vanguard Corp.	87,289	1,427,175
*	Amerigon, Inc.	36,820	673,070
	Arch Chemicals, Inc.	81,642	3,359,568
* #	Arrowhead Research Corp.	42,939	175,191
*	Atlantis Plastics, Inc.	4,300	3,612
	Balchem Corp.	54,837	1,172,415
* #	Basin Water, Inc.	29,073	203,802
*	Brush Engineered Materials, Inc.	67,923	3,038,196
*	Buckeye Technologies, Inc.	122,483	1,749,057
#	Calgon Carbon Corp.	133,400	1,942,304
*	Canyon Resources Corp.	37,925	15,288
*	Caraustar Industries, Inc.	91,335	377,214
*	Century Aluminum Co.	108,590	6,226,551
	Chesapeake Corp.	60,102	366,622
* #	Coeur d’Alene Mines Corp.	903,900	3,769,263
#	Compass Minerals International, Inc.	107,200	3,936,384
* #	Constar International, Inc.	41,802	119,972
*	Continental Materials Corp.	300	8,145
*	Core Molding Technologies, Inc.	34,384	243,095
	Deltic Timber Corp.	41,501	1,998,273
* #	Detrex Corp.	500	4,200
#	Eagle Materials, Inc.	90,900	3,544,191
#	Empire Resources, Inc.	32,513	128,101
	Ferro Corp.	144,030	3,051,996
	Flamemaster Corp.	189	1,257
* #	Flotek Industries, Inc.	60,072	2,214,254
	Friedman Industries, Inc.	22,381	162,262
#	General Maritime Corp.	26,900	718,230
* #	General Moly, Inc.	129,610	1,381,643
#	Georgia Gulf Corp.	104,100	774,504
	Gibraltar Industries, Inc.	96,704	1,351,922
	Glatfelter Co.	112,900	1,696,887
*	Graphic Packaging Corp.	667,100	2,735,110
*	H&E Equipment Services, Inc.	26,913	464,788
	H.B. Fuller Co.	198,918	5,030,636
	Hawkins, Inc.	35,150	520,220
*	Haynes International, Inc.	19,807	1,673,890
* #	Headwaters, Inc.	132,400	1,588,800
*	Hecla Mining Co.	400,800	4,701,384
	Hercules, Inc.	226,300	4,392,483
*	ICO, Inc.	82,142	891,241
*	Impreso, Inc.	5,200	11,440
#	Innophos Holdings, Inc.	17,400	248,994
*	Ion Geophysical Corp.	277,100	4,275,653
#	Kaiser Aluminum Corp.	66,421	4,725,190

50

#	KMG Chemicals, Inc.	23,765	369,783
#	Koppers Holdings, Inc.	34,500	1,326,180
#	Kronos Worldwide, Inc.	20,322	337,752
*	Landec Corp.	85,390	1,122,025
	Louisiana-Pacific Corp.	138,300	2,127,054
*	LSB Industries, Inc.	47,200	1,070,496
*	Material Sciences Corp.	47,330	391,419
*	Maxxam, Inc.	10,790	297,804
	Metal Management, Inc.	87,800	4,040,556
	Minerals Technologies, Inc.	61,400	4,107,660
* #	Mines Management, Inc.	41,800	147,972
*	Mod-Pac Corp.	7,627	62,541
	Myers Industries, Inc.	111,296	2,221,468
* #	Nanophase Technologies Corp.	61,398	220,419
	Neenah Paper, Inc.	20,215	610,089
#	Nevada Chemicals, Inc.	17,187	157,433
	NewMarket Corp.	52,500	2,817,150
#	NL Industries, Inc.	150,690	1,520,462
	NN, Inc.	55,375	491,176
*	Northern Technologies International Corp.	6,025	67,781
*	Northwest Pipe Co.	28,664	953,651
	Olin Corp.	245,752	5,146,047
	Olympic Steel, Inc.	26,000	679,640
*	OM Group, Inc.	95,100	5,353,179
*	OMNOVA Solutions, Inc.	140,394	723,029
	Penford Corp.	28,200	682,440
*	Peoplesupport, Inc.	37,800	531,090
*	PolyOne Corp.	278,300	1,744,941
	Quaker Chemical Corp.	33,520	730,066
	Quanex Corp.	123,675	6,188,697
*	Rock of Ages Corp.	4,400	24,508
	Rock-Tenn Co. Class A	129,800	3,424,124
*	Rosetta Resources, Inc.	48,981	896,352
#	Royal Gold, Inc.	91,335	2,623,141
* #	RTI International Metals, Inc.	67,000	4,920,480
	Schnitzer Steel Industries, Inc. Class A	74,051	4,622,263
	Schweitzer-Maudoit International, Inc.	50,500	1,348,350
	Sensient Technologies Corp.	151,600	4,194,772
	Silgan Holdings, Inc.	113,826	6,104,488
*	Solitario Resources Corp.	100	525
	Spartech Corp.	101,300	1,383,758
	Stepan Co.	28,900	882,606
*	Stillwater Mining Co.	296,700	2,877,990
* #	Symyx Technologies, Inc.	96,000	735,360
#	Synalloy Corp.	12,636	219,487
#	Texas Industries, Inc.	72,400	5,023,112
#	Tronox, Inc. Class A	43,500	358,875
	Tronox, Inc. Class B	14,500	117,450
*	U.S. Concrete, Inc.	126,800	476,768
#	U.S. Energy Corp.	11,100	52,725
*	U.S. Gold Corp.	148,200	508,326
*	UFP Technologies, Inc.	3,700	23,051
*	United States Lime & Minerals, Inc.	10,096	310,553
*	Universal Stainless & Alloy Products, Inc.	20,855	643,168
	Vulcan International Corp.	700	40,933

51

*	W.R. Grace & Co.	49,100	1,326,191
	Wausau Paper Corp.	164,326	1,549,594
*	Webco Industries, Inc.	600	58,800
#	Wellman, Inc.	96,100	100,905
#	Westlake Chemical Corp.	125,900	2,489,043
*	Williams Industries, Inc.	1,200	2,640
#	Worthington Industries, Inc.	193,529	4,100,880
* #	Zoltek Companies, Inc.	87,500	3,729,250
Total Materials			186,841,301

Other — (0.0%)
* •	Big 4 Ranch, Inc.	3,200	—
* •	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* •	ePresence, Inc. Escrow Shares	25,100	753
* # •	EquiMed, Inc.	2,250	—
* •	iGo Escrow Shares	4,100	—
* •	Noel Group, Inc.	8,000	100
* •	PDS Gaming Corp. Escrow Shares	1,100	550
* •	Petrocorp, Inc. Escrow Shares	6,900	414
* •	Tripos Escrow Shares	220	53
Total Other			1,870

Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	68,837	3,160,307

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	141,281	2,119,215
*	Arbinet-thexchange, Inc.	44,100	262,395
* #	Cbeyond, Inc.	66,988	2,771,294
*	Centennial Communications Corp.	353,852	3,149,283
*	Cincinnati Bell, Inc.	825,800	3,930,808
* #	Cogent Communications Group, Inc.	163,489	3,397,301
#	Consolidated Communications Holdings, Inc.	86,775	1,395,342
*	Covista Communications, Inc.	2,200	1,430
	D&E Communications, Inc.	47,574	693,153
#	FairPoint Communications, Inc.	81,400	1,214,488
* #	FiberTower Corp.	285,994	652,066
*	General Communications, Inc. Class A	170,381	1,509,576
*	GoAmerica, Inc.	56	315
	Hickory Tech Corp.	43,845	398,551
	IDT Corp.	42,178	326,458
#	IDT Corp. Class B	218,100	1,768,791
	Iowa Telecommunications Services, Inc.	74,100	1,262,664
*	LCC International, Inc. Class A	72,575	177,809
* #	Level 3 Communications, Inc.	43,811	147,205
*	Metro One Telecommunications, Inc.	5,337	10,514
*	Nexstar Broadcasting Group, Inc.	25,527	231,530
#	North Pittsburgh Systems, Inc.	45,606	1,077,214
*	Occam Networks, Inc.	6,366	24,636
*	PAETEC Holding Corp.	293,567	3,141,167
*	Point.360	12,784	24,929
*	Premiere Global Services, Inc.	229,737	3,165,776
*	Rural Cellular Corp. Class A	47,986	2,114,263
	Shenandoah Telecommunications Co.	600	14,802
*	SunCom Wireless Holdings, Inc.	17,930	475,504

52

	SureWest Communications	45,112	816,978
*	Syniverse Holdings, Inc.	124,499	1,944,674
* #	Terrestar Corp.	39,888	289,188
*	USA Mobility, Inc.	40,300	531,557
*	Vonage Holdings Corp.	22,215	46,874
	Warwick Valley Telephone Co.	300	3,309
*	Xeta Corp.	15,800	67,308
Total Telecommunication Services			39,158,367

Utilities — (2.5%)
	ALLETE, Inc.	101,666	4,164,239
*	AMEN Properties, Inc.	1,975	14,437
	American States Water Co.	56,931	2,371,176
*	Aquila, Inc.	1,062,800	4,208,688
	Artesian Resources Corp. Class A	6,222	118,218
	Avista Corp.	175,750	3,757,535
	BIW, Ltd.	800	18,800
#	Black Hills Corp.	125,658	5,234,912
* #	Cadiz, Inc.	5,242	104,106
#	California Water Service Group	68,900	2,691,923
#	Central Vermont Public Service Corp.	34,900	965,334
	CH Energy Group, Inc.	52,600	2,331,232
	Chesapeake Utilities Corp.	22,410	756,338
	Cleco Corp.	190,087	5,311,031
	Connecticut Water Services, Inc.	27,471	667,820
	Delta Natural Gas Co., Inc.	7,020	174,447
*	El Paso Electric Co.	153,600	3,949,056
#	Empire District Electric Co.	101,300	2,333,952
	Energy West, Inc.	3,800	54,150
#	EnergySouth, Inc.	26,018	1,438,275
* #	Environmental Power Corp.	32,253	165,780
	Florida Public Utilities Co.	5,749	67,781
#	Hawaiian Electric Industries, Inc.	148,500	3,437,775
#	IDACORP, Inc.	134,900	4,743,084
	ITC Holdings Corp.	102,028	5,207,509
	Laclede Group, Inc.	71,900	2,474,079
*	Maine & Maritimes Corp.	1,800	62,280
#	MGE Energy, Inc.	70,027	2,455,847
	Middlesex Water Co.	42,308	797,506
	New Jersey Resources Corp.	90,700	4,575,815
	Nicor, Inc.	49,060	2,067,388
	Northwest Natural Gas Co.	91,000	4,365,270
	NorthWestern Corp.	61,499	1,712,747
#	Ormat Technologies, Inc.	87,700	4,428,850
	Otter Tail Corp.	98,560	3,302,746
#	Piedmont Natural Gas Co.	102,800	2,676,912
	PNM Resources, Inc.	46,000	1,020,280
	Portland General Electric Co.	146,900	3,932,513
	RGC Resources, Inc.	3,464	104,162
#	SJW Corp.	59,250	1,982,505
	South Jersey Industries, Inc.	95,028	3,506,533
	Southern Union Co.	1	22
	Southwest Gas Corp.	136,000	3,933,120
#	Southwest Water Co.	81,617	977,772
	UIL Holdings Corp.	78,666	2,817,816

53

Unisource Energy Corp.	113,885	3,522,463
Unitil Corp.	7,410	202,664
WGL Holdings, Inc.	159,672	5,275,563
York Water Co.	5,069	80,192
Total Utilities		110,562,643

TOTAL COMMON STOCKS		3,499,016,507

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	57
* •	CSF Holding, Inc. Litigation Rights	3,250	—
* •	Del Global Technologies Corp. Warrants 03/28/08	971	1,845
* •	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
* •	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
* •	Mossimo, Inc. Contingent Rights	16,100	—
* •	Movie Star Rights 01/16/08	53,172	1,471
* •	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			3,373

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,470,000 FHLMC 6.50%, 09/01/37, valued at $49,528,624) to be repurchased at $48,823,058	$48,805	48,805,000

SECURITIES LENDING COLLATERAL — (21.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $930,411,504 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/36 to 11/01/37 & FNMA 6.094%, 10/01/37, valued at $937,644,117) to be repurchased at $910,685,430	910,334	910,334,094
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,486,799 FNMA 5.500%, 07/01/33 & 5.500%, 07/01/37, valued at $15,743,735) to be repurchased at $15,223,668	15,218	15,217,834
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $21,600,000 FNMA 6.164%, 04/01/37, valued at $20,593,335) to be repurchased at $19,999,285	19,992	19,991,572

TOTAL SECURITIES LENDING COLLATERAL		945,543,500

TOTAL INVESTMENTS - (100.0%) (Cost $4,330,636,702)		$4,493,368,380

See accompanying Notes to Financial Statements.

54

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (79.6%)
Consumer Discretionary — (10.5%)
*	1-800-FLOWERS.COM, Inc.	251,448	$2,632,661
*	4Kids Entertainment, Inc.	123,488	1,543,600
* #	99 Cents Only Stores	348,700	2,810,522
*	A.C. Moore Arts & Crafts, Inc.	199,406	3,164,573
	Acme Communications, Inc.	145,810	454,927
	Acme United Corp.	31,807	451,659
*	AFC Enterprises, Inc.	171,110	1,866,810
*	Aftermarket Technology Corp.	216,255	6,037,840
	Aldila, Inc.	53,836	924,364
*	Alloy, Inc.	134,453	907,558
	Ambassadors Group, Inc.	40,970	751,390
#	Ambassadors International, Inc.	97,569	1,172,779
*	AMCON Distributing Co.	1,863	75,917
* #	AMDL, Inc.	22,900	100,760
*	American Biltrite, Inc.	57,750	303,187
*	America’s Car-Mart, Inc.	105,056	1,139,858
#	Arctic Cat, Inc.	114,789	1,224,799
	Ark Restaurants Corp.	35,674	1,312,803
	Asbury Automotive Group, Inc.	322,198	5,393,595
*	Ashworth, Inc.	133,600	509,016
* #	Audible, Inc.	239,519	2,761,654
*	Audiovox Corp. Class A	165,885	2,118,351
* #	Avatar Holdings, Inc.	80,366	3,500,743
*	Bakers Footwear Group, Inc.	60,195	165,536
*	Ballantyne of Omaha, Inc.	134,735	782,810
*	Barry (R.G.) Corp.	163,435	1,186,538
	Bassett Furniture Industries, Inc.	90,500	805,450
	Beasley Broadcast Group, Inc.	65,543	458,801
*	Benihana, Inc.	68,364	991,278
*	Benihana, Inc. Class A	82,390	1,153,460
	Big 5 Sporting Goods Corp.	127,259	2,090,865
* #	Big Dog Holdings, Inc.	22,012	338,104
*	Birks & Mayors, Inc.	13,946	87,162
* #	BJ’s Restaurants, Inc.	248,236	4,416,118
#	Blockbuster, Inc. Class A	482,355	1,722,007
*	Blockbuster, Inc. Class B	256,000	770,560
* #	Blue Nile, Inc.	16,851	1,243,772
* #	Bluegreen Corp.	277,229	1,990,504
	Blyth, Inc.	236,700	4,655,889
#	Bon-Ton Stores, Inc.	132,972	1,553,113
	Books-A-Million, Inc.	171,700	2,075,853
	Bowl America, Inc. Class A	55,406	880,955
*	Broadview Institute, Inc.	15,800	34,760
*	Buca, Inc.	180,840	206,158

1

* #	Buffalo Wild Wings, Inc.	156,089	4,512,533
* #	Build-A-Bear-Workshop, Inc.	103,900	1,638,503
*	Cache, Inc.	159,586	2,136,857
* #	California Coastal Communities, Inc.	107,476	634,108
*	California Pizza Kitchen, Inc.	287,596	4,575,652
	Canterbury Park Holding Corp.	24,474	270,438
#	Carmike Cinemas, Inc.	126,443	1,492,027
*	Carriage Services, Inc.	168,400	1,796,828
* #	Casual Male Retail Group, Inc.	369,462	2,290,664
*	Catalina Lighting, Inc.	11,080	55,954
	Cato Corp. Class A	304,890	4,591,643
*	Cavalier Homes, Inc.	169,400	345,576
*	Cavco Industries, Inc.	56,747	2,141,632
	CBRL Group, Inc.	17,439	583,509
* #	Champion Enterprises, Inc.	758,260	6,839,505
#	Charles and Colvard, Ltd.	164,798	390,571
*	Charlotte Russe Holding, Inc.	250,547	4,124,004
#	Cherokee, Inc.	89,099	2,807,509
#	Christopher & Banks Corp.	216,900	3,496,428
*	Chromcraft Revington, Inc.	97,750	474,087
	Churchill Downs, Inc.	109,516	5,747,400
* #	Citi Trends, Inc.	135,311	2,090,555
	Coachmen Industries, Inc.	117,100	617,117
	Coast Distribution System, Inc.	41,382	277,673
	Cobra Electronics Corp.	114,900	625,056
*	Coinstar, Inc.	260,062	6,795,420
#	Collectors Universe, Inc.	79,356	1,110,984
* #	Comstock Homebuilding Companies, Inc.	30,500	26,840
*	Concord Camera Corp.	49,560	141,247
* #	Congoleum Corp. Class A	33,800	16,900
* #	Conn’s, Inc.	235,758	4,267,220
	Cooper Tire & Rubber Co.	6,277	96,540
* #	Cosi, Inc.	123,855	292,298
* #	Cost Plus, Inc.	148,999	469,347
*	Cost-U-Less, Inc.	13,600	159,800
	Courier Corp.	141,318	4,645,123
#	CPI Corp.	63,379	1,759,401
	Craftmade International, Inc.	61,350	487,732
* #	Crown Media Holdings, Inc.	487,200	3,541,944
* #	CSK Auto Corp.	296,305	2,888,974
	CSS Industries, Inc.	53,050	2,099,719
*	Culp, Inc.	152,480	1,268,634
* #	Cumulus Media, Inc. Class A	138,366	1,163,658
*	Cybex International, Inc.	156,350	727,027
*	Cycle Country Accessories Corp.	60,200	110,166
*	Daily Journal Corp.	200	8,950
	Decorator Industries, Inc.	20,587	87,701
*	dELiA*s, Inc.	142,905	485,877
	Delta Apparel, Inc.	77,280	759,662
*	Design Within Reach, Inc.	119,594	473,592
*	DG Fastchannel, Inc.	171,899	3,362,344
*	Diedrich Coffee, Inc.	28,625	104,481
*	Directed Electronics, Inc.	25,913	48,976
*	Dixie Group, Inc.	104,300	938,700
* #	Dominion Homes, Inc.	69,600	47,328

2

*	Dorman Products, Inc.	147,975	2,073,130
#	Dover Downs Gaming & Entertainment, Inc.	154,879	1,711,413
	Dover Motorsports, Inc.	163,171	1,109,563
*	Drew Industries, Inc.	215,100	5,876,532
* #	drugstore.com, Inc.	855,582	2,618,081
*	Duckwall-ALCO Stores, Inc.	41,000	1,212,780
* #	E Com Ventures, Inc.	10,825	219,856
	Educational Development Corp.	26,815	147,482
*	Einstein Noah Restaurant Group, Inc.	10,989	196,154
*	ELXSI Corp.	7,100	19,880
*	EMAK Worldwide, Inc.	58,100	74,368
*	Emerson Radio Corp.	243,478	340,869
#	Emmis Communications Corp. Class A	303,222	1,306,887
* #	Enova Systems, Inc.	26,601	97,094
* #	Escala Group, Inc.	245,312	515,155
	Escalade, Inc.	52,333	489,837
#	Ethan Allen Interiors, Inc.	2,800	79,968
*	Fairchild Corp. Class A	148,929	360,408
*	Famous Dave’s of America, Inc.	100,330	1,388,567
	Federal Screw Works	33,750	371,250
	Finish Line, Inc. Class A	296,529	1,111,984
*	Finlay Enterprises, Inc.	80,106	237,915
*	Flanigan’s Enterprises, Inc.	20,600	172,010
* #	Fleetwood Enterprises, Inc.	614,206	3,359,707
	Flexsteel Industries, Inc.	60,900	778,302
*	Foamex International, Inc.	30,369	109,328
	Footstar, Inc.	81,000	364,500
*	Fountain Powerboat Industries, Inc.	38,965	52,603
*	Franklin Covey Co.	189,294	1,323,165
*	Franklin Electronic Publishers, Inc.	81,300	269,103
	Fred’s, Inc.	304,496	3,172,848
	Frisch’s Restaurants, Inc.	63,868	1,765,950
	FTD Group, Inc.	142,220	1,905,748
* #	Fuel Systems Solutions, Inc.	149,650	2,205,841
*	Full House Resorts, Inc.	61,610	171,276
#	Furniture Brands International, Inc.	14,700	148,911
*	Gaiam, Inc.	3,551	83,626
*	GameTech International, Inc.	123,000	955,710
* #	Gaming Partners International Corp.	78,434	630,609
* #	Gander Mountain Co.	186,898	906,455
* #	Genesco, Inc.	147,400	4,569,400
* #	Gentek, Inc.	102,584	3,077,520
*	G-III Apparel Group, Ltd.	157,405	2,261,910
*	Global Entertainment Corp.	585	2,164
*	Gottschalks, Inc.	130,400	498,128
	Gray Television, Inc.	352,972	3,003,792
	Gray Television, Inc. Class A	41,200	354,938
*	Great Wolf Resorts, Inc.	171,847	1,859,385
#	Group 1 Automotive, Inc.	82,200	2,209,536
* #	GSI Commerce, Inc.	312,741	8,168,795
*	Hampshire Group, Ltd.	25,800	323,790
#	Handleman Co.	188,705	417,038
*	Harris Interactive, Inc.	559,304	2,343,484
*	Hartmarx Corp.	323,000	1,292,000
*	Hastings Entertainment, Inc.	95,270	861,241

3

#	Haverty Furniture Co., Inc.	141,600	1,203,600
	Haverty Furniture Co., Inc. Class A	12,000	102,720
*	Hawk Corp.	80,416	1,283,439
*	Hayes Lemmerz International, Inc.	920,489	3,801,620
* #	Hibbett Sporting Goods, Inc.	161,145	3,451,726
*	Hollywood Media Corp.	332,328	883,992
* #	Home Solutions of America, Inc.	442,946	469,523
	Hooker Furniture Corp.	40,039	673,456
*	Hot Topic, Inc.	157,032	990,872
	IHOP Corp.	3,800	192,812
	ILX Resorts, Inc.	26,797	160,782
*	Image Entertainment, Inc.	202,118	792,303
* #	Infosonics Corp.	127,200	259,488
*	Insignia Systems, Inc.	51,150	156,007
	Interface, Inc. Class A	282,073	4,919,353
*	Interstate Hotels & Resorts, Inc.	264,550	1,235,448
* #	INVESTools, Inc.	589,224	9,103,511
* #	iRobot Corp.	172,821	2,768,592
* #	Isle of Capri Casinos, Inc.	294,889	5,154,660
	J. Alexander’s Corp.	104,550	1,150,050
	Jackson Hewitt Tax Service, Inc.	229,200	7,391,700
*	Jaclyn, Inc.	20,127	124,385
*	Jakks Pacific, Inc.	227,958	5,753,660
* #	Jarden Corp.	46,202	1,217,885
*	Jennifer Convertibles, Inc.	62,220	245,769
*	Jo-Ann Stores, Inc.	231,900	3,817,074
	Johnson Outdoors, Inc.	64,833	1,493,752
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,571,604
#	Journal Register Co.	379,100	834,020
	Kellwood Co.	136,000	2,038,640
	Kenneth Cole Productions, Inc. Class A	119,000	2,244,340
	Kimball International, Inc. Class B	256,195	3,417,641
*	Kirkland’s, Inc.	132,951	99,713
* #	Knology, Inc.	226,734	3,047,305
* #	Kona Grill, Inc.	39,085	615,589
	Koss Corp.	83,900	1,678,000
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,035,170
*	KSW, Inc.	59,720	400,721
#	K-Swiss, Inc. Class A	146,792	2,664,275
	LaCrosse Footwear, Inc.	27,383	492,620
*	Lakeland Industries, Inc.	40,544	437,875
* #	Lakes Entertainment, Inc.	176,333	1,170,851
#	Landry’s Restaurants, Inc.	34,900	824,338
*	Lazare Kaplan International, Inc.	68,200	641,080
#	La-Z-Boy, Inc.	475,991	2,598,911
* #	Leapfrog Enterprises, Inc.	46,900	314,230
*	Lenox Group, Inc.	123,650	347,456
	Levitt Corp. Class A	73,100	126,463
	Libbey, Inc.	140,891	2,185,219
	Liberty Homes, Inc. Class A	200	705
#	Lifetime Brands, Inc.	124,920	1,601,474
*	Lin TV Corp.	258,800	2,903,736
*	Lincoln Educational Services	117,308	1,628,235
#	Lithia Motors, Inc. Class A	108,443	1,691,711
*	Lodgenet Entertainment Corp.	212,244	4,075,085

4

*	Lodgian, Inc.	229,691	2,632,259
*	LOUD Technologies, Inc.	22,580	129,835
*	Luby’s, Inc.	247,150	2,701,349
#	M/I Homes, Inc.	100,700	1,010,021
*	Mace Security International, Inc.	136,938	282,092
* #	Magna Entertainment Corp.	15,700	22,922
*	Maidenform Brands, Inc.	225,200	2,943,364
#	Marine Products Corp.	322,455	2,373,269
* #	MarineMax, Inc.	171,676	2,806,903
* #	Martha Stewart Living Omnimedia, Inc.	28,300	287,245
*	Max & Erma’s Restaurants, Inc.	24,044	60,110
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,891	115,682
	McRae Industries, Inc. Class A	8,800	147,180
*	Meade Instruments Corp.	152,660	196,931
	Media General, Inc. Class A	6,900	170,913
* #	Mediacom Communications Corp.	755,583	3,407,679
*	Merisel, Inc.	5	19
*	Midas, Inc.	147,200	2,411,136
	Modine Manufacturing Co.	92,201	1,869,836
	Monaco Coach Corp.	276,700	2,498,601
*	Monarch Casino & Resort, Inc.	186,899	4,780,876
	Monro Muffler Brake, Inc.	210,604	4,437,426
* #	Morgans Hotel Group	238,813	4,415,652
*	Morgan’s Foods, Inc.	500	4,320
*	Morton’s Restaurant Group, Inc.	40,086	460,187
* #	Mothers Work, Inc.	31,019	527,943
*	Motorcar Parts of America, Inc.	24,500	287,875
	Movado Group, Inc.	192,200	5,323,940
*	Movie Star, Inc.	108,429	195,172
*	MTR Gaming Group, Inc.	269,508	1,864,995
* #	Multimedia Games, Inc.	266,909	2,119,257
*	Nathan’s Famous, Inc.	57,075	998,242
*	National Lampoon, Inc.	26,520	66,300
	National Presto Industries, Inc.	6,335	343,104
*	Nature Vision, Inc.	500	1,175
#	Nautilus Group, Inc.	308,710	1,775,082
* #	Navarre Corp.	246,157	519,391
*	Nevada Gold & Casinos, Inc.	117,950	174,566
	New Frontier Media, Inc.	237,806	1,153,359
*	Nitches, Inc.	33,639	70,978
*	Nobel Learning Communities, Inc.	65,657	951,370
	Nobility Homes, Inc.	43,800	833,076
#	Noble International, Ltd.	160,285	2,615,851
*	NTN Communications, Inc.	355,891	231,329
	Ohio Art Co.	3,600	28,350
*	Orange 21, Inc.	12,023	60,355
#	Orleans Homebuilders, Inc.	169,600	854,784
	O’Charleys, Inc.	221,831	3,307,500
* #	Outdoor Channel Holdings, Inc.	233,849	1,632,266
* #	Overstock.com, Inc.	210,331	4,873,369
#	Oxford Industries, Inc.	141,900	3,514,863
*	P & F Industries, Inc. Class A	4,983	34,831
* #	Palm Harbor Homes, Inc.	206,034	2,324,064
* #	Papa John’s International, Inc.	211,717	4,985,935
*	PC Mall, Inc.	121,582	1,321,596

5

*	Perry Ellis International, Inc.	119,400	1,924,728
*	PetMed Express, Inc.	237,313	3,023,368
*	Phoenix Footwear Group, Inc.	62,100	91,908
#	Pier 1 Imports, Inc.	759,929	3,130,907
* #	Playboy Enterprises, Inc. Class A	3,014	27,849
* #	Playboy Enterprises, Inc. Class B	277,942	2,615,434
* #	PokerTek, Inc.	36,300	268,257
*	Pomeroy IT Solutions, Inc.	114,040	805,122
* #	Premier Exhibitions, Inc.	250,935	2,730,173
#	Pre-Paid Legal Services, Inc.	139,400	6,971,394
#	PRIMEDIA, Inc.	295,561	2,423,600
*	Princeton Review, Inc.	275,609	2,091,872
* #	Progressive Gaming International Corp.	348,423	836,215
*	Proliance International, Inc.	92,420	256,003
*	QEP Co., Inc.	30,487	318,589
*	Quaker Fabric Corp.	147,950	2,219
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	289,537
*	Radio One, Inc. Class D	253,017	516,155
*	Rainmaker Systems, Inc.	25,007	171,298
*	RC2 Corp.	194,880	5,667,110
	RCN Corp.	51,155	742,771
*	Reading International, Inc. Class A	148,787	1,487,870
*	Reading International, Inc. Class B	10,140	104,188
*	Red Lion Hotels Corp.	167,896	1,611,802
* #	Red Robin Gourmet Burgers, Inc.	156,691	6,198,696
* #	RedEnvelope, Inc.	85,748	466,469
*	Regent Communications, Inc.	482,407	998,582
*	Rentrak Corp.	104,800	1,467,200
*	Restoration Hardware, Inc.	358,683	2,532,302
* #	Retail Ventures, Inc.	414,056	2,873,549
*	Rex Stores Corp.	141,475	2,178,715
*	Riviera Holdings Corp.	66,300	1,809,990
*	Rockford Corp.	80,475	155,317
* #	Rocky Brands, Inc.	50,100	350,700
*	Rubio’s Restaurants, Inc.	95,838	936,337
	Russ Berrie & Co., Inc.	184,100	3,056,060
*	Ruth’s Chris Steak House, Inc.	156,041	1,888,096
*	S&K Famous Brands, Inc.	24,600	252,765
*	Saga Communications, Inc. Class A	144,761	988,718
	Salem Communications Corp.	170,251	1,362,008
*	Schieb (Earl), Inc.	71,500	268,125
* #	Sharper Image Corp.	113,474	377,868
	Shiloh Industries, Inc.	145,400	1,432,190
*	Shoe Carnival, Inc.	105,320	1,225,925
* #	Shuffle Master, Inc.	239,588	3,203,292
*	Silverleaf Resorts, Inc.	30,700	160,868
	Sinclair Broadcast Group, Inc. Class A	11,174	115,651
* #	Six Flags, Inc.	450,500	1,054,170
	Skyline Corp.	74,794	2,535,517
* #	Smith & Wesson Holding Corp.	377,134	3,756,255
	Sonesta International Hotels Corp. Class A	5,094	206,307
* #	Source Interlink Companies, Inc.	470,569	945,844
* #	Spanish Broadcasting System, Inc.	368,786	708,069
*	SPAR Group, Inc.	291	175
#	Spartan Motors, Inc.	313,585	3,129,578

6

*	Sport Chalet, Inc. Class A	107,975	808,733
*	Sport Chalet, Inc. Class B	15,525	114,419
	Sport Supply Group, Inc.	94,800	966,960
*	Sport-Haley, Inc.	32,100	74,472
	Stage Stores, Inc.	354,974	6,006,160
*	Stamps.com, Inc.	204,998	2,603,475
	Standard Motor Products, Inc.	172,400	1,277,484
#	Stanley Furniture, Inc.	32,000	359,040
	Star Buffet, Inc.	16,400	95,120
	Stein Mart, Inc.	342,095	1,854,155
	Steinway Musical Instruments, Inc.	79,000	2,231,750
* #	Steven Madden, Ltd.	191,350	4,349,385
	Stewart Enterprises, Inc.	472,798	3,876,944
*	Stoneridge, Inc.	196,900	1,638,208
	Strattec Security Corp.	40,900	1,815,960
	Sturm Ruger & Co., Inc.	244,900	2,265,325
*	Sun-Times Media Group, Inc. Class A	600,400	624,416
#	Superior Industries International, Inc.	250,100	4,631,852
	Superior Uniform Group, Inc.	86,600	978,580
#	Syms Corp.	143,200	2,319,840
* #	Syntax-Brillian Corp.	615,653	1,791,550
#	Systemax, Inc.	351,300	6,938,175
*	Talon International, Inc.	61,700	28,382
	Tandy Brand Accessories, Inc.	60,077	570,131
*	Tandy Leather Factory, Inc.	101,294	415,305
* #	Tarragon Corp.	13,800	23,460
*	Tarrant Apparel Group	232,085	259,935
*	The Hallwood Group, Inc.	3,756	240,384
	The Marcus Corp.	204,760	3,689,775
	The Pep Boys - Manny, Moe & Jack	61,800	675,474
*	The Sports Club Co., Inc.	142,200	175,617
* #	The Steak n Shake Co.	268,600	3,107,702
* #	TiVo, Inc.	939,095	7,033,822
#	Traffix, Inc.	142,900	873,119
*	Trans World Entertainment Corp.	218,126	1,190,968
*	Triple Crown Media, Inc.	51,065	231,835
* #	True Religion Apparel, Inc.	215,705	3,757,581
* #	Trump Entertainment Resorts, Inc.	96,651	499,686
#	Tuesday Morning Corp.	219,349	1,631,957
*	Unifi, Inc.	485,300	1,455,900
	Unifirst Corp.	139,982	5,231,127
*	Universal Electronics, Inc.	139,890	5,168,935
* #	Universal Technical Institute, Inc.	276,017	4,866,180
* #	Valassis Communications, Inc.	392,700	4,841,991
	Value Line, Inc.	38,887	1,608,366
* #	ValueVision Media, Inc. Class A	366,543	2,411,853
* #	Varsity Group, Inc.	111,622	31,254
* #	VCG Holding Corp.	151,800	1,555,950
	Virco Manufacturing Corp.	155,131	1,231,740
*	Voyager Learning Co.	27,100	144,985
*	Waxman Industries, Inc.	975	7,312
* #	WCI Communities, Inc.	300,400	1,009,344
*	Wells-Gardner Electronics Corp.	90,613	154,948
*	West Marine, Inc.	180,202	1,591,184
#	Westwood One, Inc.	516,600	986,706

7

* #	Wet Seal, Inc. Class A	691,614	1,473,138
#	Weyco Group, Inc.	16,938	463,762
*	Williams Controls, Inc.	16,592	289,862
*	Wilsons The Leather Experts, Inc.	346,520	377,707
* #	Winmark Corp.	53,554	1,151,411
#	Winnebago Industries, Inc.	96,500	2,076,680
* #	WisdomTree Investments, Inc.	6,700	19,430
* #	WorldSpace, Inc. Class A	18,300	63,867
* #	Xanadoo Co.	566	189,610
	Xerium Technologies, Inc.	70,000	416,500
*	Young Broadcasting, Inc. Class A	196,237	276,694
Total Consumer Discretionary			614,398,649

Consumer Staples — (2.9%)
	Alico, Inc.	69,000	3,062,910
*	Alliance One International, Inc.	877,124	3,622,522
#	American Italian Pasta Co.	166,700	1,208,575
#	Andersons, Inc.	176,200	7,474,404
	Arden Group, Inc. Class A	1,661	239,201
*	Atlantic Premium Brands, Ltd.	23,300	18,989
*	Boston Beer Co., Inc. Class A	131,700	4,371,123
*	Bridgford Foods Corp.	91,667	638,002
*	Cagle’s, Inc. Class A	94,800	820,020
	Calavo Growers, Inc.	87,256	1,625,579
#	Cal-Maine Foods, Inc.	208,919	5,145,675
* #	Caribou Coffee Co.	10,142	46,450
	CCA Industries, Inc.	56,230	547,680
#	Chiquita Brands International, Inc.	414,500	7,954,255
	Coca-Cola Bottling Co. Consolidated	30,785	1,746,741
*	Coffee Holding Co, Inc.	100	484
*	Cuisine Solutions, Inc.	130,816	582,131
*	Darling International, Inc.	788,025	8,077,256
	Diamond Foods, Inc.	106,939	2,139,849
*	Elizabeth Arden, Inc.	277,862	6,677,024
	Farmer Brothers Co.	30,785	707,747
	Glacier Water Services, Inc.	24,500	1,470,000
	Golden Enterprises, Inc.	68,706	208,866
* #	Green Mountain Coffee, Inc.	229,200	7,476,504
	Griffin Land & Nurseries, Inc. Class A	24,000	833,520
*	IGI, Inc.	15,100	16,157
#	Imperial Sugar Co.	80,152	1,829,069
	Ingles Market, Inc. Class A	113,498	2,700,117
*	Integrated Biopharma, Inc.	116,875	362,312
	Inter Parfums, Inc.	200,313	3,659,719
	J & J Snack Foods Corp.	181,697	5,883,349
*	Katy Industries, Inc.	76,100	102,735
	Lance, Inc.	302,509	6,274,037
* #	Lifeway Foods, Inc.	133,457	1,358,592
#	Mannatech, Inc.	253,670	1,600,658
* #	Maui Land & Pineapple Co., Inc.	73,210	2,060,861
* #	Medifast, Inc.	123,000	517,830
#	MGP Ingredients, Inc.	152,173	1,250,862
*	Monterey Pasta Co.	162,493	550,851
#	Nash Finch Co.	126,284	4,507,076
#	National Beverage Corp.	450,402	3,332,975

8

*	Natrol, Inc.	107,900	469,365
*	Natural Alternatives International, Inc.	61,798	496,238
* #	Natural Health Trends Corp.	59,195	94,120
	Nature’s Sunshine Products, Inc.	153,100	1,459,043
	Oil-Dri Corp. of America	70,375	1,525,026
*	Omega Protein Corp.	138,247	995,378
*	Orchids Paper Products Co.	100	750
* #	Parlux Fragrances, Inc.	181,000	727,620
*	Pathmark Stores, Inc.	474,424	6,120,070
* #	Peet’s Coffee & Tea, Inc.	135,649	3,624,541
*	Pizza Inn, Inc.	39,700	113,145
*	Prestige Brands Holdings, Inc.	233,775	1,945,008
	PriceSmart, Inc.	271,921	8,111,403
*	Pyramid Breweries, Inc.	82,298	198,338
#	Reddy Ice Holdings, Inc.	60,800	1,586,272
*	Redhook Ale Brewery, Inc.	72,600	463,188
#	Reliv International, Inc.	160,559	1,265,205
	Rocky Mountain Chocolate Factory, Inc.	79,954	1,400,794
#	Sanderson Farms, Inc.	197,109	6,122,206
*	Sanfilippo (John B.) & Son, Inc.	75,747	642,335
*	Scheid Vineyards, Inc.	2,900	105,922
	Schiff Nutrition International, Inc.	81,928	458,797
*	Scope Industries	16,650	1,748,250
*	Seneca Foods Corp. Class A	2,950	75,815
*	Seneca Foods Corp. Class B	6,800	175,440
#	Spartan Stores, Inc.	211,866	4,766,985
* #	Spectrum Brands, Inc.	482,600	2,495,042
* #	Star Scientific, Inc.	716,798	680,958
	Stephan Co.	33,500	110,382
	Tasty Baking Co.	80,500	787,290
*	Tofutti Brands, Inc.	52,077	151,023
* #	TreeHouse Foods, Inc.	26,200	617,534
	United-Guardian, Inc.	39,320	399,491
* #	USANA Health Services, Inc.	174,170	7,259,406
*	Vermont Pure Holdings, Ltd.	20,600	33,578
	Village Super Market, Inc.	13,591	728,342
*	Vita Food Products, Inc.	100	50
#	WD-40 Co.	165,858	6,579,587
* #	Winn-Dixie Stores, Inc.	6,000	113,460
*	Zapata Corp.	119,982	853,072
Total Consumer Staples			168,203,176

Energy — (3.8%)
* #	Abraxas Petroleum Corp.	389,500	1,324,300
	Adams Resources & Energy, Inc.	68,250	1,699,425
* #	Allis-Chalmers Energy, Inc.	335,700	5,085,855
* #	American Oil & Gas, Inc.	376,235	2,422,953
*	Arena Resources, Inc.	290,284	10,911,776
	Barnwell Industries, Inc.	74,626	1,026,854
* #	Basic Energy Services, Inc.	258,800	5,046,600
* #	Bolt Technology Corp.	55,420	2,165,259
*	Boots & Coots International Well Control, Inc.	567,362	720,550
* #	BPZ Resources, Inc.	212,565	2,423,241
*	Brigham Exploration Co.	406,871	2,811,479
*	Bronco Drilling Co., Inc.	187,942	2,698,847

9

*	Callon Petroleum Co.	195,500	2,922,725
*	Carrizo Oil & Gas, Inc.	243,881	11,816,034
*	Catalytica Energy Systems, Inc.	8,358	53,073
	CKX Lands, Inc.	5,432	67,520
*	Clayton Williams Energy, Inc.	111,180	3,197,537
* #	Contango Oil & Gas Co.	155,652	7,346,774
*	Dawson Geophysical Co.	75,050	5,029,851
* #	Dune Energy, Inc.	372,110	747,941
* #	Edge Petroleum Corp.	215,974	1,274,247
*	Endeavour International Corp.	781,460	961,196
*	Energy Partners, Ltd.	61,000	755,180
*	Evolution Petroleum Corp.	22,325	91,532
* #	FX Energy, Inc.	352,192	2,620,308
* #	Gasco Energy, Inc.	757,800	1,500,444
* #	Goodrich Petroleum Corp.	223,100	5,450,333
	Gulf Island Fabrication, Inc.	138,349	4,400,882
* #	Gulfport Energy Corp.	330,742	6,886,048
* #	Harvest Natural Resources, Inc.	487,800	6,356,034
*	Hkn, Inc.	9,000	77,400
*	Horizon Offshore, Inc.	59,739	1,011,979
*	Houston American Energy Corp.	266,977	792,922
*	Infinity, Inc.	136,487	68,243
	Lufkin Industries, Inc.	106,979	5,563,978
	MarkWest Hydrocarbon, Inc.	117,517	7,203,792
*	Matrix Service Co.	252,394	6,584,959
* #	McMoran Exploration Co.	263,500	3,098,760
*	Meridian Resource Corp.	810,972	1,411,091
*	Mexco Energy Corp.	1,400	6,020
*	Mitcham Industries, Inc.	94,300	1,716,260
*	NATCO Group, Inc. Class A	170,198	8,091,213
* #	National Coal Corp.	130,700	419,547
*	Natural Gas Services Group	103,600	1,868,944
*	Newpark Resources, Inc.	880,469	4,736,923
* #	Ngas Resources, Inc.	53,365	330,863
*	OMNI Energy Services Corp.	171,145	869,417
* #	Pacific Ethanol, Inc.	394,786	2,412,142
	Panhandle Royalty Co.	46,812	1,269,541
* #	Parallel Petroleum Corp.	346,786	6,640,952
*	Parker Drilling Co.	320,900	2,294,435
*	Petroleum Development Corp.	145,178	7,356,169
* #	PetroQuest Energy, Inc.	458,562	6,094,289
*	PHI, Inc. (69336T106)	1,214	40,572
*	PHI, Inc. (69336T205)	114,859	3,662,854
*	Pioneer Drilling Co.	352,500	4,198,275
* #	PowerSecure International, Inc.	151,500	2,081,610
*	Pyramid	4,576	15,330
* #	Quest Resource Corp.	142,239	1,146,446
* #	Rentech, Inc.	1,286,825	2,676,596
	Royale Energy, Inc.	52,230	135,276
*	Stone Energy Corp.	28,900	1,306,280
* #	SulphCo, Inc.	637,900	3,380,870
*	Superior Well Services, Inc.	159,621	3,095,051
* #	Syntroleum Corp.	492,496	620,545
* #	T-3 Energy Services, Inc.	47,470	2,392,963
* #	Teton Energy Corp.	148,193	617,965

10

*	TGC Industries, Inc.	157,111	1,421,855
* #	Toreador Resources Corp.	158,909	1,036,087
* #	Transmeridian Exploration, Inc.	831,700	1,472,109
* #	Trico Marine Services, Inc.	145,226	5,136,644
* #	Tri-Valley Corp.	225,222	1,394,124
* #	TXCO Resources, Inc.	326,057	3,928,987
*	Union Drilling, Inc.	140,616	1,785,823
* #	Uranium Resources, Inc.	50,836	602,915
* #	VAALCO Energy, Inc.	534,600	2,330,856
* #	Verenium Corp.	476,046	1,737,568
* #	Warren Resources, Inc.	467,074	5,959,864
* #	Westmoreland Coal Co.	86,167	1,391,597
*	Westside Energy Corp.	185,798	453,347
Total Energy			223,757,046

Financials — (11.6%)
*	1st Constitution Bancorp	7,840	117,600
	1st Independence Financial Group, Inc.	6,285	80,134
	1st Source Corp.	204,017	4,108,902
#	21st Century Holding Co.	74,434	961,687
	Abigail Adams National Bancorp, Inc.	9,252	102,882
*	Abington Bancorp, Inc.	990	8,771
	Access National Corp.	40,641	236,531
	Advanta Corp. Class A	4,178	38,939
	Affirmative Insurance Holdings, Inc.	41,508	459,494
	Alliance Bancorp, Inc. of Pennsylvania	1,000	7,830
	Alliance Financial Corp.	9,308	224,230
*	Alphatec Holdings, Inc.	7,400	33,966
*	AmComp, Inc.	9,606	95,003
	Amcore Financial, Inc.	234,932	5,520,902
	Ameriana Bancorp	20,650	161,276
	American Bancorp of New Jersey, Inc.	78,486	839,800
	American Equity Investment Life Holding Co.	509,800	4,593,298
*	American Independence Corp.	17,370	159,630
	American National Bankshares, Inc.	8,602	175,051
	American Physicians Capital, Inc.	98,047	4,114,052
	American Physicians Services Group, Inc.	36,700	715,650
	American River Bankshares	54,482	1,097,812
*	American Spectrum Realty, Inc.	1,290	23,220
	American West Bancorporation	131,213	2,381,516
	Ameris Bancorp	121,250	2,040,637
*	Amerisafe, Inc.	129,699	1,979,207
*	AmeriServe Financial, Inc.	189,054	552,038
#	Anchor Bancorp Wisconsin, Inc.	216,528	5,504,142
	Arrow Financial Corp.	103,391	2,221,873
	ASB Financial Corp.	4,400	75,460
#	Asset Acceptance Capital Corp.	288,037	3,254,818
#	ASTA Funding, Inc.	136,969	4,952,799
*	Atlantic American Corp.	159,332	278,831
	Atlantic Coast Federal Corp.	55,512	685,018
	Baldwin & Lyons, Inc. Class A	330	8,085
	Baldwin & Lyons, Inc. Class B	80,685	2,173,654
	BancFirst Corp.	152,633	7,137,119
*	Bancinsurance Corp.	39,480	213,192
	Bancorp Rhode Island, Inc.	20,332	730,122

11

#	BancTrust Financial Group, Inc.	2,242	27,352
	Bank of Commerce Holdings	21,832	196,270
*	Bank of Florida Corp.	83,250	1,065,600
	Bank of Granite Corp.	144,524	1,669,252
#	Bank of the Ozarks, Inc.	158,935	4,623,419
#	BankFinancial Corp.	212,776	3,363,989
	Banner Corp.	127,197	3,810,822
	Bar Harbor Bankshares	5,207	165,062
	BCB Bancorp, Inc.	3,458	56,538
*	Beach First National Bancshares, Inc.	24,588	410,374
	Benjamin Franklin Bancorp, Inc.	700	9,226
	Berkshire Bancorp, Inc.	2,405	37,903
	Berkshire Hills Bancorp, Inc.	79,135	1,920,606
	Beverly Hills Bancorp, Inc.	193,155	1,046,900
	Beverly National Corp.	400	8,060
*	BFC Financial Corp.	166,730	240,091
*	BNCCORP., Inc.	12,585	190,914
*	BNS Holding, Inc.	26,480	390,580
*	Bridge Capital Holdings	5,978	127,032
	Brooke Corp.	90,649	628,198
	Brookline Bancorp, Inc.	459,669	4,711,607
*	Brunswick Bancorp	100	1,150
	Bryn Mawr Bank Corp.	27,081	607,698
	C&F Financial Corp.	7,841	285,020
* #	CabelTel International Corp.	3,430	4,888
	Cadence Financial Corp.	9,967	162,960
	California First National Bancorp	80,050	993,420
	Camco Financial Corp.	23,282	279,151
	Camden National Corp.	65,556	1,947,013
	Capital Bank Corp.	7,943	103,338
#	Capital City Bank Group, Inc.	116,515	3,382,430
#	Capital Corp. of the West	97,918	1,839,879
	Capital Properties, Inc.	608	15,200
#	Capital Southwest Corp.	4,918	591,340
#	Capitol Bancorp, Ltd.	151,490	3,035,860
	Cardinal Financial Corp.	223,885	2,144,818
	Carrollton Bancorp	1,250	15,400
	Carver Bancorp, Inc.	5,540	80,330
	Cascade Financial Corp.	3,184	43,493
* #	Cash Systems, Inc.	168,056	872,211
* #	Centennial Bank Holdings, Inc.	217,459	1,098,168
#	Center Bancorp, Inc.	127,896	1,529,636
	Center Financial Corp.	150,354	1,849,354
#	Centerstate Banks of Florida, Inc.	15,301	190,803
	Central Bancorp, Inc.	10,000	227,450
	Central Virginia Bankshares, Inc.	5,919	105,062
	Centrue Financial Corp.	7,951	174,922
	Century Bancorp, Inc. Class A	8,400	181,272
#	CFS Bancorp, Inc.	101,673	1,444,773
	Charter Financial Corp.	750	28,687
	Chemical Financial Corp.	235,414	5,908,891
*	Chicopee Bancorp, Inc.	700	9,275
	Citizens Community Bancorp, Inc.	100	919
	Citizens First Bancorp, Inc.	79,838	1,175,215
*	Citizens First Corp.	1,300	13,000

12

	Citizens Holding Co.	1,212	24,228
	Citizens South Banking Corp.	46,873	546,070
* #	Citizens, Inc.	388,983	2,551,728
	City Holding Co.	174,419	6,275,596
* #	Clayton Holdings, Inc.	37,900	148,947
*	CNA Surety Corp.	334,342	6,897,475
#	CNB Financial Corp.	14,721	200,942
#	CoBiz Financial, Inc.	185,794	3,035,874
	Codorus Valley Bancorp, Inc.	5,196	93,580
*	Colonial Bankshares, Inc.	2,830	30,522
#	Colony Bankcorp, Inc.	33,858	541,728
	Columbia Banking System, Inc.	159,361	4,909,912
	Comm Bancorp, Inc.	2,555	123,049
*	Command Security Corp.	600	2,010
	Commercial National Financial Corp.	3,800	63,270
	Commonwealth Bankshares, Inc.	9,751	175,518
*	Community Bancorp	33,980	612,659
	Community Bank System, Inc.	282,197	5,691,913
	Community Bankshares, Inc.	4,830	62,548
	Community Capital Corp.	2,212	38,666
	Community Trust Bancorp, Inc.	150,480	4,251,060
	Community West Bancshares	26,455	304,894
	Compass Diversified Holdings	9,972	148,483
#	Consolidated-Tokoma Land Co.	51,100	3,224,410
* #	Consumer Portfolio Services, Inc.	208,967	691,681
	Cooperative Bankshares, Inc.	22,375	306,314
*	Core-Mark Holding Co., Inc.	18,381	493,162
#	Corus Bankshares, Inc.	62,537	593,476
*	Cowen Group, Inc.	99,876	1,071,669
*	Cowlitz Bancorporation	8,003	99,797
	Crawford & Co. Class A	107,389	356,531
#	Crawford & Co. Class B	138,512	554,048
#	CVB Financial Corp.	19,500	216,840
*	Dearborn Bancorp, Inc.	21,086	215,499
#	Delta Financial Corp.	219,200	403,328
	Dime Community Bancshares	346,112	4,696,740
*	Dollar Financial Corp.	219,451	6,557,196
	Donegal Group, Inc. Class A	180,377	3,046,568
	Donegal Group, Inc. Class B	34,026	649,046
*	Eastern Insurance Holdings, Inc.	7,700	124,971
	Eastern Virginia Bankshares, Inc.	1,128	19,966
	ECB Bancorp, Inc.	2,822	71,961
	EMC Insurance Group, Inc.	133,763	3,257,129
* #	Empire Financial Holding Co.	2,025	2,227
*	Encore Capital Group, Inc.	207,755	2,133,644
* #	Enstar Group, Ltd.	2,522	273,637
*	Enterprise Bancorp, Inc.	419	5,698
#	Enterprise Financial Services Corp.	80,883	1,854,647
#	Epoch Holding Corp.	75,975	1,062,890
	ESB Financial Corp.	97,162	1,009,513
	Evans Bancorp, Inc.	3,022	51,374
*	Exlservice Holdings, Inc.	56,786	1,361,160
*	EZCORP, Inc. Class A	275,700	3,462,792
#	F.N.B. Corp.	27,400	424,974
	Farmers Capital Bank Corp.	300	8,400

13

	Federal Agriculture Mortgage Corp. Class A	2,600	48,230
#	Federal Agriculture Mortgage Corp. Class C	86,200	2,345,502
#	Federal Trust Corp.	5,930	18,976
	Fidelity Bancorp, Inc.	3,316	49,243
	Fidelity Southern Corp.	82,500	907,500
	Financial Federal Corp.	272,250	6,014,002
*	Financial Industries Corp.	9,148	52,601
	Financial Institutions, Inc.	43,286	780,447
* #	First Acceptance Corp.	437,902	1,769,124
	First Albany Companies, Inc.	110,420	129,191
#	First Bancorp	142,162	2,716,716
	First Bancorp of Indiana, Inc.	300	4,297
	First Bancshares, Inc.	891	14,791
*	First Bank of Delaware	50,014	137,538
#	First Busey Corp.	237,844	4,968,561
	First Business Financial Services, Inc.	859	15,591
*	First Cash Financial Services, Inc.	318,654	5,417,118
#	First Charter Corp.	330,970	9,968,816
#	First Commonwealth Financial Corp.	202,400	2,355,936
#	First Community Bancshares, Inc.	109,410	3,513,155
	First Defiance Financial Corp.	68,692	1,518,093
	First Federal Bancshares of Arkansas, Inc.	46,800	713,700
	First Federal Bankshares, Inc.	1,350	20,925
	First Federal of Northern Michigan Bancorp, Inc.	2,300	16,537
	First Financial Bancorp	375,426	4,309,890
#	First Financial Bankshares, Inc.	139,421	5,437,419
	First Financial Corp.	122,845	3,486,341
	First Financial Holdings, Inc.	122,500	3,357,725
	First Financial Service Corp.	12,450	316,728
	First Franklin Corp.	1,653	18,646
	First Indiana Corp.	154,125	4,908,881
*	First Investors Financial Services Group, Inc.	43,200	272,160
*	First Keystone Financial, Inc.	16,800	201,600
	First M&F Corp.	14,423	237,691
*	First Mariner Bancorp, Inc.	23,048	140,132
	First Merchants Corp.	167,116	3,624,746
	First Mutual Bancshares, Inc.	48,408	1,285,232
* #	First National Bancshares, Inc.	2,446	32,385
	First National Lincoln Corp.	11,791	173,328
	First PacTrust Bancorp, Inc.	17,541	354,328
	First Place Financial Corp.	158,911	2,294,675
*	First Regional Bancorp	116,649	2,570,944
	First Security Group, Inc.	17,611	167,304
#	First South Bancorp, Inc.	49,915	1,203,451
	First State Bancorporation	179,336	2,621,892
	First State Financial Corp.	13,485	134,850
	First United Corp.	22,053	445,471
	First West Virginia Bancorp, Inc.	1,000	13,990
	Firstbank Corp.	32,122	505,601
*	FirstCity Financial Corp.	106,795	867,175
	Flagstar Bancorp, Inc.	298,800	1,882,440
	Flushing Financial Corp.	201,469	3,235,592
	FNB Corp.	12,640	344,187
	FNB United Corp.	18,643	233,037
*	FPIC Insurance Group, Inc.	93,997	4,016,492

14

* #	Franklin Bank Corp.	155,974	662,889
* #	Franklin Credit Management Corp.	18,500	19,425
#	Frontier Financial Corp.	12,982	248,735
	Gateway Financial Holdings, Inc.	102,746	1,365,494
#	GB&T Bancshares, Inc.	128,167	1,361,134
	German American Bancorp, Inc.	35,365	465,050
*	Golfsmith International Holdings, Inc.	1,000	4,000
	Gouverneur Bancorp, Inc.	900	9,720
*	Great Lakes Bancorp, Inc.	60,010	773,529
	Great Pee Dee Bancorp, Inc.	1,585	35,235
#	Great Southern Bancorp, Inc.	135,067	3,002,539
*	Greater Atlantic Financial Corp.	200	1,015
	Greater Community Bancorp	9,278	173,962
	Greene Bancshares, Inc.	98,331	2,937,147
*	Grubb & Ellis Co.	252,149	1,301,089
	GS Financial Corp.	7,906	148,040
	Guaranty Bancshares, Inc.	1,600	43,600
	Guaranty Federal Bancshares, Inc.	24,594	703,388
	Habersham Bancorp	340	5,001
*	Hallmark Financial Services, Inc.	63,552	950,738
	Hanmi Financial Corp.	92,906	890,969
	Harleysville Group, Inc.	632	22,120
#	Harleysville National Corp.	264,106	4,054,027
	Harleysville Savings Financial Corp.	2,944	38,272
	Harrington West Financial Group, Inc.	8,532	104,517
	Hawthorn Bancshares, Inc.	1,209	34,456
#	Heartland Financial USA, Inc.	35,824	716,122
#	Hercules Technology Growth Capital, Inc.	237,558	2,805,560
	Heritage Commerce Corp.	114,368	2,035,750
	Heritage Financial Corp.	87,885	1,828,887
	Heritage Financial Group	300	4,050
	HF Financial Corp.	33,192	502,527
	Hingham Institution for Savings	7,184	222,704
	HMN Financial, Inc.	36,746	880,802
#	Home Bancshares, Inc.	19,339	387,360
	Home Federal Bancorp	37,400	935,000
	Home Federal Bancorp, Inc.	1,400	15,568
	HopFed Bancorp, Inc.	4,655	67,497
	Horace Mann Educators Corp.	23,400	457,704
*	Horizon Bancorp	723	18,010
	Horizon Financial Corp.	117,723	2,026,013
*	HouseValues, Inc.	500	1,710
	IBERIABANK Corp.	108,162	5,235,041
	IBT Bancorp, Inc.	6,052	105,305
	Imperial Capital Bancorp, Inc.	51,800	1,181,040
	Independence Holding Co.	41,288	559,865
#	Independent Bank Corp. (MA)	140,701	4,071,887
#	Independent Bank Corp. (MI)	214,800	2,053,488
	Infinity Property & Casualty Corp.	159,371	6,229,812
	Integra Bank Corp.	161,455	2,594,582
	Intervest Bancshares Corp.	70,600	1,124,658
	Investors Title Co.	20,202	762,625
#	Irwin Financial Corp.	280,400	2,279,652
	James River Group, Inc.	4,700	160,740
	Jefferson Bancshares, Inc.	4,542	45,874

15

	Kearny Financial Corp.	11,660	147,616
*	Kennedy-Wilson, Inc.	76,600	3,284,225
*	Kent Financial Services, Inc.	49,712	106,384
	Kentucky First Federal Bancorp	9,352	93,988
#	K-Fed Bancorp	21,182	257,573
*	KMG America Corp.	87,400	541,880
	KNBT Bancorp, Inc.	259,924	4,122,395
* #	LaBranche & Co., Inc.	166,500	884,115
#	Lakeland Bancorp, Inc.	85,613	985,406
	Lakeland Financial Corp.	81,808	1,549,444
	Landmark Bancorp, Inc.	9,192	252,249
	Leesport Financial Corp.	5,727	101,482
	Legacy Bancorp, Inc.	31,825	405,132
#	Life Partners Holdings, Inc.	65,069	2,296,936
	Lincoln Bancorp	5,499	87,764
	LNB Bancorp, Inc.	13,195	188,029
*	Loopnet, Inc.	92,758	1,424,763
	LSB Corp.	22,651	367,173
	LSB Financial Corp.	1,104	23,460
#	Macatawa Bank Corp.	154,898	1,545,882
	MainSource Financial Group, Inc.	121,166	1,824,760
* #	MarketAxess Holdings, Inc.	292,095	4,194,484
*	Marlin Business Services, Inc.	118,674	1,602,099
	MASSBANK Corp.	32,527	1,177,477
	Mayflower Bancorp, Inc.	2,950	36,182
*	Mays (J.W.), Inc.	2,700	62,181
#	MBT Financial Corp.	168,253	1,598,403
	MCG Capital Corp.	20,178	228,011
*	Meadowbrook Insurance Group, Inc.	245,000	2,251,550
	Medallion Financial Corp.	161,000	1,582,630
	Mercantile Bancorp, Inc.	1,931	50,785
	Mercantile Bank Corp.	34,131	584,664
	Mercer Insurance Group, Inc.	59,656	1,056,508
	Merchants Bancshares, Inc.	62,524	1,456,809
	Meta Financial Group, Inc.	19,082	751,068
	MetroCorp Bancshares, Inc.	50,250	717,570
	MFB Corp.	8,845	228,068
	MicroFinancial, Inc.	49,265	306,921
	Mid Penn Bancorp, Inc.	1,827	46,223
	Midland Co.	97,075	6,208,917
#	MidSouth Bancorp, Inc.	10,419	220,466
#	Midwest Banc Holdings, Inc.	212,864	2,682,086
	MidWestOne Financial Group, Inc.	2,268	38,443
	Monroe Bancorp	8,331	135,379
*	Move, Inc.	1,396,321	3,281,354
	MutualFirst Financial, Inc.	11,844	206,086
#	Nara Bancorp, Inc.	255,746	3,411,652
#	National Interstate Corp.	94,549	3,113,499
#	National Penn Bancshares, Inc.	42,399	666,088
	National Security Group, Inc.	12,602	226,710
	National Western Life Insurance Co. Class A	4,951	995,002
	Naugatuck Valley Financial Corp.	100	1,022
*	Navidec Financial, Inc.	3,516	2,672
*	Navigators Group, Inc.	150,925	8,859,297
#	NBT Bancorp, Inc.	335,433	8,362,345

16

*	New Century Bancorp, Inc.	500	4,500
	New England Bancshares, Inc.	2,680	32,026
	New Hampshire Thrift Bancshares, Inc.	12,561	157,012
	New Westfield Financial, Inc.	36,091	348,639
	NewBridge Bancorp	73,773	734,779
*	Newtek Business Services, Inc.	243,027	294,063
*	NexCen Brands, Inc.	493,934	2,222,703
*	Nexity Financial Corp.	500	3,655
	North Central Bancshares, Inc.	17,500	575,050
	North Valley Bancorp	9,800	143,080
	Northeast Bancorp	12,600	195,300
	Northeast Community Bancorp, Inc.	5,298	61,934
	Northrim Bancorp, Inc.	56,336	1,055,173
	Northway Financial, Inc.	982	16,448
	Norwood Financial Corp.	1,839	56,549
	NYMAGIC, Inc.	81,344	1,812,344
	Oak Hill Financial, Inc.	39,978	1,202,538
*	Ocean Shore Holding Co.	3,152	32,182
	OceanFirst Financial Corp.	112,591	1,853,248
* #	Ocwen Financial Corp.	353,332	1,978,659
	Ohio Valley Banc Corp.	2,604	66,376
	Old Second Bancorp, Inc.	93,805	2,484,894
	Omega Financial Corp.	120,760	3,737,522
*	Optimumbank Holdings, Inc.	1,100	8,492
	Osage Bancshares, Inc.	890	7,725
	PAB Bankshares, Inc.	23,122	346,599
	Pacific Continental Corp.	66,124	972,023
*	Pacific Mercantile Bancorp	92,217	1,220,031
*	Pacific Premier Bancorp, Inc.	27,612	258,448
*	Pacific State Bancorp	11,838	153,065
	Pamrapo Bancorp, Inc.	40,181	818,487
	Park Bancorp, Inc.	3,000	74,325
	Parkvale Financial Corp.	50,795	1,463,404
	Partners Trust Financial Group, Inc.	424,019	5,406,242
	Patriot Capital Funding, Inc.	44,901	481,339
#	Patriot National Bancorp	2,800	49,532
	PAULA Financial	49,300	99,586
#	Peapack-Gladstone Financial Corp.	44,507	1,116,013
*	Penn Treaty American Corp.	198,867	1,312,522
	Penns Woods Bancorp, Inc.	15,072	481,852
*	Pennsylvania Commerce Bancorp, Inc.	40,785	1,144,835
	Peoples Bancorp of Indiana	2,931	46,456
	Peoples Bancorp of North Carolina	11,621	190,352
	Peoples Bancorp, Inc.	96,416	2,332,303
	Peoples Community Bancorp	900	13,662
#	PFF Bancorp, Inc.	116,500	1,095,100
*	Pico Holdings, Inc.	170,271	6,553,731
	Pinnacle Bancshares, Inc.	1,500	18,630
*	Pinnacle Financial Partners, Inc.	139,835	4,073,394
*	PMA Capital Corp. Class A	303,756	2,654,827
*	Porter Bancorp, Inc.	2,297	46,239
#	Portfolio Recovery Associates, Inc.	156,728	6,313,004
	Preferred Bank	28,949	773,807
	Premier Financial Bancorp, Inc.	9,100	118,300
	Presidential Life Corp.	226,349	3,902,257

17

	Princeton National Bancorp, Inc.	7,804	187,452
#	PrivateBancorp, Inc.	125,504	3,841,677
	ProCentury Corp.	129,949	1,828,382
#	Providence Community Bancshares, Inc.	2,080	42,422
	Provident Financial Holdings, Inc.	72,400	1,322,024
	Provident Financial Services, Inc.	53,300	792,038
#	Provident New York Bancorp	413,654	5,046,579
#	Pulaski Financial Corp.	86,052	928,501
#	QC Holdings, Inc.	98,044	1,361,831
	Rainier Pacific Financial Group, Inc.	51,047	756,006
	Renasant Corp.	144,153	2,812,425
#	Republic Bancorp, Inc. Class A	177,655	2,886,894
*	Republic First Bancorp, Inc.	69,817	537,591
#	Resource America, Inc.	172,380	2,796,004
*	Rewards Network, Inc.	254,850	1,332,865
	Riverview Bancorp, Inc.	96,249	1,260,862
#	Rockville Financial, Inc.	25,526	348,940
	Rome Bancorp, Inc.	53,296	620,898
	Royal Bancshares of Pennsylvania, Inc. Class A	22,010	263,240
*	RTW, Inc.	46,750	573,622
	Rurban Financial Corp.	2,010	25,989
#	S&T Bancorp, Inc.	166,239	5,324,635
#	S.Y. Bancorp, Inc.	131,985	3,122,765
	Safety Insurance Group, Inc.	54,067	1,973,986
	Salisbury Bancorp, Inc.	1,200	40,980
#	Sanders Morris Harris Group, Inc.	183,086	1,781,427
#	Sandy Spring Bancorp, Inc.	152,497	4,477,312
#	SCBT Financial Corp.	58,063	1,799,953
*	SCPIE Holdings, Inc.	38,569	1,047,920
*	Seabright Insurance Holdings	163,200	2,531,232
#	Seacoast Banking Corp. of Florida	173,713	2,180,098
#	Security Bank Corp.	63,802	719,049
*	Security National Financial Corp. Class A	5,746	25,800
	Shore Financial Corp.	3,360	40,572
	Siebert Financial Corp.	42,300	141,705
#	Sierra Bancorp	89,538	2,234,868
	Simmons First National Corp. Class A	138,653	3,617,457
#	South Street Financial Corp.	2,945	20,748
*	Southcoast Financial Corp.	24,799	369,505
	Southern Community Financial Corp.	43,300	294,440
*	Southern Connecticut Bancorp, Inc.	5,900	43,070
*	Southern First Bancshares, Inc.	18,031	324,558
	SouthFirst Bancshares, Inc.	100	1,100
#	Southside Bancshares, Inc.	80,179	1,535,428
	Southwest Bancorp, Inc.	139,840	2,510,128
	Southwest Georgia Financial Corp.	4,815	86,188
	State Bancorp, Inc.	104,971	1,534,676
	Sterling Bancorp	309,669	4,137,178
	Sterling Bancshares, Inc.	632,637	7,806,741
	Sterling Financial Corp. (PA)	163,600	2,805,740
	Stewart Information Services Corp.	52,200	1,413,054
* #	Stifel Financial Corp.	137,583	6,404,489
*	Stratus Properties, Inc.	63,959	2,008,313
#	Suffolk Bancorp	99,389	3,067,145
* #	Sun American Bancorp	7,880	37,509

18

*	Sun Bancorp, Inc.	206,176	3,474,066
* #	Superior Bancorp	302,453	1,811,693
#	Susquehanna Bancshares, Inc.	38,858	772,903
	Sussex Bancorp	3,560	44,180
	SWS Group, Inc.	268,423	3,639,816
	Taylor Capital Group, Inc.	65,077	1,440,805
	Team Financial, Inc.	3,892	56,706
	Teche Holding Co.	3,509	139,307
* #	Tejon Ranch Co.	164,529	6,359,046
#	Temecula Valley Bancorp, Inc.	73,925	827,960
*	Texas Capital Bancshares, Inc.	137,380	2,895,970
	TF Financial Corp.	16,170	428,343
*	The Bancorp, Inc.	135,000	2,181,600
*	The Intergroup Corp.	6,500	117,390
	The Savannah Bancorp, Inc.	7,024	146,240
#	The Wilber Corp.	12,800	115,456
	The Ziegler Companies, Inc.	4,200	142,275
	Thomas Properties Group, Inc.	26,100	271,962
* #	Thomas Weisel Partners Group, Inc.	14,700	201,978
	TIB Financial Corp.	25,472	227,210
* #	Tidelands Bancshares, Inc.	5,507	61,128
	TierOne Corp.	163,324	3,821,782
	Timberland Bancorp, Inc.	75,326	1,167,553
#	Tompkins Financial Corp.	82,112	3,493,866
	Tower Financial Corp.	1,138	14,339
#	Tower Group, Inc.	194,624	6,309,710
*	Tradestation Group, Inc.	410,037	4,891,741
* #	Trenwick Group, Ltd.	12,662	11
* #	Triad Guaranty, Inc.	95,939	826,035
	Trico Bancshares	150,603	3,194,290
#	TrustCo Bank Corp. (NY)	510,137	5,422,756
*	Unico American Corp.	114,100	1,186,640
#	Union Bankshares Corp.	120,442	2,494,354
	Union Bankshares, Inc.	6,080	125,704
*	United America Indemnity, Ltd.	79,809	1,580,218
	United Bancshares, Inc.	1,640	22,222
*	United Capital Corp.	90,008	2,286,203
	United Community Financial Corp.	263,953	1,496,614
	United Financial Bancorp, Inc.	25,996	279,977
	United Fire & Casualty Co.	14,801	456,167
*	United PanAm Financial Corp.	150,147	840,823
#	United Security Bancshares (CA)	69,316	1,077,864
	United Western Bancorp, Inc.	27,027	567,837
	Unity Bancorp, Inc.	29,754	271,654
*	Universal Insurance Holdings, Inc.	65,279	479,801
#	Univest Corporation of Pennsylvania	98,522	2,098,519
#	USB Holding Co., Inc.	209,599	4,418,365
#	Vineyard National Bancorp Co.	91,127	984,172
* #	Virginia Commerce Bancorp, Inc.	234,056	2,932,722
#	Virginia Financial Group, Inc.	20,478	353,450
	Wainwright Bank & Trust Co.	4,702	60,750
	Washington Banking Co.	71,095	1,291,796
	Washington Savings Bank, F.S.B.	44,668	259,968
	Washington Trust Bancorp, Inc.	132,221	3,285,692
* #	Wauwatosa Holdings, Inc.	19,205	256,195

19

	Wayne Savings Bancshares, Inc.	1,789	19,929
#	Wesbanco, Inc.	202,414	4,853,888
#	West Bancorporation	159,296	2,236,516
	West Coast Bancorp	149,461	2,983,242
* #	Western Alliance Bancorp	16,500	363,990
	Westwood Holdings Group, Inc.	34,489	1,303,684
	Willow Financial Bancorp, Inc.	146,353	1,375,718
#	Wilshire Bancorp, Inc.	264,376	2,463,984
*	Wilshire Enterprises, Inc.	130,375	507,159
	Wintrust Financial Corp.	10,000	353,200
* #	World Acceptance Corp.	177,000	5,587,890
	WSFS Financial Corp.	12,200	681,736
	WVS Financial Corp.	900	14,499
* #	ZipRealty, Inc.	76,899	382,957
Total Financials			680,205,589

Health Care — (14.2%)
*	A.D.A.M., Inc.	5,100	45,849
*	Abaxis, Inc.	200,562	6,652,642
* #	Abiomed, Inc.	256,989	3,302,309
* #	Acadia Pharmaceuticals, Inc.	342,908	3,888,577
*	Accelr8 Technology Corp.	10,372	35,680
*	Accelrys, Inc.	262,039	2,104,173
* #	Accentia Biopharmaceuticals, Inc.	10,781	25,659
* #	Access Pharmaceuticals, Inc.	15,200	45,904
*	Achillion Pharmaceuticals, Inc.	24,600	122,262
* #	Acusphere, Inc.	251,791	201,433
*	Adolor Corp.	123,511	481,693
* #	Advanced Life Sciences Holdings, Inc.	280,200	582,816
* #	ADVENTRX Pharmaceuticals, Inc.	536,100	283,597
*	Air Methods Corp.	117,580	6,190,587
* #	Akorn, Inc.	667,800	5,101,992
*	Albany Molecular Research, Inc.	326,551	4,313,739
*	Alexza Pharmaceuticals, Inc.	4,100	35,916
*	Alliance Imaging, Inc.	473,700	4,523,835
*	Allied Healthcare International, Inc.	351,608	864,956
*	Allied Healthcare Products, Inc.	65,800	411,250
*	Allion Healthcare, Inc.	64,270	376,622
* #	Allos Therapeutics, Inc.	651,602	4,502,570
*	Almost Family, Inc.	23,400	449,748
* #	Alnylam Pharmaceuticals, Inc.	251,624	8,207,975
*	Alteon, Inc.	4,418	12,061
*	Amag Pharmaceuticals, Inc.	133,040	7,667,095
*	Amedisys, Inc.	240,143	10,244,500
*	America Services Group, Inc.	99,692	803,518
*	American Caresource Holding, Inc.	204	661
*	American Claims Evaluation, Inc.	3,100	3,100
*	American Dental Partners, Inc.	123,120	2,453,782
	American Shared Hospital Services	35,563	107,756
*	AMICAS, Inc.	434,714	1,073,744
*	AMN Healthcare Services, Inc.	332,900	5,619,352
*	Amsurg Corp.	297,081	7,682,515
	Analogic Corp.	128,346	6,907,582
* #	Anesiva, Inc.	88,278	448,452
*	Angeion Corp.	1,294	8,191

20

*	AngioDynamics, Inc.	165,530	3,212,937
*	Anika Therapeutics, Inc.	104,533	1,470,779
* #	Antigenics, Inc.	429,428	918,976
*	AP Pharma, Inc.	48,350	81,711
*	Aradigm Corp.	29,208	49,654
* #	Arcadia Resources, Inc.	126,700	107,695
*	Ardea Biosciences, Inc.	50,457	668,555
* #	Arena Pharmaceuticals, Inc.	554,179	4,849,066
* #	Ariad Pharmaceuticals, Inc.	631,834	2,843,253
* #	Arqule, Inc.	388,417	2,520,826
*	Array BioPharma, Inc.	395,379	4,376,846
*	Arrhythmia Research Technology, Inc.	26,575	218,978
* #	Aspect Medical Systems, Inc.	216,544	3,217,844
* #	AtheroGenics, Inc.	358,831	200,945
*	AtriCure, Inc.	21,803	250,080
	Atrion Corp.	17,829	2,117,550
*	ATS Medical, Inc.	142,500	280,725
* #	Auxilium Pharmaceuticals, Inc.	283,838	7,961,656
*	Avalon Pharmaceuticals, Inc.	74,342	272,835
*	AVANIR Pharmaceuticals Class A	314,452	537,713
*	Avant Immunotherapeutics, Inc.	451,098	203,084
* #	AVI BioPharma, Inc.	482,772	1,124,859
*	Avigen, Inc.	262,088	1,095,528
*	Barrier Therapeutics, Inc.	286,342	1,196,910
* #	Bentley Pharmaceuticals, Inc.	204,950	2,580,320
*	Bioanalytical Systems, Inc.	18,100	156,384
* #	BioCryst Pharmaceuticals, Inc.	271,900	1,726,565
*	Bio-Imaging Technologies, Inc.	110,475	1,050,617
* #	BioLase Technology, Inc.	230,885	676,493
*	Bio-Reference Laboratories, Inc.	134,668	4,507,338
* #	BioSante Pharmaceuticals, Inc.	227,470	1,025,890
*	BioScrip, Inc.	356,462	3,133,301
*	BioSphere Medical, Inc.	173,307	1,010,380
*	Bovie Medical Corp.	151,099	971,567
*	Bradley Pharmaceuticals, Inc.	157,749	3,106,078
*	Bruker BioSciences Corp.	789,231	7,331,956
* #	BSD Medical Corp.	208,291	1,147,683
*	Caliper Life Sciences, Inc.	463,931	2,537,703
	Cambrex Corp.	279,840	2,165,962
*	Candela Corp.	224,956	1,394,727
*	Cantel Medical Corp.	149,670	2,647,662
*	Capital Senior Living Corp.	261,688	2,148,458
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	3,863,607
*	Cardiac Science Corp.	178,014	1,500,658
*	CardioDynamics International Corp.	247,305	91,503
*	Cardiotech International, Inc.	174,860	160,871
* #	Cell Genesys, Inc.	632,533	1,473,802
* #	Cell Therapeutics, Inc.	118,819	307,741
*	Centene Corp.	39,000	975,000
* #	Cepheid, Inc.	286,117	6,188,711
*	Cerus Corp.	283,024	2,184,945
*	Chad Therapeutics, Inc.	23,900	9,560
*	Clarient, Inc.	44,200	87,958
* #	Clinical Data, Inc.	133,167	3,282,567
*	Coley Pharmaceutical Group, Inc.	20,198	160,978

21

*	Collagenex Pharmaceuticals, Inc.	210,573	1,676,161
* #	Columbia Laboratories, Inc.	434,462	999,263
*	Combimatrix Corp.	19,545	136,815
*	Combinatorx, Inc.	271,674	1,448,022
	Computer Programs & Systems, Inc.	100,981	2,248,847
* #	Conceptus, Inc.	282,206	5,669,519
*	Conmed Corp.	266,279	6,625,022
*	Continucare Corp.	2,100	5,145
* #	Corcept Therapeutics, Inc.	199,501	588,528
* #	Cortex Pharmaceuticals, Inc.	266,240	138,445
*	Corvel Corp.	139,347	3,239,818
*	Critical Therapeutics, Inc.	279,384	508,479
*	Criticare Systems, Inc.	107,480	333,188
*	Cross Country Healthcare, Inc.	304,069	4,427,245
* #	CryoCor, Inc.	62,340	241,879
*	CryoLife, Inc.	247,429	1,776,540
*	CuraGen Corp.	533,496	565,506
*	Curis, Inc.	404,216	367,837
*	Cutera, Inc.	129,828	1,965,596
* #	CV Therapeutics, Inc.	523,992	4,569,210
* #	Cyberonics, Inc.	250,000	3,410,000
*	Cyclacel Pharmaceuticals, Inc.	156,847	870,501
*	Cynosure, Inc. Class A	70,655	2,097,747
*	Cypress Bioscience, Inc.	340,354	4,152,319
* #	Cytogen Corp.	145,729	88,895
* #	Cytomedix, Inc.	66,200	229,052
* #	Cytori Therapeutics, Inc.	137,962	760,171
* #	CytRx Corp.	6,400	21,376
	Datascope Corp.	151,010	5,525,456
*	Daxor Corp.	46,300	740,337
*	Del Global Technologies Corp.	157,042	463,274
* #	Dendreon Corp.	687,460	3,437,300
* #	DepoMed, Inc.	391,048	1,134,039
* #	Dexcom, Inc.	178,304	1,542,330
*	Dialysis Corporation of America	31,520	265,083
*	Digirad Corp.	72,200	258,476
* #	Discovery Laboratories, Inc.	733,463	2,141,712
* #	Durect Corp.	661,389	3,836,056
* #	DUSA Pharmaceuticals, Inc.	158,876	339,995
* #	Dyadic International, Inc.	96,800	464,350
*	Dyax Corp.	579,267	2,201,215
* #	Dynacq Healthcare, Inc.	67,234	270,953
* #	Dynavax Technologies Corp.	369,482	1,688,533
*	Elite Pharmaceuticals, Inc.	170,713	358,497
*	Emageon, Inc.	122,926	585,128
* #	Emeritus Corp.	209,968	5,291,194
* #	Emisphere Technologies, Inc.	254,928	831,065
*	Encision, Inc.	3,700	7,770
* #	Encysive Pharmaceuticals, Inc.	539,269	361,310
* #	Endocare, Inc.	23,766	194,406
*	Endologix, Inc.	411,756	1,087,036
*	Entremed, Inc.	493,456	715,511
*	Enzo Biochem, Inc.	337,687	3,701,050
* #	Enzon Pharmaceuticals, Inc.	132,200	1,250,612
*	EP Medsystems, Inc.	193,300	436,858

22

* #	Epicept Corp.	35,693	51,041
* #	EPIX Pharmaceuticals, Inc.	298,596	949,535
*	eResearch Technology, Inc.	532,178	6,311,631
*	etrials Worldwide, Inc.	92,049	276,147
*	Exact Sciences Corp.	264,863	1,136,262
*	Exactech, Inc.	100,152	1,971,993
* #	Exelixis, Inc.	406,862	3,551,905
*	E-Z-EM, Inc.	108,518	2,246,323
*	Farville, Inc.	12,443	24,015
* #	Five Star Quality Care, Inc.	316,450	2,984,123
*	Genaera Corp.	29,683	62,037
* #	Gene Logic, Inc.	259,660	254,752
* #	Genitope Corp.	339,525	1,429,400
* #	Genomic Health, Inc.	166,667	4,036,675
* #	Genta, Inc.	141,120	87,494
*	Gentiva Health Services, Inc.	273,736	4,943,672
* #	GenVec, Inc.	701,062	1,289,954
* #	Geron Corp.	721,387	4,667,374
*	Greatbatch, Inc.	218,900	4,504,962
* #	GTC Biotherapeutics, Inc.	145,853	147,312
* #	GTx, Inc.	150,228	2,158,776
* #	Halozyme Therapeutics, Inc.	321,600	2,727,168
* #	Hana Biosciences, Inc.	37,579	44,719
*	Hanger Orthopedic Group, Inc.	178,800	1,870,248
*	Harvard Bioscience, Inc.	302,596	1,283,007
*	Health Grades, Inc.	27,623	149,993
*	HealthAxis, Inc.	5,710	3,883
*	HealthStream, Inc.	212,266	672,883
*	HealthTronics, Inc.	325,205	1,378,869
* #	Hemispherx Biopharma, Inc.	550,400	715,520
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,102,141
* #	HMS Holdings Corp.	231,922	7,201,178
* #	Hollis-Eden Pharmaceuticals, Inc.	227,168	431,619
	Hooper Holmes, Inc.	672,769	1,096,613
* #	Hythiam, Inc.	119,471	385,891
*	Icagen, Inc.	19,600	29,400
* #	ICU Medical, Inc.	137,591	5,107,378
* #	Idera Pharmaceuticals, Inc.	154,451	1,876,580
* #	IDM Pharma, Inc.	71,779	77,521
* #	I-Flow Corp.	233,186	3,887,211
* #	Immtech International, Inc.	141,446	867,064
* #	Immunicon Corp.	251,597	241,533
*	ImmunoGen, Inc.	412,276	1,978,925
* #	Immunomedics, Inc.	663,327	1,499,119
*	IMPATH Bankruptcy Liquidating Trust	70,200	88,452
*	Implant Sciences Corp.	99,817	139,744
*	Incyte Corp.	823,007	7,061,400
* #	Indevus Pharmaceuticals, Inc.	681,291	5,102,870
*	Infinity Pharmaceuticals, Inc.	118,185	1,133,394
* #	Inhibitex, Inc.	97,500	94,575
* #	Inovio Biomedical Corp.	366,304	344,326
*	Insite Vision, Inc.	119,384	112,221
* #	Insmed, Inc.	294,193	261,832
*	Inspire Pharmaceuticals, Inc.	413,933	2,467,041
*	IntegraMed America, Inc.	76,638	954,143

23

* #	Interleukin Genetics, Inc.	91,221	145,954
* #	InterMune, Inc.	309,720	5,029,853
* #	Interpharm Holdings, Inc.	139,900	88,137
* #	Introgen Therapeutics, Inc.	401,004	1,571,936
	Invacare Corp.	223,200	5,803,200
*	Iridex Corp.	75,054	204,147
*	IRIS International, Inc.	177,276	3,208,696
* #	Isis Pharmaceuticals, Inc.	808,307	14,298,951
* #	Isolagen, Inc.	338,100	963,585
*	IsoRay, Inc.	4,000	10,800
*	Ista Pharmaceuticals, Inc.	292,733	1,513,430
* #	I-Trax, Inc.	372,455	1,348,287
*	IVAX Diagnostics, Inc.	44,500	26,255
* #	Javelin Pharmaceuticals, Inc.	395,170	1,643,907
* #	Kendle International, Inc.	141,840	6,123,233
*	Kensey Nash Corp.	122,700	3,307,992
* #	Keryx Biopharmaceuticals, Inc.	397,294	3,655,105
	Kewaunee Scientific Corp.	19,800	385,902
* #	Kosan Biosciences, Inc.	388,907	1,855,086
* #	La Jolla Pharmaceutical Co.	363,497	1,348,574
	Landauer, Inc.	89,595	4,498,565
*	Langer, Inc.	18,400	46,000
*	Lannet Co., Inc.	208,170	749,412
#	LCA-Vision, Inc.	122,391	1,990,078
*	Lexicon Pharmaceuticals, Inc.	741,799	2,574,043
* #	LHC Group, Inc.	91,778	2,349,517
*	Lifecore Biomedical, Inc.	131,197	1,608,475
	Ligand Pharmaceuticals, Inc. Class B	49,928	245,146
*	Lipid Sciences, Inc.	188,800	177,472
* #	Luminex Corp.	295,513	4,731,163
*	Magyar Bancorp, Inc.	8,299	89,214
* #	Martek Biosciences Corp.	167,897	4,341,816
*	Matria Healthcare, Inc.	211,012	4,794,193
* #	Matritech, Inc.	140,200	14,020
* #	Matrixx Initiatives, Inc.	93,800	1,518,622
*	Maxygen, Inc.	359,381	2,720,514
*	MedCath Corp.	219,005	5,567,107
*	Medical Action Industries, Inc.	154,955	3,100,650
*	Medical Staffing Network Holdings, Inc.	227,000	1,384,700
* #	Medivation, Inc.	91,219	1,240,578
*	MEDTOX Scientific, Inc.	79,672	1,449,234
* #	Memory Pharmaceuticals Corp.	302,823	169,581
*	Memry Corp.	287,100	416,295
*	Merge Technologies, Inc.	221,137	289,689
	Meridian Bioscience, Inc.	386,475	11,922,754
*	Merit Medical Systems, Inc.	262,180	3,809,475
*	Metabasis Therapeutics, Inc.	290,653	831,268
*	Metropolitan Health Networks, Inc.	468,252	1,053,567
* #	Micromet, Inc.	130,650	228,637
* #	Micrus Endovascular Corp.	108,936	1,994,618
* #	MiddleBrook Pharmaceuticals, Inc.	293,323	328,522
* #	Milestone Scientific, Inc.	27,100	48,780
* #	Minrad International, Inc.	434,568	1,177,679
*	Molina Healthcare, Inc.	72,356	2,712,626
* #	Momenta Pharmaceuticals, Inc.	123,718	660,654

24

* #	Monogram Biosciences, Inc.	789,657	979,175
*	MTS Medication Technologies	43,048	535,948
*	MWI Veterinary Supply, Inc.	91,360	3,844,429
* #	Nabi Biopharmaceuticals	598,665	1,975,594
* #	Nanogen, Inc.	303,967	191,621
* #	Nastech Pharmaceutical Co., Inc.	197,420	750,196
*	National Dentex Corp.	42,532	666,051
	National Healthcare Corp.	102,675	5,041,343
*	National Medical Health Card Systems, Inc.	51,121	480,026
	National Research Corp.	57,979	1,574,130
*	Natus Medical, Inc.	212,592	3,586,427
*	Neogen Corp.	135,771	3,599,289
* #	Neopharm, Inc.	252,632	189,474
*	Neose Technologies, Inc.	374,618	599,389
*	Neurobiological Technologies, Inc.	2,085	6,172
* #	Neurocrine Biosciences, Inc.	368,927	4,803,430
* #	Neurogen Corp.	358,098	1,181,723
* #	Neurometric, Inc.	109,772	917,694
* #	Nighthawk Radiology Holdings, Inc.	136,082	2,876,773
* #	NitroMed, Inc.	365,125	383,381
* #	NMT Medical, Inc.	118,700	595,874
*	North American Scientific, Inc.	102,400	34,816
* #	Northfield Laboratories, Inc.	243,732	263,231
* #	Northstar Neuroscience, Inc.	27,227	251,305
* #	Novacea, Inc.	25,600	72,960
* #	NovaMed, Inc.	219,315	1,024,201
* #	Novavax, Inc.	550,279	2,003,016
*	Noven Pharmaceuticals, Inc.	240,127	3,801,210
*	NOVT Corp.	19,302	47,290
* #	NPS Pharmaceuticals, Inc.	440,805	1,798,484
*	Nutraceutical International Corp.	107,037	1,180,618
* #	Nutrition 21, Inc.	1,085	835
* #	NuVasive, Inc.	324,651	13,820,393
*	Nuvelo, Inc.	354,782	617,321
* #	NxStage Medical, Inc.	210,074	2,701,552
*	Occulogix, Inc.	24,600	3,198
*	Odyssey Healthcare, Inc.	330,171	3,301,710
*	Omnicell, Inc.	284,303	7,497,070
*	Omrix Biopharmaceuticals, Inc.	76,059	2,539,610
* #	Opexa Therapeutics, Inc.	21,985	63,976
*	OraSure Technologies, Inc.	452,018	4,285,131
*	Orchid Cellmark, Inc.	287,604	1,317,226
*	Orthologic Corp.	336,100	440,291
* #	Oscient Pharmaceuticals Corp.	95,072	135,953
*	Osteotech, Inc.	170,725	1,403,360
*	Oxigene, Inc.	276,040	761,870
* #	Pain Therapeutics, Inc.	410,909	4,310,435
* #	PainCare Holdings, Inc.	374,804	71,025
*	Palatin Technologies, Inc.	522,081	131,460
* #	Palomar Medical Technologies, Inc.	177,971	3,121,611
*	Panacos Pharmaceuticals, Inc.	456,566	940,526
*	Par Pharmaceutical Companies, Inc.	269,760	5,190,182
*	Parexel International Corp.	144,816	6,408,108
*	PDI, Inc.	131,394	1,274,522
* #	Penwest Pharmaceuticals Co.	209,134	1,273,626

25

*	Pharmacopia, Inc.	103,050	468,878
* #	Pharmacyclics, Inc.	190,734	391,005
*	Pharmanet Development Group, Inc.	181,781	7,180,350
*	Phase Forward, Inc.	98,988	2,415,307
*	PHC, Inc.	10,395	29,106
*	PhotoMedex, Inc.	219,813	171,454
*	Pipex Pharmaceuticals, Inc.	8,700	47,850
*	Poniard Pharmaceuticals, Inc.	16	72
*	Possis Medical, Inc.	168,764	2,625,968
* #	Pozen, Inc.	288,796	3,012,142
*	PRA International	12,661	383,628
* #	Progenics Pharmaceuticals, Inc.	252,425	4,897,045
*	Prospect Medical Holdings, Inc.	32,100	136,104
* #	Providence Service Corp.	108,845	3,045,483
* #	ProxyMed, Inc.	121,529	212,676
	Psychemedics Corp.	50,095	791,501
*	QuadraMed Corp.	416,508	870,502
* #	Questcor Pharmaceuticals, Inc.	124,400	721,520
*	Quidel Corp.	307,000	5,802,300
*	Quigley Corp.	71,195	359,535
* #	Radiation Therapy Services, Inc.	229,536	7,159,228
* #	RadNet, Inc.	153,590	1,443,746
* #	Regeneration Technologies, Inc.	291,837	2,591,513
*	RegeneRx Biopharmaceuticals, Inc.	16,459	23,701
*	RehabCare Group, Inc.	158,700	3,665,970
*	Renovis, Inc.	266,145	896,909
*	Repligen Corp.	289,573	1,384,159
* #	Repros Therapeutics, Inc.	106,040	1,042,373
*	Res-Care, Inc.	263,391	6,000,047
*	Retractable Technologies, Inc.	33,500	55,108
* #	Rigel Pharmaceuticals, Inc.	240,963	1,725,295
* #	Rochester Medical Corp.	98,576	1,256,844
*	Rotech Healthcare, Inc.	11,168	5,372
*	Rural/Metro Corp.	110,300	348,548
* #	Salix Pharmaceuticals, Ltd.	452,529	5,140,729
* #	Sangamo BioSciences, Inc.	343,507	5,279,703
* #	Santarus, Inc.	460,119	1,168,702
* #	Savient Pharmaceuticals, Inc.	556,578	7,825,487
* #	SciClone Pharmaceuticals, Inc.	452,990	933,159
* #	Sciele Pharma, Inc.	344,976	7,699,864
* #	SCOLR Pharma, Inc.	84,300	127,293
* #	Seattle Genetics, Inc.	557,925	6,131,596
*	Senesco Technologies, Inc.	33,500	13,065
*	Senomyx, Inc.	278,963	1,952,741
* #	Sequenom, Inc.	329,191	3,054,892
*	SeraCare Life Sciences, Inc.	127,485	696,068
*	SGX Pharmaceuticals, Inc.	6,700	31,557
* #	Signalife, Inc.	25,700	24,672
*	Somanetics Corp.	124,105	2,483,341
* #	Somaxon Pharmaceuticals, Inc.	98,416	571,797
*	Sonic Innovations, Inc.	257,476	2,144,775
* #	SonoSite, Inc.	161,570	5,367,355
* #	Sonus Pharmaceuticals, Inc.	32,675	18,625
	Span-American Medical System, Inc.	36,600	437,004
*	Spectranetics Corp.	286,611	4,347,889

26

* #	Spectrum Pharmaceuticals, Inc.	255,548	835,642
*	SRI/Surgical Express, Inc.	46,400	195,808
* #	Staar Surgical Co.	227,575	641,762
* #	StemCells, Inc.	764,823	1,483,757
* #	Stereotaxis, Inc.	267,584	3,609,708
*	Strategic Diagnostics, Inc.	197,317	1,053,673
*	Sun Healthcare Group, Inc.	420,360	6,973,772
* #	Sunesis Pharmaceuticals, Inc.	23,900	50,668
*	SunLink Health Systems, Inc.	33,465	207,818
* #	SuperGen, Inc.	545,346	2,306,814
* #	SurModics, Inc.	180,264	9,308,833
*	Symmetry Medical, Inc.	253,882	4,275,373
*	Synovis Life Technologies, Inc.	119,202	2,242,190
*	Targacept, Inc.	1,576	15,130
* #	Tercica, Inc.	201,577	1,338,471
*	Theragenics Corp.	280,300	1,101,579
*	Third Wave Technologies, Inc.	411,141	3,317,908
*	Thoratec Corp.	229,282	4,491,634
*	Threshold Pharmaceuticals, Inc.	217,420	122,038
*	Titan Pharmaceuticals, Inc.	382,520	673,235
*	TLC Vision Corp.	50,697	132,319
*	Torreypines Therapeutics, Inc.	1,500	3,885
* #	Trimeris, Inc.	205,654	1,262,716
*	TriZetto Group, Inc.	416,255	6,422,815
*	Tutogen Medical, Inc.	8,400	96,768
*	U.S. Physical Therapy, Inc.	113,006	1,551,572
*	Urologix, Inc.	123,100	161,261
* #	Uroplasty, Inc.	40,807	162,820
	Utah Medical Products, Inc.	53,100	1,603,620
*	Vascular Solutions, Inc.	150,435	1,006,410
*	Vaxgen, Inc.	129,700	64,850
* #	Vermillion, Inc.	199,606	156,092
* #	Via Pharmaceuticals, Inc.	240	638
*	Vical, Inc.	383,982	1,758,638
*	Visicu, Inc.	37,924	317,803
*	Vision-Sciences, Inc.	23,250	41,850
*	VistaCare, Inc.	152,897	1,198,712
* #	Vital Images, Inc.	166,379	3,001,477
	Vital Signs, Inc.	129,553	6,854,649
* #	Vivus, Inc.	570,937	3,231,503
*	Vnus Medical Technologies	43,499	612,031
*	Volcano Corp.	9,943	145,267
*	Wright Medical Group, Inc.	326,544	8,810,157
*	Xenoport, Inc.	242,266	12,740,769
	Young Innovations, Inc.	18,503	430,195
*	Zila, Inc.	282,249	270,959
*	Zoll Medical Corp.	196,158	4,566,558
*	Zymogenetics, Inc.	88,004	1,291,899
Total Health Care			827,924,153

Industrials — (13.7%)
* #	3-D Systems Corp.	176,164	3,095,201
*	A. T. Cross Co. Class A	132,937	1,189,786
	AAON, Inc.	212,587	4,045,531
*	ABX Air, Inc.	581,006	2,585,477

27

*	Accuride Corp.	298,100	2,262,579
	Aceto Corp.	228,797	1,812,072
*	Active Power, Inc.	435,150	979,088
*	AeroCentury Corp.	2,100	38,220
*	Aerosonic Corp.	34,700	163,958
*	AirNet Systems, Inc.	96,100	189,317
*	Airtran Holdings, Inc.	364,500	3,094,605
	Alamo Group, Inc.	90,749	1,678,857
* #	Allied Defense Group, Inc.	51,940	303,849
	American Ecology Corp.	176,798	3,931,988
*	American Locker Group, Inc.	32,200	172,270
#	American Science & Engineering, Inc.	89,984	5,205,574
* #	American Superconductor Corp.	343,974	8,303,532
#	American Woodmark Corp.	154,920	3,000,800
	Ameron International Corp.	88,994	9,413,785
*	Amistar Corp.	25,900	12,173
	Ampco-Pittsburgh Corp.	86,200	3,035,964
#	Amrep Corp.	65,210	2,155,843
	Angelica Corp.	93,962	1,628,361
* #	APAC Customer Services, Inc.	495,143	737,763
#	Apogee Enterprises, Inc.	280,770	6,238,709
	Applied Signal Technologies, Inc.	120,204	1,535,005
* #	Argon ST, Inc.	216,502	3,944,666
	Arkansas Best Corp.	162,953	3,715,328
*	Arotech Corp.	99,723	257,285
	Art’s-Way Manufacturing Co., Inc.	100	2,360
*	Astec Industries, Inc.	198,740	7,464,674
*	Astronics Corp.	66,836	3,521,589
* #	ASV, Inc.	264,742	3,086,892
*	Avalon Holding Corp. Class A	20,575	133,738
*	Axsys Technologies, Inc.	101,363	4,287,655
*	AZZ, Inc.	119,452	3,198,925
#	Badger Meter, Inc.	249,540	9,732,060
*	Baker (Michael) Corp.	85,237	2,977,328
*	Baldwin Technology Co., Inc. Class A	131,900	646,310
#	Barrett Business Services, Inc.	110,289	1,806,534
* #	Blount International, Inc.	456,000	5,595,120
#	BlueLinx Holdings, Inc.	250,800	1,028,280
#	Bowne & Co., Inc.	214,283	3,869,951
*	Breeze-Eastern Corp.	94,300	1,056,160
*	BTU International, Inc.	86,300	1,285,870
* #	Builders FirstSource, Inc.	326,290	2,257,927
*	Butler International, Inc.	69,690	31,361
#	C&D Technologies, Inc.	230,400	1,218,816
*	Cano Petroleum, Inc.	94,800	708,156
* #	Capstone Turbine Corp.	905,071	1,104,187
	Cascade Corp.	123,134	7,428,674
*	Casella Waste Systems, Inc. Class A	222,777	3,334,972
*	CBIZ, Inc.	681,623	6,298,197
	CDI Corp.	198,022	5,281,247
*	CECO Environmental Corp.	115,488	1,338,506
*	Celadon Group, Inc.	225,065	1,755,507
	Champion Industries, Inc.	96,894	524,197
*	Channell Commercial Corp.	24,400	51,240
*	Chart Industries, Inc.	13,710	381,138

28

	Chase Corp.	76,325	1,456,281
	Chicago Rivet & Machine Co.	20,000	440,000
	CIRCOR International, Inc.	136,680	5,930,545
* #	Clean Harbors, Inc.	170,615	9,168,850
*	Columbus McKinnon Corp.	184,400	5,738,528
*	Comforce Corp.	80,066	175,345
	Comfort Systems USA, Inc.	400,300	4,703,525
*	Commercial Vehicle Group, Inc.	211,435	2,818,429
*	Competitive Technologies, Inc.	102,100	218,494
	CompX International, Inc.	12,016	169,426
*	COMSYS IT Partners, Inc.	190,136	2,538,316
*	Conrad Industries, Inc.	18,700	301,070
*	Consolidated Graphics, Inc.	123,797	6,404,019
*	Cornell Companies, Inc.	106,200	2,497,824
*	Corrpro Companies, Inc.	42,175	65,371
*	Covanta Holding Corp.	1	20
*	Covenant Transport Group Class A	91,000	648,830
*	CPI Aerostructures, Inc.	47,933	417,976
*	CRA International, Inc.	115,855	5,359,452
	Cubic Corp.	24,097	951,350
*	Devcon International Corp.	29,000	75,980
	Diamond Management & Technology Consultants, Inc.	311,934	2,317,670
*	Distributed Energy Systems Corp.	309,811	105,026
* #	Document Securities Systems, Inc.	132,096	932,598
*	Double Eagle Petroleum Co.	5,086	75,222
*	Ducommun, Inc.	99,023	3,640,085
*	DXP Enterprises, Inc.	19,695	912,863
*	Dynamex, Inc.	104,998	2,884,295
	Dynamic Materials Corp.	111,300	7,064,211
#	Eagle Bulk Shipping, Inc.	342,547	9,796,844
	Eastern Co.	56,250	1,112,063
	Ecology & Environment, Inc. Class A	15,130	163,404
#	EDO Corp.	202,420	11,299,084
	Electro Rent Corp.	238,205	3,258,644
#	Encore Wire Corp.	219,225	3,748,748
* #	Energy Focus, Inc.	103,463	693,202
*	EnerSys	331,400	7,711,678
* #	ENGlobal Corp.	247,000	2,670,070
	Ennis, Inc.	251,658	4,620,441
*	EnPro Industries, Inc.	196,900	6,025,140
*	Environmental Tectonics Corp.	60,400	149,792
	Espey Manufacturing & Electronics Corp.	41,000	807,700
*	Evercel, Inc.	2,566	5,132
* #	Evergreen Solar, Inc.	758,844	9,993,975
* #	Exide Technologies	19,000	133,570
*	Exponent, Inc.	145,900	4,063,315
* #	ExpressJet Holdings, Inc.	497,400	1,243,500
*	EXX, Inc. Class A	5,900	17,759
*	EXX, Inc. Class B	100	298
	Federal Signal Corp.	466,747	5,367,591
*	First Aviation Services, Inc.	1,700	3,060
*	First Consulting Group, Inc.	263,432	3,371,930
* #	Flanders Corp.	251,600	1,673,140
*	Flow International Corp.	338,092	2,670,927
*	FLYi, Inc.	1,195	—

29

*	Fortune Industries, Inc.	3,200	8,640
	Forward Air Corp.	182,025	5,892,149
#	Freightcar America, Inc.	74,185	2,520,064
* #	Frontier Airlines Holdings, Inc.	278,557	1,699,198
	Frozen Food Express Industries, Inc.	161,875	893,550
* #	FuelCell Energy, Inc.	625,050	5,669,204
*	Furmanite Corp.	330,948	3,418,693
	G & K Services, Inc. Class A	149,828	6,093,505
*	Gehl Co.	114,303	1,852,852
#	Gencorp, Inc.	555,400	6,720,340
	General Employment Enterprises, Inc.	21,900	37,449
*	GeoEye, Inc.	132,237	4,194,558
*	GeoPetro Resources Co.	2,626	9,664
*	Global Payment Technologies, Inc.	35,400	14,514
	Gorman-Rupp Co.	132,228	5,216,395
*	GP Strategies Corp.	152,856	1,369,590
*	Graftech International, Ltd.	142,390	2,288,207
	Graham Corp.	26,080	1,825,600
#	Greenbrier Companies, Inc.	149,800	3,322,564
*	Griffon Corp.	295,450	3,817,214
	Hardinge, Inc.	102,200	1,611,694
*	Hawaiian Holdings, Inc.	588,481	3,018,908
#	Healthcare Services Group, Inc.	410,100	8,981,190
#	Heico Corp.	70,410	3,468,397
	Heico Corp. Class A	140,104	5,604,160
#	Heidrick & Struggles International, Inc.	165,119	5,988,866
*	Henry Bros. Electronics, Inc.	29,514	147,570
*	Herley Industries, Inc.	127,372	1,799,766
*	Hill International, Inc.	236,206	2,598,266
*	Hirsch International Corp. Class A	4,550	9,419
#	Hi-Shear Technology Corp.	65,001	724,761
*	Hudson Highland Group, Inc.	248,195	2,211,417
*	Hudson Technologies, Inc.	20,584	17,291
*	Hurco Companies, Inc.	63,300	2,612,391
*	Huttig Building Products, Inc.	161,870	618,343
*	ICT Group, Inc.	147,645	1,635,907
*	II-VI, Inc.	279,394	9,370,875
*	Industrial Distribution Group, Inc.	81,400	913,308
*	Innotrac Corp.	156,400	539,580
* #	Innovative Solutions & Support, Inc.	165,303	2,352,262
* #	Insituform Technologies, Inc. Class A	258,860	3,362,591
#	Insteel Industries, Inc.	168,144	1,911,797
*	Integrated Electrical Services, Inc.	151,776	2,848,836
*	Interline Brands, Inc.	237,615	5,686,127
*	International Shipholding Corp.	52,955	1,358,825
*	Intersections, Inc.	163,946	1,621,426
* #	Ionatron, Inc.	781,939	2,705,509
*	JPS Industries, Inc.	24,500	140,875
*	Kadant, Inc.	108,100	3,184,626
	Kaman Corp. Class A	237,610	7,579,759
* #	Kenexa Corp.	247,427	4,792,661
*	Key Technology, Inc.	49,005	1,702,924
*	Kforce, Inc.	401,879	4,360,387
*	Korn/Ferry International	253,000	4,359,190
*	K-Tron International, Inc.	54,706	6,236,484

30

*	L.B. Foster Co. Class A	120,700	5,529,267
	L.S. Starrett Co. Class A	38,500	725,340
*	LaBarge, Inc.	211,950	2,895,237
* #	Labor Ready, Inc.	177,900	2,677,395
*	Ladish Co., Inc.	142,155	6,277,565
	Lawson Products, Inc.	59,975	2,028,954
*	Layne Christensen Co.	159,000	9,055,050
*	Learning Tree International, Inc.	161,606	4,095,096
*	LECG Corp.	222,675	3,531,626
*	LGL Group, Inc.	39,334	271,405
#	Lindsay Corp.	113,970	6,031,292
*	LMI Aerospace, Inc.	107,266	2,617,290
	LSI Industries, Inc.	260,130	5,374,286
*	Lydall, Inc.	141,300	1,369,197
*	M&F Worldwide Corp.	73,030	3,751,551
*	Mac-Gray Corp.	116,200	1,394,400
*	Magnetek, Inc.	298,299	1,309,533
*	MAIR Holdings, Inc.	151,940	767,297
*	Marten Transport, Ltd.	206,500	2,263,240
	Maxco, Inc.	18,800	63,450
	McGrath Rentcorp.	246,518	6,554,914
* # •	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	293,120
* #	Media Sciences International, Inc.	11,400	46,284
* #	Medialink Worldwide, Inc.	60,009	243,637
*	Merrimac Industries, Inc.	15,668	144,146
*	Mesa Air Group, Inc.	331,800	1,254,204
* #	Metalline Mining Co.	6,600	18,810
	Met-Pro Corp.	260,261	3,029,438
* #	MFRI, Inc.	63,151	913,163
* #	Microvision, Inc.	434,531	1,764,196
* #	Middleby Corp.	22,568	1,712,686
* #	Midwest Air Group, Inc.	167,400	2,608,092
* #	Milacron, Inc.	42,943	123,676
* #	Millennium Cell, Inc.	121,077	65,382
*	Miller Industries, Inc.	112,829	1,470,162
*	Misonix, Inc.	62,750	298,063
*	Mobile Mini, Inc.	41,700	801,474
*	Modtech Holdings, Inc.	156,574	144,048
*	Moore Handley, Inc.	1,500	4,245
*	MTC Technologies, Inc.	150,033	2,453,040
	Mueller (Paul) Co.	26,300	1,361,025
	Multi-Color Corp.	100,760	2,408,164
*	M-Wave, Inc.	650	1,066
*	Nashua Corp.	54,500	638,195
*	National Patent Development Corp.	109,400	273,500
*	National Technical Systems, Inc.	83,600	568,480
* #	Navigant Consulting, Inc.	64,527	837,560
*	NCI Building Systems, Inc.	130,500	4,480,065
* #	North America Galvanizing & Coatings, Inc.	112,700	779,884
*	NuCo2, Inc.	150,152	4,141,192
* #	Odyssey Marine Exploration, Inc.	448,045	2,522,493
	Omega Flex, Inc.	115,650	1,650,326
*	On Assignment, Inc.	350,304	2,238,443
*	Orbit International Corp.	14,582	122,635

31

*	P.A.M. Transportation Services, Inc.	96,745	1,452,142
*	Paragon Technologies, Inc.	39,425	313,429
*	Park-Ohio Holdings Corp.	125,525	2,954,859
*	Patrick Industries, Inc.	47,400	562,164
* #	Patriot Transportation Holding, Inc.	31,700	2,976,313
*	Peerless Manufacturing Co.	57,752	2,150,107
*	Pemco Aviation Group, Inc.	8,074	23,899
* #	PGT, Inc.	19,800	109,296
*	Pike Electric Corp.	62,700	996,930
* #	Pinnacle Airlines Corp.	217,187	3,531,461
* #	Plug Power, Inc.	659,946	2,389,005
*	Point Blank Solutions, Inc.	399,000	1,795,500
	Portec Rail Products, Inc.	64,309	676,531
*	Powell Industries, Inc.	110,356	4,508,043
* #	Power-One, Inc.	787,298	3,676,682
#	Preformed Line Products Co.	27,192	1,464,289
* #	Protection One, Inc.	21,563	251,640
	Providence & Worcester Railroad Co.	13,609	249,861
*	Quality Distribution, Inc.	172,513	855,664
*	Quanta Services, Inc.	194,272	5,319,167
	Quipp, Inc.	14,300	67,925
	Quixote Corp.	87,303	1,608,994
#	Raven Industries, Inc.	349,469	12,137,058
*	RBC Bearings, Inc.	163,625	6,018,128
*	RCM Technologies, Inc.	112,993	648,580
*	Republic Airways Holdings, Inc.	386,391	7,758,731
	Robbins & Myers, Inc.	96,922	6,639,157
*	Rush Enterprises, Inc. Class A	239,334	3,771,904
*	Rush Enterprises, Inc. Class B	99,410	1,574,654
*	Saia, Inc.	112,832	1,471,329
	Schawk, Inc.	254,089	3,651,259
*	School Specialty, Inc.	207,467	7,404,497
*	Schuff International, Inc.	53,200	1,783,530
	Servidyne, Inc.	18,810	116,622
*	Servotronics, Inc.	24,804	307,570
*	SIFCO Industries, Inc.	52,083	1,018,223
*	Simclar, Inc.	23,400	128,232
*	SL Industries, Inc.	88,385	1,944,470
* #	SmartPros, Ltd.	38,631	218,265
*	SPACEHAB, Inc.	6,181	12,981
*	Sparton Corp.	92,971	491,817
*	Spherion Corp.	474,893	3,694,668
*	Spherix, Inc.	135,435	176,066
* #	Spire Corp.	102,842	1,989,993
*	Standard Parking Corp.	95,090	4,409,323
	Standard Register Co.	232,340	2,804,344
	Standex International Corp.	116,377	2,220,473
*	Sterling Construction Co., Inc.	102,171	2,454,147
	Sun Hydraulics, Inc.	160,570	4,664,559
*	Superior Essex, Inc.	199,863	4,848,676
	Supreme Industries, Inc.	93,883	547,338
	Sypris Solutions, Inc.	167,114	1,161,442
*	SYS Technologies	108,100	227,010
	TAL International Group, Inc.	175,922	3,984,633
*	Taleo Corp. Class A	98,194	2,772,017

32

* #	Taser International, Inc.	595,694	8,345,673
*	Team, Inc.	156,000	4,661,280
*	TeamStaff, Inc.	15,500	10,695
	Tech/Ops Sevcon, Inc.	60,800	530,480
	Technology Research Corp.	56,121	204,280
	Tecumseh Products Co. Class A	123,298	2,930,793
*	Tecumseh Products Co. Class B	1,600	33,872
	Tennant Co.	184,600	8,091,018
*	The Geo Group, Inc.	86,400	2,199,744
	Thomas Group, Inc.	35,900	266,737
	Titan International, Inc.	260,689	7,158,520
	Todd Shipyards Corp.	55,099	1,164,242
*	Trailer Bridge, Inc.	42,500	453,475
* #	TRC Companies, Inc.	146,830	1,231,904
	Tredegar Industries, Inc.	337,450	4,879,527
* #	Trex Co., Inc.	143,400	988,026
	Triumph Group, Inc.	100,700	8,182,882
*	TRM Corp.	153,786	110,726
*	Tufco Technologies, Inc.	4,898	34,531
* #	TurboChef Technologies, Inc.	284,090	4,224,418
	Twin Disc, Inc.	82,200	5,107,086
*	U.S. Home Systems, Inc.	80,559	480,937
* #	Ultralife Batteries, Inc.	141,146	1,772,794
	Universal Forest Products, Inc.	29,776	851,891
*	Universal Security Instruments, Inc.	23,362	197,175
* #	Universal Truckload Services, Inc.	67,574	1,179,166
* #	UQM Technologies, Inc.	247,770	790,386
*	USA Truck, Inc.	100,052	1,450,754
* #	Valence Technology, Inc.	67,400	155,020
*	Valpey Fisher Corp.	35,700	174,930
*	Veri-Tek International Corp.	6,100	38,735
*	Versar, Inc.	79,581	558,659
	Viad Corp.	208,359	6,461,213
#	Vicor Corp.	273,354	3,947,232
*	Volt Information Sciences, Inc.	230,056	2,926,312
	VSE Corp.	50,034	2,582,255
	Wabash National Corp.	301,940	2,086,405
	Waste Industries USA, Inc.	133,024	4,496,211
*	WCA Waste Corp.	43,680	333,278
*	Westaff, Inc.	152,017	573,104
*	Willis Lease Finance Corp.	67,737	887,355
* #	Wolverine Tube, Inc.	53,100	57,879
*	Zareba Systems, Inc.	750	3,600
Total Industrials			799,483,179

Information Technology — (16.9%)
* #	8X8, Inc.	84,000	89,040
*	Acacia Research-Acacia Technologies	280,483	2,586,053
* #	Access Integrated Technologies, Inc.	186,582	835,887
*	Acorn Factor, Inc.	86,500	367,625
*	Actel Corp.	247,416	2,711,679
*	ActivIdentity Corp.	433,354	1,763,751
*	Actuate Corp.	598,987	4,534,332
*	Adaptec, Inc.	1,028,638	3,445,937
*	ADDvantage Technologies Group, Inc.	62,629	363,248

33

*	Adept Technology, Inc.	8,100	55,890
*	Advanced Analogic Technologies, Inc.	386,278	4,160,214
*	Advanced Energy Industries, Inc.	407,372	5,910,968
* #	Advanced Photonix, Inc.	82,398	159,028
*	Aehr Test Systems	67,700	396,045
*	Aetrium, Inc.	94,699	503,799
	Agilysys, Inc.	241,695	3,357,144
*	Airspan Networks, Inc.	404,222	755,895
* •	Allen Organ Co.	4,700	76,563
	Alliance Semiconductor Corp.	151,255	235,958
*	Allied Motion Technologies, Inc.	34,580	154,227
	American Software, Inc. Class A	277,700	1,996,663
*	AMIS Holdings, Inc.	79,472	609,550
* #	Ampex Corp. Class A	7,565	14,752
*	Amtech Systems, Inc.	58,544	819,031
* #	Anadigics, Inc.	564,960	6,220,210
*	Analysts International Corp.	190,092	247,120
*	Anaren, Inc.	162,146	2,497,048
*	Ansoft Corp.	234,300	6,797,043
*	Answerthink, Inc.	399,644	1,814,384
*	APA Enterprises, Inc.	41,400	42,228
*	Apogee Technology, Inc.	3,300	1,221
*	Ariba, Inc.	762,420	9,049,925
*	Art Technology Group, Inc.	1,016,403	4,248,565
* #	Ascendia Brands, Inc.	117,800	17,670
*	Astea International, Inc.	21,160	132,885
	Astro-Med, Inc.	68,027	644,896
*	Asyst Technologies, Inc.	476,594	1,639,483
* #	Atari, Inc.	81,814	137,448
*	Atlantic Tele-Network, Inc.	4,300	164,002
*	Authentidate Holding Corp.	295,902	225,241
*	Autobytel, Inc.	391,202	1,259,670
* #	Avanex Corp.	1,220,990	1,831,485
	Avici Systems, Inc.	138,942	1,032,339
*	Aviza Technology, Inc.	116,068	243,743
*	Aware, Inc.	218,179	1,075,622
*	Axcelis Technologies, Inc.	1,005,230	4,764,790
*	Axesstel, Inc.	106,300	28,701
*	AXS-One, Inc.	224,400	89,760
*	AXT, Inc.	289,963	1,255,540
* #	Bankrate, Inc.	179,072	7,008,878
	Bel Fuse, Inc. Class A	42,550	1,487,123
	Bel Fuse, Inc. Class B	93,150	2,787,048
*	Bell Industries, Inc.	88,500	142,485
* #	Bell Microproducts, Inc.	228,950	1,282,120
*	Bitstream, Inc.	81,600	460,224
	Black Box Corp.	160,930	5,922,224
*	Blonder Tongue Laboratories, Inc.	76,300	115,213
*	Blue Coat Systems, Inc.	294,730	10,672,173
	Bogen Communications International, Inc.	64,200	417,300
*	Bookham, Inc.	612,436	1,555,587
* #	Borland Software Corp.	698,336	2,255,625
*	Bottomline Technologies, Inc.	243,096	3,063,010
	BPO Management Services, Inc.	434	252
*	Brightpoint, Inc.	359,124	5,965,050

34

*	Broadcaster, Inc.	1,950	1,346
* #	BroadVision, Inc.	1,336,825	2,673,650
*	BSQUARE Corp.	95,225	586,586
*	Cabot Microelectronics Corp.	234,301	8,762,857
*	CalAmp Corp.	221,484	571,429
*	California Micro Devices Corp.	203,800	800,934
*	Callidus Software, Inc.	199,706	1,250,160
*	CallWave, Inc.	179,741	503,275
	CAM Commerce Solutions, Inc.	35,916	1,619,093
*	Captaris, Inc.	271,921	1,103,999
*	Carrier Access Corp.	309,759	703,153
*	Cascade Microtech, Inc.	5,900	55,460
#	Cass Information Systems, Inc.	26,683	994,772
*	Catalyst Semiconductor, Inc.	149,542	779,114
*	Catapult Communications Corp.	127,358	923,346
* #	C-COR, Inc.	483,238	5,934,163
*	Centillium Communications, Inc.	351,310	484,808
*	CEVA, Inc.	186,703	1,911,839
*	Checkpoint Systems, Inc.	8,300	197,208
*	Cherokee International Corp.	190,958	517,496
*	Chordiant Software, Inc.	316,181	3,171,295
*	Ciber, Inc.	487,964	3,327,914
*	Ciprico, Inc.	49,200	261,990
*	Cirrus Logic, Inc.	866,516	4,939,141
*	Clarus Corp.	138,650	873,495
	CLST Holdings, Inc.	1,652	661
	Cognex Corp.	269,453	5,461,812
	Cohu, Inc.	221,068	3,459,714
	Comarco, Inc.	65,231	338,549
* # •	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,326,080
*	Computer Task Group, Inc.	178,200	926,640
*	Comtech Telecommunications Corp.	87,742	4,357,268
*	Concur Technologies, Inc.	42,958	1,613,502
*	Concurrent Computer Corp.	627,992	590,312
* #	Convera Corp.	415,272	1,075,554
*	CPI International, Inc.	103,068	1,730,512
* #	Cray, Inc.	62,070	361,868
*	Credence Systems Corp.	993,702	2,037,089
*	CSG Systems International, Inc.	102,155	1,692,708
*	CSP, Inc.	78,328	548,296
	CTS Corp.	280,819	2,968,257
*	CVD Equipment Corp.	31,867	140,215
*	Cyberoptics Corp.	86,095	1,049,498
*	Cybersource Corp.	836,545	12,221,922
#	Daktronics, Inc.	75,274	1,756,142
*	Data I/O Corp.	77,000	435,050
*	Datalink Corp.	102,131	435,078
	Dataram Corp.	83,150	282,710
* #	DataTRAK International, Inc.	43,350	88,001
*	Datawatch Corp.	18,488	128,492
*	Delphax Technologies, Inc.	51,200	32,000
*	Digi International, Inc.	232,351	3,573,558
*	Digimarc Corp.	211,333	1,984,417
* #	Digital Angel Corp.	391,000	367,540

35

*	Ditech Networks, Inc.	316,660	1,022,812
*	Document Sciences Corp.	15,400	128,744
*	Dot Hill Systems Corp.	415,566	1,055,538
*	DSP Group, Inc.	275,627	3,729,233
*	DTS, Inc.	179,451	4,441,412
*	Dynamics Research Corp.	82,812	906,791
*	EarthLink, Inc.	440,595	2,991,640
*	Easylink Services International Corp.	13,900	46,565
* #	Echelon Corp.	376,833	6,327,026
* #	EDGAR Online, Inc.	230,999	690,687
*	Edgewater Technology, Inc.	87,305	571,848
*	EFJ, Inc.	228,174	668,550
*	Elecsys Corp.	23,520	130,536
*	Electro Scientific Industries, Inc.	285,786	5,787,167
*	Electroglas, Inc.	192,800	279,560
	Electro-Sensors, Inc.	3,450	20,597
* #	Elixir Gaming Technologies, Inc.	372,090	1,466,035
*	eLoyalty Corp.	84,791	1,098,891
* #	EMCORE Corp.	459,541	4,030,175
*	EMS Technologies, Inc.	151,599	4,413,047
*	En Pointe Technologies, Inc.	57,200	176,748
*	Endwave Corp.	111,900	877,296
*	Entertainment Distribution Co., Inc.	622,309	435,616
*	Entrust, Inc.	597,298	991,515
* #	Epicor Software Corp.	560,873	6,068,646
* #	EPIQ Systems, Inc.	289,576	5,044,414
*	ePlus, Inc.	71,645	751,556
* #	eSpeed, Inc.	296,275	2,992,378
*	ESS Technology, Inc.	317,393	472,916
*	Evans & Sutherland Computer Corp.	99,891	133,854
*	Evolving Systems, Inc.	71,600	125,300
*	Exar Corp.	395,970	3,638,964
*	Excel Technology, Inc.	106,096	2,861,409
*	Extreme Networks, Inc.	1,170,472	4,260,518
* #	FalconStor Software, Inc.	486,352	5,889,723
*	Faro Technologies, Inc.	145,602	3,934,166
* #	Finisar Corp.	78,506	133,460
*	Forgent Networks, Inc.	263,300	352,822
*	Forrester Research, Inc.	224,649	5,881,311
* #	FortuNet, Inc.	1,700	14,246
	Frequency Electronics, Inc.	89,100	843,777
*	FSI International, Inc.	276,071	496,928
*	Genesis Microchip, Inc.	285,800	1,440,432
*	Gerber Scientific, Inc.	212,589	2,019,596
	Gevity HR, Inc.	245,268	1,042,389
*	Giga-Tronics, Inc.	49,100	88,871
*	Globecomm Systems, Inc.	142,500	1,603,125
*	Goldleaf Financial Solutions, Inc.	170,531	298,429
*	Greenfield Online, Inc.	254,623	3,829,530
*	GSE Systems, Inc.	115,362	1,384,344
*	GTSI Corp.	88,426	855,964
*	Guidance Software, Inc.	4,621	56,885
*	Halifax Corp.	8,650	16,003
*	Harmonic, Inc.	768,602	7,970,403
* #	Harris Stratex Networks, Inc. Class A	207,241	3,568,690

36

*	Hauppauge Digital, Inc.	96,300	403,497
*	hi/fn, Inc.	127,506	748,460
*	Hutchinson Technology, Inc.	240,529	6,328,318
*	Hypercom Corp.	538,300	2,879,905
* #	I.D. Systems, Inc.	101,679	1,336,062
* #	i2 Technologies, Inc.	205,275	3,321,350
	iBasis, Inc.	328,374	1,737,098
* #	Ibis Technology Corp.	80,930	34,800
*	iCAD, Inc.	37,500	82,500
*	iGATE Capital Corp.	525,324	4,444,241
*	Ikanos Communications	11,200	66,416
* #	ImageWare Systems, Inc.	129,400	209,628
*	I-many, Inc.	319,139	1,037,202
#	Imergent, Inc.	113,382	1,401,402
*	Immersion Corp.	249,810	3,280,005
*	InFocus Corp.	357,788	622,551
	InfoSpace, Inc.	302,720	5,391,443
	infoUSA, Inc.	376,187	3,246,494
*	Innodata Isogen, Inc.	231,328	1,145,074
*	Innovex, Inc.	160,500	93,090
*	InPlay Technologies, Inc.	8,800	12,760
*	Insightful Corp.	40,100	51,328
*	InsWeb Corp.	12,966	140,551
	Integral Systems, Inc.	118,700	2,959,191
*	Integrated Silicon Solution, Inc.	350,649	2,286,231
* #	Intelli-Check, Inc.	120,742	422,597
*	Intelligent Systems Corp.	42,582	140,521
*	Intelligroup, Inc.	116,800	294,336
*	Interactive Intelligence, Inc.	169,465	4,419,647
*	Interlink Electronics, Inc.	100,780	151,170
* #	Internap Network Services Corp.	472,118	4,697,574
*	Internet Capital Group, Inc.	368,125	4,111,956
*	Interphase Corp.	62,700	610,698
*	Intervoice, Inc.	378,755	3,704,224
*	Interwoven, Inc.	420,929	5,169,008
*	Intest Corp.	84,141	194,366
*	Intevac, Inc.	209,510	3,289,307
*	IntriCon Corp.	47,772	659,254
*	INX, Inc.	43,500	433,695
*	Iomega Corp.	519,891	1,856,011
* #	iPass, Inc.	345,510	1,509,879
*	iPCS, Inc.	22,569	780,887
*	Iteris, Inc.	91,506	307,460
*	Ixia	213,785	2,208,399
*	IXYS Corp.	322,323	2,491,557
*	Jaco Electronics, Inc.	63,009	81,282
*	JDA Software Group, Inc.	266,911	5,589,116
*	Jupitermedia Corp.	316,551	1,358,004
	Keithley Instruments, Inc.	134,195	1,274,853
*	Kemet Corp.	666,900	4,134,780
*	Key Tronic Corp.	96,300	399,645
*	Keynote Systems, Inc.	113,450	1,561,072
*	Kintera, Inc.	54,204	87,268
*	Kopin Corp.	650,320	2,341,152
*	Kratos Defense & Security Solutions, Inc.	579,804	1,298,761

37

* #	Kulicke & Soffa Industries, Inc.	563,563	3,990,026
*	KVH Industries, Inc.	134,800	1,171,412
*	Lantronix, Inc.	15,000	14,625
* #	LaserCard Corp.	115,990	1,152,941
*	Lattice Semiconductor Corp.	1,053,119	3,538,480
*	Leadis Technolgies, Inc.	600	1,668
* #	LeCroy Corp.	115,888	1,007,067
*	LightPath Technologies, Inc.	8,650	26,729
*	Lionbridge Technologies, Inc.	543,910	1,653,486
*	Littlefuse, Inc.	204,498	6,820,008
*	Logic Devices, Inc.	45,800	76,486
*	LogicVision, Inc.	152,750	137,475
*	Logility, Inc.	135,800	1,643,180
*	LoJack Corp.	184,140	3,224,291
*	LookSmart, Ltd.	225,420	653,718
*	Loral Space & Communications, Inc.	69,981	2,396,149
*	LTX Corp.	608,826	1,461,182
* #	Lumera Corp.	196,504	679,904
*	Luna Innovations, Inc.	17,995	164,294
*	Magma Design Automation, Inc.	376,370	5,028,303
* •	Mai Systems Corp. Escrow Shares	18	—
*	Management Network Group, Inc.	106,007	253,357
*	Manatron, Inc.	115	1,029
*	Manhattan Associates, Inc.	267,770	7,264,600
#	Marchex, Inc. Class B	279,201	3,436,964
*	Mastec, Inc.	636,600	6,436,026
*	Mattson Technology, Inc.	504,517	4,157,220
#	Maximus, Inc.	212,800	8,299,200
* #	Maxwell Technologies, Inc.	160,332	1,337,169
*	MDI, Inc.	85,500	58,969
* #	Mechanical Technology, Inc.	260,780	250,349
*	MedQuist, Inc.	34,644	356,833
*	Mercury Computer Systems, Inc.	196,106	2,874,914
*	Merix Corp.	185,600	1,087,616
	Mesa Laboratories, Inc.	31,262	778,424
	Methode Electronics, Inc.	358,276	4,317,226
	Micrel, Inc.	527,371	4,704,149
*	Microtune, Inc.	524,888	2,729,418
* #	Midway Games, Inc.	150,000	364,500
* #	Mindspeed Technologies, Inc.	1,042,980	1,460,172
* #	MIPS Technologies, Inc.	433,092	2,459,963
*	MIVA, Inc.	320,469	922,951
* #	Mobility Electronics, Inc.	283,590	493,447
	Mocon, Inc.	72,775	754,677
*	Moldflow Corp.	111,837	1,783,800
*	Monolithic Power Systems	283,490	5,408,989
* #	MoSys, Inc.	303,966	1,775,161
* #	Motive, Inc.	79,300	142,740
* #	MRV Communications, Inc.	1,232,392	2,760,558
*	MSC. Software Corp.	398,108	5,259,007
*	MTM Technologies, Inc.	41,700	30,858
	MTS Systems Corp.	188,648	7,732,682
*	Multi-Fineline Electronix, Inc.	60,880	1,112,278
*	Nanometrics, Inc.	125,743	1,257,430
* #	Napco Security Systems, Inc.	323,601	1,624,477

38

* #	Napster, Inc.	4,500	12,510
*	NCI, Inc.	10,738	194,358
* #	NeoMagic Corp.	118,974	371,199
* #	Neonode, Inc.	6,920	31,209
* #	NETGEAR, Inc.	118,816	4,026,674
* #	Netlogic Microsystems, Inc.	199,008	5,820,984
*	NetManage, Inc.	86,312	322,807
*	NetScout Systems, Inc.	313,868	3,813,496
*	Network Engines, Inc.	348,071	570,836
*	Network Equipment Technologies, Inc.	247,610	3,080,268
* #	Newport Corp.	389,742	5,167,979
	NIC, Inc.	618,030	4,820,634
* #	NMS Communications Corp.	452,908	702,007
*	Novatel Wireless, Inc.	296,494	4,607,517
*	Nu Horizons Electronics Corp.	129,666	875,246
*	NumereX Corp. Class A	114,353	921,685
* #	NYFIX, Inc.	214,349	953,853
	O.I. Corp.	25,700	326,133
* #	Oculus Innovative Sciences, Inc.	13,680	68,400
*	Omtool, Ltd.	30,770	113,849
* #	On2 Technologies, Inc.	785,500	589,125
*	Online Resources Corp.	247,131	2,323,031
*	Onvia, Inc.	37,711	329,971
*	OpenTV Corp.	159,125	189,359
	Openwave Systems, Inc.	232,009	638,025
*	Oplink Communications, Inc.	200,513	3,238,285
*	OPNET Technologies, Inc.	204,034	1,870,992
	OPTi, Inc.	118,200	472,800
*	Optical Cable Corp.	48,605	194,906
*	Orthovita, Inc.	20,820	73,286
*	OSI Systems, Inc.	156,242	3,873,239
*	Overland Storage, Inc.	122,200	183,300
*	OYO Geospace Corp.	57,140	5,982,558
* #	Packeteer, Inc.	338,625	2,289,105
*	PAR Technology Corp.	132,150	967,338
	Park Electrochemical Corp.	191,800	5,648,510
* #	Parkervision, Inc.	238,960	2,348,977
*	PC Connection, Inc.	254,559	3,255,810
*	PC-Tel, Inc.	217,017	1,625,457
*	PDF Solutions, Inc.	270,546	2,145,430
*	Peerless Systems Corp.	101,700	213,570
	Pegasystems, Inc.	342,478	4,239,878
*	Perceptron, Inc.	76,350	865,809
*	Perficient, Inc.	267,417	4,484,583
*	Performance Technologies, Inc.	131,275	637,997
*	Pericom Semiconductor Corp.	241,295	3,998,258
*	Pervasive Software, Inc.	225,700	1,013,393
*	Pfsweb, Inc.	113,830	145,702
*	Phoenix Technologies, Ltd.	220,119	2,993,618
*	Photon Dynamics, Inc.	162,600	1,463,400
*	Photronics, Inc.	396,926	4,084,369
*	Pinnacle Data Systems, Inc.	7,619	21,714
* #	Pixelworks, Inc.	113,400	98,658
*	Planar Systems, Inc.	131,939	749,414
*	PlanetOut, Inc.	9,920	66,762

39

*	PLATO Learning, Inc.	196,730	802,658
*	PLX Technology, Inc.	275,101	2,706,994
*	Power Integrations, Inc.	260,001	7,820,830
* #	Powerwave Technologies, Inc.	858,986	3,556,202
* #	Presstek, Inc.	342,415	2,044,218
	Printronix, Inc.	67,150	1,042,168
	QAD, Inc.	299,569	2,549,332
*	Qualstar Corp.	4,200	13,440
*	Quantum Corp.	1,920,823	6,089,009
*	QuickLogic Corp.	259,468	923,706
* #	Rackable Systems, Inc.	196,444	2,092,129
* #	Radiant Systems, Inc.	303,201	4,842,120
*	RadiSys Corp.	210,368	3,269,119
*	Radyne Corp.	111,100	1,019,898
* #	RAE Systems, Inc.	551,500	1,433,900
*	Ramtron International Corp.	241,261	1,022,947
	Relm Wireless Corp.	115,041	380,786
	REMEC, Inc.	212,010	366,777
#	Renaissance Learning, Inc.	269,886	3,513,916
* #	Research Frontiers, Inc.	6,000	58,740
*	RF Micro Devices, Inc.	845,222	4,885,383
*	RF Monolithics, Inc.	83,700	478,764
	Richardson Electronics, Ltd.	131,104	853,487
* #	RightNow Technologies, Inc.	318,982	5,789,523
*	Rimage Corp.	97,543	2,431,747
*	Rofin-Sinar Technologies, Inc.	132,600	12,071,904
* #	Rogers Corp.	88,400	3,894,904
*	Rudolph Technologies, Inc.	267,647	3,198,382
*	S1 Corp.	638,990	4,741,306
* #	Saba Software, Inc.	280,253	1,387,252
* #	Safeguard Scientifics, Inc.	1,183,600	2,331,692
*	Sapient Corp.	890,027	6,443,795
* #	SatCon Technology Corp.	315,637	473,456
*	ScanSource, Inc.	237,698	8,385,985
*	Schmitt Industries, Inc.	17,800	119,082
*	Scientific Learning Corp.	6,820	39,965
*	SCM Microsystems, Inc.	127,744	448,381
*	Seachange International, Inc.	265,482	2,001,734
*	Secure Computing Corp.	643,355	5,835,230
*	Selectica, Inc.	261,300	433,758
* #	Semitool, Inc.	310,427	2,868,345
*	SI International, Inc.	119,583	3,104,375
*	Sigma Designs, Inc.	57,336	3,727,987
*	Sigmatel, Inc.	191,722	375,775
*	Sigmatron International, Inc.	18,200	187,096
*	Silicon Storage Technology, Inc.	1,014,948	2,882,452
* #	Simulations Plus, Inc.	123,672	593,626
*	SM&A	179,751	1,162,989
* #	Smith Micro Software, Inc.	266,703	2,136,291
* #	Sonic Foundry, Inc.	346,008	550,153
* #	Sonic Solutions, Inc.	254,917	2,531,326
*	SonicWALL, Inc.	597,182	6,043,482
* #	Sourcefire, Inc.	76,900	623,659
* #	SourceForge, Inc.	662,665	1,530,756
*	Spectrum Control, Inc.	130,127	1,933,687

40

*	SPSS, Inc.	194,669	7,035,338
*	SRS Labs, Inc.	164,100	1,005,933
*	Staktek Holdings, Inc.	436,518	1,121,851
*	Stamford Industrial Group, Inc.	13,400	19,430
*	Standard Microsystems Corp.	214,865	7,578,289
	StarTek, Inc.	130,000	1,270,100
* #	STEC, Inc.	446,325	4,159,749
*	SteelCloud, Inc.	75,500	84,560
* #	Stratasys, Inc.	200,026	4,998,650
*	SumTotal Systems, Inc.	265,874	1,281,513
*	Sunair Electronics, Inc.	46,583	115,992
*	Sunrise Telecom, Inc.	275,600	598,052
*	Suntron Corp.	36,507	40,523
* #	Supertex, Inc.	128,300	4,355,785
*	SupportSoft, Inc.	445,419	1,933,118
*	Sykes Enterprises, Inc.	403,892	7,455,846
*	Symmetricom, Inc.	455,290	1,962,300
* #	Synaptics, Inc.	250,162	13,893,997
*	SYNNEX Corp.	278,000	5,743,480
*	Synplicity, Inc.	258,762	1,472,356
	Taitron Components, Inc.	15,500	24,413
* #	Technical Communications Corp.	7,300	36,865
*	Technology Solutions Co.	22,600	75,710
*	TechTeam Global, Inc.	89,657	1,138,644
*	Tekelec	316,342	3,891,007
*	TeleCommunication Systems, Inc.	326,415	1,109,811
* #	Telkonet, Inc.	558,600	715,008
*	Telular Corp.	177,284	1,187,803
* #	Terremark Worldwide, Inc.	519,821	2,916,196
*	Tessco Technologies, Inc.	80,250	1,310,483
* #	The Knot, Inc.	204,464	2,698,925
	TheStreet.com, Inc.	274,595	3,377,519
*	Think Partnership, Inc.	637,978	867,650
*	ThinkEngine Networks, Inc.	82,975	19,914
*	Tier Technologies, Inc. Class B	169,900	1,542,692
*	TII Network Technologies, Inc.	57,160	109,747
	TNS, Inc.	214,400	3,370,368
*	Tollgrade Communications, Inc.	128,895	1,023,426
*	Track Data Corp.	18,673	42,014
*	Transact Technologies, Inc.	91,000	473,200
*	Transcat, Inc.	42,500	301,325
*	Trans-Lux Corp.	7,545	41,498
* #	Transwitch Corp.	339,260	346,045
*	Travelzoo, Inc.	149,470	2,282,407
	Trio-Tech International	27,575	271,338
*	Triquint Semiconductor, Inc.	1,347,578	7,991,138
*	Troy Group, Inc.	14,400	61,200
	TSR, Inc.	100,400	411,640
*	TTM Technologies, Inc.	388,141	4,692,625
*	Tumbleweed Communications Corp.	498,605	653,173
*	Tyler Technologies, Inc.	388,250	5,847,045
*	Ulticom, Inc.	386,764	2,900,730
* #	Ultimate Software Group, Inc.	243,491	7,954,851
*	Ultra Clean Holdings, Inc.	167,928	2,413,125
*	Ultratech, Inc.	227,787	2,728,888

41

*	Unica Corp.	98,069	882,621
	United Online, Inc.	571,353	8,593,149
* #	Universal Display Corp.	316,031	5,233,473
* #	Veeco Instruments, Inc.	305,293	5,122,817
* #	Vertical Communications, Inc.	20,016	19,816
*	Viasat, Inc.	257,152	8,576,019
*	Vicon Industries, Inc.	45,650	435,045
*	Video Display Corp.	96,880	776,978
*	Viewpoint Corp.	257,221	205,777
*	Vignette Corp.	283,065	4,353,540
*	Virage Logic Corp.	208,635	1,746,275
*	Visual Sciences, Inc.	188,014	2,974,381
* #	Vitesse Semiconductor, Inc.	1,141,911	1,084,815
*	Vocus, Inc.	142,819	4,484,517
*	Volterra Semiconductor Corp.	1,262	15,624
*	Vyyo, Inc.	177,401	817,819
	Wayside Technology Group, Inc.	48,200	515,740
*	Websense, Inc.	130,368	2,130,213
*	Website Pros, Inc.	141,546	1,593,808
*	Westell Technologies, Inc.	507,227	770,985
*	White Electronics Designs Corp.	224,456	1,034,742
*	Wind River Systems, Inc.	106,815	1,090,581
*	Winland Electronics, Inc.	20,500	45,305
*	Wireless Telecom Group, Inc.	225,386	416,964
*	Wireless Xcessories Group, Inc.	13,300	22,211
*	WJ Communications, Inc.	558,094	491,123
*	WPCS International, Inc.	10,420	106,180
*	X-Rite, Inc.	281,730	3,501,904
*	Zhone Technologies, Inc.	859,441	1,074,301
*	ZILOG, Inc.	152,239	479,553
* #	Zix Corp.	229,525	895,148
*	Zones, Inc.	147,800	1,424,792
*	Zoran Corp.	162,533	3,546,470
*	Zygo Corp.	180,963	2,043,072
Total Information Technology			985,782,243

Materials — (3.6%)
	A. Schulman, Inc.	248,233	5,351,903
#	A.M. Castle & Co.	187,261	4,700,251
*	AEP Industries, Inc.	78,051	2,670,125
	AMCOL International Corp.	281,330	10,684,913
*	American Pacific Corp.	70,137	1,031,014
#	American Vanguard Corp.	258,715	4,229,990
*	Amerigon, Inc.	102,037	1,865,236
	Arch Chemicals, Inc.	231,263	9,516,472
* #	Arrowhead Research Corp.	74,897	305,580
*	Atlantis Plastics, Inc.	35,150	29,526
	Balchem Corp.	158,512	3,388,987
* #	Basin Water, Inc.	84,269	590,726
*	Brush Engineered Materials, Inc.	95,800	4,285,134
*	Buckeye Technologies, Inc.	269,390	3,846,889
#	Calgon Carbon Corp.	385,472	5,612,472
*	Canyon Resources Corp.	110,175	44,412
*	Caraustar Industries, Inc.	258,224	1,066,465
	Chesapeake Corp.	166,322	1,014,564

42

* #	Coeur d’Alene Mines Corp.	5,569	23,223
* #	Constar International, Inc.	124,477	357,249
*	Continental Materials Corp.	14,900	404,535
*	Core Molding Technologies, Inc.	101,972	720,942
#	Deltic Timber Corp.	123,292	5,936,510
*	Detrex Corp.	10,200	85,680
#	Empire Resources, Inc.	95,500	376,270
	Ferro Corp.	300,105	6,359,225
	Flamemaster Corp.	189	1,257
* #	Flotek Industries, Inc.	178,400	6,575,824
	Friedman Industries, Inc.	145,488	1,054,788
#	General Maritime Corp.	34,108	910,684
* #	General Moly, Inc.	400,000	4,264,000
#	Georgia Gulf Corp.	200,800	1,493,952
	Gibraltar Industries, Inc.	286,490	4,005,130
	Glatfelter Co.	338,800	5,092,164
*	Graphic Packaging Corp.	588,300	2,412,030
*	H&E Equipment Services, Inc.	27,039	466,964
	Hawkins, Inc.	102,018	1,509,866
*	Hecla Mining Co.	1,053,800	12,361,074
*	ICO, Inc.	240,599	2,610,499
*	Impreso, Inc.	31,500	69,300
#	Innophos Holdings, Inc.	50,500	722,655
* #	Ion Geophysical Corp.	201,614	3,110,904
#	KMG Chemicals, Inc.	75,103	1,168,603
#	Koppers Holdings, Inc.	95,308	3,663,640
*	Landec Corp.	250,749	3,294,842
* #	LSB Industries, Inc.	171,054	3,879,505
*	Material Sciences Corp.	138,299	1,143,733
*	Maxxam, Inc.	27,097	747,877
	Metal Management, Inc.	95,297	4,385,568
* #	Mines Management, Inc.	126,817	448,932
*	Mod-Pac Corp.	26,617	218,259
	Myers Industries, Inc.	326,847	6,523,866
* #	Nanophase Technologies Corp.	177,915	638,715
	Neenah Paper, Inc.	50,767	1,532,148
	Nevada Chemicals, Inc.	62,550	572,958
	NewMarket Corp.	128,200	6,879,212
#	NL Industries, Inc.	229,589	2,316,553
	NN, Inc.	162,400	1,440,488
*	Northern Technologies International Corp.	29,441	331,211
*	Northwest Pipe Co.	84,859	2,823,259
	Olympic Steel, Inc.	78,200	2,044,148
*	OMNOVA Solutions, Inc.	412,100	2,122,315
	Penford Corp.	84,454	2,043,787
* #	Peoplesupport, Inc.	145,612	2,045,849
*	PolyOne Corp.	675,852	4,237,592
	Quaker Chemical Corp.	98,329	2,141,606
*	Rock of Ages Corp.	32,900	183,253
#	Royal Gold, Inc.	253,781	7,288,590
	Schweitzer-Maudoit International, Inc.	146,820	3,920,094
*	Solitario Resources Corp.	3,037	15,944
	Spartech Corp.	290,589	3,969,446
	Stepan Co.	85,071	2,598,068
*	Symyx Technologies, Inc.	6,441	49,338

43

#	Synalloy Corp.	87,058	1,512,197
#	Tronox, Inc. Class A	129,900	1,071,675
	Tronox, Inc. Class B	42,100	341,010
*	U.S. Concrete, Inc.	375,166	1,410,624
#	U.S. Energy Corp.	71,870	341,383
*	U.S. Gold Corp.	481,181	1,650,451
*	UFP Technologies, Inc.	11,800	73,514
*	United States Lime & Minerals, Inc.	55,745	1,714,716
*	Universal Stainless & Alloy Products, Inc.	64,399	1,986,065
	Vulcan International Corp.	8,251	482,477
	Wausau Paper Corp.	482,100	4,546,203
*	Webco Industries, Inc.	3,750	367,500
#	Wellman, Inc.	261,130	274,187
*	Williams Industries, Inc.	5,800	12,760
*	Zoltek Companies, Inc.	884	37,676
Total Materials			211,651,221

Other — (0.0%)
* •	Big 4 Ranch, Inc.	35,000	—
* •	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* •	ePresence, Inc. Escrow Shares	191,500	5,745
* # •	EquiMed, Inc.	6,533	1
* •	iGo Escrow Shares	11,200	—
* •	Noel Group, Inc.	43,600	545
* •	Petrocorp, Inc. Escrow Shares	37,100	2,226
* •	Tripos Escrow Shares	1,300	312
Total Other			8,829

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	419,255	6,288,825
*	Arbinet-thexchange, Inc.	146,278	870,354
*	Cbeyond, Inc.	9,900	409,563
*	Centennial Communications Corp.	183,936	1,637,030
#	Consolidated Communications Holdings, Inc.	257,396	4,138,928
*	Covista Communications, Inc.	16,200	10,530
	D&E Communications, Inc.	133,862	1,950,369
#	FairPoint Communications, Inc.	243,200	3,628,544
* #	FiberTower Corp.	460,843	1,050,722
*	General Communications, Inc. Class A	500,575	4,435,095
*	GoAmerica, Inc.	117	658
	Hickory Tech Corp.	124,300	1,129,887
	Iowa Telecommunications Services, Inc.	226,049	3,851,875
*	LCC International, Inc. Class A	209,180	512,491
*	Lynch Interactive Corp.	1	2,316
*	Metro One Telecommunications, Inc.	18,385	36,218
*	Nexstar Broadcasting Group, Inc.	75,009	680,332
	North Pittsburgh Systems, Inc.	136,562	3,225,594
*	Occam Networks, Inc.	7,300	28,251
*	PAETEC Holding Corp.	309,121	3,307,595
*	Point.360	84,700	165,165
*	Premiere Global Services, Inc.	690,525	9,515,435
*	Rural Cellular Corp. Class A	143,338	6,315,472
	Shenandoah Telecommunications Co.	2,100	51,807
*	SunCom Wireless Holdings, Inc.	30,967	821,245
	SureWest Communications	132,297	2,395,899

44

* #	Terrestar Corp.	49,225	356,881
*	Xeta Corp.	85,800	365,508
Total Telecommunication Services			57,182,589

Utilities — (1.4%)
*	AMEN Properties, Inc.	12,375	90,461
	American States Water Co.	165,279	6,883,870
*	Aquila, Inc.	33,130	131,195
	Artesian Resources Corp. Class A	3,800	72,200
* #	Cadiz, Inc.	21,318	423,375
#	California Water Service Group	204,531	7,991,026
#	Central Vermont Public Service Corp.	140,100	3,875,166
	CH Energy Group, Inc.	151,294	6,705,350
	Chesapeake Utilities Corp.	65,850	2,222,438
	Connecticut Water Services, Inc.	93,287	2,267,807
	Delta Natural Gas Co., Inc.	20,000	497,000
#	Empire District Electric Co.	300,150	6,915,456
	Energy West, Inc.	11,941	170,159
#	EnergySouth, Inc.	76,425	4,224,774
* #	Environmental Power Corp.	95,593	491,348
	Florida Public Utilities Co.	36,800	433,872
	Laclede Group, Inc.	211,400	7,274,274
*	Maine & Maritimes Corp.	29,300	1,013,780
#	MGE Energy, Inc.	205,779	7,216,670
	Middlesex Water Co.	115,248	2,172,425
	Otter Tail Corp.	46,924	1,572,423
	RGC Resources, Inc.	4,698	141,269
#	SJW Corp.	179,225	5,996,869
#	Southwest Water Co.	238,602	2,858,452
	UIL Holdings Corp.	191,201	6,848,820
	Unitil Corp.	42,201	1,154,197
	York Water Co.	26,326	416,477
Total Utilities			80,061,153

TOTAL COMMON STOCKS			4,648,657,827

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	146
* •	Del Global Technologies Corp. Warrants 03/28/08	4,265	8,103
* •	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* •	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	—
* •	Mossimo, Inc. Contingent Rights	149,150	—
* •	Movie Star Rights 01/16/08	108,429	2,999
* •	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			11,248

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	41,028,537	41,028,537

45

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (19.7%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,211,729,391 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 06/01/36 to 11/01/37, valued at $1,141,891,368) to be repurchased at $1,109,060,262	$1,108,632	1,108,632,395
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $28,009,709 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 02/01/34 to 10/01/37, valued at $19,203,249) to be repurchased at $18,566,287	18,559	18,559,173
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $26,644,221 FNMA 5.342%, 04/01/37 & 6.164%, 05/01/35, valued at $25,295,863) to be repurchased at $24,568,001	24,559	24,558,526

TOTAL SECURITIES LENDING COLLATERAL			1,151,750,094

TOTAL INVESTMENTS - (100.0%) (Cost $5,524,262,354)			$5,841,447,706

See accompanying Notes to Financial Statements.

46

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABC Learning Centres, Ltd.	82,857	$386,276
	Amcor, Ltd.	1,320,069	7,997,705
	Amcor, Ltd. Sponsored ADR	77,103	1,868,406
	Ansell, Ltd.	200,167	2,046,543
	APN News & Media, Ltd.	509,371	2,253,856
	Australia & New Zealand Banking Group, Ltd.	2,744,157	68,552,467
	AXA Asia Pacific Holdings, Ltd.	2,270,180	16,121,170
#	Bendigo Bank, Ltd.	155,934	2,390,181
	BlueScope Steel, Ltd.	1,766,300	15,452,797
	Boral, Ltd.	1,138,097	6,478,181
	Brickworks, Ltd.	78,415	927,963
	Caltex Australia, Ltd.	265,507	5,198,160
	Challenger Financial Services Group, Ltd.	292,453	1,440,636
	Commonwealth Bank of Australia	2,014,458	106,633,968
	CSR, Ltd.	1,514,337	4,078,591
	Downer EDI, Ltd.	234,820	1,024,300
#	Fairfax Media, Ltd.	2,112,515	8,863,157
	Foster’s Group, Ltd.	4,539,143	25,319,691
	Futuris Corp., Ltd.	554,683	1,041,566
	Goodman Fielder, Ltd.	1,645,429	2,850,701
#	Insurance Australia Group, Ltd.	2,618,839	10,354,953
	Lend Lease Corp., Ltd.	675,289	11,518,794
	Metcash, Ltd.	400,000	1,549,080
	National Australia Bank, Ltd.	2,920,516	99,090,123
#	Nufarm, Ltd.	52,021	773,423
	Oil Search, Ltd.	1,264,103	5,206,716
#	Onesteel, Ltd.	600,248	3,533,216
	Origin Energy, Ltd.	1,644,141	12,688,003
	Publishing and Broadcasting, Ltd.	190,851	3,514,427
	Qantas Airways, Ltd.	2,182,800	11,309,741
	Santos, Ltd.	1,070,468	13,573,841
#	Seven Network, Ltd.	195,723	2,341,146
#	Sims Group, Ltd.	139,741	3,386,344
	Suncorp-Metway, Ltd.	1,419,670	23,525,885
	Symbion Health, Ltd.	1,381,525	4,955,410
	TABCORP Holdings, Ltd.	1,251,967	16,917,560
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	928,415
	Zinifex, Ltd.	552,789	7,065,969

TOTAL — AUSTRALIA			513,159,361

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
	Erste Bank der Oesterreichischen Sparkassen AG	21,886	1,590,167
	OMV AG	486,899	34,560,019
	Wienerberger AG	221,811	12,534,626

TOTAL — AUSTRIA			48,684,812

1

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	29,381	2,999,246
	Banque Nationale de Belgique	1,047	4,852,642
	Bekaert SA	2,787	386,565
*	Cumerio NV SA- Strip	2,009	29
	Delhaize Group	231,485	20,196,796
	Delhaize Group Sponsored ADR	52,900	4,613,938
	Dexia SA	1,571,165	42,800,321
	Fortis	179,701	4,798,887
	KBC Groep NV	77,882	10,841,856
*	Umicore Strip VVPR	2,009	210

TOTAL — BELGIUM			91,490,490

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# *	Abitibibowater, Inc.	30,741	677,873
	Astral Media, Inc. Class A	44,538	1,948,635
#	Bank of Montreal	353,900	22,332,207
#	Barrick Gold Corp.	1,914,820	77,764,728
#	BCE, Inc.	589,125	23,106,638
#	Biovail Corp.	212,600	3,252,943
#	Canadian Pacific Railway, Ltd.	275,000	18,343,417
#	Canadian Tire Corp. Class A	58,200	4,152,196
#	Canadian Utilities, Ltd. Class A	1,600	80,820
*	CGI Group, Inc.	555,500	6,271,909
#	Corus Entertainment, Inc. Class B	58,800	2,907,805
*	Domtar Corp.	350,000	2,653,133
	E-L Financial Corp., Ltd.	600	336,017
	Empire Co., Ltd. Class A	72,700	3,271,664
	EnCana Corp.	1,459,886	95,057,930
#	Fairfax Financial Holdings, Inc.	48,400	13,818,891
	George Weston, Ltd.	138,400	7,583,315
	Gerdau Ameristeel Corp.	261,500	3,292,450
	Goldcorp, Inc.	350,400	11,388,569
	IAMGOLD Corp.	299,300	2,577,102
#	Industrial Alliance Insurance & Financial Services, Inc.	144,400	6,187,849
#	ING Canada, Inc.	132,500	5,571,904
	Jean Coutu Group PJC, Inc. Class A	307,800	3,619,909
*	Kinross Gold Corp.	144,700	2,507,776
	Loblaw Companies, Ltd.	34,600	1,158,466
# *	Lundin Mining Corp.	411,100	4,016,648
	Magna International, Inc. Class A	291,268	24,563,859
#	Manitoba Telecom Services, Inc.	40,500	1,806,795
#	Manulife Financial Corp.	1,031,100	43,164,004
	Maple Leaf Foods, Inc.	87,700	1,144,542
	MDS, Inc.	351,364	7,115,477
	Metro, Inc. Class A	39,600	1,145,685
#	National Bank of Canada	262,300	14,214,748
	Northbridge Financial Corp.	22,000	814,041

2

	Onex Corp.	186,800	6,788,651
#	Petro-Canada	927,000	44,776,339
#	Power Corp. of Canada, Ltd.	470,296	19,099,675
#	Quebecor, Inc. Class B	78,500	3,042,812
#	Russel Metals, Inc.	82,200	2,021,399
	Sherritt International Corp.	461,300	6,453,910
#	Sun Life Financial, Inc.	1,300,100	69,077,767
#	The Thomson Corp.	26,000	1,010,150
	Torstar Corp. Class B	78,600	1,512,340
#	Transalta Corp.	247,755	7,822,016
#	TransCanada Corp.	485,102	19,308,025
	Transcontinental, Inc. Class A	108,900	1,980,990

TOTAL — CANADA			600,744,019

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	2,040	24,223,549
*	Alm. Brand A.S.	11,571	687,052
	Carlsberg A.S. Series B	76,475	9,715,284
#	Dampskibsselsk Torm A.S.	29,600	1,130,026
	Dampskibsselskabet Torm A.S. ADR	15,086	579,303
	Danisco A.S.	100,730	7,416,971
	Danske Bank A.S.	824,953	32,978,580
*	Jyske Bank A.S.	106,550	8,433,368
	Sydbank A.S.	71,200	2,984,685

TOTAL — DENMARK			88,148,818

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	458,600	19,721,482
	Kemira Oyj	101,377	2,019,927
	Kesko Oyj	157,000	9,201,481
	OKO Bank P.L.C. Class A	130,000	2,567,776
	Outokumpu Oyj Series A	351,300	11,286,800
	Sampo Oyj	506,274	14,842,355
	Stora Enso Oyj Series R	922,500	15,248,104
	Stora Enso Oyj Sponsored ADR	91,500	1,511,580
	UPM-Kymmene Oyj	865,900	18,283,132
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,467,081

TOTAL — FINLAND			96,149,718

FRANCE — (9.3%)
COMMON STOCKS — (9.3%)
	Air France-KLM	192,225	6,866,355
	Alcatel-Lucent SA Sponsored ADR	182,100	1,475,010
*	Atos Origin SA	34,367	1,947,492
#	AXA SA	2,905,543	118,407,106
	AXA SA Sponsored ADR	90,300	3,688,755
	BNP Paribas SA	1,666,604	187,856,187
*	Business Objects SA	94,856	5,779,149
	Capgemini SA	181,712	10,561,551
	Casino Guichard Perrachon SA	72,621	7,975,298

3

	Ciments Francais SA	30,740	5,136,794
	CNP Assurances	74,461	9,260,955
	Compagnie de Saint-Gobain	598,264	58,598,294
	Compagnie Generale des Establissements Michelin Series B	242,490	28,693,982
	Credit Agricole SA	1,115,732	39,228,049
	Esso Ste Anonyme Francaise	2,114	587,412
	Euler Hermes SA	10,758	1,352,798
#	European Aeronautic Defence & Space Co.	497,789	15,901,101
# *	Faurecia SA	30,445	2,288,676
	France Telecom SA	967,032	36,647,538
	France Telecom SA Sponsored ADR	123,605	4,690,810
	Havas SA	300,744	1,568,985
	Imerys SA	39,277	3,322,080
	Lafarge SA	270,758	42,907,300
	Lafarge SA Prime Fidelity	85,542	13,596,867
	Lagardere SCA	57,462	4,607,076
	Nexans SA	26,640	3,555,611
	Peugeot SA	335,527	26,010,187
	PPR SA	111,479	18,745,192
	Renault SA	394,997	57,294,911
	Safran SA	162,598	3,159,927
	Schneider Electric SA	329,932	45,796,397
*	SCOR SE	6	18
	SCOR SE	193,766	5,025,722
	Societe BIC SA	52,288	3,903,252
	Societe Generale Paris	293,528	45,213,514
	Technip SA	105,512	8,602,525
*	Thomson	345,508	5,362,321
	Vivendi SA	2,554,386	117,136,324

TOTAL — FRANCE			952,751,521

GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
	Allianz SE	464,749	96,033,294
	Allianz SE Sponsored ADR	2,772,640	57,060,931
#	AMB Generali Holding AG	38,497	5,823,765
	BASF AG	81,230	11,292,087
	Bayerische Motoren Werke AG	730,223	44,501,692
	Bilfinger Berger AG	23,702	1,928,599
	Commerzbank AG	1,122,000	44,223,666
	Daimler AG	1,734,297	176,535,855
	Daimler AG Sponsored ADR	34,800	3,538,116
	Deutsche Bank AG	801,377	105,499,590
	Deutsche Bank AG ADR	128,363	16,911,825
	Deutsche Lufthansa AG	407,381	11,012,285
	Deutsche Postbank AG	14,003	1,224,104
	Deutsche Telekom AG	2,048,449	45,352,719
	Deutsche Telekom AG Sponsored ADR	2,860,650	63,077,333
	E.ON AG	677,579	137,950,169
	E.ON AG Sponsored ADR	1,091,708	74,253,065
#	Fraport AG	36,806	2,835,470
#	Hannover Rueckversicherung AG	110,141	5,230,543
	Heidelberger Druckmaschinen AG	34,552	1,094,079
	Hochtief AG	33,000	4,353,663

4

	Hypo Real Estate Holding AG	84,277	4,477,809
*	Infineon Technologies AG	1,247,436	14,921,483
*	Infineon Technologies AG ADR	98,600	1,167,424
	Lanxess AG	49,885	2,327,083
	Linde AG	153,284	20,063,866
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	73,069,532
	Salzgitter AG	26,816	4,331,334
	SCA Hygiene Products AG	3,550	1,765,070
#	Suedzucker AG	102,666	2,256,291
	ThyssenKrupp AG	563,346	33,344,938
# *	TUI AG	329,789	9,223,539
	Vattenfall Europe AG	45,861	3,465,448
	Volkswagen AG	499,652	119,853,330

TOTAL — GERMANY			1,199,999,997

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Alpha Bank A.E.	126,890	4,297,961
	Bank of Greece	11,360	1,492,937
	Hellenic Petroleum S.A.	465,844	7,204,669
	Hellenic Telecommunication Organization Co. S.A.	474,833	17,085,492
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,569,975
	National Bank of Greece S.A.	38,000	2,551,879
	National Bank of Greece S.A. ADR	725,141	9,753,146
	Viohalco S.A.	62,810	839,932

TOTAL — GREECE			44,795,991

HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
	Cathay Pacific Airways, Ltd.	1,576,000	4,162,350
	Cheung Kong Holdings, Ltd.	3,320,000	62,820,701
#	Cheung Kong Infrastructure Holdings, Ltd.	677,000	2,631,114
#	CITIC International Financial Holdings, Ltd.	1,425,000	922,647
	Dah Sing Banking Group, Ltd.	304,000	655,836
#	Dah Sing Financial Holdings, Ltd.	194,400	1,741,456
	Great Eagle Holdings, Ltd.	513,745	1,999,608
	Hang Lung Group, Ltd.	2,518,000	14,431,748
#	Henderson Land Development Co., Ltd.	1,910,000	16,978,526
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,950,577
	Hopewell Holdings, Ltd.	1,455,000	6,634,220
	Hutchison Whampoa, Ltd.	4,729,000	56,465,323
	Hysan Development Co., Ltd.	2,192,191	6,295,313
#	Industrial & Commercial Bank of China (Asia), Ltd.	423,954	998,914
#	MTR Corp., Ltd.	3,691,040	12,484,705
#	New World China Land, Ltd.	1,963,600	2,045,996
	New World Development Co., Ltd.	3,986,022	15,270,808
	Sino Land Co., Ltd.	4,513,166	16,150,137
	Sun Hung Kai Properties, Ltd.	2,892,000	60,191,545
	Wharf Holdings, Ltd.	3,212,214	19,162,736
	Wheelock and Co., Ltd.	3,940,000	12,410,919
#	Wheelock Properties, Ltd.	1,565,000	1,816,894
	Wing Lung Bank, Ltd.	159,700	1,693,595
TOTAL COMMON STOCKS			319,915,668

5

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commerical Bank of China (Asia), Ltd. Warrants 11/6/08	46,515	8,065

TOTAL — HONG KONG			319,923,733

IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
	Allied Irish Banks P.L.C.	688,656	15,383,315
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	17,737,438
	Bank of Ireland P.L.C.	1,216,162	19,351,246
	CRH P.L.C.	1,259,311	47,527,698
	Irish Life & Permanent P.L.C.	740,650	14,675,871

TOTAL — IRELAND			114,675,568

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	14,302,470
	Banca Popolare di Milano Scarl	1,011,678	14,643,317
*	Banco Popolare Scarl	227,880	5,123,706
	Benetton Group SpA	181,249	3,342,460
#	Buzzi Unicem SpA	181,398	5,027,352
	C.I.R. SpA - Compagnie Industriali Riunite	500,000	1,811,330
	Caltagirone Editore SpA	136,915	909,616
	Fiat SpA	1,002,221	27,531,367
	Fondiaria - Sai SpA	167,605	7,330,033
	Intesa Sanpaolo SpA	1,451,314	11,553,159
#	Italcementi SpA	341,502	7,082,786
	Italmobiliare SpA	32,455	3,127,468
	Milano Assicurazioni SpA	182,000	1,337,575
*	Pirelli & Co. SpA	1,486,658	1,770,128
#	Societe Cattolica di Assicurazoni Scrl SpA	8,800	480,902
	Telecom Italia SpA	2,976,292	9,461,374
#	Telecom Italia SpA Sponsored ADR	1,466,900	46,530,068
	UniCredito Italiano SpA	11,544,563	98,106,972
	Unione di Banche Italiane Scpa	962,044	27,410,028
	Unipol Gruppo Finanziario SpA	1,822,774	7,070,989

TOTAL — ITALY			293,953,100

JAPAN — (10.6%)
COMMON STOCKS — (10.6%)
	Adeka Corp.	87,000	921,915
#	Aichi Steel Corp.	136,000	760,274
	Aioi Insurance Co., Ltd.	1,277,735	7,102,845
	Aisin Seiki Co., Ltd.	182,500	7,385,732
	Ajinomoto Co., Inc.	1,292,000	14,240,059
#	Alpine Electronics, Inc.	36,800	624,756
#	Alps Electric Co., Ltd.	263,100	3,306,515
	Amada Co., Ltd.	631,000	5,829,000
	Aoyama Trading Co., Ltd.	82,000	2,088,870
	Asahi Breweries, Ltd.	368,200	6,390,672
	Asatsu-Dk, Inc.	32,500	951,726

6

#	Calsonic Kansei Corp.	190,000	1,076,636
	Canon Marketing Japan, Inc.	124,900	2,548,135
#	Chudenko Corp.	41,100	782,572
	Chuo Mitsui Trust Holdings, Inc.	637,000	5,430,537
#	Citizen Holdings Co., Ltd.	462,000	4,953,118
	Coca-Cola West Japan Co., Ltd.	76,700	1,743,950
	Comsys Holdings Corp.	149,000	1,224,983
	Cosmo Oil Co., Ltd.	824,000	3,405,028
	Credit Saison Co., Ltd.	69,500	1,975,859
	Dai Nippon Printing Co., Ltd.	1,125,000	16,386,560
#	Daibiru Corp.	42,000	557,085
	Daicel Chemical Industries, Ltd.	485,000	2,875,555
	Daihatsu Motor Co., Ltd.	236,000	2,381,017
#	Daio Paper Corp.	87,000	760,309
	Daiwa House Industry Co., Ltd.	761,000	10,105,568
#	Ebara Corp.	253,000	917,695
	Edion Corp.	53,900	673,083
*	Elpida Memory, Inc.	162,700	5,509,124
#	Ezaki Glico Co., Ltd.	174,600	1,828,552
	Fuji Electric Holdings Co., Ltd.	781,780	2,900,407
	Fuji Heavy Industries, Ltd.	850,000	4,242,386
	FUJIFILM Holdings Corp.	1,016,300	44,886,549
	Fujikura, Ltd.	479,000	2,384,025
	Fukuoka Financial Group, Inc.	1,368,000	8,908,092
	Funai Electric Co., Ltd.	20,800	879,396
	Futaba Industrial Co., Ltd.	62,500	1,703,289
	Glory, Ltd.	83,700	2,276,683
	Gunze, Ltd.	248,000	1,040,625
#	H20 Retailing Corp.	128,000	1,069,362
	Hakuhodo Dy Holdings, Inc.	12,670	737,473
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,877,734
	Heiwa Corp.	81,500	694,315
	Hino Motors, Ltd.	217,000	1,331,791
	Hitachi Cable, Ltd.	236,000	1,524,755
	Hitachi Kokusai Electric, Inc.	87,000	1,134,499
#	Hitachi Software Engineering Co., Ltd.	46,200	974,902
	Hitachi Transport System, Ltd.	111,000	1,278,342
	Hitachi, Ltd.	6,459,000	45,575,222
	Hitachi, Ltd. Sponsored ADR	82,800	5,792,688
#	Hokuetsu Paper Mills, Ltd.	162,000	764,305
#	House Foods Corp.	117,000	2,075,885
	INPEX Holdings, Inc.	1	2,471
	JS Group Corp.	468,200	7,519,952
#	Juroku Bank, Ltd.	400,000	2,469,666
	Kajima Corp.	1,436,000	4,714,016
	Kamigumi Co., Ltd.	357,000	2,784,156
#	Kandenko Co., Ltd.	129,000	811,739
	Kaneka Corp.	410,000	3,398,672
	Kinden Corp.	185,000	1,509,631
	Kirin Holdings Co., Ltd.	1,399,000	22,125,791
	Kissei Pharmaceutical Co., Ltd.	41,000	835,811
	Koito Manufacturing Co., Ltd.	35,000	472,941
	Komori Corp.	77,000	1,840,623
	Kuraray Co., Ltd.	592,000	7,314,046
	Kyocera Corp.	338,100	30,502,722

7

	Kyocera Corp. Sponsored ADR	13,600	1,220,600
	Mabuchi Motor Co., Ltd.	36,300	2,361,166
	MARUI GROUP CO., Ltd.	498,500	5,108,611
#	Maruichi Steel Tube, Ltd.	117,000	3,564,056
	Matsushita Electric Industrial Co., Ltd.	3,985,135	81,039,212
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	92,000	1,871,280
	Matsushita Electric Works, Ltd.	622,000	6,521,219
	Meiji Dairies Corp.	395,000	1,992,238
#	Meiji Seika Kaisha, Ltd.	453,000	1,997,266
	Millea Holdings, Inc.	1,629,300	57,259,468
	Mitsubishi Heavy Industries, Ltd.	5,275,000	25,685,201
	Mitsubishi Logistics Corp.	146,000	1,772,697
	Mitsubishi Tanabe Pharma Corp.	9,000	87,067
	Mitsubishi UFJ Financial Group, Inc. ADR	980,500	9,599,095
	Mitsui Chemicals, Inc.	1,003,800	7,361,553
	Mitsui Sumitoma Insurance Co., Ltd.	2,543,000	27,689,502
#	Morinaga Milk Industry Co., Ltd.	160,000	454,595
	Musashino Bank, Ltd.	41,600	2,029,964
	Nagase & Co., Ltd.	162,000	1,834,282
	NEC Corp.	3,346,000	15,742,650
	NEC Corp. Sponsored ADR	1,181,101	5,526,135
#	Nichicon Corp.	72,900	776,674
	Nippon Express Co., Ltd.	1,403,000	7,218,256
#	Nippon Kayaku Co., Ltd.	128,000	1,044,747
#	Nippon Meat Packers, Inc.	270,000	2,649,414
	Nippon Mining Holdings, Inc.	296,500	2,199,262
	Nippon Mitsubishi Oil Corp.	2,588,050	21,484,136
#	Nippon Paint Co., Ltd.	295,000	1,584,892
	Nippon Paper Group, Inc.	1,411	4,137,764
	Nippon Sheet Glass Co., Ltd.	809,000	4,467,917
	Nippon Shokubai Co., Ltd.	163,000	1,576,519
	Nippon Suisan Kaisha, Ltd.	254,000	1,371,576
	Nippon Television Network Corp.	9,400	1,175,390
#	Nipponkoa Insurance Co., Ltd.	873,000	8,365,507
#	Nipro Corp.	42,000	812,310
	Nishi-Nippon Bank, Ltd.	1,123,000	3,155,543
	Nishi-Nippon Railroad Co., Ltd.	78,000	280,009
	Nissan Motor Co., Ltd.	1,425,700	16,346,815
#	Nissay Dowa General Insurance Co., Ltd.	383,000	1,966,577
	Nisshin Seifun Group, Inc.	284,000	2,803,593
	Nisshin Steel Co., Ltd.	1,226,000	4,614,504
	Nisshinbo Industries, Inc.	305,000	4,064,098
	Obayashi Corp.	973,000	4,933,981
#	Oji Paper Co., Ltd.	1,480,000	7,091,821
	Ono Pharmaceutical Co., Ltd.	215,000	11,066,467
	Onward Holdings Co., Ltd.	251,000	2,724,688
	Oriental Land Co., Ltd.	11,600	706,308
#	PanaHome Corp.	106,000	724,586
#	Pioneer Electronic Corp.	218,000	2,068,932
	Q.P. Corp.	156,800	1,606,674
#	Rengo Co., Ltd.	286,000	2,141,235
	RICOH COMPANY, Ltd.	802,000	15,359,143
	Rinnai Corp.	50,200	1,719,036
	Rohm Co., Ltd.	50,300	4,605,145
	Sankyo Co., Ltd.	53,200	2,417,005

8

	Sanwa Holdings Corp.	238,000	1,207,178
	Sapporo Hokuyo Holdings, Inc.	428	4,445,964
#	Sega Sammy Holdings, Inc.	373,300	4,778,543
	Seiko Epson Corp.	257,000	5,727,635
#	Seino Holdings Co., Ltd.	216,000	1,586,312
	Sekisui Chemical Co., Ltd.	689,000	4,725,983
	Sekisui House, Ltd.	942,000	12,042,942
#	Shiga Bank, Ltd.	301,000	2,204,155
	Shimachu Co., Ltd.	59,100	1,756,263
	Shimizu Corp.	1,131,000	4,881,610
	Shinko Securities Co., Ltd.	615,000	2,745,589
#	Shinsei Bank, Ltd.	2,286,000	8,219,738
#	Shizuoka Bank, Ltd.	971,000	11,525,415
	Sohgo Security Services Co., Ltd.	101,300	1,679,651
	Sompo Japan Insurance, Inc.	1,937,000	18,751,822
	Sony Corp.	784,000	42,404,338
	Sony Corp. Sponsored ADR	260,616	14,065,446
	Sumitomo Bakelite Co., Ltd.	254,000	1,637,481
	Sumitomo Corp.	73,600	1,109,920
	Sumitomo Electric Industries, Ltd.	899,000	14,000,522
	Sumitomo Forestry Co., Ltd.	158,000	1,143,448
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	23,778,100
#	Sumitomo Warehouse Co., Ltd.	174,000	1,011,875
	Suzuken Co., Ltd.	99,700	3,294,481
#	Taiheiyo Cement Corp.	1,209,800	2,949,098
	Taisei Corp.	1,343,000	3,971,429
	Taisho Pharmaceutical Co., Ltd.	259,000	5,070,671
	Taiyo Yuden Co., Ltd.	152,000	2,573,973
	Takashimaya Co., Ltd.	105,000	1,297,724
#	TDK Corp.	117,400	8,355,160
	Teijin, Ltd.	828,000	3,597,423
	The 77 Bank, Ltd.	494,000	3,344,174
	The Aichi Bank, Ltd.	11,100	982,522
	The Awa Bank, Ltd.	246,600	1,481,300
	The Bank of Iwate, Ltd.	19,600	1,246,765
#	The Bank of Kyoto, Ltd.	363,400	4,673,236
	The Bank of Nagoya, Ltd.	213,000	1,362,665
	The Chiba Bank, Ltd.	786,000	6,775,971
	The Chugoku Bank, Ltd.	247,800	3,819,825
	The Daishi Bank, Ltd.	427,000	1,768,285
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	954,736
	The Gunma Bank, Ltd.	529,000	3,881,684
	The Hachijuni Bank, Ltd.	695,000	5,525,737
	The Higo Bank, Ltd.	308,000	2,076,247
	The Hiroshima Bank, Ltd.	719,000	4,251,608
	The Hokkoku Bank, Ltd.	394,000	2,023,899
	The Hyakugo Bank, Ltd.	303,000	1,788,995
	The Hyakujishi Bank, Ltd.	329,000	1,764,096
	The Iyo Bank, Ltd.	350,000	3,767,714
	The Joyo Bank, Ltd.	1,554,000	9,369,895
	The Kagoshima Bank, Ltd.	273,000	1,960,942
	The Keiyo Bank, Ltd.	317,000	1,963,384
	The Nanto Bank, Ltd.	317,000	1,824,599
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,968,645
	The San-in Godo Bank, Ltd.	267,000	2,442,826

9

Toda Corp.	269,000	1,435,536
Tokai Tokyo Securities Co., Ltd.	155,000	751,255
Tokyo Steel Manufacturing Co., Ltd.	148,400	1,915,397
Toppan Forms Co., Ltd.	48,500	467,564
Toppan Printing Co., Ltd.	973,000	9,557,351
Toshiba TEC Corp.	181,000	1,219,435
# TOTO, Ltd.	494,000	3,949,270
Toyo Ink Manufacturing Co., Ltd.	213,000	723,245
Toyo Seikan Kaisha, Ltd.	287,600	5,028,651
Toyo Suisan Kaisha, Ltd.	88,000	1,651,635
Toyobo Co., Ltd.	743,000	1,583,408
Toyota Auto Body Co., Ltd.	105,100	1,741,630
TV Asahi Corp.	931	1,469,864
UNY Co., Ltd.	258,000	2,283,318
# Wacoal Corp.	149,000	1,919,731
Yamaguchi Financial Group, Inc.	313,000	4,211,953
Yamaha Corp.	285,400	6,899,639
Yamanashi Chuo Bank, Ltd.	241,000	1,514,369
# Yamazaki Baking Co., Ltd.	155,000	1,575,115
Yokohama Rubber Co., Ltd.	410,000	2,555,592

TOTAL — JAPAN		1,093,084,670

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
Aegon NV	3,298,073	58,880,389
ArcelorMittal	1,288,819	95,046,984
Heineken Holding NV	82,904	4,656,626
Hunter Douglas NV	42,835	3,128,441
ING Groep NV	3,203,383	124,262,135
ING Groep NV Sponsored ADR	239,100	9,272,298
* Koninklijke Ahold NV	1,509,147	21,456,612
Koninklijke DSM NV	270,057	13,434,660
Koninklijke Philips Electronics NV	2,318,687	96,519,107
Koninklijke Philips Electronics NV ADR	133,700	5,563,257
Sns Reaal	155,801	3,469,920

TOTAL — NETHERLANDS		435,690,429

NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Air New Zealand, Ltd.	921,287	1,269,538
Contact Energy, Ltd.	389,947	2,582,868

TOTAL — NEW ZEALAND		3,852,406

10

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
	DNB Nor ASA Series A	2,701,394	42,197,150
	Norsk Hydro ASA	672,814	9,285,074
	Norsk Hydro ASA Sponsored ADR	59,900	826,410
	Norske Skogindustrier ASA Series A	353,571	2,531,708
	Orkla ASA	2,900,350	52,226,456
#	Storebrand ASA	713,900	7,952,727
	Wilh. Wilhelmsen ASA	11,850	472,898
TOTAL COMMON STOCKS			115,492,423

RIGHTS/WARRANTS — (0.0%)
*	Storebrand ASA Rights 12/10/07	713,900	1,673,103

TOTAL — NORWAY			117,165,526

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	232,343	1,831,875
#	Banco Comercial Portugues SA	2,008,205	8,742,389
	Banco Espirito Santo SA	320,446	7,412,407
#	Cimpor Cimentos de Portugal SA	310,009	2,761,180
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,082,731	3,827,944

TOTAL — PORTUGAL			24,575,795

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	831,000	930,514
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	983,754
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	484,068
	DBS Group Holdings, Ltd.	2,939,500	40,894,503
	Fraser & Neave, Ltd.	2,421,450	9,695,174
	Jardine Cycle & Carriage, Ltd.	193,810	2,812,629
	Neptune Orient Lines, Ltd.	259,000	746,092
	Singapore Airlines, Ltd.	1,489,599	18,427,056
	Singapore Land, Ltd.	723,000	3,962,077
	United Industrial Corp., Ltd.	1,391,000	2,528,551
	United Overseas Bank, Ltd.	214,000	2,934,671
	UOL Group, Ltd.	1,740,600	5,455,880
#	Wheelock Properties (S), Ltd.	605,000	903,238

TOTAL — SINGAPORE			90,758,207

SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
#	Abertis Infraestructuras SA	246,000	8,224,630
#	Acciona SA	55,684	18,900,837
#	Acerinox SA	299,027	8,058,357
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	309,400	7,685,496
#	Banco de Sabadell SA	2,010,647	23,374,586
#	Banco Espanol de Credito SA	206,789	4,633,228
#	Banco Pastor SA	320,162	5,306,177
#	Banco Popular Espanol SA	462,698	8,179,498
	Banco Santander Central Hispano SA	7,329,732	157,030,271
#	Banco Santander SA Sponsored ADR	1,478,200	31,663,044

11

#	Bankinter SA	233,725	4,916,982
	Cementos Portland Valderrivas SA	21,016	2,325,129
#	Ebro Puleva SA	120,322	2,355,843
	Gas Natural SDG SA	242,623	14,940,606
#	Grupo Ferrovial SA	31,604	2,703,319
	Iberia Lineas Aereas de Espana SA	617,500	2,909,511
#	Mapfre SA	732,775	3,344,175
	Repsol YPF SA	1,547,213	57,107,719
	Repsol YPF SA Sponsored ADR	106,500	3,926,655
#	Sociedad General de Aguas de Barcelona SA Class A	121,884	4,914,334
#	Sol Melia SA	157,217	2,623,310

TOTAL — SPAIN			375,123,707

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
#	Electrolux AB Series B	324,100	5,461,051
	Fabege AB	347,960	3,947,439
	Holmen AB Series A	6,300	288,785
#	Holmen AB Series B	155,700	5,997,688
# *	Lundin Petroleum AB	186,224	2,099,552
	NCC AB Series B	59,700	1,248,050
	Nordea Bank AB	4,414,518	74,173,347
	Skandinaviska Enskilda Banken AB Series A	743,500	20,784,325
	Skandinaviska Enskilda Banken AB Series C	9,800	257,998
	SSAB Svenskt Stal AB Series A	301,400	8,273,166
	SSAB Svenskt Stal AB Series B	146,300	3,651,158
	Svenska Cellulosa AB	57,000	1,034,790
	Svenska Cellulosa AB Series B	869,700	15,514,543
	Svenska Handelsbanken AB Series A	762,000	24,232,770
*	Swedbank AB Series A	93,800	3,023,549
	Tele2 AB Series B	490,700	11,199,080
	TeliaSonera AB	3,742,500	35,763,436
	Trelleborg AB Series B	160,600	3,578,401
	Volvo AB Series A	963,000	16,340,501
	Volvo AB Series B	1,329,800	22,653,723

TOTAL — SWEDEN			259,523,352

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
	Baloise-Holding AG	214,760	20,757,575
	Banque Cantonale Vaudoise	12,608	5,925,365
	Ciba Specialty Chemicals AG	146,239	6,620,239
	Compagnie Financiere Richemont AG Series A	1,251,000	85,984,030
	Credit Suisse Group	1,826,488	110,362,858
	Credit Suisse Group Sponsored ADR	591,859	35,700,935
	Givaudan SA	13,960	13,444,594
	Holcim, Ltd.	426,797	45,933,430
	Julius Baer Holdings, Ltd. AG	42,330	3,582,153
	PSP Swiss Property AG	109,600	5,621,874
	St. Galler Kantonalbank	10,146	4,296,539
	Swiss Life Holding	132,137	37,209,538
	Swiss Re	639,545	47,455,334
	Syngenta AG	165,100	40,814,656

12

	Syngenta AG ADR	241,589	11,970,735
	UBS AG	793,947	40,214,452
	Vontobel Holdings AG	10,000	490,748
	Zurich Financial SVCS AG	298,280	86,931,188

TOTAL — SWITZERLAND			603,316,243

UNITED KINGDOM — (21.6%)
COMMON STOCKS — (21.6%)
#	Alliance & Leicester P.L.C.	498,106	7,465,829
	Anglo American P.L.C.	2,642,872	178,080,614
	Arriva P.L.C.	117,699	1,974,557
	Associated British Foods P.L.C.	1,360,994	24,806,937
	Aviva P.L.C.	6,768,276	94,828,273
	BAE Systems P.L.C.	385,198	3,641,512
	Barclays P.L.C. Sponsored ADR	2,210,690	102,487,588
	Barratt Developments P.L.C.	961,338	9,179,505
	Bellway P.L.C.	85,500	1,705,175
#	Bradford & Bingley P.L.C.	1,525,049	9,429,596
*	British Airways P.L.C.	2,585,631	18,122,680
	Cable and Wireless P.L.C.	3,714,187	14,369,894
	Carnival P.L.C.	422,306	18,426,605
	Carnival P.L.C. ADR	40,700	1,783,474
	Compass Group P.L.C.	1,762,701	11,547,949
	DSG International P.L.C.	3,049,878	7,062,458
*	easyJet P.L.C.	1,133,862	13,124,636
	Enterprise Inns P.L.C.	1,212,242	13,258,228
	Friends Provident P.L.C.	4,365,221	14,050,606
	GKN P.L.C.	851,321	5,598,753
	Greene King P.L.C.	210,526	3,541,871
	HBOS P.L.C.	8,458,158	138,674,399
	Henderson Group P.L.C.	192,592	569,052
	HSBC Holdings P.L.C. Sponsored ADR	2,078,943	177,749,626
	International Power P.L.C.	2,525,271	24,235,876
#	Invesco P.L.C.	655,026	8,464,797
	Invesco P.L.C. Sponsored ADR	386,737	10,151,846
	ITV P.L.C.	11,443,244	20,137,756
	Kingfisher P.L.C.	5,401,607	16,910,932
	Ladbrokes P.L.C.	1,212,438	7,671,662
	Legal and General Group P.L.C.	14,714,281	39,224,152
	Marston’s P.L.C.	429,464	2,963,930
	Meggitt P.L.C.	1,403,563	8,974,006
	Mitchells & Butlers P.L.C.	718,888	8,521,928
	Mondi P.L.C.	726,064	5,775,044
	Old Mutual P.L.C.	7,921,058	27,432,786
	Pearson P.L.C.	924,664	14,206,051
	Pearson P.L.C. Sponsored ADR	1,470,609	22,647,379
	Persimmon P.L.C.	1,030,910	16,904,743
	Punch Taverns P.L.C.	592,747	10,004,930
	Resolution P.L.C.	2,746,810	39,957,064
	Rexam P.L.C.	1,372,838	13,732,193
	Royal & Sun Alliance Insurance Group P.L.C.	17,295,699	52,747,937
	Royal Bank of Scotland Group P.L.C.	26,156,342	246,974,005
	Royal Dutch Shell P.L.C. ADR	1,052,345	84,861,101
	Sainsbury (J.) P.L.C.	3,326,622	30,062,238

13

	Schroders P.L.C.	123,678	3,398,709
	Schroders P.L.C. Non-Voting	63,155	1,523,919
	Scottish & Newcastle P.L.C.	2,637,735	40,450,064
	Signet Group P.L.C. Sponsored ADR	5,200	67,392
	Tate & Lyle P.L.C.	32,994	305,566
	Taylor Wimpey P.L.C.	3,248,929	13,741,234
	The Berkeley Group Holdings P.L.C.	228,802	6,629,467
	Tomkins P.L.C. Sponsored ADR	183,500	2,923,155
	Unilever P.L.C. Sponsored ADR	205,200	7,487,748
	Vodafone Group P.L.C.	61,674,811	230,796,469
	Vodafone Group P.L.C. Sponsered ADR	5,845,118	217,730,645
	William Morrison Supermarkets P.L.C.	5,420,007	34,381,790
	WPP Group P.L.C.	1,459,435	18,411,148
	WPP Group P.L.C. Sponsored ADR	24,445	1,546,146
	Xstrata P.L.C.	827,417	58,105,667

TOTAL — UNITED KINGDOM			2,221,541,292

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $32,795,000 FNMA 6.50%, 08/01/36, valued at $29,911,603) to be repurchased at $29,478,903	$29,468	29,468,000

SECURITIES LENDING COLLATERAL — (6.4%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $237,187,054 FNMA 7.000%, 08/01/37, valued at $238,933,798) to be repurchased at $234,339,202	234,249	234,248,821
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,218,550 FNMA, rates ranging from 5.920%(r) to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $177,712,412 FHLMC, rates ranging from 5.000% to 6.5000%, maturities ranging from 11/01/21 to 11/01/37 & FNMA, rates ranging from 4.993%(r) to 6.251%(r), maturities ranging from 07/01/16 to 01/01/37, valued at $166,090,310) to be repurchased at $162,896,464	162,834	162,833,637
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $62,244,609 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 12/01/37, valued at $62,877,930) to be repurchased at $61,664,000	61,640	61,640,217
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $123,598,062 FHLMC, rates ranging from 4.500% to 7.000&, maturities ranging from 09/01/35 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/33 to 10/01/37, valued at $107,101,957) to be repurchased at $105,040,513	105,000	105,000,000
TOTAL SECURITIES LENDING COLLATERAL			663,722,675

TOTAL INVESTMENTS - (100.0%) (Cost $7,565,570,045)			$10,282,299,430

See accompanying Notes to Financial Statements.

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
#	ABILIT Corp.	110,900	$255,840
#	Aeon Fantasy Co., Ltd.	62,032	1,556,885
	Ahresty Corp.	77,200	1,269,257
#	Ai Holdings Corp.	187,600	1,205,840
	Aichi Machine Industry Co., Ltd.	292,000	649,085
	Aigan Co., Ltd.	63,200	406,729
	Aisan Industry Co., Ltd.	191,300	2,398,207
#	Akebono Brake Industry Co., Ltd.	386,000	2,768,373
#	Akindo Sushiro Co., Ltd.	18,400	533,967
#	Alpha Corp.	31,700	591,759
	Alpine Electronics, Inc.	237,300	4,028,660
#	Amiyaki Tei Co., Ltd.	245	575,003
#	Amuse, Inc.	25,000	479,612
#	Anrakutei Co., Ltd.	50,000	330,435
#	AOI Advertising Promotion, Inc.	39,000	228,141
	AOKI Holdings, Inc.	166,900	3,206,595
	Araya Industrial Co., Ltd.	209,000	536,296
#	Arealink Co., Ltd.	3,000	1,277,978
# *	Asahi Tec Corp.	854,000	840,943
	Ashimori Industry Co., Ltd.	182,000	346,960
#	Asti Corp.	50,000	172,573
# *	Atom Corp.	133,200	503,379
	Atsugi Co., Ltd.	719,000	968,362
	Aucnet, Inc.	31,600	564,070
	Autobacs Seven Co., Ltd.	33,400	717,821
#	Avex Group Holdings, Inc.	155,500	2,117,851
*	Banners Co., Ltd.	86,000	27,809
#	Belluna Co., Ltd.	194,060	1,578,461
#	Best Denki Co., Ltd.	280,500	2,180,588
#	Bookoff Corp.	65,000	431,694
#	Calsonic Kansei Corp.	458,000	2,595,259
	Catena Corp.	92,000	187,884
#	Chiyoda Co., Ltd.	145,000	2,446,943
	Chofu Seisakusho Co., Ltd.	127,700	2,092,879
*	Chori Co., Ltd.	597,000	642,497
	Chuo Corp.	81,000	233,662
	Chuo Spring Co., Ltd.	210,000	784,096
	Circle K Sunkus Co., Ltd.	64,100	939,999
#	Clarion Co., Ltd.	933,000	2,027,207
#	Cleanup Corp.	160,000	1,137,256
#	Colowide Co., Ltd.	205,450	952,021
# *	Columbia Music Entertainment, Inc.	477,000	355,348
	Corona Corp.	101,200	1,410,323
	Cross Plus, Inc.	22,000	261,154

1

#	Culture Convenience Club Co., Ltd.	463,900	3,045,607
#	Cybozu, Inc.	1,538	591,269
	D&M Holdings, Inc.	314,000	1,237,719
	Daido Kogyo Co., Ltd.	145,000	406,319
#	Daido Metal Co., Ltd.	147,000	757,762
#	Daidoh, Ltd.	129,000	1,700,854
	Daifuku Co., Ltd.	93,000	1,311,722
#	Daikoku Denki Co., Ltd.	50,700	603,590
#	Daikyo, Inc.	283,236	815,315
	Daimaruenawin Co., Ltd	400	2,439
	Dainichi Co., Ltd.	59,200	507,617
	Daisyo Corp.	74,200	1,025,834
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	81,144
#	Daiwa Seiko, Inc.	444,000	876,420
#	Daiwabo Co., Ltd.	478,000	1,229,089
	DCM Japan Holdings Co., Ltd.	95,800	712,923
#	Descente, Ltd.	270,000	1,422,687
# *	DIA Kensetsu Co., Ltd.	284,800	109,195
#	Don Quijote Co., Ltd.	57,900	1,237,190
#	Doshisha Co., Ltd.	66,600	1,166,105
# *	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,910,808
	Dynic Corp.	127,000	283,770
#	Eagle Industry Co., Ltd.	170,000	2,438,712
# *	Econach Co., Ltd.	177,000	145,250
	Edion Corp.	89,000	1,111,399
	Eikoh, Inc.	41,800	144,867
	Exedy Corp.	126,600	4,375,292
#	Ezaki Glico Co., Ltd.	89,000	932,080
	F&A Aqua Holdings, Inc.	62,238	453,811
	Fine Sinter Co., Ltd.	49,000	195,576
#	Foster Electric Co., Ltd.	84,100	2,453,666
#	France Bed Holdings Co., Ltd.	826,000	1,231,744
#	Fuji Co., Ltd.	120,400	1,968,874
#	Fuji Corp., Ltd.	117,000	452,620
#	Fuji Kiko Co., Ltd.	151,000	347,093
#	Fuji Kyuko Co., Ltd.	378,000	1,430,101
	Fuji Oozx, Inc.	6,000	23,584
# *	Fujibo Holdings, Inc.	332,000	531,204
*	Fujii & Co., Ltd.	44,000	396
	Fujikura Rubber, Ltd.	74,000	384,643
#	Fujita Kanko, Inc.	422,000	3,278,875
	Fujitsu Business Systems, Ltd.	90,900	1,148,761
# *	Fujitsu General, Ltd.	348,000	1,882,171
	Funai Electric Co., Ltd.	10,200	431,242
# *	Furukawa Battery Co., Ltd.	73,000	127,375
	G-7 Holdings, Inc.	29,200	140,341
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	912,152
#	Genki Sushi Co., Ltd.	19,200	222,508
#	GEO Co., Ltd.	762	1,389,639
*	Goldwin, Inc.	175,000	257,752
#	Gourmet Kineya Co., Ltd.	68,000	543,475
# *	GSI Creos Corp.	194,000	189,670
#	Gulliver International Co., Ltd.	36,120	2,707,851
	Gunze, Ltd.	193,000	809,841

2

	Happinet Corp.	37,000	503,752
#	Haruyama Trading Co., Ltd.	49,900	382,996
	Heiwa Corp.	48,100	409,774
	Himaraya Co., Ltd.	38,300	177,541
	HIS Co., Ltd.	118,200	2,295,456
#	Hitachi Powdered Metal Co., Ltd.	97,000	455,559
	Horipro, Inc.	48,200	624,614
	I Metal Technology Co., Ltd.	153,000	319,836
	Ichikawa Co., Ltd.	63,000	224,943
#	Ichikoh Industries, Ltd.	296,000	717,484
#	Image Holdings Co., Ltd.	41,000	160,989
#	Imasen Electric Industrial Co., Ltd.	55,800	912,082
	Imperial Hotel, Ltd.	4,300	203,406
	Impress Holdings, Inc.	1,124	195,389
	Inaba Seisakusho Co., Ltd.	62,400	1,002,229
	Ishizuka Glass Co., Ltd.	109,000	238,898
*	Izuhakone Railway Co., Ltd.	300	14,579
# *	Izutsuya Co., Ltd.	350,000	373,717
# *	J Front Retailing Co., Ltd.	529,077	4,804,380
#	Janome Sewing Machine Co., Ltd.	668,000	656,765
#	Japan Vilene Co., Ltd.	229,000	1,021,305
#	Jeans Mate Corp.	38,208	329,436
	Jidosha Buhin Kogyo Co., Ltd.	67,000	396,414
# *	Joban Kosan Co., Ltd.	226,000	355,754
	Joint Corp.	43,700	1,078,285
#	Joshin Denki Co., Ltd.	201,000	1,647,874
#	Juki Corp.	455,000	3,826,474
	Juntendo Co., Ltd.	35,000	50,164
#	Jyomo Co., Ltd.	186,000	289,252
	Kabuki-Za Co., Ltd.	39,000	1,678,802
#	Kadokawa Holdings, Inc.	94,400	2,859,888
	Kanto Auto Works, Ltd.	243,500	3,298,677
	Kasai Kogyo Co., Ltd.	119,000	367,409
	Kato Sangyo Co., Ltd.	130,700	1,572,764
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	442,197
# *	Kawashima Selkon Textiles Co., Ltd.	289,000	330,122
	Kayaba Industry Co., Ltd.	763,000	4,574,986
	Keihin Corp.	36,200	676,637
#	Keiyo Co., Ltd.	200,400	1,209,936
#	Kentucky Fried Chicken Japan, Ltd.	80,000	1,399,980
#	Kenwood Corp.	1,294,000	1,627,884
#	Kinki Nippon Tourist Co., Ltd.	304,000	628,496
# *	Kinugawa Rubber Industrial Co., Ltd.	203,000	274,251
#	Kisoji Co., Ltd.	89,300	1,722,361
	Koekisha Co., Ltd.	13,600	242,941
#	Kohnan Shoji Co., Ltd.	94,100	1,550,389
#	Kojima Co., Ltd.	130,100	683,318
	Komatsu Seiren Co., Ltd.	148,000	668,278
	Komeri Co., Ltd.	43,700	1,254,743
	Konaka Co., Ltd.	107,760	978,827
# *	Kosugi Sangyo Co., Ltd.	416,000	120,341
	Ku Holdings Co., Ltd.	68,200	261,568
	Kura Corp.	79	176,239
	Kurabo Industries, Ltd.	879,000	2,171,481
	Kuraudia Co., Ltd.	4,800	42,980

3

	Kuroganeya Co., Ltd.	14,000	54,488
	K’s Holdings Corp.	137,572	3,922,106
#	Kyoritsu Maintenance Co., Ltd.	50,960	1,056,360
#	Kyoto Kimono Yuzen Co., Ltd.	572	485,721
	Kyowa Leather Cloth Co., Ltd.	75,400	445,236
# *	Laox Co., Ltd.	206,000	192,149
#	Look, Inc.	102,000	164,371
#	Maezawa Kyuso Industries Co., Ltd.	51,700	912,936
# *	Magara Construction Co., Ltd.	135,000	163,884
# *	Mamiya-Op Co., Ltd.	285,000	275,486
	Marche Corp.	23,000	193,494
#	Mars Engineering Corp.	77,900	1,039,296
	Marubeni Telecom Co., Ltd.	207	145,566
#	Maruei Department Store Co., Ltd.	136,000	406,105
*	Maruishi Holdings Co., Ltd.	214,000	1,926
# *	Maruzen Co., Ltd. (6569583)	329,000	446,274
	Maruzen Co., Ltd. (6573498)	46,000	204,976
#	Matsuya Co., Ltd.	189,000	3,727,680
#	Matsuya Foods Co., Ltd.	66,600	823,807
	Meiwa Industry Co., Ltd.	38,000	102,410
#	Mikuni Corp.	114,000	358,487
# *	Misawa Homes Co., Inc.	128,100	705,479
	Misawa Resort Co., Ltd.	194,000	768,021
	MISUMI Group, Inc.	76,300	1,333,258
	Mitsuba Corp.	155,690	958,209
#	Mitsui Home Co., Ltd.	228,000	999,918
	Miyuki Keori Co., Ltd.	106,000	296,213
	Mizuno Corp.	462,000	2,938,845
#	MOS Food Services, Inc.	113,000	1,523,988
#	MR Max Corp.	127,200	555,149
	Mutow Co., Ltd.	79,400	360,811
# *	Naigai Co., Ltd.	236,000	210,923
#	Nexyz Corp.	3,700	163,313
	Nice Holdings, Inc.	409,000	1,447,364
#	Nichimo Corp.	667,000	406,898
	Nichirei Corp.	369,000	1,538,829
#	Nidec Copal Corp.	202,800	2,871,781
#	Nidec Tosok Corp.	62,600	471,136
#	Nihon Eslead Corp.	53,048	778,260
	Nihon Tokushu Toryo Co., Ltd.	56,000	279,955
#	Nihon Unisys, Ltd.	73,500	1,028,954
	Nikko Travel Co., Ltd.	12,200	51,264
	Nippon Felt Co., Ltd.	69,000	381,287
#	Nippon Piston Ring Co., Ltd.	262,000	440,837
	Nippon Seiki Co., Ltd.	155,000	3,352,133
#	Nishimatsuya Chain Co., Ltd.	228,900	3,224,243
	Nissan Shatai Co., Ltd.	537,000	4,235,617
#	Nissen Holdings Co., Ltd.	213,100	1,356,721
	Nittan Valve Co., Ltd.	85,000	539,463
	Nitto Kako Co., Ltd.	98,000	93,081
	Noritake Co., Ltd.	557,000	2,440,658
#	Noritsu Koki Co., Ltd.	121,100	2,476,173
# *	Omikenshi Co., Ltd.	176,000	113,422
*	Orient Watch Co., Ltd.	12,000	4,428
	Pacific Industrial Co., Ltd.	187,000	863,663

4

#	PanaHome Corp.	546,000	3,732,300
#	Parco Co., Ltd.	285,000	3,786,651
#	Paris Miki, Inc.	191,900	2,530,747
	Piolax, Inc.	45,600	955,165
	Press Kogyo Co., Ltd.	385,000	2,028,585
	Q.P. Corp.	109,900	1,126,106
*	Renown, Inc.	162,800	1,297,498
	Resorttrust, Inc.	178,608	3,764,113
#	Rhythm Watch Co., Ltd.	454,000	608,640
#	Right On Co., Ltd.	103,225	1,231,255
#	Riken Corp.	368,000	2,064,888
#	Ringer Hut Co., Ltd.	76,800	989,050
	Roland Corp.	90,700	2,640,785
#	Round One Corp.	1,227	2,978,597
#	Royal Co., Ltd.	142,000	1,516,355
#	Sagami Chain Co., Ltd.	78,000	808,796
	Sagami Co., Ltd.	80,000	124,219
	Sagami Rubber Industries Co., Ltd.	15,000	45,927
#	Saint Marc Holdings Co., Ltd.	38,300	1,867,623
#	Saizeriya Co., Ltd.	176,900	2,819,889
#	Sakai Ovex Co., Ltd.	205,000	341,431
	Sanden Corp.	499,000	2,704,617
#	Sanei-International Co., Ltd.	61,800	1,390,153
	Sankyo Seiko Co., Ltd.	209,000	530,558
#	Sanoh Industrial Co., Ltd.	118,000	952,719
#	Sanrio Co., Ltd.	291,900	2,582,387
*	Sansui Electric Co., Ltd.	4,135,000	298,561
	Sanyo Housing Nagoya Co., Ltd.	363	441,634
#	Sanyo Shokai, Ltd.	474,000	3,735,687
#	Seiko Holdings Corp.	401,407	1,914,775
#	Seiren Co., Ltd.	221,000	1,843,199
	Senshukai Co., Ltd.	164,000	1,672,993
	Shikibo, Ltd.	421,000	493,546
	Shimachu Co., Ltd.	44,900	1,334,284
	Shinyei Kaisha	96,000	197,966
#	Shiroki Co., Ltd.	310,000	895,927
#	Shobunsha Publications, Inc.	53,500	459,385
#	Shochiku Co., Ltd.	449,000	3,399,733
	Showa Corp.	254,100	2,160,395
# *	Silver Seiko, Ltd.	1,091,000	386,366
	SKY Perfect JSAT Corp.	4,196	1,781,700
	SNT Corp.	96,300	635,337
*	Sofmap Co., Ltd.	43,100	138,498
	Soft99 Corp.	73,400	503,350
# *	Solid Group Holdings Co., Ltd.	710,600	242,510
	Sotoh Co., Ltd.	51,000	557,510
	SPK Corp.	16,800	226,324
#	Suminoe Textile Co., Ltd.	267,000	658,349
	Sumitomo Forestry Co., Ltd.	11,666	84,427
	Suzutan Co., Ltd.	26,200	81,107
# *	SxL Corp.	493,000	316,519
	Tachikawa Corp.	50,800	339,661
#	Tachi-S Co., Ltd.	122,640	942,220
	Takamatsu Corp.	135,500	2,008,654
#	Taka-Q Co., Ltd.	73,500	151,230

5

#	TAKE AND GIVE. NEEDS Co., Ltd.	1,213	179,387
#	Tasaki Shinju Co., Ltd.	116,000	453,854
	Taya Co., Ltd.	5,000	37,626
	TBK Co., Ltd.	90,000	537,259
	TDF Corp.	27,000	72,612
#	Tecmo, Ltd.	79,800	1,079,704
#	Teikoku Piston Ring Co., Ltd.	111,000	1,158,515
	Teikoku Sen-I Co., Ltd.	80,000	305,426
	Telepark Corp.	146	178,405
# *	Ten Allied Co., Ltd.	50,000	170,013
	Tenma Corp.	111,000	1,969,335
#	The Japan General Estate Co., Ltd.	121,900	2,077,557
	The Japan Wool Textile Co., Ltd.	316,000	2,539,912
	Tigers Polymer Corp.	59,000	296,548
	Toabo Corp.	219,000	202,108
	Toei Co., Ltd.	438,000	2,781,528
# *	Tohoku Misawa Homes Co., Ltd.	37,500	124,209
*	Tokai Kanko Co., Ltd.	398,999	225,503
	Tokai Senko K.K., Nagoya	102,000	133,129
# *	Tokyo Dome Corp.	671,000	3,646,612
	Tokyo Kaikan Co., Ltd.	12,000	70,004
	Tokyo Soir Co., Ltd.	49,000	145,289
#	Tokyo Style Co., Ltd.	354,000	3,766,509
#	Tokyotokeiba Co., Ltd.	971,000	2,432,450
#	Tokyu Recreation Co., Ltd.	77,000	480,214
#	Tomy Co., Ltd.	321,793	2,342,411
# *	Tonichi Carlife Group, Inc.	108,000	152,644
	Toppan Forms Co., Ltd.	90,700	874,393
	Topre Corp.	185,000	1,972,305
*	Tosco Co., Ltd.	81,000	278,632
	Totenko Co., Ltd.	57,000	123,113
#	Touei Housing Corp.	92,440	854,837
	Toyo Radiator Co., Ltd.	260,000	1,699,106
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,810,498
	Toyobo Co., Ltd.	123,000	262,125
#	Tsukamoto Co., Ltd.	67,000	101,336
	Tsutsumi Jewelry Co., Ltd.	69,300	1,427,256
#	Unitika, Ltd.	1,673,000	2,064,258
#	U-Shin, Ltd.	97,000	496,710
*	Verite Co., Ltd.	24,000	35,333
# *	Victor Co. of Japan, Ltd.	403,000	838,232
	Watabe Wedding Corp.	29,500	391,241
#	Watami Food Service Co., Ltd.	144,800	2,379,077
	Wondertable, Ltd.	97,000	116,457
#	Xebio Co., Ltd.	35,800	1,155,098
#	Yamatane Corp.	338,000	373,541
	Yamato International, Inc.	43,000	272,130
	Yellow Hat, Ltd., Tokyo	75,600	501,759
	Yokohama Reito Co., Ltd.	179,000	1,391,987
#	Yomiuri Land Co., Ltd.	276,000	1,065,303
	Yonex Co., Ltd.	41,000	251,889
#	Yorozu Corp.	75,400	1,117,277
	Yoshimoto Kogyo Co., Ltd.	120,000	1,664,827
#	Yoshinoya Holdings Co., Ltd.	2,227	3,764,834
#	Zenrin Co., Ltd.	134,000	4,251,629

6

#	Zensho Co., Ltd.	381,800	3,795,929
Total Consumer Discretionary			349,542,314

Consumer Staples — (7.2%)
#	Aderans Holdings Co., Ltd.	146,350	2,326,226
*	Aeon Hokkaido Corp.	58,800	180,356
	Ahjikan Co., Ltd.	10,500	80,684
#	Ariake Japan Co., Ltd.	116,800	2,312,867
#	Asahi Soft Drinks Co., Ltd.	186,500	3,570,155
	Cawachi, Ltd.	83,400	2,234,083
	CFS Corp.	90,500	419,480
#	Chubu Shiryo Co., Ltd.	91,000	905,055
	Chuo Gyorui Co., Ltd.	93,000	227,713
	Coca-Cola Central Japan Co., Ltd.	311	2,357,240
	CVS Bay Area, Inc.	55,000	91,767
#	DyDo Drinco, Inc.	57,200	2,295,755
	Echo Trading Co., Ltd.	11,000	100,979
	Ensuiko Sugar Refining Co., Ltd.	103,000	199,056
#	Fancl Corp.	244,600	2,993,789
# *	First Baking Co., Ltd.	140,000	180,245
	Fuji Oil Co., Ltd.	304,700	2,353,701
	Fujicco Co., Ltd.	121,600	1,318,690
# *	Fujiya Co., Ltd.	564,000	884,400
	Hagoromo Foods Corp.	41,000	357,703
	Harashin Narus Holdings Co., Ltd.	63,100	656,069
# *	Hayashikane Sangyo Co., Ltd.	267,000	256,169
	Heiwado Co., Ltd.	209,000	3,789,929
# *	Hohsui Corp.	120,000	158,192
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	550,943
#	Hokuto Corp.	113,300	1,838,347
#	Inageya Co., Ltd.	179,000	1,473,450
	Itochu-Shokuhin Co., Ltd.	44,300	1,230,806
	Itoham Foods, Inc.	729,000	2,988,403
	Izumiya Co., Ltd.	300,000	1,637,630
	J-Oil Mills, Inc.	563,000	1,709,912
	Kameda Seika Co., Ltd.	71,800	1,009,796
	Kasumi Co., Ltd.	216,000	1,188,133
#	Katokichi Co., Ltd.	549,300	3,495,737
#	Key Coffee, Inc.	78,700	1,072,270
#	Kibun Food Chemifa Co., Ltd.	95,000	869,908
	Kirindo Co., Ltd.	22,800	162,779
	Kyodo Shiryo Co., Ltd.	313,000	395,933
#	Kyokuyo Co., Ltd.	380,000	689,485
#	Life Corp.	188,900	2,554,547
	Lion Corp.	306,000	1,460,143
	Mandom Corp.	84,400	2,230,645
	Marudai Food Co., Ltd.	454,000	1,048,944
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,255,265
	Maruya Co., Ltd.	14,000	34,512
# *	Matsumotokiyoshi Holdings Co., Ltd.	37,400	742,177
	Maxvalu Tohok Co., Ltd.	18,200	165,581
	Maxvalu Tokai Co., Ltd.	61,000	922,428
	Meiji Dairies Corp.	31,000	156,353
#	Meito Sangyo Co., Ltd.	79,900	1,550,547
	Mercian Corp.	424,000	924,460

7

	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,144,204
#	Milbon Co., Ltd.	43,940	1,274,822
	Ministop Co., Ltd.	100,000	1,807,707
	Mitsui Sugar Co., Ltd.	477,850	2,078,746
	Miyoshi Oil & Fat Co., Ltd.	246,000	378,618
#	Morinaga & Co., Ltd.	933,000	2,029,134
	Morinaga Milk Industry Co., Ltd.	875,000	2,486,068
	Morishita Jinton Co., Ltd.	47,800	127,525
	Morozoff, Ltd.	110,000	351,586
#	Nagatanien Co., Ltd.	121,000	926,814
#	Nakamuraya Co., Ltd.	208,000	976,237
#	Nichimo Co., Ltd.	112,000	178,587
#	Nihon Chouzai Co., Ltd.	23,000	416,557
	Niitaka Co., Ltd.	7,260	54,804
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,152,252
	Nippon Flour Mills Co., Ltd.	620,000	2,322,482
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	302,623
	Nippon Suisan Kaisha, Ltd.	241,000	1,301,378
	Nissin Sugar Manufacturing Co., Ltd.	152,000	299,682
	Nitto Flour Milling Co., Ltd.	64,000	197,942
#	Oenon Holdings, Inc.	201,000	471,268
	Oie Sangyo Co., Ltd.	20,900	154,004
	Okuwa Co., Ltd.	156,000	2,165,083
	Olympic Corp.	66,700	463,465
	Oriental Yeast Co., Ltd.	103,000	523,611
	Pietro Co., Ltd.	10,300	90,567
#	Pigeon Corp.	69,600	1,205,706
	Poplar Co., Ltd.	25,760	177,322
*	Prima Meat Packers, Ltd.	724,000	766,538
	Riken Vitamin Co., Ltd.	81,400	2,274,407
	Rock Field Co., Ltd.	42,100	638,123
#	Ryoshoku, Ltd.	157,300	3,265,397
	S Foods, Inc.	103,500	885,512
#	Sakata Seed Corp.	175,600	2,421,293
	Seijo Corp.	33,600	670,936
# *	Seiyu, Ltd.	1,479,000	1,860,249
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	957,981
	Shoei Foods Corp.	44,000	201,690
#	Showa Sangyo Co., Ltd.	620,000	1,531,429
#	Snow Brand Milk Products Co., Ltd.	924,500	3,090,391
	Snow Brand Seed Co., Ltd.	30,000	105,394
	Sogo Medical Co., Ltd.	23,500	686,830
	Sonton Food Industry Co., Ltd.	43,000	355,076
#	Sotetsu Rosen Co., Ltd.	70,000	279,317
#	Starzen Corp.	286,000	671,719
	Sugi Pharmacy Co., Ltd.	124,700	3,729,574
#	T.Hasegawa Co., Ltd.	142,700	2,314,849
#	Takara Holdings, Inc.	365,000	2,265,901
# *	The Maruetsu, Inc.	428,000	3,059,603
	The Nisshin Oillio Group, Ltd.	601,000	2,308,513
	Three F Co., Ltd.	17,700	116,967
#	Tobu Store Co., Ltd.	220,000	866,074
	Toho Co., Ltd.	162,000	554,930
#	Tohto Suisan Co., Ltd.	120,000	223,319
#	Tokyu Store Chain Corp.	240,000	1,083,495

8

	Torigoe Co., Ltd.	80,000	540,450
*	Toyo Sugar Refining Co., Ltd.	157,000	186,513
	Tsukiji Uoichiba Co., Ltd.	57,000	95,363
	Tsuruha Holdings, Inc.	46,400	1,590,333
	U. Store Co., Ltd.	63,600	472,127
	Unicafe, Inc.	14,260	196,185
#	Unicharm Petcare Corp.	50,000	2,347,784
	Unimat Offisco Corp.	87,400	1,049,365
#	Valor Co., Ltd.	178,400	2,412,381
	Warabeya Nichiyo Co., Ltd.	52,760	764,370
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	452,282
#	Yaoko Co., Ltd.	70,900	2,102,055
#	Yomeishu Seizo Co., Ltd.	102,000	1,059,126
	Yonekyu Corp.	100,500	984,174
	Yuasa Funashoku Co., Ltd.	112,000	282,800
	Yukiguni Maitake Co., Ltd.	77,180	267,999
	Yutaka Foods Corp.	6,000	76,026
Total Consumer Staples			142,733,071

Energy — (1.1%)
#	AOC Holdings, Inc.	121,800	1,976,391
#	BP Castrol K.K.	69,800	237,516
# *	Fuji Kosan Co., Ltd.	264,000	342,659
	Itochu Enex Co., Ltd.	330,300	2,433,776
	Japan Oil Transportation Co., Ltd.	79,000	169,168
	Kanto Natural Gas Development Co., Ltd.	202,000	1,227,684
#	Kyoei Tanker Co., Ltd.	115,000	461,612
	Mitsuuroko Co., Ltd.	234,200	1,615,216
#	Modec, Inc.	130,400	4,353,284
#	Nippon Gas Co., Ltd.	153,000	1,101,769
	Nippon Seiro Co., Ltd.	64,000	276,271
#	Sala Corp.	121,000	610,823
	San-Ai Oil Co., Ltd.	266,000	1,037,255
	Shinko Plantech Co., Ltd.	159,000	2,555,601
	Sinanen Co., Ltd.	266,000	1,295,300
#	Toa Oil Co., Ltd.	369,000	567,308
#	Toyo Kanetsu K.K.	478,000	1,380,078
Total Energy			21,641,711

Financials — (7.1%)
#	Azel Corp.	214,000	605,770
#	Bank of the Ryukyus, Ltd.	125,080	1,727,717
#	Central Finance Co., Ltd.	341,000	740,934
#	Century Leasing System, Inc.	186,200	1,651,063
#	Cosmo Securities Co., Ltd.	1,419,000	1,833,528
# *	Creed Corp.	120	304,930
#	Daiko Clearing Services Corp.	51,000	369,256
	Fukushima Bank, Ltd.	790,000	806,085
#	Fuyo General Lease Co., Ltd.	108,000	3,203,472
#	Gro-BeLS Co., Ltd.	177,000	288,974
	Higashi-Nippon Bank, Ltd.	643,000	2,313,834
#	Ichiyoshi Securities Co., Ltd.	165,000	1,823,472
*	Kakuei (L.) Corp.	100,000	900
	Keihanshin Real Estate Co., Ltd.	144,000	732,895
*	Kenedix, Inc.	601	1,146,582

9

	Kirayaka Holdings, Inc.	98,000	139,939
	Kiyo Holdings, Inc.	2,247,000	3,779,063
#	Kobayashi Yoko Co., Ltd.	30,400	208,182
#	Kosei Securities Co., Ltd.	295,000	402,660
#	Marusan Securities Co., Ltd.	263,000	2,646,967
#	Meiwa Estate Co., Ltd.	89,300	955,671
	Mito Securities Co., Ltd.	278,000	1,155,552
	Mitsubishi UFJ Financial Group, Inc.	890	8,789
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,071
*	NIS Group Co., Ltd.	100,425	302,344
#	Nisshin Fudosan Co., Ltd.	81,100	647,168
#	Okasan Holdings, Inc.	187,000	1,197,833
#	OMC Card, Inc.	136,100	551,094
	Ricoh Leasing Co., Ltd.	107,900	2,529,789
# *	RISA Partners, Inc.	286	726,858
	Sankei Building Co., Ltd.	235,000	2,224,445
# *	Seven Seas Holdings Co., Ltd.	194,000	126,479
	Shikoku Bank, Ltd.	762,000	3,130,351
#	Shimizu Bank, Ltd.	32,900	1,429,014
# *	Shinki Co., Ltd.	217,500	209,610
	Suruga Corp.	134,600	2,559,661
#	Tachihi Enterprise Co., Ltd.	42,650	2,538,824
	Takagi Securities Co., Ltd.	208,000	610,808
	The Aichi Bank, Ltd.	35,000	3,098,044
	The Akita Bank, Ltd.	701,000	3,537,129
	The Aomori Bank, Ltd.	627,000	2,590,302
	The Awa Bank, Ltd.	271,000	1,627,868
#	The Bank of Ikeda, Ltd.	70,300	2,846,081
#	The Bank of Iwate, Ltd.	66,500	4,230,096
	The Bank of Nagoya, Ltd.	193,297	1,236,615
	The Bank of Okinawa, Ltd.	76,500	2,977,934
	The Bank of Saga, Ltd.	599,000	2,158,786
# *	The Chiba Kogyo Bank, Ltd.	174,200	2,482,351
	The Chukyo Bank, Ltd.	751,000	2,323,025
	The Daisan Bank, Ltd.	637,000	2,177,504
	The Daito Bank, Ltd.	481,000	504,441
	The Ehime Bank, Ltd.	609,000	2,300,839
	The Eighteenth Bank, Ltd.	630,000	2,274,761
	The Fukui Bank, Ltd.	864,000	2,813,570
	The Hokkoku Bank, Ltd.	232,000	1,191,738
	The Hokuetsu Bank, Ltd.	898,000	2,188,987
	The Hyakugo Bank, Ltd.	74,000	436,916
	The Kagawa Bank, Ltd.	276,350	1,518,345
	The Kagoshima Bank, Ltd.	198,500	1,425,813
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,332,388
	The Kita-Nippon Bank, Ltd.	30,506	1,239,078
	The Michinoku Bank, Ltd.	538,000	1,731,110
	The Minato Bank, Ltd.	1,470,000	3,390,016
	The Miyazaki Bank, Ltd.	507,000	2,149,011
	The Nagano Bank, Ltd.	322,000	863,951
	The Nanto Bank, Ltd.	284,000	1,634,657
	The Ogaki Kyoritsu Bank, Ltd.	195,000	1,149,358
	The Oita Bank, Ltd.	517,000	3,114,420
	The San-in Godo Bank, Ltd.	178,000	1,628,551

10

#	TOC Co., Ltd.	443,950	3,797,521
	Tochigi Bank, Ltd.	396,000	2,368,208
	Toho Bank, Ltd.	799,000	3,337,727
#	Toho Real Estate Co., Ltd.	195,000	1,494,013
	Tohoku Bank, Ltd.	340,000	609,701
	Tokai Tokyo Securities Co., Ltd.	190,000	920,893
	Tokushima Bank, Ltd.	274,200	1,740,637
#	Tokyo Rakutenchi Co., Ltd.	227,000	843,506
#	Tokyo Theatres Co., Inc.	307,000	645,997
	Tokyo Tomin Bank, Ltd.	34,100	1,226,591
	Tokyu Community Corp.	49,400	1,270,827
#	Tokyu Livable, Inc.	132,300	1,876,059
	Tomato Bank, Ltd.	407,000	891,002
#	Tottori Bank, Ltd.	336,000	932,987
# *	Towa Bank, Ltd.	833,000	1,004,810
#	Towa Real Estate Development Co., Ltd.	371,000	825,599
#	Toyo Securities Co., Ltd.	315,000	1,523,025
	Yamagata Bank, Ltd.	615,000	3,564,883
	Yamanashi Chuo Bank, Ltd.	188,000	1,181,334
	Yuraku Real Estate Co., Ltd.	212,000	756,046
Total Financials			140,616,635

Health Care — (3.4%)
	Aloka Co., Ltd.	104,000	1,461,875
	As One Corp.	64,880	1,692,028
	ASKA Pharmaceutical Co., Ltd.	103,000	916,156
	Create Medic Co., Ltd.	28,000	260,862
	Eiken Chemical Co., Ltd.	81,000	693,356
	FALCO biosystems, Ltd.	35,200	255,603
#	Fuso Pharmaceutical Industries, Ltd.	330,000	904,001
*	Green Hospital Supply, Inc.	624	649,444
	Hitachi Medical Corp.	138,000	1,190,153
	Hogy Medical Co., Ltd.	56,000	2,549,329
	Iwaki & Co., Ltd.	55,000	122,359
# *	Japan Medical Dynamic Marketing, Inc.	44,900	139,219
#	Jeol, Ltd.	275,000	1,249,858
	JMS Co., Ltd.	129,000	309,371
	Kaken Pharmaceutical Co., Ltd.	397,000	2,730,724
	Kawamoto Corp.	4,000	15,098
	Kawanishi Holdings, Ltd.	7,400	80,311
	Kawasumi Laboratories, Inc.	45,000	286,765
	Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,244,456
	Kyorin Co., Ltd.	203,000	2,379,225
	Miraca Holdings, Inc.	156,000	3,800,167
	Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842
#	Nichii Gakkan Co.	124,500	1,786,112
	Nihon Kohden Corp.	159,000	3,797,463
#	Nikkiso Co., Ltd.	243,000	2,065,391
#	Nippon Chemiphar Co., Ltd.	119,000	584,865
	Nippon Kayaku Co., Ltd.	137,000	1,118,206
	Nippon Shinyaku Co., Ltd.	243,000	2,414,720
#	Nipro Corp.	211,000	4,080,891
	Nissui Pharmaceutical Co., Ltd.	67,800	494,326
#	Paramount Bed Co., Ltd.	109,400	1,609,325

11

	Rion Co., Ltd.	5,000	32,382
	Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017
	Seikagaku Corp.	203,900	2,393,258
#	SSP Co., Ltd.	436,000	2,163,282
#	Sundrug Co., Ltd.	44,600	1,102,338
	Torii Pharmaceutical Co., Ltd.	98,900	1,711,744
#	Towa Pharmaceutical Co., Ltd.	57,800	2,627,193
# *	Toyama Chemicals Co., Ltd.	140,000	918,313
	Tsumura & Co.	53,500	1,128,229
	Vital-Net, Inc.	146,300	897,959
	Wakamoto Pharmaceutical Co., Ltd.	102,000	383,567
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,488,057
Total Health Care			68,836,426

Industrials — (20.7%)
#	A&A Material Corp.	235,000	279,664
#	Advan Co., Ltd.	102,100	861,843
	ADVANEX, Inc.	121,000	169,770
#	Aeon Delight Co., Ltd.	142,800	2,972,977
	Aica Kogyo Co., Ltd.	243,000	2,317,666
#	Aichi Corp.	267,800	3,001,531
	Aida Engineering, Ltd.	273,000	1,638,142
	Airport Facilities Co., Ltd.	190,970	1,274,636
	Airtech Japan, Ltd.	26,700	188,623
	Alps Logistics Co., Ltd.	53,900	512,405
# *	Altech Co., Ltd.	23,000	78,958
#	Altech Corp.	38,150	531,453
#	Amano Corp.	283,000	3,320,493
	Ando Corp.	264,000	417,355
#	Anest Iwata Corp.	152,000	675,489
#	ART Corp.	38,000	1,021,044
	Asahi Diamond Industrial Co., Ltd.	251,000	1,881,555
	Asahi Kogyosha Co., Ltd.	101,000	339,428
	Asahi Pretec Corp.	126,550	3,624,512
	Asanuma Corp.	234,000	370,590
	Asia Air Survey Co., Ltd.	32,000	121,286
	Asunaro Aoki Construction Co., Ltd.	171,000	1,108,340
	Ataka Construction & Engineering Co., Ltd.	60,000	158,701
	Bando Chemical Industries, Ltd.	349,000	1,561,566
	Biken Techno Corp.	14,100	63,617
	Bunka Shutter Co., Ltd.	245,000	1,015,855
	Central Glass Co., Ltd.	617,000	2,282,781
#	Central Security Patrols Co., Ltd.	45,800	416,972
#	Chudenko Corp.	220,000	4,188,948
#	Chugai Ro Co., Ltd.	335,000	1,178,600
#	Chuo Denki Kogyo Co., Ltd.	92,000	952,364
#	CKD Corp.	236,000	1,813,360
	Commuture Corp.	157,202	896,565
#	Cosel Co., Ltd.	147,100	2,027,111
	CTI Engineering Co., Ltd.	45,100	312,250
	Dai-Dan Co., Ltd.	160,000	774,769
	Daihen Corp.	471,000	2,658,533
	Daiho Corp.	202,000	266,471
#	Daiichi Jitsugyo Co., Ltd.	198,000	919,968
	Daimei Telecom Engineering Corp.	143,000	1,117,224

12

#	Daiseki Co., Ltd.	140,712	4,739,952
*	Daisue Construction Co., Ltd.	316,500	196,892
#	Daiwa Industries, Ltd.	173,000	1,042,235
	Danto Holdings Corp.	92,000	212,107
	Denyo Co., Ltd.	93,000	918,877
	DMW Corp.	4,800	97,964
# *	Dream Incubator, Inc.	168	229,486
# *	Eneserve Corp.	110,900	472,416
#	Enshu, Ltd.	215,000	305,834
	Freesia Macross Corp.	1,355,000	330,666
#	Fudo Tetra Corp.	619,800	759,116
# *	Fujisash Co., Ltd.	106,300	114,964
#	Fujita Corp.	115,010	344,690
	Fujitec Co., Ltd.	312,000	1,808,274
	Fukuda Corp.	136,000	493,877
	Fukusima Industries Corp.	30,500	269,021
#	Fukuyama Transporting Co., Ltd.	959,000	4,053,545
	Funai Consulting, Co., Ltd.	102,000	671,273
#	Furukawa Co., Ltd.	1,428,000	3,176,772
	Furusato Industries, Ltd.	52,000	534,945
	Futaba Corp.	163,800	3,416,379
	Gecoss Corp.	116,700	641,550
#	GS Yuasa Corp.	1,282,000	2,749,077
#	Hakuyosha Co., Ltd.	88,000	260,074
#	Hamai Co., Ltd.	97,000	180,471
	Hanwa Co., Ltd.	745,000	3,551,057
	Hazama Corp.	293,600	326,543
	Hibiya Engineering, Ltd.	133,000	1,078,689
	Hitachi Metals Techno, Ltd.	57,500	290,217
#	Hitachi Plant Technologies, Ltd.	681,570	2,969,697
#	Hitachi Tool Engineering, Ltd.	96,500	1,138,957
	Hitachi Transport System, Ltd.	358,000	4,122,942
*	Hitachi Zosen Corp.	602,000	909,144
	Hokuetsu Industries Co., Ltd.	96,000	387,901
	Hokuriku Electrical Construction Co., Ltd.	56,000	160,701
#	Hosokawa Micron Corp.	147,000	1,237,982
#	Howa Machinery, Ltd.	389,000	349,471
	IBJ Leasing Co., Ltd.	127,800	2,204,918
	Ichiken Co., Ltd.	105,000	280,129
#	Ichinen Co., Ltd.	73,000	389,968
#	Idec Corp.	135,500	1,567,392
	Iino Kaiun Kaisha, Ltd.	355,000	4,160,081
	i-Logistics Corp.	91,000	187,119
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,301,638
	Inabata and Co., Ltd.	226,000	1,303,644
# *	Inoue Kogyo Co., Ltd.	425,000	364,475
#	Inui Steamship Co., Ltd.	83,000	1,738,163
# *	Iseki & Co., Ltd.	779,000	1,334,398
# *	Ishikawa Seisakusho, Ltd.	154,000	126,290
*	Ishikawajima Construction Materials Co., Ltd.	43,000	67,656
	Ishikawajima Transport Machinery Co., Ltd.	73,000	320,873
#	Itoki Corp.	179,000	1,289,681
	Iwasaki Electric Co., Ltd.	266,000	581,048
#	Iwatani International Corp.	870,000	2,755,797
# *	J Bridge Corp.	276,000	130,212

13

#	Jalux, Inc.	44,400	809,287
#	Jamco Corp.	84,000	724,368
# *	Japan Bridge Corp.	44,350	92,500
#	Japan Cash Machine Co., Ltd.	102,115	797,138
	Japan Foundation Engineering Co., Ltd.	95,600	253,813
#	Japan Kenzai Co., Ltd.	95,940	460,887
	Japan Pulp & Paper Co., Ltd.	514,000	1,899,014
*	Japan Servo Co., Ltd.	80,000	640,475
	Japan Steel Tower Co., Ltd.	44,000	250,289
#	Japan Transcity Corp.	236,000	1,116,855
	K.R.S. Corp.	39,200	378,850
#	Kamagai Gumi Co., Ltd.	532,800	665,438
	Kamei Corp.	121,000	593,797
	Kanaden Corp.	121,000	737,738
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	959,628
	Kanamoto Co., Ltd.	114,000	829,448
#	Kandenko Co., Ltd.	164,000	1,031,978
*	Kanematsu Corp.	1,481,625	2,457,071
# *	Kanematsu-NNK Corp.	125,000	135,152
#	Katakura Industries Co., Ltd.	119,000	2,071,949
	Kato Works Co., Ltd.	202,000	882,742
# *	Kawada Industries, Inc.	158,000	300,210
	Kawagishi Bridge Works Co., Ltd.	38,000	119,519
	Kawaguchi Metal Industries Co., Ltd.	11,000	36,614
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	482,016
# *	Kimmon Manufacturing Co., Ltd.	180,000	225,738
# *	Kimura Chemical Plants Co., Ltd.	61,000	614,066
#	Kinki Sharyo Co., Ltd.	212,000	690,679
#	Kinsho Corp.	91,000	359,416
	Kintetsu World Express, Inc.	120,000	4,556,939
	Kioritz Corp.	239,000	605,483
#	Kitagawa Iron Works Co., Ltd.	344,000	675,074
#	Kitano Construction Corp.	258,000	525,947
	Kitazawa Sangyo Co., Ltd.	57,000	176,570
	Kitz Corp.	420,000	2,589,070
	Koike Sanso Kogyo Co., Ltd.	155,000	1,230,744
	Koito Industries, Ltd.	102,000	349,828
# *	KOKUSAI KOGYO Holdings Co., Ltd.	129,000	498,052
#	Kokuyo Co., Ltd.	126,325	1,131,479
#	Komai Tekko, Inc.	109,000	189,395
	Komatsu Wall Industry Co., Ltd.	33,700	456,386
	Kondotec, Inc.	40,500	291,350
#	Kosaido Co., Ltd.	79,000	628,753
	Kuroda Electric Co., Ltd.	112,900	1,822,871
	Kyodo Printing Co., Ltd.	311,000	854,989
#	Kyoei Sangyo Co., Ltd.	97,000	317,218
#	Kyokuto Boeki Kaisha, Ltd.	82,000	270,079
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,131,066
	Kyosan Electric Manufacturing Co., Ltd.	218,000	769,932
	Kyowa Exeo Corp.	354,000	2,700,837
	Kyudenko Corp.	281,000	1,553,047
# *	Link Consulting Associates - Japan Corp.	63,500	92,138
# *	Lonseal Corp.	127,000	120,201
#	Maeda Corp.	641,000	2,137,772
	Maeda Road Construction Co., Ltd.	327,000	2,700,281

14

	Maezawa Industries, Inc.	59,300	181,686
#	Maezawa Kaisei Industries Co., Ltd.	54,700	668,530
	Makino Milling Machine Co., Ltd.	90,000	677,112
	Marubeni Construction Material Lease Co., Ltd.	78,000	140,531
	Maruka Machinery Co., Ltd.	28,100	253,533
	Maruwn Corp.	66,000	189,498
#	Maruyama Manufacturing Co., Inc.	150,000	401,569
	Maruzen Showa Unyu Co., Ltd.	335,000	1,160,680
#	Matsuda Sangyo Co., Ltd.	90,530	2,537,665
	Matsui Construction Co., Ltd.	98,600	417,695
*	Matsuo Bridge Co., Ltd.	72,000	77,183
	Max Co., Ltd.	188,000	2,195,535
#	Meidensha Corp.	785,050	2,207,553
*	Meiji Machine Co., Ltd.	213,000	96,156
#	Meiji Shipping Co., Ltd.	109,000	702,930
	Meisei Industrial Co., Ltd.	29,000	87,181
#	Meitec Corp.	138,800	4,655,867
	Meito Transportation Co., Ltd.	22,000	173,285
# *	Meiwa Trading Co., Ltd.	140,000	388,661
	Mitani Corp.	54,000	529,776
#	Mitsubishi Cable Industries, Ltd.	736,000	1,068,231
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	903,350
#	Mitsubishi Pencil Co., Ltd.	121,500	1,811,201
#	Mitsuboshi Belting, Ltd.	281,000	1,433,136
#	Mitsui Matsushima Co., Ltd.	347,000	880,802
#	Mitsui-Soko Co., Ltd.	487,000	2,762,365
	Mitsumura Printing Co., Ltd.	95,000	348,293
#	Miura Co., Ltd.	148,600	3,599,491
	Miura Printing Corp.	19,000	49,964
*	Miyairi Valve Manufacturing Co., Ltd.	43,000	58,557
# *	Miyaji Engineering Group	203,000	221,460
# *	Miyakoshi Corp.	48,400	608,038
*	Mori Denki Mfg. Co., Ltd.	628,000	67,478
	Morita Corp.	163,000	880,117
	Moshi Moshi Hotline, Inc.	61,350	3,316,898
	Mystar Engineering Corp.	15,600	73,829
	NAC Co., Ltd.	28,900	223,255
	Nachi-Fujikoshi Corp.	604,000	2,559,948
	Naikai Zosen Corp.	75,000	372,847
#	Nakano Corp.	103,000	311,107
#	Narasaki Sangyo Co., Ltd.	68,000	97,446
	NEC Leasing, Ltd.	72,600	1,144,604
#	NEC System Integration & Construction, Ltd.	172,100	2,049,297
	New Tachikawa Aircraft Co., Ltd.	10,100	345,415
#	Nichias Corp.	435,000	1,473,690
	Nichiban Co., Ltd.	125,000	371,971
#	Nichiha Corp.	126,180	832,063
	Nihon Spindle Manufacturing Co., Ltd.	115,000	330,689
	Nikko Co., Ltd.	127,000	300,308
	Nippei Toyama Corp.	173,000	1,434,112
#	Nippo Corp.	409,000	2,934,005
#	Nippon Carbon Co., Ltd.	406,000	2,118,633
# *	Nippon Conveyor Co., Ltd.	168,000	147,058
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,613,347
	Nippon Denwa Shisetu Co., Ltd.	208,000	574,155

15

	Nippon Filcon Co., Ltd.	75,000	475,077
	Nippon Hume Corp.	91,000	300,191
	Nippon Jogesuido Sekkei Co., Ltd.	289	282,709
#	Nippon Kanzai Co., Ltd.	71,000	2,050,888
	Nippon Koei Co., Ltd., Tokyo	279,000	779,122
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,397,805
#	Nippon Parking Development Co., Ltd.	10,609	534,136
	Nippon Seisen Co., Ltd.	95,000	474,021
#	Nippon Sharyo, Ltd.	506,000	945,945
#	Nippon Shindo Co., Ltd.	50,000	106,377
	Nippon Signal Co., Ltd.	216,000	1,172,749
	Nippon Steel Trading Co., Ltd.	399,000	1,156,833
	Nippon Thompson Co., Ltd.	262,000	1,953,718
	Nippon Tungsten Co., Ltd.	82,000	189,378
	Nippon Yusoki Co., Ltd.	141,000	523,137
#	Nishimatsu Construction Co., Ltd.	979,000	2,767,364
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,242,093
	Nishishiba Electric Co., Ltd.	101,000	274,243
#	Nissei Corp.	107,400	1,174,822
	Nissei Plastic Industrial Co., Ltd.	68,000	300,861
#	Nissha Printing Co., Ltd.	108,200	3,943,441
	Nissin Corp.	351,000	1,159,687
	Nitchitsu Co., Ltd.	60,000	267,915
	Nitta Corp.	104,200	2,317,230
	Nitto Boseki Co., Ltd.	870,000	2,339,172
#	Nitto Electric Works, Ltd.	154,800	1,877,168
	Nitto Kohki Co., Ltd.	78,300	1,590,968
#	Nitto Seiko Co., Ltd.	143,000	1,096,497
	Noda Corp.	33,800	106,336
	Nomura Co., Ltd.	210,000	1,280,244
#	Noritz Corp.	177,100	2,372,822
# *	Oak Capital Corp.	753,354	340,661
	Obayashi Road Corp.	106,000	173,962
	Odakyu Construction Co., Ltd.	63,500	131,109
	Oiles Corp.	101,952	1,935,872
#	Okabe Co., Ltd.	192,000	864,012
#	Okamoto Machine Tool Works, Ltd.	164,000	438,179
	Okamura Corp.	389,000	3,475,166
	Okano Valve Manufacturing Co.	58,000	421,502
#	Oki Electric Cable Co., Ltd.	117,000	212,519
	OKK Corp.	262,000	599,626
#	Okumura Corp.	789,000	3,607,222
	O-M, Ltd.	107,000	1,074,884
#	Onoken Co., Ltd.	72,800	884,595
#	Organo Corp.	203,000	2,238,113
	Oriental Shiraishi Corp.	73,400	180,525
	Original Engineering Consultants Co., Ltd.	9,000	22,664
#	OSG Corp.	85,000	953,621
#	Oyo Corp.	110,400	1,387,524
	P.S. Mitsubishi Construction Co., Ltd.	76,800	216,090
#	Park24 Co., Ltd.	69,500	644,024
# *	Pasco Corp.	242,500	418,438
#	Pasona, Inc.	1,474	1,759,117
# *	Penta-Ocean Construction Co., Ltd.	864,000	1,502,481
# *	PIA Corp.	29,500	462,644

16

#	Pilot Corp.	156	1,569,046
#	PRONEXUS, Inc.	137,000	1,190,166
#	Raito Kogyo Co., Ltd.	199,000	528,052
#	Rasa Industries, Ltd.	277,000	579,411
	Rheon Automatic Machinery Co., Ltd.	64,000	204,684
	Riken Electric Wire Co., Ltd.	39,000	48,965
#	Ryobi, Ltd.	587,000	3,962,838
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	140,046
#	Sagami Railway Co., Ltd.	364,000	1,321,575
# *	Sailor Pen Co., Ltd.	127,000	121,889
#	Sakai Heavy Industries, Ltd.	126,000	233,119
*	Sakurada Co., Ltd.	225,000	63,036
# *	Sanix, Inc.	161,700	538,170
#	Sanki Engineering Co., Ltd.	268,000	1,575,534
	Sanko Metal Industrial Co., Ltd.	118,000	205,309
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,367,293
	Sankyu, Inc., Tokyo	49,000	301,511
	Sanritsu Corp.	17,800	149,277
	Sanyo Denki Co., Ltd.	219,000	1,098,971
	Sanyo Engineering & Construction, Inc.	48,000	214,623
	Sanyo Industries, Ltd., Tokyo	102,000	200,484
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	3,328,517
# *	Sata Construction Co., Ltd.	234,000	249,352
#	Sato Corp.	111,500	1,793,187
	Sato Shoji Corp.	67,000	494,648
	Sawafuji Electric Co., Ltd.	48,000	152,756
	Secom Joshinetsu Co., Ltd.	34,800	839,857
#	Secom Techno Service Co., Ltd.	44,500	1,433,114
	Seibu Electric Industry Co., Ltd.	67,000	307,807
#	Seika Corp.	274,000	718,309
*	Seikitokyu Kogyo Co., Ltd.	335,000	278,617
	Sekisui Jushi Co., Ltd.	166,000	1,380,439
	Senko Co., Ltd.	381,000	1,125,273
	Senshu Electric Co., Ltd.	37,300	616,157
#	Shibaura Mechatronics Corp.	175,000	841,234
#	Shibusawa Warehouse Co., Ltd.	266,000	1,632,737
	Shibuya Kogyo Co., Ltd.	84,500	691,906
	Shin Nippon Air Technologies Co., Ltd.	87,280	469,869
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	619,571
#	Shinko Electric Co., Ltd.	509,000	1,393,833
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	747,696
	Shinmaywa Industries, Ltd.	413,000	1,642,187
#	Shinnihon Corp.	215,900	745,766
	Shinsho Corp.	291,000	1,067,670
	Shinwa Kaiun Kaisha, Ltd.	420,000	3,247,891
	Sho-Bond Corp.	100,800	1,216,253
#	Shoko Co., Ltd.	324,000	459,028
#	Showa Aircraft Industry Co., Ltd.	114,000	1,107,015
#	Showa KDE Co., Ltd.	124,000	160,710
#	Sintokogio, Ltd.	197,000	2,079,110
	Soda Nikka Co., Ltd.	67,000	266,524
	Sodick Co., Ltd.	187,000	932,865
	Space Co., Ltd.	75,320	611,117
	Subaru Enterprise Co., Ltd.	59,000	198,178
	Sugimoto & Co., Ltd.	35,000	458,853

17

# *	Sumitomo Coal Mining Co., Ltd.	851,500	814,072
	Sumitomo Densetsu Co., Ltd.	107,400	626,188
# *	Sumitomo Mitsui Construction Co., Ltd.	419,560	600,998
#	Sumitomo Precision Products Co., Ltd.	180,000	651,758
	Sumitomo Warehouse Co., Ltd.	300,000	1,744,612
	Sun Wave Corp.	155,000	252,882
	Suzuki Metal Industry Co., Ltd.	71,000	192,547
#	SWCC Showa Holdings Co., Ltd.	853,000	1,167,008
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,373,674
#	Taihei Kogyo Co., Ltd.	264,000	1,518,234
# *	Taiheiyo Kaiun Co., Ltd.	167,000	497,849
# *	Taiheiyo Kouhatsu, Inc.	198,000	179,746
	Taiho Kogyo Co., Ltd.	97,700	1,531,102
#	Taikisha, Ltd.	129,000	1,356,634
	Taisei Rotec Corp.	271,000	415,005
	Takada Kiko Co., Ltd.	48,000	138,951
#	Takano Co., Ltd.	53,400	400,963
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	483,940
	Takara Printing Co., Ltd.	39,055	324,612
#	Takara Standard Co., Ltd.	529,000	2,928,072
	Takasago Thermal Engineering Co., Ltd.	299,000	2,708,930
#	Takashima & Co., Ltd.	137,000	206,397
	Takigami Steel Construction Co., Ltd.	50,000	179,211
	Takisawa Machine Tool Co., Ltd.	191,000	310,374
#	Takuma Co., Ltd.	305,000	1,365,346
	Tanseisha Co., Ltd.	74,000	268,643
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	558,813
#	TCM Corp.	359,000	1,126,660
	Techno Associe Co., Ltd.	59,900	652,484
	Techno Ryowa, Ltd.	66,600	441,368
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	572,639
# *	Tekken Corp.	535,000	661,312
	Teraoka Seisakusho Co., Ltd.	55,000	338,165
*	The Goodwill Group, Inc.	1,346	338,305
#	The Keihin Co., Ltd.	204,000	353,155
	The Kodensha Co., Ltd.	25,000	58,804
	The Nippon Road Co., Ltd.	333,000	542,861
	The Yasuda Warehouse Co., Ltd.	100,900	995,366
*	Toa Corp.	764,000	775,046
#	Toa Doro Kogyo Co., Ltd.	155,000	255,945
# *	Tobishima Corp.	1,365,500	617,393
	Tocalo Co., Ltd.	53,000	853,354
	Todentu Corp.	121,000	295,672
	Toenec Corp.	324,000	1,749,965
#	Tokai Lease Co., Ltd.	86,000	135,435
#	Tokimec, Inc.	272,000	829,197
	Toko Electric Corp.	88,000	232,718
	Tokyo Biso Kogyo Corp.	19,000	105,882
#	Tokyo Energy & Systems, Inc.	129,000	803,454
#	Tokyo Kikai Seisakusho, Ltd.	312,000	779,838
#	Tokyo Leasing Co., Ltd.	223,800	2,144,267
	Tokyo Sangyo Co., Ltd.	78,000	275,989
#	Tokyu Construction Co., Ltd.	366,290	1,527,579
	Toli Corp.	212,000	447,664
	Tomoe Corp.	115,500	337,345

18

#	Tonami Transportation Co., Ltd.	340,000	902,332
#	Tori Holdings Co., Ltd.	2,969,000	484,392
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,317,017
	Toshiba Machine Co., Ltd.	89,000	708,506
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,448,418
	Tosho Printing Co., Ltd.	249,000	570,451
	Totetsu Kogyo Co., Ltd.	125,000	732,247
# *	Toyo Construction Co., Ltd.	1,005,000	869,558
#	Toyo Electric Co., Ltd.	159,000	564,727
#	Toyo Engineering Corp.	661,000	4,030,510
#	Toyo Machinery & Metal Co., Ltd.	61,000	303,696
	Toyo Shutter Co., Ltd.	11,800	134,568
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	506,553
#	Trusco Nakayama Corp.	114,100	1,771,339
	Tsubakimoto Chain Co.	609,000	3,921,122
	Tsubakimoto Kogyo Co., Ltd.	97,000	345,394
#	Tsudakoma Corp.	204,000	728,753
#	Tsugami Corp.	272,000	922,582
	Tsukishima Kikai Co., Ltd.	152,000	1,465,898
	Tsurumi Manufacturing Co., Ltd.	96,000	773,291
	Tsuzuki Denki Co., Ltd.	75,000	249,826
	TTK Co., Ltd.	62,000	366,572
#	Uchida Yoko Co., Ltd.	175,000	719,997
#	Ueki Corp.	47,000	76,807
#	Union Tool Co.	79,000	2,672,397
#	Utoc Corp.	99,000	445,594
# *	Venture Link Co., Ltd.	405,500	775,307
# *	Wakachiku Construction Co., Ltd.	395,000	336,084
	Wavelock Holdings Co., Ltd.	31,500	125,086
	Weathernews, Inc.	20,000	90,047
	Yahagi Construction Co., Ltd.	154,000	637,594
	Yamato Corp.	82,000	242,335
	Yamaura Corp.	40,500	107,192
	Yamazen Co., Ltd.	315,000	1,672,353
#	Yokogawa Bridge Holdings Corp.	142,400	820,151
	Yondenko Corp.	136,800	690,285
#	Yuasa Trading Co., Ltd.	800,000	1,160,493
#	Yuken Kogyo Co., Ltd.	156,000	541,619
	Yurtec Corp.	285,000	1,553,754
#	Yushin Precision Equipment Co., Ltd.	49,940	976,786
Total Industrials			411,138,217

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	329,058
	Aiphone Co., Ltd.	72,800	1,148,278
# *	Allied Telesis Holdings K.K.	470,700	209,774
#	Alpha Systems, Inc.	43,500	1,070,248
#	Anritsu Corp.	446,000	1,963,666
	AOI Electronics Co., Ltd.	38,400	458,365
# *	Apic Yamada Corp.	36,000	128,003
#	Arisawa Manufacturing Co., Ltd.	139,400	1,547,968
#	CAC Corp.	70,900	541,374
	Canon Electronics, Inc.	70,000	1,637,684
	Canon Finetech, Inc.	151,070	2,311,871
	Capcom Co., Ltd.	171,600	4,665,895

19

#	Chino Corp.	162,000	455,221
#	CMK Corp.	216,000	1,600,841
	Computer Engineering & Consulting, Ltd.	63,100	581,895
	Core Corp.	45,700	289,986
	Cresco, Ltd.	11,600	98,745
	Dai Nippon Screen Mfg. Co., Ltd.	9,000	50,648
	Daiko Denshi Tsushin, Ltd.	23,000	45,901
	Daiwabo Information System Co., Ltd.	62,000	877,800
#	Denki Kogyo Co., Ltd.	243,000	1,404,804
	DKK TOA Corp.	31,000	106,104
#	DTS Corp.	87,200	1,606,140
#	Dwango Co., Ltd.	140	537,418
#	eAccess, Ltd.	4,747	2,565,929
	Eizo Nanao Corp.	77,600	2,110,423
*	Elna Co., Ltd.	97,000	147,527
#	Enplas Corp.	72,200	875,656
#	Epson Toyocom Corp.	437,000	2,106,277
#	ESPEC Corp.	82,000	560,936
# *	FDK Corp.	436,000	527,566
#	Fuji Soft, Inc.	131,400	2,225,091
*	Fujitsu Component, Ltd.	177	219,263
#	Fujitsu Frontech, Ltd.	80,700	729,456
	Fuso Dentsu Co., Ltd.	16,000	55,748
#	Future Architect, Inc.	1,504	908,046
# *	GMO Internet, Inc.	242,500	670,723
	Hakuto Co., Ltd.	82,500	1,101,326
	Hitachi Business Solution Co., Ltd.	43,200	257,941
	Hitachi Information Systems, Ltd.	150,600	3,427,782
	Hitachi Kokusai Electric, Inc.	319,000	4,159,828
#	Hitachi Maxell, Ltd.	158,100	2,000,907
	Hitachi Software Engineering Co., Ltd.	194,800	4,110,626
	Hitachi Systems & Services, Ltd.	86,000	1,874,469
#	Hochiki Corp.	99,000	545,137
#	Hokuriku Electric Industry Co., Ltd.	316,000	518,475
#	Hosiden Corp.	255,600	4,336,118
#	Icom, Inc.	51,000	1,403,958
# *	Ikegami Tsushinki Co., Ltd.	174,000	320,001
#	Ines Corp.	177,200	923,971
	I-Net Corp.	47,800	343,813
#	Information Services International-Dentsu, Ltd.	106,600	1,065,370
	INTEC Holdings, Ltd.	180,128	2,652,028
#	Invoice, Inc.	40,368	1,428,771
#	Ishii Hyoki Co., Ltd.	24,300	378,489
# *	Iwatsu Electric Co., Ltd.	311,000	379,886
	Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611
	Japan Business Computer Co., Ltd.	76,900	689,442
#	Japan Digital Laboratory Co., Ltd.	116,500	1,649,461
	Japan Radio Co., Ltd.	446,000	1,646,984
	Jastec Co., Ltd.	63,000	583,881
	JBIS Holdings, Inc.	81,700	308,559
	JIEC Co., Ltd.	199	188,414
	Kaga Electronics Co., Ltd.	100,000	1,483,094
# *	Kakaku.com, Inc.	103	426,131
	Kanematsu Electronics, Ltd.	85,300	680,759
*	Kasuga Electric Works, Ltd.	44,000	40,903

20

	Kawatetsu Systems, Inc.	174	183,623
	Koa Corp.	152,800	1,311,464
#	Koei Co., Ltd.	244,400	4,838,265
# *	Kubotek Corp.	407	265,759
	Kyoden Co., Ltd.	160,000	353,991
	Kyowa Electronic Instruments Co., Ltd.	52,000	184,096
#	Macnica, Inc.	62,500	1,336,368
	Marubun Corp.	98,700	817,571
#	Maruwa Co., Ltd.	34,000	578,521
	Maspro Denkoh Corp.	62,600	513,527
#	Megachips Corp.	89,600	1,521,065
# *	Meisei Electric Co., Ltd.	318,000	379,252
#	Melco Holdings, Inc.	9,000	156,604
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,462,243
#	Miroku Jyoho Service Co., Ltd.	107,000	265,696
	Mitsui High-Tec, Inc.	145,700	1,556,486
#	Mitsui Knowledge Industry Co., Ltd.	3,790	790,340
	Moritex Corp.	35,100	147,455
# *	Mutoh Holdings Co., Ltd.	164,000	820,182
# *	Nagano Japan Radio Co., Ltd.	85,000	127,026
	Nakayo Telecommunications, Inc.	49,000	113,454
	NEC Fielding, Ltd.	194,800	2,338,899
	NEC Mobiling, Ltd.	50,900	820,620
# *	NEC Tokin Corp.	392,000	1,609,092
#	Net One Systems Co., Ltd.	1,941	2,216,853
*	Netmarks, Inc.	523	116,362
	New Japan Radio Co., Ltd.	112,000	462,108
	Nichicon Corp.	272,300	2,901,074
#	Nidec Sankyo Corp.	205,000	1,745,472
#	Nihon Dempa Kogyo Co., Ltd.	72,400	3,355,381
#	Nihon Inter Electronics Corp.	94,700	251,291
	Nippon Avionics Co., Ltd.	83,000	244,046
	Nippon Ceramic Co., Ltd.	89,000	1,230,525
	Nippon Chemi-Con Corp.	443,000	2,790,400
	Nippon Systemware Co., Ltd.	30,000	167,777
	Nissho Electronics Corp.	81,600	514,080
	Nohmi Bosai, Ltd.	191,000	1,205,295
	NS Solutions Corp.	38,600	1,120,324
	NSD Co., Ltd.	178,600	2,583,661
	Okaya Electric Industries Co., Ltd.	73,000	529,993
# *	Oki Electric Industry Co., Ltd.	1,850,000	3,154,502
	Ono Sokki Co., Ltd.	105,000	677,247
	Origin Electric Co., Ltd.	107,000	602,131
#	Osaki Electric Co., Ltd.	131,000	679,076
	PCA Corp.	17,500	167,767
# *	Pixela Corp.	33,000	123,335
*	Pulstec Industrial Co., Ltd.	21,200	32,404
	Ricoh Elemex Corp.	77,000	639,340
	Rikei Corp.	22,500	50,054
	Riken Keiki Co., Ltd.	79,900	657,436
	Roland DG Corp.	61,400	3,134,111
	Ryoden Trading Co., Ltd.	155,000	1,201,030
	Ryosan Co., Ltd.	128,300	3,312,067
	Ryoyo Electro Corp.	110,900	1,649,215
#	Sanken Electric Co., Ltd.	267,000	1,422,116

21

	Sanko Co., Ltd.	22,000	108,982
	Sanshin Electronics Co., Ltd.	111,000	1,487,369
#	Satori Electric Co., Ltd.	57,880	686,247
	Saxa Holdings, Inc.	194,000	348,933
	Sekonic Corp.	36,000	120,971
	Shindengen Electric Manufacturing Co., Ltd.	304,000	917,666
#	Shinkawa, Ltd.	70,200	1,063,978
	Shinko Shoji Co., Ltd.	78,000	906,808
	Shizuki Electric Co., Inc.	103,000	369,600
	Siix Corp.	43,000	1,145,207
	SMK Corp.	272,000	2,299,002
	Sokkisha Co., Ltd.	107,000	431,182
#	Sorun Corp.	95,100	532,446
*	SPC Electronics Corp.	48,200	96,882
	SRA Holdings	51,000	871,989
	Star Micronics Co., Ltd.	114,100	3,030,368
#	Sumida Corp.	67,949	993,896
#	Sumisho Computer Systems Corp.	172,700	2,808,461
#	SUNX, Ltd.	120,600	833,857
	SystemPro Co., Ltd.	348	265,806
	Tachibana Eletech Co., Ltd.	64,100	598,280
#	Tamura Corp.	260,000	1,459,433
# *	Teac Corp.	872,000	766,808
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	666,416
#	TIS, Inc.	158,600	3,150,747
	TKC Corp.	103,300	1,837,189
# *	Toko, Inc.	309,000	634,786
	Tokyo Denpa Co., Ltd.	24,900	298,763
	Tokyo Electron Device, Ltd.	361	633,459
#	Tokyo Seimitsu Co., Ltd.	68,400	1,744,375
#	Tomen Electronics Corp.	51,900	670,561
#	Tose Co., Ltd.	23,100	253,327
	Totoku Electric Co., Ltd.	129,000	169,892
	Toukei Computer Co., Ltd.	28,410	411,970
	Towa Corp.	74,800	757,676
#	Toyo Corp.	113,600	1,497,586
#	Trans Cosmos, Inc.	167,900	1,686,111
	Trinity Industrial Corp.	56,000	349,876
	Tsuzuki Densan Co., Ltd.	22,500	84,987
#	Uniden Corp.	221,000	1,325,254
# *	Union Holdings Co., Ltd.	148,000	183,946
	XNET Corp.	91	113,267
	Yamaichi Electronics Co., Ltd.	64,400	257,470
	Yaskawa Information Systems Corp.	40,000	158,642
	Ye Data, Inc.	43,000	81,835
#	Yokowo Co., Ltd.	71,300	454,454
#	Zuken, Inc.	97,700	1,072,403
Total Information Technology			184,155,698

Materials — (8.4%)
	Achilles Corp.	688,000	1,008,350
	Adeka Corp.	359,000	3,804,224
	Agro-Kanesho Co., Ltd.	7,000	53,335
#	Aichi Steel Corp.	376,000	2,101,935
	Arakawa Chemical Industries, Ltd.	69,500	758,098

22

	Aronkasei Co., Ltd.	127,000	542,536
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,051,610
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	858,196
	Chugai Mining Co., Ltd.	875,900	326,414
	Chugoku Marine Paints, Ltd.	238,000	2,660,057
#	Chugokukogyo Co., Ltd.	105,000	119,671
*	Co-Op Chemical Co., Ltd.	163,000	184,286
#	Dai Nippon Toryo, Ltd.	501,000	699,617
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	465,428
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	305,601
#	Daiken Corp.	450,000	1,221,008
#	Daiki Aluminium Industry Co., Ltd.	148,000	556,905
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,467,102
#	Daio Paper Corp.	446,000	3,897,676
#	Daiso Co., Ltd.	383,000	1,360,118
	DC Co., Ltd.	117,000	392,252
	Dijet Industrial Co., Ltd.	81,000	161,030
	Dynapac Co., Ltd.	25,000	85,750
	FP Corp.	77,300	2,655,510
#	Fujikura Kasei Co., Ltd.	97,000	835,342
	Fumakilla, Ltd.	87,000	245,470
	Godo Steel, Ltd.	556,000	1,636,478
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	645,135
	Harima Chemicals, Inc.	80,000	408,051
#	Hodogaya Chemical Co., Ltd.	288,000	774,248
	Hokkan Holdings, Ltd.	215,000	676,152
	Hokko Chemical Industry Co., Ltd.	90,000	328,561
#	Hokuetsu Paper Mills, Ltd.	658,000	3,104,400
	Hokushin Co., Ltd.	64,000	188,450
	Honshu Chemical Industry Co., Ltd.	35,000	190,375
	Ihara Chemical Industry Co., Ltd.	155,000	362,943
#	ISE Chemicals Corp.	88,000	773,053
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,132,160
#	Ishii Iron Works Co., Ltd.	110,000	226,240
	Japan Carlit Co., Ltd.	59,800	293,326
#	JSP Corp.	109,600	1,156,035
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,159,005
	Kasei (C.I.) Co., Ltd.	119,000	322,270
	Katakura Chikkarin Co., Ltd.	43,000	114,648
	Kawasaki Kasei Chemicals, Ltd.	121,000	224,577
# *	Kishu Paper Co., Ltd.	267,000	391,903
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,203,042
#	Kohsoku Corp.	64,500	384,090
	Konishi Co., Ltd.	69,300	618,181
	Kumiai Chemical Industry Co., Ltd.	296,000	527,768
	Kureha Corp.	660,000	3,503,398
#	Kurimoto, Ltd.	458,000	899,119
#	Kurosaki Harima Corp.	293,000	835,279
#	Lintec Corp.	46,400	741,385
#	MEC Co., Ltd.	62,800	660,936
	Mesco, Inc.	30,000	189,612
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,550,798
	Mitsubishi Shindoh Co., Ltd.	200,000	560,459
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,279,745
# *	Mitsui Mining Co., Ltd.	793,500	2,829,689

23

#	Mory Industries, Inc.	154,000	553,462
#	Nakabayashi Co., Ltd.	185,000	344,496
	Nakayama Steel Works, Ltd.	454,000	1,005,702
#	Neturen Co., Ltd., Tokyo	158,000	1,984,148
	Nichia Steel Works, Ltd.	179,900	686,172
#	Nichireki Co., Ltd.	96,000	313,612
	Nifco, Inc.	171,000	4,197,452
	Nihon Kagaku Sangyo Co., Ltd.	81,000	628,492
#	Nihon Matai Co., Ltd.	111,000	174,760
#	Nihon Nohyaku Co., Ltd.	224,000	1,484,931
	Nihon Parkerizing Co., Ltd.	235,000	3,363,342
	Nihon Seiko Co., Ltd.	18,000	45,405
*	Nippon Carbide Industries Co., Inc.	201,000	435,289
	Nippon Chemical Industrial Co., Ltd.	288,000	787,759
#	Nippon Chutetsukan K.K.	97,000	171,097
# *	Nippon Chuzo K.K.	136,000	239,944
#	Nippon Concrete Industries Co., Ltd.	157,000	326,821
	Nippon Denko Co., Ltd.	382,000	2,849,901
	Nippon Fine Chemical Co., Ltd.	93,000	670,758
	Nippon Foil Mfg., Co., Ltd.	51,000	84,160
#	Nippon Kasei Chemical Co., Ltd.	364,000	758,841
#	Nippon Kinzoku Co., Ltd.	227,000	650,962
#	Nippon Koshuha Steel Co., Ltd.	449,000	963,047
	Nippon Light Metal Co., Ltd.	846,000	1,505,657
#	Nippon Metal Industry Co., Ltd.	608,000	1,975,940
#	Nippon Paint Co., Ltd.	798,000	4,287,268
	Nippon Pigment Co., Ltd.	43,000	161,951
#	Nippon Pillar Packing Co., Ltd.	85,000	561,483
	Nippon Soda Co., Ltd.	539,000	2,349,786
#	Nippon Valqua Industries, Ltd.	321,000	1,090,278
	Nippon Yakin Kogyo Co., Ltd.	406,000	3,435,175
	Nittetsu Mining Co., Ltd.	288,000	2,116,979
	Nitto FC Co., Ltd.	72,000	376,185
	NOF Corp.	719,000	2,912,885
#	Okamoto Industries, Inc.	412,000	1,330,023
#	Okura Industrial Co., Ltd.	216,000	537,572
	Osaka Organic Chemical Industry, Ltd.	67,700	349,848
	Osaka Steel Co., Ltd.	151,000	2,090,646
	Riken Technos Corp.	202,000	558,240
#	S Science Co., Ltd.	3,265,000	473,544
#	S.T. Chemical Co., Ltd.	102,700	1,301,246
	Sakai Chemical Industry Co., Ltd.	364,000	1,626,996
	Sakata INX Corp.	219,000	1,178,140
	Sanyo Chemical Industries, Ltd.	410,000	2,362,080
#	Sanyo Special Steel Co., Ltd.	582,000	4,070,941
	Sekisui Plastics Co., Ltd.	352,000	1,123,091
	Shikoku Chemicals Corp.	207,000	1,004,761
	Shinagawa Refractories Co., Ltd.	229,000	803,509
#	Shin-Etsu Polymer Co., Ltd.	286,100	2,161,961
	Shinko Wire Co., Ltd.	189,000	366,314
	Showa Tansan Co., Ltd.	49,000	150,303
	Somar Corp.	43,000	158,238
#	Stella Chemifa Corp.	43,200	1,023,801
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,052,004
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,275,999

24

	Sumitomo Pipe & Tube Co., Ltd.	111,000	881,853
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,097,611
#	Taisei Lamick Co., Ltd.	18,900	413,941
	Takasago International Corp.	348,000	2,603,465
	Takiron Co., Ltd.	249,000	619,452
	Tayca Corp.	154,000	471,935
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,997,256
#	The Pack Corp.	67,900	1,104,168
# *	Titan Kogyo Kabushiki Kaisha	59,000	99,771
	Toagosei Co., Ltd.	921,000	3,044,684
	Toda Kogyo Corp.	162,000	698,416
	Tohcello Co., Ltd.	119,000	813,984
#	Toho Zinc Co., Ltd.	436,000	3,031,706
# *	Tokushu Tokai Holdings Co., Ltd.	518,580	1,154,226
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,592,704
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,101,510
	Tokyo Tekko Co., Ltd.	162,000	768,349
	Tomoegawa Paper Co., Ltd.	125,000	332,097
	Tomoku Co., Ltd.	302,000	630,602
	Topy Industries, Ltd.	768,000	2,061,429
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,884,512
	Toyo Kohan Co., Ltd.	335,000	1,795,901
	TYK Corp.	145,000	290,565
#	Ube Material Industries, Ltd.	282,000	924,301
	Wood One Co., Ltd.	173,000	971,452
	Yamamura Glass Co., Ltd.	369,000	845,070
	Yodogawa Steel Works, Ltd.	657,000	3,584,856
	Yuki Gosei Kogyo Co., Ltd.	49,000	138,375
#	Yushiro Chemical Industry Co., Ltd.	53,000	942,416
Total Materials			167,099,036

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	215,000	564,712
	Hokuriku Gas Co., Ltd.	99,000	273,233
#	Okinawa Electric Power Co., Ltd.	61,171	3,304,083
#	Saibu Gas Co., Ltd.	1,331,000	3,291,624
	Shizuoka Gas Co., Ltd.	265,000	1,348,325
	Tokai Corp.	265,000	989,859
Total Utilities			9,771,836

TOTAL COMMON STOCKS			1,495,534,944

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000

25

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (24.7%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	$50,000	$50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335

TOTAL SECURITIES LENDING COLLATERAL			492,096,503

TOTAL INVESTMENTS - (100.0%) (Cost $2,055,755,063)			$1,988,304,447

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
	A.I., Ltd.	173,083	$42,930
#	ABB Grain, Ltd.	730,107	5,418,163
*	Adacel Technologies, Ltd.	113,249	67,883
*	Adamus Resources, Ltd.	532,491	326,898
#	ADCorp Australia, Ltd.	229,411	80,417
	Adelaide Brighton, Ltd.	2,191,287	6,978,122
# *	Admiralty Resources NL	3,945,183	1,590,499
	Adtrans Group, Ltd.	32,047	147,100
# *	AED Oil, Ltd.	417,895	1,596,605
	Aevum, Ltd.	393,598	988,252
*	Agenix, Ltd.	707,478	103,836
# *	Aim Resources, Ltd.	4,675,484	770,433
*	Ainsworth Game Technology, Ltd.	393,653	107,487
	AJ Lucas Group, Ltd.	214,698	704,966
*	Alchemia, Ltd.	565,630	336,400
#	Alesco Corp., Ltd.	307,036	2,722,754
*	Alkane Resources, Ltd.	782,100	215,492
# *	Allegiance Mining NL	2,762,269	1,655,959
# *	Alliance Resources, Ltd.	1,027,029	1,332,311
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	122,344
*	Amadeus Energy, Ltd.	819,137	537,272
	Amalgamated Holdings, Ltd.	370,491	2,155,070
	Amcom Telecommunications, Ltd.	1,135,725	215,706
	Ammtec, Ltd.	8,165	29,088
*	Andean Resources, Ltd.	1,528,898	2,457,408
*	Anglo Australian Resources NL	1,799,335	153,540
	Ansell, Ltd.	735,509	7,519,974
# *	Antares Energy, Ltd.	627,352	253,884
# *	Anzon Australia, Ltd.	1,313,500	1,839,944
	AP Eagers, Ltd.	34,403	465,167
#	APA Group	1,859,764	6,066,245
# *	Aquila Resources, Ltd.	463,160	3,773,609
# *	Arana Therapeutics, Ltd.	686,367	698,498
#	ARB Corporation, Ltd.	311,295	1,164,640
# *	ARC Energy, Ltd.	1,435,827	1,779,125
	Ariadne Australia, Ltd.	291,838	149,403
# *	Arrow Energy NL	2,520,200	6,867,628
#	ASG Group, Ltd.	167,393	265,113
*	Asian Pacific, Ltd.	124,219	10,364
#	Aspen Group	998,011	2,426,759
#	Astron, Ltd.	75,215	162,077
	Atlas Group Holding, Ltd.	469,001	304,905
#	Atlas South Sea Pearl, Ltd.	82,585	28,556
*	Aurora Oil and Gas, Ltd.	589,181	239,681

1

	Ausdrill, Ltd.	631,738	1,326,951
	Ausmelt, Ltd.	44,782	55,028
#	Austal, Ltd.	791,629	1,865,305
# *	Austar United Communications, Ltd.	5,107,520	7,060,198
	Austereo Group, Ltd.	1,574,384	3,422,580
*	Austpac Resources NL	2,298,702	234,478
	Australand Property Group	256,885	544,885
#	Australian Agricultural Co., Ltd.	1,071,549	3,213,403
#	Australian Infrastructure Fund	1,930,563	5,638,865
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,762,579
*	Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609
*	Auto Group, Ltd.	41,309	—
#	Automotive Holdings Group	159,878	538,545
# *	Autron Corporation, Ltd.	989,247	67,708
*	Avexa, Ltd.	167,778	84,810
#	AVJennings, Ltd.	935,484	958,531
#	AWB, Ltd.	1,445,326	3,507,900
# *	Babcock & Brown Communities, Ltd.	2,830,777	2,453,436
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	231,087
*	Ballarat South Gold, Ltd.	1,996	15,907
#	Bank of Queensland, Ltd.	533,264	8,598,824
#	Beach Petroleum, Ltd.	4,600,716	5,863,973
*	Beaconsfield Gold NL	89,078	20,350
# *	Becton Property Group	738,481	3,135,610
# *	Bemax Resources, Ltd.	3,453,449	733,486
#	Bendigo Bank, Ltd. (6091280)	723,717	11,093,251
*	Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429
# *	Bendigo Mining, Ltd.	2,274,874	668,690
	Beyond International, Ltd.	61,256	75,738
# *	Biota Holdings, Ltd.	940,673	1,065,302
	Blackmores, Ltd.	67,950	1,322,010
*	Blina Diamonds, Ltd.	15,073	2,818
*	BMA Gold, Ltd.	710,924	65,925
# *	Bolnisi Gold NL	1,170,501	3,324,932
#	Boom Logistics, Ltd.	859,852	1,645,232
# *	Boulder Steel, Ltd.	1,667,795	468,050
# *	BQT Solutions, Ltd.	659,898	100,166
	Bradken, Ltd.	502,909	6,035,808
*	Breakaway Resporces. Ltd.	692,280	385,039
#	Brickworks, Ltd.	89,991	1,064,953
	BSA, Ltd.	468,015	287,635
#	Cabcharge Australia, Ltd.	507,952	4,958,168
*	Calliden Group, Ltd.	633,393	302,645
#	Campbell Brothers, Ltd.	235,374	7,008,980
	Candle Australia, Ltd.	246,922	518,176
*	Cape Range Wireless, Ltd.	3,581,304	12,651
# *	Capral Aluminium, Ltd.	743,515	234,597
	Cardno, Ltd.	229,725	1,566,066
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,272,920
*	Carnegie Corp., Ltd.	706,760	109,851
	Cash Converters International, Ltd.	1,086,054	384,233
# *	CBH Resources, Ltd.	3,703,116	1,963,758
	CDS Technologies, Ltd.	13,276	11,138
#	CEC Group, Ltd.	181,927	395,149
#	Cedar Woods Properties, Ltd.	92,313	406,993

2

*	Cellestis, Ltd.	395,742	873,822
*	Cellnet Group, Ltd.	154,345	75,410
# *	Centamin Egypt, Ltd.	1,755,553	2,217,572
#	Centennial Coal Co., Ltd.	1,430,060	5,960,721
*	Ceramic Fuel Cells, Ltd.	1,152,980	719,736
	Chandler Macleod, Ltd.	86,879	68,717
#	Charter Hall Group	1,574,378	3,710,106
*	Chemeq, Ltd.	166,742	12,222
# *	ChemGenex Pharmaceuticals, Ltd.	576,457	544,260
*	Circadian Technologies, Ltd.	64,591	68,630
# *	Citigold Corp., Ltd.	3,037,923	1,248,016
#	City Pacific, Ltd.	664,429	2,157,686
*	Clinical Cell Culture, Ltd.	295,955	8,063
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	408,992
	Clive Peeters, Ltd.	23,012	34,360
# *	Clough, Ltd.	2,019,486	1,473,895
*	Clover Corp., Ltd.	269,348	35,742
	CMI, Ltd.	81,810	112,011
*	CO2 Group, Ltd.	780,559	427,929
#	Coates Hire, Ltd.	1,227,266	7,108,082
	Codan, Ltd.	142,942	112,810
#	Coffey International, Ltd.	511,453	1,797,725
	Collection House, Ltd.	385,044	239,771
#	Commander Communications, Ltd.	929,503	263,860
# *	Compass Resources NL	523,704	1,473,231
*	ComTel Corp., Ltd.	2,410,294	40,840
*	Coneco, Ltd.	27,850	5,958
#	ConnectEast Group	6,458,097	9,638,821
# *	Conquest Mining, Ltd.	1,039,761	638,618
#	Consolidated Minerals, Ltd.	833,699	3,609,598
#	Consolidated Rutile, Ltd.	1,468,122	673,941
*	Coplex Resources NL	231,400	18,392
# *	Copperco, Ltd.	1,811,991	1,415,474
#	Corporate Express Australia, Ltd.	743,408	4,137,474
#	Count Financial, Ltd.	1,080,892	2,740,213
	Coventry Group, Ltd.	136,019	431,157
#	CP1, Ltd.	471,500	254,878
*	CPI Group, Ltd.	68,585	29,261
	Crane Group, Ltd.	340,809	5,039,487
#	Credit Corp. Group, Ltd.	191,655	889,509
*	Crescent Gold, Ltd.	1,124,856	416,748
*	Croesus Mining NL	58,537	213,250
# *	CuDeco, Ltd.	419,252	1,415,148
# *	Cue Energy Resources, Ltd.	452,354	90,184
# *	Customers, Ltd.	5,543,725	885,124
*	Cytopia, Ltd.	187,724	95,267
	Danks Holdings, Ltd.	10,425	73,051
	Data#3, Ltd.	5,572	37,923
#	David Jones, Ltd.	2,333,382	10,347,237
# *	Deep Yellow, Ltd.	5,006,288	1,605,879
#	Devine, Ltd.	721,548	863,912
# *	Dioro Exploration NL (6482044)	178,366	283,526
*	Dioro Exploration NL (B24HVF2)	92,486	16,336
	DKN Financial Group, Ltd.	916	1,253
#	Dominion Mining, Ltd.	448,179	1,906,513

3

	Downer EDI, Ltd.	1,571,249	6,853,889
*	Dragon Mining, Ltd.	1,665,100	194,015
*	Drillsearch Energy, Ltd.	2,197,169	234,867
#	DUET Group	2,936,441	8,757,139
	Dyno Nobel, Ltd.	3,942,400	8,595,207
# *	Eastern Star Gas, Ltd.	2,177,532	838,658
*	Ellex Medical Lasers, Ltd.	162,000	122,115
# *	Emporer Mines, Ltd.	1,284,668	80,210
#	Energy Developments, Ltd.	619,845	1,973,413
# *	Energy World Corp., Ltd.	4,711,617	4,213,427
*	engin, Ltd.	674,773	71,798
#	Envestra, Ltd.	3,694,627	3,221,190
*	Envirozel, Ltd.	710,966	359,005
#	Equigold NL	747,635	2,086,189
# *	ERG, Ltd.	3,388,940	265,844
# *	Espreon, Ltd.	178,000	89,745
#	Euroz, Ltd.	4,019	18,127
# *	Falcon Minerals, Ltd.	595,369	150,246
	Fantastic Holdings, Ltd.	363,333	1,370,315
	Felix Resources, Ltd.	790,316	5,608,676
*	Fig Tree Developments, Ltd.	20,365	4,105
*	First Australian Resources, Ltd.	1,610,976	185,843
#	FKP Property Group	1,209,044	7,830,984
#	Fleetwood Corp., Ltd.	249,410	2,367,084
#	Flight Centre, Ltd.	350,031	9,087,454
	Forest Enterprises Australia, Ltd.	1,513,062	850,615
*	Forge Group, Ltd.	170,828	212,541
#	Funtastic, Ltd.	678,385	409,079
*	Fusion Resources, Ltd.	7,950	6,906
#	Futuris Corp., Ltd.	3,100,588	5,822,185
*	Gale Pacific, Ltd.	125,851	53,732
	Gazal Corp., Ltd.	104,542	201,390
# *	Genetic Technologies, Ltd.	830,383	114,308
# *	Geodynamics, Ltd.	787,668	1,414,508
# *	Gindalbie Metals, Ltd.	1,817,381	2,158,977
# *	Giralia Resources NL	599,030	828,453
*	Glengarry Resources, Ltd.	768,955	127,228
*	Globe International, Ltd.	88,283	90,013
*	Golden Gate Petroleum, Ltd.	797,686	247,342
*	Goldsearch, Ltd.	1,044,199	86,572
*	Goldstream Mining NL	564,840	330,631
	Gowing Bros., Ltd.	79,311	267,261
#	Graincorp, Ltd. Series A	240,483	1,990,036
# *	Grange Resources, Ltd.	422,979	940,986
	GRD, Ltd.	868,801	1,612,848
#	Great Southern, Ltd.	1,324,686	2,530,672
#	GUD Holdings, Ltd.	370,273	3,570,730
#	Gunns, Ltd.	1,892,783	6,377,991
*	GVM Metals, Ltd.	161,382	259,022
#	GWA International, Ltd.	1,166,276	3,910,904
	Hastie Group, Ltd.	471,007	1,878,865
*	Havilah Resources NL	280,570	431,882
#	Healthscope, Ltd.	1,017,571	4,915,299
# *	Herald Resources, Ltd.	872,076	1,196,917
# *	Heron Resources, Ltd.	673,833	816,553

4

	HGL, Ltd.	99,995	201,924
# *	Highlands Pacific, Ltd.	2,651,500	374,358
#	Hills Industries, Ltd.	745,813	4,220,577
#	Home Building Society, Ltd.	130,458	2,041,886
# *	Horizon Oil, Ltd.	3,227,717	1,001,221
# *	Housewares International, Ltd.	521,039	1,018,124
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	322,968
*	Hyro, Ltd.	1,500,097	258,311
#	IBA Health, Ltd.	2,008,834	1,687,569
*	ICSGlobal, Ltd.	177,934	36,437
	IDT Australia, Ltd.	82,205	173,112
#	iiNet, Ltd.	487,339	881,168
#	Iluka Resources, Ltd.	1,247,800	4,775,703
#	Imdex, Ltd.	812,684	1,754,092
*	Imugene, Ltd.	474,785	62,602
	Incitec Pivot, Ltd.	218,180	17,572,572
#	Independence Group NL	518,674	3,782,855
*	Independent Practitioner Network, Ltd.	457,414	105,551
*	Indo Mines, Ltd.	108,199	125,015
# *	Indophil Resources NL	1,510,858	1,256,229
#	Industrea, Ltd.	2,956,173	1,977,677
#	Infomedia, Ltd.	1,375,074	634,837
	Integrated Research, Ltd.	261,513	91,198
*	Intellect Holdings, Ltd.	48,362	3,497
*	Intermoco, Ltd.	2,462,900	109,670
*	Intrepid Mines, Ltd.	320,115	84,972
*	Investika, Ltd.	3,500	13,901
#	Invocare, Ltd.	489,256	3,007,450
#	IOOF Holdings, Ltd.	317,638	2,520,660
#	Iress Market Technology, Ltd.	518,955	3,940,362
*	Ixla, Ltd.	89,921	1,826
# *	Jabiru Metals, Ltd.	1,898,193	2,307,083
#	JB Hi-Fi, Ltd.	516,355	7,421,459
*	Jervois Mining, Ltd.	3,501,013	61,887
	Jubilee Mines NL	494,194	10,101,311
*	Jumbuck Entertainment, Ltd.	7,000	5,309
#	Just Group, Ltd.	911,500	4,272,185
	K&S Corp., Ltd.	149,522	463,470
#	Kagara Zinc, Ltd.	831,710	4,738,477
*	Keycorp, Ltd.	215,466	61,897
# *	Kimberley Diamond Co. NL	1,696,958	1,044,706
# *	Kings Minerals NL	1,634,196	898,261
# *	Kingsgate Consolidated, Ltd.	379,955	1,652,689
	Kresta Holdings, Ltd.	507,262	134,349
*	Lafayette Mining, Ltd.	1,963,956	27,751
*	Lakes Oil NL	11,368,868	90,652
*	Lednium, Ltd.	195,019	13,778
	Lemarne Corp., Ltd.	30,790	91,070
*	Leyshon Resources, Ltd.	103,357	63,780
# *	Life Therapeutics, Ltd.	393,649	122,797
	Lighting Corp., Ltd.	180,200	157,462
*	Longreach Group, Ltd.	92,007	2,122
	Lycopodium, Ltd.	45,700	193,403
# *	Lynas Corp., Ltd.	2,473,985	2,261,998
#	MacArthur Coal, Ltd.	764,173	6,097,719

5

#	MacMahon Holdings, Ltd.	2,415,280	4,185,160
# *	Macmin Silver, Ltd.	2,087,514	424,815
#	Macquarie Media Group, Ltd.	864,252	3,291,109
*	Macquarie Telecom Group, Ltd.	35,019	32,356
# *	Marion Energy, Ltd.	1,131,083	987,865
	Maryborough Sugar Factory, Ltd.	2,560	5,684
	MaxiTRANS Industries, Ltd.	786,246	432,298
# *	McGuigan Simeon Wines, Ltd.	528,112	751,315
	McMillan Shakespeare, Ltd	194,418	730,449
	McPherson’s, Ltd.	299,138	976,094
*	Mega Uranium	48,090	268,161
#	Melbourne IT, Ltd.	362,091	1,096,547
*	Mercury Mobility, Ltd.	232,538	59,556
#	Mermaid Marine Australia, Ltd.	671,857	1,160,396
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	48,299
# *	Metal Storm, Ltd.	2,280,892	210,197
#	MFS Living and Leisure Group	612,226	489,264
#	MFS, Ltd.	674,980	2,922,018
# *	Midwest Corp., Ltd.	926,668	3,353,330
*	Mikoh Corp., Ltd.	611,820	419,170
	Mincor Resources NL	966,747	3,859,285
# *	Mineral Deposits, Ltd.	1,692,957	1,963,435
	Mitchell Communications Group, Ltd.	1,108,939	1,149,221
*	Molopo Australia, Ltd.	568,933	437,245
#	Monadelphous Group, Ltd.	354,390	4,595,027
*	Morning Star Gold NL	25,000	7,564
	Mortgage Choice, Ltd.	529,000	1,072,567
*	Mosaic Oil NL	1,892,182	200,616
# *	Mount Gibson Iron, Ltd.	3,240,121	7,542,313
# *	Murchison Metals, Ltd.	1,368,522	4,864,911
# *	Murchison United NL	850,000	87,104
*	MXL, Ltd.	2,132,080	58,560
#	MYOB, Ltd.	1,540,742	1,871,449
	Namoi Cotton Cooperative, Ltd.	196,490	73,263
	National Can Industries, Ltd.	97,017	182,230
	National Hire Group, Ltd.	102,000	242,288
#	Navitas, Ltd.	1,153,075	2,134,628
#	New Hope Corp., Ltd.	3,651,457	7,688,886
# *	Nexus Energy, Ltd.	2,385,311	3,584,263
# *	Nido Petroleum, Ltd.	3,907,766	949,812
*	North Australian Diamonds, Ltd.	3,646,488	90,977
# *	Novogen, Ltd.	391,594	477,172
#	Nufarm, Ltd.	424,178	6,306,474
*	NuSep, Ltd.	17,442	2,681
# *	Nylex, Ltd.	173,801	366,682
#	Oakton, Ltd.	386,916	2,106,913
# *	Oceana Gold Corp.	435,555	1,052,539
# *	Orbital Corp., Ltd.	2,045,099	508,204
	OrotonGroup, Ltd.	79,968	290,845
#	Over Fifty Group, Ltd.	38,567	80,920
	Pacific Brands, Ltd.	2,646,694	7,322,544
# *	Pan Australian Resources, Ltd.	6,231,776	5,576,858
# *	Pan Pacific Petroleum NL	2,658,114	531,862
*	Panbio, Ltd.	58,078	32,738
	Paperlinx, Ltd.	2,344,452	5,048,540

6

*	Payce Consolidated, Ltd.	29,670	70,224
#	PCH Group, Ltd.	735,492	904,591
#	Peet, Ltd.	995,660	3,646,676
	Perilya, Ltd.	912,675	2,409,834
# *	Perseverance Corp., Ltd.	2,968,383	516,341
*	Petra Diamonds, Ltd.	65,193	217,059
# *	Petsec Energy, Ltd.	639,916	924,241
# *	Pharmaxis, Ltd.	834,099	3,057,495
#	Photon Group, Ltd.	230,372	1,345,942
*	Planet Gas, Ltd.	735,200	111,482
*	Plantcorp NL	4,329	—
*	Platinum Australia, Ltd.	849,581	1,870,958
	PMP, Ltd.	1,532,051	2,475,419
*	Polartechnics, Ltd.	475,707	181,588
#	Port Bouvard, Ltd.	794,505	1,421,446
# *	Portman, Ltd.	629,506	6,223,314
# *	Poseidon Nickel, Ltd.	670,939	708,014
	PPK Group, Ltd.	99,965	72,666
*	Prana Biotechnology, Ltd.	195,424	43,608
# *	Precious Metals Australia, Ltd.	403,073	705,040
#	Primary Health Care, Ltd.	579,048	6,353,132
#	Prime Television, Ltd.	421,327	1,384,935
# *	Progen Pharmaceuticals, Ltd.	190,880	450,509
	Programmed Maintenance Service, Ltd.	406,502	1,862,083
# *	pSvida, Ltd.	1,918,197	162,190
#	Ramsay Health Care, Ltd.	596,658	5,799,579
	Raptis Group, Ltd.	12,000	12,218
	RCR Tomlinson, Ltd.	542,680	1,162,279
	Reckon, Ltd.	141,500	165,816
#	Redflex Holdings, Ltd.	370,671	1,074,200
	Reece Australia, Ltd.	251,463	6,225,973
*	Renison Consolidated Mines NL	1,364,371	55,334
*	Repcol, Ltd.	554,848	49,001
# *	Resolute Mining, Ltd.	1,235,291	1,913,627
# *	Resource Pacific Holdings, Ltd.	1,191,832	2,481,264
#	Reverse Corp., Ltd.	236,664	893,929
#	Ridley Corp., Ltd.	1,224,862	1,257,396
# *	Riversdale Mining, Ltd.	804,086	7,046,244
# *	Roc Oil Co., Ltd.	1,536,896	4,097,163
	Rock Building Society, Ltd.	25,092	109,062
	Ross Human Directions, Ltd.	143,511	71,402
#	Ruralco Holdings, Ltd.	69,600	254,515
#	SAI Global, Ltd.	678,767	1,720,006
*	Salinas Energy, Ltd.	865,265	459,139
#	Sally Malay Mining, Ltd.	840,477	3,841,877
#	Salmat, Ltd.	761,346	2,736,756
*	Samson Oil & Gas, Ltd.	677,329	114,148
	Schaffer Corp., Ltd.	33,766	277,864
	SDI, Ltd.	374,482	133,165
	Seek, Ltd.	639,269	4,483,173
#	Select Harvests, Ltd.	179,659	1,254,649
# *	Senetas Corp., Ltd.	1,846,596	151,199
#	Servcorp, Ltd.	288,950	1,322,799
#	Service Stream, Ltd.	735,094	1,316,447
*	Shield Mining, Ltd.	72,292	18,017

7

	Sigma Pharmaceuticals, Ltd.	600,000	869,064
# *	Silex System, Ltd.	590,711	3,742,281
# *	Sino Gold Mining, Ltd.	722,503	4,483,400
*	Sino Strategic International, Ltd.	130,864	122,038
*	Sipa Resources International NL	250,000	25,310
# *	Sirtex Medical, Ltd.	216,786	955,873
#	Skilled Group, Ltd.	432,647	2,066,574
#	SMS Management & Technology, Ltd.	292,441	1,879,756
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	549,098
	Specialty Fashion Group, Ltd.	807,082	1,073,664
*	Sphere Investments, Ltd. (6162272)	544,213	1,654,804
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,649,650
*	ST Synergy, Ltd.	33,420	16,233
# *	St. Barbara, Ltd.	3,302,450	2,284,485
	Staging Connections Group, Ltd.	307,232	271,719
*	Starpharma Holdings, Ltd.	497,958	174,231
#	Straits Resources, Ltd.	799,500	4,665,771
*	Strategic Minerals Corp. NL	358,100	21,258
	Structural Systems, Ltd.	177,188	574,987
	Stuart Petroleum, Ltd.	201,731	205,219
#	STW Communications Group, Ltd.	865,493	1,894,671
*	Sundance Resources, Ltd.	5,993,157	2,677,469
#	Sunland Group, Ltd.	1,328,124	4,853,625
	Super Cheap Auto Group, Ltd.	531,010	2,048,821
#	Sydney Attractions Group, Ltd.	83,777	481,292
*	Symex Holdings, Ltd.	355,611	184,575
	Talent2 International, Ltd.	474,826	1,220,348
# *	Tamaya Resources, Ltd.	4,860,972	1,080,475
*	Tandou, Ltd.	10,230	3,588
*	Tap Oil, Ltd.	721,216	1,588,141
#	Tassal Group, Ltd.	524,293	1,758,722
	Technology One, Ltd.	1,346,767	1,315,343
#	Ten Network Holdings, Ltd.	1,658,273	4,092,080
	TFS Corp., Ltd.	817,667	700,026
	Thakral Holdings Group	2,527,142	2,485,462
	The Reject Shop, Ltd.	114,737	1,318,091
#	Timbercorp, Ltd.	1,291,189	1,972,534
*	TNG, Ltd.	577,349	237,839
*	Tooth & Co., Ltd.	153,000	14,323
*	Tower Australia Group, Ltd.	626,340	1,487,810
*	Tox Free Solutions, Ltd.	303,107	647,552
#	Transfield Services, Ltd.	768,280	10,484,904
#	Troy Resources NL	269,313	765,072
	Trust Co., Ltd.	80,260	832,127
*	Unilife Medical Solutions, Ltd.	544,389	185,026
*	Union Resources, Ltd.	1,290,000	20,536
	UXC, Ltd.	898,950	1,586,770
# *	Ventracor, Ltd.	1,048,486	650,560
*	View Resources, Ltd.	1,283,369	261,273
	Village Roadshow, Ltd.	604,343	1,588,500
	Virgin Blue Holdings, Ltd.	460,553	903,013
#	Vision Group Holdings, Ltd.	303,376	899,739
	Washington H. Soul Pattinson & Co., Ltd.	14,664	119,632

8

#	Watpac, Ltd.	466,520	1,984,465
#	Wattyl, Ltd.	407,907	951,635
	Webjet, Ltd.	408,181	643,115
	Webster, Ltd.	149,458	237,597
*	Wedgetail Mining, Ltd.	904,454	104,909
*	Wentworth Holdings, Ltd.	316,666	59,785
# *	Western Areas NL	694,336	3,629,531
#	WHK Group, Ltd.	1,123,295	2,292,851
	Wide Bay Australia, Ltd.	52,118	576,781
	Willmott Forests, Ltd.	51,672	76,401
*	Zinc Co. Australia, Ltd.	60,894	13,034
TOTAL COMMON STOCKS			732,533,314

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd.- Series A	334,417	874,994

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,831	2,827
*	Ainsworth Game Technology, Ltd. Rights 12/14/07	157,461	—
*	Alkane Resources, Ltd. Rights 12/21/07	156,420	—
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	30,038
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Cellnet Group, Ltd. Rights 12/19/07	61,738	176
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,472
*	Chrome Corp., Ltd. Options 09/30/06	1,600	41
*	Clough, Ltd. Rights 12/24/07	403,897	153,382
*	Cluff Resources Pacific NL Options 11/30/08	303,915	671
*	Havilah Resources NL Warrants 04/30/10	2,017	1,870
*	Mosiac Oil NL Rights 12/12/07	189,218	—
*	Oceana Gold Corp. Options 01/01/09	75,419	24,311
TOTAL RIGHTS/WARRANTS			219,788

TOTAL — AUSTRALIA			733,628,096

HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
*	139 Holdings, Ltd.	620,000	43,744
	ABC Communications (Holdings), Ltd.	930,000	67,442
	Aeon Credit Service (Asia) Co., Ltd.	740,000	661,911
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	481,600
	Alco Holdings, Ltd.	1,468,000	692,476
	Allan International Holdings	592,000	95,733
#	Allied Group, Ltd.	683,200	4,044,593
	Allied Properties, Ltd.	12,686,000	5,673,199
*	A-Max Holdings, Ltd.	16,500,000	306,087
*	Applied Development Holdings, Ltd.	1,243,000	78,535
*	APT Satellite Holdings, Ltd.	850,000	225,294
*	Artfield Group, Ltd.	466,000	100,202
	Arts Optical International Holdings	730,000	284,257
*	Asia Commercial Holdings, Ltd.	131,040	15,121
#	Asia Financial Holdings, Ltd.	2,768,908	1,482,242
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,881,030
	Asia Standard Hotel, Ltd.	26,194,087	338,199

9

	Asia Standard International Group, Ltd.	17,594,216	648,695
*	Asia TeleMedia, Ltd.	2,832,000	104,573
*	Asian Union New Media Group, Ltd.	28,920,000	586,950
*	Associated International Hotels, Ltd.	974,000	1,811,762
	Automated Systems Holdings, Ltd.	340,000	102,309
*	B.A.L. Holdings, Ltd.	243	6
	Baltrans Holdings, Ltd.	676,000	437,817
*	Beijing Development (Hong Kong), Ltd.	166,000	86,828
*	Bestway International Holdings, Ltd.	446,600	24,698
*	Bio Beauty Group Reserved Shares	46,291	—
*	Bossini International Holdings, Ltd.	3,871,500	188,732
*	Build King Holdings, Ltd.	225,756	12,176
# *	Burwill Holdings, Ltd.	2,553,200	344,856
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,298,674
*	Capital Estate, Ltd.	20,870,000	345,474
	Capital Strategic Investment, Ltd.	12,032,500	637,271
	CASH Financial Services Group, Ltd.	597,825	50,296
*	Casil Telecommunications Holdings, Ltd.	1,988,000	182,720
*	CATIC International Holdings, Ltd.	5,332,000	268,170
	CCT Telecom Holdings, Ltd.	1,724,970	282,528
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	233,677
#	Century City International, Ltd.	43,326,000	870,295
	Champion Technology Holdings, Ltd.	4,271,748	858,739
	Chen Hsong Holdings, Ltd.	1,576,000	986,365
	Cheuk Nang (Holdings), Ltd.	416,825	372,111
	Chevalier International Holdings, Ltd.	733,482	819,425
	Chevalier Pacific Holdings, Ltd.	355,250	182,106
*	China Best Group Holding, Ltd.	11,370,000	193,935
*	China Digicontent Co., Ltd.	2,710,000	3,481
	China Electronics Corp. Holdings Co., Ltd.	890,250	439,921
# *	China Grand Forestry Resources Group, Ltd.	10,932,000	3,208,302
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	211,649
*	China Investments Holdings, Ltd.	210,000	9,547
#	China Metal International Holdings, Ltd.	2,844,000	989,473
*	China Motion Telecom International, Ltd.	5,080,000	236,489
	China Motor Bus Co., Ltd.	74,000	628,490
# *	China Oil & Gas Group, Ltd.	1,573,200	162,489
	China Oriental Group Co., Ltd.	6,922,974	4,801,477
# *	China Renji Medical Group, Ltd.	21,492,000	444,408
	China Resources Logic, Ltd.	7,086,000	1,325,484
*	China Rise International Holdings, Ltd.	1,112,000	79,980
*	China Sciences Conservational Power, Ltd.	210,400	19,457
*	China Sci-Tech Holdings, Ltd.	4,030,600	174,669
# *	China Seven Star Shopping, Ltd.	8,410,000	303,848
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	1,104,664
# *	China Solar Energy Holdings, Ltd.	9,802,905	655,680
*	China Star Entertainment, Ltd.	660,438	12,200
*	China Timber Resources Group, Ltd.	16,551,680	543,648
*	China WindPower Group, Ltd.	183,400	12,510
#	China Wireless Technologies, Ltd.	5,152,000	794,875
# *	China Zenith Chemical Group, Ltd.	8,037,500	504,015
	China Zirconium, Ltd.	1,164,000	207,909
*	Chinese People Gas Holdings Co., Ltd.	7,760,000	500,847
	Chinney Investments, Ltd.	1,144,000	151,745
	Chitaly Holdings, Ltd.	550,000	93,839

10

#	Chong Hing Bank, Ltd.	1,197,000	2,792,343
	Chow Sang Sang Holdings	1,513,680	2,001,536
#	Chu Kong Shipping Development, Ltd.	1,584,000	342,603
	Chuang’s China Investments, Ltd.	3,082,500	415,680
	Chuang’s Consortium International, Ltd.	3,558,930	859,230
#	Chun Wo Holdings, Ltd.	2,002,926	471,475
*	Chung Tai Printing Holdings, Ltd.	10,960,000	312,608
	City e-Solutions, Ltd.	186,000	29,177
#	City Telecom, Ltd.	1,402,000	379,298
# *	Clear Media, Ltd.	1,135,000	1,102,370
*	Climax International Co., Ltd.	40,700	2,143
	CNT Group, Ltd.	3,182,693	118,585
#	Coastal Greenland, Ltd.	5,792,000	1,533,370
	COL Capital, Ltd.	553,240	465,418
*	Compass Pacific Holdings, Ltd.	624,000	19,428
	Computer & Technologies Holdings, Ltd.	432,000	55,468
	Continental Holdings, Ltd.	98,825	23,011
	Convenience Retail Asia, Ltd.	64,000	27,821
#	Coslight Technology International Group, Ltd.	1,134,000	640,982
	Cosmos Machinery Enterprises, Ltd.	1,616,400	157,209
*	Crocodile Garments, Ltd.	1,539,000	97,128
#	Cross-Harbour Holdings, Ltd.	586,520	654,772
*	Culturecom Holdings, Ltd.	11,099,000	242,806
	Daisho Microline Holdings, Ltd.	1,236,000	265,228
*	Dan Form Holdings Co., Ltd.	2,866,600	267,721
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	170,813
#	Dickson Concepts International, Ltd.	816,630	644,580
*	Dragon Hill Wuling Automobile, Ltd.	112,500	34,781
# *	DVN Holdings, Ltd.	2,398,516	345,828
*	Dynamic Global Holdings, Ltd.	3,522,000	82,919
	Dynamic Holdings, Ltd.	384,000	167,968
	Eagle Nice (International) Holdings, Ltd.	238,000	52,091
	EcoGreen Fine Chemical Group	1,112,000	478,205
*	Eforce Holdings, Ltd.	2,620,000	225,856
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,393
*	E-Kong Group, Ltd.	620,000	60,297
*	Emperor Capital Group, Ltd.	749,672	146,328
#	Emperor Entertainment Hotel, Ltd.	2,410,000	528,269
	Emperor International Holdings, Ltd.	4,076,360	1,831,892
*	Enerchina Holdings, Ltd.	3,068,800	151,656
*	ENM Holdings, Ltd.	3,816,000	174,207
	EPI (Holdings), Ltd.	157,951	10,639
# *	eSun Holdings, Ltd.	2,167,600	1,466,785
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,442,213
*	Ezcom Holdings, Ltd.	72,576	447
#	Fairwood Holdings, Ltd.	316,600	395,582
#	Far East Consortium	4,141,516	2,223,091
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	309,882
	First Sign International Holdings, Ltd.	1,424,000	117,357
#	Fong’s Industries Co., Ltd.	1,470,000	897,774
*	Forefront Group, Ltd.	658,000	31,634
	Fountain Set Holdings, Ltd.	2,150,000	486,762
	Four Seas Food Investment Holdings, Ltd.	202,184	33,514
	Four Seas Mercantile Holdings, Ltd.	592,000	285,889

11

*	Frasers Property China, Ltd.	16,477,000	618,149
*	Freeman Corp., Ltd.	13,388,491	120,289
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,739,079
*	Fujian Holdings, Ltd.	237,800	26,319
	Fujikon Industrial Holdings, Ltd.	912,000	394,138
# *	Fushan International Energy Group, Ltd.	5,614,000	3,497,136
*	Genesis Energy Holdings, Ltd.	8,175,000	317,260
	Get Nice Holdings, Ltd.	2,760,000	288,897
	Giordano International, Ltd.	4,322,000	2,055,108
#	Global Green Tech Group, Ltd.	2,807,600	756,354
# *	Global Tech (Holdings), Ltd.	5,612,000	86,494
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,671,133
	Gold Peak Industries (Holdings), Ltd.	1,059,250	176,339
*	Goldbond Group Holdings, Ltd.	2,609,500	224,944
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	99,560
# *	Golden Resorts Group, Ltd.	16,420,000	1,237,812
	Golden Resources Development International, Ltd.	2,848,500	220,525
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	793,565
	Golik Holdings, Ltd.	930,500	41,688
#	Grande Holdings, Ltd.	882,000	340,258
	Group Sense (International), Ltd.	2,448,000	111,464
	Guangnan Holdings, Ltd.	1,779,600	378,435
*	Guo Xin Group, Ltd.	3,640,000	63,493
#	Hang Fung Gold Technology, Ltd.	1,860,482	348,038
	Hang Ten Group Holdings, Ltd.	1,705,850	111,711
	Hanny Holdings, Ltd.	4,152,000	119,015
*	Hans Energy Co., Ltd.	7,556,000	692,677
#	Harbour Centre Development, Ltd.	593,000	1,436,165
*	Heng Tai Consumables Group, Ltd.	3,173,000	613,391
# *	Hi Sun Technology (China), Ltd.	3,684,000	1,350,449
	High Fashion International, Ltd.	268,000	93,586
#	HKR International, Ltd.	3,715,936	3,658,223
#	Hon Kwok Land Investment Co., Ltd	1,132,535	457,473
*	Honesty Treasure International Holdings, Ltd.	6,280,000	318,688
*	Hong Fok Land, Ltd.	1,210,000	1,554
	Hong Kong Catering Management, Ltd.	542,796	70,190
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	817,688
*	Hong Kong Parkview Group, Ltd.	1,130,000	301,877
#	Hongkong Chinese, Ltd.	3,320,000	688,662
	Hop Fung Group Holdings, Ltd.	888,000	306,944
*	Hop Hing Holdings, Ltd.	660,265	57,783
	Hsin Chong Construction Group, Ltd.	1,569,658	493,301
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	532,188
	Huafeng Textile International Group, Ltd.	1,496,400	144,589
# *	Hualing Holdings, Ltd.	12,708,000	985,976
	Hung Hing Printing Group, Ltd.	1,603,275	812,085
	Hutchison Harbour Ring, Ltd.	17,106,000	1,299,441
*	Hycomm Wireless, Ltd.	4,709,000	62,053
	I.T., Ltd.	2,734,000	893,522
	I-Cable Communications, Ltd.	4,440,000	928,144
# *	IDT International, Ltd.	6,240,183	316,481
*	Imagi International Holdings, Ltd.	3,037,000	549,987
#	Integrated Distribution Services Group, Ltd.	775,000	2,540,292
*	Interchina Holdings Co., Ltd.	15,155,000	234,372

12

	IPE Group, Ltd.	1,740,000	233,743
	ITC Corp., Ltd.	5,616,644	448,781
*	ITC Properties Group, Ltd.	5,460,920	292,185
*	Jinhui Holdings Co., Ltd.	1,348,000	1,101,095
	Jiuzhou Development Co., Ltd.	2,632,000	265,630
	Joyce Boutique Holdings, Ltd.	1,530,000	66,795
*	Junefield Department Store Group, Ltd.	256,000	8,694
#	K Wah International Holdings, Ltd.	6,104,405	3,985,829
	Kantone Holdings, Ltd.	7,744,894	778,439
# *	Karl Thomson Holdings, Ltd.	1,238,000	287,276
	Karrie International Holdings, Ltd.	1,433,600	135,889
	Keck Seng Investments, Ltd.	924,600	733,097
	Kee Shing Holdings	886,000	109,227
	Kin Yat Holdings, Ltd.	586,000	178,771
	King Fook Holdings, Ltd.	1,000,000	126,230
*	King Pacific International Holdings, Ltd.	1,404,200	22,003
#	Kingdee International Software Group Co., Ltd.	638,000	511,509
	Kingmaker Footwear Holdings, Ltd.	1,476,955	142,005
*	Kong Sun Holdings, Ltd.	2,198,000	7,058
*	KPI Co., Ltd.	396,000	23,905
	KTP Holdings, Ltd.	560,400	60,063
	Kwoon Chung Bus Holdings, Ltd.	556,000	82,773
	Lai Fung Holdings, Ltd.	18,003,000	934,472
*	Lai Sun Development Co., Ltd.	36,841,000	1,117,332
*	Lai Sun Garment International, Ltd.	4,010,000	325,456
	Lam Soon (Hong Kong), Ltd.	302,310	190,186
	Le Saunda Holdings, Ltd.	1,424,000	186,901
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,967
	Lee & Man Holdings, Ltd.	1,780,000	611,262
	Lerado Group Holding Co., Ltd.	1,602,000	138,179
	Lippo, Ltd.	1,171,760	1,066,471
	Liu Chong Hing Investment, Ltd.	829,200	1,172,371
	Luen Thai Holdings, Ltd.	1,345,000	178,208
	Luk Fook Holdings (International), Ltd.	1,192,000	931,982
#	Luks Industrial Group, Ltd.	1,301,555	1,703,330
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	732,151
*	M Dream Inworld, Ltd.	305	17
# *	Macau Success, Ltd.	5,560,000	826,483
*	MACRO-LINK International Holdings, Ltd.	1,036,250	278,048
#	Magnificent Estates, Ltd.	12,744,000	495,833
	Mainland Headwear Holdings, Ltd.	765,600	199,973
#	Man Yue International Holdings, Ltd.	1,084,000	339,210
	Matrix Holdings, Ltd.	1,033,129	232,270
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,650,184
	Mei Ah Entertainment Group, Ltd.	1,732,000	112,834
	Melbourne Enterprises, Ltd.	45,500	317,152
	Midas International Holdings, Ltd.	774,000	91,989
#	Midland Holdings, Ltd.	2,466,000	3,695,486
#	Min Xin Holdings, Ltd.	1,137,200	717,897
# *	Minmetals Holdings, Ltd.	1,780,000	721,608
*	Mirabell International Holdings	522,000	305,196
	Miramar Hotel & Investment, Ltd.	788,000	1,301,096
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	441,106
*	Nan Hai Corp., Ltd.	109,172,743	1,822,033

13

	Nanyang Holdings, Ltd.	137,500	350,999
	National Electronics Holdings, Ltd.	2,156,000	178,576
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,275,960
	New Century Group Hong Kong, Ltd.	11,523,680	249,105
*	New Island Printing Holdings	176,000	17,632
*	New Smart Energy Group, Ltd.	432,800	15,842
	New World Mobile Holdings, Ltd.	22,140	19,384
#	Next Media, Ltd.	6,410,000	2,391,193
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	106,673
#	Norstar Founders Group, Ltd.	3,256,000	904,631
*	Orient Power Holdings, Ltd.	804,000	19,413
#	Oriental Press Group, Ltd.	6,256,000	797,013
	Oriental Watch Holdings, Ltd.	610,000	235,184
#	Pacific Andes International Holdings, Ltd.	4,743,971	1,310,973
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,158,677
	Paliburg Holdings, Ltd.	22,758,300	633,685
*	Paradise Entertainment, Ltd.	3,969,000	87,248
	Paul Y Engineering Group, Ltd.	65,489	13,105
	Peace Mark Holdings, Ltd.	2,738,022	4,075,455
*	Pearl Oriental Innovation, Ltd.	775,200	105,177
	Pegasus International Holdings, Ltd.	226,000	42,708
#	Pico Far East Holdings, Ltd.	3,238,000	901,616
#	Playmates Holdings, Ltd.	5,047,000	448,567
	Pokfulam Development Co., Ltd.	234,000	224,073
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	247,489
*	Poly Investments Holdings, Ltd.	1,068,000	143,060
*	Polyard Petroleum International, Ltd.	1,220,000	23,131
#	Ports Design, Ltd.	1,507,500	5,179,940
*	Premium Land, Ltd.	990,000	156,864
#	Prime Success International Group, Ltd.	4,538,000	3,416,028
	Proview International Holdings, Ltd.	1,584,884	187,413
#	Public Financial Holdings, Ltd.	2,876,000	1,604,365
#	PYI Corp., Ltd.	4,482,477	1,915,179
*	Pyxis Group, Ltd.	1,936,000	52,967
#	Qin Jia Yuan Media Services Co., Ltd.	1,303,382	795,786
*	QPL International Holdings, Ltd.	2,009,000	79,699
	Quality Healthcare Asia, Ltd.	478,995	204,349
	Raymond Industrial, Ltd.	675,400	123,448
#	Regal Hotels International Holdings, Ltd.	24,144,000	1,746,533
	Rivera Holdings, Ltd.	5,710,000	316,953
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,504,812
	Roadshow Holdings, Ltd.	1,456,000	132,814
	S.A.S. Dragon Holdings, Ltd.	1,456,000	201,090
#	Sa Sa International Holdings, Ltd.	3,260,000	1,280,572
	Safety Godown Co., Ltd.	408,000	280,688
*	Samson Paper Holdings, Ltd.	666,000	159,349
*	San Miguel Brewery, Ltd.	612,800	122,516
*	Sanyuan Group, Ltd.	415,000	7,995
	SCMP Group, Ltd.	4,380,000	1,248,901
	Sea Holdings, Ltd.	1,138,000	907,906
*	SEEC Media Group, Ltd.	2,550,000	137,932
# *	Shanghai Allied Cement, Ltd.	1,152,080	390,776
*	Shanghai Zenghai Property, Ltd.	13,402,000	707,373
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,557,958

14

	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,656,137
	Shenyin Wanguo, Ltd.	1,212,500	1,486,180
	Shougang Concord Century Holdings, Ltd.	3,916,000	553,253
*	Shougang Concord Grand (Group), Ltd.	2,451,000	237,262
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	320,382
#	Shui On Construction & Materials, Ltd.	736,000	2,837,823
*	Shun Ho Resources Holdings, Ltd.	483,000	117,135
*	Shun Ho Technology Holdings, Ltd.	1,037,452	199,623
	Silver Grant International	5,033,000	967,464
	Sincere Co., Ltd.	505,500	30,356
	Sing Tao News Corp., Ltd.	1,842,000	314,183
#	Singamas Container Holdings, Ltd.	1,608,000	767,963
	Sino Biopharmaceutical, Ltd.	5,880,000	1,162,954
*	Sino Gas Group, Ltd.	3,277,600	98,688
*	Sinocan Holdings, Ltd.	350,000	1,753
*	Sino-i Technology, Ltd.	51,703,158	879,643
# *	Skyfame Realty Holdings, Ltd.	2,737,750	528,096
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,268,748
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	794,724
	South China (China), Ltd.	5,620,000	522,254
	South China Financial Holdings, Ltd.	4,872,000	105,767
	Southeast Asia Properties & Finance, Ltd.	263,538	77,850
	Starlight International Holdings	1,903,792	322,890
	Stelux Holdings International, Ltd.	1,307,702	120,270
	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	185,881
	Sunway International Holdings, Ltd.	866,000	34,572
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	168,416
	Symphony Holdings, Ltd.	4,305,000	443,137
	Tack Fat Group	4,448,000	593,846
#	Tai Cheung Holdings	1,641,000	1,366,158
	Tai Fook Securities Group, Ltd.	1,506,000	1,110,785
	Tai Sang Land Development, Ltd.	576,984	306,687
# *	Tak Shun Technology Group, Ltd.	18,616,000	359,942
	Tak Sing Alliance Holdings	2,909,865	639,727
	Tan Chong International, Ltd.	1,212,000	410,773
*	TCC International Holdings, Ltd.	1,495,789	1,731,777
*	Technology Venture Holdings, Ltd.	586,000	31,716
#	Techtronic Industries Co., Ltd.	3,281,000	2,777,757
*	Termbray Industries International	2,304,900	563,401
	Tern Properties	61,200	39,302
	Texhong Textile Group, Ltd.	1,930,000	307,812
	Texwinca Holdings, Ltd.	3,610,000	2,694,425
*	The Sun’s Group, Ltd.	25,506	6,796
#	Tian An China Investments	3,081,275	4,664,878
	Tian Teck Land	1,098,000	827,444
*	Titan Petrochemicals Group, Ltd.	10,420,000	741,279
*	Tomorrow International Holdings, Ltd.	1,296,420	209,315
#	Tongda Group Holdings, Ltd.	8,210,000	349,934
#	Top Form International, Ltd.	2,760,000	328,760
*	Topsearch International (Holdings), Ltd.	234,000	14,751
	Tristate Holdings, Ltd.	188,000	57,742
	Truly International Holdings	1,288,000	3,298,849
	Tungtex (Holdings) Co., Ltd.	910,000	227,409

15

	Tysan Holdings, Ltd.	1,040,773	135,459
*	United Power Investment, Ltd.	5,696,000	220,794
	Upbest Group, Ltd.	3,280,000	392,876
	U-Right International Holdings, Ltd.	4,746,000	171,633
	USI Holdings, Ltd.	1,452,999	1,119,499
	Van Shung Chong Holdings, Ltd.	359,335	51,027
#	Varitronix International, Ltd.	1,000,293	774,325
	Vedan International (Holdings), Ltd.	640,000	72,554
	Veeko International Holdings, Ltd.	1,480,466	45,047
#	Victory City International Holdings, Ltd.	1,839,457	505,805
	Vital Biotech Holdings, Ltd.	470,000	19,522
#	Vitasoy International Holdings, Ltd.	2,805,000	1,208,357
# *	VODone, Ltd.	2,826,000	819,507
# *	Vongroup, Ltd.	9,855,000	614,311
	VST Holdings, Ltd.	2,202,000	627,172
	Wah Ha Realty Co., Ltd.	278,600	89,769
	Wai Kee Holdings, Ltd.	2,057,738	820,850
	Wang On Group, Ltd.	12,416,460	283,837
*	Warderly International Holdings, Ltd.	520,000	32,058
*	Willie International Holdings, Ltd.	28,952,000	118,564
*	Winfoong International, Ltd.	1,210,000	47,883
#	Wing On Co. International, Ltd.	802,000	1,416,555
*	Wing Shan International, Ltd.	896,000	59,916
	Wong’s International (Holdings), Ltd.	737,641	71,008
	Wong’s Kong King International (Holdings), Ltd.	120,000	19,544
*	Wonson International Holdings, Ltd.	2,020,000	49,757
*	Xpress Group, Ltd.	3,464,000	103,566
	Y. T. Realty Group, Ltd.	965,000	235,569
	Yangtzekiang Garment, Ltd.	607,500	188,001
*	Yaohan International Holdings, Ltd.	974,000	—
	Yau Lee Holdings, Ltd.	534,000	118,333
	YGM Trading	284,000	189,304
	Yip’s Chemical Holdings, Ltd.	1,176,000	822,684
	Yugang International, Ltd.	21,940,000	821,056
*	Yunnan Enterprises Holdings, Ltd.	240,000	29,309
TOTAL COMMON STOCKS			238,941,397

RIGHTS/WARRANTS — (0.1%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	668,520
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	B.A.L. Holdings, Ltd. Rights 12/17/07	121	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	2,993
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	13,295
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	16,310
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	39,941
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	9,392
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,039
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,548,978	—
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	9,189
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/5/07	2,528,700	2,206
*	Riche Multi-Media Holdings, Ltd. Rights 12/07/07	353,000	—

16

*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	24,159
*	South China (China), Ltd. Rights 09/06/10	1,124,000	60,632
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	6,257
*	Tian An China Investments Rights 12/21/07	616,255	599,557
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	150
TOTAL RIGHTS/WARRANTS			1,459,640

TOTAL — HONG KONG			240,401,037

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,834
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,834

NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
	Abano Healthcare Group, Ltd.	31,300	112,615
	AFFCO Holdings, Ltd.	1,806,887	478,118
	Air New Zealand, Ltd.	76,676	105,660
	Cavalier Corp., Ltd.	283,674	689,638
	CDL Investments New Zealand, Ltd.	370,498	113,149
	Colonial Motor Co., Ltd.	126,795	345,055
	Ebos Group, Ltd.	150,552	586,634
	Fisher & Paykel Appliances Holdings, Ltd.	1,644,220	4,289,707
	Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292
	Freightways, Ltd.	643,710	1,825,163
#	Hallenstein Glassons Holdings, Ltd.	241,638	800,105
	Hellaby Holdings, Ltd.	225,492	432,652
	Horizon Energy Distribution, Ltd.	40,420	107,420
	Infratil, Ltd. (6459286)	1,602,505	3,419,176
*	Infratil, Ltd. (B24CYZ8)	231,120	299,490
#	Mainfreight, Ltd.	475,810	2,601,578
*	Methven, Ltd.	10,000	16,790
	Michael Hill International, Ltd.	1,567,460	1,203,670
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	732,441
	New Zealand Exchange, Ltd.	57,282	409,953
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,054,404
	New Zealand Refining Co., Ltd.	478,642	2,809,034
	Northland Port Corp. (New Zealand), Ltd.	219,997	515,862
	Nuplex Industries, Ltd.	463,957	2,514,025
	Port of Tauranga, Ltd.	601,252	3,095,306
*	Provenco Group, Ltd.	524,201	203,041
#	Pumpkin Patch, Ltd.	606,913	1,232,448
#	Pyne Gould Guinness, Ltd.	1,017,931	1,475,301
	Restaurant Brand New Zealand, Ltd.	369,175	253,261
*	Richina Pacific, Ltd.	309,644	108,355
*	Rubicon, Ltd.	995,760	694,785
#	Ryman Healthcare, Ltd.	2,510,698	4,116,833
	Sanford, Ltd.	418,047	1,336,649
	Scott Technology, Ltd.	60,843	92,388
*	Seafresh Fisheries, Ltd.	80,520	1,719
*	Skellerup Holdings, Ltd.	156,486	112,596

17

	Sky City Entertainment Group, Ltd.	1,896,268	6,932,200
	South Port New Zealand, Ltd.	30,744	55,540
#	Steel & Tube Holdings, Ltd.	404,138	1,172,552
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	39,700
*	Tenon, Ltd.	19,132	21,695
#	Tourism Holdings, Ltd.	402,452	718,022
*	Tower, Ltd.	954,231	1,618,068
	Trustpower, Ltd.	12,900	86,295
	Warehouse Group, Ltd.	357,417	1,692,657

TOTAL — NEW ZEALAND			57,440,042

SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# *	Addvalue Technologies, Ltd.	1,043,000	90,822
	Advanced Holdings, Ltd.	691,000	186,958
	AEM Holdings, Ltd.	558,000	52,726
	Allgreen Properties, Ltd.	1,316,000	1,473,594
	Apollo Enterprises, Ltd.	302,000	497,919
#	Aqua-Terra Supply Co., Ltd.	641,000	199,848
#	Armstrong Industrial Corp., Ltd.	1,460,000	375,377
*	ASA Group Holdings, Ltd.	586,000	42,981
	Ascott Group, Ltd.	2,367,000	2,271,000
#	Asia Environment Holdings, Ltd.	503,000	272,140
*	Asia Food and Properties, Ltd.	5,157,000	3,312,676
*	Asia-Pacific Strategic Inv Ltd	1,410	258
	ASL Marine Holdings, Ltd.	497,000	531,812
	A-Sonic Aerospace, Ltd.	626,996	74,004
	Aussino Group, Ltd.	967,000	222,812
*	Ban Joo - Company, Ltd.	1,952,000	129,841
	Best World International, Ltd.	307,500	163,741
	Beyonics Technology, Ltd.	1,945,800	515,207
	Bonvests Holdings, Ltd.	990,000	818,935
	BRC Asia, Ltd.	794,000	91,042
	Broadway Industrial Group, Ltd.	461,000	325,796
#	Brothers (Holdings), Ltd.	504,628	122,112
#	Bukit Sembawang Estates, Ltd	348,003	2,734,159
	CEI Contract Manufacturing, Ltd.	432,000	52,566
	Cerebos Pacific, Ltd.	560,000	1,668,514
#	CH Offshore, Ltd.	1,568,200	900,300
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	3,507,751
	Chemical Industries (Far East), Ltd.	105,910	71,168
*	China Auto Corp., Ltd.	3,040,700	220,418
	China Dairy Group, Ltd.	1,502,000	392,313
	China Merchants Holdings Pacific, Ltd.	652,000	438,049
*	China Petrotech Holdings	460,000	130,730
#	Chip Eng Seng Corp., Ltd.	1,775,000	762,140
	Chosen Holdings, Ltd.	1,284,000	158,687
	Chuan Hup Holdings, Ltd.	4,385,000	1,152,197
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	24,128
*	Compact Metal Industries, Ltd.	643,000	11,158
	Cougar Logistics Corp., Ltd.	237,500	91,478
	Courts Singapore, Ltd.	495,000	200,010
#	Creative Technology Co., Ltd.	262,900	1,160,847

18

	CSC Holdings, Ltd.	1,829,000	380,620
	CSE Global, Ltd.	1,893,000	1,643,602
#	CWT, Ltd.	1,384,500	1,242,548
#	Delong Holdings, Ltd.	1,287,000	1,916,154
*	Digiland International, Ltd.	12,033,000	124,381
*	Eagle Brand Holdings, Ltd.	5,158,000	269,203
#	ECS Holdings, Ltd.	1,375,000	626,605
	Ellipsiz, Ltd.	453,000	123,494
*	Eng Wah Organisation, Ltd.	265,000	136,270
	Engro Corp., Ltd.	354,000	279,985
*	Enviro-Hub Holdings, Ltd.	1,445,666	549,354
	Eu Yan Sang International, Ltd.	182,000	75,327
	Eucon Holdings, Ltd.	755,000	60,370
#	Ezra Holdings Pte, Ltd.	1,462,000	3,380,076
#	F.J. Benjamin Holdings, Ltd.	1,095,000	602,716
#	Federal International (2000), Ltd.	502,000	222,825
	Fischer Tech, Ltd.	244,000	42,048
	Food Empire Holdings, Ltd.	912,000	498,224
	Freight Links Express Holdings, Ltd.	3,893,000	258,230
	Frontline Technologies Corp., Ltd.	3,170,000	417,333
*	Fu Yu Corp., Ltd.	2,273,750	308,864
	GK Goh Holdings, Ltd.	1,494,000	1,161,018
# *	Global Voice Group, Ltd.	2,054,000	192,097
	Goodpack, Ltd.	1,592,000	2,532,977
	GP Industries, Ltd.	3,120,209	936,017
	Grand Banks Yachts, Ltd.	250,000	159,060
	Hersing Corp., Ltd.	642,500	242,120
#	Hi-P International, Ltd.	1,973,000	678,844
	Ho Bee Investment, Ltd.	1,471,000	1,515,530
#	Hong Fok Corp., Ltd.	1,975,600	1,806,007
#	Hong Leong Asia, Ltd.	1,048,000	2,475,868
	Hotel Grand Central, Ltd.	1,060,514	773,364
#	Hotel Plaza, Ltd.	1,189,000	1,547,054
	Hotel Properties, Ltd.	1,842,500	4,979,038
	Hour Glass, Ltd.	311,372	348,741
#	HTL International Holdings, Ltd.	1,839,843	746,103
	Huan Hsin Holdings, Ltd.	1,138,400	424,526
#	HupSteel, Ltd.	1,687,875	477,937
	Hwa Hong Corp., Ltd.	2,488,000	1,215,795
#	Hyflux, Ltd.	1,067,000	2,590,776
#	IDT Holdings, Ltd.	718,000	227,360
	IFS Capital, Ltd.	348,000	169,032
*	Informatics Education, Ltd.	1,339,000	60,532
	InnoTek, Ltd.	931,000	554,194
	Innovalues, Ltd.	1,040,000	194,559
*	Interra Resources, Ltd.	37,086	6,441
	Intraco, Ltd.	292,500	97,716
	IPC Corp., Ltd.	700,000	65,520
	Isetan (Singapore), Ltd.	122,500	356,327
	Jadason Enterprises, Ltd.	1,108,000	103,312
*	Jasper Investments, Ltd.	2,267,000	31,516
	Jaya Holdings, Ltd.	2,733,000	3,451,102
	JK Yaming International Holdings, Ltd.	907,000	256,816
#	Jurong Technologies Industrial Corp., Ltd.	1,713,600	515,419
	K1 Ventures, Ltd.	5,340,500	1,150,934

19

#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368
	Khong Guan Flour Milling, Ltd.	38,000	41,923
	Kian Ann Engineering, Ltd.	1,302,000	179,350
	Kian Ho Bearings, Ltd.	781,500	120,177
	Kim Eng Holdings, Ltd.	1,594,000	2,482,683
	Koh Brothers Group, Ltd.	1,494,000	335,888
#	KS Energy Services, Ltd.	800,000	1,820,378
*	L & M Group Investments, Ltd.	7,107,100	24,541
	Labroy Marine, Ltd.	3,343,000	6,538,436
	LanTroVision (S), Ltd.	5,028,750	175,446
	LC Development, Ltd.	2,041,254	526,785
	Lee Kim Tah Holdings, Ltd.	1,600,000	676,097
	Lion Asiapac, Ltd.	473,000	83,002
	Low Keng Huat Singapore, Ltd.	1,116,000	463,393
	Lum Chang Holdings, Ltd.	1,134,030	282,782
*	Manhattan Resources, Ltd.	668,000	279,838
	Manufacturing Integration Technology, Ltd.	588,000	69,258
*	MDR, Ltd.	2,040,000	84,653
# *	Mediaring.Com, Ltd.	4,262,500	591,631
	Memtech International, Ltd.	1,322,000	201,389
	Metro Holdings, Ltd.	2,256,960	1,694,806
#	Midas Holdings, Ltd.	1,342,000	1,357,879
#	Miyoshi Precision, Ltd.	553,500	78,273
	MobileOne, Ltd.	2,025,000	2,813,165
*	Multi-Chem, Ltd.	1,263,000	182,666
	Natsteel, Ltd.	414,000	416,214
#	Nera Telecommunications, Ltd.	1,450,000	367,324
	New Toyo International Holdings, Ltd.	1,043,000	232,993
# *	Orchard Parade Holdings, Ltd.	1,084,022	1,209,186
#	Osim International, Ltd.	1,965,600	921,503
	Ossia International, Ltd.	750,554	215,535
#	Pan-United Corp., Ltd.	2,193,000	1,192,513
	Parkway Holdings, Ltd.	441,000	1,157,500
	PCI, Ltd.	734,000	251,629
	Penguin Boat International, Ltd.	320,000	51,997
	Pertama Holdings, Ltd.	459,750	94,458
#	Petra Foods, Ltd.	881,000	857,131
	Popular Holdings, Ltd.	1,813,000	381,763
	PSC Corp., Ltd.	1,973,419	509,274
	QAF, Ltd.	881,000	268,392
	Qian Hu Corp., Ltd.	874,600	97,701
	Raffles Education Corp., Ltd.	2,403,000	5,353,282
	Robinson & Co., Ltd.	284,832	850,164
	Rotary Engineering, Ltd.	2,273,600	1,967,399
	San Teh, Ltd.	838,406	334,452
	SBS Transit, Ltd.	1,011,000	2,062,577
#	SC Global Developments, Ltd.	935,848	1,583,103
*	Sea View Hotel, Ltd.	66,000	—
# *	Seksun Corp., Ltd.	530,000	269,394
	Sim Lian Group, Ltd.	1,380,000	601,695
	Sing Investments & Finance, Ltd.	198,450	225,086
#	Singapore Food Industries, Ltd.	1,707,000	943,222
	Singapore Post, Ltd.	6,543,000	4,931,606
	Singapore Reinsurance Corp., Ltd	1,695,028	405,080
	Singapore Shipping Corp., Ltd.	1,930,000	673,109

20

	Singapura Finance, Ltd.	174,062	198,040
# *	Sinomem Technology, Ltd.	902,000	576,083
*	Sinwa, Ltd.	259,000	95,419
	SMB United, Ltd.	2,010,000	503,474
	SMRT Corp., Ltd.	3,293,000	3,664,967
	SNP Corp., Ltd.	466,495	366,563
#	SP Chemicals, Ltd.	813,000	561,348
*	SP Corp., Ltd.	454,000	38,139
	SSH Corp., Ltd.	1,307,000	331,871
#	Stamford Land Corp., Ltd.	3,229,000	1,322,638
*	Straco Corp., Ltd.	130,000	16,881
	Straits Trading Co., Ltd.	1,117,200	3,691,004
	Sunningdale Tech, Ltd.	1,332,000	292,268
	Sunright, Ltd.	378,000	82,002
	Superbowl Holdings, Ltd.	980,000	203,496
	Superior Multi-Packaging, Ltd.	490,500	47,830
	Tat Hong Holdings, Ltd.	1,194,000	2,616,240
*	Thakral Corp., Ltd.	6,028,000	438,559
	Tiong Woon Corp. Holding, Ltd.	1,359,000	852,333
	Transmarco, Ltd.	106,500	52,495
	Trek 2000 International, Ltd.	1,004,000	242,785
	TT International, Ltd.	2,742,480	294,752
*	Tuan Sing Holdings, Ltd.	3,362,000	734,249
	UMS Holdings, Ltd.	941,000	234,155
#	Unisteel Technology, Ltd.	1,521,875	1,808,047
	United Engineers, Ltd.	846,666	2,171,686
*	United Envirotech, Ltd.	352,000	66,755
	United Overseas Insurance, Ltd.	188,250	509,141
*	United Pulp & Paper Co., Ltd.	708,000	118,222
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,705,577
	Vicom, Ltd.	120,000	145,322
#	WBL Corp., Ltd.	720,000	1,973,183
	Wheelock Properties (S), Ltd.	861,000	1,285,434
#	Wing Tai Holdings, Ltd.	1,127,800	2,062,385
	Xpress Holdings, Ltd.	3,079,000	287,102
	Yellow Pages (Singapore), Ltd.	299,000	216,039
	YHI International, Ltd.	1,174,000	295,858
*	Yoma Strategic Holdings, Ltd.	132,000	23,243
# *	Yongnam Holdings, Ltd.	1,970,000	415,652
*	Zhongguo Jilong, Ltd.	249,876	7,633
TOTAL COMMON STOCKS			159,919,054

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	4,506
# *	Goodpack, Ltd. Rights 07/16/09	199,000	68,715
*	Hotel Plaza, Ltd. Rights 12/19/07	594,500	75,564
*	Jurong Technologies Industrial Corp., Ltd. Rights 12/10/07	514,080	15,976
*	Qian Hu Corp, Ltd. Warrants 9/19/10	204,100	17,267
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,545
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	110,200
TOTAL RIGHTS/WARRANTS			306,773

TOTAL — SINGAPORE			160,225,827

21

	UNITED KINGDOM — (0.0%)
	COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	5,591

	UNITED STATES — (0.0%)
	COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	—
# *	Peplin, Inc.	391,543	269,717
	TOTAL — UNITED STATES		269,717

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	4,097,000

	SECURITIES LENDING COLLATERAL — (27.5%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162
	TOTAL SECURITIES LENDING COLLATERAL		454,229,576

	TOTAL INVESTMENTS - (100.0%) (Cost $1,263,895,537)		$1,650,300,720

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
	4imprint Group P.L.C.	96,735	$413,406
*	Abbeycrest P.L.C.	42,590	17,950
	Aga Foodservice Group P.L.C.	482,646	3,723,659
	Alba P.L.C.	184,693	384,434
	Alexandra P.L.C.	124,343	250,976
	Alexon Group P.L.C.	229,363	603,483
	Arena Leisure P.L.C.	1,411,547	1,574,992
	Avesco Group P.L.C.	44,438	93,284
	Avon Rubber P.L.C.	126,434	428,065
	Bellway P.L.C.	298,107	5,945,317
#	Blacks Leisure Group P.L.C.	181,058	838,894
	Bloomsbury Publishing P.L.C.	281,545	694,444
	Bovis Homes Group P.L.C.	496,620	6,452,248
	BPP Holdings P.L.C.	222,896	3,381,984
	Caffyns P.L.C.	6,000	124,589
	Carpetright P.L.C.	141,976	3,111,946
* #	Celtic P.L.C.	61,138	79,649
	Centaur Media P.L.C.	599,070	1,170,800
	Chime Communications P.L.C.	1,055,433	748,900
	Chrysalis Group P.L.C.	526,419	1,191,662
	Churchill China P.L.C.	30,000	188,403
	Clinton Cards P.L.C.	740,506	904,893
	Colefax Group P.L.C.	60,000	241,049
	Cosalt P.L.C.	82,921	555,003
	Creston P.L.C.	213,773	395,868
	Dawson Holdings P.L.C.	253,045	536,125
	Dignity P.L.C.	252,324	4,108,940
*	Entertainment Rights P.L.C.	2,258,940	834,999
	Euromoney Institutional Investor P.L.C.	360,841	3,000,868
	Findel P.L.C.	380,020	4,787,638
*	Forminster P.L.C.	43,333	3,341
#	French Connection Group P.L.C.	384,233	867,145
	Fuller Smith &Turner P.L.C.	132,742	1,693,120
	Future P.L.C.	1,363,027	941,842
*	Galiform P.L.C.	2,349,090	4,511,400
	Game Group P.L.C.	1,507,827	6,108,755
#	Games Workshop Group P.L.C.	104,823	426,526
*	Gaskell P.L.C.	36,000	1,850
	GCAP Media P.L.C.	688,164	1,802,316
	Greene King P.L.C.	411,407	6,921,476
	Halfords Group P.L.C.	954,932	6,103,313
	Haynes Publishing Group P.L.C.	14,703	92,952
	Headlam Group P.L.C.	317,864	3,220,561
	Henry Boot P.L.C.	439,079	1,545,638

1

*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,650,324	3,838,494
	Holidaybreak P.L.C.	182,382	2,499,964
	Hornby P.L.C.	154,220	801,935
*	HR Owen P.L.C.	71,542	196,083
	Huntsworth P.L.C.	818,058	1,350,761
	J.D. Wetherspoon P.L.C.	552,111	4,535,642
	JJB Sports P.L.C.	949,037	2,706,860
	John David Group P.L.C.	126,388	1,029,849
	John Menzies P.L.C.	244,534	2,667,596
	Johnston Press P.L.C.	618,693	3,402,596
	Kesa Electricals P.L.C.	278,297	1,351,454
*	Lambert Howarth Group P.L.C.	43,203	16,432
	Land of Leather Holdings P.L.C.	194,670	738,767
	Laura Ashley Holdings P.L.C.	2,887,571	1,519,677
	Lookers P.L.C.	709,211	1,866,672
#	Luminar Group Holdings P.L.C.	268,448	2,892,230
	Mallett P.L.C.	46,337	181,906
	Manganese Bronze Holdings P.L.C.	68,818	849,433
	Marchpole Holdings P.L.C.	111,635	111,232
*	Mice Group P.L.C.	844,000	104,112
	Millennium and Copthorne Hotels P.L.C.	298,578	2,853,710
*	Monsoon P.L.C.	71,000	611,920
	Moss Bros Group P.L.C.	234,511	193,212
	Mothercare P.L.C.	305,941	2,199,380
	N Brown Group P.L.C.	1,002,689	5,092,399
	Next Fifteen Communications P.L.C.	25,000	37,491
*	Nord Anglia Education P.L.C.	130,842	692,543
*	NXT P.L.C.	139,588	23,676
*	Pace Micro Technology P.L.C.	769,447	1,506,509
*	Partridge Fine Arts P.L.C.	26,127	22,292
#	Pendragon P.L.C.	2,285,154	1,821,634
#	Photo-Me International P.L.C.	1,340,534	1,103,575
	Pinewood Shepperton P.L.C.	187,350	929,203
*	Pittards P.L.C.	60,985	4,368
	Portmeirion Group P.L.C.	22,856	137,991
*	Pressac P.L.C.	78,129	1,205
	Redrow P.L.C.	644,914	4,645,550
*	Regent Inns P.L.C.	459,957	404,576
	Restaurant Group P.L.C.	753,607	3,374,872
	ScS Upholstery P.L.C.	127,472	294,179
*	Shellshock, Ltd.	850	1,014
	Sirdar P.L.C.	22,000	12,459
	SMG P.L.C.	965,594	247,893
	Smiths News P.L.C.	635,227	1,455,313
*	Southampton Leisure Holdings P.L.C.	19,615	17,725
*	Sportech P.L.C.	3,392,939	714,391
	St Ives Group P.L.C.	432,276	2,219,569
	St. Jame’s Place P.L.C.	138,322	864,475
*	Stylo P.L.C.	64,096	63,411
	Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905
	Ted Baker P.L.C.	161,948	1,769,048
*	TG21 P.L.C.	85,507	8,918
	The Character Group P.L.C.	97,314	312,109
	The Vitec Group P.L.C.	150,307	1,768,150

2

*	Tinopolis P.L.C.	175,752	101,553
	Topps Tiles P.L.C.	783,092	2,614,198
*	Torotrak P.L.C.	449,280	249,641
*	Tradus P.L.C.	70,899	2,475,428
	UTV Media P.L.C.	217,432	1,198,823
	Wagon P.L.C.	227,775	131,590
*	Wembley P.L.C.	68,694	14,123
*	Westcity P.L.C.	96,111	63,602
	WH Smith P.L.C.	635,227	4,152,345
	Wilmington Group P.L.C.	356,207	1,503,011
#	Woolworths Group P.L.C.	5,587,422	1,696,965
Total Consumer Discretionary			170,621,342

Consumer Staples — (4.7%)
	Anglo-Eastern Plantations P.L.C.	111,453	879,166
	Barr (A.G.) P.L.C.	66,137	1,590,101
*	Britvic P.L.C.	235,183	1,674,936
	Cranswick P.L.C.	179,621	2,917,495
	Dairy Crest Group P.L.C.	540,816	6,657,667
	Devro P.L.C.	623,198	1,099,446
	Emap P.L.C.	72,621	1,241,357
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,377,848
	Marston’s P.L.C.	1,247,442	8,609,175
	Mcbride P.L.C.	935,102	3,029,401
	Nichols P.L.C.	66,550	334,079
	Northern Foods P.L.C.	2,023,798	3,959,195
	Premier Foods P.L.C.	1,020,492	4,191,090
	PZ Cussons P.L.C.	1,506,491	6,726,983
	R.E.A. Holdings P.L.C.	49,233	500,404
	Robert Wiseman Dairies P.L.C.	290,033	3,013,421
	Signet Group P.L.C.	555,211	714,523
	Swallowfield P.L.C.	15,000	23,383
	Thorntons P.L.C.	313,060	1,145,429
	Uniq P.L.C.	463,373	1,958,105
	Young & Co’s Brewery P.L.C.	10,000	440,164
#	Young & Co’s Brewery P.L.C. Class A	5,234	241,563
Total Consumer Staples			55,324,931

Energy — (8.8%)
	Abbot Group P.L.C.	896,741	6,071,854
	Anglo Pacific Group P.L.C.	395,642	1,432,580
	Burren Energy P.L.C.	476,536	12,229,468
*	Dana Petroleum P.L.C.	337,760	9,190,529
*	Emerald Energy P.L.C.	220,639	908,051
	Expro International Group P.L.C.	429,435	8,954,966
*	Fortune Oil P.L.C.	5,933,254	948,350
	Hunting P.L.C.	485,389	6,995,372
	James Fisher & Sons P.L.C.	192,145	2,456,909
	JKX Oil and Gas P.L.C.	592,186	4,532,062
	John Wood Group P.L.C.	1,504,358	12,695,851
	KBC Advanced Technologies P.L.C.	163,011	153,276
	Lupus Capital P.L.C.	429,989	76,959
	Melrose Resources P.L.C.	388,991	2,638,511
*	Premier Oil P.L.C.	335,038	8,937,404

3

* #	Soco International P.L.C.	294,449	14,071,036
*	UK Coal P.L.C.	590,118	5,149,066
	Venture Production P.L.C.	437,094	7,146,277
Total Energy			104,588,521

Financials — (14.3%)
	A & J Mucklow Group P.L.C.	221,136	1,325,967
	Aberdeen Asset Management P.L.C.	2,493,376	8,592,838
	Amlin P.L.C.	513,366	3,259,428
	Arbuthnot Banking Group P.L.C.	67,329	671,476
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	861,087	2,915,404
	Benfield Group, Ltd. P.L.C.	336,916	2,106,880
	Brewin Dolphin Holdings P.L.C.	895,086	3,143,582
	Brit Insurance Holdings P.L.C.	1,320,379	6,964,099
	Brixton P.L.C.	626,766	4,085,562
	Capital & Regional P.L.C.	279,419	3,149,938
	Catlin Group, Ltd.	242,131	2,088,501
	Charles Stanley Group P.L.C.	127,317	681,061
	Chesnara P.L.C.	92,900	334,117
	Close Brothers Group P.L.C.	99,664	1,845,473
*	CLS Holdings P.L.C.	262,590	2,163,653
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,446,915
	Daejan Holdings P.L.C.	43,621	2,821,473
	Derwent London P.L.C.	345,803	10,690,288
	Development Securities P.L.C.	177,708	1,490,249
	DTZ Holdings P.L.C.	209,951	1,408,182
#	Erinaceous Group P.L.C.	465,172	80,924
	Evolution Group P.L.C.	1,152,902	2,508,535
#	F&C Asset Management P.L.C.	1,670,683	6,933,855
#	Grainger P.L.C.	436,048	3,351,263
	Great Portland Estates P.L.C.	625,131	6,431,067
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	797,785
	Helical Bar P.L.C.	414,939	3,230,087
	Henderson Group P.L.C.	2,973,714	8,786,434
	Highway Insurance Holdings P.L.C.	844,999	1,251,560
	Hiscox, Ltd.	1,606,168	8,815,949
	IG Group Holdings P.L.C.	1,209,607	10,165,082
*	Industrial & Commercial Holdings P.L.C.	5,000	154
	Intermediate Capital Group P.L.C.	181,009	6,732,416
#	Jardine Lloyd Thompson Group P.L.C.	817,253	6,004,935
	Kiln, Ltd.	1,128,975	2,448,131
	Liontrust Asset Management P.L.C.	129,935	881,505
	London Scottish Bank P.L.C.	491,096	792,703
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,949,861
	McKay Securities P.L.C.	32,232	199,364
*	Minerva P.L.C.	601,226	1,967,607
*	Novae Group P.L.C.	743,167	488,741
	Panmure Gordon & Co. P.L.C.	15,272	34,229
#	Paragon Group of Cos. P.L.C.	153,200	440,322
	Park Group P.L.C.	291,600	95,655
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	171

4

	Quintain Estates & Development P.L.C.	161,208	1,981,007
	Rathbone Brothers P.L.C.	150,689	3,415,322
	Rensburg Sheppards P.L.C.	174,975	2,203,330
	Rugby Estates P.L.C.	15,328	127,468
	S&U P.L.C.	21,140	185,271
	Savills P.L.C.	443,892	2,886,670
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	503,839	5,931,988
	Shore Capital Group P.L.C.	1,227,370	1,140,389
	ST Modwen Properties P.L.C.	496,506	4,324,101
*	Terence Chapman Group P.L.C.	62,500	408
	Town Centre Securities P.L.C.	206,327	1,495,625
	Tullett Prebon P.L.C.	247,502	2,412,550
	Unite Group P.L.C.	457,428	3,845,926
	Warner Estate Holdings P.L.C.	172,730	1,588,985
	Workspace Group P.L.C.	598,597	3,478,165
Total Financials			170,597,905

Health Care — (3.2%)
*	Acambis P.L.C.	372,178	1,012,504
*	Alizyme P.L.C.	660,805	1,052,224
*	Antisoma P.L.C.	1,755,079	1,077,611
*	Ark Therapeutics Group P.L.C.	654,350	1,348,997
* #	Axis-Shield P.L.C.	215,716	1,165,466
*	BBI Holdings P.L.C.	40,315	129,651
* #	Biocompatibles International P.L.C.	150,111	438,761
*	Bionostics P.L.C.	171,391	50,147
*	Bioquell P.L.C.	90,893	371,638
*	BTG P.L.C.	489,797	1,040,738
	Care UK P.L.C.	205,547	1,822,062
*	Clinical Computing P.L.C.	46,666	2,938
	Consort Medical P.L.C.	114,539	1,448,057
	Corin Group P.L.C.	151,637	1,867,208
	Dechra Pharmaceuticals P.L.C.	204,340	1,406,989
*	Genetix Group P.L.C.	151,246	165,545
*	Global Health Partner P.L.C.	800	1,933
	Goldshield Group P.L.C.	123,034	636,356
*	Gyrus Group P.L.C.	623,812	7,774,656
	Hikma Pharmaceuticals P.L.C.	279,807	2,713,668
*	MDY Healthcare P.L.C.	9,000	12,056
	Nestor Healthcare Group P.L.C.	443,850	307,735
*	Osmetech P.L.C.	66,935	33,510
*	Oxford Biomedica P.L.C.	2,007,523	907,679
*	Phytopharm P.L.C.	104,349	74,930
*	Pinnacle Staffing Group P.L.C.	303,219	28,061
*	Protherics P.L.C.	1,046,492	1,181,608
*	Provalis P.L.C.	796,584	4,913
*	Skyepharma P.L.C.	2,745,363	733,918
	SSL International P.L.C.	779,371	8,066,732
*	Vectura Group P.L.C.	491,081	635,684
*	Vernalis P.L.C.	1,131,506	229,222
	William Ransom & Son P.L.C.	30,000	12,050
Total Health Care			37,755,247

5

Industrials — (34.9%)
*	AEA Technology P.L.C.	539,970	1,156,334
	Aggreko P.L.C.	1,047,234	10,911,260
	Air Partner P.L.C.	38,153	835,911
*	Airflow Streamline P.L.C.	20,500	24,656
	Alfred McAlpine P.L.C.	407,456	4,387,611
	Alumasc Group P.L.C.	131,547	584,660
	Amec P.L.C.	762,317	12,027,803
	Arriva P.L.C.	577,614	9,690,241
	Ashtead Group P.L.C.	1,785,154	2,790,905
	Atkins WS P.L.C.	445,124	11,058,742
*	Autologic Holdings P.L.C.	96,590	141,138
* #	Avis Europe P.L.C.	3,154,308	1,866,378
	Babcock International Group P.L.C.	857,669	10,393,531
	Balfour Beatty P.L.C.	30,053	301,920
*	BB Holdings, Ltd.	8,709	42,583
	BBA Aviation P.L.C.	839,469	3,767,181
	Biffa P.L.C.	211,347	1,402,871
	Bodycote International P.L.C.	1,195,464	6,090,580
	Braemar Shipping Services P.L.C.	73,913	652,885
	Brammer P.L.C.	189,691	881,369
	BSS Group P.L.C.	489,028	4,469,134
	Business Post Group P.L.C.	204,928	1,177,818
*	C.H. Bailey P.L.C.	20,950	54,014
	Camellia P.L.C.	2,437	424,052
	Carillion P.L.C.	1,160,755	8,818,156
*	Carlisle Group, Ltd.	3,400	9,089
	Carr’s Milling Industries P.L.C.	35,330	401,550
	Carter & Carter Group P.L.C.	122,848	208,367
	Castings P.L.C.	163,887	976,395
	Charles Taylor Consulting P.L.C.	143,225	937,703
*	Charter P.L.C.	613,283	10,878,338
	Chemring Group P.L.C.	134,781	5,929,637
	Chloride Group P.L.C.	1,054,622	4,049,243
	Christian Salvesen P.L.C.	950,714	1,785,341
	Christie Group P.L.C.	53,263	172,368
	Clarkson P.L.C.	54,733	1,219,887
	Communisis P.L.C.	577,296	841,755
	Cookson Group P.L.C.	780,702	11,967,847
*	Corporate Services Group P.L.C.	3,685,688	144,969
*	Costain Group P.L.C.	1,306,155	718,446
*	Danka Business Systems P.L.C.	1,029,605	74,745
	Dart Group P.L.C.	296,000	385,488
	Davis Service Group P.L.C.	701,142	7,619,306
	De La Rue P.L.C.	631,439	11,318,867
	Dewhurst P.L.C.	9,000	39,042
	Domino Printing Sciences P.L.C.	449,538	2,450,149
*	easyJet P.L.C.	742,283	8,592,046
	Eleco P.L.C.	104,685	228,688
*	Eliza Tinsley Group P.L.C.	19,844	3,672
	Enodis P.L.C.	1,641,473	5,814,151
	Fenner P.L.C.	609,311	2,960,533
	FKI P.L.C.	2,265,782	3,601,533
	Forth Ports P.L.C.	187,302	7,008,426

6

*	Fortress Holdings P.L.C.	120,728	6,826
	FW Thorpe P.L.C.	24,000	303,260
	Galliford Try P.L.C.	1,475,611	3,839,320
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	247,886
	Go-Ahead Group P.L.C.	178,245	9,062,610
	Hampson Industries P.L.C.	320,091	1,102,814
	Harvey Nash Group P.L.C.	261,144	298,739
	Havelock Europa P.L.C.	141,758	321,947
#	Helphire P.L.C.	570,202	4,418,236
*	Heywood Williams Group P.L.C.	323,020	347,656
	Homeserve P.L.C.	238,474	8,727,754
	Hyder Consulting P.L.C.	159,637	1,571,911
	IMI P.L.C.	181,658	1,687,607
	Interserve P.L.C.	512,988	4,971,859
	Intertek Group P.L.C.	615,784	11,448,487
*	Invensys P.L.C.	1,628,063	8,332,032
	ITE Group P.L.C.	1,007,435	3,530,416
	J. Smart & Co. (Contractors) P.L.C.	22,500	364,283
	James Halstead P.L.C.	104,416	1,244,473
	Johnson Service Group P.L.C.	206,862	250,787
	Keller Group P.L.C.	285,825	4,787,189
	Kier Group P.L.C.	145,769	4,802,849
	Latchways P.L.C.	42,476	816,361
	Lavendon Group P.L.C.	157,181	1,629,472
	Lincat Group P.L.C.	14,452	186,988
	Low & Bonar P.L.C.	707,849	1,663,780
	Management Consulting Group P.L.C.	1,055,808	694,666
	Meggitt P.L.C.	81,050	518,212
	Metalrax Group P.L.C.	508,719	198,734
	Michael Page International P.L.C.	1,292,259	8,686,749
	Mitie Group P.L.C.	1,263,634	7,150,545
	MJ Gleeson Group P.L.C.	195,875	1,409,837
	Molins P.L.C.	82,233	240,190
	Morgan Crucible Co. P.L.C.	1,212,085	6,515,493
	Morgan Sindall P.L.C.	175,758	4,366,488
	Mouchel Parkman P.L.C.	437,972	3,974,497
	MS International P.L.C.	71,500	330,328
	National Express Group P.L.C.	87,103	2,120,091
	Northgate P.L.C.	293,546	4,503,884
*	OneSource Services, Inc.	544	45,843
	OPD Group P.L.C.	102,094	430,745
	Parkwood Holdings P.L.C.	62,980	136,704
	PayPoint P.L.C.	53,251	718,374
	Regus Group P.L.C.	3,865,759	6,519,168
*	Renold P.L.C.	270,995	523,124
	Ricardo P.L.C.	220,336	1,371,164
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,162,998
	ROK P.L.C.	633,380	1,730,825
	RPS Group P.L.C.	824,831	5,117,308
	Senior P.L.C.	1,562,041	3,562,982
	Serco Group P.L.C.	134,385	1,313,570
	Severfield-Rowen P.L.C.	354,372	3,683,037
	Shanks Group P.L.C.	969,620	4,376,967

7

	SIG P.L.C.	487,628	8,665,468
	Speedy Hire P.L.C.	183,252	3,227,882
*	Spice P.L.C.	3,967	41,055
	Spirax-Sarco Engineering P.L.C.	318,471	6,298,786
	Spring Group P.L.C.	596,238	571,010
	Stagecoach Group P.L.C.	1,492,069	7,573,445
*	Stanelco P.L.C.	2,148,370	14,125
	Sthree P.L.C.	82,165	330,522
	T. Clarke P.L.C.	148,717	554,056
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	943,765
	TDG P.L.C.	326,296	1,402,976
*	The 600 Group P.L.C.	218,038	232,085
	The Weir Group P.L.C.	853,629	13,722,292
	Tomkins P.L.C.	534,579	2,148,087
*	Trafficmaster P.L.C.	553,279	563,625
	Travis Perkins P.L.C.	116,804	3,191,848
	Tribal Group P.L.C.	125,000	313,762
	Trifast P.L.C.	359,985	484,622
	Ultra Electronics Holdings P.L.C.	279,339	6,810,379
	Umeco P.L.C.	177,143	2,204,536
* #	Volex Group P.L.C.	241,088	696,637
	Vp P.L.C.	172,286	1,460,733
	VT Group P.L.C.	708,023	9,376,850
	Waterman Group P.L.C.	108,139	368,837
	Whatman P.L.C.	520,176	2,028,153
	White Young Green P.L.C.	183,454	1,481,652
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,807
	Wincanton P.L.C.	478,403	3,954,495
	WSP Group P.L.C.	270,216	3,819,428
	XP Power, Ltd.	73,546	375,433
Total Industrials			414,529,730

Information Technology — (11.4%)
	Abacus Group P.L.C.	285,469	445,293
	Acal P.L.C.	104,729	430,275
	Aegis Group P.L.C.	454,442	1,040,125
*	Alterian P.L.C.	179,139	497,727
	Anite P.L.C.	1,273,342	1,139,926
*	ARC International P.L.C.	623,793	467,411
	ARM Holdings P.L.C.	1,579,285	4,313,636
*	Autonomy Corp. P.L.C.	735,861	12,067,144
	Aveva Group P.L.C.	288,041	5,598,119
	Axon Group P.L.C.	251,554	2,971,142
*	Blinkx P.L.C.	696,972	314,843
	CML Microsystems P.L.C.	18,361	34,502
	Computacenter P.L.C.	397,656	1,371,254
*	CSR P.L.C.	250,291	3,274,544
	Detica Group P.L.C.	485,719	2,295,555
	Dialight P.L.C.	111,362	295,208
	Dicom Group P.L.C.	325,477	1,272,075
	Dimension Data Holdings P.L.C.	939,000	1,186,954
	Diploma P.L.C.	89,213	1,742,684
	E2V Technologies P.L.C.	254,720	1,464,940

8

	Electrocomponents P.L.C.	1,509,894	6,868,178
	Electronic Data Processing P.L.C.	55,200	58,457
*	Eurodis Electron P.L.C.	2,118,657	45,736
	Fidessa Group P.L.C.	134,098	2,642,026
*	Filtronic P.L.C.	338,741	1,214,710
	Financial Objects P.L.C.	17,000	16,709
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	196,948
*	Gresham Computing P.L.C.	204,631	286,762
	Halma P.L.C.	1,554,692	6,849,328
*	Imagination Technologies Group P.L.C.	908,378	2,039,147
*	Innovation Group P.L.C.	2,537,718	1,603,182
*	Intec Telecom Systems P.L.C.	1,201,847	989,180
	Intelek P.L.C.	49,880	20,347
	Kewill Systems P.L.C.	309,597	576,482
	Laird Group P.L.C.	696,658	8,392,854
	Macro 4 P.L.C.	68,736	224,303
	Micro Focus International P.L.C.	465,120	2,678,021
	Microgen P.L.C.	404,360	291,040
	Misys P.L.C.	2,032,165	8,387,962
*	Monitise P.L.C.	450,565	136,379
*	Morse P.L.C.	367,208	516,755
	MTL Instruments Group P.L.C.	71,580	868,059
*	nCipher P.L.C.	110,961	562,200
	Netstore P.L.C.	143,737	78,407
	Northgate Information Solutions P.L.C.	2,006,015	2,722,670
	NSB Retail Systems P.L.C.	1,498,343	667,928
	Oxford Instruments P.L.C.	194,358	807,271
*	Parity Group P.L.C.	7,621	9,882
	Phoenix IT Group, Ltd.	178,926	1,147,728
*	Plasmon P.L.C.	259,985	92,323
	Premier Farnell P.L.C.	1,411,409	4,123,757
	Psion P.L.C.	513,902	1,027,253
	Raymarine P.L.C.	289,080	1,266,410
	Renishaw P.L.C.	222,795	2,931,937
	RM P.L.C.	369,199	1,517,520
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	368,996	7,458,499
*	SCI Entertainment Group P.L.C.	286,579	1,431,257
*	Scipher P.L.C.	34,563	799
*	SDL P.L.C.	279,025	1,608,622
	Spectris P.L.C.	508,179	8,013,242
*	Spirent Communications P.L.C.	3,268,201	4,250,174
*	Superscape Group P.L.C.	431,879	77,311
	TT electronics P.L.C.	543,437	1,449,271
	United Business Media P.L.C.	232,623	3,054,278
	Vega Group P.L.C.	80,607	449,671
	Vislink P.L.C.	588,460	629,395
*	Wolfson Microelectronics P.L.C.	453,006	2,204,257
	Xaar P.L.C.	220,887	906,709
	Zetex P.L.C.	324,690	337,138
Total Information Technology			135,951,831

Materials — (3.4%)
*	Amberley Group P.L.C.	175,000	31,032

9

*	API Group P.L.C.	103,483	42,507
	British Polythene Industries P.L.C.	102,332	580,083
	Carclo P.L.C.	214,230	424,901
	Chamberlin P.L.C.	18,000	74,066
*	Chapelthorpe P.L.C.	63,180	46,381
*	Coral Products P.L.C.	50,000	7,710
	Croda International P.L.C.	506,879	6,063,574
	Delta P.L.C.	500,743	1,170,863
	DS Smith P.L.C.	1,629,320	7,031,837
	Dyson Group P.L.C.	127,757	472,726
	Elementis P.L.C.	1,911,621	3,303,136
	Ennstone P.L.C.	1,940,949	1,458,088
	Filtrona P.L.C.	724,553	3,317,723
	Foseco P.L.C.	145,540	827,858
	Hill & Smith Holdings P.L.C.	280,223	1,919,617
	Inmarsat P.L.C.	73,437	717,311
*	Inveresk P.L.C.	125,000	25,046
	Macfarlane Group P.L.C.	378,287	217,201
	Marshalls P.L.C.	662,347	3,949,389
	Opsec Security Group P.L.C.	117,822	136,406
	Porvair P.L.C.	158,128	370,361
	RPC Group P.L.C.	402,719	1,923,672
*	Scapa Group P.L.C.	456,918	302,356
	Treatt P.L.C.	14,957	91,905
	Victrex P.L.C.	314,861	4,425,080
	Yule Catto & Co. P.L.C.	540,291	1,876,152
	Zotefoams P.L.C.	96,852	181,977
Total Materials			40,988,958

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	858,120	3,215,252
	Kcom Group P.L.C.	1,880,740	2,161,966
*	Redstone P.L.C.	125,910	179,150
	Telecom Plus P.L.C.	294,204	1,114,083
*	THUS Group P.L.C.	600,824	1,672,073
	Trinity Mirror P.L.C.	187,336	1,303,173
* #	Vanco P.L.C.	232,704	822,402
Total Telecommunication Services			10,468,099

Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	257,856
	Hydro International P.L.C.	27,669	106,927
	Northumbrian Water Group P.L.C.	942,566	6,792,202
	Pennon Group P.L.C.	43,182	599,595
Total Utilities			7,756,580

TOTAL COMMON STOCKS			1,148,583,144

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,349

10

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* SMG P.L.C. Rights 12/18/07	1,931,188	30,969
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		30,969

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000

SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/07/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287

TOTAL SECURITIES LENDING COLLATERAL		39,339,158

TOTAL INVESTMENTS - (100.0%) (Cost $837,642,168)		$1,188,779,620

See accompanying Notes to Financial Statements.

11

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
	Agrana Beteiligungs AG	17,295	$1,750,125
	Andritz AG	109,548	6,763,129
	Austria Email AG	715	6,631
* #	Austrian Airlines AG	133,921	1,127,265
	BKS Bank AG	520	84,442
* #	BWIN Interactive Entertainment AG	81,529	2,851,108
	BWT AG	28,425	1,853,627
*	CA Immobilien Anlagen AG	134,542	3,097,761
*	Christ Water Techology AG	24,819	419,479
	Constantia Packaging AG	28,088	1,987,810
*	Conwert Immobilien Invest AG	54,426	936,847
	Eybl International AG	3,191	55,172
	Flughafen Wien AG	32,850	3,709,917
	Frauenthal Holding AG	10,460	333,241
*	Intercell AG	90,752	3,433,572
*	Josef Manner & Co. AG	870	67,838
#	Lenzing AG	4,366	2,348,978
#	Mayr-Melnhof Karton AG	26,804	3,017,513
	Oberbank AG	10,838	2,342,942
	Palfinger AG	47,348	2,175,202
*	RHI AG	96,015	3,933,007
	Rosenbauer International AG	11,816	602,913
*	S&T System Integration & Technology Distribution AG	6,404	466,922
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	3,038,876
* #	Sparkassen Immobilien AG	58,185	672,538
	UBM Realitaetenentwicklung AG	1,440	107,506
	Uniqa Versicherungen AG	150,681	4,775,521
	Wolford AG	8,054	357,452

TOTAL — AUSTRIA			52,317,334

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	85,898	8,768,567
	Agfa Gevaert NV	123,370	1,357,187
	Banque Nationale de Belgique	980	4,542,110
	Barco NV	54,729	4,226,548
	Bekaert SA	59,440	8,244,505
#	Brantano Group NV	6,251	493,047
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	252,537
	Cofinimmo SA	3,921	751,346
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	25
#	Compagnie d’Entreprises CFE	2,080	4,238,712
#	Compagnie Immobiliere de Belgique SA	10,849	603,228

1

#	Compagnie Maritime Belge SA	64,297	5,758,788
	Cumerio NV SA	9,586	391,481
#	Deceuninck NV	63,700	1,492,768
	Dolmen Computer Applications NV	18,960	357,855
	D’Ieteren NV SA	13,235	5,120,801
#	Duvel Moorgat SA	9,169	592,195
	Econocom Group SA	67,440	775,924
#	Elia System Operator SA NV	117,849	4,842,230
#	Euronav SA	89,385	2,944,956
	EVS Broadcast Equipment SA	5,500	653,495
#	Exmar NV	78,816	2,549,552
	Floridienne SA	2,033	353,418
	Henex	7,487	555,651
*	ICOS Vision Systems NV	35,433	1,409,922
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	492,551
* #	Innogenetics NV	75,886	655,577
*	Integrated Production & Test Engineering NV	9,275	145,791
*	International Brachtherapy SA	35,773	167,830
*	Ion Beam Application	69,021	1,948,951
	Jensen-Group NV	14,485	193,242
	Kinepolis	16,788	887,026
	Lotus Bakeries SA	1,401	469,222
#	Melexis NV	88,696	1,404,877
#	Omega Pharma SA	87,533	6,095,302
* #	Option NV	114,120	972,950
*	Papeteries Catala SA	315	55,645
	Picanol	16,620	371,983
* #	Real Software NV	639,542	373,482
#	Recticel SA	52,387	777,922
*	Resilux	4,095	232,649
	Rosier SA	655	207,166
#	Roularta Media Group NV	17,839	1,363,024
	Sapec SA	3,635	543,072
*	SAPEC SA Strip VVPR	75	213
	Sioen Industries NV	52,140	699,916
	Sipef NV	2,481	1,387,008
*	Spector Photo Group SA	81,828	143,421
*	Systemat-Datarelay SA	26,232	226,418
	Ter Beke NV	2,281	196,673
	Tessenderlo Chemie NV	94,663	5,220,798
	Unibra SA	1,600	242,805
	Van De Velde NV	28,456	1,415,230
	VPK Packaging Group SA	13,446	767,789
	Warehouses De Pauw SCA	5,753	392,158
* #	Zenitel VVPR	28,851	101,511
TOTAL COMMON STOCKS			89,429,050

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Dolmen Computer Applications NV Rights 10/26/07	18,960	4,161
*	Zenitel VVPR Contingent Rights	8,654	127
TOTAL RIGHTS/WARRANTS			4,288

TOTAL — BELGIUM			89,433,338

2

DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
*	Aarhus Lokalbank A.S.	8,030	290,593
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	722,022
#	Aktieselskabet Roskilde Bank A.S.	32,685	2,405,007
#	Aktieselskabet Skjern Bank A.S.	3,276	385,006
	Alk-Abello A.S.	15,055	2,120,570
*	Alm. Brand A.S.	28,360	1,683,932
	Amagerbanken A.S.	32,195	1,805,335
	Ambu A.S.	22,100	334,867
	Arkil Holdings A.S. Series B	780	174,142
#	Auriga Industries A.S. Series B	35,850	701,845
	Bang & Olufsen Holding A.S. Series B	31,337	3,090,028
* #	Bavarian Nordic A.S.	17,626	1,101,650
#	Biomar Holding A.S.	22,198	825,025
	BoConcept Holding A.S.	5,650	541,081
#	Bonusbanken A.S.	69,455	397,990
*	Brodrene Hartmann A.S. Series B	5,865	172,383
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	171,259
* #	Capinordic A.S.	216,300	823,158
	D/S Norden A.S.	16,800	1,817,951
	Dalhoff, Larson & Horneman A.S. Series B	32,000	467,329
*	Danionics A.S. Series A	32,000	91,222
* #	Dantherm Holding A.S.	13,100	387,951
	Danware A.S.	7,585	104,582
	DFDS A.S.	11,910	1,798,217
	DiBa Bank A.S.	11,660	882,636
	Djursland Bank A.S.	4,485	673,728
	East Asiatic Co., Ltd. A.S.	50,573	3,465,811
*	EDB Gruppen A.S.	5,780	179,974
	F.E. Bording A.S.	600	97,250
#	Fionia Bank A.S.	6,516	2,034,875
#	Fluegger A.S. Series B	4,198	447,647
#	Forstaedernes Bank A.S.	65,613	2,475,359
*	GPV Industi A.S.	2,200	119,736
*	Gronlandsbanken	768	133,055
	H&H International A.S. Series B	1,920	588,277
	Harboes Bryggeri A.S.	10,250	288,514
	Hedegaard A.S.	1,560	127,769
*	Hojgaard Holding A.S. Series B	2,750	113,453
#	IC Companys A.S.	33,305	2,036,212
*	Incentive A.S.	3,575	12,974
	ITH Industri Invest A.S.	3,600	184,141
	Lan & Spar Bank S.A.	5,150	435,620
*	Lastas A.S. Series B	11,200	383,529
	Lollands Bank A.S.	750	66,144
*	Maconomy Corp. A.S.	63,000	270,852
#	Mols-Linien A.S.	5,700	1,025,295
* #	NeuroSearch A.S.	43,254	2,834,437
	NKT Holding A.S.	49,245	4,708,231
	Nordjyske Bank A.S.	17,600	632,349
#	Norresundby Bank A.S.	735	527,001
	Ostjydsk Bank A.S.	2,554	498,648
* #	Parken Sport & Emtertainment A.S.	8,474	2,001,523

3

	Per Aarsleff A.S. Series B	6,145	908,823
* #	Pharmexa A.S.	142,740	258,945
	Ringkjoebing Landbobank Aktieselskab	15,330	2,724,699
	Roblon A.S. Series B	540	96,711
	Royal Unibrew A.S.	12,690	1,458,407
* #	RTX Telecom A.S.	14,000	132,689
	Salling Bank A.S.	910	169,735
	Sanistal A.S. Series B	4,436	646,674
*	SAS AB	34,300	522,475
#	Satair A.S.	8,525	469,853
#	Schouw & Co.	25,435	2,235,531
	SimCorp A.S.	16,940	3,431,412
	Sjaelso Gruppen A.S.	68,030	2,089,685
	SKAKO Industries A.S.	5,130	200,287
#	Skandinavian Brake Systems A.S.	1,925	100,659
#	Sondagsavisen A.S.	36,665	224,856
	Spar Nord Bank A.S.	120,825	2,847,657
	Sparbank	10,930	774,907
#	Sparekassen Faaborg A.S.	2,027	894,419
	Sydbank A.S.	67,361	2,823,755
	Thrane & Thrane A.S.	8,858	516,376
#	Tivoli A.S.	997	741,320
*	TK Development A.S.	91,456	1,462,810
* #	TopoTarget A.S.	151,600	624,129
	Vestfyns Bank A.S.	680	154,305
	Vestjysk Bank A.S.	29,755	1,726,125

TOTAL — DENMARK			77,895,429

FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
	Alandsbanken AB Series B	18,190	704,981
*	Aldata Solutions Oyj	194,535	351,271
	Alma Media	292,300	4,984,288
	Amanda Capital Oyj	67,120	333,335
#	Amer Sports Oyj Series A	269,460	7,358,373
	Aspo Oyj	70,175	671,053
	BasWare Oyj	34,550	510,015
*	Benefon Oyj	225,900	26,007
*	Biohit Oyj	7,900	19,344
*	Biotie Therapies Corp.	265,590	329,391
	Cargotec Oyj Series B	12,807	675,155
*	Cencorp Oyj	81,010	30,612
#	Componenta Oyj	34,400	428,572
#	Comptel P.L.C.	334,565	768,113
	Cramo Oyj	107,300	2,967,725
*	Efore Oyj	129,540	216,360
	Elcoteq SE	66,810	367,850
	Elecster Oyj	2,200	18,298
#	Elektrobit Corp.	401,120	1,022,243
	Etteplan Oyj	62,600	458,431
#	Finnair Oyj	164,950	2,019,765
#	Finnlines Oyj	110,260	2,339,222
	Fiskars Oyj Abp Series A	178,328	3,454,883
#	F-Secure Oyj	447,078	1,540,485

4

	Glaston Oyj Abp	131,940	597,467
#	HKScan Oyj Series A	74,560	1,670,634
*	Honkarakenne Oyj Series B	7,507	62,366
#	Huhtamaki Oyj	348,750	4,461,404
	Ilkka-Yhtyma Oyj	35,460	580,751
*	Incap Oyj	19,628	43,467
	Ixonos P.L.C.	26,100	227,361
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	126,192
	KCI Konecranes Oyj	255,800	9,757,155
	Kemira Oyj	261,200	5,204,385
	Laennen Tehtaat Oyj	18,920	468,098
#	Lassila & Tikanoja Oyj	121,476	3,898,556
	Lemminkainen Oyj	52,700	2,717,382
	Martela Oyj	1,060	13,241
	M-Real Oyj Series B	775,393	4,079,900
	Neomarkka Oyj	16,652	225,996
	Nokian Renkaat Oyj	384,580	14,610,945
	Nordic Aluminium Oyj	10,440	448,410
*	Okmetic Oyj	54,904	261,020
	OKO Bank P.L.C. Class A	203,091	4,011,479
#	Olvi Oyj Series A	32,290	1,128,041
	Oriola-KD Oyj Class A	26,000	112,664
	Oriola-KD Oyj Class B	16,000	69,055
	Orion Oyj Series A	75,792	1,802,518
	Orion Oyj Series B	240,997	5,701,397
	PKC Group Oyj	48,390	662,023
	Ponsse Oyj	82,280	1,903,652
	Poyry Oyj	189,640	4,875,619
*	Proha Oyj	107,168	43,936
#	Raisio P.L.C.	476,433	1,126,304
	Ramirent Oyj	314,560	5,361,866
	Rapala VMC Oyj	116,640	940,586
	Raute Oyj Series A	10,390	203,311
#	Rocla Oyj	12,300	188,988
*	Satama Interactive Oyj	107,200	197,391
	Scanfil Oyj	123,479	356,262
	Sponda Oyj	159,511	1,871,383
*	SSH Communications Oyj	88,050	218,188
	Stockmann Oyj Abp Series A	45,225	2,080,817
	Stockmann Oyj Abp Series B	104,804	4,891,357
*	Stonesoft Oyj	107,212	39,363
#	Suominen Oyj	17,955	72,785
	SYSOPENDIGIA P.L.C.	55,020	264,860
	Talentum Oyj	133,500	596,139
	Tecnomen Oyj	196,570	357,964
#	Teleste Oyi	53,559	621,151
#	TietoEnator Oyj	291,429	6,249,112
	Tiimari P.L.C.	16,680	119,805
	Tulikivi Oyj	79,440	238,285
	Turkistuottajat Oyj	8,490	131,163
#	Uponor Oyj Series A	216,400	5,167,769
#	Vacon Oyj	44,337	1,950,039
#	Vaisala Oyj Series A	40,300	1,888,401
	Viking Line AB	10,710	651,254
	YIT Oyj	151,498	3,548,006
TOTAL COMMON STOCKS			140,693,435

5

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	164,950	217,182

TOTAL — FINLAND			140,910,617

FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
*	Actielec Technologies	26,862	109,881
	Affine SA	7,578	404,089
#	Akka Technologies SA	5,500	103,669
*	Alain Afflelou SA	2,280	135,439
	Ales Groupe SA	33,613	1,018,837
* #	Alten	59,514	2,301,638
* #	Altran Technologies SA	322,216	2,045,692
	April Group SA	74,259	4,788,967
* #	Archos	22,331	658,130
	Assystem	47,658	692,342
*	Atos Origin SA	33,218	1,882,381
#	Aubay	28,405	297,069
	Audika SA	22,509	1,187,801
*	Avanquest Software	19,360	213,683
*	Axorys SA	11,700	12,324
* #	Baccarat SA	1,090	482,274
	Banque Tarneaud SA	1,430	304,385
	Beneteau SA	185,495	5,224,911
*	Bigben Interactive	7,762	54,059
	bioMerieux	14,590	1,591,962
	Boiron SA	22,509	584,850
	Boizel Chanoine Champagne SA	6,304	867,402
#	Bonduelle SCA	13,165	1,648,778
	Bongrain SA	14,306	1,702,954
#	Bourbon SA	139,178	9,275,996
*	Bull SA (4547235)	4	2
*	Bull SA (B0V2C19)	298,028	1,792,291
	Burelle SA	4,030	1,178,739
*	Business Objects SA	63,268	3,854,635
#	Cafom SA	5,092	159,629
#	Canal Plus SA	280,788	3,268,379
	Carbone Lorraine SA	56,469	4,135,101
	CBo Territoria	28,320	151,626
	Cegedim SA	11,509	1,215,494
#	Cegid Group	22,866	1,044,378
*	Cesar SA	14,219	143,330
*	Cibox Inter@ctive SA	232,424	102,496
#	Clarins SA	26,155	2,294,437
* #	Club Mediterranee SA	46,578	2,931,717
	Compagnie Industrielle et Financiere D’Entreprises	300	118,797
*	Compagnie International Andre Trigano SA	983	86,588
*	CS Communication & Systemes	7,938	304,632
	Cybergun	6,818	71,417
	Damartex SA	22,900	871,916
*	Dane-Elec Memory SA	65,202	200,249

6

	Delachaux SA	28,440	2,970,745
* #	Derichebourg	639,328	5,470,576
*	Dollfus Mieg & Cie SA	54,239	94,886
*	Dynaction SA	10,660	203,839
#	Electricite de Strasbourg	23,784	4,976,349
	Esso Ste Anonyme Francaise	5,936	1,649,423
#	Establissements Maurel et Prom	275,150	5,768,849
*	Etablissements Gantois Series A	647	4,873
	Etam Developpement SA	23,815	1,200,939
*	Euro Disney SCA	4,981,489	728,767
	Exel Industries SA	5,582	789,189
	Explosifs et de Produits Chimiques	524	356,963
* #	Faurecia SA	60,033	4,512,927
#	Fimalac SA	23,546	1,664,464
	Finuchem SA	18,510	256,938
	Fleury Michon SA	4,507	326,500
	Francois Freres (Tonnellerie) SA	3,839	226,743
	Gascogne SA	7,112	747,524
	Gaumont SA	14,607	1,317,784
*	GECI International	63,334	386,770
*	Geci International I07 Shares	10,786	7,258
#	Geodis SA	17,364	3,244,972
	Gevelot SA	3,584	326,521
	GFI Informatique SA	126,539	1,241,978
*	Gifi	7,579	587,540
	Ginger (Groupe Ingenierie Europe)	10,357	309,204
	GL Events	38,586	2,568,892
#	GPe Pizzorno	5,200	182,093
	Grands Moulins de Strasbourg	110	91,244
*	Groupe Ares	21,994	100,905
	Groupe Crit	24,673	1,033,771
	Groupe Flo SA	22,019	322,429
* #	Groupe Go Sport SA	2,740	260,463
	Groupe Guillin SA	1,200	130,423
* #	Groupe Open	27,590	352,135
#	Groupe Steria SCA	51,952	2,063,623
	Guerbet SA	5,997	1,398,143
	Guyenne et Gascogne SA	26,000	4,690,086
#	Haulotte Group SA	57,491	1,888,904
#	Havas SA	1,144,241	5,969,519
	Idsud	2,227	159,642
*	IEC Professionnel Media	26,344	62,965
	IMS International Metal Service SA	51,946	2,200,299
* #	Infogrames Entertainment SA	2,249,212	426,060
#	Ingenico SA	87,639	2,575,040
*	Ipsen SA	15,549	882,574
	Ipsos SA	80,658	2,677,080
	Lafuma SA	6,384	471,761
	Laurent-Perrier	12,172	2,102,733
	Lectra	85,992	716,668
	Lisi SA	16,534	1,638,934
* #	LVL Medical Groupe SA	24,346	739,157
	Maisons Franc	12,826	1,009,772
	Manitou BF SA	48,280	2,573,011
	Manutan International SA	13,920	1,299,750

7

	MGI Coutier SA	2,753	112,871
*	MoneyLine SA	11	—
	Montupet SA	32,450	672,522
	Mr. Bricolage SA	23,846	711,974
#	Naturex	6,954	375,140
	Nexans SA	80,936	10,802,438
	Nexity	82,640	4,486,194
	Norbert Dentressangle	12,697	1,433,114
#	NRJ Group	177,024	2,078,004
	Oberthur Card Systems SA	117,901	1,036,506
*	Oeneo	102,487	377,176
	Orco Property Group	23,394	3,112,442
*	Orpea	102,622	6,643,321
*	Osiatis	1,400	10,708
	Paris Orleans et Cie SA	546	270,647
	Passat SA	8,835	85,488
	Pierre & Vacances	16,031	2,066,987
	Plastic Omnium SA	30,846	1,819,892
	Plastivaloire SA	4,552	141,806
	PSB Industries SA	8,438	500,950
	Radiall SA	5,387	766,407
#	Rallye SA	80,915	5,850,030
*	Recylex SA	35,449	955,279
	Remy Cointreau SA	72,726	5,292,192
*	Rhodia SA	168,086	5,894,194
	Robertet SA	3,167	548,898
*	Rodriguez Group SA	27,733	917,889
	Rougier SA	6,120	556,815
#	Rubis SA	31,132	2,954,673
* #	S.T. Dupont SA	39,440	28,224
	Sabeton SA	13,500	252,696
	Saft Groupe SA	42,516	1,896,933
	SAMSE SA	8,800	1,171,420
	SCOR SE	282,143	7,317,962
	SEB SA	29,833	5,347,848
	Sechilienne SA	52,820	4,242,891
	Securidev SA	2,500	110,410
	Signaux Girod SA	894	97,644
*	Smoby SA	1,172	48,008
	Societe BIC SA	61,451	4,587,261
	Societe de Developpement Regional de la Bretagne	5,106	30,850
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,863,831
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,261,720
#	Societe Industrielle D’Aviations Latecoere SA	21,731	542,856
	Societe Marseillaise du Tunnel Prado Carenage	11,036	601,681
	Societe Pour l’Informatique Industrielle SA	40,908	316,216
* #	Soitec SA	231,215	3,056,746
*	Solving International SA	13,265	73,656
	Somfy SA	22,900	6,837,629
	Sopra Group SA	23,668	2,080,470
	Sperian Protection	18,169	2,157,285
#	Spir Communication SA	7,977	894,717
#	Stallergenes SA	33,674	2,717,856
	STEF-TFE	29,698	2,240,262
	Sucriere de Pithiviers Le Vieil	1,825	1,540,482

8

*	Sylis SA	23,228	130,039
	Synergie SA	33,924	1,332,546
*	Teamlog SA	34,132	208,222
	Teleperformance SA	135,031	5,178,805
	Tessi SA	5,050	320,607
* #	Theolia SA	88,858	2,846,191
	Tipiak SA	518	57,954
	Toupargel Groupe	21,016	827,498
#	Trigano SA	59,181	2,893,379
*	UbiSoft Entertainment SA	102,741	8,933,297
	Union Financiere de France Banque SA	16,369	974,156
	Valeo SA	72,191	3,628,261
*	Valtech	295,958	230,012
	Viel et Compagnie	162,852	1,145,655
	Vilmorin et Cie SA	19,383	2,974,558
	Virbac SA	16,735	1,586,343
	VM Materiaux SA	6,521	735,805
	Vranken Pommery Monopole	9,879	767,992
	Zodiac SA	60,875	3,993,375
TOTAL COMMON STOCKS			295,032,769

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	4,022
*	Bigben Interactive Warrants 12/31/08	2,100	1,106
*	Cybergun Warrants Series A 01/31/08	1,136	17
*	Cybergun Warrants Series B 07/15/10	1,136	100
*	Groupe Ares Warrants 12/18/08	4,713	10,687
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Open Rights 10/10/07	27,590	404
*	Groupe Steria SCA Rights 11/28/07	50,742	7,423
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,970
TOTAL RIGHTS/WARRANTS			31,729

TOTAL — FRANCE			295,064,498

GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
*	313 Music JWP AG	15,810	35,388
*	3U Holding AG	117,766	127,973
	A.S. Creation Tapeton AG	6,853	443,424
*	AAP Implantate AG	47,250	158,603
	Aareal Bank AG	110,018	4,749,178
	ADCapital AG	33,040	563,372
* #	Adlink Internet Media AG	71,772	1,619,815
* #	ADVA AG Optical Networking	96,672	625,290
	Agrob AG	5,800	127,009
*	Aixtron AG	266,763	3,348,062
* #	Allbecon AG	21,017	243,134
	Altana AG	110,752	2,762,231
	Amadeus Fire AG	16,192	399,494
	Andreae-Noris Zahn AG	27,200	1,432,701
*	Artnet AG	16,292	228,520
*	Augusta Technologie AG	27,184	633,546
#	AWD Holding AG	99,539	3,348,198

9

#	Baader Wertpapierhandelsbank AG	142,376	996,263
* #	Balda AG	155,088	2,303,311
*	Basler AG	8,861	142,315
	Beate Uhse AG	56,241	165,213
	Bechtle AG	40,189	1,767,832
#	Bertrandt AG	23,282	778,882
* #	Beta Systems Software AG	8,550	61,290
	BHS Tabletop AG	2,800	46,733
	Bilfinger Berger AG	136,777	11,129,356
*	Biolitec AG	26,843	564,545
	Biotest AG	22,203	1,170,185
*	BKN International AG	35,508	158,562
* #	BMP AG	50,479	167,376
	Boewe Systec AG	15,333	677,008
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	487,638
*	Business Media China AG	15,212	451,855
*	CEAG AG	20,670	210,760
	Cenit AG	18,394	212,034
* #	CENTROTEC Sustainable AG	42,280	892,031
	Cewe Color Holding AG	13,917	516,531
* #	ComBOTS AG	58,253	1,047,294
	Comdirect Bank AG	135,842	1,690,682
	Computerlinks AG	16,965	320,525
*	Condomi AG	1,800	—
#	Conergy AG	94,598	3,926,315
	CTS Eventim AG	53,393	2,099,218
	Curanum AG	83,165	1,125,432
*	D. Logistics AG	113,203	304,598
*	D+S europe AG	77,965	1,482,905
#	DAB Bank AG	133,926	1,212,187
	Data Modul AG	10,414	294,640
*	DEAG Deutsche Entertainment AG	51,845	127,625
#	Deutsche Euroshop AG	87,386	3,371,864
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	47,212
	Deutsche Wohnen AG	69,977	2,667,034
* #	Deutz AG	257,064	2,779,383
	Dierig Holding AG	10,500	129,451
	Douglas Holding AG	105,237	6,459,985
	Dr. Hoenle AG	14,858	192,144
*	Drillisch AG	92,184	822,578
* #	Duerr AG	38,845	1,577,396
	DVB Bank AG	15,114	6,302,857
*	Easy Software AG	13,167	116,397
	Eckert and Ziegler AG	6,103	88,598
	Elexis AG	32,938	978,929
* #	Elmos Semiconductor AG	34,592	369,101
#	ElreingKlinger AG	6,000	635,432
* #	EM. Sports Media AG	160,173	920,930
	Energiekontor AG	38,401	247,583
	Epcos AG	233,608	4,190,719
	Erlus AG	297	175,805
* #	Escada AG	40,309	1,428,100
	Euwax AG	18,514	1,464,259
* #	Evotec AG	196,039	689,861
	Fielmann AG	58,362	3,835,964

10

* #	FJA AG	77,417	313,206
	Fortec Elektronik AG	7,433	96,524
	Freenet AG	236,364	5,528,640
#	Fuchs Petrolub AG	30,747	2,870,176
	GBWAG Bayerische Wohnungs AG	20,298	451,364
	Gerry Weber International AG	49,579	1,654,619
	Gesco AG	9,455	708,430
#	GFK AG	77,709	3,133,640
* #	GFT Technologies AG	66,050	317,939
* #	GPC Biotech AG	106,084	516,039
#	Grenkeleasing AG	32,424	1,117,997
	Grundstuecks & Baugesellschaft AG	3,567	317,724
	Hamborner AG	63,000	827,886
*	Hansa Group AG	146,815	253,777
	Hawesko Holding AG	20,044	606,903
	Heidelberger Druckmaschinen AG	113,806	3,603,632
*	Hoeft & Wessel AG	20,622	145,008
	Hyrican Informations Systeme AG	11,943	167,971
*	IFA Hotel & Touristik AG	7,000	109,005
* #	IKB Deutsche Industriebank AG	21,843	282,265
	Indus Holding AG	41,345	1,489,327
	Innovation in Traffic Systems AG	23,949	280,998
*	Integralis AG	34,269	295,466
	INTERSEROH AG	22,803	1,535,117
*	Intershop Communications AG	58,426	292,139
	Isra Vision Systems AG	10,917	192,021
*	itelligence AG	64,543	578,180
*	IVU Traffic Technologies AG	40,338	70,683
* #	Jenoptik AG	157,826	1,391,221
	K&S AG	15,888	3,200,613
*	Kampa AG	28,404	204,374
	KERAMAG Keramische Werke AG	13,000	1,354,233
	Kontron AG	181,781	3,914,916
	Krones AG	71,235	5,881,775
#	KSB AG	4,521	3,279,523
*	Kuka AG	85,711	3,423,266
	KWS Saat AG	24,461	4,709,389
	Lanxess AG	59,344	2,768,336
	Leifheit AG	12,500	248,131
	Leoni AG	117,961	6,333,061
*	Loewe AG	25,187	594,959
#	LPKF Laser & Electronics AG	28,874	209,432
	MasterFlex AG	10,531	283,925
*	Maxdata Computer AG	32,897	127,048
*	Mediclin AG	79,703	337,626
* #	Medigene AG	90,111	662,333
* #	Medion AG	84,110	2,314,066
	Mensch und Maschine Software AG	27,532	247,361
	MLP AG	220,135	3,213,973
*	Mologen AG	22,062	207,315
*	Morphosys AG	19,723	1,186,404
	MTU Aero Engines Holding AG	164,627	8,791,293
#	Muehlabauer Holdings AG & Co. KGAA	15,349	556,997
	MVV Energie AG	143,467	6,909,290
	Nemetschek AG	23,340	726,717

11

*	Neschen AG	1,900	2,900
*	Net AG Infrastructure, Software & Solutions	72,185	123,366
*	Nexus AG	37,949	166,545
#	Norddeutsche Affinerie AG	158,096	5,355,784
	Norddeutsche Steingut AG	370	3,602
* #	Nordex AG	87,845	4,324,703
	OHB Technology AG	37,069	656,576
	Oldenburgische Landesbank AG	4,234	309,707
#	P&I Personal & Informatik AG	17,889	543,250
*	Paion AG	51,500	140,971
#	Paragon AG	22,134	326,702
	PC-Ware AG	15,184	289,592
	Pfeiffer Vacuum Technology AG	31,639	2,626,874
	Pfleiderer AG	171,935	3,522,790
*	Pironet NDH AG	36,682	179,707
*	Pixelpark AG	89,712	98,544
*	Plambeck Neue Energien AG	148,115	675,185
*	Plasmaselect AG	35,172	107,173
*	Premiere AG	320,184	4,895,645
#	Progress-Werk Oberkirch AG	6,250	320,974
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	351,641
*	Pulsion Medical Systems AG	26,674	198,530
* #	PVATepla AG	51,882	831,560
* #	QIAGEN NV	531,102	11,307,987
* #	QSC AG	295,921	1,198,222
	R. Stahl AG	14,839	723,027
#	Rational AG	15,083	3,346,085
	REALTECH AG	13,541	234,120
	Renk AG	19,400	1,880,195
*	REpower Systems AG	21,093	4,260,445
	Rheinmetall AG	86,437	7,188,072
	Rhoen-Klinikum AG	298,808	9,416,708
	Ruecker AG	21,675	286,078
*	S.A.G. Solarstrom AG	47,672	240,374
	Sartorius AG	32,181	1,429,513
	Schlott Sebaldus AG	15,429	396,591
*	Secunet Security AG	16,078	115,293
	Sektkellerei Schloss Wachenheim AG	15,120	189,722
*	Senator Entertainment AG	980	2,757
*	SGL Carbon AG	228,535	12,974,931
	Silicon Sensor International AG	12,195	325,505
* #	Singulus Technologies AG	112,455	1,225,227
	Sinner AG	2,660	73,495
*	SinnerSchrader AG	26,169	63,716
	Sixt AG	38,312	1,827,888
	SM Wirtschaftsberatungs AG	18,841	363,361
	Software AG	73,445	5,998,630
*	Solar Millennium AG	35,500	2,182,984
* #	Solon AG fuer Solartechnik	18,988	2,047,113
	Stada Arzneimittel AG	181,686	11,244,557
	STINAG Stuttgarter Invest AG	36,048	1,529,351
*	Stoehr & Co. AG	16,000	107,738
#	Strabag AG	10,386	3,590,673
	Stratec Biomedical Systems AG	27,297	787,053
	Sued-Chemie AG	29,146	3,524,505

12

#	Suedzucker AG	35,773	786,183
*	Suess Microtec AG	59,969	387,289
	Syskoplan AG	9,363	112,151
	Syzygy AG	30,656	165,972
#	Takkt AG	146,687	2,642,121
*	TDS Informationstechnologie AG	89,063	401,957
#	Techem AG	74,865	6,340,267
	Technotrans AG	21,735	514,176
	Telegate AG	20,500	465,613
#	Teles AG	41,582	153,773
	Textilgruppe Hof AG	12,170	142,576
* #	Tomorrow Focus AG	101,081	472,075
*	TRIA IT-solutions AG	905	776
	Umweltbank AG	17,805	445,661
	United Internet AG	125,696	2,938,336
#	Utimaco Safeware AG	35,121	429,214
	VBH Holding AG	9,415	77,878
	Vivacon AG	60,307	1,202,042
	Vossloh AG	34,930	3,810,507
	Wanderer-Werke AG	7,903	313,454
*	Washtec AG	54,420	891,696
	Westag & Getalit AG	7,000	176,898
	Wincor Nixdorf AG	117,600	10,149,883
*	Wirecard AG	210,816	3,552,398
	Wuerttembergische Lebensversicherung AG	28,123	1,088,757
	Wuerttembergische Metallwarenfabrik AG	30,330	1,244,319
* #	Zapf Creation AG	29,235	143,054
TOTAL COMMON STOCKS			342,886,177

RIGHTS/WARRANTS — (0.0%)
*	313 Music JWP AG Rights 12/05/07	15,810	2,272
*	Drillisch AG Rights 11/26/07	92,184	2,832
TOTAL RIGHTS/WARRANTS			5,104

TOTAL — GERMANY			342,891,281

GREECE — (4.0%)
COMMON STOCKS — (4.0%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	307,834
*	Aegek S.A.	437,330	348,907
*	Agricultural Insurance S.A.	59,277	318,626
*	Alapis Holdings Industrial & Commercial S.A.	1,375,497	4,773,185
*	Alco Hellas ABEE S.A.	103,281	179,468
*	Alfa Alfa Energy S.A.	3,810	7,748
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,055,732
	Allatini Industrial & Commercial Co. S.A.	34,470	106,006
*	Alte Technical Co.	85,048	9,954
*	Altec S.A. Information & Communication Systems	80,278	212,672
	Alumil Milonas Aluminum Industry S.A.	52,886	392,929
*	Alysida S.A.	2,376	6,921
	Anek Lines S.A.	639,521	2,022,861
	AS Co. S.A.	47,540	130,009
	Aspis Bank S.A.	228,007	1,006,917

13

*	Aspis Pronia General Insurance S.A.	165,110	220,988
*	Astir Palace Hotels S.A.	98,660	898,452
	Athens Medical Center S.A.	150,874	988,647
*	Atlantic Supermarkets S.A.	35,080	92,196
	Attica Holdings S.A.	244,076	1,932,883
	Attica Publications S.A.	16,674	98,708
	Atti-Kat S.A.	196,084	273,717
	Autohellas S.A.	83,520	672,970
*	Babis Vovos International Construction S.A.	61,592	1,876,776
*	Balafas S.A.	15,200	4,225
*	Balkan Export S.A.	41,970	210,778
*	Bank of Attica S.A.	202,121	1,136,455
	Bank of Greece	61,332	8,060,285
	Benrubi S.A.	27,741	161,980
	Bitros Holdings S.A.	38,892	162,601
	Blue Star Maritime S.A.	216,430	1,206,996
	Byte Computers S.A.	22,730	105,723
	C. Rokas S.A.	44,569	1,334,777
	Centric Multimedia SA	51,942	182,046
	Crown Hellas Can S.A.	30,452	253,952
*	Cyclon Hellas S.A	62,191	149,742
	Daios Plastics S.A.	16,350	257,461
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	900,349
	Dromeas S.A.	10,400	20,470
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	117,055
	EL. D. Mouzakis S.A.	40,703	112,476
*	Elbisco Holding S.A.	67,200	175,609
	Elektrak S.A.	36,580	308,897
	Elektroniki Athinon S.A.	34,490	399,141
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	192,057
	Elmec Sport S.A.	128,306	735,083
	Elton Chemicals S.A.	53,834	81,888
*	Empedos S.A.	15,974	1,870
	ETEM S.A.	72,082	222,291
*	Etma Rayon S.A.	11,242	23,190
*	Euro Reliance General Insurance Co. S.A.	55,110	222,141
*	Eurodrip S.A.	83,040	126,200
	Euromedica S.A.	64,900	1,089,185
*	European Technical S.A.	32,750	11,020
	Everest S.A.	68,950	272,511
	F.G. Europe SA	4,536	18,467
*	Forthnet S.A.	115,475	1,758,679
	Fourlis Holdings S.A.	133,615	4,955,772
	Frigoglass S.A.	88,060	3,270,986
	GEK Group of Cos S.A.	155,884	2,422,416
	General Commercial S.A.	64,410	85,944
*	Geniki Bank	241,630	1,699,279
	Halkor S.A.	226,556	1,097,620
*	Hatzioannou Holdings S.A.	89,750	228,569
	Hellenic Cables S.A.	65,236	513,803
	Hellenic Duty Free Shops S.A.	101,270	1,863,253
*	Hellenic Sugar Industry S.A.	87,664	537,239
	Hellenic Technodomiki Tev S.A.	477,519	6,262,211

14

	Heracles General Cement Co. S.A.	93,293	2,261,167
*	Hippotour S.A.	13,891	12,841
	Iaso S.A.	175,950	3,309,206
	Inform P. Lykos S.A.	35,570	215,699
*	Informatics S.A.	3,778	1,713
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,671,435
*	Intracom Technical & Steel Constructions S.A.	105,050	189,919
*	Ionian Hotel Enterprises S.A.	16,914	397,903
*	Ipirotiki Software & Publications S.A.	22,110	62,751
	J&P-Avax S.A.	163,746	1,670,323
*	Karatzis S.A.	28,610	85,664
	Karelia Tobacco Co., Inc. S.A.	5,810	512,541
	Kathimerini Publishing S.A.	47,170	460,554
	Katselis Sons S.A. Bread Industry	41,545	167,123
	Kego S.A.	32,045	131,086
*	Kekrops S.A.	6,444	145,491
*	Keramia-Allatini	10,368	14,897
	Lambrakis Press S.A.	118,587	423,130
	Lampsa Hotel Co.	50,326	1,248,036
*	Lan-Net S.A.	126,887	99,830
	Lavipharm S.A.	96,324	434,459
*	Loulis Mills S.A.	41,702	229,006
	M.J. Mailis S.A.	154,984	395,711
*	Maritime Company of Lesvos S.A.	299,836	380,411
	Metka S.A.	100,500	2,360,898
	Michaniki S.A.	165,545	1,450,529
	Minoan Lines S.A.	248,689	1,891,248
*	Mochlos S.A.	98,304	71,189
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	666,197
*	Multirama S.A.	10,990	121,446
	Mytilineos Holdings S.A.	108,090	5,580,581
	Naytemporiki Publishing S.A.	49,480	115,623
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,769,965
*	Neorion New S.A. Holdings	37,500	97,134
	Nexans Hellas S.A.	11,443	68,827
	Nirefs Acquaculture S.A.	143,700	669,197
*	Pantechniki S.A.	89,570	523,429
*	Parnassos Enterprises S.A.	50,700	184,131
*	Pegasus Publishing S.A.	95,510	330,704
	Petropoulos S.A.	8,832	99,219
*	Petzetakis S.A.	49,310	61,532
*	Pilias S.A.	51,791	28,062
	Piraeus Leasing S.A.	5,765	49,364
*	Promota Hellas S.A.	8,860	2,981
	Real Estate Development & Services S.A.	94,497	501,836
*	Rilken S.A.	11,092	171,695
	S&B Industrial Minerals S.A.	56,301	1,066,853
	Sanyo Hellas S.A.	168,151	231,455
	Sarantis S.A.	77,120	1,568,941
	Sato S.A.	62,978	218,662
*	Selected Textile Industry Assoc. S.A.	87,690	102,587
	Sfakianakis S.A.	91,320	1,057,724
*	Sheet Steel Co.	25,850	9,193
*	Shelman Hellenic-Swiss Wood S.A.	73,402	165,600

15

*	Singularlogic S.A.	100,470	426,044
*	Spyroy Agricultural Products S.A.	61,348	245,406
*	Stabilton S.A.	27,530	3,222
*	Technical Olympic S.A.	298,025	356,984
*	Technodomi M.Travlos Brothers S.A.	13,910	4,273
	Teletypos S.A. Mega Channel	72,717	480,062
	Terna Tourist Technical & Maritime S.A.	101,190	1,870,751
*	Themeliodomi S.A.	37,422	20,256
	Thrace Plastics Co. S.A.	109,280	266,237
*	United Textiles S.A.	52,191	14,753
*	Varvaressos S.A. European Spinning Mills	7,200	7,381
	Viohalco S.A.	426,755	5,706,820
*	Vioter S.A.	167,883	233,472
*	Vis Container Manufacturing Co.	4,259	16,101
	Zampa S.A.	830	14,846
TOTAL COMMON STOCKS			107,312,104

RIGHTS/WARRANTS — (0.0%)
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A. Rights 12/10/07	141,580	12,427

TOTAL — GREECE			107,324,531

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	86,889	726,893
*	Aminex P.L.C.	440,966	219,369
*	Blackrock International Land P.L.C.	897,420	445,000
*	Datalex P.L.C.	227,588	233,043
	DCC P.L.C.	324,316	8,077,177
	Donegal Creameries P.L.C.	26,085	240,737
*	Dragon Oil P.L.C.	1,510,561	9,851,756
	FBD Holdings P.L.C.	132,521	3,989,570
	Fyffes P.L.C.	1,051,012	1,435,525
	Glanbia P.L.C.	788,830	5,388,197
	Greencore Group P.L.C.	606,995	3,840,346
*	Horizon Technology Group P.L.C.	236,352	283,376
	IAWS Group P.L.C.	368,887	7,993,147
	IFG Group P.L.C.	205,432	468,461
	Independent News & Media P.L.C.	877,473	2,770,307
*	IONA Technologies P.L.C.	100,946	382,766
*	Irish Continental Group P.L.C.	93,833	3,236,084
*	Kenmare Resources P.L.C.	2,225,548	2,456,223
	Kingspan Group P.L.C.	326,615	6,888,118
*	Lantor P.L.C.	34,575	—
	McInerney Holdings P.L.C.	657,135	1,200,708
	Paddy Power P.L.C.	189,465	5,975,398
*	Providence Resources P.L.C.	6,258,198	778,158
*	Qualceram Shires P.L.C.	40,136	41,249
	Readymix P.L.C.	323,262	750,577
	Total Produce P.L.C.	897,420	887,429
	United Drug P.L.C.	829,752	4,305,457
*	Waterford Wedgwood P.L.C.	7,869,750	252,888
TOTAL COMMON STOCKS			73,117,959

16

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			73,117,959

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	270,930	315,429
	ACEA SpA	137,365	2,688,494
	Acegas-APS SpA	114,287	1,197,901
#	Actelios SpA	343,329	2,980,077
	Aedes SpA	324,161	1,794,949
#	Aeroporto de Firenze SpA	17,918	472,949
#	Amplifon SpA	521,701	2,972,662
	Astaldi SpA	200,189	1,638,177
#	Azimut Holding SpA	445,446	6,344,463
#	Banca Finnat Euramerica SpA	706,431	927,767
	Banca Ifis SpA	54,527	709,524
#	Banca Intermobiliare SpA	319,984	3,454,266
	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,233,754
#	Banca Popolare dell’Etruria e del Lazio Scrl SpA	280,346	4,340,871
#	Banca Profilo SpA	253,156	685,524
	Banco di Desio e della Brianza SpA	242,974	2,546,098
	Beghelli SpA	427,981	759,888
	Benetton Group SpA	176,608	3,256,874
	Beni Stabili SpA, Roma	1,309,500	1,647,927
	Biesse SpA	55,616	1,181,943
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	588,529
	Brembo SpA	108,591	1,712,829
	C.I.R. SpA - Compagnie Industriali Riunite	1,218,721	4,415,012
#	Caltagirone Editore SpA	161,554	1,073,309
	Caltagirone SpA	255,879	2,310,263
	Cam Finanziaria SpA	36,527	76,487
#	Carraro SpA	85,800	865,202
#	Cembre SpA	40,330	371,263
	Cementir SpA	262,430	2,484,742
	Centrale del Latte di Torino & Co. SpA	21,168	116,730
*	Ciccolella SpA	30,000	139,742
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	370,227
*	Compagnia Immobiliare Azionaria SpA	44,000	21,684
#	Credito Artigiano SpA	297,576	1,663,887
	Credito Bergamasco SpA	139,720	5,886,560
	Credito Emiliano SpA	98,048	1,296,607
	Cremonini SpA	218,517	683,434
*	CSP International Fashion Group SpA	87,961	243,724
	Danieli & Co. SpA	86,438	2,817,572
	Davide Campari - Milano SpA	358,312	3,555,704
	De Longhi SpA	314,782	2,135,259
*	Digital Multimedia Technologies SpA	25,000	1,466,660
*	Ducati Motor Holding SpA	749,005	1,917,901
	Emak SpA	57,399	427,201
* #	EnerTad SpA	95,849	460,464
#	ERG SpA	42,840	871,870

17

	Ergo Previdenza SpA	112,421	589,540
#	Esprinet SpA	81,154	968,395
* #	Everel Group SpA	197,276	116,889
*	Fiera Milano SpA	37,863	271,465
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	231,613
	Gefran SpA	31,849	226,464
#	Gemina SpA	835,842	1,719,886
#	Gewiss SpA	249,008	1,744,285
*	Giovanni Crespi SpA	121,789	172,784
#	Granitifiandre SpA	82,117	1,066,527
	Gruppo Ceramiche Ricchetti SpA	127,131	269,597
#	Gruppo Editoriale L’Espresso SpA	676,817	3,116,519
	Hera SpA	190,779	813,426
	I Grandi Viaggi SpA	98,547	237,180
*	Immobiliare Lombardia SpA	9,036,502	1,793,598
	Immsi SpA	717,616	1,590,502
*	Impregilo SpA	1,144,479	7,544,774
#	Indesit Co. SpA	167,073	2,815,340
	Industria Macchine Automatique SpA	72,957	1,593,418
	Industria Romagnola Conduttori Elettrici SpA	43,452	174,741
	Intek SpA	524,083	551,355
#	Interpump Group SpA	248,737	2,620,875
	Iride SpA	849,866	3,053,560
* #	Isagro SpA	16,993	126,231
	Italmobiliare SpA	21,576	2,079,133
* #	Juventus Football Club SpA	403,805	633,336
*	KME Group SpA	479,430	1,181,968
*	La Doria SpA	59,783	153,543
	Mariella Burani SpA	48,185	1,435,225
	Marr SpA	131,000	1,474,909
	Meliorbanca SpA	249,443	1,218,746
	Milano Assicurazioni SpA	235,394	1,729,984
	Mirato SpA	36,779	434,303
#	Mondadori (Arnoldo) Editore SpA	226,405	1,892,347
*	Monrif SpA	315,834	439,825
* #	Montefibre SpA	260,521	212,214
	Navigazione Montanari SpA	263,594	1,098,167
*	Negri Bossi SpA	76,000	88,952
*	NGP SpA	17,891	9,161
*	Olidata SpA	82,236	125,522
*	Opengate Group SpA	4,000	11,177
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	305,438
	Permasteelisa SpA	67,249	1,434,685
* #	Pininfarina SpA	31,285	368,072
	Pirelli & C.Real Estate SpA	31,148	1,290,082
#	Poligrafici Editoriale SpA	257,869	444,910
	Premafin Finanziaria SpA	1,000,904	2,983,813
	Premuda SpA	296,107	705,106
*	RDM Realty SpA	5,771	29,369
#	Recordati SpA	340,005	3,225,552
*	Reno de Medici SpA	683,435	579,798
*	Richard-Ginori 1735 SpA	140,800	84,865
* #	Risanamento Napoli SpA	354,557	2,162,640

18

#	Sabaf SpA	23,325	750,106
	SAES Getters SpA	30,068	863,595
#	SAVE SpA	32,606	1,065,036
*	Schiapparelli 1824 SpA	1,322,152	86,036
*	Sirti SpA	29,967	116,129
	Smurfit Sisa SpA	72,500	256,746
* #	Snia SpA	232,689	275,186
* #	Societa Partecipazioni Finanziarie SpA	959,063	638,787
#	Societe Cattolica di Assicurazoni Scrl SpA	82,031	4,482,822
#	Socotherm SpA	66,740	717,896
	Sogefi SpA	324,310	2,799,213
	Sol SpA	194,092	1,507,950
*	Sorin SpA	880,027	1,767,937
*	Stefanel SpA	96,348	333,894
*	Tecnodiffusione Italia SpA	3,332	9,749
* #	Telecom Italia Media SpA	4,300,248	1,569,047
* #	Tiscali SpA	1,060,244	3,478,099
#	Tod’s SpA	42,015	3,055,061
	Trevi Finanziaria SpA	91,694	1,619,098
*	Viaggi del Ventaglio SpA	173,948	120,047
	Vianini Industria SpA	59,070	305,596
	Vianini Lavori SpA	180,752	3,052,339
*	Vincenzo Zucchi SpA	144,350	715,342
#	Vittoria Assicurazioni SpA	62,484	1,075,696
TOTAL COMMON STOCKS			174,025,612

RIGHTS/WARRANTS — (0.0%)
*	Gemina SpA Rights 11/30/07	439,350	482,061
*	Intek SpA Rights 06/13/08	178,760	37,920
*	Negri Bossi SpA Warrants 06/30/10	38,000	14,843
TOTAL RIGHTS/WARRANTS			534,824

TOTAL — ITALY			174,560,436

NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
	Aalberts Industries NV	372,614	7,820,426
#	Accell Group NV	34,374	1,456,782
*	AFC Ajax NV	18,134	219,932
	Amsterdam Commodities NV	60,689	372,288
	Arcadis NV	62,073	4,403,978
#	ASM International NV	205,931	4,825,429
*	Atag Group NV	4,630	1,964
#	Batenburg Beheer NV	5,153	436,236
* #	BE Semiconductor Industries NV	142,819	661,048
	Beter Bed Holding NV	69,403	1,845,220
	Boskalis Westminster CVA	223,109	13,387,324
	Brunel International NV	65,086	1,710,683
#	Corporate Express NV	441,331	3,899,630
	Crown Van Gelder NV	18,307	405,552
* #	Crucell NV	237,868	4,445,443
*	Crucell NV ADR	45,768	853,116
	DOCdata NV	22,463	204,163
#	Draka Holding NV	48,947	1,715,219

19

	Eriks Group NV	43,983	3,522,893
	Exact Holding NV	97,790	3,886,621
	Fornix Biosciences NV	29,890	810,178
	Gamma Holding NV	21,255	1,661,512
	Grolsche NV	48,829	3,434,727
	Grontmij NV	78,112	2,883,005
#	Hagemeyer NV	1,941,147	13,232,746
	Heijmans NV	91,720	3,527,907
	HITT BV	8,197	63,915
	Hunter Douglas NV	18,174	1,327,333
	ICT Automatisering NV	35,281	619,376
	Imtech NV	261,165	6,309,477
	Innoconcepts NV	78,009	1,630,394
#	Jetix Europe NV	133,537	3,621,420
	Kas Bank NV	49,050	1,741,813
*	Kendrion NV	41,018	1,233,234
	Koninklijke Bam Groep NV	436,318	10,412,372
*	Koninklijke Econosto NV	58,746	460,277
	Koninklijke Ten Cate NV	98,255	3,386,390
	Koninklijke Vopak NV	73,543	4,009,698
* #	Laurus NV	262,779	1,474,523
#	Macintosh Retail Group NV	99,784	3,357,667
*	Maverix Capital NV	1,500	83,388
	Nederlandsche Apparatenfabriek NV	29,670	1,379,619
	Nutreco Holding NV	146,191	8,913,926
	Oce NV	353,653	6,410,978
	OPG Groep NV	218,634	7,045,692
	Ordina NV	155,263	2,731,670
* #	Pharming Group NV	285,229	1,269,718
*	Punch Graphix NV	12,412	108,624
* #	Qurius NV	351,539	361,254
	Royal Reesink NV	2,050	310,843
	RSDB NV	12,436	637,689
*	Samas NV	114,215	859,188
#	Sligro Food Group NV	157,640	6,076,070
	Smit Internationale NV	46,180	4,668,624
	Stern Groep NV	1,258	65,470
	Stork NV	105,189	7,330,987
* #	Tele Atlas NV	351,470	14,488,334
#	Telegraaf Media Groep NV	176,535	6,084,371
*	Textielgroep Twenthe NV	1,000	3,657
	TKH Group NV	101,120	2,231,828
*	Tulip Computers NV	47,757	426,034
	Unit 4 Agresso NV	76,624	2,029,102
#	USG People NV	196,365	5,387,607
* #	Van der Moolen Holding NV	117,201	569,824
	Vedior NV	181,031	4,499,422

TOTAL — NETHERLANDS			205,245,830

NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
#	Acta Holding ASA	584,100	2,413,485
	Aker Yards ASA	155,605	2,396,638
* #	Aktiv Kapital ASA	72,417	1,038,593

20

#	Arendals Fosse Kompani ASA	100	35,965
* #	Birdstep Technology ASA	71,000	102,277
* #	Blom ASA	68,367	938,447
	Bonheur ASA	67,400	2,843,336
* #	Camillo Eitze & Co. ASA	58,200	757,949
* #	Det Norske Oljeselskap ASA	1,774,304	3,174,537
	DOF ASA	115,506	1,150,689
	EDB Business Partner ASA	149,417	1,157,075
	Ekornes ASA	110,190	1,769,799
* #	Eltek ASA	126,859	721,866
*	Ementor ASA	142,551	995,264
	Farstad Shipping ASA	60,790	1,484,415
* #	Fast Search & Transfer ASA	487,050	964,092
	Ganger Rolf ASA	50,060	1,897,025
* #	Gregoire ASA	25,808	6,048
	Havila Shipping ASA	22,400	401,875
*	Ignis ASA	37,372	43,052
* #	IOT Holdings ASA	75,603	32,030
	Itera Consulting Group ASA	168,000	167,388
	Kongsberg Automotive ASA	86,200	554,490
	Kongsberg Gruppen ASA	49,500	2,848,822
*	Kverneland Group ASA	258,080	494,886
#	Leroy Seafood Group ASA	92,100	1,658,296
*	Nordic Semiconductor ASA	51,200	180,478
* #	Norse Energy Corp. ASA	549,400	405,599
* #	Norwegian Air Shuttle ASA	31,600	896,970
* #	Ocean Rig ASA	505,762	3,978,664
	Odfjell ASA Series A	94,900	1,539,704
#	Olav Thon Eiendomsselskap ASA	13,360	2,051,448
*	Otrum ASA	31,800	70,019
* #	Petrolia Drilling ASA	1,520,000	658,242
*	Photocure ASA	33,562	272,282
* #	Q-Free ASA	85,000	151,281
	Rieber and Son ASA Series A	109,654	1,046,338
* #	Roxar ASA	83,321	99,165
*	Scan Subsea ASA	12,200	18,022
#	Scana Industrier ASA	252,423	725,912
* #	Sevan Marine ASA	385,800	5,177,421
* #	Software Innovation ASA	51,795	111,458
	Solstad Offshore ASA	59,900	1,586,023
	Sparebanken Midt-Norge	134,100	1,749,628
*	Synnove Finden ASA	27,317	110,542
	Tandberg ASA Series A	276,210	6,166,545
*	Tandberg Data ASA	122,130	46,509
*	Tandberg Storage ASA	38,450	7,820
*	TGS Nopec Geophysical Co. ASA	316,440	4,336,888
#	Tomra Systems ASA	616,328	4,003,413
	TTS Marine ASA	32,900	595,970
	Veidekke ASA	319,230	2,928,853
	Wilh. Wilhelmsen ASA	60,800	2,426,345
TOTAL COMMON STOCKS			71,389,878

RIGHTS/WARRANTS — (0.0%)
*	TTS Marine ASA Rights 12/07/07	2,437	—

TOTAL — NORWAY			71,389,878

21

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Corticeira Amorim	230,410	686,409
*	Fibras Sinteticas de Portugal SA	195,903	46,302
	Finibanco Holdings SGPS SA	197,573	1,306,865
	Ibersol SGPS SA	20,401	323,726
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,170,813
* #	Investimentos Participacoes e Gestao SA Inapa	43,702	71,269
	Jeronimo Martins SGPS SA	853,785	6,868,793
	Mota-Engil SGPS SA	344,465	2,608,304
* #	Novabase SGPS	56,005	318,508
* #	ParaRede SGPS SA	545,591	144,106
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,650,975
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,110,014
#	Sociedade de Investimento e Gestao SGPS SA	241,216	3,555,329
*	Sonae Industria SGPS SA	280,469	3,171,950
* #	Sonaecom SGPS SA	583,911	3,251,950
*	Sporting Sociedade Desportiva de Futebol	23,339	75,251
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	186,791
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,449,884
	Toyota Caetano Portugal SA	54,900	722,442
TOTAL COMMON STOCKS			29,719,681

RIGHTS/WARRANTS — (0.0%)
*	Investimentos Participacoes e Gestao SA Inapa Rights 12/12/07	43,702	15,983

TOTAL — PORTUGAL			29,735,664

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
#	Abengoa SA	105,048	3,550,521
#	Adolfo Dominguez SA	20,351	874,914
#	Amper SA	90,745	1,510,076
#	Antena 3 de Television SA	38,981	597,296
* #	Avanzit SA	571,836	5,131,406
* #	Azkoyen SA	64,591	675,786
*	Azkoyen SA	2,583	27,031
#	Banco de Andalucia SA	9,800	1,031,246
	Banco de Credito Balear SA	35,424	1,177,698
#	Banco Guipuzcoano SA	337,401	6,586,977
*	Baron de Ley SA	14,325	1,067,353
#	Bodegas Riojanas SA	12,365	171,860
* #	Campofrio Alimentacion SA	96,667	1,456,126
#	Cementos Portland Valderrivas SA	16,881	1,867,649
#	Compania de Distribucion Integral Logista SA	29,600	2,291,809
#	Compania Vinicola del Norte de Espana SA	16,600	421,535
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,345,166
* #	Corporacion Dermoestetica	65,100	856,399
* #	Dogi International Fabrics SA	111,418	278,388
#	Duro Felguera SA	177,786	2,319,626
#	Ebro Puleva SA	161,802	3,168,000

22

#	Electnor SA	103,987	6,338,539
* #	Ercros SA	2,189,041	1,317,296
*	Espanola del Zinc SA	29,250	78,736
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	336,027	5,928,795
*	Federico Partenina SA	1,190	14,647
* #	Funespana SA	22,107	205,112
	Grupo Catalana Occidente SA	70,364	2,505,133
	Grupo Empresarial Ence SA	368,840	4,513,516
	Iberpapel Gestion SA	26,621	732,147
#	Inbesos SA	12,494	333,653
	Indo Internacional SA	37,172	340,035
	Indra Sistemas SA	47,420	1,295,315
	Inmobiliaria del Sur SA	2,513	198,525
*	Inmobiliaria del Sur SA Issue 2007	251	19,829
#	La Seda de Barcelona SA	2,019,534	5,824,360
	Lingotes Especiales SA	22,080	179,658
#	Mecalux SA	61,329	2,506,103
#	Miquel y Costas & Miquel SA	26,111	648,008
#	Natra SA	88,094	1,267,588
* #	Natraceutical SA	746,798	1,199,576
* #	NH Hoteles SA	265,195	5,306,533
* #	Nicolas Correa SA	26,994	232,558
	Obrascon Huarte Lain SA	107,743	4,332,335
#	Papeles y Cartones de Europa SA (5496132)	183,826	2,120,388
*	Papeles y Cartones de Europa SA (B28YKP2)	15,318	176,699
	Pescanova SA	26,443	1,561,720
#	Prim SA	29,620	531,239
*	Prim SA Issue 07	2,962	53,124
#	Prosegur Cia de Seguridad SA	80,342	2,952,474
#	Service Point Solutions SA	459,595	2,074,694
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	1,141,160
#	Sol Melia SA	156,990	2,619,522
#	SOS Cuetara SA	363,709	7,508,500
*	Tavex Algodonera SA	185,541	586,827
* #	Tecnocom Telecomunicaciones y Energia SA	124,372	797,948
#	Tubacex SA	448,449	4,707,869
	Tubos Reunidos SA	419,192	3,327,807
#	Unipapel SA	48,800	1,344,051
	Uralita SA	338,493	3,315,927
* #	Urbas Guadahermosa SA	267,319	407,605
*	Vertice Trescientos Sesenta Grados SA	571,836	125,485
#	Vidrala SA	59,088	2,260,728
	Viscofan SA	184,330	4,302,586
* #	Zeltia SA, Madrid	584,553	5,931,818

TOTAL — SPAIN			131,573,030

SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
*	Acando AB	160,086	350,089
* #	Active Biotech AB	77,400	738,346
	Addtech AB Series B	56,300	1,068,314
	Angpanneforeningen AB Series B	48,500	1,249,948
* #	Anoto Group AB	261,833	393,108

23

	Aros Quality Group AB	41,400	347,961
*	Artimplant AB Series B	30,000	16,631
	Atrium Ljungberg AB Series B	15,200	166,166
	Axfood AB	92,000	3,501,843
	Axis Communications AB	183,494	4,608,436
	B&B Tools AB	66,900	1,770,637
	Ballingslov International AB	27,625	872,638
	Beiger Electronics AB	14,700	337,116
	Beijer Alma AB	58,800	628,075
	Bergs Timber AB Series B	8,000	48,935
	Bilia AB Series A	116,725	1,823,461
#	Billerud AB	150,300	1,741,027
*	BioGaia AB Series B	38,000	160,477
*	Biotage AB	141,240	209,160
	Bong Ljungdahl AB	24,800	189,673
*	Boras Waefveri AB Series B	9,200	16,681
	Boss Media AB	125,700	267,245
#	Cantena AB	58,362	999,647
	Cardo AB	63,000	1,967,162
	Carl Lamm AB	33,280	296,794
	Castellum AB	428,900	4,914,699
*	Cision AB	245,156	736,853
#	Clas Ohlson AB Series B	102,500	2,497,340
#	Cloetta AB Series B	27,700	914,797
	Concordia Maritime AB Series B	70,300	329,513
*	Consilium AB Series B	16,994	115,932
#	D. Carnegie & Co. AB	186,300	3,594,383
*	Duroc AB Series B	2,700	11,310
	Elekta AB Series B	317,200	5,384,793
* #	Enea Data AB Series B	1,012,000	398,209
	Eniro AB	426,756	4,639,894
	Expanda AB	19,547	177,816
	Fabege AB	410,700	4,659,194
	Fagerhult AB	16,800	400,148
	Forshem Group AB Series B	9,400	66,056
	G & L Beijer AB Series B	28,200	809,156
	Geveko AB	10,800	214,573
	Gunnebo AB	106,800	1,208,988
	Gunnebo Industrier AB	10,000	238,439
	Haldex AB	64,700	1,106,053
	Heba Fastighets AB Series B	14,500	382,983
	HIQ International AB	111,889	616,936
	HL Display AB Series B	14,400	437,141
	Hoganas AB Series B	77,300	1,799,032
*	Home Capital AB	25,400	251,356
#	Home Properties AB	25,400	409,948
*	IBS AB Series B	195,200	447,449
*	Industrial & Financial Systems AB Series B	487,600	477,378
	Intrum Justitia AB	163,100	2,785,374
	JM AB	280,673	5,785,288
	Klovern AB	303,476	1,146,056
	Kungsleden AB (B12W4C0)	432,600	5,122,927
*	Kungsleden AB (B29JLD1)	432,600	778,551
	Lagercrantz Group AB Series B	64,300	303,521
*	LBI International AB	107,651	587,808

24

#	Lennart Wallenstam Byggnads AB Class B	123,900	2,223,897
#	Lindex AB	235,900	4,221,746
*	Lundin Petroleum AB	90,000	1,014,690
*	Medivir Series B	44,650	391,487
* #	Micronic Laser Systems AB	105,400	726,540
*	Midelfart Sonesson AB Series A	4,160	7,682
*	Midelfart Sonesson AB Series B	4,160	7,672
	Munters AB	171,000	2,046,319
	NCC AB Series B	118,100	2,468,922
* #	Net Insight AB Series B	924,000	751,804
	New Wave Group AB Series B	107,400	1,220,943
#	NIBE Industrier AB	185,200	1,933,695
	Nobia AB	433,500	4,044,285
	Nolato AB Series B	66,440	534,140
	OEM International AB Series B	44,400	292,956
	OMX AB	189,900	7,926,174
	ORC Software AB	36,300	845,635
*	Ortivus AB	35,510	36,890
	Partnertech AB	28,800	178,392
	Peab AB Series B	250,400	2,520,410
*	Peab Industri AB	125,200	946,355
	Poolia AB Series B	36,150	204,734
*	Precomp Solutions AB	16,994	7,101
	Prevas AB Series B	5,500	18,294
*	Pricer AB Series B	1,711,500	120,689
	Proact It Group AB	29,000	165,726
*	Proffice AB	215,400	550,703
	Profilgruppen AB	16,300	201,306
#	Q-Med AB	159,200	2,074,705
*	RaySearch Laboratories AB	12,700	381,280
*	Readsoft AB Series B	48,800	112,923
	Rederi AB Transatlantic Series B	95,600	672,577
	rnb Retail and Brands AB	130,200	1,224,493
#	Rottneros Bruk AB	425,600	189,731
*	Scribona AB Series A	40,100	32,978
*	Scribona AB Series B	226,140	166,653
*	Semcon AB	39,900	499,160
	Sigma AB Series B	25,800	30,114
* #	Sintercast AB	11,800	262,370
	Skanditek Industrifoervaltnings AB	156,975	589,566
	Skistar AB	94,800	1,634,034
	Studsvik AB	21,900	637,235
*	SWECO AB Series B	184,000	1,613,805
*	Switchcore AB	185,784	2,612
*	Teleca AB Series B	157,200	364,263
* #	Telelogic AB	777,200	2,164,089
*	Teligent AB	111,400	22,893
*	Ticket Travel Group AB	27,152	74,729
	Trelleborg AB Series B	230,400	5,133,646
	Uniflex AB Series B	3,630	56,688
	VBG AB Series B	1,084	20,705
*	Vitrolife AB	41,500	224,149
*	Wedins Skor & Accessoarer AB	113,400	125,068
	Wihlborgs Fastigheter AB	65,658	1,179,122
	Xponcard Group AB	7,300	122,195

TOTAL — SWEDEN			132,740,434

25

SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
#	A. Hiestad Holding AG	1,426	3,466,363
*	Actelion, Ltd.	177,806	7,871,574
	AFG Arbonia-Forster Holding AG	4,799	1,666,642
	Allreal Holding AG	32,721	3,745,957
	Also Holding AG	16,678	948,272
*	Ascom Holding AG	92,504	1,021,836
	Bachem Holdings AG	26,438	2,241,311
	Baloise-Holding AG	24,030	2,322,614
	Bank Coop AG	31,715	2,119,523
	Bank Sarasin & Cie Series B	1,778	8,466,979
	Banque Cantonale de Geneve	4,141	1,036,252
	Banque Cantonale du Jura	4,500	235,209
	Banque Cantonale Vaudoise	11,172	5,250,490
	Banque Privee Edmond de Rothschild SA	161	5,367,689
	Barry Callebaut AG	10,927	8,519,989
	Basellandschaftliche Kantonalbank	600	515,305
*	Basilea Pharmaceutica AG	2,629	455,823
	Basler Kantonalbank	5,250	529,591
	Belimo Holdings AG	1,884	2,209,252
	Bellevue Group AG	27,315	2,082,708
	Berner Kantonalbank	25,110	4,757,675
	Bobst Group AG	36,682	2,531,250
	Bossard Holding AG	8,467	632,197
	Bucher Industries AG	33,989	8,422,047
	Calida Holding AG	396	216,043
*	Card Guard AG	32,013	174,931
	Carlo Gavazzi Holding AG	1,065	256,044
	Charles Voegele Holding AG	29,471	2,553,947
	Clariant AG	794,519	7,017,251
	Compagnie Financiere Tradition	5,202	896,231
	Conzzeta Holdings AG	1,415	3,006,009
	Crealogix Holding AG	3,388	250,399
	Daetwyler Holding AG	34,800	2,370,543
*	Dufry Group	2,688	261,762
	Edipresse SA	1,572	603,558
	Eichhof Holding AG	458	817,437
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,175,210
	ELMA Electronic AG	472	279,900
	Emmi AG	13,638	2,039,963
	Ems-Chemie Holding AG	31,716	4,617,378
	Energiedienst Holding AG	8,265	4,463,302
	Feintol International Holding AG	1,601	472,546
	Flughafen Zuerich AG	13,645	5,423,989
	Forbo Holding AG	5,990	3,602,845
	Fuchs Petrolub AG	19,809	1,977,758
	Galenica Holding AG	15,936	8,660,554
	George Fisher AG	11,518	7,588,949
	Golay-Buchel Holding SA	40	83,766
	Gurit Holding AG	1,326	1,025,016
	Helvetia Holding AG	12,833	4,317,003

26

	Hexagon AB	81,720	1,832,400
	Implenia AG	49,554	1,524,862
	Industrieholding Cham AG	1,704	677,752
	Interroll-Holding SA	2,475	1,230,135
	Intershop Holding AG	3,444	955,190
	Jelmoli Holding AG	1,521	3,693,878
	Jelmoli Holding AG (4382652)	2,835	1,339,244
	Kaba Holding AG	10,381	3,303,882
*	Kardex AG	17,985	1,031,800
	Komax Holding AG	9,005	1,418,372
#	Kudelski SA	106,944	1,851,373
	Kuoni Reisen Holding AG	13,794	7,297,392
	Lem Holdings SA	3,651	1,007,958
*	Logitech International SA	242,719	8,263,166
	Lonza Group AG	126,465	14,774,409
	Luzerner Kantonalbank	18,593	4,245,986
	Medisize Holding AG	13,260	890,170
	Metraux Services Holdings SA	1,853	326,903
* #	Micronas Semiconductor Holding AG	78,808	747,624
*	Mikron Holding AG	43,452	482,756
	Mobilezone Holding AG	115,610	766,420
	Orell Fuessli Holding AG	5,076	935,306
*	Parco Industriale e Immobiliare SA	600	1,854
	Phoenix Mecano AG	3,041	1,408,452
	PSP Swiss Property AG	148,025	7,592,864
	PubliGroupe SA	6,325	2,097,766
	Rieters Holdings AG	15,890	7,900,389
	Romande Energie Holding SA	2,839	5,015,329
* #	Schaffner Holding AG	1,830	399,983
#	Schulthess Group AG	14,570	1,636,771
	Schweiter Technology AG	4,193	1,397,662
	Schweizerhall Holding AG	8,648	1,282,927
	Schweizerische National Versicherungs Gesellschaft	1,881	1,305,310
	SEZ Holding AG	53,128	1,071,012
	SIA Abrasives Holding AG	2,381	846,964
	Siegfried Holding AG	8,560	1,388,867
*	Sihl	150	397
	Sika AG	7,511	13,988,654
	Societa Elettrica Sopracenerina SA	2,409	582,309
	Societe Generale d’Affichage	5,872	1,254,552
	St. Galler Kantonalbank	9,217	3,903,134
	Straumann Holding AG	12,103	3,417,946
	Sulzer AG	14,002	21,170,814
	Swiss Prime Site AG	81,434	4,334,685
*	Swisslog Holding AG	798,972	1,082,627
	Swissquote Group Holding SA	41,220	2,615,735
	Tamedia AG	15,322	2,038,979
	Tecan Group AG	40,139	2,498,220
*	Temenos Group AG	152,630	3,689,019
*	Tornos SA	38,028	604,736
*	UMS Schweizerische Metallwerke Holding AG	17,585	397,891
	Valartis Group AG	10,374	733,513
	Valiant Holding AG	60,231	9,412,840
	Valora Holding AG	12,004	3,055,764
	Vaudoise Assurances Holdings SA	3,233	497,954

27

	Villars Holding SA	150	77,877
* #	Von Roll Holding AG	379,814	2,914,150
	Vontobel Holdings AG	114,466	5,617,395
	Walliser Kantonalbank	1,457	619,932
	WMH Walter Meier Holding AG	4,878	1,057,234
* #	Ypsomed Holdings AG	2,419	172,854
	Zehnder Holding AG	786	1,287,108
	Zueblin Immobilien Holding AG	78,908	681,738
	Zuger Kantonalbank	630	1,842,629
TOTAL COMMON STOCKS			325,062,696

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,861,695

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 11/09/07	182,227	72,405

TOTAL — SWITZERLAND			326,996,796

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	1,889,000

SECURITIES LENDING COLLATERAL — (15.3%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106
TOTAL SECURITIES LENDING COLLATERAL			406,989,151

TOTAL INVESTMENTS - (100.0%) (Cost $1,802,732,916)			$2,660,075,206

See accompanying Notes to Financial Statements.

28

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
	Astral Media, Inc. Class A	61,500	$2,690,760
*	Azure Dynamics Corp.	256,850	84,765
* #	Ballard Power Systems, Inc.	89,600	403,220
	BMTC Group, Inc.	20,500	408,175
*	CanWest Global Communications Corp.	48,800	346,497
*	Coastal Contacts, Inc.	99,900	110,895
	Cogeco Cable, Inc.	20,800	918,782
#	Corus Entertainment, Inc. Class B	48,900	2,418,226
	Dorel Industries, Inc. Class B	35,100	1,135,191
	easyhome, Ltd.	1,800	36,038
*	Forzani Group, Ltd. Class A	39,700	560,989
*	Glacier Ventures International Corp.	53,600	220,843
*	Glentel, Inc.	1,800	19,873
*	Great Canadian Gaming Corp.	82,200	1,353,902
*	Indigo Books & Music, Inc.	20,000	262,213
*	Kangaroo Media, Inc.	17,900	12,889
	Le Chateau, Inc.	33,200	390,119
	Leon’s Furniture, Ltd.	74,500	968,548
	Linamar Corp.	70,700	1,408,414
*	Mad Catz Interactive, Inc.	70,200	83,542
*	Martinrea International, Inc.	70,800	800,080
*	MDC Partners, Inc. Class A	34,500	325,696
* #	MEGA Brands, Inc.	31,100	167,948
#	Reitmans Canada, Ltd.	65,900	1,077,519
*	RONA, Inc.	149,300	2,611,388
#	Torstar Corp. Class B	72,900	1,402,666
	TVA Group, Inc. Class B	5,500	81,129
	Uni-Select, Inc.	25,100	686,519
	Wescast Industries, Inc.	9,900	101,381
*	West 49, Inc.	45,700	32,906
*	Westport Innovations, Inc.	135,600	368,850
Total Consumer Discretionary			21,489,963

Consumer Staples — (3.4%)
	Canada Bread Co., Ltd.	4,800	321,616
*	CoolBrands International, Inc.	38,200	30,562
	Corby Distilleries, Ltd.	17,500	437,347
*	Cott Corp.	43,900	272,194
*	Fishery Products International, Ltd.	7,300	116,806
	Maple Leaf Foods, Inc.	83,100	1,084,509
#	Rothmans, Inc.	80,000	2,000,100
*	Saskatchewan Wheat Pool, Inc.	264,000	2,943,747
*	SunOpta, Inc.	69,700	992,578
Total Consumer Staples			8,199,459

1

Energy — (20.1%)
* #	Accrete Energy, Inc.	17,400	65,601
	Akita Drilling, Ltd.	20,300	208,085
*	Alberta Clipper Energy, Inc.	32,800	54,451
*	Anderson Energy, Ltd.	141,700	430,790
*	Antrim Energy, Inc.	114,700	550,588
*	Arawak Energy Corp.	211,200	578,717
*	Aurora Energy Resources, Inc.	67,400	946,343
*	Bankers Petroleum, Ltd.	574,600	488,434
*	Berens Energy, Ltd.	107,900	64,743
*	Birch Mountain Resources, Ltd.	21,051	24,631
*	Birchcliff Energy, Ltd.	109,000	533,037
*	Bow Valley Energy, Ltd.	116,500	718,841
*	Breaker Energy, Ltd.	45,000	241,662
*	Bulldog Resouces, Inc.	33,100	216,816
*	Burmis Energy, Inc.	61,200	110,165
	Calfrac Well Services, Ltd.	27,700	523,833
*	Calvalley Petroleum, Inc.	99,200	554,556
* #	Canadian Superior Energy, Inc.	165,800	431,102
* #	Candax Energy, Inc.	237,900	204,604
*	Canyon Services Group, Inc.	16,600	35,526
*	Caspian Energy, Inc.	37,500	15,001
*	CE Franklin, Ltd.	11,200	78,964
*	Celtic Exploration, Ltd.	43,800	515,552
	CHC Helicopter Corp. Class A	22,000	447,502
*	Cinch Energy Corp.	72,400	59,371
*	Coalcorp Mining, Inc.	109,771	219,553
*	Comaplex Minerals Corp.	22,100	134,154
*	Compton Petroleum Corp.	105,900	834,534
* #	Connacher Oil & Gas, Ltd.	248,400	847,086
*	Cordero Energy, Inc.	40,700	112,745
*	Corridor Resources, Inc.	80,700	851,428
*	Crew Energy, Inc.	55,800	446,422
*	Cyries Energy, Inc.	55,500	305,820
*	Delphi Energy Corp.	96,200	152,004
*	Denison Mines Corp.	239,400	2,202,590
*	Duvernay Oil Corp.	57,600	1,414,727
*	Ember Resources, Inc.	22,500	27,001
*	Endev Energy, Inc.	34,700	28,802
#	Ensign Energy Services, Inc.	150,400	2,194,446
*	ExAlta Energy, Inc.	21,500	35,907
* #	First Calgary Petroleums, Ltd. Class A	336,500	827,831
*	Galleon Energy, Inc. Class A	68,400	998,690
*	Gentry Resources, Ltd.	55,500	116,556
*	Great Plains Exploration, Inc.	21,100	16,037
* #	Grey Wolf Exploration, Inc.	39,800	71,644
* #	Heritage Oil Corp.	13,600	704,107
*	Highpine Oil & Gas, Ltd.	69,200	570,929
*	Iteration Energy, Ltd.	84,800	427,413
* #	Ivanhoe Energy, Inc.	279,000	479,904
*	Kereco Energy, Ltd.	60,100	230,194
*	Mahalo Energy, Ltd.	76,000	191,530
*	Midnight Oil Exploration, Ltd.	17,400	20,533
*	Nuvista Energy, Ltd.	53,200	654,925

2

*	Oilexco, Inc.	147,400	2,206,688
*	Open Range Energy Corp.	12,800	36,482
*	Pacific Stratus Energy, Ltd.	58,109	701,992
*	Paramount Resources, Ltd. Class A	43,800	629,875
	Pason Systems, Inc.	69,000	819,761
*	Peerless Energy, Inc.	66,900	340,538
*	Petrobank Energy & Resources, Ltd.	67,000	3,366,248
*	Petrolifera Petroleum, Ltd.	45,600	474,264
*	ProEx Energy, Ltd.	53,700	637,988
*	ProspEx Resouces, Ltd.	59,600	168,080
	Pulse Data, Inc.	55,900	145,347
*	Pure Energy Services, Ltd.	4,900	19,601
*	Questerre Energy Corp.	16,000	9,600
*	Rider Resources, Ltd.	58,700	233,638
*	Rock Energy, Inc.	12,200	33,308
*	Rockyview Energy, Inc.	13,600	42,298
	Savanna Energy Services Corp.	62,600	920,266
*	Saxon Energy Services, Inc.	117,900	595,425
	ShawCor, Ltd.	74,900	2,547,476
*	Storm Exploration, Inc.	51,300	418,116
*	Synenco Energy, Inc.	78,400	588,029
*	Technicoil Corp.	86,200	46,550
*	Tesco Corp.	38,000	839,082
* #	Titan Exploration, Ltd.	41,000	106,195
*	Transglobe Energy Corp.	71,200	362,426
#	Trican Well Service, Ltd.	150,200	2,552,026
*	TriStar Oil and Gas, Ltd.	11,738	133,820
*	Turnkey E&P, Inc.	21,000	113,406
*	TUSK Energy Corp.	109,900	129,688
*	UEX Corp.	179,100	1,352,273
*	Ur-Energy, Inc.	90,100	329,782
*	UTS Energy Corp.	507,000	2,707,515
*	Verenex Energy, Inc.	32,600	280,048
*	Vero Energy, Inc.	37,600	209,066
*	Wenzel Downhole Tools, Ltd.	21,200	14,841
*	West Energy, Ltd.	94,500	216,416
*	Xtreme Coil Drilling Corp.	40,100	310,791
*	ZCL Composite, Inc.	30,400	308,271
Total Energy			48,163,643

Financials — (5.3%)
	Canaccord Capital, Inc.	49,600	787,191
	Canadian Western Bank	71,100	1,921,929
	Clairvest Group, Inc.	1,900	27,266
*	Dundee Corp. Class A	75,200	1,638,690
	DundeeWealth, Inc.	51,100	1,125,278
	EGI Financial Holdings, Inc.	10,550	148,710
	Equitable Group, Inc.	14,500	412,836
	Gluskin Shef & Associates, Inc.	8,900	225,003
	Home Capital Group, Inc.	35,700	1,419,503
	Kingsway Financial Services, Inc.	74,800	1,207,332
	Laurentian Bank of Canada	29,000	1,163,248
	Northbridge Financial Corp.	30,300	1,121,156
*	Pacific and Western Credit Corp.	4,700	38,072
	Quest Capital Corp.	285,800	703,103

3

#	Rentcash, Inc.	21,600	112,326
	Sceptre Invesment Counsel, Ltd.	15,600	152,888
#	Western Financial Group, Inc.	56,400	326,008
	Xceed Mortgage Corp.	32,800	95,125
Total Financials			12,625,664

Health Care — (5.5%)
*	Adherex Technologies, Inc.	49,000	11,761
* #	AEterna Zentaris, Inc.	28,700	49,079
*	Akela Pharma, Inc.	19,338	96,695
*	Ambrilia Biopharma, Inc.	13,200	14,785
*	Angiotech Pharmaceuticals, Inc.	174,200	698,577
*	Aspreva Pharmaceuticals Corp.	37,800	971,887
*	Axcan Pharma, Inc.	69,700	1,566,934
*	Biomira, Inc.	57,900	20,266
*	BioMS Medical Corp.	153,900	377,074
*	Bioniche Life Sciences, Inc.	54,400	32,098
*	Cangene Corp.	82,800	616,891
*	Cardiome Pharma Corp.	82,800	830,526
*	Conjuchem Biotechnologies, Inc.	16,000	1,600
*	CryoCath Technologies, Inc.	59,200	293,055
*	DiagnoCure, Inc.	20,800	45,970
*	Draxis Health, Inc.	54,300	214,496
* #	Imaging Dynamics Co., Ltd.	85,300	48,623
*	Isotechnika, Inc.	170,000	127,506
* #	Labopharm, Inc.	26,000	25,741
	MDS, Inc.	160,800	3,256,363
*	Medicure, Inc.	150,100	105,075
*	Microbix Biosystems, Inc.	27,900	36,272
*	Migenix, Inc.	2,000	940
* #	Neurochem, Inc.	5,100	15,913
*	Novadaq Technologies, Inc.	7,300	43,875
*	Oncolytics Biotech, Inc.	44,700	101,921
*	Ondine Biopharma Corp.	60,500	69,578
*	Paladin Labs, Inc.	22,600	223,751
*	Parkbridge Lifestyles Communities, Inc.	28,700	180,819
*	Patheon, Inc.	76,400	248,312
* #	ProMetic Life Sciences, Inc.	359,700	219,428
*	QLT, Inc.	75,900	374,965
* #	Resverlogix Corp.	24,900	337,163
*	SemBioSys Genetics, Inc.	17,200	37,842
*	SXC Health Solutions Corp.	32,900	461,281
*	Theratechnologies, Inc.	73,700	748,092
*	TLC Vision Corp.	57,100	119,916
*	Transition Therapeutics, Inc.	30,233	294,484
*	TSO3, Inc.	78,200	169,702
*	Vasogen, Inc.	12,500	20,376
*	ViRexx Medical Corp.	28,700	15,212
Total Health Care			13,124,844

Industrials — (11.1%)
	Aecon Group, Inc.	43,100	734,892
*	Alexco Resource Corp.	49,700	235,093
*	ATS Automation Tooling System, Inc.	135,920	591,282
*	Avcorp Industries, Inc.	24,100	35,188

4

	Buhler Industries, Inc.	1,468	8,750
*	Carmanah Technologies Corp.	12,200	15,617
*	Ceramic Protection Corp.	8,700	53,073
#	Clarke, Inc.	56,600	452,823
*	Commercial Solutions, Inc.	4,100	9,553
*	Discovery Air, Inc. Class A	184,200	230,261
	Evertz Technologies, Ltd.	47,900	1,820,291
	Exco Technologies, Ltd.	8,500	35,702
* #	Flint Energy Services, Ltd.	30,900	606,906
*	Garda World Security Corp. Class A	35,000	506,125
*	GBS Gold International, Inc.	75,500	92,870
*	GLV, Inc.	4,800	58,707
*	Heroux-Devtek, Inc.	45,400	385,919
	Husky Injection Molding Systems, Ltd.	103,100	844,431
*	Hydrogenics Corp.	153,830	164,606
*	Intermap Technologies, Ltd.	57,200	600,630
*	Magellan Aerospace Corp.	138,200	158,938
	Marsulex, Inc.	30,700	430,128
	Methanex Corp.	123,100	3,656,253
*	Northstar Aerospace, Inc.	6,700	26,801
* #	Peregrine Diamonds, Ltd.	25,300	20,747
* #	Quebecor World, Inc.	74,800	166,812
	Richelieu Hardware, Ltd.	29,500	679,714
	Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791
*	Royal Laser Corp.	138,300	67,079
#	Russel Metals, Inc.	81,700	2,009,103
*	Silver Standard Resources, Inc.	41,692	1,508,909
*	Stantec, Inc.	56,300	1,900,220
*	The Churchill Corp.	21,100	511,701
	Toromont Industries, Ltd.	76,900	2,047,949
	Transat A.T., Inc. Class A	2,400	90,196
	Transcontinental, Inc. Class A	87,400	1,589,885
* #	Uranium Participation Corp.	77,600	878,476
*	Vector Aerospace Corp.	41,200	173,873
*	Vitran Corp., Inc.	18,400	244,732
*	West Timmins Mining, Inc.	158,900	141,428
*	Xantrex Technology, Inc.	34,800	333,401
Total Industrials			26,666,855

Information Technology — (7.0%)
*	20-20 Technologies, Inc.	20,200	131,105
*	Aastra Technologies, Ltd.	21,300	639,032
*	Absolute Software Corp.	25,300	973,593
*	AXIA NetMedia Corp.	79,600	281,798
*	Belzberg Techologies, Inc.	18,000	97,205
	Calian Technologies, Ltd.	400	5,240
*	Celestica, Inc.	251,756	1,465,293
*	Certicom Corp.	18,200	28,393
*	COM DEV International, Ltd.	89,500	304,315
	Computer Modelling Group, Ltd.	9,300	127,881
*	Constellation Software, Inc.	10,000	241,212
*	Dalsa Corp.	24,500	212,671
*	Divestco, Inc.	49,500	86,629
*	Emergis, Inc.	96,500	790,374
	Enghouse Systems, Ltd.	24,050	181,827

5

*	Exfo Electro-Optical Engineering, Inc.	47,900	250,530
*	Gemcom Software International, Inc.	64,200	138,679
	Gennum Corp.	41,700	448,297
*	Hemisphere GPS, Inc.	62,400	193,450
*	International Datacasting Corp.	56,000	43,682
*	Intrinsyc Software International, Inc.	80,700	75,862
* #	Kaboose, Inc.	133,200	355,662
*	MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075
*	March Networks Corp.	22,400	227,819
*	Matrikon, Inc.	17,300	43,598
*	Miranda Technologies, Inc.	29,100	372,499
	MKS, Inc.	22,600	31,868
	Mosaid Technologies, Inc.	17,000	269,463
*	Nurun, Inc.	9,600	38,402
* #	Open Text Corp.	60,900	1,998,838
*	Points International, Ltd.	145,700	460,435
*	Q9 Networks, Inc.	25,000	370,269
	Quebecor, Inc. Class B	55,000	2,131,907
*	RDM Corp.	27,400	79,464
*	Sierra Wireless, Inc.	40,400	650,877
*	SIRIT, Inc.	108,500	27,126
	Softchoice Corp.	22,830	453,198
*	The Descartes Systems Group, Ltd.	78,000	326,836
*	Tundra Semiconductor Corp.	30,750	144,840
*	Vecima Network, Inc.	19,600	162,492
*	Wi-LAN, Inc.	50,400	144,151
* #	Zarlink Semiconductor, Inc.	129,900	92,234
Total Information Technology			16,924,121

Materials — (26.1%)
* #	Adanac Molybdenum Corp.	95,600	117,594
*	Allen-Vanguard Corp.	70,100	599,385
*	Almaden Minerals, Ltd.	43,800	106,439
*	Altius Minerals Corp.	29,700	742,240
	Amerigo Resources, Ltd.	103,165	224,911
*	Anvil Mining, Ltd.	71,040	1,177,902
*	Apollo Gold Corp.	19,512	9,317
*	Aquiline Resources, Inc.	59,700	582,701
*	Atna Resource, Ltd.	65,447	92,939
*	Atrium Innovations, Inc.	16,300	366,768
*	Augusta Resource Corp.	99,000	361,368
*	Aurelian Resources, Inc.	127,580	963,277
*	Aurizon Mines, Ltd.	165,600	586,253
*	Baffinland Iron Mines Corp.	92,610	326,003
* #	Baja Mining Corp.	119,900	212,234
*	Breakwater Resources, Ltd.	405,700	730,297
*	Caledonia Mining Corp.	99,500	11,443
*	Campbell Resources, Inc.	94,387	12,743
*	Canadian Gold Hunter, Corp.	50,502	83,332
*	Canadian Royalties, Inc.	93,180	275,827
*	Canadian Zinc Corp.	116,700	75,859
	Canam Group, Inc. Class A	44,300	527,639
*	Candente Resource Corp.	82,765	153,951
*	Canfor Corp.	109,200	851,803
* #	Capstone Mining Corp.	118,145	320,189

6

*	Cardero Resource Corp.	53,400	93,989
*	Carpathian Gold, Inc.	143,472	91,827
	Cascades, Inc.	79,000	657,313
*	Catalyst Paper Corp.	180,800	271,214
	CCL Industries, Inc. Class B	33,400	1,245,214
*	Chariot Resouces, Ltd.	307,800	283,190
*	Claude Resources, Inc.	87,800	116,780
*	Crew Gold Corp.	22,300	30,776
* #	Crystallex International Corp.	278,525	654,566
*	Dundee Precious Metals, Inc.	51,754	408,877
*	Dynacor Gold Mines, Inc.	6,722	2,353
*	Eastern Platinum, Ltd.	736,790	2,026,274
*	Eastmain Resources, Inc.	29,014	20,021
*	Eldorado Gold Corp.	377,395	2,200,323
* #	Endeavour Silver Corp.	37,700	146,283
*	Entree Gold, Inc.	84,000	202,450
*	Equinox Minerals, Ltd.	640,890	2,781,602
*	Erdene Gold, Inc.	66,489	83,115
*	Etruscan Resources, Inc.	71,575	156,757
*	Euro Goldfields, Ltd.	192,800	1,164,570
*	Far West Mining, Ltd.	48,120	202,114
*	Farallon Resources, Ltd.	317,000	225,081
* #	First Nickel, Inc.	135,300	101,480
*	FNX Mining Co., Inc.	39,806	1,332,373
*	Formation Capital Corp.	220,000	112,206
*	Forsys Metals Corp.	43,200	158,552
*	Fortune Minerals, Ltd.	37,970	67,590
*	Fraser Papers, Inc.	39,800	129,356
*	Fronteer Development Group, Inc.	67,800	700,409
*	Frontera Copper Corp.	74,500	452,238
* #	Glencairn Gold Corp.	178,500	35,702
*	Globestar Mining Corp.	99,006	171,289
* #	Globex Mining Enterprises, Inc.	3,100	10,417
*	Gold Eagle Mines, Ltd.	79,700	600,968
*	Golden Peaks Resources	5,500	10,120
* #	Golden Star Resources, Ltd.	231,100	700,268
* #	Grande Cache Coal Corp.	88,200	89,086
*	Great Basin Gold, Ltd.	199,590	568,860
*	Great Panther Resources, Inc.	61,810	74,176
* #	Greystar Resources, Ltd.	30,087	204,000
*	Guyana Goldfields, Inc.	34,052	278,219
*	Hanfeng Evergreen, Inc.	62,900	830,951
#	Harry Winston Diamond Corp.	69,100	2,622,476
*	High River Gold Mines, Ltd.	319,020	794,400
	IAMGOLD Corp.	359,000	3,091,145
*	Imperial Metals Corp.	36,490	483,517
* #	Inter-Citic Minerals, Inc.	54,937	103,287
*	International Forest Products, Ltd. Series A	74,500	388,909
	International Royalty Corp.	77,680	419,493
*	Intertape Polymer Group, Inc.	27,000	72,904
*	Ivernia, Inc.	163,360	245,052
*	Jinshan Gold Mines, Inc.	157,900	462,670
*	Kirkland Lake Gold, Inc.	56,080	743,658
*	La Mancha Resources, Inc.	11,000	4,510
*	Lake Shore Gold Corp.	129,600	208,666

7

* #	Laramide Resources, Ltd.	36,700	276,732
*	Linear Gold Corp.	14,200	33,798
*	Major Drilling Group International, Inc.	27,700	1,598,370
*	Malaga, Inc.	65,000	25,026
*	MDN, Inc.	100,780	95,746
* #	Mega Uranium, Ltd.	94,100	356,657
*	Metallic Ventures Gold, Inc.	12,200	27,451
*	Migao Corp.	43,900	425,412
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	13,900	12,511
*	Minco Silver Corp.	19,100	60,168
*	Miramar Mining Corp.	203,970	1,276,916
*	Neo Material Technologies, Inc.	114,200	556,182
#	Norbord, Inc.	119,300	888,829
* #	North American Palladium, Ltd.	43,110	232,806
*	Northern Peru Copper Corp.	30,400	311,616
*	Northgate Minerals Corp.	210,100	651,343
#	Nova Chemicals Corp.	37,400	1,209,950
*	Nuinsco Resources, Ltd.	19,000	6,080
*	Olympus Pacific Minerals, Inc.	82,500	39,602
*	Orvana Minerals, Corp.	45,800	36,642
*	Pacific Rim Mining Corp.	81,432	87,137
*	Pan Amer Silver Corp.	70,200	2,235,280
* #	Pelangio Mines, Inc.	83,100	181,998
*	Petaquilla Minerals, Ltd.	90,480	275,073
*	Platinum Group Metals Ltd.	62,387	212,750
*	PolyMet Mining Corp.	143,477	451,975
*	Qgx, Ltd.	52,500	162,758
*	Quadra Mining, Ltd.	61,350	1,014,780
*	Queenston Mining, Inc.	24,496	67,367
*	Redcorp Ventures, Ltd.	110,500	22,101
*	Resin Systems, Inc.	172,880	214,382
*	Richmont Mines, Inc.	20,500	62,528
* #	Rubicon Minerals Corp.	157,100	248,230
	Samuel Manu-Tech, Inc.	12,200	122,006
*	Scandinavian Minerals, Ltd.	19,230	152,886
* #	Scorpio Minining Corp.	56,800	75,548
* #	SEMAFO, Inc.	220,065	213,474
*	Shore Gold, Inc.	77,100	369,327
#	Silvercorp Metals, Inc.	155,100	1,270,333
* #	Skye Resources, Inc.	46,430	403,961
*	St. Andrew Goldfields, Ltd.	14,185	7,377
*	Starfield Resources, Inc.	274,715	329,674
	Stella-Jones, Inc.	14,200	575,555
*	Stornoway Diamond Corp.	154,000	98,565
*	Suramina Resources, Inc.	5,700	7,581
*	Tanzanian Royalty Exploration Corp.	80,913	516,251
*	Taseko Mines, Ltd.	124,400	585,953
* #	Teal Exploration & Mining, Inc.	35,645	178,947
* #	Tembec, Inc.	58,300	26,819
*	Thompson Creek Metals Company, Inc.	124,000	2,473,924
*	Timminco, Ltd.	98,400	1,431,792
*	Tiomin Resources, Inc.	199,455	17,952
*	TVI Pacific, Inc.	169,346	23,710
* #	Vaaldiam Resources, Ltd.	55,900	32,424

8

* #	Wesdome Gold Mines, Ltd.	30,600	40,088
#	West Fraser Timber Co., Ltd.	41,600	1,245,982
*	Western Canadian Coal Corp.	113,108	76,917
	Winpak, Ltd.	29,300	190,460
	Yamana Gold, Inc.	1	6
* #	Yukon-Nevada Gold Corp.	21,700	34,505
Total Materials			62,706,263

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	105,605

Utilities — (1.3%)
*	BioteQ Environmental Technologies, Inc.	71,700	290,400
*	Boralex, Inc. Class A	41,000	674,894
*	Canadian Hydro Developers, Inc.	146,100	900,021
#	Emera, Inc.	36,400	781,547
*	MAXIM Power Corp.	51,200	316,944
	Pacific Northern Gas, Ltd.	3,800	69,543
Total Utilities			3,033,349

TOTAL COMMON STOCKS			213,039,766

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	8,708

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000

SECURITIES LENDING COLLATERAL — (11.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946

TOTAL SECURITIES LENDING COLLATERAL			27,111,800

TOTAL INVESTMENTS - (100.0%)
(Cost $246,828,280)			$240,268,274

See accompanying Notes to Financial Statements.

9

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$1,039,808
*	Alpargatas S.A.I.C.	1,078	1,690
	Alto Palermo SA Series A	5,000	20,878
	BBVA Banco Frances SA	399,900	1,109,040
*	Capex SA Series A	52,893	395,563
*	Celulosa Argentina SA Series B	24,922	40,772
*	Central Puerto SA Series B	16,000	29,366
*	Endesa Costanera SA Series B	114,100	158,216
*	Gas Natural Ban SA	345,000	266,610
*	IRSA Inversiones y Representaciones SA	657,649	983,652
*	Juan Minetti SA	353,151	280,612
	Ledesma S.A.A.I.	242,632	340,225
*	MetroGas SA Series B	543,115	243,703
*	Molinos Rio de la Plata SA Series B	596,060	2,135,963
*	Petrobras Energia Participacio	139,720	154,558
	Siderar S.A.I.C. Series A	649,191	5,259,588
	Solvay Indupa S.A.I.C.	555,366	676,647
*	Transportadora de Gas del Sur SA Series B	445,280	502,282

TOTAL — ARGENTINA			13,639,173

BRAZIL — (11.3%)
COMMON STOCKS — (1.4%)
	Brasil Telecom Participacoes SA	59,520	1,545,521
	Companhia de Bebidas das Americas	90,424	6,531,995
	Companhia de Concessoes Radoviarias	166,800	2,912,278
	Companhia Siderurgica Nacional SA	241,404	18,381,015
	CPFL Energia SA	1,935	37,994
	Empresa Brasileira de Aeronautica SA	696,921	7,619,597
	Lojas Renner SA	15,810	370,402
	Perdigao SA	7,898	189,971
	Souza Cruz SA	247,900	7,010,950
*	Tele Norte Celular Participacoes SA	1,152	46,300
	Tele Norte Leste Participacoes SA	59,254	1,956,734
	Tractebel Energia SA	203,300	2,523,247
*	Vivo Participacoes SA	64,140	508,054
	Weg SA	489,800	6,614,636
TOTAL COMMON STOCKS			56,248,694

PREFERRED STOCKS — (9.9%)
	Aracruz Celulose SA Series B	711,999	5,552,377
	Aracruz Celulose SA Sponsored ADR	48,400	3,708,408
	Banci Itau Holding Financeira SA	1,736,000	47,934,401
	Banco Bradesco SA	1,604,316	50,920,723

1

Brasil Telecom Participacoes SA	234,026	3,236,183
Brasil Telecom Participacoes SA ADR	12,100	830,423
Brasil Telecom SA	626,729	6,118,011
Braskem SA Preferred A	435,600	3,827,021
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	117,300	1,953,800
Companhia de Bebidas das Americas	55,183	4,109,405
Companhia de Bebidas das Americas Preferred ADR	382,700	28,733,116
Companhia Energetica de Minas Gerais	329,700	7,010,746
Companhia Energetica de Minas Gerais SA Sponsored ADR	21,800	456,710
Companhia Paranaense de Energia-Copel Series B	100,000	1,553,523
Companhia Vale do Rio Doce Series A	2,791,120	81,194,237
Companhia Vale do Rio Doce Series B	81,160	—
Companhia Vale do Rio Doce Sponsored ADR	341,600	9,882,488
* Empresa Nasional de Comercio Redito e Participacoes SA	480	8,836
Gerdau SA	697,734	19,810,710
Gol Linhas Aereas Inteligentes SA	70,500	1,806,250
Investimentos Itau SA	3,669,626	26,610,776
Klabin SA	682,875	2,696,912
Lojas Americanas SA	100,000	959,447
Metalurgica Gerdau SA	148,275	5,771,534
Suzano Papel e Celullose SA	143,545	2,394,152
Tele Norte Leste Participacoes SA	180,034	3,745,896
Tele Norte Leste Participacoes SA ADR	137,000	2,866,040
Telecomunicacoes de Sao Paulo SA	621,100	16,456,881
* Telemar Norte Leste SA	148,500	5,483,740
Tim Participacoes SA ADR	109,680	4,254,487
Unibanco-Uniao de Bancos Brasileiros SA	40,000	255,034
Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	6,887,120
Unibanco-Uniao de Bancos Brasileiros Units SA	1,780,960	26,425,802
Usinas Siderurgicas de Minas Gerais SA Series A	300,808	15,252,687
Usinas Siderurgicas de Minas Gerais SA Series B	487	23,566
Vivo Participacoes SA	1,148,746	6,818,016
Vivo Participacoes SA ADR	110,000	635,800
Votorantim Celulose e Papel SA	71,336	2,339,798
TOTAL PREFERRED STOCKS		408,525,056

TOTAL — BRAZIL		464,773,750

CHILE — (2.6%)
COMMON STOCKS — (2.6%)
Banco de Chile Series F ADR	52,395	2,645,947
Banco de Credito e Inversiones SA Series A	21,794	659,054
Banco Santander Chile SA ADR	295,998	14,237,504
CAP SA	116,535	3,454,936
Colbun SA	9,359,730	2,034,925
Compania Cervecerias Unidas SA ADR	115,400	4,114,010
Compania General de Electricidad SA	28,230	228,764
* Compania SudAmericana de Vapores SA	557,551	1,267,287
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,417,554
CorpBanca SA	69,972,500	490,962
Distribucion y Servicio D&S SA ADR	208,828	6,931,001
Embotelladora Andina SA Series A ADR	109,600	1,648,384
Embotelladora Andina SA Series B ADR	89,100	1,514,700
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	20,838,290
Empresa Nacional de Telecomunicaciones SA	113,317	1,735,758

2

	Empresas CMPC SA	46,072	1,693,632
	Empresas Copec SA	298,855	5,294,273
	Enersis SA Sponsored ADR	424,303	7,412,573
	Lan Airlines SA Sponsored ADR	629,500	9,285,125
*	Madeco SA Sponsored ADR	4,450	52,732
	Masisa SA ADR	38,553	366,254
	S.A.C.I. Falabella SA	480,511	2,607,932
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	10,767,958
	Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	204,483
	Vina de Concha y Toro SA Sponsored ADR	67,750	2,966,773
TOTAL COMMON STOCKS			105,870,811

RIGHTS/WARRANTS — (0.0%)
*	Cia General de Electricidad SA Rights 12/13/07	3,100	184

TOTAL — CHILE			105,870,995

CHINA — (4.0%)
COMMON STOCKS — (4.0%)
* #	Air China, Ltd.	1,176,000	1,496,402
	Aluminum Corp of China, Ltd.	28,000	63,512
	Aluminum Corp. of China, Ltd. ADR	73,900	4,181,262
* #	Angang Steel Co., Ltd.	593,640	1,848,096
*	Anhui Conch Cement Co., Ltd.	244,000	2,108,630
* #	Bank of China, Ltd.	11,845,000	6,194,524
#	Bank of Communications Co., Ltd.	3,103,000	4,926,534
	Beijing Capital International Airport Co., Ltd.	670,000	1,149,772
	Beijing Enterprises Holdings, Ltd.	252,000	1,272,300
* #	Byd Co., Ltd.	60,500	465,447
	China Construction Bank Corp.	9,085,000	8,797,493
*	China COSCO Holdings Co., Ltd.	1,441,000	5,420,355
* #	China Everbright, Ltd.	304,000	1,004,176
*	China Insurance International Holdings Co., Ltd.	240,000	654,055
*	China Life Insurance Co., Ltd.	9,000	49,529
*	China Life Insurance Co., Ltd. ADR	62,800	5,186,652
	China Mengniu Dairy Co., Ltd.	448,000	1,615,465
	China Merchants Holdings (International) Co., Ltd.	510,000	3,312,997
	China Mobile, Ltd.	4,500	82,343
	China Mobile, Ltd. Sponsored ADR	71,600	6,562,856
*	China National Building Material Co., Ltd.	184,000	807,760
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	39,200	2,511,544
*	China Oilfield Services, Ltd.	414,000	989,832
	China Petroleum and Chemical Corp. (Sinopec)	46,000	69,826
	China Petroleum and Chemical Corp. (Sinopec) ADR	67,500	10,320,075
	China Resources Enterprise, Ltd.	576,000	2,434,417
	China Resources Power Holdings Co., Ltd.	534,000	1,849,973
	China Shenhua Energy Co., Ltd.	1,101,000	6,549,034
* #	China Shipping Container Lines Co., Ltd.	1,596,550	1,457,394
*	China Shipping Development Co., Ltd.	618,000	1,699,566
*	China Southern Airlines Co., Ltd. ADR	12,200	760,304
*	China Telecom Corp., Ltd. ADR	70,000	5,653,200
	China Travel International Investment Hong Kong, Ltd.	1,382,000	930,307
	China Unicom, Ltd. ADR	153,100	3,538,141

3

	Citic Pacific, Ltd.	496,000	2,808,880
	CNOOC, Ltd.	45,000	82,645
	CNOOC, Ltd. ADR	59,300	10,945,001
	COSCO Pacific, Ltd.	544,000	1,521,993
	Datang International Power Generation Co., Ltd.	1,374,000	1,251,854
	Denway Motors, Ltd.	1,712,000	1,120,450
*	Dongfang Electric Co., Ltd.	88,000	755,286
*	Dongfeng Motor Corp.	1,386,000	1,077,092
	GOME Electrical Appliances Holdings, Ltd.	491,000	1,016,645
	Guangdong Investment, Ltd.	1,182,000	687,036
*	Guangshen Railway Co., Ltd. Sponsored ADR	11,300	414,597
#	Guangzhou R&F Properties Co., Ltd.	487,600	2,103,856
* #	Guangzhou Shipyard International Co., Ltd.	34,000	213,333
#	Hopson Development Holdings, Ltd.	258,000	813,769
*	Huadian Power International Corp.	694,000	365,185
*	Huaneng Power International, Inc. ADR	36,100	1,548,690
*	Industrial and Commercial Bank of China (Asia), Ltd.	11,489,000	9,213,725
*	Jiangsu Express Co., Ltd.	592,000	604,894
* #	Jiangxi Copper Co., Ltd.	165,000	438,748
#	Lenova Group, Ltd.	1,442,000	1,279,769
* #	Maanshan Iron and Steel Co., Ltd.	840,000	604,105
	Nine Dragons Paper Holdings, Ltd.	747,000	1,866,137
	PetroChina Co., Ltd. ADR	45,200	8,666,648
#	PICC Property and Casualty Co., Ltd.	1,036,000	1,617,095
#	Ping An Insurance (Group) Co. of China, Ltd.	469,000	5,219,196
*	Shanghai Electric Group Co., Ltd.	552,000	439,901
	Shanghai Industrial Holdings, Ltd.	235,000	1,135,231
	Shimao Property Holdings, Ltd.	693,500	2,046,079
#	Sinofert Holdings, Ltd.	1,012,000	812,444
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	11,300	711,448
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	261,253
* #	Tsingtao Brewery Co., Ltd.	154,000	529,799
	Weichai Power Co., Ltd.	55,000	424,205
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	18,900	1,948,401
	Zhejiang Expressway Co., Ltd.	696,000	994,210
* #	ZTE Corp.	68,800	329,926

TOTAL — CHINA			161,833,299

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
#	CEZ A.S.	381,144	28,266,227
	Komercni Banka A.S.	27,759	6,261,888
	Phillip Morris CR A.S.	954	431,259
	Telefonica 02 Czech Republic A.S.	230,085	7,004,128
*	Unipetrol A.S.	119,768	2,162,150
#	Zentiva NV	38,106	2,046,620

TOTAL — CZECH REPUBLIC			46,172,272

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	ELMU NYRT	185	31,368
	Magyar Telekom Telecommunications P.L.C.	1,050,555	5,483,257
#	MOL Hungarian Oil & Gas NYRT	168,429	24,129,404

4

	OTP Bank NYRT	471,768	23,254,916
#	Richter Gedeon NYRT	39,896	8,875,123
* #	Tiszai Vegyi Kombinat NYRT	74,964	3,228,537

TOTAL — HUNGARY			65,002,605

INDIA — (13.4%)
COMMON STOCKS — (13.4%)
	Aban Offshore, Ltd.	16,521	1,914,585
	Adani Enterprises, Ltd.	51,000	1,029,076
	Aditya Birla Nuvo, Ltd.	47,172	1,873,709
	Alstom Projects India, Ltd.	32,043	762,201
	Ambuja Cements, Ltd.	1,452,686	5,480,084
	Amtek Auto, Ltd.	55,615	634,159
	Apollo Hospitals Enterprise, Ltd.	21,437	263,060
*	Arvind Mills, Ltd.	90,436	171,332
	Asea Brown Boveri India, Ltd.	202,695	7,977,067
	Ashok Leyland, Ltd.	621,735	705,569
	Asian Paints (India), Ltd.	81,536	2,044,534
	Aventis Pharma, Ltd.	8,241	206,134
	Axis Bank, Ltd.	349,044	8,201,449
	Bajaj Auto, Ltd.	102,119	6,990,660
	Bajaj Hindusthan, Ltd.	49,677	269,070
	Balrampur Chini Mills, Ltd.	41,380	107,062
	BEML, Ltd.	32,527	1,364,055
	Bharat Forge, Ltd.	174,384	1,387,658
	Biocon, Ltd.	87,444	1,264,260
	Cadila Healthcare, Ltd.	43,470	315,893
	Century Textiles & Industries, Ltd.	51,740	1,454,325
	Chennai Petroleum Corp., Ltd.	63,105	651,783
	Cipla, Ltd.	880,500	4,095,361
	Colgate-Palmolive (India), Ltd.	84,376	813,736
	Crompton Greaves, Ltd.	184,828	1,980,370
	Cummins India, Ltd.	135,892	1,451,939
	Dabur India, Ltd.	308,253	860,302
*	Dish TV India, Ltd.	304,209	633,078
	Divi’s Laboratories, Ltd.	31,510	1,283,809
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,781,537
	EIH, Ltd.	165,150	679,780
	Exide Industries, Ltd.	190,000	343,111
	Gammon India, Ltd.	46,112	648,726
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,131,655
	Glenmark Pharmaceuticals, Ltd.	140,860	1,626,433
	Godrej Consumer Products, Ltd.	95,928	311,871
	Godrej Industries, Ltd.	124,636	884,759
	Great Eastern Shipping Co., Ltd.	110,304	1,377,447
	Great Offshore, Ltd.	27,576	635,921
	HCL Infosystems, Ltd.	86,934	505,979
	HCL Technologies, Ltd.	530,870	4,295,396
	HDFC Bank, Ltd.	386,733	16,882,649
	Hero Honda Motors, Ltd. Series B	286,616	5,252,638
	Hindustan Construction Co., Ltd.	40,914	208,598
	Hindustan Unilever, Ltd.	2,697,394	14,137,096
	ICICI Bank Sponsored ADR	629,447	38,087,838
	India Cements, Ltd.	94,232	705,226

5

	Indiabulls Financial Services, Ltd.	189,195	3,515,995
	Indian Hotels Co., Ltd.	644,960	2,186,472
	Industrial Development Bank of India, Ltd.	678,674	2,788,475
	Infosys Technologies, Ltd.	657,429	26,728,909
	ITC, Ltd.	3,899,423	18,668,764
	IVRCL Infrastructures & Projects, Ltd.	61,336	721,675
	Jaiprakash Associates, Ltd.	104,404	4,779,047
	Jammu & Kashmir Bank, Ltd.	20,547	381,096
	Jet Airways (India), Ltd.	19,348	407,662
	Jindal Steel & Power, Ltd.	20,902	7,147,888
	JSW Steel, Ltd.	106,526	2,709,365
	Jubilant Organosys, Ltd.	95,560	729,166
	Lakshmi Machine Works, Ltd.	3,903	320,698
	Larsen & Toubro, Ltd.	216,588	22,596,425
	Lupin, Ltd.	65,216	868,127
	Madras Cements, Ltd.	4,361	508,008
	Mahindra & Mahindra, Ltd.	267,561	4,961,090
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	2,588,389
	Maruti Suzuki India, Ltd.	162,177	4,143,114
*	Matrix Laboratories, Ltd.	95,511	528,366
	Moser Baer (India), Ltd.	88,443	609,625
	Motor Industries Co., Ltd.	24,968	2,928,645
	Nagarjuna Construction Co., Ltd.	37,276	297,424
	Nicholas Piramal India, Ltd.	76,008	586,588
	Nirma, Ltd.	91,336	548,822
	Pantaloon Retail India, Ltd.	58,580	985,564
	Patni Computer Systems, Ltd.	116,382	921,148
	Petronet LNG, Ltd.	97,953	256,994
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	204,121
	Ranbaxy Laboratories, Ltd.	411,794	4,031,775
	Raymond, Ltd.	35,367	375,874
	Reliance Capital, Ltd.	86,097	5,119,828
	Reliance Communications, Ltd.	1,721,955	29,353,112
	Reliance Energy, Ltd.	339,176	14,891,138
	Reliance Industries, Ltd.	1,772,347	128,087,323
*	Reliance Natural Resources, Ltd.	1,721,955	7,300,263
	Satyam Computer Services, Ltd.	772,898	8,571,894
	Sesa GOA, Ltd.	26,750	2,331,611
	Shree Cement, Ltd.	12,572	446,298
	Siemens India, Ltd.	142,115	6,509,929
	Sterling Biotech, Ltd.	83,096	329,966
	Sterlite Industries (India), Ltd. Series A	431,495	11,354,277
*	Sun Pharma Advanced Research Co., Ltd.	162,432	379,999
	Sun Pharmaceuticals Industries, Ltd.	162,432	4,524,633
	Tata Chemicals, Ltd.	130,261	1,031,794
	Tata Consultancy Services, Ltd.	504,652	12,989,422
	Tata Motors, Ltd.	408,049	7,595,959
	Tata Power Co., Ltd.	170,018	5,073,724
	Tata Steel, Ltd.	592,597	12,373,570
	Tata Tea, Ltd.	41,503	797,635
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	2,022,029
	Thermax, Ltd.	46,429	1,021,184
	Titan Industries, Ltd.	21,191	822,835
	TVS Motor Co., Ltd.	33,921	55,631
	Unitech, Ltd.	343,920	3,310,137

6

United Phosphorus, Ltd.	69,388	604,887
United Spirits, Ltd.	55,453	2,868,732
Videsh Sanchar Nigam, Ltd.	155,496	2,467,479
Wipro, Ltd.	440,456	5,132,831
* Wire & Wireless India, Ltd.	264,530	468,397
Wockhardt, Ltd.	38,730	377,774
Zee Entertainment Enterprises, Ltd.	529,060	3,819,682
* Zee News, Ltd.	239,188	400,813
TOTAL COMMON STOCKS		549,143,077

RIGHTS/WARRANTS — (0.0%)
* Tata Steel, Ltd. Preferred Rights 12/21/07	533,337	253,041
* Tata Steel, Ltd. Rights 12/21/07	118,519	1,561,310
TOTAL RIGHTS/WARRANTS		1,814,351

TOTAL — INDIA		550,957,428

INDONESIA — (2.3%)
COMMON STOCKS — (2.3%)
PT Astra Agro Lestari Tbk	456,500	1,245,640
PT Astra International Tbk	6,034,461	16,193,136
PT Bank Central Asia Tbk	7,630,000	5,807,695
PT Bank Danamon Indonesia Tbk	2,896,000	2,576,650
* PT Bank Pan Indonesia Tbk	280,000	19,840
PT Bumi Resources Tbk	4,150,000	2,514,585
PT Global Mediacom Tbk	1,100,000	125,719
PT Gudang Garam Tbk	2,150,500	1,932,154
PT Indocement Tunggal Prakarsa Tbk	1,210,000	997,952
PT Indofood Sukses Makmur Tbk	7,143,500	1,935,070
PT Indosat Tbk	7,961,500	7,158,870
PT International Nickel Indonesia Tbk	331,000	3,341,139
PT Kalbe Farma Tbk	6,800,000	886,711
PT Lippo Karawaci Tbk	91,754	16,433
PT Medco Energi International Tbk	2,396,000	1,388,441
* PT Panasia Indosyntec Tbk	75,100	3,206
PT Semen Gresik Tbk	6,541,000	4,178,130
PT Telekomunikasi Indonesia Tbk	33,437,640	36,221,136
PT Unilever Indonesia Tbk	7,142,500	5,069,824
PT United Tractors Tbk	2,206,000	2,661,766

TOTAL — INDONESIA		94,274,097

ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
Africa-Israel Investments, Ltd.	31,387	3,167,291
Bank Hapoalim B.M.	2,309,640	11,667,745
Bank Leumi Le-Israel	2,521,861	11,791,571
Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	5,543,691
Clal Industries, Ltd.	215,443	1,288,438
Clal Insurance Enterprise Holdings, Ltd.	42,165	1,221,987
Delek Automotive Systems, Ltd.	11,121	152,450
Delek Group, Ltd.	4,584	1,105,266
Discount Investment Corp.	66,100	2,175,591
Elbit Systems, Ltd.	56,043	3,187,396

7

*	First International Bank of Israel, Ltd. (6123804)	205,277	543,619
*	First International Bank of Israel, Ltd. (6123815)	48,660	663,907
	IDB Development Corp., Ltd. Series A	55,655	2,132,696
	IDB Holding Corp., Ltd.	36,578	1,355,352
	Israel Chemicals, Ltd.	1,410,154	15,071,451
	Koor Industries, Ltd.	22,390	1,717,619
*	Makhteshim-Agan Industries, Ltd.	843,283	7,191,519
	Migdal Insurance Holdings, Ltd.	600,593	1,025,972
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,564,502
	Ormat Industries, Ltd.	113,997	1,859,624
	Osem Investment, Ltd.	108,870	1,273,521
	Partner Communications Co., Ltd.	124,006	2,557,869
*	Strauss Group, Ltd.	55,697	804,802
	Teva Pharmaceutical Industries, Ltd.	173,280	7,762,281
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	59,001,976
	United Mizrahi Bank, Ltd.	384,693	2,942,467

TOTAL — ISRAEL			149,770,603

MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
	Affin Holdings Berhad	747,600	577,521
*	Airasia Berhad	1,839,000	1,010,455
	Alliance Financial Group Berhad	1,164,400	1,034,167
	AmInvestment Group Berhad	406,882	447,198
	AMMB Holdings Berhad	2,343,431	2,806,846
	Asiatic Development Berhad	573,300	1,269,776
	Batu Kawan Berhad	170,000	511,258
	Berjaya Sports Toto Berhad	1,248,800	1,854,547
	Boustead Holdings Berhad	542,900	1,000,454
	British American Tobacco Berhad	295,300	3,533,021
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	14,474,335
	Digi.Com Berhad	767,162	5,883,504
	EON Capital Berhad	507,100	1,034,716
	Fraser & Neave Holdings Berhad	61,000	142,274
	Gamuda Berhad	2,662,000	3,480,726
	Genting Berhad	3,486,500	8,230,767
	Hong Leong Bank Berhad	1,607,150	2,988,634
	Hong Leong Financial Group Berhad	738,729	1,299,621
	IGB Corp. Berhad	917,900	629,826
	IJM Corp. Berhad	994,800	2,457,840
	IOI Corp. Berhad	5,861,295	11,829,513
	IOI Properties Berhad	151,300	616,905
	KLCC Property Holdings Berhad	778,600	832,749
	KNM Group Berhad	1,052,500	2,056,803
	Kuala Lumpur Kepong Berhad	1,120,500	5,277,539
	Lafarge Malayan Cement Berhad	626,280	984,175
*	Lion Diversified Holdings Berhad	368,500	211,416
	Magnum Corp. Berhad	1,487,600	1,462,464
	Malayan Banking Berhad	3,467,500	11,748,527
*	Malaysian Airlines System Berhad	1,205,467	1,764,071
	Malaysian Bulk Carriers Berhad	437,200	590,460
	Malaysian Pacific Industries Berhad	170,000	436,917
	MISC Berhad	3,003,132	8,724,397
	MMC Corp. Berhad	828,700	2,144,271

8

	Nestle (Malaysia) Berhad	229,200	1,736,266
	Oriental Holdings Berhad	241,300	474,441
*	Parkson Holdings Berhad	479,050	1,251,613
	Petronas Dagangan Berhad	813,400	2,088,314
	Petronas Gas Berhad	1,304,200	4,270,035
	Plus Expressways Berhad	3,046,800	3,026,697
*	Pos Malaysia & Services Holdings Berhad	460,300	369,828
	PPB Group Berhad	1,159,200	3,444,714
*	Proton Holdings Berhad	389,000	416,357
	Public Bank Berhad	1,550,201	4,933,498
	Resorts World Berhad	5,603,500	6,361,577
	RHB Capital Berhad	525,900	907,974
	Sarawak Energy Berhad	430,200	305,733
	Shell Refining Co. Federation of Malaysia Berhad	227,000	743,184
*	Sime Darby Berhad	3,961,961	12,953,357
	SP Setia Berhad	830,300	1,886,657
	Star Publications (Malaysia) Berhad	485,600	493,647
	Telekom Malaysia Berhad	2,832,800	9,119,132
	Tenaga Nasional Berhad	3,262,000	8,991,475
*	Time Dotcom Berhad	1,781,200	410,182
	Top Glove Corp. Berhad	111,600	194,485
*	Transmile Group Berhad	164,000	148,509
	UEM World Berhad	911,300	1,020,029
	UMW Holdings Berhad	364,533	1,628,635
	United Plantations Berhad	12,600	48,232
	YTL Corp. Berhad	1,578,966	3,734,901
	YTL Power International Berhad	3,141,412	2,455,226
	Zelan Berhad	353,400	617,294

TOTAL — MALAYSIA			177,379,685

MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
#	Alfa S.A.B. de C.V. Series A	640,590	4,169,781
#	America Movil S.A.B. de C.V. Series L	28,536,559	87,774,610
	America Movil S.A.B. de C.V. Series L ADR	376,240	23,198,958
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	2,455,671	11,594,504
#	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	12,416,114
	Cemex S.A.B. de C.V. Sponsored ADR	771,224	22,064,719
#	Coca-Cola Femsa S.A.B. de C.V. Series L	960,700	4,364,216
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	239,634
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	792
	Corporativo Fragua S.A.B. de C.V. Series B	21	126
*	Desc S.A. de C.V. Series B	123,968	119,337
* #	Dine S.A.B. de C.V.	123,968	125,019
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,870,635
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,118,006
* #	Empresas ICA S.A.B. de C.V.	103,950	615,171
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	7,307,530
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	4,135,633
	Gruma S.A.B. de C.V. Series B	90,406	283,547
#	Grupo Carso S.A.B. de C.V. Series A-1	2,014,232	7,072,664
	Grupo Continental S.A.B. de C.V.	358,600	761,419
#	Grupo Elektra S.A. de C.V.	126,080	3,051,581

9

#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,869,518
#	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	6,648,464
*	Grupo Gigante S.A.B. de C.V. Series B	117,282	292,466
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	1,011,700	5,657,914
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	224,644
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	19,560,179
#	Grupo Modelo S.A.B. de C.V. Series C	1,756,600	7,706,011
	Grupo Nutrisa S.A. de C.V.	129	132
*	Grupo Qumma S.A. de C.V. Series B	1,591	26
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	10,239,997
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,881,837
* #	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	3,161,776	4,177,052
#	Industrias Penoles S.A.B. de C.V.	324,600	7,778,199
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	3,998,982
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	5,509,128
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	6,633
*	Savia S.A. de C.V.	120,000	8,801
	Telefonos de Mexico S.A. de C.V. Series A	200,000	368,554
#	Telefonos de Mexico S.A.B. de C.V.	12,016,800	22,353,506
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,125,554
#	Vitro S.A.B. de C.V.	147,450	269,013
#	Wal-Mart de Mexico SAB de C.V. Series V	7,283,165	26,334,910

TOTAL — MEXICO			332,295,516

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	Aboitiz Equity Ventures, Inc.	3,075,000	495,871
	Ayala Corp. Series A	395,778	5,262,431
	Ayala Land, Inc.	15,942,618	5,773,873
	Banco de Oro- EPCI, Inc.	2,298,408	3,041,113
	Bank of the Philippine Islands	3,533,947	5,212,496
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	301,365
	Metro Bank & Trust Co.	1,587,735	2,030,353
	Petron Corp.	5,921,000	796,859
	Philippine Long Distance Telephone Co.	147,400	10,686,203
*	Pilipino Telephone Corp.	876,000	147,257
	SM Prime Holdings, Inc.	15,076,168	4,148,194
	Universal Robina Corp.	587,900	194,341

TOTAL — PHILIPPINES			38,090,356

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
	Agora SA	98,779	2,266,453
	Bank Millennium SA	1,173,378	6,096,683
	Bank Pekao SA	156,792	15,615,663
	Bank Przemyslowo Handlowy BPH SA	31,526	11,981,860
	Bank Zackodni WBK SA	70,914	6,730,031
*	Bioton SA	622,844	233,399
	Browary Zywiec SA	15,020	3,787,004
*	Cersanit SA	172,287	2,634,801

10

*	Getin Holdings SA	473,375	2,756,888
	Grupa Lotos SA	79,817	1,514,730
	Kredyt Bank SA	197,082	1,795,103
	Mondi Packaging Paper Swiecie SA	77,963	1,833,565
*	Netia Holdings SA	390,681	648,830
*	PBG SA	3,132	427,037
*	Polski Koncern Naftowy Orlen SA	472,958	10,023,770
	Telekomunikacja Polska SA	1,112,400	9,977,462
	TVN SA	205,099	2,072,538
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	74,729

TOTAL — POLAND			80,470,546

SOUTH AFRICA — (10.7%)
COMMON STOCKS — (10.7%)
	ABSA Group, Ltd.	500,878	9,388,252
#	African Bank Investments, Ltd.	733,060	3,771,427
	African Oxygen, Ltd.	354,545	1,783,411
	African Rainbow Minerals, Ltd.	184,031	4,021,351
#	Anglo American Platinum Corp., Ltd.	180,856	25,826,236
#	AngloGold Ashanti, Ltd.	402,684	19,882,727
	ArcelorMittal South Africa, Ltd.	573,955	11,684,042
	Aspen Pharmacare Holdings, Ltd.	430,278	2,276,561
	Aveng, Ltd.	643,654	5,450,877
	Barloworld, Ltd.	325,200	5,432,688
	Bidvest Group, Ltd.	429,926	7,585,964
	Discovery Holdings, Ltd.	956,753	3,919,660
	Exxaro Resources, Ltd.	114,491	1,751,387
	FirstRand, Ltd.	7,981,316	25,137,670
	Foschini, Ltd.	316,406	2,243,788
	Gold Fields, Ltd.	306,889	5,108,704
	Gold Fields, Ltd. Sponsored ADR	442,200	7,274,190
*	Harmony Gold Mining Co., Ltd.	416,418	4,412,448
	Impala Platinum Holdings, Ltd.	749,481	26,030,018
	Imperial Holdings, Ltd.	289,896	4,393,114
	Investec, Ltd.	276,298	2,936,487
	JD Group, Ltd.	238,923	1,899,036
	Kumba Iron Ore, Ltd.	132,643	5,260,272
#	Liberty Group, Ltd.	320,405	4,199,970
	Massmart Holdings, Ltd.	311,299	3,339,477
	MTN Group, Ltd.	2,592,990	52,413,646
	Murray & Roberts Holdings, Ltd.	426,289	6,046,452
	Nampak, Ltd.	796,643	2,587,605
	Naspers, Ltd. Series N	585,271	15,480,433
	Nedbank Group, Ltd.	565,855	11,232,453
	Network Healthcare Holdings, Ltd.	2,027,252	3,449,298
	Pick’n Pay Stores, Ltd.	654,640	3,528,002
	Pretoria Portland Cement Co., Ltd.	1,021,327	6,809,393
	Reunert, Ltd.	272,528	3,071,948
	Sanlam, Ltd.	3,763,590	12,917,445
	Sappi, Ltd.	243,332	3,348,116
	Sappi, Ltd. Sponsored ADR	99,500	1,354,195
	Sasol, Ltd. Sponsored ADR	1,029,100	52,010,714
	Shoprite Holdings, Ltd.	702,735	4,169,442
	Standard Bank Group, Ltd.	2,128,042	32,837,197

11

	Steinhoff International Holdings, Ltd.	1,363,005	3,826,682
	Sun International, Ltd.	138,020	2,892,075
	Telkom South Africa, Ltd.	710,238	15,248,752
	Tiger Brands, Ltd.	253,166	6,739,619
	Truworths International, Ltd.	711,817	2,998,256
#	Woolworths Holdings, Ltd.	1,313,650	2,994,759

TOTAL — SOUTH AFRICA			440,966,239

SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
#	Amorepacific Corp.	3,527	2,916,638
	Cheil Industrial, Inc.	20,690	1,177,662
* #	CJ Cheiljedang Corp.	3,287	1,006,279
	CJ Corp.	5,599	470,979
	Daegu Bank Co., Ltd.	58,240	920,125
	Daelim Industrial Co., Ltd.	18,800	3,325,692
#	Daewoo Engineering & Construction Co., Ltd.	267,270	7,543,853
#	Daewoo International Corp.	45,870	1,890,006
#	Daewoo Securities Co., Ltd.	103,195	2,665,696
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	7,028,513
#	DC Chemical Co., Ltd.	6,626	2,017,608
	Dong Bu Insurance Co., Ltd.	22,580	1,150,206
* #	Doosan Corp.	8,040	1,987,037
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	4,424,365
#	Doosan Infracore Co., Ltd.	97,520	3,463,871
	GS Engineering & Construction Corp.	27,320	4,817,978
	GS Holdings Corp.	42,945	2,908,504
	Hana Financial Group, Inc.	112,261	5,299,303
*	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	1,269,641
#	Hanjin Heavy Industry Co., Ltd.	5,610	257,757
#	Hanjin Shipping Co., Ltd.	5,822	274,253
#	Hankook Tire Manufacturing Co., Ltd.	84,420	1,499,737
	Hanwha Chemical Corp.	8,050	192,529
	Hanwha Corp.	22,240	1,693,815
#	Hite Brewery Co., Ltd.	13,530	1,966,736
	Honam Petrochemical Corp.	1,553	204,199
* #	Hynix Semiconductor, Inc.	118,050	3,306,939
	Hyundai Department Store Co., Ltd.	7,630	936,377
	Hyundai Development Co.	37,270	3,352,390
#	Hyundai Heavy Industries Co., Ltd.	49,890	25,620,672
#	Hyundai Merchant Marine Co., Ltd.	24,600	1,115,461
	Hyundai Mipo Dockyard Co., Ltd.	6,322	2,206,899
	Hyundai Mobis	53,070	4,985,351
#	Hyundai Motor Co., Ltd.	122,979	9,286,803
#	Hyundai Securities Co., Ltd.	46,721	894,052
#	Hyundai Steel Co.	58,560	4,957,817
#	Kangwon Land, Inc.	150,410	3,802,841
#	KCC Corp.	7,410	4,317,412
* #	Kia Motors Corp.	263,640	2,915,866
	Kookmin Bank	161,175	11,657,107
	Kookmin Bank Sponsored ADR	117,300	8,504,250
	Korea Electric Power Corp.	295,290	12,436,859
#	Korea Exchange Bank	200,200	3,147,322
	Korea Gas Corp.	47,100	3,712,979

12

	Korea Investment Holdings Co., Ltd.	23,530	1,866,390
#	Korea Zinc Co., Ltd.	4,366	642,844
	Korean Air Co., Ltd.	3,896	329,253
#	KT Corp.	195,930	10,383,292
	KT Freetel, Ltd.	47,030	1,637,253
	KT&G Corp.	103,590	8,658,388
#	Kumho Industrial Co., Ltd.	10,764	787,342
	LG Chemical, Ltd.	36,776	3,937,623
#	LG Corp.	136,225	11,644,863
	LG Dacom Corp.	6,470	174,345
	LG Electronics, Inc.	88,910	9,283,159
#	LG Household & Healthcare Co., Ltd.	5,120	1,089,068
* #	LG Phillips LCD Co., Ltd.	106,110	5,996,564
	Lotte Confectionary Co., Ltd.	350	541,750
	LS Cable, Ltd.	8,728	1,005,425
* #	NCsoft Corp.	6,150	330,022
#	Pacific Corp.	2,152	391,711
	POSCO	46,060	29,288,012
	POSCO ADR	73,100	11,540,297
	Pusan Bank	73,990	1,160,000
	S1 Corp.	3,130	184,998
	Samsung Corp.	77,520	5,463,224
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,988,099
	Samsung Electronics Co., Ltd.	97,139	59,631,385
	Samsung Engineering Co., Ltd.	16,857	1,949,909
	Samsung Fire and Marine Insurance, Ltd.	27,229	6,784,286
#	Samsung Heavy Industries Co., Ltd.	126,000	5,802,849
#	Samsung SDI Co., Ltd.	24,812	1,711,596
#	Samsung Securities Co., Ltd.	33,780	3,312,854
	Samsung Techwin Co., Ltd.	28,393	1,424,614
	Shinhan Financial Group Co., Ltd.	190,952	10,377,421
#	Shinhan Financial Group Co., Ltd. ADR	19,900	2,164,722
#	Shinsegae Co., Ltd.	10,460	8,281,395
#	SK Co., Ltd.	21,194	4,973,779
*	Sk Energy Co., Ltd.	51,889	10,674,663
* #	SK Networks Co., Ltd.	111,390	2,987,894
	SK Telecom Co., Ltd.	56,085	15,104,718
#	S-Oil Corp.	47,310	4,415,039
#	STX Corp.	11,280	1,200,144
#	STX Shipbuilding Co., Ltd.	23,910	1,596,489
	Woongjin Coway Co., Ltd.	13,260	439,090
#	Woori Investment & Securities Co., Ltd.	67,386	1,770,252

TOTAL — SOUTH KOREA			422,457,400

TAIWAN — (8.4%)
COMMON STOCKS — (8.4%)
	Acer, Inc.	1,935,463	4,115,003
	Advanced Semiconductor Engineering, Inc.	2,906,808	2,975,238
	Advanced Semiconductor Engineering, Inc. ADR	151,600	762,548
	Advantech Co., Ltd.	336,427	803,347
	Asia Cement Corp.	2,245,937	3,290,478
	Asustek Computer, Inc.	2,693,723	8,503,056
	AU Optronics Corp.	5,013,298	9,837,490
	AU Optronics Corp. Sponsored ADR	227,496	4,456,647

13

	Catcher Co., Ltd.	249,116	1,538,954
	Cathay Financial Holdings Co., Ltd.	8,465,487	19,085,314
	Cathay Real Estate Development Co., Ltd.	692,000	340,887
	Chang Hwa Commercial Bank	3,763,796	2,227,797
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,459,450
	Cheng Uei Precision Industry Co., Ltd.	225,390	554,969
	Chi Mei Optoelectronic Corp.	4,619,528	6,243,185
	China Airlines	2,565,981	1,129,121
	China Development Financial Holding Corp.	8,525,392	3,389,055
	China Motor Co., Ltd.	1,190,196	927,127
	China Steel Corp.	8,142,745	10,828,881
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	4,465,190
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	2,178,692
*	CMC Magnetics Corp.	2,482,400	922,881
	Compal Communications, Inc.	270,270	608,984
	Compal Electronics, Inc.	2,763,112	3,215,758
	Delta Electronics Industrial Co., Ltd.	1,637,090	5,650,003
	D-Link Corp.	563,040	1,032,852
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,165,549
	Epistar Corp.	331,097	1,380,702
	Eternal Chemical Co., Ltd.	404,400	433,790
*	Eva Airways Corp.	2,660,444	1,067,389
	Evergreen Marine Corp., Ltd.	2,253,869	1,952,531
	Everlight Electronics Co., Ltd.	113,291	435,696
	Far East Textile, Ltd.	4,125,344	5,011,651
	Far Eastern Department Stores, Ltd.	110,000	132,232
*	Far Eastern International Bank	1,165,841	402,162
	First Financial Holding Co., Ltd.	5,023,209	3,801,738
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	13,897,530
	Formosa Plastics Corp.	4,721,167	12,898,971
	Formosa Taffeta Co., Ltd.	484,000	503,580
	Foxconn Technology Co., Ltd.	546,086	5,379,226
	Fubon Financial Holding Co., Ltd.	7,768,052	6,825,509
	High Tech Computer Corp.	386,227	7,223,720
	Hon Hai Precision Industry Co., Ltd.	5,183,007	33,371,280
	Hotai Motor Co., Ltd.	387,000	1,007,310
	Hua Nan Financial Holding Co., Ltd.	5,737,122	3,859,423
	Inventec Corp.	1,500,193	844,282
	Johnson Health Tech Co., Ltd.	84,000	179,288
	King Yuan Electronics Co., Ltd.	164,985	89,744
	Kinsus Interconnect Technology Corp.	210,100	754,148
	Largan Precision Co., Ltd.	81,855	1,060,473
	Lite-On Technology Corp.	1,438,205	2,511,511
* #	Macronix International ADR	9,399	47,487
	Macronix International Co., Ltd.	1,261,795	641,283
	Media Tek, Inc.	867,386	11,415,852
	Mega Financial Holding Co., Ltd.	9,477,535	5,865,068
	Mitac International Corp.	1,082,013	1,215,792
	Nan Ya Plastic Corp.	6,878,218	17,980,637
	Nanya Technology Co., Ltd.	3,664,634	1,969,766
*	Pacific Electric Wire & Cable Corp.	233,200	3,759
	Pan-International Industrial Corp.	196,525	465,958
	Phoenix Precision Technology Corp.	175,867	195,080
	Pou Chen Corp.	1,737,978	1,577,074
	President Chain Store Corp.	776,260	2,110,472

14

*	Qisda Corp.	1,183,990	1,243,814
	Quanta Computer, Inc.	3,113,430	4,706,671
	Realtek Semiconductor Corp.	269,396	992,376
	Richtek Technology Corp.	69,000	659,025
	Shin Kong Financial Holding Co., Ltd.	3,336,660	2,654,528
	Silicon Integrated Systems Corp.	1,007,400	406,382
	Siliconware Precision Industries Co., Ltd.	2,324,084	4,252,507
	SinoPac Holdings Co., Ltd.	4,399,033	1,817,605
	Sunplus Technology Co., Ltd.	240,591	371,136
	Synnex Technology International Corp.	700,331	1,857,971
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,620,949
*	Taiwan Business Bank	2,272,325	705,453
	Taiwan Cement Corp.	2,391,976	3,522,280
	Taiwan Cooperative Bank	1,263,160	941,128
	Taiwan Glass Industrial Corp.	1,176,915	1,234,180
	Taiwan Life Insurance Co., Ltd	242,000	411,752
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	42,022,052
*	Tatung Co., Ltd.	2,839,000	1,444,433
	Teco Electric & Machinery Co., Ltd.	250,000	133,211
	Transcend Information, Inc.	203,999	647,238
	Tung Ho Steel Enterprise Corp.	503,000	762,385
	U-Ming Marine Transport Corp.	648,860	1,737,695
	Uni-President Enterprises Corp.	2,663,801	3,469,960
	United Microelectronics Corp.	12,019,754	7,190,542
*	Via Technologies, Inc.	813,000	517,696
	Walsin Lihwa Corp.	2,278,539	1,000,010
	Wan Hai Lines Co., Ltd.	1,625,914	1,428,527
	Winbond Electronics Corp.	3,308,000	948,361
	Wintek Corp.	747,438	999,811
	Wistron Corp.	1,031,020	1,790,482
*	Ya Hsin Industrial Co., Ltd.	738,018	136,340
	Yageo Corp.	613,000	230,569
	Yang Ming Marine Transport Corp.	2,041,069	1,600,604
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,023,742
	Yulon Motor Co., Ltd.	1,239,250	1,259,875
	Zyxel Communication Corp.	315,070	458,391

TOTAL — TAIWAN			346,420,251

THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
#	Advance Info Service PCL (Foreign)	2,764,500	7,554,952
	Aromatics (Thailand) PCL (Foreign)	906,200	1,726,860
	Bangkok Bank PCL (Foreign)	650,000	2,208,435
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	4,268,055
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	589,243
	Bangkok Expressway PCL (Foreign)	250,000	168,402
	Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	2,258,579
*	Bank of Ayudhya PCL (Foreign) NVDR	258,000	209,617
	Banpu Coal Ltd.	24,100	310,440
#	Banpu PCL (Foreign)	132,000	1,762,730
	BEC World PCL (Foreign)	1,992,000	1,500,731
	Big C Supercenter PCL (Foreign) NVDR	25,000	32,314
#	Bumrungrad Hospital PCL (Foreign)	297,000	350,986
	C.P. Seven Eleven PCL (Foreign)	2,614,700	737,732

15

#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	523,106
	Central Pattana PCL (Foreign)	888,500	630,002
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,022,149
	Delta Electronics (Thailand) PCL (Foreign)	1,293,510	833,105
#	Hana Microelectronics PCL (Foreign)	387,400	247,222
*	Italian-Thai Development PCL	1,617,400	377,501
	Kasikornbank PCL (Foreign)	1,860,300	4,726,665
	Kasikornbank PCL (Foreign) NVDR	164,500	417,963
	Krung Thai Bank PCL (Foreign)	10,520,070	3,139,160
#	Land & Houses PCL (Foreign)	2,130,310	541,271
	Land and Houses PCL (Foreign) NVDR	3,647,800	797,510
	Precious Shipping PCL	559,500	454,576
	Precious Shipping PCL (Foreign) NVDR	320,400	260,315
	PTT Chemical PCL (Foreign)	851,560	3,019,047
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	2,024,551
	Sahaviriya Steel Industries PCL (Foreign)	6,094,000	158,438
#	Siam Cement PCL (Foreign) (6609906)	270,000	1,882,562
	Siam Cement PCL (Foreign) (6806387)	257,213	1,763,008
	Siam Commercial Bank PCL (Foreign)	1,784,166	4,533,223
#	Siam Makro PCL (Foreign)	112,500	320,740
	Thai Oil PCL (Foreign)	1,175,600	2,986,974
	Thai Union Frozen Products PCL (Foreign)	1,947,520	1,311,868
	Thanachart Capital PCL (Foreign)	890,550	378,873
	The Siam Cement PCL (Foreign)	377,100	2,562,464
#	Thoresen Thai Agencies PCL (Foreign)	276,000	419,942
*	TMB Bank PCL (Foreign)	15,028,781	643,821
	TPI Polene PCL (Foreign)	812,200	319,145
* #	True Corp. PCL (Foreign)	3,537,200	679,276
TOTAL COMMON STOCKS			60,653,553

RIGHTS/WARRANTS — (0.0%)
*	TMB Bank PCL (Foreign) Rights 12/20/07	7,425,720	10,969
*	True Corp. PCL (Foreign) Rights 03/31/09	1,444,563	—
TOTAL RIGHTS/WARRANTS			10,969

TOTAL — THAILAND			60,664,522

TURKEY — (3.3%)
COMMON STOCKS — (3.3%)
	Akbank T.A.S.	2,662,780	19,122,576
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	464,462
	Aksigorta A.S.	177,399	1,094,038
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	690,222	7,275,789
	Arcelik A.S	289,702	1,990,673
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	2,837,076
*	Dogan Yayin Holding A.S.	542,814	2,321,410
	Enka Insaat ve Sanayi A.S.	565,775	9,071,418
	Eregli Demir ve Celik Fabrikalari Turk A.S.	706,316	5,804,283
	Ford Otomotiv Sanayi A.S.	226,033	2,358,504
*	Koc Holding A.S. Series B	1,029,108	5,163,982
	Migros Turk A.S.	120,891	2,119,355
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	455,463
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	7,460,704
*	Turk Ekonomi Bankasi A.S.	202,536	491,594

16

	Turk Sise ve Cam Fabrikalari A.S.	1,020,678	1,966,727
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,820,211
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	4,008,044
	Turkiye Garanti Bankasi A.S.	3,760,431	32,752,648
	Turkiye Is Bankasi A.S.	2,860,249	18,320,737
*	Yapi ve Kredi Bankasi A.S.	2,490,312	9,187,476

TOTAL — TURKEY			137,087,170

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $14,700,000 FNMA 6.50%, 08/01/37, valued at $14,885,762) to be repurchased at $14,669,426	$14,664	14,664,000

SECURITIES LENDING COLLATERAL — (9.8%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $100,023,188 FHLMC 6.000%, 08/01/37 & 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,303,980 FHLMC 5.000%, 12/01/37 & 5.921%(r), 07/01/37 & FNMA 6.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $185,090,504 FHLMC, rates ranging from 4.434%(r) to 6.500%, maturities ranging from 11/01/34 to 09/01/37 & FNMA 5.890%(r), 07/01/17, valued at $155,899,376) to be repurchased at $152,901,497	152,843	152,842,525
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $61,909,838 FHLMC 6.500%, 10/01/22 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 04/01/09 to 10/01/37, valued at $51,000,782) to be repurchased at $50,019,292	50,000	50,000,000
TOTAL SECURITIES LENDING COLLATERAL			402,842,525

TOTAL INVESTMENTS - (100.0%) (Cost $2,100,595,802)			$4,105,632,432

See accompanying Notes to Financial Statements.

17

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	1,007	$1,578
	Banco Macro SA	159,411	384,969
*	Banco Suquia SA	76,789	11,844
*	Capex SA Series A	26,370	197,209
*	Carboclor SA	50,662	25,417
*	Celulosa Argentina SA Series B	8,473	13,862
*	Central Puerto SA Series B	61,000	111,957
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	374,664
	Dycasa SA Series B	23,052	32,252
*	Endesa Costanera SA Series B	50,000	69,332
	Ferrum SA de Ceramica y Metalurgica Series B	32,699	39,230
	Fiplasto SA	18,000	12,059
*	Grupo Estrella SA Series B	30,460	13,668
	Importadora y Exportadora de la Patagonia Series B	24,999	190,851
	Introductora de Buenos Aires SA Series A	9,832	4,488
*	IRSA Inversiones y Representaciones SA	379,635	567,824
*	Juan Minetti SA	131,531	104,514
	Ledesma S.A.A.I.	387,128	542,842
*	MetroGas SA Series B	90,000	40,384
*	Polledo SA Industria Constructora y FinancierA	88,891	15,650
	Solvay Indupa S.A.I.C.	440,500	536,696

TOTAL — ARGENTINA			3,291,290

BRAZIL — (10.0%)
COMMON STOCKS — (1.6%)
	Acos Villares SA Avil	120,000	53,551
	ArcelorMittal Inox Brasil SA	4,290	215,374
	Cia de Saneamento do Parana	151,000	235,003
*	Eleva Alimentos SA	101,900	1,402,283
	Energias do Brazil SA	8,202	122,845
	Eternit SA	290,970	1,035,527
*	Gradiente Electronica SA	2,600	18,274
*	IdeiasNet SA	205,300	996,324
	Industrias Romi SA	12,600	154,557
*	M&G Poliester SA	640,780	64,339
*	Mangels Industrial SA	7,300	156,286
	Metalurgica Gerdau SA	2,907	110,478
	Perdigao SA	311,716	7,497,737
#	Perdigao SA ADR	71,200	3,399,088
	Sao Paulo Alpargatas SA	5,100	475,093
	Weg SA	890,600	12,027,348
TOTAL COMMON STOCKS			27,964,107

1

PREFERRED STOCKS — (8.4%)
	ArcelorMittal Inox Brasil SA	124,376	5,954,812
	Banco Mercantil do Brasil SA	130,000	51,124
*	Bardella SA Industrias Mecanicas	1,100	86,518
	Braskem SA Preferred A	146,000	1,282,702
#	Braskem SA Special Preferred A Sponsored ADR	301,000	5,372,850
	Centrais Electricas de Santa Catarina SA	80,900	1,890,841
	Companhai Energetica do Ceara Coelce Series A	128,000	1,574,385
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	21,800	719,836
	Companhia Brasileira de Petroleo Ipiranga SA	208,600	3,199,922
	Companhia de Tecidos Norte de Minas	184,142	1,048,748
	Companhia Paranaense de Energia-Copel Series B	478,800	7,438,266
	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	245,374
	Confab Industrial SA	634,253	2,069,716
	Distribuidora de Produtos de Petroleo Ipiranga SA	18,600	435,767
	Duratex SA	370,000	9,225,749
	Eletropaulo Metropolita SA Preferred A	69,600,000	4,778,473
*	Empressa Metropolitanade Aguas e Energia SA	24,000	156,635
	Energisa SA Prf NPV	27,760	164,606
	Forjas Taurus SA	203,700	1,360,121
	Fras-Le SA	20,200	78,875
	Globex Utilidades SA	42,468	947,576
	Gol Linhas Aereas Inteligentes SA	81,900	2,098,325
*	Industria de Bebidas Antarctica Polar SA	23,000	33,678
*	Inepar Industria e Construcoes SA	21,390	458,178
	Klabin SA	3,038,300	11,999,311
	Lojas Americanas SA	421,903	4,047,934
	Magnesita SA Series A	87,900,000	2,181,932
	Magnesita SA Series C	202,338	4,515
	Mahle-Metal Leve SA Industria e Comercio	28,666	511,693
	Marcopolo SA	506,800	2,176,806
	Metalurgica Gerdau SA	145,929	5,680,217
*	Net Servicos de Comunicacao SA	400,902	5,948,565
	Net Servicos de Comunicacao SA Preferred ADR	176,445	2,604,328
*	Paranapanema SA	119,150	1,555,257
	Petroquimica Uniao SA	32,400	269,292
	Randon e Participacoes SA	302,600	3,245,941
	Rasip Agro-Pastoril SA	51,000	19,914
	Refinaria Petroleo Ipiranga SA	61,500	1,689,560
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	338,874
	Sadia SA	1,138,000	7,020,851
	Sadia SA ADR	90,000	5,508,000
*	Santista Textil SA	16,400	236,298
	Sao Paulo Alpargatas SA	26,200	1,987,470
	Saraiva Livreiros Editores	59,000	1,118,983
*	Sharp SA Equipamentos Eletronicos	30,200,000	337
	Suzano Papel e Celullose SA	617,034	10,291,358
	Suzano Petroquimica SA	531,705	2,986,707
*	Tele Norte Celular Participacoes SA	10,990	143,452
	Telemig Celular Participacoes SA	86,801	2,423,378
	Ultrapar Participacoes SA	137,030	4,823,224
	Uniao de Industrias Petroquimicas SA Series B	2,060,709	2,505,910
*	Varig Participacoes Em Transportes	122,026	1,157
*	Varig Particpacoes Em Servicos	116,823	1,187

2

	Vivo Participacoes SA	660,412	3,919,665
	Votorantim Celulose e Papel SA	12,623	414,031
	Votorantim Celulose e Papel SA Sponsored ADR	149,200	4,956,424
	Whirlpool SA	301,516	655,945
TOTAL PREFERRED STOCKS			141,941,593

TOTAL — BRAZIL			169,905,700

CHILE — (1.3%)
COMMON STOCKS — (1.3%)
	Banmedica SA	1,355,107	1,767,706
	Cementos Bio-Bio SA	454,753	1,124,412
	Cintac SA	305,977	154,213
	Compania de Consumidores de Gas Santiago SA	69,187	341,867
*	Compania SudAmericana de Vapores SA	1,682,905	3,825,162
	CorpBanca SA	466,016,129	3,269,804
	Cristalerias de Chile SA	170,424	2,021,071
	Empresas Iansa SA	9,232,481	711,482
	Farmacias Ahumada SA	275,876	1,155,958
	Industrias Forestales SA	20,000	5,416
*	Madeco SA	14,534,460	1,824,456
*	Madeco SA Sponsored ADR	22,200	263,070
	Masisa SA	5,065,669	1,001,219
	Parque Arauco SA	1,284,368	1,523,117
	Soquimic Comercial SA	562,478	282,934
	Vina de Concha y Toro SA	1,256,613	2,734,769
	Vina de Concha y Toro SA Sponsored ADR	7,386	323,433
*	Vina San Pedro SA	40,113,498	376,517

TOTAL — CHILE			22,706,606

CHINA — (5.8%)
COMMON STOCKS — (5.8%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	26,381
#	AMVIG Holdings, Ltd.	889,100	1,257,174
* #	Anhui Expressway Co., Ltd.	674,000	529,067
* #	AviChina Industry and Technology Co., Ltd.	1,268,000	344,957
* #	Baoye Group Co., Ltd.	428,000	471,065
*	Beijing Capital Land, Ltd.	1,156,000	873,896
	Beijing Enterprises Holdings, Ltd.	96,000	484,686
* #	Brilliance China Automotive Holdings, Ltd.	5,606,000	1,184,316
* #	Byd Co., Ltd.	9,000	69,240
	Catic Shenzhen Holdings, Ltd.	324,000	247,328
	Chaoda Modern Agriculture	4,027,631	3,786,052
* #	China Aerospace International Holdings, Ltd.	2,404,700	426,263
	China Electric Manufacturing Co., Ltd.	694,900	310,063
#	China Everbright International, Ltd.	2,551,800	1,268,001
* #	China Foods, Ltd.	1,719,200	1,284,574
#	China Gas Holdings, Ltd.	3,051,500	1,396,202
#	China Green (Holdings), Ltd.	1,119,800	1,174,579
*	China Haidian Holdings, Ltd.	2,455,000	261,372
#	China Infrastructure Machinery Holdings, Ltd.	1,080,000	2,085,582
* #	China Mining Resources Group, Ltd.	7,433,900	715,845
*	China Pharmaceutical Group, Ltd.	2,108,000	835,412
#	China Power International Development, Ltd.	3,752,200	1,885,023

3

	China Rare Earth Holdings, Ltd.	2,050,300	526,119
#	China Shineway Pharmaceutical Group, Ltd.	460,200	331,442
	China State Construction International Holdings, Ltd.	514,000	889,115
	China Travel International Investment Hong Kong, Ltd.	5,244,000	3,530,050
#	China Yurun Food Group, Ltd.	1,546,000	2,550,949
* #	Chongqing Iron and Steel Co., Ltd.	736,000	374,713
*	CITIC 21CN Co., Ltd.	4,363,200	348,678
* #	CITIC Resources Holdings, Ltd.	4,634,000	2,850,876
	CNPC (Hong Kong), Ltd.	5,260,000	3,652,273
	Comba Telecom Systems Holdings, Ltd.	1,215,600	350,389
#	COSCO International Holdings, Ltd.	1,157,000	1,304,836
* #	Dalian Port (PDA) Co., Ltd.	1,170,000	881,993
	Digital China Holdings, Ltd.	443,800	303,111
#	Dynasty Fine Wines Group, Ltd.	1,528,600	625,818
*	Enerchina Holdings, Ltd.	1,881,945	93,003
*	First Tractor Co., Ltd.	432,000	279,197
* #	Founder Holdings, Ltd.	562,900	42,978
#	FU JI Food & Catering Services	466,800	1,171,372
#	Geely Automobile Holdings, Ltd.	7,146,900	952,564
	Global Bio-Chem Technology Group Co., Ltd.	4,331,400	1,181,944
* #	Golden Eagle Retail Group, Ltd.	1,806,000	1,965,134
*	Great Wall Motor Co., Ltd.	567,500	871,059
*	Great Wall Technology Co., Ltd.	442,000	142,424
	Guangdong Investment, Ltd.	5,758,000	3,346,828
*	Guangzhou Pharmaceutical Co., Ltd.	302,000	271,764
	GZI Transport, Ltd.	1,809,300	1,161,947
#	Hainan Meilan International Airport Co., Ltd.	331,000	469,248
*	Harbin Power Equipment Co., Ltd.	704,000	2,404,304
	Hengan International Group Co., Ltd.	79,000	345,362
#	HKC (Holdings), Ltd.	5,529,657	1,766,323
* #	Hunan Non-Ferrous Metal Corp., Ltd.	3,158,000	2,297,804
* #	Jingwei Textile Machinery Co., Ltd.	234,000	105,468
#	Li Ning Co., Ltd.	1,437,000	4,894,511
#	Lianhua Supermarket Holdings Co., Ltd.	284,000	415,313
* #	Lingbao Gold Co., Ltd.	430,000	264,155
#	Mingyuan Medicare Development Co., Ltd.	3,561,900	552,252
#	Minmetals Resources, Ltd.	1,166,000	795,714
*	Nanjing Panda Electronics Co., Ltd.	284,000	91,077
#	Neo-China Group (Holdings), Ltd.	1,454,025	1,372,946
*	Qingling Motors Co., Ltd.	1,700,000	375,511
* #	Semiconductor Manufacturing International Corp	37,858,000	3,596,520
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,436,000	310,084
* #	Shanghai Prime Machinery Co., Ltd.	796,000	294,090
*	Shenji Kunming Machine Tool Co., Ltd.	105,000	175,716
* #	Shenzhen Expressway Co., Ltd.	1,798,000	1,815,753
#	Shenzhen International Holdings, Ltd.	14,461,800	2,105,143
	Shenzhen Investment, Ltd.	3,646,000	2,804,637
*	Shenzhou International Group	1,095,000	493,160
	Shougang Concord International Enterprises Co., Ltd.	6,230,100	2,632,566
#	Sichuan Expressway Co., Ltd.	1,154,000	521,624
	SinoCom Software Group, Ltd.	1,439,200	270,633
#	Sinolink Worldwide Holdings, Ltd.	3,075,300	757,575
#	Sinopec Kantons Holdings, Ltd.	1,368,300	339,314
	Sinotrans, Ltd.	3,372,000	1,656,079
	Skyworth Digital Holdings, Ltd.	3,244,300	486,071

4

#	SRE Group, Ltd.	2,754,000	895,606
	Stone Group Holdings, Ltd.	2,446,000	260,328
* #	TCL Communication Technology Holdings, Ltd.	8,987,000	300,127
* #	TCL Multimedia Technology Holdings, Ltd.	8,168,700	495,582
* #	Tianjin Capital Environmental Protection	442,000	237,014
	Tianjin Development Holdings, Ltd.	1,197,800	1,407,140
* #	Towngas China Co., Ltd.	2,388,000	1,357,733
	TPV Technology, Ltd.	3,290,000	2,085,471
* #	Travelsky Technology, Ltd.	1,646,000	1,768,358
* #	Weiqiao Textile Co., Ltd.	1,081,500	1,603,599
*	Xiamen International Port Co., Ltd.	1,402,000	380,434
*	Xinao Gas Holdings, Ltd.	1,232,000	2,293,300
* #	Xiwang Sugar Holdings Co., Ltd.	1,138,000	396,284
*	Zhejiang Glass Co., Ltd.	441,000	492,635
TOTAL COMMON STOCKS			99,300,218

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/30/09	508,860	26,143

TOTAL — CHINA			99,326,361

HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
*	Danubius Hotel & Spa NYRT	47,091	2,463,053
	Egis Gyogyszergyar NYRT	10,308	1,166,828
*	Fotex NYRT	299,751	1,513,136
* #	Pannonplast NYRT	197,205	1,670,215
*	RABA Automotive Holding NYRT	102,964	1,142,713
* #	Synergon Information Systems	37,006	362,219
	Zwack Unicum NYRT	1,100	103,793

TOTAL — HUNGARY			8,421,957

INDIA — (11.6%)
COMMON STOCKS — (11.6%)
*	3M India, Ltd.	4,899	246,391
*	Abhishek Industries, Ltd.	216,492	121,604
	Adani Enterprises, Ltd.	18,340	370,064
	Adlabs Films, Ltd.	66,472	1,619,340
	Ador Welding, Ltd.	17,588	100,119
*	Aftek, Ltd.	125,900	220,829
*	Agro Tech Foods, Ltd.	39,674	190,046
	Alembic, Ltd.	329,290	737,066
	Alfa Laval (India), Ltd.	7,075	178,034
	Alok Industries, Ltd.	315,146	600,497
	Ansal Properties & Infrastructure, Ltd.	196,315	1,226,929
	Apollo Hospitals Enterprise, Ltd.	124,821	1,531,717
	Apollo Tyres, Ltd.	880,050	927,594
*	Aptech, Ltd.	69,254	661,453
*	Arvind Mills, Ltd.	279,573	529,654
	Asahi India Glass, Ltd.	319,030	812,688
	Ashapura Minechem, Ltd.	134,220	1,132,641
	Asian Electronics, Ltd.	47,354	479,721
	Asian Hotels, Ltd.	26,208	424,937

5

	Astra Microwave Products, Ltd.	130,514	402,527
	Aurobindo Pharma, Ltd.	108,294	1,365,911
	Automotive Axles, Ltd.	19,185	234,917
*	Avaya GlobalConnect, Ltd.	27,160	168,686
	Aventis Pharma, Ltd.	23,466	586,960
	Aztecsoft, Ltd.	76,802	96,545
	Bajaj Auto Finance, Ltd.	54,772	457,379
	Bajaj Hindusthan, Ltd.	81,444	441,132
	Balaji Telefilms, Ltd.	131,073	1,141,698
	Ballarpur Industries, Ltd.	340,543	1,315,180
	Balmer Lawrie & Co., Ltd.	23,290	353,675
	Balrampur Chini Mills, Ltd.	876,659	2,268,176
	Bank of Maharashtra, Ltd.	660,031	1,283,821
	Bank of Rajasthan, Ltd.	215,182	882,931
*	Bannari Amman Sugars, Ltd.	15,919	343,323
	BASF India, Ltd.	53,833	345,014
*	Bata India, Ltd.	86,199	492,171
	Berger Paints India, Ltd.	606,884	718,209
	Bharati Shipyard, Ltd.	50,252	907,384
	Bhushan Steel & Strips, Ltd.	82,431	2,810,667
	Birla Corp., Ltd.	190,628	1,662,602
	Blue Dart Express, Ltd.	16,011	243,166
	Blue Star, Ltd.	137,056	1,528,838
	BOC India, Ltd.	110,022	406,722
*	Bombay Burmah Trading Co.	10,000	192,629
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,464,663
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	705,779
	Bosch Chassis Systems India	17,108	150,297
	Britannia Industries, Ltd.	30,375	1,149,388
	Cadila Healthcare, Ltd.	65,306	474,574
*	Cambridge Solutions, Ltd.	130,152	279,290
	Carborundum Universal, Ltd.	152,175	659,070
	Ceat, Ltd.	110,159	547,141
	Century Enka, Ltd.	37,178	156,553
	CESC, Ltd.	164,998	2,627,081
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,342,874
*	Chemplast Sanmar, Ltd.	79,745	22,361
	Chennai Petroleum Corp., Ltd.	231,113	2,387,062
	Cholamandalam DBS Finance, Ltd.	42,010	218,828
	City Union Bank, Ltd.	50,425	300,655
	Clariant Chemicals (India), Ltd.	25,417	178,669
	CMC, Ltd.	29,521	732,267
	Coromandel Fertilisers, Ltd.	236,478	697,395
	Cranes Software International, Ltd.	182,944	564,357
	CRISIL, Ltd.	10,145	884,047
*	Dabur Pharma, Ltd.	244,393	443,212
	Dalmia Cement (Bharat), Ltd.	60,289	745,863
	DCM Shriram Consolidated, Ltd.	258,455	460,225
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	625,906
	Dhampur Sugar Mills, Ltd.	67,667	110,577
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,165,500
	E.I.D. - Parry (India), Ltd.	178,726	722,196
	Eicher Motors, Ltd.	51,963	567,132
	EIH, Ltd.	158,145	650,947
	Elder Pharmaceuticals, Ltd.	45,749	465,471

6

	Electrosteel Casings, Ltd.	384,060	813,065
	Elgi Equipments, Ltd.	112,237	206,089
	Esab India, Ltd.	31,753	347,859
*	Escorts, Ltd.	105,268	405,384
	Essel Propack, Ltd.	229,455	340,427
*	Eveready Industries (India), Ltd.	149,446	281,452
	Exide Industries, Ltd.	1,410,790	2,547,675
	FAG Bearings (India), Ltd.	26,817	425,326
	FDC, Ltd.	423,054	328,071
	Federal Bank, Ltd.	139,649	1,117,220
	Finolex Cables, Ltd.	253,437	582,929
	Finolex Industries, Ltd.	229,394	488,692
	Gammon India, Ltd.	141,799	1,994,897
	Geodesic Information Systems, Ltd.	144,811	693,985
	Geometric, Ltd.	103,884	189,413
	GHCL, Ltd.	194,236	819,666
	Gillette India, Ltd.	8,591	185,396
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	1,020,691
	Godfrey Phillips India, Ltd.	2,778	104,018
	Godrej Consumer Products, Ltd.	258,703	841,067
*	Goetze (India), Ltd.	60,504	212,859
	Graphite India, Ltd.	221,802	489,759
	Great Eastern Shipping Co., Ltd.	68,888	860,255
	Greaves Cotton, Ltd.	123,608	1,046,605
*	GTL Infrastructure, Ltd.	516,486	701,097
	GTL, Ltd.	258,243	1,637,084
	Gujarat Alkalies & Chemicals, Ltd.	135,835	693,178
	Gujarat Ambuja Exports, Ltd.	180,510	330,043
	Gujarat Fluorochemicals, Ltd.	82,480	1,442,713
	Gujarat Gas Co., Ltd.	85,660	749,199
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	1,058,541
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	862,098
	H.E.G., Ltd.	76,619	826,467
	HCL Infosystems, Ltd.	280,963	1,635,281
	Helios & Matheson Information Technology, Ltd.	30,779	80,656
	Hexaware Technologies, Ltd.	234,745	460,837
	Hikal, Ltd.	17,498	186,754
*	Himachal Futuristic Communications, Ltd.	1,315,900	921,592
	Himatsingka Seide, Ltd.	115,558	291,180
	Hinduja Ventures, Ltd.	36,075	521,977
	Hindustan Construction Co., Ltd.	512,201	2,611,429
*	Hindustan Motors, Ltd.	280,005	291,867
*	Hindustan Oil Exploration Co., Ltd.	124,222	448,062
	Hindustan Sanitaryware & Industries, Ltd.	69,904	122,471
	Honeywell Automation India, Ltd.	6,781	358,438
	Hotel Leelaventure, Ltd.	852,415	1,403,708
	HTMT Global Solutions, Ltd.	36,075	443,195
	ICI India, Ltd.	50,985	737,759
	iGate Global Solutions, Ltd.	46,346	466,370
	India Glycols, Ltd.	47,189	501,352
	Indo Rama Synthetics (India), Ltd.	136,867	179,976
*	Indoco Remedies, Ltd.	12,300	92,364
	IndusInd Bank, Ltd.	447,357	1,346,423
	Infomedia India, Ltd.	23,790	119,759
	Infotech Enterprises, Ltd.	87,418	680,035

7

	Ipca Laboratories, Ltd.	55,746	845,696
*	Ispat Industries, Ltd.	930,933	1,219,694
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	222,415
	Jain Irrigation Systems, Ltd.	111,368	1,744,803
	Jammu & Kashmir Bank, Ltd.	87,581	1,624,410
	JBF Industries, Ltd.	99,101	397,366
	Jindal Poly Films, Ltd.	29,404	179,091
	Jindal Saw, Ltd.	86,416	1,859,203
	Jindal Stainless, Ltd.	232,194	1,285,712
	JK Tyre and Industries, Ltd.	50,801	164,428
	Jubilant Organosys, Ltd.	91,504	698,217
	Jyoti Structures, Ltd.	135,753	987,799
	K.S.B. Pumps, Ltd.	15,895	185,699
	Kajaria Ceram	52,155	34,216
	Karnataka Bank, Ltd.	198,190	1,055,263
	Karur Vysya Bank, Ltd.	103,349	891,137
	KEC International, Ltd.	50,258	972,645
	Kesoram Industries, Ltd.	83,108	1,171,508
#	Kingway Brewery Holdings, Ltd.	1,595,800	351,075
	Kirloskar Oil Engines, Ltd.	374,592	1,498,167
	KPIT Cummins Infosystems, Ltd.	141,710	455,878
	Lakshmi Machine Works, Ltd.	5,560	456,849
	Lanxess ABS, Ltd.	23,441	116,297
	LIC Housing Finance, Ltd.	148,431	1,286,357
	Macmillan India, Ltd.	8,169	43,694
	Madras Cements, Ltd.	1,770	206,185
	Maharashtra Scooters, Ltd.	4,550	37,109
	Maharashtra Seamless, Ltd.	99,628	1,262,848
	Mahindra Lifespace Developers, Ltd.	56,900	809,216
	Mahindra Ugine Steel Co., Ltd.	21,140	45,068
	Mangalam Cement, Ltd.	49,704	242,890
	Marico, Ltd.	1,201,360	1,975,820
	Mastek, Ltd.	66,016	468,556
*	Matrix Laboratories, Ltd.	400,039	2,213,011
*	MAX India, Ltd.	261,485	1,523,889
*	Megasoft, Ltd.	21,301	67,381
	Mercator Lines, Ltd.	350,017	1,106,458
	Merck, Ltd.	20,256	197,752
	Micro Inks, Ltd.	11,233	104,231
	MIRC Electronics, Ltd.	233,585	168,926
	Monnet Ispat, Ltd.	67,091	686,036
	Monsanto India, Ltd.	11,378	429,070
	Moser Baer (India), Ltd.	372,370	2,566,692
	Motherson Sumi Systems, Ltd.	666,405	1,623,737
	Mphasis, Ltd.	214,746	1,541,958
	MRF, Ltd.	7,798	1,386,825
	Mukand, Ltd.	111,752	239,523
	Mukta Arts, Ltd.	1,572	6,638
*	Mysore Cements, Ltd.	274,729	354,943
	Nagarjuna Construction Co., Ltd.	309,858	2,472,350
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	1,510,248
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	29,970
	Nahar Spinning Mills, Ltd.	67,990	132,879
	Natco Pharma, Ltd.	42,713	144,055

8

	Navneet Publications (India), Ltd.	67,988	182,972
*	NELCO, Ltd.	40,558	124,393
*	Netflier Finco, Ltd.	16,933	15,967
	NIIT Technologies, Ltd.	114,330	645,935
	NIIT, Ltd.	340,635	1,243,494
	Nirma, Ltd.	28,800	173,054
	NOCIL, Ltd.	307,183	337,658
	Nucleus Software Exports, Ltd.	42,062	339,306
	OCL India, Ltd.	56,194	450,009
	Omax Autos, Ltd.	40,939	70,007
	Opto Circuits India, Ltd.	192,637	2,180,124
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	739,295
	Orient Paper and Industries, Ltd. (6660765)	22,817	396,336
	Orient Paper and Industries, Ltd. (B242XX9)	6,845	82,244
	Panacea Biotec, Ltd.	131,578	1,129,184
	Pantaloon Retail India, Ltd.	2,575	43,322
	Patel Engineering, Ltd.	97,383	1,876,449
	Petronet LNG, Ltd.	624,101	1,637,421
	Pfizer, Ltd.	71,204	1,172,208
	Pidilite Industries, Ltd.	481,710	2,378,155
	Polaris Software Lab, Ltd.	157,531	436,292
	Praj Industries, Ltd.	268,545	1,323,706
	Pricol, Ltd.	132,536	111,655
	Prism Cements, Ltd.	596,393	913,196
	PSL, Ltd.	63,467	800,851
	PTC India, Ltd.	264,901	992,043
*	Punjab Tractors, Ltd.	28,848	146,282
	Radico Khaitan, Ltd.	218,080	808,628
	Rain Calcining, Ltd.	269,093	376,962
	Rallis India, Ltd.	26,769	293,409
*	Rama Newsprint & Papers, Ltd.	83,017	60,326
	Raymond, Ltd.	98,113	1,042,728
	REI Agro, Ltd.	107,592	2,042,551
	Reliance Industrial Infrastructure, Ltd.	24,104	1,152,247
	Rico Auto Industries, Ltd.	202,391	216,356
	Rolta India, Ltd.	133,108	2,461,326
	Ruchi Soya Industries, Ltd.	371,710	973,871
*	Sakthi Sugars, Ltd.	61,507	111,106
*	Saregama India, Ltd.	27,039	189,662
*	SEAMEC, Ltd.	58,658	310,431
*	Selectron EMS India, Ltd.	9,432	—
	Shanthi Gears, Ltd.	79,510	170,785
	Shasun Chemicals & Drugs, Ltd.	54,483	94,399
*	Shree Precoated Steel, Ltd.	111,700	1,027,143
	Shriram Transport Finance Co., Ltd.	301,310	2,451,493
*	Shyam Telekink, Ltd.	470,508	52,476
*	Sical Logistics, Ltd.	41,648	249,254
	SKF India, Ltd.	95,810	1,064,460
*	Solectron Centum Electronics, Ltd.	18,865	87,946
	Sona Koyo Steering Systems, Ltd.	174,060	282,068
	Sonata Software, Ltd.	155,438	168,780
	South India Bank, Ltd.	189,050	844,248
	SREI Infrastructure Finance, Ltd.	186,033	867,637
	SRF, Ltd.	118,415	475,318
*	SSI, Ltd.	71,696	259,658

9

	Sterling Biotech, Ltd.	469,728	1,865,245
	Sterlite Technologies, Ltd.	95,694	707,316
	Strides Arcolab, Ltd.	64,472	428,514
	Subex, Ltd.	59,420	437,314
	Subros, Ltd.	109,780	125,950
	Sundaram-Clayton, Ltd.	3,890	71,200
	Sundram Fastners, Ltd.	465,052	589,670
	Supreme Industries, Ltd.	22,265	196,291
	Supreme Petrochem, Ltd.	144,830	103,650
*	Swaraj Engines, Ltd.	3,100	13,105
	Syndicate Bank	375,000	963,337
	Taj GVK Hotels and Resorts, Ltd.	83,666	331,764
	Tata Elxsi, Ltd.	67,874	446,213
	Tata Investment Corp., Ltd.	50,540	867,016
	Tata Metaliks, Ltd.	42,871	167,801
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	2,693,291
*	Tele Data Informatics, Ltd.	304,790	507,663
*	Teledata Marine Solutions, Ltd.	152,395	—
*	Teledata Technology Solution	152,395	—
	Texmaco, Ltd.	21,569	874,387
	Thomas Cook (India), Ltd.	99,630	182,673
	Torrent Pharmaceuticals, Ltd.	194,766	875,240
	Torrent Power, Ltd.	49,230	212,528
	Trent, Ltd.	18,895	250,175
	Tube Investments of India, Ltd.	338,984	583,188
	TVS Motor Co., Ltd.	419,055	687,256
	Unichem Laboratories, Ltd.	64,944	304,722
	Usha Martin, Ltd.	433,015	1,417,200
*	Uttam Galva Steels, Ltd.	127,929	172,854
	Vardhman Textiles, Ltd.	76,291	277,370
	Varun Shipping Co.	261,746	490,274
	Vesuvius India, Ltd.	12,502	79,653
*	Welspun India, Ltd.	92,659	209,656
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	3,101,415
	Wockhardt, Ltd.	52,983	516,798
	Wyeth, Ltd.	40,457	493,352
	Zensar Technologies, Ltd.	41,117	174,257
	Zuari Industries, Ltd.	55,762	487,822
TOTAL COMMON STOCKS			196,090,541

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	83,481

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	9,548	14,915
*	Federal Bank, Ltd. Rights 01/15/08	139,649	229,606
*	Hindustan Oil Exploration Co., Ltd. Rights 01/07/08	82,814	53,085
TOTAL RIGHTS/WARRANTS			297,606

TOTAL — INDIA			196,471,628

10

INDONESIA — (3.2%)
COMMON STOCKS — (3.2%)
	PT Apexindo Pratama Tbk	2,187,000	535,603
*	PT Asahimas Flat Glass Tbk	1,012,000	328,749
	PT Astra Graphia Tbk	4,549,000	273,563
*	PT Bakrie & Brothers Tbk	59,706,500	1,897,860
*	PT Bakrieland Development Tbk	42,469,250	2,797,703
	PT Bank Niaga Tbk	26,487,500	2,417,032
*	PT Bank Pan Indonesia Tbk	27,710,375	1,963,458
*	PT Batu Buana Tbk	77,715	1,098
	PT Berlian Laju Tanker Tbk	11,737,700	2,709,250
*	PT Bhakti Investama Tbk	24,551,100	2,823,217
*	PT Budi Acid Jaya Tbk	7,007,000	233,832
	PT Charoen Pokphand Indonesia Tbk	7,948,500	762,201
*	PT Ciputra Surya Tbk	4,402,000	364,598
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,802,751
*	PT Clipan Finance Indonesia Tbk	3,133,000	115,719
*	PT Davomas Adabi Tbk	41,920,000	1,011,355
*	PT Delta Dunia Petronda Tbk	6,110,000	813,381
*	PT Dynaplast Tbk	1,038,000	84,525
*	PT Energi Mega Persada Tbk	21,587,000	3,127,850
	PT Enseval Putera Megatrading Tbk	6,380,000	538,208
*	PT Ever Shine Textile Tbk	4,029,640	37,630
	PT Global Mediacom Tbk	7,250,000	828,605
*	PT Hanson International Tbk	5,038,000	37,381
*	PT Hero Supermarket Tbk	33,000	16,905
*	PT Holcim Indonesia Tbk	16,152,500	2,870,605
	PT Indofood Sukses Makmur Tbk	7,876,500	2,133,629
	PT Indo-Rama Synthetics Tbk	2,211,000	148,649
*	PT Intiland Development Tbk	2,097,400	196,505
	PT Jaya Real Property Tbk	1,967,500	308,451
	PT Kalbe Farma Tbk	25,654,238	3,345,279
*	PT Kawasan Industry Jababeka Tbk	43,401,000	909,264
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,868
	PT Lippo Karawaci Tbk	14,014,500	2,509,974
	PT Matahari Putra Prima Tbk	10,021,500	695,308
	PT Mayorah Indah Tbk	2,473,500	460,767
	PT Medco Energi International Tbk	4,344,000	2,517,274
	PT Mitra Adiperkasa Tbk	3,295,000	247,641
*	PT Modern Photo Tbk	40,000	2,775
	PT Mustika Ratu Tbk	193,000	5,792
*	PT Pakuwon Jati Tbk	315,000	13,328
*	PT Panasia Indosyntec Tbk	79,000	3,372
*	PT Panin Insurance Tbk	9,119,500	332,195
*	PT Panin Life Tbk	51,214,500	1,067,165
	PT Petrosea Tbk	15,000	9,899
*	PT Pioneerindo Gourmet International Tbk	29,000	1,238
*	PT Polychem Indonesia Tbk	7,963,500	158,276
*	PT Prasidha Aneka Niaga Tbk	84,000	722
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,279
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,317,043
	PT Samudera Indonesia Tbk	223,000	141,303
	PT Selamat Semp Tbk	1,920,000	75,816
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	687,328
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	668,815
	PT Summarecon Agung Tbk	10,342,266	1,200,347
*	PT Sunson Textile Manufacturer Tbk	2,325,500	99,274

11

*	PT Suparma Tbk	2,400,000	70,592
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,829
*	PT Surya Dumai Industri Tbk	3,298,500	126,730
*	PT Suryainti Permata Tbk	2,334,500	485,978
*	PT Suryamas Dutamakmur Tbk	125,000	3,011
	PT Tempo Scan Pacific Tbk	10,365,500	841,458
*	PT Texmaco Jaya Tbk	93,000	29,280
	PT Timah Tbk	1,549,500	4,153,894
	PT Trias Sentosa Tbk	9,198,400	176,726
	PT Trimegah Sec Tbk	9,961,000	357,168
	PT Tunas Ridean Tbk	3,328,000	457,922
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	26,143
*	PT Unggul Indah Cahaya Tbk	48,239	14,029
TOTAL COMMON STOCKS			54,398,415

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	149,338
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	483,000	9,536
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	1,126,125	8,473
*	PT Summarecon Agung Tbk Rights 06/21/10	738,733	18,922
TOTAL RIGHTS/WARRANTS			186,269

TOTAL — INDONESIA			54,584,684

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
*	Africa Israel Industries, Ltd.	2,031	204,204
	Alony Hetz Properties & Investments, Ltd.	229,186	980,932
*	Alvarion, Ltd.	185,133	1,829,113
*	American Israeli Paper Mills, Ltd.	8,541	502,495
	Analyst IMS Investment Management Services, Ltd.	19,892	340,568
*	AudioCodes, Ltd.	95,696	529,948
	Azorim Investment Development & Construction Co., Ltd.	85,573	1,313,665
	Baran Group, Ltd.	26,753	526,528
	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	47,576	443,882
	Blue Square-Israel, Ltd.	100,987	1,303,151
	Clal Industries, Ltd.	234,629	1,403,179
*	Compugen, Ltd.	11,938	20,935
	Dan Vehicle & Transportation DVT, Ltd.	52,579	474,331
	Danya Cebus, Ltd.	38,937	613,672
	Delek Automotive Systems, Ltd.	223,460	3,063,255
	Delek Drilling LP, Ltd.	1,333,958	843,424
*	Delta-Galil Industries, Ltd.	42,862	297,396
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	652,177
	Elbit Medical Imaging, Ltd.	37,507	2,121,213
*	Electra (Israel), Ltd.	9,403	1,561,608
*	Elron Electronic Industries, Ltd.	73,914	861,304
*	Feuchtwanger Investments, Ltd.	4,200	13
*	First International Bank of Israel, Ltd.	219,202	580,495
	FMS Enterprises Migun, Ltd.	23,637	925,051
*	Formula Systems, Ltd.	18,238	250,770
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,333,169

12

*	Granite Hacarmel Investments, Ltd.	19,200	47,062
*	Hamlet (Israel-Canada), Ltd.	32,984	396,965
*	Hot-Cable Systems Media, Ltd.	72,776	976,022
*	Housing & Construction Holding Co., Ltd.	1,033,771	2,270,741
	IBI Investment House, Ltd.	22,725	266,843
	Industrial Building Corp., Ltd.	541,431	1,526,651
	Israel Petrochemical Enterprises, Ltd.	60,196	735,160
*	Israel Salt Industries, Ltd.	100,478	720,823
	Ituran Location & Control, Ltd.	45,195	465,566
*	Jerusalem Oil Exploration, Ltd.	30,624	642,567
*	Knafaim Arkia Holdings, Ltd.	27,233	271,855
	Leader Holding & Investments, Ltd.	74,777	199,648
*	Magal Security Systems, Ltd.	18,398	133,176
*	Magic Software Enterprises, Ltd.	43,946	88,049
	Medtechnica, Ltd.	10,336	56,153
*	Metalink, Ltd.	32,556	165,531
*	Metis Capital, Ltd.	1,079	4,488
*	Middle East Tube Co., Ltd.	13,500	34,649
	Mivtach Shamir Holdings, Ltd.	20,802	578,728
*	Naphtha Israel Petroleum Corp.	484,656	309,716
*	Neto M.E. Holdings, Ltd.	10,537	420,019
*	NICE Systems, Ltd.	39,162	1,298,271
*	Nisko Industries, Ltd.	5,929	46,689
	O.R.T. Technologies, Ltd.	6,000	57,762
*	OCIF Investments and Development, Ltd.	5,002	165,973
*	Orckit Communications, Ltd.	29,519	205,657
	Osem Investment, Ltd.	70,950	829,951
*	Property and Building Corp., Ltd.	13,195	1,842,204
*	RADVision, Ltd.	36,193	421,490
*	Retalix, Ltd.	61,666	1,084,198
*	Scailex Corp., Ltd.	95,694	978,420
	Spectronix, Ltd.	9,752	44,615
	Suny Electronic Inc., Ltd.	41,300	138,017
	Super-Sol, Ltd. Series B	449,336	1,728,466
*	The Israel Land Development Co., Ltd.	55,310	478,226
*	Tower Semiconductor, Ltd.	248,882	388,137
* #	TTI Team Telecom International, Ltd. ADR	3,220	7,986
	Union Bank of Israel, Ltd.	120,682	620,180
	Urdan Industries, Ltd.	303,535	266,867
*	VeriFone Holdings, Inc.	1	15
	Ytong Industries, Ltd.	13,572	12,324

TOTAL — ISRAEL			43,902,338

MALAYSIA — (7.0%)
COMMON STOCKS — (7.0%)
	A&M Realty Berhad	130,000	37,829
	Acoustech Berhad	170,200	49,707
	Aeon Co. Berhad	511,300	1,514,624
*	Al-’Aqar KPJ REIT	22,939	6,716
*	AMBD Berhad	2,148,100	225,079
	Amway (Malaysia) Holdings Berhad	396,700	765,489
	Ancom Berhad	400,500	128,941
	Ann Joo Resources Berhad	1,322,850	1,007,124
*	Anson Perdana Berhad	10,000	134

13

	APM Automotive Holdings Berhad	215,100	149,026
	Asas Dunia Berhad	173,000	55,486
	Asia Pacific Land Berhad	1,888,600	294,118
	Bandar Raya Developments Berhad	1,190,200	1,143,232
	Batu Kawan Berhad	67,000	201,496
	Berjaya Corp. Berhad	6,834,500	2,263,442
*	Berjaya Corp. Berhad ICULS	5,706,561	1,000,705
	Berjaya Land Berhad	2,043,200	3,003,210
	Bernas Padiberas Nasional Berhad	1,478,200	948,581
*	Bimb Holdings Berhad	894,600	370,710
	Bolton Properties Berhad	674,600	221,616
	Boustead Holdings Berhad	1,587,100	2,924,702
	Boustead Properties Berhad	378,000	551,552
	Cahya Mata Sarawak Berhad	823,600	574,739
	Carlsberg Brewery Malaysia Berhad	943,100	1,234,823
	Cement Industries of Malaysia Berhad	405,000	811,431
	Chemical Co. of Malaysia Berhad	472,600	392,463
	Chin Teck Plantations Berhad	33,000	61,780
	Choo Bee Metal Industries Berhad	26,000	15,874
	Cycle & Carriage Bintang Berhad	15,000	11,589
*	Damansara Realty Berhad	1,962,200	190,958
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	58,245
	DNP Holdings Berhad	1,204,000	667,429
	DRB-Hicom Berhad	3,143,000	1,548,888
	Dreamgate Corp. Berhad	2,386,200	410,202
	Dutch Lady Milk Industries Berhad	125,700	475,228
	Eastern & Oriental Berhad (6468754)	1,095,600	774,717
	Eastern & Oriental Berhad (B19ZLW1)	36,000	21,721
	Eastern Pacific Industrial Corp. Berhad	526,100	381,925
	ECM Libra Avenue Berhad	2,398,877	633,485
	Edaran Otomobil Nasional Berhad	587,800	361,421
	Encorp Berhad	196,700	94,307
	Eng Kah Corp. Berhad	32,000	31,034
*	Equine Capital Berhad	423,300	244,219
	Esso Malaysia Berhad	420,600	298,222
	Faber Group Berhad	692,300	280,912
	Far East Holdings Berhad	61,500	109,114
*	Fountain View Development Berhad	808,200	52,847
	Fraser & Neave Holdings Berhad	382,000	890,959
	General Corp. Berhad	279,100	95,204
*	George Kent (Malaysia) Berhad	124,200	20,329
	GHL Systems Berhad	365,710	49,941
	Globetronics Technology Berhad	3,567,800	280,869
	Glomac Berhad	670,500	262,831
	Gold IS Berhad	279,600	196,087
*	Golden Plus Holdings Berhad	216,000	109,238
	Grand United Holdings Berhad	787,000	181,134
	Guiness Anchor Berhad	1,041,700	1,629,136
	GuocoLand (Malaysia) Berhad	1,359,800	1,335,043
	Hap Seng Consolidated Berhad	1,364,600	1,345,473
	HLG Capital Berhad	100,400	52,919
	Hock Seng Lee Berhad	202,060	316,176
	Hong Leong Industries Berhad	605,900	763,491
*	Hovid Berhad	1,624,000	190,610

14

	Hume Industries (Malaysia) Berhad	412,267	439,641
	Hunza Properties Berhad	500,400	412,413
	Hwang-DBS (Malaysia) Berhad	308,500	210,485
	IJM Plantations Berhad	1,555,900	1,386,450
*	Insas Berhad	1,642,200	294,796
	Integrated Logistics Berhad	544,300	194,849
*	Jaks Resources Berhad	1,077,000	388,544
	Java, Inc. Berhad	37	22
	Jaya Tiasa Holdings Berhad	516,390	543,008
*	Johan Holdings Berhad	190,600	14,840
	JT International Berhad	550,600	622,654
	K & N Kenanga Holdings Berhad	890,000	261,284
*	Karambunai Corp. Berhad	5,564,900	224,661
	Keck Seng (Malaysia) Berhad	622,400	862,647
	KFC Holdings (Malaysia) Berhad	562,000	1,166,047
	Kian Joo Can Factory Berhad	1,342,080	591,550
	Kim Hin Industry Berhad	52,000	20,758
	Kim Loong Resources Berhad	158,400	130,800
	KNM Group Berhad	1,173,700	2,293,652
	KPJ Healthcare Berhad	327,700	333,403
	KrisAssets Holdings Berhad	88,863	73,109
	KSL Holdings Berhad	688,649	315,970
*	Kub Malaysia Berhad	2,296,100	553,582
	Kuchai Development Berhad	87,100	27,247
	Kulim Malaysia Berhad	705,350	1,616,570
*	Kumpulan Europlus Berhad	1,268,800	219,963
*	Kumpulan Hartanah Selangor Berhad	1,269,800	333,545
*	Kurnia Asia Berhad	2,485,800	737,145
	Kwantas Corp. Berhad	171,800	396,254
	Ladang Perbadanan-Fima Berhad	235,900	280,386
*	Land & General Berhad	4,180,400	589,557
	Landmarks Berhad	2,156,300	1,933,842
*	LBS Bina Group Berhad	1,288,600	222,049
	Leader Universal Holdings Berhad	2,698,700	829,125
	Leong Hup Holdings Berhad	427,700	168,200
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,598,064
*	Lion Corp Berhad	800,300	187,925
	Lion Industries Corp. Berhad	1,870,400	1,210,634
	MAA Holdings Berhad	986,866	574,456
*	Malaysia Aica Berhad	48,200	9,217
	Malaysia Building Society Berhad	362,700	136,726
	Malaysian Bulk Carriers Berhad	822,350	1,110,624
	Malaysian Mosaics Berhad	71,460	27,514
	Malaysian Pacific Industries Berhad	339,500	872,548
*	Malaysian Resources Corp. Berhad	5,864,866	4,297,286
*	Mancon Berhad	12,000	3,103
	Manulife Insurance (M) Berhad	100,800	97,808
	Marco Holdings Berhad	2,835,400	125,986
*	Matrix International Berhad	504,000	85,858
	MBM Resources Berhad	322,366	304,496
*	Measat Global Berhad	176,800	86,853
	Media Prima Berhad	2,653,433	1,901,968
	Mega First Corp. Berhad	394,700	165,692
	Melewar Industrial Group Berhad	490,000	187,056
*	MEMS Technology Berhad	1,917,000	121,045

15

	Metro Kajang Holdings Berhad	138,900	58,352
*	Minho (M) Berhad	181,100	32,339
	MK Land Holdings Berhad	3,356,000	633,739
	MNRB Holdings Berhad	497,100	738,186
	MTD ACPI Engineering Berhad	601,000	353,435
	MTD Infraperdana Berhad	3,284,300	673,405
	Muhibbah Engineering Berhad	987,750	1,012,939
*	Mulpha International Berhad	4,921,650	2,173,733
	Multi-Purpose Holdings Berhad	457,000	280,816
	Naim Cendera Berhad	622,300	930,467
*	Naluri Berhad	1,571,300	331,464
*	Narra Industries Berhad	16,000	3,277
	NCB Holdings Berhad	1,147,200	1,004,268
	New Straits Times Press (Malaysia) Berhad	749,600	456,209
*	Nikko Electronics Berhad	36,600	3,911
	Notion VTEC Berhad	1,093,000	147,525
	NTPM Holdings Berhad	550,600	73,590
	NV Multi Corp. Berhad	430,900	88,907
*	NWP Holdings Berhad	112,000	8,322
	Nylex (Malaysia) Berhad	551,000	246,840
	OKS Property Holdings Berhad	6,786	1,930
	Oriental Holdings Berhad	107,500	211,365
	OSK Holdings Berhad	1,971,271	1,444,658
	OSK Ventures Interantional Berhad	8,700	4,645
	P.I.E. Industrial Berhad	140,100	203,441
	Pacificmas Berhad	219,900	215,878
*	Pan Malaysia Cement Works Berhad	766,600	55,050
*	Pan Malaysian Industries Berhad	2,778,000	75,764
	Panasonic Manufacturing Malaysia Berhad	157,184	523,822
*	Panglobal Berhad	14,000	7,864
	Paramount Corp. Berhad	24,000	16,912
	PBA Holdings Berhad	274,100	99,252
	Pelikan International Corp. Berhad	599,560	749,124
	PJ Development Holdings Berhad	1,394,900	345,290
*	Pos Malaysia & Services Holdings Berhad	510,000	409,760
*	Prime Utilities Berhad	3,000	326
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	170,803
	Puncak Niaga Holdings Berhad	796,420	1,119,851
	QL Resources Berhad	448,700	495,909
	QSR Brand Berhad	32,000	31,368
*	Ramunia Holdings Berhad	519,000	158,430
*	Ranhill Berhad	1,532,180	1,099,475
*	Ranhill Utilities Berhad	605,560	516,290
*	RB Land Holdings Berhad	1,445,000	1,108,910
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	385,930
	Sarawak Oil Palms Berhad	69,100	124,601
	Scientex Inc. Berhad	338,100	130,714
	Scomi Group Berhad	4,300,100	1,795,531
	Selangor Dredging Berhad	1,118,200	326,522
	Shangri-La Hotels (Malaysia) Berhad	273,200	197,145
	SHL Consolidated Berhad	277,400	166,427
*	Sime Darby Berhad	377,825	1,235,273
*	South East Asia Lumber, Inc. Berhad	702,000	87,666

16

	Southern Acids (Malaysia) Berhad	41,000	19,793
	Southern Steel Berhad	502,800	255,737
*	SPK Sentosa Corp. Berhad	274,000	62,298
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	438,400	445,665
*	Subur Tiasa Holdings Berhad	367,700	381,766
	Sunrise Berhad	959,720	979,724
*	Sunway City Berhad	943,500	1,383,980
*	Sunway Holdings, Inc. Berhad	2,059,000	1,122,916
	Supermax Corp. Berhad	708,700	461,808
	Suria Capital Holdings Berhad	726,800	640,191
	Ta Ann Holdings Berhad	475,680	974,095
	TA Enterprise Berhad	4,058,200	1,476,134
	Tahp Group Berhad	6,000	6,992
*	Talam Corp. Berhad	2,096,350	164,321
*	Tamco Corp. Holdings Berhad	83,000	22,443
	Tan Chong Motor Holdings Berhad	2,293,000	1,578,735
	Tasek Corp. Berhad	87,600	102,168
	TDM Berhad	355,500	163,145
*	Tebrau Teguh Berhad	1,655,500	502,840
	TH Group Berhad	907,000	210,905
	Thong Guan Industries Berhad	215,100	64,109
*	Time Dotcom Berhad	2,976,300	685,395
*	Time Engineering Berhad	1,980,100	348,299
	Top Glove Corp. Berhad	782,880	1,364,325
	Tradewinds (Malaysia) Berhad	371,600	494,334
*	Tradewinds Corp. Berhad	2,510,500	1,032,784
	Tradewinds Plantation Berhad	1,105,500	1,296,743
	TRC Synergy Berhad	54,000	34,547
	UAC Berhad	44,715	57,136
	Uchi Technologies Berhad	1,138,500	881,079
	UEM Builders Berhad	2,024,900	759,402
	Unico-Desa Plantations Berhad	2,414,775	743,051
	Unisem (M) Berhad	1,226,200	607,352
	United Malacca Rubber Estates Berhad	330,400	659,866
	United Malayan Land Berhad	13,000	8,484
	United Plantations Berhad	663,600	2,540,205
*	Utama Banking Group Berhad	720,800	425,601
	Utusan Melayu (Malaysia) Berhad	144,500	48,111
	VADS Berhad	165,800	281,566
	VS Industry Berhad	364,570	393,918
	Wah Seong Corp. Berhad	925,800	1,077,432
	WTK Holdings Berhad	1,218,000	819,656
	Yeo Hiap Seng (Malaysia) Berhad	56,760	29,829
*	YTL e-Solutions Berhad	3,546,600	603,251
	Yu Neh Huat Berhad	816,500	585,166
	Zelan Berhad	1,399,800	2,445,072
TOTAL COMMON STOCKS			118,124,458

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	12,623
*	Malayan United Industries Berhad A2	176,957	11,045
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	329
TOTAL PREFERRED STOCKS			23,997

17

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	205,471
*	Jotech Holdings Berhad Rights 11/12/12	517,914	6,157
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	1,230
*	OSK Holdings Berhad Warrants 04/05/09	1,696	126
*	Salcon Berhad Warrants 05/17/14	286,200	57,844
TOTAL RIGHTS/WARRANTS			270,829

TOTAL — MALAYSIA			118,419,284

MEXICO — (5.0%)
COMMON STOCKS — (5.0%)
	Consorcio ARA S.A.B. de C.V.	4,374,400	4,190,922
*	Consorcio Hogar S.A.B. de C.V. Series B	425,370	243,737
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,020,017
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	6,770,690
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	2,641,408
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,161
	Corporacion Moctezuma S.A.B. de C.V.	193,900	531,347
	Corporativo Fragua S.A.B. de C.V. Series B	31	185
*	Desc S.A. de C.V. Series B	222,767	214,445
*	Dine S.A.B. de C.V.	196,367	198,032
#	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	6,388,462
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,997
* #	Empresas ICA S.A.B. de C.V.	1,694,008	10,025,048
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,361,088
	Gruma S.A.B. de C.V. ADR	58,800	745,584
	Gruma S.A.B. de C.V. Series B	1,069,600	3,354,666
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	96,200	4,418,466
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	4,083,521
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,629,375
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,409,223
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,199,706
	Grupo Elektra S.A. de C.V.	118,220	2,861,341
	Grupo Herdez S.A.B. de C.V.	107,000	149,108
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	567,593
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	431,158
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,905,050
	Grupo Nutrisa S.A. de C.V.	188	193
	Grupo Posadas S.A. de C.V. Series L	199,000	310,154
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,738
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	369,984
*	Industrias CH S.A.B. de C.V. Series B	1,560,148	5,778,591
#	Industrias Penoles S.A.B. de C.V.	223,500	5,355,599
*	Promotora y Operadora de Infraestructura S.A. de C.V.	65,988	209,927
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,446
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	4,418
*	Savia S.A. de C.V.	610,700	44,791
#	TV Azteca S.A. de C.V. Series A	6,581,300	3,704,715
#	Vitro S.A.B. de C.V.	1,062,102	1,937,734
	Vitro S.A.B. de C.V. Sponsored ADR	89,607	489,254

TOTAL — MEXICO			85,566,874

18

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	A. Soriano Corp.	3,430,211	267,875
	Aboitiz Equity Ventures, Inc.	8,037,000	1,296,038
	Alaska Milk Corp.	1,404,000	158,095
*	Bacnotan Consolidated Industries, Inc.	168,681	53,556
*	Belle Corp.	20,937,000	555,605
*	Benpres Holdings Corp.	12,098,000	1,132,540
	Cebu Holdings, Inc.	2,284,000	198,930
	China Banking Corp.	1,500	23,659
*	Digital Telecommunications Phils., Inc.	20,973,000	635,753
	DMCI Holdings, Inc.	3,446,000	798,526
*	EEI Corp.	1,929,000	210,265
*	Empire East Land Holdings, Inc.	12,140,000	209,822
	Filinvest Development Corp.	4,664,500	710,407
*	Filinvest Land, Inc.	44,309,452	1,554,948
	First Philippines Holdings Corp.	1,200,800	1,821,625
	Ginebra San Miguel, Inc.	1,003,200	532,309
*	Global Equities, Inc.	3,968,308	173,782
*	House of Investments, Inc.	732,000	32,793
*	Ionics, Inc.	769,825	28,036
	Jollibee Food Corp.	840,000	979,166
*	Lepanto Consolidated Mining Co. Series B	2,598,750	32,805
*	Mabuhay Holdings Corp.	516,000	6,071
	Macroasia Corp.	2,617,500	281,776
	Manila Jockey Club, Inc.	163,277	17,177
*	Manila Mining Corp.	149,300,000	114,016
*	Metro Pacific Corp. Series A	1,827,193	88,850
*	Paxys, Inc.	1,464,400	236,049
	Petron Corp.	8,768,000	1,180,013
	Philex Mining Corp.	2,068,000	484,115
*	Philippine Bank of Communications	14,726	17,730
*	Philippine National Bank	1,290,093	1,354,878
*	Philippine National Construction Corp.	173,000	23,458
	Philippine Savings Bank	356,863	512,232
*	Philippine Stock Exchange, Inc.	4,200	103,357
*	PhilWeb Corp.	33,000,000	36,876
	Republic Glass Holding Corp.	507,500	20,881
*	RFM Corp.	4,757,868	77,564
	Rizal Commercial Banking Corp.	1,471,449	842,591
	Robinson’s Land Corp. Series B	2,065,870	890,587
	Security Bank Corp.	606,642	1,002,261
	Semirara Mining Corp.	266,900	290,497
	Shang Properties, Inc.	1,759,970	91,612
	SM Development Corp.	7,101,200	638,459
	Union Bank of the Philippines	145,852	149,179
*	Universal Rightfield Property Holdings, Inc.	1,062,000	695
	Universal Robina Corp.	3,633,015	1,200,958
*	Victorias Milling Co., Inc.	139,680	2,841
*	Vista Land & Lifescapes, Inc.	647,700	74,196
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			21,145,454

19

POLAND — (4.0%)
COMMON STOCKS — (4.0%)
	Agora SA	156,140	3,582,582
*	Alchemia SA	190,214	795,239
*	Amica Wronki SA	25,532	189,257
	Apator SA	24,153	227,983
	Asseco Poland SA	100,667	3,094,276
*	Boryszew SA	87,261	404,310
*	Budimex SA	75,333	2,311,196
*	Cersanit SA	201,781	3,085,855
	Debica SA	30,666	1,109,994
	Decora SA	9,066	127,633
*	Echo Investment SA	118,198	3,574,597
	Elektrobudowa SA	10,898	801,888
*	Elstar Oils SA	47,937	149,219
	Eurocash SA	140,686	619,601
	Fabryki Mebli Forte SA	55,216	137,612
*	Farmacol SA	61,368	966,530
*	Ferrum SA	309	1,212
	Grupa Kety SA	44,298	2,890,868
	Grupa Lotos SA	72,360	1,373,215
	Impexmetal SA	775,600	2,537,250
*	Koelner SA	25,516	342,845
*	Kroscienskie Huty Szkla Krosno SA	45,176	74,000
*	Lentex SA	30,128	390,023
*	LPP SA	2,416	2,356,887
*	MNI SA	253,024	421,260
	Mondi Packaging Paper Swiecie SA	15,912	374,225
*	Mostostal Export SA	408,285	824,840
	Mostostal Plock SA	3,877	152,011
	Mostostal Siedlce SA	1,138,694	4,387,086
*	Mostostal Warszawa SA	37,200	857,730
*	Mostostal Zabrze Holding SA	364,901	1,208,521
*	Netia Holdings SA	1,021,505	1,696,482
	NG2 SA	64,565	1,460,462
*	Ocean Company SA	8,530	415
*	Opoczno SA	17,409	344,983
	Orbis SA	161,652	3,954,838
*	PBG SA	16,567	2,258,852
*	Pekaes SA	24,538	118,767
	Pfleiderer Grajewo SA	52,123	1,065,932
	Polska Grupa Farmaceutyczna SA	39,991	1,354,479
*	Polski Koncern Miesny Duda SA	314,370	914,785
*	Praterm SA	7,576	148,737
	Prokom Software SA	65,251	3,467,471
*	Raciborska Fabryka Kotlow SA	265,220	1,167,712
	Sniezka SA	5,612	114,064
*	Stalexport SA	641,224	800,371
	Ster-Projekt SA	122,099	315,551
	Sygnity SA	33,221	430,764
*	Synthos SA	2,535,615	1,658,625
*	Vistula SA	232,490	1,302,995

20

	Zaklad Przetworstwa Hutniczego Stalprodukt SA	12,727	4,342,838
	Zaklady Tluszcowe Kruszwica SA	37,250	681,935
	Zelmer SA	11,580	286,495
TOTAL COMMON STOCKS			67,257,298

RIGHTS/WARRANTS — (0.0%)
*	Elektrobudowa Rights 12/31/07	10,898	—
*	Kroscienski Huty Szkla Krosno SA Rights	45,176	32,322
*	Optimus SA Rights	7,500	13,073
TOTAL RIGHTS/WARRANTS			45,395

TOTAL — POLAND			67,302,693

SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
	Adcorp Holdings, Ltd.	188,275	1,043,987
	Advtech, Ltd.	1,424,481	1,019,614
	Aeci, Ltd.	489,937	5,919,887
	Afgri, Ltd.	1,697,880	1,773,975
*	Aflease Gold, Ltd.	195,228	80,370
	African Oxygen, Ltd.	662,730	3,333,624
	African Rainbow Minerals, Ltd.	397,142	8,678,144
*	AG Industries, Ltd.	307,400	163,323
	Allied Electronics Corp., Ltd.	202,262	1,350,568
	Allied Technologies, Ltd.	196,345	2,034,205
	Amalgamated Appliance Holdings, Ltd.	447,721	209,236
	Argent Industrial, Ltd.	360,896	1,002,543
	Aspen Pharmacare Holdings, Ltd.	589,860	3,120,895
	AST Group, Ltd.	873,528	144,027
	Astral Foods, Ltd.	172,561	3,712,840
	Aveng, Ltd.	1,002,160	8,486,937
	AVI, Ltd.	1,371,851	4,108,523
	Bell Equipment, Ltd.	192,091	1,408,224
	Business Connexion Group	229,687	188,199
	Bytes Technology Group, Ltd.	323,480	856,148
	Capitec Bank Holdings, Ltd.	119,189	835,457
	Cashbuild, Ltd.	74,257	645,084
*	Caxton & CTP Publishers & Printers, Ltd.	813,024	2,075,687
	Ceramic Industries, Ltd.	31,493	758,908
	City Lodge Hotels, Ltd.	141,591	1,763,084
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	43,059
	Data Tec, Ltd.	676,451	3,572,034
	Datacentrix Holdings, Ltd.	375,906	259,056
*	Delta Electrical Industries, Ltd.	83,032	160,717
	Dimension Data Holdings P.L.C.	3,458,471	4,351,563
	Distell Group, Ltd.	317,735	2,877,964
	Distribution & Warehousing Network, Ltd.	452,561	1,245,962
	Dorbyl, Ltd.	38,250	60,998
*	Durban Roodeport Deep, Ltd.	1,267,728	1,063,701
	Ellerine Holdings, Ltd.	287,292	3,426,327
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	915,545
	Enviroserv Holdings, Ltd.	291,414	609,320
	Famous Brands, Ltd.	215,752	616,705

21

	Foschini, Ltd.	269,613	1,911,956
	Gold Reef Resorts, Ltd.	345,549	1,707,225
	Grindrod, Ltd.	1,331,239	4,800,459
	Group Five, Ltd.	396,982	3,297,032
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	3,501,729
	Hudaco Industries, Ltd.	67,696	845,703
	Hulamin, Ltd.	230,678	724,306
	Iliad Africa, Ltd.	295,164	669,494
	Illovo Sugar, Ltd.	692,815	2,515,097
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	62,555	497,207
	Johnic Communications, Ltd.	392,940	5,747,340
*	Johnnic Holdings, Ltd.	43,260	101,694
	Kap International Holdings, Ltd.	627,285	301,660
	Lewis Group, Ltd.	305,911	2,155,322
*	M Cubed Holdings, Ltd.	385,000	11,315
	Massmart Holdings, Ltd.	122,742	1,316,721
	Medi-Clinic Corp., Ltd.	737,399	2,498,869
*	Merafe Resources, Ltd.	4,526,666	1,386,488
	Metair Investments, Ltd.	583,301	1,211,513
*	Metorex, Ltd.	1,453,388	4,814,845
	Metropolitan Holdings, Ltd.	2,290,591	5,053,975
	Mr. Price Group, Ltd.	752,447	2,393,087
	Murray & Roberts Holdings, Ltd.	651,864	9,245,992
	Mustek, Ltd.	264,223	274,806
	Mvelaphanda Group, Ltd.	941,554	1,396,238
	Nampak, Ltd.	937,207	3,044,176
	New Clicks Holdings, Ltd.	1,364,572	3,278,927
#	Northam Platinum, Ltd.	717,854	4,695,679
	Nu-World Holdings, Ltd.	50,644	193,005
	Oceana Group, Ltd.	182,711	641,004
	Omnia Holdings, Ltd.	155,143	1,620,270
*	Palabora Mining Co., Ltd.	80,785	1,155,493
	Peregrine Holdings, Ltd.	681,138	2,040,098
*	Product Co.	65,013	—
	PSG Group, Ltd.	510,505	2,062,555
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	40,855
	Reunert, Ltd.	424,337	4,783,146
*	SecureData Holdings, Ltd.	339,582	98,498
	Sentula Mining, Ltd.	825,428	2,864,153
	Shoprite Holdings, Ltd.	335,452	1,990,292
	Spur Corp., Ltd.	267,501	412,037
	Sun International, Ltd.	163,962	3,435,665
	Super Group, Ltd.	1,808,648	3,117,141
	The Spar Group, Ltd.	655,748	5,467,000
*	Tiger Automotive, Ltd.	153,255	375,318
	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett	225,092	3,090,479
	Tourism Investment Corp., Ltd.	1,286,533	511,668
	Trans Hex Group, Ltd.	153,546	226,996
	Trencor, Ltd.	486,312	2,000,229
	Truworths International, Ltd.	923,492	3,889,856
	UCS Group, Ltd.	650,134	400,455
*	Value Group, Ltd.	321,111	101,718
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	3,061,833
TOTAL COMMON STOCKS			186,895,059

22

RIGHTS/WARRANTS — (0.0%)
*	Medi-Clinic Corp., Ltd. Rights 12/07/07	371,516	24,568

TOTAL — SOUTH AFRICA			186,919,627

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
#	Aekyung Petrochemical Co., Ltd.	7,150	316,732
* #	Anam Electronics Co., Ltd.	13,250	162,359
#	Asia Cement Manufacturing Co., Ltd.	3,603	245,986
	Asia Paper Manufacturing Co., Ltd.	8,880	145,366
#	AUK Corp.	8,160	26,942
	Baek Kwang Mineral Products Co., Ltd.	1,860	37,847
#	Bing Grae Co., Ltd.	9,540	398,673
	Bohae Brewery Co., Ltd.	2,680	79,755
#	Bong Shin Co., Ltd.	85,930	203,275
	Boo Kook Securities Co., Ltd.	7,410	260,080
#	Boryung Pharmaceutical Co., Ltd.	3,442	171,727
*	Brain Technology Industries Co., Ltd.	2,340	8,158
#	Bu Kwang Pharmaceutical Co., Ltd.	24,926	1,020,646
	BYC Co., Ltd.	710	163,458
	Byuck San Corp.	5,300	58,561
#	Byuck San Engineering and Construction Co., Ltd.	38,300	251,300
	Cambridge Members Co., Ltd.	2,280	59,444
* #	Capro Corp.	38,750	367,447
* #	Celrun Co., Ltd.	22,630	152,377
	Cheil Communications, Inc.	5,487	1,584,168
*	Cho Kwang Leather Co., Ltd.	10,640	89,960
	Cho Kwang Paint Co., Ltd.	12,070	37,467
	Choil Aluminum Manufacturing Co., Ltd.	8,700	96,224
	Chon Bang Co., Ltd.	130	6,646
#	Chong Kun Dang Pharmaceutical Corp.	11,531	254,300
* #	Choongwae Holdings Co., Ltd.	5,482	82,732
	Choongwae Pharmaceutical Corp.	4,808	259,878
	Chosun Refractories Co., Ltd.	2,210	228,974
#	Chungho Comnet Co., Ltd.	720	19,272
	Chunil Express Co., Ltd.	572	39,605
#	CJ CGV Co., Ltd.	19,000	272,985
* #	Comtec Systems Co., Ltd.	25,030	38,750
*	Cosmochemical Co., Ltd.	14,640	83,168
#	Crown Confectionery Co., Ltd.	1,360	146,341
#	Dae Chang Industrial Co., Ltd.	6,390	43,612
	Dae Dong Industrial Co., Ltd.	6,090	132,472
*	Dae Ho Corp.	543	77
#	Dae Hyun Co., Ltd.	51,280	44,386
* #	Dae Sang Corp.	34,350	481,003
#	Dae Won Kang Up Co., Ltd.	8,080	202,811
* #	Dae Young Packaging Co., Ltd.	147,692	73,207
#	Daeduck Electronics Co., Ltd.	68,417	430,232
#	Daeduck Industries Co., Ltd.	21,536	185,065
#	Daehan City Gas Co., Ltd.	11,541	496,951

23

#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	845,379
#	Daehan Flour Mills Co., Ltd.	2,110	433,760
*	Daehan Pulp Co., Ltd.	7,772	51,814
	Daehan Synthetic Fiber Co., Ltd.	1,750	287,362
#	Daekyo Co., Ltd.	9,840	945,358
* #	Daekyung Machinery & Engineering Co., Ltd.	3,750	190,058
	Daelim Trading Co., Ltd.	17,730	101,529
* #	Daerim Corp.	4,770	102,259
	Daesang Farmsco Co., Ltd.	13,210	26,838
#	Daesang Holdings Co., Ltd.	7,072	46,486
#	Daesung Industrial Co., Ltd.	6,130	1,356,400
	Daewon Pharmaceutical Co., Ltd.	4,560	56,113
* #	Daewoo Electronic Components Co., Ltd.	11,938	68,682
#	Daewoo Motor Sales Corp.	31,830	1,532,369
	Daewoong Co., Ltd.	6,546	263,492
#	Daewoong Pharmaceutical Co., Ltd.	9,470	947,047
	Dahaam E-Tec Co., Ltd.	2,200	76,220
#	Daishin Securities Co., Ltd.	68,700	2,294,081
#	Daiyang Metal Co., Ltd.	22,400	167,724
#	Daou Technology, Inc.	56,480	702,531
	DC Chemical Co., Ltd.	16,466	5,013,874
* #	DI Corp.	30,950	76,559
	Digital Power Communications Co., Ltd.	50,540	82,421
	Dong Ah Tire Industrial Co., Ltd.	22,245	193,312
	Dong IL Rubber Belt Co., Ltd.	12,158	40,342
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	627,320
* #	Dong Won Co., Ltd.	6,100	111,822
#	Dong-A Pharmaceutical Co., Ltd.	13,762	1,504,464
	Dongbang Agro Co., Ltd.	19,470	141,857
	Dongbang Transport Logistics Co., Ltd.	5,200	191,394
#	Dongbu Corp.	25,950	691,662
#	Dongbu HiTek Co., Ltd.	32,873	381,441
#	Dongbu Securities Co., Ltd.	35,668	456,403
#	Dongbu Steel Co., Ltd.	30,980	562,303
	Dong-Il Corp.	2,974	257,254
	Dongil Paper Manufacturing Co., Ltd.	3,770	67,340
	Dongkuk Steel Mill Co., Ltd.	54,797	2,909,470
	Dongsu Industrial Co., Ltd.	7,558	149,254
	Dongsung Chemical Co., Ltd.	5,720	86,427
#	Dongsung Pharmaceutical Co., Ltd.	4,190	53,352
#	Dongwon F&B Co., Ltd.	3,360	197,318
	Dongwon Industries Co., Ltd.	1,970	149,930
#	Dongwon Systems Corp.	138,447	531,796
	Dongyang Engineering & Construction Corp.	2,200	103,793
#	Dongyang Mechatronics Corp.	29,592	253,258
* #	Doosan Construction & Engineering Co., Ltd.	83,770	1,416,716
* #	Doosan Corp.	8,680	2,145,209
* #	DPI Co., Ltd.	8,565	93,423
#	Ducsung Co., Ltd.	12,680	43,323
* #	DuzonBIzon Co., Ltd.	29,690	57,757
#	E1 Corp.	7,720	1,100,904
*	Eagon Industrial Co., Ltd.	3,120	63,623
*	En Paper Manufacturing Co., Ltd.	23,440	80,142
	Enex Co., Ltd.	3,440	52,471
	e-Starco Co., Ltd.	59,320	43,389

24

#	F&F Co., Ltd.	21,060	110,090
#	Feelux Co., Ltd.	35,140	66,101
* #	First Fire & Marine Insurance Co., Ltd.	23,310	226,265
* #	Firstech Co., Ltd.	29,829	62,623
#	FNC Kolon Corp.	10,844	302,741
* #	Foosung Co., Ltd.	46,809	315,816
	Fursys, Inc.	13,170	330,348
#	Gaon Cable Co., Ltd.	4,470	222,873
#	GIIR, Inc.	14,410	192,252
#	Global & Yuasa Battery Co., Ltd.	12,280	80,907
	Green Cross Corp.	1,825	191,047
* #	Green Cross Corp.	2,050	200,826
* #	Green Fire Marine Insurance Co., Ltd.	4,250	98,648
#	Gwangju Shinsegae Co., Ltd.	1,820	280,402
#	Hae In Co., Ltd.	10,894	56,700
#	Halla Climate Control Corp.	106,070	973,813
#	Halla Engineering & Construction Corp.	13,160	409,681
#	Han All Pharmaceutical Co., Ltd.	34,948	205,450
#	Han Kuk Carbon Co., Ltd.	28,623	203,445
#	Han Yang Securities Co., Ltd.	12,760	223,684
	Handok Pharmaceuticals Co., Ltd.	12,760	268,204
	Handsome Corp.	44,050	582,731
#	Hanil Cement Manufacturing Co., Ltd.	8,558	924,775
	Hanil Construction Co., Ltd.	8,938	145,598
	Hanil E-Wha Co., Ltd.	38,970	108,782
	Hanil Iron & Steel Co., Ltd.	2,450	75,508
#	Hanjin Transportation Co., Ltd.	13,211	633,125
	Hankook Cosmetics Co., Ltd.	25,320	101,086
	Hankook Shell Oil Co., Ltd.	1,620	167,477
*	Hankook Synthetics, Inc.	550	57
#	Hankuk Glass Industries, Inc.	12,660	533,694
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	264,501
#	Hanmi Pharm Co., Ltd.	9,994	1,689,132
	Hansae Co., Ltd.	22,080	109,609
#	Hansol Chemical Co., Ltd.	12,170	118,640
#	Hansol CSN Co., Ltd.	65,160	157,154
#	Hansol LCD, Inc.	5,777	255,318
* #	Hansol Paper Co., Ltd.	53,310	1,045,157
#	Hanssem Co., Ltd.	22,380	146,528
* #	Hansung Enterprise Co., Ltd.	5,340	38,639
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	612,332
#	Hanwha Securities Co., Ltd.	43,380	950,342
	Hanwha Timeworld Co., Ltd.	5,120	85,700
* #	Heavy Industries	22,433	157,921
#	Heung-A Shipping Co., Ltd.	16,400	55,912
#	Hotel Shilla Co., Ltd.	60,958	1,670,916
*	HS R&A Co., Ltd.	6,360	82,486
#	Huchems Fine Chemical Corp.	31,846	757,737
* #	Huneed Technologies	7,121	71,384
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	45,474	450,578
#	Husteel Co., Ltd.	7,220	142,287
	Hwa Sung Industrial Co., Ltd.	12,520	201,393
	Hwacheon Machinery Works Co., Ltd.	2,200	42,347
#	Hwashin Co., Ltd.	22,220	79,542
#	Hyosung T & C Co., Ltd.	32,286	2,126,029

25

#	Hyundai Auton Co., Ltd.	106,880	710,248
	Hyundai Cement Co., Ltd.	10,020	437,278
* #	Hyundai Corp.	21,801	521,638
	Hyundai Department Store Co., Ltd.	6,000	736,338
#	Hyundai Department Store H & S Co., Ltd.	6,210	744,385
	Hyundai DSF Co., Ltd.	7,510	113,538
#	Hyundai Elevator Co., Ltd.	7,294	1,037,215
#	Hyundai Hysco	91,740	1,078,027
#	Hyundai Marine & Fire Insurance Co., Ltd.	103,080	2,307,119
	Hyundai Mobis	1,570	147,484
*	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	59,227
*	IB Sports, Inc.	14,500	105,470
* #	IHQ, Inc.	44,450	178,240
#	Il Dong Pharmaceutical Co., Ltd.	7,553	364,964
	Il Sung Construction Co., Ltd.	4,300	61,697
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,059,168
	Iljin Diamond Co., Ltd.	4,272	69,294
*	Iljin Display Co., Ltd.	2,568	37,365
#	Iljin Electric Co., Ltd.	43,730	402,808
* #	Ilkyung Co., Ltd.	22,850	13,708
	Ilshin Spinning Co., Ltd.	1,730	141,312
#	Ilsung Pharmaceutical Co., Ltd.	2,040	272,543
#	InziControls Co., Ltd.	14,290	79,165
#	ISU Chemical Co., Ltd.	7,920	98,454
#	IsuPetasys Co., Ltd.	39,800	58,749
#	Jahwa Electronics Co., Ltd.	16,460	106,217
	Jeil Mutual Savings Bank	7,990	67,735
	Jeil Pharmaceutical Co.	18,840	231,851
#	Jeonbuk Bank, Ltd.	49,872	451,662
#	Jinheung Mutual Savings Bank Co., Ltd.	17,919	107,183
	Joongang Construction Co., Ltd.	6,890	118,283
#	K.C. Tech Co., Ltd.	24,770	148,150
#	Keangnam Enterprises, Ltd.	21,654	1,026,233
* #	KEC Corp.	54,690	84,828
* #	KEC Holdings Co., Ltd.	18,229	45,300
* #	Kedcom Co., Ltd.	90,960	58,615
	Keyang Electric Machinery Co., Ltd.	40,210	120,632
#	KG Chemical Corp.	8,410	72,520
* #	KIRIN Co., Ltd.	61,710	72,160
#	KISWIRE, Ltd.	12,848	684,287
#	Kodenshi Korea Corp.	25,020	83,718
#	Kolon Engineering & Construction Co., Ltd.	21,890	282,728
* #	Kolon Industries, Inc.	23,890	992,021
#	Korea Cast Iron Pipe Co., Ltd.	26,090	141,166
* #	Korea Circuit Co., Ltd.	19,330	83,065
#	Korea Cottrell Co., Ltd.	13,330	180,658
#	Korea Development Co., Ltd.	14,820	403,860
#	Korea Development Leasing Corp.	4,545	206,475
	Korea Electric Terminal Co., Ltd.	14,990	309,817
#	Korea Export Packing Industries Co., Ltd.	3,990	53,016
* #	Korea Express Co., Ltd.	12,720	1,447,954
#	Korea Fine Chemical Co., Ltd.	2,776	271,027
#	Korea Flange Co., Ltd.	6,900	115,680
#	Korea Iron & Steel Co., Ltd.	14,150	1,213,089
#	Korea Kolmar Co., Ltd.	18,210	77,265

26

#	Korea Komho Petrochemical Co., Ltd.	26,400	1,991,035
#	Korea Line Corp.	8,700	2,046,587
	Korea Mutual Savings Bank	6,040	173,602
#	Korea Petrochemical Industry Co., Ltd.	10,960	734,995
#	Korea Polyol Co., Ltd.	3,250	203,128
#	Korea Reinsurance Co., Ltd.	110,464	1,579,457
* #	Korea Schnell Pharma Co., Ltd.	38,600	30,719
	Korea Zinc Co., Ltd.	10,994	1,618,741
#	Korean Air Terminal Service Co., Ltd.	3,350	196,570
	Korean French Banking Corp.	63,770	107,664
* #	KP Chemical Corp.	121,051	913,549
#	KPC Holdings Corp.	3,008	183,824
* #	KTB Network, Ltd.	59,730	752,128
#	Kukdo Chemical Co., Ltd.	8,450	243,843
*	Kukdong Corp.	26,380	38,693
	Kukdong Oil & Chemicals Co., Ltd.	3,623	42,251
	Kukje Pharm Ind. Co., Ltd.	12,950	52,563
	Kumbi Corp.	670	37,915
#	Kumho Electronics Co., Ltd.	7,221	256,399
#	Kumho Industrial Co., Ltd.	30,830	2,255,088
#	Kumho Investment Bank	9,640	94,332
#	Kumho Tire Co., Inc.	90,000	1,334,208
	Kumkang Industrial Co., Ltd.	5,810	89,782
	Kunsul Chemical Industrial Co., Ltd.	7,190	148,928
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	326,642
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	53,704
#	Kyeryong Construction Industrial Co., Ltd.	10,770	475,897
#	Kyobo Securities Co., Ltd.	44,300	785,557
	Kyung Dong Navien Co., Ltd.	1,740	43,474
* #	Kyungbang Co., Ltd.	1,100	228,023
#	Kyungdong City Gas Co., Ltd.	2,270	144,738
	Kyung-in Synthetic Corp.	2,110	35,161
	Kyungnam Energy Co., Ltd.	28,770	118,605
	Lee Ku Industrial Co., Ltd.	35,635	58,536
	LG Chemical, Ltd.	21,992	2,354,693
	LG Dacom Corp.	60,620	1,633,504
#	LG Fashion Corp.	26,035	908,418
#	LG Household & Healthcare Co., Ltd.	2,699	574,100
#	LG International Corp.	65,552	1,488,727
* #	LG Life Sciences, Ltd.	15,845	1,135,213
#	LIG Insurance Co., Ltd.	63,770	1,589,403
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,248,731
#	Lotte Confectionary Co., Ltd.	990	1,532,379
* #	Lotte Midopa Co., Ltd.	61,160	810,396
#	Lotte Sam Kang Co., Ltd.	1,770	443,883
	LS Cable, Ltd.	24,000	2,764,689
#	LS Industrial Systems Co., Ltd.	22,980	1,462,070
#	Manho Rope & Wire Co., Ltd.	3,950	63,076
#	Meritz Fire Marine Insurance Co., Ltd.	80,248	1,008,579
#	Meritz Securities Co., Ltd.	55,711	546,025
	Mi Chang Oil Industrial Co., Ltd.	1,790	67,734
	Miwon Commercial Co., Ltd.	1,280	58,541
#	MonAmi Co., Ltd.	3,240	42,950
#	Moorim Paper Co., Ltd.	21,778	279,961
	Motonic Corp.	2,090	183,562

27

#	Namhae Chemical Corp.	63,074	997,948
* #	Namkwang Engineering & Construction Co., Ltd.	16,541	238,893
*	Namsun Aluminum Co., Ltd.	7,140	70,263
	Namyang Dairy Products Co., Ltd.	745	743,091
*	Nasan Co., Ltd.	5,900	137,750
	National Plastic Co., Ltd.	3,250	44,192
* #	NCsoft Corp.	22,620	1,213,837
	Nexen Corp.	3,320	110,408
#	NH Investment & Securities Co., Ltd.	59,219	780,893
#	Nong Shim Co., Ltd.	4,490	868,380
	Nong Shim Holdings Co., Ltd.	5,210	442,441
#	Noroo Paint Co., Ltd.	14,277	66,636
* #	Orientbio, Inc.	56,370	89,092
	ORION Corp.	5,470	1,636,399
#	Ottogi Corp.	3,910	665,066
#	Pacific Corp.	6,730	1,225,006
#	Pacific Pharmaceutical Co., Ltd.	2,030	94,841
#	Pang Rim Co., Ltd.	4,800	128,380
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	107,285
#	Pohang Coated Steel Co., Ltd.	6,320	164,807
#	Poong Lim Industrial Co., Ltd.	31,880	365,059
#	Poong San Corp.	41,500	909,277
* #	Prime Entertainment Co., Ltd.	26,770	15,120
#	Pulmuone Co., Ltd.	7,480	443,290
	Pum Yang Construction Co., Ltd.	8,260	134,411
	Pusan Bank	106,400	1,668,118
#	Pusan City Gas Co., Ltd.	14,730	426,685
* #	Pyung Hwa Holdings Co., Ltd.	8,013	23,237
	Pyung Hwa Industrial Co., Ltd.	10,456	47,253
* #	RNL BIO Co., Ltd.	18,073	36,978
*	Rocket Electric Co., Ltd.	1,469	18,038
#	S&T Corp.	15,691	632,282
#	S&T Daewoo Co., Ltd.	12,330	470,391
#	S&T Dynamics Co., Ltd.	29,822	388,634
* #	S&T Motors Co., Inc.	92,190	84,624
	S1 Corp.	28,630	1,692,166
*	Saehan Industries, Inc.	65,180	701,311
*	Saehan Media Corp.	46,590	72,277
* #	Sajo Industries Co., Ltd.	4,820	128,474
* #	Sajo O&F Corp.	1,696	14,481
#	Sam Jin Pharmaceutical Co., Ltd.	4,877	323,905
	Sam Kwang Glass Industrial Co., Ltd.	4,820	216,038
	Sam Whan Camus Co., Ltd.	5,270	64,747
#	Sam Yung Trading Co., Ltd.	13,450	88,955
#	Sambu Construction Co., Ltd.	10,690	599,756
#	Samchully Co., Ltd.	4,720	1,027,765
* #	Samho F&G, Inc.	32,880	43,156
* #	Samho International Co., Ltd.	12,681	324,295
	Samhwa Crown and Closure Co., Ltd.	2,400	74,520
	Samhwa Paints Industrial Co., Ltd.	26,400	100,134
* #	Samick Musical Instruments Co., Ltd.	146,160	125,572
	Samil Pharmaceutical Co., Ltd.	2,680	50,666
	Samsung Climate Control Co., Ltd.	6,810	63,772

28

#	Samsung Fine Chemicals Co., Ltd.	29,280	1,468,860
#	Samwhan Corp.	13,660	447,849
#	Samyang Corp.	8,815	534,692
*	Samyang Foods Co., Ltd.	7,360	141,630
#	Samyang Genex Co., Ltd.	4,026	355,290
	Samyang Tongsang Co., Ltd.	1,760	65,423
*	Samyoung Chemical Co., Ltd.	2,420	26,052
#	Samyoung Electronics Co., Ltd.	17,870	194,424
*	SC Engineering Co., Ltd.	4,248	20,566
#	Seah Besteel Corp.	16,050	279,682
#	SEAH Holdings Corp.	4,160	492,689
	SEAH Steel Corp.	5,500	271,517
#	Sebang Co., Ltd.	15,655	229,404
#	Sejong Industrial Co., Ltd.	21,610	116,324
	Sempio Foods Co.	4,490	95,393
#	Seondo Electric Co., Ltd.	13,050	35,401
#	Seoul City Gas Co., Ltd.	3,590	400,382
#	Seoul Securities Co., Ltd.	254,494	519,264
* #	Serim Paper Manufacturing Co., Ltd.	24,240	382,382
* #	Seshin Co., Ltd.	19,902	61,950
* #	Sewon Cellontech Co., Ltd.	14,221	128,550
*	SGWICUS Corp.	16,060	52,813
*	SH Chemical Co., Ltd.	12,650	110,461
#	Shin Heung Securities Co., Ltd.	11,094	148,329
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	52,664
#	Shin Won Corp.	6,010	133,428
#	Shin Young Securities Co., Ltd.	10,600	847,551
#	Shinhan Engineering & Construction Co., Ltd.	3,676	83,337
	Shinil Engineering Co., Ltd.	4,010	49,344
	Shinpoong Pharmaceutical Co., Ltd.	4,680	128,843
#	Shinsegae Engineering & Construction Co., Ltd.	2,990	119,045
	Shinsung Engineering & Construction Co., Ltd.	13,650	107,067
#	Shinsung Engineering Co., Ltd.	30,420	144,022
* #	Shinsung Tongsang Co., Ltd.	8,700	42,885
	Sindo Ricoh Co., Ltd.	11,169	822,371
#	SJM Co., Ltd.	22,510	144,745
#	SK Chemicals Co., Ltd.	22,820	2,123,862
	SK Gas Co., Ltd.	9,960	822,236
*	SK Incheon Oil Co., Ltd.	373	22
#	SKC Co., Ltd.	34,460	1,128,569
	SL Corp.	19,820	165,632
#	Solomon Mutual Savings Bank	15,007	238,783
	Songwon Industrial Co., Ltd.	12,420	54,742
#	Soosan Heavy Industries Co., Ltd.	40,700	69,925
* #	Ssangyong Cement Industry Co., Ltd.	79,381	1,355,650
*	Ssangyong Corp.	4,186	73,851
* #	Ssangyong Motor Co.	137,030	838,522
#	STX Corp.	23,794	2,531,579
#	STX Engine Co., Ltd.	28,692	2,823,156
	STX Shipbuilding Co., Ltd.	21,636	1,444,653
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	96,397
	Suheung Capsule Co., Ltd.	16,030	96,853
	Sung Bo Chemicals Co., Ltd.	1,930	83,166
#	Sung Chang Enterprise Co., Ltd.	6,150	150,134
* #	Sung Shin Cement Co., Ltd.	22,350	354,007

29

#	Sungjee Construction Co., Ltd.	4,690	113,064
* #	Sungwon Corp.	49,310	591,802
	Sunjin Co., Ltd.	2,840	81,742
#	Sunkyong Securities Co., Ltd.	268,610	892,928
#	Tae Kwang Industrial Co., Ltd.	880	1,326,749
#	Tae Kyung Industrial Co., Ltd.	29,140	148,493
#	Taegu Department Store Co., Ltd.	13,040	211,607
#	Taeyoung Engineering & Construction	90,740	1,147,837
#	Tai Han Electric Wire Co., Ltd.	38,901	2,628,417
	Tai Lim Packaging Industries Co., Ltd.	6,200	76,904
	TCC Steel	2,888	82,275
#	Telcoware Co., Ltd.	9,000	78,331
* #	The Will-Bes & Co., Ltd.	11,120	46,824
#	Tong Yang Investment Bank	126,472	2,295,686
* #	Tong Yang Major Corp.	65,446	563,671
#	Tong Yang Moolsan Co., Ltd.	5,500	54,020
*	Trigem Computer, Inc.	528	—
* #	TRYBRANDS, Inc.	38,370	216,164
	TS Corp.	5,500	296,509
* #	Uangel Corp.	12,280	112,284
* #	Uni Chem Co., Ltd.	56,800	49,665
#	Unid Co., Ltd.	6,000	233,239
#	Union Steel Manufacturing Co., Ltd.	13,912	354,072
* #	Uniquest Corp.	11,050	87,100
*	VGX International, Inc.	16,954	82,906
* #	Wealth Bridge Co., Ltd.	41,460	46,393
#	Whanin Pharmaceutical Co., Ltd.	13,650	232,409
	Wiscom Co., Ltd.	7,880	35,329
* #	Woongjin Thinkbig Co, Ltd.	22,329	424,197
#	Woongjin.Com Co., Ltd.	7,907	203,263
#	Woori Financial Co., Ltd.	20,620	345,364
	WooSung Feed Co., Ltd.	17,000	39,043
	YESCO Co., Ltd.	5,950	246,994
	Yoosung Enterprise Co., Ltd.	33,540	148,720
#	Youlchon Chemical Co., Ltd.	32,710	267,941
*	Young Poong Mining & Construction Corp.	1,580	94
	Young Poong Paper Manufacturing Co., Ltd.	2,170	77,310
	Youngbo Chemical Co., Ltd.	12,640	35,299
	Youngone Corp.	68,080	702,340
#	Youngpoong Corp.	2,040	1,300,439
#	Yuhan Corp.	9,473	2,056,253
	YuHwa Securities Co., Ltd.	12,910	279,180
* #	Yungjin Pharm Co., Ltd.	124,036	208,106
*	Yuyang Telecom Co., Ltd.	5,530	70,496
*	ZeroOne Interactive Co., Ltd.	32,840	36,072

TOTAL — SOUTH KOREA			180,614,072

TAIWAN — (9.2%)
COMMON STOCKS — (9.2%)
*	A.G.V. Products Corp.	646,000	216,845
	Aaeon Technology, Inc.	130,746	275,717
	Ability Enterprise Co., Ltd.	573,532	992,603
*	Abocom Systems, Inc.	150,000	74,391
*	Acbel Polytech, Inc.	703,560	404,943

30

*	Accton Technology Corp.	876,000	470,643
	Allis Electric Co., Ltd.	273,000	89,928
	Altek Corp.	392,935	582,550
	Ampoc Far East Co., Ltd.	153,830	62,625
	Amtran Technology Co., Ltd.	739,949	971,382
	Apex Biotechnology Corp.	178,592	412,406
*	Apex Science & Engineering Corp.	124,000	27,590
	Arima Communication Corp.	553,809	397,998
*	Arima Computer Corp.	1,453,000	294,436
	Arima Optoelectronics Corp.	321,593	342,225
	Asia Chemical Corp.	559,000	312,328
	Asia Polymer Corp.	495,936	352,660
*	Asia Vital Components Co., Ltd.	317,980	223,394
	Aten International Co., Ltd.	149,728	436,805
	Audix Co., Ltd.	228,877	184,445
	Aurora Corp.	492,195	461,300
	Aurora Systems Corp.	244,000	156,671
	Avermedia Technologies, Inc.	273,276	603,044
	Avision, Inc.	333,144	193,870
	Awea Mechantronic Co., Ltd.	86,900	151,142
	Bank of Kaohsiung Co., Ltd.	751,966	400,049
	Basso Industry Corp., Ltd.	294,537	366,976
*	Behavior Tech Computer Corp.	484,938	135,093
*	Bes Engineering Corp.	2,691,750	706,522
	Biostar Microtech International Corp.	223,053	150,576
	C Sun Manufacturing, Ltd.	241,483	142,243
*	Carnival Industrial Corp.	656,000	147,738
	Cathay Chemical Works, Inc.	229,000	81,959
	Cathay Real Estate Development Co., Ltd.	1,230,000	605,912
	Central Reinsurance Co., Ltd.	632,050	322,033
	Chain Qui Development Co., Ltd.	203,083	271,747
	Champion Building Materials Co., Ltd.	481,772	201,597
	Charoen Pokphand Enterprises Co., Ltd.	351,000	156,599
	Cheng Loong Corp.	1,760,330	601,088
	Chenming Mold Industrial Corp.	264,074	94,406
*	Chia Her Industrial Co., Ltd.	539,000	47,043
*	Chia Hsin Cement Corp.	971,000	828,971
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,540
	Chicony Electronics Co., Ltd.	569,769	1,056,870
*	Chien Shing Stainless Steel Co., Ltd.	480,000	133,690
	Chilisin Electronics Corp.	203,466	123,979
	China Chemical & Pharmaceutical Co.	408,000	218,363
	China Ecotek Corp.	170,000	198,002
*	China General Plastics Corp.	665,000	192,043
	China Glaze Co., Ltd.	324,555	110,704
	China Hi-Ment Corp.	328,804	325,284
*	China Life Insurance Co., Ltd.	1,539,418	903,765
*	China Man-Made Fiber Co., Ltd.	2,299,879	895,140
	China Metal Products Co., Ltd.	385,772	487,267
*	China Petrochemical Development Corp.	3,185,000	1,399,237
*	China Rebar Co., Ltd.	55,174	7,730
	China Steel Chemical Corp.	324,909	813,513
	China Steel Structure Co., Ltd.	232,000	131,880
	China Synthetic Rubber Corp.	674,954	794,897
*	China United Trust & Investment Corp.	164,804	—

31

*	China Wire & Cable Co., Ltd.	521,000	115,610
	Chinese Maritime Transport, Ltd.	344,850	1,012,348
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	110,458
	Chin-Poon Industrial Co., Ltd.	469,649	427,334
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	407,255	987,969
	Chun Yu Works & Co., Ltd.	469,000	138,332
	Chun Yuan Steel Industrial Co., Ltd.	847,976	329,010
	Chung Hsin Electric & Machinery Co., Ltd.	643,000	552,965
	Chung Hung Steel Corp.	1,863,000	1,037,071
	Chung Hwa Pulp Corp.	818,594	586,502
*	Clevo Co.	855,944	1,181,411
	Collins Co., Ltd.	606,000	225,981
	Compeq Manufacturing Co., Ltd.	2,207,000	853,171
	Continental Engineering Corp.	1,262,067	707,369
	Cosmo Electronics Corp.	155,000	188,099
*	Cosmos Bank Taiwan	2,495,000	164,725
	CTCI Corp.	918,748	693,556
	CX Technology Co., Ltd.	200,368	119,657
	Cybertan Technology, Inc.	412,012	831,955
	Cyntec Co., Ltd.	281,552	409,213
	Da-Cin Construction Co., Ltd.	438,711	194,341
*	De Licacy Industries Co.	100,000	23,881
*	Delpha Construction Co., Ltd.	462,000	102,148
	Depo Auto Parts Industrial Co., Ltd.	246,000	911,863
*	Der Pao Construction Co., Ltd.	476,000	12,098
	Diamond Flower Electric Instrument Co., Ltd.	176,514	468,293
	D-Link Corp.	696,451	1,277,584
	Eastern Media International	1,911,128	704,320
	Eclat Textile Co., Ltd.	229,317	122,650
	Edom Technology Co., Ltd.	238,776	148,563
	Elan Microelectronics Corp.	487,728	975,829
*	E-Lead Electronic Co., Ltd.	135,000	252,668
	Elite Material Co., Ltd.	312,479	127,757
	Elite Semiconductor Memory Technology, Inc.	300,534	678,265
*	Elitegroup Computer Systems Co., Ltd.	1,946,335	977,568
	Enlight Corp.	442,895	131,391
*	EnTie Commercial Bank	882,246	223,593
	Eten Information Systems, Ltd.	225,488	327,420
	Eternal Chemical Co., Ltd.	390,000	418,344
	Everest Textile Co., Ltd.	830,562	232,010
	Evergreen International Storage & Transport Corp.	1,688,000	876,598
	Everlight Chemical Industrial Corp.	598,000	422,480
*	Everspring Industry Co., Ltd.	417,530	117,823
	Evertop Wire Cable Corp.	276,629	71,667
	Excel Cell Electronics Co., Ltd.	143,000	78,943
	Far Eastern Department Stores, Ltd.	1,036,885	1,246,447
*	Far Eastern International Bank	3,101,048	1,069,721
	Federal Corp.	717,144	428,811
	Feng Hsin Iron & Steel Co., Ltd.	849,098	1,290,084
	Feng Tay Enterprise Co., Ltd.	722,561	582,449
*	FIC Global, Inc.	27,289	7,533
	First Copper Technology Co., Ltd.	703,000	280,284
	First Hotel	351,203	311,219
*	First Steamship Co., Ltd.	371,000	714,801

32

	Flytech Technology Co., Ltd.	85,500	283,838
*	Formosa Epitaxy, Inc.	223,000	264,580
	Formosa International Hotels Corp.	81,478	789,837
	Formosan Rubber Group, Inc.	793,000	425,965
	Fortune Electric Co., Ltd.	354,000	499,952
*	Fu I Industrial Co., Ltd.	97,900	33,184
	Fwuson Industry Co., Ltd.	453,000	146,992
	G Shank Enterprise Co., Ltd.	233,408	302,912
*	G.T.M. Corp.	338,000	194,208
	Gem Terminal Industries Co., Ltd.	222,922	205,275
	Giant Manufacture Co., Ltd.	373,170	885,108
*	Giga Storage Corp.	501,859	139,119
	Giga-Byte Technology Co., Ltd.	1,390,800	916,294
	Globe Union Industrial Corp.	329,438	358,055
	Gold Circuit Electronics, Ltd.	726,904	683,781
	Goldsun Development & Construction Co., Ltd.	1,898,265	947,051
	Good Will Instrument Co., Ltd.	134,400	97,184
	Gordon Auto Body Parts Co., Ltd.	233,789	95,335
*	Grand Pacific Petrochemical Corp.	1,061,000	399,497
	Grape King, Inc.	183,000	115,013
	Great China Metal Industry Co., Ltd.	462,000	221,639
	Great Taipei Gas Co., Ltd.	776,000	388,211
	Great Wall Enterprise Co., Ltd.	668,543	626,532
	Greatek Co., Ltd.	696,887	957,147
	Hanpin Co., Ltd.	151,000	108,571
	Hey Song Corp.	765,000	312,522
	Highwealth Construction Corp.	844,914	711,886
*	Hitron Technologies, Inc.	188,000	60,237
*	Ho Tung Holding Corp.	880,486	264,600
*	Hocheng Corp.	603,000	205,637
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	120,903
	Hong Tai Electric Industrial Co., Ltd.	567,000	433,792
	Hong Yi Fiber Industry Co., Ltd.	216,000	63,496
	Honmyue Enterprise Co., Ltd.	252,000	71,926
	Hota Industrial Manufacturing Co., Ltd.	158,200	185,886
	Hsin Kuang Steel Co., Ltd.	356,826	372,139
	Hsing Ta Cement Co., Ltd.	570,000	195,363
	Hua Eng Wire & Cable Co., Ltd.	911,565	328,611
	Huang Hsiang Construction Corp.	295,000	470,170
	Hung Ching Development & Construction Co., Ltd.	409,000	183,367
	Hung Poo Construction Corp.	485,800	400,174
	Hung Sheng Construction Co., Ltd.	846,000	614,807
*	Hwa Fong Rubber Co., Ltd.	467,000	122,784
	Ichia Technologies, Inc.	425,939	336,872
	I-Chiun Precision Industry Co., Ltd.	198,256	251,114
	Inernational Semiconductor Technology, Ltd.	688,065	347,744
	Infortrend Technology, Inc.	313,918	485,261
	ITE Technology, Inc.	135,000	388,310
*	Jean Co., Ltd.	288,000	115,647
	Johnson Health Tech Co., Ltd.	129,000	275,335
	Jui Li Enterprise Co., Ltd.	336,000	113,856
	K Laser Technology, Inc.	248,343	230,519
	Kang Na Hsiung Co., Ltd.	302,000	177,074
*	Kao Hsing Chang Iron & Steel Corp.	715,000	199,195
	Kaulin Manufacturing Co., Ltd.	212,770	187,507

33

	Kee Tai Properties Co., Ltd.	731,850	433,063
*	Kenda Rubber Industrial Co., Ltd.	685,879	479,577
	King Yuan Electronics Co., Ltd.	2,011,334	1,094,067
	Kingdom Construction Co., Ltd.	889,000	371,447
*	King’s Town Bank	1,702,701	534,900
*	King’s Town Construction Co., Ltd.	494,994	342,263
	Kinpo Electronics, Inc.	2,606,037	901,547
	Knowledge-Yield-Excellence Systems Corp.	368,841	643,660
	Kung Long Batteries Industrial Co., Ltd.	64,000	72,116
*	Kuoyang Construction Co., Ltd.	687,000	374,835
*	Kwong Fong Industries Corp.	996,000	268,803
	Lan Fa Textile Co., Ltd.	535,340	204,450
*	Lead Data Co., Ltd.	617,920	216,679
	Leader Electronics, Inc.	174,477	83,309
*	Leadtek Research, Inc.	231,700	125,682
*	Lealea Enterprise Co., Ltd.	1,054,000	256,738
	Lee Chang Yung Chemical Industry Corp.	738,847	769,713
	Lee Chi Enterprises Co., Ltd.	326,000	114,098
	Lelon Co., Ltd.	251,170	98,734
*	Leofoo Development Co., Ltd.	507,000	243,787
	Les Enphants Co., Ltd.	281,080	194,585
*	Li Peng Enterprise Co., Ltd.	930,600	243,560
	Lian Hwa Foods Corp.	196,000	67,352
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	54,328
	Lien Hwa Industrial Corp.	1,047,302	546,366
	Lingsen Precision Industries, Ltd.	496,575	229,604
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	696,062	397,275
	Long Chen Paper Co., Ltd.	759,668	295,355
	Lucky Cement Corp.	620,000	175,174
	Makalot Industrial Co., Ltd.	198,202	487,370
	Mayer Steel Pipe Corp.	198,584	189,609
	Maywufa Co., Ltd.	177,632	99,787
	Meiloon Co., Ltd.	366,119	296,771
	Mercuries & Associates, Ltd.	940,455	605,490
*	Mercuries Data Co., Ltd.	285,292	58,045
	Merida Industry Co., Ltd.	326,800	651,457
	Merry Electronics Co., Ltd.	227,363	694,871
	Microelectronics Technology, Inc.	624,000	396,752
	Micro-Star International Co., Ltd.	1,650,361	1,465,938
*	Microtek International, Inc.	387,000	66,378
	Min Aik Technology Co., Ltd.	155,770	191,519
	Mirle Automation Corp.	196,637	236,914
	Mitac Technology Corp.	486,360	408,735
	Mobiletron Electronics Co., Ltd.	135,000	133,485
	Mospec Seminconductor Corp.	117,000	130,988
*	Mustek Systems, Inc.	591,708	144,078
	Nak Sealing Technologies Corp.	121,954	158,287
*	Namchow Chemical Industrial Co., Ltd.	473,000	136,305
	Nankang Rubber Tire Co., Ltd.	778,171	984,795
	Nantex Industry Co., Ltd.	355,110	325,317
	National Petroleum Co., Ltd.	381,824	309,989
*	New Asia Construction & Development Co., Ltd.	352,618	74,473
	Nien Hsing Textile Co., Ltd.	939,000	584,067
	Ocean Plastics Co., Ltd.	342,200	218,457

34

*	Optimax Technology Corp.	968,674	424,191
*	Opto Tech Corp.	702,886	676,592
*	Orient Semiconductor Electronics, Ltd.	226,487	61,851
	Oriental Union Chemical Corp.	1,074,302	1,219,710
*	Pacific Construction Co., Ltd.	1,054,000	121,723
*	Pacific Electric Wire & Cable Corp.	726,000	11,702
	Pan Jit International, Inc.	340,005	342,108
*	PC Home Online	49,000	45,014
	Phihong Technology Co., Ltd.	458,180	358,160
	Phoenix Precision Technology Corp.	1,308,342	1,451,274
	Phoenixtec Power Co., Ltd.	703,725	660,229
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	230,534	434,013
*	Potrans Electrical Corp.	228,000	30,813
	Prince Housing & Development Corp.	1,482,319	764,873
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,665,199	296,262
	Promise Technology, Inc.	217,223	109,413
*	Protop Technology Co., Ltd.	192,000	7,034
*	Quintain Steel Co., Ltd.	613,000	127,357
	Radium Life Tech Corp.	652,586	486,484
*	Ralec Electronic Corp.	91,717	106,808
*	Rectron, Ltd.	262,000	35,489
*	Reward Wool Industry Corp.	314,000	93,146
*	Rexon Industrial Corp., Ltd.	469,000	121,518
	Richtek Technology Corp.	51,532	492,186
*	Ritek Corp.	5,595,000	1,385,176
	Ruentex Development Co., Ltd.	1,163,000	957,315
	Ruentex Industries, Ltd.	1,132,000	894,408
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	337,655
	San Fang Chemical Industry Co., Ltd.	266,770	227,853
	Sanyang Industrial Co., Ltd.	1,287,000	945,746
	Sanyo Electric Co., Ltd.	450,000	516,095
	SDI Corp.	274,000	270,252
	Senao International Co., Ltd.	346,884	421,175
	Shan-Loong Transportation Co., Ltd.	135,385	67,762
	Sheng Yu Steel Co., Ltd.	552,980	500,949
	Shihlin Electric & Engineering Corp.	835,000	843,631
*	Shihlin Paper Corp.	377,000	388,512
*	Shin Shin Co., Ltd.	49,000	34,471
	Shinkong Co., Ltd.	476,316	264,721
*	Shinkong Synthetic Fibers Co., Ltd.	2,171,961	729,619
*	Shuttle, Inc.	290,152	100,441
	Sigurd Microelectronics Corp.	404,397	246,647
	Silicon Integrated Systems Corp.	2,346,137	946,425
	Silitech Technology Corp.	221,303	894,072
	Sincere Navigation Corp.	591,669	1,121,486
	Sinkang Industries Co., Ltd.	259,805	158,043
	Sinkong Spinning Co., Ltd.	430,542	254,048
	Sinon Corp.	551,000	164,649
*	Sintek Photronics Corp.	1,352,463	379,446
	Sinyi Realty, Inc.	365,925	841,994
	Sitronix Technology Corp.	149,928	545,779
	Siward Crystal Technology Co., Ltd.	191,439	123,749

35

*	Solelytex Enterprise Corp.	158,200	145,587
*	Solomon Technology Corp.	512,000	336,659
	South East Soda Manufacturing Co., Ltd.	240,250	166,687
	Southeast Cement Co., Ltd.	829,700	291,927
	SPI Electronic Co., Ltd.	188,718	235,540
	Spirox Corp.	242,477	225,589
	Springsoft, Inc.	267,242	348,093
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	175,092
	Standard Foods Taiwan, Ltd.	531,000	256,228
	Stark Technology, Inc.	311,100	153,719
	Sunonwealth Electric Machine Industry Co., Ltd.	305,077	167,272
	Sunplus Technology Co., Ltd.	270,000	416,503
	Sunrex Technology Corp.	415,962	447,383
*	Syscom Computer Engineering Co.	140,000	45,551
	Sysware Systex Corp.	290,432	311,348
*	T JOIN Transportation Co.	762,000	337,515
	Ta Chen Stainless Pipe Co., Ltd.	648,197	771,595
*	Ta Chong Bank, Ltd.	2,882,212	950,774
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	272,207
	Ta Yih Industrial Co., Ltd.	194,000	141,362
	Tah Hsin Industrial Corp.	447,000	298,429
*	Tai Roun Products Co., Ltd.	258,000	72,053
	Ta-I Technology Co., Ltd.	217,266	170,476
*	Taichung Commercial Bank	2,187,112	909,107
	Tainan Enterprises Co., Ltd.	250,829	343,882
	Tainan Spinning Co., Ltd.	2,480,000	1,093,906
*	Taisun Enterprise Co., Ltd.	542,000	153,298
*	Taita Chemical Co., Ltd.	439,000	143,155
	Taiwan Acceptance Corp.	229,480	147,016
*	Taiwan Business Bank	2,111,718	655,592
	Taiwan Fire & Marine Insurance Co., Ltd.	513,602	443,748
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	16,257
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	217,785
	Taiwan Hon Chuan Enterprise Co., Ltd.	283,840	215,969
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	107,774
*	Taiwan Kolin Co., Ltd.	1,246,000	430,149
	Taiwan Life Insurance Co., Ltd	800,165	1,361,446
	Taiwan Line Tek Electronic Co., Ltd.	71,658	41,713
	Taiwan Mask Corp.	528,720	293,618
*	Taiwan Navigation Co., Ltd.	553,777	1,143,171
	Taiwan Paiho Co., Ltd.	329,410	359,198
	Taiwan Polypropylene Co., Ltd.	461,824	328,665
*	Taiwan Pulp & Paper Corp.	618,000	213,103
*	Taiwan Sakura Corp.	411,080	144,206
	Taiwan Secom Co., Ltd.	618,332	972,797
	Taiwan Sogo Shinkong Security Co., Ltd.	495,724	490,439
	Taiwan Styrene Monomer Corp.	958,547	428,296
*	Taiwan Tea Corp.	1,241,714	571,553
	Taiyen Biotech Co., Ltd.	438,000	320,703
*	Teapo Electronic Corp.	712,000	151,079
	Teco Electric & Machinery Co., Ltd.	2,784,000	1,483,442
	Tecom, Ltd.	417,114	267,671
	Ten Ren Tea Co., Ltd.	123,980	109,438
	Test-Rite International Co., Ltd.	704,332	423,786
	Tex-Ray Industrial Co., Ltd.	188,000	77,391

36

	The Ambassador Hotel	553,000	489,545
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	453,760	226,684
	Thinking Electronic Industrial Co., Ltd.	184,203	182,547
	Thye Ming Industrial Co., Ltd.	180,000	358,592
	Ton Yi Industrial Corp.	2,392,280	1,016,763
	Tong Yang Industry Co., Ltd.	559,864	501,394
*	Tong-Hwa Synthetic Fiber Co., Ltd.	382,000	43,759
*	Tsann Kuen Enterprise Co., Ltd.	433,340	591,644
	TSRC Corp.	903,975	1,226,301
	TTET Union Corp.	240,000	210,701
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	74,832
	Tung Ho Steel Enterprise Corp.	317,683	481,505
*	Twinhead International Corp.	766,504	101,897
	TYC Brother Industrial Co., Ltd.	472,886	318,396
*	Tycoons Group Enterprise Co., Ltd.	719,000	145,309
	Tyntek Corp.	326,774	337,338
	Tze Shin International Co., Ltd.	298,920	175,921
*	Uniform Industrial Corp.	84,530	131,470
*	Union Bank of Taiwan	2,825,488	645,579
*	Union Insurance Co., Ltd.	79,732	33,439
	Unitech Electronics Co., Ltd.	313,503	143,294
	Unitech Printed Circuit Board Corp.	559,857	576,250
	United Integration Service Co., Ltd.	446,439	376,580
	Unity Opto Technology Co., Ltd.	285,753	259,975
*	Universal Cement Corp.	806,251	356,784
	Universal Microelectronics Co., Ltd.	158,000	100,930
	Universal Scientific Industrial Co., Ltd.	1,640,548	974,490
	Universal, Inc.	123,000	47,998
	UPC Technology Corp.	1,280,599	716,151
	USI Corp.	1,110,000	600,377
*	U-TECH Media Corp.	317,000	104,816
*	Ve Wong Corp.	311,000	195,958
*	Veutron Corp.	145,000	70,921
*	Via Technologies, Inc.	2,000,000	1,273,546
*	Visual Photonics Epitacy Co., Ltd.	120,000	197,905
	Walsin Technology Corp., Ltd.	982,682	852,722
	Wan Hwa Enterprise Co., Ltd.	451,913	221,069
	Waterland Financial Holdings	3,593,260	1,111,260
*	Wei Chih Steel Industrial Co., Ltd.	433,000	115,304
*	Wei Chuan Food Corp.	686,000	394,233
	Weltrend Semiconductor, Inc.	286,884	334,418
	Wistron NeWeb Corp.	259,381	513,522
	WPG Holdings Co., Ltd.	387,102	464,742
*	Wus Printed Circuit Co., Ltd.	836,205	255,238
*	Ya Hsin Industrial Co., Ltd.	1,032,578	190,756
	Yageo Corp.	4,128,000	1,552,675
	Yeung Cyang Industrial Co., Ltd.	343,142	396,320
*	Yi Jinn Industrial Co., Ltd.	709,000	115,456
	Yieh Phui Enterprise Co., Ltd.	2,198,035	849,416
	Yosun Industrial Corp.	413,130	336,460
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,742,458	1,055,740
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	255,672	353,444
	Yung Shin Pharmaceutical Industrial Co., Ltd.	382,300	407,964
	Yung Tay Engineering Co., Ltd.	729,000	568,959

37

	Zig Sheng Industrial Co., Ltd.	795,442	189,857
	Zinwell Corp.	316,376	1,242,384
	Zippy Technology Corp.	207,570	138,074
	Zyxel Communication Corp.	885,030	1,287,617
TOTAL COMMON STOCKS			155,507,769

RIGHTS/WARRANTS — (0.0%)
*	China Glaze Co., Ltd. Rights 11/27/07	20,545	—

TOTAL — TAIWAN			155,507,769

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	81,424
*	Adkinson Securities PCL (Foreign)	13,031,600	350,358
*	Advance Agro PCL (Foreign)	809,000	902,275
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	193,663
#	Amata Corp. PCL (Foreign)	2,369,800	1,225,246
*	Apex Development (Foreign)	3,536	2,250
	Asia Plus Securities PCL (Foreign)	5,068,950	587,053
#	Asian Property Development PCL (Foreign)	4,535,100	911,107
	Asian Property Development PCL (Foreign) NVDR	1,911,600	384,043
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	282,889
#	Bangkok Chain Hospital PCL (Foreign)	1,855,500	441,296
	Bangkok Expressway PCL (Foreign)	1,458,800	982,662
	Bangkok First Investment & Trust PCL (Foreign)	702,200	134,849
	Bangkok Insurance PCL (Foreign)	84,734	710,967
*	Bangkok Land PCL (Foreign)	14,748,970	335,526
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	497,288
*	Bangkok Rubber PCL (Foreign)	14,600	1,070
	Big C Supercenter PCL (Foreign)	48,000	62,043
#	Bualuang Securities PCL (Foreign)	240,000	184,356
	Bumrungrad Hospital PCL (Foreign)	27,300	32,262
	Cal-Comp Electronics (Thailand) PCL (Foreign)	6,054,500	1,243,187
	Capital Nomura Securities PCL (Foreign)	46,000	49,605
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	48,526
*	Central Paper Industry PCL (Foreign)	20	1,241
	Central Plaza Hotel PCL (Foreign)	916,100	148,860
#	Ch. Karnchang PCL (Foreign)	2,746,200	661,246
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	145,019
	Dynasty Ceramic PCL (Foreign)	882,400	404,083
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	318,400
	Erawan Group PCL (Foreign)	3,710,340	438,477
	GMM Grammy PCL (Foreign)	928,000	293,363
*	Golden Land Property PCL (Foreign)	485,616	107,604
*	Golden Land Property PCL (Foreign) NVDR	41,200	9,129
	Hana Microelectronics PCL (Foreign)	1,281,796	817,986
	Hermraj Land & Development PCL (Foreign)	16,126,900	676,570
	Home Product Center PCL (Foreign)	4,526,470	652,609
	ICC International PCL (Foreign)	204,600	241,035
	Indorama Polymers PCL (Foreign)	207,000	54,735
*	Italian-Thai Development PCL (Foreign) NVDR	2,468,900	594,476
*	ITV PCL (Foreign)	2,785,600	86,413

38

	Jasmine International PCL (Foreign)	22,596,400	267,038
	Kang Yong Electric PCL (Foreign)	7,200	9,891
#	KGI Securities One PCL (Foreign)	6,065,846	512,544
	Khon Kaen Sugar Industry PCL (Foreign)	581,600	214,787
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	51,487
#	Kiatnakin Finance PCL (Foreign)	834,300	684,004
#	Kim Eng Securities Thailand PCL (Foreign)	989,700	725,151
	Krungthai Card PCL (Foreign)	576,700	519,665
#	L.P.N. Development PCL (Foreign)	415,250	96,919
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,363,008
	Laguna Resorts & Hotels PCL (Foreign)	80,500	104,646
	Lalin Property PCL (Foreign)	1,650,500	162,868
#	Lanna Resources PCL (Foreign)	833,500	472,803
	Loxley PCL (Foreign)	5,615,220	401,472
* #	Magnecomp Precision Technology (Foreign)	5,561,898	437,097
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,020,176
	MBK Development PCL (Foreign)	330,900	655,006
	Minor Corp. PCL (Foreign)	350,180	154,153
	MK Real Estate Development PCL (Foreign)	1,960,260	135,520
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	98,442
*	Nakornthai Strip Mill PCL (Foreign)	42,252,000	324,559
*	Nation Multimedia Group PCL (Foreign)	146,259	32,840
	Noble Development PCL (Foreign)	573,600	77,277
*	Pacific Assets PCL (Foreign)	141,000	18,163
	Padaeng Industry PCL (Foreign) NVDR	588,500	617,232
	Padaeng Industry PCL (Foreign) NVDR	73,800	77,403
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,200
	Phatra Insurance PCL (Foreign)	10,000	50,225
	Polyplex PCL (Foreign)	970,000	171,948
	Power Line Engineering PCL (Foreign)	1,369,100	204,268
	Pranda Jewelry PCL (Foreign)	118,000	31,550
*	Property Perfect PCL (Foreign)	2,485,300	283,426
	Quality Houses PCL (Foreign)	17,899,800	1,174,017
	Regional Container Lines PCL (Foreign)	1,185,300	1,015,546
#	Robinson Department Store PCL (Foreign)	1,875,025	603,819
	Rojana Industrial Park PCL (Foreign)	1,122,800	550,660
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	206,810
	Saha-Union PCL (Foreign)	636,600	344,184
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	576,618
#	Samart Corporation PCL (Foreign)	2,154,900	499,770
	Samart I-Mobile PCL (Foreign)	950,300	505,367
	Sammakorn PCL (Foreign)	75,000	4,919
	Sansiri PCL (Foreign)	2,901,166	299,995
	SC Asset Corp. PCL (Foreign)	580,100	167,102
	Seamico Securities PCL (Foreign)	1,759,022	172,537
	SE-Education PCL (Foreign)	253,600	66,308
	Serm Suk PCL (Foreign)	10,000	5,229
*	Serm Suk PCL (Foreign) NVDR	39,000	20,394
*	Shinawatra Satellite PCL (Foreign)	2,372,000	707,798
	Siam Future Development PCL (Foreign)	220,000	72,797
	Siam Industrial Credit PCL (Foreign)	178,162	17,475
	Siam Makro PCL (Foreign)	512,100	1,460,009
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	344,783
	Sri Trang Agro Industry PCL (Foreign)	370,998	140,299
	Srithai Superware PCL (Foreign)	439,300	99,288

39

	Supalai PCL (Foreign)	2,640,533	274,605
	SVOA PCL (Foreign)	1,007,100	40,168
	Tata Steel (Thailand) PCL (Foreign)	10,445,300	543,134
	Thai Carbon Black PCL (Foreign)	87,900	71,416
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	1,059,098
	Thai Reinsurance PCL (Foreign)	1,484,700	265,380
*	Thai Rung Union Car PCL (Foreign)	759,600	60,593
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	685,238
#	Thai Union Frozen Products PCL (Foreign)	410,000	276,180
	Thai Vegetable Oil PCL (Foreign)	911,875	363,699
	Thai Wacoal PCL (Foreign)	78,000	77,199
	Thanachart Capital PCL (Foreign)	3,592,300	1,528,300
#	Thoresen Thai Agencies PCL (Foreign)	199,500	303,545
	Ticon Industrial Connection PCL (Foreign)	1,026,600	630,867
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	64,648
	Tipco Asphalt PCL (Foreign)	352,190	265,333
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	184,004
	Tisco Bank PCL (Foreign) NVDR	167,800	133,853
	TISCO Finance PCL (Foreign)	745,900	595,001
	TPI Polene PCL (Foreign)	229,400	90,140
*	TT&T PCL (Foreign)	7,453,700	224,618
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,189
*	Tycoons Worldwide Group PCL (Foreign)	804,700	143,834
*	Union Mosaic Industry PCL (Foreign)	1,081,900	26,210
	United Palm Oil Industry PCL (Foreign)	21,000	39,087
	Univentures PCL (Foreign)	1,801,100	156,444
	Vanachai Group PCL (Foreign)	2,859,066	351,391
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	110,561
	Vinythai PCL (Foreign)	2,273,034	517,095
TOTAL COMMON STOCKS			43,420,513

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	771
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/19/09	1,099,600	72,771
*	Erawan Group PCL (Foreign) Warrants 12/17/07	671,860	18,063
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	13,384
TOTAL RIGHTS/WARRANTS			104,989

TOTAL — THAILAND			43,525,502

TURKEY — (3.1%)
COMMON STOCKS — (3.1%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	114,753	819,037
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	677,475
	Afyon Cimento Sanayii Ticaret A.S.	201	162,776
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	2,087,069
*	Akenerji Elektrik Uretim A.S.	80,193	703,564
	Aksa Akrilik Kimya Sanayii A.S.	206,894	480,345
	Aksigorta A.S.	315,148	1,943,551
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	46,895
	Alarko Holding A.S.	308,371	998,445

40

*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	111,946
	Alkim Alkali Kimya A.S.	37,197	202,937
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	372,897
	Anadolu Anonim Turk Sigorta Sirketi A.S.	619,763	1,062,355
	Anadolu Cam Sanayii A.S.	578,340	1,198,649
	Anadolu Hayat Sigorta A.S.	209,393	912,936
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	221,761
*	Ayen Enerji A.S.	161,469	385,194
	Aygaz A.S.	410,610	1,714,417
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	257,394
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	534,973
	Bati Anabolu Cimento A.S.	110,525	981,289
	Bati Soeke Cimento Sanayi A.S.	67,601	172,852
*	Beko Elektronik A.S.	234,899	410,059
	Bolu Cimento Sanayii A.S.	284,896	571,687
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	341,019
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	2,600	218,876
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	276,664
*	Boyner Buyuk Magazacilik A.S.	189,233	496,915
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	367,906
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	119,174
	Bursa Cimento Fabrikasi A.S.	115,360	1,056,538
	Celebi Hava Servisi A.S.	28,354	464,881
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	189,897
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,944,305
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*	Deva Holding A.S.	114,830	1,470,205
*	Dogan Gazetecilik A.S.	105,300	327,414
	Dogus Otomotiv Servis ve Ticaret A.S.	161,473	1,063,075
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	288,440
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,304,070
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	344,525
*	Ege Plstik Ticaret ve Sanayi A.S.	1	1
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	123,813
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	197,442
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	160,453
*	Global Yatirim Holding A.S.	553,230	787,671
*	Goldas Kuyumculuk Sanayi A.S.	223,653	526,024
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	411,182
*	Goodyear Lastikleri T.A.S.	16,988	215,609
*	GSD Holding A.S.	924,152	1,215,925
*	Gunes Sigorta A.S.	179,660	296,735
	Hektas Ticaret T.A.S.	130,556	133,121
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	575,322	1,792,387
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	70,923	185,503
*	Ihlas Holding A.S.	1,237,042	1,132,489
*	Isiklar Ambalaj A.S.	199,020	174,984
*	Izmir Demir Celik Sanayii A.S.	154,263	323,673
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	767,938
	Karton Sanayi ve Ticaret A.S.	4,287	218,007
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	122,046
	Konya Cimento Sanayii A.S.	5,645	260,077

41

*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	250,232	826,774
	Mardin Cimento Sanayii ve Ticaret A.S.	155,584	898,569
*	Marmari Marti Otel Isletmeleri A.S.	226,058	225,846
	Marshall Boya ve Vernik Sanayii A.S.	10,097	133,022
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	230,043
	Migros Turk A.S.	1	12
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	90,010
*	Mudurnu Tavukculuk A.S.	1,740	662
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	161,481
*	Nergis Holding A.S.	1,784	5,577
*	Net Holding A.S.	1,239,663	1,186,952
*	Net Turizm Ticaret ve Sanayi A.S.	318,792	321,883
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	228,083
	Otobus Karoseri Sanayi A.S.	44,321	720,024
*	Parsan Makina Parcalari Sanayii A.S.	102,576	242,778
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	322,678
	Pinar Sut Mamulleri Sanayii A.S.	83,887	557,673
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,822
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	153,953
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	304,538
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	218,843
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	284,245	686,404
*	Tekstil Bankasi A.S.	359,314	577,514
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	334,926
	Tofas Turk Otomobil Fabrikasi A.S.	1	5
	Trakya Cam Sanayii A.S.	772,481	1,843,473
*	Turk Demir Dokum Fabrikalari A.S.	72,898	581,470
*	Turk Ekonomi Bankasi A.S.	569,776	1,382,955
	Ulker Biskuvi Sanayi A.S.	354,505	1,426,211
	USAS Ucak Servisi A.S.	71,628	146,893
*	Uzel Makina Sanayii A.S.	156,941	276,014
*	Vakif Finansal Kiralama A.S.	24,721	178,308
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	807,620
	Yapi Kredi Finansal Kiralama A.S.	163,135	491,645
	Yapi Kredi Sigorta A.S.	102,412	947,255
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	461,213

TOTAL — TURKEY			53,322,619

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $450,000 FNMA 5.58%, 03/25/37, valued at $330,633) to be repurchased at $323,120	$323	323,000

SECURITIES LENDING COLLATERAL — (11.1%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,690,611 FHLMC 5.921%(r), 07/01/37 & FNMA 5.500%, 11/01/37 & 6.000%, 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000

42

@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $296,558,901 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/32 to 10/01/37 & FNMA 4.398%(r), 06/01/35, valued at $90,612,923) to be repurchased at $88,870,474	88,836	88,836,198
TOTAL SECURITIES LENDING COLLATERAL		188,836,198

TOTAL INVESTMENTS - (100.0%)
(Cost $1,145,602,026)		$1,700,093,656

See accompanying Notes to Financial Statements.

43

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$1,140,384
*	Alpargatas S.A.I.C.	6,363	9,973
*	Banco Suquia SA	327,868	50,572
	BBVA Banco Frances SA	130,508	361,937
*	Capex SA Series A	131,575	983,990
*	Celulosa Argentina SA Series B	14,412	23,578
*	Central Puerto SA Series B	125,000	229,420
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	858,062
	Dycasa SA Series B	55,000	76,951
*	Endesa Costanera SA Series B	261,000	361,915
*	IRSA Inversiones y Representaciones SA	1,186,421	1,774,541
*	Juan Minetti SA	769,693	611,594
	Ledesma S.A.A.I.	885,405	1,241,539
*	MetroGas SA Series B	176,000	78,973
*	Molinos Rio de la Plata SA Series B	502,274	1,799,884
*	Petrobras Energia Participacio	518,520	573,588
*	Polledo SA Industria Constructora y FinancierA	50,000	8,803
	Siderar S.A.I.C. Series A	494,314	4,004,812
	Solvay Indupa S.A.I.C.	1,229,322	1,497,781
	Tenaris SA	140,000	3,226,058
*	Transportadora de Gas del Sur SA Series B	364,679	411,363

TOTAL — ARGENTINA			19,325,718

BRAZIL — (9.3%)
COMMON STOCKS — (1.0%)
	Companhia Siderurgica Nacional SA	931,400	70,918,782
*	Eleva Alimentos SA	12,500	172,017
	Eternit SA	829,920	2,953,584
	Industrias Romi SA	82,800	1,015,659
	Perdigao SA ADR	321,626	15,354,425
*	Plascar Participacoes Industriais SA	110,117	567,569
TOTAL COMMON STOCKS			90,982,036

PREFERRED STOCKS — (8.3%)
	Aracruz Celulose SA Sponsored ADR	112,740	8,638,139
	ArcelorMittal Inox Brasil SA	413,076	19,777,047
	Braskem SA Preferred A	1,479,200	12,995,705
	Braskem SA Special Preferred A Sponsored ADR	506,100	9,033,885
	Centrais Electricas de Santa Catarina SA	259,400	6,062,844
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	4,881,669
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	25,500	842,010
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	15,965,861
	Companhia de Tecidos Norte de Minas	529,350	3,014,818

1

	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	1,954,890	6,379,264
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	374,854
	Duratex SA	805,100	20,074,731
	Forjas Taurus SA	591,500	3,949,492
	Gerdau SA	1,222,542	34,711,546
	Gerdau SA Sponsored ADR	1,259,570	35,406,513
	Globex Utilidades SA	34,076	760,328
*	Inepar Industria e Construcoes SA	7,896	169,134
	Investimentos Itau SA	5,990,063	43,437,730
	Klabin SA	8,361,300	33,021,701
	Magnesita SA Series A	140,483,000	3,487,194
	Mahle-Metal Leve SA Industria e Comercio	4,000	71,401
	Marcopolo SA	1,454,700	6,248,223
	Metalurgica Gerdau SA	2,366,200	92,103,216
	Refinaria Petroleo Ipiranga SA	12,600	346,154
	Sadia SA	3,082,282	19,016,031
#	Sadia SA ADR	375,020	22,951,224
*	Santista Textil SA	29,600	426,490
	Sao Paulo Alpargatas SA	37,800	2,867,419
	Suzano Papel e Celullose SA	2,299,139	38,346,771
	Suzano Petroquimica SA	1,016,323	5,708,915
*	Telemar Norte Leste SA	631,500	23,319,741
	Ultrapar Participacoes SA	26,800	943,315
	Ultrapar Participacoes SA Sponsored ADR	128,400	4,560,768
	Uniao de Industrias Petroquimicas SA Series B	5,879,158	7,149,308
	Unibanco-Uniao de Bancos Brasileiros SA GDR	201,400	30,153,608
	Usinas Siderurgicas de Minas Gerais SA Series A	3,180,037	161,245,835
	Votorantim Celulose e Papel SA	629,975	20,662,983
	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,232,820
	Whirlpool SA	127,100	276,505
TOTAL PREFERRED STOCKS			738,615,192

TOTAL — BRAZIL			829,597,228

CHILE — (2.6%)
COMMON STOCKS — (2.5%)
	Banco de Credito e Inversiones SA Series A	81,935	2,477,726
	Banmedica SA	275,445	359,312
	Cap SA	199,310	5,908,983
	Cementos Bio-Bio SA	665,307	1,645,022
	Compania Cervecerias Unidas SA	143,000	1,034,450
	Compania Cervecerias Unidas SA ADR	4,000	142,600
	Compania de Consumidores de Gas Santiago SA	124,667	616,005
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,962,490
	Compania de Telecomunicaciones de Chile SA Series B	372,166	816,492
*	Compania SudAmericana de Vapores SA	7,770,771	17,662,588
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	13,888,197
	CorpBanca SA	1,044,617,607	7,329,563
*	Corpbanca SA ADR	30,058	1,042,712
	Cristalerias de Chile SA	264,624	3,138,196
	CTI SA (Cia Tecno Industrial)	4,900,000	242,119
	Distribucion y Servicio D&S SA ADR	11,500	381,685
	Empresa Nacional de Electricidad SA	2,694,503	3,626,222
	Empresa Nacional de Telecomunicaciones SA	116,880	1,790,335

2

	Empresas CMPC SA	729,964	26,833,878
	Empresas Copec SA	1,119,488	19,831,942
	Empresas Iansa SA	24,637,401	1,898,631
	Enersis SA	31,903,095	10,978,019
	Enersis SA Sponsored ADR	4,542,672	79,360,480
	Industrias Forestales SA	3,436,382	930,496
	Inversiones Frimetal SA	4,900,000	—
*	Madeco SA	38,949,259	4,889,154
*	Madeco SA Sponsored ADR	209,822	2,486,391
	Masisa SA	9,423,699	1,862,575
	Minera Valparaiso SA	7,500	239,786
	Parque Arauco SA	2,474,668	2,934,679
	Soquimic Comercial SA	198,000	99,597
	Vina de Concha y Toro SA	287,212	625,060
*	Vina San Pedro SA	79,756,271	748,616
	Watt’s SA	163,489	132,484
TOTAL COMMON STOCKS			220,916,485

PREFERRED STOCKS — (0.1%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,037,068
	Sociedad Quimica y Minera de Chile SA Series B	481,533	8,470,584
TOTAL PREFERRED STOCKS			9,507,652

TOTAL — CHILE			230,424,137

CHINA — (4.3%)
COMMON STOCKS — (4.3%)
	AMVIG Holdings, Ltd.	1,698,000	2,400,947
* #	AviChina Industry and Technology Co., Ltd.	4,952,000	1,347,182
* #	Bank of China, Ltd.	46,340,000	24,234,213
* #	Baoye Group Co., Ltd.	1,070,000	1,177,663
* #	Beijing Capital Land, Ltd.	8,428,000	6,371,273
	Beijing Enterprises Holdings, Ltd.	200,000	1,009,762
* #	Brilliance China Automotive Holdings, Ltd.	21,082,000	4,453,756
	Catic Shenzhen Holdings, Ltd.	856,000	653,435
	Chaoda Modern Agriculture	13,592,650	12,777,358
* #	China Aerospace International Holdings, Ltd.	9,642,600	1,709,270
* #	China Foods, Ltd.	6,944,000	5,188,509
	China Green Holdings, Ltd.	1,644,000	1,724,422
* #	China Haidian Holdings, Ltd.	6,156,000	655,399
*	China Pharmaceutical Group, Ltd.	4,424,000	1,753,255
#	China Rare Earth Holdings, Ltd.	5,216,700	1,338,635
	China Resources Enterprise, Ltd.	2,508,000	10,599,857
* #	China Shipping Container Lines Co., Ltd.	22,155,150	20,224,097
	China Travel International Investment Hong Kong, Ltd.	25,074,000	16,878,808
	China Unicom, Ltd.	2,392,000	5,572,647
	China Unicom, Ltd. ADR	1,197,012	27,662,947
* #	Chongqing Iron and Steel Co., Ltd.	2,072,000	1,054,897
	Citic Pacific, Ltd.	4,065,000	23,020,354
#	CNPC (Hong Kong), Ltd.	16,180,000	11,234,557
	Comba Telecom Systems Holdings, Ltd.	3,146,000	906,815
	COSCO Pacific, Ltd.	7,644,000	21,386,237
* #	Dalian Port (PDA) Co., Ltd.	3,542,000	2,670,101
	Denway Motors, Ltd.	33,564,000	21,966,575

3

	Digital China Holdings, Ltd.	1,170,000	799,098
*	Dongfeng Motor Corp.	19,844,000	15,421,222
#	Dynasty Fine Wines Group, Ltd.	3,672,000	1,503,339
* #	Enerchina Holdings, Ltd.	6,493,500	320,901
*	First Tractor Co., Ltd.	1,318,000	851,811
* #	Founder Holdings, Ltd.	3,334,000	254,556
#	Geely Automobile Holdings, Ltd.	8,460,000	1,127,579
	Global Bio-Chem Technology Group Co., Ltd.	10,394,000	2,836,293
*	Great Wall Motor Co., Ltd.	1,600,500	2,456,616
* #	Great Wall Technology Co., Ltd.	1,836,000	591,607
* #	Guangshen Railway Co., Ltd. Sponsored ADR	221,911	8,141,915
*	Guangzhou Pharmaceutical Co., Ltd.	1,230,000	1,106,855
	Hainan Meilan International Airport Co., Ltd.	936,000	1,326,936
#	HKC (Holdings), Ltd.	17,444,000	5,572,088
*	Jingwei Textile Machinery Co., Ltd.	552,000	248,797
#	Lianhua Supermarket Holdings Co., Ltd.	751,000	1,098,240
* #	Lingbao Gold Co., Ltd.	1,176,000	722,434
* #	Maanshan Iron and Steel Co., Ltd.	11,526,000	8,289,180
	Minmetals Resources, Ltd.	6,384,000	4,356,634
#	Neo-China Group (Holdings), Ltd.	986,000	931,019
	PetroChina Co., Ltd. ADR	35,300	6,768,422
*	Qingling Motors Co., Ltd.	4,848,000	1,070,868
* #	Semiconductor Manufacturing International Corp	39,682,000	3,769,800
*	Semiconductor Manufacturing International Corp. ADR	907,264	4,354,867
* #	Shanghai Electric Group Co., Ltd.	14,012,000	11,166,477
	Shanghai Industrial Holdings, Ltd.	3,780,000	18,260,306
* #	Shanghai Prime Machinery Co., Ltd.	3,004,000	1,109,855
#	Shenzhen International Holdings, Ltd.	43,502,500	6,332,475
	Shenzhen Investment, Ltd.	5,164,000	3,972,339
*	Shenzhou International Group	828,000	372,910
	SinoCom Software Group, Ltd.	270,000	50,772
#	Sinolink Worldwide Holdings, Ltd.	12,742,000	3,138,888
	Sinopec Kantons Holdings, Ltd.	3,122,800	774,398
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	9,500	598,120
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,188,000	840,622
#	Sinotrans, Ltd.	10,382,000	5,098,876
#	Skyworth Digital Holdings, Ltd.	11,417,100	1,710,546
#	SRE Group, Ltd.	9,500,053	3,089,435
	Stone Group Holdings, Ltd.	7,440,000	791,840
* #	TCL Communication Technology Holdings, Ltd.	13,656,000	456,052
* #	TCL Multimedia Technology Holdings, Ltd.	29,622,400	1,797,142
* #	Tianjin Capital Environmental Protection	734,000	393,594
	TPV Technology, Ltd.	10,662,000	6,758,449
* #	Travelsky Technology, Ltd.	4,162,000	4,471,390
* #	Weiqiao Textile Co., Ltd.	3,499,000	5,188,158
* #	Xiamen International Port Co., Ltd.	3,878,000	1,052,298
* #	Xiwang Sugar Holdings Co., Ltd.	2,675,952	931,842
*	Zhejiang Glass Co., Ltd.	1,132,000	1,264,543
* #	ZTE Corp.	238,000	1,141,313
TOTAL COMMON STOCKS			384,656,688

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/30/09	1,674,100	86,006

TOTAL — CHINA			384,742,694

4

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	5,493,591
	Telefonica 02 Czech Republic A.S.	1,166,446	35,508,341
*	Unipetrol A.S.	673,738	12,162,869

TOTAL — CZECH REPUBLIC			53,164,801

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
*	Danubius Hotel & Spa NYRT	138,417	7,239,777
#	Egis Gyogyszergyar NYRT	115,885	13,117,760
*	Fotex NYRT	999,439	5,045,146
#	MOL Hungarian Oil & Gas NYRT	1,046,802	149,966,504
*	Pannonplast NYRT	550,140	4,659,376
*	RABA Automotive Holding NYRT	255,327	2,833,665
*	Synergon Information Systems	89,037	871,504
*	Tiszai Vegyi Kombinat NYRT	237,913	10,246,398
	Zwack Unicum NYRT	387	36,516

TOTAL — HUNGARY			194,016,646

INDIA — (14.2%)
COMMON STOCKS — (14.1%)
*	Abhishek Industries, Ltd.	92,524	51,971
	Adani Enterprises, Ltd.	867,101	17,496,333
	Aditya Birla Nuvo, Ltd.	159,991	6,354,968
	Adlabs Films, Ltd.	86,755	2,113,458
*	Aftek, Ltd.	866,625	1,520,066
*	Agro Tech Foods, Ltd.	136,705	654,842
	Alembic, Ltd.	619,600	1,386,881
	Alok Industries, Ltd.	736,832	1,404,002
	Ambuja Cements, Ltd.	3,753,732	14,160,503
	Amtek Auto, Ltd.	314,027	3,580,741
	Apollo Hospitals Enterprise, Ltd.	138,288	1,696,974
	Apollo Tyres, Ltd.	1,751,970	1,846,619
*	Arvind Mills, Ltd.	1,330,891	2,521,385
	Ashok Leyland, Ltd.	6,035,668	6,849,511
	Aurobindo Pharma, Ltd.	215,126	2,713,381
*	Avaya GlobalConnect, Ltd.	21,933	136,222
	Axis Bank, Ltd.	1,253,001	29,441,628
	Aztecsoft, Ltd.	154,842	194,646
	Bajaj Auto Finance, Ltd.	89,482	747,228
	Bajaj Auto, Ltd.	66,284	4,537,539
	Bajaj Hindusthan, Ltd.	378,146	2,048,185
	Balaji Telefilms, Ltd.	204,578	1,781,955
	Ballarpur Industries, Ltd.	886,062	3,421,979
	Balmer Lawrie & Co., Ltd.	48,430	735,443
	Balrampur Chini Mills, Ltd.	203,381	526,207
	Bank of Maharashtra, Ltd.	410,000	797,487
	Bank of Rajasthan, Ltd.	439,521	1,803,436
	BASF India, Ltd.	99,750	639,295
*	Bata India, Ltd.	98,732	563,731

5

	BEML, Ltd.	104,405	4,378,338
	Bharat Forge, Ltd.	160,000	1,273,197
	Bharati Shipyard, Ltd.	30,210	545,492
	Bhushan Steel & Strips, Ltd.	146,706	5,002,265
	Biocon, Ltd.	197,567	2,856,413
	Blue Star Infotech, Ltd.	12,900	26,746
	BOC India, Ltd.	300,919	1,112,418
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	1,172,690
	Ceat, Ltd.	136,470	677,823
	Century Enka, Ltd.	133,495	562,133
	Century Textiles & Industries, Ltd.	205,357	5,772,244
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	3,584,120
	Cholamandalam DBS Finance, Ltd.	477	2,485
	City Union Bank, Ltd.	83,910	500,307
	Clariant Chemicals (India), Ltd.	2,398	16,857
	Coromandel Fertilisers, Ltd.	136,536	402,657
	Cranes Software International, Ltd.	313,759	967,904
	Cummins India, Ltd.	50,000	534,225
*	Dabur Pharma, Ltd.	55,164	100,041
	Dalmia Cement (Bharat), Ltd.	28,800	356,298
	DCM Shriram Consolidated, Ltd.	210,988	375,701
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	1,401,562
	Dhampur Sugar Mills, Ltd.	91,465	149,467
*	Dish TV India, Ltd.	1,147,399	2,387,809
	D-Link (India), Ltd.	118,369	276,926
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,865,092
	E.I.D. - Parry (India), Ltd.	357,212	1,443,423
	Eicher Motors, Ltd.	28,098	306,666
	EIH, Ltd.	881,287	3,627,500
	Elder Pharmaceuticals, Ltd.	97,715	994,196
	Electrosteel Casings, Ltd.	513,690	1,087,495
	Elgi Equipments, Ltd.	174,405	320,241
*	Escorts, Ltd.	388,991	1,497,994
	Essel Propack, Ltd.	442,637	656,711
*	Eveready Industries (India), Ltd.	351,390	661,773
	Everest Industries, Ltd.	23,275	61,010
	Exide Industries, Ltd.	1,078,610	1,947,807
	FDC, Ltd.	179,858	139,477
	Federal Bank, Ltd.	510,924	4,087,493
	Finolex Cables, Ltd.	537,055	1,235,278
	Finolex Industries, Ltd.	695,629	1,481,941
	Gammon India, Ltd.	111,404	1,567,286
	Garden Silk Mills, Ltd.	52,000	100,767
	Geometric, Ltd.	73,022	133,142
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	101,514
*	Goetze (India), Ltd.	9,785	34,425
	Graphite India, Ltd.	44,000	97,156
	Great Eastern Shipping Co., Ltd.	825,643	10,310,412
	Great Offshore, Ltd.	136,410	3,145,704
	GTL, Ltd.	697,870	4,424,018
	Gujarat Alkalies & Chemicals, Ltd.	471,803	2,407,651
	Gujarat Fluorochemicals, Ltd.	50,745	887,615
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,776,664
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	3,161,690
	H.E.G., Ltd.	129,459	1,396,437

6

	HCL Infosystems, Ltd.	174,000	1,012,727
	HCL Technologies, Ltd.	349,200	2,825,461
	HDFC Bank, Ltd.	241,906	10,560,294
*	Himachal Futuristic Communications, Ltd.	504,605	353,401
	Himatsingka Seide, Ltd.	137,216	345,754
	Hinduja Ventures, Ltd.	65,909	953,652
	Hindustan Construction Co., Ltd.	1,093,222	5,573,732
*	Hindustan Motors, Ltd.	769,723	802,331
	Hindustan Sanitaryware & Industries, Ltd.	24,608	43,113
	Hotel Leelaventure, Ltd.	1,602,335	2,638,633
	HTMT Global Solutions, Ltd.	65,909	809,717
	ICI India, Ltd.	47,767	691,194
	ICICI Bank Sponsored ADR	949,468	57,452,309
	iGate Global Solutions, Ltd.	20,446	205,744
	India Cements, Ltd.	1,297,654	9,711,560
	India Glycols, Ltd.	115,658	1,228,790
	Indiabulls Financial Services, Ltd.	6,234	115,852
	Indian Hotels Co., Ltd.	2,942,890	9,976,660
	Indian Oil Corp., Ltd.	8,798	120,728
	Indo Rama Synthetics (India), Ltd.	202,314	266,037
*	Indoco Remedies, Ltd.	500	3,755
	IndusInd Bank, Ltd.	1,816,067	5,465,870
	Industrial Development Bank of India, Ltd.	3,178,422	13,059,216
	Ipca Laboratories, Ltd.	94,786	1,437,954
	IVRCL Infrastructures & Projects, Ltd.	34,169	402,030
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	614,247
	Jammu & Kashmir Bank, Ltd.	222,503	4,126,878
	JBF Industries, Ltd.	35,983	144,281
	Jet Airways (India), Ltd.	244,572	5,153,132
	Jindal Poly Films, Ltd.	21,594	131,523
	Jindal Saw, Ltd.	162,712	3,500,679
	Jindal Stainless, Ltd.	774,612	4,289,208
	Jindal Steel & Power, Ltd.	113,229	38,721,090
	JK Tyre and Industries, Ltd.	119,005	385,185
	JSW Steel, Ltd.	1,091,845	27,769,806
	Jubilant Organosys, Ltd.	138,688	1,058,252
	Karnataka Bank, Ltd.	256,552	1,366,011
	Karur Vysya Bank, Ltd.	87,485	754,348
	Kesoram Industries, Ltd.	204,223	2,878,770
#	Kingway Brewery Holdings, Ltd.	3,814,000	839,079
	Kirloskar Oil Engines, Ltd.	458,360	1,833,194
	Kohinoor Foods, Ltd.	95,364	150,651
	Lanxess ABS, Ltd.	32,052	159,019
	LIC Housing Finance, Ltd.	423,699	3,671,930
	Maharashtra Scooters, Ltd.	13,612	111,016
	Mahindra & Mahindra, Ltd.	556,166	10,312,376
	Maruti Suzuki India, Ltd.	544,780	13,917,420
	Mastek, Ltd.	83,250	590,876
*	Matrix Laboratories, Ltd.	490,684	2,714,458
*	Megasoft, Ltd.	60,998	192,954
	Mercator Lines, Ltd.	153,434	485,029
	Merck, Ltd.	29,241	285,469
	MIRC Electronics, Ltd.	229,924	166,278
	Mirza International, Ltd.	5,000	2,786
	Monnet Ispat, Ltd.	25,865	264,482

7

	Monsanto India, Ltd.	1,217	45,894
	Moser Baer (India), Ltd.	872,302	6,012,650
	Mphasis, Ltd.	292,087	2,097,295
	MRF, Ltd.	17,453	3,103,906
	Mukand, Ltd.	379,410	813,207
	Mukta Arts, Ltd.	30,300	127,953
	Nagarjuna Construction Co., Ltd.	574,251	4,581,937
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	5,323,389
*	Nahar Capital & Financial Services, Ltd.	51,549	—
	Nahar Spinning Mills, Ltd.	51,549	100,747
	Natco Pharma, Ltd.	110,241	371,803
	Navneet Publications (India), Ltd.	118,740	319,558
*	Netflier Finco, Ltd.	39,668	37,406
	NIIT Technologies, Ltd.	190,440	1,075,937
	NIIT, Ltd.	149,557	545,960
	Nirma, Ltd.	280,992	1,688,432
	NOCIL, Ltd.	1,279,177	1,406,080
	OCL India, Ltd.	82,078	657,291
	Omax Autos, Ltd.	64,810	110,827
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,902,335
	Patni Computer Systems, Ltd.	315,650	2,498,328
	Petronet LNG, Ltd.	1,859,989	4,879,957
	Polaris Software Lab, Ltd.	396,842	1,099,078
	Prism Cements, Ltd.	358,139	548,382
	PSL, Ltd.	62,792	792,334
	PTC India, Ltd.	64,837	242,812
*	Punjab Tractors, Ltd.	72,971	370,020
	Rain Calcining, Ltd.	752,792	1,054,556
	Rallis India, Ltd.	15,926	174,561
	Raymond, Ltd.	288,315	3,064,162
	REI Agro, Ltd.	195,681	3,714,852
	Reliance Capital, Ltd.	339,307	20,177,168
	Reliance Communications, Ltd.	4,291,822	73,160,060
	Reliance Industries, Ltd.	6,049,665	437,208,625
*	Reliance Natural Resources, Ltd.	5,311,927	22,520,023
	Rico Auto Industries, Ltd.	160,452	171,523
	Rolta India, Ltd.	321,636	5,947,434
	Ruchi Soya Industries, Ltd.	941,355	2,466,326
*	SEAMEC, Ltd.	51,335	271,676
	Sesa GOA, Ltd.	8,700	758,318
	Shasun Chemicals & Drugs, Ltd.	94,986	164,576
	Shriram Transport Finance Co., Ltd.	105,855	861,249
*	Sical Logistics, Ltd.	3,414	20,432
	SKF India, Ltd.	10,201	113,334
	Sona Koyo Steering Systems, Ltd.	59,284	96,071
	Sonata Software, Ltd.	457,576	496,853
	South India Bank, Ltd.	219,375	979,672
	SREI Infrastructure Finance, Ltd.	692,456	3,229,537
	SRF, Ltd.	266,306	1,068,953
	Sterlite Industries (India), Ltd. Series A	2,076,364	54,637,045
	Sterlite Technologies, Ltd.	274,890	2,031,831
	Strides Arcolab, Ltd.	126,300	839,454
	Subros, Ltd.	73,890	84,774
	Sundram Fastners, Ltd.	38,520	48,842
	Supreme Petrochem, Ltd.	101,631	72,734

8

*	Swaraj Engines, Ltd.	14,132	59,743
	Syndicate Bank	1,271,548	3,266,478
	Tata Chemicals, Ltd.	1,092,020	8,649,864
	Tata Investment Corp., Ltd.	57,960	994,307
	Tata Metaliks, Ltd.	26,681	104,432
	Tata Motors, Ltd.	405,012	7,539,425
	Tata Steel, Ltd.	1,904,649	39,769,534
	Tata Tea, Ltd.	166,270	3,195,499
*	Tele Data Informatics, Ltd.	534,517	890,300
*	Teledata Marine Solutions, Ltd.	267,258	—
*	Teledata Technology Solution	267,258	—
	Trent, Ltd.	14,497	191,944
	Tube Investments of India, Ltd.	486,775	837,448
	TVS Motor Co., Ltd.	1,082,101	1,774,660
	Ucal Fuel Systems, Ltd.	24,245	56,919
	Unichem Laboratories, Ltd.	64,206	301,259
	United Phosphorus, Ltd.	176,000	1,534,272
	Usha Martin, Ltd.	1,017,075	3,328,750
*	Uttam Galva Steels, Ltd.	305,386	412,629
	Vardhman Textiles, Ltd.	88,383	321,332
	Varun Shipping Co.	549,032	1,028,386
	Videocon Industries, Ltd.	35,767	369,409
	Videsh Sanchar Nigam, Ltd.	929,481	14,749,415
	Videsh Sanchar Nigam, Ltd. ADR	37,900	1,254,869
*	Welspun India, Ltd.	37,142	84,040
	Welspun-Gujarat Stahl Rohren, Ltd.	787,428	8,349,456
*	Wire & Wireless India, Ltd.	997,738	1,766,671
	Wockhardt, Ltd.	103,639	1,010,898
	Wyeth, Ltd.	6,540	79,752
	Zee Entertainment Enterprises, Ltd.	1,995,477	14,406,848
*	Zee News, Ltd.	902,155	1,511,762
	Zensar Technologies, Ltd.	68,072	288,494
	Zuari Industries, Ltd.	127,958	1,119,414
TOTAL COMMON STOCKS			1,255,204,621

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	196,892

RIGHTS/WARRANTS — (0.1%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	130	203
*	Federal Bank, Ltd. Rights 01/15/08	510,924	840,043
*	Tata Steel, Ltd. Preferred Rights 12/21/07	1,714,184	813,291
*	Tata Steel, Ltd. Rights 12/21/07	380,929	5,018,169
TOTAL RIGHTS/WARRANTS			6,671,706

TOTAL — INDIA			1,262,073,219

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Agis Tbk	2,012,000	66,511
*	PT Apac Citra Centretex Tbk	774,000	9,086
	PT Apexindo Pratama Tbk	3,576,500	875,896
*	PT Asahimas Flat Glass Tbk	5,333,500	1,732,591

9

	PT Astra Graphia Tbk	18,779,000	1,129,311
	PT Astra International Tbk	13,431,500	36,042,674
*	PT Bakrie & Brothers Tbk	200,594,500	6,376,194
*	PT Bakrieland Development Tbk	83,941,750	5,529,744
	PT Bank Niaga Tbk	59,850,500	5,461,465
*	PT Bank Pan Indonesia Tbk	141,853,326	10,051,221
	PT Berlian Laju Tanker Tbk	54,456,800	12,569,508
*	PT Bhakti Investama Tbk	57,861,675	6,653,717
*	PT Budi Acid Jaya Tbk	19,230,000	641,728
	PT Charoen Pokphand Indonesia Tbk	32,617,666	3,127,788
*	PT Ciputra Surya Tbk	17,718,000	1,467,504
*	PT Clipan Finance Indonesia Tbk	12,461,000	460,253
*	PT Davomas Adabi Tbk	142,035,000	3,426,713
*	PT Dynaplast Tbk	3,040,000	247,551
	PT Enseval Putera Megatrading Tbk	11,535,000	973,076
*	PT Ever Shine Textile Tbk	19,347,215	180,670
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,045,500	1,837,815
*	PT Hero Supermarket Tbk	220,000	112,700
*	PT Holcim Indonesia Tbk	12,501,000	2,221,665
	PT Indofood Sukses Makmur Tbk	25,723,500	6,968,122
	PT Indo-Rama Synthetics Tbk	7,901,320	531,219
	PT International Nickel Indonesia Tbk	6,872,000	69,366,479
	PT Jaya Real Property Tbk	25,947,500	4,067,875
*	PT Kawasan Industry Jababeka Tbk	104,408,000	2,187,379
	PT Lautan Luas Tbk	2,102,000	99,140
	PT Lippo Karawaci Tbk	30,656,000	5,490,439
	PT Matahari Putra Prima Tbk	29,674,400	2,058,858
	PT Mayorah Indah Tbk	8,807,572	1,640,685
	PT Medco Energi International Tbk	31,249,000	18,108,260
	PT Mitra Adiperkasa Tbk	3,033,000	227,950
*	PT Modern Photo Tbk	1,266,500	87,858
*	PT Panasia Indosyntec Tbk	403,200	17,212
*	PT Panin Insurance Tbk	30,688,500	1,117,887
*	PT Panin Life Tbk	38,423,500	800,637
	PT Petrosea Tbk	76,000	50,153
*	PT Polychem Indonesia Tbk	14,413,500	286,470
	PT Ramayana Lestari Sentosa Tbk	650,000	59,887
	PT Samudera Indonesia Tbk	415,500	263,280
	PT Selamat Semp Tbk	10,624,000	419,518
	PT Semen Gresik Tbk	67,590,910	43,174,378
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	5,255,638
	PT Summarecon Agung Tbk	3,675,000	426,529
*	PT Sunson Textile Manufacturer Tbk	6,012,000	256,649
*	PT Suparma Tbk	3,995,345	117,517
*	PT Surya Dumai Industri Tbk	5,145,000	197,673
	PT Surya Toto Indonesia Tbk	46,400	39,616
*	PT Suryainti Permata Tbk	4,344,500	904,405
	PT Tempo Scan Pacific Tbk	64,660,000	5,249,016
	PT Tigaraksa Satria Tbk	718,200	32,576
	PT Trias Sentosa Tbk	29,527,200	567,297
	PT Trimegah Sec Tbk	34,298,000	1,229,810
	PT Tunas Ridean Tbk	10,810,000	1,487,420
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	919,514
*	PT Unggul Indah Cahaya Tbk	371,435	108,021
TOTAL COMMON STOCKS			275,010,748

10

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	302,178
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	2,136,666	42,186
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	5,451,425	41,017
*	PT Summarecon Agung Tbk Rights 06/21/10	262,500	6,724
TOTAL RIGHTS/WARRANTS			392,105

TOTAL — INDONESIA			275,402,853

ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
*	Afcon Industries, Ltd.	1,451	11,871
*	Africa Israel Industries, Ltd.	7,006	704,407
*	Alvarion, Ltd.	4,828	47,701
*	American Israeli Paper Mills, Ltd.	23,254	1,368,109
	Ashtrom Properties, Ltd.	171,400	191,765
	Azorim Investment Development & Construction Co., Ltd.	299,403	4,596,253
	Bank Hapoalim B.M.	14,182,489	71,646,517
	Bank Leumi Le-Israel	13,378,631	62,555,027
	Bank of Jerusalem, Ltd.	71,150	118,774
	Baran Group, Ltd.	90,555	1,782,220
	Blue Square Chain Investments and Properties, Ltd.	33,400	311,620
	Clal Industries, Ltd.	773,796	4,627,621
*	Delta-Galil Industries, Ltd.	131,707	913,836
	Dexia Isreal, Ltd.	1,050	105,974
	Discount Investment Corp.	283,611	9,334,666
	Elbit Medical Imaging, Ltd.	168,210	9,513,137
*	Electra (Israel), Ltd.	13,319	2,211,960
*	Elron Electronic Industries, Ltd.	274,956	3,204,010
*	Feuchtwanger Investments, Ltd.	10,500	33
*	First International Bank of Israel, Ltd. (6123804)	752,360	1,992,414
*	First International Bank of Israel, Ltd. (6123815)	294,660	4,020,283
*	Formula Systems, Ltd.	91,685	1,260,643
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	349,290
*	GTC Real Estate NV	3,052	62,619
	IDB Development Corp., Ltd. Series A	299,281	11,468,428
	Industrial Building Corp., Ltd.	937,191	2,642,559
	Israel Cold Storage & Supply Co., Ltd.	7,000	71,613
	Israel Petrochemical Enterprises, Ltd.	197,712	2,414,611
*	Israel Salt Industries, Ltd.	158,462	1,136,797
*	Israel Steel Mills, Ltd.	97,000	987
*	Jerusalem Oil Exploration, Ltd.	27,096	568,537
*	Kardan Israel, Ltd.	2,237	10,577
*	Knafaim Arkia Holdings, Ltd.	117,857	1,176,514
	Koor Industries, Ltd.	149,180	11,443,937
	Leader Holding & Investments, Ltd.	197,439	527,144
*	Liberty Properties, Ltd.	3,457	45,563
*	Makhteshim-Agan Industries, Ltd.	227,355	1,938,884
*	Mer Industries, Ltd.	19,959	99,618
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	73,336
*	Metalink, Ltd.	21,794	110,812

11

*	Middle East Tube Co., Ltd.	18,000	46,199
*	Miloumor, Ltd.	97,997	299,378
*	Minrav Holdings, Ltd.	2,000	143,018
	Mivtach Shamir Holdings, Ltd.	10,944	304,471
*	Naphtha Israel Petroleum Corp.	407,900	260,666
*	OCIF Investments and Development, Ltd.	14,180	470,511
*	Orckit Communications, Ltd.	109,096	760,064
*	Property and Building Corp., Ltd.	15,803	2,206,345
*	Retalix, Ltd.	71,662	1,259,946
*	Scailex Corp., Ltd.	423,455	4,329,600
	Suny Electronic Inc., Ltd.	90,241	301,568
	Super-Sol, Ltd. Series B	793,301	3,051,601
*	Team Computer & Systems, Ltd.	6,937	233,694
*	The Israel Land Development Co., Ltd.	182,187	1,575,242
*	Tower Semiconductor, Ltd.	578,773	902,609
* #	TTI Team Telecom International, Ltd. ADR	18,170	45,062
	Union Bank of Israel, Ltd.	499,194	2,565,336
	United Mizrahi Bank, Ltd.	1,696,011	12,972,568
	Urdan Industries, Ltd.	526,698	463,072
	Ytong Industries, Ltd.	173,581	157,618

TOTAL — ISRAEL			247,009,235

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	A&M Realty Berhad	854,200	248,569
*	Advanced Synergy Capital Berhad	153,500	20,228
	Affin Holdings Berhad	9,805,900	7,575,053
	Alliance Financial Group Berhad	5,187,100	4,606,947
*	Al-’Aqar KPJ REIT	109,921	32,181
	Aluminum Co. of Malaysia Berhad	250,000	91,512
*	AMBD Berhad	2,782,700	291,572
	AmInvestment Group Berhad	994,468	1,093,004
	AMMB Holdings Berhad	19,012,144	22,771,806
	Ancom Berhad	413,437	133,106
	Ann Joo Resources Berhad	2,253,000	1,715,273
	APM Automotive Holdings Berhad	1,024,700	709,933
	Apollo Food Holdings Berhad	198,400	176,734
	Asas Dunia Berhad	524,700	168,287
	Asia Pacific Land Berhad	5,644,300	879,006
	Asiatic Development Berhad	2,835,900	6,281,106
	Bandar Raya Developments Berhad	3,669,100	3,524,309
	Batu Kawan Berhad	2,309,250	6,944,838
	Berjaya Corp. Berhad	15,708,680	5,202,383
*	Berjaya Corp. Berhad ICULS	36,680,990	6,432,392
	Berjaya Land Berhad	4,523,000	6,648,160
	Bernas Padiberas Nasional Berhad	4,807,300	3,084,911
*	Bimb Holdings Berhad	1,544,700	640,103
	Bina Darulaman Berhad	118,000	38,221
*	Binaik Equity Berhad	149,800	41,191
	Bolton Properties Berhad	1,277,400	419,646
	Boustead Holdings Berhad	3,343,400	6,161,206
	Boustead Properties Berhad	343,700	501,503
	Cahya Mata Sarawak Berhad	1,401,400	977,950
	Chemical Co. of Malaysia Berhad	311,000	258,265

12

	Chin Teck Plantations Berhad	296,600	555,269
	Choo Bee Metal Industries Berhad	339,700	207,394
*	Country Heights Holdings Berhad	174,000	55,483
	Cycle & Carriage Bintang Berhad	249,800	193,002
*	Damansara Realty Berhad	2,955,600	287,634
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	247,239
	DNP Holdings Berhad	1,431,800	793,708
	DRB-Hicom Berhad	7,715,700	3,802,341
	Eastern & Oriental Berhad (6468754)	1,863,766	1,317,899
	Eastern & Oriental Berhad (B19ZLW1)	283,149	170,840
	Eastern Pacific Industrial Corp. Berhad	497,700	361,308
	ECM Libra Avenue Berhad	6,220,730	1,642,743
	Edaran Otomobil Nasional Berhad	1,591,900	978,812
	EON Capital Berhad	1,459,607	2,978,266
*	Equine Capital Berhad	690,000	398,089
	Esso Malaysia Berhad	905,500	642,035
	Far East Holdings Berhad	388,800	689,814
	Focal Aims Holdings Berhad	424,000	46,244
*	Fountain View Development Berhad	2,573,200	168,258
	Gamuda Berhad	12,943,800	16,924,800
	General Corp. Berhad	1,681,400	573,545
	Globetronics Technology Berhad	360,000	28,340
	Glomac Berhad	1,609,100	630,755
	Gold IS Berhad	1,598,600	1,121,118
*	Golden Plus Holdings Berhad	201,000	101,652
	Gopeng Berhad	273,900	71,901
	Grand United Holdings Berhad	1,387,700	319,389
*	Gula Perak Berhad	50	2
	GuocoLand (Malaysia) Berhad	486,000	477,152
	Hap Seng Consolidated Berhad	1,779,200	1,754,261
	Hong Leong Financial Group Berhad	1,249,437	2,198,092
	Hong Leong Industries Berhad	1,225,800	1,544,623
	Hume Industries (Malaysia) Berhad	537,667	573,367
	Hunza Properties Berhad	1,033,300	851,612
	Hwang-DBS (Malaysia) Berhad	908,700	619,992
	IGB Corp. Berhad	11,062,600	7,590,709
	IJM Corp. Berhad	5,666,500	14,000,151
	IJM Plantations Berhad	204,400	182,139
*	Insas Berhad	3,779,000	678,380
	Integrated Logistics Berhad	1,222,800	437,739
	IOI Corp. Berhad	1,852,500	3,738,794
	IOI Properties Berhad	13,600	55,452
*	Jaks Resources Berhad	3,438,000	1,240,312
	Jaya Tiasa Holdings Berhad	1,185,135	1,246,224
	Jerneh Asia Berhad	425,120	209,372
	K & N Kenanga Holdings Berhad	2,209,100	648,541
*	Karambunai Corp. Berhad	6,839,800	276,131
	Keck Seng (Malaysia) Berhad	1,663,400	2,305,475
	Kian Joo Can Factory Berhad	3,566,680	1,572,090
*	KIG Glass Industrial Berhad	260,000	2,318
	Kim Hin Industry Berhad	453,800	181,150
	Kim Loong Resources Berhad	232,000	191,576
	KLCC Property Holdings Berhad	5,492,000	5,873,952
	Knusford Berhad	153,300	70,097

13

	KPJ Healthcare Berhad	1,570,300	1,597,627
	KrisAssets Holdings Berhad	250,377	205,991
	KSL Holdings Berhad	189,461	86,930
	Kuala Lumpur Kepong Berhad	2,100,050	9,891,205
*	Kub Malaysia Berhad	6,829,000	1,646,448
	Kuchai Development Berhad	345,600	108,111
	Kulim Malaysia Berhad	2,050,825	4,700,222
*	Kumpulan Europlus Berhad	1,702,900	295,220
	Kumpulan Fima Berhad	585,100	113,553
*	Kumpulan Hartanah Selangor Berhad	520,000	136,591
	Kwantas Corp. Berhad	123,000	283,698
*	Land & General Berhad	14,757,000	2,081,164
	Landmarks Berhad	1,497,200	1,342,739
*	LBS Bina Group Berhad	1,607,000	276,915
	Leader Universal Holdings Berhad	6,643,033	2,040,946
	Leong Hup Holdings Berhad	1,469,800	578,023
*	Lien Hoe Corp. Berhad	1,997,150	152,418
*	Lion Corp Berhad	1,520,200	356,972
*	Lion Diversified Holdings Berhad	1,682,500	965,286
	Lion Industries Corp. Berhad	4,734,381	3,064,373
	MAA Holdings Berhad	888,700	517,314
	Malaysia Building Society Berhad	419,000	157,949
*	Malaysian Airlines System Berhad	387,065	566,428
	Malaysian Bulk Carriers Berhad	2,530,525	3,417,597
	Malaysian Mosaics Berhad	354,240	136,392
*	Malaysian Resources Corp. Berhad	5,532,500	4,053,756
	Marco Holdings Berhad	1,710,000	75,981
	MBM Resources Berhad	487,533	460,506
*	Measat Global Berhad	377,500	185,447
	Mega First Corp. Berhad	1,101,700	462,485
	Melewar Industrial Group Berhad	1,294,300	494,094
	Merge Housing Berhad	58,952	10,189
	Metro Kajang Holdings Berhad	535,333	224,893
*	Metroplex Berhad	817,000	—
	Mieco Chipboard Berhad	873,900	213,664
	MISC Berhad	15,000	43,577
	MK Land Holdings Berhad	6,778,500	1,280,035
	MMC Corp. Berhad	4,108,100	10,629,757
	MNRB Holdings Berhad	1,150,800	1,708,922
	MTD ACPI Engineering Berhad	2,287,200	1,345,052
	MTD Infraperdana Berhad	6,166,300	1,264,323
	Muda Holdings Berhad	706,000	73,570
	Muhibbah Engineering Berhad	978,000	1,002,940
*	MUI Properties Berhad	1,314,000	86,031
*	Mulpha International Berhad	11,817,500	5,219,407
	Multi-Purpose Holdings Berhad	1,974,000	1,212,980
	MWE Holdings Berhad	458,000	133,357
*	Naluri Berhad	3,491,300	736,485
*	Narra Industries Berhad	154,200	31,579
	NCB Holdings Berhad	2,381,700	2,084,958
	Negri Sembilan Oil Palms Berhad	167,600	199,888
	New Straits Times Press (Malaysia) Berhad	1,751,100	1,065,725
	NV Multi Corp. Berhad	671,800	138,612
	Nylex (Malaysia) Berhad	328,550	147,185
	OKS Property Holdings Berhad	373,356	106,193

14

	Oriental Holdings Berhad	3,021,116	5,940,084
	Oriental Interest Berhad	170,000	70,703
	OSK Holdings Berhad	5,309,618	3,891,187
	OSK Ventures Interantional Berhad	66,000	35,238
	P.I.E. Industrial Berhad	323,600	469,905
	Pacific & Orient Berhad	275,494	122,191
	Pacificmas Berhad	305,000	299,421
*	Pan Malaysia Cement Works Berhad	1,271,800	91,329
	Panasonic Manufacturing Malaysia Berhad	339,180	1,130,331
*	Paracorp Berhad	252,000	749
	Paramount Corp. Berhad	203,900	143,685
*	Parkson Holdings Berhad	2,519,790	6,583,449
	PBA Holdings Berhad	1,502,500	544,059
	Pelikan International Corp. Berhad	148,680	185,769
*	Permaju Industries Berhad	1,714,300	316,816
	Petronas Dagangan Berhad	970,900	2,492,678
	PJ Development Holdings Berhad	2,768,800	685,381
	PK Resources Berhad	5,300	1,145
*	Pos Malaysia & Services Holdings Berhad	3,633,817	2,919,591
	PPB Group Berhad	6,909,466	20,532,378
*	Prime Utilities Berhad	46,000	5,000
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	83,740
*	Proton Holdings Berhad	3,652,500	3,909,369
*	Pulai Springs Berhad	159,800	54,858
*	Ramunia Holdings Berhad	1,817,000	554,657
*	Ranhill Berhad	4,323,500	3,102,494
*	RB Land Holdings Berhad	742,900	570,110
	RHB Capital Berhad	3,940,800	6,803,845
*	Salcon Berhad	574,000	193,505
*	Sapura Resources Berhad	286,800	32,544
	Sarawak Energy Berhad	4,681,000	3,326,672
	Sarawak Oil Palms Berhad	150,700	271,742
	Scientex Inc. Berhad	632,400	244,494
	Selangor Dredging Berhad	1,312,700	383,317
	Shangri-La Hotels (Malaysia) Berhad	738,000	532,550
	Shell Refining Co. Federation of Malaysia Berhad	164,900	539,872
	SHL Consolidated Berhad	1,008,700	605,174
*	Silverstone Corp. Berhad	8,690	168
*	Sime Darby Berhad	10,193,905	33,328,269
	Southern Acids (Malaysia) Berhad	44,000	21,241
	Southern Steel Berhad	865,300	440,114
	Store Corp. Berhad	124,630	126,232
*	Subur Tiasa Holdings Berhad	438,600	455,378
	Sunrise Berhad	1,479,600	1,510,440
*	Sunway City Berhad	2,358,700	3,459,876
*	Sunway Holdings, Inc. Berhad	4,443,600	2,423,403
	Suria Capital Holdings Berhad	590,800	520,397
	TA Enterprise Berhad	10,119,100	3,680,732
	Tahp Group Berhad	27,000	31,466
*	Talam Corp. Berhad	5,944,350	465,944
*	Tamco Corp. Holdings Berhad	219,500	59,353
	Tan Chong Motor Holdings Berhad	5,338,300	3,675,431
	TDM Berhad	1,059,200	486,084
	Tekala Corp. Berhad	337,700	94,114

15

	TH Group Berhad	1,975,800	459,433
*	Time Dotcom Berhad	8,911,700	2,052,225
	Tiong Nam Transport Holdings Berhad	171,500	48,829
	Tradewinds (Malaysia) Berhad	844,200	1,123,027
*	Tradewinds Corp. Berhad	6,902,600	2,839,631
	Tradewinds Plantation Berhad	779,600	914,465
	TSR Capital Berhad	157,900	93,427
	UAC Berhad	77,398	98,897
	UEM World Berhad	4,772,400	5,341,806
	UMW Holdings Berhad	2,113,843	9,444,080
	Unico-Desa Plantations Berhad	6,691,328	2,058,990
	Unisem (M) Berhad	4,666,700	2,311,475
	United Malacca Rubber Estates Berhad	450,100	898,928
	United Plantations Berhad	771,600	2,953,620
*	Utama Banking Group Berhad	1,811,200	1,069,434
	Utusan Melayu (Malaysia) Berhad	449,500	149,660
	VS Industry Berhad	1,156,680	1,249,793
	Warisan TC Holdings Berhad	109,850	59,476
	WTK Holdings Berhad	2,262,250	1,522,387
	Yeo Hiap Seng (Malaysia) Berhad	355,320	186,733
	YTL Corp. Berhad	5,993,600	14,177,319
	Yu Neh Huat Berhad	2,169,400	1,554,758
	Zelan Berhad	1,017,000	1,776,424
TOTAL COMMON STOCKS			411,742,170

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	108,859
*	Malayan United Industries Berhad A2	1,526,067	95,252
TOTAL PREFERRED STOCKS			204,111

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	673,672
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	23,218
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	4,066
*	OSK Holdings Berhad Warrants 04/05/09	93,339	6,936
*	Salcon Berhad Warrants 05/17/14	143,500	29,003
*	Sarawak Oil Palms Berhad Warrants 01/19/10	23,250	28,056
TOTAL RIGHTS/WARRANTS			764,951

TOTAL — MALAYSIA			412,711,232

MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	39,299,559
	Cemex S.A.B. de C.V. Sponsored ADR	7,347,625	210,215,551
*	Cintra S.A. de C.V.	85,000	20,963
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	195,000	8,839,350
	Consorcio ARA S.A.B. de C.V.	856,400	820,479
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	405,129
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	21,644,812
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,666,486	4,583,505
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,638
	Corporativo Fragua S.A.B. de C.V. Series B	70	419

16

*	Desc S.A. de C.V. Series B	2,052,467	1,975,788
*	Dine S.A.B. de C.V.	1,848,267	1,863,941
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	111,850
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,810,576
	Embotelladora Arca S.A.B. de C.V., Mexico	458,003	1,532,625
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,426
* #	Empresas ICA S.A.B. de C.V.	2,356,372	13,944,883
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	321,828	7,604,796
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	4,724,529
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	37,253,358
	Gruma S.A.B. de C.V. ADR	62,716	795,239
	Gruma S.A.B. de C.V. Series B	3,347,050	10,497,601
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	291,300	13,379,409
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	4,269,503
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	154,633	8,979,538
#	Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	46,255,132
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	15,000,993
	Grupo Continental S.A.B. de C.V.	1,444,500	3,067,121
#	Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	28,598,708
*	Grupo Gigante S.A.B. de C.V. Series B	324,076	808,147
	Grupo Herdez S.A.B. de C.V.	319,000	444,538
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,771,700	2,718,972
	Grupo Industrial Saltillo S.A.B. de C.V.	1,306,869	2,252,499
*	Grupo Iusacell S.A.B. de C.V.	143,500	1,881,320
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	41,400	143,776
	Grupo Mexico S.A.B. de C.V. Series B	283,519	1,985,868
	Grupo Nutrisa S.A. de C.V.	428	439
	Grupo Posadas S.A. de C.V. Series L	356,000	554,848
*	Grupo Qumma S.A. de C.V. Series B	5,301	87
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	6,727,615	8,887,915
	Industrias Bachoco S.A.B. de C.V. Series B	823,600	2,004,729
*	Industrias CH S.A.B. de C.V. Series B	4,673,952	17,311,727
#	Industrias Penoles S.A.B. de C.V.	1,277,400	30,609,584
#	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	43,431,852
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,052
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	3,213
*	Savia S.A. de C.V.	3,457,285	253,571
#	Vitro S.A.B. de C.V.	3,272,886	5,971,160
	Vitro S.A.B. de C.V. Sponsored ADR	330,736	1,805,819

TOTAL — MEXICO			608,576,537

PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
	A. Soriano Corp.	20,195,000	1,577,085
	Alaska Milk Corp.	7,953,000	895,536
*	Alsons Consolidated Resources, Inc.	16,904,000	286,382
*	Bacnotan Consolidated Industries, Inc.	2,341,817	743,517
	Banco de Oro- EPCI, Inc.	5,115,420	6,768,412
*	Belle Corp.	31,340,000	831,669
	Cebu Holdings, Inc.	7,763,250	676,157
*	Digital Telecommunications Phils., Inc.	105,753,000	3,205,682
	DMCI Holdings, Inc.	5,354,000	1,240,659
*	Empire East Land Holdings, Inc.	24,860,000	429,668
*	Export & Industry Bank, Inc.	14,950	138

17

	Filinvest Development Corp.	6,763,500	1,030,086
*	Filinvest Land, Inc.	237,350,156	8,329,308
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	3,050,858
*	House of Investments, Inc.	700,000	31,360
	Megaworld Properties & Holdings, Inc.	82,784,600	7,729,972
	Metro Bank & Trust Co.	7,428,220	9,499,009
*	Mondragon International Philippines, Inc.	2,464,000	7,201
	Petron Corp.	22,111,000	2,975,737
*	Philippine National Bank	3,619,900	3,801,680
*	Philippine National Construction Corp.	398,900	54,088
*	Philippine Realty & Holdings Corp.	20,930,000	215,386
	Philippine Savings Bank	1,232,313	1,768,830
*	Prime Media Holdings, Inc.	409,000	5,546
*	Prime Orion Philippines, Inc.	14,400,000	161,189
*	RFM Corp.	4,976,400	81,126
	Rizal Commercial Banking Corp.	1,165,699	667,511
	Robinson’s Land Corp. Series B	8,084,500	3,485,192
	Security Bank Corp.	2,136,110	3,529,166
	Semirara Mining Corp.	161,700	175,996
	Shang Properties, Inc.	614,285	31,975
	SM Development Corp.	26,395,680	2,373,200
*	Solid Group, Inc.	19,668,000	361,199
	Union Bank of the Philippines	821,942	840,692
	Universal Robina Corp.	18,561,345	6,135,783

TOTAL — PHILIPPINES			72,996,995

POLAND — (3.1%)
COMMON STOCKS — (3.1%)
	Agora SA	476,224	10,926,808
*	Amica Wronki SA	174,355	1,292,417
	Asseco Poland SA	25,223	775,298
	Bank Millennium SA	5,515,278	28,656,496
	Bank Przemyslowo Handlowy BPH SA	12,570	4,777,390
*	Boryszew SA	252,799	1,171,304
*	Budimex SA	127,217	3,902,984
	Debica SA	110,153	3,987,124
*	Echo Investment SA	105,725	3,197,383
	Elektrobudowa SA	31,135	2,290,952
	Fabryki Mebli Forte SA	70,159	174,853
*	Farmacol SA	3,304	52,037
*	Ferrum SA	4,233	16,606
	Grupa Kety SA	85,385	5,572,187
	Grupa Lotos SA	839,119	15,924,412
	Impexmetal SA	6,026,700	19,715,379
	Kredyt Bank SA	317,313	2,890,217
*	Kroscienskie Huty Szkla Krosno SA	63,425	103,892
*	Lentex SA	158,570	2,052,774
*	MNI SA	287,468	478,606
*	Mostostal Export SA	879,352	1,776,516
*	Mostostal Warszawa SA	365,317	8,423,205
*	Mostostal Zabrze Holding SA	350,940	1,162,283
*	Netia Holdings SA	3,274,477	5,438,143
*	Opoczno SA	8,902	176,405

18

	Orbis SA	668,253	16,348,899
*	Polski Koncern Miesny Duda SA	157,279	457,666
*	Polski Koncern Naftowy Orlen SA	5,310,008	112,539,161
*	Praterm SA	1,500	29,449
	Prokom Software SA	186,227	9,896,197
*	Raciborska Fabryka Kotlow SA	1,167,888	5,141,985
*	Stalexport SA	460,000	574,168
	Ster-Projekt SA	153,711	397,248
	Sygnity SA	22,007	285,356
*	Synthos SA	2,644,222	1,729,669
	Zelmer SA	3,000	74,222
TOTAL COMMON STOCKS			272,409,691

RIGHTS/WARRANTS — (0.0%)
*	Elektrobudowa Rights 12/31/07	31,135	—
*	Kroscienski Huty Szkla Krosno SA Rights	63,425	45,378
TOTAL RIGHTS/WARRANTS			45,378

TOTAL — POLAND			272,455,069

SOUTH AFRICA — (10.2%)
COMMON STOCKS — (10.2%)
	ABSA Group, Ltd.	2,353,362	44,110,454
	Advtech, Ltd.	620,958	444,469
	Aeci, Ltd.	1,334,024	16,118,953
	Afgri, Ltd.	2,326,794	2,431,076
	African Rainbow Minerals, Ltd.	1,435,149	31,360,143
*	AG Industries, Ltd.	1,340,058	711,980
	Allied Electronics Corp., Ltd.	415,073	2,771,574
	Amalgamated Appliance Holdings, Ltd.	1,148,822	536,886
	ArcelorMittal South Africa, Ltd.	2,658,860	54,126,598
	Argent Industrial, Ltd.	870,357	2,417,788
	AST Group, Ltd.	968,701	159,719
#	Aveng, Ltd.	1,866,020	15,802,661
	AVI, Ltd.	3,009,957	9,014,447
	Barloworld, Ltd.	2,119,859	35,413,690
	Bell Equipment, Ltd.	452,449	3,316,915
	Business Connexion Group	465,381	381,319
	Bytes Technology Group, Ltd.	314,654	832,789
	Capitec Bank Holdings, Ltd.	143,752	1,007,632
*	Caxton & CTP Publishers & Printers, Ltd.	2,159,854	5,514,205
	City Lodge Hotels, Ltd.	21,170	263,608
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	9,349,115
	Datacentrix Holdings, Ltd.	603,757	416,079
*	Delta Electrical Industries, Ltd.	234,340	453,590
	Dimension Data Holdings P.L.C.	3,977,377	5,004,468
	Distell Group, Ltd.	680,989	6,168,228
	Dorbyl, Ltd.	184,041	293,495
*	Durban Roodeport Deep, Ltd.	308,824	259,122
	Ellerine Holdings, Ltd.	1,366,437	16,296,522
*	Enaleni Pharmaceuticals, Ltd.	1,094,764	635,842
	Enviroserv Holdings, Ltd.	259,484	542,557
	Exxaro Resources, Ltd.	80,503	1,231,467

19

	Gold Fields, Ltd.	183,112	3,048,219
	Gold Fields, Ltd. Sponsored ADR	4,882,535	80,317,701
	Gold Reef Resorts, Ltd.	344,218	1,700,650
	Grindrod, Ltd.	1,298,695	4,683,105
	Group Five, Ltd.	258,794	2,149,347
* #	Harmony Gold Mining Co., Ltd.	3,183,494	33,732,934
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	4,439,297
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	4,348,775
	Hudaco Industries, Ltd.	158,266	1,977,163
#	Hulamin, Ltd.	757,380	2,378,097
	Iliad Africa, Ltd.	76,658	173,877
	Illovo Sugar, Ltd.	497,655	1,806,616
	Imperial Holdings, Ltd.	829,977	12,577,556
#	Investec, Ltd.	1,642,445	17,455,855
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	8,876,252
	Johnic Communications, Ltd.	391,810	5,730,812
	Kap International Holdings, Ltd.	968,903	465,943
	Lewis Group, Ltd.	930,772	6,557,833
#	Liberty Group, Ltd.	1,566,347	20,532,170
*	M Cubed Holdings, Ltd.	1,850,526	54,387
#	Medi-Clinic Corp., Ltd.	1,277,088	4,327,746
*	Merafe Resources, Ltd.	13,982,084	4,282,621
	Metair Investments, Ltd.	956,461	1,986,564
*	Metorex, Ltd.	610,501	2,022,493
	Metropolitan Holdings, Ltd.	7,756,480	17,113,948
	Murray & Roberts Holdings, Ltd.	1,479,104	20,979,505
	Mustek, Ltd.	482,271	501,588
	Mvelaphanda Group, Ltd.	3,564,018	5,285,110
	Nampak, Ltd.	4,793,106	15,568,661
	Nedbank Group, Ltd.	2,262,249	44,906,567
	New Clicks Holdings, Ltd.	2,981,064	7,163,191
	Northam Platinum, Ltd.	830,061	5,429,656
	Nu-World Holdings, Ltd.	158,299	603,281
	Oceana Group, Ltd.	482,566	1,692,983
	Omnia Holdings, Ltd.	387,795	4,050,022
*	Palabora Mining Co., Ltd.	69,265	990,719
	Peregrine Holdings, Ltd.	665,741	1,993,982
	Pretoria Portland Cement Co., Ltd.	3,933,398	26,224,757
*	Product Co.	130,947	—
	PSG Group, Ltd.	598,535	2,418,216
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	98,127
	Sanlam, Ltd.	28,259,449	96,992,464
	Sappi, Ltd.	1,311,653	18,047,632
	Sappi, Ltd. Sponsored ADR	602,200	8,195,942
	Sasol, Ltd. Sponsored ADR	1,309,923	66,203,508
	Spur Corp., Ltd.	153,378	236,251
#	Steinhoff International Holdings, Ltd.	9,195,876	25,817,730
	Sun International, Ltd.	160,150	3,355,788
	Super Group, Ltd.	1,558,474	2,685,975
	Telkom South Africa, Ltd.	1,022,486	21,952,691
	Telkom South Africa, Ltd. Sponsored ADR	3,800	326,762
*	Tiger Automotive, Ltd.	467,278	1,144,352
	Tiger Wheels, Ltd.	575,610	—

20

	Tongaat-Hulett	723,298	9,930,772
	Trans Hex Group, Ltd.	509,906	753,824
	Trencor, Ltd.	1,038,148	4,269,962
	UCS Group, Ltd.	1,309,466	806,576
*	Value Group, Ltd.	874,662	277,065
TOTAL COMMON STOCKS			909,031,011

RIGHTS/WARRANTS — (0.0%)
*	Medi-Clinic Corp., Ltd. Rights 12/07/07	643,422	42,548

TOTAL — SOUTH AFRICA			909,073,559

SOUTH KOREA — (11.4%)
COMMON STOCKS — (11.4%)
#	Aekyung Petrochemical Co., Ltd.	19,060	844,324
* #	Anam Electronics Co., Ltd.	24,280	297,514
#	Asia Cement Manufacturing Co., Ltd.	10,728	732,427
#	Asia Paper Manufacturing Co., Ltd.	34,410	563,294
#	AUK Corp.	40,090	132,367
* #	BNG Steel Co., Ltd	30,250	442,017
#	Bohae Brewery Co., Ltd.	8,830	262,774
	Boo Kook Securities Co., Ltd.	27,705	972,405
#	Boryung Pharmaceutical Co., Ltd.	10,573	527,503
	BYC Co., Ltd.	810	186,480
	Byuck San Corp.	10,472	115,709
#	Byuck San Engineering and Construction Co., Ltd.	87,860	576,481
#	Cambridge Members Co., Ltd.	8,070	210,399
	Cheil Industrial, Inc.	95,804	5,453,104
* #	Cho Kwang Leather Co., Ltd.	13,660	115,494
	Cho Kwang Paint Co., Ltd.	24,260	75,307
	Choil Aluminum Manufacturing Co., Ltd.	13,190	145,885
	Chon Bang Co., Ltd.	2,520	128,825
#	Chosun Refractories Co., Ltd.	8,170	846,479
#	Chungho Comnet Co., Ltd.	17,450	467,080
*	CJ Cheiljedang Corp.	505	154,600
	CJ Corp.	861	72,426
* #	Comtec Systems Co., Ltd.	75,460	116,822
* #	Cosmochemical Co., Ltd.	47,640	270,635
#	Crown Confectionery Co., Ltd.	1,670	179,698
#	Dae Chang Industrial Co., Ltd.	25,740	175,677
#	Dae Dong Industrial Co., Ltd.	17,320	376,750
#	Dae Hyun Co., Ltd.	192,600	166,709
* #	Dae Sang Corp.	110,202	1,543,158
#	Dae Won Kang Up Co., Ltd.	21,320	535,139
* #	Dae Young Packaging Co., Ltd.	388,976	192,804
#	Daeduck Electronics Co., Ltd.	157,570	990,860
#	Daeduck Industries Co., Ltd.	54,840	471,256
	Daegu Bank Co., Ltd.	135,722	2,144,251
#	Daehan Flour Mills Co., Ltd.	5,955	1,224,189
* #	Daehan Pulp Co., Ltd.	15,051	100,341
#	Daehan Synthetic Fiber Co., Ltd.	5,193	852,726
#	Daekyo Co., Ltd.	24,460	2,349,945
#	Daelim Industrial Co., Ltd.	96,827	17,128,551
	Daelim Trading Co., Ltd.	31,734	181,722

21

#	Daesang Farmsco Co., Ltd.	42,230	85,796
#	Daesang Holdings Co., Ltd.	33,096	217,547
#	Daesung Industrial Co., Ltd.	8,895	1,968,219
* #	Daewon Cable Co., Ltd.	13,570	210,340
#	Daewon Pharmaceutical Co., Ltd.	19,590	241,064
* #	Daewoo Electronic Components Co., Ltd.	18,176	104,571
#	Daewoo Motor Sales Corp.	93,860	4,518,635
	Daewoong Co., Ltd.	14,890	599,358
	Dahaam E-Tec Co., Ltd.	5,985	207,352
#	Daishin Securities Co., Ltd.	201,051	6,713,642
#	Daiyang Metal Co., Ltd.	77,290	578,723
#	Daou Technology, Inc.	98,850	1,229,554
	DC Chemical Co., Ltd.	1,370	417,163
* #	DI Corp.	101,890	252,040
	Digital Power Communications Co., Ltd.	113,840	185,652
	Dong Ah Tire Industrial Co., Ltd.	51,594	448,359
*	Dong Hai Pulp Co., Ltd.	14,310	37,051
	Dong IL Rubber Belt Co., Ltd.	37,288	123,728
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	717,277
* #	Dong Won Co., Ltd.	14,220	260,674
	Dongbang Agro Co., Ltd.	53,610	390,599
#	Dongbang Transport Logistics Co., Ltd.	10,350	380,948
#	Dongbu Corp.	73,520	1,959,576
#	Dongbu HiTek Co., Ltd.	98,304	1,140,668
#	Dongbu Securities Co., Ltd.	76,045	973,061
#	Dongbu Steel Co., Ltd.	92,198	1,673,440
	Dong-Il Corp.	6,072	525,234
	Dongkook Industrial Co., Ltd.	16,200	38,831
	Dongkuk Steel Mill Co., Ltd.	176,412	9,366,669
#	Dongsu Industrial Co., Ltd.	27,140	535,957
	Dongsung Chemical Co., Ltd.	9,530	143,995
#	Dongsung Pharmaceutical Co., Ltd.	18,510	235,692
#	Dongwon F&B Co., Ltd.	8,706	511,266
	Dongwon Industries Co., Ltd.	7,116	541,574
#	Dongyang Engineering & Construction Corp.	6,597	311,239
	Dongyang Express Bus Corp.	3,729	125,856
#	Dongyang Mechatronics Corp.	46,028	393,922
	Doosan Heavy Industries & Construction Co., Ltd.	1,479	226,032
* #	DPI Co., Ltd.	22,738	248,014
	Duck Yang Industry Co., Ltd.	4,000	50,048
#	Ducsung Co., Ltd.	45,260	154,636
* #	Eagon Industrial Co., Ltd.	17,070	348,090
*	En Paper Manufacturing Co., Ltd.	46,660	159,532
	Enex Co., Ltd.	5,960	90,909
#	e-Starco Co., Ltd.	170,050	124,380
#	F&F Co., Ltd.	62,660	327,553
#	Feelux Co., Ltd.	95,500	179,643
* #	First Fire & Marine Insurance Co., Ltd.	28,830	279,846
#	Fursys, Inc.	24,120	605,011
#	Gaon Cable Co., Ltd.	12,730	634,714
#	Global & Yuasa Battery Co., Ltd.	44,940	296,088
	Green Cross Corp.	10,540	1,103,363
	GS Holdings Corp.	285,000	19,301,981
#	Hae In Co., Ltd.	55,050	286,517
#	Halla Engineering & Construction Corp.	38,260	1,191,063

22

#	Han All Pharmaceutical Co., Ltd.	79,410	466,831
#	Han Kuk Carbon Co., Ltd.	25,070	178,191
#	Han Yang Securities Co., Ltd.	41,750	731,882
	Hana Financial Group, Inc.	88,972	4,199,941
	Handok Pharmaceuticals Co., Ltd.	18,150	381,497
#	Handsome Corp.	114,000	1,508,090
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,766,653
#	Hanil Construction Co., Ltd.	38,025	619,419
#	Hanil E-Wha Co., Ltd.	135,210	377,431
	Hanil Iron & Steel Co., Ltd.	1,815	55,938
*	Hanjin Heavy Industries and Construction Co., Ltd.	114,787	9,607,640
#	Hanjin Heavy Industry Co., Ltd.	44,690	2,053,324
#	Hanjin Shipping Co., Ltd.	250,060	11,779,399
#	Hanjin Transportation Co., Ltd.	38,000	1,821,115
	Hankook Cosmetics Co., Ltd.	110,860	442,590
	Hankook Shell Oil Co., Ltd.	1,880	194,356
#	Hankook Tire Manufacturing Co., Ltd.	335,120	5,953,470
	Hankuk Electric Glass Co., Ltd.	23,010	894,529
	Hankuk Glass Industries, Inc.	29,050	1,224,630
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	656,723
	Hansae Co., Ltd.	43,890	217,878
#	Hanshin Construction Co., Ltd.	19,880	647,701
#	Hansol Chemical Co., Ltd.	35,837	349,359
* #	Hansol Paper Co., Ltd.	158,874	3,114,767
#	Hanssem Co., Ltd.	49,690	325,334
* #	Hansung Enterprise Co., Ltd.	9,410	68,089
	Hanwha Chemical Corp.	267,600	6,400,101
#	Hanwha Securities Co., Ltd.	122,490	2,683,435
	Hanwha Timeworld Co., Ltd.	9,000	150,644
* #	Heavy Industries	59,460	418,580
	Heung-A Shipping Co., Ltd.	63,680	217,102
	Honam Petrochemical Corp.	60,759	7,989,007
	Hotel Shilla Co., Ltd.	67,520	1,850,786
*	HS R&A Co., Ltd.	12,680	164,452
#	Huchems Fine Chemical Corp.	38,970	927,244
* #	Huneed Technologies	9,003	90,251
#	Husteel Co., Ltd.	22,160	436,716
#	Hwa Sung Industrial Co., Ltd.	44,200	710,987
* #	Hwacheon Machine Tool Co., Ltd.	2,050	116,279
	Hwacheon Machinery Works Co., Ltd.	4,490	86,427
#	Hwashin Co., Ltd.	59,700	213,711
#	Hyosung T & C Co., Ltd.	124,047	8,168,477
#	Hyundai Cement Co., Ltd.	17,245	752,580
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,888,173
#	Hyundai DSF Co., Ltd.	27,180	410,914
#	Hyundai Elevator Co., Ltd.	10,770	1,531,506
#	Hyundai Hysco	270,550	3,179,205
#	Hyundai Merchant Marine Co., Ltd.	139,351	6,318,722
	Hyundai Mobis	3,297	309,717
#	Hyundai Motor Co., Ltd.	764,050	57,697,508
*	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	439,794
#	Hyundai Securities Co., Ltd.	472,919	9,049,767
#	Hyundai Steel Co.	238,900	20,225,794
#	Il Dong Pharmaceutical Co., Ltd.	20,084	970,466
	Il Sung Construction Co., Ltd.	7,660	109,907

23

#	Iljin Diamond Co., Ltd.	11,368	184,394
*	Iljin Display Co., Ltd.	14,591	212,304
	Ilshin Spinning Co., Ltd.	5,070	414,135
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,210,412
#	InziControls Co., Ltd.	27,640	153,123
#	ISU Chemical Co., Ltd.	19,790	246,011
#	IsuPetasys Co., Ltd.	116,640	172,172
#	Jahwa Electronics Co., Ltd.	69,130	446,099
#	Jeil Mutual Savings Bank	40,900	346,728
	Jeil Pharmaceutical Co.	29,220	359,590
#	Jeonbuk Bank, Ltd.	164,370	1,488,604
*	Jinro, Ltd.	57	19,883
#	Joongang Construction Co., Ltd.	20,550	352,790
#	K.C. Tech Co., Ltd.	79,845	477,556
	KCC Corp.	29,050	16,925,888
* #	KCTC	6,030	190,626
#	Keangnam Enterprises, Ltd.	53,580	2,539,281
* #	KEC Corp.	116,249	180,310
* #	KEC Holdings Co., Ltd.	38,749	96,294
#	Keyang Electric Machinery Co., Ltd.	187,450	562,358
#	KG Chemical Corp.	36,983	318,909
* #	Kia Motors Corp.	931,590	10,303,411
#	KISWIRE, Ltd.	38,524	2,051,796
#	Kodenshi Korea Corp.	64,590	216,121
* #	Kolon Industries, Inc.	60,719	2,521,328
#	Korea Cast Iron Pipe Co., Ltd.	44,688	241,795
* #	Korea Circuit Co., Ltd.	57,220	245,887
#	Korea Development Co., Ltd.	40,490	1,103,394
#	Korea Development Leasing Corp.	9,522	432,575
#	Korea Electric Terminal Co., Ltd.	42,160	871,373
	Korea Exchange Bank	482,380	7,583,442
#	Korea Export Packing Industries Co., Ltd.	5,420	72,017
	Korea Fine Chemical Co., Ltd.	5,946	580,521
#	Korea Flange Co., Ltd.	18,630	312,335
#	Korea Investment Holdings Co., Ltd.	167,096	13,253,986
#	Korea Iron & Steel Co., Ltd.	38,530	3,303,202
#	Korea Kolmar Co., Ltd.	20,300	86,133
#	Korea Komho Petrochemical Co., Ltd.	48,369	3,647,893
	Korea Line Corp.	1,718	404,142
#	Korea Mutual Savings Bank	18,280	525,406
#	Korea Petrochemical Industry Co., Ltd.	17,160	1,150,777
#	Korea Polyol Co., Ltd.	9,632	602,008
#	Korea Zinc Co., Ltd.	35,825	5,274,822
	Korean Air Co., Ltd.	205,694	17,383,294
#	Korean Air Terminal Service Co., Ltd.	10,970	643,694
#	Korean French Banking Corp.	159,610	269,472
* #	KP Chemical Corp.	304,576	2,298,577
#	KPC Holdings Corp.	7,249	442,999
	KT Freetel, Ltd.	458,000	15,944,331
* #	KTB Network, Ltd.	163,610	2,060,198
#	Kukdo Chemical Co., Ltd.	15,960	460,561
*	Kukdong Corp.	32,500	47,669
	Kukje Pharm Ind. Co., Ltd.	30,180	122,498
#	Kumho Electronics Co., Ltd.	3,930	139,544
#	Kumho Industrial Co., Ltd.	74,975	5,484,114

24

#	Kumho Tire Co., Inc.	216,000	3,202,100
#	Kumkang Industrial Co., Ltd.	11,170	172,610
	Kunsul Chemical Industrial Co., Ltd.	22,480	465,633
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,065,607
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	151,659
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,171,405
#	Kyobo Securities Co., Ltd.	67,440	1,195,891
	Kyung Dong Navien Co., Ltd.	3,450	86,199
* #	Kyungbang Co., Ltd.	1,856	384,738
	Lee Ku Industrial Co., Ltd.	60,490	99,363
#	LG Chemical, Ltd.	199,708	21,382,826
	LG Corp.	381,163	32,582,793
	LG Dacom Corp.	63,060	1,699,254
	LG Electronics, Inc.	466,520	48,709,697
#	LG Fashion Corp.	50,470	1,761,008
#	LG International Corp.	82,553	1,874,831
* #	LG Phillips LCD Co., Ltd.	444,000	25,091,644
#	Lotte Chilsung Beverage Co., Ltd.	1,420	1,594,603
#	Lotte Confectionary Co., Ltd.	3,625	5,610,982
#	Lotte Sam Kang Co., Ltd.	4,440	1,113,469
#	LS Cable, Ltd.	67,340	7,757,255
*	Maniker Co., Ltd.	247,030	239,014
#	Meritz Securities Co., Ltd.	163,668	1,604,116
	Mi Chang Oil Industrial Co., Ltd.	3,650	138,116
#	MonAmi Co., Ltd.	9,490	125,802
#	Moorim Paper Co., Ltd.	57,710	741,875
	Motonic Corp.	640	56,210
#	Namhae Chemical Corp.	70,640	1,117,656
* #	Namkwang Engineering & Construction Co., Ltd.	29,601	427,512
*	Namsun Aluminum Co., Ltd.	14,470	142,396
#	Namyang Dairy Products Co., Ltd.	1,985	1,979,913
* #	Nasan Co., Ltd.	16,090	375,659
	Nexen Corp.	5,680	188,890
#	Nexen Tire Corp.	4,820	199,038
	NH Investment & Securities Co., Ltd.	54,071	713,009
#	Nong Shim Holdings Co., Ltd.	7,060	599,546
#	Noroo Paint Co., Ltd.	37,899	176,887
#	Ottogi Corp.	10,309	1,753,496
#	Pacific Pharmaceutical Co., Ltd.	3,840	179,403
#	Pang Rim Co., Ltd.	15,040	402,259
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
#	PaperCorea, Inc.	19,552	152,667
#	Pohang Coated Steel Co., Ltd.	15,650	408,107
#	Poong Lim Industrial Co., Ltd.	74,350	851,384
#	Poong San Corp.	123,590	2,707,892
	POSCO	420	267,064
#	POSCO ADR	1,060,011	167,343,937
#	Pulmuone Co., Ltd.	15,710	931,028
	Pum Yang Construction Co., Ltd.	21,917	356,645
	Pusan Bank	431,650	6,767,323
#	Pusan City Gas Co., Ltd.	37,100	1,074,679
* #	Pyung Hwa Holdings Co., Ltd.	42,576	123,466
#	Pyung Hwa Industrial Co., Ltd.	42,488	192,013
#	S&T Corp.	24,601	991,317

25

#	S&T Dynamics Co., Ltd.	138,204	1,801,045
* #	Saehan Industries, Inc.	162,470	1,748,112
* #	Saehan Media Corp.	116,770	181,151
#	Sam Kwang Glass Industrial Co., Ltd.	15,850	710,416
	Sam Whan Camus Co., Ltd.	9,400	115,487
#	Sam Yung Trading Co., Ltd.	13,840	91,534
#	Sambu Construction Co., Ltd.	23,868	1,339,100
* #	Samho International Co., Ltd.	12,120	309,948
	Samhwa Crown and Closure Co., Ltd.	3,100	96,255
	Samhwa Paints Industrial Co., Ltd.	48,610	184,375
* #	Samick Musical Instruments Co., Ltd.	621,710	534,135
	Samsung Climate Control Co., Ltd.	11,990	112,279
#	Samsung Corp.	632,820	44,598,002
#	Samsung Electro-Mechanics Co., Ltd.	99,520	5,238,850
#	Samsung Fine Chemicals Co., Ltd.	89,080	4,468,787
#	Samsung SDI Co., Ltd.	166,550	11,489,047
#	Samwhan Corp.	40,500	1,327,809
#	Samyang Corp.	29,585	1,794,540
#	Samyang Genex Co., Ltd.	9,472	835,894
	Samyang Tongsang Co., Ltd.	8,060	299,608
*	Samyoung Chemical Co., Ltd.	2,820	30,358
#	Samyoung Electronics Co., Ltd.	56,300	612,540
*	SAVEZONE I&C Corp.	166,200	523,185
*	SC Engineering Co., Ltd.	34,640	167,706
#	Seah Besteel Corp.	31,400	547,167
#	SEAH Holdings Corp.	10,789	1,277,793
#	SEAH Steel Corp.	14,125	697,306
#	Sebang Co., Ltd.	80,550	1,180,355
#	Sejong Industrial Co., Ltd.	101,600	546,900
	Sempio Foods Co.	16,170	343,541
#	Seondo Electric Co., Ltd.	35,800	97,116
#	Seoul Securities Co., Ltd.	683,569	1,394,738
*	SGWICUS Corp.	20,530	67,513
*	SH Chemical Co., Ltd.	44,940	392,421
#	Shin Heung Securities Co., Ltd.	39,843	532,708
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	214,662
#	Shin Young Securities Co., Ltd.	26,040	2,082,097
	Shin Young Wacoal, Inc.	273	44,019
	Shinhan Financial Group Co., Ltd.	91,506	4,972,958
	Shinpoong Pharmaceutical Co., Ltd.	13,200	363,402
#	Shinsegae Engineering & Construction Co., Ltd.	3,980	158,462
	Shinsung Engineering & Construction Co., Ltd.	38,300	300,416
#	Shinsung Engineering Co., Ltd.	108,470	513,546
* #	Shinsung Tongsang Co., Ltd.	34,250	168,829
* #	Silla Trading Co., Ltd.	18,890	183,470
#	Sindo Ricoh Co., Ltd.	27,650	2,035,863
#	SJM Co., Ltd.	60,580	389,546
	SK Co., Ltd.	129,764	30,452,838
*	Sk Energy Co., Ltd.	317,698	65,357,185
#	SK Gas Co., Ltd.	24,760	2,044,032
#	SKC Co., Ltd.	74,250	2,431,697
	SL Corp.	33,210	277,530
	Songwon Industrial Co., Ltd.	45,480	200,455
#	Soosan Heavy Industries Co., Ltd.	90,730	155,879
* #	Ssangyong Cement Industry Co., Ltd.	244,156	4,169,639

26

* #	Ssangyong Motor Co.	390,550	2,389,876
#	Suheung Capsule Co., Ltd.	52,170	315,209
	Sung Bo Chemicals Co., Ltd.	4,130	177,966
#	Sung Chang Enterprise Co., Ltd.	20,760	506,793
* #	Sung Shin Cement Co., Ltd.	60,720	961,758
#	Sungjee Construction Co., Ltd.	28,480	686,578
* #	Sungwon Corp.	69,880	838,676
#	Sunjin Co., Ltd.	7,650	220,187
#	Sunkyong Securities Co., Ltd.	384,280	1,277,444
#	Tae Kwang Industrial Co., Ltd.	2,881	4,343,594
#	Tae Kyung Industrial Co., Ltd.	92,200	469,837
#	Taegu Department Store Co., Ltd.	52,221	847,419
#	Taeyoung Engineering & Construction	242,600	3,068,826
#	Tai Han Electric Wire Co., Ltd.	146,747	9,915,228
	Tai Lim Packaging Industries Co., Ltd.	13,420	166,460
*	Taihan Textile Co., Ltd.	836	48,115
#	Telcoware Co., Ltd.	36,000	313,323
* #	The Will-Bes & Co., Ltd.	44,310	186,582
*	Tong Kook Corp.	607	1,030
#	Tong Yang Moolsan Co., Ltd.	12,890	126,602
* #	TRYBRANDS, Inc.	75,800	427,032
#	TS Corp.	11,001	593,072
#	Unid Co., Ltd.	32,400	1,259,491
* #	Unimo Technology Co., Ltd.	46,890	87,629
#	Union Steel Manufacturing Co., Ltd.	29,697	755,813
	Wiscom Co., Ltd.	32,980	147,860
#	Woori Financial Co., Ltd.	53,950	903,608
#	Woori Investment & Securities Co., Ltd.	333,310	8,756,162
	WooSung Feed Co., Ltd.	101,890	234,004
	YESCO Co., Ltd.	16,050	666,261
#	Yoosung Enterprise Co., Ltd.	106,520	472,321
#	Youlchon Chemical Co., Ltd.	82,970	679,641
*	Young Poong Mining & Construction Corp.	18,030	1,077
	Youngbo Chemical Co., Ltd.	33,000	92,158
#	Youngone Corp.	178,660	1,843,126
#	Youngpoong Corp.	4,220	2,690,123
#	YuHwa Securities Co., Ltd.	26,020	562,685
* #	Yuyang Telecom Co., Ltd.	11,200	142,777
*	Zinus, Inc.	9,330	7,596

TOTAL — SOUTH KOREA			1,017,310,701

TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
*	A.G.V. Products Corp.	2,006,000	673,360
*	Abocom Systems, Inc.	442,000	219,205
*	Acbel Polytech, Inc.	2,524,040	1,452,745
*	Accton Technology Corp.	2,528,000	1,358,202
	Allis Electric Co., Ltd.	749,320	246,830
	Ampoc Far East Co., Ltd.	727,200	296,047
	Amtran Technology Co., Ltd.	1,790,361	2,350,328
*	Apex Science & Engineering Corp.	496,000	110,362
*	Arima Computer Corp.	5,278,000	1,069,534
	Asia Cement Corp.	10,885,365	15,947,933
	Asia Chemical Corp.	1,582,000	883,905

27

	Asia Polymer Corp.	1,445,489	1,027,888
*	Asia Vital Components Co., Ltd.	1,133,322	796,207
	AU Optronics Corp.	3,785,317	7,427,849
	Audix Co., Ltd.	346,000	278,831
	Aurora Corp.	548,403	513,980
	Aurora Systems Corp.	281,000	180,428
	Avision, Inc.	1,144,982	666,313
	Bank of Kaohsiung Co., Ltd.	3,532,622	1,879,372
*	Behavior Tech Computer Corp.	1,580,791	440,374
*	Bes Engineering Corp.	9,541,443	2,504,409
	Biostar Microtech International Corp.	458,265	309,359
	C Sun Manufacturing, Ltd.	181,736	107,049
*	Carnival Industrial Corp.	2,482,000	558,972
	Cathay Chemical Works, Inc.	857,000	306,719
	Cathay Real Estate Development Co., Ltd.	6,249,421	3,078,537
	Central Reinsurance Co., Ltd.	1,591,744	811,003
	Chain Qui Development Co., Ltd.	272,173	364,196
	Champion Building Materials Co., Ltd.	1,326,538	555,088
	Chang Hwa Commercial Bank	33,184,459	19,641,936
*	Chang-Ho Fibre Corp.	192,000	87,345
	Charoen Pokphand Enterprises Co., Ltd.	787,000	351,120
	Cheng Loong Corp.	7,053,480	2,408,503
	Chenming Mold Industrial Corp.	762,348	272,538
	Chi Mei Optoelectronic Corp.	28,881,840	39,033,138
*	Chia Her Industrial Co., Ltd.	2,263,340	197,539
*	Chia Hsin Cement Corp.	3,768,000	3,216,852
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	61,134
*	Chien Shing Stainless Steel Co., Ltd.	1,934,000	538,659
*	Chien Tai Cement Co., Ltd.	238	9
	China Airlines	17,623,952	7,755,155
	China Chemical & Pharmaceutical Co.	1,877,264	1,004,717
	China Development Financial Holding Corp.	73,969,056	29,404,536
	China Electric Manufacturing Co., Ltd.	2,317,200	1,033,930
*	China General Plastics Corp.	2,402,000	693,664
	China Glaze Co., Ltd.	875,945	298,780
*	China Man-Made Fiber Co., Ltd.	7,318,813	2,848,567
	China Motor Co., Ltd.	6,106,749	4,756,974
*	China Petrochemical Development Corp.	12,493,000	5,488,435
*	China Rebar Co., Ltd.	439,188	61,531
	China Steel Structure Co., Ltd.	498,219	283,211
	China Synthetic Rubber Corp.	2,189,890	2,579,044
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	302,227
*	Chinatrust Financial Holdings Co., Ltd.	25,190,809	18,366,519
	Ching Feng Home Fashions Industries Co., Ltd.	391,190	224,497
	Chin-Poon Industrial Co., Ltd.	1,908,451	1,736,501
	Chun Yu Works & Co., Ltd.	1,800,000	530,910
	Chun Yuan Steel Industrial Co., Ltd.	3,002,026	1,164,770
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	1,171,288
	Chung Hwa Pulp Corp.	2,777,419	1,989,951
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	46,117,045	17,595,595
*	Clevo Co.	2,445,029	3,374,734
*	CMC Magnetics Corp.	23,164,000	8,611,671
	Collins Co., Ltd.	2,258,319	842,139

28

	Compal Electronics, Inc.	2,278,232	2,651,446
	Compeq Manufacturing Co., Ltd.	7,890,000	3,050,077
*	Compex International Co. Ltd.	46,400	288
	Continental Engineering Corp.	5,068,848	2,841,012
*	Cosmos Bank Taiwan	8,886,000	586,671
	CTCI Corp.	2,762,786	2,085,606
	CX Technology Co., Ltd.	82,728	49,404
	Cyntec Co., Ltd.	42,655	61,996
	Da-Cin Construction Co., Ltd.	1,684,579	746,239
*	Delpha Construction Co., Ltd.	1,684,044	372,343
*	Der Pao Construction Co., Ltd.	1,139,000	28,950
	Diamond Flower Electric Instrument Co., Ltd.	67,916	180,182
*	E.Sun Financial Holding Co., Ltd.	12,690,000	6,769,038
	Eastern Media International	8,164,235	3,008,818
	Eclat Textile Co., Ltd.	301,813	161,424
	Edom Technology Co., Ltd.	740,800	460,915
	Elan Microelectronics Corp.	1,495,361	2,991,866
	Elite Material Co., Ltd.	108,739	44,458
	Elite Semiconductor Memory Technology, Inc.	770,009	1,737,808
*	Elitegroup Computer Systems Co., Ltd.	7,355,975	3,694,617
	Enlight Corp.	1,891,549	561,156
*	EnTie Commercial Bank	2,083,474	528,027
	Eten Information Systems, Ltd.	842,009	1,222,641
*	Eva Airways Corp.	16,403,783	6,581,314
*	Ever Fortune Industrial Co., Ltd.	409,000	4,184
	Everest Textile Co., Ltd.	2,977,002	831,599
	Evergreen International Storage & Transport Corp.	5,977,000	3,103,926
	Evergreen Marine Corp., Ltd.	11,512,527	9,973,326
	Everlight Chemical Industrial Corp.	1,816,950	1,283,654
*	Everspring Industry Co., Ltd.	1,293,180	364,923
	Evertop Wire Cable Corp.	790,372	204,764
	Excel Cell Electronics Co., Ltd.	565,000	311,907
	Far East Textile, Ltd.	17,787,541	21,609,094
	Far Eastern Department Stores, Ltd.	5,509,225	6,622,679
*	Far Eastern International Bank	10,989,236	3,790,789
	Federal Corp.	2,762,286	1,651,689
	Feng Hsin Iron & Steel Co., Ltd.	333,000	505,946
*	FIC Global, Inc.	122,255	33,750
	First Copper Technology Co., Ltd.	2,024,750	807,261
	First Financial Holding Co., Ltd.	10,676,506	8,080,348
	First Hotel	495,322	438,930
*	First Steamship Co., Ltd.	728,000	1,402,628
	Formosa Taffeta Co., Ltd.	6,473,511	6,735,389
	Formosan Rubber Group, Inc.	2,419,000	1,299,382
	Formosan Union Chemical Corp.	223,848	86,906
	Fortune Electric Co., Ltd.	945,000	1,334,619
*	Fu I Industrial Co., Ltd.	290,400	98,434
	Fubon Financial Holding Co., Ltd.	27,533,000	24,192,260
	Fwuson Industry Co., Ltd.	1,474,000	478,293
*	G.T.M. Corp.	543,000	311,997
*	Giga Storage Corp.	2,039,898	565,476
	Giga-Byte Technology Co., Ltd.	4,964,287	3,270,596
	Gold Circuit Electronics, Ltd.	1,421,805	1,337,458
	Goldsun Development & Construction Co., Ltd.	7,993,038	3,987,756
	Good Will Instrument Co., Ltd.	365,400	264,218

29

	Gordon Auto Body Parts Co., Ltd.	1,034,830	421,985
*	Grand Pacific Petrochemical Corp.	3,594,000	1,353,245
	Grape King, Inc.	516,000	324,300
	Great China Metal Industry Co., Ltd.	1,577,000	756,546
	Great Wall Enterprise Co., Ltd.	1,960,398	1,837,206
	Hanpin Co., Ltd.	1,008,000	724,764
*	Helix Technology, Inc.	29,585	8,666
	Hey Song Corp.	3,012,000	1,230,478
*	Hitron Technologies, Inc.	619,000	198,334
*	Ho Tung Holding Corp.	3,279,628	985,579
*	Hocheng Corp.	2,354,000	802,769
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	387,590
*	Hong Ho Precision Textile Co., Ltd.	93,889	20,166
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	1,234,050
	Hong Yi Fiber Industry Co., Ltd.	573,000	168,441
	Hsin Kuang Steel Co., Ltd.	1,000,099	1,043,016
	Hsing Ta Cement Co., Ltd.	1,937,980	664,226
	Hua Eng Wire & Cable Co., Ltd.	3,555,035	1,281,558
	Hua Nan Financial Holding Co., Ltd.	86,428	58,141
*	Hualon Corp.	257,040	8,605
	Hung Ching Development & Construction Co., Ltd.	1,828,468	819,756
	Hung Poo Construction Corp.	1,378,650	1,135,651
	Hung Sheng Construction Co., Ltd.	3,201,000	2,326,236
*	Hwa Fong Rubber Co., Ltd.	296,000	77,825
	Inventec Corp.	10,683,697	6,012,598
*	Jean Co., Ltd.	190,000	76,295
	Jui Li Enterprise Co., Ltd.	692,000	234,488
	Jung Shing Wire Co., Ltd.	126,670	36,561
	K Laser Technology, Inc.	680,000	631,196
	Kang Na Hsiung Co., Ltd.	1,395,127	818,015
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	611,793
	Kaulin Manufacturing Co., Ltd.	820,050	722,682
	Kee Tai Properties Co., Ltd.	865,095	511,909
*	Kenda Rubber Industrial Co., Ltd.	1,868,505	1,306,488
	King Yuan Electronics Co., Ltd.	7,067,699	3,844,480
	Kingdom Construction Co., Ltd.	3,149,000	1,315,734
*	King’s Town Bank	4,624,012	1,452,625
	Kinpo Electronics, Inc.	9,219,368	3,189,400
	Knowledge-Yield-Excellence Systems Corp.	421,461	735,486
	Kung Long Batteries Industrial Co., Ltd.	173,000	194,938
*	Kuoyang Construction Co., Ltd.	641,029	349,752
*	Kwong Fong Industries Corp.	3,432,000	926,236
	Lan Fa Textile Co., Ltd.	2,082,930	795,485
*	Lead Data Co., Ltd.	2,222,140	779,212
*	Leadtek Research, Inc.	706,645	383,308
*	Lealea Enterprise Co., Ltd.	4,440,000	1,081,516
	Lee Chang Yung Chemical Industry Corp.	927,387	966,129
	Lee Chi Enterprises Co., Ltd.	845,900	296,061
	Lelon Co., Ltd.	919,118	361,302
*	Leofoo Development Co., Ltd.	1,940,000	932,835
	Les Enphants Co., Ltd.	157,740	109,200
*	Li Peng Enterprise Co., Ltd.	3,835,300	1,003,788
	Lian Hwa Foods Corp.	157,000	53,950
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	230,249
	Lien Hwa Industrial Corp.	3,951,884	2,061,654

30

	Lingsen Precision Industries, Ltd.	1,884,295	871,251
	Lite-On Technology Corp.	104,189	181,943
	Long Bon Development Co., Ltd.	2,355,943	1,344,647
	Long Chen Paper Co., Ltd.	2,964,713	1,152,664
	Lucky Cement Corp.	2,332,000	658,878
	Macronix International Co., Ltd.	19,524,255	9,922,826
	Mayer Steel Pipe Corp.	788,740	753,094
	Maywufa Co., Ltd.	192,264	108,007
	Mega Financial Holding Co., Ltd.	69,497,000	43,007,449
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	567,834	460,278
	Mercuries & Associates, Ltd.	2,495,980	1,606,980
*	Mercuries Data Co., Ltd.	1,131,800	230,272
	Merida Industry Co., Ltd.	447,260	891,587
	Microelectronics Technology, Inc.	1,938,000	1,232,220
	Micro-Star International Co., Ltd.	6,109,528	5,426,807
*	Microtek International, Inc.	819,062	140,485
	Mitac Technology Corp.	1,501,065	1,261,490
	Mobiletron Electronics Co., Ltd.	90,000	88,990
	Mospec Seminconductor Corp.	404,000	452,300
*	Mustek Systems, Inc.	1,637,514	398,728
*	Namchow Chemical Industrial Co., Ltd.	845,057	243,520
	Nankang Rubber Tire Co., Ltd.	214,570	271,544
	Nantex Industry Co., Ltd.	1,326,795	1,215,479
	Nanya Technology Co., Ltd.	18,587,706	9,991,021
*	New Asia Construction & Development Co., Ltd.	1,011,542	213,638
	Nien Hsing Textile Co., Ltd.	3,437,000	2,137,849
	Ocean Plastics Co., Ltd.	1,135,776	725,067
*	Optimax Technology Corp.	3,246,000	1,421,451
*	Opto Tech Corp.	885,609	852,480
*	Orient Semiconductor Electronics, Ltd.	648,713	177,155
	Oriental Union Chemical Corp.	3,890,280	4,416,833
*	Pacific Construction Co., Ltd.	4,079,256	471,101
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,189
	Pan Jit International, Inc.	913,155	918,802
	Phihong Technology Co., Ltd.	1,510,447	1,180,720
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	153,928
	Prince Housing & Development Corp.	3,240,036	1,671,851
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,100,424
	Promise Technology, Inc.	646,126	325,446
*	Qisda Corp.	8,765,400	9,208,297
*	Quintain Steel Co., Ltd.	2,785,000	578,614
	Radium Life Tech Corp.	791,114	589,753
*	Ralec Electronic Corp.	286,018	333,078
	Realtek Semiconductor Corp.	789,500	2,908,286
*	Rectron, Ltd.	877,300	118,833
*	Reward Wool Industry Corp.	965,000	286,261
*	Rexon Industrial Corp., Ltd.	1,026,820	266,049
*	Ritek Corp.	19,807,518	4,903,824
	Ruentex Development Co., Ltd.	2,897,000	2,384,644
	Ruentex Industries, Ltd.	2,485,000	1,963,431
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,406,684	1,060,698

31

	San Fang Chemical Industry Co., Ltd.	207,280	177,042
	Sanyang Industrial Co., Ltd.	4,477,000	3,289,904
	Sanyo Electric Co., Ltd.	971,000	1,113,619
	Senao International Co., Ltd.	149,474	181,486
	Shan-Loong Transportation Co., Ltd.	133,286	66,712
	Sheng Yu Steel Co., Ltd.	1,553,000	1,406,874
	Shihlin Electric & Engineering Corp.	1,643,000	1,659,982
	Shinkong Co., Ltd.	2,078,488	1,155,156
*	Shinkong Synthetic Fibers Co., Ltd.	7,613,342	2,557,523
*	Shuttle, Inc.	1,190,223	412,016
	Sigurd Microelectronics Corp.	220,000	134,180
	Silicon Integrated Systems Corp.	8,371,485	3,377,032
	Sincere Navigation Corp.	458,462	868,997
	Sinkang Industries Co., Ltd.	565,669	344,105
	Sinkong Spinning Co., Ltd.	943,311	556,614
	Sinon Corp.	2,114,700	631,910
	SinoPac Holdings Co., Ltd.	52,035,809	21,500,303
*	Sintek Photronics Corp.	5,083,182	1,426,135
	Siward Crystal Technology Co., Ltd.	654,405	423,015
*	Solomon Technology Corp.	1,916,000	1,259,842
	South East Soda Manufacturing Co., Ltd.	763,500	529,722
	Southeast Cement Co., Ltd.	3,235,700	1,138,470
*	Space Shuttle Hi-Tech Co., Ltd.	533,271	201,098
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	489,263
	Standard Foods Taiwan, Ltd.	1,647,000	794,741
	Stark Technology, Inc.	1,292,000	638,398
	Sunonwealth Electric Machine Industry Co., Ltd.	1,186,705	650,665
	Synnex Technology International Corp.	1,533,945	4,069,540
*	Syscom Computer Engineering Co.	446,000	145,113
	Sysware Systex Corp.	920,890	987,211
*	T JOIN Transportation Co.	2,598,000	1,150,741
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	1,415,190
*	Ta Chong Bank, Ltd.	12,806,906	4,224,695
	Ta Ya Electric Wire & Cable Co., Ltd.	3,476,213	1,085,673
	Ta Yih Industrial Co., Ltd.	192,000	139,905
	Tah Hsin Industrial Corp.	1,348,000	899,961
*	Tai Roun Products Co., Ltd.	379,000	105,846
	Ta-I Technology Co., Ltd.	831,508	652,437
*	Taichung Commercial Bank	7,343,961	3,052,630
	Tainan Spinning Co., Ltd.	8,733,000	3,852,050
*	Taishin Financial Holdings Co., Ltd.	50,636,000	21,747,075
*	Taisun Enterprise Co., Ltd.	1,931,721	546,364
*	Taita Chemical Co., Ltd.	1,723,690	562,084
*	Taiwan Business Bank	33,344,549	10,351,954
	Taiwan Cement Corp.	12,184,958	17,942,835
	Taiwan Cooperative Bank	17,725,959	13,206,876
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,653,957
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	69,831
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	75,143
	Taiwan Glass Industrial Corp.	5,433,094	5,697,454
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,067,777	812,455
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	307,135
*	Taiwan Kolin Co., Ltd.	5,797,000	2,001,263
	Taiwan Line Tek Electronic Co., Ltd.	431,019	250,902
	Taiwan Mask Corp.	1,940,000	1,077,355

32

*	Taiwan Navigation Co., Ltd.	684,898	1,413,847
	Taiwan Polypropylene Co., Ltd.	1,756,680	1,250,172
*	Taiwan Pulp & Paper Corp.	2,218,000	764,827
*	Taiwan Sakura Corp.	1,612,397	565,624
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	597,683
	Taiwan Styrene Monomer Corp.	3,576,560	1,598,072
*	Taiwan Tea Corp.	4,944,381	2,275,868
	Taiyen Biotech Co., Ltd.	1,562,000	1,143,693
*	Tatung Co., Ltd.	22,351,000	11,371,793
*	Teapo Electronic Corp.	2,021,670	428,977
	Teco Electric & Machinery Co., Ltd.	13,456,834	7,170,415
	Tecom, Ltd.	1,440,753	924,564
	Test-Rite International Co., Ltd.	1,318,753	793,473
	Tex-Ray Industrial Co., Ltd.	724,000	298,039
	The Ambassador Hotel	605,000	535,578
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,886,446	942,406
	Thye Ming Industrial Co., Ltd.	164,000	326,717
	Ton Yi Industrial Corp.	6,794,810	2,887,920
	Tong Yang Industry Co., Ltd.	434,660	389,266
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	72,626
*	Tsann Kuen Enterprise Co., Ltd.	1,037,000	1,415,827
	TSRC Corp.	1,874,400	2,542,745
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	117,342
	Tung Ho Steel Enterprise Corp.	2,688,555	4,074,980
*	Twinhead International Corp.	1,446,017	192,229
	TYC Brother Industrial Co., Ltd.	623,241	419,630
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	573,960
	Tze Shin International Co., Ltd.	890,400	524,019
*	Union Bank of Taiwan	8,732,577	1,995,255
*	Union Insurance Co., Ltd.	189,469	79,463
	Unitech Electronics Co., Ltd.	1,280,174	585,133
	Unitech Printed Circuit Board Corp.	1,898,348	1,953,932
	United Integration Service Co., Ltd.	930,000	784,473
	United Microelectronics Corp.	84,774,374	50,714,321
*	Universal Cement Corp.	3,146,585	1,392,434
	Universal Microelectronics Co., Ltd.	729,010	465,690
	Universal Scientific Industrial Co., Ltd.	3,874,816	2,301,650
	Universal, Inc.	622,000	242,723
	UPC Technology Corp.	4,093,498	2,289,211
	USI Corp.	4,010,000	2,168,929
*	U-TECH Media Corp.	1,265,799	418,537
*	Ve Wong Corp.	725,000	456,814
*	Visual Photonics Epitacy Co., Ltd.	86,000	141,832
	Walsin Lihwa Corp.	18,018,412	7,907,959
	Walsin Technology Corp., Ltd.	3,477,513	3,017,612
	Wan Hwa Enterprise Co., Ltd.	1,187,827	581,066
	Waterland Financial Holdings	12,628,620	3,905,556
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	430,298
*	Wei Chuan Food Corp.	1,007,000	578,707
	Weltrend Semiconductor, Inc.	898,160	1,046,977
	Winbond Electronics Corp.	29,524,000	8,464,152
	Wintek Corp.	7,268,000	9,722,046
	WPG Holdings Co., Ltd.	1,006,464	1,208,329
*	Wus Printed Circuit Co., Ltd.	3,003,928	916,899

33

*	Ya Hsin Industrial Co., Ltd.	1,936,000	357,652
	Yageo Corp.	19,773,840	7,437,584
	Yang Ming Marine Transport Corp.	8,308,906	6,515,835
	Yeung Cyang Industrial Co., Ltd.	593,154	685,077
*	Yi Jinn Industrial Co., Ltd.	1,966,000	320,151
	Yieh Phui Enterprise Co., Ltd.	7,957,927	3,075,289
	Yosun Industrial Corp.	1,309,981	1,066,872
*	Yuanta Financial Holding Co., Ltd.	9,699,422	6,503,242
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,442,057	3,634,827
	Yulon Motor Co., Ltd.	6,333,184	6,438,591
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	76,033
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	588,416
	Yung Tay Engineering Co., Ltd.	2,407,000	1,878,579
	Zig Sheng Industrial Co., Ltd.	3,215,450	767,469

TOTAL — TAIWAN			875,745,682

THAILAND — (2.5%)
COMMON STOCKS — (2.5%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	539,800	165,859
*	Adkinson Securities PCL (Foreign)	26,881,000	722,704
*	Advance Agro PCL (Foreign)	1,859,030	2,073,370
	Aromatics (Thailand) PCL (Foreign)	3,289,900	6,269,253
#	Asia Plus Securities PCL (Foreign)	7,008,500	811,679
	Ayudhya Insurance PCL	228,500	139,743
	Bangkok Bank PCL (Foreign)	5,539,200	18,819,942
#	Bangkok Bank PCL (Foreign) NVDR	3,612,100	12,272,443
	Bangkok Expressway PCL (Foreign)	5,353,500	3,606,169
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	248,785
	Bangkok Insurance PCL (Foreign)	87,880	737,364
*	Bangkok Land PCL (Foreign)	39,735,803	903,954
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	885,697
#	Bank of Ayudhya PCL (Foreign) NVDR	16,377,100	13,305,865
	Banpu PCL (Foreign)	895,800	11,962,526
	Big C Supercenter PCL (Foreign)	1,274,800	1,647,758
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	3,142,453
#	Capital Nomura Securities PCL (Foreign)	370,100	399,103
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	116,787
	Central Plaza Hotel PCL (Foreign)	5,422,500	881,121
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,011,122
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	156,342
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,162,039
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,380,382
	Erawan Group PCL (Foreign)	3,812,400	450,538
	GMM Grammy PCL (Foreign)	338,100	106,882
*	Golden Land Property PCL (Foreign)	232,500	51,518
*	Golden Land Property PCL (Foreign) NVDR	570,000	126,302
	Hana Microelectronics PCL (Foreign)	935,000	596,676
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,435,553
	ICC International PCL (Foreign)	2,755,000	3,245,605
*	Italian-Thai Development PCL	7,760,200	1,811,229
* #	Italian-Thai Development PCL (Foreign) NVDR	4,900,000	1,179,851
	Jasmine International PCL (Foreign)	54,242,600	641,023
	Kang Yong Electric PCL (Foreign)	236,200	324,494
	Kasikornbank PCL (Foreign)	1,530,000	3,887,436

34

	KGI Securities One PCL (Foreign)	14,256,100	1,204,593
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	95,759
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,489,322
*	Krung Thai Bank PCL	9,801,600	2,929,040
	Krung Thai Bank PCL (Foreign)	40,093,900	11,963,908
	Krungthai Card PCL (Foreign)	1,326,700	1,195,490
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	1,773,779
	Lalin Property PCL (Foreign)	4,561,600	450,129
#	Loxley PCL (Foreign)	17,739,300	1,268,310
*	Magnecomp Precision Technology (Foreign)	15,950,000	1,253,475
	MBK Development PCL (Foreign)	903,400	1,788,250
	MK Real Estate Development PCL (Foreign)	5,772,100	399,046
*	M-Link Asia Corp. PCL (Foreign)	2,984,609	100,523
	Modernform Group PCL (Foreign)	46,000	54,362
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	777,688
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	969,968
	Noble Development PCL (Foreign)	2,425,600	326,782
*	Pacific Assets PCL (Foreign)	1,034,500	133,257
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,678,954
	Polyplex PCL (Foreign)	5,424,000	961,489
	Power Line Engineering PCL (Foreign)	4,061,300	605,940
	Pranda Jewelry PCL (Foreign)	610,000	163,099
*	Property Perfect PCL (Foreign)	3,707,900	422,852
	PTT Chemical PCL (Foreign)	4,915,610	17,427,379
	Quality Houses PCL (Foreign)	47,936,200	3,144,054
	Regional Container Lines PCL (Foreign)	6,950,000	5,954,650
	Rojana Industrial Park PCL (Foreign)	222,600	109,171
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	1,959,377
	Saha Pathanapibul PCL (Foreign)	1,367,000	755,238
	Saha-Union PCL (Foreign)	3,025,300	1,635,660
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	1,985,042
#	Sansiri PCL (Foreign)	10,262,900	1,061,235
	SC Asset Corp. PCL (Foreign)	1,345,200	387,494
	Seamico Securities PCL (Foreign)	5,788,600	567,786
* #	Shinawatra Satellite PCL (Foreign)	11,230,400	3,351,120
	Siam Commercial Bank PCL (Foreign)	4,716,800	11,984,483
	Siam Industrial Credit PCL (Foreign)	1,840,950	180,573
#	Siam Makro PCL (Foreign)	331,200	944,259
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,304,787
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	469,165
	Supalai PCL (Foreign)	10,329,366	1,074,211
	SVOA PCL (Foreign)	4,744,000	189,213
	Tata Steel (Thailand) PCL (Foreign)	12,239,300	636,418
	Thai Plastic & Chemicals PCL (Foreign)	3,839,200	2,189,130
	Thai Rayon PCL (Foreign)	165,000	375,360
*	Thai Rung Union Car PCL (Foreign)	5,386,250	429,659
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	395,813
	Thai Wacoal PCL (Foreign)	93,300	92,342
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	121,257
	Thanachart Capital PCL (Foreign)	12,543,100	5,336,307
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,600,245
	Tipco Asphalt PCL (Foreign)	157,500	118,657
	Tipco Asphalt PCL (Foreign)	246,356	185,600
	Tisco Bank PCL (Foreign) NVDR	246,000	196,233
* #	TMB Bank PCL (Foreign)	70,353,200	3,013,875

35

*	Total Access Communication PLC ADR	1,264,380	1,289,668
#	TPI Polene PCL (Foreign)	13,440,324	5,281,226
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	112,747
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	222,231
	Univentures PCL (Foreign)	3,481,400	302,395
#	Vanachai Group PCL (Foreign)	9,076,500	1,115,540
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	115,914
	Vinythai PCL (Foreign)	5,213,817	1,186,096
TOTAL COMMON STOCKS			218,487,192

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	14,136
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	145,085
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	25,624
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	17,468
*	TMB Bank PCL (Foreign) Rights 12/20/07	34,761,516	51,350
TOTAL RIGHTS/WARRANTS			253,663

TOTAL — THAILAND			218,740,855

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	389,659
	Akbank T.A.S.	4,025,298	28,907,410
*	Akenerji Elektrik Uretim A.S.	216,113	1,896,043
	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,720,985
	Aksigorta A.S.	1,550,206	9,560,286
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	281,781
	Alarko Holding A.S.	815,561	2,640,626
	Alkim Alkali Kimya A.S.	45,205	246,627
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	687,109
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	2,819,866
	Anadolu Cam Sanayii A.S.	1,302,498	2,699,515
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	416,353
	Arcelik A.S	92,828	637,863
*	Ayen Enerji A.S.	600,828	1,433,311
	Aygaz A.S.	1,199,987	5,010,297
	Bagfas Bandirma Gubre Fabrikalari A.S.	13,996	700,055
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	968,665
	Bati Anabolu Cimento A.S.	255,022	2,264,196
	Bati Soeke Cimento Sanayi A.S.	183,843	470,075
*	Beko Elektronik A.S.	283,333	494,610
	Bolu Cimento Sanayii A.S.	618,428	1,240,967
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	906,572
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	777,189
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	581,727
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	697,759
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,647,435
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	96,299	299,427
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	14,701,059
	Dogus Otomotiv Servis ve Ticaret A.S.	426,889	2,810,471
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	3,602,322

36

*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	1,077,288
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	74,318
	Enka Insaat ve Sanayi A.S.	32,525	521,509
	Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	38,192,276
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	243,813
*	Goldas Kuyumculuk Sanayi A.S.	630,228	1,482,274
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,408,217
*	Goodyear Lastikleri T.A.S.	50,050	635,227
*	GSD Holding A.S.	2,261,921	2,976,053
*	Gunes Sigorta A.S.	578,342	955,217
	Hektas Ticaret T.A.S.	380,059	387,527
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	137,857
*	Ihlas Holding A.S.	2,743,806	2,511,903
*	Izmir Demir Celik Sanayii A.S.	575,981	1,208,516
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	2,200,452
	Karton Sanayi ve Ticaret A.S.	5,771	293,459
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	228,585
*	Koc Holding A.S. Series B	3,802,822	19,082,256
	Konya Cimento Sanayii A.S.	3,926	180,879
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	2,067,608
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	1,044,913
*	Marmari Marti Otel Isletmeleri A.S.	869,614	868,797
	Marshall Boya ve Vernik Sanayii A.S.	27,295	359,574
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	710,754
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	541,287
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	1,043,557
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	851,706
	Otobus Karoseri Sanayi A.S.	57,850	939,811
*	Parsan Makina Parcalari Sanayii A.S.	247,602	586,027
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	919,126
	Pinar Sut Mamulleri Sanayii A.S.	183,609	1,220,616
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,911
*	Sabah Yayincilik A.S.	31,938	102,547
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	389,270
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	986,793
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	789,538
*	Tat Konserve Sanayii A.S.	176,814	426,977
*	Tekstil Bankasi A.S.	379,143	609,385
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	937,802
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	3,652,872
	Trakya Cam Sanayii A.S.	2,543,706	6,070,380
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	4,089,713
*	Turk Demir Dokum Fabrikalari A.S.	125,038	997,359
	Turk Sise ve Cam Fabrikalari A.S.	5,077,954	9,784,617
	Turkiye Garanti Bankasi A.S.	4,310,290	37,541,819
	Turkiye Is Bankasi A.S.	3,125,538	20,019,995
	Ulker Biskuvi Sanayi A.S.	229,705	924,129
	USAS Ucak Servisi A.S.	134,650	276,138
*	Uzel Makina Sanayii A.S.	250,039	439,747
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	2,112,387
	Yapi Kredi Finansal Kiralama A.S.	45,196	136,208
*	Yapi ve Kredi Bankasi A.S.	3,551,131	13,101,138
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,839,488

TOTAL — TURKEY			283,693,877

37

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (8.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $116,699,233 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/36 to 10/01/37 & FNMA, rates ranging from 4.153%(r) to 5.500%, maturities ranging from 08/01/13 to 02/01/36, valued at $101,562,724 ) to be repurchased at $99,609,716	$99,571	99,571,298
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $122,455,360 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 12/01/32 to 11/01/37 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/24 to 11/01/37, valued at $102,003,207 ) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $691,693,391 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 01/01/24 to 10/01/36 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/18 to 11/01/37, valued at $546,185,122 ) to be repurchased at $535,680,003	535,473	535,473,400
TOTAL SECURITIES LENDING COLLATERAL			735,044,698

TOTAL INVESTMENTS - (100.0%) (Cost $5,271,689,547)			$8,902,105,736

See accompanying Notes to Financial Statements.

38

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Shares	Value ††

BRAZIL — (12.2%)
COMMON STOCKS — (2.8%)
Companhia Siderurgica Nacional SA Sponsored ADR	36,000	$2,768,760
Companhia Vale do Rio Doce ADR	261,200	9,032,296
Empresa Brasileira de Aeronautica SA	90,900	993,831
Eternit SA	9,450	33,631
Perdigao SA	40,800	981,367
Tractebel Energia SA	51,200	635,466
Weg SA	12,000	162,057
TOTAL COMMON STOCKS		14,607,408

PREFERRED STOCKS — (9.4%)
Aracruz Celulose SA Sponsored ADR	23,500	1,800,570
Banco Bradesco SA Sponsored ADR	154,600	4,970,390
Banco Itau Holding Financeira SA ADR	184,600	5,083,884
Braskem SA Special Preferred A Sponsored ADR	11,300	201,705
Centrais Electricas de Santa Catarina SA	9,050	211,522
Companhia Brasileira de Petroleo Ipiranga SA	52,900	811,485
Companhia Vale do Rio Doce Sponsored ADR	223,600	6,468,748
Duratex SA	81,800	2,039,639
Gerdau SA Sponsored ADR	150,200	4,222,122
Gol Linhas Aereas Inteligentes SA	23,800	609,770
Investimentos Itau SA	430,230	3,119,869
Klabin SA	311,800	1,231,407
Marcopolo SA	38,000	163,217
Metalurgica Gerdau SA	37,600	1,463,562
* Net Servicos de Comunicacao SA	28,391	421,264
Sadia SA ADR	29,500	1,805,400
Suzano Papel e Celullose SA	95,600	1,594,489
Suzano Petroquimica SA	31,600	177,504
Telecomunicacoes de San Paulo SA ADR	24,200	635,734
Uniao de Industrias Petroquimicas SA Series B	114,000	138,629
Unibanco-Uniao de Bancos Brasileiros SA GDR	35,140	5,261,161
Usinas Siderurgicas de Minas Gerais SA Series A	80,250	4,069,128
Vivo Participacoes SA ADR	200,000	1,156,000
Votorantim Celulose e Papel SA Sponsored ADR	42,800	1,421,816
TOTAL PREFERRED STOCKS		49,079,015

TOTAL — BRAZIL		63,686,423

CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Banco de Chile Series F ADR	4,906	247,753
Banco de Credito e Inversiones SA Series A	8,868	268,170
Banco Santander Chile SA ADR	7,000	336,700
Cap SA	29,341	869,878

1

	Colbun SA	2,505,808	544,795
	Compania General de Electricidad SA	22,917	185,709
*	Compania SudAmericana de Vapores SA	208,349	473,567
	Compania Telecomunicaciones de Chile SA Sponsored ADR	62,700	508,497
	CorpBanca SA	38,136,342	267,584
	Distribucion y Servicio D&S SA ADR	17,200	570,868
	Embotelladora Andina SA Series B	51,938	153,982
	Embotelladora Andina SA Series B ADR	5,000	85,000
	Empresa Nacional de Electricidad SA Sponsored ADR	27,755	1,125,188
	Empresa Nacional de Telecomunicaciones SA	32,414	496,509
	Empresas CMPC SA	18,810	691,466
	Empresas Copec SA	233,127	4,129,889
	Empresas Iansa SA	2,005,366	154,539
#	Enersis SA Sponsored ADR	73,956	1,292,011
*	Madeco SA	1,535,966	192,804
*	Madeco SA Sponsored ADR	10,700	126,795
	Parque Arauco SA	110,888	131,501
	S.A.C.I. Falabella SA	94,265	511,615
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,700	474,282
TOTAL COMMON STOCKS			13,839,102

RIGHTS/WARRANTS — (0.0%)
*	Cia General de Electricidad SA Rights 12/13/07	2,517	149

TOTAL — CHILE			13,839,251

CHINA — (3.7%)
COMMON STOCKS — (3.7%)
*	Air China, Ltd.	106,000	134,880
	Aluminum Corp. of China, Ltd. ADR	1,100	62,238
	AMVIG Holdings, Ltd.	36,000	50,903
*	Angang Steel Co., Ltd.	78,000	242,826
*	Anhui Conch Cement Co., Ltd.	6,000	51,852
*	Bank of China, Ltd.	1,433,000	749,409
	Bank of Communications Co., Ltd.	251,000	398,505
	Beijing Capital International Airport Co., Ltd.	112,000	192,201
*	Beijing Capital Land, Ltd.	58,000	43,846
*	Brilliance China Automotive Holdings, Ltd.	188,000	39,717
*	Byd Co., Ltd.	12,500	96,167
	Chaoda Modern Agriculture	240,300	225,887
*	China Aerospace International Holdings, Ltd.	133,200	23,611
	China Construction Bank Corp.	1,070,000	1,036,138
*	China COSCO Holdings Co., Ltd.	51,500	193,718
	China Development Financial Holding Corp.	2,065,314	821,014
	China Everbright International, Ltd.	100,000	49,690
* #	China Everbright, Ltd.	46,000	151,948
*	China Foods, Ltd.	142,000	106,101
	China Gas Holdings, Ltd.	104,000	47,585
	China Infrastructure Machinery Holdings, Ltd.	32,000	61,795
*	China Insurance International Holdings Co., Ltd.	31,000	84,482
*	China Life Insurance Co., Ltd.	22,000	121,072
*	China Life Insurance Co., Ltd. ADR	2,600	214,734
	China Mengniu Dairy Co., Ltd.	38,000	137,026
	China Merchants Holdings (International) Co., Ltd.	78,000	506,694

2

*	China Mining Resources Group, Ltd.	270,000	26,000
	China Mobile, Ltd. Sponsored ADR	17,400	1,594,884
*	China National Building Material Co., Ltd.	14,000	61,460
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	5,300	339,571
*	China Oilfield Services, Ltd.	42,000	100,418
#	China Power International Development, Ltd.	182,000	91,433
	China Resources Power Holdings Co., Ltd.	70,000	242,506
	China Shenhua Energy Co., Ltd.	48,000	285,516
*	China Shipping Container Lines Co., Ltd.	312,950	285,673
*	China Shipping Development Co., Ltd.	38,000	104,504
*	China Southern Airlines Co., Ltd. ADR	500	31,160
*	China Telecom Corp., Ltd.	430,000	346,028
*	China Telecom Corp., Ltd. ADR	1,300	104,988
	China Travel International Investment Hong Kong, Ltd.	310,000	208,680
	China Unicom, Ltd.	200,000	465,940
	China Unicom, Ltd. ADR	3,400	78,574
	China Yurun Food Group, Ltd.	35,000	57,751
	Citic Pacific, Ltd.	89,000	504,013
*	CITIC Resources Holdings, Ltd.	250,000	153,802
	CNOOC, Ltd.	427,000	784,212
	CNOOC, Ltd. ADR	1,000	184,570
	COSCO International Holdings, Ltd.	38,000	42,855
	COSCO Pacific, Ltd.	122,000	341,329
*	Dalian Port (PDA) Co., Ltd.	54,000	40,707
	Datang International Power Generation Co., Ltd.	164,000	149,421
	Denway Motors, Ltd.	530,000	346,868
*	Enerchina Holdings, Ltd.	110,500	5,461
#	FU JI Food & Catering Services	17,000	42,659
	Geely Automobile Holdings, Ltd.	360,000	47,982
	Global Bio-Chem Technology Group Co., Ltd.	124,000	33,837
*	Golden Eagle Retail Group, Ltd.	33,000	35,908
	GOME Electrical Appliances Holdings, Ltd.	98,000	202,915
*	Great Wall Motor Co., Ltd.	32,000	49,117
	Guangdong Investment, Ltd.	310,000	180,187
*	Guangshen Railway Co., Ltd. Sponsored ADR	1,600	58,704
	Guangzhou R&F Properties Co., Ltd.	19,200	82,843
	GZI Transport, Ltd.	76,000	48,808
#	Hengan International Group Co., Ltd.	20,000	87,433
	HKC (Holdings), Ltd.	312,086	99,689
	Hopson Development Holdings, Ltd.	56,000	176,632
*	Huadian Power International Corp.	124,000	65,249
*	Huaneng Power International, Inc.	130,000	139,120
*	Huaneng Power International, Inc. ADR	1,500	64,350
*	Hunan Non-Ferrous Metal Corp., Ltd.	134,000	97,500
*	Industrial and Commercial Bank of China (Asia), Ltd.	1,457,000	1,168,457
*	Jiangsu Express Co., Ltd.	110,000	112,396
*	Jiangxi Copper Co., Ltd.	39,000	103,704
	Lenova Group, Ltd.	148,000	131,349
#	Li Ning Co., Ltd.	38,000	129,430
*	Maanshan Iron and Steel Co., Ltd.	144,000	103,561
	Minmetals Resources, Ltd.	148,000	101,000
	Neo-China Group (Holdings), Ltd.	62,000	58,543
	Nine Dragons Paper Holdings, Ltd.	47,000	117,414
	PICC Property and Casualty Co., Ltd.	122,000	190,430
	Ping An Insurance (Group) Co. of China, Ltd.	21,000	233,695

3

*	Semiconductor Manufacturing International Corp.	1,938,000	184,111
*	Semiconductor Manufacturing International Corp. ADR	1,700	8,160
*	Shanghai Electric Group Co., Ltd.	192,000	153,009
*	Shenzhen Expressway Co., Ltd.	42,000	42,415
	Shenzhen International Holdings, Ltd.	872,500	127,006
	Shenzhen Investment, Ltd.	220,000	169,232
*	Shenzhou International Group	55,000	24,771
	Shimao Property Holdings, Ltd.	129,000	380,597
	Shougang Concord International Enterprises Co., Ltd.	108,000	45,636
#	Sinofert Holdings, Ltd.	54,000	43,352
	Sinolink Worldwide Holdings, Ltd.	170,000	41,878
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	600	37,776
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	240,000	92,207
	Sinotrans, Ltd.	131,000	64,338
	SRE Group, Ltd.	84,000	27,317
	Tianjin Development Holdings, Ltd.	38,000	44,641
*	Towngas China Co., Ltd.	22,000	12,508
	TPV Technology, Ltd.	132,000	83,672
*	Travelsky Technology, Ltd.	93,000	99,913
	Weichai Power Co., Ltd.	13,000	100,267
*	Weiqiao Textile Co., Ltd.	40,000	59,310
*	Xinao Gas Holdings, Ltd.	54,000	100,518
*	Yanzhou Coal Mining Co., Ltd.	68,000	140,160
*	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	500	51,545
	Zhejiang Expressway Co., Ltd.	128,000	182,843
*	Zijin Mining Group Co., Ltd.	76,000	111,581
*	ZTE Corp.	22,800	109,336
TOTAL COMMON STOCKS			19,323,374

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/30/09	14,100	724

TOTAL — CHINA			19,324,098

CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
	CEZ A.S.	31,512	2,336,979
	Komercni Banka A.S.	5,207	1,174,597
	Telefonica 02 Czech Republic A.S.	42,731	1,300,795
*	Unipetrol A.S.	27,775	501,417

TOTAL — CZECH REPUBLIC			5,313,788

HUNGARY — (1.3%)
COMMON STOCKS — (1.3%)
	EMASZ RT	942	130,018
*	Fotex NYRT	34,901	176,180
	Magyar Telekom Telecommunications P.L.C.	145,283	758,289
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	64,584
#	MOL Hungarian Oil & Gas NYRT	17,480	2,504,212
	OTP Bank NYRT	58,033	2,860,628
*	Pannonplast NYRT	13,775	116,666
*	RABA Automotive Holding NYRT	11,416	126,697
*	Synergon Information Systems	10,629	104,038

TOTAL — HUNGARY			6,841,312

4

INDIA — (12.1%)
COMMON STOCKS — (12.1%)
	Aban Offshore, Ltd.	4,766	552,322
	Adani Enterprises, Ltd.	40,467	816,542
	Aditya Birla Nuvo, Ltd.	17,301	687,209
	Adlabs Films, Ltd.	10,964	267,097
	Alfa Laval (India), Ltd.	946	23,805
	Alok Industries, Ltd.	48,779	92,946
	Alstom Projects India, Ltd.	11,663	277,426
	Ambuja Cements, Ltd.	133,567	503,865
	Amtek Auto, Ltd.	30,796	351,156
	Apollo Tyres, Ltd.	102,440	107,974
*	Arvind Mills, Ltd.	104,032	197,090
	Asahi India Glass, Ltd.	26,738	68,112
	Asea Brown Boveri India, Ltd.	9,765	384,302
	Ashapura Minechem, Ltd.	7,200	60,759
	Asian Hotels, Ltd.	4,300	69,720
	Asian Paints (India), Ltd.	7,500	188,064
	Astra Microwave Products, Ltd.	14,854	45,812
	Axis Bank, Ltd.	47,988	1,127,569
	Bajaj Auto Finance, Ltd.	5,768	48,166
	Bajaj Auto, Ltd.	7,812	534,778
	Bajaj Hindusthan, Ltd.	18,256	98,882
	Balaji Telefilms, Ltd.	11,012	95,919
	Ballarpur Industries, Ltd.	58,760	226,932
	Bank of Maharashtra, Ltd.	77,935	151,591
*	Bannari Amman Sugars, Ltd.	1,400	30,194
	BASF India, Ltd.	8,278	53,054
*	Bata India, Ltd.	15,997	91,338
	BEML, Ltd.	6,037	253,168
	Berger Paints India, Ltd.	49,000	57,988
	Bharat Forge, Ltd.	35,107	279,363
	Bharati Shipyard, Ltd.	9,470	170,997
	Bhushan Steel & Strips, Ltd.	6,126	208,880
	Birla Corp., Ltd.	21,794	190,081
	Blue Star, Ltd.	10,894	121,521
	BOC India, Ltd.	18,836	69,632
	Bombay Dyeing & Manufacturing Co., Ltd.	10,178	186,994
	Bongaigaon Refinery & Petrochemicals, Ltd.	58,753	141,760
	Bosch Chassis Systems India	900	7,907
	Britannia Industries, Ltd.	5,743	217,315
*	Cambridge Solutions, Ltd.	17,830	38,261
	Carborundum Universal, Ltd.	21,879	94,758
	Ceat, Ltd.	13,939	69,233
	Century Textiles & Industries, Ltd.	16,744	470,646
	CESC, Ltd.	23,197	369,340
	Chambal Fertilizers & Chemicals, Ltd.	90,740	143,246
	Chennai Petroleum Corp., Ltd.	33,791	349,012
	Chettinad Cement Corp., Ltd.	800	9,015
	CMC, Ltd.	5,340	132,458
	Colgate-Palmolive (India), Ltd.	8,968	86,489
	Coromandel Fertilisers, Ltd.	43,187	127,362

5

	Cranes Software International, Ltd.	21,490	66,294
	CRISIL, Ltd.	636	55,422
	Crompton Greaves, Ltd.	49,217	527,344
	Cummins India, Ltd.	34,897	372,857
	Dabur India, Ltd.	42,601	118,895
	Dalmia Cement (Bharat), Ltd.	3,900	48,249
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	36,297	131,703
*	Dish TV India, Ltd.	39,984	83,209
	E.I.D. - Parry (India), Ltd.	18,565	75,017
	EIH, Ltd.	77,121	317,441
	Electrosteel Casings, Ltd.	78,500	166,187
*	Escorts, Ltd.	16,186	62,332
	Essel Propack, Ltd.	40,846	60,601
	Exide Industries, Ltd.	190,815	344,583
	FAG Bearings (India), Ltd.	5,070	80,412
	Federal Bank, Ltd.	33,038	264,311
	Finolex Cables, Ltd.	46,600	107,184
	Finolex Industries, Ltd.	36,143	76,998
	Gammon India, Ltd.	9,039	127,165
	Geodesic Information Systems, Ltd.	29,058	139,256
	Geometric, Ltd.	16,569	30,211
	GHCL, Ltd.	18,278	77,132
	Gillette India, Ltd.	800	17,264
	GlaxoSmithKline Consumer Healthcare, Ltd.	10,086	182,900
	Godrej Consumer Products, Ltd.	18,400	59,820
	Godrej Industries, Ltd.	33,592	238,461
	Great Eastern Shipping Co., Ltd.	34,046	425,157
	Great Offshore, Ltd.	8,511	196,269
	Greaves Cotton, Ltd.	9,499	80,429
	GTL, Ltd.	51,006	323,343
	Gujarat Alkalies & Chemicals, Ltd.	17,941	91,554
	Gujarat Ambuja Exports, Ltd.	37,000	67,651
	Gujarat Fluorochemicals, Ltd.	8,896	155,606
	Gujarat Gas Co., Ltd.	8,580	75,042
	Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	142,047
	Gujarat State Fertilizers & Chemicals, Ltd.	18,025	120,386
	H.E.G., Ltd.	13,472	145,319
	HCL Infosystems, Ltd.	19,952	116,126
	HCL Technologies, Ltd.	48,064	388,897
	HDFC Bank ADR	17,500	2,353,575
	Hero Honda Motors, Ltd. Series B	16,024	293,662
	Hexaware Technologies, Ltd.	21,369	41,950
	Hikal, Ltd.	3,700	39,490
*	Himachal Futuristic Communications, Ltd.	126,748	88,768
	Himatsingka Seide, Ltd.	16,432	41,405
	Hinduja Ventures, Ltd.	6,728	97,349
	Hindustan Construction Co., Ltd.	36,523	186,211
*	Hindustan Motors, Ltd.	57,521	59,958
*	Hindustan Oil Exploration Co., Ltd.	17,399	62,757
	Hindustan Unilever, Ltd.	143,557	752,385
	Honeywell Automation India, Ltd.	950	50,216
	Hotel Leelaventure, Ltd.	134,313	221,179
	HTMT Global Solutions, Ltd.	6,728	82,662
	ICI India, Ltd.	5,027	72,741
	ICICI Bank Sponsored ADR	116,037	7,021,399

6

	iGate Global Solutions, Ltd.	7,218	72,633
	India Cements, Ltd.	90,933	680,537
	Indiabulls Financial Services, Ltd.	53,736	998,629
*	Indiabulls Real Estate, Ltd.	56,565	857,762
	Indian Hotels Co., Ltd.	109,998	372,903
	IndusInd Bank, Ltd.	75,477	227,165
	Industrial Development Bank of India, Ltd.	102,874	422,679
	Infosys Technologies, Ltd.	56,344	2,290,762
	Infotech Enterprises, Ltd.	14,697	114,330
	IVRCL Infrastructures & Projects, Ltd.	27,000	317,680
	Jain Irrigation Systems, Ltd.	5,895	92,357
	Jaiprakash Associates, Ltd.	18,786	859,921
	Jammu & Kashmir Bank, Ltd.	16,193	300,340
	JBF Industries, Ltd.	18,484	74,116
	Jet Airways (India), Ltd.	5,856	123,386
	Jindal Saw, Ltd.	11,219	241,372
	Jindal Stainless, Ltd.	33,608	186,095
	Jindal Steel & Power, Ltd.	7,608	2,601,719
	JSW Steel, Ltd.	36,511	928,615
	Jubilant Organosys, Ltd.	38,757	295,733
	Jyoti Structures, Ltd.	13,740	99,978
	Karnataka Bank, Ltd.	25,885	137,825
	Karur Vysya Bank, Ltd.	9,749	84,062
	Kesoram Industries, Ltd.	16,136	227,456
	Kirloskar Oil Engines, Ltd.	63,106	252,390
	KPIT Cummins Infosystems, Ltd.	18,448	59,347
	Lakshmi Machine Works, Ltd.	1,980	162,691
	LIC Housing Finance, Ltd.	20,990	181,907
	Madras Cements, Ltd.	2,210	257,440
	Maharashtra Seamless, Ltd.	17,695	224,295
	Mahindra & Mahindra, Ltd.	52,859	980,106
	Mahindra Lifespace Developers, Ltd.	4,305	61,224
	Maruti Suzuki India, Ltd.	25,810	659,365
	Mastek, Ltd.	18,774	133,251
	Monnet Ispat, Ltd.	9,869	100,915
	Monsanto India, Ltd.	700	26,397
	Moser Baer (India), Ltd.	65,998	454,915
	Motherson Sumi Systems, Ltd.	14,700	35,817
	Motor Industries Co., Ltd.	2,852	334,528
	MRF, Ltd.	896	159,348
	Mukand, Ltd.	22,624	48,491
*	Mysore Cements, Ltd.	37,206	48,069
	Nagarjuna Construction Co., Ltd.	48,084	383,661
*	Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	159,827
	Navneet Publications (India), Ltd.	35,467	95,450
	NIIT Technologies, Ltd.	9,598	54,226
	NIIT, Ltd.	83,932	306,395
	Nirma, Ltd.	5,100	30,645
	Nucleus Software Exports, Ltd.	3,918	31,606
	Opto Circuits India, Ltd.	12,421	140,577
	Patel Engineering, Ltd.	4,621	89,041
	Patni Computer Systems, Ltd.	20,346	161,036
	Petronet LNG, Ltd.	91,954	241,255
	Pidilite Industries, Ltd.	27,000	133,296
	Polaris Software Lab, Ltd.	28,867	79,949

7

	Praj Industries, Ltd.	16,862	83,116
	Prism Cements, Ltd.	86,482	132,421
	PTC India, Ltd.	17,000	63,664
*	Punjab Tractors, Ltd.	3,838	19,462
	Raymond, Ltd.	22,627	240,476
	REI Agro, Ltd.	11,457	217,502
	Reliance Energy, Ltd.	25,991	1,141,105
	Reliance Industrial Infrastructure, Ltd.	4,222	201,825
	Rico Auto Industries, Ltd.	43,187	46,167
	Rolta India, Ltd.	21,591	399,243
	Ruchi Soya Industries, Ltd.	55,585	145,631
	Satyam Computer Services, Ltd.	114,483	1,269,684
*	SEAMEC, Ltd.	10,499	55,563
	Sesa GOA, Ltd.	8,322	725,371
	Shree Cement, Ltd.	3,483	123,644
*	Shree Precoated Steel, Ltd.	5,329	49,003
	Shriram Transport Finance Co., Ltd.	29,558	240,487
*	Sical Logistics, Ltd.	3,400	20,348
	Siemens India, Ltd.	8,051	368,796
	SKF India, Ltd.	15,864	176,251
	Sonata Software, Ltd.	39,011	42,360
	South India Bank, Ltd.	24,114	107,687
	SREI Infrastructure Finance, Ltd.	21,226	98,996
	SRF, Ltd.	13,802	55,401
*	SSI, Ltd.	12,230	44,293
	Sterling Biotech, Ltd.	30,729	122,022
	Sterlite Industries (India), Ltd. Series A	64,232	1,690,189
	Subex, Ltd.	6,447	47,448
	Sundram Fastners, Ltd.	34,002	43,113
	Syndicate Bank	74,170	190,535
	Tata Chemicals, Ltd.	38,733	306,803
	Tata Consultancy Services, Ltd.	16,185	416,592
	Tata Elxsi, Ltd.	8,349	54,887
	Tata Investment Corp., Ltd.	8,434	144,686
	Tata Motors, Ltd.	71,206	1,325,522
	Tata Power Co., Ltd.	21,426	639,401
	Tata Steel, Ltd.	4,245	88,637
*	Tata Teleservices Maharashtra, Ltd.	374,732	459,750
*	Tele Data Informatics, Ltd.	55,529	92,490
*	Teledata Marine Solutions, Ltd.	27,764	—
*	Teledata Technology Solution	27,764	—
	Texmaco, Ltd.	800	32,431
	Thermax, Ltd.	12,777	281,024
	Thomas Cook (India), Ltd.	34,092	62,508
	Titan Industries, Ltd.	4,295	166,772
	Trent, Ltd.	2,640	34,954
	Tube Investments of India, Ltd.	25,855	44,481
	TVS Motor Co., Ltd.	40,352	66,178
	Unitech, Ltd.	66,762	642,566
	United Phosphorus, Ltd.	32,169	280,432
	Usha Martin, Ltd.	58,390	191,103
	Vardhman Textiles, Ltd.	4,400	15,997
	Varun Shipping Co.	45,506	85,237
	Videsh Sanchar Nigam, Ltd. ADR	10,600	350,966
	Voltas, Ltd.	38,760	235,907

8

	Welspun-Gujarat Stahl Rohren, Ltd.	45,201	479,287
	Wipro, Ltd.	36,958	430,688
*	Wire & Wireless India, Ltd.	34,769	61,565
	Zee Entertainment Enterprises, Ltd.	69,539	502,054
*	Zee News, Ltd.	31,438	52,681
TOTAL COMMON STOCKS			62,975,748

RIGHTS/WARRANTS — (0.0%)
*	Federal Bank, Ltd. Rights 01/15/08	33,038	54,320
*	Hindustan Oil Exploration Co., Ltd. Rights 01/07/08	11,599	7,435
*	Tata Steel, Ltd. Preferred Rights 12/21/07	3,820	1,813
*	Tata Steel, Ltd. Rights 12/21/07	849	11,184
TOTAL RIGHTS/WARRANTS			74,752

TOTAL — INDIA			63,050,500

INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
	PT Apexindo Pratama Tbk	202,000	49,470
	PT Astra Agro Lestari Tbk	102,000	278,325
	PT Astra Graphia Tbk	804,500	48,380
	PT Astra International Tbk	770,000	2,066,252
*	PT Bakrie & Brothers Tbk	9,202,000	292,499
*	PT Bakrieland Development Tbk	7,173,250	472,545
	PT Bank Central Asia Tbk	1,528,000	1,163,061
	PT Bank Danamon Indonesia Tbk	669,000	595,228
	PT Bank Niaga Tbk	4,829,000	440,655
*	PT Bank Pan Indonesia Tbk	4,496,000	318,571
	PT Berlian Laju Tanker Tbk	1,970,500	454,823
*	PT Bhakti Investama Tbk	2,582,550	296,977
	PT Bumi Resources Tbk	3,312,000	2,006,820
	PT Charoen Pokphand Indonesia Tbk	939,000	90,043
*	PT Ciputra Surya Tbk	1,317,000	109,081
	PT Citra Marga Nusaphala Persada Tbk	535,000	135,726
*	PT Davomas Adabi Tbk	2,372,000	57,226
*	PT Delta Dunia Petronda Tbk	370,000	49,256
*	PT Energi Mega Persada Tbk	1,380,000	199,955
	PT Global Mediacom Tbk	2,844,000	325,042
*	PT Holcim Indonesia Tbk	1,831,000	325,403
	PT Indocement Tunggal Prakarsa Tbk	507,500	418,563
	PT Indofood Sukses Makmur Tbk	2,420,000	655,543
#	PT Indosat Tbk ADR	12,300	556,452
	PT International Nickel Indonesia Tbk	62,000	625,833
*	PT Kawasan Industry Jababeka Tbk	7,623,000	159,704
	PT Lippo Karawaci Tbk	2,679,500	479,894
	PT Matahari Putra Prima Tbk	1,400,000	97,134
	PT Mayorah Indah Tbk	180,000	33,531
	PT Medco Energi International Tbk	888,000	514,581
	PT Mitra Adiperkasa Tbk	519,000	39,006
*	PT Panin Insurance Tbk	1,516,000	55,223
*	PT Panin Life Tbk	4,390,000	91,475
*	PT Polychem Indonesia Tbk	720,000	14,310
	PT Ramayana Lestari Sentosa Tbk	1,706,000	157,179
	PT Semen Gresik Tbk	345,000	220,372

9

	PT Sinar Mas Agro Resources & Technology Tbk	36,000	23,094
*	PT Sumalindo Lestari Jaya Tbk	350,000	116,388
	PT Summarecon Agung Tbk	1,089,666	126,469
*	PT Suryainti Permata Tbk	320,000	66,615
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	47,366	2,052,369
	PT Timah Tbk	82,000	219,825
	PT Tunas Ridean Tbk	270,000	37,151
	PT Unilever Indonesia Tbk	226,500	160,772
	PT United Tractors Tbk	424,500	512,203
TOTAL COMMON STOCKS			17,209,024

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	717,325	27,560
*	PT Summarecon Agung Tbk Rights 06/21/10	77,833	1,994
TOTAL RIGHTS/WARRANTS			29,554

TOTAL — INDONESIA			17,238,578

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
	Africa-Israel Investments, Ltd.	3,253	328,263
*	Alvarion, Ltd.	21,296	210,404
*	American Israeli Paper Mills, Ltd.	948	55,774
*	AudioCodes, Ltd.	5,519	30,563
	Azorim Investment Development & Construction Co., Ltd.	11,218	172,212
	Bank Hapoalim B.M.	350,829	1,772,304
	Bank Leumi Le-Israel	315,953	1,477,315
	Baran Group, Ltd.	3,002	59,083
	Bezeq Israeli Telecommunication Corp., Ltd.	230,041	419,946
	Blue Square-Israel, Ltd.	5,737	74,031
	Clal Insurance Enterprise Holdings, Ltd.	11,325	328,211
	Danya Cebus, Ltd.	5,732	90,340
	Delek Automotive Systems, Ltd.	11,051	151,490
	Delek Drilling LP, Ltd.	97,883	61,889
*	Delta-Galil Industries, Ltd.	8,213	56,985
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	30,257
	Discount Investment Corp.	14,061	462,798
*	Electra (Israel), Ltd.	1,448	240,477
*	Elron Electronic Industries, Ltd.	13,738	160,086
*	First International Bank of Israel, Ltd.	27,543	72,940
	FMS Enterprises Migun, Ltd.	2,555	99,992
*	Formula Systems, Ltd.	7,614	104,702
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	25,421	217,608
*	Hamlet (Israel-Canada), Ltd.	4,670	56,204
*	Hot-Cable Systems Media, Ltd.	7,565	101,457
*	Housing & Construction Holding Co., Ltd.	79,490	174,605
	IDB Development Corp., Ltd. Series A	12,469	477,811
	Israel Chemicals, Ltd.	94,768	1,012,862
	Israel Petrochemical Enterprises, Ltd.	8,983	109,707
*	Israel Salt Industries, Ltd.	23,205	166,471
	Ituran Location & Control, Ltd.	4,895	50,425
*	Jerusalem Oil Exploration, Ltd.	5,509	115,592
	Leader Holding & Investments, Ltd.	9,903	26,440

10

*	Makhteshim-Agan Industries, Ltd.	132,304	1,128,289
	Migdal Insurance Holdings, Ltd.	122,878	209,908
	Mivtach Shamir Holdings, Ltd.	4,593	127,781
*	Naphtha Israel Petroleum Corp.	100,339	64,121
*	Neto M.E. Holdings, Ltd.	2,480	98,856
*	NICE Systems, Ltd. Sponsored ADR	15,400	501,732
*	Orckit Communications, Ltd.	7,644	53,255
	Ormat Industries, Ltd.	36,667	598,146
	Osem Investment, Ltd.	18,318	214,287
	Partner Communications Co., Ltd. ADR	12,000	247,560
*	RADVision, Ltd.	6,925	80,646
*	Retalix, Ltd.	10,264	180,459
*	Scailex Corp., Ltd.	10,972	112,183
*	Strauss Group, Ltd.	14,507	209,621
	Super-Sol, Ltd. Series B	58,365	224,513
*	The Israel Land Development Co., Ltd.	10,769	93,112
*	Tower Semiconductor, Ltd.	40,874	63,744
	Union Bank of Israel, Ltd.	16,882	86,756
	United Mizrahi Bank, Ltd.	61,939	473,763

TOTAL — ISRAEL			13,737,976

MALAYSIA — (4.5%)
COMMON STOCKS — (4.5%)
	Aeon Co. Berhad	22,300	66,059
	Affin Holdings Berhad	352,000	271,920
*	Airasia Berhad	225,700	124,013
	Alliance Financial Group Berhad	196,800	174,789
*	AMBD Berhad	420,400	44,050
	AMMB Holdings Berhad	459,000	549,767
	Amway (Malaysia) Holdings Berhad	24,800	47,855
	Ann Joo Resources Berhad	63,000	47,964
	Asia Pacific Land Berhad	220,000	34,261
	Asiatic Development Berhad	159,100	352,383
	Bandar Raya Developments Berhad	80,800	77,611
	Batu Kawan Berhad	69,500	209,014
	Berjaya Corp. Berhad	414,900	137,406
	Berjaya Land Berhad	196,800	289,268
	Bernas Padiberas Nasional Berhad	297,800	191,102
*	Bimb Holdings Berhad	141,200	58,511
	Bolton Properties Berhad	168,400	55,322
	Boustead Holdings Berhad	125,100	230,534
	Bumiputra-Commerce Asset Holdings Berhad	324,900	1,035,446
	Cement Industries of Malaysia Berhad	8,500	17,030
	Chemical Co. of Malaysia Berhad	55,900	46,421
*	Damansara Realty Berhad	377,900	36,777
	Digi.Com Berhad	41,000	314,436
	DNP Holdings Berhad	85,100	47,175
	DRB-Hicom Berhad	373,500	184,063
	Eastern & Oriental Berhad	68,100	48,155
	Eastern Pacific Industrial Corp. Berhad	49,000	35,572
	ECM Libra Avenue Berhad	279,400	73,783
	Edaran Otomobil Nasional Berhad	29,000	17,831
	EON Capital Berhad	141,200	288,113
	Esso Malaysia Berhad	57,700	40,912

11

	Faber Group Berhad	113,400	46,014
	Far East Holdings Berhad	14,000	24,839
	Fraser & Neave Holdings Berhad	63,900	149,037
	Gamuda Berhad	590,200	771,722
	General Corp. Berhad	155,500	53,043
	Globetronics Technology Berhad	518,500	40,818
	Glomac Berhad	87,000	34,103
	GuocoLand (Malaysia) Berhad	53,000	52,035
	Hap Seng Consolidated Berhad	91,300	90,020
	Hock Seng Lee Berhad	17,000	26,601
	Hong Leong Bank Berhad	125,100	232,634
	Hong Leong Financial Group Berhad	129,300	227,473
	Hong Leong Industries Berhad	54,300	68,423
	Hume Industries (Malaysia) Berhad	39,900	42,549
	Hunza Properties Berhad	55,900	46,071
	Hwang-DBS (Malaysia) Berhad	30,600	20,878
	IGB Corp. Berhad	414,500	284,413
	IJM Corp. Berhad	195,350	482,649
	IJM Plantations Berhad	65,600	58,456
*	Insas Berhad	69,300	12,440
	Integrated Logistics Berhad	83,900	30,035
	IOI Corp. Berhad	651,225	1,314,330
	IOI Properties Berhad	28,900	117,836
*	Jaks Resources Berhad	211,500	76,302
	Jaya Tiasa Holdings Berhad	25,200	26,499
	K & N Kenanga Holdings Berhad	81,000	23,780
	Keck Seng (Malaysia) Berhad	56,200	77,893
	KFC Holdings (Malaysia) Berhad	53,700	111,418
	Kian Joo Can Factory Berhad	146,500	64,573
	Kim Loong Resources Berhad	77,800	64,244
	KLCC Property Holdings Berhad	251,800	269,312
	KNM Group Berhad	216,000	422,109
	Kuala Lumpur Kepong Berhad	126,150	594,165
*	Kub Malaysia Berhad	285,800	68,905
	Kulim Malaysia Berhad	73,900	169,369
*	Kumpulan Europlus Berhad	70,000	12,135
*	Kurnia Asia Berhad	148,000	43,888
	Lafarge Malayan Cement Berhad	154,560	242,885
*	Land & General Berhad	409,900	57,808
	Leader Universal Holdings Berhad	234,600	72,076
	Lingkaran Trans Kota Holdings Berhad	123,800	144,367
*	Lion Corp Berhad	87,000	20,429
	Lion Industries Corp. Berhad	141,000	91,264
	MAA Holdings Berhad	65,500	38,128
	Malayan Banking Berhad	309,600	1,048,982
	Malaysia Building Society Berhad	167,700	63,217
*	Malaysian Airlines System Berhad	106,667	156,096
	Malaysian Bulk Carriers Berhad	124,725	168,447
	Malaysian Pacific Industries Berhad	40,600	104,346
*	Malaysian Resources Corp. Berhad	294,200	215,565
	Media Prima Berhad	153,000	109,670
	Mega First Corp. Berhad	46,000	19,310
	Melewar Industrial Group Berhad	96,700	36,915
*	MEMS Technology Berhad	223,900	14,138
	MK Land Holdings Berhad	204,700	38,655

12

	MNRB Holdings Berhad	66,900	99,346
	MTD ACPI Engineering Berhad	45,900	26,993
	MTD Infraperdana Berhad	440,200	90,258
*	Mulpha International Berhad	444,200	196,189
	Naim Cendera Berhad	75,900	113,486
	NCB Holdings Berhad	5,000	4,377
	Nestle (Malaysia) Berhad	17,000	128,781
	New Straits Times Press (Malaysia) Berhad	73,900	44,976
	Nylex (Malaysia) Berhad	70,000	31,359
	Oriental Holdings Berhad	44,000	86,512
	OSK Holdings Berhad	217,700	159,543
	Pacificmas Berhad	26,000	25,524
	Panasonic Manufacturing Malaysia Berhad	27,500	91,645
	Paramount Corp. Berhad	58,000	40,872
	Pelikan International Corp. Berhad	19,000	23,740
	PJ Development Holdings Berhad	204,900	50,720
	Plus Expressways Berhad	200,700	199,376
*	Pos Malaysia & Services Holdings Berhad	209,600	168,403
	PPB Group Berhad	234,800	697,739
	Protasco Berhad	172,000	51,039
*	Proton Holdings Berhad	138,300	148,026
	Puncak Niaga Holdings Berhad	71,400	100,396
	QL Resources Berhad	30,000	33,156
*	Ramunia Holdings Berhad	117,000	35,715
*	Ranhill Utilities Berhad	71,500	60,960
*	RB Land Holdings Berhad	49,000	37,603
	RHB Capital Berhad	14,900	25,725
*	Salcon Berhad	180,500	60,849
	Sarawak Energy Berhad	198,400	140,998
	Sarawak Oil Palms Berhad	29,000	52,293
	Selangor Dredging Berhad	190,000	55,481
	Shangri-La Hotels (Malaysia) Berhad	104,400	75,336
	Shell Refining Co. Federation of Malaysia Berhad	68,200	223,282
	SHL Consolidated Berhad	98,500	59,095
*	Sime Darby Berhad	405,598	1,326,075
	Southern Steel Berhad	96,400	49,032
	SP Setia Berhad	187,700	426,503
	Star Publications (Malaysia) Berhad	212,100	215,615
*	Subur Tiasa Holdings Berhad	70,300	72,989
	Sunrise Berhad	56,200	57,371
	Supermax Corp. Berhad	70,900	46,200
	Ta Ann Holdings Berhad	45,480	93,134
	TA Enterprise Berhad	160,000	58,199
	Tan Chong Motor Holdings Berhad	168,500	116,013
	TDM Berhad	128,600	59,017
*	Tebrau Teguh Berhad	125,100	37,998
	Telekom Malaysia Berhad	157,900	508,299
	Tenaga Nasional Berhad	212,800	586,568
	TH Group Berhad	205,200	47,715
*	Time Dotcom Berhad	210,000	48,360
*	Time Engineering Berhad	222,400	39,120
*	Tradewinds Corp. Berhad	155,800	64,094
	Tradewinds Plantation Berhad	117,300	137,592
	Uchi Technologies Berhad	82,300	63,691
	UEM Builders Berhad	120,600	45,229

13

	Unico-Desa Plantations Berhad	285,440	87,833
	Unisem (M) Berhad	175,300	86,828
	United Malacca Rubber Estates Berhad	47,000	93,867
	United Plantations Berhad	37,900	145,078
*	Utama Banking Group Berhad	103,560	61,148
	VS Industry Berhad	47,800	51,648
	Wah Seong Corp. Berhad	114,200	132,904
	WTK Holdings Berhad	214,500	144,348
	YTL Corp. Berhad	314,900	744,867
*	YTL e-Solutions Berhad	60,500	10,291
	YTL Power International Berhad	319,283	249,541
	Yu Neh Huat Berhad	109,600	78,548
TOTAL COMMON STOCKS			23,466,360

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	30,260	12,681

TOTAL — MALAYSIA			23,479,041

MEXICO — (6.2%)
COMMON STOCKS — (6.2%)
#	Alfa S.A.B. de C.V. Series A	90,900	591,694
	America Movil S.A.B. de C.V. Series L	439,909	1,353,101
	America Movil S.A.B. de C.V. Series L ADR	94,300	5,814,538
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	622,769
	Cemex S.A.B. de C.V. Sponsored ADR	210,604	6,025,380
	Consorcio ARA S.A.B. de C.V.	202,360	193,872
	Controladora Comercial Mexicana S.A.B. de C.V. Series B	228,700	628,178
* #	Corporacion GEO S.A.B. de C.V. Series B	183,800	522,375
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	35,205
#	Embotelladora Arca S.A.B. de C.V., Mexico	90,706	303,531
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	1,439,067
	Gruma S.A.B. de C.V. ADR	11,100	140,748
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	477,662
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	2,600	150,982
	Grupo Continental S.A.B. de C.V.	73,000	155,002
	Grupo Elektra S.A. de C.V.	9,384	227,126
#	Grupo Financiero Banorte S.A.B. de C.V.	512,273	2,221,454
#	Grupo Financiero Inbursa S.A. de C.V. Series O	49,600	123,642
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	66,561	372,241
* #	Grupo Iusacell S.A.B. de C.V.	10,992	144,108
	Grupo Mexico S.A.B. de C.V. Series B	288,643	2,021,758
	Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	2,068,952
*	Industrias CH S.A.B. de C.V. Series B	130,400	482,985
#	Industrias Penoles S.A.B. de C.V.	30,200	723,665
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	530,369
#	Organizacion Soriana S.A.B. de C.V. Series B	112,500	310,245
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	68,700	2,560,449
#	TV Azteca S.A. de C.V. Series A	362,269	203,927
#	Vitro S.A.B. de C.V.	59,300	108,189
	Vitro S.A.B. de C.V. Sponsored ADR	18,783	102,555
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	432,424	1,563,585

TOTAL — MEXICO			32,219,354

14

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	Aboitiz Equity Ventures, Inc.	913,000	147,229
	Ayala Corp. Series A	28,930	384,665
	Ayala Land, Inc.	1,462,560	529,689
	Bank of the Philippine Islands	263,400	388,509
*	Belle Corp.	3,468,000	92,030
*	Benpres Holdings Corp.	1,500,000	140,421
*	Digital Telecommunications Phils., Inc.	1,232,000	37,346
	DMCI Holdings, Inc.	467,000	108,216
*	EEI Corp.	385,000	41,966
*	Empire East Land Holdings, Inc.	2,890,000	49,949
*	Filinvest Land, Inc.	5,943,000	208,557
	First Philippines Holdings Corp.	187,600	284,591
*	Global Equities, Inc.	782,000	34,246
	International Container Terminal Services, Inc.	180,000	200,910
	Jollibee Food Corp.	111,400	129,856
	Macroasia Corp.	444,000	47,797
	Megaworld Properties & Holdings, Inc.	3,049,000	284,699
	Metro Bank & Trust Co.	217,000	277,494
*	Paxys, Inc.	100,000	16,119
	Petron Corp.	1,447,000	194,740
	Philippine Long Distance Telephone Co. Sponsored ADR	9,900	719,037
*	Philippine National Bank	36,800	38,648
*	Philippine Stock Exchange, Inc.	2,800	68,905
*	Pilipino Telephone Corp.	472,000	79,344
	Rizal Commercial Banking Corp.	205,000	117,389
	Robinson’s Land Corp. Series B	387,900	167,222
	Security Bank Corp.	48,400	79,964
	Semirara Mining Corp.	89,400	97,304
	SM Development Corp.	597,600	53,729
	SM Prime Holdings, Inc.	2,317	638
	Union Bank of the Philippines	56,000	57,277
	Universal Robina Corp.	575,000	190,076

TOTAL — PHILIPPINES			5,268,562

POLAND — (3.8%)
COMMON STOCKS — (3.8%)
	Agora SA	16,098	369,364
*	Alchemia SA	26,056	108,934
	Apator SA	7,900	74,569
	Asseco Poland SA	16,081	494,294
	Bank Millennium SA	254,767	1,323,728
	Bank Pekao SA	17,315	1,724,483
	Bank Przemyslowo Handlowy BPH SA	3,102	1,178,955
	Bank Zackodni WBK SA	5,862	556,328
*	Boryszew SA	12,909	59,812
*	Budimex SA	9,479	290,813
*	Cersanit SA	28,839	441,037
	Debica SA	5,180	187,497
	Decora SA	2,526	35,561
*	Echo Investment SA	14,593	441,328
	Elektrobudowa SA	467	34,362

15

*	Elstar Oils SA	11,468	35,698
	Eurocash SA	17,031	75,007
	Fabryki Mebli Forte SA	10,706	26,682
*	Getin Holdings SA	114,589	667,355
	Grupa Kety SA	11,253	734,366
	Grupa Lotos SA	56,154	1,065,665
	Impexmetal SA	85,400	279,372
*	Koelner SA	4,517	60,692
	Kredyt Bank SA	41,004	373,481
*	Kroscienskie Huty Szkla Krosno SA	15,068	24,682
*	Lentex SA	2,453	31,755
*	LPP SA	181	176,571
*	MNI SA	20,297	33,793
	Mondi Packaging Paper Swiecie SA	3,576	84,102
	Mostostal Siedlce SA	93,750	361,194
*	Mostostal Zabrze Holding SA	27,205	90,101
*	Netia Holdings SA	94,525	156,984
	NG2 SA	6,516	147,392
*	Opoczno SA	4,884	96,783
	Orbis SA	25,128	614,760
*	PBG SA	3,379	460,715
*	Pekaes SA	6,340	30,686
	Pfleiderer Grajewo SA	14,659	299,781
*	Polski Koncern Miesny Duda SA	28,765	83,703
*	Polski Koncern Naftowy Orlen SA	149,679	3,172,264
	Prokom Software SA	11,592	616,005
*	Raciborska Fabryka Kotlow SA	52,524	231,253
*	Stalexport SA	75,249	93,925
	Ster-Projekt SA	18,313	47,328
	Sygnity SA	2,893	37,512
*	Synthos SA	284,348	186,001
	Telekomunikacja Polska SA	133,111	1,193,914
	TVN SA	42,400	428,455
*	Vistula SA	18,370	102,955
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	206,786
	Zelmer SA	2,897	71,673
TOTAL COMMON STOCKS			19,720,456

RIGHTS/WARRANTS — (0.0%)
*	Elektrobudowa Rights 12/31/07	467	—
*	Kroscienski Huty Szkla Krosno SA Rights	15,068	10,781
TOTAL RIGHTS/WARRANTS			10,781

TOTAL — POLAND			19,731,237

SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
	ABSA Group, Ltd.	76,732	1,438,233
	Advtech, Ltd.	150,000	107,367
	Aeci, Ltd.	31,290	378,076
	Afgri, Ltd.	93,279	97,460
#	African Bank Investments, Ltd.	50,378	259,183
	African Rainbow Minerals, Ltd.	27,214	594,666
*	AG Industries, Ltd.	74,584	39,627

16

	Allied Electronics Corp., Ltd.	14,562	97,235
	Allied Technologies, Ltd.	13,100	135,721
	Anglo American Platinum Corp., Ltd.	7,217	1,030,588
	AngloGold Ashanti, Ltd. Sponsored ADR	33,300	1,624,041
	ArcelorMittal South Africa, Ltd.	74,475	1,516,093
	Argent Industrial, Ltd.	36,904	102,517
	Astral Foods, Ltd.	13,354	287,326
	Aveng, Ltd.	149,038	1,262,150
	AVI, Ltd.	96,172	288,023
	Barloworld, Ltd.	86,675	1,447,965
	Bell Equipment, Ltd.	9,579	70,224
	Bidvest Group, Ltd.	58,629	1,034,498
	Bytes Technology Group, Ltd.	28,090	74,345
	Capitec Bank Holdings, Ltd.	8,261	57,906
	Cashbuild, Ltd.	5,454	47,380
*	Caxton & CTP Publishers & Printers, Ltd.	71,319	182,081
	City Lodge Hotels, Ltd.	9,415	117,235
	Data Tec, Ltd.	72,684	383,812
	Dimension Data Holdings P.L.C.	288,760	363,327
	Discovery Holdings, Ltd.	54,664	223,949
	Distribution & Warehousing Network, Ltd.	48,452	133,395
*	Durban Roodeport Deep, Ltd.	52,969	44,444
	Ellerine Holdings, Ltd.	39,996	477,004
	Enviroserv Holdings, Ltd.	80,399	168,107
	Exxaro Resources, Ltd.	13,646	208,745
	FirstRand, Ltd.	426,244	1,342,483
	Foschini, Ltd.	35,522	251,904
	Gold Fields, Ltd. Sponsored ADR	109,100	1,794,695
	Grindrod, Ltd.	147,335	531,291
	Group Five, Ltd.	20,621	171,262
* #	Harmony Gold Mining Co., Ltd.	125,451	1,329,304
	Highveld Steel & Vanadilum Corp., Ltd.	4,030	65,202
	Hudaco Industries, Ltd.	11,535	144,103
	Hulamin, Ltd.	28,666	90,008
	Iliad Africa, Ltd.	19,693	44,668
	Illovo Sugar, Ltd.	60,082	218,113
	Impala Platinum Holdings, Ltd.	76,976	2,673,432
	Imperial Holdings, Ltd.	48,616	736,732
	Investec, Ltd.	32,066	340,797
	JD Group, Ltd.	10,420	82,822
	Johnic Communications, Ltd.	47,345	692,492
*	Johnnic Holdings, Ltd.	10,703	25,160
	Kumba Iron Ore, Ltd.	13,646	541,164
	Lewis Group, Ltd.	19,730	139,009
#	Liberty Group, Ltd.	35,047	459,407
	Massmart Holdings, Ltd.	20,186	216,546
*	Merafe Resources, Ltd.	203,701	62,392
	Metair Investments, Ltd.	63,407	131,696
*	Metorex, Ltd.	59,843	198,250
	Metropolitan Holdings, Ltd.	293,917	648,500
	Mr. Price Group, Ltd.	61,558	195,779
	Murray & Roberts Holdings, Ltd.	101,170	1,434,988
	Mustek, Ltd.	36,932	38,411
	Nampak, Ltd.	191,835	623,106
	Naspers, Ltd. Series N	15,275	404,024

17

	Nedbank Group, Ltd.	76,305	1,514,685
	New Clicks Holdings, Ltd.	141,130	339,121
	Northam Platinum, Ltd.	40,386	264,176
	Omnia Holdings, Ltd.	15,703	163,998
*	Palabora Mining Co., Ltd.	9,070	129,731
	Peregrine Holdings, Ltd.	44,991	134,754
	Pick’n Pay Stores, Ltd.	34,367	185,212
	Pretoria Portland Cement Co., Ltd.	114,759	765,121
	PSG Group, Ltd.	39,269	158,656
	Reunert, Ltd.	39,464	444,840
	Sanlam, Ltd.	879,354	3,018,131
	Sappi, Ltd. Sponsored ADR	90,000	1,224,900
	Sasol, Ltd. Sponsored ADR	114,900	5,807,046
	Sentula Mining, Ltd.	17,958	62,312
	Shoprite Holdings, Ltd.	99,249	588,861
	Spur Corp., Ltd.	30,509	46,994
	Standard Bank Group, Ltd.	215,732	3,328,898
	Steinhoff International Holdings, Ltd.	349,367	980,860
	Super Group, Ltd.	139,700	240,768
	Telkom South Africa, Ltd.	62,209	1,335,622
	Telkom South Africa, Ltd. Sponsored ADR	2,100	180,579
	The Spar Group, Ltd.	51,585	430,066
*	Tiger Automotive, Ltd.	24,763	60,644
	Tiger Brands, Ltd.	37,062	986,640
	Tiger Wheels, Ltd.	24,763	—
	Tongaat-Hulett	27,376	375,868
	Trans Hex Group, Ltd.	24,032	35,528
	Trencor, Ltd.	29,584	121,681
	Truworths International, Ltd.	95,666	402,956
	Wilson Bayly Holme-Ovcon, Ltd.	9,599	176,694
	Woolworths Holdings, Ltd.	180,486	411,458

TOTAL — SOUTH AFRICA			53,837,263

SOUTH KOREA — (12.2%)
COMMON STOCKS — (12.2%)
	Asia Cement Manufacturing Co., Ltd.	520	35,502
	Bing Grae Co., Ltd.	1,910	79,818
	Byuck San Engineering and Construction Co., Ltd.	4,870	31,954
	Cheil Communications, Inc.	830	239,632
	Cheil Industrial, Inc.	6,560	373,391
	Chosun Refractories Co., Ltd.	920	95,320
	CJ CGV Co., Ltd.	3,000	43,103
*	CJ Cheiljedang Corp.	1,269	388,521
	CJ Corp.	2,160	181,771
* #	Dae Sang Corp.	6,050	84,718
	Daeduck Electronics Co., Ltd.	8,080	50,810
	Daegu Bank Co., Ltd.	18,890	298,440
	Daehan Flour Mills Co., Ltd.	130	26,725
	Daehan Synthetic Fiber Co., Ltd.	370	60,756
#	Daekyo Co., Ltd.	2,000	192,146
	Daelim Industrial Co., Ltd.	5,988	1,059,268
#	Daesung Industrial Co., Ltd.	1,020	225,698
#	Daewoo Engineering & Construction Co., Ltd.	12,180	343,788
#	Daewoo Motor Sales Corp.	6,140	295,594

18

#	Daewoo Securities Co., Ltd.	12,890	332,970
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,120	252,906
#	Daishin Securities Co., Ltd.	12,130	405,054
#	Daou Technology, Inc.	12,970	161,328
	DC Chemical Co., Ltd.	1,918	584,028
	Dong Bu Insurance Co., Ltd.	3,090	157,402
#	Dongbu Corp.	4,490	119,675
#	Dongbu HiTek Co., Ltd.	3,064	35,553
#	Dongbu Securities Co., Ltd.	7,553	96,647
#	Dongbu Steel Co., Ltd.	7,830	142,118
#	Dongkuk Steel Mill Co., Ltd.	11,980	636,083
	Dongwon Industries Co., Ltd.	810	61,646
#	Dongwon Systems Corp.	26,530	101,906
* #	Doosan Construction & Engineering Co., Ltd.	15,630	264,334
* #	Doosan Corp.	2,010	496,759
#	Doosan Heavy Industries & Construction Co., Ltd.	1,505	230,006
#	Doosan Infracore Co., Ltd.	6,670	236,916
#	E1 Corp.	800	114,083
#	FNC Kolon Corp.	2,780	77,612
	Fursys, Inc.	2,910	72,993
	GS Engineering & Construction Corp.	4,060	715,995
	GS Holdings Corp.	10,727	726,499
#	Gwangju Shinsegae Co., Ltd.	470	72,412
#	Halla Climate Control Corp.	18,630	171,039
	Hana Financial Group, Inc.	14,900	703,357
	Handsome Corp.	4,900	64,821
	Hanil Cement Manufacturing Co., Ltd.	1,050	113,463
*	Hanjin Heavy Industries and Construction Co., Ltd.	6,745	564,571
	Hanjin Heavy Industry Co., Ltd.	2,494	114,589
#	Hanjin Shipping Co., Ltd.	9,310	438,560
#	Hanjin Transportation Co., Ltd.	2,460	117,893
	Hankook Tire Manufacturing Co., Ltd.	22,380	397,585
#	Hankuk Glass Industries, Inc.	2,160	91,057
#	Hansol LCD, Inc.	1,327	58,648
* #	Hansol Paper Co., Ltd.	11,660	228,597
	Hanwha Chemical Corp.	13,540	323,832
	Hanwha Corp.	5,836	444,474
* #	Hanwha Non-Life Insurance Co., Ltd.	5,540	138,972
#	Hanwha Securities Co., Ltd.	7,380	161,676
	Honam Petrochemical Corp.	3,730	490,446
#	Hotel Shilla Co., Ltd.	11,370	311,662
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,680	76,097
	Hwa Sung Industrial Co., Ltd.	2,740	44,075
* #	Hynix Semiconductor, Inc.	9,880	276,769
	Hyosung T & C Co., Ltd.	5,590	368,101
#	Hyundai Auton Co., Ltd.	15,050	100,011
#	Hyundai Cement Co., Ltd.	1,550	67,643
* #	Hyundai Corp.	2,910	69,628
	Hyundai Department Store Co., Ltd.	3,180	390,259
	Hyundai Development Co.	9,409	846,328
#	Hyundai Elevator Co., Ltd.	970	137,935
*	Hyundai Engineering & Construction Co., Ltd.	1,000	84,497
	Hyundai Heavy Industries Co., Ltd.	1,832	940,811
#	Hyundai Hysco	17,350	203,878
	Hyundai Marine & Fire Insurance Co., Ltd.	16,360	366,167

19

#	Hyundai Merchant Marine Co., Ltd.	5,930	268,889
	Hyundai Mipo Dockyard Co., Ltd.	1,500	523,623
	Hyundai Mobis	4,540	426,484
#	Hyundai Securities Co., Ltd.	18,342	350,992
	Hyundai Steel Co.	8,090	684,917
#	Jahwa Electronics Co., Ltd.	3,390	21,876
#	Jeonbuk Bank, Ltd.	9,906	89,713
	KCC Corp.	1,220	710,829
#	Keangnam Enterprises, Ltd.	4,968	235,445
	KISWIRE, Ltd.	3,030	161,378
#	Kolon Engineering & Construction Co., Ltd.	5,350	69,100
* #	Kolon Industries, Inc.	5,700	236,690
	Kookmin Bank Sponsored ADR	27,300	1,979,250
#	Korea Development Co., Ltd.	3,600	98,104
	Korea Electric Power Corp. Sponsored ADR	28,600	602,888
	Korea Electric Terminal Co., Ltd.	2,730	56,424
	Korea Exchange Bank	19,960	313,789
*	Korea Express Co., Ltd.	570	64,885
	Korea Gas Corp.	2,802	220,887
	Korea Investment Holdings Co., Ltd.	9,510	754,329
	Korea Iron & Steel Co., Ltd.	2,200	188,607
#	Korea Komho Petrochemical Co., Ltd.	5,710	430,637
#	Korea Line Corp.	1,671	393,086
	Korea Petrochemical Industry Co., Ltd.	1,240	83,156
#	Korea Polyol Co., Ltd.	1,095	68,438
	Korea Reinsurance Co., Ltd.	15,200	217,335
	Korea Zinc Co., Ltd.	1,375	202,453
	Korean Air Co., Ltd.	7,720	652,421
* #	KP Chemical Corp.	16,510	124,598
#	KT Corp. Sponsored ADR	22,700	595,194
	KT Freetel, Ltd.	17,730	617,234
* #	KTB Network, Ltd.	14,150	178,179
	Kumho Electronics Co., Ltd.	1,717	60,966
#	Kumho Industrial Co., Ltd.	5,310	388,405
#	Kumho Tire Co., Inc.	8,000	118,596
	Kyeryong Construction Industrial Co., Ltd.	2,150	95,003
	Kyobo Securities Co., Ltd.	7,700	136,542
	LG Chemical, Ltd.	12,361	1,323,498
	LG Corp.	12,002	1,025,962
	LG Dacom Corp.	8,670	233,627
	LG Fashion Corp.	4,794	167,291
#	LG Household & Healthcare Co., Ltd.	1,300	276,521
#	LG International Corp.	6,355	144,337
* #	LG Phillips LCD Co., Ltd.	4,300	243,005
#	LIG Insurance Co., Ltd.	12,890	321,270
#	Lotte Chilsung Beverage Co., Ltd.	200	224,592
	Lotte Confectionary Co., Ltd.	220	340,529
* #	Lotte Midopa Co., Ltd.	9,270	122,831
#	Lotte Sam Kang Co., Ltd.	320	80,250
	LS Cable, Ltd.	3,950	455,022
#	LS Industrial Systems Co., Ltd.	2,050	130,428
	Meritz Fire Marine Insurance Co., Ltd.	9,452	118,795
#	Meritz Securities Co., Ltd.	16,073	157,532
	Namyang Dairy Products Co., Ltd.	100	99,744
* #	NCsoft Corp.	2,380	127,716

20

#	NH Investment & Securities Co., Ltd.	5,200	68,570
#	Nong Shim Co., Ltd.	600	116,042
	Nong Shim Holdings Co., Ltd.	590	50,104
	ORION Corp.	740	221,378
	Ottogi Corp.	710	120,767
	Pacific Corp.	570	103,752
*	Pantech Co., Ltd.	917	—
#	Poong San Corp.	7,800	170,900
	POSCO ADR	23,868	3,768,041
#	Pulmuone Co., Ltd.	1,500	88,895
	Pusan Bank	26,430	414,364
#	Pusan City Gas Co., Ltd.	3,630	105,151
#	S&T Daewoo Co., Ltd.	2,530	96,520
	S1 Corp.	3,680	217,505
* #	Saehan Industries, Inc.	9,330	100,387
	Sambu Construction Co., Ltd.	660	37,029
#	Samchully Co., Ltd.	740	161,133
	Samsung Corp.	21,268	1,498,863
#	Samsung Electro-Mechanics Co., Ltd.	8,580	451,661
	Samsung Electronics Co., Ltd.	5,950	3,652,567
	Samsung Engineering Co., Ltd.	3,359	388,547
#	Samsung Fine Chemicals Co., Ltd.	4,360	218,724
	Samsung Fire and Marine Insurance, Ltd.	2,990	744,978
	Samsung Heavy Industries Co., Ltd.	3,530	162,572
#	Samsung SDI Co., Ltd.	5,960	411,136
#	Samsung Securities Co., Ltd.	7,640	749,266
	Samsung Techwin Co., Ltd.	5,760	289,007
	Samyang Corp.	1,460	88,559
	Samyang Genex Co., Ltd.	990	87,366
#	Samyoung Electronics Co., Ltd.	5,990	65,171
#	Seah Besteel Corp.	2,920	50,883
	SEAH Holdings Corp.	750	88,826
	SEAH Steel Corp.	1,190	58,746
	Seoul City Gas Co., Ltd.	380	42,380
#	Seoul Securities Co., Ltd.	46,180	94,225
* #	Serim Paper Manufacturing Co., Ltd.	3,770	59,471
	Shin Young Securities Co., Ltd.	800	63,966
	Shinhan Financial Group Co., Ltd. ADR	14,100	1,533,798
	Shinsegae Co., Ltd.	810	641,294
	Sindo Ricoh Co., Ltd.	1,470	108,236
	SK Chemicals Co., Ltd.	2,390	222,438
	SK Co., Ltd.	4,019	943,267
*	Sk Energy Co., Ltd.	9,840	2,024,419
	SK Gas Co., Ltd.	1,750	144,469
* #	SK Networks Co., Ltd.	11,030	295,866
	SK Telecom Co., Ltd. ADR	21,400	677,738
#	SKC Co., Ltd.	7,170	234,818
	S-Oil Corp.	3,660	341,557
#	Solomon Mutual Savings Bank	3,417	54,369
*	Ssangyong Cement Industry Co., Ltd.	16,190	276,489
#	STX Corp.	2,630	279,821
	STX Engine Co., Ltd.	2,225	218,929
#	STX Shipbuilding Co., Ltd.	4,547	303,607
* #	Sung Shin Cement Co., Ltd.	6,390	101,213
* #	Sungwon Corp.	9,220	110,655

21

	Sunkyong Securities Co., Ltd.	36,780	122,266
#	Tae Kwang Industrial Co., Ltd.	100	150,767
	Taeyoung Engineering & Construction	15,600	197,336
#	Tai Han Electric Wire Co., Ltd.	9,080	613,507
	Tong Yang Investment Bank	9,815	178,159
* #	Tong Yang Major Corp.	17,332	149,276
*	TRYBRANDS, Inc.	8,140	45,858
	Union Steel Manufacturing Co., Ltd.	2,120	53,956
*	VGX International, Inc.	6,260	30,612
	Woongjin Coway Co., Ltd.	6,580	217,889
*	Woongjin Thinkbig Co, Ltd.	2,842	53,991
	Woongjin.Com Co., Ltd.	1,007	25,887
	Woori Financial Co., Ltd.	5,630	94,297
#	Woori Investment & Securities Co., Ltd.	13,790	362,268
	Youngone Corp.	16,850	173,831
	Youngpoong Corp.	210	133,869

TOTAL — SOUTH KOREA			63,347,817

TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	191,000	64,113
	Ability Enterprise Co., Ltd.	115,337	199,612
*	Accton Technology Corp.	136,000	73,068
	Acer, Inc.	132,965	282,698
	Advanced Semiconductor Engineering, Inc. ADR	67,957	341,824
	Advantech Co., Ltd.	30,451	72,713
	Altek Corp.	51,549	76,424
	Amtran Technology Co., Ltd.	124,406	163,316
	Arima Communication Corp.	45,312	32,564
*	Arima Computer Corp.	358,000	72,545
	Asia Cement Corp.	355,560	520,924
	Asia Polymer Corp.	112,000	79,643
	Asustek Computer, Inc.	248,789	785,332
	AU Optronics Corp. Sponsored ADR	46,609	913,070
	Audix Co., Ltd.	60,900	49,078
	Aurora Corp.	65,280	61,182
	Avision, Inc.	71,347	41,520
	Bank of Kaohsiung Co., Ltd.	159,000	84,589
	Basso Industry Corp., Ltd.	63,000	78,494
*	Behavior Tech Computer Corp.	127,000	35,379
*	Bes Engineering Corp.	588,000	154,336
*	Carnival Industrial Corp.	194,000	43,691
	Catcher Co., Ltd.	42,900	265,022
	Cathay Financial Holdings Co., Ltd.	329,000	741,726
	Cathay Real Estate Development Co., Ltd.	246,000	121,182
	Chang Hwa Commercial Bank	500,000	295,951
	Cheng Loong Corp.	224,000	76,488
	Cheng Shin Rubber Industry Co., Ltd.	93,090	159,311
	Cheng Uei Precision Industry Co., Ltd.	51,450	126,683
	Chi Mei Optoelectronic Corp.	411,680	556,376
*	Chia Hsin Cement Corp.	147,000	125,498
	Chicony Electronics Co., Ltd.	83,600	155,070
	China Airlines	439,743	193,502
	China Electric Manufacturing Co., Ltd.	144,000	64,252

22

	China Hi-Ment Corp.	44,290	43,816
*	China Life Insurance Co., Ltd.	153,000	89,824
*	China Man-Made Fiber Co., Ltd.	359,000	139,727
	China Metal Products Co., Ltd.	31,351	39,599
	China Motor Co., Ltd.	208,035	162,053
*	China Petrochemical Development Corp.	438,000	192,423
	China Steel Chemical Corp.	53,550	134,079
	China Steel Corp.	662,180	880,621
	China Synthetic Rubber Corp.	111,000	130,725
*	Chinatrust Financial Holdings Co., Ltd.	847,000	617,544
	Chin-Poon Industrial Co., Ltd.	113,000	102,819
	Chroma Ate, Inc.	75,865	184,043
	Chun Yuan Steel Industrial Co., Ltd.	198,875	77,162
	Chung Hsin Electric & Machinery Co., Ltd.	127,000	109,217
	Chung Hung Steel Corp.	96,000	53,440
	Chung Hwa Pulp Corp.	159,000	113,919
*	Chungwa Picture Tubes Co., Ltd.	1,688,000	644,043
*	Clevo Co.	59,600	82,262
*	CMC Magnetics Corp.	905,000	336,451
	Collins Co., Ltd.	66,000	24,612
	Compal Communications, Inc.	23,100	52,050
	Compal Electronics, Inc.	786,915	915,825
	Compeq Manufacturing Co., Ltd.	397,000	153,470
	Continental Engineering Corp.	139,000	77,907
*	Cosmos Bank Taiwan	454,000	29,974
	CTCI Corp.	139,877	105,592
	Cybertan Technology, Inc.	70,720	142,801
	Delta Electronics Industrial Co., Ltd.	135,450	467,471
	Depo Auto Parts Industrial Co., Ltd.	27,000	100,082
	D-Link Corp.	114,240	209,564
*	E.Sun Financial Holding Co., Ltd.	821,000	437,934
	Eastern Media International	246,000	90,660
*	Elitegroup Computer Systems Co., Ltd.	135,660	68,137
*	EnTie Commercial Bank	25,000	6,336
	Epistar Corp.	32,112	133,910
	Eten Information Systems, Ltd.	32,303	46,906
	Eternal Chemical Co., Ltd.	62,720	67,278
*	Eva Airways Corp.	446,000	178,938
	Everest Textile Co., Ltd.	110,000	30,728
	Evergreen International Storage & Transport Corp.	341,000	177,085
	Evergreen Marine Corp., Ltd.	298,000	258,158
	Everlight Electronics Co., Ltd.	35,017	134,669
	Far East Textile, Ltd.	493,100	599,040
	Far Eastern Department Stores, Ltd.	190,640	229,170
*	Far Eastern International Bank	332,628	114,742
	Federal Corp.	123,165	73,646
	Feng Hsin Iron & Steel Co., Ltd.	85,000	129,145
	Feng Tay Enterprise Co., Ltd.	98,304	79,242
	First Financial Holding Co., Ltd.	888,420	672,387
	First Hotel	90,520	80,214
	Formosa Chemicals & Fiber Co., Ltd.	221,000	566,029
	Formosa International Hotels Corp.	7,791	75,525
	Formosa Plastics Corp.	348,000	950,791
	Formosa Taffeta Co., Ltd.	190,000	197,686
	Formosan Rubber Group, Inc.	156,000	83,796

23

	Fortune Electric Co., Ltd.	60,000	84,738
	Foxconn Technology Co., Ltd.	36,800	362,499
	Fubon Financial Holding Co., Ltd.	664,000	583,433
	Giant Manufacture Co., Ltd.	52,000	123,337
	Giga-Byte Technology Co., Ltd.	196,000	129,130
	Globe Union Industrial Corp.	85,251	92,657
	Gold Circuit Electronics, Ltd.	118,000	111,000
	Goldsun Development & Construction Co., Ltd.	268,953	134,182
*	Grand Pacific Petrochemical Corp.	267,000	100,533
	Great Taipei Gas Co., Ltd.	177,000	88,548
	Great Wall Enterprise Co., Ltd.	78,727	73,780
	Greatek Co., Ltd.	66,960	91,967
	Hey Song Corp.	181,000	73,943
	High Tech Computer Corp.	23,400	437,657
	Highwealth Construction Corp.	50,365	42,435
*	Hocheng Corp.	127,000	43,310
	Hon Hai Precision Industry Co., Ltd.	163,200	1,050,779
	Hong Tai Electric Industrial Co., Ltd.	68,000	52,024
	Hotai Motor Co., Ltd.	94,000	244,670
	Hsin Kuang Steel Co., Ltd.	61,592	64,235
	Hua Eng Wire & Cable Co., Ltd.	238,000	85,797
	Hua Nan Financial Holding Co., Ltd.	793,000	533,459
	Hung Ching Development & Construction Co., Ltd.	83,000	37,211
	Hung Poo Construction Corp.	73,730	60,734
	Hung Sheng Construction Co., Ltd.	115,000	83,573
	Ichia Technologies, Inc.	72,449	57,299
	Inernational Semiconductor Technology, Ltd.	81,809	41,346
	Infortrend Technology, Inc.	55,010	85,036
	Inventec Corp.	381,150	214,505
	Johnson Health Tech Co., Ltd.	21,600	46,103
*	Kao Hsing Chang Iron & Steel Corp.	140,000	39,003
	Kee Tai Properties Co., Ltd.	56,700	33,552
*	Kenda Rubber Industrial Co., Ltd.	148,035	103,508
	King Yuan Electronics Co., Ltd.	271,675	147,778
	Kingdom Construction Co., Ltd.	96,000	40,111
*	King’s Town Bank	278,000	87,333
*	King’s Town Construction Co., Ltd.	56,196	38,857
	Kinpo Electronics, Inc.	480,420	166,199
	Kinsus Interconnect Technology Corp.	41,800	150,040
	Knowledge-Yield-Excellence Systems Corp.	87,523	152,735
*	Kuoyang Construction Co., Ltd.	68,000	37,102
*	Kwong Fong Industries Corp.	174,000	46,960
	Lan Fa Textile Co., Ltd.	168,670	64,416
	Largan Precision Co., Ltd.	5,100	66,073
	Lee Chang Yung Chemical Industry Corp.	92,700	96,573
*	Leofoo Development Co., Ltd.	101,000	48,565
*	Li Peng Enterprise Co., Ltd.	143,000	37,426
	Lien Hwa Industrial Corp.	175,758	91,691
	Lite-On Technology Corp.	268,095	468,169
	Long Bon Development Co., Ltd.	135,000	77,051
	Long Chen Paper Co., Ltd.	201,737	78,434
	Lucky Cement Corp.	124,000	35,035
	Macronix International Co., Ltd.	828,307	420,971
	Makalot Industrial Co., Ltd.	22,035	54,183
	Mayer Steel Pipe Corp.	47,658	45,504

24

	Media Tek, Inc.	48,650	640,293
	Mega Financial Holding Co., Ltd.	1,973,000	1,220,969
	Mercuries & Associates, Ltd.	61,000	39,273
	Merry Electronics Co., Ltd.	26,383	80,632
	Microelectronics Technology, Inc.	177,000	112,540
	Micro-Star International Co., Ltd.	151,008	134,133
	Mitac International Corp.	220,161	247,382
	Nan Ya Plastic Corp.	415,000	1,084,869
	Nankang Rubber Tire Co., Ltd.	89,627	113,425
	Nantex Industry Co., Ltd.	89,250	81,762
	Nanya Technology Co., Ltd.	180,241	96,881
	National Petroleum Co., Ltd.	111,000	90,117
	Nien Hsing Textile Co., Ltd.	135,000	83,971
*	Optimax Technology Corp.	106,000	46,418
	Oriental Union Chemical Corp.	133,620	151,706
	Pan-International Industrial Corp.	69,667	165,179
	Phihong Technology Co., Ltd.	141,075	110,279
	Phoenix Precision Technology Corp.	124,614	138,228
	Phoenixtec Power Co., Ltd.	73,000	68,488
	Pihsiang Machinery Mfg. Co., Ltd.	34,000	64,010
	Pou Chen Corp.	193,774	175,834
	Prince Housing & Development Corp.	166,625	85,978
*	Qisda Corp.	249,600	262,212
	Quanta Computer, Inc.	162,180	245,173
	Radium Life Tech Corp.	23,792	17,736
	Realtek Semiconductor Corp.	59,475	219,088
*	Ritek Corp.	839,000	207,714
	Ruentex Development Co., Ltd.	56,000	46,096
	Ruentex Industries, Ltd.	165,000	130,369
	San Fang Chemical Industry Co., Ltd.	32,000	27,332
	Sanyang Industrial Co., Ltd.	230,000	169,014
	Sanyo Electric Co., Ltd.	110,000	126,157
	SDI Corp.	29,000	28,603
	Sheng Yu Steel Co., Ltd.	94,000	85,155
	Shihlin Electric & Engineering Corp.	79,000	79,817
*	Shihlin Paper Corp.	52,000	53,588
	Shin Kong Financial Holding Co., Ltd.	216,618	172,334
	Shinkong Co., Ltd.	104,340	57,989
*	Shinkong Synthetic Fibers Co., Ltd.	391,229	131,424
	Sigurd Microelectronics Corp.	77,611	47,336
	Silicon Integrated Systems Corp.	427,300	172,372
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	75,065	718,372
	Silitech Technology Corp.	18,581	75,068
	Sincere Navigation Corp.	82,000	155,428
	Sinkong Spinning Co., Ltd.	100,800	59,478
	SinoPac Holdings Co., Ltd.	404,000	166,926
	Sinyi Realty, Inc.	26,862	61,809
	Sitronix Technology Corp.	29,695	108,098
*	Solelytex Enterprise Corp.	41,000	37,731
	Southeast Cement Co., Ltd.	151,000	53,129
	Spirox Corp.	58,708	54,619
	Springsoft, Inc.	63,860	83,180
	Standard Foods Taiwan, Ltd.	98,000	47,289
	Sunplus Technology Co., Ltd.	94,086	145,137
	Sunrex Technology Corp.	89,117	95,849

25

	Synnex Technology International Corp.	120,200	318,889
*	T JOIN Transportation Co.	155,000	68,655
	Ta Chen Stainless Pipe Co., Ltd.	115,412	137,383
*	Ta Chong Bank, Ltd.	551,000	181,762
	Ta Ya Electric Wire & Cable Co., Ltd.	228,377	71,326
	Tah Hsin Industrial Corp.	71,000	47,401
*	Taichung Commercial Bank	164,403	68,337
	Tainan Spinning Co., Ltd.	335,000	147,766
*	Taishin Financial Holdings Co., Ltd.	1,150,000	493,900
*	Taiwan Business Bank	801,300	248,767
	Taiwan Cement Corp.	668,620	984,570
	Taiwan Cooperative Bank	805,137	599,874
	Taiwan Fire & Marine Insurance Co., Ltd.	137,000	118,367
	Taiwan Fu Hsing Industrial Co., Ltd.	83,000	54,234
	Taiwan Glass Industrial Corp.	149,040	156,292
*	Taiwan Kolin Co., Ltd.	292,000	100,805
	Taiwan Life Insurance Co., Ltd	70,400	119,783
	Taiwan Mask Corp.	142,000	78,858
*	Taiwan Navigation Co., Ltd.	66,000	136,245
	Taiwan Polypropylene Co., Ltd.	120,960	86,083
	Taiwan Secom Co., Ltd.	46,000	72,370
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	245,232	2,432,701
	Taiwan Sogo Shinkong Security Co., Ltd.	37,370	36,972
	Taiwan Styrene Monomer Corp.	197,600	88,291
*	Taiwan Tea Corp.	85,000	39,125
	Taiyen Biotech Co., Ltd.	67,000	49,057
*	Tatung Co., Ltd.	256,000	130,248
	Teco Electric & Machinery Co., Ltd.	602,000	320,773
	Test-Rite International Co., Ltd.	84,000	50,541
	The Ambassador Hotel	78,000	69,050
	The First Insurance Co., Ltd.	100,100	50,007
	Ton Yi Industrial Corp.	286,000	121,555
	Tong Yang Industry Co., Ltd.	103,000	92,243
*	Tsann Kuen Enterprise Co., Ltd.	64,000	87,380
	TSRC Corp.	125,000	169,571
	TTET Union Corp.	67,000	58,821
	Tung Ho Steel Enterprise Corp.	122,000	184,913
	TYC Brother Industrial Co., Ltd.	75,074	50,548
	Tyntek Corp.	113,077	116,733
	U-Ming Marine Transport Corp.	83,000	222,280
*	Union Bank of Taiwan	439,000	100,305
	Uni-President Enterprises Corp.	392,200	510,893
	United Integration Service Co., Ltd.	114,000	96,161
	United Microelectronics Corp.	1,442,437	862,905
	Universal Scientific Industrial Co., Ltd.	226,231	134,382
	UPC Technology Corp.	202,459	113,221
	USI Corp.	289,000	156,314
*	Via Technologies, Inc.	192,000	122,260
	Walsin Lihwa Corp.	540,000	236,996
	Walsin Technology Corp., Ltd.	188,000	163,137
	Wan Hai Lines Co., Ltd.	179,000	157,269
	Waterland Financial Holdings	624,240	193,054
	Winbond Electronics Corp.	938,000	268,913
	Wintek Corp.	262,000	350,465
	Wistron Corp.	181,242	314,747

26

	Wistron NeWeb Corp.	35,986	71,245
*	Wus Printed Circuit Co., Ltd.	200,000	61,047
*	Ya Hsin Industrial Co., Ltd.	263,000	48,586
	Yageo Corp.	677,000	254,642
	Yang Ming Marine Transport Corp.	387,067	303,537
	Yeung Cyang Industrial Co., Ltd.	39,963	46,156
	Yieh Phui Enterprise Co., Ltd.	417,345	161,280
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	408,040	157,080
	Yulon Motor Co., Ltd.	229,365	233,182
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,000	40,090
	Yung Tay Engineering Co., Ltd.	146,000	113,948
	Zig Sheng Industrial Co., Ltd.	192,402	45,923
	Zinwell Corp.	73,686	289,359
	Zyxel Communication Corp.	61,200	89,039

TOTAL — TAIWAN			50,392,233

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	116,100	35,673
	Advance Info Service PCL (Foreign)	124,900	341,332
	Amata Corp. PCL (Foreign)	178,300	92,186
	Aromatics (Thailand) PCL (Foreign)	145,200	276,694
	Asia Plus Securities PCL (Foreign)	775,000	89,756
	Asian Insulators PCL (Foreign)	110,000	21,287
	Asian Property Development PCL (Foreign) NVDR	503,100	101,073
	Bangkok Aviation Fuel Services PCL (Foreign)	142,700	47,219
	Bangkok Bank PCL (Foreign)	231,100	785,184
	Bangkok Expressway PCL (Foreign)	186,900	125,898
*	Bangkok Land PCL (Foreign) NVDR	4,574,000	104,054
*	Bank of Ayudhya PCL (Foreign) NVDR	421,900	342,780
	Banpu PCL (Foreign)	17,300	231,024
	BEC World PCL (Foreign)	217,100	163,559
	Big C Supercenter PCL (Foreign) NVDR	69,300	89,575
	C.P. Seven Eleven PCL (Foreign)	579,300	163,448
	Cal-Comp Electronics (Thailand) PCL (Foreign)	751,000	154,205
	Capital Nomura Securities PCL (Foreign) NVDR	36,800	39,684
	Central Plaza Hotel PCL (Foreign)	110,000	17,874
	Ch. Karnchang PCL (Foreign)	199,900	48,133
	Charoen Pokphand Foods PCL (Foreign)	1,387,300	186,900
	Dynasty Ceramic PCL (Foreign)	122,400	56,051
	Erawan Group PCL (Foreign)	670,600	79,250
*	Golden Land Property PCL (Foreign) NVDR	104,600	23,177
	Hana Microelectronics PCL (Foreign)	200,201	127,760
	Hermraj Land & Development PCL (Foreign)	3,184,300	133,591
	Home Product Center PCL (Foreign)	627,090	90,411
	Indorama Polymers PCL (Foreign)	179,900	47,569
*	Italian-Thai Development PCL	462,000	107,831
	Jasmine International PCL (Foreign)	3,611,200	42,676
	Kasikornbank PCL (Foreign)	319,400	811,534
#	Khon Kaen Sugar Industry PCL (Foreign)	294,900	108,908
	Kim Eng Securities Thailand PCL (Foreign)	127,600	93,492
	Krung Thai Bank PCL (Foreign)	1,835,300	547,648
	Krungthai Card PCL (Foreign)	68,000	61,275
	L.P.N. Development PCL (Foreign) NVDR	573,100	133,761

27

	Lalin Property PCL (Foreign)	113,500	11,200
	Land and Houses PCL (Foreign) NVDR	769,100	168,147
	Loxley PCL (Foreign)	500,000	35,749
*	Magnecomp Precision Technology (Foreign)	872,300	68,552
#	Major Cineplex Group PCL (Foreign)	167,000	83,876
	MBK Development PCL (Foreign)	64,800	128,269
*	Nakornthai Strip Mill PCL (Foreign)	7,783,600	59,790
	Padaeng Industry PCL (Foreign) NVDR	40,900	42,897
	Power Line Engineering PCL (Foreign)	268,600	40,075
	Precious Shipping PCL (Foreign) NVDR	40,400	32,824
*	Property Perfect PCL (Foreign)	413,600	47,167
	PTT Chemical PCL (Foreign)	143,000	506,980
	Quality Houses PCL (Foreign)	2,416,600	158,501
	Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	273,412
	Regional Container Lines PCL (Foreign)	148,500	127,232
	Robinson Department Store PCL (Foreign)	233,400	75,162
	Rojana Industrial Park PCL (Foreign)	211,000	103,482
	Saha-Union PCL (Foreign)	105,000	56,769
	Sahaviriya Steel Industries PCL (Foreign)	2,001,500	52,037
	Samart Corporation PCL (Foreign)	275,000	63,779
	Samart I-Mobile PCL (Foreign)	156,800	83,386
	Sansiri PCL (Foreign)	749,400	77,492
	Seamico Securities PCL (Foreign)	342,500	33,595
*	Serm Suk PCL (Foreign) NVDR	81,500	42,619
* #	Shinawatra Satellite PCL (Foreign)	437,500	130,549
#	Siam Cement PCL (Foreign)	28,000	191,920
#	Siam Commercial Bank PCL (Foreign)	232,400	590,484
	Siam Future Development PCL (Foreign)	67,000	22,170
	Siam Makro PCL (Foreign)	28,800	82,109
*	Sino-Thai Engineering & Construction PCL (Foreign)	369,400	55,114
	Supalai PCL (Foreign)	474,000	49,294
	Tata Steel (Thailand) PCL (Foreign)	1,392,000	72,381
	Thai Oil PCL (Foreign)	131,200	333,354
	Thai Plastic & Chemicals PCL (Foreign)	194,000	110,620
	Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	80,301
	Thai Union Frozen Products PCL (Foreign)	100,000	67,361
	Thai Union Frozen Products PCL (Foreign) NVDR	74,500	50,184
	Thai Vegetable Oil PCL (Foreign)	178,375	71,144
	Thanachart Capital PCL (Foreign)	387,100	164,687
	The Siam Cement PCL (Foreign)	26,400	179,393
#	Thoresen Thai Agencies PCL (Foreign)	96,100	146,219
	Ticon Industrial Connection PCL (Foreign)	154,200	94,759
	Tipco Asphalt PCL (Foreign)	57,500	43,319
	TIPCO Foods (Thailand) PCL (Foreign)	99,600	21,922
	Tisco Bank PCL (Foreign) NVDR	158,200	126,195
*	TMB Bank PCL (Foreign)	2,603,800	111,545
	TPI Polene PCL (Foreign)	344,100	135,210
*	TT&T PCL (Foreign)	1,254,000	37,789
	Vanachai Group PCL (Foreign)	586,400	72,071
	Vinythai PCL (Foreign)	176,100	40,061
TOTAL COMMON STOCKS			11,375,619

RIGHTS/WARRANTS — (0.0%)
*	TMB Bank PCL (Foreign) Rights 12/20/07	1,286,537	1,900

TOTAL — THAILAND			11,377,519

28

TURKEY — (3.6%)
COMMON STOCKS — (3.6%)
	Akbank T.A.S.	138,450	994,269
	Akcansa Cimento Sanayi ve Ticaret A.S.	18,175	116,939
*	Akenerji Elektrik Uretim A.S.	17,004	149,183
	Aksa Akrilik Kimya Sanayii A.S.	54,011	125,397
	Aksigorta A.S.	91,934	566,967
	Alarko Holding A.S.	36,560	118,374
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	10,454	53,574
	Anadolu Anonim Turk Sigorta Sirketi A.S.	58,405	100,115
	Anadolu Cam Sanayii A.S.	91,478	189,595
	Anadolu Hayat Sigorta A.S.	25,000	108,998
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,961	20,798
	Arcelik A.S	38,867	267,073
*	Ayen Enerji A.S.	30,683	73,196
	Aygaz A.S.	52,025	217,221
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,614	80,729
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	29,273	106,029
	Bati Anabolu Cimento A.S.	11,013	97,778
	Bati Soeke Cimento Sanayi A.S.	19,207	49,111
	BIM BirlesikMagazalar A.S.	6,650	550,122
	Bolu Cimento Sanayii A.S.	25,029	50,224
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	24,890
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	456	38,408
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	42,541	57,371
*	Boyner Buyuk Magazacilik A.S.	37,438	98,310
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,987	46,984
	Bursa Cimento Fabrikasi A.S.	11,849	108,520
	Celebi Hava Servisi A.S.	1,670	27,381
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	31,207	47,935
	Cimsa Cimento Sanayi ve Ticaret A.S.	25,990	195,008
*	Dogan Gazetecilik A.S.	17,692	55,011
*	Dogan Sirketler Grubu Holding A.S.	254,370	489,924
*	Dogan Yayin Holding A.S.	74,726	319,575
	Dogus Otomotiv Servis ve Ticaret A.S.	15,854	104,377
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	20,939	62,183
	Enka Insaat ve Sanayi A.S.	34,019	545,447
	Eregli Demir ve Celik Fabrikalari Turk A.S.	199,013	1,635,432
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	49	42,247
	Ford Otomotiv Sanayi A.S.	27,677	288,791
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	45,076	58,227
*	Global Yatirim Holding A.S.	49,092	69,896
*	Goldas Kuyumculuk Sanayi A.S.	42,137	99,105
*	Goodyear Lastikleri T.A.S.	3,277	41,591
*	GSD Holding A.S.	94,810	124,743
*	Gunes Sigorta A.S.	28,092	46,398
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	75,595	235,513
*	Ihlas Holding A.S.	204,650	187,353
*	Izmir Demir Celik Sanayii A.S.	19,790	41,523
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	39,394	57,722
	Karton Sanayi ve Ticaret A.S.	715	36,379
*	Koc Holding A.S. Series B	163,602	820,943

29

	Konya Cimento Sanayii A.S.	1,536	70,767
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	38,971	128,761
	Mardin Cimento Sanayii ve Ticaret A.S.	16,279	94,019
*	Marmari Marti Otel Isletmeleri A.S.	48,805	48,759
*	Menderes Tekstil Sanayi ve Ticaret A.S.	125,330	66,453
	Migros Turk A.S.	29,508	517,312
*	Net Holding A.S.	81,850	78,370
*	Net Turizm Ticaret ve Sanayi A.S.	94,760	95,679
	Nortel Networks Netas Telekomuenikasyon A.S.	2,260	55,993
	Otobus Karoseri Sanayi A.S.	4,986	81,001
*	Parsan Makina Parcalari Sanayii A.S.	27,856	65,930
	Pinar Entegre Et ve Un Sanayi A.S.	18,493	68,453
	Pinar Sut Mamulleri Sanayii A.S.	11,381	75,660
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	25,107	69,851
*	Tat Konserve Sanayii A.S.	55,269	133,467
*	Tekstil Bankasi A.S.	51,280	82,421
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	14,774	88,476
	Tofas Turk Otomobil Fabrikasi A.S.	47,305	227,273
	Trakya Cam Sanayii A.S.	113,705	271,350
	Tupras-Turkiye Petrol Rafinerileri A.S.	46,316	1,192,020
*	Turk Demir Dokum Fabrikalari A.S.	7,723	61,603
*	Turk Ekonomi Bankasi A.S.	81,059	196,746
	Turk Sise ve Cam Fabrikalari A.S.	196,962	379,524
	Turkcell Iletisim Hizmetleri A.S. ADR	30,400	831,136
	Turkiye Garanti Bankasi A.S.	181,760	1,583,095
	Turkiye Is Bankasi A.S.	251,516	1,611,034
	Ulker Biskuvi Sanayi A.S.	54,000	217,248
	USAS Ucak Servisi A.S.	16,402	33,637
*	Uzel Makina Sanayii A.S.	26,191	46,062
*	Vestel Elektronik Sanayi ve Ticaret A.S.	42,000	112,049
	Yapi Kredi Finansal Kiralama A.S.	24,714	74,481
	Yapi Kredi Sigorta A.S.	15,136	140,000
*	Zorlu Enerji Elektrik Uretim A.S.	19,000	75,624

TOTAL — TURKEY			18,917,133

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $3,035,000 FNMA 6.50%, 11/01/36, valued at $2,349,055) to be repurchased at $2,314,856	$2,314	2,314,000

SECURITIES LENDING COLLATERAL — (7.1%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $44,928,255 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/35 to 09/01/37 & FNMA 4.945%(r), 11/01/12 & 5.562%(r), 08/01/34 valued at $37,946,322) to be repurchased at $37,216,630	37,202	37,202,276

TOTAL INVESTMENTS - (100.0%)
(Cost $362,276,010)			$521,118,361

See accompanying Notes to Financial Statements.

30

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (91.6%)
Consumer Discretionary — (10.3%)
	Aaron Rents, Inc.	600	$12,066
	Abercrombie & Fitch Co.	200	16,408
	Advance Auto Parts, Inc.	900	32,364
*	Aftermarket Technology Corp.	300	8,376
*	Amazon.com, Inc.	300	27,168
	American Axle & Manufacturing Holdings, Inc.	700	16,184
*	AnnTaylor Stores Corp.	500	15,225
*	Apollo Group, Inc. Class A	300	22,956
	Arbitron, Inc.	200	7,970
	ArvinMeritor, Inc.	1,000	10,110
*	Audible, Inc.	400	4,612
*	AutoNation, Inc.	1,400	23,100
*	Autozone, Inc.	200	22,326
	Barnes & Noble, Inc.	800	30,760
	Bebe Stores, Inc.	1,100	14,850
*	Bed Bath and Beyond, Inc.	500	15,725
	Belo Corp. Class A	1,500	24,840
	Best Buy Co., Inc.	500	25,525
*	Big Lots, Inc.	600	11,202
	Black & Decker Corp.	400	33,060
*	Blockbuster, Inc. Class B	1,100	3,311
*	Blue Nile, Inc.	200	14,762
	Blyth, Inc.	500	9,835
	Books-A-Million, Inc.	400	4,836
	Brinker International, Inc.	1,400	32,242
	Buckle, Inc.	300	10,593
* #	Cabela’s, Inc.	900	14,886
*	Cache, Inc.	300	4,017
*	California Pizza Kitchen, Inc.	200	3,182
	Callaway Golf Co.	250	4,265
*	Career Education Corp.	800	22,984
*	Carriage Services, Inc.	600	6,402
*	Carter’s, Inc.	400	8,972
	Cato Corp. Class A	200	3,012
*	Cavco Industries, Inc.	200	7,548
	CBRL Group, Inc.	200	6,692
	CBS Corp. Class A	200	5,490
	CBS Corp. Class B	2,300	63,089
* #	Charter Communications, Inc.	3,000	3,960
* #	Cheesecake Factory, Inc.	800	18,632
	Choice Hotels International, Inc.	300	10,395
*	Coach, Inc.	300	11,142
*	Coinstar, Inc.	300	7,839
#	Columbia Sportswear Co.	400	19,204

1

*	Comcast Corp. Class A	7,100	145,834
*	Comcast Corp. Special Class A Non-Voting	3,400	68,714
* #	Conn’s, Inc.	300	5,430
*	Corinthian Colleges, Inc.	1,000	17,460
*	Cox Radio, Inc.	200	2,356
* #	Crown Media Holdings, Inc.	700	5,089
	CSS Industries, Inc.	200	7,916
*	Deckers Outdoor Corp.	200	28,834
*	DG Fastchannel, Inc.	200	3,912
	Disney (Walt) Co.	6,600	218,790
*	Dollar Tree Stores, Inc.	200	5,732
*	Drew Industries, Inc.	200	5,464
#	E.W. Scripps Co.	700	30,415
*	EchoStar Communications Corp. Class A	200	8,620
*	Entravision Communications Corp.	250	1,870
#	Ethan Allen Interiors, Inc.	400	11,424
	Family Dollar Stores, Inc.	1,300	30,615
*	Fleetwood Enterprises, Inc.	600	3,282
*	Ford Motor Co.	6,900	51,819
*	Fossil, Inc.	400	17,336
*	Fuel Systems Solutions, Inc.	300	4,422
*	GameStop Corp. Class A	300	17,235
#	Gap, Inc.	1,400	28,560
*	Gemstar-TV Guide International, Inc.	2,200	12,980
	General Motors Corp.	1,900	56,677
*	Gentek, Inc.	200	6,000
	Gentex Corp.	800	15,856
	Genuine Parts Co.	900	43,245
*	Great Wolf Resorts, Inc.	400	4,328
	Group 1 Automotive, Inc.	200	5,376
*	GSI Commerce, Inc.	300	7,836
	Guess?, Inc.	200	9,386
*	Gymboree Corp.	200	6,672
	H&R Block, Inc.	500	9,840
*	Hibbett Sporting Goods, Inc.	200	4,284
#	Home Depot, Inc.	6,700	191,352
*	IAC/InterActiveCorp.	1,400	38,962
*	Iconix Brand Group, Inc.	700	15,953
	Idearc, Inc.	200	3,784
	Interface, Inc. Class A	500	8,720
	International Speedway Corp. Class A	400	17,044
*	Interpublic Group of Companies, Inc.	2,500	23,725
* #	iRobot Corp.	300	4,806
*	ITT Educational Services, Inc.	200	22,628
*	Jack in the Box, Inc.	400	11,980
	Jackson Hewitt Tax Service, Inc.	300	9,675
*	Jakks Pacific, Inc.	400	10,096
* #	Jos. A. Bank Clothiers, Inc.	200	5,178
*	Kohl’s Corp.	400	19,712
	Leggett & Platt, Inc.	2,000	41,160
	Libbey, Inc.	300	4,653
*	Liberty Global, Inc. Class A	600	24,372
*	Liberty Global, Inc. Series C	700	26,775
*	Liberty Media Holding Corp. Capital Class A	400	47,624
* #	LIFE TIME FITNESS, Inc.	200	10,864

2

	Limited Brands, Inc.	2,100	42,168
*	Lincoln Educational Services	400	5,552
*	LKQ Corp.	500	19,855
*	Lodgenet Entertainment Corp.	200	3,840
	Lowe’s Companies, Inc.	2,500	61,025
*	Luby’s, Inc.	300	3,279
	Macy’s, Inc.	1,000	29,650
#	Marine Products Corp.	600	4,416
	Marriott International, Inc. Class A	300	11,250
#	Mattel, Inc.	2,100	41,958
	Matthews International Corp. Class A	400	17,656
	McGraw-Hill Companies, Inc.	200	9,816
	MDC Holdings, Inc.	400	14,156
*	Mediacom Communications Corp.	800	3,608
	Meredith Corp.	300	16,515
	Modine Manufacturing Co.	200	4,056
* #	Mohawk Industries, Inc.	200	16,088
	Monro Muffler Brake, Inc.	200	4,214
*	Morningstar, Inc.	200	16,270
*	Netflix, Inc.	800	18,480
#	Newell Rubbermaid, Inc.	500	13,390
	News Corp. Class A	7,300	153,811
	News Corp. Class B	3,400	73,712
	NIKE, Inc. Class B	400	26,260
	Nordstrom, Inc.	400	13,416
* #	Nutri/System, Inc.	200	5,030
	Omnicom Group, Inc.	300	14,625
*	O’Reilly Automotive, Inc.	1,000	32,860
*	Outdoor Channel Holdings, Inc.	600	4,188
#	Oxford Industries, Inc.	200	4,954
*	Pacific Sunwear of California, Inc.	600	9,828
*	Palm Harbor Homes, Inc.	400	4,512
*	Perry Ellis International, Inc.	200	3,224
	PETsMART, Inc.	200	5,696
	Phillips-Van Heusen Corp.	700	29,694
#	Polaris Industries, Inc.	200	9,112
	Polo Ralph Lauren Corp.	300	20,694
	Pre-Paid Legal Services, Inc.	200	10,002
* #	Priceline.com, Inc.	200	22,760
*	Princeton Review, Inc.	300	2,277
*	Quiksilver, Inc.	1,700	18,020
*	R.H. Donnelley Corp.	200	8,884
*	Red Lion Hotels Corp.	500	4,800
*	Red Robin Gourmet Burgers, Inc.	200	7,912
	Regis Corp.	400	11,756
	Ross Stores, Inc.	200	5,276
	Service Corp. International	3,300	43,824
#	Sherwin-Williams Co.	200	12,566
	Shiloh Industries, Inc.	500	4,925
	Sinclair Broadcast Group, Inc. Class A	500	5,175
	Skyline Corp.	200	6,780
*	Smith & Wesson Holding Corp.	300	2,988
	Snap-On, Inc.	700	34,216
	Sonic Automotive, Inc.	400	9,244
*	Sonic Corp.	500	12,200

3

#	Sotheby’s Class A	200	7,490
	Spartan Motors, Inc.	400	3,992
	Speedway Motorsports, Inc.	200	6,750
*	Stamps.com, Inc.	200	2,540
*	Starbucks Corp.	500	11,695
	Starwood Hotels & Resorts Worldwide, Inc.	400	21,472
	Sturm Ruger & Co., Inc.	300	2,775
	Target Corp.	1,400	84,084
#	Tempur-Pedic International, Inc.	300	8,907
*	Tenneco Automotive, Inc.	500	14,795
*	The DIRECTV Group, Inc.	1,200	29,844
*	The Dress Barn, Inc.	600	8,484
	The Men’s Wearhouse, Inc.	500	17,260
#	The New York Times Co. Class A	1,300	21,450
	The Stanley Works	400	20,860
*	The Steak n Shake Co.	400	4,628
	The TJX Companies, Inc.	800	23,472
	Time Warner, Inc.	12,700	219,202
*	Tractor Supply Co.	400	16,408
*	True Religion Apparel, Inc.	300	5,226
*	TRW Automotive Holdings Corp.	1,200	26,940
	Tupperware Corp.	300	10,464
* #	Tween Brands, Inc.	400	10,072
* #	Under Armour, Inc. Class A	200	9,936
*	Unifi, Inc.	1,000	3,000
	Unifirst Corp.	200	7,474
*	Universal Electronics, Inc.	200	7,390
*	Universal Technical Institute, Inc.	300	5,289
*	Urban Outfitters, Inc.	200	5,240
*	Viacom, Inc. Class B	600	25,212
*	Volcom, Inc.	200	5,394
*	Warnaco Group, Inc.	600	22,140
	Weight Watchers International, Inc.	200	9,550
	Wendy’s International, Inc.	500	14,015
	Wiley (John) & Sons, Inc. Class A	400	16,860
#	Williams-Sonoma, Inc.	1,000	29,110
	Wolverine World Wide, Inc.	600	14,862
	Wyndham Worldwide Corp.	2,100	61,257
	Yum! Brands, Inc.	400	14,860
* #	Zale Corp.	200	3,578
Total Consumer Discretionary			3,941,229

Consumer Staples — (5.3%)
	Alberto-Culver Co.	900	23,004
	Andersons, Inc.	200	8,484
	Avon Products, Inc.	300	12,315
*	BJ’s Wholesale Club, Inc.	800	29,960
	Campbell Soup Co.	300	11,016
	Casey’s General Stores, Inc.	700	20,300
* #	Chattem, Inc.	200	14,182
	Clorox Co.	200	12,976
	Coca-Cola Enterprises, Inc.	3,700	96,089
	Colgate-Palmolive Co.	400	32,032
	ConAgra, Inc.	2,600	65,052
#	Costco Wholesale Corp.	700	47,180

4

	CVS Caremark Corp.	5,000	200,450
*	Darling International, Inc.	800	8,200
	Del Monte Foods Co.	2,300	20,240
	Diamond Foods, Inc.	300	6,003
*	Elizabeth Arden, Inc.	400	9,612
	Estee Lauder Companies, Inc.	200	8,976
	Flowers Foods, Inc.	800	18,584
	General Mills, Inc.	600	36,090
*	Green Mountain Coffee, Inc.	200	6,524
*	Hain Celestial Group, Inc.	500	16,540
#	Heinz (H.J.) Co.	200	9,460
	Hormel Foods Corp.	700	27,825
	J & J Snack Foods Corp.	300	9,714
	J.M. Smucker Co.	700	34,391
	Kellogg Co.	300	16,212
	Kimberly-Clark Corp.	400	27,924
	Kraft Foods, Inc.	5,300	183,115
	Lancaster Colony Corp.	300	11,556
	Lance, Inc.	400	8,296
	Longs Drug Stores Corp.	500	26,460
*	Maui Land & Pineapple Co., Inc.	200	5,630
	McCormick & Co., Inc.	200	7,642
	Nash Finch Co.	200	7,138
*	Peet’s Coffee & Tea, Inc.	200	5,344
	PepsiAmericas, Inc.	700	23,695
	PepsiCo, Inc.	1,200	92,616
*	Performance Food Group Co.	500	13,845
	Pilgrim’s Pride Corp.	800	20,864
*	Prestige Brands Holdings, Inc.	700	5,824
	PriceSmart, Inc.	300	8,949
	Procter & Gamble Co.	5,200	384,800
	Ralcorp Holdings, Inc.	300	18,417
	Ruddick Corp.	600	21,474
	Safeway, Inc.	1,500	52,200
	Sanderson Farms, Inc.	300	9,318
	Sara Lee Corp.	1,200	20,196
*	Smithfield Foods, Inc.	800	24,040
*	Spectrum Brands, Inc.	900	4,653
	SUPERVALU, Inc.	1,600	66,992
	Sysco Corp.	400	13,004
#	The Hershey Co.	300	11,973
	The Kroger Co.	700	20,125
	Tootsie Roll Industries, Inc.	500	12,320
	Tyson Foods, Inc. Class A	2,200	32,802
*	United Natural Foods, Inc.	500	14,645
	Walgreen Co.	1,000	36,590
	WD-40 Co.	200	7,934
	Weis Markets, Inc.	400	16,368
	Whole Foods Market, Inc.	200	8,602
#	Wrigley (Wm.) Jr. Co.	200	12,800
Total Consumer Staples			2,039,562

Energy — (12.1%)
*	Allis-Chalmers Energy, Inc.	500	7,575
	Alon USA Energy, Inc.	500	13,910

5

*	Alpha Natural Resources, Inc.	600	16,860
	Anadarko Petroleum Corp.	1,600	90,560
	Apache Corp.	1,100	106,469
	Arch Coal, Inc.	700	26,502
*	Arena Resources, Inc.	400	15,036
	Atlas America, Inc.	300	17,034
*	ATP Oil & Gas Corp.	200	8,916
	Baker Hughes, Inc.	300	24,081
*	Basic Energy Services, Inc.	600	11,700
	Berry Petroleum Corp. Class A	500	20,680
*	Bill Barret Corp.	600	23,160
	BJ Services Co.	1,500	36,870
*	Brigham Exploration Co.	400	2,764
*	Bristow Group, Inc.	300	16,500
*	Bronco Drilling Co., Inc.	400	5,744
	Cabot Oil & Gas Corp.	1,100	37,862
* #	Cameron International Corp.	200	18,646
	CARBO Ceramics, Inc.	300	11,910
*	Carrizo Oil & Gas, Inc.	200	9,690
*	Cheniere Energy, Inc.	300	10,440
	Chesapeake Energy Corp.	1,600	60,560
	Chevron Corp.	7,200	631,944
	Cimarex Energy Co.	1,000	38,630
*	Clayton Williams Energy, Inc.	200	5,752
*	CNX Gas Corp.	300	9,240
*	Complete Production Services, Inc.	1,300	23,036
*	Comstock Resources, Inc.	600	20,100
	ConocoPhillips	5,500	440,220
	CONSOL Energy, Inc.	300	17,784
*	Contango Oil & Gas Co.	200	9,440
*	Dawson Geophysical Co.	200	13,404
* #	Delta Petroleum Corp.	600	9,222
	Devon Energy Corp.	1,500	124,215
#	Diamond Offshore Drilling, Inc.	200	23,286
*	Dresser-Rand Group, Inc.	400	14,240
*	Dril-Quip, Inc.	200	11,284
*	Edge Petroleum Corp.	400	2,360
	El Paso Corp.	1,200	19,296
*	Encore Acquisition Co.	700	22,785
	ENSCO International, Inc.	800	43,080
	EOG Resources, Inc.	800	66,224
	Exxon Mobil Corp.	5,400	481,464
*	FMC Technologies, Inc.	200	11,116
*	Forest Oil Corp.	1,000	47,080
	Foundation Coal Holdings, Inc.	400	18,176
	Frontier Oil Corp.	200	8,840
* #	Goodrich Petroleum Corp.	200	4,886
*	Grant Prideco, Inc.	200	9,620
*	Grey Wolf, Inc.	2,500	12,700
	Gulf Island Fabrication, Inc.	200	6,362
	Halliburton Co.	600	21,966
*	Harvest Natural Resources, Inc.	500	6,515
*	Helix Energy Solutions Group, Inc.	1,000	40,590
	Helmerich & Payne, Inc.	1,200	41,460
	Hess Corp.	1,100	78,342

6

	Holly Corp.	300	14,535
	Lufkin Industries, Inc.	200	10,402
	Marathon Oil Corp.	3,800	212,420
*	Mariner Energy, Inc.	1,200	26,016
	Massey Energy Co.	1,100	37,345
*	Matrix Service Co.	300	7,827
*	McMoran Exploration Co.	400	4,704
*	Meridian Resource Corp.	2,100	3,654
*	Mitcham Industries, Inc.	300	5,460
*	NATCO Group, Inc. Class A	200	9,508
*	Natural Gas Services Group	300	5,412
*	Newfield Exploration Co.	1,500	74,775
	Noble Energy, Inc.	1,000	72,040
	Occidental Petroleum Corp.	2,800	195,356
*	Oceaneering International, Inc.	200	12,762
*	Oil States International, Inc.	600	19,026
*	Parker Drilling Co.	1,500	10,725
	Patterson-UTI Energy, Inc.	1,800	33,930
	Peabody Energy Corp.	400	22,256
	Penn Virginia Corp.	500	20,810
*	PetroQuest Energy, Inc.	700	9,303
*	PHI, Inc.	200	6,378
*	Pioneer Drilling Co.	700	8,337
	Pioneer Natural Resources Co.	900	40,113
*	Plains Exploration & Production Co.	800	40,328
*	Pride International, Inc.	900	29,673
* #	Quicksilver Resources, Inc.	400	20,240
	Range Resources Corp.	1,200	48,816
	Rowan Companies, Inc.	600	21,240
#	RPC, Inc.	900	9,990
*	SEACOR Holdings, Inc.	300	27,171
	Smith International, Inc.	200	12,544
* #	Southwestern Energy Co.	300	14,931
#	St. Mary Land & Exploration Co.	700	27,510
*	Stone Energy Corp.	400	18,080
*	SulphCo, Inc.	600	3,180
#	Sunoco, Inc.	700	46,970
*	Superior Energy Services, Inc.	700	24,430
*	Superior Well Services, Inc.	300	5,817
*	Swift Energy Corp.	400	16,204
	Tesoro Petroleum Corp.	800	39,344
*	TETRA Technologies, Inc.	800	12,648
*	TGC Industries, Inc.	500	4,525
	The Williams Companies, Inc.	500	17,355
	Tidewater, Inc.	600	29,334
*	Union Drilling, Inc.	300	3,810
*	Unit Corp.	500	22,360
*	VAALCO Energy, Inc.	1,100	4,796
	Valero Energy Corp.	1,900	123,633
	W&T Offshore, Inc.	1,000	26,400
* #	Warren Resources, Inc.	800	10,208
*	W-H Energy Services, Inc.	200	10,100
*	Whiting Petroleum Corp.	600	31,632
	World Fuel Services Corp.	300	9,492
	XTO Energy, Inc.	2,100	129,822
Total Energy			4,633,805

7

Financials — (22.8%)
	1st Source Corp.	300	6,042
	Advanta Corp. Class A	200	1,864
	Advanta Corp. Class B	400	4,004
* #	Affiliated Managers Group, Inc.	200	24,850
	AFLAC, Inc.	800	50,112
*	Allegheny Corp.	200	81,800
	Allstate Corp.	2,000	102,240
#	AMBAC Financial Group, Inc.	600	16,338
#	American Capital Strategies, Ltd.	1,400	52,654
	American Express Co.	900	53,082
	American International Group, Inc.	8,700	505,731
	Ameriprise Financial, Inc.	800	46,952
*	Amerisafe, Inc.	300	4,578
	Anchor Bancorp Wisconsin, Inc.	300	7,626
	AON Corp.	1,700	84,949
	Associated Banc-Corp.	1,500	40,815
#	Assurant, Inc.	900	58,887
#	ASTA Funding, Inc.	200	7,232
	Astoria Financial Corp.	1,100	27,544
	BancFirst Corp.	200	9,352
	BancorpSouth, Inc.	900	22,014
	Bank of America Corp.	15,000	691,950
*	Bank of Florida Corp.	100	1,280
	Bank of Granite Corp.	400	4,620
	Bank of Hawaii Corp.	300	15,621
	Bank of the Ozarks, Inc.	200	5,818
	Banner Corp.	200	5,992
	BB&T Corp.	1,900	68,552
	Bear Stearns Companies, Inc.	300	29,910
	Berkshire Hills Bancorp, Inc.	200	4,854
#	Blackrock, Inc.	400	79,348
	BOK Financial Corp.	800	43,792
	Boston Private Financial Holdings, Inc.	500	13,770
	Brookline Bancorp, Inc.	800	8,200
	Brown & Brown, Inc.	700	17,220
	Capital One Financial Corp.	1,400	74,634
	Capitol Bancorp, Ltd.	200	4,008
	Capitol Federal Financial	700	23,723
	Cardinal Financial Corp.	500	4,790
	Cash America International, Inc.	400	14,392
	Cathay General Bancorp	700	20,286
	Chubb Corp.	1,300	70,915
	Cincinnati Financial Corp.	2,000	79,960
	CIT Group, Inc.	1,000	26,600
	Citigroup, Inc.	16,800	559,440
	City Holding Co.	200	7,196
	City National Corp.	600	38,652
	CNA Financial Corp.	2,100	74,424
	CoBiz Financial, Inc.	300	4,902
	Columbia Banking System, Inc.	200	6,162
	Commerce Bancorp, Inc.	1,000	39,820
	Commerce Bancshares, Inc.	840	38,077

8

	Commerce Group, Inc.	900	32,355
	Community Bank System, Inc.	400	8,068
	Community Trust Bancorp, Inc.	200	5,650
* #	CompuCredit Corp.	400	5,184
*	Conseco, Inc.	2,200	28,248
*	Cowen Group, Inc.	400	4,292
	Cullen Frost Bankers, Inc.	700	36,827
	CVB Financial Corp.	1,000	11,120
	Dime Community Bancshares	500	6,785
*	Dollar Financial Corp.	300	8,964
	Donegal Group, Inc. Class A	300	5,067
	East West Bancorp, Inc.	700	18,865
	Eaton Vance Corp.	200	8,752
	Erie Indemnity Co.	500	25,870
	FBL Financial Group, Inc. Class A	400	14,828
	Federated Investors, Inc.	200	8,158
	Fidelity National Financial, Inc.	1,600	24,992
	Fifth Third Bancorp	1,800	53,838
	Financial Federal Corp.	300	6,627
#	First Busey Corp.	300	6,267
*	First Cash Financial Services, Inc.	400	6,800
#	First Commonwealth Financial Corp.	1,000	11,640
	First Community Bancorp	400	17,996
	First Community Bancshares, Inc.	200	6,422
	First Financial Bancorp	500	5,740
#	First Financial Bankshares, Inc.	200	7,800
	First Financial Corp.	200	5,676
	First Financial Holdings, Inc.	200	5,482
#	First Marblehead Corp.	800	24,008
	First Midwest Bancorp, Inc.	700	22,890
	First Niagara Financial Group, Inc.	1,400	17,402
	First State Bancorporation	300	4,386
	FirstMerit Corp.	1,100	22,671
	Flushing Financial Corp.	300	4,818
	Franklin Resources, Inc.	200	24,636
	Frontier Financial Corp.	500	9,580
	Fulton Financial Corp.	2,000	25,020
	Gallagher (Arthur J.) & Co.	500	13,140
	GB&T Bancshares, Inc.	400	4,248
*	GFI Group, Inc.	200	19,476
#	Glacier Bancorp, Inc.	700	13,937
	Great Southern Bancorp, Inc.	200	4,446
	Greene Bancshares, Inc.	200	5,974
#	Hancock Holding Co.	400	15,684
	Hanmi Financial Corp.	400	3,836
	Hanover Insurance Group, Inc.	600	27,060
	Harleysville Group, Inc.	500	17,500
	Harleysville National Corp.	400	6,140
	Hartford Financial Services Group, Inc.	1,100	104,852
	HCC Insurance Holdings, Inc.	1,300	39,962
	Heritage Commerce Corp.	200	3,560
	Hilb Rogal Hamilton Co.	500	21,375
	Home Federal Bancorp, Inc.	400	4,448
	Hudson City Bancorp, Inc.	3,000	45,660
	Huntington Bancshares, Inc.	1,500	23,535

9

	IBERIABANK Corp.	200	9,680
	Independent Bank Corp. (MA)	200	5,788
	Intervest Bancshares Corp.	200	3,186
*	Investment Technology Group, Inc.	500	22,840
*	Investors Bancorp, Inc.	1,500	22,005
	Jefferies Group, Inc.	1,400	35,784
#	Jones Lang LaSalle, Inc.	200	16,814
	JPMorgan Chase & Co.	11,500	524,630
	Kearny Financial Corp.	1,000	12,660
	KeyCorp	3,000	79,020
	K-Fed Bancorp	400	4,864
	Lakeland Bancorp, Inc.	420	4,834
	Legg Mason, Inc.	1,000	76,310
#	Leucadia National Corp.	1,200	56,352
	Lincoln National Corp.	900	55,413
	M&T Bank Corp.	600	54,576
	MainSource Financial Group, Inc.	300	4,518
*	MarketAxess Holdings, Inc.	400	5,744
	Marsh & McLennan Companies, Inc.	1,800	45,216
	MB Financial, Inc.	500	15,850
	MCG Capital Corp.	600	6,780
*	Meadowbrook Insurance Group, Inc.	600	5,514
	Medallion Financial Corp.	500	4,915
	Mercury General Corp.	600	31,134
	Merrill Lynch & Co., Inc.	800	47,952
	MetLife, Inc.	2,500	163,975
#	Midwest Banc Holdings, Inc.	300	3,780
	Morgan Stanley	3,500	184,520
	Nara Bancorp, Inc.	400	5,336
*	Nasdaq Stock Market, Inc.	600	26,016
	National Interstate Corp.	200	6,586
	Nationwide Financial Services, Inc.	400	17,904
*	Navigators Group, Inc.	200	11,740
	NBT Bancorp, Inc.	400	9,972
#	Nelnet, Inc. Class A	300	4,137
#	New York Community Bancorp, Inc.	2,400	44,664
	NewAlliance Bancshares, Inc.	1,500	19,350
	Northern Trust Corp.	200	16,198
#	Northwest Bancorp, Inc.	700	19,418
	NYSE Euronext	900	77,940
	OceanFirst Financial Corp.	300	4,938
	Odyssey Re Holdings Corp.	800	30,832
	Old National Bancorp	900	14,382
	Old Republic International Corp.	1,800	27,018
	Old Second Bancorp, Inc.	200	5,298
	Omega Financial Corp.	200	6,190
	optionsXpress Holding, Inc.	300	9,123
	Pacific Capital Bancorp	400	8,220
	Park National Corp.	200	15,114
	Peoples Bancorp, Inc.	200	4,838
#	People’s United Financial, Inc.	3,500	59,395
*	Philadelphia Consolidated Holding Corp.	800	34,064
*	Pico Holdings, Inc.	300	11,547
*	Pinnacle Financial Partners, Inc.	200	5,826
	PNC Financial Services Group, Inc.	1,200	87,852

10

#	Portfolio Recovery Associates, Inc.	200	8,056
	Principal Financial Group, Inc.	900	58,941
#	PrivateBancorp, Inc.	300	9,183
	Progressive Corp.	1,200	22,080
	Prosperity Bancshares, Inc.	600	19,284
	Protective Life Corp.	800	33,104
	Provident Bankshares Corp.	400	9,380
	Provident New York Bancorp	600	7,320
	Prudential Financial, Inc.	1,500	141,210
	Raymond James Financial, Inc.	700	22,736
#	Regions Financial Corp.	2,400	63,432
	Reinsurance Group of America, Inc.	700	37,877
	Renasant Corp.	300	5,853
	RLI Corp.	300	17,889
	S&T Bancorp, Inc.	300	9,609
#	S.Y. Bancorp, Inc.	200	4,732
	SAFECO Corp.	800	46,168
	Safety Insurance Group, Inc.	200	7,302
	Sanders Morris Harris Group, Inc.	500	4,865
	Sandy Spring Bancorp, Inc.	200	5,872
	Schwab (Charles) Corp.	900	21,879
*	Seabright Insurance Holdings	300	4,653
#	Seacoast Banking Corp. of Florida	300	3,765
	SEI Investments Co.	300	9,306
	Selective Insurance Group, Inc.	900	21,231
#	Sierra Bancorp	200	4,992
	Simmons First National Corp. Class A	200	5,218
	South Financial Group, Inc.	1,000	17,920
	StanCorp Financial Group, Inc.	600	31,254
	State Auto Financial Corp.	600	16,728
	Sterling Bancshares, Inc.	1,000	12,340
	Sterling Financial Corp.	700	12,551
*	Stifel Financial Corp.	200	9,310
	Suffolk Bancorp	200	6,172
*	Sun Bancorp, Inc.	300	5,055
#	SunTrust Banks, Inc.	1,200	84,132
	Susquehanna Bancshares, Inc.	700	13,923
*	SVB Financial Group	500	25,740
	SWS Group, Inc.	300	4,068
	Synovus Financial Corp.	1,900	47,291
	T. Rowe Price Group, Inc.	200	12,296
	TCF Financial Corp.	1,100	21,351
*	TD Ameritrade Holding Corp.	1,000	18,690
*	Tejon Ranch Co.	200	7,730
#	Temecula Valley Bancorp, Inc.	300	3,360
	The Colonial BancGroup, Inc.	1,800	28,656
	The Goldman Sachs Group, Inc.	700	158,648
	The Travelers Companies, Inc.	2,200	116,842
	Tompkins Financial Corp.	200	8,510
	Torchmark Corp.	500	30,840
	Tower Group, Inc.	200	6,484
*	Tradestation Group, Inc.	500	5,965
	Transatlantic Holdings, Inc.	500	37,175
#	TrustCo Bank Corp. (NY)	700	7,441
#	Trustmark Corp.	800	20,368

11

	U.S. Bancorp	2,900	95,961
#	UCBH Holdings, Inc.	1,400	22,512
	UMB Financial Corp.	600	22,572
	UnionBanCal Corp.	800	43,192
	United Bankshares, Inc.	600	18,648
	United Community Banks, Inc.	400	7,584
	United Financial Bancorp, Inc.	400	4,308
	United Fire & Casualty Co.	400	12,328
	Unitrin, Inc.	800	37,008
	Unum Group	2,700	67,068
#	Valley National Bancorp	1,100	21,560
*	Virginia Commerce Bancorp, Inc.	400	5,012
	W. R. Berkley Corp.	1,400	42,812
	Wachovia Corp.	6,400	275,200
	Waddell & Reed Financial, Inc.	300	10,254
	Washington Federal, Inc.	1,000	23,470
#	Washington Mutual, Inc.	2,900	56,550
	Washington Trust Bancorp, Inc.	200	4,970
	Webster Financial Corp.	600	20,214
	Wells Fargo & Co.	5,600	181,608
	West Coast Bancorp	200	3,992
#	Westamerica Bancorporation	300	14,103
	Whitney Holding Corp.	900	24,660
	Wilmington Trust Corp.	600	21,432
	Wintrust Financial Corp.	300	10,596
*	World Acceptance Corp.	200	6,314
	Zenith National Insurance Corp.	500	21,015
Total Financials			8,746,403

Health Care — (3.7%)
* #	Advanced Medical Optics, Inc.	500	12,610
* #	Affymetrix, Inc.	800	16,680
*	Align Technology, Inc.	400	6,756
* #	Allscripts Healthcare Solutions, Inc.	500	8,845
*	AMN Healthcare Services, Inc.	300	5,064
	Analogic Corp.	200	10,764
*	AngioDynamics, Inc.	300	5,823
	Applera Corp. - Applied Biosystems Group	300	10,248
*	Applera Corp. - Celera Group	1,000	15,120
* #	Arthrocare Corp.	300	16,239
*	Aspect Medical Systems, Inc.	400	5,944
	Bard (C.R.), Inc.	200	16,906
	Beckman Coulter, Inc.	300	21,219
	Becton Dickinson & Co.	200	16,546
*	Boston Scientific Corp.	5,000	63,150
*	Bruker BioSciences Corp.	1,000	9,290
*	Caliper Life Sciences, Inc.	900	4,923
*	Candela Corp.	600	3,720
*	Cantel Medical Corp.	200	3,538
*	Cardiac Science Corp.	500	4,215
*	Cepheid, Inc.	300	6,489
* #	Cerner Corp.	200	11,950
*	Charles River Laboratories International, Inc.	800	50,824
	Chemed Corp.	200	10,830
	Cigna Corp.	300	16,083

12

*	Conmed Corp.	400	9,952
*	Cross Country Healthcare, Inc.	400	5,824
*	CryoLife, Inc.	250	1,795
*	Cutera, Inc.	200	3,028
*	Cynosure, Inc. Class A	200	5,938
	Datascope Corp.	200	7,318
	Dentsply International, Inc.	300	12,834
*	Dionex Corp.	200	16,894
*	Edwards Lifesciences Corp.	300	14,835
*	Emageon, Inc.	600	2,856
*	Endologix, Inc.	1,300	3,432
*	eResearch Technology, Inc.	200	2,372
*	ev3, Inc.	700	10,248
*	Genomic Health, Inc.	300	7,266
*	Gen-Probe, Inc.	200	13,378
*	Greatbatch, Inc.	300	6,174
*	Haemonetics Corp.	300	17,403
*	HealthTronics, Inc.	1,000	4,240
*	Henry Schein, Inc.	700	41,405
	Hillenbrand Indutries, Inc.	600	32,304
*	HLTH Corp.	600	8,394
*	HMS Holdings Corp.	300	9,315
*	Hologic, Inc.	300	19,917
*	ICU Medical, Inc.	200	7,424
*	IDEXX Laboratories, Inc.	400	24,200
*	Illumina, Inc.	200	11,558
*	Immucor, Inc.	200	6,634
	IMS Health, Inc.	300	7,005
*	Integra LifeSciences Holdings	200	8,290
	Invacare Corp.	400	10,400
*	Inventiv Health, Inc.	400	11,672
*	Invitrogen Corp.	500	48,505
*	IRIS International, Inc.	300	5,430
*	Kendle International, Inc.	200	8,634
*	Kensey Nash Corp.	200	5,392
*	Lifecell Corp.	200	8,110
*	Lifecore Biomedical, Inc.	400	4,904
*	Martek Biosciences Corp.	400	10,344
	McKesson Corp.	500	33,365
	Medtronic, Inc.	800	40,680
	Mentor Corp.	200	7,518
	Meridian Bioscience, Inc.	200	6,170
*	Merit Medical Systems, Inc.	400	5,812
* #	Millipore Corp.	200	16,376
*	MWI Veterinary Supply, Inc.	200	8,416
*	NuVasive, Inc.	200	8,514
*	NxStage Medical, Inc.	400	5,144
*	Omnicell, Inc.	300	7,911
*	Orchid Cellmark, Inc.	900	4,122
*	Parexel International Corp.	300	13,275
*	Patterson Companies, Inc.	200	6,436
	PerkinElmer, Inc.	1,400	38,192
	Pharmaceutical Products Development Service, Inc.	200	8,468
*	Pharmanet Development Group, Inc.	300	11,850
*	Possis Medical, Inc.	400	6,224

13

*	Providence Service Corp.	200	5,596
*	PSS World Medical, Inc.	800	15,344
*	Quidel Corp.	300	5,670
*	Regeneration Technologies, Inc.	500	4,440
*	ResMed, Inc.	400	18,320
*	Respironics, Inc.	400	19,704
* #	Sirona Dental Systems, Inc.	500	13,530
*	Somanetics Corp.	300	6,003
*	SonoSite, Inc.	200	6,644
*	Spectranetics Corp.	400	6,068
*	St. Jude Medical, Inc.	200	7,950
* #	Stereotaxis, Inc.	400	5,396
	Steris Corp.	900	25,164
	Stryker Corp.	300	21,789
*	SurModics, Inc.	200	10,328
*	Symmetry Medical, Inc.	500	8,420
*	Techne Corp.	200	13,030
*	Thermo Fisher Scientific, Inc.	1,400	80,696
*	Third Wave Technologies, Inc.	600	4,842
*	Thoratec Corp.	600	11,754
*	TriZetto Group, Inc.	300	4,629
*	Varian Medical Systems, Inc.	200	9,992
*	Varian, Inc.	300	21,015
	Vital Signs, Inc.	200	10,582
*	Waters Corp.	200	15,608
	West Pharmaceutical Services, Inc.	400	15,028
*	Wright Medical Group, Inc.	400	10,792
*	Zimmer Holdings, Inc.	200	12,946
*	Zoll Medical Corp.	300	6,984
Total Health Care			1,416,137

Industrials — (11.7%)
	3M Co.	500	41,630
	A.O. Smith Corp.	300	10,617
*	Acco Brands Corp.	700	11,697
	Actuant Corp.	600	19,002
*	AGCO Corp.	700	48,258
*	Airtran Holdings, Inc.	1,200	10,188
	Albany International Corp. Class A	400	15,468
	Alexander & Baldwin, Inc.	500	25,690
*	Allied Waste Industries, Inc.	2,800	31,948
*	Amerco, Inc.	300	19,641
#	American Science & Engineering, Inc.	200	11,570
	Ametek, Inc.	200	8,800
	Ampco-Pittsburgh Corp.	200	7,044
	Angelica Corp.	300	5,199
	Apogee Enterprises, Inc.	300	6,666
	Arkansas Best Corp.	300	6,840
*	Astec Industries, Inc.	200	7,512
*	ASV, Inc.	400	4,664
*	Atlas Air Worldwide Holding, Inc.	200	10,530
	Avery Dennison Corp.	600	31,266
*	Avis Budget Group, Inc.	700	10,521
*	AZZ, Inc.	200	5,356
#	B.F. Goodrich Co.	200	14,258

14

	Badger Meter, Inc.	200	7,800
*	Baker (Michael) Corp.	200	6,986
	Baldor Electric Co.	600	20,250
#	Barnes Group, Inc.	600	18,576
	Barrett Business Services, Inc.	200	3,276
*	BE Aerospace, Inc.	800	37,600
	Belden, Inc.	500	23,025
*	Blount International, Inc.	300	3,681
	Burlington Northern Santa Fe Corp.	1,200	100,224
	C.H. Robinson Worldwide, Inc.	300	15,465
	Carlisle Companies, Inc.	600	23,886
*	CBIZ, Inc.	900	8,316
	CDI Corp.	300	8,001
*	ChoicePoint, Inc.	400	15,140
	Cintas Corp.	800	25,592
	Clarcor, Inc.	600	21,366
*	Clean Harbors, Inc.	200	10,748
*	Columbus McKinnon Corp.	300	9,336
	Comfort Systems USA, Inc.	600	7,050
*	COMSYS IT Partners, Inc.	300	4,005
*	Continental Airlines, Inc.	900	25,335
	Con-way, Inc.	400	16,912
*	Copart, Inc.	800	29,888
	Corporate Executive Board Co.	200	13,418
*	Corrections Corp. of America	1,100	33,561
*	CoStar Group, Inc.	200	9,638
* #	Covanta Holding Corp.	1,400	37,786
*	CRA International, Inc.	200	9,252
	Crane Co.	800	35,952
	CSX Corp.	1,500	63,000
	Danaher Corp.	300	26,046
	Deere & Co.	200	34,360
	Donaldson Co., Inc.	300	14,034
	Dover Corp.	1,200	55,536
*	Dynamex, Inc.	200	5,494
	Dynamic Materials Corp.	200	12,694
	Eaton Corp.	200	17,862
	Electro Rent Corp.	400	5,472
*	EMCOR Group, Inc.	600	15,984
	Emerson Electric Co.	800	45,616
	Encore Wire Corp.	300	5,130
*	EnerSys	600	13,962
	Ennis, Inc.	300	5,508
*	EnPro Industries, Inc.	300	9,180
	Equifax, Inc.	1,100	40,953
* #	Evergreen Solar, Inc.	1,100	14,487
	Expeditors International of Washington, Inc.	400	18,768
*	Exponent, Inc.	200	5,570
#	Fastenal Co.	300	11,892
	Federal Signal Corp.	600	6,900
	FedEx Corp.	1,000	98,470
*	First Consulting Group, Inc.	500	6,400
	Forward Air Corp.	300	9,711
#	Franklin Electric Co., Inc.	300	11,688
*	FTI Consulting, Inc.	400	22,800

15

*	FuelCell Energy, Inc.	800	7,256
	G & K Services, Inc. Class A	300	12,201
	GATX Corp.	600	22,218
*	Gehl Co.	200	3,242
	General Electric Co.	17,200	658,588
*	Genesee & Wyoming, Inc.	500	13,100
*	Genlyte Group, Inc.	400	37,700
	Gorman-Rupp Co.	200	7,890
*	GP Strategies Corp.	500	4,480
	Graco, Inc.	200	7,448
	Granite Construction, Inc.	400	16,408
#	Greenbrier Companies, Inc.	200	4,436
	Hardinge, Inc.	200	3,154
	Harsco Corp.	400	24,028
	Healthcare Services Group, Inc.	400	8,760
	Heartland Express, Inc.	900	13,077
*	Hexcel Corp.	300	7,641
*	Hill International, Inc.	600	6,600
	Honeywell International, Inc.	500	28,310
#	Horizon Lines, Inc. Class A	300	5,973
*	Hub Group, Inc. Class A	400	10,432
	Hubbell, Inc. Class B	500	27,465
*	Hurco Companies, Inc.	200	8,254
*	Huron Consulting Group, Inc.	200	14,654
*	II-VI, Inc.	300	10,062
	IKON Office Solutions, Inc.	1,700	21,471
	Illinois Tool Works, Inc.	900	49,950
*	Innovative Solutions & Support, Inc.	300	4,269
*	Integrated Electrical Services, Inc.	200	3,754
*	Interline Brands, Inc.	400	9,572
*	Intersections, Inc.	500	4,945
	J.B. Hunt Transport Services, Inc.	700	18,403
*	JetBlue Airways Corp.	1,600	11,200
	Joy Global, Inc.	200	11,600
	Kaman Corp. Class A	300	9,570
* #	Kansas City Southern	900	30,987
#	Kaydon Corp.	300	15,183
*	Kenexa Corp.	300	5,811
	Kennametal, Inc.	400	31,220
*	Key Technology, Inc.	200	6,950
*	Kforce, Inc.	600	6,510
*	Kirby Corp.	500	24,035
#	Knight Transportation, Inc.	1,000	15,200
*	Labor Ready, Inc.	500	7,525
*	Ladish Co., Inc.	200	8,832
	Landstar Systems, Inc.	200	7,956
*	Layne Christensen Co.	200	11,390
*	Learning Tree International, Inc.	300	7,602
	Lincoln Electric Holdings, Inc.	400	27,908
#	Lindsay Corp.	200	10,584
	Masco Corp.	2,100	47,040
	McGrath Rentcorp.	300	7,977
*	Middleby Corp.	200	15,178
	Mine Safety Appliances Co.	400	19,604
*	Mobile Mini, Inc.	500	9,610

16

*	Monster Worldwide, Inc.	500	16,885
	MSC Industrial Direct Co., Inc. Class A	200	8,644
*	NCI Building Systems, Inc.	200	6,866
	Norfolk Southern Corp.	1,300	66,573
*	NuCo2, Inc.	200	5,516
* #	Owens Corning, Inc.	900	19,809
*	P.A.M. Transportation Services, Inc.	300	4,503
	Paccar, Inc.	300	15,183
#	Parker Hannifin Corp.	1,300	103,259
*	Park-Ohio Holdings Corp.	200	4,708
	Pentair, Inc.	1,100	37,312
	Pitney Bowes, Inc.	400	15,400
*	Powell Industries, Inc.	200	8,170
*	Power-One, Inc.	1,200	5,604
	Precision Castparts Corp.	200	29,468
*	Quality Distribution, Inc.	600	2,976
*	Quanta Services, Inc.	300	8,214
	Quixote Corp.	300	5,529
	R. R. Donnelley & Sons Co.	1,700	62,322
	Raven Industries, Inc.	200	6,946
*	RBC Bearings, Inc.	200	7,356
	Regal-Beloit Corp.	400	18,832
	Republic Services, Inc.	1,000	33,170
	Robbins & Myers, Inc.	200	13,700
	Rockwell Automation, Inc.	300	20,367
	Rollins, Inc.	400	11,776
	Roper Industries, Inc.	500	31,725
*	Rush Enterprises, Inc. Class A	300	4,728
	Ryder System, Inc.	700	30,352
	Schawk, Inc.	400	5,748
*	Shaw Group, Inc.	200	12,684
	Simpson Manufacturing Co., Inc.	700	18,627
	Skywest, Inc.	800	21,048
	Southwest Airlines Co.	5,700	80,655
	SPX Corp.	300	30,528
	Standard Register Co.	400	4,828
*	Stericycle, Inc.	200	11,770
	Sun Hydraulics, Inc.	200	5,810
*	Superior Essex, Inc.	300	7,278
	Sypris Solutions, Inc.	600	4,170
	TAL International Group, Inc.	400	9,060
	Teleflex, Inc.	500	30,165
	Tennant Co.	200	8,766
*	Terex Corp.	200	12,890
*	Tetra Tech, Inc.	700	14,504
	Textron, Inc.	200	13,810
*	The Advisory Board Co.	200	13,002
	The Brink’s Co.	400	25,592
#	The Dun & Bradstreet Corp.	200	17,846
*	The Geo Group, Inc.	600	15,276
*	Thomas & Betts Corp.	500	27,180
	Timken Co.	1,100	35,079
	Titan International, Inc.	300	8,238
	Toro Co.	200	11,130
	Trane, Inc.	300	11,013

17

*	TurboChef Technologies, Inc.	400	5,948
	Twin Disc, Inc.	200	12,426
*	UAL Corp.	700	28,658
*	Ultralife Batteries, Inc.	400	5,024
	Union Pacific Corp.	900	113,526
	United Parcel Service, Inc.	700	51,576
*	United Stationers, Inc.	400	20,264
	United Technologies Corp.	1,000	74,770
*	Volt Information Sciences, Inc.	300	3,816
	W.W. Grainger, Inc.	400	35,320
	Wabtec Corp.	600	20,364
	Walter Industries, Inc.	300	10,407
*	Waste Connections, Inc.	800	25,464
	Waste Industries USA, Inc.	200	6,760
	Waste Management, Inc.	900	30,888
	Watsco, Inc. Class A	300	10,875
	Werner Enterprises, Inc.	1,000	17,550
	Woodward Governor Co.	200	13,708
Total Industrials			4,499,094

Information Technology — (13.1%)
*	Activision, Inc.	500	11,075
*	Actuate Corp.	800	6,056
*	Adaptec, Inc.	1,600	5,360
*	ADC Telecommunications, Inc.	1,400	23,184
*	Adobe Systems, Inc.	600	25,284
	Adtran, Inc.	600	13,014
*	Advanced Analogic Technologies, Inc.	500	5,385
* #	Advanced Micro Devices, Inc.	6,500	63,440
*	Advent Software, Inc.	200	10,152
*	Agilent Technologies, Inc.	400	15,132
	Agilysys, Inc.	300	4,167
#	Altera Corp.	600	11,268
	American Software, Inc. Class A	250	1,798
*	AMIS Holdings, Inc.	1,200	9,204
*	Amkor Technology, Inc.	900	7,416
#	Amphenol Corp.	300	13,005
*	Anadigics, Inc.	600	6,606
	Analog Devices, Inc.	500	15,390
*	Anixter International, Inc.	500	32,250
*	Ansoft Corp.	200	5,802
*	Ansys, Inc.	400	15,544
*	Apple, Inc.	600	109,332
	Applied Materials, Inc.	1,400	26,362
*	Ariba, Inc.	900	10,683
*	Arris Group, Inc.	1,500	15,645
*	Arrow Electronics, Inc.	900	33,309
*	Aspen Technology, Inc.	600	10,176
*	Atheros Communications	300	8,847
*	Atmel Corp.	4,400	19,316
*	ATMI, Inc.	500	15,045
*	Autodesk, Inc.	400	18,836
	Automatic Data Processing, Inc.	500	22,530
*	Avnet, Inc.	800	27,600
*	Avocent Corp.	700	17,430

18

	AVX Corp.	2,000	28,660
* #	Bankrate, Inc.	200	7,828
*	BEA Systems, Inc.	700	11,081
	Bel Fuse, Inc. Class B	200	5,984
*	Bell Microproducts, Inc.	800	4,480
*	Benchmark Electronics, Inc.	1,000	17,950
	Black Box Corp.	200	7,360
*	Blackboard, Inc.	200	7,800
*	BMC Software, Inc.	300	9,924
*	Bottomline Technologies, Inc.	400	5,040
*	Brightpoint, Inc.	400	6,644
*	Broadcom Corp.	500	13,370
*	Brocade Communications Systems, Inc.	2,300	16,767
	CA, Inc.	900	22,041
*	Cabot Microelectronics Corp.	300	11,220
*	Cadence Design Systems, Inc.	1,400	23,240
*	Callidus Software, Inc.	600	3,756
*	CEVA, Inc.	600	6,144
*	Chordiant Software, Inc.	400	4,012
* #	Ciena Corp.	400	17,592
*	Cirrus Logic, Inc.	800	4,560
*	Cisco Sytems, Inc.	4,400	123,288
*	Citrix Systems, Inc.	300	11,094
*	CNET Networks, Inc.	1,400	10,612
	Cognex Corp.	400	8,108
*	Cognizant Technology Solutions Corp.	400	12,440
*	Coherent, Inc.	400	11,508
	Cohu, Inc.	300	4,695
*	Compuware Corp.	3,500	28,910
*	Concur Technologies, Inc.	200	7,512
*	Convergys Corp.	1,000	16,310
	Corning, Inc.	1,500	36,435
*	Credence Systems Corp.	1,238	2,538
* #	Cree, Inc.	800	19,704
*	CSG Systems International, Inc.	400	6,628
*	Cymer, Inc.	400	16,428
*	Cypress Semiconductor Corp.	800	26,576
#	Daktronics, Inc.	200	4,666
*	DealerTrack Holdings, Inc.	200	8,508
*	Dell, Inc.	1,600	39,264
	Diebold, Inc.	600	20,376
* #	Digital River, Inc.	500	19,335
*	Diodes, Inc.	400	11,768
*	Dolby Laboratories, Inc.	300	15,072
*	DST Systems, Inc.	200	16,950
*	DTS, Inc.	200	4,950
*	Dycom Industries, Inc.	500	14,070
*	EarthLink, Inc.	1,700	11,543
*	eBay, Inc.	1,300	43,589
*	Electronic Arts, Inc.	300	16,857
	Electronic Data Systems Corp.	800	16,208
*	Electronics for Imaging, Inc.	800	18,352
*	EMC Corp.	2,100	40,467
* #	EMCORE Corp.	600	5,262
*	EMS Technologies, Inc.	200	5,822

19

*	Emulex Corp.	1,000	16,750
*	Epicor Software Corp.	500	5,410
*	EPIQ Systems, Inc.	300	5,226
*	Equinix, Inc.	200	20,822
*	eSpeed, Inc.	600	6,060
*	Euronet Worldwide, Inc.	700	22,932
*	Extreme Networks, Inc.	1,500	5,460
*	F5 Networks, Inc.	400	10,568
	Factset Research Systems, Inc.	200	12,536
	Fair Isaac Corp.	500	18,480
*	Fairchild Semiconductor Corp. Class A	1,400	22,204
*	Faro Technologies, Inc.	200	5,404
*	FEI Co.	400	9,964
	Fidelity National Information Services, Inc.	1,100	47,542
*	Fiserv, Inc.	900	46,197
*	FormFactor, Inc.	400	15,176
*	Foundry Networks, Inc.	2,000	35,260
*	Gartner Group, Inc.	400	7,556
*	Gerber Scientific, Inc.	500	4,750
	Global Payments, Inc.	700	30,254
*	Greenfield Online, Inc.	400	6,016
*	Harmonic, Inc.	500	5,185
	Heartland Payment Systems, Inc.	200	6,456
#	Henry Jack & Associates, Inc.	500	13,380
	Hewlett-Packard Co.	2,600	133,016
*	Hittite Microwave Corp.	200	8,638
*	Hutchinson Technology, Inc.	400	10,524
	iBasis, Inc.	500	2,645
*	iGATE Capital Corp.	600	5,076
*	Informatica Corp.	500	8,575
	InfoSpace, Inc.	400	7,124
*	Ingram Micro, Inc.	2,000	39,800
*	Insight Enterprises, Inc.	700	13,867
*	Integrated Device Technology, Inc.	2,200	26,686
*	Integrated Silicon Solution, Inc.	800	5,216
	Intel Corp.	5,700	148,656
*	Interactive Intelligence, Inc.	300	7,824
*	Internap Network Services Corp.	700	6,965
	International Business Machines Corp.	1,000	105,180
*	International Rectifier Corp.	800	26,016
*	Internet Capital Group, Inc.	500	5,585
	Intersil Corp.	800	19,952
*	Interwoven, Inc.	600	7,368
*	Intuit, Inc.	600	17,592
*	Iomega Corp.	1,000	3,570
*	iPass, Inc.	1,200	5,244
*	Itron, Inc.	300	23,265
*	IXYS Corp.	500	3,865
*	j2 Global Communications, Inc.	300	7,296
	Jabil Circuit, Inc.	1,200	20,340
*	JDA Software Group, Inc.	400	8,376
*	JDS Uniphase Corp.	2,500	33,650
*	Juniper Networks, Inc.	1,400	41,608
*	Jupitermedia Corp.	800	3,432
	KLA-Tencor Corp.	1,500	72,120

20

*	Kopin Corp.	1,400	5,040
*	Kulicke & Soffa Industries, Inc.	600	4,248
*	L-1 Identity Solutions, Inc.	1,000	18,580
* #	Lam Research Corp.	200	9,170
*	Lawson Software, Inc.	2,500	24,300
	Linear Technology Corp.	400	12,184
*	Lionbridge Technologies, Inc.	1,300	3,952
*	Littlefuse, Inc.	300	10,005
*	LoJack Corp.	300	5,253
*	Loral Space & Communications, Inc.	200	6,848
* #	LSI Corp.	3,900	21,645
*	Macrovision Corp.	700	17,444
*	Magma Design Automation, Inc.	400	5,344
*	Manhattan Associates, Inc.	200	5,426
*	Mattson Technology, Inc.	700	5,768
	Maxim Integrated Products, Inc.	500	11,595
	Maximus, Inc.	300	11,700
*	McAfee, Inc.	800	31,160
*	MEMC Electronic Materials, Inc.	200	15,516
*	Mentor Graphics Corp.	1,200	13,068
	Methode Electronics, Inc.	500	6,025
	Micrel, Inc.	900	8,028
	Microchip Technology, Inc.	400	11,516
*	Micron Technology, Inc.	8,900	74,048
*	Micros Systems, Inc.	200	14,428
*	Microsemi Corp.	400	9,152
	Microsoft Corp.	6,800	228,480
*	Moldflow Corp.	300	4,785
	Molex, Inc. Class A	500	13,390
	MoneyGram International, Inc.	600	9,264
*	Monolithic Power Systems	200	3,816
	Motorola, Inc.	3,900	62,283
*	MSC. Software Corp.	600	7,926
	MTS Systems Corp.	200	8,198
*	Nanometrics, Inc.	600	6,000
	National Instruments Corp.	400	13,348
	National Semiconductor Corp.	500	11,430
*	NCR Corp.	900	21,546
*	NETGEAR, Inc.	400	13,556
*	NetScout Systems, Inc.	500	6,075
*	Network Appliance, Inc.	300	7,413
*	Network Equipment Technologies, Inc.	400	4,976
	NIC, Inc.	250	1,950
*	Novatel Wireless, Inc.	300	4,662
*	Novell, Inc.	4,000	28,080
*	Novellus Systems, Inc.	900	23,409
*	Nuance Communications, Inc.	1,000	20,180
*	Nvidia Corp.	400	12,616
* #	OmniVision Technologies, Inc.	600	11,172
* #	ON Semiconductor Corp.	1,200	11,028
*	Online Resources Corp.	400	3,760
*	Oplink Communications, Inc.	400	6,460
*	Oracle Corp.	3,700	74,666
*	Packeteer, Inc.	300	2,028
* #	Palm, Inc.	1,400	9,758

21

*	Parametric Technology Corp.	600	10,020
	Paychex, Inc.	300	11,700
*	PC Connection, Inc.	400	5,116
*	PC-Tel, Inc.	700	5,243
*	PDF Solutions, Inc.	500	3,965
*	Perficient, Inc.	300	5,031
*	Perot Systems Corp.	1,400	18,410
*	Phoenix Technologies, Ltd.	100	1,360
	Plantronics, Inc.	500	13,425
*	Plexus Corp.	600	17,856
*	PLX Technology, Inc.	500	4,920
*	PMC-Sierra, Inc.	2,400	16,848
* #	Powerwave Technologies, Inc.	1,800	7,452
*	Presstek, Inc.	800	4,776
*	Progress Software Corp.	500	15,815
	QAD, Inc.	600	5,106
*	QLogic Corp.	900	12,168
	QUALCOMM, Inc.	1,600	65,248
#	Quality Systems, Inc.	200	5,918
*	Quantum Corp.	2,300	7,291
* #	Rambus, Inc.	400	7,756
*	RealNetworks, Inc.	2,000	12,340
*	Red Hat, Inc.	1,000	20,020
*	RF Micro Devices, Inc.	3,400	19,652
*	Rofin-Sinar Technologies, Inc.	200	18,208
*	Rogers Corp.	200	8,812
*	Rudolph Technologies, Inc.	400	4,780
*	Salesforce.com, Inc.	200	11,346
*	Sandisk Corp.	1,200	44,928
*	Sapient Corp.	1,200	8,688
* #	SAVVIS, Inc.	200	6,408
*	ScanSource, Inc.	300	10,584
*	Secure Computing Corp.	900	8,163
*	Semtech Corp.	600	9,156
*	SI International, Inc.	200	5,192
* #	Sigma Designs, Inc.	200	13,004
*	Silicon Laboratories, Inc.	500	18,570
*	Skyworks Solutions, Inc.	2,200	19,976
*	Sonic Solutions, Inc.	500	4,965
*	SonicWALL, Inc.	900	9,108
* #	Sonus Networks, Inc.	1,400	9,212
*	SPSS, Inc.	200	7,228
*	Standard Microsystems Corp.	300	10,581
*	STEC, Inc.	700	6,524
*	Stratasys, Inc.	200	4,998
*	Sun Microsystems, Inc.	1,475	30,651
*	Supertex, Inc.	200	6,790
*	SupportSoft, Inc.	900	3,906
* #	Sybase, Inc.	1,000	25,640
*	Sycamore Networks, Inc.	3,800	14,630
*	Sykes Enterprises, Inc.	600	11,076
*	Symantec Corp.	3,000	53,400
* #	Synaptics, Inc.	200	11,108
*	SYNNEX Corp.	400	8,264
*	Synplicity, Inc.	800	4,552

22

	Syntel, Inc.	200	7,206
* #	Take-Two Interactive Software, Inc.	600	8,988
*	Tech Data Corp.	600	22,566
	Technitrol, Inc.	600	16,062
*	Tekelec	600	7,380
*	Tellabs, Inc.	3,300	22,968
*	Teradyne, Inc.	1,300	14,157
* #	Terremark Worldwide, Inc.	700	3,927
*	Tessera Technologies, Inc.	300	11,586
	Texas Instruments, Inc.	1,400	44,198
*	The Knot, Inc.	400	5,280
*	TIBCO Software, Inc.	1,800	14,094
#	Total System Services, Inc.	300	8,412
*	Trimble Navigation, Ltd.	200	7,414
*	Triquint Semiconductor, Inc.	1,900	11,267
*	Tyler Technologies, Inc.	400	6,024
*	Ultimate Software Group, Inc.	200	6,534
*	Ultratech, Inc.	400	4,792
	United Online, Inc.	800	12,032
*	Universal Display Corp.	300	4,968
*	ValueClick, Inc.	900	21,276
*	Varian Semiconductor Equipment Associates, Inc.	200	8,302
*	Veeco Instruments, Inc.	400	6,712
* #	VeriSign, Inc.	2,000	81,800
*	Virage Logic Corp.	700	5,859
*	Vishay Intertechnology, Inc.	2,000	24,980
*	Vocus, Inc.	200	6,280
*	Websense, Inc.	400	6,536
*	Website Pros, Inc.	500	5,630
*	Western Digital Corp.	1,700	46,971
*	Wind River Systems, Inc.	1,000	10,210
*	Wright Express Corp.	200	7,590
*	Xerox Corp.	3,200	54,016
#	Xilinx, Inc.	500	10,950
*	X-Rite, Inc.	400	4,972
*	Yahoo!, Inc.	1,300	34,853
*	Zygo Corp.	400	4,516
Total Information Technology			5,018,490

Materials — (5.3%)
*	AEP Industries, Inc.	200	6,842
	Air Products & Chemicals, Inc.	400	39,616
	Airgas, Inc.	400	19,792
*	AK Steel Holding Corp.	200	8,914
	Albemarle Corp.	200	8,828
	Alcoa, Inc.	4,700	170,939
	Allegheny Technologies, Inc.	200	19,550
	AMCOL International Corp.	300	11,394
	American Vanguard Corp.	300	4,905
	Aptargroup, Inc.	600	25,326
	Arch Chemicals, Inc.	300	12,345
	Ashland, Inc.	700	34,468
	Ball Corp.	200	9,250
	Bemis Co., Inc.	1,200	32,556
*	Brush Engineered Materials, Inc.	200	8,946

23

	Calgon Carbon Corp.	400	5,824
	Carpenter Technology Corp.	400	30,180
	Celanese Corp. Class A	300	11,904
*	Century Aluminum Co.	400	22,936
	CF Industries Holdings, Inc.	200	18,196
* #	Coeur d’Alene Mines Corp.	3,800	15,846
	Commercial Metals Co.	1,100	34,001
*	Crown Holdings, Inc.	900	23,094
	Cytec Industries, Inc.	600	36,804
	Dow Chemical Co.	3,200	134,208
	duPont (E.I.) de Nemours & Co., Inc.	1,500	69,225
	Eastman Chemical Co.	500	32,105
	Ecolab, Inc.	400	19,160
	FMC Corp.	400	21,888
*	General Moly, Inc.	800	8,528
	Georgia Gulf Corp.	400	2,976
	Greif, Inc. Class A	300	17,721
*	Hecla Mining Co.	1,100	12,903
	Hercules, Inc.	600	11,646
*	ICO, Inc.	400	4,340
	International Flavors & Fragrances, Inc.	200	10,028
	International Paper Co.	1,500	50,625
	Kaiser Aluminum Corp.	200	14,228
	KMG Chemicals, Inc.	200	3,112
	Louisiana-Pacific Corp.	1,400	21,532
	Lubrizol Corp.	400	25,656
#	Martin Marietta Materials, Inc.	200	26,910
	MeadWestavco Corp.	2,200	72,314
	Minerals Technologies, Inc.	300	20,070
	Nalco Holding Co.	800	19,168
	NewMarket Corp.	200	10,732
	Newmont Mining Corp.	700	34,783
	NL Industries, Inc.	700	7,063
	Nucor Corp.	800	47,368
	Olin Corp.	800	16,752
	Olympic Steel, Inc.	200	5,228
*	OM Group, Inc.	400	22,516
*	Owens-Illinois, Inc.	300	13,467
#	Packaging Corp. of America	1,400	39,606
*	Pactiv Corp.	1,100	27,940
*	Patriot Coal Corp.	40	1,352
	Penford Corp.	200	4,840
*	Peoplesupport, Inc.	200	2,810
*	PolyOne Corp.	1,300	8,151
	PPG Industries, Inc.	300	20,592
	Praxair, Inc.	300	25,614
	Quanex Corp.	500	25,020
	Reliance Steel & Aluminum Co.	400	20,636
	Rock-Tenn Co. Class A	700	18,466
*	Rockwood Holdings, Inc.	800	26,944
	Rohm & Haas Co.	1,100	59,807
#	Royal Gold, Inc.	300	8,616
	RPM International, Inc.	1,100	20,955
	Schnitzer Steel Industries, Inc. Class A	200	12,484
	Scotts Miracle-Gro Co. Class A	200	7,382

24

	Sealed Air Corp.	700	16,359
	Sensient Technologies Corp.	600	16,602
#	Sigma-Aldrich Corp.	200	10,530
	Silgan Holdings, Inc.	200	10,726
*	Smurfit-Stone Container Corp.	2,900	31,929
	Steel Dynamics, Inc.	500	25,155
	Stepan Co.	200	6,108
*	Terra Industries, Inc.	500	18,890
	Texas Industries, Inc.	200	13,876
*	U.S. Gold Corp.	1,000	3,430
*	United States Lime & Minerals, Inc.	200	6,152
	United States Steel Corp.	600	58,620
*	Universal Stainless & Alloy Products, Inc.	200	6,168
	Valspar Corp.	1,200	27,048
	Vulcan Materials Co.	400	35,520
	Wausau Paper Corp.	500	4,715
	Westlake Chemical Corp.	900	17,793
	Weyerhaeuser Co.	700	51,226
Total Materials			2,060,770

Telecommunication Services — (4.3%)
*	American Tower Corp.	400	18,216
	AT&T, Inc.	20,600	787,126
*	Cbeyond, Inc.	200	8,274
*	Centennial Communications Corp.	800	7,120
	CenturyTel, Inc.	800	34,104
*	Cincinnati Bell, Inc.	1,800	8,568
	Citizens Communications Co.	1,900	24,662
* #	Cogent Communications Group, Inc.	300	6,234
	Consolidated Communications Holdings, Inc.	300	4,824
*	Crown Castle International Corp.	1,500	62,925
	FairPoint Communications, Inc.	400	5,968
*	General Communications, Inc. Class A	700	6,202
	Iowa Telecommunications Services, Inc.	300	5,112
*	NeuStar, Inc.	300	9,531
*	NII Holdings, Inc.	200	11,032
*	PAETEC Holding Corp.	600	6,420
*	Qwest Communications International, Inc.	1,500	9,945
*	SBA Communications Corp.	400	14,976
	Sprint Nextel Corp.	9,400	145,888
	Telephone & Data Systems, Inc.	300	18,675
	Telephone & Data Systems, Inc. Special Shares	200	11,310
*	Time Warner Telecom, Inc.	500	11,215
	Verizon Communications, Inc.	9,800	423,458
	Windstream Corp.	800	10,360
Total Telecommunication Services			1,652,145

Utilities — (3.0%)
	AGL Resources, Inc.	300	11,124
	Allegheny Energy, Inc.	300	18,225
	ALLETE, Inc.	200	8,192
	Alliant Energy Corp.	200	8,304
	Ameren Corp.	300	16,155
	American Electric Power Co., Inc.	300	14,301
#	Atmos Energy Corp.	400	10,476

25

	Avista Corp.	400	8,552
	Black Hills Corp.	300	12,498
	CenterPoint Energy, Inc.	500	8,925
	Central Vermont Public Service Corp.	200	5,532
	CH Energy Group, Inc.	200	8,864
	Cleco Corp.	400	11,176
#	CMS Energy Corp.	1,000	17,430
	Consolidated Edison, Inc.	400	19,380
	Dominion Resources, Inc.	400	18,892
	DPL, Inc.	500	15,140
	DTE Energy Co.	300	14,715
	Duke Energy Corp.	1,100	21,769
*	Dynegy, Inc.	800	6,088
	Edison International	300	16,794
*	El Paso Electric Co.	300	7,713
	Energen Corp.	200	12,748
	Entergy Corp.	200	23,908
	Equitable Resources, Inc.	200	10,572
	Exelon Corp.	600	48,642
	FirstEnergy Corp.	300	20,568
#	FPL Group, Inc.	300	20,928
#	Great Plains Energy, Inc.	400	11,872
	Hawaiian Electric Industries, Inc.	600	13,890
	IDACORP, Inc.	300	10,548
	Integrys Energy Group, Inc.	300	15,303
	Laclede Group, Inc.	200	6,882
	MDU Resources Group, Inc.	300	8,187
	MGE Energy, Inc.	200	7,014
	Middlesex Water Co.	300	5,655
* #	Mirant Corp.	1,500	57,885
	National Fuel Gas Co.	400	19,060
	New Jersey Resources Corp.	200	10,090
	Nicor, Inc.	200	8,428
	NiSource, Inc.	300	5,553
#	Northeast Utilities, Inc.	300	9,474
	Northwest Natural Gas Co.	200	9,594
* #	NRG Energy, Inc.	1,400	59,346
	NSTAR	500	17,500
	OGE Energy Corp.	400	14,240
	Oneok, Inc.	200	9,300
	Ormat Technologies, Inc.	400	20,200
	Otter Tail Corp.	200	6,702
	Pepco Holdings, Inc.	300	8,430
	PG&E Corp.	300	13,881
#	Piedmont Natural Gas Co.	500	13,020
	Pinnacle West Capital Corp.	200	8,572
	Portland General Electric Co.	400	10,708
#	PPL Corp.	300	15,288
	Progress Energy, Inc.	400	19,528
	Puget Energy, Inc.	500	14,035
	Questar Corp.	900	48,105
*	Reliant Energy, Inc.	1,900	49,476
	SCANA Corp.	200	8,522
	Sempra Energy	200	12,524
	Sierra Pacific Resources	900	15,480

26

# SJW Corp.	200	6,692
South Jersey Industries, Inc.	200	7,380
Southern Co.	600	22,572
Southern Union Co.	500	14,925
Southwest Gas Corp.	200	5,784
Southwest Water Co.	400	4,792
TECO Energy, Inc.	900	15,588
UGI Corp.	500	13,220
Unisource Energy Corp.	200	6,186
Vectren Corp.	300	8,808
Westar Energy, Inc.	400	10,364
WGL Holdings, Inc.	400	13,216
Wisconsin Energy Corp.	200	9,568
Xcel Energy, Inc.	700	16,177
York Water Co.	300	4,746
Total Utilities		1,141,921

TOTAL COMMON STOCKS		35,149,556

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $365,000 FNMA 5.58%, 03/25/37, valued at $268,194) to be repurchased at $261,097	$261	261,000

SECURITIES LENDING COLLATERAL — (7.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,947,093 FHLMC 6.500%, 10/01/37, valued at $3,037,854) to be repurchased at $2,950,510	2,949	2,949,372

TOTAL INVESTMENTS - (100.0%) (Cost $40,853,731)		$38,359,928

See accompanying Notes to Financial Statements.

27

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value†

COMMON STOCKS — (87.8%)
Consumer Discretionary — (14.0%)
*	4Kids Entertainment, Inc.	175,100	$2,188,750
* #	99 Cents Only Stores	230,500	1,857,830
*	A.C. Moore Arts & Crafts, Inc.	191,794	3,043,771
* #	AbitibiBowater Canada, Inc.	40,872	917,985
	Acme Communications, Inc.	134,576	419,877
*	Aftermarket Technology Corp.	156,092	4,358,089
	Aldila, Inc.	19,308	331,518
*	Alloy, Inc.	167,064	1,127,682
#	Ambassadors International, Inc.	38,800	466,376
	American Axle & Manufacturing Holdings, Inc.	350,800	8,110,496
*	American Biltrite, Inc.	5,400	28,350
	American Greetings Corp. Class A	322,800	7,508,328
* #	America’s Car-Mart, Inc.	46,205	501,324
	Ameristar Casinos, Inc.	20,800	652,912
*	AnnTaylor Stores Corp.	125,875	3,832,894
#	Arctic Cat, Inc.	50,982	543,978
#	ArvinMeritor, Inc.	594,900	6,014,439
	Asbury Automotive Group, Inc.	325,000	5,440,500
*	Ashworth, Inc.	137,425	523,589
*	Audiovox Corp. Class A	158,237	2,020,686
*	AutoNation, Inc.	452,275	7,462,537
* #	Avatar Holdings, Inc.	72,408	3,154,092
*	Ballantyne of Omaha, Inc.	110,574	642,435
	Bassett Furniture Industries, Inc.	68,130	606,357
	Beasley Broadcast Group, Inc.	55,878	391,146
	Beazer Homes USA, Inc.	65,077	552,504
	Belo Corp. Class A	342,526	5,672,231
*	Benihana, Inc. Class A	43,436	608,104
* #	Big Lots, Inc.	565,500	10,557,885
#	Blockbuster, Inc. Class A	438,500	1,565,445
*	Blockbuster, Inc. Class B	330,400	994,504
*	Bluegreen Corp.	211,700	1,520,006
	Bob Evans Farms, Inc.	336,775	10,386,141
#	Bon-Ton Stores, Inc.	123,438	1,441,756
	Books-A-Million, Inc.	125,791	1,520,813
#	Borders Group, Inc.	75,875	949,196
	BorgWarner, Inc.	195,266	18,864,648
	Bowl America, Inc. Class A	10,589	168,365
	Brown Shoe Company, Inc.	294,916	5,004,725
	Brunswick Corp.	90,200	1,839,178
*	Buca, Inc.	177,612	202,478

1

#	Building Materials Holding Corp.	126,770	725,124
* #	Cabela’s, Inc.	9,524	157,527
* #	California Coastal Communities, Inc.	79,445	468,725
	Callaway Golf Co.	445,430	7,599,036
#	Carmike Cinemas, Inc.	103,938	1,226,468
*	Carriage Services, Inc.	195,059	2,081,280
* #	Casual Male Retail Group, Inc.	88,542	548,960
	Cato Corp. Class A	41,550	625,743
*	Cavalier Homes, Inc.	108,215	220,759
*	Cavco Industries, Inc.	16,770	632,900
* #	Champion Enterprises, Inc.	103,100	929,962
* #	Charming Shoppes, Inc.	347,760	1,923,113
*	Chromcraft Revington, Inc.	17,600	85,360
	Churchill Downs, Inc.	43,439	2,279,679
#	Citadel Broadcasting Co.	411,703	946,917
	Coachmen Industries, Inc.	44,400	233,988
	Coast Distribution System, Inc.	17,974	120,606
	Cobra Electronics Corp.	28,547	155,296
	Collectors Universe, Inc.	35,349	494,886
* #	Comstock Homebuilding Companies, Inc.	6,535	5,751
*	Concord Camera Corp.	58,960	168,037
	Cooper Tire & Rubber Co.	515,100	7,922,238
* #	Cost Plus, Inc.	29,007	91,372
*	Cost-U-Less, Inc.	183	2,150
*	Cox Radio, Inc.	187,300	2,206,394
	CSS Industries, Inc.	46,200	1,828,596
*	Culp, Inc.	77,334	643,419
* #	Cumulus Media, Inc. Class A	173,277	1,457,260
*	Cycle Country Accessories Corp.	10,276	18,805
* #	Deckers Outdoor Corp.	2,400	346,008
	Decorator Industries, Inc.	2,200	9,372
	Delta Apparel, Inc.	22,086	217,105
*	Design Within Reach, Inc.	32,165	127,373
*	DG Fastchannel, Inc.	2,500	48,900
*	Diedrich Coffee, Inc.	14,097	51,454
#	Dillards, Inc. Class A	306,100	6,241,379
*	Dixie Group, Inc.	125,399	1,128,591
* #	Dominion Homes, Inc.	26,989	18,353
*	Dorman Products, Inc.	70,465	987,215
	Dover Motorsports, Inc.	118,557	806,188
*	drugstore.com, Inc.	87,209	266,860
*	Duckwall-ALCO Stores, Inc.	15,400	455,532
*	Emerson Radio Corp.	272,648	381,707
#	Emmis Communications Corp. Class A	135,230	582,841
	Entercom Communications Corp.	177,300	2,888,217
* #	Entravision Communications Corp.	324,800	2,429,504
	Escalade, Inc.	6,213	58,154
*	Fairchild Corp. Class A	200,708	485,713
	Finish Line, Inc. Class A	362,209	1,358,284
*	Finlay Enterprises, Inc.	25,800	76,626
*	Flanigan’s Enterprises, Inc.	5,977	49,908
	Flexsteel Industries, Inc.	21,497	274,732

2

	Foot Locker, Inc.	162,220	2,116,971
*	Franklin Covey Co.	82,983	580,051
*	Franklin Electronic Publishers, Inc.	26,003	86,070
	Fred’s, Inc.	291,446	3,036,867
	Frisch’s Restaurants, Inc.	10,439	288,638
	FTD Group, Inc.	15,700	210,380
*	Fuel Systems Solutions, Inc.	66,945	986,769
*	Full House Resorts, Inc.	8,747	24,317
#	Furniture Brands International, Inc.	118,200	1,197,366
*	Gaiam, Inc.	16,524	389,140
*	GameTech International, Inc.	23,700	184,149
* #	Gander Mountain Co.	187,575	909,739
*	Gaylord Entertainment Co.	10,300	433,218
*	G-III Apparel Group, Ltd.	56,050	805,438
*	Gottschalks, Inc.	158,621	605,932
	Gray Television, Inc.	208,328	1,772,871
	Gray Television, Inc. Class A	3,400	29,291
*	Great Wolf Resorts, Inc.	32,900	355,978
	Group 1 Automotive, Inc.	179,600	4,827,648
* #	Gymboree Corp.	127,005	4,236,887
#	Handleman Co.	49,578	109,567
*	Harris Interactive, Inc.	556,982	2,333,755
*	Hartmarx Corp.	284,600	1,138,400
*	Hastings Entertainment, Inc.	77,276	698,575
#	Haverty Furniture Co., Inc.	140,429	1,193,646
*	Hawk Corp.	17,600	280,896
*	Hayes Lemmerz International, Inc.	818,750	3,381,437
	Hearst-Argyle Television, Inc.	48,660	952,763
*	Hollywood Media Corp.	79,803	212,276
	ILX Resorts, Inc.	23,500	141,000
*	Image Entertainment, Inc.	15,614	61,207
* #	Infosonics Corp.	10,576	21,575
*	Interstate Hotels & Resorts, Inc.	217,604	1,016,211
	J. Alexander’s Corp.	42,244	464,684
*	Jaclyn, Inc.	1,600	9,888
* #	Jakks Pacific, Inc.	213,554	5,390,103
* #	Jarden Corp.	87,158	2,297,485
*	Jo-Ann Stores, Inc.	284,800	4,687,808
	Johnson Outdoors, Inc.	103,198	2,377,682
	Jones Apparel Group, Inc.	53,700	1,000,968
	Journal Communications, Inc. Class A	99,600	906,360
#	Journal Register Co.	274,400	603,680
	KB Home	35,420	739,924
	Kellwood Co.	117,530	1,761,775
	Kimball International, Inc. Class B	246,108	3,283,081
* #	Kirkland’s, Inc.	61,529	46,147
#	K-Swiss, Inc. Class A	3,716	67,445
	LaCrosse Footwear, Inc.	9,132	164,285
*	Lakeland Industries, Inc.	36,256	391,565
* #	Lakes Entertainment, Inc.	105,954	703,535
#	Landry’s Restaurants, Inc.	141,750	3,348,135
*	Lazare Kaplan International, Inc.	40,300	378,820

3

#	La-Z-Boy, Inc.	326,144	1,780,746
* #	Lear Corp.	123,200	3,627,008
	Lee Enterprises, Inc.	79,300	1,110,200
	Leggett & Platt, Inc.	385,715	7,938,015
*	Lenox Group, Inc.	63,454	178,306
	Libbey, Inc.	125,150	1,941,076
#	Lifetime Brands, Inc.	51,858	664,820
*	Lin TV Corp.	273,900	3,073,158
	Lithia Motors, Inc. Class A	90,945	1,418,742
*	Lodgian, Inc.	250,800	2,874,168
*	Luby’s, Inc.	222,085	2,427,389
#	M/I Homes, Inc.	107,600	1,079,228
*	Mace Security International, Inc.	111,640	229,978
#	Marine Products Corp.	2,441	17,966
* #	MarineMax, Inc.	134,300	2,195,805
*	Max & Erma’s Restaurants, Inc.	2,000	5,000
	MDC Holdings, Inc.	87,155	3,084,415
*	Meade Instruments Corp.	159,697	206,009
	Media General, Inc. Class A	91,700	2,271,409
	Modine Manufacturing Co.	126,572	2,566,880
	Monaco Coach Corp.	229,585	2,073,153
	Monro Muffler Brake, Inc.	26,325	554,668
*	Morton’s Restaurant Group, Inc.	13,100	150,388
*	Mothers Work, Inc.	29,087	495,061
	Movado Group, Inc.	220,500	6,107,850
* #	Multimedia Games, Inc.	229,085	1,818,935
*	Nathan’s Famous, Inc.	10,083	176,352
	National Presto Industries, Inc.	15,400	834,064
* #	Navarre Corp.	59,302	125,127
*	Nobel Learning Communities, Inc.	4,900	71,001
#	Noble International, Ltd.	7,251	118,336
#	Orleans Homebuilders, Inc.	103,242	520,340
	O’Charleys, Inc.	268,506	4,003,424
*	Outdoor Channel Holdings, Inc.	71,412	498,456
#	Oxford Industries, Inc.	107,200	2,655,344
*	P & F Industries, Inc. Class A	2,025	14,155
* #	Palm Harbor Homes, Inc.	54,574	615,595
* #	PC Mall, Inc.	157,962	1,717,047
#	Penske Automotive Group, Inc.	369,500	7,390,000
*	Perry Ellis International, Inc.	153,306	2,471,293
	Phillips-Van Heusen Corp.	15,200	644,784
*	Phoenix Footwear Group, Inc.	69,546	102,928
#	Pier 1 Imports, Inc.	204,000	840,480
*	Pinnacle Entertainment, Inc.	154,070	4,229,221
*	Pomeroy IT Solutions, Inc.	84,728	598,180
*	Proliance International, Inc.	113,810	315,254
*	QEP Co., Inc.	15,771	164,807
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	313,678	197,617
*	Quiksilver, Inc.	150,132	1,591,399
*	R.H. Donnelley Corp.	102,435	4,550,163
*	Radio One, Inc. Class D	208,229	424,787

4

*	RC2 Corp.	118,339	3,441,298
	RCN Corp.	46,216	671,056
*	Reading International, Inc. Class A	18,143	181,430
*	Reading International, Inc. Class B	5,338	54,848
*	Red Lion Hotels Corp.	23,500	225,600
*	Regent Communications, Inc.	251,181	519,945
	Regis Corp.	14,264	419,219
* #	Restoration Hardware, Inc.	101,337	715,439
*	Rex Stores Corp.	113,415	1,746,591
* #	Rockford Corp.	50,818	98,079
* #	Rocky Brands, Inc.	55,383	387,681
*	Rubio’s Restaurants, Inc.	62,160	607,303
	Ruby Tuesday, Inc.	10,500	137,655
	Russ Berrie & Co., Inc.	114,239	1,896,367
#	Ryland Group, Inc.	86,226	1,983,198
*	Saga Communications, Inc. Class A	130,513	891,404
	Saks, Inc.	216,800	4,466,080
	Salem Communications Corp.	59,051	472,408
	Sauer-Danfoss, Inc.	36,100	877,230
*	Scholastic Corp.	260,798	9,190,522
	Service Corp. International	310,400	4,122,112
* #	Sharper Image Corp.	117,454	391,122
	Shiloh Industries, Inc.	207,191	2,040,831
*	Shoe Carnival, Inc.	92,251	1,073,802
*	Shoe Pavilion, Inc.	2,487	3,681
*	Silverleaf Resorts, Inc.	115,953	607,594
	Sinclair Broadcast Group, Inc. Class A	448,836	4,645,453
* #	Six Flags, Inc.	515,800	1,206,972
#	Skyline Corp.	18,002	610,268
	Sonic Automotive, Inc.	217,474	5,025,824
* #	Source Interlink Companies, Inc.	331,340	665,993
* #	Spanish Broadcasting System, Inc.	349,901	671,810
	Speedway Motorsports, Inc.	224,125	7,564,219
*	Sport Chalet, Inc. Class A	140,842	1,054,907
*	Sport Chalet, Inc. Class B	6,806	50,160
	Sport Supply Group, Inc.	49,900	508,980
*	Sport-Haley, Inc.	7,995	18,548
	Stage Stores, Inc.	39,459	667,646
	Standard Motor Products, Inc.	92,850	688,018
#	Standard Pacific Corp.	340,600	1,178,476
#	Stanley Furniture, Inc.	9,040	101,429
	Steinway Musical Instruments, Inc.	83,100	2,347,575
* #	Steven Madden, Ltd.	144,283	3,279,553
	Stewart Enterprises, Inc.	495,236	4,060,935
*	Stoneridge, Inc.	189,023	1,572,671
	Strattec Security Corp.	13,288	589,987
#	Sturm Ruger & Co., Inc.	129,050	1,193,712
#	Superior Industries International, Inc.	169,400	3,137,288
	Superior Uniform Group, Inc.	38,136	430,937
#	Syms Corp.	120,870	1,958,094
* #	Syntax-Brillian Corp.	95	276
#	Systemax, Inc.	389,200	7,686,700

5

	Tandy Brand Accessories, Inc.	60,411	573,300
* #	Tarragon Corp.	191,991	326,385
*	The Hallwood Group, Inc.	203	12,992
	The Marcus Corp.	116,174	2,093,455
#	The Pep Boys - Manny, Moe & Jack	461,500	5,044,195
* #	The Steak n Shake Co.	184,500	2,134,665
* #	Toll Brothers, Inc.	123,000	2,542,410
	Traffix, Inc.	107,347	655,890
*	Trans World Entertainment Corp.	142,510	778,105
*	Triple Crown Media, Inc.	33,229	150,860
* #	Trump Entertainment Resorts, Inc.	11,255	58,188
*	TRW Automotive Holdings Corp.	226,311	5,080,682
*	Unifi, Inc.	410,300	1,230,900
	Unifirst Corp.	109,600	4,095,752
*	Universal Electronics, Inc.	6,256	231,159
*	Vail Resorts, Inc.	8,300	460,733
* #	ValueVision Media, Inc. Class A	54,373	357,774
	Virco Manufacturing Corp.	4,100	32,554
*	Warnaco Group, Inc.	289,355	10,677,199
* #	WCI Communities, Inc.	228,000	766,080
*	Wells-Gardner Electronics Corp.	3,045	5,207
* #	West Marine, Inc.	223,261	1,971,395
*	Wilsons The Leather Experts, Inc.	264,356	288,148
* #	Zale Corp.	178,200	3,187,998
Total Consumer Discretionary			457,982,164

Consumer Staples — (4.8%)
	Alico, Inc.	5,740	254,799
*	Alliance One International, Inc.	347,575	1,435,485
*	Bridgford Foods Corp.	890	6,194
#	Cal-Maine Foods, Inc.	180,987	4,457,710
* #	Caribou Coffee Co.	10,559	48,360
	Casey’s General Stores, Inc.	210,017	6,090,493
* #	Central Garden & Pet Co.	86,857	466,422
* #	Central Garden & Pet Co. Class A	210,628	1,105,797
#	Chiquita Brands International, Inc.	288,600	5,538,234
	Corn Products International, Inc.	223,900	8,805,987
	Del Monte Foods Co.	452,535	3,982,308
	Farmer Brothers Co.	14,456	332,343
#	Gatehouse Media, Inc.	117,900	966,780
	Golden Enterprises, Inc.	17,483	53,148
	Griffin Land & Nurseries, Inc. Class A	3,500	121,555
*	Hain Celestial Group, Inc.	129,978	4,299,672
#	Imperial Sugar Co.	89,205	2,035,658
	Ingles Market, Inc. Class A	100,777	2,397,485
#	Inter Parfums, Inc.	17,450	318,811
	J & J Snack Foods Corp.	37,680	1,220,078
	J.M. Smucker Co.	144,896	7,118,740
	Lance, Inc.	101,473	2,104,550
	Longs Drug Stores Corp.	103,700	5,487,804
*	Maui Land & Pineapple Co., Inc.	2,400	67,560
#	MGP Ingredients, Inc.	140,091	1,151,548

6

*	Monterey Pasta Co.	153,364	519,904
	Nash Finch Co.	157,694	5,628,099
*	Natrol, Inc.	86,323	375,505
*	Natural Alternatives International, Inc.	10,526	84,524
* #	Natural Health Trends Corp.	26,737	42,512
	Oil-Dri Corp. of America	34,701	751,971
*	Omega Protein Corp.	157,249	1,132,193
* #	Parlux Fragrances, Inc.	47,377	190,456
*	Pathmark Stores, Inc.	9,770	126,033
	PepsiAmericas, Inc.	167,100	5,656,335
*	Performance Food Group Co.	196,594	5,443,688
#	Pilgrim’s Pride Corp.	529,215	13,801,927
*	Prestige Brands Holdings, Inc.	3,900	32,448
	PriceSmart, Inc.	295,162	8,804,682
*	Pyramid Breweries, Inc.	70,582	170,103
* #	Redhook Ale Brewery, Inc.	117,683	750,818
	Ruddick Corp.	217,400	7,780,746
#	Sanderson Farms, Inc.	236,350	7,341,031
* #	Sanfilippo (John B.) & Son, Inc.	45,444	385,365
	Schiff Nutrition International, Inc.	20,908	117,085
#	Seaboard Corp.	2,735	4,127,115
*	Seneca Foods Corp. Class A	200	5,140
*	Smithfield Foods, Inc.	331,159	9,951,328
	Spartan Stores, Inc.	121,029	2,723,152
* #	Spectrum Brands, Inc.	279,300	1,443,981
	Tasty Baking Co.	62,402	610,292
* #	TreeHouse Foods, Inc.	10,800	254,556
	Universal Corp.	220,500	11,836,440
	Weis Markets, Inc.	142,145	5,816,573
* #	Winn-Dixie Stores, Inc.	17,500	330,925
*	Zapata Corp.	32,686	232,397
Total Consumer Staples			156,334,845

Energy — (5.9%)
	Adams Resources & Energy, Inc.	13,562	337,694
*	Allis-Chalmers Energy, Inc.	6,600	99,990
* #	Basic Energy Services, Inc.	105,737	2,061,871
* #	Bill Barret Corp.	18,886	729,000
* #	Bois d’Arc Energy, Inc.	106,755	2,092,398
* #	Bolt Technology Corp.	5,100	199,257
*	Brigham Exploration Co.	138,535	957,277
* #	Bristow Group, Inc.	90,500	4,977,500
	Cabot Oil & Gas Corp.	25,400	874,268
*	Callon Petroleum Co.	183,000	2,735,850
*	Catalytica Energy Systems, Inc.	7,667	48,685
	Cimarex Energy Co.	98,445	3,802,930
*	Clayton Williams Energy, Inc.	3,696	106,297
*	Complete Production Services, Inc.	182,700	3,237,444
*	Comstock Resources, Inc.	271,600	9,098,600
*	Dawson Geophysical Co.	4,600	308,292
* #	Delta Petroleum Corp.	43,823	673,560
* #	Edge Petroleum Corp.	46,818	276,226

7

*	Encore Acquisition Co.	140,602	4,576,595
* #	Endeavour International Corp.	6,380	7,847
*	Energy Partners, Ltd.	14,900	184,462
* #	EXCO Resources, Inc.	136,200	1,904,076
*	Exterran Holdings, Inc.	158,682	12,700,907
*	Forest Oil Corp.	234,804	11,054,572
*	Grey Wolf, Inc.	557,708	2,833,157
	Gulf Island Fabrication, Inc.	27,700	881,137
*	Gulfmark Offshore, Inc.	116,421	5,173,749
* #	Harvest Natural Resources, Inc.	197,700	2,576,031
*	Helix Energy Solutions Group, Inc.	64,500	2,618,055
	Helmerich & Payne, Inc.	276,328	9,547,132
*	Hkn, Inc.	8,943	76,910
* #	Hornbeck Offshore Services, Inc.	60,000	2,470,200
* #	Infinity, Inc.	21,386	10,693
	Lufkin Industries, Inc.	21,783	1,132,934
*	Mariner Energy, Inc.	549,200	11,906,656
	MarkWest Hydrocarbon, Inc.	1,008	61,790
	Massey Energy Co.	132,920	4,512,634
*	Meridian Resource Corp.	504,265	877,421
*	Mitcham Industries, Inc.	39,253	714,405
*	Natural Gas Services Group	42,100	759,484
*	Newpark Resources, Inc.	679,900	3,657,862
	Overseas Shipholding Group, Inc.	113,600	8,133,760
*	Parker Drilling Co.	100	715
	Patterson-UTI Energy, Inc.	41,133	775,357
#	Penn Virginia Corp.	46,000	1,914,520
*	Petrohawk Energy Corp.	223,647	3,645,446
*	Petroleum Development Corp.	69,700	3,531,699
*	PHI, Inc.	119,138	3,799,311
*	Pioneer Drilling Co.	41,100	489,501
	Pioneer Natural Resources Co.	77,075	3,435,233
*	Plains Exploration & Production Co.	32,405	1,633,536
* #	Quest Resource Corp.	4,300	34,658
	Range Resources Corp.	25,150	1,023,102
	Rowan Companies, Inc.	2,000	70,800
	Royale Energy, Inc.	1,300	3,367
*	SEACOR Holdings, Inc.	71,642	6,488,616
#	St. Mary Land & Exploration Co.	20,000	786,000
*	Stone Energy Corp.	162,852	7,360,910
*	Swift Energy Corp.	140,600	5,695,706
	Tesoro Petroleum Corp.	49,600	2,439,328
	Tidewater, Inc.	39,900	1,950,711
* #	Trico Marine Services, Inc.	106,985	3,784,059
*	Union Drilling, Inc.	2,400	30,480
*	Unit Corp.	69,166	3,093,104
#	USEC, Inc.	659,638	5,415,628
	W&T Offshore, Inc.	99,829	2,635,486
*	W-H Energy Services, Inc.	900	45,450
*	Whiting Petroleum Corp.	226,118	11,920,941
Total Energy			192,993,272

8

Financials — (16.9%)
	1st Independence Financial Group, Inc.	500	6,375
	1st Source Corp.	290,167	5,843,963
#	21st Century Holding Co.	600	7,752
*	Abington Bancorp, Inc.	300	2,658
	Advanta Corp. Class A	48,765	454,490
	Advanta Corp. Class B	181,582	1,817,636
	Affirmative Insurance Holdings, Inc.	21,551	238,570
	Alabama National Bancorporation	33,590	2,596,171
	Alfa Corp.	214,510	4,635,561
*	Allegheny Corp.	19,388	7,929,692
	Alliance Financial Corp.	3,590	86,483
*	AmComp, Inc.	69,200	684,388
	Ameriana Bancorp	1,045	8,161
	American Bancorp of New Jersey, Inc.	81,049	867,224
	American Equity Investment Life Holding Co.	418,680	3,772,307
	American Financial Group, Inc.	260,850	7,622,037
*	American Independence Corp.	20,558	188,928
	American National Bankshares, Inc.	1,400	28,490
	American Physicians Capital, Inc.	119,975	5,034,151
	American West Bancorporation	4,500	81,675
* #	AmeriCredit Corp.	119,100	1,366,077
	Ameris Bancorp	8,832	148,643
*	Amerisafe, Inc.	14,000	213,640
*	AmeriServe Financial, Inc.	235,444	687,496
	Arrow Financial Corp.	25,842	555,345
#	Asset Acceptance Capital Corp.	116,279	1,313,953
	Associated Banc-Corp.	1,710	46,529
*	Atlantic American Corp.	29,000	50,750
*	B of I Holding, Inc.	21,798	155,856
	Baldwin & Lyons, Inc. Class B	85,305	2,298,117
	Bancorp Rhode Island, Inc.	6,640	238,442
	BancorpSouth, Inc.	81,472	1,992,805
	BancTrust Financial Group, Inc.	1,181	14,408
*	Bank of Florida Corp.	75,273	963,494
	Bank of Granite Corp.	18,712	216,124
#	BankAtlantic Bancorp, Inc. Class A	201,563	776,018
#	BankUnited Financial Corp. Class A	189,411	1,511,500
	Banner Corp.	103,796	3,109,728
	Bar Harbor Bankshares	2,700	85,590
	BCB Bancorp, Inc.	400	6,540
	Benjamin Franklin Bancorp, Inc.	9,727	128,202
	Berkshire Bancorp, Inc.	2,136	33,663
	Berkshire Hills Bancorp, Inc.	47,062	1,142,195
	Beverly Hills Bancorp, Inc.	135,154	732,535
*	BFC Financial Corp.	16,108	23,196
*	BNCCORP., Inc.	6,911	104,840
	Boston Private Financial Holdings, Inc.	220,958	6,085,183
	Brookline Bancorp, Inc.	155,343	1,592,266
	Cadence Financial Corp.	9,269	151,548
	California First National Bancorp	14,894	184,835
	Camco Financial Corp.	13,209	158,376

9

	Camden National Corp.	18,724	556,103
	Capital Bank Corp.	2,348	30,547
	Capital Corp. of the West	10,767	202,312
	Capital Southwest Corp.	38,784	4,663,388
	Cardinal Financial Corp.	77,307	740,601
	Carrollton Bancorp	200	2,464
	Cascade Financial Corp.	12,360	168,838
	Cash America International, Inc.	23,500	845,530
#	Cathay General Bancorp	84,381	2,445,361
* #	Centennial Bank Holdings, Inc.	50,608	255,570
#	Center Bancorp, Inc.	51,501	615,952
	Central Bancorp, Inc.	3,917	89,092
	Central Pacific Financial Corp.	137,663	2,782,169
	Centrue Financial Corp.	3,060	67,320
#	CFS Bancorp, Inc.	118,688	1,686,556
	Chemical Financial Corp.	191,709	4,811,896
	Chittenden Corp.	20,000	700,600
	Citizens Community Bancorp, Inc.	21,165	194,506
	Citizens First Bancorp, Inc.	55,579	818,123
	Citizens South Banking Corp.	22,524	262,405
* #	Citizens, Inc.	238,049	1,561,601
	City Holding Co.	40,785	1,467,444
*	CNA Surety Corp.	301,901	6,228,218
	CoBiz Financial, Inc.	38,200	624,188
	Columbia Banking System, Inc.	43,398	1,337,092
	Commerce Group, Inc.	142,306	5,115,901
	Commonwealth Bankshares, Inc.	900	16,200
* #	Community Bancorp	22,705	409,371
	Community Bank System, Inc.	344,670	6,951,994
	Community Bankshares, Inc.	907	11,746
	Community Capital Corp.	439	7,674
	Community Trust Bancorp, Inc.	27,190	768,117
	Community West Bancshares	16,400	189,010
* #	CompuCredit Corp.	128,004	1,658,932
*	Conseco, Inc.	164,688	2,114,594
* #	Consumer Portfolio Services, Inc.	108,540	359,267
	Cooperative Bankshares, Inc.	4,914	67,273
#	Corus Bankshares, Inc.	45,100	427,999
* #	Cowen Group, Inc.	103,927	1,115,137
*	Cowlitz Bancorporation	4,766	59,432
	Crawford & Co. Class B	5,471	21,884
*	Crescent Financial Corp.	19,215	195,801
*	Dearborn Bancorp, Inc.	73,258	748,697
	Delphi Financial Group, Inc. Class A	23,371	898,381
#	Delta Financial Corp.	150,880	277,619
	Dime Community Bancshares	90,487	1,227,909
	Donegal Group, Inc. Class A	165,104	2,788,607
	Donegal Group, Inc. Class B	4,733	90,282
*	Eastern Insurance Holdings, Inc.	10,437	169,393
	ECB Bancorp, Inc.	574	14,637
	EMC Insurance Group, Inc.	157,502	3,835,174
*	Encore Capital Group, Inc.	75,090	771,174

10

#	Enterprise Financial Services Corp.	3,448	79,063
	ESB Financial Corp.	5,526	57,415
	F.N.B. Corp.	89,327	1,385,462
	Farmers Capital Bank Corp.	1,985	55,580
	FBL Financial Group, Inc. Class A	220,267	8,165,298
	Federal Agriculture Mortgage Corp. Class C	85,157	2,317,122
	Fidelity Bancorp, Inc.	800	11,880
	Fidelity National Financial, Inc.	262,484	4,100,000
	Fidelity Southern Corp.	14,639	161,029
	Financial Federal Corp.	50,700	1,119,963
	Financial Institutions, Inc.	30,400	548,112
	First American Corp.	132,808	4,539,377
	First Bancorp	6,489	124,005
	First Bancorp of Indiana, Inc.	200	2,865
	First Bancshares, Inc.	500	8,300
#	First Charter Corp.	26,400	795,168
	First Citizens BancShares, Inc.	31,395	4,919,283
#	First Commonwealth Financial Corp.	302,100	3,516,444
	First Community Bancorp	87,762	3,948,412
	First Defiance Financial Corp.	16,457	363,700
	First Federal Bancshares of Arkansas, Inc.	17,788	271,267
	First Federal Bankshares, Inc.	1,280	19,840
	First Federal of Northern Michigan Bancorp, Inc.	2,436	17,515
	First Financial Corp.	104,827	2,974,990
	First Franklin Corp.	900	10,152
	First Indiana Corp.	60,143	1,915,555
*	First Keystone Financial, Inc.	2,200	26,400
	First M&F Corp.	5,763	94,974
*	First Mariner Bancorp, Inc.	13,416	81,569
	First Merchants Corp.	232,279	5,038,132
	First Mutual Bancshares, Inc.	9,263	245,933
	First National Lincoln Corp.	2,632	38,690
	First Niagara Financial Group, Inc.	349,624	4,345,826
	First PacTrust Bancorp, Inc.	16,173	326,695
	First Place Financial Corp.	212,176	3,063,821
*	First Regional Bancorp	1,000	22,040
	First Security Group, Inc.	10,066	95,627
	First State Bancorporation	29,540	431,875
	First United Corp.	3,967	80,133
	First West Virginia Bancorp, Inc.	800	11,192
	Firstbank Corp.	12,488	196,572
*	FirstCity Financial Corp.	124,465	1,010,656
* #	FirstFed Financial Corp.	17,400	609,348
#	Flagstar Bancorp, Inc.	333,100	2,098,530
	Flushing Financial Corp.	39,375	632,362
	FNB Corp.	3,707	100,942
	FNB United Corp.	25,327	316,587
*	FPIC Insurance Group, Inc.	86,167	3,681,916
* #	Franklin Bank Corp.	150,236	638,503
* #	Franklin Credit Management Corp.	16,186	16,995
#	Fremont General Corp.	35,200	88,352
	Fulton Financial Corp.	344,565	4,310,508

11

	Gateway Financial Holdings, Inc.	70,717	939,829
	GB&T Bancshares, Inc.	72,426	769,164
	German American Bancorp, Inc.	73,069	960,857
*	Golfsmith International Holdings, Inc.	2,600	10,400
*	Great Lakes Bancorp, Inc.	25,752	331,943
	Greene Bancshares, Inc.	900	26,883
	Guaranty Federal Bancshares, Inc.	13,255	379,093
	Habersham Bancorp	543	7,988
*	Hallmark Financial Services, Inc.	22,116	330,855
	Hanmi Financial Corp.	30,612	293,569
	Hanover Insurance Group, Inc.	127,417	5,746,507
	Harleysville Group, Inc.	245,883	8,605,905
	Harleysville Savings Financial Corp.	812	10,556
	Harrington West Financial Group, Inc.	5,500	67,375
	Hawthorn Bancshares, Inc.	1,027	29,269
	HCC Insurance Holdings, Inc.	214,345	6,588,965
	Heartland Financial USA, Inc.	700	13,993
	Hercules Technology Growth Capital, Inc.	8,461	99,924
	Heritage Commerce Corp.	14,597	259,827
	HF Financial Corp.	4,510	68,281
	HMN Financial, Inc.	24,247	581,201
	Home Federal Bancorp	2,272	56,800
	HopFed Bancorp, Inc.	1,082	15,689
	Horace Mann Educators Corp.	321,020	6,279,151
	Horizon Financial Corp.	26,685	459,249
*	HouseValues, Inc.	200	684
	Huntington Bancshares, Inc.	87,173	1,367,744
	IBERIABANK Corp.	14,068	680,891
	Imperial Capital Bancorp, Inc.	18,200	414,960
	Independence Holding Co.	15,771	213,855
#	Independent Bank Corp. (MI)	21,009	200,846
	Infinity Property & Casualty Corp.	141,271	5,522,283
	Integra Bank Corp.	158,967	2,554,600
	Intervest Bancshares Corp.	15,144	241,244
	Investors Title Co.	3,804	143,601
	Irwin Financial Corp.	271,026	2,203,441
	Janus Capital Group, Inc.	32,467	1,089,917
	Jefferson Bancshares, Inc.	3,390	34,239
*	KMG America Corp.	71,300	442,060
	KNBT Bancorp, Inc.	83,012	1,316,570
*	Knight Capital Group, Inc.	365,284	4,876,541
* #	LaBranche & Co., Inc.	93,209	494,940
	Lakeland Bancorp, Inc.	50,022	575,753
	LandAmerica Financial Group, Inc.	62,627	1,648,343
	Landmark Bancorp, Inc.	1,050	28,812
	Leesport Financial Corp.	3,124	55,357
	Legacy Bancorp, Inc.	29,091	370,328
	Lincoln Bancorp	4,195	66,952
	LNB Bancorp, Inc.	49,053	699,005
	LSB Corp.	6,765	109,661
	LSB Financial Corp.	200	4,250
	MainSource Financial Group, Inc.	67,078	1,010,195

12

*	Marlin Business Services, Inc.	44,839	605,326
	MASSBANK Corp.	6,843	247,717
	Mayflower Bancorp, Inc.	475	5,826
	MB Financial, Inc.	149,744	4,746,885
#	MBT Financial Corp.	23,028	218,766
	MCG Capital Corp.	308,235	3,483,055
*	Meadowbrook Insurance Group, Inc.	312,600	2,872,794
	Medallion Financial Corp.	157,968	1,552,825
	Mercantile Bank Corp.	4,584	78,524
	Mercer Insurance Group, Inc.	50,500	894,355
	Mercury General Corp.	134,321	6,969,917
#	Meta Financial Group, Inc.	7,217	284,061
	MFB Corp.	667	17,199
#	MGIC Investment Corp.	8,101	190,536
	MicroFinancial, Inc.	37,200	231,756
	Midland Co.	53,857	3,444,694
	MidWestOne Financial Group, Inc.	1,860	31,527
	MutualFirst Financial, Inc.	5,009	87,157
#	National Penn Bancshares, Inc.	128,717	2,022,144
	National Western Life Insurance Co. Class A	2,812	565,128
*	Navidec Financial, Inc.	105	80
*	Navigators Group, Inc.	120,045	7,046,641
	Nelnet, Inc. Class A	5,200	71,708
	New Hampshire Thrift Bancshares, Inc.	4,466	55,825
	New Westfield Financial, Inc.	6,200	59,892
#	New York Community Bancorp, Inc.	139,443	2,595,034
	NewAlliance Bancshares, Inc.	677,465	8,739,298
	NewBridge Bancorp	24,961	248,612
*	Newtek Business Services, Inc.	97,036	117,414
*	NexCen Brands, Inc.	397,211	1,787,449
	North Central Bancshares, Inc.	3,500	115,010
*	North Pointe Holdings Corp.	8,705	92,447
	Northeast Community Bancorp, Inc.	40,923	478,390
	Northrim Bancorp, Inc.	15,034	281,587
	NYMAGIC, Inc.	66,270	1,476,496
	Oak Hill Financial, Inc.	48,863	1,469,799
	OceanFirst Financial Corp.	28,620	471,085
* #	Ocwen Financial Corp.	415,600	2,327,360
	Odyssey Re Holdings Corp.	285,770	11,013,576
	Old National Bancorp	900	14,382
	Old Republic International Corp.	491,075	7,371,036
	Omega Financial Corp.	45,001	1,392,781
*	Pacific Mercantile Bancorp	27,700	366,471
*	Pacific Premier Bancorp, Inc.	8,634	80,814
	Pamrapo Bancorp, Inc.	4,961	101,056
	Park Bancorp, Inc.	200	4,955
	Park National Corp.	11,200	846,384
	Parkvale Financial Corp.	6,727	193,805
	Partners Trust Financial Group, Inc.	385,101	4,910,038
#	Patriot National Bancorp	600	10,614
*	Penn Treaty American Corp.	119,700	790,020
*	Pennsylvania Commerce Bancorp, Inc.	17,462	490,158

13

	Peoples Bancorp of Indiana	1,802	28,562
	Peoples Bancorp, Inc.	92,569	2,239,244
#	People’s United Financial, Inc.	39,268	666,378
#	PFF Bancorp, Inc.	51,910	487,954
*	Pico Holdings, Inc.	162,845	6,267,904
	Pinnacle Bancshares, Inc.	1,050	13,041
*	Piper Jaffray Companies, Inc.	78,800	3,650,016
*	PMA Capital Corp. Class A	348,287	3,044,028
	Premier Financial Bancorp, Inc.	1,938	25,194
	Presidential Life Corp.	231,485	3,990,801
	Princeton National Bancorp, Inc.	800	19,216
* #	ProAssurance Corp.	182,100	9,986,364
	ProCentury Corp.	108,306	1,523,865
	Prosperity Bancshares, Inc.	63,327	2,035,330
	Protective Life Corp.	171,770	7,107,843
	Provident Bankshares Corp.	68,268	1,600,885
	Provident Financial Holdings, Inc.	69,040	1,260,670
#	Provident Financial Services, Inc.	209,682	3,115,875
#	Provident New York Bancorp	216,945	2,646,729
	Pulaski Financial Corp.	36,412	392,885
	Rainier Pacific Financial Group, Inc.	36,099	534,626
	Reinsurance Group of America, Inc.	152,089	8,229,536
	Renasant Corp.	10,350	201,928
	Republic Bancorp, Inc. Class A	1,825	29,656
#	Resource America, Inc.	166,701	2,703,890
* #	Rewards Network, Inc.	151,922	794,552
	Riverview Bancorp, Inc.	31,562	413,462
	RLI Corp.	153,060	9,126,968
	Rockville Financial, Inc.	24,645	336,897
	Rome Bancorp, Inc.	73,745	859,129
*	RTW, Inc.	48,161	590,935
	Rurban Financial Corp.	788	10,189
	SAFECO Corp.	59,900	3,456,829
	Sanders Morris Harris Group, Inc.	83,578	813,214
	SCBT Financial Corp.	14,073	436,263
*	SCPIE Holdings, Inc.	29,684	806,514
*	Seabright Insurance Holdings	47,300	733,623
#	Security Bank Corp.	128,129	1,444,014
	Selective Insurance Group, Inc.	335,982	7,925,815
	Shore Bancshares, Inc.	200	4,750
	Shore Financial Corp.	1,785	21,554
*	SI Financial Group, Inc.	7,650	77,494
	Simmons First National Corp. Class A	148,337	3,870,112
	South Financial Group, Inc.	128,200	2,297,344
*	Southcoast Financial Corp.	14,547	216,750
	Southern Community Financial Corp.	150,593	1,024,032
*	Southern First Bancshares, Inc.	6,834	123,012
	StanCorp Financial Group, Inc.	69,434	3,616,817
	State Auto Financial Corp.	241,793	6,741,189
	Sterling Bancorp	5,901	78,837
	Sterling Financial Corp.	118,897	2,131,823
	Stewart Information Services Corp.	85,700	2,319,899

14

* #	Stifel Financial Corp.	1,500	69,825
* #	Stratus Properties, Inc.	26,796	841,394
*	Sun Bancorp, Inc.	166,765	2,809,990
* #	Superior Bancorp	104,300	624,757
#	Susquehanna Bancshares, Inc.	341,318	6,788,828
*	Susser Holdings Corp.	42,200	995,076
	Sussex Bancorp	2,150	26,681
	SWS Group, Inc.	113,250	1,535,670
	Taylor Capital Group, Inc.	20,356	450,682
#	Temecula Valley Bancorp, Inc.	8,600	96,320
	TF Financial Corp.	4,677	123,894
#	The Colonial BancGroup, Inc.	337,100	5,366,632
	The Phoenix Companies, Inc.	477,526	5,739,863
	TierOne Corp.	162,364	3,799,318
	Timberland Bancorp, Inc.	60,092	931,426
	Tower Financial Corp.	679	8,555
	Transatlantic Holdings, Inc.	123,603	9,189,883
* #	Triad Guaranty, Inc.	66,854	575,613
	Trustmark Corp.	11,395	290,117
	UMB Financial Corp.	205,015	7,712,664
#	Umpqua Holdings Corp.	391,992	6,326,751
*	Unico American Corp.	35,600	370,240
*	United Capital Corp.	1,462	37,135
	United Community Financial Corp.	317,101	1,797,963
	United Financial Bancorp, Inc.	11,352	122,261
	United Fire & Casualty Co.	183,838	5,665,887
*	United PanAm Financial Corp.	35,261	197,462
	United Western Bancorp, Inc.	4,948	103,957
	Unitrin, Inc.	114,972	5,318,605
	Unity Bancorp, Inc.	16,320	149,002
*	Universal American Financial Corp.	244,300	5,824,112
	Univest Corporation of Pennsylvania	13,477	287,060
#	Vineyard National Bancorp Co.	38,400	414,720
#	Virginia Financial Group, Inc.	7,968	137,528
	Wainwright Bank & Trust Co.	3,224	41,654
	Washington Federal, Inc.	154,299	3,621,398
	Washington Savings Bank, F.S.B.	1,098	6,390
	Wayne Savings Bancshares, Inc.	400	4,456
	Webster Financial Corp.	131,028	4,414,333
	Wesbanco, Inc.	217,570	5,217,329
	Whitney Holding Corp.	74,687	2,046,424
	Willow Financial Bancorp, Inc.	150,066	1,410,620
*	Wilshire Enterprises, Inc.	11,000	42,790
	Wintrust Financial Corp.	47,900	1,691,828
	WVS Financial Corp.	500	8,055
*	Yadkin Valley Financial Corp.	200	3,172
	Zenith National Insurance Corp.	84,114	3,535,311
* #	ZipRealty, Inc.	33,878	168,712
Total Financials			552,384,196

15

Health Care — (5.8%)
*	Accelrys, Inc.	135,828	1,090,699
* #	Adolor Corp.	27,888	108,763
* #	Air Methods Corp.	100,536	5,293,220
*	Albany Molecular Research, Inc.	312,176	4,123,845
*	Allied Healthcare International, Inc.	210,427	517,650
*	Allied Healthcare Products, Inc.	20,821	130,131
*	Allion Healthcare, Inc.	77,805	455,937
#	Alpharma, Inc. Class A	268,700	5,642,700
*	American Dental Partners, Inc.	40,869	814,519
	American Shared Hospital Services	15,190	46,026
*	AMICAS, Inc.	131,113	323,849
	Analogic Corp.	125,070	6,731,267
*	AngioDynamics, Inc.	62,602	1,215,105
*	Applera Corp. - Celera Group	483,100	7,304,472
* #	Arena Pharmaceuticals, Inc.	146,401	1,281,009
* #	Arqule, Inc.	159,360	1,034,246
	Atrion Corp.	3,800	451,326
* #	ATS Medical, Inc.	43,648	85,987
*	Avigen, Inc.	103,353	432,016
*	Bioanalytical Systems, Inc.	8,653	74,762
*	BioScrip, Inc.	278,994	2,452,357
*	Bradley Pharmaceuticals, Inc.	204,100	4,018,729
*	Bruker BioSciences Corp.	130,669	1,213,915
*	Caliper Life Sciences, Inc.	322,135	1,762,078
	Cambrex Corp.	4,200	32,508
*	Candela Corp.	84,661	524,898
*	Cantel Medical Corp.	175,725	3,108,575
*	Capital Senior Living Corp.	257,300	2,112,433
*	Cardiac Science Corp.	147,107	1,240,112
	Chemed Corp.	8,500	460,275
*	Coley Pharmaceutical Group, Inc.	10,642	84,817
*	Combinatorx, Inc.	74,812	398,748
* #	Community Health Systems, Inc.	214,300	7,161,906
*	Conmed Corp.	302,425	7,524,334
#	Cooper Companies, Inc.	110,889	4,771,554
*	Cross Country Healthcare, Inc.	281,547	4,099,324
	Datascope Corp.	81,943	2,998,294
*	Daxor Corp.	1,325	21,187
*	Digirad Corp.	20,992	75,151
* #	DUSA Pharmaceuticals, Inc.	8,788	18,806
*	Emageon, Inc.	22,172	105,539
* #	Emisphere Technologies, Inc.	4,109	13,395
*	etrials Worldwide, Inc.	765	2,295
*	E-Z-EM, Inc.	19,145	396,301
* #	Gene Logic, Inc.	67,653	66,374
* #	Genitope Corp.	112,024	471,621
*	Gentiva Health Services, Inc.	274,195	4,951,962
*	Greatbatch, Inc.	187,300	3,854,634
*	Hanger Orthopedic Group, Inc.	224,800	2,351,408
*	Harvard Bioscience, Inc.	247,585	1,049,760
	Health Management Associates, Inc.	61,500	418,815
*	HealthTronics, Inc.	319,341	1,354,006
* #	Hi-Tech Pharmacal Co., Inc.	35,072	352,123

16

	Hooper Holmes, Inc.	255,500	416,465
*	ImmunoGen, Inc.	35,750	171,600
*	Implant Sciences Corp.	13,090	18,326
* #	Infinity Pharmaceuticals, Inc.	51,007	489,157
*	IntegraMed America, Inc.	98,997	1,232,513
	Invacare Corp.	72,795	1,892,670
*	Invitrogen Corp.	4,900	475,349
*	Iridex Corp.	19,062	51,849
	Kewaunee Scientific Corp.	6,665	129,901
*	Kindred Healthcare, Inc.	203,800	5,007,366
*	King Pharmaceuticals, Inc.	53,900	570,801
* #	La Jolla Pharmaceutical Co.	35,685	132,391
*	Langer, Inc.	39,785	99,462
* #	Lannet Co., Inc.	38,973	140,303
*	Lifecore Biomedical, Inc.	50,282	616,457
*	Magellan Health Services, Inc.	24,600	1,118,070
*	Magyar Bancorp, Inc.	2,200	23,650
* #	Martek Biosciences Corp.	101,686	2,629,600
*	Maxygen, Inc.	300,043	2,271,326
*	MedCath Corp.	213,794	5,434,643
*	Medical Staffing Network Holdings, Inc.	299,288	1,825,657
*	MEDTOX Scientific, Inc.	90,122	1,639,319
*	Memry Corp.	100	145
*	Merge Technologies, Inc.	57,644	75,514
*	Millennium Pharmaceuticals, Inc.	696,687	10,269,166
* #	Nabi Biopharmaceuticals	38,300	126,390
* #	Nanogen, Inc.	13,604	8,576
*	National Dentex Corp.	5,959	93,318
* #	Neurocrine Biosciences, Inc.	58,801	765,589
*	Neurogen Corp.	26,498	87,443
* #	Neurometric, Inc.	22,071	184,514
*	North American Scientific, Inc.	5,969	2,029
* #	NovaMed, Inc.	61,274	286,150
*	Novavax, Inc.	98,894	359,974
*	Nutraceutical International Corp.	26,935	297,093
* #	Nuvelo, Inc.	186,793	325,020
	Omnicare, Inc.	120,225	3,063,333
*	Orchid Cellmark, Inc.	57,100	261,518
*	Orthologic Corp.	12,482	16,351
*	Osteotech, Inc.	191,791	1,576,522
*	Parexel International Corp.	12,100	535,425
*	PDI, Inc.	139,171	1,349,959
	PerkinElmer, Inc.	21,600	589,248
#	Perrigo Co.	15,926	492,113
* #	Pharmacyclics, Inc.	25,633	52,548
* #	Pharmanet Development Group, Inc.	182,026	7,190,027
* #	PharMerica Corp.	51,390	756,975
*	Prospect Medical Holdings, Inc.	26,350	111,724
* #	RadNet, Inc.	68,250	641,550
*	Regeneration Technologies, Inc.	16,821	149,370
*	RehabCare Group, Inc.	52,600	1,215,060
*	Renovis, Inc.	47,914	161,470

17

*	Res-Care, Inc.	51,738	1,178,592
* #	Rochester Medical Corp.	6,800	86,700
*	Rotech Healthcare, Inc.	4,122	1,983
*	Savient Pharmaceuticals, Inc.	245,735	3,455,034
* #	Sciele Pharma, Inc.	141,472	3,157,655
*	Sonic Innovations, Inc.	188,000	1,566,040
	Span-American Medical System, Inc.	24,727	295,240
*	Spectrum Pharmaceuticals, Inc.	91,900	300,513
*	SRI/Surgical Express, Inc.	27,000	113,940
*	Strategic Diagnostics, Inc.	57,446	306,762
*	SunLink Health Systems, Inc.	100	621
* #	Sunrise Senior Living, Inc.	127,600	4,005,364
*	Symmetry Medical, Inc.	55,900	941,356
*	Synovis Life Technologies, Inc.	142,034	2,671,660
*	Theragenics Corp.	302,800	1,190,004
* #	Thoratec Corp.	59,704	1,169,601
*	Urologix, Inc.	70,428	92,261
*	Vical, Inc.	80,530	368,827
* #	ViroPharma, Inc.	52,200	466,668
*	VistaCare, Inc.	58,900	461,776
	Vital Signs, Inc.	9,169	485,132
*	Watson Pharmaceuticals, Inc.	254,175	7,449,869
*	Zoll Medical Corp.	212,122	4,938,200
Total Health Care			188,760,550

Industrials — (15.0%)
*	A. T. Cross Co. Class A	63,452	567,895
	A.O. Smith Corp.	118,600	4,197,254
* #	AAR Corp.	140,800	4,649,216
*	Accuride Corp.	57,800	438,702
	Aceto Corp.	241,885	1,915,729
*	Active Power, Inc.	100,035	225,079
*	AeroCentury Corp.	750	13,650
*	AGCO Corp.	87,900	6,059,826
*	AirNet Systems, Inc.	93,800	184,786
* #	Airtran Holdings, Inc.	79,700	676,653
	Alamo Group, Inc.	99,725	1,844,913
* #	Alaska Air Group, Inc.	65,000	1,646,450
	Albany International Corp. Class A	84,000	3,248,280
	Alexander & Baldwin, Inc.	107,313	5,513,742
* #	Allied Defense Group, Inc.	18,801	109,986
*	Allied Waste Industries, Inc.	855,958	9,766,481
* #	Amerco, Inc.	41,600	2,723,552
	Ameron International Corp.	80,900	8,557,602
	Ampco-Pittsburgh Corp.	34,446	1,213,188
#	Amrep Corp.	11,100	366,966
	Angelica Corp.	35,350	612,616
	Apogee Enterprises, Inc.	86,020	1,911,364
	Applied Industrial Technologies, Inc.	272,225	8,223,917
	Applied Signal Technologies, Inc.	32,772	418,498
*	Argon ST, Inc.	94,200	1,716,324
#	Arkansas Best Corp.	116,797	2,662,972

18

*	Arotech Corp.	79,931	206,222
*	Astec Industries, Inc.	1,752	65,805
*	Avalon Holding Corp. Class A	13,192	85,748
*	Avis Budget Group, Inc.	99,900	1,501,497
*	Axsys Technologies, Inc.	146,118	6,180,791
* #	AZZ, Inc.	40,900	1,095,302
*	Baker (Michael) Corp.	16,500	576,345
	Baldor Electric Co.	75,350	2,543,063
*	Baldwin Technology Co., Inc. Class A	28,065	137,519
	Barnes Group, Inc.	166,500	5,154,840
	Belden, Inc.	439,050	20,218,253
	BlueLinx Holdings, Inc.	7,800	31,980
	Bowne & Co., Inc.	172,326	3,112,208
	Briggs & Stratton Corp.	117,179	2,671,681
#	C&D Technologies, Inc.	7,000	37,030
	Cascade Corp.	46,600	2,811,378
*	Casella Waste Systems, Inc. Class A	51,279	767,647
* #	CBIZ, Inc.	486,082	4,491,398
	CDI Corp.	161,100	4,296,537
*	Celadon Group, Inc.	84,756	661,097
	Champion Industries, Inc.	63,363	342,794
*	Channell Commercial Corp.	1,900	3,990
	Chase Corp.	12,600	240,408
	Chicago Rivet & Machine Co.	200	4,400
	CIRCOR International, Inc.	141,905	6,157,258
*	Columbus McKinnon Corp.	20,000	622,400
	Comfort Systems USA, Inc.	336,100	3,949,175
*	Commercial Vehicle Group, Inc.	178,212	2,375,566
*	Competitive Technologies, Inc.	5,605	11,995
	CompX International, Inc.	4,985	70,289
*	Consolidated Graphics, Inc.	38,300	1,981,259
*	Cornell Companies, Inc.	133,400	3,137,568
*	Covenant Transport Group Class A	98,071	699,246
*	CPI Aerostructures, Inc.	19,609	170,990
	Cubic Corp.	246,700	9,739,716
*	Delta Air Lines, Inc.	22,200	438,672
*	Distributed Energy Systems Corp.	110,777	37,553
* #	Dollar Thrifty Automotive Group, Inc.	137,000	3,553,780
	DRS Technologies, Inc.	96,800	5,731,528
*	Ducommun, Inc.	123,611	4,543,940
	Eastern Co.	52,275	1,033,477
	Ecology & Environment, Inc. Class A	600	6,480
#	EDO Corp.	31,800	1,775,076
	Electro Rent Corp.	170,696	2,335,121
*	EMCOR Group, Inc.	25,400	676,656
#	Encore Wire Corp.	156,599	2,677,843
*	EnerSys	164,000	3,816,280
	Ennis, Inc.	12,500	229,500
*	EnPro Industries, Inc.	173,417	5,306,560
	Espey Manufacturing & Electronics Corp.	7,942	156,457
*	Esterline Technologies Corp.	144,116	7,525,738
*	Exponent, Inc.	23,800	662,830

19

* #	ExpressJet Holdings, Inc.	465,900	1,164,750
	Federal Signal Corp.	200,500	2,305,750
* #	First Advantage Corp.	800	14,560
*	First Consulting Group, Inc.	244,112	3,124,634
* #	Flanders Corp.	35,913	238,821
* #	Frontier Airlines Holdings, Inc.	261,993	1,598,157
	Frozen Food Express Industries, Inc.	131,556	726,189
*	FTI Consulting, Inc.	22,700	1,293,900
* #	FuelCell Energy, Inc.	42,492	385,402
*	Furmanite Corp.	98,843	1,021,048
	G & K Services, Inc. Class A	133,089	5,412,730
*	Gardner Denver Machinery, Inc.	92,600	3,065,986
	GATX Corp.	127,200	4,710,216
* #	Gehl Co.	126,211	2,045,880
*	Genesee & Wyoming, Inc.	93,615	2,452,713
*	GP Strategies Corp.	139,000	1,245,440
	Granite Construction, Inc.	14,900	611,198
#	Greenbrier Companies, Inc.	6,000	133,080
*	Griffon Corp.	103,550	1,337,866
	Hardinge, Inc.	88,937	1,402,536
#	Heico Corp.	68,889	3,393,472
	Heico Corp. Class A	28,475	1,139,000
*	Henry Bros. Electronics, Inc.	13,010	65,050
*	Herley Industries, Inc.	151,895	2,146,276
#	Hi-Shear Technology Corp.	100	1,115
*	Hurco Companies, Inc.	4,118	169,950
*	Huttig Building Products, Inc.	84,756	323,768
*	ICT Group, Inc.	7,100	78,668
	IKON Office Solutions, Inc.	684,185	8,641,257
*	Industrial Distribution Group, Inc.	106,068	1,190,083
*	Innotrac Corp.	200	690
* #	Insituform Technologies, Inc. Class A	128,880	1,674,151
*	Integrated Electrical Services, Inc.	1	19
*	International Shipholding Corp.	12,162	312,077
*	Intersections, Inc.	50,694	501,364
* #	JetBlue Airways Corp.	166,100	1,162,700
*	Kadant, Inc.	129,724	3,821,669
	Kaman Corp. Class A	216,986	6,921,853
* #	Kansas City Southern	209,800	7,223,414
	Kelly Services, Inc. Class A	138,727	2,642,749
	Kennametal, Inc.	96,700	7,547,435
*	Key Technology, Inc.	62,100	2,157,975
*	Kforce, Inc.	123,442	1,339,346
*	L.B. Foster Co. Class A	11,800	540,558
	L.S. Starrett Co. Class A	5,426	102,226
*	Ladish Co., Inc.	1,302	57,496
*	Layne Christensen Co.	15,800	899,810
	Lennox International, Inc.	61,600	2,084,544
*	LGL Group, Inc.	10,433	71,988
#	LSI Industries, Inc.	128,756	2,660,099
*	Lydall, Inc.	137,291	1,330,350
*	M&F Worldwide Corp.	176,418	9,062,593

20

*	Mac-Gray Corp.	99,131	1,189,572
*	Magnetek, Inc.	20,486	89,934
*	MAIR Holdings, Inc.	172,441	870,827
*	Marten Transport, Ltd.	144,133	1,579,698
	McGrath Rentcorp.	67,318	1,789,986
* #	Medialink Worldwide, Inc.	71,769	291,382
*	Merrimac Industries, Inc.	11,971	110,133
*	Mesa Air Group, Inc.	323,565	1,223,076
* #	MFRI, Inc.	18,985	274,523
* #	Midwest Air Group, Inc.	77,700	1,210,566
*	Misonix, Inc.	77,006	365,779
*	Mobile Mini, Inc.	114,950	2,209,339
*	Modtech Holdings, Inc.	117,263	107,882
*	Moog, Inc. Class A	30,912	1,393,513
*	MTC Technologies, Inc.	21,834	356,986
	Mueller Industries, Inc.	61,700	1,865,191
	Mueller Water Products, Inc. Class B	55,468	555,235
	NACCO Industries, Inc. Class A	48,390	4,902,391
*	Nashua Corp.	16,804	196,775
*	National Technical Systems, Inc.	111,665	759,322
* #	Navigant Consulting, Inc.	27,350	355,003
* #	NCI Building Systems, Inc.	77,200	2,650,276
* #	North America Galvanizing & Coatings, Inc.	1,650	11,418
* #	Old Dominion Freight Line, Inc.	2,187	49,273
*	On Assignment, Inc.	274,995	1,757,218
*	Orbital Sciences Corp.	307,306	7,393,782
* #	Owens Corning, Inc.	88,997	1,958,824
*	P.A.M. Transportation Services, Inc.	66,322	995,493
*	Paragon Technologies, Inc.	3,555	28,262
*	Park-Ohio Holdings Corp.	74,626	1,756,696
*	Patrick Industries, Inc.	17,590	208,617
* #	Patriot Transportation Holding, Inc.	11,947	1,121,704
*	Peerless Manufacturing Co.	4,800	178,704
	Pentair, Inc.	10,300	349,376
*	PHH Corp.	186,975	4,143,366
* #	Plug Power, Inc.	32,840	118,881
	Portec Rail Products, Inc.	9,265	97,468
*	Powell Industries, Inc.	56,014	2,288,172
#	Preformed Line Products Co.	22,696	1,222,180
* #	Protection One, Inc.	39,829	464,804
	Providence & Worcester Railroad Co.	12,100	222,156
*	Quanta Services, Inc.	286,900	7,855,322
	Quipp, Inc.	800	3,800
*	RCM Technologies, Inc.	112,116	643,546
	Regal-Beloit Corp.	241,478	11,368,784
*	Republic Airways Holdings, Inc.	409,650	8,225,772
	Robbins & Myers, Inc.	138,500	9,487,250
*	Rush Enterprises, Inc. Class A	274,798	4,330,816
*	Rush Enterprises, Inc. Class B	29,945	474,329
	Ryder System, Inc.	192,100	8,329,456
*	Saia, Inc.	132,286	1,725,009
	Schawk, Inc.	129,500	1,860,915

21

*	Sequa Corp. Class A	7,090	1,240,396
	Servidyne, Inc.	18,588	115,246
*	Servotronics, Inc.	4,525	56,110
*	Shaw Group, Inc.	42,000	2,663,640
*	SIFCO Industries, Inc.	6,432	125,746
	Skywest, Inc.	330,416	8,693,245
*	Sparton Corp.	4,628	24,482
*	Spherion Corp.	405,160	3,152,145
	Standard Register Co.	47,601	574,544
	Standex International Corp.	93,325	1,780,641
*	Sterling Construction Co., Inc.	19,250	462,385
	Supreme Industries, Inc.	29,886	174,235
	Sypris Solutions, Inc.	75,640	525,698
*	SYS Technologies	10,700	22,470
#	TAL International Group, Inc.	20,400	462,060
*	TeamStaff, Inc.	46,587	32,145
	Technology Research Corp.	32,498	118,293
	Tecumseh Products Co. Class A	13,892	330,213
*	Tecumseh Products Co. Class B	3,343	70,771
* #	Terex Corp.	1,516	97,706
* #	The Geo Group, Inc.	51,900	1,321,374
	Timken Co.	211,450	6,743,141
	Todd Shipyards Corp.	36,753	776,591
*	TRC Companies, Inc.	114,266	958,692
	Tredegar Industries, Inc.	305,000	4,410,300
* #	Trex Co., Inc.	28,400	195,676
#	Trinity Industries, Inc.	89,585	2,267,396
	Triumph Group, Inc.	128,300	10,425,658
* #	TRM Corp.	35,987	25,911
*	Tufco Technologies, Inc.	2,375	16,744
	Twin Disc, Inc.	12,508	777,122
*	UAL Corp.	37,900	1,551,626
*	United Rentals, Inc.	264,581	6,156,800
*	United Stationers, Inc.	13,000	658,580
	Universal Forest Products, Inc.	100,629	2,878,996
* #	URS Corp.	73,800	4,242,762
*	USA Truck, Inc.	14,200	205,900
	Valmont Industries, Inc.	46,600	3,657,634
*	Valpey Fisher Corp.	6,417	31,443
	Viad Corp.	113,700	3,525,837
#	Vicor Corp.	47,707	688,889
* #	Volt Information Sciences, Inc.	66,129	841,161
	Wabash National Corp.	111,900	773,229
* #	Waste Connections, Inc.	6,150	195,755
	Waste Industries USA, Inc.	144,029	4,868,180
	Watsco, Inc. Class A	40,100	1,453,625
#	Watts Water Technologies, Inc.	101,000	2,955,260
*	WCA Waste Corp.	46,869	357,610
#	Werner Enterprises, Inc.	252,018	4,422,916
*	Westaff, Inc.	151,583	571,468
*	Willis Lease Finance Corp.	31,363	410,855
	Woodward Governor Co.	7,954	545,167
* #	YRC Worldwide, Inc.	34,000	602,140
Total Industrials			492,936,519

22

Information Technology — (14.6%)
*	3Com Corp.	657,499	2,833,821
* #	Access Integrated Technologies, Inc.	56,741	254,200
*	Actel Corp.	253,602	2,779,478
*	ActivIdentity Corp.	455,260	1,852,908
*	Adaptec, Inc.	586,350	1,964,273
*	Advanced Energy Industries, Inc.	8,902	129,168
*	Aehr Test Systems	10,609	62,063
*	Aetrium, Inc.	5,350	28,462
	Agilysys, Inc.	254,073	3,529,074
* #	Airspan Networks, Inc.	116,474	217,806
* •	Allen Organ Co.	400	6,516
	American Software, Inc. Class A	91,613	658,697
*	Amtech Systems, Inc.	730	10,213
* #	Anadigics, Inc.	3,091	34,032
*	Analysts International Corp.	96,568	125,538
*	Anaren, Inc.	184,615	2,843,071
*	Andrew Corp.	858,067	12,579,262
*	Answerthink, Inc.	259,058	1,176,123
*	APA Enterprises, Inc.	26,615	27,147
*	Applied Micro Circuits Corp.	1,561,950	3,920,495
* #	Ariba, Inc.	128,539	1,525,758
* #	Arris Group, Inc.	211,635	2,207,353
*	Arrow Electronics, Inc.	213,167	7,889,311
	Astro-Med, Inc.	12,587	119,325
*	Authentidate Holding Corp.	122,653	93,363
*	Autobytel, Inc.	356,201	1,146,967
	Avici Systems, Inc.	158,468	1,177,417
* #	Avid Technology, Inc.	54,026	1,433,310
*	Aviza Technology, Inc.	13,400	28,140
*	Avnet, Inc.	1,652	56,994
*	Avocent Corp.	39,423	981,633
	AVX Corp.	386,846	5,543,503
*	Aware, Inc.	74,218	365,895
*	Axcelis Technologies, Inc.	977,007	4,631,013
*	AXT, Inc.	274,147	1,187,057
* #	BearingPoint, Inc.	434,484	1,585,867
	Bel Fuse, Inc. Class B	18,996	568,360
*	Bell Industries, Inc.	25,400	40,894
*	Bell Microproducts, Inc.	246,117	1,378,255
*	Benchmark Electronics, Inc.	278,208	4,993,834
	Black Box Corp.	45,991	1,692,469
*	Bookham, Inc.	65,426	166,182
* #	Borland Software Corp.	574,417	1,855,367
*	Brocade Communications Systems, Inc.	823,167	6,000,887
*	Brooks Automation, Inc.	262,200	3,521,346
*	CACI International, Inc. Class A	11,354	515,358
*	CalAmp Corp.	162,872	420,210
*	California Micro Devices Corp.	91,864	361,026

23

*	CallWave, Inc.	72,726	203,633
*	Captaris, Inc.	249,583	1,013,307
*	Carrier Access Corp.	362,227	822,255
*	Catalyst Semiconductor, Inc.	129,679	675,628
*	Catapult Communications Corp.	54,790	397,228
* #	C-COR, Inc.	139,761	1,716,265
*	Centillium Communications, Inc.	169,394	233,764
*	CEVA, Inc.	219,787	2,250,619
*	Checkpoint Systems, Inc.	109,391	2,599,130
*	Ciber, Inc.	422,700	2,882,814
* #	Ciena Corp.	1,917	84,310
*	Ciprico, Inc.	23,332	124,243
*	Cirrus Logic, Inc.	55,407	315,820
* #	Coherent, Inc.	98,916	2,845,813
	Cohu, Inc.	197,312	3,087,933
	Comarco, Inc.	38,100	197,739
* # •	Commerce One, Inc.	110	—
*	CommScope, Inc.	2,940	119,070
	Communications Systems, Inc.	32,692	366,150
*	Computer Task Group, Inc.	110,795	576,134
* #	Conexant Systems, Inc.	3,500	3,885
*	Credence Systems Corp.	203,920	418,036
*	CSP, Inc.	3,845	26,915
	CTS Corp.	292,338	3,090,013
*	Cyberoptics Corp.	82,676	1,007,820
*	Cybersource Corp.	262,063	3,828,740
*	Datalink Corp.	14,621	62,285
	Dataram Corp.	23,924	81,342
* #	Delphax Technologies, Inc.	257	161
*	Digi International, Inc.	261,476	4,021,501
*	Digimarc Corp.	150,501	1,413,204
* #	Digital Angel Corp.	136,135	127,967
*	Diodes, Inc.	1	29
*	Ditech Networks, Inc.	355,119	1,147,034
*	Dot Hill Systems Corp.	363,707	923,816
*	Dycom Industries, Inc.	7,766	218,535
*	Dynamics Research Corp.	11,879	130,075
*	EarthLink, Inc.	50,336	341,781
* #	Echelon Corp.	192,242	3,227,743
*	Edgewater Technology, Inc.	78,798	516,127
* #	EFJ, Inc.	73,685	215,897
*	Electro Scientific Industries, Inc.	246,939	5,000,515
*	Electroglas, Inc.	86,723	125,748
*	Electronics for Imaging, Inc.	86,697	1,988,829
* #	EMCORE Corp.	186,600	1,636,482
*	EMS Technologies, Inc.	177,968	5,180,648
*	Endwave Corp.	105,142	824,313
*	Entegris, Inc.	592,233	5,128,738
*	Entertainment Distribution Co., Inc.	515,173	360,621
* #	EPIQ Systems, Inc.	210,820	3,672,484
* #	eSpeed, Inc.	232,327	2,346,503
*	Exar Corp.	197,148	1,811,790

24

*	Flextronics International, Ltd.	64,007	765,524
*	Forrester Research, Inc.	21,847	571,954
	Frequency Electronics, Inc.	57,704	546,457
*	FSI International, Inc.	252,035	453,663
*	Genesis Microchip, Inc.	97,450	491,148
*	Gerber Scientific, Inc.	218,188	2,072,786
*	Globecomm Systems, Inc.	74,320	836,100
*	Greenfield Online, Inc.	215,527	3,241,526
*	GTSI Corp.	93,664	906,668
*	hi/fn, Inc.	122,306	717,936
* #	Hutchinson Technology, Inc.	244,510	6,433,058
*	Hypercom Corp.	284,300	1,521,005
* #	Ibis Technology Corp.	2,110	907
*	iGATE Capital Corp.	250,093	2,115,787
*	Ikanos Communications	900	5,337
	Imation Corp.	187,100	3,755,097
*	InFocus Corp.	106,498	185,307
	InfoSpace, Inc.	46,086	820,792
*	Ingram Micro, Inc.	424,440	8,446,356
*	Innovex, Inc.	80,182	46,506
*	Insight Enterprises, Inc.	209,922	4,158,555
#	Integral Systems, Inc.	28,768	717,186
*	Integrated Device Technology, Inc.	476,212	5,776,452
*	Integrated Silicon Solution, Inc.	431,834	2,815,558
*	International Rectifier Corp.	159,012	5,171,070
*	Internet Capital Group, Inc.	436,786	4,878,900
* #	Interphase Corp.	58,088	565,777
	Intersil Corp.	150,720	3,758,957
*	Interwoven, Inc.	445,026	5,464,919
*	Intest Corp.	66,574	153,786
*	IntriCon Corp.	9,400	129,720
*	Iomega Corp.	466,100	1,663,977
* #	iPass, Inc.	75,200	328,624
*	IXYS Corp.	67,463	521,489
*	Jaco Electronics, Inc.	11,463	14,787
*	JDA Software Group, Inc.	265,413	5,557,748
*	Jupitermedia Corp.	31,400	134,706
	Keithley Instruments, Inc.	21,946	208,487
*	Kemet Corp.	588,300	3,647,460
*	Key Tronic Corp.	108,010	448,242
*	Keynote Systems, Inc.	84,050	1,156,528
*	Kopin Corp.	280,142	1,008,511
*	Kratos Defense & Security Solutions, Inc.	163,644	366,563
*	KVH Industries, Inc.	47,533	413,062
* #	L-1 Identity Solutions, Inc.	194,726	3,618,009
* #	Lattice Semiconductor Corp.	881,000	2,960,160
* #	Lawson Software, Inc.	155,100	1,507,572
*	Leadis Technolgies, Inc.	1,200	3,336
* #	LeCroy Corp.	163,050	1,416,905
*	LogicVision, Inc.	11,565	10,409
*	LookSmart, Ltd.	135,086	391,749
*	Loral Space & Communications, Inc.	49,488	1,694,469

25

*	LTX Corp.	10,139	24,334
*	Management Network Group, Inc.	167,011	399,156
*	Mastec, Inc.	125,700	1,270,827
#	Maximus, Inc.	146,500	5,713,500
*	Mercury Computer Systems, Inc.	81,082	1,188,662
*	Merix Corp.	240,438	1,408,967
	Methode Electronics, Inc.	390,422	4,704,585
*	Microtune, Inc.	194,010	1,008,852
*	MIVA, Inc.	115,698	333,210
*	MKS Instruments, Inc.	389,393	7,075,271
* #	Mobility Electronics, Inc.	14,184	24,680
*	Moldflow Corp.	68,520	1,092,894
*	MPS Group, Inc.	587,900	6,525,690
* #	MRV Communications, Inc.	266,544	597,059
*	MSC. Software Corp.	129,700	1,713,337
*	Nanometrics, Inc.	97,344	973,440
*	Napco Security Systems, Inc.	10,680	53,614
* #	Napster, Inc.	4,800	13,344
* #	NeoMagic Corp.	13,083	40,819
*	NetScout Systems, Inc.	330,272	4,012,805
*	Network Engines, Inc.	13,286	21,789
*	Network Equipment Technologies, Inc.	284,758	3,542,390
* #	Newport Corp.	229,940	3,049,004
*	Nu Horizons Electronics Corp.	173,639	1,172,067
* #	Nuance Communications, Inc.	213,491	4,308,248
* #	NYFIX, Inc.	18,517	82,401
	O.I. Corp.	3,837	48,692
#	Openwave Systems, Inc.	374,870	1,030,893
*	Oplink Communications, Inc.	49,796	804,205
*	OPNET Technologies, Inc.	159,503	1,462,643
*	Optical Cable Corp.	65,471	262,539
*	OSI Systems, Inc.	133,316	3,304,904
*	Overland Storage, Inc.	65,387	98,081
*	OYO Geospace Corp.	383	40,100
*	Palm, Inc.	256,512	1,787,889
*	PAR Technology Corp.	52,092	381,313
	Park Electrochemical Corp.	118,350	3,485,408
* #	PC Connection, Inc.	303,071	3,876,278
*	PC-Tel, Inc.	117,621	880,981
*	PDF Solutions, Inc.	7,092	56,240
	Pegasystems, Inc.	345,166	4,273,155
*	Perceptron, Inc.	82,835	939,349
*	Performance Technologies, Inc.	72,600	352,836
*	Pericom Semiconductor Corp.	312,672	5,180,975
*	Perot Systems Corp.	289,968	3,813,079
*	Pervasive Software, Inc.	230,081	1,033,064
*	Phoenix Technologies, Ltd.	192,015	2,611,404
*	Photon Dynamics, Inc.	31	279
*	Photronics, Inc.	386,565	3,977,754
*	Planar Systems, Inc.	163,366	927,919
*	PlanetOut, Inc.	5,130	34,525
* #	PLATO Learning, Inc.	119,454	487,372

26

*	Plexus Corp.	138,596	4,124,617
*	PLX Technology, Inc.	74,830	736,327
* #	Powerwave Technologies, Inc.	307,114	1,271,452
* •	Price Communications Liquidation Trust	262,880	35,904
	Printronix, Inc.	50,022	776,341
*	Qualstar Corp.	1,100	3,520
*	Quantum Corp.	1,058,500	3,355,445
*	QuickLogic Corp.	174,062	619,661
*	RadiSys Corp.	85,913	1,335,088
*	RealNetworks, Inc.	94,799	584,910
	Relm Wireless Corp.	4,981	16,487
* #	RF Micro Devices, Inc.	49,607	286,728
*	RF Monolithics, Inc.	32,677	186,912
	Richardson Electronics, Ltd.	120,302	783,166
*	Rofin-Sinar Technologies, Inc.	7,549	687,261
*	Rudolph Technologies, Inc.	15,672	187,280
*	S1 Corp.	779,128	5,781,130
* #	Safeguard Scientifics, Inc.	352,000	693,440
*	Sanmina-SCI Corp.	546,229	966,825
*	SCM Microsystems, Inc.	108,866	382,120
*	Seachange International, Inc.	410,714	3,096,784
*	Secure Computing Corp.	373,702	3,389,477
*	Selectica, Inc.	138,115	229,271
* #	Semitool, Inc.	135,002	1,247,418
* #	Sigmatel, Inc.	151,667	297,267
* #	Silicon Storage Technology, Inc.	830,626	2,358,978
* #	Skyworks Solutions, Inc.	1,059,313	9,618,562
*	SonicWALL, Inc.	549,077	5,556,659
*	Spectrum Control, Inc.	109,953	1,633,902
*	Staktek Holdings, Inc.	5,619	14,441
*	Standard Microsystems Corp.	163,281	5,758,921
	StarTek, Inc.	13,949	136,282
* #	STEC, Inc.	339,289	3,162,173
*	SumTotal Systems, Inc.	66,862	322,275
* #	Sunair Electronics, Inc.	2,400	5,976
*	SupportSoft, Inc.	162,045	703,275
*	Sycamore Networks, Inc.	1,026,247	3,951,051
*	Sykes Enterprises, Inc.	172,681	3,187,691
*	Symmetricom, Inc.	398,531	1,717,669
*	SYNNEX Corp.	234,300	4,840,638
*	Tech Data Corp.	138,356	5,203,569
	Technitrol, Inc.	212,464	5,687,661
*	Technology Solutions Co.	27,756	92,983
*	TechTeam Global, Inc.	119,139	1,513,065
*	TeleCommunication Systems, Inc.	41,017	139,458
*	Tellabs, Inc.	1,098,603	7,646,277
*	Telular Corp.	85,751	574,532
*	Tessco Technologies, Inc.	51,141	835,133
*	Think Partnership, Inc.	348,300	473,688
*	ThinkEngine Networks, Inc.	3,815	916
*	TIBCO Software, Inc.	252,804	1,979,455
*	Tier Technologies, Inc. Class B	212,962	1,933,695

27

*	Tollgrade Communications, Inc.	160,126	1,271,400
* #	Track Data Corp.	69,053	155,369
*	Transcat, Inc.	774	5,488
*	Trimble Navigation, Ltd.	36,315	1,346,197
*	Triquint Semiconductor, Inc.	1,125,710	6,675,460
	TSR, Inc.	3,706	15,195
*	TTM Technologies, Inc.	222,870	2,694,498
*	Tyler Technologies, Inc.	10,300	155,118
*	Ultratech, Inc.	49,000	587,020
* #	UTStarcom, Inc.	183,729	532,814
*	ValueClick, Inc.	1,635	38,651
* #	Veeco Instruments, Inc.	2,150	36,077
*	Vicon Industries, Inc.	53,078	505,833
*	Vignette Corp.	275,116	4,231,284
*	Virage Logic Corp.	6,895	57,711
*	Vishay Intertechnology, Inc.	369,147	4,610,646
*	Website Pros, Inc.	14,950	168,337
*	Westell Technologies, Inc.	252,404	383,654
*	White Electronics Designs Corp.	302,357	1,393,866
*	Winland Electronics, Inc.	12,531	27,694
*	Wireless Telecom Group, Inc.	163,059	301,659
*	WPCS International, Inc.	3,817	38,895
*	X-Rite, Inc.	46,291	575,397
* #	Zhone Technologies, Inc.	189,341	236,676
*	ZILOG, Inc.	61,001	192,153
*	Zones, Inc.	450	4,338
*	Zoran Corp.	376,979	8,225,682
*	Zygo Corp.	125,050	1,411,815
Total Information Technology			478,013,965

Materials — (10.1%)
	A. Schulman, Inc.	283,604	6,114,502
	A.M. Castle & Co.	74,250	1,863,675
	Airgas, Inc.	37,000	1,830,760
	Albemarle Corp.	246,400	10,876,096
	AMCOL International Corp.	18,500	702,630
*	American Pacific Corp.	28,009	411,732
	Arch Chemicals, Inc.	196,800	8,098,320
	Ashland, Inc.	148,590	7,316,572
	Bemis Co., Inc.	191,125	5,185,221
*	Brush Engineered Materials, Inc.	169,600	7,586,208
*	Buckeye Technologies, Inc.	215,900	3,083,052
#	Calgon Carbon Corp.	220,700	3,213,392
*	Caraustar Industries, Inc.	133,410	550,983
	Chemtura Corp.	280,136	2,101,020
	Chesapeake Corp.	43,000	262,300
	Commercial Metals Co.	477,600	14,762,616
*	Continental Materials Corp.	50	1,358
*	Core Molding Technologies, Inc.	11,075	78,300
	Cytec Industries, Inc.	30,146	1,849,156
	Eagle Materials, Inc.	808	31,504
	Ferro Corp.	263,400	5,581,446

28

	Friedman Industries, Inc.	55,040	399,040
	Gibraltar Industries, Inc.	192,902	2,696,770
	Glatfelter Co.	333,300	5,009,499
*	Graphic Packaging Corp.	1,230,743	5,046,046
	Greif, Inc. Class A	152,400	9,002,268
	H.B. Fuller Co.	197,882	5,004,436
* #	Headwaters, Inc.	146,500	1,758,000
*	ICO, Inc.	24,600	266,910
	Kronos Worldwide, Inc.	40,656	675,703
	Louisiana-Pacific Corp.	366,300	5,633,694
*	Material Sciences Corp.	172,605	1,427,443
	Metal Management, Inc.	33,000	1,518,660
	Minerals Technologies, Inc.	170,419	11,401,031
*	Mod-Pac Corp.	25,097	205,795
	Myers Industries, Inc.	349,957	6,985,142
	NewMarket Corp.	180,900	9,707,094
	NL Industries, Inc.	93,153	939,914
	NN, Inc.	177,393	1,573,476
*	Northern Technologies International Corp.	4,900	55,125
*	Northwest Pipe Co.	100,284	3,336,449
	Olin Corp.	240,400	5,033,976
	Olympic Steel, Inc.	104,913	2,742,426
*	OM Group, Inc.	240,400	13,532,116
	Penford Corp.	78,713	1,904,855
* #	Peoplesupport, Inc.	37,746	530,331
*	PolyOne Corp.	50,332	315,582
	Quaker Chemical Corp.	85,492	1,862,016
	Quanex Corp.	96,400	4,823,856
*	Ready Mix, Inc.	9,555	80,262
	Reliance Steel & Aluminum Co.	331,052	17,078,973
*	Rock of Ages Corp.	4,830	26,903
	Rock-Tenn Co. Class A	306,200	8,077,556
* #	Rockwood Holdings, Inc.	18,800	633,184
*	Rosetta Resources, Inc.	9,600	175,680
	RPM International, Inc.	77,600	1,478,280
* #	RTI International Metals, Inc.	700	51,408
	Schnitzer Steel Industries, Inc. Class A	163,989	10,236,193
	Schweitzer-Maudoit International, Inc.	154,729	4,131,264
	Sensient Technologies Corp.	429,600	11,887,032
*	Smurfit-Stone Container Corp.	418,199	4,604,371
	Spartech Corp.	279,900	3,823,434
#	Steel Dynamics, Inc.	349,063	17,561,360
	Stepan Co.	45,208	1,380,652
* #	Stillwater Mining Co.	168,600	1,635,420
#	Synalloy Corp.	7,400	128,538
* #	Terra Industries, Inc.	908,700	34,330,686
	Texas Industries, Inc.	26,900	1,866,322
	Tronox, Inc. Class A	49,000	404,250
	Tronox, Inc. Class B	33,000	267,300
*	U.S. Concrete, Inc.	375,853	1,413,207
*	Universal Stainless & Alloy Products, Inc.	31,678	976,950
	Valspar Corp.	232,800	5,247,312

29

	Wausau Paper Corp.	526,800	4,967,724
#	Wellman, Inc.	38,900	40,845
	Westlake Chemical Corp.	77,400	1,530,198
	Worthington Industries, Inc.	584,600	12,387,674
Total Materials			331,311,474

Other — (0.0%)
* •	ePresence, Inc. Escrow Shares	49,500	1,485
* •	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			1,779

Telecommunication Services — (0.7%)
* #	Arbinet-thexchange, Inc.	81,287	483,658
	CenturyTel, Inc.	267,502	11,403,610
	D&E Communications, Inc.	132,527	1,930,918
*	General Communications, Inc. Class A	134,991	1,196,020
	IDT Corp.	39,849	308,431
#	IDT Corp. Class B	295,023	2,392,637
* #	LCC International, Inc. Class A	203,992	499,780
* #	Level 3 Communications, Inc.	129,412	434,824
*	Point.360	11,997	23,394
*	Premiere Global Services, Inc.	14,265	196,572
	SureWest Communications	165,743	3,001,606
*	USA Mobility, Inc.	27,596	363,991
*	Xeta Corp.	78,911	336,161
Total Telecommunication Services			22,571,602

Utilities — (0.0%)
	Connecticut Water Services, Inc.	24,479	595,084
*	Maine & Maritimes Corp.	1,263	43,700
	Middlesex Water Co.	7,852	148,010
	Southern Union Co.	1	16
	Unitil Corp.	7,338	200,694
Total Utilities			987,504

TOTAL COMMON STOCKS			2,874,277,870

RIGHTS/WARRANTS — (0.0%)
* •	Del Global Technologies Corp. Warrants 03/28/08	131	249

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,849	9,849

30

	Face Amount	Value †
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
@ Repurchase Agreement, Deutsche Bank Securities Inc. 4.63%, 12/03/07 (Collateralized by $ $473,134,426 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA, rates ranging from 4.250% to 6.972%, maturities ranging from 08/01/16 to 08/01/36, valued at $398,782,715) to be repurchased at $387,317,108	$387,168	$387,167,684
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,663,852 FHLMC 5.500%, 05/01/33, valued at $5,615,326) to be repurchased at $5,429,831	5,428	5,427,750
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $ $9,360,000 FHLMC 6.032%, 11/01/36, valued at $6,712,505) to be repurchased at $8,461,876	8,459	8,458,612

TOTAL SECURITIES LENDING COLLATERAL		401,054,046

TOTAL INVESTMENTS - (100.0%)
(Cost $2,751,513,923)		$3,275,342,014

See accompanying Notes to Financial Statements.

31

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value†
COMMON STOCKS — (81.6%)
Consumer Discretionary — (11.7%)
*	1-800-FLOWERS.COM, Inc.	63,800	$667,986
*	4Kids Entertainment, Inc.	29,400	367,500
*	99 Cents Only Stores	54,066	435,772
*	A.C. Moore Arts & Crafts, Inc.	49,865	791,358
	Aaron Rents, Inc.	47,470	954,622
	Aaron Rents, Inc. Class A	4,775	94,067
* #	AbitibiBowater Canada, Inc.	12,844	288,476
	Acme Communications, Inc.	38,009	118,588
	Acme United Corp.	9,377	133,153
* #	Aeropostale, Inc.	38,625	986,869
*	AFC Enterprises, Inc.	42,389	462,464
*	Aftermarket Technology Corp.	44,992	1,256,177
	Aldila, Inc.	16,849	289,297
*	Alloy, Inc.	33,899	228,818
	Ambassadors Group, Inc.	7,926	145,363
#	Ambassadors International, Inc.	10,400	125,008
* #	AMDL, Inc.	34,100	150,040
	American Axle & Manufacturing Holdings, Inc.	69,522	1,607,349
	American Greetings Corp. Class A	49,200	1,144,392
*	America’s Car-Mart, Inc.	31,999	347,189
	Ameristar Casinos, Inc.	47,100	1,478,469
*	AnnTaylor Stores Corp.	51,575	1,570,459
	Arbitron, Inc.	20,700	824,895
#	Arctic Cat, Inc.	32,998	352,089
	Ark Restaurants Corp.	6,341	233,349
	ArvinMeritor, Inc.	88,540	895,139
	Asbury Automotive Group, Inc.	52,900	885,546
*	Ashworth, Inc.	24,900	94,869
* #	Audible, Inc.	63,500	732,155
*	Audiovox Corp. Class A	27,266	348,187
* #	Avatar Holdings, Inc.	24,367	1,061,427
*	Bakers Footwear Group, Inc.	3,238	8,904
*	Ballantyne of Omaha, Inc.	42,200	245,182
*	Bally Technologies, Inc.	24,500	1,021,650
*	Barry (R.G.) Corp.	24,637	178,865
	Bassett Furniture Industries, Inc.	2,658	23,656
	Beasley Broadcast Group, Inc.	20,862	146,034
#	Beazer Homes USA, Inc.	12,265	104,130
	Bebe Stores, Inc.	64,800	874,800
	Belo Corp. Class A	83,500	1,382,760
*	Benihana, Inc.	12,179	176,595
*	Benihana, Inc. Class A	15,382	215,348
	Big 5 Sporting Goods Corp.	23,960	393,663
* #	Big Dog Holdings, Inc.	23,316	358,134

1

* #	Big Lots, Inc.	109,900	2,051,833
* #	BJ’s Restaurants, Inc.	60,133	1,069,766
#	Blockbuster, Inc. Class A	83,500	298,095
*	Blockbuster, Inc. Class B	95,600	287,756
*	Bluegreen Corp.	55,197	396,314
	Blyth, Inc.	30,200	594,034
	Bob Evans Farms, Inc.	32,970	1,016,795
#	Bon-Ton Stores, Inc.	26,420	308,586
	Books-A-Million, Inc.	55,534	671,406
#	Borders Group, Inc.	10,600	132,606
	BorgWarner, Inc.	12,500	1,207,625
	Bowl America, Inc. Class A	1,400	22,260
*	Bright Horizons Family Solutions, Inc.	4,000	151,160
	Brown Shoe Company, Inc.	42,450	720,376
*	Buca, Inc.	24,655	28,107
	Buckle, Inc.	32,700	1,154,637
* #	Buffalo Wild Wings, Inc.	37,115	1,072,995
#	Building Materials Holding Corp.	23,000	131,560
* #	Cabela’s, Inc.	86,600	1,432,364
*	Cache, Inc.	48,700	652,093
* #	California Coastal Communities, Inc.	21,913	129,287
*	California Pizza Kitchen, Inc.	76,050	1,209,955
	Callaway Golf Co.	76,900	1,311,914
	Canterbury Park Holding Corp.	1,625	17,956
*	Career Education Corp.	2,600	74,698
#	Carmike Cinemas, Inc.	31,053	366,425
*	Carriage Services, Inc.	46,000	490,820
* #	Carter’s, Inc.	34,700	778,321
* #	Casual Male Retail Group, Inc.	52,166	323,429
	Cato Corp. Class A	71,749	1,080,540
*	Cavalier Homes, Inc.	43,422	88,581
*	Cavco Industries, Inc.	16,698	630,183
	CBRL Group, Inc.	16,800	562,128
* #	CEC Entertainment, Inc.	34,600	986,100
* #	Champion Enterprises, Inc.	132,457	1,194,762
#	Charles and Colvard, Ltd.	24,150	57,235
*	Charlotte Russe Holding, Inc.	38,900	640,294
*	Charming Shoppes, Inc.	96,789	535,243
* #	Charter Communications, Inc.	255,800	337,656
* #	Cheesecake Factory, Inc.	18,600	433,194
	Cherokee, Inc.	10,114	318,692
*	Chicos FAS, Inc.	37,200	420,732
	Choice Hotels International, Inc.	42,300	1,465,695
#	Christopher & Banks Corp.	50,734	817,832
*	Chromcraft Revington, Inc.	4,000	19,400
	Churchill Downs, Inc.	33,227	1,743,753
#	Citadel Broadcasting Co.	6,903	15,877
* #	Citi Trends, Inc.	13,799	213,195
	CKE Restaurants, Inc.	32,600	476,612
	Coachmen Industries, Inc.	8,600	45,322
	Coast Distribution System, Inc.	1,827	12,259
	Cobra Electronics Corp.	3,100	16,864
*	Coinstar, Inc.	29,600	773,448
*	Coldwater Creek, Inc.	37,220	307,065
	Collectors Universe, Inc.	20,994	293,916

2

#	Columbia Sportswear Co.	12,200	585,722
* #	Comstock Homebuilding Companies, Inc.	2,058	1,811
*	Concord Camera Corp.	17,675	50,374
* #	Conn’s, Inc.	57,553	1,041,709
	Cooper Tire & Rubber Co.	75,200	1,156,576
* #	Corinthian Colleges, Inc.	139,800	2,440,908
* #	Cosi, Inc.	33,198	78,347
* #	Cost Plus, Inc.	4,632	14,591
	Courier Corp.	23,034	757,128
*	Cox Radio, Inc.	48,700	573,686
	CPI Corp.	13,289	368,903
	Craftmade International, Inc.	11,921	94,772
* #	Crown Media Holdings, Inc.	131,991	959,575
* #	CSK Auto Corp.	51,100	498,225
	CSS Industries, Inc.	27,260	1,078,951
*	Culp, Inc.	31,178	259,401
*	Cumulus Media, Inc. Class A	8,200	68,962
*	Cybex International, Inc.	46,559	216,499
*	Cycle Country Accessories Corp.	5,573	10,199
*	Deckers Outdoor Corp.	17,200	2,479,724
*	dELiA*s, Inc.	27,602	93,847
	Delta Apparel, Inc.	3,759	36,951
*	Design Within Reach, Inc.	35,810	141,808
	DeVry, Inc.	62,000	3,408,760
*	DG Fastchannel, Inc.	47,553	930,137
*	Diedrich Coffee, Inc.	13,962	50,961
#	Dillards, Inc. Class A	19,300	393,527
*	Directed Electronics, Inc.	2,999	5,668
*	Dixie Group, Inc.	25,476	229,284
* #	Dominion Homes, Inc.	16,841	11,452
*	Dorman Products, Inc.	11,600	162,516
	Dover Downs Gaming & Entertainment, Inc.	27,794	307,124
	Dover Motorsports, Inc.	41,251	280,507
* #	Drew Industries, Inc.	42,728	1,167,329
*	drugstore.com, Inc.	228,805	700,143
*	Duckwall-ALCO Stores, Inc.	2,500	73,950
	Educational Development Corp.	900	4,950
*	Einstein Noah Restaurant Group, Inc.	20,597	367,656
*	Emerson Radio Corp.	61,400	85,960
#	Emmis Communications Corp. Class A	61,666	265,780
*	Enova Systems, Inc.	900	3,285
	Entercom Communications Corp.	27,800	452,862
*	Entravision Communications Corp.	72,376	541,372
	Escalade, Inc.	3,100	29,016
#	Ethan Allen Interiors, Inc.	22,000	628,320
*	Expedia, Inc.	6,716	218,942
*	Fairchild Corp. Class A	22,235	53,809
*	Famous Dave’s of America, Inc.	29,129	403,145
	Finish Line, Inc. Class A	34,021	127,579
*	Flanigan’s Enterprises, Inc.	1,877	15,673
* #	Fleetwood Enterprises, Inc.	102,567	561,041
	Flexsteel Industries, Inc.	1,236	15,796
*	Fossil, Inc.	76,325	3,307,925
*	Franklin Covey Co.	47,428	331,522
*	Franklin Electronic Publishers, Inc.	17,252	57,104

3

	Fred’s, Inc.	71,254	742,467
	Frisch’s Restaurants, Inc.	1,100	30,415
	FTD Group, Inc.	70,100	939,340
* #	Fuel Systems Solutions, Inc.	36,100	532,114
*	Full House Resorts, Inc.	44,126	122,670
	Furniture Brands International, Inc.	8,500	86,105
*	Gaiam, Inc.	6,300	148,365
*	GameStop Corp. Class A	52,176	2,997,511
*	GameTech International, Inc.	28,884	224,429
* #	Gaming Partners International Corp.	10,422	83,793
* #	Gander Mountain Co.	51,400	249,290
*	Gemstar-TV Guide International, Inc.	356,613	2,104,017
*	Genesco, Inc.	28,300	877,300
* #	Gentek, Inc.	25,578	767,340
*	G-III Apparel Group, Ltd.	41,150	591,325
*	Goodyear Tire & Rubber Co.	20,000	575,000
*	Gottschalks, Inc.	34,550	131,981
	Gray Television, Inc.	54,900	467,199
*	Great Wolf Resorts, Inc.	82,491	892,553
	Group 1 Automotive, Inc.	31,700	852,096
* #	GSI Commerce, Inc.	39,290	1,026,255
	Guess?, Inc.	75,200	3,529,136
* #	Gymboree Corp.	43,790	1,460,834
#	Handleman Co.	32,897	72,702
*	Harris Interactive, Inc.	113,498	475,557
	Harte-Hanks, Inc.	14,700	246,960
*	Hartmarx Corp.	53,000	212,000
*	Hastings Entertainment, Inc.	7,100	64,184
#	Haverty Furniture Co., Inc.	22,100	187,850
*	Hawk Corp.	23,607	376,768
*	Hayes Lemmerz International, Inc.	241,213	996,210
* #	Hibbett Sporting Goods, Inc.	31,518	675,116
*	Hollywood Media Corp.	101,863	270,956
* #	Home Solutions of America, Inc.	50,663	53,703
*	Hot Topic, Inc.	38,825	244,986
*	Iconix Brand Group, Inc.	55,913	1,274,257
#	IHOP Corp.	15,800	801,692
	ILX Resorts, Inc.	2,800	16,800
*	Image Entertainment, Inc.	48,565	190,375
* #	Infosonics Corp.	3,600	7,344
	Interactive Data Corp.	45,600	1,424,088
	Interface, Inc. Class A	67,150	1,171,096
*	Interstate Hotels & Resorts, Inc.	53,700	250,779
* #	INVESTools, Inc.	54,800	846,660
* #	iRobot Corp.	46,468	744,417
* #	Isle of Capri Casinos, Inc.	58,200	1,017,336
	J. Alexander’s Corp.	20,185	222,035
*	Jack in the Box, Inc.	38,400	1,150,080
	Jackson Hewitt Tax Service, Inc.	29,400	948,150
*	Jakks Pacific, Inc.	39,400	994,456
*	Jarden Corp.	25,716	677,874
*	Jennifer Convertibles, Inc.	5,125	20,244
*	Jo-Ann Stores, Inc.	74,700	1,229,562
	Johnson Outdoors, Inc.	18,738	431,724
* #	Jos. A. Bank Clothiers, Inc.	43,998	1,139,108

4

	Journal Communications, Inc. Class A	17,100	155,610
#	Journal Register Co.	14,300	31,460
	Kellwood Co.	12,100	181,379
	Kenneth Cole Productions, Inc. Class A	30,876	582,321
	Kimball International, Inc. Class B	32,400	432,216
*	Kirkland’s, Inc.	17,470	13,102
* #	Knology, Inc.	48,500	651,840
* #	Kona Grill, Inc.	14,101	222,091
	Koss Corp.	2,279	45,580
* #	Krispy Kreme Doughnuts, Inc.	110,950	296,236
*	KSW, Inc.	14,910	100,046
#	K-Swiss, Inc. Class A	23,900	433,785
	LaCrosse Footwear, Inc.	2,200	39,578
*	Lakeland Industries, Inc.	13,265	143,262
* #	Lakes Entertainment, Inc.	65,100	432,264
#	Landry’s Restaurants, Inc.	14,850	350,757
*	Lazare Kaplan International, Inc.	21,139	198,707
#	La-Z-Boy, Inc.	106,090	579,251
* #	Leapfrog Enterprises, Inc.	5,400	36,180
*	Lear Corp.	32,300	950,912
	Lee Enterprises, Inc.	8,339	116,746
*	Lenox Group, Inc.	40,500	113,805
	Libbey, Inc.	38,600	598,686
* #	LIFE TIME FITNESS, Inc.	19,100	1,037,512
#	Lifetime Brands, Inc.	40,506	519,287
*	Lin TV Corp.	53,300	598,026
*	Lincoln Educational Services	59,429	824,875
	Lithia Motors, Inc. Class A	24,300	379,080
*	Live Nation, Inc.	59,000	791,780
*	LKQ Corp.	52,900	2,100,659
* #	Lodgenet Entertainment Corp.	46,847	899,462
*	Lodgian, Inc.	56,866	651,684
*	Luby’s, Inc.	70,498	770,543
#	M/I Homes, Inc.	15,500	155,465
*	Mace Security International, Inc.	32,100	66,126
*	Maidenform Brands, Inc.	39,352	514,331
#	Marine Products Corp.	90,690	667,478
* #	MarineMax, Inc.	35,800	585,330
* #	Martha Stewart Living Omnimedia, Inc.	14,000	142,100
	Matthews International Corp. Class A	23,000	1,015,220
*	Max & Erma’s Restaurants, Inc.	2,005	5,012
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,658	24,306
	MDC Holdings, Inc.	20,493	725,247
*	Meade Instruments Corp.	21,929	28,288
	Media General, Inc. Class A	16,700	413,659
* #	Mediacom Communications Corp.	48,064	216,769
*	Midas, Inc.	39,338	644,356
	Modine Manufacturing Co.	43,250	877,110
	Monaco Coach Corp.	66,350	599,140
*	Monarch Casino & Resort, Inc.	33,510	857,186
	Monro Muffler Brake, Inc.	41,769	880,073
* #	Morgans Hotel Group	45,417	839,760
*	Morton’s Restaurant Group, Inc.	62,086	712,747
* #	Mothers Work, Inc.	7,050	119,991
	Movado Group, Inc.	33,011	914,405

5

*	Movie Star, Inc.	42,500	76,500
*	MTR Gaming Group, Inc.	56,200	388,904
* #	Multimedia Games, Inc.	85,000	674,900
*	Nathan’s Famous, Inc.	18,511	323,757
*	National Lampoon, Inc.	19,260	48,150
	National Presto Industries, Inc.	2,400	129,984
#	Nautilus Group, Inc.	43,450	249,837
* #	Navarre Corp.	61,740	130,271
*	Netflix, Inc.	27,400	632,940
	New Frontier Media, Inc.	60,100	291,485
*	Nobel Learning Communities, Inc.	5,800	84,042
	Nobility Homes, Inc.	5,558	105,713
#	Noble International, Ltd.	48,300	788,256
* #	Nutri/System, Inc.	27,600	694,140
#	Orleans Homebuilders, Inc.	16,986	85,609
	O’Charleys, Inc.	57,700	860,307
*	O’Reilly Automotive, Inc.	7,800	256,308
*	Outdoor Channel Holdings, Inc.	62,781	438,211
* #	Overstock.com, Inc.	44,222	1,024,624
	Oxford Industries, Inc.	14,000	346,780
*	P & F Industries, Inc. Class A	1,200	8,388
*	Pacific Sunwear of California, Inc.	81,625	1,337,017
* #	Palm Harbor Homes, Inc.	57,586	649,570
* #	Panera Bread Co.	10,630	425,944
*	Papa John’s International, Inc.	27,200	640,560
* #	PC Mall, Inc.	30,000	326,100
	Pennichuck Corp.	9,676	243,545
	Penske Automotive Group, Inc.	63,520	1,270,400
*	Perry Ellis International, Inc.	35,210	567,585
*	PetMed Express, Inc.	69,852	889,914
	Phillips-Van Heusen Corp.	13,600	576,912
*	Phoenix Footwear Group, Inc.	11,828	17,505
#	Pier 1 Imports, Inc.	162,800	670,736
*	Pinnacle Entertainment, Inc.	83,430	2,290,153
* #	Playboy Enterprises, Inc. Class A	2,050	18,942
*	Playboy Enterprises, Inc. Class B	69,339	652,480
* #	PokerTek, Inc.	26,393	195,044
#	Polaris Industries, Inc.	24,900	1,134,444
*	Pomeroy IT Solutions, Inc.	11,400	80,484
* #	Premier Exhibitions, Inc.	51,114	556,120
#	Pre-Paid Legal Services, Inc.	13,700	685,137
* #	Priceline.com, Inc.	44,784	5,096,419
#	PRIMEDIA, Inc.	96,514	791,415
*	Princeton Review, Inc.	68,300	518,397
* #	Progressive Gaming International Corp.	72,132	173,117
*	Proliance International, Inc.	12,123	33,581
*	QEP Co., Inc.	4,800	50,160
*	Quiksilver, Inc.	163,700	1,735,220
*	Radio One, Inc. Class D	222,521	453,943
*	Rainmaker Systems, Inc.	39,660	271,671
*	RC2 Corp.	28,038	815,345
	RCN Corp.	94,536	1,372,663
*	Reading International, Inc. Class A	2,985	29,850
*	Reading International, Inc. Class B	2,340	24,043
*	Red Lion Hotels Corp.	46,200	443,520

6

*	Red Robin Gourmet Burgers, Inc.	33,456	1,323,519
* #	RedEnvelope, Inc.	9,572	52,072
*	Regent Communications, Inc.	30,165	62,442
	Regis Corp.	48,800	1,434,232
*	Rentrak Corp.	27,830	389,620
*	Restoration Hardware, Inc.	75,100	530,206
* #	Retail Ventures, Inc.	68,000	471,920
*	Rex Stores Corp.	18,425	283,745
*	Riviera Holdings Corp.	3,300	90,090
*	Rockford Corp.	22,977	44,346
* #	Rocky Brands, Inc.	12,984	90,888
*	Rubio’s Restaurants, Inc.	29,588	289,075
	Ruby Tuesday, Inc.	36,000	471,960
	Russ Berrie & Co., Inc.	22,800	378,480
*	Ruth’s Chris Steak House, Inc.	32,200	389,620
#	Ryland Group, Inc.	31,356	721,188
*	Saga Communications, Inc. Class A	41,032	280,249
	Saks, Inc.	34,200	704,520
	Salem Communications Corp.	38,270	306,160
	Sauer-Danfoss, Inc.	44,600	1,083,780
*	Scholastic Corp.	56,179	1,979,748
*	Scientific Games Corp.	13,071	423,370
	Service Corp. International	188,300	2,500,624
* #	Sharper Image Corp.	41,454	138,042
	Shiloh Industries, Inc.	37,798	372,310
*	Shoe Carnival, Inc.	31,034	361,236
*	Shoe Pavilion, Inc.	362	536
* #	Shuffle Master, Inc.	40,675	543,825
*	Silverleaf Resorts, Inc.	40,200	210,648
	Sinclair Broadcast Group, Inc. Class A	54,300	562,005
* #	Six Flags, Inc.	84,604	197,973
*	Skechers U.S.A., Inc. Class A	34,368	778,435
	Skyline Corp.	25,018	848,110
* #	Smith & Wesson Holding Corp.	49,700	495,012
	Sonesta International Hotels Corp. Class A	1,100	44,550
	Sonic Automotive, Inc.	23,600	545,396
*	Sonic Corp.	41,539	1,013,552
	Sotheby’s Class A	50,500	1,891,225
* #	Source Interlink Companies, Inc.	76,210	153,182
*	Spanish Broadcasting System, Inc.	94,878	182,166
#	Spartan Motors, Inc.	62,529	624,039
	Speedway Motorsports, Inc.	48,200	1,626,750
*	Sport Chalet, Inc. Class A	29,625	221,891
*	Sport Chalet, Inc. Class B	877	6,463
	Sport Supply Group, Inc.	30,803	314,191
*	Sport-Haley, Inc.	100	232
	Stage Stores, Inc.	47,188	798,421
*	Stamps.com, Inc.	63,906	811,606
	Standard Motor Products, Inc.	40,400	299,364
#	Standard Pacific Corp.	38,800	134,248
#	Stanley Furniture, Inc.	2,451	27,500
	Stein Mart, Inc.	15,518	84,108
	Steinway Musical Instruments, Inc.	21,500	607,375
* #	Steven Madden, Ltd.	43,290	983,982
	Stewart Enterprises, Inc.	106,400	872,480

7

*	Stoneridge, Inc.	56,574	470,696
	Strattec Security Corp.	4,900	217,560
	Strayer Education, Inc.	10,200	1,844,772
	Sturm Ruger & Co., Inc.	64,700	598,475
*	Sun-Times Media Group, Inc. Class A	31,851	33,125
#	Superior Industries International, Inc.	63,300	1,172,316
	Superior Uniform Group, Inc.	9,036	102,107
#	Syms Corp.	16,800	272,160
* #	Syntax-Brillian Corp.	34,168	99,429
#	Systemax, Inc.	94,300	1,862,425
	Tandy Brand Accessories, Inc.	21,735	206,265
*	Tandy Leather Factory, Inc.	25,713	105,423
* #	Tarragon Corp.	34,100	57,970
	Tempur-Pedic International, Inc.	47,300	1,404,337
*	Tenneco Automotive, Inc.	49,900	1,476,541
*	The Children’s Place Retail Stores, Inc.	25,800	734,268
* #	The Dress Barn, Inc.	78,300	1,107,162
*	The Hallwood Group, Inc.	100	6,400
	The Marcus Corp.	52,186	940,392
	The Men’s Wearhouse, Inc.	48,651	1,679,433
	The Pep Boys - Manny, Moe & Jack	61,400	671,102
* #	The Steak n Shake Co.	83,582	967,044
	Thor Industries, Inc.	24,800	874,200
*	Timberland Co. Class A	49,100	799,348
* #	TiVo, Inc.	76,647	574,086
#	TOUSA, Inc.	89	10
*	Tractor Supply Co.	3,300	135,366
	Traffix, Inc.	35,190	215,011
*	Trans World Entertainment Corp.	28,692	156,658
	Triarc Companies, Inc. Class A	19,400	163,930
	Triarc Companies, Inc. Class B	10,100	84,941
*	Triple Crown Media, Inc.	11,773	53,449
* #	True Religion Apparel, Inc.	51,064	889,535
* #	Trump Entertainment Resorts, Inc.	133	688
#	Tuesday Morning Corp.	30,551	227,299
	Tupperware Corp.	41,700	1,454,496
* #	Tween Brands, Inc.	31,000	780,580
*	Unifi, Inc.	164,600	493,800
	Unifirst Corp.	20,368	761,152
*	Universal Electronics, Inc.	34,200	1,263,690
* #	Universal Technical Institute, Inc.	46,112	812,955
*	Urban Outfitters, Inc.	84	2,201
* #	Vail Resorts, Inc.	49,550	2,750,520
* #	Valassis Communications, Inc.	86,950	1,072,093
	Value Line, Inc.	2,976	123,087
* #	ValueVision Media, Inc. Class A	76,924	506,160
* #	Varsity Group, Inc.	7,091	1,985
* #	VCG Holding Corp.	42,590	436,547
	Virco Manufacturing Corp.	33,111	262,901
	Visteon Corp.	64,300	282,920
*	Warnaco Group, Inc.	62,738	2,315,032
* #	WCI Communities, Inc.	54,800	184,128
*	Wells-Gardner Electronics Corp.	30,577	52,287
*	West Marine, Inc.	43,409	383,301
#	Westwood One, Inc.	92,328	176,346

8

* #	Wet Seal, Inc. Class A	34,597	73,692
	Weyco Group, Inc.	1,100	30,118
*	Williams Controls, Inc.	19,453	339,844
*	Wilsons The Leather Experts, Inc.	55,242	60,214
*	Winmark Corp.	3,449	74,153
	Winnebago Industries, Inc.	21,300	458,376
* #	WMS Industries, Inc.	51,300	1,713,420
	Wolverine World Wide, Inc.	41,700	1,032,909
	World Wrestling Entertainment, Inc.	14,800	233,248
* #	WorldSpace, Inc. Class A	58,808	205,240
	Xerium Technologies, Inc.	16,600	98,770
*	Young Broadcasting, Inc. Class A	48,954	69,025
* #	Zale Corp.	61,400	1,098,446
* #	Zumiez, Inc.	5,200	144,560
Total Consumer Discretionary			250,823,601

Consumer Staples — (3.1%)
	Alico, Inc.	16,900	750,191
*	Alliance One International, Inc.	165,700	684,341
#	American Italian Pasta Co.	2,791	20,235
#	Andersons, Inc.	22,560	956,995
*	Boston Beer Co., Inc. Class A	22,328	741,066
*	Bridgford Foods Corp.	1,020	7,099
*	Cagle’s, Inc. Class A	700	6,055
	Calavo Growers, Inc.	6,585	122,679
#	Cal-Maine Foods, Inc.	56,619	1,394,526
* #	Caribou Coffee Co.	25,186	115,352
	Casey’s General Stores, Inc.	55,700	1,615,300
	CCA Industries, Inc.	10,323	100,546
*	Central European Distribution Corp.	49,175	2,458,750
*	Central Garden & Pet Co.	27,075	145,393
*	Central Garden & Pet Co. Class A	48,100	252,525
* #	Chattem, Inc.	26,100	1,850,751
#	Chiquita Brands International, Inc.	38,000	729,220
	Coca-Cola Bottling Co. Consolidated	4,722	267,926
*	Coffee Holding Co, Inc.	13,879	67,174
	Corn Products International, Inc.	25,600	1,006,848
*	Cuisine Solutions, Inc.	44,787	199,302
*	Darling International, Inc.	174,700	1,790,675
	Diamond Foods, Inc.	37,895	758,279
*	Elizabeth Arden, Inc.	71,902	1,727,805
	Farmer Brothers Co.	41,158	946,222
	Flowers Foods, Inc.	82,837	1,924,304
#	Gatehouse Media, Inc.	29,200	239,440
	Golden Enterprises, Inc.	675	2,052
#	Great Atlantic & Pacific Tea, Inc.	54,800	1,646,740
* #	Green Mountain Coffee, Inc.	39,570	1,290,773
	Griffin Land & Nurseries, Inc. Class A	1,200	41,676
*	Hain Celestial Group, Inc.	54,050	1,787,974
#	Imperial Sugar Co.	32,830	749,181
	Ingles Market, Inc. Class A	18,100	430,599
*	Integrated Biopharma, Inc.	12,700	39,370
	Inter Parfums, Inc.	50,063	914,651
	J & J Snack Foods Corp.	50,314	1,629,167
	Lancaster Colony Corp.	23,120	890,582

9

	Lance, Inc.	84,171	1,745,707
* #	Lifeway Foods, Inc.	45,160	459,729
	Longs Drug Stores Corp.	21,700	1,148,364
	Mannatech, Inc.	47,910	302,312
*	Maui Land & Pineapple Co., Inc.	23,204	653,193
* #	Medifast, Inc.	39,403	165,887
#	MGP Ingredients, Inc.	27,824	228,713
*	Monterey Pasta Co.	31,410	106,480
	Nash Finch Co.	18,700	667,403
#	National Beverage Corp.	98,654	730,040
*	Natrol, Inc.	33,418	145,368
*	Natural Alternatives International, Inc.	15,789	126,786
* #	Natural Health Trends Corp.	23,237	36,947
*	NBTY, Inc.	79,200	2,365,704
	Nu Skin Enterprises, Inc. Class A	47,900	847,351
	Oil-Dri Corp. of America	1,000	21,670
*	Omega Protein Corp.	44,645	321,444
* #	Pantry, Inc.	22,000	633,380
* #	Parlux Fragrances, Inc.	29,900	120,198
*	Pathmark Stores, Inc.	89,100	1,149,390
* #	Peet’s Coffee & Tea, Inc.	34,020	909,014
*	Performance Food Group Co.	48,181	1,334,132
	Pilgrim’s Pride Corp.	56,700	1,478,736
*	Prestige Brands Holdings, Inc.	117,891	980,853
	PriceSmart, Inc.	62,350	1,859,900
*	Pyramid Breweries, Inc.	23,319	56,199
	Ralcorp Holdings, Inc.	24,600	1,510,194
	Reddy Ice Holdings, Inc.	35,098	915,707
*	Redhook Ale Brewery, Inc.	19,300	123,134
#	Reliv International, Inc.	42,854	337,690
	Rocky Mountain Chocolate Factory, Inc.	15,632	273,873
	Ruddick Corp.	49,600	1,775,184
#	Sanderson Farms, Inc.	50,800	1,577,848
*	Sanfilippo (John B.) & Son, Inc.	14,290	121,179
	Schiff Nutrition International, Inc.	6,000	33,600
	Seaboard Corp.	270	407,430
*	Seneca Foods Corp. Class B	400	10,320
*	Smithfield Foods, Inc.	823	24,731
	Spartan Stores, Inc.	53,444	1,202,490
* #	Spectrum Brands, Inc.	102,000	527,340
	Stephan Co.	900	2,965
	Tasty Baking Co.	7,700	75,306
*	Tofutti Brands, Inc.	7,749	22,472
#	Tootsie Roll Industries, Inc.	22,672	558,638
* #	TreeHouse Foods, Inc.	37,700	888,589
* #	United Natural Foods, Inc.	22,200	650,238
	United-Guardian, Inc.	12,092	122,855
	Universal Corp.	31,700	1,701,656
* #	USANA Health Services, Inc.	15,360	640,205
#	Vector Group, Ltd.	34,807	766,450
	Village Super Market, Inc.	2,000	107,180
	WD-40 Co.	40,352	1,600,764
	Weis Markets, Inc.	26,293	1,075,910
* #	Winn-Dixie Stores, Inc.	8,000	151,280
*	Zapata Corp.	6,924	49,230
Total Consumer Staples			66,151,122

10

Energy — (6.3%)
*	Abraxas Petroleum Corp.	138,100	469,540
	Adams Resources & Energy, Inc.	5,465	136,078
* #	Allis-Chalmers Energy, Inc.	103,400	1,566,510
	Alon USA Energy, Inc.	8,900	247,598
* #	Alpha Natural Resources, Inc.	15,800	443,980
* #	American Oil & Gas, Inc.	129,205	832,080
* #	Arena Resources, Inc.	37,200	1,398,348
	Atlas America, Inc.	23,886	1,356,247
* #	ATP Oil & Gas Corp.	26,100	1,163,538
*	Atwood Oceanics, Inc.	33,498	2,922,700
	Barnwell Industries, Inc.	6,012	82,725
* #	Basic Energy Services, Inc.	32,700	637,650
	Berry Petroleum Corp. Class A	45,000	1,861,200
* #	Bill Barret Corp.	44,542	1,719,321
*	Bois d’Arc Energy, Inc.	35,600	697,760
* #	Bolt Technology Corp.	14,200	554,794
*	Boots & Coots International Well Control, Inc.	142,000	180,340
* #	BPZ Resources, Inc.	65,700	748,980
*	Brigham Exploration Co.	100,200	692,382
*	Bristow Group, Inc.	34,062	1,873,410
*	Bronco Drilling Co., Inc.	62,609	899,065
	Cabot Oil & Gas Corp.	22,100	760,682
*	Callon Petroleum Co.	36,900	551,655
#	CARBO Ceramics, Inc.	15,700	623,290
*	Carrizo Oil & Gas, Inc.	38,907	1,885,044
* #	Cheniere Energy, Inc.	27,600	960,480
	Cimarex Energy Co.	5,205	201,069
*	Clayton Williams Energy, Inc.	26,184	753,052
*	Complete Production Services, Inc.	69,120	1,224,806
*	Comstock Resources, Inc.	65,700	2,200,950
* #	Contango Oil & Gas Co.	31,765	1,499,308
*	Dawson Geophysical Co.	18,000	1,206,360
	Delek US Holdings, Inc.	16,500	304,260
* #	Delta Petroleum Corp.	62,535	961,163
*	Denbury Resources, Inc.	85,060	4,535,399
*	Dresser-Rand Group, Inc.	19,400	690,640
*	Dril-Quip, Inc.	17,800	1,004,276
* #	Dune Energy, Inc.	165,191	332,034
* #	Edge Petroleum Corp.	82,589	487,275
*	Encore Acquisition Co.	66,000	2,148,300
*	Energy Partners, Ltd.	85,505	1,058,552
* #	Evergreen Energy, Inc.	51,200	187,904
*	Evolution Petroleum Corp.	73,304	300,546
* #	EXCO Resources, Inc.	150,029	2,097,405
*	Exterran Holdings, Inc.	48,890	3,913,156
*	Forest Oil Corp.	59,779	2,814,395
	Frontier Oil Corp.	11,200	495,040
* #	FX Energy, Inc.	93,748	697,485
* #	Gasco Energy, Inc.	246,900	488,862
* #	Goodrich Petroleum Corp.	17,300	422,639
* #	Grey Wolf, Inc.	248,498	1,262,370
	Gulf Island Fabrication, Inc.	29,661	943,516

11

*	Gulfmark Offshore, Inc.	35,600	1,582,064
*	Gulfport Energy Corp.	77,197	1,607,242
* #	Harvest Natural Resources, Inc.	108,084	1,408,335
*	Helix Energy Solutions Group, Inc.	50,803	2,062,094
	Helmerich & Payne, Inc.	37,400	1,292,170
*	Hkn, Inc.	14,872	127,899
#	Holly Corp.	12,900	625,005
*	Horizon Offshore, Inc.	10,300	174,482
*	Hornbeck Offshore Services, Inc.	36,800	1,515,056
*	Houston American Energy Corp.	31,215	92,709
*	Infinity, Inc.	40,441	20,220
	Lufkin Industries, Inc.	14,300	743,743
*	Mariner Energy, Inc.	118,887	2,577,470
	MarkWest Hydrocarbon, Inc.	23,280	1,427,064
	Massey Energy Co.	41,630	1,413,338
* #	Matrix Service Co.	58,120	1,516,351
* #	McMoran Exploration Co.	86,556	1,017,899
*	Meridian Resource Corp.	192,900	335,646
*	Mexco Energy Corp.	100	430
*	Mitcham Industries, Inc.	26,561	483,410
*	NATCO Group, Inc. Class A	28,000	1,331,120
* #	National Coal Corp.	45,184	145,041
*	Natural Gas Services Group	29,700	535,788
*	Newpark Resources, Inc.	237,440	1,277,427
*	Oceaneering International, Inc.	50,000	3,190,500
*	Oil States International, Inc.	60,600	1,921,626
*	OMNI Energy Services Corp.	44,500	226,060
	Overseas Shipholding Group, Inc.	12,000	859,200
* #	Pacific Ethanol, Inc.	16,900	103,259
	Panhandle Royalty Co.	3,900	105,768
* #	Parallel Petroleum Corp.	62,322	1,193,466
*	Parker Drilling Co.	140,580	1,005,147
#	Penn Virginia Corp.	37,740	1,570,739
*	Petrohawk Energy Corp.	89,516	1,459,111
*	Petroleum Development Corp.	32,057	1,624,328
*	PetroQuest Energy, Inc.	124,627	1,656,293
*	PHI, Inc.	29,240	932,464
*	Pioneer Drilling Co.	127,100	1,513,761
*	Plains Exploration & Production Co.	63,971	3,224,778
* #	PowerSecure International, Inc.	50,630	695,656
* #	Quest Resource Corp.	59,363	478,466
	Range Resources Corp.	78,350	3,187,278
*	Rentech, Inc.	83,750	174,200
	Rowan Companies, Inc.	6,500	230,100
	Royale Energy, Inc.	18,327	47,467
#	RPC, Inc.	90,075	999,832
*	SEACOR Holdings, Inc.	20,247	1,833,771
#	St. Mary Land & Exploration Co.	5,300	208,290
*	Stone Energy Corp.	39,244	1,773,829
* #	SulphCo, Inc.	122,600	649,780
*	Superior Energy Services, Inc.	7	244
*	Superior Well Services, Inc.	57,600	1,116,864
*	Swift Energy Corp.	42,340	1,715,193
* #	Syntroleum Corp.	120,611	151,970
* #	T-3 Energy Services, Inc.	23,522	1,185,744

12

	Tesoro Petroleum Corp.	77,800	3,826,204
* #	Teton Energy Corp.	41,000	170,970
*	TETRA Technologies, Inc.	53,246	841,819
*	TGC Industries, Inc.	41,236	373,186
* #	Toreador Resources Corp.	19,381	126,364
* #	Transmeridian Exploration, Inc.	1,300	2,301
* #	Trico Marine Services, Inc.	41,900	1,482,003
* #	Tri-Valley Corp.	59,577	368,782
* #	TXCO Resources, Inc.	83,864	1,010,561
*	Union Drilling, Inc.	64,384	817,677
*	Unit Corp.	25,200	1,126,944
#	USEC, Inc.	103,447	849,300
*	VAALCO Energy, Inc.	146,700	639,612
* #	Verenium Corp.	30,400	110,960
	W&T Offshore, Inc.	12,200	322,080
* #	Warren Resources, Inc.	141,653	1,807,492
* #	Westmoreland Coal Co.	28,403	458,708
*	Westside Energy Corp.	58,260	142,154
*	W-H Energy Services, Inc.	32,400	1,636,200
*	Whiting Petroleum Corp.	39,464	2,080,542
	World Fuel Services Corp.	24,800	784,672
Total Energy			134,821,877

Financials — (11.0%)
	1st Independence Financial Group, Inc.	200	2,550
	1st Source Corp.	56,992	1,147,819
	Abigail Adams National Bancorp, Inc.	400	4,448
*	Abington Bancorp, Inc.	536	4,749
	Access National Corp.	2,900	16,878
	Advance America Cash Advance Centers, Inc.	22,300	203,376
	Advanta Corp. Class A	17,250	160,770
	Advanta Corp. Class B	31,100	311,311
* #	Affiliated Managers Group, Inc.	5,300	658,525
	Affirmative Insurance Holdings, Inc.	26,178	289,790
	Alabama National Bancorporation	22,571	1,744,513
	Alfa Corp.	79,048	1,708,227
	Alliance Financial Corp.	300	7,227
*	Alphatec Holdings, Inc.	29,276	134,377
*	AmComp, Inc.	25,047	247,715
	Amcore Financial, Inc.	55,116	1,295,226
	American Bancorp of New Jersey, Inc.	29,535	316,024
	American Equity Investment Life Holding Co.	109,578	987,298
*	American Independence Corp.	4,724	43,414
	American Physicians Capital, Inc.	18,750	786,750
	American River Bankshares	9,975	200,996
	American West Bancorporation	42,104	764,188
* #	AmeriCredit Corp.	72,200	828,134
	Ameris Bancorp	22,266	374,737
*	Amerisafe, Inc.	45,792	698,786
*	AmeriServe Financial, Inc.	60,062	175,381
#	Anchor Bancorp Wisconsin, Inc.	53,803	1,367,672
*	Appalachian Bancshares, Inc.	2,215	23,811
	Arrow Financial Corp.	12,197	262,114
#	Asset Acceptance Capital Corp.	93,254	1,053,770
#	ASTA Funding, Inc.	33,865	1,224,558

13

*	Atlantic American Corp.	5,300	9,275
	Atlantic Coast Federal Corp.	33,149	409,059
*	B of I Holding, Inc.	21,661	154,876
	Baldwin & Lyons, Inc. Class A	250	6,125
	Baldwin & Lyons, Inc. Class B	10,075	271,420
	BancFirst Corp.	40,128	1,876,385
	Bancorp Rhode Island, Inc.	1,193	42,841
	BancorpSouth, Inc.	8,304	203,116
	BancTrust Financial Group, Inc.	261	3,184
#	Bank of Commerce Holdings	1,200	10,788
*	Bank of Florida Corp.	33,034	422,835
	Bank of Granite Corp.	41,223	476,126
	Bank of the Ozarks, Inc.	41,480	1,206,653
	BankFinancial Corp.	57,732	912,743
#	BankUnited Financial Corp. Class A	30,359	242,265
	Banner Corp.	43,237	1,295,381
	BCB Bancorp, Inc.	300	4,905
*	Beach First National Bancshares, Inc.	1,998	33,347
	Benjamin Franklin Bancorp, Inc.	17,113	225,549
	Berkshire Hills Bancorp, Inc.	29,795	723,125
	Beverly Hills Bancorp, Inc.	52,057	282,149
*	BFC Financial Corp.	26,805	38,599
*	BNCCORP., Inc.	2,000	30,340
	Boston Private Financial Holdings, Inc.	50,300	1,385,262
*	Bridge Capital Holdings	1,053	22,376
	Brooke Corp.	34,303	237,720
	Brookline Bancorp, Inc.	77,933	798,813
	Brooklyn Federal Bancorp, Inc.	6,679	90,166
	Bryn Mawr Bank Corp.	1,240	27,826
	Cadence Financial Corp.	28,599	467,594
	California First National Bancorp	2,400	29,784
	Camco Financial Corp.	1,400	16,786
	Camden National Corp.	16,700	495,990
	Capital Bank Corp.	3,409	44,351
#	Capital City Bank Group, Inc.	13,932	404,446
	Capital Corp. of the West	13,480	253,289
	Capital Properties, Inc.	550	13,750
	Capital Southwest Corp.	9,190	1,105,006
#	Capitol Bancorp, Ltd.	15,900	318,636
	Cardinal Financial Corp.	57,842	554,126
	Carver Bancorp, Inc.	300	4,350
	Cascade Financial Corp.	18,589	253,926
	Cash America International, Inc.	30,900	1,111,782
* #	Cash Systems, Inc.	45,793	237,666
#	Cathay General Bancorp	63,378	1,836,694
* #	Centennial Bank Holdings, Inc.	61,945	312,822
	Center Bancorp, Inc.	35,629	426,123
	Center Financial Corp.	14,091	173,319
#	Centerstate Banks of Florida, Inc.	500	6,235
	Central Bancorp, Inc.	300	6,823
	Central Pacific Financial Corp.	23,900	483,019
	Century Bancorp, Inc. Class A	300	6,474
#	CFS Bancorp, Inc.	7,141	101,474
	Chemical Financial Corp.	30,872	774,887
	Chittenden Corp.	49,195	1,723,301

14

	Citizens Community Bancorp, Inc.	17,082	156,984
	Citizens First Bancorp, Inc.	21,025	309,488
	Citizens Republic Bancorp, Inc.	33,833	481,105
	Citizens South Banking Corp.	2,100	24,465
* #	Citizens, Inc.	98,750	647,800
	City Holding Co.	41,359	1,488,097
*	CNA Surety Corp.	65,369	1,348,562
	CNB Financial Corp.	2,100	28,665
	CoBiz Financial, Inc.	67,958	1,110,434
	Cohen & Steers, Inc.	30,600	868,122
	Colony Bankcorp, Inc.	3,600	57,600
	Columbia Banking System, Inc.	41,152	1,267,893
	Comm Bancorp, Inc.	762	36,698
*	Command Security Corp.	13,400	44,890
	Commerce Group, Inc.	54,600	1,962,870
	Commercial National Financial Corp.	700	11,655
	Commonwealth Bankshares, Inc.	300	5,400
*	Community Bancorp	2,980	53,729
	Community Bank System, Inc.	40,300	812,851
	Community Bankshares, Inc.	100	1,295
	Community Trust Bancorp, Inc.	36,172	1,021,859
	Community West Bancshares	2,300	26,507
	Compass Diversified Holdings	18,858	280,796
* #	CompuCredit Corp.	65,600	850,176
#	Consolidated-Tokoma Land Co.	13,387	844,720
*	Consumer Portfolio Services, Inc.	51,100	169,141
	Cooperative Bankshares, Inc.	700	9,583
*	Core-Mark Holding Co., Inc.	32,284	866,180
#	Corus Bankshares, Inc.	17,920	170,061
*	Cowen Group, Inc.	48,724	522,809
*	Cowlitz Bancorporation	300	3,741
	Crawford & Co. Class A	1,200	3,984
	Crawford & Co. Class B	800	3,200
*	Crescent Financial Corp.	23,930	243,847
#	CVB Financial Corp.	42,613	473,857
*	Dearborn Bancorp, Inc.	14,891	152,186
#	Delta Financial Corp.	58,866	108,313
*	Diamond Hill Investment Group, Inc.	1,300	100,971
	Dime Community Bancshares	84,732	1,149,813
*	Dollar Financial Corp.	43,228	1,291,653
	Donegal Group, Inc. Class A	56,762	958,710
	Donegal Group, Inc. Class B	592	11,292
	East West Bancorp, Inc.	7,819	210,722
*	Eastern Insurance Holdings, Inc.	25,344	411,333
	ECB Bancorp, Inc.	100	2,550
	EMC Insurance Group, Inc.	20,428	497,422
* #	Empire Financial Holding Co.	680	748
*	Encore Capital Group, Inc.	54,287	557,527
#	Enterprise Financial Services Corp.	29,138	668,134
	ESB Financial Corp.	2,937	30,515
*	Exlservice Holdings, Inc.	15,951	382,345
*	EZCORP, Inc. Class A	3,000	37,680
	F.N.B. Corp.	44,272	686,659
	Farmers Capital Bank Corp.	1,601	44,828
	FBL Financial Group, Inc. Class A	23,000	852,610

15

	Federal Agriculture Mortgage Corp. Class A	300	5,565
	Federal Agriculture Mortgage Corp. Class C	15,600	424,476
	Fidelity Bancorp, Inc.	292	4,336
	Fidelity Southern Corp.	23,298	256,278
	Financial Federal Corp.	64,920	1,434,083
	Financial Institutions, Inc.	4,950	89,248
*	First Acceptance Corp.	105,121	424,689
	First Albany Companies, Inc.	15,875	18,574
	First Bancorp	35,144	671,602
#	First Busey Corp.	19,004	396,994
*	First Cash Financial Services, Inc.	72,320	1,229,440
#	First Charter Corp.	31,071	935,859
	First Citizens BancShares, Inc.	2,998	469,757
#	First Commonwealth Financial Corp.	98,802	1,150,055
	First Community Bancorp	38,914	1,750,741
	First Community Bancshares, Inc.	26,251	842,920
	First Defiance Financial Corp.	2,258	49,902
	First Federal Bancshares of Arkansas, Inc.	2,400	36,600
	First Federal Bankshares, Inc.	200	3,100
	First Financial Bancorp	95,708	1,098,728
	First Financial Bankshares, Inc.	16,475	642,525
	First Financial Corp.	36,493	1,035,671
	First Financial Holdings, Inc.	29,112	797,960
	First Financial Service Corp.	1,190	30,274
	First Indiana Corp.	20,629	657,034
*	First Keystone Financial, Inc.	200	2,400
	First M&F Corp.	300	4,944
*	First Mariner Bancorp, Inc.	1,900	11,552
	First Merchants Corp.	27,942	606,062
	First Midwest Bancorp, Inc.	34,853	1,139,693
	First Mutual Bancshares, Inc.	2,150	57,083
	First Niagara Financial Group, Inc.	136,123	1,692,009
	First PacTrust Bancorp, Inc.	1,149	23,210
	First Place Financial Corp.	26,258	379,166
*	First Regional Bancorp	34,225	754,319
	First Security Group, Inc.	1,300	12,350
#	First South Bancorp, Inc.	5,726	138,054
	First State Bancorporation	47,822	699,158
	First State Financial Corp.	1,081	10,810
	First United Corp.	800	16,160
	First West Virginia Bancorp, Inc.	400	5,596
	Firstbank Corp.	2,116	33,318
*	FirstCity Financial Corp.	26,768	217,356
* #	FirstFed Financial Corp.	3,500	122,570
	FirstMerit Corp.	43,800	902,718
#	Flagstar Bancorp, Inc.	40,450	254,835
	Flushing Financial Corp.	57,965	930,918
	FNB Corp.	1,344	36,597
	FNB United Corp.	26,966	337,075
*	FPIC Insurance Group, Inc.	15,502	662,400
* #	Franklin Bank Corp.	35,100	149,175
#	Fremont General Corp.	13,000	32,630
#	Frontier Financial Corp.	39,255	752,126
*	GAINSCO, Inc.	33,009	135,667
	GAMCO Investors, Inc.	6,400	341,120

16

	Gateway Financial Holdings, Inc.	30,654	407,392
	GB&T Bancshares, Inc.	15,124	160,617
	German American Bancorp, Inc.	30,904	406,388
#	Glacier Bancorp, Inc.	48,005	955,780
*	Golfsmith International Holdings, Inc.	13,695	54,780
*	Great Lakes Bancorp, Inc.	26,295	338,943
	Great Southern Bancorp, Inc.	34,006	755,953
*	Greater Atlantic Financial Corp.	1,300	6,598
	Greater Community Bancorp	36	675
	Greene Bancshares, Inc.	31,339	936,096
	Greenhill & Co., Inc.	6,500	469,885
*	Grubb & Ellis Co.	66,898	345,194
	GS Financial Corp.	500	9,363
	Guaranty Federal Bancshares, Inc.	2,471	70,671
*	Hallmark Financial Services, Inc.	59,911	896,269
	Hancock Holding Co.	23,749	931,198
	Hanmi Financial Corp.	53,200	510,188
	Harleysville Group, Inc.	30,300	1,060,500
	Harleysville National Corp.	72,671	1,115,500
	Harrington West Financial Group, Inc.	1,200	14,700
	Heartland Financial USA, Inc.	9,266	185,227
	Heritage Commerce Corp.	38,702	688,896
	Heritage Financial Corp.	11,736	244,226
	Heritage Financial Group	23,482	317,007
	HF Financial Corp.	1,057	16,003
	Hilb Rogal Hamilton Co.	30,700	1,312,425
	Hingham Institution for Savings	100	3,100
	HMN Financial, Inc.	4,271	102,376
	Home Bancshares, Inc.	37,227	745,657
	Home Federal Bancorp	900	22,500
	Home Federal Bancorp, Inc.	35,809	398,196
	Horace Mann Educators Corp.	38,700	756,972
	Horizon Financial Corp.	30,497	524,853
*	HouseValues, Inc.	4,280	14,638
	Huntington Bancshares, Inc.	1,139	17,871
	IBERIABANK Corp.	32,888	1,591,779
	IBT Bancorp, Inc.	300	5,220
	Imperial Capital Bancorp, Inc.	6,600	150,480
	Independence Holding Co.	39,984	542,183
	Independent Bank Corp. (MA)	27,841	805,719
#	Independent Bank Corp. (MI)	15,927	152,262
	Infinity Property & Casualty Corp.	17,500	684,075
	Integra Bank Corp.	36,062	579,516
	International Bancshares Corp.	71,624	1,578,593
	International Securities Exchange Holdings, Inc.	14,800	994,412
	Intervest Bancshares Corp.	18,200	289,926
*	Investment Technology Group, Inc.	21,800	995,824
	Irwin Financial Corp.	30,100	244,713
#	Jones Lang LaSalle, Inc.	21,700	1,824,319
	K-Fed Bancorp	33,587	408,418
*	KMG America Corp.	300	1,860
	KNBT Bancorp, Inc.	64,456	1,022,272
*	Knight Capital Group, Inc.	124,700	1,664,745
*	LaBranche & Co., Inc.	5,300	28,143
	Lakeland Bancorp, Inc.	59,190	681,277

17

	Lakeland Financial Corp.	29,253	554,052
	LandAmerica Financial Group, Inc.	10,700	281,624
	Landmark Bancorp, Inc.	1,563	42,901
	Legacy Bancorp, Inc.	26,142	332,788
#	Life Partners Holdings, Inc.	10,977	387,488
	LNB Bancorp, Inc.	18,962	270,209
	LSB Corp.	1,300	21,073
#	Macatawa Bank Corp.	23,738	236,905
	MainSource Financial Group, Inc.	52,458	790,017
* #	MarketAxess Holdings, Inc.	74,581	1,070,983
*	Marlin Business Services, Inc.	29,239	394,727
	MASSBANK Corp.	700	25,340
	Mayflower Bancorp, Inc.	100	1,227
	MB Financial, Inc.	41,957	1,330,037
	MBT Financial Corp.	43,315	411,493
	MCG Capital Corp.	50,800	574,040
*	Meadowbrook Insurance Group, Inc.	91,100	837,209
	Medallion Financial Corp.	19,887	195,489
	Mercantile Bancorp, Inc.	100	2,630
	Mercantile Bank Corp.	6,668	114,223
	Mercer Insurance Group, Inc.	18,572	328,910
	Merchants Bancshares, Inc.	10,451	243,508
	Merrill Lynch & Co., Inc.	4,786	286,873
	Meta Financial Group, Inc.	900	35,424
	MetroCorp Bancshares, Inc.	2,671	38,142
	MFB Corp.	200	5,157
	MicroFinancial, Inc.	12,600	78,498
	Mid Penn Bancorp, Inc.	231	5,844
	Midland Co.	9,364	598,921
	MidSouth Bancorp, Inc.	393	8,316
#	Midwest Banc Holdings, Inc.	62,006	781,276
#	Monroe Bancorp	400	6,500
*	Move, Inc.	120,572	283,344
	MutualFirst Financial, Inc.	1,400	24,360
	Nara Bancorp, Inc.	61,976	826,760
	National Interstate Corp.	46,183	1,520,806
#	National Penn Bancshares, Inc.	66,013	1,037,064
	National Security Group, Inc.	1,000	17,990
	National Western Life Insurance Co. Class A	1,700	341,649
*	Navigators Group, Inc.	24,760	1,453,412
	NBT Bancorp, Inc.	36,561	911,466
	New England Bancshares, Inc.	15,218	181,855
	New Hampshire Thrift Bancshares, Inc.	900	11,250
	New Westfield Financial, Inc.	1,956	18,895
#	New York Community Bancorp, Inc.	25,504	474,629
	NewAlliance Bancshares, Inc.	151,226	1,950,815
	NewBridge Bancorp	6,372	63,465
*	Newtek Business Services, Inc.	32,017	38,741
*	NexCen Brands, Inc.	112,357	505,607
*	Nexity Financial Corp.	2,148	15,702
	North Central Bancshares, Inc.	400	13,144
*	North Pointe Holdings Corp.	21,373	226,981
	North Valley Bancorp	400	5,840
	Northeast Community Bancorp, Inc.	33,526	391,919
	Northrim Bancorp, Inc.	5,713	107,004

18

#	Northwest Bancorp, Inc.	53,066	1,472,051
	Norwood Financial Corp.	315	9,686
	NYMAGIC, Inc.	11,000	245,080
	Oak Hill Financial, Inc.	12,409	373,263
	OceanFirst Financial Corp.	35,941	591,589
* #	Ocwen Financial Corp.	93,800	525,280
	Old National Bancorp	66,600	1,064,268
	Old Second Bancorp, Inc.	32,050	849,005
	Omega Financial Corp.	33,798	1,046,048
	optionsXpress Holding, Inc.	13,430	408,406
	PAB Bankshares, Inc.	1,200	17,988
#	Pacific Capital Bancorp	40,177	825,637
	Pacific Continental Corp.	6,346	93,286
*	Pacific Mercantile Bancorp	24,024	317,838
*	Pacific Premier Bancorp, Inc.	4,220	39,499
*	Pacific State Bancorp	1,600	20,688
	Pamrapo Bancorp, Inc.	1,650	33,611
	Park Bancorp, Inc.	200	4,955
	Park National Corp.	17,052	1,288,620
	Parkvale Financial Corp.	1,380	39,758
	Partners Trust Financial Group, Inc.	61,892	789,123
	Patriot Capital Funding, Inc.	55,414	594,038
	Patriot National Bancorp	300	5,307
	Peapack-Gladstone Financial Corp.	18,769	470,633
*	Penn Treaty American Corp.	60,950	402,270
	Penns Woods Bancorp, Inc.	1,500	47,955
*	Pennsylvania Commerce Bancorp, Inc.	5,450	152,982
	Peoples Bancorp of North Carolina	450	7,371
	Peoples Bancorp, Inc.	27,163	657,073
	Peoples Community Bancorp	1,100	16,698
	PFF Bancorp, Inc.	19,770	185,838
*	Philadelphia Consolidated Holding Corp.	40,397	1,720,104
*	Pico Holdings, Inc.	31,900	1,227,831
	Pinnacle Bancshares, Inc.	100	1,242
*	Pinnacle Financial Partners, Inc.	38,195	1,112,620
*	Piper Jaffray Companies, Inc.	16,400	759,648
*	PMA Capital Corp. Class A	71,500	624,910
*	Porter Bancorp, Inc.	280	5,636
#	Portfolio Recovery Associates, Inc.	29,000	1,168,120
	Preferred Bank	26,540	709,414
	Presidential Life Corp.	26,736	460,929
	Princeton National Bancorp, Inc.	1,100	26,422
	PrivateBancorp, Inc.	32,386	991,335
* #	ProAssurance Corp.	47,900	2,626,836
	ProCentury Corp.	32,500	457,275
	Prosperity Bancshares, Inc.	32,633	1,048,825
	Provident Bankshares Corp.	31,381	735,884
	Provident Financial Holdings, Inc.	6,750	123,255
	Provident Financial Services, Inc.	67,399	1,001,549
	Provident New York Bancorp	80,300	979,660
	Pulaski Financial Corp.	9,926	107,102
	QC Holdings, Inc.	48,208	669,609
	Rainier Pacific Financial Group, Inc.	17,628	261,071
	Renasant Corp.	49,284	961,531
	Republic Bancorp, Inc. Class A	19,937	323,976

19

*	Republic First Bancorp, Inc.	3,506	26,996
#	Resource America, Inc.	36,897	598,469
*	Rewards Network, Inc.	61,600	322,168
	Riverview Bancorp, Inc.	28,696	375,918
	RLI Corp.	31,440	1,874,767
	Rockville Financial, Inc.	48,840	667,643
	Rome Bancorp, Inc.	26,000	302,900
	Royal Bancshares of Pennsylvania, Inc. Class A	600	7,176
*	RTW, Inc.	5,200	63,804
	S&T Bancorp, Inc.	21,438	686,659
	S.Y. Bancorp, Inc.	36,878	872,533
	Safety Insurance Group, Inc.	33,890	1,237,324
	Salisbury Bancorp, Inc.	200	6,830
	Sanders Morris Harris Group, Inc.	65,920	641,402
	Sandy Spring Bancorp, Inc.	40,500	1,189,080
	SCBT Financial Corp.	6,184	191,704
*	SCPIE Holdings, Inc.	2,495	67,789
*	Seabright Insurance Holdings	54,479	844,969
#	Seacoast Banking Corp. of Florida	49,996	627,450
#	Security Bank Corp.	19,500	219,765
*	Security National Financial Corp. Class A	2,042	9,169
	Selective Insurance Group, Inc.	42,400	1,000,216
	Shore Bancshares, Inc.	5,687	135,066
*	SI Financial Group, Inc.	12,067	122,239
	Siebert Financial Corp.	7,500	25,125
#	Sierra Bancorp	24,553	612,843
	Simmons First National Corp. Class A	35,322	921,551
* #	Smithtown Bancorp, Inc.	18,610	391,368
	Somerset Hills Bancorp	4,167	50,754
	South Financial Group, Inc.	66,270	1,187,558
*	Southcoast Financial Corp.	2,027	30,202
	Southern Community Financial Corp.	46,147	313,800
*	Southern Connecticut Bancorp, Inc.	100	730
*	Southern First Bancshares, Inc.	1,330	23,940
	Southern Missouri Bancorp, Inc.	400	5,700
#	Southside Bancshares, Inc.	30,961	592,903
	Southwest Bancorp, Inc.	25,361	455,230
	Southwest Georgia Financial Corp.	1,020	18,258
	State Auto Financial Corp.	55,371	1,543,743
	State Bancorp, Inc.	32,561	476,042
	Sterling Bancorp	49,554	662,041
	Sterling Bancshares, Inc.	69,360	855,902
	Sterling Financial Corp.	56,233	1,008,258
	Stewart Information Services Corp.	32,600	882,482
* #	Stifel Financial Corp.	24,397	1,135,680
*	Stratus Properties, Inc.	5,165	162,181
	Suffolk Bancorp	24,742	763,538
*	Sun American Bancorp	12,160	57,882
*	Sun Bancorp, Inc.	57,145	962,893
* #	Superior Bancorp	56,454	338,159
	Susquehanna Bancshares, Inc.	82,623	1,643,377
*	Susser Holdings Corp.	10,500	247,590
*	SVB Financial Group	37,300	1,920,204
	SWS Group, Inc.	52,834	716,429
	Taylor Capital Group, Inc.	21,167	468,637

20

	Teche Holding Co.	400	15,880
*	Tejon Ranch Co.	14,743	569,817
#	Temecula Valley Bancorp, Inc.	23,071	258,395
* #	Tennessee Commerce Bancorp, Inc.	13,817	353,715
*	Texas Capital Bancshares, Inc.	70,505	1,486,245
	TF Financial Corp.	400	10,596
*	The Bancorp, Inc.	31,647	511,416
	The Phoenix Companies, Inc.	46,500	558,930
	The Wilber Corp.	1,000	9,020
* #	Thomas Weisel Partners Group, Inc.	1,400	19,236
	TIB Financial Corp.	1,000	8,920
	TierOne Corp.	23,431	548,285
	Timberland Bancorp, Inc.	8,686	134,633
#	Tompkins Financial Corp.	25,896	1,101,875
	Tower Group, Inc.	26,780	868,208
*	Tradestation Group, Inc.	88,870	1,060,219
* #	Triad Guaranty, Inc.	14,888	128,186
	Trico Bancshares	45,467	964,355
#	TrustCo Bank Corp. (NY)	66,163	703,313
	Trustmark Corp.	46,846	1,192,699
#	UCBH Holdings, Inc.	47,087	757,159
	UMB Financial Corp.	46,627	1,754,108
	Umpqua Holdings Corp.	45,764	738,631
*	Unico American Corp.	4,300	44,720
	Union Bankshares Corp.	37,409	774,740
	United Bankshares, Inc.	37,411	1,162,734
	United Community Banks, Inc.	41,029	777,910
	United Community Financial Corp.	41,500	235,305
	United Financial Bancorp, Inc.	39,586	426,341
	United Fire & Casualty Co.	34,320	1,057,742
*	United PanAm Financial Corp.	36,139	202,378
#	United Security Bancshares (CA)	8,200	127,510
	United Western Bancorp, Inc.	17,256	362,549
	Unity Bancorp, Inc.	3,433	31,343
*	Universal American Financial Corp.	77,100	1,838,064
*	Universal Insurance Holdings, Inc.	14,100	103,635
	Univest Corporation of Pennsylvania	31,404	668,905
	USB Holding Co., Inc.	33,163	699,076
#	Vineyard National Bancorp Co.	34,495	372,546
* #	Virginia Commerce Bancorp, Inc.	47,414	594,097
	Virginia Financial Group, Inc.	1,744	30,101
	Waddell & Reed Financial, Inc.	21,800	745,124
	Washington Banking Co.	7,528	136,784
	Washington Federal, Inc.	11,720	275,068
	Washington Savings Bank, F.S.B.	800	4,656
	Washington Trust Bancorp, Inc.	31,758	789,186
* #	Wauwatosa Holdings, Inc.	59,939	799,586
	Wesbanco, Inc.	34,766	833,689
	West Bancorporation	44,225	620,919
	West Coast Bancorp	36,532	729,179
#	Westamerica Bancorporation	513	24,116
* #	Western Alliance Bancorp	8,300	183,098
	Westwood Holdings Group, Inc.	4,685	177,093
	Whitney Holding Corp.	24,490	671,026
	Willow Financial Bancorp, Inc.	41,374	388,916

21

#	Wilshire Bancorp, Inc.	24,900	232,068
*	Wilshire Enterprises, Inc.	10,900	42,401
	Wintrust Financial Corp.	23,531	831,115
* #	World Acceptance Corp.	29,900	943,943
	WVS Financial Corp.	500	8,055
*	Yadkin Valley Financial Corp.	2,455	38,936
	Zenith National Insurance Corp.	58,470	2,457,494
* #	ZipRealty, Inc.	61,332	305,433
Total Financials			234,459,574

Health Care — (11.5%)
*	Abaxis, Inc.	31,090	1,031,255
* #	Abiomed, Inc.	63,609	817,376
* #	Acadia Pharmaceuticals, Inc.	80,686	914,979
*	Accelrys, Inc.	64,238	515,831
* #	Accentia Biopharmaceuticals, Inc.	25,965	61,797
* #	Acusphere, Inc.	46,931	37,545
*	Adolor Corp.	73,250	285,675
* #	Advanced Life Sciences Holdings, Inc.	32,500	67,600
* #	Advanced Medical Optics, Inc.	23,641	596,226
* #	ADVENTRX Pharmaceuticals, Inc.	199,000	105,271
*	Air Methods Corp.	27,600	1,453,140
* #	Akorn, Inc.	108,748	830,835
*	Albany Molecular Research, Inc.	84,143	1,111,529
* #	Alexion Pharmaceuticals, Inc.	20,795	1,512,212
*	Alexza Pharmaceuticals, Inc.	8,044	70,465
* #	Align Technology, Inc.	62,100	1,048,869
* #	Alkermes, Inc.	14,848	211,732
*	Alliance Imaging, Inc.	97,158	927,859
*	Allied Healthcare International, Inc.	101,955	250,809
*	Allied Healthcare Products, Inc.	1,200	7,500
*	Allion Healthcare, Inc.	38,527	225,768
* #	Allos Therapeutics, Inc.	99,070	684,574
* #	Allscripts Healthcare Solutions, Inc.	47,388	838,294
*	Almost Family, Inc.	600	11,532
* #	Alnylam Pharmaceuticals, Inc.	38,100	1,242,822
	Alpharma, Inc. Class A	45,700	959,700
*	Amag Pharmaceuticals, Inc.	13,100	754,953
*	Amedisys, Inc.	33,734	1,439,092
*	America Services Group, Inc.	26,335	212,260
*	American Dental Partners, Inc.	32,852	654,740
* #	American Medical Systems Holdings, Inc.	40,798	557,709
	American Shared Hospital Services	2,600	7,878
*	AMERIGROUP Corp.	72,200	2,481,514
*	AMICAS, Inc.	107,323	265,088
*	AMN Healthcare Services, Inc.	85,800	1,448,304
*	Amsurg Corp.	41,700	1,078,362
	Analogic Corp.	14,800	796,536
*	Anesiva, Inc.	64,025	325,247
*	AngioDynamics, Inc.	60,362	1,171,626
*	Anika Therapeutics, Inc.	28,796	405,160
* #	Antigenics, Inc.	108,735	232,693
*	Applera Corp. - Celera Group	102,402	1,548,318
*	Apria Healthcare Group, Inc.	42,600	923,142
* #	Arcadia Resources, Inc.	14,955	12,712

22

* #	Arena Pharmaceuticals, Inc.	163,746	1,432,778
*	Ariad Pharmaceuticals, Inc.	122,770	552,465
* #	Arqule, Inc.	109,952	713,588
*	Array BioPharma, Inc.	92,172	1,020,344
*	Arrhythmia Research Technology, Inc.	5,300	43,672
* #	Arthrocare Corp.	17,647	955,232
* #	Aspect Medical Systems, Inc.	40,441	600,953
* #	AtheroGenics, Inc.	765	428
*	AtriCure, Inc.	41,081	471,199
	Atrion Corp.	2,334	277,209
*	ATS Medical, Inc.	9,000	17,730
* #	Auxilium Pharmaceuticals, Inc.	11,000	308,550
*	Avalon Pharmaceuticals, Inc.	41,387	151,890
*	AVANIR Pharmaceuticals Class A	83,751	143,214
* #	AVI BioPharma, Inc.	124,002	288,925
*	Avigen, Inc.	70,091	292,980
*	Barrier Therapeutics, Inc.	70,512	294,740
*	Bentley Pharmaceuticals, Inc.	54,000	679,860
*	Bioanalytical Systems, Inc.	2,100	18,144
* #	BioCryst Pharmaceuticals, Inc.	75,437	479,025
*	Bio-Imaging Technologies, Inc.	29,483	280,383
* #	BioLase Technology, Inc.	46,653	136,693
*	BioMarin Pharmaceutical, Inc.	60,100	1,652,750
*	Bio-Rad Laboratories, Inc. Class A	10,658	1,075,499
*	Bio-Rad Laboratories, Inc. Class B	400	40,912
* #	Bio-Reference Laboratories, Inc.	27,668	926,048
*	BioSante Pharmaceuticals, Inc.	68,087	307,072
*	BioScrip, Inc.	94,397	829,750
*	BioSphere Medical, Inc.	43,680	254,654
*	Bovie Medical Corp.	36,682	235,865
*	Bradley Pharmaceuticals, Inc.	39,700	781,693
*	Bruker BioSciences Corp.	128,453	1,193,328
* #	BSD Medical Corp.	61,330	337,928
*	Caliper Life Sciences, Inc.	134,160	733,855
	Cambrex Corp.	64,200	496,908
*	Candela Corp.	61,455	381,021
*	Cantel Medical Corp.	46,497	822,532
*	Capital Senior Living Corp.	62,510	513,207
* #	Caraco Pharmaceutical Laboratories, Ltd.	53,858	794,944
*	Cardiac Science Corp.	56,758	478,470
*	Cardiotech International, Inc.	6,976	6,418
* #	CAS Medical Systems, Inc.	2,278	12,711
* #	Cell Genesys, Inc.	140,327	326,962
*	Centene Corp.	42,120	1,053,000
* #	Cepheid, Inc.	101,350	2,192,201
*	Cerus Corp.	80,216	619,268
*	Chad Therapeutics, Inc.	5,855	2,342
	Chemed Corp.	17,600	953,040
* #	Clinical Data, Inc.	40,170	990,191
*	Coley Pharmaceutical Group, Inc.	2,343	18,674
*	Collagenex Pharmaceuticals, Inc.	54,649	435,006
* #	Columbia Laboratories, Inc.	84,638	194,667
*	Combinatorx, Inc.	66,049	352,041
	Computer Programs & Systems, Inc.	29,987	667,810
* #	Conceptus, Inc.	35,412	711,427

23

*	Conmed Corp.	54,850	1,364,668
#	Cooper Companies, Inc.	15,400	662,662
*	Cortex Pharmaceuticals, Inc.	80,537	41,879
*	Corvel Corp.	25,350	589,388
*	Covance, Inc.	14,700	1,283,751
*	Critical Therapeutics, Inc.	94,270	171,571
*	Criticare Systems, Inc.	28,739	89,091
*	Cross Country Healthcare, Inc.	62,610	911,602
*	CryoCor, Inc.	35,067	136,060
*	CryoLife, Inc.	75,550	542,449
*	Cubist Pharmaceuticals, Inc.	21,230	450,925
*	CuraGen Corp.	1,364	1,446
*	Cutera, Inc.	25,341	383,663
*	CV Therapeutics, Inc.	74,584	650,372
* #	Cyberonics, Inc.	35,700	486,948
* #	Cyclacel Pharmaceuticals, Inc.	49,468	274,547
*	Cynosure, Inc. Class A	18,096	537,270
*	Cypress Bioscience, Inc.	90,900	1,108,980
* #	Cytogen Corp.	435	265
*	Cytomedix, Inc.	68,666	237,584
* #	Cytori Therapeutics, Inc.	58,088	320,065
	Datascope Corp.	35,096	1,284,163
*	Daxor Corp.	2,100	33,579
*	Del Global Technologies Corp.	1,046	3,086
* #	Dendreon Corp.	166,086	830,430
* #	DepoMed, Inc.	114,982	333,448
* #	Dexcom, Inc.	70,627	610,924
*	Dialysis Corporation of America	4,027	33,867
*	Digirad Corp.	50,837	181,996
*	Dionex Corp.	9,700	819,359
* #	Discovery Laboratories, Inc.	257,982	753,307
* #	Durect Corp.	175,583	1,018,381
*	DUSA Pharmaceuticals, Inc.	15,440	33,042
* #	Dyadic International, Inc.	11,200	53,726
*	Dyax Corp.	140,283	533,075
* #	Dynavax Technologies Corp.	88,651	405,135
* #	Eclipsys Corp.	9,600	222,720
* #	Elite Pharmaceuticals, Inc.	51,973	109,143
*	Emageon, Inc.	1,835	8,735
*	Emeritus Corp.	27,602	695,570
* #	Emisphere Technologies, Inc.	80,108	261,152
*	Encision, Inc.	19,177	40,272
* #	Encysive Pharmaceuticals, Inc.	25,797	17,284
*	Endo Pharmaceuticals Holdings, Inc.	2,900	79,489
*	Endologix, Inc.	113,477	299,579
*	Entremed, Inc.	5,500	7,975
*	Enzo Biochem, Inc.	69,390	760,514
* #	Enzon Pharmaceuticals, Inc.	43,800	414,348
* #	EPIX Pharmaceuticals, Inc.	79,413	252,533
*	eResearch Technology, Inc.	97,534	1,156,753
*	etrials Worldwide, Inc.	36,154	108,462
* #	ev3, Inc.	29,636	433,871
*	Exact Sciences Corp.	62,544	268,314
*	Exactech, Inc.	30,530	601,136
* #	Exelixis, Inc.	44,542	388,852

24

*	E-Z-EM, Inc.	17,224	356,537
*	Farville, Inc.	84,881	163,820
* #	Five Star Quality Care, Inc.	72,300	681,789
*	Gene Logic, Inc.	58,088	56,990
* #	Genitope Corp.	110,272	464,245
*	Genomic Health, Inc.	33,520	811,854
*	Gentiva Health Services, Inc.	79,226	1,430,822
* #	GenVec, Inc.	84,300	155,112
* #	Geron Corp.	177,610	1,149,137
*	Greatbatch, Inc.	59,700	1,228,626
* #	GTx, Inc.	30,165	433,471
* #	Haemonetics Corp.	28,300	1,641,683
* #	Halozyme Therapeutics, Inc.	36,600	310,368
*	Hanger Orthopedic Group, Inc.	34,011	355,755
*	Harvard Bioscience, Inc.	72,333	306,692
*	Health Grades, Inc.	50,737	275,502
*	HealthExtras, Inc.	24,650	654,951
*	Healthspring, Inc.	12,700	240,030
*	HealthStream, Inc.	53,579	169,845
*	HealthTronics, Inc.	88,214	374,027
* #	Healthways, Inc.	14,700	858,039
* #	Hemispherx Biopharma, Inc.	2,905	3,777
*	Henry Schein, Inc.	12,910	763,627
*	Hi-Tech Pharmacal Co., Inc.	27,575	276,853
*	HLTH Corp.	6,500	90,935
* #	HMS Holdings Corp.	52,227	1,621,648
* #	Hologic, Inc.	39,446	2,618,820
	Hooper Holmes, Inc.	160,363	261,392
*	Human Genome Sciences, Inc.	20,434	212,718
* #	Hythiam, Inc.	13,100	42,313
* #	ICU Medical, Inc.	27,268	1,012,188
* #	Idera Pharmaceuticals, Inc.	63,369	769,933
* #	IDM Pharma, Inc.	21,300	23,004
* #	I-Flow Corp.	53,744	895,912
* #	Illumina, Inc.	58,641	3,388,863
*	Immtech International, Inc.	35,512	217,689
*	Immucor, Inc.	64	2,123
*	ImmunoGen, Inc.	112,413	539,582
* #	Immunomedics, Inc.	185,445	419,106
*	Implant Sciences Corp.	15,642	21,899
*	Incyte Corp.	165,440	1,419,475
*	Indevus Pharmaceuticals, Inc.	170,127	1,274,251
* #	Infinity Pharmaceuticals, Inc.	38,100	365,379
*	Inovio Biomedical Corp.	57,603	54,147
*	Inspire Pharmaceuticals, Inc.	129,530	771,999
* #	Integra LifeSciences Holdings	23,953	992,852
*	IntegraMed America, Inc.	24,934	310,428
* #	Interleukin Genetics, Inc.	1,889	3,022
* #	InterMune, Inc.	23,609	383,410
* #	Interpharm Holdings, Inc.	47,100	29,673
* #	Introgen Therapeutics, Inc.	119,982	470,329
*	Intuitive Surgical, Inc.	274	89,784
	Invacare Corp.	37,300	969,800
*	Inventiv Health, Inc.	30,600	892,908
*	Inverness Medical Innovations, Inc.	27,121	1,591,460

25

*	Iridex Corp.	8,338	22,679
*	IRIS International, Inc.	42,562	770,372
* #	Isis Pharmaceuticals, Inc.	78,600	1,390,434
*	Isolagen, Inc.	91,400	260,490
* #	Ista Pharmaceuticals, Inc.	75,178	388,670
* #	I-Trax, Inc.	98,499	356,566
* #	Javelin Pharmaceuticals, Inc.	135,503	563,692
* #	Kendle International, Inc.	32,130	1,387,052
*	Kensey Nash Corp.	30,238	815,216
* #	Keryx Biopharmaceuticals, Inc.	88,800	816,960
	Kewaunee Scientific Corp.	400	7,796
*	Kindred Healthcare, Inc.	54,100	1,329,237
* #	Kosan Biosciences, Inc.	110,812	528,573
* #	K-V Pharmaceutical Co. Class A	37,300	1,051,860
*	K-V Pharmaceutical Co. Class B	4,835	136,347
* #	La Jolla Pharmaceutical Co.	63,924	237,158
	Landauer, Inc.	15,880	797,335
*	Langer, Inc.	28,465	71,163
*	Lannet Co., Inc.	51,363	184,907
	LCA-Vision, Inc.	20,950	340,647
*	Lexicon Pharmaceuticals, Inc.	68,200	236,654
*	LHC Group, Inc.	31,522	806,963
* #	Lifecell Corp.	23,000	932,650
*	Lifecore Biomedical, Inc.	38,300	469,558
	Ligand Pharmaceuticals, Inc. Class B	11,500	56,465
* #	Luminex Corp.	47,513	760,683
*	Magellan Health Services, Inc.	44,208	2,009,254
*	Magyar Bancorp, Inc.	1,200	12,900
* #	Mannkind Corp.	18,900	177,660
* #	Martek Biosciences Corp.	60,200	1,556,772
*	Matria Healthcare, Inc.	51,392	1,167,626
* #	Matrixx Initiatives, Inc.	27,331	442,489
*	Maxygen, Inc.	86,240	652,837
*	Medarex, Inc.	62,034	787,832
*	MedCath Corp.	58,338	1,482,952
* #	Medical Action Industries, Inc.	40,070	801,801
*	Medical Staffing Network Holdings, Inc.	57,014	347,785
	Medicis Pharmaceutical Corp. Class A	3,000	80,700
* #	Medivation, Inc.	15,688	213,357
*	MEDTOX Scientific, Inc.	25,174	457,915
* #	Memory Pharmaceuticals Corp.	166,788	93,401
*	Memry Corp.	52,963	76,796
#	Mentor Corp.	21,300	800,667
*	Merge Technologies, Inc.	71,719	93,952
	Meridian Bioscience, Inc.	42,654	1,315,876
*	Merit Medical Systems, Inc.	69,870	1,015,211
*	Metabasis Therapeutics, Inc.	77,397	221,355
*	Metropolitan Health Networks, Inc.	130,600	293,850
*	MGI Pharma, Inc.	41,700	1,443,237
* #	Micromet, Inc.	38,804	67,907
* #	Micrus Endovascular Corp.	15,585	285,361
* #	MiddleBrook Pharmaceuticals, Inc.	74,010	82,891
* #	Minrad International, Inc.	109,645	297,138
*	Molina Healthcare, Inc.	21,300	798,537
* #	Monogram Biosciences, Inc.	77,138	95,651

26

*	MTS Medication Technologies	14,792	184,160
*	MWI Veterinary Supply, Inc.	27,928	1,175,210
* #	Myriad Genetics, Inc.	34,900	1,682,180
* #	Nabi Biopharmaceuticals	90,338	298,115
* #	Nastech Pharmaceutical Co., Inc.	35,278	134,056
*	National Dentex Corp.	3,100	48,546
	National Healthcare Corp.	30,317	1,488,565
* #	National Medical Health Card Systems, Inc.	13,950	130,991
	National Research Corp.	4,702	127,659
*	Natus Medical, Inc.	49,369	832,855
*	Nektar Therapeutics	20,900	139,403
*	Neogen Corp.	34,947	926,445
* #	Neose Technologies, Inc.	84,572	135,315
* #	Neurocrine Biosciences, Inc.	106,550	1,387,281
*	Neurogen Corp.	106,040	349,932
* #	Neurometric, Inc.	4,075	34,067
*	Nighthawk Radiology Holdings, Inc.	900	19,026
* #	NMT Medical, Inc.	32,850	164,907
*	Northstar Neuroscience, Inc.	36,626	338,058
* #	Novacea, Inc.	15,885	45,272
* #	NovaMed, Inc.	67,333	314,445
*	Novavax, Inc.	125,794	457,890
*	Noven Pharmaceuticals, Inc.	41,060	649,980
* #	NPS Pharmaceuticals, Inc.	121,780	496,862
*	Nutraceutical International Corp.	26,484	292,119
*	NuVasive, Inc.	37,484	1,595,694
*	Nuvelo, Inc.	27,854	48,466
* #	NxStage Medical, Inc.	57,298	736,852
*	Odyssey Healthcare, Inc.	75,597	755,970
*	Omnicell, Inc.	53,642	1,414,540
*	Omrix Biopharmaceuticals, Inc.	1,700	56,763
* #	Onyx Pharmaceuticals, Inc.	19,100	1,041,714
*	OraSure Technologies, Inc.	113,572	1,076,663
*	Orchid Cellmark, Inc.	70,078	320,957
*	Orthologic Corp.	1,047	1,372
* #	Oscient Pharmaceuticals Corp.	29,762	42,560
*	Osteotech, Inc.	41,200	338,664
	Owens & Minor, Inc.	36,200	1,421,574
*	Oxigene, Inc.	67,681	186,800
* #	Pain Therapeutics, Inc.	95,384	1,000,578
*	Palatin Technologies, Inc.	25,900	6,522
* #	Palomar Medical Technologies, Inc.	20,300	356,062
*	Panacos Pharmaceuticals, Inc.	43,576	89,767
*	Par Pharmaceutical Companies, Inc.	45,500	875,420
*	Parexel International Corp.	39,700	1,756,725
*	PDI, Inc.	26,766	259,630
*	Penwest Pharmaceuticals Co.	24,208	147,427
	Perrigo Co.	98,412	3,040,931
*	Pharmacopia, Inc.	12,000	54,600
* #	Pharmacyclics, Inc.	51,600	105,780
*	Pharmanet Development Group, Inc.	44,837	1,771,062
* #	PharMerica Corp.	19,801	291,669
* #	Pharmion Corp.	50,400	3,217,536
*	PHC, Inc.	24,800	69,440
* #	Pipex Pharmaceuticals, Inc.	34,875	191,813

27

*	Possis Medical, Inc.	39,553	615,445
* #	Pozen, Inc.	34,700	361,921
* #	Progenics Pharmaceuticals, Inc.	30,152	584,949
*	Prospect Medical Holdings, Inc.	32,343	137,134
*	Providence Service Corp.	28,400	794,632
*	ProxyMed, Inc.	33,912	59,346
*	PSS World Medical, Inc.	60,600	1,162,308
	Psychemedics Corp.	13,695	216,381
* #	Psychiatric Solutions, Inc.	53,400	1,950,702
*	QuadraMed Corp.	119,875	250,539
*	Quidel Corp.	65,727	1,242,240
*	Quigley Corp.	11,537	58,262
*	Radiation Therapy Services, Inc.	33,084	1,031,890
* #	RadNet, Inc.	70,218	660,049
*	Regeneration Technologies, Inc.	69,333	615,677
*	Regeneron Pharmaceuticals, Inc.	30,000	653,400
*	RegeneRx Biopharmaceuticals, Inc.	43,852	63,147
*	RehabCare Group, Inc.	40,700	940,170
*	Renovis, Inc.	91,503	308,365
*	Repligen Corp.	79,200	378,576
* #	Repros Therapeutics, Inc.	43,945	431,979
*	Res-Care, Inc.	83,054	1,891,970
*	Retractable Technologies, Inc.	44,169	72,658
* #	Rigel Pharmaceuticals, Inc.	75,566	541,053
* #	Rochester Medical Corp.	10,604	135,201
*	Rockwell Medical Technologies, Inc.	5,359	40,353
* #	Salix Pharmaceuticals, Ltd.	114,820	1,304,355
* #	Sangamo BioSciences, Inc.	84,468	1,298,273
* #	Santarus, Inc.	39,700	100,838
*	Savient Pharmaceuticals, Inc.	110,000	1,546,600
*	SciClone Pharmaceuticals, Inc.	117,153	241,335
* #	Sciele Pharma, Inc.	48,300	1,078,056
* #	Seattle Genetics, Inc.	112,135	1,232,364
*	Senomyx, Inc.	33,350	233,450
* #	Sequenom, Inc.	100,258	930,394
*	SeraCare Life Sciences, Inc.	3,581	19,552
*	SGX Pharmaceuticals, Inc.	32,172	151,530
*	Sierra Health Services, Inc.	38,800	1,619,900
*	Somanetics Corp.	38,697	774,327
* #	Somaxon Pharmaceuticals, Inc.	41,953	243,747
*	Sonic Innovations, Inc.	65,451	545,207
* #	SonoSite, Inc.	42,960	1,427,131
* #	Sonus Pharmaceuticals, Inc.	3,313	1,888
	Span-American Medical System, Inc.	3,364	40,166
*	Spectranetics Corp.	65,435	992,649
*	Spectrum Pharmaceuticals, Inc.	34,342	112,298
*	SRI/Surgical Express, Inc.	3,745	15,804
* #	Staar Surgical Co.	34,500	97,290
* #	StemCells, Inc.	172,364	334,386
* #	Stereotaxis, Inc.	62,028	836,758
	Steris Corp.	72,000	2,013,120
*	Strategic Diagnostics, Inc.	48,091	256,806
*	Sun Healthcare Group, Inc.	95,609	1,586,153
*	Sunesis Pharmaceuticals, Inc.	26,787	56,788
*	SunLink Health Systems, Inc.	1,100	6,831

28

* #	Sunrise Senior Living, Inc.	60,000	1,883,400
* #	SuperGen, Inc.	125,965	532,832
* #	SurModics, Inc.	33,000	1,704,120
*	Symmetry Medical, Inc.	78,520	1,322,277
*	Synovis Life Technologies, Inc.	36,700	690,327
*	Targacept, Inc.	3,298	31,661
* #	Tercica, Inc.	124,671	827,815
*	The Medicines Co.	27,900	493,272
*	Theragenics Corp.	61,900	243,267
*	Third Wave Technologies, Inc.	113,797	918,342
*	Thoratec Corp.	66,058	1,294,076
*	Titan Pharmaceuticals, Inc.	106,930	188,197
*	Torreypines Therapeutics, Inc.	36,594	94,778
* #	Trimeris, Inc.	25,315	155,434
*	TriZetto Group, Inc.	46,000	709,780
*	Tutogen Medical, Inc.	1,600	18,432
*	U.S. Physical Therapy, Inc.	28,300	388,559
* #	United Therapeutics Corp.	17,562	1,757,605
*	Urologix, Inc.	23,809	31,190
* #	Uroplasty, Inc.	31,140	124,249
	Utah Medical Products, Inc.	6,356	191,951
#	Valeant Pharmaceuticals International	52,400	605,220
* #	Vanda Pharmaceuticals, Inc.	7,700	69,223
*	Varian, Inc.	32,895	2,304,295
*	Vascular Solutions, Inc.	37,525	251,042
* #	Ventana Medical Systems, Inc.	12,900	1,145,778
*	Vertex Pharmaceuticals, Inc.	16,400	416,396
*	Vical, Inc.	98,682	451,964
* #	ViroPharma, Inc.	76,396	682,980
*	Visicu, Inc.	59,091	495,183
*	VistaCare, Inc.	32,376	253,828
* #	Vital Images, Inc.	25,650	462,726
	Vital Signs, Inc.	31,991	1,692,644
* #	Vivus, Inc.	142,894	808,780
*	Vnus Medical Technologies	38,881	547,056
	West Pharmaceutical Services, Inc.	28,400	1,066,988
*	Wright Medical Group, Inc.	36,530	985,579
*	Xenoport, Inc.	23,200	1,220,088
	Young Innovations, Inc.	5,100	118,575
*	Zoll Medical Corp.	52,046	1,211,631
* #	Zymogenetics, Inc.	9,000	132,120
Total Health Care			246,749,455

Industrials — (14.3%)
* #	3-D Systems Corp.	39,705	697,617
*	A. T. Cross Co. Class A	14,050	125,748
	A.O. Smith Corp.	15,500	548,545
	AAON, Inc.	38,890	740,077
*	AAR Corp.	49,700	1,641,094
	ABM Industries, Inc.	54,139	1,104,436
*	ABX Air, Inc.	105,692	470,329
*	Acco Brands Corp.	42,000	701,820
*	Accuride Corp.	86,621	657,453
	Aceto Corp.	23,731	187,950
*	Active Power, Inc.	12,742	28,670

29

	Actuant Corp.	52,240	1,654,441
	Acuity Brands, Inc.	200	7,898
	Administaff, Inc.	27,000	882,360
*	Aerosonic Corp.	8,458	39,964
*	AGCO Corp.	58,869	4,058,429
*	AirNet Systems, Inc.	15,267	30,076
* #	Airtran Holdings, Inc.	87,800	745,422
	Alamo Group, Inc.	22,800	421,800
*	Alaska Air Group, Inc.	53,900	1,365,287
	Albany International Corp. Class A	26,164	1,011,762
*	Alliant Techsystems, Inc.	6,000	700,980
* #	Allied Defense Group, Inc.	10,801	63,186
* #	Amerco, Inc.	25,178	1,648,404
	American Ecology Corp.	40,597	902,877
	American Science & Engineering, Inc.	21,480	1,242,618
* #	American Superconductor Corp.	62,800	1,515,992
	American Woodmark Corp.	39,698	768,950
	Ameron International Corp.	18,360	1,942,121
	Ampco-Pittsburgh Corp.	25,639	903,006
*	AMR Corp.	43,400	919,212
#	Amrep Corp.	5,522	182,557
	Angelica Corp.	32,529	563,728
*	APAC Customer Services, Inc.	112,578	167,741
	Apogee Enterprises, Inc.	80,461	1,787,843
	Applied Industrial Technologies, Inc.	28,275	854,188
	Applied Signal Technologies, Inc.	29,900	381,823
*	Argon ST, Inc.	58,264	1,061,570
	Arkansas Best Corp.	32,100	731,880
*	Arotech Corp.	42,300	109,134
*	Astec Industries, Inc.	32,700	1,228,212
*	Astronics Corp.	11,175	588,811
* #	ASV, Inc.	66,818	779,098
*	Atlas Air Worldwide Holding, Inc.	24,000	1,263,600
*	Avalon Holding Corp. Class A	1,400	9,100
*	Axsys Technologies, Inc.	32,169	1,360,749
*	AZZ, Inc.	28,800	771,264
	Badger Meter, Inc.	24,736	964,704
*	Baker (Michael) Corp.	24,882	869,128
	Baldor Electric Co.	63,600	2,146,500
*	Baldwin Technology Co., Inc. Class A	39,388	193,001
	Barnes Group, Inc.	56,013	1,734,162
	Barrett Business Services, Inc.	31,635	518,181
*	BE Aerospace, Inc.	78,300	3,680,100
	Belden, Inc.	13,175	606,709
*	Blount International, Inc.	110,008	1,349,798
	BlueLinx Holdings, Inc.	72,100	295,610
	Bowne & Co., Inc.	20,864	376,804
	Brady Co. Class A	17,600	704,528
*	Breeze-Eastern Corp.	6,598	73,898
	Briggs & Stratton Corp.	52,200	1,190,160
*	BTU International, Inc.	25,195	375,406
#	C&D Technologies, Inc.	75,000	396,750
* #	Cano Petroleum, Inc.	75,500	563,985
	Cascade Corp.	19,700	1,188,501
*	Casella Waste Systems, Inc. Class A	57,912	866,943

30

*	CBIZ, Inc.	157,099	1,451,595
	CDI Corp.	50,200	1,338,834
*	CECO Environmental Corp.	35,084	406,624
*	Celadon Group, Inc.	57,405	447,759
* #	Cenveo, Inc.	56,700	1,165,752
*	Ceradyne, Inc.	23,275	1,150,716
	Champion Industries, Inc.	9,061	49,020
	Chase Corp.	8,832	168,515
	CIRCOR International, Inc.	41,670	1,808,061
	Clarcor, Inc.	44,700	1,591,767
*	Clean Harbors, Inc.	14,400	773,856
*	Columbus McKinnon Corp.	45,940	1,429,653
	Comfort Systems USA, Inc.	100,067	1,175,787
*	Commercial Vehicle Group, Inc.	43,464	579,375
*	Competitive Technologies, Inc.	19,097	40,868
*	COMSYS IT Partners, Inc.	48,575	648,476
*	Consolidated Graphics, Inc.	17,600	910,448
*	Cornell Companies, Inc.	25,000	588,000
*	Corrections Corp. of America	13,600	414,936
*	CoStar Group, Inc.	20,850	1,004,762
* #	Covanta Holding Corp.	7,500	202,425
*	Covenant Transport Group Class A	10,800	77,004
*	CPI Aerostructures, Inc.	14,266	124,400
*	CRA International, Inc.	32,199	1,489,526
	Crane Co.	22,300	1,002,162
	Cubic Corp.	53,684	2,119,444
	Curtiss-Wright Corp.	43,900	2,367,966
	Deluxe Corp.	46,700	1,475,253
	Diamond Management & Technology Consultants, Inc.	53,800	399,734
*	Distributed Energy Systems Corp.	38,804	13,155
* #	Document Securities Systems, Inc.	45,700	322,642
*	Dollar Thrifty Automotive Group, Inc.	29,500	765,230
*	Double Eagle Petroleum Co.	16,209	239,731
*	Ducommun, Inc.	23,596	867,389
*	DXP Enterprises, Inc.	2,600	120,510
*	Dynamex, Inc.	30,285	831,929
	Dynamic Materials Corp.	23,296	1,478,597
	Eagle Bulk Shipping, Inc.	55,300	1,581,580
	Eastern Co.	8,152	161,165
	Ecology & Environment, Inc. Class A	420	4,536
#	EDO Corp.	43,500	2,428,170
	Electro Rent Corp.	78,817	1,078,217
#	Encore Wire Corp.	57,070	975,897
* #	Energy Conversion Devices, Inc.	39,400	1,019,278
* #	Energy Focus, Inc.	27,741	185,865
*	EnerSys	66,499	1,547,432
* #	ENGlobal Corp.	73,886	798,708
	Ennis, Inc.	59,785	1,097,653
*	EnPro Industries, Inc.	40,000	1,224,000
	Equifax, Inc.	1	37
* #	ESCO Technologies, Inc.	20,000	739,600
	Espey Manufacturing & Electronics Corp.	300	5,910
*	Esterline Technologies Corp.	40,141	2,096,163
* #	Evergreen Solar, Inc.	62,160	818,647
*	Exponent, Inc.	38,200	1,063,870

31

* #	ExpressJet Holdings, Inc.	57,572	143,930
	Federal Signal Corp.	70,270	808,105
* #	First Advantage Corp.	10,296	187,387
*	First Consulting Group, Inc.	75,512	966,554
* #	Flanders Corp.	55,264	367,506
*	Flow International Corp.	59,354	468,897
	Flowserve Corp.	45,400	4,271,686
	Forward Air Corp.	16,125	521,966
#	Franklin Electric Co., Inc.	5,372	209,293
	Freightcar America, Inc.	25,334	860,596
* #	Frontier Airlines Holdings, Inc.	31,048	189,393
	Frozen Food Express Industries, Inc.	33,400	184,368
*	FTI Consulting, Inc.	54,350	3,097,950
* #	FuelCell Energy, Inc.	149,417	1,355,212
*	Furmanite Corp.	103,093	1,064,951
	G & K Services, Inc. Class A	28,054	1,140,956
*	Gardner Denver Machinery, Inc.	44,049	1,458,462
*	Gehl Co.	27,057	438,594
#	Gencorp, Inc.	140,500	1,700,050
*	General Cable Corp.	47,400	3,525,612
*	Genesee & Wyoming, Inc.	50,422	1,321,056
*	GeoEye, Inc.	41,339	1,311,273
*	GeoPetro Resources Co.	21,400	78,752
	Gorman-Rupp Co.	32,366	1,276,839
*	GP Strategies Corp.	43,986	394,115
*	Graftech International, Ltd.	119,300	1,917,151
	Graham Corp.	1,100	77,000
#	Greenbrier Companies, Inc.	37,879	840,156
*	Griffon Corp.	79,780	1,030,758
	Hardinge, Inc.	26,818	422,920
	Harsco Corp.	5,600	336,392
*	Hawaiian Holdings, Inc.	116,541	597,855
	Healthcare Services Group, Inc.	61,335	1,343,237
#	Heartland Express, Inc.	51,134	742,977
#	Heico Corp.	13,097	645,158
	Heico Corp. Class A	19,577	783,080
	Heidrick & Struggles International, Inc.	25,500	924,885
*	Henry Bros. Electronics, Inc.	12,707	63,535
*	Herley Industries, Inc.	17,600	248,688
*	Hexcel Corp.	45,500	1,158,885
*	Hill International, Inc.	61,554	677,094
#	Hi-Shear Technology Corp.	15,755	175,668
*	HQ Sustainable Maritime Industries, Inc.	15,865	160,237
*	Hub Group, Inc. Class A	51,200	1,335,296
*	Hudson Highland Group, Inc.	61,270	545,916
*	Hurco Companies, Inc.	19,386	800,060
*	Huttig Building Products, Inc.	52,822	201,780
*	ICT Group, Inc.	12,969	143,697
	IDEX Corp.	10,350	369,495
*	IHS, Inc.	35,400	2,482,956
*	II-VI, Inc.	47,000	1,576,380
	IKON Office Solutions, Inc.	173,300	2,188,779
*	Industrial Distribution Group, Inc.	14,703	164,968
*	Innotrac Corp.	1,100	3,795
* #	Innovative Solutions & Support, Inc.	41,440	589,691

32

* #	Insituform Technologies, Inc. Class A	48,542	630,561
	Insteel Industries, Inc.	49,878	567,113
* #	Integrated Electrical Services, Inc.	36,179	679,080
* #	InterDigital, Inc.	27,200	489,600
*	Interline Brands, Inc.	6,700	160,331
*	International Shipholding Corp.	1,900	48,754
*	Intersections, Inc.	42,100	416,369
* #	Ionatron, Inc.	145,480	503,361
	J.B. Hunt Transport Services, Inc.	24,167	635,350
* #	JetBlue Airways Corp.	163,100	1,141,700
	Joy Global, Inc.	13,450	780,100
*	Kadant, Inc.	21,892	644,938
	Kaman Corp. Class A	33,700	1,075,030
* #	Kansas City Southern	44,500	1,532,135
	Kaydon Corp.	24,500	1,239,945
	Kelly Services, Inc. Class A	26,800	510,540
* #	Kenexa Corp.	23,000	445,510
	Kennametal, Inc.	4,100	320,005
*	Key Technology, Inc.	15,407	535,393
*	Kforce, Inc.	100,080	1,085,868
*	Kirby Corp.	42,949	2,064,558
	Knight Transportation, Inc.	44,255	672,676
	Knoll, Inc.	25,300	442,244
*	Korn/Ferry International	47,000	809,810
*	K-Tron International, Inc.	5,033	573,762
	L.S. Starrett Co. Class A	700	13,188
*	LaBarge, Inc.	35,846	489,656
*	Labor Ready, Inc.	37,500	564,375
*	Ladish Co., Inc.	33,177	1,465,096
	Lawson Products, Inc.	8,795	297,535
*	Layne Christensen Co.	34,500	1,964,775
*	Learning Tree International, Inc.	47,140	1,194,528
*	LECG Corp.	61,391	973,661
	Lennox International, Inc.	22,582	764,175
*	LGL Group, Inc.	800	5,520
	Lincoln Electric Holdings, Inc.	16,210	1,130,972
#	Lindsay Corp.	25,764	1,363,431
*	LMI Aerospace, Inc.	34,127	832,699
	LSI Industries, Inc.	49,152	1,015,480
*	Lydall, Inc.	40,600	393,414
*	M&F Worldwide Corp.	36,700	1,885,279
*	Mac-Gray Corp.	23,300	279,600
*	Magnetek, Inc.	70,400	309,056
*	MAIR Holdings, Inc.	23,464	118,493
*	Marten Transport, Ltd.	60,156	659,310
	McGrath Rentcorp.	38,658	1,027,916
* #	Medialink Worldwide, Inc.	15,887	64,501
*	Merrimac Industries, Inc.	1,300	11,960
*	Mesa Air Group, Inc.	71,200	269,136
	Met-Pro Corp.	36,832	428,724
*	MFRI, Inc.	15,920	230,203
*	Microvision, Inc.	136,501	554,194
* #	Middleby Corp.	9,000	683,010
*	Midwest Air Group, Inc.	31,777	495,086
*	Milacron, Inc.	12,981	37,385

33

*	Miller Industries, Inc.	29,600	385,688
	Mine Safety Appliances Co.	18,400	901,784
*	Misonix, Inc.	15,145	71,939
*	Mobile Mini, Inc.	46,300	889,886
*	Modtech Holdings, Inc.	23,658	21,765
*	Monster Worldwide, Inc.	13,500	455,895
*	Moog, Inc. Class A	47,857	2,157,394
*	Moog, Inc. Class B	2,093	93,787
*	MTC Technologies, Inc.	35,286	576,926
	Mueller Industries, Inc.	38,355	1,159,472
	Mueller Water Products, Inc. Class B	58,992	590,510
	Multi-Color Corp.	17,096	408,594
	NACCO Industries, Inc. Class A	5,700	577,467
*	Nashua Corp.	1,700	19,907
*	National Technical Systems, Inc.	26,331	179,051
* #	Navigant Consulting, Inc.	67,700	878,746
* #	NCI Building Systems, Inc.	26,800	920,044
	Nordson Corp.	17,900	945,120
* #	North America Galvanizing & Coatings, Inc.	37,200	257,424
*	NuCo2, Inc.	36,097	995,555
* #	Odyssey Marine Exploration, Inc.	110,289	620,927
* #	Old Dominion Freight Line, Inc.	37,880	853,436
	Omega Flex, Inc.	25,458	363,286
*	On Assignment, Inc.	74,779	477,838
*	Orbital Sciences Corp.	75,335	1,812,560
*	P.A.M. Transportation Services, Inc.	25,663	385,202
*	Paragon Technologies, Inc.	6,154	48,924
*	Park-Ohio Holdings Corp.	27,690	651,823
*	Patrick Industries, Inc.	2,334	27,681
*	Patriot Transportation Holding, Inc.	3,613	339,225
*	Peerless Manufacturing Co.	5,534	206,031
*	Pemco Aviation Group, Inc.	600	1,776
*	Perini Corp.	36,900	1,962,711
* #	PGT, Inc.	1,100	6,072
*	PHH Corp.	65,000	1,440,400
*	Pike Electric Corp.	41,700	663,030
* #	Pinnacle Airlines Corp.	42,600	692,676
* #	Plug Power, Inc.	24,374	88,234
	Portec Rail Products, Inc.	24,669	259,518
*	Powell Industries, Inc.	29,099	1,188,694
* #	Power-One, Inc.	226,547	1,057,974
	Precision Castparts Corp.	15,366	2,264,026
	Preformed Line Products Co.	3,100	166,935
*	Protection One, Inc.	45,523	531,253
	Providence & Worcester Railroad Co.	1,600	29,376
*	Quality Distribution, Inc.	48,074	238,447
*	Quanta Services, Inc.	171,657	4,699,969
	Quipp, Inc.	2,092	9,937
	Quixote Corp.	22,650	417,440
	Raven Industries, Inc.	34,540	1,199,574
*	RCM Technologies, Inc.	30,751	176,511
	Regal-Beloit Corp.	34,500	1,624,260
*	Republic Airways Holdings, Inc.	78,632	1,578,931
#	Resources Connection, Inc.	42,452	875,360
	Robbins & Myers, Inc.	30,400	2,082,400

34

	Rollins, Inc.	49,450	1,455,808
*	Rush Enterprises, Inc. Class A	62,151	979,500
*	Rush Enterprises, Inc. Class B	9,350	148,104
*	Saia, Inc.	21,445	279,643
	Schawk, Inc.	63,166	907,695
*	School Specialty, Inc.	29,880	1,066,417
*	Sequa Corp. Class B	1,900	330,809
	Servidyne, Inc.	8,247	51,131
*	Servotronics, Inc.	932	11,557
*	Shaw Group, Inc.	62,700	3,976,434
*	SIFCO Industries, Inc.	8,114	158,629
#	Simpson Manufacturing Co., Inc.	41,500	1,104,315
	Skywest, Inc.	88,020	2,315,806
*	SL Industries, Inc.	13,900	305,800
* #	SmartPros, Ltd.	12,321	69,614
*	Sparton Corp.	4,083	21,599
*	Spherion Corp.	64,000	497,920
*	Spherix, Inc.	34,571	44,942
*	Spire Corp.	19,426	375,893
*	Standard Parking Corp.	17,176	796,451
	Standard Register Co.	53,486	645,576
	Standex International Corp.	36,616	698,633
*	Stericycle, Inc.	4,800	282,480
*	Sterling Construction Co., Inc.	24,075	578,282
	Sun Hydraulics, Inc.	34,000	987,700
*	Superior Essex, Inc.	54,598	1,324,547
	Supreme Industries, Inc.	4,810	28,042
	Sypris Solutions, Inc.	48,408	336,436
*	SYS Technologies	39,795	83,570
#	TAL International Group, Inc.	18,000	407,700
* #	Taser International, Inc.	69,500	973,695
*	Team, Inc.	20,600	615,528
*	TeamStaff, Inc.	5,854	4,039
	Tech/Ops Sevcon, Inc.	2,336	20,382
	Technology Research Corp.	13,595	49,486
	Tecumseh Products Co. Class A	29,154	692,991
*	Teledyne Technologies, Inc.	33,700	1,827,214
*	TeleTech Holdings, Inc.	73,285	1,517,732
	Tennant Co.	36,590	1,603,740
*	Terex Corp.	81,416	5,247,261
*	Tetra Tech, Inc.	40,650	842,268
*	The Advisory Board Co.	5,800	377,058
*	The Geo Group, Inc.	66,100	1,682,906
	The Manitowoc Co., Inc.	66,000	2,894,100
*	Thomas & Betts Corp.	22,900	1,244,844
	Thomas Group, Inc.	9,815	72,925
	Titan International, Inc.	29,700	815,562
	Todd Shipyards Corp.	4,755	100,473
*	Trailer Bridge, Inc.	11,093	118,362
*	TransDigm Group, Inc.	5,700	271,776
*	TRC Companies, Inc.	44,933	376,988
	Tredegar Industries, Inc.	33,800	488,748
* #	Trex Co., Inc.	36,300	250,107
#	Trinity Industries, Inc.	12,150	307,517
	Triumph Group, Inc.	17,600	1,430,176

35

*	TRM Corp.	26,476	19,063
*	Tufco Technologies, Inc.	1,800	12,690
* #	TurboChef Technologies, Inc.	36,566	543,736
	Twin Disc, Inc.	14,142	878,642
*	U.S. Home Systems, Inc.	14,192	84,726
#	UAP Holding Corp.	27,300	816,543
*	Ultralife Batteries, Inc.	45,262	568,491
*	United Rentals, Inc.	77,500	1,803,425
*	United Stationers, Inc.	40,966	2,075,338
	Universal Forest Products, Inc.	17,000	486,370
*	Universal Security Instruments, Inc.	7,333	61,891
*	Universal Truckload Services, Inc.	13,727	239,536
* #	UQM Technologies, Inc.	60,538	193,116
* #	URS Corp.	29,800	1,713,202
*	US Airways Group, Inc.	22,875	475,114
*	USA Truck, Inc.	2,300	33,350
	Valmont Industries, Inc.	24,400	1,915,156
*	Valpey Fisher Corp.	1,200	5,880
*	Veri-Tek International Corp.	21,378	135,750
*	Versar, Inc.	27,273	191,456
	Viad Corp.	23,800	738,038
	Vicor Corp.	72,327	1,044,402
*	Volt Information Sciences, Inc.	45,600	580,032
	VSE Corp.	9,296	479,767
#	Wabash National Corp.	78,500	542,435
	Wabtec Corp.	31,594	1,072,300
	Walter Industries, Inc.	35,000	1,214,150
*	Waste Connections, Inc.	27,050	861,002
	Waste Industries USA, Inc.	34,970	1,181,986
	Watsco, Inc. Class A	21,400	775,750
	Watsco, Inc. Class B	100	3,650
	Watson Wyatt & Co. Holdings	29,300	1,349,265
	Watts Water Technologies, Inc.	34,100	997,766
*	WCA Waste Corp.	48,746	371,932
	Werner Enterprises, Inc.	98,032	1,720,462
* #	WESCO International, Inc.	5,000	202,400
*	Westaff, Inc.	43,530	164,108
*	Willis Lease Finance Corp.	5,400	70,740
	Woodward Governor Co.	32,900	2,254,966
*	YRC Worldwide, Inc.	1,167	20,668
Total Industrials			306,477,998

Information Technology — (15.8%)
*	3Com Corp.	338,164	1,457,487
* #	Acacia Research-Acacia Technologies	53,425	492,579
* #	Access Integrated Technologies, Inc.	73,197	327,923
* #	ACI Worldwide, Inc.	26,900	614,127
*	Actel Corp.	38,200	418,672
*	ActivIdentity Corp.	110,183	448,445
*	Activision, Inc.	1	22
*	Actuate Corp.	128,698	974,244
	Acxiom Corp.	46,600	574,112
*	Adaptec, Inc.	289,017	968,207
*	ADC Telecommunications, Inc.	46,960	777,658
*	ADDvantage Technologies Group, Inc.	25,759	149,402

36

	Adtran, Inc.	34,500	748,305
*	Advanced Analogic Technologies, Inc.	111,502	1,200,877
*	Advanced Energy Industries, Inc.	72,200	1,047,622
* #	Advanced Photonix, Inc.	55,700	107,501
*	Advent Software, Inc.	23,367	1,186,109
*	Aehr Test Systems	19,124	111,875
*	Aetrium, Inc.	31,685	168,564
	Agilysys, Inc.	29,600	411,144
* #	Airspan Networks, Inc.	79,901	149,415
* ●	Allen Organ Co.	700	11,403
	American Software, Inc. Class A	55,989	402,561
*	AMIS Holdings, Inc.	115,900	888,953
* #	Amkor Technology, Inc.	113,200	932,768
*	Amtech Systems, Inc.	16,114	225,435
* #	Anadigics, Inc.	102,226	1,125,508
*	Analysts International Corp.	19,218	24,983
*	Anaren, Inc.	51,200	788,480
*	Andrew Corp.	210,917	3,092,043
* #	Anixter International, Inc.	31,518	2,032,911
*	Ansoft Corp.	42,368	1,229,096
*	Answerthink, Inc.	122,508	556,186
*	Ansys, Inc.	55,600	2,160,616
*	Applied Micro Circuits Corp.	280,437	703,897
*	Ariba, Inc.	150,275	1,783,764
* #	Arris Group, Inc.	117,900	1,229,697
*	Art Technology Group, Inc.	297,650	1,244,177
*	Ascendia Brands, Inc.	15,800	2,370
*	Aspen Technology, Inc.	60,000	1,017,600
	Astro-Med, Inc.	1,008	9,556
*	Asyst Technologies, Inc.	74,790	257,278
* #	Atheros Communications	44,800	1,321,152
*	Atlantic Tele-Network, Inc.	20,735	790,833
*	ATMI, Inc.	37,200	1,119,348
*	Authentidate Holding Corp.	2,708	2,061
*	Autobytel, Inc.	93,923	302,432
* #	Avanex Corp.	164,930	247,395
	Avici Systems, Inc.	33,991	252,553
* #	Avid Technology, Inc.	53,737	1,425,643
*	Aviza Technology, Inc.	31,600	66,360
*	Avocent Corp.	62,915	1,566,584
*	Aware, Inc.	58,965	290,697
*	Axcelis Technologies, Inc.	248,100	1,175,994
*	Axesstel, Inc.	10,806	2,918
*	AXT, Inc.	70,301	304,403
* #	Bankrate, Inc.	21,200	829,768
* #	BearingPoint, Inc.	128,000	467,200
	Bel Fuse, Inc. Class A	3,656	127,777
	Bel Fuse, Inc. Class B	26,525	793,628
* #	Bell Microproducts, Inc.	28,484	159,510
*	Benchmark Electronics, Inc.	107,580	1,931,061
	Black Box Corp.	22,369	823,179
* #	Blackboard, Inc.	13,972	544,908
*	Blue Coat Systems, Inc.	51,800	1,875,678
*	Bookham, Inc.	176,563	448,470
* #	Borland Software Corp.	181,978	587,789

37

*	Bottomline Technologies, Inc.	58,278	734,303
*	Brightpoint, Inc.	114,703	1,905,217
* #	BroadVision, Inc.	60,837	121,674
*	Brocade Communications Systems, Inc.	430,851	3,140,904
*	Brooks Automation, Inc.	93,021	1,249,272
*	BSQUARE Corp.	32,649	201,118
*	Cabot Microelectronics Corp.	27,966	1,045,928
*	CACI International, Inc. Class A	17,400	789,786
*	CalAmp Corp.	32,283	83,290
*	California Micro Devices Corp.	48,628	191,108
*	Callidus Software, Inc.	84,445	528,626
*	CallWave, Inc.	55,421	155,179
	CAM Commerce Solutions, Inc.	10,146	457,382
*	Captaris, Inc.	53,400	216,804
*	Carrier Access Corp.	61,885	140,479
*	Cascade Microtech, Inc.	28,656	269,366
	Cass Information Systems, Inc.	1,569	58,518
*	Catalyst Semiconductor, Inc.	38,985	203,112
*	Catapult Communications Corp.	39,964	289,739
* #	C-COR, Inc.	98,292	1,207,026
*	Centillium Communications, Inc.	57,800	79,764
*	CEVA, Inc.	55,197	565,217
* #	CheckFree Corp.	5,107	243,093
*	Checkpoint Systems, Inc.	44,900	1,066,824
*	Cherokee International Corp.	45,945	124,511
*	Chordiant Software, Inc.	65,086	652,813
*	Ciber, Inc.	72,351	493,434
* #	Ciena Corp.	20,314	893,410
*	Ciprico, Inc.	12,133	64,608
*	Cirrus Logic, Inc.	214,337	1,221,721
*	CMGI, Inc.	1,851	19,195
* #	CNET Networks, Inc.	64,600	489,668
	Cognex Corp.	37,115	752,321
*	Coherent, Inc.	47,220	1,358,519
	Cohu, Inc.	54,298	849,764
	Comarco, Inc.	4,529	23,506
* # ●	Commerce One, Inc.	1,966	—
*	CommScope, Inc.	64,900	2,628,450
	Communications Systems, Inc.	3,000	33,600
*	Computer Task Group, Inc.	16,084	83,637
*	Comtech Telecommunications Corp.	37,508	1,862,647
* #	Concur Technologies, Inc.	39,600	1,487,376
*	Concurrent Computer Corp.	25,367	23,845
* #	Conexant Systems, Inc.	152,169	168,908
* #	Convera Corp.	148,848	385,516
*	CPI International, Inc.	45,238	759,546
*	Credence Systems Corp.	253,190	519,040
* #	Cree, Inc.	38,800	955,644
*	CSG Systems International, Inc.	39,200	649,544
*	CSP, Inc.	1,770	12,390
	CTS Corp.	29,900	316,043
*	CVD Equipment Corp.	7,715	33,946
*	Cyberoptics Corp.	21,833	266,144
* #	Cybersource Corp.	160,195	2,340,449
* #	Cymer, Inc.	30,400	1,248,528

38

*	Cypress Semiconductor Corp.	58,200	1,933,404
#	Daktronics, Inc.	22,000	513,260
*	Datalink Corp.	18,900	80,514
	Dataram Corp.	22,442	76,303
* #	Delphax Technologies, Inc.	829	518
*	Digi International, Inc.	74,016	1,138,366
*	Digimarc Corp.	51,349	482,167
*	Digital Angel Corp.	65,277	61,360
*	Digital River, Inc.	28,558	1,104,338
*	Diodes, Inc.	26,175	770,069
*	Ditech Networks, Inc.	97,561	315,122
*	Dot Hill Systems Corp.	102,691	260,835
*	DSP Group, Inc.	70,750	957,248
*	DTS, Inc.	40,525	1,002,994
*	Dycom Industries, Inc.	52,934	1,489,563
*	Dynamics Research Corp.	25,262	276,619
*	EarthLink, Inc.	74,000	502,460
*	Ebix, Inc.	8,274	529,536
*	Echelon Corp.	76,496	1,284,368
* #	EDGAR Online, Inc.	61,626	184,262
*	Edgewater Technology, Inc.	27,493	180,079
*	EFJ, Inc.	45,300	132,729
*	Elecsys Corp.	700	3,885
*	Electro Scientific Industries, Inc.	70,905	1,435,826
*	Electroglas, Inc.	65,211	94,556
*	Electronics for Imaging, Inc.	72,300	1,658,562
* #	Elixir Gaming Technologies, Inc.	107,020	421,659
*	eLoyalty Corp.	21,596	279,884
* #	EMCORE Corp.	114,925	1,007,892
*	EMS Technologies, Inc.	46,720	1,360,019
*	Emulex Corp.	78,800	1,319,900
*	Endwave Corp.	25,791	202,201
*	Entegris, Inc.	163,574	1,416,551
*	Entertainment Distribution Co., Inc.	79,646	55,752
*	Entrust, Inc.	128,874	213,931
*	Epicor Software Corp.	112,171	1,213,690
*	EPIQ Systems, Inc.	72,896	1,269,848
* #	Equinix, Inc.	269	28,006
* #	eSpeed, Inc.	86,627	874,933
* #	Euronet Worldwide, Inc.	41,408	1,356,526
*	Evans & Sutherland Computer Corp.	4,097	5,490
*	Exar Corp.	38,414	353,025
*	Excel Technology, Inc.	32,347	872,399
*	Extreme Networks, Inc.	291,450	1,060,878
* #	F5 Networks, Inc.	28,358	749,218
	Fair Isaac Corp.	11,813	436,608
*	FalconStor Software, Inc.	86,390	1,046,183
*	Faro Technologies, Inc.	32,500	878,150
*	FEI Co.	51,400	1,280,374
* #	Finisar Corp.	226,000	384,200
*	Flir Systems, Inc.	41,900	2,879,787
* #	FormFactor, Inc.	15,800	599,452
*	Forrester Research, Inc.	58,054	1,519,854
*	FortuNet, Inc.	3,175	26,607
* #	Foundry Networks, Inc.	20,000	352,600

39

	Frequency Electronics, Inc.	23,633	223,805
*	FSI International, Inc.	56,644	101,959
*	Gartner Group, Inc.	24,400	460,916
*	Genesis Microchip, Inc.	60,429	304,562
*	Gerber Scientific, Inc.	64,900	616,550
	Gevity HR, Inc.	24,500	104,125
*	Globecomm Systems, Inc.	9,900	111,375
*	Goldleaf Financial Solutions, Inc.	46,265	80,964
*	Greenfield Online, Inc.	63,200	950,528
*	GSE Systems, Inc.	35,694	428,328
*	GTSI Corp.	19,287	186,698
*	Harmonic, Inc.	161,564	1,675,419
*	Harris Stratex Networks, Inc. Class A	27,609	475,427
*	Hauppauge Digital, Inc.	24,708	103,527
	Heartland Payment Systems, Inc.	3,200	103,296
	Henry Jack & Associates, Inc.	16,800	449,568
*	hi/fn, Inc.	32,894	193,088
*	Hittite Microwave Corp.	200	8,638
*	Hutchinson Technology, Inc.	64,200	1,689,102
*	Hypercom Corp.	136,797	731,864
* #	I.D. Systems, Inc.	32,930	432,700
* #	i2 Technologies, Inc.	43,500	703,830
	iBasis, Inc.	80,914	428,035
*	iGATE Capital Corp.	132,109	1,117,642
*	Ikanos Communications	59,738	354,246
* #	ImageWare Systems, Inc.	32,200	52,164
*	I-many, Inc.	121,937	396,295
	Imation Corp.	26,700	535,869
#	Imergent, Inc.	44,710	552,616
* #	Immersion Corp.	64,082	841,397
*	InFocus Corp.	60,516	105,298
*	Informatica Corp.	46,300	794,045
	InfoSpace, Inc.	76,169	1,356,570
	infoUSA, Inc.	129,522	1,117,775
*	Innodata Isogen, Inc.	57,527	284,759
*	Innovex, Inc.	25,403	14,734
*	Insight Enterprises, Inc.	74,100	1,467,921
#	Integral Systems, Inc.	28,600	712,998
*	Integrated Silicon Solution, Inc.	81,593	531,986
* #	Intelli-Check, Inc.	30,955	108,343
*	Intelligent Systems Corp.	10,570	34,881
*	Interactive Intelligence, Inc.	34,782	907,115
* #	Intermec, Inc.	55,900	1,200,173
* #	Internap Network Services Corp.	49,300	490,535
*	Internet Capital Group, Inc.	79,500	888,015
*	Interphase Corp.	18,968	184,748
	Intersil Corp.	6,688	166,799
*	Intervoice, Inc.	96,800	946,704
*	Interwoven, Inc.	103,362	1,269,285
*	Intest Corp.	21,735	50,208
*	Intevac, Inc.	37,284	585,359
*	IntriCon Corp.	17,118	236,228
*	Iomega Corp.	132,889	474,414
* #	iPass, Inc.	166,089	725,809
* #	iPCS, Inc.	27,309	944,891

40

*	Iteris, Inc.	80,255	269,657
* #	Itron, Inc.	23,700	1,837,935
*	Ixia	165,253	1,707,063
*	IXYS Corp.	79,021	610,832
*	j2 Global Communications, Inc.	28,700	697,984
*	JDA Software Group, Inc.	72,512	1,518,401
*	Jupitermedia Corp.	73,101	313,603
	Keithley Instruments, Inc.	36,294	344,793
*	Kemet Corp.	83,800	519,560
*	Key Tronic Corp.	28,993	120,321
*	Keynote Systems, Inc.	15,350	211,216
*	Kintera, Inc.	72,593	116,875
*	Kopin Corp.	164,403	591,851
*	Kratos Defense & Security Solutions, Inc.	148,296	332,183
*	Kulicke & Soffa Industries, Inc.	40,822	289,020
*	KVH Industries, Inc.	31,800	276,342
* #	L-1 Identity Solutions, Inc.	98,487	1,829,888
* #	LaserCard Corp.	17,834	177,270
*	Lattice Semiconductor Corp.	272,330	915,029
* #	Lawson Software, Inc.	238,500	2,318,220
*	Leadis Technolgies, Inc.	2,300	6,394
* #	LeCroy Corp.	17,500	152,075
*	Lionbridge Technologies, Inc.	78,213	237,768
*	Littlefuse, Inc.	22,000	733,700
*	LogicVision, Inc.	6,241	5,617
*	Logility, Inc.	16,469	199,275
*	LoJack Corp.	46,766	818,873
*	LookSmart, Ltd.	61,358	177,938
*	Loral Space & Communications, Inc.	37,400	1,280,576
*	LTX Corp.	139,829	335,590
* #	Lumera Corp.	39,100	135,286
*	Luna Innovations, Inc.	19,245	175,707
* #	Macrovision Corp.	55,300	1,378,076
*	Magma Design Automation, Inc.	63,988	854,880
*	Management Network Group, Inc.	82,818	197,935
*	Manatron, Inc.	8,838	79,100
*	Manhattan Associates, Inc.	45,400	1,231,702
*	ManTech International Corp. Class A	14,400	557,136
#	Marchex, Inc. Class B	74,287	914,473
*	Mastec, Inc.	125,608	1,269,897
*	Mattson Technology, Inc.	139,362	1,148,343
#	Maximus, Inc.	27,400	1,068,600
* #	Maxwell Technologies, Inc.	50,610	422,087
* #	Mentor Graphics Corp.	95,500	1,039,995
*	Mercury Computer Systems, Inc.	50,058	733,850
*	Merix Corp.	51,878	304,005
	Mesa Laboratories, Inc.	5,372	133,763
	Methode Electronics, Inc.	90,500	1,090,525
	Micrel, Inc.	69,450	619,494
*	Micros Systems, Inc.	5,603	404,200
*	Microsemi Corp.	48,630	1,112,654
*	MicroStrategy, Inc.	5,000	504,250
*	Microtune, Inc.	163,474	850,065
* #	Midway Games, Inc.	43,100	104,733
* #	Mindspeed Technologies, Inc.	271,157	379,620

41

* #	MIPS Technologies, Inc.	107,495	610,572
*	MIVA, Inc.	99,016	285,166
*	MKS Instruments, Inc.	75,181	1,366,039
* #	Mobility Electronics, Inc.	91,134	158,573
	Mocon, Inc.	9,887	102,528
*	Moldflow Corp.	35,864	572,031
*	Monolithic Power Systems	61,670	1,176,664
* #	MoSys, Inc.	93,607	546,665
*	MPS Group, Inc.	141,900	1,575,090
*	MRV Communications, Inc.	281,434	630,412
*	MSC. Software Corp.	101,256	1,337,592
	MTS Systems Corp.	21,100	864,889
* #	Multi-Fineline Electronix, Inc.	66,087	1,207,409
*	Nanometrics, Inc.	51,242	512,420
*	Napco Security Systems, Inc.	66,110	331,872
* #	Napster, Inc.	600	1,668
*	NCI, Inc.	16,122	291,808
* #	NeoMagic Corp.	23,697	73,935
* #	NETGEAR, Inc.	41,000	1,389,490
* #	Netlogic Microsystems, Inc.	11,589	338,978
*	NetManage, Inc.	24,063	89,996
*	NetScout Systems, Inc.	92,067	1,118,614
*	Network Engines, Inc.	61,330	100,581
*	Network Equipment Technologies, Inc.	63,861	794,431
* #	Newport Corp.	68,678	910,670
*	Nextest Systems Corp.	4,900	65,072
	NIC, Inc.	123,029	959,626
* #	NMS Communications Corp.	800	1,240
*	Novatel Wireless, Inc.	64,636	1,004,443
*	Nu Horizons Electronics Corp.	33,920	228,960
* #	Nuance Communications, Inc.	185,977	3,753,016
*	NumereX Corp. Class A	4,723	38,067
* #	NYFIX, Inc.	7,324	32,592
	O.I. Corp.	1,000	12,690
* #	Oculus Innovative Sciences, Inc.	13,138	65,690
* #	OmniVision Technologies, Inc.	41,400	770,868
* #	ON Semiconductor Corp.	74,400	683,736
* #	On2 Technologies, Inc.	274,900	206,175
*	Online Resources Corp.	69,024	648,826
*	Onvia, Inc.	21,951	192,071
	Openwave Systems, Inc.	87,100	239,525
*	Oplink Communications, Inc.	36,400	587,860
*	OPNET Technologies, Inc.	52,733	483,562
*	Optical Cable Corp.	7,940	31,839
*	Orthovita, Inc.	43,508	153,148
*	OSI Systems, Inc.	38,945	965,447
*	Overland Storage, Inc.	10,083	15,125
*	OYO Geospace Corp.	12,731	1,332,936
*	Packeteer, Inc.	70,833	478,831
*	Palm, Inc.	115,700	806,429
*	PAR Technology Corp.	33,830	247,636
	Park Electrochemical Corp.	46,800	1,378,260
* #	Parkervision, Inc.	60,652	596,209
*	PC Connection, Inc.	74,552	953,520
*	PC-Tel, Inc.	55,500	415,695

42

*	PDF Solutions, Inc.	63,133	500,645
	Pegasystems, Inc.	83,860	1,038,187
*	Perceptron, Inc.	14,005	158,817
*	Perficient, Inc.	54,222	909,303
*	Performance Technologies, Inc.	29,484	143,292
*	Pericom Semiconductor Corp.	53,706	889,908
*	Pervasive Software, Inc.	52,635	236,331
*	Phoenix Technologies, Ltd.	69,361	943,310
*	Photon Dynamics, Inc.	37,200	334,800
*	Photronics, Inc.	102,270	1,052,358
*	Pinnacle Data Systems, Inc.	200	570
*	Planar Systems, Inc.	41,339	234,806
*	PlanetOut, Inc.	729	4,906
	Plantronics, Inc.	42,400	1,138,440
*	PLATO Learning, Inc.	22,734	92,755
*	Plexus Corp.	59,400	1,767,744
*	PLX Technology, Inc.	71,320	701,789
*	PMC-Sierra, Inc.	205,743	1,444,316
* #	Powerwave Technologies, Inc.	164,079	679,287
* #	Presstek, Inc.	84,045	501,749
* ●	Price Communications Liquidation Trust	68,586	9,367
	Printronix, Inc.	16,212	251,610
*	Progress Software Corp.	40,200	1,271,526
	QAD, Inc.	88,661	754,505
	Quality Systems, Inc.	14,800	437,932
*	Qualstar Corp.	700	2,240
*	Quantum Corp.	478,793	1,517,774
*	Quest Software, Inc.	136,177	2,201,982
*	QuickLogic Corp.	63,949	227,658
* #	Rackable Systems, Inc.	74,360	791,934
*	Radiant Systems, Inc.	69,991	1,117,756
*	RadiSys Corp.	27,811	432,183
*	Radyne Corp.	9,200	84,456
*	RAE Systems, Inc.	156,714	407,456
* #	Rambus, Inc.	6,200	120,218
*	Ramtron International Corp.	62,559	265,250
*	RealNetworks, Inc.	174,000	1,073,580
	Relm Wireless Corp.	36,046	119,312
	Renaissance Learning, Inc.	54,096	704,330
* #	RF Micro Devices, Inc.	391,396	2,262,269
*	RF Monolithics, Inc.	21,464	122,774
	Richardson Electronics, Ltd.	32,201	209,629
* #	RightNow Technologies, Inc.	30,106	546,424
*	Rimage Corp.	26,100	650,673
*	Rofin-Sinar Technologies, Inc.	19,455	1,771,183
*	Rogers Corp.	23,300	1,026,598
*	Rudolph Technologies, Inc.	70,818	846,275
*	S1 Corp.	132,726	984,827
*	Saba Software, Inc.	74,653	369,532
* #	Safeguard Scientifics, Inc.	324,400	639,068
* #	Sapient Corp.	176,600	1,278,584
*	ScanSource, Inc.	30,518	1,076,675
*	Scientific Learning Corp.	40,899	239,668
*	SCM Microsystems, Inc.	35,304	123,917
*	Seachange International, Inc.	65,321	492,520

43

*	Secure Computing Corp.	173,880	1,577,092
*	Selectica, Inc.	21,241	35,260
* #	Semitool, Inc.	73,390	678,124
*	Semtech Corp.	83,403	1,272,730
*	SI International, Inc.	35,079	910,651
* #	Sigma Designs, Inc.	39,800	2,587,796
*	Sigmatel, Inc.	65,258	127,906
*	Silicon Image, Inc.	43,500	204,450
*	Silicon Laboratories, Inc.	6,042	224,400
*	Silicon Storage Technology, Inc.	243,400	691,256
* #	Simulations Plus, Inc.	13,000	62,400
*	Skyworks Solutions, Inc.	296,472	2,691,966
*	SM&A	44,907	290,548
* #	Smith Micro Software, Inc.	40,325	323,003
*	SoftBrands, Inc.	108,895	205,812
* #	Sonic Foundry, Inc.	44,200	70,278
* #	Sonic Solutions, Inc.	56,600	562,038
*	SonicWALL, Inc.	155,548	1,574,146
* #	Sonus Networks, Inc.	127,800	840,924
*	Sourcefire, Inc.	14,300	115,973
* #	SourceForge, Inc.	107,822	249,069
*	Spectrum Control, Inc.	43,759	650,259
*	SPSS, Inc.	36,770	1,328,868
* #	SRA International, Inc.	27,933	763,688
* #	SRS Labs, Inc.	44,400	272,172
*	Staktek Holdings, Inc.	113,762	292,368
*	Standard Microsystems Corp.	62,700	2,211,429
	StarTek, Inc.	35,388	345,741
* #	STEC, Inc.	134,286	1,251,546
* #	Stratasys, Inc.	46,200	1,154,538
*	SumTotal Systems, Inc.	63,606	306,581
* #	Sunair Electronics, Inc.	400	996
* #	Supertex, Inc.	32,862	1,115,665
*	SupportSoft, Inc.	137,989	598,872
*	Sycamore Networks, Inc.	384,493	1,480,298
*	Sykes Enterprises, Inc.	98,915	1,825,971
*	Symmetricom, Inc.	132,121	569,442
* #	Synaptics, Inc.	43,400	2,410,436
*	SYNNEX Corp.	76,700	1,584,622
*	Synplicity, Inc.	67,731	385,389
#	Syntel, Inc.	30,768	1,108,571
* #	Take-Two Interactive Software, Inc.	56,350	844,123
	Technitrol, Inc.	44,100	1,180,557
*	Technology Solutions Co.	6,131	20,539
*	TechTeam Global, Inc.	29,572	375,564
*	Tekelec	45,700	562,110
*	TeleCommunication Systems, Inc.	111,025	377,485
* #	Telkonet, Inc.	7,800	9,984
*	Telular Corp.	46,392	310,826
* #	Terremark Worldwide, Inc.	96,982	544,069
*	Tessco Technologies, Inc.	6,331	103,385
*	Tessera Technologies, Inc.	13,300	513,646
* #	The Knot, Inc.	63,193	834,148
	TheStreet.com, Inc.	65,100	800,730
*	Think Partnership, Inc.	132,300	179,928

44

*	ThinkEngine Networks, Inc.	800	192
* #	THQ, Inc.	24,375	595,969
*	TIBCO Software, Inc.	234,730	1,837,936
*	Tier Technologies, Inc. Class B	30,501	276,949
	TNS, Inc.	25,700	404,004
*	Tollgrade Communications, Inc.	35,887	284,943
*	Track Data Corp.	19,230	43,268
*	Transact Technologies, Inc.	26,413	137,348
*	Transcat, Inc.	239	1,695
*	Travelzoo, Inc.	13,300	203,091
* #	Trident Microsystems, Inc.	54,900	344,772
*	Trimble Navigation, Ltd.	10,544	390,866
	Trio-Tech International	3,100	30,504
*	Triquint Semiconductor, Inc.	334,295	1,982,369
	TSR, Inc.	684	2,804
*	TTM Technologies, Inc.	122,594	1,482,161
*	Tumbleweed Communications Corp.	115,858	151,774
*	Tyler Technologies, Inc.	82,600	1,243,956
*	Ultimate Software Group, Inc.	39,518	1,291,053
*	Ultra Clean Holdings, Inc.	48,970	703,699
*	Ultratech, Inc.	60,594	725,916
*	Unica Corp.	32,474	292,266
	United Online, Inc.	64,641	972,201
* #	Universal Display Corp.	68,608	1,136,148
* #	UTStarcom, Inc.	86,200	249,980
*	ValueClick, Inc.	91,758	2,169,159
*	Varian Semiconductor Equipment Associates, Inc.	63,000	2,615,130
* #	Veeco Instruments, Inc.	86,975	1,459,441
*	Viasat, Inc.	31,200	1,040,520
*	Vicon Industries, Inc.	14,220	135,517
*	Video Display Corp.	27,175	217,944
*	Vignette Corp.	58,900	905,882
*	Virage Logic Corp.	54,213	453,763
*	Vishay Intertechnology, Inc.	52,494	655,650
*	Visual Sciences, Inc.	49,400	781,508
*	Vocus, Inc.	34,228	1,074,759
* #	Vyyo, Inc.	53,674	247,437
	Wayside Technology Group, Inc.	7,423	79,426
* #	Websense, Inc.	25,100	410,134
*	Website Pros, Inc.	72,659	818,140
*	Westell Technologies, Inc.	125,252	190,383
*	Western Digital Corp.	52,900	1,461,627
*	White Electronics Designs Corp.	54,763	252,457
*	Wind River Systems, Inc.	72,687	742,134
*	Winland Electronics, Inc.	500	1,105
*	Wireless Telecom Group, Inc.	60,844	112,561
*	Wireless Xcessories Group, Inc.	10,299	17,199
*	WJ Communications, Inc.	30,520	26,858
*	WPCS International, Inc.	8,085	82,386
*	Wright Express Corp.	3,800	144,210
*	X-Rite, Inc.	69,590	865,004
*	Zhone Technologies, Inc.	46,875	58,594
*	ZILOG, Inc.	40,982	129,093
* #	Zix Corp.	156,553	610,557
*	Zones, Inc.	5,158	49,723
*	Zoran Corp.	63,433	1,384,108
*	Zygo Corp.	47,092	531,669
Total Information Technology			337,840,771

45

Materials — (5.3%)
	A. Schulman, Inc.	30,700	661,892
	A.M. Castle & Co.	63,400	1,591,340
*	AEP Industries, Inc.	20,000	684,200
	Airgas, Inc.	15,800	781,784
*	AK Steel Holding Corp.	112,800	5,027,496
	Albemarle Corp.	14,000	617,960
	AMCOL International Corp.	31,600	1,200,168
*	American Pacific Corp.	7,227	106,237
	American Vanguard Corp.	55,194	902,422
*	Amerigon, Inc.	17,500	319,900
	Aptargroup, Inc.	27,200	1,148,112
	Arch Chemicals, Inc.	25,540	1,050,971
* #	Arrowhead Research Corp.	57,432	234,323
*	Atlantis Plastics, Inc.	1,600	1,344
	Balchem Corp.	27,832	595,048
* #	Basin Water, Inc.	62,499	438,118
*	Brush Engineered Materials, Inc.	39,100	1,748,943
*	Buckeye Technologies, Inc.	96,500	1,378,020
#	Calgon Carbon Corp.	91,140	1,326,998
*	Caraustar Industries, Inc.	49,872	205,971
	Carpenter Technology Corp.	22,400	1,690,080
*	Century Aluminum Co.	25,000	1,433,500
	CF Industries Holdings, Inc.	18,500	1,683,130
	Chemtura Corp.	27,856	208,920
	Cleveland-Cliffs, Inc.	42,000	3,788,400
* #	Coeur d’Alene Mines Corp.	234,200	976,614
	Commercial Metals Co.	81,200	2,509,892
	Compass Minerals International, Inc.	24,860	912,859
* #	Constar International, Inc.	24,989	71,718
*	Continental Materials Corp.	1,000	27,150
*	Core Molding Technologies, Inc.	24,700	174,629
*	Crown Holdings, Inc.	14,500	372,070
	Cytec Industries, Inc.	1,200	73,608
	Deltic Timber Corp.	26,860	1,293,309
	Eagle Materials, Inc.	38,446	1,499,010
	Empire Resources, Inc.	24,200	95,348
	Ferro Corp.	54,900	1,163,331
*	Flight Safety Technologies, Inc.	8,000	14,720
* #	Flotek Industries, Inc.	35,654	1,314,206
	Friedman Industries, Inc.	21,732	157,557
* #	General Moly, Inc.	145,602	1,552,117
#	Georgia Gulf Corp.	51,100	380,184
	Gibraltar Industries, Inc.	76,771	1,073,259
	Glatfelter Co.	37,200	559,116
*	Graphic Packaging Corp.	266,984	1,094,634
	Greif, Inc. Class A	16,600	980,562
*	H&E Equipment Services, Inc.	3,600	62,172
	H.B. Fuller Co.	66,700	1,686,843
	Hawkins, Inc.	15,393	227,816
* #	Headwaters, Inc.	46,542	558,504

46

*	Hecla Mining Co.	103,300	1,211,709
	Hercules, Inc.	100	1,941
*	ICO, Inc.	79,000	857,150
	Innophos Holdings, Inc.	5,900	84,429
*	Ion Geophysical Corp.	109,300	1,686,499
#	Kaiser Aluminum Corp.	16,728	1,190,030
	KMG Chemicals, Inc.	24,935	387,989
#	Koppers Holdings, Inc.	15,500	595,820
	Kronos Worldwide, Inc.	46,216	768,110
*	Landec Corp.	67,194	882,929
	Louisiana-Pacific Corp.	135,600	2,085,528
* #	LSB Industries, Inc.	39,124	887,332
*	Material Sciences Corp.	34,200	282,834
*	Maxxam, Inc.	4,100	113,160
	Metal Management, Inc.	22,300	1,026,246
*	Metalico, Inc.	35,300	356,530
	Minerals Technologies, Inc.	24,300	1,625,670
* #	Mines Management, Inc.	300	1,062
*	Mod-Pac Corp.	5,848	47,954
	Myers Industries, Inc.	45,170	901,593
* #	Nanophase Technologies Corp.	50,960	182,946
	Neenah Paper, Inc.	21,600	651,888
	Nevada Chemicals, Inc.	11,200	102,592
	NewMarket Corp.	28,300	1,518,578
	NL Industries, Inc.	110,744	1,117,407
	NN, Inc.	17,800	157,886
*	Northern Technologies International Corp.	4,026	45,293
*	Northwest Pipe Co.	22,100	735,267
	Olin Corp.	78,092	1,635,246
	Olympic Steel, Inc.	16,455	430,134
*	OM Group, Inc.	40,400	2,274,116
*	OMNOVA Solutions, Inc.	104,600	538,690
*	Owens-Illinois, Inc.	72,000	3,232,080
	Penford Corp.	22,948	555,342
* #	Peoplesupport, Inc.	55,351	777,682
*	PolyOne Corp.	235,310	1,475,394
	Quaker Chemical Corp.	24,133	525,617
	Quanex Corp.	50,725	2,538,279
*	Ready Mix, Inc.	10,353	86,965
	Reliance Steel & Aluminum Co.	32,200	1,661,198
*	Rock of Ages Corp.	626	3,487
	Rock-Tenn Co. Class A	38,900	1,026,182
* #	Rockwood Holdings, Inc.	95,500	3,216,440
*	Rosetta Resources, Inc.	8,624	157,819
#	Royal Gold, Inc.	15,684	450,444
*	RTI International Metals, Inc.	27,200	1,997,568
	Schnitzer Steel Industries, Inc. Class A	19,050	1,189,101
	Schweitzer-Maudoit International, Inc.	43,727	1,167,511
	Sensient Technologies Corp.	43,100	1,192,577
	Silgan Holdings, Inc.	26,800	1,437,284
*	Solitario Resources Corp.	18,050	94,763
	Spartech Corp.	29,900	408,434
	Steel Dynamics, Inc.	72,440	3,644,456
	Stepan Co.	24,299	742,091
*	Stillwater Mining Co.	62,300	604,310

47

#	Synalloy Corp.	3,139	54,524
*	Terra Industries, Inc.	164,000	6,195,920
	Texas Industries, Inc.	14,800	1,026,824
	Tronox, Inc. Class A	15,800	130,350
*	U.S. Concrete, Inc.	92,718	348,620
*	U.S. Gold Corp.	174,224	597,588
*	United States Lime & Minerals, Inc.	16,189	497,974
*	Universal Stainless & Alloy Products, Inc.	20,900	644,556
	Valhi, Inc.	4,600	84,272
	Vulcan Materials Co.	3,611	320,657
*	W.R. Grace & Co.	8,700	234,987
	Wausau Paper Corp.	63,600	599,748
	Wellman, Inc.	41,760	43,848
	Westlake Chemical Corp.	29,700	587,169
	Worthington Industries, Inc.	65,770	1,393,666
*	Zep, Inc.	100	1,313
* #	Zoltek Companies, Inc.	29,100	1,240,242
Total Materials			114,228,345

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	8,100	243
* ●	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			555

Telecommunication Services — (0.8%)
	Alaska Communications Systems Group, Inc.	88,250	1,323,750
*	Arbinet-thexchange, Inc.	70,258	418,035
*	Cbeyond, Inc.	1,200	49,644
*	Centennial Communications Corp.	99,237	883,209
*	Cincinnati Bell, Inc.	114,181	543,502
* #	Cogent Communications Group, Inc.	94,000	1,953,320
	Consolidated Communications Holdings, Inc.	62,219	1,000,482
	D&E Communications, Inc.	34,010	495,526
#	FairPoint Communications, Inc.	86,640	1,292,669
*	General Communications, Inc. Class A	121,909	1,080,114
	Hickory Tech Corp.	33,405	303,651
	IDT Corp.	2,264	17,523
	IDT Corp. Class B	59,200	480,112
	Iowa Telecommunications Services, Inc.	74,736	1,273,501
*	LCC International, Inc. Class A	71,530	175,249
* #	Level 3 Communications, Inc.	24,415	82,034
*	Nexstar Broadcasting Group, Inc.	37,623	341,241
#	North Pittsburgh Systems, Inc.	17,100	403,902
*	Occam Networks, Inc.	19,898	77,005
*	PAETEC Holding Corp.	47,850	511,995
*	Premiere Global Services, Inc.	98,100	1,351,818
*	Rural Cellular Corp. Class A	30,022	1,322,769
*	SBA Communications Corp.	7	262
	Shenandoah Telecommunications Co.	300	7,401
*	SunCom Wireless Holdings, Inc.	1,020	27,050
	SureWest Communications	20,656	374,080
*	Syniverse Holdings, Inc.	500	7,810
*	USA Mobility, Inc.	19,200	253,248
*	Xeta Corp.	24,280	103,433
Total Telecommunication Services			16,154,335

48

Utilities — (1.8%)
	Allegheny Energy, Inc.	800	48,600
	ALLETE, Inc.	22,200	909,312
	American States Water Co.	42,047	1,751,258
*	Aquila, Inc.	501,800	1,987,128
	Artesian Resources Corp. Class A	15,365	291,935
	Avista Corp.	47,400	1,013,412
	BIW, Ltd.	1,900	44,650
	Black Hills Corp.	32,900	1,370,614
* #	Cadiz, Inc.	29,637	588,591
#	California Water Service Group	22,453	877,239
	Central Vermont Public Service Corp.	26,099	721,898
	CH Energy Group, Inc.	12,100	536,272
	Chesapeake Utilities Corp.	16,776	566,190
	Cleco Corp.	45,200	1,262,888
	Connecticut Water Services, Inc.	20,197	490,989
	Delta Natural Gas Co., Inc.	8,497	211,150
*	Dynegy, Inc.	152,998	1,164,315
*	El Paso Electric Co.	55,900	1,437,189
	Empire District Electric Co.	66,710	1,536,998
	Energen Corp.	25,000	1,593,500
	Energy West, Inc.	9,516	135,603
	EnergySouth, Inc.	18,534	1,024,560
* #	Environmental Power Corp.	24,557	126,223
	Florida Public Utilities Co.	15,374	181,259
#	IDACORP, Inc.	31,400	1,104,024
	ITC Holdings Corp.	4,300	219,472
	Laclede Group, Inc.	39,572	1,361,673
*	Maine & Maritimes Corp.	200	6,920
	MGE Energy, Inc.	38,392	1,346,407
	Middlesex Water Co.	37,116	699,637
	New Jersey Resources Corp.	22,000	1,109,900
	Nicor, Inc.	7,000	294,980
#	Northwest Natural Gas Co.	22,500	1,079,325
	NorthWestern Corp.	28,412	791,274
	Otter Tail Corp.	24,082	806,988
#	Piedmont Natural Gas Co.	28,822	750,525
*	Reliant Energy, Inc.	62,500	1,627,500
	RGC Resources, Inc.	5,569	167,460
#	SJW Corp.	45,135	1,510,217
	South Jersey Industries, Inc.	26,616	982,130
	Southern Union Co.	1	16
	Southwest Gas Corp.	36,900	1,067,148
#	Southwest Water Co.	57,845	692,983
	UIL Holdings Corp.	18,648	667,971
	Unisource Energy Corp.	15,100	467,043
	Unitil Corp.	700	19,145
	WGL Holdings, Inc.	43,300	1,430,632
	York Water Co.	28,888	457,008
Total Utilities			38,532,151

TOTAL COMMON STOCKS			1,746,239,784

49

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	224	291
* ●	Del Global Technologies Corp. Warrants 03/28/08	442	840
* ●	Mossimo, Inc. Contingent Rights	2,300	—
* ●	Movie Star Rights 01/16/08	42,500	1,175
* ●	Tengasco, Inc. Warrants 09/12/08	512	—
TOTAL RIGHTS/WARRANTS			2,306

TEMPORARY CASH INVESTMENTS — (0.7%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	16,002,200	$16,002,200

		Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (17.7%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $372,142,751 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/37 to 11/01/37, valued at $375,737,594) to be repurchased at $364,934,569	$364,794	364,793,780
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $6,296,563 FNMA 5.500%, 11/01/37, valued at $6,313,145) to be repurchased at $6,104,547	6,102	6,102,208
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $15,163,316 FNMA 3.334%, 09/01/33 & 6.032%, 11/01/36, valued at $8,233,934) to be repurchased at $7,995,856	7,993	7,992,772

TOTAL SECURITIES LENDING COLLATERAL			378,888,760

TOTAL INVESTMENTS - (100.0%) (Cost $1,721,032,904)			$2,141,133,050

See accompanying Notes to Financial Statements.

50

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Shares	Value ††

AUSTRALIA — (5.5%)
COMMON STOCKS — (5.5%)
Amcor, Ltd.	434,586	$2,632,961
Ansell, Ltd.	18,199	186,070
APN News & Media, Ltd.	178,333	789,085
Australia & New Zealand Banking Group, Ltd.	865,166	21,612,927
AXA Asia Pacific Holdings, Ltd.	899,846	6,390,053
# Bendigo Bank, Ltd.	29,244	448,257
BlueScope Steel, Ltd.	449,320	3,930,958
Boral, Ltd.	380,273	2,164,558
Brickworks, Ltd.	24,359	288,264
Caltex Australia, Ltd.	144,422	2,827,528
Challenger Financial Services Group, Ltd.	115,134	567,155
Commonwealth Bank of Australia	633,790	33,549,244
# CSR, Ltd.	559,868	1,507,903
Downer EDI, Ltd.	185,714	810,096
Fairfax Media, Ltd.	521,403	2,187,571
Foster’s Group, Ltd.	1,294,187	7,219,075
Futuris Corp., Ltd.	178,975	336,074
Goodman Fielder, Ltd.	373,781	647,575
Insurance Australia Group, Ltd.	950,618	3,758,767
Lend Lease Corp., Ltd.	167,028	2,849,093
Lion Nathan, Ltd.	86,041	703,601
Metcash, Ltd.	268,992	1,041,725
National Australia Bank, Ltd.	1,041,386	35,333,163
Oil Search, Ltd.	258,904	1,066,400
Onesteel, Ltd.	389,726	2,294,029
Origin Energy, Ltd.	465,275	3,590,574
Pacific Brands, Ltd.	142,897	395,350
Paperlinx, Ltd.	76,924	165,648
Publishing and Broadcasting, Ltd.	149,519	2,753,319
Qantas Airways, Ltd.	589,497	3,054,361
Santos, Ltd.	379,714	4,814,882
Seven Network, Ltd.	21,595	258,309
# Sims Group, Ltd.	34,808	843,502
Suncorp-Metway, Ltd.	347,005	5,750,350
Symbion Health, Ltd.	359,984	1,291,231
TABCORP Holdings, Ltd.	261,999	3,540,336
Washington H. Soul Pattinson & Co., Ltd.	42,391	345,836
Zinifex, Ltd.	126,221	1,613,407

TOTAL — AUSTRALIA		163,559,237

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
OMV AG	123,370	8,756,784
Voestalpine AG	32,984	2,409,985
Wienerberger AG	69,191	3,910,010

TOTAL — AUSTRIA		15,076,779

1

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & Van Haaren	1,842	188,034
	Banque Nationale de Belgique	160	741,569
	Bekaert SA	8,500	1,178,975
#	Cumerio NV SA	22,499	918,834
*	Cumerio NV SA-Strip	720	10
	Delhaize Group	69,008	6,020,867
	Dexia SA	450,694	12,277,417
	UCB SA	24,481	1,163,907
*	Umicore Strip VVPR	720	75

TOTAL — BELGIUM			22,489,688

CANADA — (4.9%)
COMMON STOCKS — (4.9%)
#	AGF Management, Ltd. Class B	11,800	376,085
	Astral Media, Inc. Class A	22,250	973,486
#	Bank of Montreal	87,700	5,534,147
#	Barrick Gold Corp.	392,975	15,959,513
#	BCE, Inc.	190,214	7,460,566
#	Biovail Corp.	60,900	931,817
	Canadian Pacific Railway, Ltd.	110,600	7,377,389
	Canadian Tire Corp. Class A	19,300	1,376,931
	Canadian Utilities, Ltd. Class A	13,500	681,919
*	Canfor Corp.	33,700	262,873
*	CGI Group, Inc.	167,850	1,895,121
#	Corus Entertainment, Inc. Class B	22,889	1,131,918
*	Domtar Corp.	202,700	1,536,543
	Empire Co., Ltd. Class A	16,158	727,146
	EnCana Corp.	117,628	7,659,142
	Fairfax Financial Holdings, Inc.	9,700	2,769,488
	George Weston, Ltd.	22,900	1,254,754
#	Gerdau Ameristeel Corp.	57,650	725,850
	Goldcorp, Inc.	264,500	8,596,680
	Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,851,213
#	ING Canada, Inc.	21,200	891,505
	Jean Coutu Group PJC, Inc. Class A	12,600	148,183
*	Kinross Gold Corp.	15,900	275,561
	Loblaw Companies, Ltd.	11,800	395,084
# *	Lundin Mining Corp.	176,700	1,726,445
	Magna International, Inc. Class A	80,904	6,822,975
	Manitoba Telecom Services, Inc.	4,600	205,216
#	Manulife Financial Corp.	164,800	6,898,873
	Maple Leaf Foods, Inc.	24,900	324,961
	MDS, Inc.	69,907	1,415,688
	Metro, Inc. Class A	27,900	807,187
#	National Bank of Canada	90,500	4,904,440
	Northbridge Financial Corp.	7,950	294,165
	Onex Corp.	51,100	1,857,067
	Petro-Canada	51,600	2,492,405

2

Power Corp. of Canada, Ltd.	215,199	8,739,668
Quebecor, Inc. Class B	24,000	930,286
* RONA, Inc.	16,100	281,602
Sherritt International Corp.	90,200	1,261,961
# Sun Life Financial, Inc.	488,350	25,947,333
Transalta Corp.	9,000	284,144
TransCanada Corp.	207,773	8,269,779
Transcontinental, Inc. Class A	28,600	520,260
# West Fraser Timber Co., Ltd.	21,400	640,962

TOTAL — CANADA		145,418,331

DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
A P Moller - Maersk A.S.	664	7,884,528
* Alm. Brand A.S.	1,850	109,847
Carlsberg A.S. Series B	31,787	4,038,179
# Dampskibsselsk Torm A.S.	8,600	328,318
Danisco A.S.	54,620	4,021,791
Danske Bank A.S.	248,626	9,939,151
* Jyske Bank A.S.	29,350	2,323,035
Sydbank A.S.	22,100	926,426

TOTAL — DENMARK		29,571,275

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Fortum Oyj	448,520	19,288,005
Kemira Oyj	59,632	1,188,162
Kesko Oyj	68,400	4,008,798
OKO Bank P.L.C. Class A	28,900	570,836
Outokumpu Oyj Series A	121,900	3,916,484
Rautaruukki Oyj Series K	16,100	756,045
Sampo Oyj	113,752	3,334,850
Stora Enso Oyj Series R	234,150	3,870,291
UPM-Kymmene Oyj	203,100	4,288,375

TOTAL — FINLAND		41,221,846

FRANCE — (8.9%)
COMMON STOCKS — (8.9%)
Air France-KLM	157,437	5,623,714
* Atos Origin SA	8,888	503,661
AXA SA	948,963	38,672,277
BNP Paribas SA	522,726	58,920,603
* Business Objects SA	37,144	2,263,017
Capgemini SA	59,817	3,476,712
Casino Guichard Perrachon SA	18,790	2,063,533
Ciments Francais SA	10,168	1,699,119
CNP Assurances	18,745	2,331,376
Compagnie de Saint-Gobain	185,049	18,125,035
Compagnie Generale des Establissements Michelin Series B	38,368	4,540,108
Credit Agricole SA	303,819	10,681,980
Credit Industriel et Commercial	3,820	1,314,072
Esso Ste Anonyme Francaise	2,900	805,816

3

	Euler Hermes SA	4,001	503,118
#	European Aeronautic Defence & Space Co.	128,359	4,100,230
*	Faurecia SA	9,434	709,193
	France Telecom SA	53,400	2,023,696
	Fromageries Bel SA	500	150,456
	Havas SA	64,823	338,182
	Imerys SA	14,400	1,217,963
	Lafarge SA	62,933	9,973,057
	Lafarge SA Prime Fidelity	12,295	1,954,285
	Lagardere SCA	14,400	1,154,535
	Nexans SA	4,485	598,608
	Peugeot SA	98,698	7,651,108
	PPR SA	60,708	10,208,049
	Remy Cointreau SA	8,684	631,925
	Renault SA	121,842	17,673,366
	Safran SA	35,893	697,544
	Schneider Electric SA	44,375	6,159,497
*	SCOR SE (4797364)	4	12
	SCOR SE (B1LB9P6)	37,848	981,666
	Societe BIC SA	16,670	1,244,400
	Societe Generale Paris	46,221	7,119,641
	Technip SA	33,072	2,696,402
*	Thomson	75,626	1,173,724
	Valeo SA	25,322	1,272,663
	Vivendi SA	693,657	31,808,987

TOTAL — FRANCE			263,063,330

GERMANY — (12.7%)
COMMON STOCKS — (12.7%)
	Allianz SE	209,897	43,372,014
	AMB Generali Holding AG	11,917	1,802,785
	Bayer AG	31,755	2,624,883
	Bayerische Motoren Werke AG	225,402	13,736,585
	Bilfinger Berger AG	9,900	805,549
	Commerzbank AG	326,218	12,857,893
	Daimler Chrysler AG	585,691	59,618,083
	Deutsche Bank AG	301,013	39,627,726
	Deutsche Lufthansa AG	104,072	2,813,265
	Deutsche Telekom AG	1,440,584	31,894,571
	E.ON AG	396,846	80,794,967
#	Fraport AG	23,273	1,792,911
	Hannover Rueckversicherung AG	25,951	1,232,401
	Hochtief AG	7,710	1,017,174
	Hypo Real Estate Holding AG	12,025	638,913
*	Infineon Technologies AG	391,003	4,677,069
	Lanxess AG	15,337	715,455
	Linde AG	42,499	5,562,839
	Munchener Rueckversicherungs-Gesellschaft AG	128,600	23,459,656
	Suedzucker AG	65,283	1,434,725
	ThyssenKrupp AG	177,523	10,507,740
*	TUI AG	82,681	2,312,422
	Volkswagen AG	146,785	35,209,848

TOTAL — GERMANY			378,509,474

4

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Alpha Bank A.E.	39,312	1,331,558
Bank of Greece	12,520	1,645,385
Hellenic Petroleum S.A.	79,260	1,225,823
National Bank of Greece S.A.	66,337	4,454,842

TOTAL — GREECE		8,657,608

HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cathay Pacific Airways, Ltd.	487,000	1,286,208
Cheung Kong Holdings, Ltd.	974,000	18,429,929
Cheung Kong Infrastructure Holdings, Ltd.	157,000	610,170
CNPC (Hong Kong), Ltd.	680,000	472,157
# Dah Sing Financial Holdings, Ltd.	32,800	293,826
Great Eagle Holdings, Ltd.	153,163	596,144
Hang Lung Group, Ltd.	560,000	3,209,602
# Henderson Land Development Co., Ltd.	551,000	4,897,994
Hong Kong and Shanghai Hotels, Ltd.	346,170	593,836
Hopewell Holdings, Ltd.	352,000	1,604,980
Hutchison Whampoa, Ltd.	1,378,000	16,453,630
Hysan Development Co., Ltd.	473,192	1,358,865
# Kerry Properties, Ltd.	355,801	3,244,234
# MTR Corp., Ltd.	1,219,070	4,123,426
# New World China Land, Ltd.	185,600	193,388
New World Development Co., Ltd.	1,460,661	5,595,923
Sino Land Co., Ltd.	1,815,768	6,497,634
Sun Hung Kai Properties, Ltd.	657,000	13,674,220
Tsim Sha Tsui Properties, Ltd.	246,827	953,251
Wharf Holdings, Ltd.	770,600	4,597,080
Wheelock and Co., Ltd.	1,073,000	3,379,928
Wheelock Properties, Ltd.	445,000	516,625
Wing Lung Bank, Ltd.	22,900	242,851

TOTAL — HONG KONG		92,825,901

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
Allied Irish Banks P.L.C.	262,190	5,856,845
Bank of Ireland P.L.C.	251,772	4,006,129
CRH P.L.C.	310,642	11,723,950
Irish Life & Permanent P.L.C.	180,152	3,569,685

TOTAL — IRELAND		25,156,609

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
# Banca Monte Dei Paschi di Siena SpA	735,654	4,098,439
Banca Popolare di Milano Scarl	379,940	5,499,360
* Banco Popolare Scarl	29,895	672,166
Benetton Group SpA	61,500	1,134,138
# Buzzi Unicem SpA	63,303	1,754,410
C.I.R. SpA - Compagnie Industriali Riunite	412,500	1,494,347

5

	Fiat SpA	75,860	2,083,901
	Fondiaria - Sai SpA	57,183	2,500,840
	Intesa Sanpaolo SpA	1,469,495	11,697,888
	Italcementi SpA	94,820	1,966,577
	Italmobiliare SpA	10,544	1,016,054
	Milano Assicurazioni SpA	178,323	1,310,551
*	Pirelli & Co. SpA	293,333	349,265
#	Societe Cattolica di Assicurazoni Scrl SpA	4,400	240,451
	Telecom Italia SpA	5,567,439	17,698,406
	UniCredito Italiano SpA	2,296,074	19,512,290
	Unione di Banche Italiane Scpa	229,515	6,539,215
	Unipol Gruppo Finanziario SpA	481,660	1,868,478

TOTAL — ITALY			81,436,776

JAPAN — (11.1%)
COMMON STOCKS — (11.1%)
	Adeka Corp.	5,000	52,984
	AEON Co., Ltd.	137,300	2,105,197
#	Aichi Steel Corp.	74,000	413,679
	Aioi Insurance Co., Ltd.	342,700	1,905,047
	Aisin Seiki Co., Ltd.	91,600	3,707,030
	Ajinomoto Co., Inc.	94,000	1,036,041
	Alpine Electronics, Inc.	19,200	325,960
	Alps Electric Co., Ltd.	62,800	789,240
	Amada Co., Ltd.	191,000	1,764,404
	Aoyama Trading Co., Ltd.	20,100	512,028
	Asahi Breweries, Ltd.	84,000	1,457,948
	Asatsu-Dk, Inc.	15,800	462,685
	Autobacs Seven Co., Ltd.	11,000	236,408
	Canon Marketing Japan, Inc.	32,400	661,005
	Chudenko Corp.	21,400	407,470
	Chuo Mitsui Trust Holdings, Inc.	54,000	460,360
	Citizen Holdings Co., Ltd.	96,400	1,033,508
	Coca-Cola West Japan Co., Ltd.	27,200	618,454
	Comsys Holdings Corp.	46,000	378,183
	Cosmo Oil Co., Ltd.	269,000	1,111,593
	Credit Saison Co., Ltd.	32,200	915,434
	Dai Nippon Printing Co., Ltd.	369,000	5,374,792
#	Dai Nippon Sumitomo Pharma Co., Ltd.	24,000	194,958
	Daibiru Corp.	23,000	305,070
	Daicel Chemical Industries, Ltd.	136,000	806,341
	Daihatsu Motor Co., Ltd.	166,000	1,674,783
#	Daio Paper Corp.	15,000	131,088
	Daiwa House Industry Co., Ltd.	277,200	3,681,030
#	Ebara Corp.	18,000	65,291
	Edion Corp.	9,100	113,637
*	Elpida Memory, Inc.	52,900	1,791,227
#	Ezaki Glico Co., Ltd.	45,000	471,276
	Fuji Electric Holdings Co., Ltd.	264,000	979,441
	Fuji Heavy Industries, Ltd.	248,000	1,237,778
	FUJIFILM Holdings Corp.	326,000	14,398,322
	Fujikura, Ltd.	150,000	746,563
	Fujitsu, Ltd.	107,000	756,814
	Fukuoka Financial Group, Inc.	416,000	2,708,893

6

#	Fukuyama Transporting Co., Ltd.	87,000	367,736
	Funai Electric Co., Ltd.	3,900	164,887
	Futaba Corp.	3,000	62,571
	Futaba Industrial Co., Ltd.	24,000	654,063
	Glory, Ltd.	20,000	544,010
	Gunze, Ltd.	87,000	365,058
	H20 Retailing Corp.	25,000	208,860
	Hankyu Hanshin Holdings, Inc.	533,000	2,476,403
	Heiwa Corp.	12,700	108,194
	Heiwado Co., Ltd.	1,000	18,134
	Hino Motors, Ltd.	14,000	85,922
	Hitachi Cable, Ltd.	74,000	478,101
	Hitachi Kokusai Electric, Inc.	31,000	404,247
	Hitachi Maxell, Ltd.	15,100	191,105
	Hitachi Software Engineering Co., Ltd.	11,600	244,781
	Hitachi Transport System, Ltd.	24,000	276,398
	Hitachi, Ltd.	2,246,000	15,847,956
#	Hokuetsu Paper Mills, Ltd.	58,000	273,640
#	Hosiden Corp.	800	13,572
	House Foods Corp.	41,000	727,447
	INPEX Holdings, Inc.	1	412
	JS Group Corp.	144,740	2,324,729
	Juroku Bank, Ltd.	127,000	784,119
	Kajima Corp.	423,000	1,388,599
	Kamigumi Co., Ltd.	120,000	935,851
#	Kandenko Co., Ltd.	69,000	434,186
	Kaneka Corp.	129,000	1,069,338
	Kansai Paint Co., Ltd.	57,000	423,747
	Kanto Auto Works, Ltd.	11,200	151,726
#	Katokichi Co., Ltd.	8,600	54,730
	Kinden Corp.	86,000	701,774
	Kirin Holdings Co., Ltd.	322,000	5,092,570
	Kissei Pharmaceutical Co., Ltd.	21,000	428,098
	Koito Manufacturing Co., Ltd.	39,000	526,991
	Kokuyo Co., Ltd.	16,000	143,310
	Komori Corp.	27,000	645,413
	Kuraray Co., Ltd.	121,000	1,494,932
	Kureha Corp.	58,000	307,874
	Kyocera Corp.	108,400	9,779,636
	Kyorin Co., Ltd.	25,000	293,008
	Mabuchi Motor Co., Ltd.	8,200	533,376
	MARUI GROUP CO., Ltd.	113,100	1,159,045
#	Maruichi Steel Tube, Ltd.	36,000	1,096,633
	Matsushita Electric Industrial Co., Ltd.	1,307,998	26,598,629
	Matsushita Electric Works, Ltd.	177,000	1,855,717
	Meiji Dairies Corp.	69,000	348,011
#	Meiji Seika Kaisha, Ltd.	122,000	537,895
	Millea Holdings, Inc.	495,240	17,404,517
	Mitsubishi Heavy Industries, Ltd.	1,537,000	7,484,010
	Mitsubishi Logistics Corp.	51,000	619,230
	Mitsubishi UFJ Financial Group, Inc.	95,166	939,801
	Mitsui Chemicals, Inc.	283,000	2,075,433
	Mitsui Sumitoma Insurance Co., Ltd.	1,116,000	12,151,587
	Morinaga Milk Industry Co., Ltd.	69,000	196,044
	Musashino Bank, Ltd.	13,600	663,642

7

	Nagase & Co., Ltd.	41,000	464,232
	Namco Bandai Holdings, Inc.	7,600	126,091
	NEC Corp.	1,104,000	5,194,228
#	NGK Spark Plug Co., Ltd.	59,000	1,049,179
	Nichicon Corp.	18,200	193,902
	Nichirei Corp.	65,000	271,067
	Nippon Express Co., Ltd.	419,000	2,155,702
	Nippon Kayaku Co., Ltd.	68,000	555,022
	Nippon Meat Packers, Inc.	70,000	686,885
	Nippon Mining Holdings, Inc.	148,000	1,097,777
	Nippon Mitsubishi Oil Corp.	830,800	6,896,706
#	Nippon Paint Co., Ltd.	84,000	451,291
	Nippon Paper Group, Inc.	189	554,243
	Nippon Sheet Glass Co., Ltd.	256,000	1,413,828
	Nippon Shokubai Co., Ltd.	58,000	560,970
	Nippon Television Network Corp.	2,660	332,610
	Nipponkoa Insurance Co., Ltd.	375,000	3,593,431
#	Nishimatsu Construction Co., Ltd.	83,000	234,618
	Nishi-Nippon Bank, Ltd.	319,000	896,365
	Nissan Motor Co., Ltd.	477,100	5,470,341
	Nissay Dowa General Insurance Co., Ltd.	101,000	518,601
	Nisshin Seifun Group, Inc.	79,200	781,847
	Nisshin Steel Co., Ltd.	418,000	1,573,298
	Nisshinbo Industries, Inc.	80,000	1,065,993
	Obayashi Corp.	308,000	1,561,836
	Oji Paper Co., Ltd.	448,000	2,146,713
#	Okumura Corp.	85,000	388,611
	Ono Pharmaceutical Co., Ltd.	46,400	2,388,298
	Onward Holdings Co., Ltd.	84,000	911,848
	Oriental Land Co., Ltd.	2,900	176,577
	PanaHome Corp.	55,000	375,964
	Pioneer Electronic Corp.	72,200	685,215
	Q.P. Corp.	47,700	488,765
#	Rengo Co., Ltd.	70,000	524,078
	Resona Holdings, Inc.	167	326,599
	Rinnai Corp.	16,100	551,324
	Rohm Co., Ltd.	29,800	2,728,297
	Sankyo Co., Ltd.	23,100	1,049,489
	Sanwa Holdings Corp.	48,000	243,464
	Sapporo Hokuyo Holdings, Inc.	160	1,662,043
#	Sega Sammy Holdings, Inc.	93,200	1,193,036
#	Seiko Epson Corp.	69,400	1,546,684
	Seino Holdings Co., Ltd.	65,000	477,362
	Sekisui Chemical Co., Ltd.	210,000	1,440,430
	Sekisui House, Ltd.	270,000	3,451,799
	Shiga Bank, Ltd.	93,000	681,018
	Shimachu Co., Ltd.	19,100	567,591
	Shimizu Corp.	278,000	1,199,901
	Shinko Securities Co., Ltd.	326,000	1,455,385
	Shizuoka Bank, Ltd.	307,000	3,643,978
	Sohgo Security Services Co., Ltd.	20,100	333,277
	Sompo Japan Insurance, Inc.	491,840	4,761,433
	Sony Corp.	306,500	16,577,716
	Sumitomo Bakelite Co., Ltd.	85,000	547,976
	Sumitomo Corp.	84,000	1,266,756

8

	Sumitomo Electric Industries, Ltd.	237,000	3,690,905
	Sumitomo Forestry Co., Ltd.	50,000	361,851
	Sumitomo Mitsui Financial Group, Inc.	1	6,886
	Sumitomo Osaka Cement Co., Ltd.	135,000	270,849
	Sumitomo Trust & Banking Co., Ltd.	839,000	6,985,233
	Suzuken Co., Ltd.	28,100	928,535
	Taiheiyo Cement Corp.	425,000	1,036,011
	Taisei Corp.	451,000	1,333,667
	Taisho Pharmaceutical Co., Ltd.	79,000	1,546,653
	Taiyo Yuden Co., Ltd.	37,000	626,559
	Takashimaya Co., Ltd.	24,000	296,623
#	Teijin, Ltd.	200,000	868,943
	The 77 Bank, Ltd.	160,000	1,083,133
	The Aichi Bank, Ltd.	2,200	194,734
	The Awa Bank, Ltd.	64,000	384,441
#	The Bank of Kyoto, Ltd.	154,000	1,980,403
	The Bank of Nagoya, Ltd.	64,000	409,439
	The Chiba Bank, Ltd.	406,000	3,500,056
	The Chugoku Bank, Ltd.	77,400	1,193,117
	The Daishi Bank, Ltd.	155,000	641,883
	The Fuji Fire & Marine Insurance Co., Ltd.	128,000	411,469
	The Gunma Bank, Ltd.	184,000	1,350,151
	The Hachijuni Bank, Ltd.	215,000	1,709,401
	The Higo Bank, Ltd.	91,000	613,437
	The Hiroshima Bank, Ltd.	231,000	1,365,955
	The Hokkoku Bank, Ltd.	108,000	554,774
	The Hyakugo Bank, Ltd.	105,000	619,949
	The Hyakujishi Bank, Ltd.	120,000	643,439
#	The Iyo Bank, Ltd.	115,000	1,237,963
	The Joyo Bank, Ltd.	351,000	2,116,366
	The Kagoshima Bank, Ltd.	62,000	445,342
	The Keiyo Bank, Ltd.	108,000	668,913
	The Nanto Bank, Ltd.	81,000	466,222
	The Ogaki Kyoritsu Bank, Ltd.	11,000	64,836
#	The San-in Godo Bank, Ltd.	53,000	484,906
	Toda Corp.	120,000	640,388
	Tokai Tokyo Securities Co., Ltd.	81,000	392,591
	Tokyo Steel Manufacturing Co., Ltd.	49,100	633,733
	Tokyo Style Co., Ltd.	50,000	531,993
	Toppan Printing Co., Ltd.	294,000	2,887,833
	Toshiba TEC Corp.	60,000	404,233
#	TOTO, Ltd.	131,000	1,047,276
	Toyo Ink Manufacturing Co., Ltd.	82,000	278,432
	Toyo Seikan Kaisha, Ltd.	85,400	1,493,209
	Toyo Suisan Kaisha, Ltd.	31,000	581,826
	Toyobo Co., Ltd.	154,000	328,190
	Toyota Auto Body Co., Ltd.	32,000	530,277
	TV Asahi Corp.	94	148,407
	UNY Co., Ltd.	80,000	708,005
#	Wacoal Corp.	54,000	695,741
	Yamaguchi Financial Group, Inc.	98,000	1,318,758
	Yamaha Corp.	80,400	1,943,696
	Yamanashi Chuo Bank, Ltd.	55,000	345,603
#	Yamazaki Baking Co., Ltd.	99,000	1,006,041
	Yodogawa Steel Works, Ltd.	39,000	212,800
	Yokohama Rubber Co., Ltd.	127,000	791,610

TOTAL — JAPAN			328,455,036

9

NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	1,006,167	17,963,066
ArcelorMittal	309,023	22,789,627
Corporate Express NV	39,038	344,942
Heineken Holding NV	9,860	553,825
Hunter Douglas NV	10,328	754,302
ING Groep NV	1,067,775	41,419,962
* Koninklijke Ahold NV	273,884	3,894,003
Koninklijke DSM NV	120,824	6,010,692
Koninklijke Philips Electronics NV	777,799	32,377,145
Nutreco Holding NV	9,513	580,051
Oce NV	68,471	1,241,234
Sns Reaal	17,971	400,241
Telegraaf Media Groep NV	12,167	419,342
Vedior NV	14,849	369,063

TOTAL — NETHERLANDS		129,117,495

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	157,652	217,245
Auckland International Airport, Ltd.	168,196	363,139
Contact Energy, Ltd.	128,397	850,455
Fisher & Paykel Appliances Holdings, Ltd.	134,787	351,654
Fletcher Building, Ltd.	133,109	1,200,119

TOTAL — NEW ZEALAND		2,982,612

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Aker Yards ASA	56,065	863,516
DNB Nor ASA Series A	715,800	11,181,161
Norsk Hydro ASA	355,700	4,908,787
Norske Skogindustrier ASA Series A	38,700	277,107
Odfjell ASA Series A	4,300	69,765
Orkla ASA	702,000	12,640,879
# Storebrand ASA	209,400	2,332,681
Wilh. Wilhelmsen ASA	7,150	285,335
TOTAL COMMON STOCKS		32,559,231

RIGHTS/WARRANTS — (0.0%)
* Storebrand ASA Rights 12/10/07	209,400	490,752

TOTAL — NORWAY		33,049,983

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
# Banco Comercial Portugues SA	114,799	499,759
Banco Espirito Santo SA	128,066	2,962,363
# Portucel-Empresa Produtora de Pasta de Papel SA	319,153	1,128,350

TOTAL — PORTUGAL		4,590,472

10

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
	Allgreen Properties, Ltd.	185,000	207,154
# *	Chartered Semiconductor Manufacturing, Ltd.	775,000	538,425
	DBS Group Holdings, Ltd.	988,600	13,753,463
	Fraser & Neave, Ltd.	773,550	3,097,195
	Jardine Cycle & Carriage, Ltd.	45,866	665,621
	Neptune Orient Lines, Ltd.	283,000	815,227
	Overseas Chinese Banking Corp., Ltd.	540,200	3,184,490
	Singapore Airlines, Ltd.	769,400	9,517,842
	Singapore Land, Ltd.	123,000	674,046
	United Industrial Corp., Ltd.	335,000	608,961
	United Overseas Bank, Ltd.	272,000	3,730,050
	UOL Group, Ltd.	335,600	1,051,932
	Wheelock Properties (S), Ltd.	159,000	237,380

TOTAL — SINGAPORE			38,081,786

SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
#	Abertis Infraestructuras SA	88,000	2,942,144
	Acciona SA	22,208	7,538,068
#	Acerinox SA	138,400	3,729,686
	Banco de Andalucia SA	3,248	341,784
#	Banco de Sabadell SA	448,700	5,216,319
#	Banco Espanol de Credito SA	28,799	645,259
#	Banco Pastor SA	49,502	820,417
#	Banco Popular Espanol SA	30,100	532,103
	Banco Santander Central Hispano SA	3,419,617	73,260,985
#	Cementos Portland Valderrivas SA	14,030	1,552,225
#	Ebro Puleva SA	85,295	1,670,032
	Fomento de Construcciones y Contratas SA	20,600	1,740,155
	Gas Natural SDG SA	25,637	1,578,714
	Grupo Catalana Occidente SA	6,953	247,544
	Grupo Ferrovial SA	2,520	215,554
	Iberia Lineas Aereas de Espana SA	459,257	2,163,908
	Mapfre SA	493,525	2,252,306
	Repsol YPF SA	567,226	20,936,344
	Sacyr Vallehermoso SA	47,719	2,111,552
#	Sociedad General de Aguas de Barcelona SA Class A	58,205	2,346,812
	Sol Melia SA	22,700	378,770

TOTAL — SPAIN			132,220,681

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
	Electrolux AB Series B	15,000	252,749
	Fabege AB	122,040	1,384,485
#	Holmen AB Series B	42,700	1,644,838
# *	Lundin Petroleum AB	31,800	358,524
	NCC AB Series B	19,000	397,202

11

Nordea Bank AB	1,387,996	23,321,302
Skandinaviska Enskilda Banken AB Series A	131,530	3,676,883
SKF AB Series A	11,800	208,301
SKF AB Series B	17,200	303,408
SSAB Svenskt Stal AB Series A	102,500	2,813,535
SSAB Svenskt Stal AB Series B	37,800	943,361
Svenska Cellulosa AB Series B	322,500	5,753,064
Svenska Handelsbanken AB Series A	205,230	6,526,629
* Swedbank AB Series A	7,700	248,202
Tele2 AB Series B	142,500	3,252,229
TeliaSonera AB	1,147,500	10,965,543
Trelleborg AB Series B	40,800	909,083
Volvo AB Series A	216,500	3,673,643
Volvo AB Series B	488,500	8,321,811

TOTAL — SWEDEN		74,954,792

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
Baloise-Holding AG	15,622	1,509,941
Banque Cantonale Vaudoise	4,955	2,328,695
Berner Kantonalbank	5,200	985,261
Ciba Specialty Chemicals AG	14,500	656,415
Clariant AG	55,300	488,414
Compagnie Financiere Richemont AG Series A	393,600	27,053,009
Credit Suisse Group	616,112	37,227,664
Ems-Chemie Holding AG	5,277	768,253
Givaudan SA	7,583	7,303,034
Helvetia Holding AG	4,457	1,499,328
Holcim, Ltd.	131,303	14,131,302
Julius Baer Holdings, Ltd. AG	5,898	499,115
Lonza Group AG	18,496	2,160,815
Luzerner Kantonalbank	4,000	913,459
PSP Swiss Property AG	30,000	1,538,834
Rieters Holdings AG	5,340	2,655,008
Sika AG	1,348	2,510,545
St. Galler Kantonalbank	4,017	1,701,084
Swatch Group AG	11,500	3,227,262
Swiss Life Holding	32,350	9,109,701
Swiss Re	189,303	14,046,607
Syngenta AG	77,200	19,084,745
UBS AG	166,944	8,455,932
Valiant Holding AG	9,300	1,453,394
Zurich Financial SVCS AG	82,764	24,120,869

TOTAL — SWITZERLAND		185,428,686

UNITED KINGDOM — (21.3%)
COMMON STOCKS — (21.3%)
Alliance & Leicester P.L.C.	87,055	1,304,818
Anglo American P.L.C.	717,647	48,356,114
Arriva P.L.C.	107,620	1,805,468
Associated British Foods P.L.C.	426,969	7,782,395
Aviva P.L.C.	2,050,682	28,731,487
BAE Systems P.L.C.	1,413,859	13,366,074

12

	Barclays P.L.C.	1,833,080	21,187,771
	Barclays P.L.C. ADR	303,550	14,072,578
	Barratt Developments P.L.C.	173,922	1,660,725
	Bellway P.L.C.	57,000	1,136,783
	Bradford & Bingley P.L.C.	249,656	1,543,659
*	British Airways P.L.C.	601,931	4,218,933
	Cable and Wireless P.L.C.	844,540	3,267,458
	Carnival P.L.C.	158,824	6,930,015
	Compass Group P.L.C.	368,031	2,411,074
	DS Smith P.L.C.	206,800	892,510
	DSG International P.L.C.	694,018	1,607,104
*	easyJet P.L.C.	205,323	2,376,647
	Enterprise Inns P.L.C.	345,276	3,776,266
	Friends Provident P.L.C.	1,114,413	3,587,030
	GKN P.L.C.	483,673	3,180,899
	Greene King P.L.C.	92,309	1,552,999
	HBOS P.L.C.	2,537,829	41,608,576
	HSBC Holdings P.L.C.	547,509	9,361,260
	HSBC Holdings P.L.C. Sponsored ADR	360,750	30,844,125
	International Power P.L.C.	852,250	8,179,330
	Invesco P.L.C.	477,563	6,171,471
	ITV P.L.C.	2,067,408	3,638,213
	Kingfisher P.L.C.	1,186,175	3,713,585
	Ladbrokes P.L.C.	286,385	1,812,092
	Legal and General Group P.L.C.	5,536,780	14,759,505
	Marston’s P.L.C.	149,472	1,031,575
	Meggitt P.L.C.	450,014	2,877,269
	Millennium and Copthorne Hotels P.L.C.	156,573	1,496,473
	Mitchells & Butlers P.L.C.	148,267	1,757,604
	Mondi P.L.C.	204,183	1,624,052
	Old Mutual P.L.C.	1,820,234	6,303,967
	Pearson P.L.C.	607,141	9,327,795
	Persimmon P.L.C.	164,543	2,698,157
	Punch Taverns P.L.C.	28,706	484,526
	Resolution P.L.C.	781,366	11,366,309
	Rexam P.L.C.	332,623	3,327,154
*	Rolls-Royce Group P.L.C. (3283648)	722,657	7,846,816
*	Rolls-Royce Group P.L.C. (B27Y7Y1)	29,195,342	60,023
	Royal & Sun Alliance Insurance Group P.L.C.	3,541,667	10,801,277
	Royal Bank of Scotland Group P.L.C.	6,384,058	60,279,695
	Royal Dutch Shell P.L.C. ADR	216,014	17,419,369
	Royal Dutch Shell P.L.C. Series B	215,910	8,679,524
	Sainsbury (J.) P.L.C.	993,283	8,976,165
	Schroders P.L.C.	117,000	3,215,196
	Scottish & Newcastle P.L.C.	562,751	8,629,871
	Signet Group P.L.C.	47,556	61,202
	Taylor Wimpey P.L.C.	650,080	2,749,491
	The Berkeley Group Holdings P.L.C.	30,621	887,234
	Tomkins P.L.C.	301,616	1,211,977
	Trinity Mirror P.L.C.	166,578	1,158,773
	Unilever P.L.C.	63,955	2,339,697
	Vodafone Group P.L.C.	29,270,926	109,536,231
	Vodafone Group P.L.C. Sponsored ADR	499,700	18,613,825
	Whitbread P.L.C.	72,498	2,144,340
	William Morrison Supermarkets P.L.C.	1,572,079	9,972,476
	WPP Group P.L.C.	441,268	5,566,709
	Xstrata P.L.C.	227,813	15,998,253

TOTAL — UNITED KINGDOM			633,279,989

13

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $19,380,000 FNMA 6.50%, 08/01/37, valued at $19,624,903) to be repurchased at $19,341,154	$19,334	$19,334,000

SECURITIES LENDING COLLATERAL — (4.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $127,465,436 FHLMC 5.000%, 06/01/37, valued at $123,698,370) to be repurchased at $121,319,702	121,273	121,272,911

TOTAL INVESTMENTS - (100.0%) (Cost $2,022,579,058)		$2,969,755,297

See accompanying Notes to Financial Statements.

14

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value†

COMMON STOCKS — (91.0%)
Consumer Discretionary — (12.5%)
*	4Kids Entertainment, Inc.	11,700	$146,250
* #	99 Cents Only Stores	5,220	42,073
*	A.C. Moore Arts & Crafts, Inc.	21,600	342,792
	Aaron Rents, Inc.	26,000	522,860
* #	AbitibiBowater Canada, Inc.	21,476	482,351
	Acme Communications, Inc.	23,312	72,733
*	Aftermarket Technology Corp.	7,800	217,776
	Aldila, Inc.	6,697	114,987
*	Alloy, Inc.	14,843	100,190
#	Ambassadors International, Inc.	3,500	42,070
	American Axle & Manufacturing Holdings, Inc.	70,600	1,632,272
	American Greetings Corp. Class A	73,700	1,714,262
* #	America’s Car-Mart, Inc.	16,400	177,940
*	AnnTaylor Stores Corp.	39,375	1,198,969
#	Arctic Cat, Inc.	18,844	201,065
#	ArvinMeritor, Inc.	102,800	1,039,308
	Asbury Automotive Group, Inc.	50,300	842,022
*	Ashworth, Inc.	6,800	25,908
*	Audiovox Corp. Class A	18,600	237,522
* #	AutoNation, Inc.	305,400	5,039,100
* #	Avatar Holdings, Inc.	11,700	509,652
*	Ballantyne of Omaha, Inc.	15,921	92,501
	Barnes & Noble, Inc.	28,700	1,103,515
	Bassett Furniture Industries, Inc.	4,579	40,753
	Beasley Broadcast Group, Inc.	11,000	77,000
#	Beazer Homes USA, Inc.	4,403	37,381
	Belo Corp. Class A	104,113	1,724,111
*	Benihana, Inc. Class A	300	4,200
* #	Big Lots, Inc.	54,200	1,011,914
#	Blockbuster, Inc. Class A	73,900	263,823
*	Blockbuster, Inc. Class B	63,810	192,068
*	Bluegreen Corp.	21,700	155,806
	Bob Evans Farms, Inc.	56,700	1,748,628
#	Bon-Ton Stores, Inc.	14,349	167,596
	Books-A-Million, Inc.	20,100	243,009
#	Borders Group, Inc.	10,000	125,100
#	BorgWarner, Inc.	77,400	7,477,614
	Brown Shoe Company, Inc.	39,075	663,103
	Brunswick Corp.	98,200	2,002,298
*	Buca, Inc.	23,306	26,569
#	Building Materials Holding Corp.	17,800	101,816
* #	California Coastal Communities, Inc.	16,509	97,403
	Callaway Golf Co.	104,400	1,781,064
#	Carmike Cinemas, Inc.	19,300	227,740

1

	Carnival Corp.	173,700	7,837,344
*	Carriage Services, Inc.	32,189	343,457
*	Cavalier Homes, Inc.	23,113	47,151
*	Cavco Industries, Inc.	10,842	409,177
	CBS Corp. Class A	34,401	944,307
	CBS Corp. Class B	667,389	18,306,480
#	Centex Corp.	121,900	2,542,834
* #	Charming Shoppes, Inc.	57,695	319,053
*	Chromcraft Revington, Inc.	100	485
	Churchill Downs, Inc.	10,000	524,800
#	Circuit City Stores, Inc.	132,200	855,334
#	Citadel Broadcasting Co.	155,642	357,977
	Clear Channel Communications, Inc.	339,300	12,180,870
	Coachmen Industries, Inc.	6,900	36,363
	Coast Distribution System, Inc.	400	2,684
	Cobra Electronics Corp.	1,200	6,528
	Collectors Universe, Inc.	12,888	180,432
*	Comcast Corp. Class A	2,042,537	41,953,710
*	Comcast Corp. Special Class A Non-Voting	1,021,574	20,646,011
*	Concord Camera Corp.	9,362	26,682
* #	Conn’s, Inc.	19,100	345,710
	Cooper Tire & Rubber Co.	88,500	1,361,130
* #	Cost Plus, Inc.	1,750	5,512
* #	Cox Radio, Inc.	48,200	567,796
* #	Crown Media Holdings, Inc.	4,277	31,094
	CSS Industries, Inc.	18,850	746,083
*	Culp, Inc.	20,933	174,163
* #	Cumulus Media, Inc. Class A	22,400	188,384
*	Cycle Country Accessories Corp.	3,220	5,893
#	D.R. Horton, Inc.	460,340	5,510,270
* #	Deckers Outdoor Corp.	1,800	259,506
	Delta Apparel, Inc.	879	8,641
* #	Design Within Reach, Inc.	20,671	81,857
*	DG Fastchannel, Inc.	132	2,582
* #	Diedrich Coffee, Inc.	8,952	32,675
#	Dillards, Inc. Class A	123,800	2,524,282
* #	Directed Electronics, Inc.	1,368	2,586
*	Discovery Holding Co. Class A	80,960	1,980,282
* #	Discovery Holding Co. Class B	6,047	161,787
	Disney (Walt) Co.	456,600	15,136,290
*	Dixie Group, Inc.	11,800	106,200
*	Dorman Products, Inc.	4,049	56,726
	Dover Motorsports, Inc.	16,800	114,240
*	drugstore.com, Inc.	4,204	12,864
*	Duckwall-ALCO Stores, Inc.	700	20,706
	Educational Development Corp.	1,000	5,500
*	Emerson Radio Corp.	31,640	44,296
#	Emmis Communications Corp. Class A	18,000	77,580
	Entercom Communications Corp.	43,900	715,131
* #	Entravision Communications Corp.	67,000	501,160
	Escalade, Inc.	600	5,616
*	Expedia, Inc.	109,511	3,570,059
*	Fairchild Corp. Class A	5,491	13,288
*	Famous Dave’s of America, Inc.	200	2,768
	Finish Line, Inc. Class A	31,363	117,611

2

*	Finlay Enterprises, Inc.	1,800	5,346
*	Flanigan’s Enterprises, Inc.	865	7,223
	Foot Locker, Inc.	183,800	2,398,590
* #	Ford Motor Co.	1,821,608	13,680,276
*	Franklin Covey Co.	22,651	158,330
*	Franklin Electronic Publishers, Inc.	14,350	47,498
	Fred’s, Inc.	51,500	536,630
	FTD Group, Inc.	21,800	292,120
* #	Fuel Systems Solutions, Inc.	2,073	30,556
#	Furniture Brands International, Inc.	42,000	425,460
*	GameStop Corp. Class A	12,986	746,046
*	GameTech International, Inc.	2,500	19,425
* #	Gander Mountain Co.	24,080	116,788
	Gannett Co., Inc.	325,900	11,976,825
*	Gaylord Entertainment Co.	35,582	1,496,579
	General Motors Corp.	558,600	16,663,038
*	G-III Apparel Group, Ltd.	2,050	29,458
*	Gottschalks, Inc.	21,876	83,566
	Gray Television, Inc.	66,879	569,140
*	Great Wolf Resorts, Inc.	46,020	497,936
	Group 1 Automotive, Inc.	31,900	857,472
#	Handleman Co.	21,126	46,688
	Harrah’s Entertainment, Inc.	205,073	18,060,779
*	Harris Interactive, Inc.	48,600	203,634
*	Hartmarx Corp.	2,000	8,000
*	Hastings Entertainment, Inc.	1,572	14,211
#	Haverty Furniture Co., Inc.	26,300	223,550
*	Hawk Corp.	600	9,576
*	Hayes Lemmerz International, Inc.	92,690	382,810
	Hearst-Argyle Television, Inc.	75,338	1,475,118
*	IAC/InterActiveCorp.	197,697	5,501,908
	Idearc, Inc.	5,825	110,209
	ILX Resorts, Inc.	900	5,400
*	Image Entertainment, Inc.	2,500	9,800
*	Infosonics Corp.	600	1,224
*	Interstate Hotels & Resorts, Inc.	12,200	56,974
	J. Alexander’s Corp.	11,218	123,398
	J.C. Penney Co., Inc.	124,115	5,475,954
* #	Jakks Pacific, Inc.	18,275	461,261
* #	Jarden Corp.	43,815	1,154,963
*	Jo-Ann Stores, Inc.	32,500	534,950
	Johnson Outdoors, Inc.	11,828	272,517
	Jones Apparel Group, Inc.	125,900	2,346,776
	Journal Communications, Inc. Class A	8,100	73,710
#	Journal Register Co.	41,000	90,200
#	KB Home	42,400	885,736
	Kellwood Co.	50,700	759,993
	Kenneth Cole Productions, Inc. Class A	4,855	91,565
	Kimball International, Inc. Class B	35,282	470,662
* #	Kirkland’s, Inc.	11,625	8,719
	LaCrosse Footwear, Inc.	95	1,709
*	Lakeland Industries, Inc.	7,057	76,216
* #	Lakes Entertainment, Inc.	32,400	215,136
#	Landry’s Restaurants, Inc.	25,100	592,862
*	Lazare Kaplan International, Inc.	8,400	78,960

3

#	La-Z-Boy, Inc.	49,900	272,454
* #	Lear Corp.	32,100	945,024
	Lee Enterprises, Inc.	23,000	322,000
	Leggett & Platt, Inc.	184,600	3,799,068
	Lennar Corp. Class A	34,400	544,896
	Lennar Corp. Class B	1,840	26,938
* #	Lenox Group, Inc.	14,054	39,492
	Libbey, Inc.	15,000	232,650
*	Liberty Global, Inc. Class A	32,020	1,300,652
* #	Liberty Global, Inc. Series C	191,169	7,312,214
*	Liberty Media Holding Corp. Capital Class A	123,417	14,694,028
*	Liberty Media Holding Corp. Capital Class B	2,549	303,331
*	Liberty Media Holding Corp. Interactive Class A	459,499	9,258,905
* #	Liberty Media Holding Corp. Interactive Class B	9,575	194,037
#	Lifetime Brands, Inc.	20,800	266,656
* #	Lin TV Corp.	28,500	319,770
#	Lithia Motors, Inc. Class A	11,700	182,520
*	Live Nation, Inc.	31,462	422,220
*	Lodgian, Inc.	28,478	326,358
*	Luby’s, Inc.	30,500	333,365
#	M/I Homes, Inc.	20,100	201,603
* #	Mace Security International, Inc.	9,231	19,016
	Macy’s, Inc.	681,504	20,206,594
* #	MarineMax, Inc.	15,800	258,330
*	Max & Erma’s Restaurants, Inc.	800	2,000
	MDC Holdings, Inc.	70,464	2,493,721
*	Meade Instruments Corp.	9,714	12,531
	Media General, Inc. Class A	27,600	683,652
*	MGM Mirage	99,400	8,598,100
	Modine Manufacturing Co.	36,400	738,192
* #	Mohawk Industries, Inc.	65,700	5,284,908
	Monaco Coach Corp.	40,000	361,200
	Monro Muffler Brake, Inc.	900	18,963
*	Morton’s Restaurant Group, Inc.	6,900	79,212
	Movado Group, Inc.	14,700	407,190
* #	Multimedia Games, Inc.	32,288	256,367
#	Nautilus Group, Inc.	10,000	57,500
* #	Navarre Corp.	19,700	41,567
	News Corp. Class A	947,120	19,955,818
*	Nobel Learning Communities, Inc.	320	4,637
* #	Office Depot, Inc.	1,237	21,202
#	OfficeMax, Inc.	100,000	2,493,000
#	Orleans Homebuilders, Inc.	15,363	77,430
	O’Charleys, Inc.	28,308	422,072
*	Outdoor Channel Holdings, Inc.	28,415	198,337
#	Oxford Industries, Inc.	21,300	527,601
* #	Palm Harbor Homes, Inc.	24,859	280,410
* #	PC Mall, Inc.	8,700	94,569
#	Penske Automotive Group, Inc.	122,800	2,456,000
	Phillips-Van Heusen Corp.	700	29,694
*	Phoenix Footwear Group, Inc.	9,300	13,764
#	Pier 1 Imports, Inc.	53,100	218,772
*	Pinnacle Entertainment, Inc.	62,200	1,707,390
*	Pomeroy IT Solutions, Inc.	10,282	72,591
*	Proliance International, Inc.	8,943	24,772

4

*	QEP Co., Inc.	4,600	48,070
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	9,804	6,177
*	Quiksilver, Inc.	130,200	1,380,120
*	R.H. Donnelley Corp.	60,900	2,705,178
*	Radio One, Inc. Class D	70,300	143,412
*	RC2 Corp.	20,200	587,416
#	RCN Corp.	13,486	195,817
*	Red Lion Hotels Corp.	18,876	181,210
*	Regent Communications, Inc.	13,999	28,978
* #	Restoration Hardware, Inc.	1,700	12,002
* #	Retail Ventures, Inc.	500	3,470
*	Rex Stores Corp.	4,050	62,370
* #	Rockford Corp.	3,502	6,759
* #	Rocky Brands, Inc.	7,164	50,148
	Russ Berrie & Co., Inc.	15,300	253,980
#	Ryland Group, Inc.	64,500	1,483,500
*	Saga Communications, Inc. Class A	22,095	150,909
	Saks, Inc.	134,050	2,761,430
	Salem Communications Corp.	19,181	153,448
	Sauer-Danfoss, Inc.	6,000	145,800
*	Scholastic Corp.	38,300	1,349,692
* #	Sears Holdings Corp.	479	50,539
	Service Corp. International	420,300	5,581,584
* #	Sharper Image Corp.	20,300	67,599
	Shiloh Industries, Inc.	25,161	247,836
*	Shoe Carnival, Inc.	5,300	61,692
* #	Silverleaf Resorts, Inc.	13,700	71,788
	Sinclair Broadcast Group, Inc. Class A	69,500	719,325
* #	Six Flags, Inc.	22,900	53,586
#	Skyline Corp.	14,200	481,380
	Snap-On, Inc.	41,800	2,043,184
	Sonic Automotive, Inc.	45,500	1,051,505
* #	Source Interlink Companies, Inc.	22,880	45,989
* #	Spanish Broadcasting System, Inc.	35,700	68,544
	Speedway Motorsports, Inc.	57,089	1,926,754
*	Sport Chalet, Inc. Class A	16,382	122,701
*	Sport Chalet, Inc. Class B	500	3,685
	Sport Supply Group, Inc.	10,523	107,335
	Stage Stores, Inc.	59,950	1,014,354
*	Stamps.com, Inc.	1,853	23,533
#	Standard Motor Products, Inc.	23,500	174,135
#	Standard Pacific Corp.	81,500	281,990
	Steinway Musical Instruments, Inc.	8,553	241,622
* #	Steven Madden, Ltd.	1,101	25,026
#	Stewart Enterprises, Inc.	25,202	206,656
*	Stoneridge, Inc.	23,350	194,272
	Strattec Security Corp.	3,400	150,960
#	Sturm Ruger & Co., Inc.	6,800	62,900
#	Superior Industries International, Inc.	40,000	740,800
	Superior Uniform Group, Inc.	9,078	102,581
#	Syms Corp.	6,000	97,200
* #	Syntax-Brillian Corp.	1,375	4,001
#	Systemax, Inc.	29,000	572,750
	Tandy Brand Accessories, Inc.	9,967	94,587
* #	Tarragon Corp.	24,386	41,456

5

	The Marcus Corp.	19,200	345,984
#	The McClatchey Co.	255	3,445
	The Men’s Wearhouse, Inc.	1,500	51,780
#	The Pep Boys - Manny, Moe & Jack	81,600	891,888
* #	The Steak n Shake Co.	48,100	556,517
	Time Warner, Inc.	5,502,800	94,978,328
* #	Toll Brothers, Inc.	90,600	1,872,702
	Traffix, Inc.	12,489	76,308
*	Trans World Entertainment Corp.	24,866	135,768
#	Tribune Co.	121,332	3,766,145
*	Triple Crown Media, Inc.	3,800	17,252
* #	Trump Entertainment Resorts, Inc.	600	3,102
*	TRW Automotive Holdings Corp.	110,475	2,480,164
*	Unifi, Inc.	78,604	235,812
	Unifirst Corp.	20,100	751,137
* #	ValueVision Media, Inc. Class A	300	1,974
* #	Warnaco Group, Inc.	41,700	1,538,730
* #	WCI Communities, Inc.	27,700	93,072
* #	West Marine, Inc.	24,100	212,803
#	Whirlpool Corp.	3,900	315,744
*	Wilsons The Leather Experts, Inc.	16,535	18,023
#	Wyndham Worldwide Corp.	161,416	4,708,505
* #	Zale Corp.	45,800	819,362
Total Consumer Discretionary			518,276,094

Consumer Staples — (5.0%)
	Alberto-Culver Co.	52,900	1,352,124
	Archer-Daniels-Midland Co.	638,865	23,222,743
*	Bridgford Foods Corp.	100	696
*	Cagle’s, Inc. Class A	600	5,190
#	Cal-Maine Foods, Inc.	27,317	672,818
*	Caribou Coffee Co.	3,400	15,572
* #	Central Garden & Pet Co.	23,200	124,584
* #	Central Garden & Pet Co. Class A	28,200	148,050
#	Chiquita Brands International, Inc.	48,500	930,715
	Coca-Cola Enterprises, Inc.	626,700	16,275,399
*	Constellation Brands, Inc. Class A	178,136	4,195,103
*	Constellation Brands, Inc. Class B	925	21,737
	Corn Products International, Inc.	106,700	4,196,511
	CVS Caremark Corp.	813,014	32,593,731
	Del Monte Foods Co.	311,000	2,736,800
	Farmer Brothers Co.	14,326	329,355
#	Great Atlantic & Pacific Tea, Inc.	18,700	561,935
	Griffin Land & Nurseries, Inc. Class A	400	13,892
* #	Hain Celestial Group, Inc.	44,900	1,485,292
#	Imperial Sugar Co.	10,961	250,130
	Ingles Market, Inc. Class A	11,001	261,714
	J & J Snack Foods Corp.	1,400	45,332
	J.M. Smucker Co.	73,182	3,595,432
	Kraft Foods, Inc.	1,228,291	42,437,454
	Longs Drug Stores Corp.	28,900	1,529,388
#	MGP Ingredients, Inc.	15,600	128,232
	Molson Coors Brewing Co.	136,700	7,359,928
*	Monterey Pasta Co.	11,700	39,663
	Nash Finch Co.	20,900	745,921

6

*	Natrol, Inc.	24,296	105,688
*	Natural Alternatives International, Inc.	300	2,409
* #	Natural Health Trends Corp.	15,800	25,122
*	Omega Protein Corp.	21,327	153,554
* #	Parlux Fragrances, Inc.	17,700	71,154
*	Pathmark Stores, Inc.	177	2,283
	PepsiAmericas, Inc.	183,900	6,225,015
*	Performance Food Group Co.	48,200	1,334,658
#	Pilgrim’s Pride Corp.	101,800	2,654,944
*	Prestige Brands Holdings, Inc.	65,400	544,128
	PriceSmart, Inc.	25,050	747,241
*	Pyramid Breweries, Inc.	10,226	24,645
*	Redhook Ale Brewery, Inc.	9,200	58,696
#	Reynolds American, Inc.	250,700	17,554,014
	Ruddick Corp.	41,100	1,470,969
#	Sanderson Farms, Inc.	29,200	906,952
* #	Sanfilippo (John B.) & Son, Inc.	9,000	76,320
#	Seaboard Corp.	1,100	1,659,900
* #	Smithfield Foods, Inc.	148,613	4,465,821
* #	Spectrum Brands, Inc.	29,000	149,930
	SUPERVALU, Inc.	303,532	12,708,885
	Tasty Baking Co.	4,500	44,010
* #	TreeHouse Foods, Inc.	12,400	292,268
	Tyson Foods, Inc. Class A	405,030	6,038,997
	Universal Corp.	39,000	2,093,520
	Weis Markets, Inc.	31,500	1,288,980
* #	Winn-Dixie Stores, Inc.	9,300	175,863
*	Zapata Corp.	1,164	8,276
Total Consumer Staples			206,159,683

Energy — (12.8%)
	Adams Resources & Energy, Inc.	1,600	39,840
* #	Allis-Chalmers Energy, Inc.	47,700	722,655
	Anadarko Petroleum Corp.	598,568	33,878,949
	Apache Corp.	487,346	47,170,219
* #	Basic Energy Services, Inc.	38,360	748,020
*	Bill Barret Corp.	1,140	44,004
* #	Bois d’Arc Energy, Inc.	31,325	613,970
* #	Brigham Exploration Co.	43,477	300,426
* #	Bristow Group, Inc.	32,400	1,782,000
*	Bronco Drilling Co., Inc.	39,100	561,476
	Cabot Oil & Gas Corp.	3,300	113,586
*	Callon Petroleum Co.	21,700	324,415
*	Carrizo Oil & Gas, Inc.	100	4,845
	Chesapeake Energy Corp.	540,200	20,446,570
	Cimarex Energy Co.	84,300	3,256,509
*	Clayton Williams Energy, Inc.	18,190	523,144
* #	Complete Production Services, Inc.	95,200	1,686,944
*	Comstock Resources, Inc.	60,099	2,013,316
	ConocoPhillips	2,125,046	170,088,682
* #	Dawson Geophysical Co.	400	26,808
* #	Delta Petroleum Corp.	8,728	134,149
	Devon Energy Corp.	617,500	51,135,175
	Diamond Offshore Drilling, Inc.	16,900	1,967,667
* #	Edge Petroleum Corp.	29,700	175,230

7

* #	Encore Acquisition Co.	61,240	1,993,362
*	Energy Partners, Ltd.	9,800	121,324
	ENSCO International, Inc.	85,046	4,579,727
	EOG Resources, Inc.	20,900	1,730,102
* #	EXCO Resources, Inc.	105,200	1,470,696
* #	Exterran Holdings, Inc.	47,289	3,785,012
*	Forest Oil Corp.	97,889	4,608,614
*	Grey Wolf, Inc.	223,700	1,136,396
	Gulf Island Fabrication, Inc.	3,100	98,611
* #	Gulfmark Offshore, Inc.	23,100	1,026,564
* #	Harvest Natural Resources, Inc.	35,500	462,565
*	Helix Energy Solutions Group, Inc.	11,700	474,903
	Helmerich & Payne, Inc.	86,900	3,002,395
	Hess Corp.	302,400	21,536,928
*	Hkn, Inc.	4,000	34,400
*	Horizon Offshore, Inc.	3,500	59,290
* #	Hornbeck Offshore Services, Inc.	19,000	782,230
* #	Infinity, Inc.	14,571	7,285
	Marathon Oil Corp.	612,990	34,266,141
*	Mariner Energy, Inc.	97,000	2,102,960
	Massey Energy Co.	33,400	1,133,930
*	Meridian Resource Corp.	150,805	262,401
*	National-Oilwell, Inc.	7,158	487,818
*	Natural Gas Services Group	15,260	275,290
*	Newfield Exploration Co.	98,880	4,929,168
*	Newpark Resources, Inc.	133,000	715,540
	Noble Energy, Inc.	242,940	17,501,398
	Occidental Petroleum Corp.	28,852	2,013,004
*	Oil States International, Inc.	50,000	1,585,500
	Overseas Shipholding Group, Inc.	54,800	3,923,680
*	Parker Drilling Co.	76	543
	Patterson-UTI Energy, Inc.	8,200	154,570
* #	Petrohawk Energy Corp.	200,162	3,262,641
* #	Petroleum Development Corp.	16,500	836,055
*	PHI, Inc.	20,697	660,027
*	Pioneer Drilling Co.	84,500	1,006,395
	Pioneer Natural Resources Co.	156,600	6,979,662
*	Plains Exploration & Production Co.	107,479	5,418,016
*	Pride International, Inc.	98,500	3,247,545
* #	Quest Resource Corp.	2,100	16,926
	Range Resources Corp.	28,650	1,165,482
	Rowan Companies, Inc.	66,200	2,343,480
*	SEACOR Holdings, Inc.	29,588	2,679,785
*	Stone Energy Corp.	37,515	1,695,678
*	Swift Energy Corp.	33,430	1,354,249
	Tesoro Petroleum Corp.	61,800	3,039,324
	Tidewater, Inc.	88,400	4,321,876
* #	Trico Marine Services, Inc.	24,200	855,954
*	Union Drilling, Inc.	31,500	400,050
*	Unit Corp.	57,000	2,549,040
#	USEC, Inc.	126,300	1,036,923
	Valero Energy Corp.	492,100	32,020,947
	W&T Offshore, Inc.	65,800	1,737,120
*	Whiting Petroleum Corp.	54,066	2,850,360
Total Energy			533,498,481

8

Financials — (28.8%)
	1st Independence Financial Group, Inc.	100	1,275
	1st Source Corp.	41,411	834,018
	21st Century Holding Co.	8,390	108,399
*	Abington Bancorp, Inc.	400	3,544
	Access National Corp.	600	3,492
	Advanta Corp. Class A	19,950	185,934
	Advanta Corp. Class B	26,550	265,765
	Affirmative Insurance Holdings, Inc.	6,456	71,468
	Alabama National Bancorporation	6,100	471,469
	Alfa Corp.	57,857	1,250,290
*	Allegheny Corp.	8,354	3,416,786
	Allstate Corp.	600,000	30,672,000
#	AMBAC Financial Group, Inc.	70,526	1,920,423
*	AmComp, Inc.	8,400	83,076
	Amcore Financial, Inc.	29,421	691,393
	American Bancorp of New Jersey, Inc.	17,160	183,612
	American Capital Strategies, Ltd.	95,823	3,603,903
	American Equity Investment Life Holding Co.	88,700	799,187
	American Financial Group, Inc.	172,500	5,040,450
*	American Independence Corp.	866	7,959
	American International Group, Inc.	1,674,475	97,337,232
	American National Insurance Co.	42,348	5,062,703
	American Physicians Capital, Inc.	4,950	207,702
	American West Bancorporation	23,786	431,716
* #	AmeriCredit Corp.	105,100	1,205,497
	Ameris Bancorp	1,849	31,119
* #	AmeriServe Financial, Inc.	25,273	73,797
#	Anchor Bancorp Wisconsin, Inc.	22,330	567,629
	AON Corp.	201,300	10,058,961
*	Appalachian Bancshares, Inc.	1,000	10,750
#	Asset Acceptance Capital Corp.	12,821	144,877
#	Assurant, Inc.	113,300	7,413,219
	Astoria Financial Corp.	6,500	162,760
*	B of I Holding, Inc.	7,114	50,865
	Baldwin & Lyons, Inc. Class B	4,700	126,618
	Bancorp Rhode Island, Inc.	400	14,364
	BancorpSouth, Inc.	400	9,784
	BancTrust Financial Group, Inc.	93	1,135
	Bank of America Corp.	1,653,310	76,267,190
*	Bank of Florida Corp.	5,149	65,907
	Bank of Granite Corp.	375	4,331
	BankFinancial Corp.	27,890	440,941
#	BankUnited Financial Corp. Class A	56,000	446,880
	Banner Corp.	19,358	579,966
#	BB&T Corp.	169,900	6,129,992
#	Bear Stearns Companies, Inc.	143,122	14,269,263
	Benjamin Franklin Bancorp, Inc.	5,074	66,875
	Berkshire Hills Bancorp, Inc.	18,300	444,141
	Beverly Hills Bancorp, Inc.	31,773	172,210
	Blackrock, Inc.	111,100	22,038,907
*	BNCCORP., Inc.	494	7,494
#	Boston Private Financial Holdings, Inc.	52,400	1,443,096
	Brookline Bancorp, Inc.	79,734	817,273

9

	Cadence Financial Corp.	7,600	124,260
#	Capital City Bank Group, Inc.	2,400	69,672
#	Capital One Financial Corp.	339,269	18,086,430
	Capital Southwest Corp.	6,376	766,650
	Cardinal Financial Corp.	38,653	370,296
	Cascade Financial Corp.	5,700	77,862
	Cash America International, Inc.	4,600	165,508
#	Cathay General Bancorp	9,900	286,902
* #	Centennial Bank Holdings, Inc.	7,900	39,895
#	Center Bancorp, Inc.	63	753
	Central Pacific Financial Corp.	25,761	520,630
#	CFS Bancorp, Inc.	14,248	202,464
	Chemical Financial Corp.	34,375	862,812
	Chubb Corp.	521,005	28,420,823
	Cincinnati Financial Corp.	169,250	6,766,615
	CIT Group, Inc.	278,400	7,405,440
	Citigroup, Inc.	208,300	6,936,390
	Citizens Community Bancorp, Inc.	7,264	66,756
	Citizens First Bancorp, Inc.	10,138	149,231
	Citizens Republic Bancorp, Inc.	31,100	442,242
	Citizens South Banking Corp.	1,842	21,459
	City Holding Co.	6,500	233,870
#	CNA Financial Corp.	241,900	8,572,936
*	CNA Surety Corp.	53,825	1,110,410
	Colony Bankcorp, Inc.	300	4,800
	Columbia Banking System, Inc.	6,623	204,055
	Comerica, Inc.	83,400	3,818,052
	Commerce Group, Inc.	93,900	3,375,705
* #	Community Bancorp	1,000	18,030
	Community Bank System, Inc.	47,100	950,007
	Community Trust Bancorp, Inc.	21,942	619,861
	Community West Bancshares	400	4,610
	Compass Diversified Holdings	4,500	67,005
* #	CompuCredit Corp.	37,805	489,953
*	Conseco, Inc.	52,880	678,979
* #	Consumer Portfolio Services, Inc.	25,479	84,335
*	Core-Mark Holding Co., Inc.	8,100	217,323
#	Corus Bankshares, Inc.	25,400	241,046
#	Countrywide Financial Corp.	852,998	9,229,438
* #	Cowen Group, Inc.	24,048	258,035
	Crawford & Co. Class A	1,200	3,984
*	Crescent Financial Corp.	9,570	97,518
*	Dearborn Bancorp, Inc.	5,880	60,094
	Delphi Financial Group, Inc. Class A	59,050	2,269,882
#	Delta Financial Corp.	27,635	50,848
	Dime Community Bancshares	20,412	276,991
	Donegal Group, Inc. Class A	33,859	571,879
* #	E*TRADE Financial Corp.	35,127	161,584
*	Eastern Insurance Holdings, Inc.	4,000	64,920
	EMC Insurance Group, Inc.	24,800	603,880
* #	Encore Capital Group, Inc.	38,072	390,999
#	Enterprise Financial Services Corp.	1,000	22,930
	ESB Financial Corp.	500	5,195
	Farmers Capital Bank Corp.	100	2,800
	FBL Financial Group, Inc. Class A	41,500	1,538,405

10

	Federal Agriculture Mortgage Corp. Class A	277	5,138
	Federal Agriculture Mortgage Corp. Class C	13,100	356,451
	Fidelity National Financial, Inc.	293,557	4,585,360
	Fidelity Southern Corp.	9,015	99,165
	Financial Federal Corp.	30,600	675,954
	Financial Institutions, Inc.	1,850	33,355
	First American Corp.	141,500	4,836,470
	First Bancorp	15,110	288,752
#	First Charter Corp.	7,900	237,948
	First Citizens BancShares, Inc.	4,263	667,969
#	First Commonwealth Financial Corp.	83,900	976,596
	First Community Bancorp	37,300	1,678,127
	First Community Bancshares, Inc.	2,977	95,591
#	First Defiance Financial Corp.	400	8,840
	First Financial Corp.	23,372	663,297
	First Indiana Corp.	9,611	306,110
	First M&F Corp.	300	4,944
	First Merchants Corp.	31,341	679,786
	First National Lincoln Corp.	100	1,470
#	First Niagara Financial Group, Inc.	130,180	1,618,137
	First PacTrust Bancorp, Inc.	600	12,120
	First Place Financial Corp.	28,703	414,471
*	First Regional Bancorp	1,200	26,448
	First Security Group, Inc.	600	5,700
	First State Bancorporation	22,200	324,564
	Firstbank Corp.	210	3,305
*	FirstCity Financial Corp.	13,100	106,372
* #	FirstFed Financial Corp.	2,700	94,554
#	Flagstar Bancorp, Inc.	68,400	430,920
	Flushing Financial Corp.	35,296	566,854
	FNB Corp.	276	7,515
	FNB United Corp.	6,679	83,488
*	FPIC Insurance Group, Inc.	10,600	452,938
* #	Franklin Bank Corp.	20,400	86,700
* #	Franklin Credit Management Corp.	1,600	1,680
#	Fremont General Corp.	6,300	15,813
	Fulton Financial Corp.	144,063	1,802,228
	Gateway Financial Holdings, Inc.	20,341	270,332
	GB&T Bancshares, Inc.	19,659	208,779
	German American Bancorp, Inc.	17,280	227,232
*	Great Lakes Bancorp, Inc.	9,899	127,598
	Greene Bancshares, Inc.	16,578	495,185
	GS Financial Corp.	100	1,873
*	Hallmark Financial Services, Inc.	16,700	249,832
	Hancock Holding Co.	1,500	58,815
	Hanmi Financial Corp.	22,459	215,382
	Hanover Insurance Group, Inc.	72,600	3,274,260
	Harleysville Group, Inc.	47,300	1,655,500
	Harleysville National Corp.	32,886	504,800
	Harrington West Financial Group, Inc.	400	4,900
	Hartford Financial Services Group, Inc.	412,713	39,339,803
	HCC Insurance Holdings, Inc.	88,665	2,725,562
	Heartland Financial USA, Inc.	900	17,991
	Heritage Commerce Corp.	9,900	176,220
	HMN Financial, Inc.	4,096	98,181

11

	Home Bancshares, Inc.	11,700	234,351
	Horace Mann Educators Corp.	63,400	1,240,104
	Horizon Financial Corp.	841	14,474
*	HouseValues, Inc.	300	1,026
	Hudson City Bancorp, Inc.	685,228	10,429,170
	Huntington Bancshares, Inc.	16,418	257,598
	IBERIABANK Corp.	13,500	653,400
	Imperial Capital Bancorp, Inc.	1,600	36,480
	Independence Holding Co.	15,400	208,824
	Infinity Property & Casualty Corp.	32,000	1,250,880
	Integra Bank Corp.	22,600	363,182
	Intervest Bancshares Corp.	4,200	66,906
	Irwin Financial Corp.	32,500	264,225
	Janus Capital Group, Inc.	294,229	9,877,268
	Jefferies Group, Inc.	45,600	1,165,536
	JPMorgan Chase & Co.	2,997,448	136,743,578
	KeyCorp	236,600	6,232,044
*	KMG America Corp.	200	1,240
	KNBT Bancorp, Inc.	47,779	757,775
*	Knight Capital Group, Inc.	100,607	1,343,103
* #	LaBranche & Co., Inc.	2,500	13,275
#	Lakeland Bancorp, Inc.	27,519	316,744
	LandAmerica Financial Group, Inc.	15,700	413,224
	Landmark Bancorp, Inc.	1,470	40,337
	Legacy Bancorp, Inc.	14,600	185,858
	Legg Mason, Inc.	63,100	4,815,161
	Lehman Brothers Holdings, Inc.	74,515	4,666,874
#	Leucadia National Corp.	285,600	13,411,776
	Lincoln National Corp.	407,407	25,084,049
	LNB Bancorp, Inc.	11,389	162,293
	Loews Corp.	802,700	38,361,033
	M&T Bank Corp.	44,600	4,056,816
	MainSource Financial Group, Inc.	31,910	480,565
*	Marlin Business Services, Inc.	12,600	170,100
	Marshall & Ilsley Corp.	39,980	1,258,171
	MB Financial, Inc.	48,800	1,546,960
#	MBIA, Inc.	136,380	4,979,234
#	MBT Financial Corp.	17,400	165,300
	MCG Capital Corp.	56,339	636,631
*	Meadowbrook Insurance Group, Inc.	56,480	519,051
	Medallion Financial Corp.	20,360	200,139
	Mercantile Bank Corp.	354	6,064
	Mercer Insurance Group, Inc.	11,035	195,430
	Mercury General Corp.	59,400	3,082,266
	Merrill Lynch & Co., Inc.	326,416	19,565,375
	MetLife, Inc.	1,031,200	67,636,408
#	MGIC Investment Corp.	11,200	263,424
	MicroFinancial, Inc.	700	4,361
	Midland Co.	5,287	338,157
#	Midwest Banc Holdings, Inc.	3,522	44,377
	Morgan Stanley	332,750	17,542,580
	MutualFirst Financial, Inc.	1,500	26,100
	National City Corp.	750,400	14,827,904
#	National Penn Bancshares, Inc.	35,176	552,615
	National Western Life Insurance Co. Class A	700	140,679

12

	Nationwide Financial Services, Inc.	74,700	3,343,572
*	Navigators Group, Inc.	21,900	1,285,530
	Nelnet, Inc. Class A	1,300	17,927
	New Hampshire Thrift Bancshares, Inc.	400	5,000
#	New York Community Bancorp, Inc.	427,924	7,963,666
#	NewAlliance Bancshares, Inc.	167,400	2,159,460
*	Newtek Business Services, Inc.	4,600	5,566
* #	NexCen Brands, Inc.	17,690	79,605
*	North Pointe Holdings Corp.	1,260	13,381
	Northeast Community Bancorp, Inc.	16,024	187,321
	Northrim Bancorp, Inc.	4,115	77,074
#	Northwest Bancorp, Inc.	2,100	58,254
	NYMAGIC, Inc.	13,520	301,226
	Oak Hill Financial, Inc.	6,400	192,512
#	OceanFirst Financial Corp.	12,678	208,680
* #	Ocwen Financial Corp.	34,000	190,400
	Odyssey Re Holdings Corp.	108,000	4,162,320
	Old National Bancorp	4,800	76,704
	Old Republic International Corp.	293,312	4,402,613
	Omega Financial Corp.	21,511	665,765
	PAB Bankshares, Inc.	300	4,497
	Pacific Continental Corp.	500	7,350
*	Pacific Mercantile Bancorp	3,957	52,351
*	Pacific Premier Bancorp, Inc.	300	2,808
	Pamrapo Bancorp, Inc.	100	2,037
	Park National Corp.	2,400	181,368
	Parkvale Financial Corp.	200	5,762
	Partners Trust Financial Group, Inc.	77,727	991,019
	Patriot Capital Funding, Inc.	17,141	183,752
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	26,800	176,880
*	Pennsylvania Commerce Bancorp, Inc.	100	2,807
	Peoples Bancorp of North Carolina	300	4,914
	Peoples Bancorp, Inc.	17,618	426,179
	People’s United Financial, Inc.	58,263	988,723
	PFF Bancorp, Inc.	15,100	141,940
*	Pico Holdings, Inc.	24,700	950,703
*	Pinnacle Financial Partners, Inc.	7,800	227,214
*	Piper Jaffray Companies, Inc.	3,100	143,592
*	PMA Capital Corp. Class A	38,757	338,736
	PNC Financial Services Group, Inc.	51,000	3,733,710
*	Porter Bancorp, Inc.	300	6,039
	Premier Financial Bancorp, Inc.	400	5,200
	Presidential Life Corp.	23,958	413,036
	Princeton National Bancorp, Inc.	200	4,804
	Principal Financial Group, Inc.	201,500	13,196,235
*	ProAssurance Corp.	41,575	2,279,973
	ProCentury Corp.	16,960	238,627
	Prosperity Bancshares, Inc.	26,700	858,138
	Protective Life Corp.	88,700	3,670,406
	Provident Bankshares Corp.	34,230	802,694
	Provident Financial Holdings, Inc.	9,189	167,791
#	Provident Financial Services, Inc.	62,828	933,624
#	Provident New York Bancorp	72,800	888,160
	Prudential Financial, Inc.	407,300	38,343,222

13

	Pulaski Financial Corp.	1,850	19,962
#	Radian Group, Inc.	87,404	991,161
	Rainier Pacific Financial Group, Inc.	9,409	139,347
	Regions Financial Corp.	611,811	16,170,165
	Reinsurance Group of America, Inc.	93,900	5,080,929
	Renasant Corp.	27,350	533,599
	Republic Bancorp, Inc. Class A	1,900	30,875
*	Republic First Bancorp, Inc.	744	5,729
#	Resource America, Inc.	17,900	290,338
* #	Rewards Network, Inc.	16,217	84,815
	Riverview Bancorp, Inc.	17,745	232,460
	RLI Corp.	34,200	2,039,346
	Rockville Financial, Inc.	437	5,974
	Rome Bancorp, Inc.	12,535	146,033
	Royal Bancshares of Pennsylvania, Inc. Class A	300	3,588
*	RTW, Inc.	2,300	28,221
	SAFECO Corp.	155,666	8,983,485
	Safety Insurance Group, Inc.	8,400	306,684
#	Sanders Morris Harris Group, Inc.	38,875	378,254
	Sandy Spring Bancorp, Inc.	18,023	529,155
	SCBT Financial Corp.	600	18,600
*	SCPIE Holdings, Inc.	700	19,019
*	Seabright Insurance Holdings	33,970	526,875
	Seacoast Banking Corp. of Florida	8,176	102,609
#	Security Bank Corp.	23,611	266,096
	Selective Insurance Group, Inc.	82,800	1,953,252
	Shore Bancshares, Inc.	600	14,250
* #	SI Financial Group, Inc.	1,900	19,247
	Simmons First National Corp. Class A	24,400	636,596
#	South Financial Group, Inc.	97,879	1,753,992
*	Southcoast Financial Corp.	300	4,470
	Southern Community Financial Corp.	23,587	160,392
*	Southern First Bancshares, Inc.	400	7,200
#	Sovereign Bancorp, Inc.	679,583	7,998,692
	StanCorp Financial Group, Inc.	27,000	1,406,430
	State Auto Financial Corp.	47,900	1,335,452
	Sterling Financial Corp.	22,488	403,210
	Stewart Information Services Corp.	26,600	720,062
* #	Stratus Properties, Inc.	500	15,700
* #	Sun American Bancorp	560	2,666
* #	Sun Bancorp, Inc.	37,742	635,953
	SunTrust Banks, Inc.	250,100	17,534,511
* #	Superior Bancorp	12,700	76,073
#	Susquehanna Bancshares, Inc.	77,485	1,541,182
*	Susser Holdings Corp.	5,000	117,900
	SWS Group, Inc.	16,200	219,672
	Taylor Capital Group, Inc.	2,694	59,645
	TF Financial Corp.	200	5,298
#	The Colonial BancGroup, Inc.	119,200	1,897,664
	The Phoenix Companies, Inc.	88,600	1,064,972
	The Travelers Companies, Inc.	746,700	39,657,237
	The Wilber Corp.	600	5,412
	TierOne Corp.	24,400	570,960
	Timberland Bancorp, Inc.	3,000	46,500
	Torchmark Corp.	74,800	4,613,664

14

	Transatlantic Holdings, Inc.	80,903	6,015,138
* #	Triad Guaranty, Inc.	10,200	87,822
	UMB Financial Corp.	46,740	1,758,359
#	Umpqua Holdings Corp.	55,258	891,864
*	Unico American Corp.	1,900	19,760
#	Union Bankshares Corp.	14,612	302,615
	UnionBanCal Corp.	20,400	1,101,396
	United Community Financial Corp.	50,300	285,201
	United Financial Bancorp, Inc.	13,337	143,639
	United Fire & Casualty Co.	38,923	1,199,607
* #	United PanAm Financial Corp.	15,900	89,040
	United Western Bancorp, Inc.	11,360	238,674
	Unitrin, Inc.	107,300	4,963,698
	Unity Bancorp, Inc.	2,786	25,436
*	Universal American Financial Corp.	46,291	1,103,577
	Univest Corporation of Pennsylvania	10,552	224,758
	Unum Group	498,400	12,380,256
#	Vineyard National Bancorp Co.	13,010	140,508
#	Virginia Financial Group, Inc.	583	10,063
	W. R. Berkley Corp.	103,355	3,160,596
	Wachovia Corp.	1,460,554	62,803,822
	Washington Federal, Inc.	114,645	2,690,718
	Washington Savings Bank, F.S.B.	100	582
	Webster Financial Corp.	64,400	2,169,636
	Wesbanco, Inc.	34,658	831,099
	Wesco Financial Corp.	4,973	2,148,336
	Whitney Holding Corp.	34,675	950,095
	Willow Financial Bancorp, Inc.	28,169	264,789
*	Wilshire Enterprises, Inc.	600	2,334
#	Wintrust Financial Corp.	26,100	921,852
	Zenith National Insurance Corp.	19,800	832,194
	Zions Bancorporation	16,900	922,233
* #	ZipRealty, Inc.	6,969	34,706
Total Financials			1,198,457,799

Health Care — (3.2%)
*	Accelrys, Inc.	10,000	80,300
* #	Adolor Corp.	6,302	24,578
	Aetna, Inc.	218,373	12,202,683
* #	Air Methods Corp.	3,200	168,480
*	Albany Molecular Research, Inc.	34,810	459,840
*	Allied Healthcare International, Inc.	51,255	126,087
*	Allion Healthcare, Inc.	23,000	134,780
	Alpharma, Inc. Class A	59,530	1,250,130
*	American Dental Partners, Inc.	2,650	52,815
	AmerisourceBergen Corp.	132,444	6,008,984
*	AMICAS, Inc.	68,549	169,316
*	AMN Healthcare Services, Inc.	150	2,532
	Analogic Corp.	19,133	1,029,738
*	AngioDynamics, Inc.	31,950	620,150
*	Applera Corp. - Celera Group	84,500	1,277,640
* #	Arena Pharmaceuticals, Inc.	2,400	21,000
* #	Arqule, Inc.	2,100	13,629
	Atrion Corp.	100	11,877
* #	ATS Medical, Inc.	8,800	17,336

15

*	Avigen, Inc.	3,116	13,025
*	BioScrip, Inc.	65,100	572,229
*	Boston Scientific Corp.	873,657	11,034,288
*	Bradley Pharmaceuticals, Inc.	20,400	401,676
*	Bruker BioSciences Corp.	8,300	77,107
* #	Caliper Life Sciences, Inc.	31,300	171,211
*	Cantel Medical Corp.	24,326	430,327
* #	Capital Senior Living Corp.	29,778	244,477
*	Cardiac Science Corp.	37,674	317,592
*	Charles River Laboratories International, Inc.	1,200	76,236
	Chemed Corp.	1,900	102,885
	Cigna Corp.	70,100	3,758,061
* #	Coley Pharmaceutical Group, Inc.	834	6,647
* #	Community Health Systems, Inc.	65,234	2,180,120
*	Conmed Corp.	38,590	960,119
#	Cooper Companies, Inc.	57,037	2,454,302
*	Cross Country Healthcare, Inc.	36,400	529,984
	Datascope Corp.	7,345	268,754
*	Digirad Corp.	21,185	75,842
* #	Emisphere Technologies, Inc.	1,000	3,260
* #	Enzon Pharmaceuticals, Inc.	100	946
*	E-Z-EM, Inc.	16,400	339,480
* #	Gene Logic, Inc.	28,088	27,557
* #	Genitope Corp.	50,340	211,931
*	Gentiva Health Services, Inc.	47,319	854,581
* #	Greatbatch, Inc.	33,060	680,375
*	Hanger Orthopedic Group, Inc.	9,000	94,140
*	Harvard Bioscience, Inc.	575	2,438
*	HealthTronics, Inc.	42,921	181,985
* #	Hi-Tech Pharmacal Co., Inc.	18,809	188,842
	Hooper Holmes, Inc.	63,800	103,994
*	Implant Sciences Corp.	200	280
* #	Infinity Pharmaceuticals, Inc.	3,275	31,407
*	IntegraMed America, Inc.	7,750	96,488
	Invacare Corp.	32,500	845,000
*	Invitrogen Corp.	35,600	3,453,556
*	Iridex Corp.	1,200	3,264
*	Kindred Healthcare, Inc.	43,700	1,073,709
* #	La Jolla Pharmaceutical Co.	2,400	8,904
*	Langer, Inc.	13,247	33,118
* #	Lannet Co., Inc.	8,300	29,880
* #	LifePoint Hospitals, Inc.	2,871	90,838
* #	Martek Biosciences Corp.	4,700	121,542
*	Matria Healthcare, Inc.	31,000	704,320
*	Maxygen, Inc.	42,510	321,801
	McKesson Corp.	53,200	3,550,036
*	MedCath Corp.	35,320	897,834
*	Medco Health Solutions, Inc.	81,500	8,149,185
*	Medical Staffing Network Holdings, Inc.	16,700	101,870
*	MEDTOX Scientific, Inc.	6,750	122,783
* #	Merge Technologies, Inc.	32,175	42,149
*	Millennium Pharmaceuticals, Inc.	319,285	4,706,261
* #	Nabi Biopharmaceuticals	12,200	40,260
* #	Neurocrine Biosciences, Inc.	41,552	541,007
*	Neurogen Corp.	500	1,650

16

*	Nutraceutical International Corp.	9,090	100,263
	Omnicare, Inc.	74,400	1,895,712
*	Orchid Cellmark, Inc.	3,350	15,343
*	Osteotech, Inc.	23,010	189,142
*	Parexel International Corp.	7,800	345,150
*	PDI, Inc.	14,000	135,800
#	PerkinElmer, Inc.	152,800	4,168,384
#	Perrigo Co.	1,900	58,710
* #	Pharmacyclics, Inc.	500	1,025
* #	Pharmanet Development Group, Inc.	28,040	1,107,580
* #	PharMerica Corp.	8,937	131,642
*	Prospect Medical Holdings, Inc.	14,274	60,522
*	Quidel Corp.	500	9,450
*	Regeneration Technologies, Inc.	900	7,992
*	RehabCare Group, Inc.	27,481	634,811
*	Renovis, Inc.	24,444	82,376
*	Res-Care, Inc.	9,560	217,777
* #	Sciele Pharma, Inc.	3,665	81,803
	Span-American Medical System, Inc.	900	10,746
*	Spectrum Pharmaceuticals, Inc.	2,400	7,848
*	SRI/Surgical Express, Inc.	1,600	6,752
*	SunLink Health Systems, Inc.	100	621
*	Symmetry Medical, Inc.	18,200	306,488
*	Synovis Life Technologies, Inc.	7,880	148,223
*	Theragenics Corp.	26,800	105,324
*	Thermo Fisher Scientific, Inc.	120,400	6,939,856
* #	Urologix, Inc.	19,972	26,163
* #	Vical, Inc.	21,330	97,691
*	Watson Pharmaceuticals, Inc.	119,400	3,499,614
*	WellPoint, Inc.	434,292	36,571,729
*	Zoll Medical Corp.	7,600	176,928
Total Health Care			132,144,913

Industrials — (9.2%)
	A.O. Smith Corp.	24,700	874,133
*	AAR Corp.	12,400	409,448
*	ABX Air, Inc.	1,746	7,770
*	Accuride Corp.	43,100	327,129
	Aceto Corp.	31,800	251,856
* #	Active Power, Inc.	10,134	22,802
* #	AGCO Corp.	91,300	6,294,222
	Alamo Group, Inc.	16,485	304,973
* #	Alaska Air Group, Inc.	20,000	506,600
	Albany International Corp. Class A	17,000	657,390
#	Alexander & Baldwin, Inc.	63,000	3,236,940
* #	Allied Defense Group, Inc.	489	2,861
*	Allied Waste Industries, Inc.	321,600	3,669,456
* #	Amerco, Inc.	12,600	824,922
* #	American Superconductor Corp.	3,800	91,732
#	Ameron International Corp.	7,300	772,194
	Ampco-Pittsburgh Corp.	2,100	73,962
*	AMR Corp.	2,200	46,596
#	Amrep Corp.	500	16,530
	Angelica Corp.	10,500	181,965
#	Apogee Enterprises, Inc.	8,500	188,870

17

	Applied Industrial Technologies, Inc.	53,325	1,610,948
	Applied Signal Technologies, Inc.	15,594	199,135
* #	Argon ST, Inc.	1,440	26,237
#	Arkansas Best Corp.	32,500	741,000
*	Arotech Corp.	21,098	54,433
*	Avis Budget Group, Inc.	103,018	1,548,361
*	Axsys Technologies, Inc.	12,900	545,670
* #	AZZ, Inc.	2,100	56,238
	Baldor Electric Co.	22,400	756,000
*	Baldwin Technology Co., Inc. Class A	6,463	31,669
	Barnes Group, Inc.	15,000	464,400
	Belden, Inc.	61,650	2,838,983
#	Bowne & Co., Inc.	19,714	356,035
	Briggs & Stratton Corp.	52,600	1,199,280
	Burlington Northern Santa Fe Corp.	523,260	43,702,675
#	C&D Technologies, Inc.	37,377	197,724
*	Casella Waste Systems, Inc. Class A	1,600	23,952
	CDI Corp.	24,400	650,748
* #	Celadon Group, Inc.	4,500	35,100
	Champion Industries, Inc.	3,986	21,564
	CIRCOR International, Inc.	18,850	817,902
	Comfort Systems USA, Inc.	900	10,575
*	Commercial Vehicle Group, Inc.	31,670	422,161
*	Competitive Technologies, Inc.	1,300	2,782
*	Consolidated Graphics, Inc.	5,500	284,515
*	Cornell Companies, Inc.	3,700	87,024
*	Covenant Transport Group Class A	4,818	34,352
*	CPI Aerostructures, Inc.	9,272	80,852
	CSX Corp.	672,000	28,224,000
	Cubic Corp.	37,500	1,480,500
	Curtiss-Wright Corp.	2,144	115,647
	Deere & Co.	2,300	395,140
*	Delta Air Lines, Inc.	190,100	3,756,376
*	Dollar Thrifty Automotive Group, Inc.	22,900	594,026
	DRS Technologies, Inc.	62,400	3,694,704
*	Ducommun, Inc.	19,378	712,335
	Eastern Co.	115	2,274
	Eaton Corp.	200	17,862
#	EDO Corp.	6,100	340,502
	Electro Rent Corp.	41,791	571,701
#	Encore Wire Corp.	33,080	565,668
*	EnerSys	60,639	1,411,070
	Ennis, Inc.	31,200	572,832
*	EnPro Industries, Inc.	24,200	740,520
*	Esterline Technologies Corp.	33,520	1,750,414
*	Exponent, Inc.	1,600	44,560
* #	ExpressJet Holdings, Inc.	51,800	129,500
	Federal Signal Corp.	58,590	673,785
* #	First Advantage Corp.	4,462	81,208
*	First Consulting Group, Inc.	1,900	24,320
* #	Frontier Airlines Holdings, Inc.	15,400	93,940
	Frozen Food Express Industries, Inc.	6,500	35,880
* #	FuelCell Energy, Inc.	13,772	124,912
	G & K Services, Inc. Class A	29,943	1,217,782
*	Gardner Denver Machinery, Inc.	3,910	129,460

18

	GATX Corp.	80,297	2,973,398
* #	Gehl Co.	12,650	205,057
*	Genesee & Wyoming, Inc.	7,050	184,710
*	GP Strategies Corp.	14,909	133,585
	Granite Construction, Inc.	2,600	106,652
#	Greenbrier Companies, Inc.	26,269	582,646
*	Griffon Corp.	26,670	344,576
	Hardinge, Inc.	16,749	264,132
#	Heico Corp.	9,400	463,044
	Heico Corp. Class A	4,770	190,800
*	Henry Bros. Electronics, Inc.	8,600	43,000
*	Herley Industries, Inc.	5,800	81,954
*	Hub Group, Inc. Class A	2,000	52,160
*	Hudson Highland Group, Inc.	3,780	33,680
*	Huttig Building Products, Inc.	24,100	92,062
#	IKON Office Solutions, Inc.	195,800	2,472,954
*	Industrial Distribution Group, Inc.	1,300	14,586
* #	Innovative Solutions & Support, Inc.	1,200	17,076
* #	Insituform Technologies, Inc. Class A	9,500	123,405
*	International Shipholding Corp.	600	15,396
*	Intersections, Inc.	26,209	259,207
	J.B. Hunt Transport Services, Inc.	19,831	521,357
* #	JetBlue Airways Corp.	110,700	774,900
*	Kadant, Inc.	5,957	175,493
	Kaman Corp. Class A	38,097	1,215,294
* #	Kansas City Southern	69,900	2,406,657
	Kelly Services, Inc. Class A	31,704	603,961
	Kennametal, Inc.	63,100	4,924,955
*	Key Technology, Inc.	5,100	177,225
*	Kforce, Inc.	900	9,765
*	K-Tron International, Inc.	200	22,800
*	L.B. Foster Co. Class A	700	32,067
	L.S. Starrett Co. Class A	300	5,652
* #	Labor Ready, Inc.	20	301
*	Ladish Co., Inc.	3,000	132,480
	Lawson Products, Inc.	1,080	36,536
*	Layne Christensen Co.	800	45,560
*	LECG Corp.	43,564	690,925
*	LGL Group, Inc.	400	2,760
#	LSI Industries, Inc.	7,550	155,983
*	Lydall, Inc.	9,100	88,179
* #	M&F Worldwide Corp.	20,390	1,047,434
*	Mac-Gray Corp.	7,000	84,000
*	Magnetek, Inc.	8,400	36,876
*	MAIR Holdings, Inc.	1,415	7,146
	Manpower, Inc.	27,200	1,661,920
*	Marten Transport, Ltd.	35,295	386,833
	McGrath Rentcorp.	5,108	135,822
* #	Medialink Worldwide, Inc.	6,800	27,608
*	Merrimac Industries, Inc.	1,100	10,120
*	Mesa Air Group, Inc.	23,700	89,586
* #	MFRI, Inc.	1,200	17,352
*	Miller Industries, Inc.	2,800	36,484
*	Misonix, Inc.	5,200	24,700
*	Mobile Mini, Inc.	19,600	376,712

19

*	MTC Technologies, Inc.	21,473	351,084
	Mueller Industries, Inc.	30,100	909,923
	Mueller Water Products, Inc. Class B	50,504	505,545
	NACCO Industries, Inc. Class A	9,700	982,707
*	Nashua Corp.	400	4,684
*	National Technical Systems, Inc.	14,800	100,640
* #	NCI Building Systems, Inc.	22,800	782,724
	Norfolk Southern Corp.	571,500	29,266,515
	Northrop Grumman Corp.	432,410	34,069,584
* #	Orbital Sciences Corp.	25,013	601,813
*	Owens Corning, Inc.	51,222	1,127,396
*	P.A.M. Transportation Services, Inc.	10,336	155,143
	Paccar, Inc.	8,605	435,499
*	Paragon Technologies, Inc.	3,227	25,655
#	Parker Hannifin Corp.	3,900	309,777
*	Park-Ohio Holdings Corp.	19,700	463,738
*	Patrick Industries, Inc.	1,300	15,418
* #	Patriot Transportation Holding, Inc.	206	19,341
	Pentair, Inc.	79,800	2,706,816
*	PHH Corp.	48,938	1,084,466
* #	Plug Power, Inc.	20,100	72,762
	Portec Rail Products, Inc.	300	3,156
*	Powell Industries, Inc.	1,700	69,445
	Precision Castparts Corp.	96,110	14,160,847
#	Preformed Line Products Co.	850	45,773
* #	Protection One, Inc.	1,044	12,183
	Providence & Worcester Railroad Co.	1,000	18,360
*	Quanta Services, Inc.	31,800	870,684
	R. R. Donnelley & Sons Co.	182,300	6,683,118
	Raytheon Co.	392,600	24,282,310
*	RCM Technologies, Inc.	20,900	119,966
	Regal-Beloit Corp.	42,000	1,977,360
*	Republic Airways Holdings, Inc.	48,800	979,904
	Robbins & Myers, Inc.	1,030	70,555
*	Rush Enterprises, Inc. Class A	36,107	569,046
*	Rush Enterprises, Inc. Class B	2,753	43,608
	Ryder System, Inc.	98,100	4,253,616
*	Saia, Inc.	10,800	140,832
	Schawk, Inc.	34,800	500,076
*	School Specialty, Inc.	21,900	781,611
*	Sequa Corp. Class B	700	121,877
	Servidyne, Inc.	4,871	30,200
*	Shaw Group, Inc.	25,300	1,604,526
	Skywest, Inc.	67,230	1,768,821
	Southwest Airlines Co.	820,400	11,608,660
*	Spherion Corp.	22,800	177,384
	SPX Corp.	89,900	9,148,224
	Standex International Corp.	16,600	316,728
	Steelcase, Inc. Class A	37,300	564,349
*	Superior Essex, Inc.	2,000	48,520
	Supreme Industries, Inc.	1,610	9,386
	Sypris Solutions, Inc.	31,236	217,090
*	SYS Technologies	4,000	8,400
#	TAL International Group, Inc.	6,900	156,285
	Technology Research Corp.	9,673	35,210

20

	Tecumseh Products Co. Class A	11,200	266,224
	Teleflex, Inc.	23,500	1,417,755
* #	Terex Corp.	23,600	1,521,020
* #	The Geo Group, Inc.	4,800	122,208
*	Thomas & Betts Corp.	31,400	1,706,904
	Timken Co.	123,300	3,932,037
	Todd Shipyards Corp.	6,100	128,893
* #	TRC Companies, Inc.	28,573	239,727
	Tredegar Industries, Inc.	50,900	736,014
* #	Trex Co., Inc.	3,000	20,670
#	Trinity Industries, Inc.	79,350	2,008,349
	Triumph Group, Inc.	5,400	438,804
* #	UAL Corp.	62,944	2,576,927
	Union Pacific Corp.	409,400	51,641,716
*	United Rentals, Inc.	66,185	1,540,125
*	United Stationers, Inc.	9,700	491,402
	Universal Forest Products, Inc.	16,700	477,787
* #	URS Corp.	48,900	2,811,261
*	US Airways Group, Inc.	1	21
*	USA Truck, Inc.	1,600	23,200
	Viad Corp.	26,100	809,361
#	Vicor Corp.	12,800	184,832
* #	Volt Information Sciences, Inc.	20,100	255,672
	Wabash National Corp.	40,300	278,473
* #	Waste Connections, Inc.	19,425	618,298
	Waste Industries USA, Inc.	7,504	253,635
#	Watts Water Technologies, Inc.	18,900	553,014
*	WCA Waste Corp.	18,665	142,414
#	Werner Enterprises, Inc.	74,717	1,311,283
*	Westaff, Inc.	21,300	80,301
* #	Willis Lease Finance Corp.	1,600	20,960
	Woodward Governor Co.	670	45,922
* #	YRC Worldwide, Inc.	48,891	865,860
Total Industrials			380,593,516

Information Technology — (6.3%)
*	3Com Corp.	336,465	1,450,164
* #	Access Integrated Technologies, Inc.	25,286	113,281
*	Actel Corp.	33,400	366,064
*	ActivIdentity Corp.	77,006	313,414
*	Adaptec, Inc.	199,303	667,665
*	ADC Telecommunications, Inc.	1,839	30,454
* #	Advanced Micro Devices, Inc.	334,100	3,260,816
	Agilysys, Inc.	32,970	457,953
	American Software, Inc. Class A	8,900	63,991
* #	Anadigics, Inc.	2,000	22,020
*	Anaren, Inc.	25,319	389,913
*	Andrew Corp.	168,594	2,471,588
* #	Anixter International, Inc.	12,544	809,088
*	Answerthink, Inc.	66,426	301,574
*	Applied Micro Circuits Corp.	290,572	729,336
* #	Ariba, Inc.	23,700	281,319
*	Arrow Electronics, Inc.	112,500	4,163,625
	Astro-Med, Inc.	250	2,370
*	Authentidate Holding Corp.	2,954	2,249

21

*	Autobytel, Inc.	32,900	105,938
#	Avici Systems, Inc.	16,500	122,595
* #	Avid Technology, Inc.	34,917	926,348
*	Aviza Technology, Inc.	7,636	16,036
*	Avnet, Inc.	126,500	4,364,250
*	Avocent Corp.	46,700	1,162,830
	AVX Corp.	240,700	3,449,231
*	Aware, Inc.	19,335	95,322
*	Axcelis Technologies, Inc.	103,900	492,486
*	AXT, Inc.	30,700	132,931
* #	BearingPoint, Inc.	17,200	62,780
	Bel Fuse, Inc. Class A	2,743	95,868
	Bel Fuse, Inc. Class B	15,150	453,288
*	Bell Industries, Inc.	2,700	4,347
* #	Bell Microproducts, Inc.	14,100	78,960
* #	Benchmark Electronics, Inc.	95,836	1,720,256
	Black Box Corp.	19,000	699,200
*	Bookham, Inc.	14,500	36,830
* #	Borland Software Corp.	109,500	353,685
*	Brooks Automation, Inc.	71,504	960,299
*	CACI International, Inc. Class A	7,500	340,425
*	CalAmp Corp.	8,957	23,109
*	California Micro Devices Corp.	28,394	111,588
* #	CallWave, Inc.	34,751	97,303
*	Captaris, Inc.	36,073	146,456
* #	Carrier Access Corp.	19,765	44,867
*	Cascade Microtech, Inc.	11,500	108,100
*	Catalyst Semiconductor, Inc.	18,745	97,661
*	Catapult Communications Corp.	21,123	153,142
* #	C-COR, Inc.	15,400	189,112
*	CEVA, Inc.	31,174	319,222
*	Checkpoint Systems, Inc.	25,700	610,632
*	Ciber, Inc.	31,700	216,194
* #	Ciena Corp.	316	13,898
* #	Coherent, Inc.	40,280	1,158,856
	Cohu, Inc.	39,681	621,008
	Comarco, Inc.	8,700	45,153
*	CommScope, Inc.	15,600	631,800
	Communications Systems, Inc.	1,149	12,869
* #	Computer Sciences Corp.	169,700	8,963,554
*	Computer Task Group, Inc.	2,200	11,440
*	Compuware Corp.	231,000	1,908,060
* #	Conexant Systems, Inc.	1,448	1,607
*	Credence Systems Corp.	133,184	273,027
* #	Cree, Inc.	2,000	49,260
	CTS Corp.	34,200	361,494
*	Cyberoptics Corp.	13,813	168,380
*	Cybersource Corp.	3,950	57,710
	Dataram Corp.	8,928	30,355
*	Digi International, Inc.	40,800	627,504
*	Digimarc Corp.	17,500	164,325
*	Digital Angel Corp.	4,615	4,338
* #	Ditech Networks, Inc.	48,300	156,009
*	Dot Hill Systems Corp.	65,787	167,099
*	DSP Group, Inc.	18,079	244,609

22

*	Dynamics Research Corp.	15,974	174,915
*	EarthLink, Inc.	22,700	154,133
* #	Echelon Corp.	9,400	157,826
*	Edgewater Technology, Inc.	8,693	56,939
* #	EFJ, Inc.	16,319	47,815
*	Electro Scientific Industries, Inc.	34,300	694,575
	Electronic Data Systems Corp.	516,200	10,458,212
*	Electronics for Imaging, Inc.	20,700	474,858
* #	EMCORE Corp.	14,100	123,657
*	EMS Technologies, Inc.	19,900	579,289
* #	Endwave Corp.	13,400	105,056
* #	Entegris, Inc.	126,900	1,098,954
*	Entertainment Distribution Co., Inc.	32,544	22,781
* #	EPIQ Systems, Inc.	19,500	339,690
* #	eSpeed, Inc.	26,680	269,468
* #	Exar Corp.	14,580	133,990
*	Extreme Networks, Inc.	23,332	84,928
*	Fairchild Semiconductor Corp. Class A	50,966	808,321
*	Faro Technologies, Inc.	1,300	35,126
	Fidelity National Information Services, Inc.	86,739	3,748,860
*	Flextronics International, Ltd.	86,193	1,030,868
	Frequency Electronics, Inc.	14,300	135,421
*	FSI International, Inc.	9,317	16,771
*	Genesis Microchip, Inc.	60,930	307,087
*	Gerber Scientific, Inc.	23,800	226,100
*	Globecomm Systems, Inc.	10,200	114,750
*	Greenfield Online, Inc.	5,800	87,232
*	GTSI Corp.	7,118	68,902
*	Harris Stratex Networks, Inc. Class A	15,000	258,300
	Hewlett-Packard Co.	1,795,200	91,842,432
*	hi/fn, Inc.	14,705	86,318
* #	Hutchinson Technology, Inc.	44,200	1,162,902
* #	Hypercom Corp.	76,154	407,424
*	iGATE Capital Corp.	6,138	51,927
*	Ikanos Communications	2,460	14,588
	Imation Corp.	39,200	786,744
*	InFocus Corp.	27,147	47,236
	InfoSpace, Inc.	38,600	687,466
*	Ingram Micro, Inc.	211,300	4,204,870
*	Innovex, Inc.	8,834	5,124
*	Insight Enterprises, Inc.	66,570	1,318,752
	Integral Systems, Inc.	10,682	266,302
*	Integrated Device Technology, Inc.	226,640	2,749,143
*	Integrated Silicon Solution, Inc.	33,750	220,050
*	International Rectifier Corp.	81,600	2,653,632
* #	Internet Capital Group, Inc.	50,872	568,240
#	Intersil Corp.	207,865	5,184,153
*	Interwoven, Inc.	47,100	578,388
*	Intest Corp.	12,966	29,951
*	IntriCon Corp.	500	6,900
*	Iomega Corp.	7,200	25,704
* #	iPass, Inc.	36,100	157,757
*	IXYS Corp.	40,394	312,246
*	Jaco Electronics, Inc.	296	382
*	JDA Software Group, Inc.	10,300	215,682

23

*	JDS Uniphase Corp.	32,162	432,901
* #	Juniper Networks, Inc.	88,746	2,637,531
* #	Jupitermedia Corp.	15,300	65,637
	Keithley Instruments, Inc.	13,351	126,835
*	Kemet Corp.	14,100	87,420
*	Key Tronic Corp.	18,019	74,779
*	Keynote Systems, Inc.	10,900	149,984
*	Kopin Corp.	53,700	193,320
*	Kratos Defense & Security Solutions, Inc.	64,200	143,808
*	KVH Industries, Inc.	16,969	147,461
* #	L-1 Identity Solutions, Inc.	94,323	1,752,521
* #	Lattice Semiconductor Corp.	133,600	448,896
* #	Lawson Software, Inc.	61,900	601,668
*	Leadis Technolgies, Inc.	700	1,946
* #	LeCroy Corp.	18,231	158,427
*	Logility, Inc.	443	5,360
*	LookSmart, Ltd.	27,080	78,532
*	Loral Space & Communications, Inc.	22,254	761,977
* #	LSI Corp.	121,700	675,435
*	LTX Corp.	14,651	35,162
*	Management Network Group, Inc.	33,841	80,880
#	Marchex, Inc. Class B	11,200	137,872
#	Maximus, Inc.	28,300	1,103,700
*	Mercury Computer Systems, Inc.	29,200	428,072
* #	Merix Corp.	19,900	116,614
* #	Metavante Technologies, Inc.	13,326	303,581
	Methode Electronics, Inc.	57,888	697,550
* #	Micron Technology, Inc.	643,600	5,354,752
*	Microtune, Inc.	5,400	28,080
*	MIVA, Inc.	5,400	15,552
*	MKS Instruments, Inc.	65,190	1,184,502
*	Moldflow Corp.	5,100	81,345
*	MPS Group, Inc.	128,700	1,428,570
* #	MRV Communications, Inc.	57,400	128,576
*	MSC. Software Corp.	400	5,284
*	Nanometrics, Inc.	25,806	258,060
*	Napco Security Systems, Inc.	180	904
* #	Napster, Inc.	300	834
*	NCR Corp.	80,000	1,915,200
*	NetScout Systems, Inc.	25,200	306,180
*	Network Equipment Technologies, Inc.	14,285	177,705
* #	Newport Corp.	56,016	742,772
*	Novell, Inc.	150,500	1,056,510
* #	Novellus Systems, Inc.	54,600	1,420,146
*	Nu Horizons Electronics Corp.	15,132	102,141
* #	Nuance Communications, Inc.	24,400	492,392
#	Openwave Systems, Inc.	62,500	171,875
*	Oplink Communications, Inc.	4,800	77,520
*	OPNET Technologies, Inc.	23,600	216,412
*	Optical Cable Corp.	900	3,609
*	OSI Systems, Inc.	17,900	443,741
*	Overland Storage, Inc.	3,699	5,549
*	OYO Geospace Corp.	200	20,940
*	Palm, Inc.	130,630	910,491
*	PAR Technology Corp.	20,075	146,949

24

	Park Electrochemical Corp.	8,700	256,215
* #	PC Connection, Inc.	41,046	524,978
*	PC-Tel, Inc.	28,078	210,304
	Pegasystems, Inc.	14,790	183,100
*	Perceptron, Inc.	1,800	20,412
*	Performance Technologies, Inc.	13,271	64,497
*	Pericom Semiconductor Corp.	22,633	375,029
*	Perot Systems Corp.	112,740	1,482,531
*	Pervasive Software, Inc.	36,268	162,843
*	Phoenix Technologies, Ltd.	7,700	104,720
*	Photon Dynamics, Inc.	20,560	185,040
*	Photronics, Inc.	43,100	443,499
*	Planar Systems, Inc.	14,000	79,520
* #	PlanetOut, Inc.	340	2,288
* #	PLATO Learning, Inc.	15,800	64,464
*	Plexus Corp.	10,100	300,576
*	PLX Technology, Inc.	2,800	27,552
* #	Powerwave Technologies, Inc.	173,217	717,118
* #	Presstek, Inc.	3,498	20,883
* ●	Price Communications Liquidation Trust	47,738	6,520
	Printronix, Inc.	10,046	155,914
*	Qualstar Corp.	700	2,240
*	Quantum Corp.	80,800	256,136
*	QuickLogic Corp.	95	338
* #	Rackable Systems, Inc.	32,900	350,385
*	RadiSys Corp.	24,665	383,294
* #	RealNetworks, Inc.	56,100	346,137
	Relm Wireless Corp.	3,600	11,916
* #	RF Micro Devices, Inc.	10,305	59,563
* #	RF Monolithics, Inc.	11,003	62,937
	Richardson Electronics, Ltd.	11,478	74,722
*	Rudolph Technologies, Inc.	23,043	275,364
*	S1 Corp.	84,600	627,732
* #	Safeguard Scientifics, Inc.	101,600	200,152
* #	Sandisk Corp.	936	35,044
*	Sanmina-SCI Corp.	369,600	654,192
*	SCM Microsystems, Inc.	18,612	65,328
*	Seachange International, Inc.	28,300	213,382
*	Secure Computing Corp.	107,400	974,118
*	Selectica, Inc.	18,822	31,245
* #	Semitool, Inc.	26,400	243,936
*	SI International, Inc.	21,629	561,489
*	Sigmatel, Inc.	22,050	43,218
* #	Silicon Storage Technology, Inc.	136,526	387,734
* #	Skyworks Solutions, Inc.	169,480	1,538,878
*	SonicWALL, Inc.	35,915	363,460
*	Spectrum Control, Inc.	9,829	146,059
*	Staktek Holdings, Inc.	4,167	10,709
*	Standard Microsystems Corp.	18,100	638,387
	StarTek, Inc.	14,045	137,220
* #	STEC, Inc.	20,196	188,227
*	SumTotal Systems, Inc.	400	1,928
*	Sun Microsystems, Inc.	173,975	3,615,201
* #	SupportSoft, Inc.	45,495	197,448
*	Sycamore Networks, Inc.	282,580	1,087,933

25

*	Sykes Enterprises, Inc.	16,000	295,360
*	Symantec Corp.	696,428	12,396,418
* #	Symmetricom, Inc.	65,341	281,620
*	SYNNEX Corp.	51,400	1,061,924
*	Tech Data Corp.	68,200	2,565,002
	Technitrol, Inc.	14,000	374,780
*	Technology Solutions Co.	3,555	11,909
*	TechTeam Global, Inc.	13,534	171,882
* #	Tellabs, Inc.	411,872	2,866,629
*	Telular Corp.	19,155	128,339
*	Tessco Technologies, Inc.	1,400	22,862
*	ThinkEngine Networks, Inc.	100	24
*	Tier Technologies, Inc. Class B	8,900	80,812
*	Tollgrade Communications, Inc.	17,487	138,847
* #	Track Data Corp.	8,032	18,072
*	Trimble Navigation, Ltd.	2,135	79,144
*	Triquint Semiconductor, Inc.	200,310	1,187,838
*	TTM Technologies, Inc.	46,788	565,667
*	Ultratech, Inc.	28,475	341,131
* #	UTStarcom, Inc.	45,105	130,805
*	ValueClick, Inc.	16,700	394,788
* #	Veeco Instruments, Inc.	11,300	189,614
*	Vicon Industries, Inc.	4,810	45,839
*	Vignette Corp.	35,100	539,838
*	Virage Logic Corp.	5,223	43,717
*	Vishay Intertechnology, Inc.	177,900	2,221,971
*	Website Pros, Inc.	1,617	18,207
*	Westell Technologies, Inc.	85,084	129,328
*	White Electronics Designs Corp.	23,400	107,874
*	Winland Electronics, Inc.	300	663
*	Wireless Telecom Group, Inc.	42,288	78,233
*	WPCS International, Inc.	2,300	23,437
*	Xerox Corp.	142,200	2,400,336
*	X-Rite, Inc.	3,200	39,776
*	ZILOG, Inc.	1,300	4,095
*	Zoran Corp.	41,752	911,029
*	Zygo Corp.	15,000	169,350
Total Information Technology			262,115,342

Materials — (4.8%)
	A. Schulman, Inc.	26,800	577,808
	A.M. Castle & Co.	11,000	276,100
	Airgas, Inc.	77,640	3,841,627
	Albemarle Corp.	99,800	4,405,172
#	Alcoa, Inc.	711,352	25,871,872
*	American Pacific Corp.	900	13,230
	Aptargroup, Inc.	12,600	531,846
	Arch Chemicals, Inc.	30,600	1,259,190
	Ashland, Inc.	86,900	4,278,956
	Bemis Co., Inc.	86,270	2,340,505
*	Buckeye Technologies, Inc.	22,600	322,728
	Cabot Corp.	40,100	1,380,242
#	Calgon Carbon Corp.	37,400	544,544
*	Caraustar Industries, Inc.	24,656	101,829
	Carpenter Technology Corp.	28,200	2,127,690

26

	Chemtura Corp.	328,579	2,464,343
	Chesapeake Corp.	12,100	73,810
	Cleveland-Cliffs, Inc.	1,000	90,200
* #	Coeur d’Alene Mines Corp.	35,400	147,618
	Commercial Metals Co.	82,800	2,559,348
* #	Continental Materials Corp.	100	2,715
*	Core Molding Technologies, Inc.	4,930	34,855
	Cytec Industries, Inc.	57,100	3,502,514
*	Domtar Corp.	412,995	3,138,762
	Eastman Chemical Co.	18,600	1,194,306
	Ferro Corp.	49,900	1,057,381
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	10,919,102
	Friedman Industries, Inc.	10,535	76,379
#	Georgia Gulf Corp.	6,300	46,872
	Gibraltar Industries, Inc.	50,500	705,990
	Glatfelter Co.	36,600	550,098
*	Graphic Packaging Corp.	239,300	981,130
	Greif, Inc. Class A	27,200	1,606,704
	H.B. Fuller Co.	25,400	642,366
	Hawkins, Inc.	600	8,880
* #	Headwaters, Inc.	16,500	198,000
	International Paper Co.	432,412	14,593,905
	Kronos Worldwide, Inc.	3	50
	Louisiana-Pacific Corp.	128,400	1,974,792
	Lubrizol Corp.	61,000	3,912,540
	Lyondell Chemical Co.	385,355	18,188,756
*	Material Sciences Corp.	24,611	203,533
	MeadWestavco Corp.	263,198	8,651,318
	Metal Management, Inc.	12,700	584,454
#	Minerals Technologies, Inc.	27,400	1,833,060
*	Mod-Pac Corp.	3,869	31,726
	Monsanto Co.	111,000	11,030,070
	Myers Industries, Inc.	45,050	899,198
	Neenah Paper, Inc.	12,700	383,286
	NL Industries, Inc.	67,500	681,075
	NN, Inc.	22,500	199,575
*	Northern Technologies International Corp.	400	4,500
* #	Northwest Pipe Co.	11,300	375,951
	Olympic Steel, Inc.	2,500	65,350
*	OM Group, Inc.	25,000	1,407,250
*	Owens-Illinois, Inc.	27,100	1,216,519
	Penford Corp.	16,638	402,640
* #	Peoplesupport, Inc.	13,100	184,055
*	PolyOne Corp.	143,480	899,620
	Quaker Chemical Corp.	2,700	58,806
	Quanex Corp.	30,025	1,502,451
* #	Ready Mix, Inc.	4,964	41,698
	Reliance Steel & Aluminum Co.	101,500	5,236,385
	Rock-Tenn Co. Class A	50,900	1,342,742
* #	Rockwood Holdings, Inc.	3,900	131,352
*	Rosetta Resources, Inc.	5,500	100,650
#	RPM International, Inc.	28,000	533,400
	Schnitzer Steel Industries, Inc. Class A	30,900	1,928,778
	Schweitzer-Maudoit International, Inc.	25,600	683,520
	Sensient Technologies Corp.	71,500	1,978,405

27

*	Smurfit-Stone Container Corp.	177,106	1,949,937
#	Spartech Corp.	44,200	603,772
#	Steel Dynamics, Inc.	33,387	1,679,700
	Stepan Co.	15,906	485,769
	Temple-Inland, Inc.	31,200	1,434,264
* #	Terra Industries, Inc.	61,900	2,338,582
	Tronox, Inc. Class A	7,400	61,050
	Tronox, Inc. Class B	13,307	107,787
*	U.S. Concrete, Inc.	56,660	213,042
* #	U.S. Gold Corp.	98,100	336,483
	United States Steel Corp.	80,600	7,874,620
	Valhi, Inc.	96,100	1,760,552
	Valspar Corp.	86,300	1,945,202
	Wausau Paper Corp.	68,700	647,841
#	Wellman, Inc.	27,100	28,455
	Westlake Chemical Corp.	88,300	1,745,691
	Weyerhaeuser Co.	208,465	15,255,469
	Worthington Industries, Inc.	115,300	2,443,207
Total Materials			200,047,545

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (8.2%)
*	Arbinet-thexchange, Inc.	21,179	126,015
	AT&T, Inc.	4,334,318	165,614,291
	CenturyTel, Inc.	103,600	4,416,468
	D&E Communications, Inc.	24,213	352,783
*	General Communications, Inc. Class A	15,980	141,583
	IDT Corp.	4,126	31,935
#	IDT Corp. Class B	54,100	438,751
*	LCC International, Inc. Class A	16,700	40,915
*	Leap Wireless International, Inc.	3,144	109,128
*	Premiere Global Services, Inc.	800	11,024
	Sprint Nextel Corp.	2,367,886	36,749,591
	SureWest Communications	22,739	411,803
	Telephone & Data Systems, Inc.	80,700	5,023,575
	Telephone & Data Systems, Inc. Special Shares	59,700	3,376,035
*	United States Cellular Corp.	20,200	1,656,400
	Verizon Communications, Inc.	2,860,119	123,585,742
*	Xeta Corp.	15,282	65,101
Total Telecommunication Services			342,151,140

Utilities — (0.2%)
	Connecticut Water Services, Inc.	5,059	122,984
*	Dynegy, Inc.	2,287	17,404
*	Maine & Maritimes Corp.	200	6,920
	Middlesex Water Co.	5,356	100,961
* #	NRG Energy, Inc.	3,400	144,126
	Questar Corp.	31,000	1,656,950
*	Reliant Energy, Inc.	284,800	7,416,192
	Southern Union Co.	1	—
	Unitil Corp.	600	16,410
Total Utilities			9,481,947

TOTAL COMMON STOCKS			3,782,926,706

28

	Shares	Value †

TEMPORARY CASH INVESTMENTS — (1.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	56,233,500	56,233,500

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (7.7%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $395,638,936 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 05/01/36 to 04/01/37 & FNMA 5.150%, 06/01/35, valued at $316,539,110) to be repurchased at $307,438,130	$307,320	307,319,523
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $5,411,252 FHLMC 6.000%, 05/01/22, valued at $5,249,913) to be repurchased at $5,074,925	5,073	5,072,980
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $18,055,000 FHLMC 3.334%, 09/01/33, valued at $6,864,890) to be repurchased at $6,665,698	6,663	6,663,127

TOTAL SECURITIES LENDING COLLATERAL			319,055,630

TOTAL INVESTMENTS - (100.0%) (Cost $3,311,456,062)			$4,158,215,836

See accompanying Notes to Financial Statements.

29

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value†

COMMON STOCKS — (89.6%)
Consumer Discretionary — (9.6%)
*	1-800-FLOWERS.COM, Inc.	3,200	$33,504
*	4Kids Entertainment, Inc.	1,000	12,500
*	A.C. Moore Arts & Crafts, Inc.	2,600	41,262
	Aaron Rents, Inc.	5,700	114,627
	Abercrombie & Fitch Co.	10,100	828,604
* #	AbitibiBowater Canada, Inc.	676	15,183
	Acme Communications, Inc.	1,889	5,894
	Acme United Corp.	500	7,100
	Advance Auto Parts, Inc.	12,300	442,308
* #	Aeropostale, Inc.	8,850	226,117
*	AFC Enterprises, Inc.	1,900	20,729
*	Aftermarket Technology Corp.	2,700	75,384
	Aldila, Inc.	700	12,019
*	Alloy, Inc.	1,275	8,606
* #	Amazon.com, Inc.	46,985	4,254,962
	Ambassadors Group, Inc.	623	11,426
#	Ambassadors International, Inc.	1,100	13,222
	American Axle & Manufacturing Holdings, Inc.	6,220	143,806
	American Eagle Outfitters, Inc.	24,750	566,527
	American Greetings Corp. Class A	5,530	128,628
* #	America’s Car-Mart, Inc.	1,800	19,530
	Ameristar Casinos, Inc.	6,500	204,035
*	AnnTaylor Stores Corp.	6,875	209,344
*	Apollo Group, Inc. Class A	19,603	1,500,022
	Arbitron, Inc.	3,500	139,475
	Ark Restaurants Corp.	400	14,720
#	ArvinMeritor, Inc.	9,343	94,458
	Asbury Automotive Group, Inc.	4,500	75,330
*	Ashworth, Inc.	600	2,286
* #	Audible, Inc.	4,200	48,426
*	AutoNation, Inc.	20,800	343,200
*	Autozone, Inc.	7,700	859,551
* #	Avatar Holdings, Inc.	1,000	43,560
* #	Bakers Footwear Group, Inc.	600	1,650
*	Ballantyne of Omaha, Inc.	2,600	15,106
*	Bally Technologies, Inc.	6,400	266,880
	Barnes & Noble, Inc.	8,000	307,600
*	Barry (R.G.) Corp.	1,300	9,438
	Beasley Broadcast Group, Inc.	405	2,835
	Bebe Stores, Inc.	9,300	125,550
* #	Bed Bath and Beyond, Inc.	29,830	938,153
	Belo Corp. Class A	11,000	182,160
*	Benihana, Inc.	900	13,050
*	Benihana, Inc. Class A	1,200	16,800

1

#	Best Buy Co., Inc.	53,650	2,738,832
	Big 5 Sporting Goods Corp.	1,500	24,645
* #	Big Dog Holdings, Inc.	1,483	22,779
* #	Big Lots, Inc.	12,400	231,508
* #	BJ’s Restaurants, Inc.	3,000	53,370
	Black & Decker Corp.	7,500	619,875
#	Blockbuster, Inc. Class A	8,500	30,345
*	Blockbuster, Inc. Class B	5,100	15,351
* #	Blue Nile, Inc.	2,000	147,620
*	Bluegreen Corp.	3,600	25,848
	Blyth, Inc.	4,900	96,383
	Bob Evans Farms, Inc.	4,520	139,397
#	Bon-Ton Stores, Inc.	1,800	21,024
	Books-A-Million, Inc.	2,300	27,807
	BorgWarner, Inc.	7,017	677,912
	Boyd Gaming Corp.	9,520	368,614
	Brinker International, Inc.	13,050	300,541
	Brown Shoe Company, Inc.	5,075	86,123
	Brunswick Corp.	9,430	192,278
*	Buca, Inc.	1,661	1,894
#	Buckle, Inc.	3,350	118,288
* #	Buffalo Wild Wings, Inc.	2,100	60,711
* #	Build-A-Bear-Workshop, Inc.	700	11,039
#	Building Materials Holding Corp.	2,800	16,016
	Bunge, Ltd.	4,000	449,360
*	Burger King Holdings, Inc.	14,100	370,830
* #	Cabela’s, Inc.	8,400	138,936
*	Cablevision Systems New York Group Class A	20,300	548,709
*	Cache, Inc.	2,500	33,475
* #	California Coastal Communities, Inc.	1,600	9,440
* #	California Pizza Kitchen, Inc.	3,750	59,662
	Callaway Golf Co.	9,800	167,188
*	Career Education Corp.	11,004	316,145
* #	CarMax, Inc.	23,998	548,834
#	Carmike Cinemas, Inc.	1,400	16,520
	Carnival Corp.	19,200	866,304
*	Carriage Services, Inc.	3,100	33,077
* #	Carter’s, Inc.	7,400	165,982
* #	Casual Male Retail Group, Inc.	4,900	30,380
	Cato Corp. Class A	4,150	62,499
*	Cavalier Homes, Inc.	1,900	3,876
*	Cavco Industries, Inc.	931	35,136
	CBRL Group, Inc.	2,900	97,034
	CBS Corp. Class A	6,800	186,660
	CBS Corp. Class B	69,750	1,913,242
* #	CEC Entertainment, Inc.	3,600	102,600
#	Centex Corp.	10,700	223,202
* #	Champion Enterprises, Inc.	8,900	80,278
#	Charles and Colvard, Ltd.	1,425	3,377
*	Charlotte Russe Holding, Inc.	3,300	54,318
* #	Charming Shoppes, Inc.	450	2,488
* #	Charter Communications, Inc.	45,250	59,730
* #	Cheesecake Factory, Inc.	6,750	157,207
	Cherokee, Inc.	1,442	45,437
*	Chicos FAS, Inc.	19,200	217,152

2

* #	Chipotle Mexican Grill, Inc.	1,600	213,040
*	Chipotle Mexican Grill, Inc. Class B	2,200	254,144
	Choice Hotels International, Inc.	6,900	239,085
#	Christopher & Banks Corp.	3,850	62,062
*	Chromcraft Revington, Inc.	100	485
	Churchill Downs, Inc.	1,644	86,277
#	Circuit City Stores, Inc.	10,600	68,582
#	Citadel Broadcasting Co.	26,866	61,792
* #	Citi Trends, Inc.	1,500	23,175
	CKE Restaurants, Inc.	4,500	65,790
	Clear Channel Communications, Inc.	42,835	1,537,776
*	Coach, Inc.	41,150	1,528,311
*	Coinstar, Inc.	3,300	86,229
*	Coldwater Creek, Inc.	10,745	88,646
	Collectors Universe, Inc.	1,137	15,918
#	Columbia Sportswear Co.	4,352	208,940
*	Comcast Corp. Class A	238,371	4,896,140
*	Comcast Corp. Special Class A Non-Voting	115,965	2,343,653
* #	Conn’s, Inc.	2,800	50,680
	Cooper Tire & Rubber Co.	8,200	126,116
*	Corinthian Colleges, Inc.	11,500	200,790
* #	Cosi, Inc.	85	201
* #	Cost Plus, Inc.	397	1,251
	Courier Corp.	2,006	65,937
* #	Cox Radio, Inc.	4,700	55,366
	CPI Corp.	731	20,293
	Craftmade International, Inc.	500	3,975
* #	Crown Media Holdings, Inc.	8,100	58,887
* #	CSK Auto Corp.	4,000	39,000
	CSS Industries, Inc.	1,450	57,391
*	Culp, Inc.	1,566	13,029
* #	Cumulus Media, Inc. Class A	300	2,523
*	Cybex International, Inc.	2,599	12,085
	D.R. Horton, Inc.	26,486	317,037
	Darden Restaurants, Inc.	16,275	647,582
* #	Deckers Outdoor Corp.	1,426	205,586
*	Design Within Reach, Inc.	2,500	9,900
	DeVry, Inc.	8,300	456,334
*	DG Fastchannel, Inc.	2,300	44,988
*	Dick’s Sporting Goods, Inc.	8,800	275,088
#	Dillards, Inc. Class A	8,400	171,276
* #	Directed Electronics, Inc.	1	2
*	Discovery Holding Co. Class A	16,202	396,301
* #	Discovery Holding Co. Class B	190	5,083
	Disney (Walt) Co.	231,347	7,669,153
*	Dixie Group, Inc.	812	7,308
*	Dollar Tree Stores, Inc.	11,400	326,724
#	Dover Downs Gaming & Entertainment, Inc.	2,000	22,100
	Dover Motorsports, Inc.	2,200	14,960
	Dow Jones & Co., Inc.	7,000	418,250
*	DreamWorks Animation SKG, Inc.	8,900	234,070
* #	Drew Industries, Inc.	2,600	71,032
*	drugstore.com, Inc.	10,300	31,518
	E.W. Scripps Co.	15,000	651,750
#	Eastman Kodak Co.	32,698	767,749

3

*	EchoStar Communications Corp. Class A	23,373	1,007,376
*	Einstein Noah Restaurant Group, Inc.	300	5,355
*	Emerson Radio Corp.	2,300	3,220
#	Emmis Communications Corp. Class A	3,600	15,516
	Entercom Communications Corp.	4,200	68,418
* #	Entravision Communications Corp.	6,600	49,368
#	Ethan Allen Interiors, Inc.	3,700	105,672
*	Expedia, Inc.	1,914	62,396
	Family Dollar Stores, Inc.	16,800	395,640
*	Famous Dave’s of America, Inc.	1,300	17,992
	Finish Line, Inc. Class A	658	2,467
* #	Fleetwood Enterprises, Inc.	7,610	41,627
	Foot Locker, Inc.	18,300	238,815
*	Ford Motor Co.	203,328	1,526,993
	Fortune Brands, Inc.	18,160	1,391,964
*	Fossil, Inc.	8,050	348,887
*	Franklin Covey Co.	2,300	16,077
	Fred’s, Inc.	3,267	34,042
	FTD Group, Inc.	3,100	41,540
* #	Fuel Systems Solutions, Inc.	2,050	30,217
*	Full House Resorts, Inc.	2,580	7,172
*	GameStop Corp. Class A	18,197	1,045,418
*	GameTech International, Inc.	996	7,739
* #	Gaming Partners International Corp.	800	6,432
* #	Gander Mountain Co.	573	2,779
	Gannett Co., Inc.	26,500	973,875
#	Gap, Inc.	91,930	1,875,372
*	Gaylord Entertainment Co.	5,037	211,856
*	Gemstar-TV Guide International, Inc.	50,394	297,325
	General Motors Corp.	63,395	1,891,073
*	Genesco, Inc.	2,800	86,800
* #	Gentek, Inc.	1,100	33,000
	Gentex Corp.	16,600	329,012
	Genuine Parts Co.	19,678	945,528
*	Getty Images, Inc.	6,900	201,135
*	G-III Apparel Group, Ltd.	1,875	26,944
*	Goodyear Tire & Rubber Co.	24,352	700,120
*	Gottschalks, Inc.	1,900	7,258
	Gray Television, Inc.	1,000	8,510
*	Great Wolf Resorts, Inc.	3,700	40,034
	Group 1 Automotive, Inc.	2,900	77,952
* #	GSI Commerce, Inc.	5,250	137,130
	Guess?, Inc.	10,806	507,126
* #	Gymboree Corp.	3,800	126,768
	H&R Block, Inc.	36,300	714,384
#	Handleman Co.	1,800	3,978
*	Hanesbrands, Inc.	10,987	310,163
#	Harley-Davidson, Inc.	28,400	1,363,768
#	Harman International Industries, Inc.	7,600	559,360
	Harrah’s Entertainment, Inc.	11,904	1,048,385
*	Harris Interactive, Inc.	6,323	26,493
	Harte-Hanks, Inc.	8,500	142,800
*	Hartmarx Corp.	2,100	8,400
	Hasbro, Inc.	19,000	527,630
*	Hawk Corp.	1,220	19,471

4

*	Hayes Lemmerz International, Inc.	13,158	54,343
	Hearst-Argyle Television, Inc.	5,900	115,522
* #	Hibbett Sporting Goods, Inc.	3,517	75,334
*	Hollywood Media Corp.	6,200	16,492
#	Home Depot, Inc.	222,669	6,359,427
* #	Home Solutions of America, Inc.	6,300	6,678
*	Hot Topic, Inc.	2,325	14,671
* #	Hovnanian Enterprises, Inc. Class A	2,700	20,412
*	IAC/InterActiveCorp.	28,873	803,536
*	Iconix Brand Group, Inc.	7,600	173,204
	Idearc, Inc.	16,775	317,383
#	IHOP Corp.	2,200	111,628
*	Image Entertainment, Inc.	1,800	7,056
*	Infosonics Corp.	800	1,632
	Interactive Data Corp.	11,200	349,776
	Interface, Inc. Class A	6,400	111,616
	International Game Technology	39,800	1,737,668
	International Speedway Corp. Class A	3,400	144,874
*	Interpublic Group of Companies, Inc.	45,516	431,947
*	Interstate Hotels & Resorts, Inc.	1,304	6,090
*	INVESTools, Inc.	7,400	114,330
* #	iRobot Corp.	2,100	33,642
* #	Isle of Capri Casinos, Inc.	4,030	70,444
*	ITT Educational Services, Inc.	4,900	554,386
	J. Alexander’s Corp.	800	8,800
* #	J. Crew Group, Inc.	1,700	81,685
	J.C. Penney Co., Inc.	26,000	1,147,120
*	Jack in the Box, Inc.	7,800	233,610
	Jackson Hewitt Tax Service, Inc.	3,800	122,550
* #	Jakks Pacific, Inc.	3,600	90,864
* #	Jarden Corp.	9,117	240,324
*	Jo-Ann Stores, Inc.	3,100	51,026
	Johnson Controls, Inc.	67,122	2,592,252
	Johnson Outdoors, Inc.	1,287	29,652
	Jones Apparel Group, Inc.	11,600	216,224
* #	Jos. A. Bank Clothiers, Inc.	2,406	62,291
	Kenneth Cole Productions, Inc. Class A	1,300	24,518
	Kimball International, Inc. Class B	2,500	33,350
* #	Kirkland’s, Inc.	1,100	825
* #	Knology, Inc.	1,000	13,440
* #	Kohl’s Corp.	38,100	1,877,568
* #	Kona Grill, Inc.	800	12,600
* #	Krispy Kreme Doughnuts, Inc.	5,900	15,753
*	KSW, Inc.	208	1,396
#	K-Swiss, Inc. Class A	3,000	54,450
*	Lakeland Industries, Inc.	1,000	10,800
* #	Lakes Entertainment, Inc.	3,500	23,240
#	Lamar Advertising Co.	9,500	494,095
#	Landry’s Restaurants, Inc.	400	9,448
* #	Las Vegas Sands Corp.	40,000	4,536,000
*	Lazare Kaplan International, Inc.	473	4,446
	La-Z-Boy, Inc.	4,198	22,921
* #	Lear Corp.	7,700	226,688
	Lee Enterprises, Inc.	4,100	57,400
	Leggett & Platt, Inc.	16,600	341,628

5

* #	Lenox Group, Inc.	2,900	8,149
#	Levitt Corp. Class A	590	1,021
	Libbey, Inc.	1,800	27,918
*	Liberty Global, Inc. Class A	21,394	869,024
*	Liberty Global, Inc. Class B	95	3,831
*	Liberty Global, Inc. Series C	22,188	848,691
*	Liberty Media Holding Corp. Capital Class A	14,573	1,735,061
*	Liberty Media Holding Corp. Capital Class B	95	11,305
*	Liberty Media Holding Corp. Interactive Class A	68,961	1,389,564
* #	LIFE TIME FITNESS, Inc.	4,300	233,576
#	Lifetime Brands, Inc.	1,960	25,127
#	Limited Brands, Inc.	37,510	753,201
* #	Lin TV Corp.	3,400	38,148
*	Lincoln Educational Services	3,100	43,028
* #	Live Nation, Inc.	7,441	99,858
	Liz Claiborne, Inc.	11,200	281,008
*	LKQ Corp.	6,500	258,115
* #	Lodgenet Entertainment Corp.	2,500	48,000
*	Lodgian, Inc.	3,193	36,592
	Lowe’s Companies, Inc.	165,700	4,044,737
*	Luby’s, Inc.	3,700	40,441
#	M/I Homes, Inc.	500	5,015
	Macy’s, Inc.	55,924	1,658,147
*	Maidenform Brands, Inc.	2,400	31,368
#	Marine Products Corp.	5,076	37,359
* #	MarineMax, Inc.	1,800	29,430
	Marriott International, Inc. Class A	44,400	1,665,000
* #	Martha Stewart Living Omnimedia, Inc.	2,500	25,375
* #	Marvel Entertainment, Inc.	9,400	260,380
	Mattel, Inc.	44,927	897,641
	Matthews International Corp. Class A	3,800	167,732
	McDonald’s Corp.	136,469	7,979,342
	McGraw-Hill Companies, Inc.	39,500	1,938,660
	MDC Holdings, Inc.	5,203	184,134
	Media General, Inc. Class A	3,100	76,787
* #	Mediacom Communications Corp.	9,700	43,747
	Meredith Corp.	4,600	253,230
*	MGM Mirage	31,179	2,696,983
*	Midas, Inc.	1,600	26,208
	Modine Manufacturing Co.	3,787	76,800
* #	Mohawk Industries, Inc.	8,226	661,699
	Monaco Coach Corp.	3,300	29,799
*	Monarch Casino & Resort, Inc.	2,100	53,718
	Monro Muffler Brake, Inc.	2,850	60,049
* #	Morgans Hotel Group	4,000	73,960
* #	Morningstar, Inc.	5,000	406,750
*	Morton’s Restaurant Group, Inc.	1,100	12,628
	Movado Group, Inc.	2,400	66,480
*	MTR Gaming Group, Inc.	3,100	21,452
* #	Multimedia Games, Inc.	3,800	30,172
*	Nathan’s Famous, Inc.	1,109	19,396
#	Nautilus Group, Inc.	4,100	23,575
* #	Navarre Corp.	1,700	3,587
* #	Netflix, Inc.	7,500	173,250
	New Frontier Media, Inc.	2,900	14,065

6

	Newell Rubbermaid, Inc.	31,680	848,390
	News Corp. Class A	242,115	5,101,363
	News Corp. Class B	112,177	2,431,997
	NIKE, Inc. Class B	44,551	2,924,773
	Nobility Homes, Inc.	35	666
#	Noble International, Ltd.	2,600	42,432
	Nordstrom, Inc.	28,400	952,536
* #	Nutri/System, Inc.	4,100	103,115
* #	NVR, Inc.	800	393,600
* #	Office Depot, Inc.	30,850	528,769
	OfficeMax, Inc.	8,700	216,891
	Omnicom Group, Inc.	37,600	1,833,000
#	Orleans Homebuilders, Inc.	1,500	7,560
	O’Charleys, Inc.	2,600	38,766
*	O’Reilly Automotive, Inc.	13,676	449,393
* #	Outdoor Channel Holdings, Inc.	4,200	29,316
* #	Overstock.com, Inc.	2,830	65,571
	Oxford Industries, Inc.	2,100	52,017
*	Pacific Sunwear of California, Inc.	7,850	128,583
* #	Palm Harbor Homes, Inc.	2,379	26,835
* #	Panera Bread Co.	2,500	100,175
* #	Papa John’s International, Inc.	3,700	87,135
* #	PC Mall, Inc.	1,600	17,392
*	Penn National Gaming, Inc.	9,320	555,006
	Pennichuck Corp.	300	7,551
#	Penske Automotive Group, Inc.	12,100	242,000
*	Perry Ellis International, Inc.	2,100	33,852
*	PetMed Express, Inc.	3,200	40,768
	PETsMART, Inc.	15,600	444,288
	Phillips-Van Heusen Corp.	6,900	292,698
#	Pier 1 Imports, Inc.	100	412
*	Pinnacle Entertainment, Inc.	7,200	197,640
* #	Playboy Enterprises, Inc. Class B	3,600	33,876
* #	PokerTek, Inc.	1,189	8,787
#	Polaris Industries, Inc.	4,220	192,263
	Polo Ralph Lauren Corp.	6,800	469,064
*	Pomeroy IT Solutions, Inc.	300	2,118
* #	Premier Exhibitions, Inc.	3,700	40,256
#	Pre-Paid Legal Services, Inc.	1,600	80,016
* #	Priceline.com, Inc.	4,400	500,720
#	PRIMEDIA, Inc.	4,933	40,451
*	Princeton Review, Inc.	4,259	32,326
* #	Progressive Gaming International Corp.	1,700	4,080
*	Proliance International, Inc.	100	277
*	QEP Co., Inc.	500	5,225
*	Quiksilver, Inc.	16,190	171,614
*	R.H. Donnelley Corp.	8,231	365,621
*	Radio One, Inc. Class D	10,200	20,808
	RadioShack Corp.	15,840	293,040
*	Rainmaker Systems, Inc.	200	1,370
*	RC2 Corp.	2,800	81,424
#	RCN Corp.	2,200	31,944
*	Red Lion Hotels Corp.	1,834	17,606
* #	Red Robin Gourmet Burgers, Inc.	1,900	75,164
* #	RedEnvelope, Inc.	600	3,264

7

	Regis Corp.	5,200	152,828
*	Rentrak Corp.	1,500	21,000
* #	Restoration Hardware, Inc.	4,000	28,240
* #	Retail Ventures, Inc.	5,000	34,700
* #	Rocky Brands, Inc.	300	2,100
	Ross Stores, Inc.	15,500	408,890
*	Rubio’s Restaurants, Inc.	1,297	12,672
	Ruby Tuesday, Inc.	4,300	56,373
	Russ Berrie & Co., Inc.	500	8,300
*	Ruth’s Chris Steak House, Inc.	2,500	30,250
#	Ryland Group, Inc.	4,300	98,900
*	Saga Communications, Inc. Class A	2,025	13,831
	Saks, Inc.	16,800	346,080
	Salem Communications Corp.	1,848	14,784
*	Sally Beauty Holdings, Inc.	4,350	39,628
	Sauer-Danfoss, Inc.	6,000	145,800
*	Scholastic Corp.	5,200	183,248
*	Scientific Games Corp.	10,800	349,812
* #	Sears Holdings Corp.	16,838	1,776,577
	Service Corp. International	34,947	464,096
#	Sherwin-Williams Co.	14,900	936,167
	Shiloh Industries, Inc.	2,092	20,606
*	Shoe Carnival, Inc.	1,861	21,662
* #	Shuffle Master, Inc.	2,175	29,080
*	Silverleaf Resorts, Inc.	200	1,048
	Sinclair Broadcast Group, Inc. Class A	6,900	71,415
*	Skechers U.S.A., Inc. Class A	3,400	77,010
#	Skyline Corp.	1,300	44,070
* #	Smith & Wesson Holding Corp.	4,800	47,808
	Snap-On, Inc.	6,900	337,272
	Sonic Automotive, Inc.	4,105	94,867
*	Sonic Corp.	8,388	204,667
	Sotheby’s Class A	7,652	286,567
* #	Source Interlink Companies, Inc.	3,900	7,839
* #	Spanish Broadcasting System, Inc.	4,200	8,064
#	Spartan Motors, Inc.	3,375	33,682
	Speedway Motorsports, Inc.	5,500	185,625
*	Sport Chalet, Inc. Class A	1,591	11,917
	Sport Supply Group, Inc.	1,597	16,289
	Stage Stores, Inc.	4,250	71,910
*	Stamps.com, Inc.	1,550	19,685
	Standard Motor Products, Inc.	1,900	14,079
#	Standard Pacific Corp.	5,800	20,068
#	Staples, Inc.	81,250	1,925,625
* #	Starbucks Corp.	72,800	1,702,792
	Starwood Hotels & Resorts Worldwide, Inc.	24,248	1,301,633
	Steinway Musical Instruments, Inc.	1,097	30,990
* #	Steven Madden, Ltd.	2,250	51,142
*	Stoneridge, Inc.	2,900	24,128
	Strattec Security Corp.	200	8,880
	Strayer Education, Inc.	1,600	289,376
#	Sturm Ruger & Co., Inc.	3,700	34,225
* #	Sun-Times Media Group, Inc. Class A	5,900	6,136
#	Superior Industries International, Inc.	3,494	64,709
	Superior Uniform Group, Inc.	162	1,831

8

#	Syms Corp.	400	6,480
* #	Syntax-Brillian Corp.	6,200	18,042
#	Systemax, Inc.	4,800	94,800
	Tandy Brand Accessories, Inc.	800	7,592
*	Tandy Leather Factory, Inc.	663	2,718
#	Target Corp.	97,594	5,861,496
	Tempur-Pedic International, Inc.	9,400	279,086
*	Tenneco Automotive, Inc.	5,500	162,745
*	Texas Roadhouse, Inc.	100	1,259
*	The Children’s Place Retail Stores, Inc.	3,100	88,226
*	The DIRECTV Group, Inc.	135,300	3,364,911
* #	The Dress Barn, Inc.	6,300	89,082
	The Marcus Corp.	2,400	43,248
#	The McClatchey Co.	5,198	70,225
	The Men’s Wearhouse, Inc.	5,935	204,876
	The New York Times Co. Class A	14,500	239,250
#	The Pep Boys - Manny, Moe & Jack	5,900	64,487
	The Stanley Works	9,580	499,597
* #	The Steak n Shake Co.	3,200	37,024
#	The TJX Companies, Inc.	52,850	1,550,619
	Thor Industries, Inc.	6,500	229,125
	Tiffany & Co.	15,865	736,612
*	Timberland Co. Class A	5,200	84,656
	Time Warner, Inc.	432,900	7,471,854
* #	TiVo, Inc.	11,500	86,135
*	Toll Brothers, Inc.	15,800	326,586
*	Tractor Supply Co.	4,782	196,158
	Traffix, Inc.	1,269	7,754
	Triarc Companies, Inc. Class A	2,500	21,125
	Triarc Companies, Inc. Class B	2,800	23,548
	Tribune Co.	9,473	294,042
*	True Religion Apparel, Inc.	2,300	40,066
* #	Trump Entertainment Resorts, Inc.	500	2,585
*	TRW Automotive Holdings Corp.	11,600	260,420
	Tupperware Corp.	7,340	256,019
* #	Tween Brands, Inc.	3,500	88,130
* #	Under Armour, Inc. Class A	4,000	198,720
*	Unifi, Inc.	7,900	23,700
	Unifirst Corp.	1,800	67,266
*	Universal Electronics, Inc.	1,700	62,815
*	Universal Technical Institute, Inc.	3,200	56,416
*	Urban Outfitters, Inc.	18,533	485,565
	V.F. Corp.	12,520	936,371
* #	Vail Resorts, Inc.	4,578	254,125
* #	Valassis Communications, Inc.	6,000	73,980
* #	ValueVision Media, Inc. Class A	4,267	28,077
* #	VCG Holding Corp.	2,400	24,600
*	Viacom, Inc. Class A	6,450	270,900
*	Viacom, Inc. Class B	71,966	3,024,011
	Virco Manufacturing Corp.	300	2,382
#	Visteon Corp.	13,600	59,840
*	Volcom, Inc.	2,460	66,346
	WABCO Holdings, Inc.	7,733	363,142
*	Warnaco Group, Inc.	6,102	225,164
#	Warner Music Group Corp.	16,100	121,555

9

* #	WCI Communities, Inc.	3,200	10,752
	Weight Watchers International, Inc.	9,000	429,750
	Wendy’s International, Inc.	11,700	327,951
	Westwood One, Inc.	9,600	18,336
	Whirlpool Corp.	9,575	775,192
	Wiley (John) & Sons, Inc. Class A	5,600	236,040
* #	Williams Controls, Inc.	800	13,976
#	Williams-Sonoma, Inc.	11,600	337,676
*	Wilsons The Leather Experts, Inc.	400	436
	Winnebago Industries, Inc.	3,700	79,624
* #	WMS Industries, Inc.	6,050	202,070
	Wolverine World Wide, Inc.	6,450	159,766
	World Wrestling Entertainment, Inc.	3,100	48,856
* #	WorldSpace, Inc. Class A	300	1,047
	Wyndham Worldwide Corp.	21,139	616,625
	Wynn Resorts, Ltd.	12,550	1,593,097
	Xerium Technologies, Inc.	100	595
*	XM Satellite Radio Holdings, Inc.	17,900	279,240
*	Young Broadcasting, Inc. Class A	2,900	4,089
	Yum! Brands, Inc.	58,443	2,171,157
* #	Zale Corp.	6,300	112,707
* #	Zumiez, Inc.	3,500	97,300
Total Consumer Discretionary			194,626,957

Consumer Staples — (8.9%)
	Alberto-Culver Co.	10,600	270,936
	Alico, Inc.	900	39,951
*	Alliance One International, Inc.	11,000	45,430
	Altria Group, Inc.	241,195	18,707,084
#	Andersons, Inc.	2,200	93,324
	Anheuser-Busch Companies, Inc.	85,717	4,519,000
	Archer-Daniels-Midland Co.	74,120	2,694,262
	Avon Products, Inc.	49,240	2,021,302
*	BJ’s Wholesale Club, Inc.	7,400	277,130
*	Boston Beer Co., Inc. Class A	1,100	36,509
	Brown-Forman Corp. Class A	4,585	336,906
	Brown-Forman Corp. Class B	7,775	549,226
	Calavo Growers, Inc.	300	5,589
#	Cal-Maine Foods, Inc.	3,200	78,816
#	Campbell Soup Co.	44,100	1,619,352
*	Caribou Coffee Co.	200	916
	Casey’s General Stores, Inc.	6,400	185,600
	CCA Industries, Inc.	100	974
* #	Central European Distribution Corp.	5,375	268,750
* #	Central Garden & Pet Co.	2,100	11,277
* #	Central Garden & Pet Co. Class A	3,600	18,900
* #	Chattem, Inc.	2,300	163,093
#	Chiquita Brands International, Inc.	5,100	97,869
#	Church & Dwight Co., Inc.	7,850	440,542
	Clorox Co.	16,852	1,093,358
	Coca-Cola Co.	264,458	16,422,842
	Coca-Cola Enterprises, Inc.	57,843	1,502,183
	Colgate-Palmolive Co.	58,300	4,668,664
	ConAgra, Inc.	56,617	1,416,557
*	Constellation Brands, Inc. Class A	23,200	546,360

10

	Corn Products International, Inc.	9,100	357,903
	Costco Wholesale Corp.	50,300	3,390,220
*	Cuisine Solutions, Inc.	1,464	6,515
	CVS Caremark Corp.	172,702	6,923,623
*	Darling International, Inc.	9,900	101,475
#	Dean Foods Co.	14,690	366,369
	Del Monte Foods Co.	22,930	201,784
	Diamond Foods, Inc.	2,435	48,724
*	Elizabeth Arden, Inc.	3,500	84,105
*	Energizer Holdings, Inc.	7,400	840,862
	Estee Lauder Companies, Inc.	13,900	623,832
	Farmer Brothers Co.	2,000	45,980
	Flowers Foods, Inc.	10,518	244,333
#	General Mills, Inc.	37,875	2,278,181
#	Great Atlantic & Pacific Tea, Inc.	5,400	162,270
* #	Green Mountain Coffee, Inc.	2,791	91,042
* #	Hain Celestial Group, Inc.	5,100	168,708
*	Hansen Natural Corp.	1,200	52,092
	Heinz (H.J.) Co.	36,600	1,731,180
	Hormel Foods Corp.	16,100	639,975
#	Imperial Sugar Co.	900	20,538
	Ingles Market, Inc. Class A	1,500	35,685
*	Integrated Biopharma, Inc.	800	2,480
#	Inter Parfums, Inc.	2,501	45,693
	J & J Snack Foods Corp.	2,100	67,998
	J.M. Smucker Co.	6,576	323,079
	Kellogg Co.	45,170	2,440,987
	Kimberly-Clark Corp.	50,400	3,518,424
	Kraft Foods, Inc.	189,204	6,536,998
	Lancaster Colony Corp.	3,600	138,672
	Lance, Inc.	3,600	74,664
* #	Lifeway Foods, Inc.	2,400	24,432
	Loews Corp. - Carolina Group	12,452	1,107,605
	Longs Drug Stores Corp.	4,500	238,140
	Mannatech, Inc.	2,600	16,406
* #	Maui Land & Pineapple Co., Inc.	1,000	28,150
	McCormick & Co., Inc.	13,500	515,835
* #	Medifast, Inc.	900	3,789
#	MGP Ingredients, Inc.	1,600	13,152
	Molson Coors Brewing Co.	16,638	895,790
	Nash Finch Co.	1,300	46,397
#	National Beverage Corp.	5,040	37,296
*	Natrol, Inc.	1,100	4,785
*	Natural Alternatives International, Inc.	300	2,409
*	NBTY, Inc.	7,600	227,012
	Nu Skin Enterprises, Inc. Class A	7,094	125,493
*	Omega Protein Corp.	2,400	17,280
* #	Pantry, Inc.	2,800	80,612
* #	Parlux Fragrances, Inc.	1,200	4,824
*	Pathmark Stores, Inc.	5,800	74,820
* #	Peet’s Coffee & Tea, Inc.	1,600	42,752
	PepsiAmericas, Inc.	15,700	531,445
	PepsiCo, Inc.	184,690	14,254,374
*	Performance Food Group Co.	4,640	128,482
	Pilgrim’s Pride Corp.	8,200	213,856

11

*	Prestige Brands Holdings, Inc.	5,090	42,349
	PriceSmart, Inc.	3,800	113,354
	Procter & Gamble Co.	359,460	26,600,040
	Ralcorp Holdings, Inc.	3,100	190,309
	Reddy Ice Holdings, Inc.	2,100	54,789
#	Reliv International, Inc.	2,000	15,760
	Reynolds American, Inc.	34,010	2,381,380
* #	Rite Aid Corp.	89,060	331,303
	Rocky Mountain Chocolate Factory, Inc.	1,050	18,396
	Ruddick Corp.	6,100	218,319
	Safeway, Inc.	50,730	1,765,404
#	Sanderson Farms, Inc.	2,550	79,203
* #	Sanfilippo (John B.) & Son, Inc.	600	5,088
	Sara Lee Corp.	83,082	1,398,270
*	Smithfield Foods, Inc.	16,048	482,242
	Spartan Stores, Inc.	2,559	57,577
* #	Spectrum Brands, Inc.	2,600	13,442
* #	Star Scientific, Inc.	6,300	5,985
	SUPERVALU, Inc.	25,575	1,070,825
#	Sysco Corp.	67,400	2,191,174
	Tasty Baking Co.	100	978
#	The Hershey Co.	18,400	734,344
	The Kroger Co.	79,188	2,276,655
#	Tootsie Roll Industries, Inc.	4,194	103,340
* #	TreeHouse Foods, Inc.	2,380	56,097
	Tyson Foods, Inc. Class A	34,650	516,631
* #	United Natural Foods, Inc.	4,600	134,734
	United-Guardian, Inc.	600	6,096
	Universal Corp.	3,200	171,776
* #	USANA Health Services, Inc.	1,900	79,192
	UST, Inc.	18,000	1,042,200
#	Vector Group, Ltd.	7,357	162,001
	Walgreen Co.	107,720	3,941,475
	Wal-Mart Stores, Inc.	469,546	22,491,253
	WD-40 Co.	2,300	91,241
	Weis Markets, Inc.	3,520	144,038
#	Whole Foods Market, Inc.	14,500	623,645
#	Wrigley (Wm.) Jr. Co.	24,762	1,584,768
Total Consumer Staples			179,527,902

Energy — (9.4%)
* #	Abraxas Petroleum Corp.	6,900	23,460
	Adams Resources & Energy, Inc.	600	14,940
*	Allis-Chalmers Energy, Inc.	4,400	66,660
	Alon USA Energy, Inc.	5,800	161,356
* #	Alpha Natural Resources, Inc.	8,070	226,767
*	American Oil & Gas, Inc.	5,400	34,776
	Anadarko Petroleum Corp.	53,219	3,012,195
	Apache Corp.	38,224	3,699,701
	Arch Coal, Inc.	15,800	598,188
* #	Arena Resources, Inc.	4,000	150,360
	Atlas America, Inc.	3,141	178,346
* #	ATP Oil & Gas Corp.	3,400	151,572
*	Atwood Oceanics, Inc.	3,500	305,375
	Baker Hughes, Inc.	36,240	2,908,985

12

* #	Basic Energy Services, Inc.	5,200	101,400
#	Berry Petroleum Corp. Class A	5,140	212,590
* #	Bill Barret Corp.	5,920	228,512
#	BJ Services Co.	33,730	829,083
* #	Bois d’Arc Energy, Inc.	8,471	166,032
* #	Bolt Technology Corp.	700	27,349
*	Boots & Coots International Well Control, Inc.	5,300	6,731
* #	BPZ Resources, Inc.	6,000	68,400
* #	Brigham Exploration Co.	1,800	12,438
* #	Bristow Group, Inc.	3,156	173,580
*	Bronco Drilling Co., Inc.	2,600	37,336
	Cabot Oil & Gas Corp.	11,500	395,830
*	Callon Petroleum Co.	1,600	23,920
* #	Cameron International Corp.	12,439	1,159,688
#	CARBO Ceramics, Inc.	2,650	105,205
*	Carrizo Oil & Gas, Inc.	3,200	155,040
* #	Cheniere Energy, Inc.	6,500	226,200
	Chesapeake Energy Corp.	54,338	2,056,693
	Chevron Corp.	245,464	21,544,375
	Cimarex Energy Co.	10,033	387,575
*	Clayton Williams Energy, Inc.	1,300	37,388
*	CNX Gas Corp.	17,398	535,858
* #	Complete Production Services, Inc.	7,999	141,742
*	Comstock Resources, Inc.	5,800	194,300
	ConocoPhillips	187,038	14,970,522
	CONSOL Energy, Inc.	20,380	1,208,126
* #	Contango Oil & Gas Co.	2,100	99,120
* #	Dawson Geophysical Co.	900	60,318
	Delek US Holdings, Inc.	3,500	64,540
* #	Delta Petroleum Corp.	5,533	85,042
*	Denbury Resources, Inc.	13,900	741,148
	Devon Energy Corp.	51,277	4,246,248
#	Diamond Offshore Drilling, Inc.	15,885	1,849,491
*	Dresser-Rand Group, Inc.	10,030	357,068
* #	Dril-Quip, Inc.	4,800	270,816
* #	Dune Energy, Inc.	2,900	5,829
* #	Edge Petroleum Corp.	900	5,310
	El Paso Corp.	77,684	1,249,159
* #	Encore Acquisition Co.	6,725	218,899
*	Energy Partners, Ltd.	3,300	40,854
	ENSCO International, Inc.	17,111	921,427
	EOG Resources, Inc.	27,366	2,265,357
* #	Evergreen Energy, Inc.	8,900	32,663
*	Evolution Petroleum Corp.	4,053	16,617
*	EXCO Resources, Inc.	8,500	118,830
* #	Exterran Holdings, Inc.	7,076	566,363
	Exxon Mobil Corp.	661,100	58,943,676
*	FMC Technologies, Inc.	17,382	966,092
*	Forest Oil Corp.	10,667	502,202
#	Foundation Coal Holdings, Inc.	5,500	249,920
	Frontier Oil Corp.	12,317	544,411
* #	FX Energy, Inc.	5,000	37,200
* #	Gasco Energy, Inc.	14,100	27,918
* #	Goodrich Petroleum Corp.	3,400	83,062
*	Grant Prideco, Inc.	14,741	709,042

13

* #	Grey Wolf, Inc.	23,300	118,364
	Gulf Island Fabrication, Inc.	2,000	63,620
* #	Gulfmark Offshore, Inc.	2,900	128,876
*	Gulfport Energy Corp.	4,300	89,526
	Halliburton Co.	101,238	3,706,323
* #	Harvest Natural Resources, Inc.	4,500	58,635
*	Helix Energy Solutions Group, Inc.	10,946	444,298
	Helmerich & Payne, Inc.	12,391	428,109
	Hess Corp.	36,090	2,570,330
*	Hkn, Inc.	800	6,880
#	Holly Corp.	6,600	319,770
*	Horizon Offshore, Inc.	1,500	25,410
* #	Hornbeck Offshore Services, Inc.	3,500	144,095
* #	Infinity, Inc.	900	450
	Lufkin Industries, Inc.	1,710	88,937
	Marathon Oil Corp. ADR	78,470	4,386,473
*	Mariner Energy, Inc.	10,541	228,529
	MarkWest Hydrocarbon, Inc.	1,363	83,552
	Massey Energy Co.	9,300	315,735
* #	Matrix Service Co.	3,000	78,270
*	McMoran Exploration Co.	4,200	49,392
*	Meridian Resource Corp.	11,536	20,073
*	Mitcham Industries, Inc.	1,600	29,120
#	Murphy Oil Corp.	22,484	1,608,056
*	NATCO Group, Inc. Class A	2,200	104,588
* #	National Coal Corp.	900	2,889
*	National-Oilwell, Inc.	40,596	2,766,617
*	Natural Gas Services Group	1,600	28,864
*	Newfield Exploration Co.	15,660	780,651
*	Newpark Resources, Inc.	11,300	60,794
	Noble Corp.	28,200	1,470,066
	Noble Energy, Inc.	20,215	1,456,289
	Occidental Petroleum Corp.	95,565	6,667,570
*	Oceaneering International, Inc.	6,439	410,873
*	Oil States International, Inc.	6,100	193,431
*	OMNI Energy Services Corp.	2,000	10,160
	Overseas Shipholding Group, Inc.	4,400	315,040
* #	Pacific Ethanol, Inc.	3,100	18,941
* #	Parallel Petroleum Corp.	4,700	90,005
*	Parker Drilling Co.	13,200	94,380
	Patterson-UTI Energy, Inc.	18,835	355,040
#	Peabody Energy Corp.	30,460	1,694,794
#	Penn Virginia Corp.	4,900	203,938
* #	Petrohawk Energy Corp.	15,464	252,063
* #	Petroleum Development Corp.	1,800	91,206
* #	PetroQuest Energy, Inc.	6,500	86,385
*	PHI, Inc.	1,600	51,024
*	Pioneer Drilling Co.	6,075	72,353
	Pioneer Natural Resources Co.	13,731	611,991
*	Plains Exploration & Production Co.	16,335	823,447
* #	PowerSecure International, Inc.	1,600	21,984
*	Pride International, Inc.	20,147	664,247
* #	Quest Resource Corp.	3,600	29,016
* #	Quicksilver Resources, Inc.	9,170	464,002
	Range Resources Corp.	17,300	703,764

14

*	Rentech, Inc.	9,400	19,552
	Rowan Companies, Inc.	13,378	473,581
#	RPC, Inc.	11,000	122,100
	Schlumberger, Ltd.	21,600	2,018,520
*	SEACOR Holdings, Inc.	2,700	244,539
	Smith International, Inc.	23,200	1,455,104
* #	Southwestern Energy Co.	19,440	967,529
	Spectra Energy Corp.	61,282	1,509,988
#	St. Mary Land & Exploration Co.	7,700	302,610
*	Stone Energy Corp.	3,530	159,556
* #	SulphCo, Inc.	9,200	48,760
#	Sunoco, Inc.	14,495	972,614
*	Superior Energy Services, Inc.	9,626	335,947
*	Superior Well Services, Inc.	2,900	56,231
*	Swift Energy Corp.	3,730	151,102
* #	Syntroleum Corp.	7,300	9,198
*	T-3 Energy Services, Inc.	1,300	65,533
	Tesoro Petroleum Corp.	16,143	793,913
* #	Teton Energy Corp.	2,100	8,757
*	TETRA Technologies, Inc.	8,650	136,756
*	TGC Industries, Inc.	2,971	26,888
	The Williams Companies, Inc.	65,400	2,270,034
	Tidewater, Inc.	6,900	337,341
* #	Toreador Resources Corp.	2,100	13,692
* #	Transmeridian Exploration, Inc.	9,500	16,815
* #	Trico Marine Services, Inc.	1,800	63,666
* #	Tri-Valley Corp.	3,600	22,284
* #	TXCO Resources, Inc.	4,300	51,815
*	Union Drilling, Inc.	2,600	33,020
*	Unit Corp.	5,120	228,966
*	Uranium Resources, Inc.	5,000	59,300
#	USEC, Inc.	11,600	95,236
	Valero Energy Corp.	63,594	4,138,062
* #	Verenium Corp.	5,100	18,615
	W&T Offshore, Inc.	7,400	195,360
* #	Warren Resources, Inc.	7,240	92,382
*	Weatherford International, Ltd.	35,500	2,223,010
* #	Westmoreland Coal Co.	1,200	19,380
*	Westside Energy Corp.	1,300	3,172
*	W-H Energy Services, Inc.	3,600	181,800
*	Whiting Petroleum Corp.	4,950	260,964
	World Fuel Services Corp.	3,500	110,740
	XTO Energy, Inc.	44,290	2,738,008
Total Energy			190,458,891

Financials — (14.7%)
	1st Source Corp.	3,190	64,247
#	21st Century Holding Co.	1,200	15,504
	Advance America Cash Advance Centers, Inc.	9,200	83,904
	Advanta Corp. Class A	1,800	16,776
	Advanta Corp. Class B	3,890	38,939
* #	Affiliated Managers Group, Inc.	3,686	457,985
	Affirmative Insurance Holdings, Inc.	400	4,428
	AFLAC, Inc.	56,375	3,531,330
	Alabama National Bancorporation	2,400	185,496

15

	Alfa Corp.	8,604	185,932
*	Allegheny Corp.	926	378,734
	Allstate Corp.	67,372	3,444,057
*	Alphatec Holdings, Inc.	300	1,377
*	AmComp, Inc.	400	3,956
	Amcore Financial, Inc.	2,700	63,450
	American Bancorp of New Jersey, Inc.	1,200	12,840
	American Capital Strategies, Ltd.	22,150	833,061
	American Equity Investment Life Holding Co.	6,690	60,277
	American Express Co.	135,500	7,991,790
	American Financial Group, Inc.	12,647	369,545
	American International Group, Inc.	294,867	17,140,619
	American National Insurance Co.	3,356	401,210
	American Physicians Capital, Inc.	900	37,764
	American River Bankshares	800	16,120
	American West Bancorporation	2,033	36,899
* #	AmeriCredit Corp.	13,900	159,433
	Ameriprise Financial, Inc.	27,144	1,593,081
	Ameris Bancorp	1,300	21,879
*	Amerisafe, Inc.	2,300	35,098
*	AmeriServe Financial, Inc.	2,300	6,716
#	Anchor Bancorp Wisconsin, Inc.	2,700	68,634
	AON Corp.	35,006	1,749,250
	Arrow Financial Corp.	296	6,361
#	Asset Acceptance Capital Corp.	2,200	24,860
	Associated Banc-Corp.	15,314	416,694
#	Assurant, Inc.	14,430	944,155
#	ASTA Funding, Inc.	1,700	61,472
	Astoria Financial Corp.	11,650	291,716
#	Atlantic Coast Federal Corp.	1,799	22,200
*	B of I Holding, Inc.	900	6,435
	BancFirst Corp.	2,200	102,872
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	2,143	53,232
	BancorpSouth, Inc.	9,803	239,781
	BancTrust Financial Group, Inc.	3	37
	Bank of America Corp.	510,003	23,526,438
*	Bank of Florida Corp.	400	5,120
	Bank of Granite Corp.	1,600	18,480
	Bank of Hawaii Corp.	5,700	296,799
	Bank of New York Mellon Corp.	127,407	6,110,440
#	Bank of the Ozarks, Inc.	2,100	61,089
#	BankAtlantic Bancorp, Inc. Class A	400	1,540
	BankFinancial Corp.	2,400	37,944
#	BankUnited Financial Corp. Class A	3,200	25,536
	Banner Corp.	1,800	53,928
#	BB&T Corp.	61,782	2,229,095
#	Bear Stearns Companies, Inc.	12,410	1,237,277
	Benjamin Franklin Bancorp, Inc.	700	9,226
	Berkshire Hills Bancorp, Inc.	1,499	36,381
	Beverly Hills Bancorp, Inc.	1,800	9,756
	Blackrock, Inc.	13,010	2,580,794
	BOK Financial Corp.	8,029	439,507
	Boston Private Financial Holdings, Inc.	4,900	134,946
	Brooke Corp.	1,400	9,702
	Brookline Bancorp, Inc.	7,800	79,950

16

	Brooklyn Federal Bancorp, Inc.	100	1,350
	Brown & Brown, Inc.	16,300	400,980
	Cadence Financial Corp.	500	8,175
	Camden National Corp.	900	26,730
#	Capital City Bank Group, Inc.	400	11,612
	Capital Corp. of the West	1,100	20,669
	Capital One Financial Corp.	48,017	2,559,786
	Capital Southwest Corp.	408	49,058
#	Capitol Bancorp, Ltd.	1,800	36,072
#	Capitol Federal Financial	8,689	294,470
	Cardinal Financial Corp.	3,000	28,740
	Cascade Financial Corp.	500	6,830
	Cash America International, Inc.	3,700	133,126
* #	Cash Systems, Inc.	2,400	12,456
#	Cathay General Bancorp	6,452	186,979
*	CB Richard Ellis Group, Inc.	25,000	593,750
* #	Centennial Bank Holdings, Inc.	2,300	11,615
#	Center Bancorp, Inc.	2,058	24,614
	Center Financial Corp.	1,700	20,910
	Central Pacific Financial Corp.	3,200	64,672
	Chemical Financial Corp.	2,676	67,168
	Chittenden Corp.	5,650	197,919
	Chubb Corp.	45,308	2,471,551
	Cincinnati Financial Corp.	20,571	822,429
	CIT Group, Inc.	21,740	578,284
	Citigroup, Inc.	572,709	19,071,210
	Citizens Community Bancorp, Inc.	600	5,514
	Citizens First Bancorp, Inc.	500	7,360
	Citizens Republic Bancorp, Inc.	6,914	98,317
* #	Citizens, Inc.	5,015	32,898
	City Holding Co.	2,200	79,156
	City National Corp.	5,852	376,986
	CNA Financial Corp.	32,589	1,154,954
*	CNA Surety Corp.	5,900	121,717
	CoBiz Financial, Inc.	2,700	44,118
	Cohen & Steers, Inc.	4,600	130,502
	Columbia Banking System, Inc.	1,855	57,153
	Comerica, Inc.	18,400	842,352
	Commerce Bancorp, Inc.	21,864	870,624
	Commerce Bancshares, Inc.	8,289	375,774
	Commerce Group, Inc.	7,100	255,245
	Community Bank System, Inc.	2,187	44,112
	Community Trust Bancorp, Inc.	2,000	56,500
	Compass Diversified Holdings	100	1,489
* #	CompuCredit Corp.	5,700	73,872
*	Conseco, Inc.	13,995	179,696
#	Consolidated-Tokoma Land Co.	600	37,860
* #	Consumer Portfolio Services, Inc.	2,100	6,951
*	Core-Mark Holding Co., Inc.	700	18,781
#	Corus Bankshares, Inc.	239	2,268
#	Countrywide Financial Corp.	47,298	511,764
* #	Cowen Group, Inc.	2,000	21,460
*	Crescent Financial Corp.	740	7,541
	Cullen Frost Bankers, Inc.	6,500	341,965
#	CVB Financial Corp.	8,913	99,113

17

*	Dearborn Bancorp, Inc.	105	1,073
	Delphi Financial Group, Inc. Class A	5,100	196,044
#	Delta Financial Corp.	3,283	6,041
	Dime Community Bancshares	4,300	58,351
	Discover Financial Services	56,970	989,569
*	Dollar Financial Corp.	3,000	89,640
	Donegal Group, Inc. Class A	2,440	41,212
* #	E*TRADE Financial Corp.	48,100	221,260
	East West Bancorp, Inc.	6,600	177,870
*	Eastern Insurance Holdings, Inc.	300	4,869
	Eaton Vance Corp.	14,500	634,520
	EMC Insurance Group, Inc.	1,000	24,350
* #	Encore Capital Group, Inc.	3,200	32,864
#	Enterprise Financial Services Corp.	1,100	25,223
	Erie Indemnity Co.	6,694	346,348
*	Exlservice Holdings, Inc.	2,800	67,116
	F.N.B. Corp.	6,325	98,101
	FBL Financial Group, Inc. Class A	3,796	140,718
	Federal Agriculture Mortgage Corp. Class C	300	8,163
	Federal National Mortgage Association	112,075	4,305,921
	Federated Investors, Inc.	12,000	489,480
	Fidelity National Financial, Inc.	25,899	404,542
	Fidelity Southern Corp.	1,000	11,000
	Fifth Third Bancorp	61,728	1,846,284
	Financial Federal Corp.	3,450	76,210
	Financial Institutions, Inc.	50	901
* #	First Acceptance Corp.	5,500	22,220
	First American Corp.	11,800	403,324
	First Bancorp	1,900	36,309
#	First Busey Corp.	3,981	83,163
*	First Cash Financial Services, Inc.	4,000	68,000
#	First Charter Corp.	3,300	99,396
	First Citizens BancShares, Inc.	100	15,669
#	First Commonwealth Financial Corp.	7,500	87,300
	First Community Bancorp	3,800	170,962
	First Community Bancshares, Inc.	1,100	35,321
	First Financial Bancorp	4,900	56,252
	First Financial Bankshares, Inc.	2,290	89,310
	First Financial Corp.	1,700	48,246
	First Financial Holdings, Inc.	1,700	46,597
	First Horizon National Corp.	14,700	324,576
	First Indiana Corp.	1,825	58,126
#	First Marblehead Corp.	10,350	310,603
	First Merchants Corp.	1,745	37,849
	First Midwest Bancorp, Inc.	5,400	176,580
#	First Niagara Financial Group, Inc.	13,285	165,133
	First Place Financial Corp.	1,100	15,884
*	First Regional Bancorp	1,300	28,652
#	First South Bancorp, Inc.	291	7,016
	First State Bancorporation	2,000	29,240
*	FirstCity Financial Corp.	102	828
	FirstMerit Corp.	10,140	208,985
	Flushing Financial Corp.	3,100	49,786
	FNB United Corp.	700	8,750
	Forest City Enterprises, Inc. Class A	600	30,084

18

	Forest City Enterprises, Inc. Class B	2,983	148,882
*	FPIC Insurance Group, Inc.	1,000	42,730
	Franklin Resources, Inc.	27,943	3,442,019
#	Frontier Financial Corp.	4,600	88,136
	Fulton Financial Corp.	22,204	277,772
	Gallagher (Arthur J.) & Co.	11,300	296,964
	GAMCO Investors, Inc.	1,148	61,188
	Gateway Financial Holdings, Inc.	2,100	27,909
	GB&T Bancshares, Inc.	700	7,434
	German American Bancorp, Inc.	2,000	26,300
*	GFI Group, Inc.	3,400	331,092
#	Glacier Bancorp, Inc.	7,034	140,047
*	Great Lakes Bancorp, Inc.	960	12,374
	Great Southern Bancorp, Inc.	1,895	42,126
	Greene Bancshares, Inc.	1,500	44,805
	Greenhill & Co., Inc.	3,300	238,557
*	Grubb & Ellis Co.	3,500	18,060
*	Hallmark Financial Services, Inc.	2,700	40,392
	Hancock Holding Co.	4,100	160,761
	Hanmi Financial Corp.	5,000	47,950
	Hanover Insurance Group, Inc.	5,600	252,560
	Harleysville Group, Inc.	3,595	125,825
	Harleysville National Corp.	3,747	57,516
	Hartford Financial Services Group, Inc.	36,561	3,484,995
	HCC Insurance Holdings, Inc.	12,550	385,787
	Heartland Financial USA, Inc.	500	9,995
	Heritage Commerce Corp.	1,500	26,700
	Heritage Financial Corp.	871	18,126
	Heritage Financial Group	1,785	24,097
	Hilb Rogal Hamilton Co.	4,800	205,200
	Home Bancshares, Inc.	400	8,012
	Home Federal Bancorp, Inc.	1,700	18,904
	Horace Mann Educators Corp.	2,800	54,768
	Horizon Financial Corp.	2,100	36,141
	Hudson City Bancorp, Inc.	63,355	964,263
	Huntington Bancshares, Inc.	31,714	497,593
	IBERIABANK Corp.	1,425	68,970
	Imperial Capital Bancorp, Inc.	300	6,840
	Independence Holding Co.	1,600	21,696
	Independent Bank Corp. (MA)	1,900	54,986
#	Independent Bank Corp. (MI)	2,263	21,634
	Infinity Property & Casualty Corp.	800	31,272
	Integra Bank Corp.	1,800	28,926
*	IntercontinentalExchange, Inc.	7,400	1,235,504
	International Bancshares Corp.	9,040	199,242
	International Securities Exchange Holdings, Inc.	4,100	275,479
	Intervest Bancshares Corp.	1,300	20,709
*	Investment Technology Group, Inc.	5,163	235,846
*	Investors Bancorp, Inc.	5,500	80,685
	Irwin Financial Corp.	2,000	16,260
	James River Group, Inc.	1,200	41,040
	Janus Capital Group, Inc.	21,385	717,894
	Jefferies Group, Inc.	14,080	359,885
#	Jones Lang LaSalle, Inc.	4,300	361,501
	JPMorgan Chase & Co.	384,772	17,553,299

19

	Kearny Financial Corp.	1,900	24,054
	KeyCorp	46,580	1,226,917
	K-Fed Bancorp	1,944	23,639
	KNBT Bancorp, Inc.	1,900	30,134
*	Knight Capital Group, Inc.	10,400	138,840
#	Lakeland Bancorp, Inc.	2,835	32,631
	Lakeland Financial Corp.	1,500	28,410
	LandAmerica Financial Group, Inc.	2,040	53,693
	Legacy Bancorp, Inc.	1,100	14,003
	Legg Mason, Inc.	15,890	1,212,566
	Lehman Brothers Holdings, Inc.	57,190	3,581,810
#	Leucadia National Corp.	26,060	1,223,778
#	Life Partners Holdings, Inc.	1,400	49,420
	Lincoln National Corp.	30,007	1,847,531
	LNB Bancorp, Inc.	840	11,970
	Loews Corp.	76,756	3,668,169
* #	Loopnet, Inc.	4,000	61,440
	M&T Bank Corp.	12,838	1,167,744
#	Macatawa Bank Corp.	1,686	16,826
	MainSource Financial Group, Inc.	2,414	36,355
*	Markel Corp.	1,200	578,580
* #	MarketAxess Holdings, Inc.	3,500	50,260
*	Marlin Business Services, Inc.	1,500	20,250
#	Marsh & McLennan Companies, Inc.	55,495	1,394,034
	Marshall & Ilsley Corp.	30,922	973,115
	Mastercard, Inc.	8,300	1,665,395
	MB Financial, Inc.	4,650	147,405
	MBT Financial Corp.	2,100	19,950
	MCG Capital Corp.	7,200	81,360
*	Meadowbrook Insurance Group, Inc.	4,400	40,436
	Medallion Financial Corp.	1,900	18,677
	Mercantile Bank Corp.	105	1,799
	Mercer Insurance Group, Inc.	1,116	19,764
	Merchants Bancshares, Inc.	649	15,122
	Mercury General Corp.	6,630	344,031
	Merrill Lynch & Co., Inc.	98,790	5,921,473
	MetLife, Inc.	83,891	5,502,411
	Midland Co.	200	12,792
#	Midwest Banc Holdings, Inc.	1,500	18,900
#	Moody’s Corp.	30,800	1,159,928
	Morgan Stanley	116,160	6,123,955
*	Move, Inc.	16,700	39,245
	Nara Bancorp, Inc.	3,400	45,356
*	Nasdaq Stock Market, Inc.	13,630	590,997
	National City Corp.	79,211	1,565,209
	National Interstate Corp.	2,200	72,446
#	National Penn Bancshares, Inc.	5,380	84,520
	Nationwide Financial Services, Inc.	6,000	268,560
*	Navigators Group, Inc.	2,200	129,140
	NBT Bancorp, Inc.	4,484	111,786
	Nelnet, Inc. Class A	2,800	38,612
	New England Bancshares, Inc.	1,000	11,950
#	New York Community Bancorp, Inc.	37,775	702,993
	NewAlliance Bancshares, Inc.	14,200	183,180
*	Newtek Business Services, Inc.	400	484

20

* #	NexCen Brands, Inc.	5,700	25,650
*	North Pointe Holdings Corp.	1,000	10,620
	Northeast Community Bancorp, Inc.	1,300	15,197
	Northern Trust Corp.	25,050	2,028,799
	Northrim Bancorp, Inc.	300	5,619
#	Northwest Bancorp, Inc.	6,300	174,762
	NYMAGIC, Inc.	400	8,912
	NYSE Euronext	27,800	2,407,480
	Oak Hill Financial, Inc.	500	15,040
	OceanFirst Financial Corp.	1,926	31,702
* #	Ocwen Financial Corp.	555	3,108
	Odyssey Re Holdings Corp.	8,400	323,736
	Old National Bancorp	6,875	109,862
	Old Republic International Corp.	27,632	414,756
	Old Second Bancorp, Inc.	1,400	37,086
	Omega Financial Corp.	1,692	52,367
#	optionsXpress Holding, Inc.	7,600	231,116
#	Pacific Capital Bancorp	4,533	93,153
*	Pacific Mercantile Bancorp	1,596	21,115
	Park National Corp.	1,700	128,469
	Partners Trust Financial Group, Inc.	4,900	62,475
	Patriot Capital Funding, Inc.	2,474	26,521
#	Peapack-Gladstone Financial Corp.	1,170	29,338
*	Penn Treaty American Corp.	3,300	21,780
*	Pennsylvania Commerce Bancorp, Inc.	200	5,614
	Peoples Bancorp, Inc.	1,400	33,866
#	People’s United Financial, Inc.	32,802	556,650
	PFF Bancorp, Inc.	2,360	22,184
*	Philadelphia Consolidated Holding Corp.	8,600	366,188
*	Pico Holdings, Inc.	2,400	92,376
*	Pinnacle Financial Partners, Inc.	2,100	61,173
*	Piper Jaffray Companies, Inc.	1,004	46,505
*	PMA Capital Corp. Class A	1,000	8,740
	PNC Financial Services Group, Inc.	39,153	2,866,391
#	Portfolio Recovery Associates, Inc.	1,800	72,504
	Preferred Bank	300	8,019
	Presidential Life Corp.	1,100	18,964
	Principal Financial Group, Inc.	30,000	1,964,700
	PrivateBancorp, Inc.	2,700	82,647
* #	ProAssurance Corp.	4,300	235,812
	ProCentury Corp.	1,600	22,512
	Progressive Corp.	83,490	1,536,216
	Prosperity Bancshares, Inc.	5,520	177,413
	Protective Life Corp.	8,600	355,868
	Provident Bankshares Corp.	4,186	98,162
	Provident Financial Holdings, Inc.	100	1,826
#	Provident Financial Services, Inc.	8,100	120,366
#	Provident New York Bancorp	5,330	65,026
	Prudential Financial, Inc.	52,419	4,934,725
	QC Holdings, Inc.	2,796	38,836
#	Radian Group, Inc.	7,400	83,916
	Rainier Pacific Financial Group, Inc.	700	10,367
#	Raymond James Financial, Inc.	14,338	465,698
	Regions Financial Corp.	80,952	2,139,561
	Reinsurance Group of America, Inc.	7,100	384,181

21

	Renasant Corp.	2,200	42,922
	Republic Bancorp, Inc. Class A	105	1,706
#	Resource America, Inc.	2,300	37,306
* #	Rewards Network, Inc.	3,800	19,874
	Riverview Bancorp, Inc.	1,700	22,270
	RLI Corp.	3,100	184,853
	Rockville Financial, Inc.	1,900	25,973
	Rome Bancorp, Inc.	1,100	12,815
	S&T Bancorp, Inc.	2,900	92,887
	S.Y. Bancorp, Inc.	1,530	36,200
	SAFECO Corp.	12,178	702,792
	Safety Insurance Group, Inc.	400	14,604
	Sanders Morris Harris Group, Inc.	3,518	34,230
	Sandy Spring Bancorp, Inc.	1,700	49,912
	Schwab (Charles) Corp.	141,577	3,441,737
*	Seabright Insurance Holdings	2,400	37,224
	Seacoast Banking Corp. of Florida	2,500	31,375
#	Security Bank Corp.	100	1,127
#	SEI Investments Co.	22,720	704,774
	Selective Insurance Group, Inc.	7,200	169,848
*	SI Financial Group, Inc.	100	1,013
#	Sierra Bancorp	1,400	34,944
* #	Signature Bank	900	33,345
	Simmons First National Corp. Class A	1,872	48,840
	SLM Corp.	20,000	761,600
* #	Smithtown Bancorp, Inc.	200	4,206
#	South Financial Group, Inc.	6,200	111,104
	Southern Community Financial Corp.	1,600	10,880
#	Southside Bancshares, Inc.	1,625	31,119
	Southwest Bancorp, Inc.	1,400	25,130
	Sovereign Bancorp, Inc.	51,925	611,157
	StanCorp Financial Group, Inc.	6,300	328,167
	State Auto Financial Corp.	5,240	146,091
	State Bancorp, Inc.	1,892	27,661
#	State Street Corp.	43,527	3,477,372
	Sterling Bancorp	1,824	24,369
	Sterling Bancshares, Inc.	9,200	113,528
	Sterling Financial Corp.	4,111	73,710
	Sterling Financial Corp. (PA)	3,585	61,483
	Stewart Information Services Corp.	2,175	58,877
* #	Stifel Financial Corp.	2,000	93,100
	Student Loan Corp.	2,372	333,290
	Suffolk Bancorp	1,300	40,118
* #	Sun American Bancorp	200	952
* #	Sun Bancorp, Inc.	2,913	49,084
	SunTrust Banks, Inc.	40,252	2,822,068
* #	Superior Bancorp	3,900	23,361
	Susquehanna Bancshares, Inc.	5,342	106,252
*	Susser Holdings Corp.	100	2,358
*	SVB Financial Group	4,400	226,512
	SWS Group, Inc.	3,000	40,680
	Synovus Financial Corp.	40,015	995,973
	T. Rowe Price Group, Inc.	30,285	1,861,922
	Taylor Capital Group, Inc.	1,300	28,782
	TCF Financial Corp.	13,400	260,094

22

*	TD Ameritrade Holding Corp.	68,846	1,286,732
* #	Tejon Ranch Co.	2,100	81,165
#	Temecula Valley Bancorp, Inc.	700	7,840
*	Tennessee Commerce Bancorp, Inc.	700	17,920
*	Texas Capital Bancshares, Inc.	2,200	46,376
*	The Bancorp, Inc.	1,500	24,240
#	The Colonial BancGroup, Inc.	17,700	281,784
	The Goldman Sachs Group, Inc.	46,100	10,448,104
	The Phoenix Companies, Inc.	4,100	49,282
#	The St. Joe Corp.	8,000	227,600
	The Travelers Companies, Inc.	75,571	4,013,576
	TierOne Corp.	1,800	42,120
#	Tompkins Financial Corp.	1,340	57,017
	Torchmark Corp.	11,098	684,525
	Tower Group, Inc.	2,600	84,292
*	Tradestation Group, Inc.	5,400	64,422
	Transatlantic Holdings, Inc.	7,802	580,079
	Trico Bancshares	2,200	46,662
#	TrustCo Bank Corp. (NY)	8,900	94,607
	Trustmark Corp.	7,249	184,560
#	U.S. Bancorp	198,800	6,578,292
#	UCBH Holdings, Inc.	13,500	217,080
	UMB Financial Corp.	5,500	206,910
#	Umpqua Holdings Corp.	3,711	59,896
	Union Bankshares Corp.	1,550	32,100
	UnionBanCal Corp.	16,675	900,283
	United Bankshares, Inc.	3,800	118,104
	United Community Banks, Inc.	4,650	88,164
	United Financial Bancorp, Inc.	2,099	22,606
	United Fire & Casualty Co.	3,500	107,870
* #	United PanAm Financial Corp.	1,873	10,489
#	United Security Bancshares (CA)	365	5,676
	United Western Bancorp, Inc.	900	18,909
	Unitrin, Inc.	7,700	356,202
*	Universal American Financial Corp.	7,371	175,725
*	Universal Insurance Holdings, Inc.	4,200	30,870
	Univest Corporation of Pennsylvania	1,893	40,321
	Unum Group	43,099	1,070,579
	USB Holding Co., Inc.	2,300	48,484
	Valley National Bancorp	13,804	270,558
#	Vineyard National Bancorp Co.	1,425	15,390
* #	Virginia Commerce Bancorp, Inc.	2,585	32,390
#	Virginia Financial Group, Inc.	19	328
	W. R. Berkley Corp.	21,781	666,063
	Wachovia Corp.	222,864	9,583,152
	Waddell & Reed Financial, Inc.	9,800	334,964
	Washington Federal, Inc.	10,507	246,599
	Washington Trust Bancorp, Inc.	1,808	44,929
*	Wauwatosa Holdings, Inc.	700	9,338
	Webster Financial Corp.	6,500	218,985
	Wells Fargo & Co.	381,382	12,368,218
	Wesbanco, Inc.	2,232	53,523
	Wesco Financial Corp.	60	25,920
#	West Bancorporation	2,633	36,967
	West Coast Bancorp	2,100	41,916

23

#	Westamerica Bancorporation	3,100	145,731
* #	Western Alliance Bancorp	2,800	61,768
	Westwood Holdings Group, Inc.	200	7,560
	Whitney Holding Corp.	7,600	208,240
	Willow Financial Bancorp, Inc.	2,570	24,158
	Wilmington Trust Corp.	8,100	289,332
	Wilshire Bancorp, Inc.	3,100	28,892
*	Wilshire Enterprises, Inc.	400	1,556
#	Wintrust Financial Corp.	3,050	107,726
* #	World Acceptance Corp.	1,900	59,983
	Zenith National Insurance Corp.	5,000	210,150
	Zions Bancorporation	12,440	678,851
* #	ZipRealty, Inc.	3,331	16,588
Total Financials			295,945,293

Health Care — (11.5%)
*	Abaxis, Inc.	2,500	82,925
	Abbott Laboratories	172,985	9,948,367
* #	Abiomed, Inc.	2,900	37,265
* #	Abraxis Bioscience, Inc.	2,212	130,537
* #	Acadia Pharmaceuticals, Inc.	4,000	45,360
*	Accelrys, Inc.	3,600	28,908
*	Acusphere, Inc.	2,100	1,680
* #	Adams Respiratory Therapeutics, Inc.	4,300	185,502
* #	Adolor Corp.	738	2,878
* #	Advanced Medical Optics, Inc.	7,081	178,583
	Aetna, Inc.	58,784	3,284,850
* #	Affymetrix, Inc.	7,900	164,715
* #	Air Methods Corp.	1,400	73,710
* #	Akorn, Inc.	7,800	59,592
*	Albany Molecular Research, Inc.	4,200	55,482
* #	Alexion Pharmaceuticals, Inc.	4,200	305,424
* #	Align Technology, Inc.	8,200	138,498
* #	Alkermes, Inc.	12,070	172,118
	Allergan, Inc.	34,900	2,339,696
*	Alliance Imaging, Inc.	5,700	54,435
*	Allied Healthcare International, Inc.	5,200	12,792
*	Allion Healthcare, Inc.	1,800	10,548
* #	Allos Therapeutics, Inc.	9,100	62,881
* #	Allscripts Healthcare Solutions, Inc.	6,300	111,447
*	Almost Family, Inc.	600	11,532
* #	Alnylam Pharmaceuticals, Inc.	5,000	163,100
	Alpharma, Inc. Class A	5,400	113,400
*	Amag Pharmaceuticals, Inc.	1,900	109,497
*	Amedisys, Inc.	3,234	137,962
*	America Services Group, Inc.	1,200	9,672
*	American Dental Partners, Inc.	1,437	28,639
* #	American Medical Systems Holdings, Inc.	7,900	107,993
*	AMERIGROUP Corp.	6,300	216,531
	AmerisourceBergen Corp.	21,600	979,992
*	Amgen, Inc.	120,060	6,633,315
*	AMICAS, Inc.	5,900	14,573
*	AMN Healthcare Services, Inc.	3,400	57,392
*	Amsurg Corp.	3,950	102,147
* #	Amylin Pharmaceuticals, Inc.	14,707	561,660

24

	Analogic Corp.	1,900	102,258
* #	Anesiva, Inc.	2,800	14,224
*	AngioDynamics, Inc.	2,600	50,466
*	Anika Therapeutics, Inc.	1,588	22,343
* #	Antigenics, Inc.	5,200	11,128
* #	APP Pharmaceuticals, Inc.	16,450	193,287
	Applera Corp. - Applied Biosystems Group	22,300	761,768
*	Applera Corp. - Celera Group	10,400	157,248
* #	Apria Healthcare Group, Inc.	5,500	119,185
* #	Arcadia Resources, Inc.	4,900	4,165
* #	Arena Pharmaceuticals, Inc.	7,400	64,750
* #	Ariad Pharmaceuticals, Inc.	8,000	36,000
* #	Arqule, Inc.	6,700	43,483
* #	Array BioPharma, Inc.	5,400	59,778
* #	Arrhythmia Research Technology, Inc.	400	3,296
* #	Arthrocare Corp.	3,300	178,629
* #	Aspect Medical Systems, Inc.	1,900	28,234
* #	AtheroGenics, Inc.	2,800	1,568
*	AtriCure, Inc.	1,200	13,764
* #	Auxilium Pharmaceuticals, Inc.	4,900	137,445
*	Avalon Pharmaceuticals, Inc.	2,834	10,401
* #	AVANIR Pharmaceuticals Class A	5,000	8,550
* #	AVI BioPharma, Inc.	8,600	20,038
*	Avigen, Inc.	2,900	12,122
	Bard (C.R.), Inc.	11,930	1,008,443
*	Barr Laboratories, Inc.	12,725	683,332
*	Barrier Therapeutics, Inc.	3,400	14,212
	Baxter International, Inc.	73,721	4,413,676
	Beckman Coulter, Inc.	7,300	516,329
	Becton Dickinson & Co.	27,200	2,250,256
* #	Bentley Pharmaceuticals, Inc.	3,300	41,547
* #	BioCryst Pharmaceuticals, Inc.	2,897	18,396
* #	Biogen Idec, Inc.	36,975	2,740,587
*	Bio-Imaging Technologies, Inc.	2,162	20,561
* #	BioLase Technology, Inc.	2,300	6,739
* #	BioMarin Pharmaceutical, Inc.	11,250	309,375
*	Bio-Rad Laboratories, Inc. Class A	1,256	126,743
* #	Bio-Reference Laboratories, Inc.	1,800	60,246
* #	BioSante Pharmaceuticals, Inc.	3,800	17,138
*	BioScrip, Inc.	5,400	47,466
*	BioSphere Medical, Inc.	2,293	13,368
*	Boston Scientific Corp.	160,880	2,031,914
*	Bovie Medical Corp.	2,244	14,429
*	Bradley Pharmaceuticals, Inc.	2,200	43,318
	Bristol-Myers Squibb Co.	222,980	6,606,897
#	Brookdale Senior Living, Inc.	9,600	317,760
*	Bruker BioSciences Corp.	12,300	114,267
* #	BSD Medical Corp.	2,800	15,428
* #	Caliper Life Sciences, Inc.	6,874	37,601
	Cambrex Corp.	3,000	23,220
*	Candela Corp.	2,400	14,880
*	Cantel Medical Corp.	2,144	37,927
*	Capital Senior Living Corp.	3,600	29,556
* #	Caraco Pharmaceutical Laboratories, Ltd.	3,200	47,232
*	Cardiac Science Corp.	3,085	26,007

25

	Cardinal Health, Inc.	42,082	2,548,065
* #	Celgene Corp.	43,640	2,686,042
* #	Cell Genesys, Inc.	6,800	15,844
* #	Cell Therapeutics, Inc.	425	1,101
*	Centene Corp.	5,500	137,500
* #	Cephalon, Inc.	7,760	581,379
* #	Cepheid, Inc.	6,400	138,432
* #	Cerner Corp.	9,200	549,700
*	Cerus Corp.	4,400	33,968
*	Charles River Laboratories International, Inc.	8,220	522,217
	Chemed Corp.	3,000	162,450
	Cigna Corp.	34,500	1,849,545
* #	Clinical Data, Inc.	2,700	66,555
* #	Coley Pharmaceutical Group, Inc.	23	183
*	Collagenex Pharmaceuticals, Inc.	2,695	21,452
* #	Columbia Laboratories, Inc.	3,900	8,970
* #	Combinatorx, Inc.	4,600	24,518
*	Community Health Systems, Inc.	11,091	370,661
	Computer Programs & Systems, Inc.	1,200	26,724
* #	Conceptus, Inc.	3,300	66,297
*	Conmed Corp.	3,785	94,171
#	Cooper Companies, Inc.	5,465	235,159
*	Corvel Corp.	1,650	38,362
*	Covance, Inc.	7,239	632,182
*	Coventry Health Care, Inc.	18,036	1,043,924
*	Critical Therapeutics, Inc.	7,500	13,650
*	Criticare Systems, Inc.	200	620
*	Cross Country Healthcare, Inc.	4,000	58,240
*	CryoCor, Inc.	1,800	6,984
*	CryoLife, Inc.	3,100	22,258
*	Cubist Pharmaceuticals, Inc.	6,900	146,556
*	Cutera, Inc.	1,400	21,196
* #	CV Therapeutics, Inc.	6,100	53,192
* #	Cyberonics, Inc.	2,300	31,372
* #	Cyclacel Pharmaceuticals, Inc.	2,790	15,484
*	Cynosure, Inc. Class A	900	26,721
*	Cypress Bioscience, Inc.	4,400	53,680
* #	Cytomedix, Inc.	2,750	9,515
* #	Cytori Therapeutics, Inc.	3,100	17,081
	Datascope Corp.	2,000	73,180
*	DaVita, Inc.	12,170	754,053
* #	Dendreon Corp.	10,500	52,500
	Dentsply International, Inc.	17,491	748,265
* #	DepoMed, Inc.	6,000	17,400
* #	Dexcom, Inc.	2,900	25,085
*	Digirad Corp.	1,000	3,580
*	Dionex Corp.	2,300	194,281
*	Discovery Laboratories, Inc.	10,300	30,076
* #	Durect Corp.	7,300	42,340
* #	DUSA Pharmaceuticals, Inc.	1,000	2,140
*	Dyax Corp.	7,267	27,615
*	Dynavax Technologies Corp.	3,800	17,366
* #	Edwards Lifesciences Corp.	6,600	326,370
#	Eli Lilly & Co.	129,445	6,854,113
* #	Elite Pharmaceuticals, Inc.	4,219	8,860

26

*	Emageon, Inc.	100	476
* #	Emeritus Corp.	3,394	85,529
* #	Emisphere Technologies, Inc.	4,334	14,129
*	Encision, Inc.	100	210
* #	Encysive Pharmaceuticals, Inc.	3,700	2,479
* #	Endologix, Inc.	4,900	12,936
*	Enzo Biochem, Inc.	4,167	45,670
* #	Enzon Pharmaceuticals, Inc.	300	2,838
* #	EPIX Pharmaceuticals, Inc.	3,600	11,448
*	eResearch Technology, Inc.	6,200	73,532
*	etrials Worldwide, Inc.	1,900	5,700
* #	ev3, Inc.	9,128	133,634
*	Exact Sciences Corp.	3,985	17,096
*	Exactech, Inc.	1,795	35,344
* #	Exelixis, Inc.	11,600	101,268
*	Express Scripts, Inc.	29,815	2,019,966
*	E-Z-EM, Inc.	1,500	31,050
* #	Farville, Inc.	5,217	10,069
* #	Five Star Quality Care, Inc.	3,400	32,062
*	Forest Laboratories, Inc.	32,300	1,245,165
* #	Gene Logic, Inc.	2,900	2,845
*	Genentech, Inc.	119,880	9,140,850
* #	Genitope Corp.	7,260	30,565
* #	Genomic Health, Inc.	3,000	72,660
*	Gen-Probe, Inc.	6,030	403,347
*	Gentiva Health Services, Inc.	3,677	66,407
* #	GenVec, Inc.	8,900	16,376
*	Genzyme Corp.	29,368	2,200,544
* #	Geron Corp.	7,400	47,878
* #	Gilead Sciences, Inc.	105,518	4,910,808
*	Greatbatch, Inc.	3,100	63,798
* #	GTx, Inc.	3,700	53,169
* #	Haemonetics Corp.	3,200	185,632
* #	Halozyme Therapeutics, Inc.	300	2,544
* #	Hana Biosciences, Inc.	700	833
*	Hanger Orthopedic Group, Inc.	1,000	10,460
*	Harvard Bioscience, Inc.	4,200	17,808
*	Health Grades, Inc.	500	2,715
	Health Management Associates, Inc.	1,500	10,215
*	Health Net, Inc.	12,800	621,824
*	HealthExtras, Inc.	5,200	138,164
*	HealthStream, Inc.	1,400	4,438
*	HealthTronics, Inc.	4,400	18,656
* #	Healthways, Inc.	4,100	239,317
* #	Hemispherx Biopharma, Inc.	2,100	2,730
*	Henry Schein, Inc.	10,400	615,160
	Hillenbrand Indutries, Inc.	7,300	393,032
* #	Hi-Tech Pharmacal Co., Inc.	1,750	17,570
*	HLTH Corp.	25,400	355,346
*	HMS Holdings Corp.	2,900	90,045
* #	Hollis-Eden Pharmaceuticals, Inc.	1,600	3,040
* #	Hologic, Inc.	12,804	850,058
	Hooper Holmes, Inc.	6,600	10,758
*	Hospira, Inc.	18,120	784,596
*	Human Genome Sciences, Inc.	14,000	145,740

27

*	Humana, Inc.	19,630	1,512,099
* #	Hythiam, Inc.	1,200	3,876
* #	ICU Medical, Inc.	1,750	64,960
* #	Idera Pharmaceuticals, Inc.	2,400	29,160
*	IDEXX Laboratories, Inc.	7,056	426,888
* #	IDM Pharma, Inc.	1,500	1,620
* #	I-Flow Corp.	3,000	50,010
* #	Illumina, Inc.	7,041	406,899
*	ImClone Systems, Inc.	10,078	454,417
* #	Immtech International, Inc.	1,700	10,421
* #	Immucor, Inc.	7,956	263,901
* #	ImmunoGen, Inc.	5,000	24,000
* #	Immunomedics, Inc.	7,700	17,402
	IMS Health, Inc.	21,882	510,945
*	Incyte Corp.	9,600	82,368
* #	Indevus Pharmaceuticals, Inc.	9,500	71,155
* #	Infinity Pharmaceuticals, Inc.	1,100	10,549
* #	Inovio Biomedical Corp.	4,295	4,037
*	Inspire Pharmaceuticals, Inc.	6,000	35,760
* #	Integra LifeSciences Holdings	3,100	128,495
*	IntegraMed America, Inc.	1,542	19,198
* #	Interleukin Genetics, Inc.	300	480
* #	InterMune, Inc.	4,100	66,584
* #	Interpharm Holdings, Inc.	1,114	702
* #	Introgen Therapeutics, Inc.	6,700	26,264
*	Intuitive Surgical, Inc.	4,352	1,426,063
	Invacare Corp.	3,900	101,400
*	Inventiv Health, Inc.	3,800	110,884
*	Inverness Medical Innovations, Inc.	1,223	71,766
*	Invitrogen Corp.	5,434	527,152
*	Iridex Corp.	300	816
*	IRIS International, Inc.	2,600	47,060
* #	Isis Pharmaceuticals, Inc.	9,900	175,131
* #	Isolagen, Inc.	3,600	10,260
* #	Ista Pharmaceuticals, Inc.	3,920	20,266
* #	I-Trax, Inc.	5,200	18,824
* #	Javelin Pharmaceuticals, Inc.	5,600	23,296
	Johnson & Johnson	331,400	22,449,036
* #	Kendle International, Inc.	1,600	69,072
*	Kensey Nash Corp.	1,300	35,048
* #	Keryx Biopharmaceuticals, Inc.	5,000	46,000
*	Kindred Healthcare, Inc.	5,200	127,764
* #	Kinetic Concepts, Inc.	8,070	473,225
*	King Pharmaceuticals, Inc.	29,700	314,523
* #	Kosan Biosciences, Inc.	5,007	23,883
*	K-V Pharmaceutical Co. Class A	4,550	128,310
* #	La Jolla Pharmaceutical Co.	5,000	18,550
*	Laboratory Corp. of America Holdings	14,100	1,024,647
	Landauer, Inc.	1,100	55,231
*	Langer, Inc.	1,756	4,390
*	Lannet Co., Inc.	3,087	11,113
	LCA-Vision, Inc.	2,150	34,959
*	Lexicon Pharmaceuticals, Inc.	11,500	39,905
*	LHC Group, Inc.	1,900	48,640
*	Lifecell Corp.	4,200	170,310

28

*	Lifecore Biomedical, Inc.	1,700	20,842
* #	LifePoint Hospitals, Inc.	612	19,364
	Ligand Pharmaceuticals, Inc. Class B	375	1,841
* #	Lincare Holdings, Inc.	8,972	306,753
* #	Luminex Corp.	4,334	69,387
*	Magellan Health Services, Inc.	5,565	252,929
* #	Mannkind Corp.	5,200	48,880
	Manor Care, Inc.	8,400	542,808
* #	Martek Biosciences Corp.	4,800	124,128
*	Matria Healthcare, Inc.	2,750	62,480
* #	Matrixx Initiatives, Inc.	1,200	19,428
*	Maxygen, Inc.	4,600	34,822
	McKesson Corp.	34,020	2,270,155
* #	Medarex, Inc.	13,468	171,044
*	MedCath Corp.	2,700	68,634
*	Medco Health Solutions, Inc.	31,250	3,124,687
* #	Medical Action Industries, Inc.	1,650	33,016
*	Medical Staffing Network Holdings, Inc.	3,576	21,814
#	Medicis Pharmaceutical Corp. Class A	6,700	180,230
* #	Medivation, Inc.	2,150	29,240
*	MEDTOX Scientific, Inc.	1,100	20,009
	Medtronic, Inc.	127,100	6,463,035
*	Memry Corp.	347	503
#	Mentor Corp.	4,400	165,396
	Merck & Co., Inc.	248,454	14,748,229
*	Merge Technologies, Inc.	4,178	5,473
	Meridian Bioscience, Inc.	4,775	147,309
*	Merit Medical Systems, Inc.	3,511	51,015
*	Metabasis Therapeutics, Inc.	3,400	9,724
*	Metropolitan Health Networks, Inc.	6,900	15,525
*	MGI Pharma, Inc.	9,200	318,412
* #	Micromet, Inc.	2,750	4,812
* #	Micrus Endovascular Corp.	1,780	32,592
* #	MiddleBrook Pharmaceuticals, Inc.	4,000	4,480
*	Millennium Pharmaceuticals, Inc.	37,600	554,224
* #	Millipore Corp.	6,200	507,656
* #	Minrad International, Inc.	5,300	14,363
*	Molina Healthcare, Inc.	3,200	119,968
*	Momenta Pharmaceuticals, Inc.	2,200	11,748
* #	Monogram Biosciences, Inc.	540	670
*	MTS Medication Technologies	1,095	13,633
*	MWI Veterinary Supply, Inc.	1,300	54,704
#	Mylan, Inc.	9,245	132,943
* #	Myriad Genetics, Inc.	4,900	236,180
* #	Nabi Biopharmaceuticals	6,800	22,440
* #	Nastech Pharmaceutical Co., Inc.	3,000	11,400
#	National Healthcare Corp.	1,600	78,560
* #	National Medical Health Card Systems, Inc.	987	9,268
*	Natus Medical, Inc.	2,200	37,114
* #	Nektar Therapeutics	4,100	27,347
*	Neogen Corp.	1,950	51,694
*	Neose Technologies, Inc.	5,700	9,120
* #	Neurocrine Biosciences, Inc.	5,200	67,704
*	Neurogen Corp.	5,300	17,490
* #	Neurometric, Inc.	1,300	10,868

29

*	Nighthawk Radiology Holdings, Inc.	2,900	61,306
* #	NitroMed, Inc.	5,696	5,981
*	NMT Medical, Inc.	900	4,518
* #	Northfield Laboratories, Inc.	2,800	3,024
*	Northstar Neuroscience, Inc.	1,000	9,230
* #	NovaMed, Inc.	1,500	7,005
*	Novavax, Inc.	8,100	29,484
*	Noven Pharmaceuticals, Inc.	2,800	44,324
* #	NPS Pharmaceuticals, Inc.	5,995	24,460
*	Nutraceutical International Corp.	1,500	16,545
* #	NuVasive, Inc.	3,900	166,023
*	Nuvelo, Inc.	2,243	3,903
* #	NxStage Medical, Inc.	3,200	41,152
*	Odyssey Healthcare, Inc.	4,250	42,500
	Omnicare, Inc.	11,400	290,472
*	Omnicell, Inc.	4,100	108,117
*	Omrix Biopharmaceuticals, Inc.	1,800	60,102
* #	Onyx Pharmaceuticals, Inc.	6,700	365,418
*	OraSure Technologies, Inc.	5,500	52,140
*	Orchid Cellmark, Inc.	4,500	20,610
*	OSI Pharmaceuticals, Inc.	6,700	312,421
*	Osteotech, Inc.	2,000	16,440
	Owens & Minor, Inc.	5,000	196,350
* #	Oxigene, Inc.	4,200	11,592
* #	Pain Therapeutics, Inc.	4,700	49,303
* #	Palomar Medical Technologies, Inc.	2,000	35,080
*	Panacos Pharmaceuticals, Inc.	3,500	7,210
*	Par Pharmaceutical Companies, Inc.	4,300	82,732
*	Parexel International Corp.	3,400	150,450
*	Patterson Companies, Inc.	16,100	518,098
*	PDI, Inc.	800	7,760
*	PDL BioPharma, Inc.	13,500	239,085
*	Pediatrix Medical Group, Inc.	5,700	368,562
* #	Penwest Pharmaceuticals Co.	2,500	15,225
	PerkinElmer, Inc.	14,700	401,016
#	Perrigo Co.	12,467	385,230
	Pfizer, Inc.	798,077	18,962,310
	Pharmaceutical Products Development Service, Inc.	13,616	576,501
*	Pharmanet Development Group, Inc.	2,550	100,725
* #	PharMerica Corp.	2,840	41,833
* #	Pharmion Corp.	4,400	280,896
*	Phase Forward, Inc.	700	17,080
*	Pipex Pharmaceuticals, Inc.	1,400	7,700
*	Possis Medical, Inc.	2,900	45,124
* #	Pozen, Inc.	3,300	34,419
* #	Progenics Pharmaceuticals, Inc.	3,400	65,960
*	Prospect Medical Holdings, Inc.	1,583	6,712
* #	Providence Service Corp.	1,340	37,493
*	ProxyMed, Inc.	700	1,225
*	PSS World Medical, Inc.	7,900	151,522
	Psychemedics Corp.	688	10,870
* #	Psychiatric Solutions, Inc.	6,400	233,792
* #	QuadraMed Corp.	5,500	11,495
	Quest Diagnostics, Inc.	21,850	1,203,061
*	Quidel Corp.	3,800	71,820

30

* #	Quigley Corp.	100	505
* #	Radiation Therapy Services, Inc.	2,600	81,094
* #	RadNet, Inc.	3,500	32,900
*	Regeneration Technologies, Inc.	4,018	35,680
*	Regeneron Pharmaceuticals, Inc.	6,500	141,570
*	RegeneRx Biopharmaceuticals, Inc.	500	720
*	RehabCare Group, Inc.	2,300	53,130
*	Renovis, Inc.	4,100	13,817
*	Repligen Corp.	4,499	21,505
* #	Repros Therapeutics, Inc.	1,300	12,779
*	Res-Care, Inc.	3,700	84,286
*	ResMed, Inc.	8,100	370,980
*	Respironics, Inc.	9,350	460,581
*	Retractable Technologies, Inc.	1,298	2,135
* #	Rigel Pharmaceuticals, Inc.	3,200	22,912
*	Rockwell Medical Technologies, Inc.	100	753
* #	Salix Pharmaceuticals, Ltd.	5,200	59,072
* #	Sangamo BioSciences, Inc.	5,500	84,535
* #	Santarus, Inc.	1,700	4,318
* #	Savient Pharmaceuticals, Inc.	7,600	106,856
	Schering-Plough Corp.	183,033	5,728,933
*	SciClone Pharmaceuticals, Inc.	6,000	12,360
* #	Sciele Pharma, Inc.	4,860	108,475
* #	Seattle Genetics, Inc.	7,920	87,041
*	Senomyx, Inc.	3,700	25,900
*	Sepracor, Inc.	10,900	289,177
*	Sequenom, Inc.	4,479	41,565
*	SeraCare Life Sciences, Inc.	208	1,136
*	SGX Pharmaceuticals, Inc.	300	1,413
*	Sierra Health Services, Inc.	3,800	158,650
* #	Sirona Dental Systems, Inc.	5,719	154,756
*	Somanetics Corp.	1,900	38,019
* #	Somaxon Pharmaceuticals, Inc.	2,400	13,944
* #	Sonic Innovations, Inc.	4,200	34,986
* #	SonoSite, Inc.	2,100	69,762
*	Spectranetics Corp.	4,000	60,680
* #	Spectrum Pharmaceuticals, Inc.	3,200	10,464
*	St. Jude Medical, Inc.	38,790	1,541,902
* #	Staar Surgical Co.	1,900	5,358
* #	StemCells, Inc.	6,000	11,640
* #	Stereotaxis, Inc.	4,200	56,658
	Steris Corp.	8,300	232,068
*	Strategic Diagnostics, Inc.	3,491	18,642
	Stryker Corp.	46,830	3,401,263
* #	Sun Healthcare Group, Inc.	5,300	87,927
* #	Sunrise Senior Living, Inc.	5,800	182,062
* #	SuperGen, Inc.	7,300	30,879
* #	SurModics, Inc.	2,100	108,444
*	Symmetry Medical, Inc.	4,900	82,516
*	Synovis Life Technologies, Inc.	1,700	31,977
*	Techne Corp.	4,533	295,325
* #	Telik, Inc.	5,600	18,760
*	Tenet Healthcare Corp.	39,900	219,849
* #	Tercica, Inc.	5,500	36,520
*	The Medicines Co.	5,500	97,240

31

*	Thermo Fisher Scientific, Inc.	48,996	2,824,129
*	Third Wave Technologies, Inc.	4,800	38,736
*	Thoratec Corp.	6,560	128,510
* #	Titan Pharmaceuticals, Inc.	5,800	10,208
* #	Torreypines Therapeutics, Inc.	3,073	7,959
* #	Trimeris, Inc.	2,800	17,192
*	TriZetto Group, Inc.	5,400	83,322
*	Tutogen Medical, Inc.	100	1,152
*	U.S. Physical Therapy, Inc.	1,400	19,222
* #	United Therapeutics Corp.	2,500	250,200
	UnitedHealth Group, Inc.	152,114	8,366,270
	Universal Health Services, Inc.	5,400	275,130
* #	Uroplasty, Inc.	1,745	6,963
	Utah Medical Products, Inc.	34	1,027
#	Valeant Pharmaceuticals International	9,700	112,035
* #	Vanda Pharmaceuticals, Inc.	100	899
*	Varian Medical Systems, Inc.	14,100	704,436
*	Varian, Inc.	3,600	252,180
*	Vascular Solutions, Inc.	2,000	13,380
*	VCA Antech, Inc.	9,600	393,888
* #	Ventana Medical Systems, Inc.	4,100	364,162
*	Vertex Pharmaceuticals, Inc.	14,800	375,772
* #	Vical, Inc.	5,767	26,413
* #	ViroPharma, Inc.	7,900	70,626
*	Visicu, Inc.	1,200	10,056
* #	VistaCare, Inc.	2,100	16,464
* #	Vital Images, Inc.	1,800	32,472
	Vital Signs, Inc.	1,653	87,460
* #	Vivus, Inc.	6,900	39,054
*	Vnus Medical Technologies	500	7,035
*	Volcano Corp.	2,200	32,142
*	Waters Corp.	12,300	959,892
*	Watson Pharmaceuticals, Inc.	11,900	348,789
*	WebMD Health Corp. Class A	900	38,394
*	WellPoint, Inc.	69,116	5,820,258
	West Pharmaceutical Services, Inc.	3,595	135,064
*	Wright Medical Group, Inc.	4,417	119,171
	Wyeth	150,448	7,386,997
*	Xenoport, Inc.	2,900	152,511
*	Zimmer Holdings, Inc.	25,848	1,673,141
*	Zoll Medical Corp.	2,700	62,856
* #	Zymogenetics, Inc.	6,500	95,420
Total Health Care			232,826,897

Industrials — (10.9%)
* #	3-D Systems Corp.	2,800	49,196
#	3M Co.	81,239	6,763,959
*	A. T. Cross Co. Class A	445	3,983
	A.O. Smith Corp.	3,000	106,170
	AAON, Inc.	2,250	42,817
*	AAR Corp.	4,800	158,496
	ABM Industries, Inc.	6,200	126,480
*	ABX Air, Inc.	7,700	34,265
*	Acco Brands Corp.	6,818	113,929
*	Accuride Corp.	4,500	34,155

32

	Aceto Corp.	1,500	11,880
	Actuant Corp.	6,800	215,356
	Acuity Brands, Inc.	5,052	199,503
	Administaff, Inc.	3,200	104,576
*	Aerosonic Corp.	100	472
*	AGCO Corp.	11,065	762,821
* #	Airtran Holdings, Inc.	11,500	97,635
	Alamo Group, Inc.	1,589	29,396
* #	Alaska Air Group, Inc.	3,500	88,655
	Albany International Corp. Class A	3,100	119,877
	Alexander & Baldwin, Inc.	5,152	264,710
*	Alliant Techsystems, Inc.	3,850	449,795
* #	Allied Defense Group, Inc.	100	585
*	Allied Waste Industries, Inc.	45,047	513,986
* #	Amerco, Inc.	2,000	130,940
	American Ecology Corp.	1,600	35,584
* #	American Reprographics Co.	4,245	65,713
	American Science & Engineering, Inc.	1,100	63,635
* #	American Superconductor Corp.	4,704	113,555
	American Woodmark Corp.	1,700	32,929
	Ameron International Corp.	1,200	126,936
	Ametek, Inc.	12,515	550,660
	Ampco-Pittsburgh Corp.	1,400	49,308
*	AMR Corp.	24,000	508,320
#	Amrep Corp.	700	23,142
	Angelica Corp.	1,300	22,529
*	APAC Customer Services, Inc.	6,000	8,940
	Apogee Enterprises, Inc.	3,400	75,548
	Applied Industrial Technologies, Inc.	2,475	74,770
	Applied Signal Technologies, Inc.	1,400	17,878
*	Argon ST, Inc.	2,900	52,838
#	Arkansas Best Corp.	2,500	57,000
*	Astec Industries, Inc.	2,560	96,154
*	Astronics Corp.	837	44,102
* #	ASV, Inc.	3,069	35,785
*	Atlas Air Worldwide Holding, Inc.	2,900	152,685
	Avery Dennison Corp.	12,400	646,164
*	Avis Budget Group, Inc.	11,696	175,791
*	Axsys Technologies, Inc.	1,500	63,450
* #	AZZ, Inc.	1,400	37,492
	B.F. Goodrich Co.	14,352	1,023,154
	Badger Meter, Inc.	1,600	62,400
*	Baker (Michael) Corp.	1,199	41,881
	Baldor Electric Co.	5,900	199,125
*	Baldwin Technology Co., Inc. Class A	2,868	14,053
	Barnes Group, Inc.	6,500	201,240
	Barrett Business Services, Inc.	1,900	31,122
*	BE Aerospace, Inc.	10,800	507,600
	Belden, Inc.	5,500	253,275
* #	Blount International, Inc.	5,600	68,712
	BlueLinx Holdings, Inc.	3,400	13,940
#	Boeing Co.	89,541	8,286,124
	Brady Co. Class A	6,300	252,189
	Briggs & Stratton Corp.	6,576	149,933
*	BTU International, Inc.	2,200	32,780

33

#	Bucyrus International, Inc.	2,000	175,420
* #	Builders FirstSource, Inc.	4,300	29,756
	Burlington Northern Santa Fe Corp.	40,665	3,396,341
#	C&D Technologies, Inc.	2,600	13,754
	C.H. Robinson Worldwide, Inc.	19,570	1,008,833
*	Cano Petroleum, Inc.	1,100	8,217
#	Carlisle Companies, Inc.	7,100	282,651
	Cascade Corp.	1,500	90,495
*	Casella Waste Systems, Inc. Class A	2,700	40,419
	Caterpillar, Inc.	72,604	5,220,228
* #	CBIZ, Inc.	7,800	72,072
	CDI Corp.	2,500	66,675
*	CECO Environmental Corp.	2,100	24,339
* #	Celadon Group, Inc.	3,250	25,350
* #	Cenveo, Inc.	5,800	119,248
*	Ceradyne, Inc.	3,275	161,916
*	Chart Industries, Inc.	900	25,020
	Chase Corp.	300	5,724
*	ChoicePoint, Inc.	8,800	333,080
	Cintas Corp.	17,630	563,984
	CIRCOR International, Inc.	2,104	91,293
	Clarcor, Inc.	5,900	210,099
* #	Clean Harbors, Inc.	2,300	123,602
*	Columbus McKinnon Corp.	2,400	74,688
	Comfort Systems USA, Inc.	5,689	66,846
*	Commercial Vehicle Group, Inc.	2,400	31,992
*	COMSYS IT Partners, Inc.	2,000	26,700
*	Consolidated Graphics, Inc.	1,800	93,114
* #	Continental Airlines, Inc.	10,600	298,390
	Con-way, Inc.	5,400	228,312
*	Copart, Inc.	10,764	402,143
	Corporate Executive Board Co.	4,100	275,069
*	Corrections Corp. of America	14,100	430,191
*	CoStar Group, Inc.	2,200	106,018
* #	Covanta Holding Corp.	18,110	488,789
*	Covenant Transport Group Class A	100	713
*	CPI Aerostructures, Inc.	1,400	12,208
*	CRA International, Inc.	1,500	69,390
	Crane Co.	7,300	328,062
* #	Crocs, Inc.	8,600	335,658
	CSX Corp.	50,500	2,121,000
	Cubic Corp.	3,400	134,232
	Cummins, Inc.	12,052	1,408,879
	Curtiss-Wright Corp.	5,500	296,670
#	Danaher Corp.	35,700	3,099,474
	Deere & Co.	25,324	4,350,663
*	Delta Air Lines, Inc.	17,100	337,896
	Deluxe Corp.	6,090	192,383
	Diamond Management & Technology Consultants, Inc.	3,500	26,005
* #	Document Securities Systems, Inc.	1,600	11,296
*	Dollar Thrifty Automotive Group, Inc.	1,600	41,504
	Donaldson Co., Inc.	10,900	509,902
*	Double Eagle Petroleum Co.	100	1,479
	Dover Corp.	24,554	1,136,359
	DRS Technologies, Inc.	5,020	297,234

34

*	Ducommun, Inc.	1,300	47,788
*	Dynamex, Inc.	1,200	32,964
	Dynamic Materials Corp.	1,400	88,858
#	Eagle Bulk Shipping, Inc.	5,000	143,000
	Eastern Co.	300	5,931
	Eaton Corp.	16,739	1,494,960
#	EDO Corp.	2,600	145,132
	Electro Rent Corp.	3,600	49,248
*	EMCOR Group, Inc.	7,300	194,472
	Emerson Electric Co.	90,640	5,168,293
#	Encore Wire Corp.	3,200	54,720
* #	Energy Conversion Devices, Inc.	4,900	126,763
*	Energy Focus, Inc.	2,200	14,740
*	EnerSys	5,500	127,985
* #	ENGlobal Corp.	3,300	35,673
	Ennis, Inc.	2,600	47,736
*	EnPro Industries, Inc.	2,476	75,766
	Equifax, Inc.	15,877	591,101
* #	ESCO Technologies, Inc.	2,900	107,242
*	Esterline Technologies Corp.	3,475	181,464
* #	Evergreen Solar, Inc.	10,900	143,553
* #	Exide Technologies	7,600	53,428
	Expeditors International of Washington, Inc.	24,160	1,133,587
*	Exponent, Inc.	2,100	58,485
* #	ExpressJet Holdings, Inc.	4,000	10,000
#	Fastenal Co.	17,047	675,743
	Federal Signal Corp.	6,200	71,300
	FedEx Corp.	35,100	3,456,297
*	First Consulting Group, Inc.	2,800	35,840
* #	Flanders Corp.	1,783	11,857
*	Flow International Corp.	4,100	32,390
	Flowserve Corp.	6,800	639,812
	Fluor Corp.	10,053	1,479,500
	Forward Air Corp.	3,380	109,411
#	Franklin Electric Co., Inc.	2,400	93,504
*	FTI Consulting, Inc.	5,325	303,525
* #	FuelCell Energy, Inc.	7,800	70,746
*	Furmanite Corp.	4,200	43,386
	G & K Services, Inc. Class A	2,900	117,943
*	Gardner Denver Machinery, Inc.	6,591	218,228
	GATX Corp.	5,800	214,774
* #	Gehl Co.	800	12,968
#	Gencorp, Inc.	6,700	81,070
*	General Cable Corp.	6,100	453,718
	General Dynamics Corp.	45,920	4,076,778
	General Electric Co.	1,179,089	45,147,318
*	Genesee & Wyoming, Inc.	4,775	125,105
*	Genlyte Group, Inc.	3,500	329,875
*	GeoEye, Inc.	2,126	67,437
*	GeoPetro Resources Co.	100	368
*	Global Cash Access, Inc.	9,600	33,408
	Gorman-Rupp Co.	1,375	54,244
*	GP Strategies Corp.	1,986	17,795
	Graco, Inc.	7,025	261,611
*	Graftech International, Ltd.	12,200	196,054

35

	Granite Construction, Inc.	4,700	192,794
#	Greenbrier Companies, Inc.	2,100	46,578
*	Griffon Corp.	3,400	43,928
	Hardinge, Inc.	1,430	22,551
	Harsco Corp.	9,838	590,969
*	Hawaiian Holdings, Inc.	5,200	26,676
	Healthcare Services Group, Inc.	4,650	101,835
#	Heartland Express, Inc.	10,592	153,902
#	Heico Corp.	1,500	73,890
	Heico Corp. Class A	1,790	71,600
	Heidrick & Struggles International, Inc.	2,100	76,167
	Herman Miller, Inc.	7,100	194,895
*	Hexcel Corp.	11,050	281,444
*	Hill International, Inc.	2,800	30,800
#	Hi-Shear Technology Corp.	1,200	13,380
#	HNI Corp.	5,400	197,262
	Honeywell International, Inc.	88,150	4,991,053
	Horizon Lines, Inc. Class A	4,190	83,423
*	HQ Sustainable Maritime Industries, Inc.	1,000	10,100
*	Hub Group, Inc. Class A	4,600	119,968
	Hubbell, Inc. Class B	5,500	302,115
*	Hudson Highland Group, Inc.	2,720	24,235
*	Hurco Companies, Inc.	900	37,143
*	Huron Consulting Group, Inc.	2,150	157,531
*	Huttig Building Products, Inc.	2,100	8,022
*	ICT Group, Inc.	1,400	15,512
#	IDEX Corp.	9,440	337,008
*	IHS, Inc.	5,600	392,784
*	II-VI, Inc.	3,700	124,098
#	IKON Office Solutions, Inc.	15,764	199,099
	Illinois Tool Works, Inc.	63,700	3,535,350
*	Industrial Distribution Group, Inc.	100	1,122
* #	Innovative Solutions & Support, Inc.	1,900	27,037
* #	Insituform Technologies, Inc. Class A	3,000	38,970
#	Insteel Industries, Inc.	2,600	29,562
*	Integrated Electrical Services, Inc.	2,000	37,540
* #	InterDigital, Inc.	5,900	106,200
*	Interline Brands, Inc.	4,128	98,783
*	Intersections, Inc.	2,400	23,736
* #	Ionatron, Inc.	10,300	35,638
	ITT Industries, Inc.	21,065	1,357,429
	J.B. Hunt Transport Services, Inc.	16,200	425,898
*	Jacobs Engineering Group, Inc.	13,626	1,141,450
* #	JetBlue Airways Corp.	15,600	109,200
	Joy Global, Inc.	12,715	737,470
*	Kadant, Inc.	900	26,514
	Kaman Corp. Class A	2,800	89,320
* #	Kansas City Southern	8,700	299,541
	Kaydon Corp.	3,400	172,074
*	KBR, Inc.	28,301	1,126,946
	Kelly Services, Inc. Class A	2,200	41,910
* #	Kenexa Corp.	3,300	63,921
	Kennametal, Inc.	4,704	367,147
*	Key Technology, Inc.	844	29,329
*	Kforce, Inc.	4,800	52,080

36

*	Kirby Corp.	6,200	298,034
	Knight Transportation, Inc.	9,988	151,818
	Knoll, Inc.	5,700	99,636
*	Korn/Ferry International	6,300	108,549
*	K-Tron International, Inc.	458	52,212
	L-3 Communications Holdings, Inc.	15,192	1,680,995
*	LaBarge, Inc.	2,598	35,489
* #	Labor Ready, Inc.	5,700	85,785
*	Ladish Co., Inc.	1,800	79,488
	Landstar Systems, Inc.	6,200	246,636
	Lawson Products, Inc.	200	6,766
*	Layne Christensen Co.	2,030	115,609
*	Learning Tree International, Inc.	2,492	63,147
*	LECG Corp.	3,300	52,338
	Lennox International, Inc.	7,700	260,568
	Lincoln Electric Holdings, Inc.	5,171	360,781
#	Lindsay Corp.	1,300	68,796
*	LMI Aerospace, Inc.	1,400	34,160
	Lockheed Martin Corp.	47,110	5,213,664
#	LSI Industries, Inc.	2,625	54,233
*	Lydall, Inc.	600	5,814
* #	M&F Worldwide Corp.	1,500	77,055
*	Mac-Gray Corp.	400	4,800
*	Magnetek, Inc.	3,300	14,487
*	MAIR Holdings, Inc.	700	3,535
	Manpower, Inc.	10,191	622,670
*	Marten Transport, Ltd.	2,939	32,211
#	Masco Corp.	33,000	739,200
	McGrath Rentcorp.	3,334	88,651
*	Mesa Air Group, Inc.	2,400	9,072
	Met-Pro Corp.	2,060	23,978
*	Mettler Toledo International, Inc.	3,400	395,624
* #	MFRI, Inc.	1,091	15,776
* #	Microvision, Inc.	7,300	29,638
* #	Middleby Corp.	2,000	151,780
* #	Midwest Air Group, Inc.	1,100	17,138
* #	Milacron, Inc.	300	864
*	Miller Industries, Inc.	1,500	19,545
#	Mine Safety Appliances Co.	4,100	200,941
*	Mobile Mini, Inc.	4,960	95,331
*	Modtech Holdings, Inc.	400	368
*	Monster Worldwide, Inc.	13,200	445,764
*	Moog, Inc. Class A	5,125	231,035
	MSC Industrial Direct Co., Inc. Class A	5,500	237,710
*	MTC Technologies, Inc.	1,900	31,065
	Mueller Industries, Inc.	4,685	141,628
	Mueller Water Products, Inc. Class B	6,445	64,514
	Multi-Color Corp.	1,243	29,708
	NACCO Industries, Inc. Class A	800	81,048
*	National Technical Systems, Inc.	1,200	8,160
* #	Navigant Consulting, Inc.	6,300	81,774
*	Navistar International Corp.	7,300	379,235
* #	NCI Building Systems, Inc.	2,400	82,392
	Nordson Corp.	3,800	200,640
	Norfolk Southern Corp.	45,285	2,319,045

37

* #	North America Galvanizing & Coatings, Inc.	1,350	9,342
	Northrop Grumman Corp.	39,268	3,093,926
*	NuCo2, Inc.	1,700	46,886
* #	Odyssey Marine Exploration, Inc.	5,100	28,713
* #	Old Dominion Freight Line, Inc.	4,900	110,397
	Omega Flex, Inc.	1,000	14,270
*	On Assignment, Inc.	4,000	25,560
*	Orbital Sciences Corp.	7,200	173,232
	Oshkosh Truck Corp. Class B	8,700	418,383
*	Owens Corning, Inc.	15,102	332,395
*	P.A.M. Transportation Services, Inc.	1,000	15,010
	Paccar, Inc.	42,649	2,158,466
	Pall Corp.	14,100	539,325
	Parker Hannifin Corp.	20,203	1,604,724
*	Park-Ohio Holdings Corp.	1,300	30,602
* #	Patriot Transportation Holding, Inc.	25	2,347
	Pentair, Inc.	11,834	401,409
*	Perini Corp.	3,200	170,208
*	PHH Corp.	3,758	83,277
*	Pike Electric Corp.	300	4,770
* #	Pinnacle Airlines Corp.	2,100	34,146
	Pitney Bowes, Inc.	25,100	966,350
	Portec Rail Products, Inc.	1,080	11,362
*	Powell Industries, Inc.	1,600	65,360
*	Power-One, Inc.	10,900	50,903
	Precision Castparts Corp.	15,734	2,318,248
* #	Protection One, Inc.	600	7,002
*	Quality Distribution, Inc.	2,104	10,436
*	Quanta Services, Inc.	19,612	536,977
	Quixote Corp.	1,000	18,430
	R. R. Donnelley & Sons Co.	25,122	920,973
	Raven Industries, Inc.	2,048	71,127
	Raytheon Co.	53,100	3,284,235
*	RBC Bearings, Inc.	2,700	99,306
*	RCM Technologies, Inc.	1,300	7,462
	Regal-Beloit Corp.	4,130	194,440
*	Republic Airways Holdings, Inc.	5,300	106,424
	Republic Services, Inc.	22,650	751,301
#	Resources Connection, Inc.	5,900	121,658
	Robbins & Myers, Inc.	2,100	143,850
	Robert Half International, Inc.	15,800	425,968
	Rockwell Automation, Inc.	17,617	1,196,018
	Rockwell Collins, Inc.	21,300	1,536,156
	Rollins, Inc.	8,050	236,992
	Roper Industries, Inc.	10,400	659,880
*	Rush Enterprises, Inc. Class A	3,300	52,008
	Ryder System, Inc.	6,600	286,176
*	Saia, Inc.	750	9,780
	Schawk, Inc.	3,499	50,281
*	School Specialty, Inc.	2,300	82,087
*	Sequa Corp. Class B	100	17,411
*	Shaw Group, Inc.	9,400	596,148
*	SIFCO Industries, Inc.	400	7,820
#	Simpson Manufacturing Co., Inc.	6,400	170,304
	Skywest, Inc.	7,880	207,323

38

*	SL Industries, Inc.	956	21,032
	Southwest Airlines Co.	89,150	1,261,473
*	Spherion Corp.	3,400	26,452
* #	Spire Corp.	1,300	25,155
	SPX Corp.	6,639	675,585
*	Standard Parking Corp.	1,300	60,281
	Standard Register Co.	2,800	33,796
	Standex International Corp.	1,422	27,132
	Steelcase, Inc. Class A	9,900	149,787
*	Stericycle, Inc.	10,200	600,270
*	Sterling Construction Co., Inc.	1,000	24,020
	Sun Hydraulics, Inc.	1,990	57,810
*	Superior Essex, Inc.	2,600	63,076
* #	Synutra International, Inc.	900	33,642
	Sypris Solutions, Inc.	3,211	22,316
#	TAL International Group, Inc.	4,578	103,692
*	Taleo Corp. Class A	2,600	73,398
* #	Taser International, Inc.	9,900	138,699
*	Team, Inc.	2,100	62,748
	Tecumseh Products Co. Class A	900	21,393
*	Teledyne Technologies, Inc.	4,200	227,724
	Teleflex, Inc.	4,500	271,485
*	TeleTech Holdings, Inc.	8,200	169,822
	Tennant Co.	2,400	105,192
* #	Terex Corp.	11,400	734,730
*	Tetra Tech, Inc.	6,565	136,027
	Textron, Inc.	28,504	1,968,201
*	The Advisory Board Co.	2,100	136,521
	The Brink’s Co.	5,700	364,686
	The Dun & Bradstreet Corp.	6,759	603,106
* #	The Geo Group, Inc.	6,300	160,398
	The Manitowoc Co., Inc.	14,200	622,670
*	Thomas & Betts Corp.	6,752	367,039
	Thomas Group, Inc.	900	6,687
	Timken Co.	11,640	371,200
	Titan International, Inc.	3,600	98,856
	Todd Shipyards Corp.	700	14,791
	Toro Co.	4,500	250,425
*	Trailer Bridge, Inc.	200	2,134
	Trane, Inc.	23,200	851,672
*	TransDigm Group, Inc.	3,800	181,184
* #	TRC Companies, Inc.	2,900	24,331
	Tredegar Industries, Inc.	4,360	63,046
* #	Trex Co., Inc.	2,100	14,469
#	Trinity Industries, Inc.	9,550	241,711
	Triumph Group, Inc.	600	48,756
* #	TRM Corp.	558	402
* #	TurboChef Technologies, Inc.	3,600	53,532
	Twin Disc, Inc.	600	37,278
*	U.S. Home Systems, Inc.	1,400	8,358
*	UAL Corp.	13,950	571,113
#	UAP Holding Corp.	500	14,955
* #	Ultralife Batteries, Inc.	2,100	26,376
	Union Pacific Corp.	30,686	3,870,732
	United Parcel Service, Inc.	78,000	5,747,040

39

*	United Rentals, Inc.	9,500	221,065
*	United Stationers, Inc.	3,800	192,508
	United Technologies Corp.	113,550	8,490,134
	Universal Forest Products, Inc.	2,300	65,803
*	Universal Security Instruments, Inc.	400	3,376
* #	UQM Technologies, Inc.	2,500	7,975
* #	URS Corp.	6,500	373,685
*	US Airways Group, Inc.	783	16,263
*	USA Truck, Inc.	1,100	15,950
* #	USG Corp.	9,720	356,627
	Valmont Industries, Inc.	2,900	227,621
*	Veri-Tek International Corp.	1,533	9,735
*	Versar, Inc.	1,500	10,530
	Viad Corp.	2,350	72,874
	Vicor Corp.	3,500	50,540
* #	Volt Information Sciences, Inc.	2,700	34,344
	VSE Corp.	800	41,288
	W.W. Grainger, Inc.	9,652	852,272
#	Wabash National Corp.	3,000	20,730
	Wabtec Corp.	5,800	196,852
	Walter Industries, Inc.	5,800	201,202
* #	Waste Connections, Inc.	8,150	259,415
	Waste Industries USA, Inc.	1,700	57,460
	Waste Management, Inc.	59,868	2,054,670
	Watsco, Inc. Class A	3,300	119,625
	Watson Wyatt & Co. Holdings	4,800	221,040
#	Watts Water Technologies, Inc.	4,100	119,966
*	WCA Waste Corp.	2,700	20,601
	Werner Enterprises, Inc.	8,541	149,895
* #	WESCO International, Inc.	4,900	198,352
*	Westaff, Inc.	1,500	5,655
* #	Western Refining, Inc.	2,100	60,690
	Woodward Governor Co.	3,900	267,306
* #	YRC Worldwide, Inc.	6,800	120,428
Total Industrials			218,907,038

Information Technology — (14.5%)
*	3Com Corp.	36,273	156,337
*	Acacia Research-Acacia Technologies	3,410	31,440
* #	Access Integrated Technologies, Inc.	2,400	10,752
* #	ACI Worldwide, Inc.	3,900	89,037
*	Actel Corp.	2,800	30,688
*	ActivIdentity Corp.	5,900	24,013
*	Activision, Inc.	32,225	713,784
*	Actuate Corp.	6,300	47,691
	Acxiom Corp.	10,700	131,824
*	Adaptec, Inc.	10,695	35,828
*	ADC Telecommunications, Inc.	14,143	234,208
*	ADDvantage Technologies Group, Inc.	500	2,900
*	Adobe Systems, Inc.	67,235	2,833,283
	Adtran, Inc.	8,100	175,689
*	Advanced Analogic Technologies, Inc.	5,100	54,927
*	Advanced Energy Industries, Inc.	5,300	76,903
* #	Advanced Micro Devices, Inc.	50,800	495,808
*	Advent Software, Inc.	3,400	172,584

40

*	Aehr Test Systems	1,675	9,799
*	Aetrium, Inc.	500	2,660
*	Affiliated Computer Services, Inc. Class A	8,000	335,680
*	Agilent Technologies, Inc.	44,225	1,673,032
	Agilysys, Inc.	2,000	27,780
* #	Airspan Networks, Inc.	4,900	9,163
* #	Akamai Technologies, Inc.	27,400	1,042,844
* #	Alliance Data Systems Corp.	9,900	769,230
#	Altera Corp.	39,375	739,463
	American Software, Inc. Class A	2,400	17,256
*	AMIS Holdings, Inc.	11,400	87,438
*	Amkor Technology, Inc.	20,827	171,614
	Amphenol Corp.	22,200	962,370
*	Amtech Systems, Inc.	1,300	18,187
* #	Anadigics, Inc.	6,700	73,767
	Analog Devices, Inc.	37,000	1,138,860
*	Anaren, Inc.	2,000	30,800
*	Andrew Corp.	17,733	259,966
* #	Anixter International, Inc.	4,300	277,350
*	Ansoft Corp.	3,000	87,030
*	Answerthink, Inc.	5,500	24,970
*	Ansys, Inc.	9,200	357,512
*	Apple, Inc.	99,374	18,107,930
	Applied Materials, Inc.	156,437	2,945,709
*	Applied Micro Circuits Corp.	26,500	66,515
* #	Ariba, Inc.	9,600	113,952
* #	Arris Group, Inc.	13,774	143,663
*	Arrow Electronics, Inc.	15,000	555,150
*	Art Technology Group, Inc.	16,600	69,388
* #	Aspen Technology, Inc.	10,200	172,992
*	Asyst Technologies, Inc.	5,400	18,576
* #	Atheros Communications	6,820	201,122
*	Atlantic Tele-Network, Inc.	100	3,814
*	Atmel Corp.	59,000	259,010
*	ATMI, Inc.	4,600	138,414
*	Autobytel, Inc.	4,600	14,812
*	Autodesk, Inc.	26,240	1,235,642
	Automatic Data Processing, Inc.	62,517	2,817,016
	Avici Systems, Inc.	1,700	12,631
* #	Avid Technology, Inc.	5,222	138,540
*	Aviza Technology, Inc.	2,600	5,460
*	Avnet, Inc.	17,603	607,304
*	Avocent Corp.	6,200	154,380
	AVX Corp.	21,000	300,930
*	Aware, Inc.	2,000	9,860
*	Axcelis Technologies, Inc.	12,900	61,146
*	AXT, Inc.	3,300	14,289
* #	Bankrate, Inc.	2,300	90,022
*	BEA Systems, Inc.	44,350	702,061
* #	BearingPoint, Inc.	20,400	74,460
	Bel Fuse, Inc. Class A	173	6,046
	Bel Fuse, Inc. Class B	1,040	31,117
* #	Bell Microproducts, Inc.	600	3,360
* #	Benchmark Electronics, Inc.	9,701	174,133
	Black Box Corp.	2,316	85,229

41

	Blackbaud, Inc.	4,300	122,378
* #	Blackboard, Inc.	3,530	137,670
*	Blue Coat Systems, Inc.	3,800	137,598
* #	BMC Software, Inc.	25,600	846,848
*	Bookham, Inc.	11,900	30,226
* #	Borland Software Corp.	10,100	32,623
*	Bottomline Technologies, Inc.	3,000	37,800
*	Brightpoint, Inc.	9,517	158,077
*	Broadcom Corp.	52,700	1,409,198
	Broadridge Financial Solutions, Inc.	15,525	353,504
*	Brocade Communications Systems, Inc.	44,125	321,671
*	Brooks Automation, Inc.	8,692	116,734
*	BSQUARE Corp.	1,900	11,704
	CA, Inc.	58,310	1,428,012
*	Cabot Microelectronics Corp.	2,900	108,460
*	CACI International, Inc. Class A	3,735	169,532
*	Cadence Design Systems, Inc.	35,000	581,000
*	CalAmp Corp.	1,100	2,838
*	California Micro Devices Corp.	3,200	12,576
*	Callidus Software, Inc.	3,130	19,594
*	CallWave, Inc.	2,080	5,824
	CAM Commerce Solutions, Inc.	400	18,032
*	Captaris, Inc.	2,694	10,938
* #	Carrier Access Corp.	3,400	7,718
*	Cascade Microtech, Inc.	800	7,520
*	Catalyst Semiconductor, Inc.	2,500	13,025
*	Catapult Communications Corp.	1,355	9,824
* #	C-COR, Inc.	5,798	71,199
*	CEVA, Inc.	2,300	23,552
* #	CheckFree Corp.	9,825	467,670
*	Checkpoint Systems, Inc.	5,300	125,928
*	Cherokee International Corp.	1,757	4,761
*	Chordiant Software, Inc.	3,560	35,707
*	Ciber, Inc.	1,500	10,230
* #	Ciena Corp.	9,917	436,150
*	Cirrus Logic, Inc.	11,800	67,260
*	Cisco Sytems, Inc.	703,750	19,719,075
* #	Citrix Systems, Inc.	20,386	753,874
*	CMGI, Inc.	5,862	60,789
* #	CNET Networks, Inc.	17,035	129,125
*	Cogent, Inc.	2,200	24,420
	Cognex Corp.	3,995	80,979
*	Cognizant Technology Solutions Corp.	35,890	1,116,179
* #	Coherent, Inc.	4,000	115,080
	Cohu, Inc.	3,200	50,080
*	CommScope, Inc.	7,100	287,550
*	Computer Horizons Corp.	200	88
*	Computer Sciences Corp.	20,793	1,098,286
*	Computer Task Group, Inc.	128	666
*	Compuware Corp.	39,116	323,098
*	Comtech Telecommunications Corp.	2,700	134,082
* #	Concur Technologies, Inc.	5,050	189,678
* #	Conexant Systems, Inc.	48,711	54,069
* #	Convera Corp.	7,900	20,461
*	Convergys Corp.	15,600	254,436

42

	Corning, Inc.	179,209	4,352,987
*	CPI International, Inc.	2,100	35,259
*	Credence Systems Corp.	9,700	19,885
* #	Cree, Inc.	9,730	239,650
*	CSG Systems International, Inc.	5,300	87,821
	CTS Corp.	800	8,456
*	Cyberoptics Corp.	897	10,934
*	Cybersource Corp.	8,463	123,644
* #	Cymer, Inc.	3,700	151,959
*	Cypress Semiconductor Corp.	17,700	587,994
#	Daktronics, Inc.	4,600	107,318
*	Datalink Corp.	800	3,408
	Dataram Corp.	175	595
* #	DealerTrack Holdings, Inc.	4,890	208,021
*	Dell, Inc.	258,787	6,350,633
	Diebold, Inc.	7,800	264,888
*	Digi International, Inc.	3,300	50,754
*	Digimarc Corp.	3,229	30,320
*	Digital Angel Corp.	2,500	2,350
* #	Digital River, Inc.	4,900	189,483
*	Diodes, Inc.	4,600	135,332
* #	Ditech Networks, Inc.	5,100	16,473
*	Dolby Laboratories, Inc.	5,600	281,344
*	Dot Hill Systems Corp.	5,900	14,986
*	DSP Group, Inc.	3,300	44,649
*	DST Systems, Inc.	7,300	618,675
* #	DTS, Inc.	1,900	47,025
*	Dycom Industries, Inc.	5,033	141,629
*	Dynamics Research Corp.	1,200	13,140
*	EarthLink, Inc.	15,200	103,208
* #	eBay, Inc.	154,000	5,163,620
* #	Echelon Corp.	4,600	77,234
* #	EDGAR Online, Inc.	1,900	5,681
*	Edgewater Technology, Inc.	1,300	8,515
* #	EFJ, Inc.	2,700	7,911
*	Electro Scientific Industries, Inc.	3,324	67,311
*	Electroglas, Inc.	1,500	2,175
* #	Electronic Arts, Inc.	35,400	1,989,126
	Electronic Data Systems Corp.	56,800	1,150,768
*	Electronics for Imaging, Inc.	7,100	162,874
* #	Elixir Gaming Technologies, Inc.	7,100	27,974
*	eLoyalty Corp.	1,000	12,960
*	EMC Corp.	238,199	4,590,095
* #	EMCORE Corp.	5,664	49,673
*	EMS Technologies, Inc.	1,900	55,309
*	Emulex Corp.	10,350	173,363
*	Endwave Corp.	1,400	10,976
* #	Entegris, Inc.	16,798	145,471
*	Entrust, Inc.	7,000	11,620
* #	Epicor Software Corp.	7,100	76,822
* #	EPIQ Systems, Inc.	3,600	62,712
* #	Equinix, Inc.	4,010	417,481
* #	eSpeed, Inc.	3,478	35,128
* #	Euronet Worldwide, Inc.	6,230	204,095
* #	Exar Corp.	100	919

43

* #	Excel Technology, Inc.	1,000	26,970
*	Extreme Networks, Inc.	11,100	40,404
* #	F5 Networks, Inc.	9,500	250,990
	Factset Research Systems, Inc.	6,050	379,214
	Fair Isaac Corp.	6,435	237,838
*	Fairchild Semiconductor Corp. Class A	14,034	222,579
*	FalconStor Software, Inc.	6,200	75,082
*	Faro Technologies, Inc.	1,930	52,149
* #	FEI Co.	4,500	112,095
	Fidelity National Information Services, Inc.	26,126	1,129,166
* #	Finisar Corp.	35,300	60,010
*	Fiserv, Inc.	21,300	1,093,329
*	Flextronics International, Ltd.	7,616	91,087
*	Flir Systems, Inc.	8,100	556,713
* #	FormFactor, Inc.	5,700	216,258
*	Forrester Research, Inc.	3,000	78,540
* #	Foundry Networks, Inc.	17,613	310,517
	Frequency Electronics, Inc.	1,300	12,311
*	FSI International, Inc.	2,300	4,140
*	Gartner Group, Inc.	13,900	262,571
*	Genesis Microchip, Inc.	400	2,016
*	Gerber Scientific, Inc.	3,000	28,500
	Gevity HR, Inc.	2,800	11,900
	Global Payments, Inc.	9,450	408,429
*	Goldleaf Financial Solutions, Inc.	1,800	3,150
*	Google, Inc.	3,200	2,217,600
*	Greenfield Online, Inc.	3,200	48,128
*	GSE Systems, Inc.	2,000	24,000
*	GTSI Corp.	200	1,936
*	Harmonic, Inc.	9,100	94,367
	Harris Corp.	15,500	972,935
* #	Harris Stratex Networks, Inc. Class A	2,675	46,064
*	Hauppauge Digital, Inc.	500	2,095
	Heartland Payment Systems, Inc.	4,450	143,646
	Henry Jack & Associates, Inc.	10,700	286,332
*	Hewitt Associates, Inc. Class A	11,300	423,750
	Hewlett-Packard Co.	335,500	17,164,180
*	hi/fn, Inc.	1,200	7,044
*	Hittite Microwave Corp.	3,620	156,348
* #	Hutchinson Technology, Inc.	3,300	86,823
*	Hypercom Corp.	8,011	42,859
* #	I.D. Systems, Inc.	900	11,826
* #	i2 Technologies, Inc.	2,300	37,214
	iBasis, Inc.	4,238	22,419
*	iGATE Capital Corp.	5,700	48,222
*	Ikanos Communications	1,000	5,930
*	I-many, Inc.	7,975	25,919
	Imation Corp.	3,600	72,252
#	Imergent, Inc.	1,500	18,540
* #	Immersion Corp.	3,300	43,329
*	InFocus Corp.	300	522
*	Informatica Corp.	10,400	178,360
	InfoSpace, Inc.	4,300	76,583
	infoUSA, Inc.	3,100	26,753
*	Ingram Micro, Inc.	19,360	385,264

44

*	Innodata Isogen, Inc.	4,054	20,067
*	Insight Enterprises, Inc.	6,435	127,477
	Integral Systems, Inc.	1,300	32,409
*	Integrated Device Technology, Inc.	22,900	277,777
*	Integrated Silicon Solution, Inc.	2,100	13,692
	Intel Corp.	663,198	17,296,204
*	Intelli-Check, Inc.	2,172	7,602
*	Interactive Intelligence, Inc.	2,300	59,984
* #	Intermec, Inc.	6,500	139,555
* #	Internap Network Services Corp.	5,200	51,740
	International Business Machines Corp.	162,740	17,116,993
* #	International Rectifier Corp.	8,570	278,696
*	Internet Capital Group, Inc.	3,900	43,563
* #	Interphase Corp.	400	3,896
	Intersil Corp.	16,400	409,016
*	Intervoice, Inc.	5,200	50,856
*	Interwoven, Inc.	4,750	58,330
*	Intest Corp.	500	1,155
*	Intevac, Inc.	2,400	37,680
*	IntriCon Corp.	800	11,040
*	Intuit, Inc.	38,800	1,137,616
*	Iomega Corp.	7,600	27,132
* #	iPass, Inc.	4,800	20,976
* #	iPCS, Inc.	1,100	38,060
*	Iron Mountain, Inc.	23,037	840,390
*	Iteris, Inc.	2,300	7,728
* #	Itron, Inc.	3,500	271,425
*	Ixia	7,100	73,343
*	IXYS Corp.	3,820	29,529
* #	j2 Global Communications, Inc.	5,700	138,624
	Jabil Circuit, Inc.	22,200	376,290
*	JDA Software Group, Inc.	4,100	85,854
*	JDS Uniphase Corp.	17,588	236,734
* #	Juniper Networks, Inc.	63,399	1,884,218
* #	Jupitermedia Corp.	700	3,003
	Keithley Instruments, Inc.	1,400	13,300
*	Kemet Corp.	3,400	21,080
*	Key Tronic Corp.	500	2,075
#	KLA-Tencor Corp.	22,400	1,076,992
*	Kopin Corp.	10,000	36,000
*	Kratos Defense & Security Solutions, Inc.	3,700	8,288
* #	Kulicke & Soffa Industries, Inc.	6,100	43,188
*	KVH Industries, Inc.	2,400	20,856
* #	L-1 Identity Solutions, Inc.	9,574	177,885
*	Lam Research Corp.	14,200	651,070
* #	LaserCard Corp.	1,600	15,904
* #	Lattice Semiconductor Corp.	9,400	31,584
* #	Lawson Software, Inc.	23,602	229,411
* #	LeCroy Corp.	1,200	10,428
*	Lexmark International, Inc.	13,300	463,904
	Linear Technology Corp.	23,000	700,580
*	Lionbridge Technologies, Inc.	6,100	18,544
*	Littlefuse, Inc.	2,800	93,380
*	LoJack Corp.	2,500	43,775
*	LookSmart, Ltd.	3,300	9,570

45

*	Loral Space & Communications, Inc.	2,700	92,448
* #	LSI Corp.	91,324	506,848
*	LTX Corp.	6,650	15,960
* #	Lumera Corp.	2,700	9,342
* #	Macrovision Corp.	6,830	170,204
*	Magma Design Automation, Inc.	4,500	60,120
*	Management Network Group, Inc.	3,500	8,365
*	Manatron, Inc.	500	4,475
*	Manhattan Associates, Inc.	3,200	86,816
*	ManTech International Corp. Class A	2,440	94,404
#	Marchex, Inc. Class B	3,800	46,778
*	Mastec, Inc.	7,700	77,847
*	Mattson Technology, Inc.	7,100	58,504
	Maxim Integrated Products, Inc.	33,632	779,926
#	Maximus, Inc.	3,000	117,000
* #	Maxwell Technologies, Inc.	2,100	17,514
*	McAfee, Inc.	18,500	720,575
* #	Mechanical Technology, Inc.	700	672
*	MEMC Electronic Materials, Inc.	26,752	2,075,420
* #	Mentor Graphics Corp.	9,700	105,633
*	Mercury Computer Systems, Inc.	2,900	42,514
* #	Merix Corp.	2,500	14,650
	Mesa Laboratories, Inc.	300	7,470
*	Metavante Technologies, Inc.	10,307	234,801
	Methode Electronics, Inc.	4,900	59,045
	Micrel, Inc.	9,400	83,848
	Microchip Technology, Inc.	24,750	712,553
*	Micron Technology, Inc.	90,211	750,556
*	Micros Systems, Inc.	4,700	339,058
*	Microsemi Corp.	9,000	205,920
	Microsoft Corp.	1,074,171	36,092,146
*	MicroStrategy, Inc.	1,200	121,020
*	Microtune, Inc.	5,684	29,557
* #	Midway Games, Inc.	6,400	15,552
* #	Mindspeed Technologies, Inc.	8,100	11,340
* #	MIPS Technologies, Inc.	5,300	30,104
*	MIVA, Inc.	3,700	10,656
*	MKS Instruments, Inc.	7,700	139,909
* #	Mobility Electronics, Inc.	4,500	7,830
	Mocon, Inc.	535	5,548
*	Moldflow Corp.	1,400	22,330
	Molex, Inc.	2,000	55,120
	Molex, Inc. Class A	10,344	277,012
	MoneyGram International, Inc.	9,300	143,592
*	Monolithic Power Systems	3,700	70,596
* #	MoSys, Inc.	4,600	26,864
	Motorola, Inc.	260,745	4,164,098
*	MPS Group, Inc.	12,800	142,080
* #	MRV Communications, Inc.	14,300	32,032
*	MSC. Software Corp.	5,300	70,013
	MTS Systems Corp.	2,000	81,980
*	Multi-Fineline Electronix, Inc.	500	9,135
*	Nanometrics, Inc.	2,240	22,400
* #	Napco Security Systems, Inc.	3,325	16,692
	National Instruments Corp.	9,116	304,201

46

	National Semiconductor Corp.	32,176	735,543
*	NAVTEQ Corp.	11,237	841,539
*	NCI, Inc.	700	12,670
*	NCR Corp.	22,500	538,650
* #	NeoMagic Corp.	400	1,248
* #	NETGEAR, Inc.	4,200	142,338
* #	Netlogic Microsystems, Inc.	2,500	73,125
*	NetManage, Inc.	683	2,554
*	NetScout Systems, Inc.	4,300	52,245
*	Network Appliance, Inc.	44,600	1,102,066
*	Network Engines, Inc.	1,800	2,952
*	Network Equipment Technologies, Inc.	3,600	44,784
*	Newport Corp.	4,800	63,648
*	Nextest Systems Corp.	100	1,328
	NIC, Inc.	7,700	60,060
* #	NMS Communications Corp.	100	155
*	Novatel Wireless, Inc.	3,700	57,498
*	Novell, Inc.	41,400	290,628
* #	Novellus Systems, Inc.	14,864	386,613
*	Nu Horizons Electronics Corp.	300	2,025
* #	Nuance Communications, Inc.	21,390	431,650
*	Nvidia Corp.	62,700	1,977,558
*	Omniture, Inc.	3,500	99,435
* #	OmniVision Technologies, Inc.	7,500	139,650
* #	ON Semiconductor Corp.	33,800	310,622
* #	On2 Technologies, Inc.	13,300	9,975
*	Online Resources Corp.	3,600	33,840
* #	Onvia, Inc.	1,500	13,125
#	Openwave Systems, Inc.	4,833	13,291
*	Oplink Communications, Inc.	2,300	37,145
*	OPNET Technologies, Inc.	2,200	20,174
*	Oracle Corp.	625,550	12,623,599
*	Orthovita, Inc.	600	2,112
*	OSI Systems, Inc.	2,100	52,059
*	Overland Storage, Inc.	500	750
*	OYO Geospace Corp.	750	78,525
* #	Packeteer, Inc.	4,100	27,716
*	Palm, Inc.	12,525	87,299
*	PAR Technology Corp.	1,350	9,882
*	Parametric Technology Corp.	13,460	224,782
	Park Electrochemical Corp.	2,540	74,803
* #	Parkervision, Inc.	2,700	26,541
	Paychex, Inc.	42,800	1,669,200
* #	PC Connection, Inc.	3,200	40,928
*	PC-Tel, Inc.	2,600	19,474
*	PDF Solutions, Inc.	2,100	16,653
	Pegasystems, Inc.	4,600	56,948
* #	Perficient, Inc.	3,600	60,372
*	Performance Technologies, Inc.	1,357	6,595
*	Pericom Semiconductor Corp.	400	6,628
*	Perot Systems Corp.	14,700	193,305
*	Pervasive Software, Inc.	2,700	12,123
*	Phoenix Technologies, Ltd.	3,700	50,320
*	Photon Dynamics, Inc.	1,200	10,800
*	Photronics, Inc.	4,300	44,247

47

* #	Pixelworks, Inc.	1,000	870
*	Planar Systems, Inc.	2,500	14,200
	Plantronics, Inc.	6,600	177,210
* #	PLATO Learning, Inc.	600	2,448
*	Plexus Corp.	5,763	171,507
*	PLX Technology, Inc.	3,466	34,105
*	PMC-Sierra, Inc.	26,300	184,626
*	Polycom, Inc.	10,800	262,116
*	Power Integrations, Inc.	3,000	90,240
* #	Powerwave Technologies, Inc.	15,900	65,826
* #	Presstek, Inc.	4,764	28,441
* ●	Price Communications Liquidation Trust	3,605	492
	Printronix, Inc.	1,092	16,948
*	Progress Software Corp.	5,200	164,476
	QAD, Inc.	3,700	31,487
*	QLogic Corp.	19,300	260,936
	QUALCOMM, Inc.	189,895	7,743,918
	Quality Systems, Inc.	3,300	97,647
*	Quantum Corp.	25,600	81,152
*	Quest Software, Inc.	13,500	218,295
*	QuickLogic Corp.	5,500	19,580
*	Rackable Systems, Inc.	2,700	28,755
* #	Radiant Systems, Inc.	3,800	60,686
*	RadiSys Corp.	2,660	41,336
*	Radyne Corp.	100	918
*	RAE Systems, Inc.	4,800	12,480
* #	Rambus, Inc.	11,900	230,741
*	Ramtron International Corp.	2,000	8,480
* #	RealNetworks, Inc.	14,500	89,465
* #	Red Hat, Inc.	22,170	443,843
	Relm Wireless Corp.	800	2,648
#	Renaissance Learning, Inc.	3,300	42,966
* #	RF Micro Devices, Inc.	30,716	177,538
*	RF Monolithics, Inc.	400	2,288
	Richardson Electronics, Ltd.	800	5,208
* #	RightNow Technologies, Inc.	3,900	70,785
*	Rimage Corp.	1,200	29,916
*	Rofin-Sinar Technologies, Inc.	1,800	163,872
*	Rogers Corp.	2,100	92,526
*	Rudolph Technologies, Inc.	2,787	33,305
*	S1 Corp.	6,500	48,230
* #	Saba Software, Inc.	3,400	16,830
* #	Safeguard Scientifics, Inc.	18,200	35,854
* #	Salesforce.com, Inc.	12,780	725,009
* #	Sandisk Corp.	26,391	988,079
*	Sanmina-SCI Corp.	49,200	87,084
* #	Sapient Corp.	15,600	112,944
* #	SAVVIS, Inc.	5,900	189,036
*	ScanSource, Inc.	3,400	119,952
*	Scientific Learning Corp.	1,682	9,857
*	SCM Microsystems, Inc.	1,092	3,833
*	Seachange International, Inc.	2,900	21,866
*	Secure Computing Corp.	8,380	76,007
*	Semitool, Inc.	3,700	34,188
*	Semtech Corp.	8,500	129,710

48

*	SI International, Inc.	1,700	44,132
*	Sigma Designs, Inc.	3,400	221,068
*	Sigmatel, Inc.	2,800	5,488
*	Silicon Image, Inc.	8,900	41,830
*	Silicon Laboratories, Inc.	6,500	241,410
* #	Silicon Storage Technology, Inc.	11,100	31,524
* #	Skyworks Solutions, Inc.	24,200	219,736
*	SM&A	1,709	11,057
* #	Smith Micro Software, Inc.	3,300	26,433
* #	Sonic Foundry, Inc.	4,900	7,791
* #	Sonic Solutions, Inc.	2,414	23,971
*	SonicWALL, Inc.	7,900	79,948
* #	Sonus Networks, Inc.	30,300	199,374
* #	Sourcefire, Inc.	700	5,677
*	SourceForge, Inc.	7,700	17,787
*	Spectrum Control, Inc.	2,000	29,720
*	SPSS, Inc.	2,500	90,350
* #	SRA International, Inc.	4,120	112,641
* #	SRS Labs, Inc.	2,000	12,260
*	Staktek Holdings, Inc.	5,200	13,364
*	Standard Microsystems Corp.	3,052	107,644
	StarTek, Inc.	1,700	16,609
* #	STEC, Inc.	6,827	63,628
* #	Stratasys, Inc.	2,400	59,976
*	SumTotal Systems, Inc.	3,200	15,424
*	Sun Microsystems, Inc.	96,211	1,999,265
* #	SunPower Corp. Class A	100	12,444
* #	Supertex, Inc.	1,600	54,320
* #	SupportSoft, Inc.	6,591	28,605
* #	Sybase, Inc.	11,100	284,604
*	Sycamore Networks, Inc.	36,400	140,140
*	Sykes Enterprises, Inc.	6,000	110,760
*	Symantec Corp.	101,823	1,812,449
*	Symmetricom, Inc.	5,300	22,843
* #	Synaptics, Inc.	3,100	172,174
*	Synchronoss Technologies, Inc.	900	29,628
*	SYNNEX Corp.	3,975	82,124
*	Synopsys, Inc.	16,597	408,452
* #	Synplicity, Inc.	3,700	21,053
#	Syntel, Inc.	5,000	180,150
* #	Take-Two Interactive Software, Inc.	8,420	126,132
*	Tech Data Corp.	6,330	238,071
	Technitrol, Inc.	5,400	144,558
*	TechTeam Global, Inc.	1,079	13,703
*	Tekelec	5,900	72,570
*	TeleCommunication Systems, Inc.	4,200	14,280
* #	Telkonet, Inc.	2,300	2,944
*	Tellabs, Inc.	50,939	354,535
*	Telular Corp.	3,800	25,460
*	Teradata Corp.	22,500	584,100
*	Teradyne, Inc.	22,200	241,758
* #	Terremark Worldwide, Inc.	6,600	37,026
*	Tessera Technologies, Inc.	5,535	213,762
	Texas Instruments, Inc.	159,413	5,032,668
* #	The Knot, Inc.	3,400	44,880

49

	TheStreet.com, Inc.	3,100	38,130
*	Think Partnership, Inc.	6,200	8,432
* #	THQ, Inc.	7,790	190,466
*	TIBCO Software, Inc.	26,000	203,580
*	Tier Technologies, Inc. Class B	500	4,540
	TNS, Inc.	2,000	31,440
*	Tollgrade Communications, Inc.	1,200	9,528
#	Total System Services, Inc.	22,800	639,312
*	Transact Technologies, Inc.	700	3,640
*	Travelzoo, Inc.	1,300	19,851
* #	Trident Microsystems, Inc.	6,400	40,192
*	Trimble Navigation, Ltd.	14,233	527,617
*	Triquint Semiconductor, Inc.	16,500	97,845
*	TTM Technologies, Inc.	5,900	71,331
*	Tumbleweed Communications Corp.	7,100	9,301
*	Tyler Technologies, Inc.	4,300	64,758
* #	Ultimate Software Group, Inc.	3,000	98,010
*	Ultra Clean Holdings, Inc.	2,300	33,051
*	Ultratech, Inc.	2,800	33,544
*	Unica Corp.	1,800	16,200
* #	Unisys Corp.	38,678	191,843
#	United Online, Inc.	8,350	125,584
* #	Universal Display Corp.	4,100	67,896
* #	UTStarcom, Inc.	9,700	28,130
*	ValueClick, Inc.	10,900	257,676
*	Varian Semiconductor Equipment Associates, Inc.	9,675	401,609
* #	Veeco Instruments, Inc.	3,600	60,408
* #	VeriFone Holdings, Inc.	7,900	379,437
* #	VeriSign, Inc.	28,800	1,177,920
*	Viasat, Inc.	3,700	123,395
*	Vicon Industries, Inc.	900	8,577
*	Video Display Corp.	1,700	13,634
*	Vignette Corp.	2,200	33,836
*	Virage Logic Corp.	2,500	20,925
*	Vishay Intertechnology, Inc.	18,712	233,713
*	Visual Sciences, Inc.	2,400	37,968
*	Vocus, Inc.	1,900	59,660
* #	Vyyo, Inc.	1,780	8,206
* #	Websense, Inc.	5,300	86,602
* #	Website Pros, Inc.	3,125	35,188
*	Westell Technologies, Inc.	8,600	13,072
*	Western Digital Corp.	25,200	696,276
	Western Union Co.	86,727	1,960,030
*	Wind River Systems, Inc.	10,000	102,100
*	Wireless Telecom Group, Inc.	5,300	9,805
*	WPCS International, Inc.	1,000	10,190
*	Wright Express Corp.	4,800	182,160
*	Xerox Corp.	107,729	1,818,466
#	Xilinx, Inc.	36,490	799,131
*	X-Rite, Inc.	3,500	43,505
* #	Yahoo!, Inc.	146,200	3,919,622
*	Zebra Technologies Corp. Class A	8,086	311,877
*	Zhone Technologies, Inc.	628	785
*	ZILOG, Inc.	2,600	8,190
* #	Zix Corp.	6,200	24,180

50

*	Zoran Corp.	6,205	135,393
*	Zygo Corp.	2,100	23,709
Total Information Technology			292,354,224

Materials — (3.9%)
	A. Schulman, Inc.	1,300	28,028
	A.M. Castle & Co.	2,700	67,770
*	AEP Industries, Inc.	800	27,368
	Air Products & Chemicals, Inc.	24,911	2,467,185
	Airgas, Inc.	9,778	483,815
*	AK Steel Holding Corp.	12,600	561,582
	Albemarle Corp.	10,700	472,298
	Alcoa, Inc.	98,384	3,578,226
	Allegheny Technologies, Inc.	11,721	1,145,728
	AMCOL International Corp.	3,500	132,930
*	American Pacific Corp.	300	4,410
	American Vanguard Corp.	3,200	52,320
*	Amerigon, Inc.	2,100	38,388
	Aptargroup, Inc.	8,400	354,564
	Arch Chemicals, Inc.	3,400	139,910
	Ashland, Inc.	7,100	349,604
	Balchem Corp.	1,775	37,950
	Ball Corp.	11,772	544,455
* #	Basin Water, Inc.	2,400	16,824
	Bemis Co., Inc.	11,830	320,948
*	Brush Engineered Materials, Inc.	2,340	104,668
*	Buckeye Technologies, Inc.	3,300	47,124
	Cabot Corp.	8,100	278,802
#	Calgon Carbon Corp.	4,400	64,064
*	Caraustar Industries, Inc.	1,500	6,195
	Carpenter Technology Corp.	5,918	446,513
#	Celanese Corp. Class A	17,700	702,336
*	Century Aluminum Co.	4,546	260,668
	CF Industries Holdings, Inc.	6,447	586,548
	Chemtura Corp.	24,142	181,065
	Cleveland-Cliffs, Inc.	4,752	428,630
* #	Coeur d’Alene Mines Corp.	27,400	114,258
	Commercial Metals Co.	14,269	441,055
	Compass Minerals International, Inc.	3,844	141,152
* #	Constar International, Inc.	1,200	3,444
*	Core Molding Technologies, Inc.	1,689	11,941
*	Crown Holdings, Inc.	18,900	484,974
	Cytec Industries, Inc.	5,865	359,759
	Deltic Timber Corp.	1,500	72,225
*	Domtar Corp.	37,176	282,538
	Dow Chemical Co.	107,106	4,492,026
	duPont (E.I.) de Nemours & Co., Inc.	106,098	4,896,423
	Eagle Materials, Inc.	5,619	219,085
	Eastman Chemical Co.	9,691	622,259
	Ecolab, Inc.	27,400	1,312,460
	Empire Resources, Inc.	1,100	4,334
	Ferro Corp.	5,900	125,021
* #	Flotek Industries, Inc.	2,000	73,720
	FMC Corp.	9,000	492,480
	Freeport-McMoRan Copper & Gold, Inc. Class B	43,262	4,279,910

51

	Friedman Industries, Inc.	1,199	8,693
#	General Maritime Corp.	200	5,340
* #	General Moly, Inc.	7,300	77,818
#	Georgia Gulf Corp.	3,600	26,784
	Gibraltar Industries, Inc.	2,850	39,843
	Glatfelter Co.	1,900	28,557
*	Graphic Packaging Corp.	19,697	80,758
	Greif, Inc. Class A	2,800	165,396
	H.B. Fuller Co.	8,100	204,849
	Hawkins, Inc.	888	13,142
*	Haynes International, Inc.	500	42,255
* #	Headwaters, Inc.	3,400	40,800
*	Hecla Mining Co.	14,163	166,132
	Hercules, Inc.	13,100	254,271
	Huntsman Corp.	15,200	385,472
*	ICO, Inc.	3,050	33,093
	International Flavors & Fragrances, Inc.	10,165	509,673
	International Paper Co.	49,464	1,669,410
* #	Ion Geophysical Corp.	10,100	155,843
#	Kaiser Aluminum Corp.	2,400	170,736
	KMG Chemicals, Inc.	1,500	23,340
#	Koppers Holdings, Inc.	2,200	84,568
	Kronos Worldwide, Inc.	5,045	83,848
*	Landec Corp.	2,500	32,850
	Louisiana-Pacific Corp.	13,100	201,478
* #	LSB Industries, Inc.	2,200	49,896
	Lubrizol Corp.	8,252	529,283
	Lyondell Chemical Co.	28,120	1,327,264
	Martin Marietta Materials, Inc.	4,900	659,295
*	Material Sciences Corp.	2,094	17,317
	MeadWestavco Corp.	21,271	699,178
	Metal Management, Inc.	3,300	151,866
*	Metalico, Inc.	800	8,080
#	Minerals Technologies, Inc.	2,354	157,483
* #	Mines Management, Inc.	800	2,832
	Monsanto Co.	62,071	6,167,995
	Myers Industries, Inc.	3,513	70,119
	Nalco Holding Co.	16,756	401,474
* #	Nanophase Technologies Corp.	2,300	8,257
	Nevada Chemicals, Inc.	500	4,580
	NewMarket Corp.	2,100	112,686
	Newmont Mining Corp.	46,900	2,330,461
	NL Industries, Inc.	5,000	50,450
	NN, Inc.	200	1,774
*	Northwest Pipe Co.	800	26,616
	Nucor Corp.	33,700	1,995,377
	Olin Corp.	8,899	186,345
	Olympic Steel, Inc.	1,300	33,982
*	OM Group, Inc.	4,000	225,160
*	OMNOVA Solutions, Inc.	5,200	26,780
*	Owens-Illinois, Inc.	17,500	785,575
	Packaging Corp. of America	12,400	350,796
*	Pactiv Corp.	15,100	383,540
*	Patriot Coal Corp.	2,996	101,295
	Penford Corp.	1,200	29,040

52

* #	Peoplesupport, Inc.	1,200	16,860
*	PolyOne Corp.	11,500	72,105
	PPG Industries, Inc.	18,934	1,299,630
	Praxair, Inc.	36,669	3,130,799
	Quaker Chemical Corp.	1,300	28,314
	Quanex Corp.	4,970	248,699
*	Ready Mix, Inc.	800	6,720
	Reliance Steel & Aluminum Co.	8,652	446,357
	Rock-Tenn Co. Class A	4,600	121,348
* #	Rockwood Holdings, Inc.	8,700	293,016
	Rohm & Haas Co.	25,052	1,362,077
*	Rosetta Resources, Inc.	300	5,490
#	Royal Gold, Inc.	2,600	74,672
	RPM International, Inc.	14,300	272,415
* #	RTI International Metals, Inc.	2,700	198,288
	Schnitzer Steel Industries, Inc. Class A	3,000	187,260
	Schweitzer-Maudoit International, Inc.	2,300	61,410
	Scotts Miracle-Gro Co. Class A	6,900	254,679
	Sealed Air Corp.	17,885	417,972
	Sensient Technologies Corp.	6,000	166,020
	Sigma-Aldrich Corp.	15,265	803,702
	Silgan Holdings, Inc.	4,400	235,972
*	Smurfit-Stone Container Corp.	28,842	317,550
*	Solitario Resources Corp.	100	525
	Sonoco Products Co.	500	15,190
#	Southern Copper Corp.	33,585	3,716,180
#	Spartech Corp.	3,100	42,346
#	Steel Dynamics, Inc.	11,100	558,441
	Stepan Co.	1,200	36,648
* #	Stillwater Mining Co.	11,400	110,580
* #	Symyx Technologies, Inc.	3,700	28,342
	Temple-Inland, Inc.	12,698	583,727
* #	Terra Industries, Inc.	10,900	411,802
	Texas Industries, Inc.	3,182	220,767
*	The Mosaic Co.	45,000	3,111,750
* #	Titanium Metals Corp.	20,123	597,049
*	U.S. Concrete, Inc.	5,000	18,800
* #	U.S. Gold Corp.	8,100	27,783
*	United States Lime & Minerals, Inc.	809	24,885
	United States Steel Corp.	13,288	1,298,238
*	Universal Stainless & Alloy Products, Inc.	900	27,756
	Valhi, Inc.	12,400	227,168
	Valspar Corp.	11,300	254,702
	Vulcan Materials Co.	11,291	1,002,641
*	W.R. Grace & Co.	7,200	194,472
	Wausau Paper Corp.	5,600	52,808
	Westlake Chemical Corp.	6,600	130,482
	Weyerhaeuser Co.	21,946	1,606,008
	Worthington Industries, Inc.	11,017	233,450
*	Zep, Inc.	2,526	33,166
* #	Zoltek Companies, Inc.	3,700	157,694
Total Materials			78,504,480

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

53

Telecommunication Services — (2.9%)
	Alaska Communications Systems Group, Inc.	5,589	83,835
*	American Tower Corp.	46,560	2,120,342
*	Arbinet-thexchange, Inc.	4,200	24,990
	AT&T, Inc.	694,721	26,545,289
* #	Cbeyond, Inc.	3,300	136,521
*	Centennial Communications Corp.	12,900	114,810
	CenturyTel, Inc.	12,565	535,646
*	Cincinnati Bell, Inc.	28,500	135,660
	Citizens Communications Co.	36,704	476,418
* #	Cogent Communications Group, Inc.	5,900	122,602
	Consolidated Communications Holdings, Inc.	2,900	46,632
*	Crown Castle International Corp.	32,830	1,377,219
	D&E Communications, Inc.	2,499	36,410
	Embarq Corp.	13,363	680,845
#	FairPoint Communications, Inc.	4,300	64,156
* #	FiberTower Corp.	7,700	17,556
*	General Communications, Inc. Class A	6,300	55,818
	Hickory Tech Corp.	2,200	19,998
	IDT Corp.	700	5,418
	IDT Corp. Class B	4,400	35,684
	Iowa Telecommunications Services, Inc.	3,400	57,936
*	LCC International, Inc. Class A	3,700	9,065
*	Leap Wireless International, Inc.	7,500	260,325
* #	Level 3 Communications, Inc.	142,871	480,047
*	NeuStar, Inc.	8,830	280,529
*	Nexstar Broadcasting Group, Inc.	200	1,814
*	NII Holdings, Inc.	19,730	1,088,307
#	North Pittsburgh Systems, Inc.	1,500	35,430
*	PAETEC Holding Corp.	12,100	129,470
*	Premiere Global Services, Inc.	8,600	118,508
*	Qwest Communications International, Inc.	208,004	1,379,067
*	Regal Entertainment Group	4,300	85,097
*	Rural Cellular Corp. Class A	1,700	74,902
*	SBA Communications Corp.	12,000	449,280
	Sprint Nextel Corp.	318,394	4,941,475
	SureWest Communications	2,098	37,995
*	Syniverse Holdings, Inc.	8,240	128,709
	Telephone & Data Systems, Inc.	6,365	396,221
	Telephone & Data Systems, Inc. Special Shares	7,027	397,377
* #	Terrestar Corp.	1,100	7,975
*	Time Warner Telecom, Inc.	16,355	366,843
*	United States Cellular Corp.	6,330	519,060
*	USA Mobility, Inc.	600	7,914
	Verizon Communications, Inc.	330,599	14,285,183
	Windstream Corp.	53,828	697,073
Total Telecommunication Services			58,871,451

Utilities — (3.3%)
*	AES Corp.	71,570	1,563,805
	AGL Resources, Inc.	9,000	333,720
	Allegheny Energy, Inc.	18,020	1,094,715
	ALLETE, Inc.	3,600	147,456
	Alliant Energy Corp.	12,000	498,240

54

	Ameren Corp.	22,900	1,233,165
	American Electric Power Co., Inc.	43,520	2,074,598
	American States Water Co.	1,800	74,970
#	Aqua America, Inc.	13,867	307,015
*	Aquila, Inc.	27,900	110,484
	Artesian Resources Corp. Class A	900	17,100
#	Atmos Energy Corp.	9,430	246,972
	Avista Corp.	5,600	119,728
	Black Hills Corp.	4,190	174,555
* #	Cadiz, Inc.	1,704	33,841
	California Water Service Group	2,200	85,954
	CenterPoint Energy, Inc.	35,570	634,925
#	Central Vermont Public Service Corp.	1,249	34,547
	CH Energy Group, Inc.	1,800	79,776
	Chesapeake Utilities Corp.	975	32,906
	Cleco Corp.	6,802	190,048
#	CMS Energy Corp.	24,600	428,778
	Connecticut Water Services, Inc.	932	22,657
	Consolidated Edison, Inc.	29,900	1,448,655
	Constellation Energy Group	9,600	962,016
	Delta Natural Gas Co., Inc.	360	8,946
	Dominion Resources, Inc.	73,400	3,466,682
	DPL, Inc.	12,900	390,612
	DTE Energy Co.	19,120	937,836
	Duke Energy Corp.	137,364	2,718,434
*	Dynegy, Inc.	57,495	437,537
	Edison International	35,910	2,010,242
*	El Paso Electric Co.	5,300	136,263
	Empire District Electric Co.	3,270	75,341
	Energen Corp.	8,300	529,042
	Energy East Corp.	16,200	447,768
	Energy West, Inc.	700	9,975
	EnergySouth, Inc.	798	44,113
	Entergy Corp.	21,700	2,594,018
* #	Environmental Power Corp.	1,800	9,252
	Equitable Resources, Inc.	13,600	718,896
	Exelon Corp.	73,400	5,950,538
	FirstEnergy Corp.	34,000	2,331,040
	FPL Group, Inc.	44,320	3,091,763
	Great Plains Energy, Inc.	8,900	264,152
#	Hawaiian Electric Industries, Inc.	7,500	173,625
#	IDACORP, Inc.	2,800	98,448
	Integrys Energy Group, Inc.	8,480	432,565
	ITC Holdings Corp.	5,700	290,928
	Laclede Group, Inc.	2,600	89,466
	MDU Resources Group, Inc.	20,250	552,623
	MGE Energy, Inc.	2,298	80,591
	Middlesex Water Co.	1,950	36,758
* #	Mirant Corp.	30,756	1,186,874
	National Fuel Gas Co.	9,500	452,675
	New Jersey Resources Corp.	3,200	161,440
	Nicor, Inc.	4,800	202,272
#	NiSource, Inc.	29,500	546,045
	Northeast Utilities, Inc.	15,740	497,069
#	Northwest Natural Gas Co.	2,997	143,766

55

	NorthWestern Corp.	1,800	50,130
* #	NRG Energy, Inc.	28,834	1,222,273
	NSTAR	11,700	409,500
	OGE Energy Corp.	9,800	348,880
	Oneok, Inc.	12,100	562,650
	Ormat Technologies, Inc.	3,800	191,900
	Otter Tail Corp.	3,201	107,266
	Pepco Holdings, Inc.	20,700	581,670
#	PG&E Corp.	38,800	1,795,276
#	Piedmont Natural Gas Co.	8,300	216,132
	Pinnacle West Capital Corp.	10,890	466,745
	PNM Resources, Inc.	8,650	191,857
	Portland General Electric Co.	7,400	198,098
	PPL Corp.	42,100	2,145,416
	Progress Energy, Inc.	28,450	1,388,929
	Public Service Enterprise Group, Inc.	15,800	1,512,692
	Puget Energy, Inc.	12,800	359,296
	Questar Corp.	20,191	1,079,209
*	Reliant Energy, Inc.	41,090	1,069,984
	RGC Resources, Inc.	100	3,007
	SCANA Corp.	12,320	524,955
	Sempra Energy	29,100	1,822,242
	Sierra Pacific Resources	23,500	404,200
#	SJW Corp.	2,346	78,497
	South Jersey Industries, Inc.	3,200	118,080
	Southern Co.	82,000	3,084,840
	Southern Union Co.	13,488	402,618
	Southwest Gas Corp.	4,800	138,816
#	Southwest Water Co.	2,770	33,185
#	TECO Energy, Inc.	22,600	391,432
	UGI Corp.	11,600	306,704
	UIL Holdings Corp.	3,030	108,535
	Unisource Energy Corp.	3,700	114,441
	Vectren Corp.	8,690	255,138
	Westar Energy, Inc.	9,700	251,327
	WGL Holdings, Inc.	5,807	191,863
	Wisconsin Energy Corp.	12,590	602,306
	Xcel Energy, Inc.	44,290	1,023,542
	York Water Co.	1,600	25,312
Total Utilities			66,847,164

TOTAL COMMON STOCKS			1,808,870,303

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	67	87

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,569,638	7,569,638

56

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (10.0%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $207,256,486 FHLMC 5.000%, 02/01/37 & 5.000%, 05/01/37, valued at $199,622,376) to be repurchased at $193,882,931	$193,808	193,808,132
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $9,861,121 FNMA 5.500%, 02/01/34, valued at $3,261,310) to be repurchased at $3,153,586	3,152	3,152,378
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $4,730,000 FHLMC 6.032%, 11/01/36, valued at $4,402,793) to be repurchased at $4,272,594	4,271	4,270,946

TOTAL SECURITIES LENDING COLLATERAL			201,231,456

TOTAL INVESTMENTS - (100.0%) (Cost $1,602,060,294)			$2,017,671,484

See accompanying Notes to Financial Statements.

57

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (90.9%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	600	$6,282
*	A.C. Moore Arts & Crafts, Inc.	400	6,348
	Aaron Rents, Inc.	1,000	20,110
#	Abercrombie & Fitch Co.	400	32,816
	Advance Auto Parts, Inc.	1,300	46,748
*	Aeropostale, Inc.	1,050	26,827
*	Aftermarket Technology Corp.	700	19,544
	Aldila, Inc.	200	3,434
* #	Amazon.com, Inc.	600	54,336
	American Axle & Manufacturing Holdings, Inc.	1,800	41,616
	American Eagle Outfitters, Inc.	600	13,734
*	America’s Car-Mart, Inc.	400	4,340
*	AnnTaylor Stores Corp.	1,200	36,540
*	Apollo Group, Inc. Class A	600	45,912
	Arbitron, Inc.	300	11,955
	ArvinMeritor, Inc.	2,100	21,231
	Asbury Automotive Group, Inc.	800	13,392
*	Ashworth, Inc.	400	1,524
*	Audible, Inc.	700	8,071
*	AutoNation, Inc.	3,700	61,050
*	Autozone, Inc.	200	22,326
*	Ballantyne of Omaha, Inc.	500	2,905
	Barnes & Noble, Inc.	1,900	73,055
*	Barry (R.G.) Corp.	300	2,178
	Beasley Broadcast Group, Inc.	300	2,100
	Bebe Stores, Inc.	1,700	22,950
* #	Bed Bath and Beyond, Inc.	800	25,160
	Belo Corp. Class A	3,000	49,680
#	Best Buy Co., Inc.	1,300	66,365
* #	Big Dog Holdings, Inc.	300	4,608
*	Big Lots, Inc.	1,900	35,473
	Black & Decker Corp.	900	74,385
#	Blockbuster, Inc. Class A	1,220	4,355
*	Blue Nile, Inc.	200	14,762
	Blyth, Inc.	1,100	21,637
	Bob Evans Farms, Inc.	1,000	30,840
	Books-A-Million, Inc.	600	7,254
	BorgWarner, Inc.	700	67,627
	Brinker International, Inc.	1,600	36,848
	Brown Shoe Company, Inc.	1,000	16,970
	Buckle, Inc.	600	21,186

1

*	Buffalo Wild Wings, Inc.	400	11,564
#	Building Materials Holding Corp.	200	1,144
* #	Cabela’s, Inc.	1,300	21,502
*	Cache, Inc.	600	8,034
*	California Coastal Communities, Inc.	300	1,770
	Callaway Golf Co.	2,280	38,897
*	Career Education Corp.	2,100	60,333
* #	CarMax, Inc.	2,300	52,601
*	Carriage Services, Inc.	700	7,469
*	Carter’s, Inc.	1,200	26,916
*	Casual Male Retail Group, Inc.	800	4,960
	Cato Corp. Class A	900	13,554
*	Cavalier Homes, Inc.	700	1,428
*	Cavco Industries, Inc.	300	11,322
	CBRL Group, Inc.	400	13,384
	CBS Corp. Class A	400	10,980
	CBS Corp. Class B	6,200	170,066
*	CEC Entertainment, Inc.	600	17,100
#	Centex Corp.	1,100	22,946
*	Champion Enterprises, Inc.	2,200	19,844
* #	Charter Communications, Inc.	5,800	7,656
* #	Cheesecake Factory, Inc.	1,400	32,606
*	Chicos FAS, Inc.	1,100	12,441
*	Chipotle Mexican Grill, Inc. Class B	160	18,483
	Choice Hotels International, Inc.	700	24,255
	Christopher & Banks Corp.	700	11,284
* #	Citi Trends, Inc.	200	3,090
*	Coach, Inc.	500	18,570
*	Coinstar, Inc.	800	20,904
* #	Coldwater Creek, Inc.	1,000	8,250
	Collectors Universe, Inc.	300	4,200
#	Columbia Sportswear Co.	600	28,806
*	Comcast Corp. Class A	10,200	209,508
*	Comcast Corp. Special Class A Non-Voting	6,900	139,449
* #	Conn’s, Inc.	700	12,670
	Cooper Tire & Rubber Co.	2,100	32,298
*	Corinthian Colleges, Inc.	2,400	41,904
*	Cox Radio, Inc.	1,200	14,136
	Craftmade International, Inc.	72	572
* #	Crown Media Holdings, Inc.	1,400	10,178
	CSS Industries, Inc.	300	11,874
*	Culp, Inc.	500	4,160
*	Cybex International, Inc.	500	2,325
	Darden Restaurants, Inc.	700	27,853
*	Deckers Outdoor Corp.	200	28,834
*	Design Within Reach, Inc.	500	1,980
	DeVry, Inc.	700	38,486
*	DG Fastchannel, Inc.	600	11,736
*	Dick’s Sporting Goods, Inc.	900	28,134
	Disney (Walt) Co.	17,100	566,865
*	Dixie Group, Inc.	400	3,600
*	Dollar Tree Stores, Inc.	2,200	63,052

2

*	Drew Industries, Inc.	600	16,392
#	E.W. Scripps Co.	1,100	47,795
#	Eastman Kodak Co.	3,800	89,224
*	EchoStar Communications Corp. Class A	300	12,930
*	Emerson Radio Corp.	800	1,120
#	Emmis Communications Corp. Class A	1,000	4,310
	Entercom Communications Corp.	700	11,403
*	Entravision Communications Corp.	2,100	15,708
#	Ethan Allen Interiors, Inc.	1,000	28,560
	Family Dollar Stores, Inc.	2,100	49,455
*	Famous Dave’s of America, Inc.	400	5,536
*	Finlay Enterprises, Inc.	100	297
*	Fleetwood Enterprises, Inc.	1,400	7,658
*	Ford Motor Co.	18,200	136,682
*	Fossil, Inc.	1,600	69,344
*	Franklin Covey Co.	700	4,893
*	Fuel Systems Solutions, Inc.	500	7,370
	Furniture Brands International, Inc.	1,100	11,143
*	GameStop Corp. Class A	700	40,215
*	GameTech International, Inc.	300	2,331
	Gannett Co., Inc.	3,200	117,600
#	Gap, Inc.	3,400	69,360
*	Gaylord Entertainment Co.	1,200	50,472
*	Gemstar-TV Guide International, Inc.	4,800	28,320
	General Motors Corp.	5,100	152,133
	Gentex Corp.	1,600	31,712
	Genuine Parts Co.	2,300	110,515
*	G-III Apparel Group, Ltd.	600	8,622
*	Goodyear Tire & Rubber Co.	2,100	60,375
*	Great Wolf Resorts, Inc.	1,000	10,820
	Group 1 Automotive, Inc.	500	13,440
*	GSI Commerce, Inc.	800	20,896
	Guess?, Inc.	300	14,079
*	Gymboree Corp.	700	23,352
	H&R Block, Inc.	1,300	25,584
*	Hanesbrands, Inc.	700	19,761
	Harley-Davidson, Inc.	700	33,614
#	Harman International Industries, Inc.	200	14,720
	Harte-Hanks, Inc.	1,200	20,160
	Hasbro, Inc.	2,100	58,317
*	Hawk Corp.	440	7,022
*	Hayes Lemmerz International, Inc.	2,800	11,564
*	Hollywood Media Corp.	1,200	3,192
#	Home Depot, Inc.	10,200	291,312
*	Iconix Brand Group, Inc.	1,600	36,464
	Idearc, Inc.	500	9,460
#	IHOP Corp.	400	20,296
	Interactive Data Corp.	2,100	65,583
	Interface, Inc. Class A	1,300	22,672
	International Speedway Corp. Class A	900	38,349
*	Interpublic Group of Companies, Inc.	5,100	48,399
*	INVESTools, Inc.	800	12,360

3

* #	iRobot Corp.	700	11,214
*	ITT Educational Services, Inc.	200	22,628
	J. Alexander’s Corp.	150	1,650
	J.C. Penney Co., Inc.	600	26,472
*	Jack in the Box, Inc.	1,400	41,930
	Jackson Hewitt Tax Service, Inc.	900	29,025
*	Jakks Pacific, Inc.	1,000	25,240
*	Jarden Corp.	1,700	44,812
*	Jo-Ann Stores, Inc.	700	11,522
	Johnson Controls, Inc.	2,600	100,412
	Johnson Outdoors, Inc.	300	6,912
* #	Jos. A. Bank Clothiers, Inc.	400	10,356
	Kenneth Cole Productions, Inc. Class A	300	5,658
	Kimball International, Inc. Class B	600	8,004
*	Knology, Inc.	400	5,376
*	Kohl’s Corp.	1,100	54,208
*	Kona Grill, Inc.	200	3,150
*	KSW, Inc.	300	2,013
	K-Swiss, Inc. Class A	500	9,075
*	Lakeland Industries, Inc.	203	2,192
#	Lamar Advertising Co.	300	15,603
*	Lazare Kaplan International, Inc.	300	2,820
*	Lear Corp.	2,200	64,768
	Leggett & Platt, Inc.	3,100	63,798
	Lennar Corp. Class A	1,100	17,424
	Lennar Corp. Class B	240	3,514
*	Lenox Group, Inc.	500	1,405
	Libbey, Inc.	600	9,306
*	Liberty Global, Inc. Class A	1,600	64,992
*	Liberty Global, Inc. Series C	1,300	49,725
*	Liberty Media Holding Corp. Capital Class A	1,100	130,966
*	Liberty Media Holding Corp. Interactive Class A	8,300	167,245
* #	LIFE TIME FITNESS, Inc.	400	21,728
#	Lifetime Brands, Inc.	500	6,410
#	Limited Brands, Inc.	3,900	78,312
*	Lin TV Corp.	800	8,976
*	Lincoln Educational Services	800	11,104
*	Live Nation, Inc.	2,100	28,182
*	LKQ Corp.	1,000	39,710
*	Lodgenet Entertainment Corp.	400	7,680
*	Lodgian, Inc.	900	10,314
	Lowe’s Companies, Inc.	13,000	317,330
*	Luby’s, Inc.	1,000	10,930
	Macy’s, Inc.	6,000	177,900
*	Maidenform Brands, Inc.	300	3,921
#	Marine Products Corp.	1,100	8,096
	Marriott International, Inc. Class A	600	22,500
*	Martha Stewart Living Omnimedia, Inc.	200	2,030
*	Marvel Entertainment, Inc.	600	16,620
#	Mattel, Inc.	4,100	81,918
	Matthews International Corp. Class A	900	39,726
	McDonald’s Corp.	4,000	233,880

4

	McGraw-Hill Companies, Inc.	300	14,724
	MDC Holdings, Inc.	1,000	35,390
	Media General, Inc. Class A	500	12,385
*	Mediacom Communications Corp.	900	4,059
	Meredith Corp.	900	49,545
*	Midas, Inc.	200	3,276
	Modine Manufacturing Co.	1,000	20,280
* #	Mohawk Industries, Inc.	1,300	104,572
	Monro Muffler Brake, Inc.	650	13,695
*	Morgans Hotel Group	400	7,396
*	Morningstar, Inc.	240	19,524
	Movado Group, Inc.	600	16,620
*	Nathan’s Famous, Inc.	200	3,498
* #	Navarre Corp.	1,400	2,954
*	Netflix, Inc.	1,600	36,960
	New Frontier Media, Inc.	600	2,910
#	Newell Rubbermaid, Inc.	1,200	32,136
	News Corp. Class A	10,300	217,021
	News Corp. Class B	6,700	145,256
	NIKE, Inc. Class B	700	45,955
	Noble International, Ltd.	700	11,424
#	Nordstrom, Inc.	500	16,770
* #	Nutri/System, Inc.	200	5,030
	Omnicom Group, Inc.	600	29,250
#	Orleans Homebuilders, Inc.	500	2,520
	O’Charleys, Inc.	500	7,455
*	O’Reilly Automotive, Inc.	3,300	108,438
*	Outdoor Channel Holdings, Inc.	1,000	6,980
*	Overstock.com, Inc.	300	6,951
#	Oxford Industries, Inc.	400	9,908
*	Pacific Sunwear of California, Inc.	1,400	22,932
*	Palm Harbor Homes, Inc.	700	7,896
*	Panera Bread Co.	500	20,035
*	Papa John’s International, Inc.	500	11,775
*	PC Mall, Inc.	400	4,348
*	Perry Ellis International, Inc.	400	6,448
	PETsMART, Inc.	1,500	42,720
	Phillips-Van Heusen Corp.	1,300	55,146
#	Polaris Industries, Inc.	400	18,224
	Polo Ralph Lauren Corp.	200	13,796
* #	Premier Exhibitions, Inc.	300	3,264
	Pre-Paid Legal Services, Inc.	168	8,402
* #	Priceline.com, Inc.	200	22,760
*	Princeton Review, Inc.	800	6,072
*	Quiksilver, Inc.	4,100	43,460
*	R.H. Donnelley Corp.	1,100	48,862
	RadioShack Corp.	1,400	25,900
*	RC2 Corp.	500	14,540
	RCN Corp.	800	11,616
*	Red Lion Hotels Corp.	600	5,760
*	Red Robin Gourmet Burgers, Inc.	600	23,736
	Regis Corp.	1,500	44,085

5

*	Rentrak Corp.	400	5,600
	Ross Stores, Inc.	700	18,466
*	Rubio’s Restaurants, Inc.	200	1,954
	Ryland Group, Inc.	200	4,600
*	Saga Communications, Inc. Class A	400	2,732
	Salem Communications Corp.	400	3,200
	Sauer-Danfoss, Inc.	1,600	38,880
* #	Sears Holdings Corp.	900	94,959
	Service Corp. International	6,900	91,632
#	Sherwin-Williams Co.	600	37,698
	Shiloh Industries, Inc.	700	6,895
	Sinclair Broadcast Group, Inc. Class A	1,500	15,525
*	Skechers U.S.A., Inc. Class A	700	15,855
	Skyline Corp.	200	6,780
*	Smith & Wesson Holding Corp.	400	3,984
	Snap-On, Inc.	1,700	83,096
	Sonic Automotive, Inc.	600	13,866
*	Sonic Corp.	1,200	29,280
#	Sotheby’s Class A	600	22,470
*	Source Interlink Companies, Inc.	700	1,407
*	Spanish Broadcasting System, Inc.	1,000	1,920
	Spartan Motors, Inc.	700	6,986
	Speedway Motorsports, Inc.	1,500	50,625
*	Stamps.com, Inc.	700	8,890
	Staples, Inc.	3,100	73,470
* #	Starbucks Corp.	700	16,373
	Starwood Hotels & Resorts Worldwide, Inc.	700	37,576
*	Steven Madden, Ltd.	500	11,365
	Strayer Education, Inc.	200	36,172
	Sturm Ruger & Co., Inc.	500	4,625
*	Sun-Times Media Group, Inc. Class A	1,000	1,040
	Superior Uniform Group, Inc.	200	2,260
	Systemax, Inc.	988	19,513
	Tandy Brand Accessories, Inc.	100	949
*	Tandy Leather Factory, Inc.	300	1,230
#	Target Corp.	3,600	216,216
#	Tempur-Pedic International, Inc.	700	20,783
*	Tenneco Automotive, Inc.	1,300	38,467
*	Texas Roadhouse, Inc.	1,200	15,108
*	The DIRECTV Group, Inc.	1,600	39,792
*	The Dress Barn, Inc.	1,200	16,968
	The Marcus Corp.	700	12,614
#	The McClatchey Co.	200	2,702
	The Men’s Wearhouse, Inc.	1,200	41,424
#	The New York Times Co. Class A	3,300	54,450
	The Stanley Works	1,100	57,365
*	The Steak n Shake Co.	1,000	11,570
	The TJX Companies, Inc.	1,800	52,812
#	Thor Industries, Inc.	1,000	35,250
#	Tiffany & Co.	600	27,858
*	Timberland Co. Class A	1,000	16,280
	Time Warner, Inc.	33,500	578,210

6

* #	TiVo, Inc.	1,000	7,490
*	Toll Brothers, Inc.	2,800	57,876
*	Tractor Supply Co.	900	36,918
	Traffix, Inc.	500	3,055
*	True Religion Apparel, Inc.	700	12,194
*	TRW Automotive Holdings Corp.	2,400	53,880
	Tupperware Corp.	600	20,928
* #	Tween Brands, Inc.	600	15,108
* #	Under Armour, Inc. Class A	200	9,936
*	Unifi, Inc.	2,400	7,200
	Unifirst Corp.	500	18,685
*	Universal Electronics, Inc.	500	18,475
*	Universal Technical Institute, Inc.	500	8,815
*	Urban Outfitters, Inc.	1,000	26,200
	V.F. Corp.	1,500	112,185
*	Vail Resorts, Inc.	900	49,959
*	Viacom, Inc. Class A	200	8,400
*	Viacom, Inc. Class B	1,600	67,232
	Virco Manufacturing Corp.	485	3,851
*	Volcom, Inc.	300	8,091
*	Warnaco Group, Inc.	1,500	55,350
	Weight Watchers International, Inc.	400	19,100
	Wendy’s International, Inc.	900	25,227
#	Whirlpool Corp.	900	72,864
	Wiley (John) & Sons, Inc. Class A	1,140	48,051
*	Williams Controls, Inc.	200	3,494
#	Williams-Sonoma, Inc.	2,500	72,775
*	Wilsons The Leather Experts, Inc.	1,400	1,526
#	Winnebago Industries, Inc.	500	10,760
	Wolverine World Wide, Inc.	1,500	37,155
	World Wrestling Entertainment, Inc.	700	11,032
	Wyndham Worldwide Corp.	3,500	102,095
	Yum! Brands, Inc.	900	33,435
* #	Zale Corp.	200	3,578
* #	Zumiez, Inc.	300	8,340
Total Consumer Discretionary			11,703,681

Consumer Staples — (6.0%)
	Alberto-Culver Co.	2,200	56,232
	Alico, Inc.	200	8,878
	Andersons, Inc.	600	25,452
	Archer-Daniels-Midland Co.	5,600	203,560
	Avon Products, Inc.	800	32,840
*	BJ’s Wholesale Club, Inc.	1,900	71,155
	Cal-Maine Foods, Inc.	600	14,778
	Campbell Soup Co.	1,600	58,752
*	Caribou Coffee Co.	600	2,748
	Casey’s General Stores, Inc.	1,600	46,400
*	Central Garden & Pet Co.	500	2,685
	Chiquita Brands International, Inc.	1,400	26,866
	Church & Dwight Co., Inc.	1,500	84,180
	Clorox Co.	500	32,440

7

#	Coca-Cola Co.	4,200	260,820
	Coca-Cola Enterprises, Inc.	9,300	241,521
	Colgate-Palmolive Co.	900	72,072
	ConAgra, Inc.	5,200	130,104
	Corn Products International, Inc.	2,200	86,526
#	Costco Wholesale Corp.	1,900	128,060
*	Darling International, Inc.	1,800	18,450
	Dean Foods Co.	3,100	77,314
	Del Monte Foods Co.	6,000	52,800
	Diamond Foods, Inc.	500	10,005
*	Elizabeth Arden, Inc.	1,000	24,030
*	Energizer Holdings, Inc.	200	22,726
	Estee Lauder Companies, Inc.	400	17,952
	Farmer Brothers Co.	500	11,495
	Flowers Foods, Inc.	2,100	48,783
	General Mills, Inc.	1,400	84,210
#	Great Atlantic & Pacific Tea, Inc.	1,400	42,070
*	Green Mountain Coffee, Inc.	400	13,048
*	Hain Celestial Group, Inc.	1,300	43,004
#	Heinz (H.J.) Co.	600	28,380
	Hormel Foods Corp.	1,800	71,550
	Ingles Market, Inc. Class A	300	7,137
	Inter Parfums, Inc.	500	9,135
	J & J Snack Foods Corp.	600	19,428
	J.M. Smucker Co.	1,720	84,504
	Kellogg Co.	700	37,828
#	Kimberly-Clark Corp.	900	62,829
	Kraft Foods, Inc.	14,100	487,155
	Lancaster Colony Corp.	900	34,668
	Lance, Inc.	1,000	20,740
*	Lifeway Foods, Inc.	200	2,036
*	Maui Land & Pineapple Co., Inc.	240	6,756
	McCormick & Co., Inc.	500	19,105
	Nash Finch Co.	400	14,276
	National Beverage Corp.	700	5,180
*	Omega Protein Corp.	700	5,040
*	Parlux Fragrances, Inc.	700	2,814
*	Peet’s Coffee & Tea, Inc.	400	10,688
	PepsiAmericas, Inc.	3,000	101,550
	PepsiCo, Inc.	2,900	223,822
*	Performance Food Group Co.	1,200	33,228
	Pilgrim’s Pride Corp.	1,600	41,728
	PriceSmart, Inc.	900	26,847
	Procter & Gamble Co.	13,300	984,200
	Ralcorp Holdings, Inc.	800	49,112
	Rocky Mountain Chocolate Factory, Inc.	200	3,504
	Ruddick Corp.	1,600	57,264
	Safeway, Inc.	3,900	135,720
	Sanderson Farms, Inc.	600	18,636
*	Sanfilippo (John B.) & Son, Inc.	200	1,696
	Sara Lee Corp.	9,600	161,568
*	Smithfield Foods, Inc.	4,000	120,200

8

	Spartan Stores, Inc.	700	15,750
	SUPERVALU, Inc.	4,100	171,667
	Sysco Corp.	1,300	42,263
	Tasty Baking Co.	300	2,934
#	The Hershey Co.	300	11,973
	The Kroger Co.	2,300	66,125
	Tootsie Roll Industries, Inc.	1,200	29,568
	Tyson Foods, Inc. Class A	4,500	67,095
*	United Natural Foods, Inc.	1,200	35,148
	Wal-Mart Stores, Inc.	17,400	833,460
	WD-40 Co.	400	15,868
	Weis Markets, Inc.	788	32,245
#	Whole Foods Market, Inc.	600	25,806
#	Wrigley (Wm.) Jr. Co.	300	19,200
Total Consumer Staples			6,309,382

Energy — (11.3%)
*	Abraxas Petroleum Corp.	1,100	3,740
*	Allis-Chalmers Energy, Inc.	1,200	18,180
#	Alon USA Energy, Inc.	1,300	36,166
*	Alpha Natural Resources, Inc.	1,500	42,150
* #	American Oil & Gas, Inc.	1,300	8,372
	Anadarko Petroleum Corp.	4,200	237,720
	Apache Corp.	2,900	280,691
	Arch Coal, Inc.	1,500	56,790
*	Arena Resources, Inc.	320	12,029
	Atlas America, Inc.	800	45,424
*	ATP Oil & Gas Corp.	500	22,290
*	Atwood Oceanics, Inc.	300	26,175
*	Aurora Oil & Gas Corp.	1,300	1,755
	Baker Hughes, Inc.	600	48,162
*	Basic Energy Services, Inc.	800	15,600
	Berry Petroleum Corp. Class A	1,000	41,360
*	Bill Barret Corp.	1,300	50,180
	BJ Services Co.	3,900	95,862
*	Bois d’Arc Energy, Inc.	2,100	41,160
*	Brigham Exploration Co.	1,500	10,365
*	Bristow Group, Inc.	700	38,500
*	Bronco Drilling Co., Inc.	500	7,180
	Cabot Oil & Gas Corp.	2,200	75,724
* #	Cameron International Corp.	400	37,292
	CARBO Ceramics, Inc.	600	23,820
*	Carrizo Oil & Gas, Inc.	700	33,915
*	Cheniere Energy, Inc.	900	31,320
	Chesapeake Energy Corp.	4,200	158,970
	Chevron Corp.	18,600	1,632,522
	Cimarex Energy Co.	2,500	96,575
*	Clayton Williams Energy, Inc.	400	11,504
* #	CNX Gas Corp.	700	21,560
*	Complete Production Services, Inc.	2,100	37,212
*	Comstock Resources, Inc.	1,500	50,250
	ConocoPhillips	14,500	1,160,580

9

	CONSOL Energy, Inc.	800	47,424
*	Contango Oil & Gas Co.	300	14,160
*	Dawson Geophysical Co.	200	13,404
* #	Delta Petroleum Corp.	1,000	15,370
*	Denbury Resources, Inc.	600	31,992
	Devon Energy Corp.	4,000	331,240
#	Diamond Offshore Drilling, Inc.	300	34,929
*	Dresser-Rand Group, Inc.	1,100	39,160
*	Dril-Quip, Inc.	700	39,494
* #	Dune Energy, Inc.	1,600	3,216
*	Edge Petroleum Corp.	600	3,540
	El Paso Corp.	3,000	48,240
*	Encore Acquisition Co.	1,700	55,335
*	Energy Partners, Ltd.	1,000	12,380
	ENSCO International, Inc.	2,100	113,085
	EOG Resources, Inc.	1,600	132,448
*	Evolution Petroleum Corp.	1,000	4,100
	Exxon Mobil Corp.	13,700	1,221,492
*	FMC Technologies, Inc.	600	33,348
*	Forest Oil Corp.	2,100	98,868
	Foundation Coal Holdings, Inc.	800	36,352
	Frontier Oil Corp.	400	17,680
*	FX Energy, Inc.	300	2,232
*	Gasco Energy, Inc.	2,300	4,554
* #	Goodrich Petroleum Corp.	400	9,772
*	Grant Prideco, Inc.	1,700	81,770
*	Grey Wolf, Inc.	5,300	26,924
	Gulf Island Fabrication, Inc.	520	16,541
*	Gulfmark Offshore, Inc.	700	31,108
*	Gulfport Energy Corp.	900	18,738
	Halliburton Co.	1,600	58,576
*	Harvest Natural Resources, Inc.	1,300	16,939
*	Helix Energy Solutions Group, Inc.	2,200	89,298
	Helmerich & Payne, Inc.	3,100	107,105
	Hess Corp.	2,800	199,416
*	Hkn, Inc.	400	3,440
	Holly Corp.	600	29,070
*	Hornbeck Offshore Services, Inc.	900	37,053
*	Infinity, Inc.	700	350
	Lufkin Industries, Inc.	400	20,804
	Marathon Oil Corp.	6,000	335,400
*	Mariner Energy, Inc.	2,500	54,200
	MarkWest Hydrocarbon, Inc.	200	12,260
	Massey Energy Co.	1,800	61,110
*	Matrix Service Co.	300	7,827
*	McMoran Exploration Co.	800	9,408
*	Meridian Resource Corp.	3,300	5,742
*	Mitcham Industries, Inc.	300	5,460
	Murphy Oil Corp.	2,500	178,800
*	NATCO Group, Inc. Class A	500	23,770
*	National-Oilwell, Inc.	1,200	81,780
*	Natural Gas Services Group	400	7,216

10

*	Newfield Exploration Co.	2,300	114,655
*	Newpark Resources, Inc.	2,600	13,988
*	Ngas Resources, Inc.	800	4,960
	Noble Energy, Inc.	2,400	172,896
	Occidental Petroleum Corp.	7,300	509,321
*	Oceaneering International, Inc.	700	44,667
*	Oil States International, Inc.	1,400	44,394
*	OMNI Energy Services Corp.	500	2,540
	Overseas Shipholding Group, Inc.	1,000	71,600
* #	Pacific Ethanol, Inc.	200	1,222
*	Parallel Petroleum Corp.	1,100	21,065
*	Parker Drilling Co.	3,200	22,880
	Patterson-UTI Energy, Inc.	3,700	69,745
	Peabody Energy Corp.	900	50,076
	Penn Virginia Corp.	1,200	49,944
*	Petrohawk Energy Corp.	1,900	30,970
*	Petroleum Development Corp.	500	25,335
*	PetroQuest Energy, Inc.	1,600	21,264
*	PHI, Inc.	400	12,756
*	Pioneer Drilling Co.	1,600	19,056
	Pioneer Natural Resources Co.	2,200	98,054
*	Plains Exploration & Production Co.	2,100	105,861
* #	PowerSecure International, Inc.	500	6,870
*	Pride International, Inc.	2,400	79,128
*	Quest Resource Corp.	800	6,448
* #	Quicksilver Resources, Inc.	800	40,480
	Range Resources Corp.	2,000	81,360
*	Rentech, Inc.	4,700	9,776
	Rowan Companies, Inc.	1,600	56,640
*	SEACOR Holdings, Inc.	700	63,399
	Smith International, Inc.	900	56,448
* #	Southwestern Energy Co.	600	29,862
	Spectra Energy Corp.	1,400	34,496
#	St. Mary Land & Exploration Co.	1,800	70,740
*	Stone Energy Corp.	1,000	45,200
* #	SulphCo, Inc.	700	3,710
#	Sunoco, Inc.	1,700	114,070
*	Superior Energy Services, Inc.	1,800	62,820
*	Superior Well Services, Inc.	500	9,695
*	Swift Energy Corp.	900	36,459
	Tesoro Petroleum Corp.	1,600	78,688
*	Teton Energy Corp.	500	2,085
*	TETRA Technologies, Inc.	1,300	20,553
*	TGC Industries, Inc.	500	4,525
	The Williams Companies, Inc.	1,300	45,123
	Tidewater, Inc.	1,600	78,224
*	Trico Marine Services, Inc.	500	17,685
*	Tri-Valley Corp.	300	1,857
* #	TXCO Resources, Inc.	1,000	12,050
*	Union Drilling, Inc.	800	10,160
*	Unit Corp.	1,100	49,192
#	USEC, Inc.	2,500	20,525

11

*	VAALCO Energy, Inc.	1,900	8,284
	Valero Energy Corp.	4,800	312,336
	W&T Offshore, Inc.	2,200	58,080
* #	Warren Resources, Inc.	1,900	24,244
*	Westmoreland Coal Co.	200	3,230
*	W-H Energy Services, Inc.	860	43,430
*	Whiting Petroleum Corp.	1,300	68,536
	World Fuel Services Corp.	800	25,312
	XTO Energy, Inc.	2,500	154,550
Total Energy			11,748,534

Financials — (21.4%)
	21st Century Holding Co.	400	5,168
	Advance America Cash Advance Centers, Inc.	1,300	11,856
	Advanta Corp. Class A	300	2,796
	Advanta Corp. Class B	600	6,006
* #	Affiliated Managers Group, Inc.	400	49,700
	Affirmative Insurance Holdings, Inc.	200	2,214
*	Allegheny Corp.	200	81,800
	Allstate Corp.	5,200	265,824
*	AmComp, Inc.	600	5,934
	Amcore Financial, Inc.	500	11,750
	American Bancorp of New Jersey, Inc.	400	4,280
#	American Capital Strategies, Ltd.	3,700	139,157
	American Express Co.	1,800	106,164
	American Financial Group, Inc.	2,200	64,284
	American International Group, Inc.	23,000	1,336,990
	American West Bancorporation	600	10,890
	Ameriprise Financial, Inc.	1,600	93,904
*	Amerisafe, Inc.	500	7,630
*	AmeriServe Financial, Inc.	560	1,635
	Anchor Bancorp Wisconsin, Inc.	700	17,794
	AON Corp.	3,400	169,898
*	Appalachian Bancshares, Inc.	200	2,150
	Asset Acceptance Capital Corp.	1,000	11,300
	Associated Banc-Corp.	3,800	103,398
#	ASTA Funding, Inc.	300	10,848
	Astoria Financial Corp.	2,800	70,112
	Atlantic Coast Federal Corp.	150	1,851
*	B of I Holding, Inc.	218	1,559
	BancFirst Corp.	497	23,240
	BancorpSouth, Inc.	2,400	58,704
	Bank of America Corp.	39,800	1,835,974
	Bank of Hawaii Corp.	900	46,863
	Bank of the Ozarks, Inc.	400	11,636
	BankFinancial Corp.	800	12,648
	Banner Corp.	500	14,980
	BB&T Corp.	3,700	133,496
	Benjamin Franklin Bancorp, Inc.	200	2,636
	Berkshire Hills Bancorp, Inc.	400	9,708
	Beverly Hills Bancorp, Inc.	700	3,794
#	Blackrock, Inc.	800	158,696

12

	BOK Financial Corp.	1,997	109,316
	Boston Private Financial Holdings, Inc.	1,200	33,048
	Brooke Corp.	500	3,465
	Brookline Bancorp, Inc.	2,000	20,500
	Brooklyn Federal Bancorp, Inc.	100	1,350
	Brown & Brown, Inc.	3,200	78,720
	Cadence Financial Corp.	500	8,175
	Camden National Corp.	200	5,940
	Capital Corp. of the West	300	5,637
	Capital One Financial Corp.	4,100	218,571
	Capitol Federal Financial	1,700	57,613
	Cardinal Financial Corp.	700	6,706
	Cash America International, Inc.	1,000	35,980
*	Cash Systems, Inc.	300	1,557
#	Cathay General Bancorp	1,600	46,368
*	CB Richard Ellis Group, Inc.	400	9,500
	Center Bancorp, Inc.	400	4,784
	Chemical Financial Corp.	800	20,080
	Chubb Corp.	3,500	190,925
	Cincinnati Financial Corp.	3,300	131,934
	Citigroup, Inc.	30,800	1,025,640
	Citizens Community Bancorp, Inc.	300	2,757
	Citizens First Bancorp, Inc.	300	4,416
	Citizens Republic Bancorp, Inc.	1,600	22,752
* #	Citizens, Inc.	1,100	7,216
	City Holding Co.	600	21,588
	City National Corp.	1,400	90,188
	CNA Financial Corp.	5,300	187,832
*	CNA Surety Corp.	900	18,567
	CoBiz Financial, Inc.	800	13,072
	Cohen & Steers, Inc.	200	5,674
	Columbia Banking System, Inc.	600	18,486
	Comerica, Inc.	1,800	82,404
	Commerce Bancorp, Inc.	2,200	87,604
	Commerce Bancshares, Inc.	2,100	95,193
	Commerce Group, Inc.	1,620	58,239
	Community Trust Bancorp, Inc.	500	14,125
#	Consolidated-Tokoma Land Co.	200	12,620
*	Consumer Portfolio Services, Inc.	600	1,986
	Cullen Frost Bankers, Inc.	1,720	90,489
	CVB Financial Corp.	2,760	30,691
	Delphi Financial Group, Inc. Class A	1,500	57,660
#	Delta Financial Corp.	700	1,288
	Dime Community Bancshares	1,100	14,927
*	Dollar Financial Corp.	600	17,928
	Donegal Group, Inc. Class A	700	11,823
	East West Bancorp, Inc.	1,800	48,510
	Eaton Vance Corp.	400	17,504
*	Encore Capital Group, Inc.	900	9,243
#	Enterprise Financial Services Corp.	428	9,814
	Erie Indemnity Co.	1,300	67,262
#	F.N.B. Corp.	1,960	30,400

13

	FBL Financial Group, Inc. Class A	900	33,363
	Federated Investors, Inc.	700	28,553
	Fidelity National Financial, Inc.	2,600	40,612
	Fifth Third Bancorp	3,600	107,676
	Financial Federal Corp.	900	19,881
*	First Acceptance Corp.	1,000	4,040
	First American Corp.	1,500	51,270
	First Bancorp	600	11,466
#	First Busey Corp.	900	18,801
*	First Cash Financial Services, Inc.	700	11,900
#	First Charter Corp.	200	6,024
#	First Commonwealth Financial Corp.	2,400	27,936
	First Community Bancorp	900	40,491
	First Community Bancshares, Inc.	400	12,844
#	First Financial Bankshares, Inc.	600	23,400
	First Financial Corp.	400	11,352
	First Financial Holdings, Inc.	400	10,964
#	First Marblehead Corp.	2,100	63,021
	First Midwest Bancorp, Inc.	1,600	52,320
	First Niagara Financial Group, Inc.	3,500	43,505
*	First Regional Bancorp	400	8,816
	First State Bancorporation	400	5,848
*	FirstCity Financial Corp.	400	3,248
	FirstMerit Corp.	2,600	53,586
	Flushing Financial Corp.	700	11,242
	FNB United Corp.	395	4,937
	Franklin Resources, Inc.	500	61,590
	Frontier Financial Corp.	1,400	26,824
	Fulton Financial Corp.	5,140	64,301
	Gallagher (Arthur J.) & Co.	2,200	57,816
	GAMCO Investors, Inc.	200	10,660
	Gateway Financial Holdings, Inc.	481	6,392
	German American Bancorp, Inc.	482	6,338
*	GFI Group, Inc.	200	19,476
#	Glacier Bancorp, Inc.	1,700	33,847
*	Great Lakes Bancorp, Inc.	300	3,867
	Great Southern Bancorp, Inc.	500	11,115
	Greene Bancshares, Inc.	400	11,948
	Greenhill & Co., Inc.	200	14,458
*	Hallmark Financial Services, Inc.	800	11,968
#	Hancock Holding Co.	1,000	39,210
	Hanover Insurance Group, Inc.	1,500	67,650
	Harleysville Group, Inc.	949	33,215
	Harleysville National Corp.	1,000	15,350
	Hartford Financial Services Group, Inc.	2,900	276,428
	HCC Insurance Holdings, Inc.	3,300	101,442
	Hercules Technology Growth Capital, Inc.	614	7,251
	Heritage Commerce Corp.	400	7,120
	Heritage Financial Group	137	1,850
	Hilb Rogal Hamilton Co.	1,100	47,025
	Home Federal Bancorp, Inc.	542	6,027
	Horace Mann Educators Corp.	1,500	29,340

14

	Horizon Financial Corp.	400	6,884
	Hudson City Bancorp, Inc.	7,200	109,584
	Huntington Bancshares, Inc.	3,700	58,053
	IBERIABANK Corp.	400	19,360
	Independent Bank Corp. (MA)	500	14,470
	Integra Bank Corp.	400	6,428
	International Bancshares Corp.	1,400	30,856
	Intervest Bancshares Corp.	200	3,186
*	Investment Technology Group, Inc.	1,300	59,384
*	Investors Bancorp, Inc.	3,600	52,812
	Janus Capital Group, Inc.	2,400	80,568
	Jefferies Group, Inc.	1,900	48,564
#	Jones Lang LaSalle, Inc.	400	33,628
	JPMorgan Chase & Co.	36,000	1,642,320
	Kearny Financial Corp.	2,300	29,118
	KeyCorp	5,400	142,236
	K-Fed Bancorp	400	4,864
	KNBT Bancorp, Inc.	600	9,516
	Lakeland Bancorp, Inc.	800	9,208
	Lakeland Financial Corp.	508	9,622
	Legacy Bancorp, Inc.	300	3,819
	Legg Mason, Inc.	1,800	137,358
	Lehman Brothers Holdings, Inc.	5,700	356,991
	Leucadia National Corp.	1,800	84,528
	Lincoln National Corp.	2,400	147,768
	LNB Bancorp, Inc.	200	2,850
	M&T Bank Corp.	1,500	136,440
	MainSource Financial Group, Inc.	600	9,036
*	Markel Corp.	200	96,430
*	MarketAxess Holdings, Inc.	900	12,924
*	Marlin Business Services, Inc.	400	5,400
	Marsh & McLennan Companies, Inc.	5,400	135,648
	Marshall & Ilsley Corp.	5,000	157,350
	MB Financial, Inc.	1,200	38,040
#	MBIA, Inc.	1,200	43,812
	MBT Financial Corp.	700	6,650
	MCG Capital Corp.	1,400	15,820
*	Meadowbrook Insurance Group, Inc.	800	7,352
	Medallion Financial Corp.	600	5,898
	Mercer Insurance Group, Inc.	300	5,313
	Mercury General Corp.	1,600	83,024
	MetLife, Inc.	8,000	524,720
#	Midwest Banc Holdings, Inc.	500	6,300
#	Moody’s Corp.	200	7,532
	Morgan Stanley	9,300	490,296
	Nara Bancorp, Inc.	900	12,006
*	Nasdaq Stock Market, Inc.	1,700	73,712
	National City Corp.	2,593	51,238
	National Interstate Corp.	500	16,465
#	National Penn Bancshares, Inc.	1,630	25,607
	Nationwide Financial Services, Inc.	1,000	44,760
*	Navigators Group, Inc.	500	29,350

15

	NBT Bancorp, Inc.	1,100	27,423
	New England Bancshares, Inc.	200	2,390
#	New York Community Bancorp, Inc.	6,100	113,521
	NewAlliance Bancshares, Inc.	3,700	47,730
*	NexCen Brands, Inc.	1,000	4,500
*	North Pointe Holdings Corp.	300	3,186
	Northeast Community Bancorp, Inc.	500	5,845
	Northern Trust Corp.	700	56,693
#	Northwest Bancorp, Inc.	1,600	44,384
	NYMAGIC, Inc.	200	4,456
	NYSE Euronext	600	51,960
	OceanFirst Financial Corp.	500	8,230
	Odyssey Re Holdings Corp.	2,100	80,934
	Old National Bancorp	2,100	33,558
	Old Second Bancorp, Inc.	400	10,596
	Omega Financial Corp.	400	12,380
	optionsXpress Holding, Inc.	900	27,369
*	Pacific Mercantile Bancorp	400	5,292
	Park National Corp.	440	33,251
	Patriot Capital Funding, Inc.	512	5,489
	Peoples Bancorp, Inc.	400	9,676
#	People’s United Financial, Inc.	2,700	45,819
*	Philadelphia Consolidated Holding Corp.	2,100	89,418
*	Pico Holdings, Inc.	700	26,943
*	Pinnacle Financial Partners, Inc.	500	14,565
*	PMA Capital Corp. Class A	900	7,866
	PNC Financial Services Group, Inc.	2,400	175,704
#	Portfolio Recovery Associates, Inc.	500	20,140
#	PrivateBancorp, Inc.	700	21,427
*	ProAssurance Corp.	1,100	60,324
	Progressive Corp.	9,900	182,160
	Prosperity Bancshares, Inc.	1,400	44,996
	Protective Life Corp.	2,100	86,898
	Provident Bankshares Corp.	700	16,415
	Provident Financial Services, Inc.	2,100	31,206
	Provident New York Bancorp	1,200	14,640
	Prudential Financial, Inc.	4,000	376,560
	QC Holdings, Inc.	500	6,945
	Rainier Pacific Financial Group, Inc.	185	2,740
	Raymond James Financial, Inc.	2,800	90,944
#	Regions Financial Corp.	3,500	92,505
	Reinsurance Group of America, Inc.	1,800	97,398
	Renasant Corp.	700	13,657
#	Resource America, Inc.	500	8,110
*	Rewards Network, Inc.	1,100	5,753
	Riverview Bancorp, Inc.	500	6,550
	RLI Corp.	860	51,282
	Rockville Financial, Inc.	600	8,202
	Rome Bancorp, Inc.	300	3,495
	S&T Bancorp, Inc.	700	22,421
#	S.Y. Bancorp, Inc.	500	11,830
	SAFECO Corp.	2,000	115,420

16

	Safety Insurance Group, Inc.	500	18,255
	Sanders Morris Harris Group, Inc.	700	6,811
	Sandy Spring Bancorp, Inc.	500	14,680
	Schwab (Charles) Corp.	2,400	58,344
*	Seabright Insurance Holdings	600	9,306
	SEI Investments Co.	600	18,612
	Selective Insurance Group, Inc.	1,800	42,462
#	Sierra Bancorp	286	7,139
	Simmons First National Corp. Class A	500	13,045
	South Financial Group, Inc.	2,400	43,008
	Southern Community Financial Corp.	501	3,407
	Southside Bancshares, Inc.	400	7,660
	Southwest Bancorp, Inc.	400	7,180
	StanCorp Financial Group, Inc.	1,500	78,135
	State Auto Financial Corp.	1,400	39,032
	State Bancorp, Inc.	500	7,310
	State Street Corp.	1,300	103,857
	Sterling Bancorp	500	6,680
	Sterling Bancshares, Inc.	2,400	29,616
	Stewart Information Services Corp.	400	10,828
*	Stifel Financial Corp.	520	24,206
	Student Loan Corp.	300	42,153
	Suffolk Bancorp	200	6,172
*	Sun Bancorp, Inc.	700	11,795
#	SunTrust Banks, Inc.	3,100	217,341
	Susquehanna Bancshares, Inc.	1,700	33,813
*	SVB Financial Group	1,000	51,480
	SWS Group, Inc.	600	8,136
	Synovus Financial Corp.	3,400	84,626
	T. Rowe Price Group, Inc.	900	55,332
	Taylor Capital Group, Inc.	400	8,856
	TCF Financial Corp.	2,900	56,289
*	TD Ameritrade Holding Corp.	2,500	46,725
*	Tejon Ranch Co.	300	11,595
#	Temecula Valley Bancorp, Inc.	200	2,240
*	Texas Capital Bancshares, Inc.	900	18,972
*	The Bancorp, Inc.	400	6,464
	The Colonial BancGroup, Inc.	2,800	44,576
	The Goldman Sachs Group, Inc.	2,000	453,280
	The Travelers Companies, Inc.	5,900	313,349
	Thomas Properties Group, Inc.	500	5,210
	Tompkins Financial Corp.	300	12,765
	Tower Group, Inc.	700	22,694
*	Tradestation Group, Inc.	1,200	14,316
	Transatlantic Holdings, Inc.	1,300	96,655
	Trico Bancshares	500	10,605
	TrustCo Bank Corp. (NY)	2,160	22,961
	Trustmark Corp.	1,900	48,374
	U.S. Bancorp	5,500	181,995
#	UCBH Holdings, Inc.	3,400	54,672
	UMB Financial Corp.	1,400	52,668
	Union Bankshares Corp.	400	8,284

17

	UnionBanCal Corp.	2,680	144,693
	United Bankshares, Inc.	1,400	43,512
	United Community Banks, Inc.	200	3,792
	United Financial Bancorp, Inc.	500	5,385
	United Fire & Casualty Co.	1,000	30,820
	United Western Bancorp, Inc.	300	6,303
	Unitrin, Inc.	1,900	87,894
	Univest Corporation of Pennsylvania	500	10,650
	Unum Group	5,400	134,136
#	Valley National Bancorp	2,700	52,920
*	Virginia Commerce Bancorp, Inc.	400	5,012
	W. R. Berkley Corp.	3,600	110,088
#	Wachovia Corp.	9,400	404,200
	Waddell & Reed Financial, Inc.	800	27,344
	Washington Federal, Inc.	2,600	61,022
	Washington Trust Bancorp, Inc.	417	10,362
	Webster Financial Corp.	900	30,321
	Wells Fargo & Co.	29,400	953,442
	West Bancorporation	700	9,828
	West Coast Bancorp	500	9,980
#	Westamerica Bancorporation	900	42,309
* #	Western Alliance Bancorp	600	13,236
	Whitney Holding Corp.	2,200	60,280
	Willow Financial Bancorp, Inc.	700	6,580
	Wilmington Trust Corp.	2,000	71,440
	Wintrust Financial Corp.	500	17,660
*	World Acceptance Corp.	300	9,471
	Zenith National Insurance Corp.	1,240	52,117
	Zions Bancorporation	1,300	70,941
*	ZipRealty, Inc.	800	3,984
Total Financials			22,286,920

Industrials — (14.2%)
*	3-D Systems Corp.	200	3,514
	3M Co.	1,200	99,912
	A.O. Smith Corp.	800	28,312
	AAON, Inc.	560	10,657
*	AAR Corp.	1,300	42,926
	ABM Industries, Inc.	1,400	28,560
*	Acco Brands Corp.	1,780	29,744
*	Accuride Corp.	1,000	7,590
	Actuant Corp.	1,600	50,672
	Acuity Brands, Inc.	400	15,796
	Administaff, Inc.	600	19,608
*	AGCO Corp.	2,100	144,774
*	Airtran Holdings, Inc.	3,000	25,470
	Alamo Group, Inc.	400	7,400
*	Alaska Air Group, Inc.	800	20,264
	Albany International Corp. Class A	860	33,256
	Alexander & Baldwin, Inc.	1,300	66,794
*	Alliant Techsystems, Inc.	200	23,366
*	Allied Defense Group, Inc.	300	1,755

18

*	Allied Waste Industries, Inc.	5,800	66,178
*	Amerco, Inc.	700	45,829
	American Ecology Corp.	400	8,896
#	American Science & Engineering, Inc.	200	11,570
*	American Superconductor Corp.	600	14,484
#	American Woodmark Corp.	300	5,811
	Ameron International Corp.	240	25,387
	Ametek, Inc.	500	22,000
	Ampco-Pittsburgh Corp.	400	14,088
*	AMR Corp.	3,000	63,540
	Angelica Corp.	300	5,199
	Apogee Enterprises, Inc.	900	19,998
	Applied Signal Technologies, Inc.	400	5,108
*	Argon ST, Inc.	700	12,754
	Arkansas Best Corp.	700	15,960
*	Arotech Corp.	700	1,806
*	Astec Industries, Inc.	700	26,292
*	ASV, Inc.	500	5,830
*	Atlas Air Worldwide Holding, Inc.	600	31,590
	Avery Dennison Corp.	1,300	67,743
*	Avis Budget Group, Inc.	2,400	36,072
*	Axsys Technologies, Inc.	300	12,690
*	AZZ, Inc.	300	8,034
#	B.F. Goodrich Co.	600	42,774
	Badger Meter, Inc.	200	7,800
*	Baker (Michael) Corp.	200	6,986
	Baldor Electric Co.	1,100	37,125
*	Baldwin Technology Co., Inc. Class A	500	2,450
#	Barnes Group, Inc.	1,200	37,152
	Barrett Business Services, Inc.	300	4,914
*	BE Aerospace, Inc.	1,600	75,200
* #	Beacon Roofing Supply, Inc.	200	1,842
	Belden, Inc.	1,300	59,865
*	Blount International, Inc.	1,000	12,270
#	Boeing Co.	1,400	129,556
	Brady Co. Class A	1,500	60,045
	Briggs & Stratton Corp.	1,400	31,920
*	BTU International, Inc.	300	4,470
#	Bucyrus International, Inc.	500	43,855
	Burlington Northern Santa Fe Corp.	3,200	267,264
#	C&D Technologies, Inc.	800	4,232
	C.H. Robinson Worldwide, Inc.	700	36,085
#	Carlisle Companies, Inc.	1,800	71,658
	Cascade Corp.	300	18,099
*	Casella Waste Systems, Inc. Class A	700	10,479
	Caterpillar, Inc.	1,100	79,090
*	CBIZ, Inc.	1,800	16,632
	CDI Corp.	600	16,002
*	CECO Environmental Corp.	200	2,318
*	Celadon Group, Inc.	500	3,900
* #	Cenveo, Inc.	300	6,168
*	Ceradyne, Inc.	600	29,664

19

*	ChoicePoint, Inc.	1,000	37,850
	Cintas Corp.	2,200	70,378
	CIRCOR International, Inc.	500	21,695
	Clarcor, Inc.	1,400	49,854
*	Clean Harbors, Inc.	200	10,748
*	Columbus McKinnon Corp.	700	21,784
	Comfort Systems USA, Inc.	1,400	16,450
*	Commercial Vehicle Group, Inc.	400	5,332
*	COMSYS IT Partners, Inc.	300	4,005
*	Consolidated Graphics, Inc.	400	20,692
*	Continental Airlines, Inc.	2,200	61,930
	Con-way, Inc.	800	33,824
*	Copart, Inc.	1,600	59,776
	Corporate Executive Board Co.	300	20,127
*	Corrections Corp. of America	2,800	85,428
*	CoStar Group, Inc.	500	24,095
* #	Covanta Holding Corp.	2,700	72,873
*	CRA International, Inc.	400	18,504
	Crane Co.	1,300	58,422
	CSX Corp.	3,900	163,800
	Cubic Corp.	800	31,584
	Cummins, Inc.	500	58,450
	Curtiss-Wright Corp.	1,000	53,940
	Danaher Corp.	1,000	86,820
	Deere & Co.	700	120,260
	Deluxe Corp.	400	12,636
	Diamond Management & Technology Consultants, Inc.	400	2,972
*	Document Securities Systems, Inc.	200	1,412
	Donaldson Co., Inc.	1,000	46,780
	Dover Corp.	2,800	129,584
	DRS Technologies, Inc.	1,200	71,052
*	Ducommun, Inc.	300	11,028
*	Dynamex, Inc.	300	8,241
	Dynamic Materials Corp.	200	12,694
#	Eagle Bulk Shipping, Inc.	1,000	28,600
	Eaton Corp.	1,700	151,827
	EDO Corp.	500	27,910
	Electro Rent Corp.	900	12,312
*	EMCOR Group, Inc.	1,500	39,960
	Emerson Electric Co.	1,500	85,530
	Encore Wire Corp.	700	11,970
* #	Energy Conversion Devices, Inc.	800	20,696
*	Energy Focus, Inc.	400	2,680
*	EnerSys	1,600	37,232
* #	ENGlobal Corp.	400	4,324
	Ennis, Inc.	500	9,180
*	EnPro Industries, Inc.	600	18,360
	Equifax, Inc.	1,700	63,291
*	ESCO Technologies, Inc.	800	29,584
*	Esterline Technologies Corp.	900	46,998
* #	Evergreen Solar, Inc.	2,900	38,193

20

	Expeditors International of Washington, Inc.	900	42,228
*	Exponent, Inc.	500	13,925
#	Fastenal Co.	700	27,748
	Federal Signal Corp.	1,600	18,400
	FedEx Corp.	2,700	265,869
*	First Consulting Group, Inc.	300	3,840
*	Flanders Corp.	700	4,655
*	Flow International Corp.	500	3,950
	Flowserve Corp.	200	18,818
#	Fluor Corp.	300	44,151
	Forward Air Corp.	700	22,659
#	Franklin Electric Co., Inc.	700	27,272
*	FTI Consulting, Inc.	1,000	57,000
*	FuelCell Energy, Inc.	1,900	17,233
*	Furmanite Corp.	1,000	10,330
	G & K Services, Inc. Class A	600	24,402
*	Gardner Denver Machinery, Inc.	1,500	49,665
	GATX Corp.	1,200	44,436
	Gencorp, Inc.	1,200	14,520
*	General Cable Corp.	500	37,190
	General Dynamics Corp.	1,600	142,048
	General Electric Co.	43,800	1,677,102
*	Genesee & Wyoming, Inc.	1,200	31,440
*	Genlyte Group, Inc.	500	47,125
*	GeoEye, Inc.	600	19,032
*	Global Cash Access, Inc.	400	1,392
	Gorman-Rupp Co.	400	15,780
*	GP Strategies Corp.	600	5,376
	Graco, Inc.	600	22,344
*	Graftech International, Ltd.	1,400	22,498
	Granite Construction, Inc.	400	16,408
#	Greenbrier Companies, Inc.	500	11,090
	Hardinge, Inc.	300	4,731
	Harsco Corp.	1,100	66,077
	Healthcare Services Group, Inc.	950	20,805
	Heartland Express, Inc.	2,800	40,684
	Heico Corp.	400	19,704
	Heico Corp. Class A	488	19,520
	Heidrick & Struggles International, Inc.	400	14,508
*	Herley Industries, Inc.	600	8,478
	Herman Miller, Inc.	300	8,235
*	Hexcel Corp.	800	20,376
*	Hill International, Inc.	900	9,900
	Hi-Shear Technology Corp.	200	2,230
#	HNI Corp.	600	21,918
	Honeywell International, Inc.	1,300	73,606
#	Horizon Lines, Inc. Class A	800	15,928
*	Hub Group, Inc. Class A	700	18,256
	Hubbell, Inc. Class B	1,100	60,423
*	Hudson Highland Group, Inc.	700	6,237
*	Hurco Companies, Inc.	200	8,254
*	Huron Consulting Group, Inc.	200	14,654

21

*	Huttig Building Products, Inc.	800	3,056
	IDEX Corp.	2,400	85,680
*	IHS, Inc.	400	28,056
*	II-VI, Inc.	700	23,478
	IKON Office Solutions, Inc.	4,000	50,520
	Illinois Tool Works, Inc.	2,200	122,100
*	Innovative Solutions & Support, Inc.	400	5,692
	Insteel Industries, Inc.	400	4,548
*	Integrated Electrical Services, Inc.	500	9,385
*	Interline Brands, Inc.	1,100	26,323
*	Intersections, Inc.	500	4,945
* #	Ionatron, Inc.	700	2,422
	ITT Industries, Inc.	2,200	141,768
	J.B. Hunt Transport Services, Inc.	1,700	44,693
*	Jacobs Engineering Group, Inc.	400	33,508
* #	JetBlue Airways Corp.	5,900	41,300
	Joy Global, Inc.	500	29,000
	Kaman Corp. Class A	600	19,140
* #	Kansas City Southern	2,200	75,746
#	Kaydon Corp.	800	40,488
	Kelly Services, Inc. Class A	700	13,335
*	Kenexa Corp.	800	15,496
	Kennametal, Inc.	1,100	85,855
*	Key Technology, Inc.	200	6,950
*	Kforce, Inc.	1,400	15,190
*	Kirby Corp.	1,200	57,684
#	Knight Transportation, Inc.	2,000	30,400
	Knoll, Inc.	500	8,740
*	Korn/Ferry International	1,200	20,676
#	L-3 Communications Holdings, Inc.	1,700	188,105
*	LaBarge, Inc.	520	7,103
*	Labor Ready, Inc.	800	12,040
*	Ladish Co., Inc.	500	22,080
	Landstar Systems, Inc.	400	15,912
*	Layne Christensen Co.	400	22,780
*	Learning Tree International, Inc.	500	12,670
*	LECG Corp.	700	11,102
	Lennox International, Inc.	1,500	50,760
	Lincoln Electric Holdings, Inc.	1,000	69,770
#	Lindsay Corp.	300	15,876
*	LMI Aerospace, Inc.	300	7,320
	Lockheed Martin Corp.	800	88,536
	LSI Industries, Inc.	700	14,462
*	M&F Worldwide Corp.	400	20,548
*	Magnetek, Inc.	700	3,073
	Manpower, Inc.	1,200	73,320
*	Marten Transport, Ltd.	600	6,576
	Masco Corp.	5,100	114,240
	McGrath Rentcorp.	900	23,931
	Met-Pro Corp.	533	6,204
*	MFRI, Inc.	200	2,892
*	Microvision, Inc.	600	2,436

22

*	Middleby Corp.	160	12,142
*	Miller Industries, Inc.	300	3,909
	Mine Safety Appliances Co.	1,000	49,010
*	Mobile Mini, Inc.	1,000	19,220
*	Monster Worldwide, Inc.	500	16,885
*	Moog, Inc. Class A	1,100	49,588
	MSC Industrial Direct Co., Inc. Class A	500	21,610
*	MTC Technologies, Inc.	600	9,810
	Mueller Industries, Inc.	1,100	33,253
	Mueller Water Products, Inc. Class B	1,700	17,017
	NACCO Industries, Inc. Class A	200	20,262
*	National Technical Systems, Inc.	300	2,040
*	NCI Building Systems, Inc.	400	13,732
	Nordson Corp.	1,000	52,800
	Norfolk Southern Corp.	3,500	179,235
*	North America Galvanizing & Coatings, Inc.	400	2,768
	Northrop Grumman Corp.	3,000	236,370
*	NuCo2, Inc.	500	13,790
*	Old Dominion Freight Line, Inc.	800	18,024
	Omega Flex, Inc.	169	2,412
*	On Assignment, Inc.	700	4,473
*	Orbital Sciences Corp.	1,400	33,684
	Oshkosh Truck Corp. Class B	2,100	100,989
* #	Owens Corning, Inc.	2,000	44,020
*	P.A.M. Transportation Services, Inc.	300	4,503
	Paccar, Inc.	750	37,958
	Pall Corp.	600	22,950
#	Parker Hannifin Corp.	2,000	158,860
*	Park-Ohio Holdings Corp.	300	7,062
	Pentair, Inc.	2,900	98,368
*	Perini Corp.	600	31,914
* #	Pinnacle Airlines Corp.	600	9,756
	Pitney Bowes, Inc.	900	34,650
*	Plug Power, Inc.	3,200	11,584
	Portec Rail Products, Inc.	240	2,525
*	Powell Industries, Inc.	300	12,255
*	Power-One, Inc.	2,800	13,076
	Precision Castparts Corp.	200	29,468
*	Protection One, Inc.	500	5,835
*	Quality Distribution, Inc.	700	3,472
*	Quanta Services, Inc.	1,200	32,856
	Quixote Corp.	300	5,529
	R. R. Donnelley & Sons Co.	3,000	109,980
	Raven Industries, Inc.	200	6,946
	Raytheon Co.	3,800	235,030
*	RBC Bearings, Inc.	400	14,712
*	RCM Technologies, Inc.	400	2,296
	Regal-Beloit Corp.	1,100	51,788
	Republic Services, Inc.	2,300	76,291
	Resources Connection, Inc.	900	18,558
	Robbins & Myers, Inc.	500	34,250
	Robert Half International, Inc.	700	18,872

23

	Rockwell Automation, Inc.	700	47,523
	Rockwell Collins, Inc.	700	50,484
	Rollins, Inc.	560	16,486
	Roper Industries, Inc.	1,100	69,795
*	Rush Enterprises, Inc. Class A	950	14,972
	Ryder System, Inc.	1,800	78,048
	Schawk, Inc.	800	11,496
*	School Specialty, Inc.	400	14,276
*	Shaw Group, Inc.	800	50,736
	Simpson Manufacturing Co., Inc.	1,600	42,576
	Skywest, Inc.	2,000	52,620
*	SL Industries, Inc.	200	4,400
	Southwest Airlines Co.	14,400	203,760
*	Spire Corp.	200	3,870
	SPX Corp.	700	71,232
*	Standard Parking Corp.	200	9,274
	Standard Register Co.	700	8,449
	Standex International Corp.	300	5,724
	Steelcase, Inc. Class A	2,400	36,312
*	Stericycle, Inc.	300	17,655
	Sun Hydraulics, Inc.	200	5,810
*	Superior Essex, Inc.	600	14,556
	Sypris Solutions, Inc.	700	4,865
*	SYS Technologies	900	1,890
	TAL International Group, Inc.	1,100	24,915
* #	Taser International, Inc.	900	12,609
*	Team, Inc.	200	5,976
*	Teledyne Technologies, Inc.	1,000	54,220
	Teleflex, Inc.	1,100	66,363
*	TeleTech Holdings, Inc.	500	10,355
	Tennant Co.	600	26,298
*	Terex Corp.	500	32,225
*	Tetra Tech, Inc.	1,700	35,224
	Textron, Inc.	800	55,240
*	The Advisory Board Co.	200	13,002
	The Brink’s Co.	1,100	70,378
#	The Dun & Bradstreet Corp.	200	17,846
*	The Geo Group, Inc.	1,500	38,190
#	The Manitowoc Co., Inc.	600	26,310
*	Thomas & Betts Corp.	1,300	70,668
	Thomas Group, Inc.	361	2,682
	Timken Co.	2,800	89,292
	Titan International, Inc.	900	24,714
	Toro Co.	600	33,390
	Trane, Inc.	900	33,039
*	TRC Companies, Inc.	700	5,873
	Tredegar Industries, Inc.	800	11,568
#	Trinity Industries, Inc.	1,900	48,089
	Triumph Group, Inc.	500	40,630
*	TurboChef Technologies, Inc.	400	5,948
	Twin Disc, Inc.	200	12,426
*	UAL Corp.	1,600	65,504

24

*	Ultralife Batteries, Inc.	400	5,024
	Union Pacific Corp.	2,400	302,736
	United Parcel Service, Inc.	1,300	95,784
*	United Stationers, Inc.	800	40,528
	United Technologies Corp.	3,300	246,741
	Universal Forest Products, Inc.	400	11,444
*	URS Corp.	1,500	86,235
* #	USG Corp.	600	22,014
	Valmont Industries, Inc.	300	23,547
*	Veri-Tek International Corp.	225	1,429
*	Versar, Inc.	300	2,106
	Viad Corp.	700	21,707
	Vicor Corp.	900	12,996
	W.W. Grainger, Inc.	1,100	97,130
	Wabtec Corp.	1,400	47,516
	Walter Industries, Inc.	700	24,283
*	Waste Connections, Inc.	2,000	63,660
	Waste Industries USA, Inc.	300	10,140
	Waste Management, Inc.	4,500	154,440
	Watsco, Inc. Class A	600	21,750
	Watson Wyatt & Co. Holdings	1,200	55,260
#	Watts Water Technologies, Inc.	600	17,556
*	WCA Waste Corp.	600	4,578
	Werner Enterprises, Inc.	2,400	42,120
*	WESCO International, Inc.	600	24,288
*	Westaff, Inc.	600	2,262
	Woodward Governor Co.	500	34,270
Total Industrials			14,782,785

Information Technology — (14.0%)
*	3Com Corp.	11,500	49,565
*	Acacia Research-Acacia Technologies	300	2,766
* #	Access Integrated Technologies, Inc.	700	3,136
*	Actel Corp.	300	3,288
*	ActivIdentity Corp.	1,300	5,291
*	Activision, Inc.	1,200	26,580
*	Actuate Corp.	1,300	9,841
*	Adaptec, Inc.	4,000	13,400
*	ADC Telecommunications, Inc.	3,400	56,304
*	ADDvantage Technologies Group, Inc.	400	2,320
*	Adobe Systems, Inc.	1,100	46,354
	Adtran, Inc.	1,600	34,704
*	Advanced Analogic Technologies, Inc.	1,200	12,924
*	Advanced Energy Industries, Inc.	1,300	18,863
* #	Advanced Micro Devices, Inc.	10,700	104,432
*	Advanced Photonix, Inc.	800	1,544
*	Advent Software, Inc.	300	15,228
*	Aehr Test Systems	200	1,170
*	Aetrium, Inc.	400	2,128
*	Agilent Technologies, Inc.	1,600	60,528
	Agilysys, Inc.	900	12,501
*	Akamai Technologies, Inc.	700	26,642

25

#	Altera Corp.	1,500	28,170
	American Software, Inc. Class A	900	6,471
*	AMIS Holdings, Inc.	2,500	19,175
*	Amkor Technology, Inc.	1,800	14,832
#	Amphenol Corp.	800	34,680
*	Amtech Systems, Inc.	200	2,798
*	Anadigics, Inc.	1,400	15,414
	Analog Devices, Inc.	1,300	40,014
*	Anaren, Inc.	500	7,700
*	Anixter International, Inc.	800	51,600
*	Ansoft Corp.	200	5,802
*	Answerthink, Inc.	1,600	7,264
*	Ansys, Inc.	900	34,974
*	Apple, Inc.	1,600	291,552
	Applied Materials, Inc.	3,100	58,373
*	Applied Micro Circuits Corp.	5,800	14,558
*	Ariba, Inc.	2,200	26,114
*	Arris Group, Inc.	3,100	32,333
*	Arrow Electronics, Inc.	2,400	88,824
*	Art Technology Group, Inc.	2,800	11,704
*	Aspen Technology, Inc.	1,600	27,136
*	Asyst Technologies, Inc.	1,100	3,784
*	Atheros Communications	1,000	29,490
*	Atmel Corp.	14,200	62,338
*	ATMI, Inc.	1,100	33,099
*	Autodesk, Inc.	900	42,381
	Automatic Data Processing, Inc.	1,200	54,072
	Avici Systems, Inc.	500	3,715
*	Avid Technology, Inc.	900	23,877
*	Avnet, Inc.	2,100	72,450
*	Avocent Corp.	1,700	42,330
	AVX Corp.	5,100	73,083
*	Aware, Inc.	900	4,437
*	AXT, Inc.	1,100	4,763
* #	Bankrate, Inc.	500	19,570
*	BEA Systems, Inc.	1,300	20,579
	Bel Fuse, Inc. Class B	300	8,976
*	Bell Microproducts, Inc.	900	5,040
*	Benchmark Electronics, Inc.	2,400	43,080
	Black Box Corp.	500	18,400
*	Blackboard, Inc.	300	11,700
*	Blue Coat Systems, Inc.	400	14,484
*	BMC Software, Inc.	800	26,464
*	Bookham, Inc.	3,200	8,128
*	Borland Software Corp.	2,100	6,783
*	Bottomline Technologies, Inc.	700	8,820
*	Brightpoint, Inc.	1,200	19,932
*	Broadcom Corp.	900	24,066
	Broadridge Financial Solutions, Inc.	1,600	36,432
*	Brocade Communications Systems, Inc.	8,600	62,694
*	BSQUARE Corp.	300	1,848
	CA, Inc.	2,200	53,878

26

*	Cabot Microelectronics Corp.	800	29,920
*	CACI International, Inc. Class A	900	40,851
*	Cadence Design Systems, Inc.	3,700	61,420
*	CalAmp Corp.	500	1,290
*	California Micro Devices Corp.	700	2,751
*	Callidus Software, Inc.	1,100	6,886
*	CallWave, Inc.	800	2,240
*	Captaris, Inc.	400	1,624
*	Catalyst Semiconductor, Inc.	600	3,126
*	Catapult Communications Corp.	500	3,625
*	C-COR, Inc.	1,100	13,508
*	CEVA, Inc.	700	7,168
*	Checkpoint Systems, Inc.	1,300	30,888
*	Chordiant Software, Inc.	300	3,009
* #	Ciena Corp.	900	39,582
*	Ciprico, Inc.	300	1,598
*	Cirrus Logic, Inc.	2,500	14,250
*	Cisco Sytems, Inc.	11,000	308,220
*	Citrix Systems, Inc.	800	29,584
*	CNET Networks, Inc.	3,500	26,530
	Cognex Corp.	1,140	23,108
*	Cognizant Technology Solutions Corp.	1,200	37,320
*	Coherent, Inc.	1,100	31,647
	Cohu, Inc.	700	10,955
*	CommScope, Inc.	800	32,400
*	Computer Sciences Corp.	3,400	179,588
*	Compuware Corp.	7,100	58,646
*	Comtech Telecommunications Corp.	500	24,830
*	Concur Technologies, Inc.	600	22,536
*	Convera Corp.	1,100	2,849
*	Convergys Corp.	1,700	27,727
	Corning, Inc.	3,600	87,444
*	CPI International, Inc.	600	10,074
*	Credence Systems Corp.	1,100	2,255
* #	Cree, Inc.	2,500	61,575
*	CSG Systems International, Inc.	800	13,256
*	Cyberoptics Corp.	300	3,657
*	Cybersource Corp.	500	7,305
*	Cymer, Inc.	1,000	41,070
*	Cypress Semiconductor Corp.	2,700	89,694
#	Daktronics, Inc.	500	11,665
*	DealerTrack Holdings, Inc.	700	29,778
*	Dell, Inc.	4,100	100,614
	Diebold, Inc.	1,900	64,524
*	Digi International, Inc.	900	13,842
*	Digimarc Corp.	800	7,512
* #	Digital River, Inc.	900	34,803
*	Diodes, Inc.	900	26,478
*	Ditech Networks, Inc.	1,200	3,876
*	Dolby Laboratories, Inc.	200	10,048
*	Dot Hill Systems Corp.	1,700	4,318
*	DSP Group, Inc.	600	8,118

27

*	DST Systems, Inc.	200	16,950
*	DTS, Inc.	500	12,375
*	Dycom Industries, Inc.	1,300	36,582
*	Dynamics Research Corp.	300	3,285
*	EarthLink, Inc.	4,000	27,160
*	eBay, Inc.	3,100	103,943
*	Echelon Corp.	400	6,716
*	EFJ, Inc.	800	2,344
*	Electro Scientific Industries, Inc.	800	16,200
*	Electroglas, Inc.	900	1,305
*	Electronic Arts, Inc.	800	44,952
	Electronic Data Systems Corp.	8,000	162,080
*	Electronics for Imaging, Inc.	1,600	36,704
*	EMC Corp.	4,800	92,496
* #	EMCORE Corp.	1,400	12,278
*	EMS Technologies, Inc.	520	15,137
*	Emulex Corp.	2,400	40,200
*	Entegris, Inc.	3,900	33,774
*	Epicor Software Corp.	1,100	11,902
*	EPIQ Systems, Inc.	900	15,678
*	Equinix, Inc.	200	20,822
*	eSpeed, Inc.	1,200	12,120
*	Euronet Worldwide, Inc.	1,600	52,416
*	Excel Technology, Inc.	400	10,788
*	Extreme Networks, Inc.	3,700	13,468
*	F5 Networks, Inc.	600	15,852
	Factset Research Systems, Inc.	500	31,340
	Fair Isaac Corp.	1,600	59,136
*	Fairchild Semiconductor Corp. Class A	3,600	57,096
*	FalconStor Software, Inc.	700	8,477
*	Faro Technologies, Inc.	300	8,106
*	FEI Co.	800	19,928
	Fidelity National Information Services, Inc.	2,700	116,694
*	Finisar Corp.	3,300	5,610
*	Fiserv, Inc.	2,200	112,926
* #	Flir Systems, Inc.	400	27,492
*	FormFactor, Inc.	1,400	53,116
*	Forrester Research, Inc.	700	18,326
*	Foundry Networks, Inc.	3,300	58,179
	Frequency Electronics, Inc.	300	2,841
*	Gartner Group, Inc.	900	17,001
*	Genesis Microchip, Inc.	1,100	5,544
*	Gerber Scientific, Inc.	900	8,550
	Global Payments, Inc.	1,400	60,508
*	Goldleaf Financial Solutions, Inc.	500	875
*	Google, Inc.	400	277,200
*	Greenfield Online, Inc.	800	12,032
*	Harmonic, Inc.	1,400	14,518
	Harris Corp.	600	37,662
*	Harris Stratex Networks, Inc. Class A	800	13,776
	Heartland Payment Systems, Inc.	400	12,912
#	Henry Jack & Associates, Inc.	1,600	42,816

28

*	Hewitt Associates, Inc. Class A	2,400	90,000
	Hewlett-Packard Co.	8,600	439,976
*	hi/fn, Inc.	500	2,935
*	Hittite Microwave Corp.	300	12,957
*	Hutchinson Technology, Inc.	800	21,048
*	Hypercom Corp.	1,600	8,560
*	I.D. Systems, Inc.	400	5,256
	iBasis, Inc.	400	2,116
*	iGATE Capital Corp.	1,500	12,690
*	Ikanos Communications	1,100	6,523
*	I-many, Inc.	800	2,600
	Imergent, Inc.	200	2,472
*	Immersion Corp.	800	10,504
*	InFocus Corp.	1,200	2,088
*	Informatica Corp.	1,600	27,440
	InfoSpace, Inc.	1,000	17,810
*	Ingram Micro, Inc.	5,100	101,490
*	Innodata Isogen, Inc.	700	3,465
*	Insight Enterprises, Inc.	1,600	31,696
	Integral Systems, Inc.	400	9,972
*	Integrated Device Technology, Inc.	5,600	67,928
*	Integrated Silicon Solution, Inc.	1,400	9,128
	Intel Corp.	13,300	346,864
*	Interactive Intelligence, Inc.	200	5,216
* #	Intermec, Inc.	1,700	36,499
*	Internap Network Services Corp.	1,600	15,920
	International Business Machines Corp.	2,400	252,432
*	International Rectifier Corp.	2,100	68,292
*	Internet Capital Group, Inc.	1,300	14,521
*	Interphase Corp.	200	1,948
	Intersil Corp.	1,600	39,904
*	Intervoice, Inc.	900	8,802
*	Interwoven, Inc.	1,400	17,192
*	Intevac, Inc.	500	7,850
*	IntriCon Corp.	200	2,760
*	Intuit, Inc.	1,400	41,048
*	Iomega Corp.	2,100	7,497
*	iPass, Inc.	2,100	9,177
*	Iron Mountain, Inc.	2,600	94,848
*	Iteris, Inc.	1,100	3,696
* #	Itron, Inc.	300	23,265
*	Ixia	2,200	22,726
*	IXYS Corp.	1,100	8,503
*	j2 Global Communications, Inc.	700	17,024
	Jabil Circuit, Inc.	2,900	49,155
*	JDA Software Group, Inc.	1,000	20,940
*	JDS Uniphase Corp.	6,300	84,798
*	Juniper Networks, Inc.	1,100	32,692
*	Jupitermedia Corp.	1,300	5,577
	Keithley Instruments, Inc.	500	4,750
*	Key Tronic Corp.	400	1,660
*	Kintera, Inc.	1,200	1,932

29

	KLA-Tencor Corp.	2,600	125,008
*	Kopin Corp.	2,500	9,000
*	Kratos Defense & Security Solutions, Inc.	2,700	6,048
*	Kulicke & Soffa Industries, Inc.	1,300	9,204
*	KVH Industries, Inc.	400	3,476
*	L-1 Identity Solutions, Inc.	2,500	46,450
* #	Lam Research Corp.	600	27,510
*	LaserCard Corp.	200	1,988
*	Lawson Software, Inc.	5,200	50,544
*	LeCroy Corp.	400	3,476
*	Lexmark International, Inc.	600	20,928
#	Linear Technology Corp.	1,000	30,460
*	Lionbridge Technologies, Inc.	2,400	7,296
*	Littlefuse, Inc.	700	23,345
*	LoJack Corp.	600	10,506
*	Loral Space & Communications, Inc.	700	23,968
* #	LSI Corp.	4,700	26,085
*	Macrovision Corp.	1,800	44,856
*	Magma Design Automation, Inc.	400	5,344
*	Management Network Group, Inc.	1,300	3,107
*	Manhattan Associates, Inc.	600	16,278
*	ManTech International Corp. Class A	600	23,214
#	Marchex, Inc. Class B	900	11,079
*	Mastec, Inc.	1,900	19,209
*	Mattson Technology, Inc.	1,500	12,360
	Maxim Integrated Products, Inc.	1,000	23,190
	Maximus, Inc.	600	23,400
*	Maxwell Technologies, Inc.	700	5,838
*	McAfee, Inc.	2,100	81,795
*	MEMC Electronic Materials, Inc.	500	38,790
*	Mentor Graphics Corp.	2,900	31,581
*	Mercury Computer Systems, Inc.	700	10,262
*	Merix Corp.	800	4,688
*	Metavante Technologies, Inc.	1,666	37,967
	Methode Electronics, Inc.	1,100	13,255
	Micrel, Inc.	1,800	16,056
	Microchip Technology, Inc.	2,300	66,217
*	Micron Technology, Inc.	14,600	121,472
*	Micros Systems, Inc.	400	28,856
*	Microsemi Corp.	1,700	38,896
	Microsoft Corp.	16,900	567,840
*	Microtune, Inc.	1,200	6,240
* #	Midway Games, Inc.	500	1,215
*	MIPS Technologies, Inc.	1,400	7,952
*	MIVA, Inc.	1,000	2,880
*	MKS Instruments, Inc.	1,700	30,889
*	Mobility Electronics, Inc.	1,200	2,088
*	Moldflow Corp.	400	6,380
	Molex, Inc. Class A	1,200	32,136
*	Monolithic Power Systems	300	5,724
	Motorola, Inc.	11,000	175,670
*	MPS Group, Inc.	3,400	37,740

30

*	MRV Communications, Inc.	3,000	6,720
*	MSC. Software Corp.	1,400	18,494
	MTS Systems Corp.	500	20,495
*	Multi-Fineline Electronix, Inc.	800	14,616
*	Nanometrics, Inc.	700	7,000
*	Napco Security Systems, Inc.	700	3,514
	National Instruments Corp.	1,000	33,370
	National Semiconductor Corp.	1,100	25,146
*	NAVTEQ Corp.	300	22,467
*	NCR Corp.	3,500	83,790
*	NeoMagic Corp.	600	1,872
*	NETGEAR, Inc.	800	27,112
*	Netlogic Microsystems, Inc.	500	14,625
*	NetScout Systems, Inc.	900	10,935
	Network Appliance, Inc.	600	14,826
*	Network Equipment Technologies, Inc.	800	9,952
	NIC, Inc.	700	5,460
*	Novatel Wireless, Inc.	700	10,878
*	Novell, Inc.	10,100	70,902
*	Novellus Systems, Inc.	3,600	93,636
*	Nu Horizons Electronics Corp.	700	4,725
*	Nuance Communications, Inc.	2,100	42,378
*	Nvidia Corp.	950	29,963
* #	OmniVision Technologies, Inc.	1,800	33,516
* #	ON Semiconductor Corp.	3,200	29,408
*	Online Resources Corp.	300	2,820
*	Oplink Communications, Inc.	800	12,920
*	OPNET Technologies, Inc.	800	7,336
*	Oracle Corp.	9,300	187,674
*	OSI Systems, Inc.	500	12,395
*	OYO Geospace Corp.	200	20,940
*	Packeteer, Inc.	1,200	8,112
* #	Palm, Inc.	3,400	23,698
*	PAR Technology Corp.	400	2,928
*	Parametric Technology Corp.	2,500	41,750
	Park Electrochemical Corp.	600	17,670
*	Parkervision, Inc.	300	2,949
	Paychex, Inc.	700	27,300
*	PC Connection, Inc.	900	11,511
*	PC-Tel, Inc.	700	5,243
*	PDF Solutions, Inc.	800	6,344
	Pegasystems, Inc.	1,200	14,856
*	Perficient, Inc.	600	10,062
*	Performance Technologies, Inc.	400	1,944
*	Pericom Semiconductor Corp.	900	14,913
*	Perot Systems Corp.	4,000	52,600
*	Pervasive Software, Inc.	800	3,592
*	Phoenix Technologies, Ltd.	300	4,080
*	Photon Dynamics, Inc.	500	4,500
*	Planar Systems, Inc.	700	3,976
	Plantronics, Inc.	1,600	42,960
*	PLATO Learning, Inc.	800	3,264

31

*	Plexus Corp.	1,500	44,640
*	PLX Technology, Inc.	900	8,856
*	PMC-Sierra, Inc.	4,900	34,398
*	Polycom, Inc.	1,600	38,832
*	Power Integrations, Inc.	700	21,056
* #	Powerwave Technologies, Inc.	4,300	17,802
*	Presstek, Inc.	1,300	7,761
*	Progress Software Corp.	1,200	37,956
	QAD, Inc.	1,000	8,510
*	QLogic Corp.	3,200	43,264
	QUALCOMM, Inc.	3,800	154,964
#	Quality Systems, Inc.	300	8,877
*	Quantum Corp.	5,700	18,069
*	Quest Software, Inc.	2,900	46,893
*	QuickLogic Corp.	900	3,204
*	Rackable Systems, Inc.	600	6,390
*	Radiant Systems, Inc.	900	14,373
*	RadiSys Corp.	700	10,878
*	RAE Systems, Inc.	2,000	5,200
* #	Rambus, Inc.	900	17,451
*	Ramtron International Corp.	800	3,392
*	RealNetworks, Inc.	4,900	30,233
*	Red Hat, Inc.	800	16,016
	Relm Wireless Corp.	400	1,324
	Renaissance Learning, Inc.	800	10,416
*	RF Micro Devices, Inc.	8,363	48,338
	Richardson Electronics, Ltd.	500	3,255
*	RightNow Technologies, Inc.	400	7,260
*	Rimage Corp.	400	9,972
*	Rofin-Sinar Technologies, Inc.	400	36,416
*	Rogers Corp.	600	26,436
*	Rudolph Technologies, Inc.	800	9,560
*	Saba Software, Inc.	700	3,465
*	Safeguard Scientifics, Inc.	2,400	4,728
*	Salesforce.com, Inc.	500	28,365
*	Sandisk Corp.	3,200	119,808
*	Sapient Corp.	2,900	20,996
* #	SAVVIS, Inc.	200	6,408
*	ScanSource, Inc.	700	24,696
*	Scientific Learning Corp.	400	2,344
*	Seachange International, Inc.	400	3,016
*	Secure Computing Corp.	2,200	19,954
*	Semitool, Inc.	1,000	9,240
*	Semtech Corp.	1,800	27,468
*	SI International, Inc.	519	13,473
* #	Sigma Designs, Inc.	300	19,506
*	Sigmatel, Inc.	1,100	2,156
*	Silicon Image, Inc.	1,800	8,460
*	Silicon Laboratories, Inc.	1,200	44,568
*	Silicon Storage Technology, Inc.	600	1,704
*	Skyworks Solutions, Inc.	5,200	47,216
*	SM&A	500	3,235

32

* #	Smith Micro Software, Inc.	900	7,209
*	SoftBrands, Inc.	600	1,134
*	Sonic Solutions, Inc.	700	6,951
*	SonicWALL, Inc.	2,100	21,252
* #	Sonus Networks, Inc.	5,900	38,822
*	SourceForge, Inc.	1,700	3,927
*	Spectrum Control, Inc.	500	7,430
*	SPSS, Inc.	500	18,070
* #	SRA International, Inc.	1,400	38,276
*	SRS Labs, Inc.	500	3,065
*	Staktek Holdings, Inc.	1,100	2,827
*	Standard Microsystems Corp.	800	28,216
	StarTek, Inc.	500	4,885
*	STEC, Inc.	1,100	10,252
*	Stratasys, Inc.	400	9,996
*	SumTotal Systems, Inc.	600	2,892
*	Sun Microsystems, Inc.	2,675	55,587
* #	Supertex, Inc.	400	13,580
*	SupportSoft, Inc.	1,800	7,812
* #	Sybase, Inc.	2,000	51,280
*	Sycamore Networks, Inc.	9,200	35,420
*	Sykes Enterprises, Inc.	1,400	25,844
*	Symantec Corp.	7,900	140,620
*	Symmetricom, Inc.	1,000	4,310
* #	Synaptics, Inc.	500	27,770
*	SYNNEX Corp.	1,100	22,726
*	Synopsys, Inc.	3,200	78,752
*	Synplicity, Inc.	800	4,552
	Syntel, Inc.	600	21,618
* #	Take-Two Interactive Software, Inc.	2,100	31,458
*	Tech Data Corp.	1,600	60,176
	Technitrol, Inc.	1,400	37,478
*	TechTeam Global, Inc.	400	5,080
*	Tekelec	2,300	28,290
*	TeleCommunication Systems, Inc.	1,000	3,400
*	Tellabs, Inc.	12,900	89,784
*	Telular Corp.	600	4,020
*	Teradata Corp.	1,800	46,728
*	Teradyne, Inc.	4,500	49,005
* #	Terremark Worldwide, Inc.	1,600	8,976
*	Tessera Technologies, Inc.	1,100	42,482
	Texas Instruments, Inc.	3,200	101,024
*	The Knot, Inc.	900	11,880
	TheStreet.com, Inc.	300	3,690
*	THQ, Inc.	1,300	31,785
*	TIBCO Software, Inc.	6,400	50,112
#	Total System Services, Inc.	800	22,432
*	Transact Technologies, Inc.	400	2,080
*	Trimble Navigation, Ltd.	600	22,242
*	Triquint Semiconductor, Inc.	4,600	27,278
*	TTM Technologies, Inc.	1,400	16,926
*	Tumbleweed Communications Corp.	900	1,179

33

*	Tyler Technologies, Inc.	1,100	16,566
*	Ultimate Software Group, Inc.	300	9,801
*	Ultra Clean Holdings, Inc.	800	11,496
*	Ultratech, Inc.	900	10,782
* #	Unisys Corp.	1,100	5,456
	United Online, Inc.	1,900	28,576
*	Universal Display Corp.	400	6,624
*	ValueClick, Inc.	1,100	26,004
*	Varian Semiconductor Equipment Associates, Inc.	700	29,057
*	Veeco Instruments, Inc.	1,100	18,458
* #	VeriFone Holdings, Inc.	300	14,409
* #	VeriSign, Inc.	3,300	134,970
*	Viasat, Inc.	1,000	33,350
*	Vicon Industries, Inc.	200	1,906
*	Video Display Corp.	300	2,406
*	Virage Logic Corp.	700	5,859
*	Vishay Intertechnology, Inc.	4,100	51,209
*	Visual Sciences, Inc.	400	6,328
*	Vocus, Inc.	200	6,280
*	Vyyo, Inc.	400	1,844
*	Websense, Inc.	500	8,170
*	Website Pros, Inc.	600	6,756
*	Westell Technologies, Inc.	2,100	3,192
*	Western Digital Corp.	2,900	80,127
*	Wind River Systems, Inc.	2,500	25,525
*	Wireless Telecom Group, Inc.	900	1,665
*	Wright Express Corp.	400	15,180
*	Xerox Corp.	8,200	138,416
#	Xilinx, Inc.	1,000	21,900
*	X-Rite, Inc.	1,000	12,430
*	Yahoo!, Inc.	3,000	80,430
*	Zebra Technologies Corp. Class A	1,500	57,855
*	ZILOG, Inc.	600	1,890
*	Zix Corp.	1,000	3,900
*	Zoran Corp.	1,600	34,912
Total Information Technology			14,550,602

Materials — (6.0%)
	A.M. Castle & Co.	700	17,570
*	AEP Industries, Inc.	200	6,842
	Air Products & Chemicals, Inc.	900	89,136
	Airgas, Inc.	1,900	94,012
*	AK Steel Holding Corp.	400	17,828
	Albemarle Corp.	1,700	75,038
	Alcoa, Inc.	7,700	280,049
	Allegheny Technologies, Inc.	500	48,875
	AMCOL International Corp.	700	26,586
	American Vanguard Corp.	800	13,080
	Aptargroup, Inc.	1,600	67,536
	Arch Chemicals, Inc.	700	28,805
	Ashland, Inc.	1,900	93,556
	Balchem Corp.	500	10,690

34

	Ball Corp.	500	23,125
	Bemis Co., Inc.	3,000	81,390
*	Brush Engineered Materials, Inc.	600	26,838
	Cabot Corp.	1,000	34,420
#	Calgon Carbon Corp.	1,100	16,016
	Carpenter Technology Corp.	1,200	90,540
	Celanese Corp. Class A	700	27,776
*	Century Aluminum Co.	500	28,670
	CF Industries Holdings, Inc.	600	54,588
	Chemtura Corp.	3,800	28,500
#	Cleveland-Cliffs, Inc.	900	81,180
* #	Coeur d’Alene Mines Corp.	9,000	37,530
	Commercial Metals Co.	3,500	108,185
	Compass Minerals International, Inc.	500	18,360
*	Core Molding Technologies, Inc.	300	2,121
*	Crown Holdings, Inc.	2,100	53,886
	Cytec Industries, Inc.	1,400	85,876
	Deltic Timber Corp.	300	14,445
	Dow Chemical Co.	8,300	348,102
	duPont (E.I.) de Nemours & Co., Inc.	3,700	170,755
	Eagle Materials, Inc.	1,400	54,586
	Eastman Chemical Co.	1,200	77,052
	Ecolab, Inc.	1,000	47,900
	Ferro Corp.	1,400	29,666
*	Flotek Industries, Inc.	200	7,372
	FMC Corp.	1,400	76,608
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	257,218
	Friedman Industries, Inc.	300	2,175
*	General Moly, Inc.	600	6,396
	Georgia Gulf Corp.	700	5,208
	Gibraltar Industries, Inc.	600	8,388
*	Graphic Packaging Corp.	6,600	27,060
	Greif, Inc. Class A	600	35,442
	H.B. Fuller Co.	2,000	50,580
* #	Headwaters, Inc.	200	2,400
*	Hecla Mining Co.	2,700	31,671
	Hercules, Inc.	2,600	50,466
*	ICO, Inc.	400	4,340
	International Flavors & Fragrances, Inc.	300	15,042
	International Paper Co.	3,800	128,250
*	Ion Geophysical Corp.	2,300	35,489
	Kaiser Aluminum Corp.	500	35,570
	KMG Chemicals, Inc.	300	4,668
*	Landec Corp.	800	10,512
	Louisiana-Pacific Corp.	2,100	32,298
* #	LSB Industries, Inc.	200	4,536
	Lubrizol Corp.	1,000	64,140
#	Martin Marietta Materials, Inc.	200	26,910
*	Material Sciences Corp.	400	3,308
	MeadWestavco Corp.	3,600	118,332
	Metal Management, Inc.	700	32,214
	Minerals Technologies, Inc.	700	46,830

35

	Monsanto Co.	1,000	99,370
	Nalco Holding Co.	3,200	76,672
*	Nanophase Technologies Corp.	300	1,077
	NewMarket Corp.	600	32,196
	Newmont Mining Corp.	2,800	139,132
	NL Industries, Inc.	1,600	16,144
	Nucor Corp.	1,200	71,052
	Olin Corp.	2,100	43,974
	Olympic Steel, Inc.	300	7,842
*	OM Group, Inc.	900	50,661
*	OMNOVA Solutions, Inc.	1,400	7,210
*	Owens-Illinois, Inc.	700	31,423
#	Packaging Corp. of America	2,400	67,896
*	Pactiv Corp.	1,900	48,260
*	Patriot Coal Corp.	90	3,043
	Penford Corp.	200	4,840
*	Peoplesupport, Inc.	900	12,645
*	PolyOne Corp.	3,100	19,437
	PPG Industries, Inc.	2,000	137,280
	Praxair, Inc.	600	51,228
	Quaker Chemical Corp.	300	6,534
	Quanex Corp.	1,300	65,052
*	Ready Mix, Inc.	200	1,680
	Reliance Steel & Aluminum Co.	1,800	92,862
	Rock-Tenn Co. Class A	1,100	29,018
*	Rockwood Holdings, Inc.	2,100	70,728
	Rohm & Haas Co.	2,900	157,673
#	Royal Gold, Inc.	800	22,976
	RPM International, Inc.	3,500	66,675
*	RTI International Metals, Inc.	700	51,408
	Schnitzer Steel Industries, Inc. Class A	600	37,452
	Schweitzer-Maudoit International, Inc.	500	13,350
	Scotts Miracle-Gro Co. Class A	500	18,455
	Sealed Air Corp.	2,400	56,088
	Sensient Technologies Corp.	1,600	44,272
	Silgan Holdings, Inc.	400	21,452
*	Smurfit-Stone Container Corp.	7,500	82,575
#	Southern Copper Corp.	600	66,390
	Steel Dynamics, Inc.	1,700	85,527
	Stepan Co.	300	9,162
*	Stillwater Mining Co.	1,000	9,700
	Temple-Inland, Inc.	1,500	68,955
*	Terra Industries, Inc.	1,200	45,336
	Texas Industries, Inc.	700	48,566
*	The Mosaic Co.	800	55,320
* #	Titanium Metals Corp.	700	20,769
*	U.S. Concrete, Inc.	1,100	4,136
*	U.S. Gold Corp.	1,400	4,802
*	United States Lime & Minerals, Inc.	200	6,152
	United States Steel Corp.	1,400	136,780
*	Universal Stainless & Alloy Products, Inc.	200	6,168
	Valhi, Inc.	900	16,488

36

	Valspar Corp.	3,000	67,620
	Vulcan Materials Co.	1,000	88,800
	Westlake Chemical Corp.	300	5,931
	Weyerhaeuser Co.	1,900	139,042
	Worthington Industries, Inc.	2,400	50,856
*	Zep, Inc.	200	2,626
*	Zoltek Companies, Inc.	500	21,310
Total Materials			6,254,601

Telecommunication Services — (3.9%)
	Alaska Communications Systems Group, Inc.	900	13,500
*	American Tower Corp.	1,000	45,540
*	Arbinet-thexchange, Inc.	900	5,355
	AT&T, Inc.	41,300	1,578,073
*	Cbeyond, Inc.	300	12,411
*	Centennial Communications Corp.	2,000	17,800
	CenturyTel, Inc.	2,100	89,523
*	Cincinnati Bell, Inc.	4,600	21,896
	Citizens Communications Co.	4,800	62,304
* #	Cogent Communications Group, Inc.	500	10,390
	Consolidated Communications Holdings, Inc.	800	12,864
*	Crown Castle International Corp.	3,800	159,410
	D&E Communications, Inc.	500	7,285
	Embarq Corp.	600	30,570
	FairPoint Communications, Inc.	1,000	14,920
* #	FiberTower Corp.	600	1,368
*	General Communications, Inc. Class A	1,100	9,746
	Hickory Tech Corp.	250	2,273
	IDT Corp. Class B	1,200	9,732
	Iowa Telecommunications Services, Inc.	700	11,928
*	LCC International, Inc. Class A	1,000	2,450
*	Leap Wireless International, Inc.	700	24,297
* #	Level 3 Communications, Inc.	2,800	9,408
*	NeuStar, Inc.	700	22,239
*	NII Holdings, Inc.	500	27,580
*	PAETEC Holding Corp.	1,200	12,840
*	Premiere Global Services, Inc.	1,600	22,048
*	Qwest Communications International, Inc.	7,800	51,714
*	SBA Communications Corp.	900	33,696
	Sprint Nextel Corp.	24,700	383,344
	SureWest Communications	400	7,244
*	Syniverse Holdings, Inc.	1,900	29,678
	Telephone & Data Systems, Inc.	800	49,800
	Telephone & Data Systems, Inc. Special Shares	900	50,895
*	Time Warner Telecom, Inc.	1,200	26,916
*	United States Cellular Corp.	800	65,600
	Verizon Communications, Inc.	25,300	1,093,213
	Windstream Corp.	2,000	25,900
Total Telecommunication Services			4,055,750

Utilities — (2.9%)
*	AES Corp.	2,100	45,885

37

	AGL Resources, Inc.	900	33,372
	Allegheny Energy, Inc.	700	42,525
	ALLETE, Inc.	600	24,576
	Alliant Energy Corp.	400	16,608
	Ameren Corp.	900	48,465
	American Electric Power Co., Inc.	900	42,903
	American States Water Co.	300	12,495
#	Aqua America, Inc.	1,500	33,210
	Artesian Resources Corp. Class A	200	3,800
#	Atmos Energy Corp.	1,000	26,190
	Avista Corp.	1,000	21,380
	Black Hills Corp.	700	29,162
	California Water Service Group	400	15,628
	CenterPoint Energy, Inc.	1,300	23,205
	Central Vermont Public Service Corp.	200	5,532
	CH Energy Group, Inc.	200	8,864
	Chesapeake Utilities Corp.	160	5,400
	Cleco Corp.	1,100	30,734
#	CMS Energy Corp.	2,500	43,575
	Connecticut Water Services, Inc.	200	4,862
	Consolidated Edison, Inc.	1,100	53,295
	Constellation Energy Group	400	40,084
	Dominion Resources, Inc.	1,200	56,676
	DPL, Inc.	900	27,252
	DTE Energy Co.	600	29,430
	Duke Energy Corp.	2,700	53,433
*	Dynegy, Inc.	2,000	15,220
	Edison International	700	39,186
*	El Paso Electric Co.	800	20,568
	Empire District Electric Co.	500	11,520
	Energen Corp.	600	38,244
	EnergySouth, Inc.	200	11,056
	Entergy Corp.	500	59,770
*	Environmental Power Corp.	400	2,056
	Equitable Resources, Inc.	400	21,144
	Exelon Corp.	1,500	121,605
	FirstEnergy Corp.	700	47,992
	Florida Public Utilities Co.	200	2,358
#	FPL Group, Inc.	900	62,784
#	Great Plains Energy, Inc.	1,000	29,680
	Hawaiian Electric Industries, Inc.	1,500	34,725
	IDACORP, Inc.	800	28,128
	Integrys Energy Group, Inc.	800	40,808
	ITC Holdings Corp.	1,000	51,040
	Laclede Group, Inc.	300	10,323
	MDU Resources Group, Inc.	800	21,832
	MGE Energy, Inc.	400	14,028
	Middlesex Water Co.	600	11,310
* #	Mirant Corp.	3,000	115,770
	National Fuel Gas Co.	900	42,885
	New Jersey Resources Corp.	600	30,270
	Nicor, Inc.	400	16,856

38

	NiSource, Inc.	800	14,808
#	Northeast Utilities, Inc.	700	22,106
	Northwest Natural Gas Co.	400	19,188
* #	NRG Energy, Inc.	3,400	144,126
	NSTAR	1,200	42,000
	OGE Energy Corp.	1,000	35,600
	Oneok, Inc.	400	18,600
	Ormat Technologies, Inc.	900	45,450
	Otter Tail Corp.	600	20,106
	Pepco Holdings, Inc.	800	22,480
	PG&E Corp.	800	37,016
#	Piedmont Natural Gas Co.	1,400	36,456
	Pinnacle West Capital Corp.	500	21,430
	PNM Resources, Inc.	800	17,744
	Portland General Electric Co.	1,200	32,124
#	PPL Corp.	800	40,768
	Progress Energy, Inc.	1,100	53,702
	Puget Energy, Inc.	1,000	28,070
	Questar Corp.	2,300	122,935
*	Reliant Energy, Inc.	4,900	127,596
	SCANA Corp.	400	17,044
	Sempra Energy	600	37,572
	Sierra Pacific Resources	2,400	41,280
	SJW Corp.	600	20,076
	South Jersey Industries, Inc.	600	22,140
	Southern Co.	1,600	60,192
	Southern Union Co.	1,300	38,805
	Southwest Gas Corp.	400	11,568
	Southwest Water Co.	400	4,792
#	TECO Energy, Inc.	2,300	39,836
	UGI Corp.	1,200	31,728
	UIL Holdings Corp.	500	17,910
	Unisource Energy Corp.	300	9,279
	Vectren Corp.	800	23,488
	Westar Energy, Inc.	1,000	25,910
	WGL Holdings, Inc.	900	29,736
	Wisconsin Energy Corp.	400	19,136
	Xcel Energy, Inc.	1,700	39,287
	York Water Co.	160	2,531
Total Utilities			3,074,314

TOTAL COMMON STOCKS			94,766,569

Face
Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $975,000 FNMA 5.58%, 03/25/37, valued at $716,408) to be repurchased at $705,261	$705	705,000

39

	Face
	Amount	Value †
	(000)
SECURITIES LENDING COLLATERAL — (8.4%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $11,939,904 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 05/01/34 to 08/01/37, valued at $9,032,272) to be repurchased at $8,772,580	$8,769	$8,769,196

TOTAL INVESTMENTS - (100.0%) (Cost $105,542,839)		$104,240,765

See accompanying Notes to Financial Statements.

40

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABB Grain, Ltd.	3,693	$27,406
	Amalgamated Holdings, Ltd.	3,485	20,272
	Amcor, Ltd.	14,041	85,068
	AMP, Ltd.	3,605	32,395
	APN News & Media, Ltd.	4,763	21,075
*	Aquila Resources, Ltd.	1,392	11,341
	ASX, Ltd.	1,787	89,605
# *	Austar United Communications, Ltd.	13,491	18,649
	Australia & New Zealand Banking Group, Ltd.	11,401	284,811
#	Australian Infrastructure Fund	6,704	19,581
*	Australian Worldwide Exploration, Ltd.	11,677	35,071
	Automotive Holdings Group	5,863	19,749
	AXA Asia Pacific Holdings, Ltd.	6,839	48,566
	Babcock & Brown, Ltd.	770	17,806
#	Bank of Queensland, Ltd.	1,709	27,557
	Beach Petroleum, Ltd.	17,091	21,784
*	Becton Property Group	2,749	11,672
*	Bendigo Bank, Ltd.	1,937	28,741
	BHP Billiton, Ltd. Sponsored ADR	2,200	166,826
#	Billabong International, Ltd.	4,103	54,439
	BlueScope Steel, Ltd.	11,721	102,543
	Boral, Ltd.	16,381	93,243
	Bradken, Ltd.	1,519	18,231
	Brambles, Ltd.	2,733	29,979
	Brickworks, Ltd.	737	8,722
	Caltex Australia, Ltd.	1,390	27,214
	Campbell Brothers, Ltd.	797	23,733
	Centennial Coal Co., Ltd.	7,158	29,836
	Challenger Financial Services Group, Ltd.	9,885	48,694
	Charter Hall Group	8,224	19,380
#	Coates Hire, Ltd.	4,655	26,961
	Coca-Cola Amatil, Ltd.	3,099	27,431
	Commonwealth Bank of Australia	6,733	356,407
	Computershare, Ltd.	7,128	64,157
#	ConnectEast Group	28,082	41,913
	CSR, Ltd.	25,161	67,767
	David Jones, Ltd.	10,195	45,209
#	Downer EDI, Ltd.	5,078	22,151
#	DUET Group	9,679	28,865
	Dyno Nobel, Ltd.	14,237	31,039
	Envestra, Ltd.	21,989	19,171
	Fairfax Media, Ltd.	18,841	79,048

1

#	FKP Property Group	3,906	25,299
	Futuris Corp., Ltd.	20,735	38,936
	Goodman Fielder, Ltd.	18,379	31,842
	Graincorp, Ltd. Series A	1,422	11,767
	GWA International, Ltd.	5,375	18,024
#	Hills Industries, Ltd.	3,973	22,483
#	Iluka Resources, Ltd.	3,981	15,236
	Incitec Pivot, Ltd.	425	34,230
	Insurance Australia Group, Ltd.	28,589	113,042
	IOOF Holdings, Ltd.	2,294	18,204
	Iress Market Technology, Ltd.	2,664	20,227
#	Just Group, Ltd.	5,060	23,716
	Leighton Holdings, Ltd.	364	19,708
*	Lihir Gold, Ltd.	7,425	25,219
#	MacArthur Coal, Ltd.	3,532	28,184
	MacMahon Holdings, Ltd.	18,397	31,878
#	Macquarie Communications Infrastructure Group	4,814	22,830
# *	Macquarie Group, Ltd.	1,646	116,729
	Macquarie Media Group, Ltd.	4,789	18,237
	Metcash, Ltd.	18,821	72,888
	Minara Resources, Ltd.	5,762	32,108
	Mincor Resources NL	4,393	17,537
	Monadelphous Group, Ltd.	1,313	17,024
*	Mount Gibson Iron, Ltd.	8,762	20,396
# *	Murchison Metals, Ltd.	4,058	14,426
	National Australia Bank, Ltd.	12,354	419,159
#	New Hope Corp., Ltd.	11,643	24,517
#	Nufarm, Ltd.	1,908	28,367
	Oil Search, Ltd.	16,458	67,789
	Onesteel, Ltd.	10,143	59,704
	Orica, Ltd.	2,630	65,624
	Origin Energy, Ltd.	13,843	106,828
#	Oxiana, Ltd.	5,648	19,792
	Pacific Brands, Ltd.	8,478	23,456
	Peet, Ltd.	5,863	21,474
	Perpetual Trustees Australia, Ltd.	313	18,877
*	Portman, Ltd.	2,175	21,502
	Qantas Airways, Ltd.	5,884	30,487
	QBE Insurance Group, Ltd.	1,760	50,642
	Reece Australia, Ltd.	772	19,114
#	Rio Tinto, Ltd.	592	76,328
*	Riversdale Mining, Ltd.	2,941	25,772
	Sally Malay Mining, Ltd.	3,668	16,767
	Salmat, Ltd.	4,810	17,290
	Santos, Ltd.	6,192	78,516
	Seven Network, Ltd.	3,972	47,511
#	Sims Group, Ltd.	2,574	62,376
#	St. George Bank, Ltd.	3,826	122,462
	Straits Resources, Ltd.	6,014	35,097
	Suncorp-Metway, Ltd.	4,572	75,764
	Telstra Corp., Ltd.	7,335	30,303
	Toll Holdings, Ltd.	5,710	69,482

2

# Transfield Services, Ltd.	2,392	32,644
United Group, Ltd.	2,473	47,489
Washington H. Soul Pattinson & Co., Ltd.	3,688	30,088
Westpac Banking Corp. Sponsored ADR	1,800	227,700
WHK Group, Ltd.	9,779	19,961
Woodside Petroleum, Ltd.	619	26,630
Zinifex, Ltd.	4,314	55,143

TOTAL — AUSTRALIA		5,138,933

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Agrana Beteiligungs AG	195	19,733
Andritz AG	334	20,620
Erste Bank der Oesterreichischen Sparkassen AG	2,404	174,667
EVN AG	262	32,409
OMV AG	2,668	189,374
* RHI AG	422	17,286
Voestalpine AG	693	50,634
Wienerberger AG	1,340	75,724

TOTAL — AUSTRIA		580,447

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Ackermans & Van Haaren	319	32,564
Barco NV	245	18,921
Bekaert SA	358	49,656
Compagnie d’Entreprises CFE	11	22,416
# Compagnie Maritime Belge SA	293	26,243
Delhaize Group Sponsored ADR	1,400	122,108
Dexia SA	8,512	231,876
D’Ieteren NV SA	72	27,858
Exmar NV	649	20,994
Fortis	2,598	69,379
KBC Groep NV	1,299	180,832
Tessenderlo Chemie NV	373	20,571
Umicore	229	53,428

TOTAL — BELGIUM		876,846

CANADA — (7.1%)
COMMON STOCKS — (7.1%)
* Aastra Technologies, Ltd.	600	18,001
Addax Petroleum Corp.	500	21,501
# AGF Management, Ltd. Class B	900	28,684
Agnico Eagle Mines, Ltd.	800	38,586
Agrium, Inc.	400	23,121
Alimentation Couche-Taro, Inc. Class B	2,000	36,242
* Anvil Mining, Ltd.	1,500	24,871
Astral Media, Inc. Class A	300	13,126
* Aurelian Resources, Inc.	1,200	9,061

3

*	Aurora Energy Resources, Inc.	400	5,616
#	Bank of Montreal	4,500	283,964
#	Bank of Nova Scotia	5,600	296,423
#	Barrick Gold Corp.	3,500	142,142
*	Bombardier, Inc. Class B	7,800	47,192
*	Breakwater Resources, Ltd.	5,400	9,721
	CAE, Inc.	3,700	43,662
	Cameco Corp.	1,400	58,047
	Canaccord Capital, Inc.	1,100	17,458
	Canada Bread Co., Ltd.	400	26,801
#	Canadian Imperial Bank of Commerce	1,100	97,949
	Canadian National Railway Co.	3,400	166,302
	Canadian National Resources, Ltd.	1,600	104,405
	Canadian Pacific Railway, Ltd.	1,200	80,044
#	Canadian Tire Corp. Class A	700	49,941
	Canadian Utilities, Ltd. Class A	500	25,256
	Canadian Western Bank	1,200	32,438
	Canam Group, Inc. Class A	1,300	15,484
*	Canfor Corp.	700	5,460
	CCL Industries, Inc. Class B	300	11,185
*	CGI Group, Inc.	2,700	30,485
	CHC Helicopter Corp. Class A	300	6,102
	Cogeco Cable, Inc.	200	8,834
*	Compton Petroleum Corp.	1,500	11,821
*	Connacher Oil & Gas, Ltd.	5,200	17,733
*	Corridor Resources, Inc.	500	5,275
#	Corus Entertainment, Inc. Class B	500	24,726
*	Crystallex International Corp.	9,200	21,621
*	Denison Mines Corp.	2,000	18,401
*	Domtar Corp.	3,200	24,257
	Dorel Industries, Inc. Class B	500	16,171
*	Duvernay Oil Corp.	1,100	27,017
*	Eastern Platinum, Ltd.	16,800	46,202
*	Eldorado Gold Corp.	5,100	29,735
*	Emergis, Inc.	1,000	8,190
	Empire Co., Ltd. Class A	200	9,001
	Enbridge, Inc.	2,925	108,757
	EnCana Corp.	3,900	253,942
#	Ensign Energy Services, Inc.	2,400	35,018
	Fairfax Financial Holdings, Inc.	500	142,757
	Finning International, Inc.	600	16,489
	First Quantum Minerals, Ltd.	300	28,501
*	Flint Energy Services, Ltd.	400	7,856
*	FNX Mining Co., Inc.	700	23,430
#	Fortis, Inc.	900	24,346
*	Forzani Group, Ltd. Class A	100	1,413
*	Fronteer Development Group, Inc.	1,000	10,331
*	Galleon Energy, Inc. Class A	1,500	21,901
	George Weston, Ltd.	800	43,834
	Gerdau Ameristeel Corp.	1,500	18,886
*	Gildan Activewear, Inc.	500	19,091
	Goldcorp, Inc.	6,400	208,010

4

*	Golden Star Resources, Ltd.	8,100	24,544
*	Great Basin Gold, Ltd.	5,600	15,961
	Great West Lifeco, Inc.	500	17,831
#	Harry Winston Diamond Corp.	500	18,976
*	High River Gold Mines, Ltd.	3,000	7,470
	Home Capital Group, Inc.	400	15,905
*	HudBay Minerals, Inc.	1,100	23,651
	Husky Energy, Inc.	500	19,866
	IAMGOLD Corp.	7,600	65,439
	IGM Financial, Inc.	800	40,802
#	Imperial Oil, Ltd.	600	29,318
#	Industrial Alliance Insurance & Financial Services, Inc.	2,200	94,275
#	ING Canada, Inc.	500	21,026
	Inmet Mining Corp.	600	55,611
*	Ivanhoe Mines, Ltd.	1,500	16,966
*	Kinross Gold Corp.	3,800	65,857
*	Kirkland Lake Gold, Inc.	500	6,630
	Laurentian Bank of Canada	400	16,045
	Linamar Corp.	1,500	29,882
	Loblaw Companies, Ltd.	1,300	43,526
*	Lundin Mining Corp.	5,200	50,807
*	MacDonald Dettweiler & Associates, Ltd.	500	22,366
	Magna International, Inc. Class A	1,900	160,235
*	Major Drilling Group International, Inc.	300	17,311
	Manitoba Telecom Services, Inc.	500	22,306
#	Manulife Financial Corp.	10,200	426,993
	Maple Leaf Foods, Inc.	200	2,610
*	Martinrea International, Inc.	1,500	16,951
*	Mega Uranium, Ltd.	1,500	5,685
	Methanex Corp.	2,600	77,224
	Metro, Inc. Class A	2,600	75,222
*	Miramar Mining Corp.	4,100	25,667
#	National Bank of Canada	2,500	135,482
	Nexen, Inc.	1,802	51,125
	Niko Resources, Ltd.	200	18,655
#	Norbord, Inc.	3,300	24,586
*	Nortel Networks Corp.	2,500	42,177
#	Nova Chemicals Corp.	700	22,646
*	Nuvista Energy, Ltd.	600	7,386
# *	Open Text Corp.	1,100	36,104
*	OPTI Canada, Inc.	1,100	19,581
*	Paramount Resources, Ltd. Class A	1,200	17,257
	Pason Systems, Inc.	300	3,564
*	Petrobank Energy & Resources, Ltd.	500	25,121
	Petro-Canada	2,300	111,096
	Potash Corp. of Saskatchewan, Inc.	300	35,942
	Power Corp. of Canada, Ltd.	1,700	69,040
	Power Financial Corp.	800	33,338
*	ProEx Energy, Ltd.	500	5,940
*	Quadra Mining, Ltd.	1,100	18,195
# *	Quebecor World, Inc.	1,500	3,345
	Quebecor, Inc. Class B	600	23,257

5

#	Reitmans Canada, Ltd.	500	8,175
*	Research In Motion, Ltd.	600	68,403
	Rogers Communications, Inc. Class B	600	25,033
*	RONA, Inc.	3,000	52,473
#	Royal Bank of Canada	3,000	159,368
#	Russel Metals, Inc.	1,700	41,805
	Saputo, Inc.	400	23,377
*	Saskatchewan Wheat Pool, Inc.	1,500	16,726
	Savanna Energy Services Corp.	1,200	17,641
	ShawCor, Ltd.	1,000	34,012
	Sherritt International Corp.	3,700	51,766
*	Sierra Wireless, Inc.	900	14,500
*	Silver Standard Resources, Inc.	400	14,477
# *	Silver Wheaton Corp.	1,300	19,527
*	Sino-Forest Corp.	1,300	28,159
	SNC-Lavalin Group, Inc.	600	28,609
*	Stantec, Inc.	500	16,876
#	Sun Life Financial, Inc.	4,300	228,470
	Suncor Energy, Inc.	900	86,323
*	SunOpta, Inc.	300	4,272
	Talisman Energy, Inc.	4,400	78,368
	Teck Cominco Class B	3,400	130,159
	Telus Corp.	400	18,729
*	Tesco Corp.	700	15,457
#	The Thomson Corp.	1,600	62,163
*	Thompson Creek Metals Company, Inc.	1,300	25,936
	Toromont Industries, Ltd.	600	15,979
#	Toronto Dominion Bank	5,100	379,714
#	Torstar Corp. Class B	500	9,621
#	Transalta Corp.	1,200	37,886
#	TransCanada Corp.	3,229	128,521
	Transcontinental, Inc. Class A	1,600	29,105
	Trican Well Service, Ltd.	2,600	44,176
*	UEX Corp.	300	2,265
*	Uranium One, Inc.	1,600	14,433
*	Uranium Participation Corp.	1,700	19,245
*	UTS Energy Corp.	1,900	10,147
	West Fraser Timber Co., Ltd.	1,200	35,942
	Yamana Gold, Inc.	3,700	47,547

TOTAL — CANADA			7,284,996

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	8	94,994
#	Aktieselskabet Roskilde Bank A.S.	170	12,509
#	Auriga Industries A.S. Series B	600	11,746
	Dampskibsselskabet Torm A.S. ADR	500	19,200
	Danske Bank A.S.	3,545	141,716
	De Sammenslut Vogmaend	1,928	44,833
	East Asiatic Co., Ltd. A.S.	400	27,412
	FLSmidth & Co. A.S.	300	30,250

6

*	Jyske Bank A.S.	1,450	114,767
	NKT Holding A.S.	350	33,463
	Novozymes A.S. Series B	150	16,321
	Ringkjoebing Landbobank Aktieselskab	50	8,887
#	Rockwool International A.S.	60	15,255
	Sydbank A.S.	1,000	41,920
# *	Topdanmark A.S.	292	43,503
*	Trygvesta A.S.	700	54,552
*	Vestas Wind Systems A.S.	350	33,054
	Vestjysk Bank A.S.	250	14,503

TOTAL — DENMARK			758,885

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Alma Media	1,213	20,684
#	Amer Sports Oyj Series A	1,228	33,534
	Cramo Oyj	564	15,599
	Elisa Oyj	2,250	70,243
	Fortum Oyj	2,697	115,981
	KCI Konecranes Oyj	758	28,913
	Kemira Oyj	1,641	32,697
	Kesko Oyj	804	47,121
	Kone Oyj Series B	662	49,823
	Lassila & Tikanoja Oyj	596	19,128
	Metso Corp. Sponsored ADR	700	38,110
	Metso Oyj	1,226	66,548
	Neste Oil Oyj	3,249	114,367
	Nokia Oyj Sponsored ADR	5,300	208,449
	OKO Bank P.L.C. Class A	2,670	52,738
	Poyry Oyj	726	18,665
#	Raisio P.L.C.	7,337	17,345
	Rautaruukki Oyj Series K	1,270	59,638
	Sampo Oyj	7,090	207,856
	SanomaWSOY Oyj	2,100	59,900
	Stora Enso Oyj Sponsored ADR	9,200	151,984
	UPM-Kymmene Oyj Sponsored ADR	8,400	177,828
	Uponor Oyj Series A	782	18,675
	Wartsila Corp. Oyj Series B	563	43,056
	YIT Oyj	1,040	24,356

TOTAL — FINLAND			1,693,238

FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
	Accor SA	833	70,370
	Air France-KLM	3,446	123,092
	Air Liquide SA	998	144,717
	Alstom SA	429	95,974
*	Atos Origin SA	840	47,601
	AXA SA Sponsored ADR	3,000	122,550
	BNP Paribas SA	6,926	780,685

7

	Bongrain SA	259	30,831
	Bourbon SA	612	40,789
	Bouygues SA	921	82,442
*	Business Objects SA Sponsored ADR	1,600	97,248
	Capgemini SA	1,760	102,296
	Carrefour SA	1,384	106,930
	Casino Guichard Perrachon SA	479	52,604
	Ciments Francais SA	162	27,071
	CNP Assurances	713	88,678
	Compagnie de Saint-Gobain	3,701	362,503
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,100	66,055
	Compagnie Generale des Establissements Michelin Series B	1,448	171,343
	Credit Agricole SA	4,994	175,584
# *	Eramet SA	69	31,718
	Establissements Maurel et Prom	1,758	36,859
	Euler Hermes SA	231	29,048
#	European Aeronautic Defence & Space Co.	5,210	166,425
*	Faurecia SA	180	13,531
	France Telecom SA Sponsored ADR	10,900	413,655
	Groupe Danone	759	66,807
	Guyenne et Gascogne SA	100	18,039
	Havas SA	7,086	36,968
	Imerys SA	792	66,988
	IMS International Metal Service SA	418	17,705
	JC Decaux SA	1,124	43,472
	Lafarge SA	439	69,569
	Lafarge SA Sponsored ADR	5,400	215,736
	Lagardere SCA	2,036	163,238
*	Legrand SA	952	33,296
	L’Oreal SA	528	73,394
	Neopost SA	392	41,845
	Nexans SA	667	89,024
	Orco Property Group	172	22,884
	PagesJaunes SA	1,400	30,762
	Peugeot SA	2,150	166,669
	Plastic Omnium SA	372	21,948
	PPR SA	1,001	168,318
	Publicis Groupe ADR	1,400	51,066
#	Rallye SA	349	25,232
	Renault SA	1,510	219,028
	Rubis SA	172	16,324
	Safran SA	3,705	72,003
	Schneider Electric SA	1,382	191,829
	SEB SA	125	22,407
	Societe BIC SA	468	34,936
	Societe Generale Paris	2,993	461,026
	Somfy SA	74	22,095
	Sperian Protection	139	16,504
	STEF-TFE	282	21,273
	Technip SA ADR	1,700	139,065
	Teleperformance SA	805	30,874
	Thales SA	366	21,851

8

*	Thomson	5,156	80,022
	Total SA Sponsored ADR	4,900	396,508
*	UbiSoft Entertainment SA	359	31,215
	Valeo SA	1,428	71,770
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	138	38,935
	Veolia Environnement SA ADR	600	55,680
	Vilmorin et Cie SA	139	21,331
	Vinci SA	1,588	126,123
	Vivendi SA	7,662	351,356
	Wendel	482	75,467
	Zodiac SA	567	37,195

TOTAL — FRANCE			7,458,376

GERMANY — (7.2%)
COMMON STOCKS — (7.2%)
	Aareal Bank AG	716	30,908
	Adidas-Salomon AG	795	52,638
	Allianz SE	3,352	692,640
	Altana AG	1,165	29,056
	AMB Generali Holding AG	221	33,433
	BASF AG	1,951	271,216
	Bayerische Motoren Werke AG	2,461	149,980
	Beiersdorf AG	364	29,292
	Bilfinger Berger AG	980	79,741
	Comdirect Bank AG	1,445	17,984
	Commerzbank AG	1,929	76,032
	Continental AG	603	78,638
	Daimler AG	1,406	143,118
	Daimler AG Sponsored ADR	4,400	447,348
	Deutsche Bank AG	767	100,974
	Deutsche Bank AG ADR	3,300	434,775
	Deutsche Boerse AG	826	153,840
	Deutsche Lufthansa AG	2,937	79,393
	Deutsche Post AG	8,194	278,274
	Deutsche Postbank AG	282	24,652
	Deutsche Telekom AG	21,052	466,092
	Douglas Holding AG	434	26,641
	E.ON AG	396	80,623
	E.ON AG Sponsored ADR	11,400	775,377
*	EM. Sports Media AG	1,695	9,746
	Epcos AG Sponsored ADR	1,100	19,717
	Fraport AG	799	61,554
	Fuchs Petrolub AG	205	19,136
*	GEA Group AG	911	32,989
	Hannover Rueckversicherung AG	1,069	50,766
	Heidelberger Druckmaschinen AG	1,470	46,547
	Heidelberger Zement AG	179	29,590
	Henkel KGAA	615	31,750
	Hochtief AG	402	53,036
	Hypo Real Estate Holding AG	2,931	155,730
*	Infineon Technologies AG	14,438	172,703

9

	K&S AG	205	41,297
	Kontron AG	1,112	23,948
	Lanxess AG	2,174	101,415
	Leoni AG	483	25,931
	Linde AG	1,555	203,539
	MAN AG	466	75,640
# *	Medion AG	754	20,744
	Metro AG	443	40,493
	MTU Aero Engines Holding AG	429	22,909
	Munchener Rueckversicherungs-Gesellschaft AG	1,571	286,587
#	Norddeutsche Affinerie AG	881	29,845
*	Pfeiffer Vacuum Technology AG Sponsored ADR	200	16,480
	Pfleiderer AG	1,233	25,263
*	Premiere AG	1,554	23,761
	Rheinmetall AG	925	76,923
	RWE AG (Neu) Series A	890	121,377
	Salzgitter AG	376	60,732
	SAP AG Sponsored ADR	1,200	61,464
*	SGL Carbon AG	498	28,274
	Siemens AG Sponsored ADR	1,700	258,009
	ThyssenKrupp AG	2,526	149,516
# *	TUI AG	4,500	125,856
	United Internet AG	1,164	27,210
	Volkswagen AG	1,027	246,350
*	Wacker Chemie AG	83	23,063
	Wincor Nixdorf AG	382	32,970

TOTAL — GERMANY			7,385,525

GREECE — (1.0%)
COMMON STOCKS — (1.0%)
*	Alapis Holdings Industrial & Commercial S.A.	16,716	58,007
	Alpha Bank A.E.	6,343	214,847
	Coca-Cola Hellenic Bottling Co. S.A. ADR	750	31,553
	Cosmote Mobile Telecommunications S.A.	588	22,567
	EFG Eurobank Ergasias S.A.	1,899	66,688
	Fourlis Holdings S.A.	501	18,582
	Frigoglass S.A.	562	20,875
	Hellenic Petroleum S.A.	2,973	45,980
	Hellenic Technodomiki Tev S.A.	2,126	27,881
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	23,595
	Metka S.A.	797	18,723
	Michaniki S.A.	2,081	18,234
	Mytilineos Holdings S.A.	354	18,277
	National Bank of Greece S.A. ADR	24,600	330,870
	Neochimiki Lv Lavrentiadis S.A.	706	20,057
	Piraeus Bank S.A.	1,355	52,290
	Public Power Corp.	802	39,390
	Viohalco S.A.	1,602	21,423

TOTAL — GREECE			1,049,839

10

HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
	Allied Group, Ltd.	6,000	35,520
	Allied Properties, Ltd.	44,000	19,677
	Bank of East Asia, Ltd.	5,662	34,470
	Cafe de Coral Holdings, Ltd.	10,000	21,759
	Cathay Pacific Airways, Ltd.	12,000	31,693
	Cheung Kong Holdings, Ltd.	9,000	170,297
	Cheung Kong Infrastructure Holdings, Ltd.	7,000	27,205
	Dah Sing Financial Holdings, Ltd.	3,600	32,249
	First Pacific Co., Ltd.	28,000	21,084
*	Foxconn International Holdings, Ltd.	8,000	19,936
	Giordano International, Ltd.	44,000	20,922
	Great Eagle Holdings, Ltd.	11,000	42,814
	Hang Lung Group, Ltd.	8,000	45,851
	Hang Lung Properties, Ltd.	6,000	27,693
	Henderson Land Development Co., Ltd.	10,000	88,893
	Hong Kong and Shanghai Hotels, Ltd.	11,000	18,870
	Hopewell Holdings, Ltd.	17,000	77,513
	Johnson Electric Holdings, Ltd.	37,500	17,195
	Kingboard Chemical Holdings, Ltd.	14,500	78,982
	Kowloon Development Co., Ltd.	10,000	25,024
	Lee & Man Paper Manufacturing, Ltd.	6,000	26,233
	Lifestyle International Holdings, Ltd.	10,000	25,742
	Luks Industrial Group, Ltd.	16,000	20,939
	Matsunichi Communications Holdings, Ltd.	24,000	20,692
	Melco International Development, Ltd.	18,000	29,158
*	Mongolia Energy Corporation, Ltd.	25,000	41,330
	MTR Corp., Ltd.	14,607	49,407
#	New World China Land, Ltd.	37,600	39,178
	New World Development Co., Ltd.	25,000	95,777
	NWS Holdings, Ltd.	13,000	45,529
	Pacific Basin Shipping, Ltd.	14,000	28,829
	PCCW, Ltd.	34,000	20,427
	Prime Success International Group, Ltd.	14,000	10,539
	PYI Corp., Ltd.	46,000	19,654
	Shangri-La Asia, Ltd.	10,000	28,526
	Sino Land Co., Ltd.	12,000	42,941
	Sun Hung Kai Properties, Ltd.	9,000	187,318
	Tai Cheung Holdings	23,000	19,148
#	Techtronic Industries Co., Ltd.	31,000	26,245
	Television Broadcasts, Ltd.	4,000	24,598
	Texwinca Holdings, Ltd.	24,000	17,913
	Transport International Holdings, Ltd.	4,000	18,227
	Truly International Holdings	12,000	30,735
	USI Holdings, Ltd.	28,000	21,573
	Vtech Holdings, Ltd.	3,000	26,703
	Wharf Holdings, Ltd.	13,000	77,553
	Wheelock and Co., Ltd.	25,000	78,750
	Wheelock Properties, Ltd.	40,000	46,438
	Wing Hang Bank, Ltd.	2,000	25,086
	Wing Lung Bank, Ltd.	3,200	33,936

TOTAL — HONG KONG			2,036,771

11

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Allied Irish Banks P.L.C. Sponsored ADR	7,100	322,056
	Bank of Ireland P.L.C. Sponsored ADR	3,300	209,550
	CRH P.L.C. Sponsored ADR	3,300	125,301
	Independent News & Media P.L.C.	6,457	20,386
	Irish Life & Permanent P.L.C.	7,636	151,306
	Kerry Group P.L.C.	1,125	32,832
	Kingspan Group P.L.C.	1,183	24,949

TOTAL — IRELAND			886,380

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
#	AEM SpA	7,105	29,853
	Alleanza Assicurazioni SpA	3,336	44,015
	Assicurazioni Generali SpA, Trieste	3,245	149,090
	Autogrill SpA, Novara	1,015	17,786
	Azimut Holding SpA	1,363	19,413
#	Banca Monte Dei Paschi di Siena SpA	14,773	82,303
	Banca Popolare di Milano Scarl	11,630	168,336
	Bulgari SpA	1,302	19,260
	Buzzi Unicem SpA	1,314	36,417
	C.I.R. SpA - Compagnie Industriali Riunite	7,131	25,833
*	Ducati Motor Holding SpA	7,628	19,532
	Enel SpA Sponsored ADR	1,500	89,610
	Eni SpA Sponsored ADR	3,300	236,148
#	ERG SpA	1,082	22,021
	Fiat SpA	631	17,334
	Fiat SpA Sponsored ADR	1,600	44,082
	Fondiaria - Sai SpA	1,930	84,407
	Geox SpA	852	19,034
	Immsi SpA	4,196	9,300
*	Impregilo SpA	6,264	41,294
	Interpump Group SpA	1,758	18,524
	Intesa Sanpaolo SpA	69,040	549,592
	Luxottica Group SpA Sponsored ADR	600	19,992
	Marr SpA	1,752	19,726
#	Mediobanca SpA	6,574	147,960
	Milano Assicurazioni SpA	5,810	42,699
	Saipem SpA	800	32,177
*	Saras SpA Raffinerie Sarde	5,737	33,201
	Snam Rete Gas SpA	3,918	24,915
#	Societe Cattolica di Assicurazoni Scrl SpA	819	44,757
#	Telecom Italia SpA Sponsored ADR	7,200	228,384
	Terna SpA	9,474	37,125
#	Tod’s SpA	244	17,742
	UniCredito Italiano SpA	38,727	329,106
	Unione di Banche Italiane Scpa	9,985	284,487
	Unipol Gruppo Finanziario SpA	16,156	62,673

TOTAL — ITALY			3,068,128

12

JAPAN — (19.6%)
COMMON STOCKS — (19.6%)
	Adeka Corp.	2,100	22,253
	Aderans Holdings Co., Ltd.	1,300	20,663
	AEON Co., Ltd.	4,300	65,931
	Aichi Steel Corp.	4,000	22,361
	Aida Engineering, Ltd.	4,000	24,002
	Aioi Insurance Co., Ltd.	10,000	55,589
	Air Water, Inc.	2,000	21,447
	Aisin Seiki Co., Ltd.	2,100	84,986
	Ajinomoto Co., Inc.	10,000	110,217
	Alpine Electronics, Inc.	1,300	22,070
	Alps Electric Co., Ltd.	4,600	57,811
	Amada Co., Ltd.	10,000	92,377
	Amano Corp.	1,700	19,946
#	Anritsu Corp.	5,000	22,014
	AOKI Holdings, Inc.	1,100	21,134
	Aoyama Trading Co., Ltd.	1,800	45,853
	Ariake Japan Co., Ltd.	1,000	19,802
	Asahi Diamond Industrial Co., Ltd.	3,000	22,489
	Asahi Glass Co., Ltd.	2,000	27,984
	Asahi Kasei Corp.	7,000	50,596
	Asatsu-Dk, Inc.	700	20,499
	Asics Corp.	2,000	28,980
	Bank of the Ryukyus, Ltd.	1,700	23,482
	Bank of Yokohama, Ltd.	14,000	109,555
	Benesse Corp.	1,000	41,548
	Bosch Corp.	4,000	20,444
	Bridgestone Corp.	2,800	53,729
	Brother Industries, Ltd.	4,000	56,108
	Calsonic Kansei Corp.	6,000	33,999
	Canon Finetech, Inc.	1,300	19,894
	Canon Marketing Japan, Inc.	1,200	24,482
	Canon, Inc. Sponsored ADR	1,800	94,716
	Casio Computer Co., Ltd.	6,200	79,163
	Central Glass Co., Ltd.	4,000	14,799
#	Chiyoda Co., Ltd.	1,100	18,563
	Chofu Seisakusho Co., Ltd.	1,300	21,306
	Chubu Electric Power Co., Ltd.	1,800	49,947
	Chudenko Corp.	1,000	19,041
	Chugoku Marine Paints, Ltd.	2,000	22,353
	Chuo Mitsui Trust Holdings, Inc.	10,000	85,252
	Citizen Holdings Co., Ltd.	7,900	84,696
	CKD Corp.	2,200	16,904
	CMK Corp.	2,100	15,564
	Coca-Cola West Japan Co., Ltd.	1,500	34,106
	Comsys Holdings Corp.	2,000	16,443
	Cosmo Oil Co., Ltd.	15,000	61,985

13

	Credit Saison Co., Ltd.	1,600	45,487
	CSK Holdings Corp.	1,000	33,015
	Dai Nippon Printing Co., Ltd.	10,000	145,658
	Dai Nippon Screen Mfg. Co., Ltd.	5,000	28,138
	Daicel Chemical Industries, Ltd.	8,000	47,432
	Daido Steel Co., Ltd.	5,000	37,016
	Daifuku Co., Ltd.	2,000	28,209
	Daihatsu Motor Co., Ltd.	3,000	30,267
	Daikin Industries, Ltd.	700	36,282
#	Daikyo, Inc.	5,000	14,393
	Daimei Telecom Engineering Corp.	2,000	15,625
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	18,339
	Dainippon Ink & Chemicals, Inc.	10,000	50,337
#	Daio Paper Corp.	3,000	26,218
	Daiwa House Industry Co., Ltd.	5,000	66,397
	Daiwa Securities Co., Ltd.	3,000	30,395
	Daiwabo Co., Ltd.	8,000	20,571
	Denki Kagaku Kogyo Kabushiki Kaisha	7,000	36,394
	Denki Kogyo Co., Ltd.	3,000	17,343
	Denso Corp.	2,200	90,421
	Dentsu, Inc.	24	61,642
	Disco Corp.	400	23,686
	Don Quijote Co., Ltd.	1,000	21,368
	Dowa Holdings Co., Ltd.	2,000	14,079
	East Japan Railway Co.	6	49,665
#	Ebara Corp.	6,000	21,763
	Edion Corp.	1,800	22,478
	Electric Power Development Co., Ltd.	600	21,760
*	Elpida Memory, Inc.	800	27,088
#	Ezaki Glico Co., Ltd.	2,000	20,946
	FamilyMart Co., Ltd.	900	26,753
	Fast Retailing Co., Ltd.	400	26,344
	Foster Electric Co., Ltd.	1,000	29,176
	FP Corp.	700	24,047
	Fuji Electric Holdings Co., Ltd.	9,000	33,390
	Fuji Heavy Industries, Ltd.	15,000	74,866
#	Fuji Soft, Inc.	1,100	18,627
	FUJIFILM Holdings Corp.	3,300	145,750
	Fujikura, Ltd.	6,000	29,863
	Fujitsu, Ltd.	8,000	56,584
	Fukuoka Financial Group, Inc.	12,000	78,141
	Fukuyama Transporting Co., Ltd.	5,000	21,134
	Funai Electric Co., Ltd.	500	21,139
	Furukawa Co., Ltd.	9,000	20,022
	Furukawa Electric Co., Ltd.	15,000	64,872
	Futaba Industrial Co., Ltd.	900	24,527
	GEO Co., Ltd.	9	16,413
	Glory, Ltd.	1,000	27,200
	Godo Steel, Ltd.	6,000	17,660
	GS Yuasa Corp.	10,000	21,444
	H20 Retailing Corp.	4,000	33,418
	Hakuhodo Dy Holdings, Inc.	670	38,998

14

	Hamamatsu Photonics K.K.	700	24,657
	Hankyu Hanshin Holdings, Inc.	19,000	88,277
	Hanwa Co., Ltd.	4,000	19,066
	Heiwa Corp.	1,800	15,335
	Heiwado Co., Ltd.	1,200	21,760
	Higashi-Nippon Bank, Ltd.	6,000	21,591
	Hino Motors, Ltd.	4,000	24,549
	Hirose Electric Co., Ltd.	200	22,583
	HIS Co., Ltd.	1,100	21,362
	Hitachi High-Technologies Corp.	1,900	42,559
	Hitachi Information Systems, Ltd.	1,000	22,761
	Hitachi Kokusai Electric, Inc.	2,000	26,080
	Hitachi Metals, Ltd.	2,000	27,744
#	Hitachi Plant Technologies, Ltd.	4,000	17,429
	Hitachi Software Engineering Co., Ltd.	1,100	23,212
*	Hitachi Zosen Corp.	10,500	15,857
	Hitachi, Ltd. Sponsored ADR	3,000	209,880
	Hokkaido Electric Power Co., Inc.	1,000	22,115
	Hokuhoku Financial Group, Inc.	17,000	55,245
#	Hokuriku Electric Power Co., Inc.	1,000	23,305
	Hokuto Corp.	1,300	21,093
	Honda Motor Co., Ltd. Sponsored ADR	7,100	244,311
	Hosiden Corp.	1,200	20,357
	House Foods Corp.	1,900	33,711
	IBJ Leasing Co., Ltd.	1,000	17,253
#	Idec Corp.	1,300	15,038
	IHI Corp.	32,000	73,691
	Imperial Hotel, Ltd.	450	21,287
	Inaba Denki Sangyo Co., Ltd.	600	22,435
	Isetan Co., Ltd.	4,600	66,838
*	Ishihara Sangyo Kaisha, Ltd.	13,000	20,880
	ITO EN, Ltd.	1,000	23,679
	Itochu Corp.	2,000	21,293
	Itochu Techno-Solutions Corp.	600	21,416
	Itoham Foods, Inc.	5,000	20,497
#	Izumi Co., Ltd.	1,400	22,955
	Izumiya Co., Ltd.	3,000	16,376
*	J Front Retailing Co., Ltd.	2,800	25,426
	Japan Petroleum Exploration Co., Ltd.	300	23,652
	Japan Radio Co., Ltd.	6,000	22,157
	JFE Holdings, Inc.	700	38,600
	Joshin Denki Co., Ltd.	3,000	24,595
	JS Group Corp.	4,100	65,852
	JSR Corp., Tokyo	800	19,384
	JTEKT Corp.	1,100	19,006
	Juroku Bank, Ltd.	9,000	55,567
#	Kadokawa Holdings, Inc.	800	24,236
	Kaga Electronics Co., Ltd.	1,200	17,797
#	Kagome Co., Ltd.	1,300	20,051
	Kajima Corp.	24,000	78,786
	Kamigumi Co., Ltd.	7,000	54,591
	Kaneka Corp.	8,000	66,316

15

*	Kanematsu Corp.	12,000	19,900
	Kansai Electric Power Co., Inc.	1,200	30,786
	Kansai Paint Co., Ltd.	6,000	44,605
	Kao Corp.	1,000	30,303
	Katakura Industries Co., Ltd.	1,100	19,152
	Katokichi Co., Ltd.	3,900	24,820
	Kawasaki Heavy Industries, Ltd.	5,000	16,543
	Kawasaki Kisen Kaisha, Ltd.	2,000	24,026
	KDDI Corp.	4	28,553
	Keihin Corp.	1,100	20,561
	Keihin Electric Express Railway Co., Ltd.	4,000	26,085
	Keio Corp.	6,000	37,735
	Keisei Electric Railway Co., Ltd.	4,000	23,425
*	Kenedix, Inc.	12	22,893
#	Kenwood Corp.	15,000	18,870
	Keyence Corp.	200	46,491
	Kikkoman Corp.	4,000	54,881
	Kinden Corp.	3,000	24,480
	Kintetsu Corp.	7,000	23,294
	Kitz Corp.	3,000	18,493
	Kiyo Holdings, Inc.	15,000	25,227
	Kobe Steel, Ltd.	10,000	32,963
	Kohnan Shoji Co., Ltd.	1,300	21,419
	Koito Manufacturing Co., Ltd.	2,000	27,025
	Kokuyo Co., Ltd.	2,300	20,601
	Komatsu, Ltd.	1,100	33,675
	Komori Corp.	1,000	23,904
	Konica Minolta Holdings, Inc.	1,500	28,634
	Kose Corp.	800	20,549
	Kubota Corp. Sponsored ADR	800	29,584
	Kurabo Industries, Ltd.	8,000	19,763
	Kuraray Co., Ltd.	3,000	37,064
	Kureha Corp.	5,000	26,541
	Kuroda Electric Co., Ltd.	1,300	20,990
	Kyocera Corp. Sponsored ADR	900	80,775
	Kyowa Exeo Corp.	2,000	15,259
	Kyushu Electric Power Co., Inc.	1,900	51,659
	Lawson, Inc.	900	32,884
	Leopalace21 Corp.	700	20,629
	Lintec Corp.	1,100	17,576
	Lion Corp.	4,000	19,087
	Mabuchi Motor Co., Ltd.	700	45,532
#	Maeda Corp.	5,000	16,675
	Maeda Road Construction Co., Ltd.	3,000	24,773
	Makino Milling Machine Co., Ltd.	2,000	15,047
	Maruha Nichiro Holdings, Inc.	12,000	15,956
	MARUI GROUP CO., Ltd.	6,900	70,711
#	Maruichi Steel Tube, Ltd.	1,200	36,554
#	Marusan Securities Co., Ltd.	2,100	21,135
	Matsushita Electric Industrial Co., Ltd.	13,000	264,360
	Matsushita Electric Works, Ltd.	5,000	52,421
	Max Co., Ltd.	2,000	23,357

16

	Mazda Motor Corp.	4,000	21,636
	Meiji Dairies Corp.	8,000	40,349
#	Meiji Seika Kaisha, Ltd.	10,000	44,090
	Meitec Corp.	700	23,481
	Millea Holdings, Inc.	5,200	182,747
	Minebea Co., Ltd.	5,000	31,210
	MISUMI Group, Inc.	1,200	20,969
	Mitsubishi Chemical Holdings Corp.	5,000	40,022
	Mitsubishi Corp.	2,600	75,497
	Mitsubishi Electric Corp.	1,000	11,561
	Mitsubishi Estate Co., Ltd.	2,000	54,085
	Mitsubishi Heavy Industries, Ltd.	11,000	53,562
	Mitsubishi Logistics Corp.	4,000	48,567
	Mitsubishi Materials Corp.	8,000	40,725
	Mitsubishi UFJ Financial Group, Inc.	44,800	442,417
*	Mitsubishi UFJ NICOS Co., Ltd.	11,000	26,554
	Mitsuboshi Belting, Ltd.	4,000	20,401
	Mitsui & Co., Ltd. Sponsored ADR	200	92,000
	Mitsui Chemicals, Inc.	6,000	44,002
	Mitsui Mining and Smelting Co., Ltd.	14,000	60,174
	Mitsui Sumitoma Insurance Co., Ltd.	7,000	76,220
#	Mitsui-Soko Co., Ltd.	4,000	22,689
	Mitsukoshi, Ltd.	6,000	29,229
#	Miura Co., Ltd.	700	16,956
	Mizuho Financial Group, Inc.	9	48,604
	Mizuho Investors Securities Co., Ltd.	12,000	20,190
	Mizuho Trust & Banking Co., Ltd.	12,000	22,112
	Mizuno Corp.	4,000	25,445
#	Modec, Inc.	600	20,030
	Mori Seiki Co., Ltd.	1,100	23,103
	Morinaga & Co., Ltd.	10,000	21,748
#	MOS Food Services, Inc.	1,500	20,230
	Murata Manufacturing Co., Ltd.	400	23,502
	Musashino Bank, Ltd.	1,000	48,797
	Nagase & Co., Ltd.	4,000	45,291
	Nagoya Railroad Co., Ltd.	9,000	26,361
	Namco Bandai Holdings, Inc.	4,900	81,295
	NEC Corp.	31,000	145,852
	Net One Systems Co., Ltd.	18	20,558
	Neturen Co., Ltd., Tokyo	1,500	18,837
#	NGK Spark Plug Co., Ltd.	4,000	71,131
	NHK Spring Co., Ltd.	4,000	40,469
	Nichirei Corp.	6,000	25,022
	Nidec Sankyo Corp.	3,000	25,543
	Nifco, Inc.	900	22,092
	Nihon Dempa Kogyo Co., Ltd.	400	18,538
#	Nihon Nohyaku Co., Ltd.	3,000	19,887
	Nihon Parkerizing Co., Ltd.	2,000	28,624
	Nikon Corp.	1,000	31,341
	Nintendo Co., Ltd.	100	61,404
	Nippo Corp.	3,000	21,521
	Nippon Chemi-Con Corp.	3,000	18,897

17

	Nippon Express Co., Ltd.	12,000	61,738
	Nippon Flour Mills Co., Ltd.	6,000	22,476
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	26,238
	Nippon Light Metal Co., Ltd.	10,000	17,797
	Nippon Meat Packers, Inc.	5,000	49,063
	Nippon Mining Holdings, Inc.	7,000	51,922
	Nippon Mitsubishi Oil Corp.	7,000	58,109
	Nippon Paint Co., Ltd.	5,000	26,863
	Nippon Paper Group, Inc.	23	67,448
	Nippon Seiki Co., Ltd.	1,000	21,627
	Nippon Sheet Glass Co., Ltd.	10,000	55,228
	Nippon Shokubai Co., Ltd.	4,000	38,688
	Nippon Soda Co., Ltd.	5,000	21,798
	Nippon Steel Corp.	7,000	42,445
	Nippon Suisan Kaisha, Ltd.	5,500	29,699
	Nippon Telegraph & Telephone Corp. ADR	1,600	36,160
	Nippon Thompson Co., Ltd.	3,000	22,371
	Nippon Yakin Kogyo Co., Ltd.	2,500	21,153
#	Nipponkoa Insurance Co., Ltd.	11,000	105,407
	Nishimatsu Construction Co., Ltd.	7,000	19,787
	Nishi-Nippon Bank, Ltd.	11,000	30,909
	Nishi-Nippon Railroad Co., Ltd.	6,000	21,539
	Nissan Chemical Industries, Ltd.	2,000	27,422
	Nissan Motor Co., Ltd.	12,000	137,590
	Nissan Shatai Co., Ltd.	3,000	23,663
	Nissay Dowa General Insurance Co., Ltd.	4,000	20,539
	Nisshin Seifun Group, Inc.	5,500	54,295
	Nisshin Steel Co., Ltd.	21,000	79,041
	Nisshinbo Industries, Inc.	5,000	66,625
#	Nissin Food Products Co., Ltd.	1,400	50,020
	Nitta Corp.	1,000	22,238
	Nittetsu Mining Co., Ltd.	3,000	22,052
	Nitto Boseki Co., Ltd.	6,000	16,132
	Nitto Denko Corp.	500	25,967
	Nitto Electric Works, Ltd.	1,400	16,977
	NOF Corp.	5,000	20,256
	NOK Corp.	2,700	54,725
	Nomura Holdings, Inc. ADR	3,400	60,826
	Nomura Research Institute, Ltd.	600	21,353
	Nomura Securities Co., Ltd.	2,900	52,349
	Noritake Co., Ltd.	5,000	21,909
	NTN Corp.	4,000	35,147
	NTT Data Corp.	5	22,815
	NTT DoCoMo, Inc.	73	116,831
	Obayashi Corp.	16,000	81,134
	Odakyu Electric Railway Co., Ltd.	3,000	21,753
	Oiles Corp.	1,000	18,988
	Oji Paper Co., Ltd.	13,000	62,293
	Okasan Holdings, Inc.	4,000	25,622
# *	Oki Electric Industry Co., Ltd.	13,000	22,167
	Okinawa Electric Power Co., Ltd.	400	21,606
	OKUMA Corp.	2,000	23,071

18

#	Okumura Corp.	4,000	18,288
	Omron Corp.	2,400	63,340
	Onward Holdings Co., Ltd.	4,000	43,421
	Oriental Land Co., Ltd.	600	36,533
	Osaka Gas Co., Ltd.	8,000	31,787
	Parco Co., Ltd.	1,500	19,930
#	Paris Miki, Inc.	1,600	21,101
#	Pioneer Electronic Corp.	2,500	23,726
	Press Kogyo Co., Ltd.	5,000	26,345
	Q.P. Corp.	2,200	22,543
#	Rengo Co., Ltd.	4,000	29,947
*	Renown, Inc.	2,700	21,519
	Resorttrust, Inc.	1,000	21,075
	RICOH COMPANY, Ltd.	5,000	95,755
	Riken Corp.	4,000	22,444
	Rinnai Corp.	900	30,819
	Rohm Co., Ltd.	1,600	146,486
	Roland Corp.	700	20,381
	Round One Corp.	9	21,848
	Ryohin Keikaku Co., Ltd.	400	24,718
#	Sagami Railway Co., Ltd.	6,000	21,784
	Saizeriya Co., Ltd.	1,200	19,129
	Sakai Chemical Industry Co., Ltd.	3,000	13,409
	Sanden Corp.	4,000	21,680
	Sanken Electric Co., Ltd.	4,000	21,305
#	Sanki Engineering Co., Ltd.	3,000	17,637
	Sankyo Co., Ltd.	900	40,889
	Sankyo-Tateyama Holdings, Inc.	12,000	14,494
#	Sankyu, Inc., Tokyo	4,000	24,613
	Sanshin Electronics Co., Ltd.	1,500	20,100
	Sanwa Holdings Corp.	4,000	20,289
	Sanyo Chemical Industries, Ltd.	4,000	23,045
	Sanyo Special Steel Co., Ltd.	3,000	20,984
	Sapporo Hokuyo Holdings, Inc.	8	83,102
	Sasebo Heavy Industries Co., Ltd., Tokyo	3,000	17,800
	Sato Corp.	1,100	17,691
	Secom Co., Ltd.	800	44,599
#	Sega Sammy Holdings, Inc.	4,588	58,730
	Seiko Epson Corp.	2,200	49,030
	Seiko Holdings Corp.	4,000	19,081
	Seino Holdings Co., Ltd.	4,000	29,376
	Sekisui Chemical Co., Ltd.	12,000	82,310
	Sekisui House, Ltd.	5,000	63,922
	Seven & I Holdings Co., Ltd.	3,700	92,847
	Sharp Corp., Osaka	2,000	32,945
	Shiga Bank, Ltd.	7,000	51,259
	Shikoku Bank, Ltd.	5,000	20,540
	Shima Seiki Manufacturing Co., Ltd.	400	19,477
	Shimachu Co., Ltd.	1,000	29,717
	Shimano, Inc.	600	22,447
	Shimizu Corp.	10,000	43,162
	Shin-Etsu Chemical Co., Ltd.	500	29,802

19

	Shinko Electric Industries Co., Ltd.	700	15,282
	Shinko Plantech Co., Ltd.	1,300	20,895
	Shinko Securities Co., Ltd.	8,000	35,715
#	Shinsei Bank, Ltd.	14,000	50,340
	Shiseido Co., Ltd.	1,000	23,980
	Shizuoka Bank, Ltd.	9,000	106,827
#	Shochiku Co., Ltd.	3,000	22,715
	Showa Denko KK	6,000	20,745
	Showa Shell Sekiyu K.K.	2,300	26,289
	Sinanen Co., Ltd.	4,000	19,478
	SKY Perfect JSAT Corp.	35	14,862
	SMC Corp.	400	46,276
	SMK Corp.	3,000	25,357
	Snow Brand Milk Products Co., Ltd.	7,000	23,399
	Sohgo Security Services Co., Ltd.	1,500	24,871
	Sompo Japan Insurance, Inc.	13,000	125,851
	Sony Corp. Sponsored ADR	4,600	248,262
	Star Micronics Co., Ltd.	700	18,591
	Sumitomo Bakelite Co., Ltd.	5,000	32,234
	Sumitomo Corp.	3,700	55,798
	Sumitomo Electric Industries, Ltd.	5,800	90,326
	Sumitomo Heavy Industries, Ltd.	2,000	21,694
#	Sumitomo Light Metal Industries, Ltd.	9,000	14,406
	Sumitomo Metal Industries, Ltd., Osaka	5,000	22,304
	Sumitomo Metal Mining Co., Ltd.	1,000	20,862
	Sumitomo Mitsui Financial Group, Inc.	15	129,106
	Sumitomo Realty & Development Co., Ltd.	1,000	30,453
	Sumitomo Rubber Industries, Ltd.	4,300	42,437
	Sumitomo Trust & Banking Co., Ltd.	6,000	49,954
	Sumitomo Warehouse Co., Ltd.	4,000	23,261
	Suruga Bank, Ltd.	4,000	51,152
	Suruga Corp.	1,000	19,017
	SWCC Showa Holdings Co., Ltd.	14,000	19,154
	T&D Holdings, Inc.	900	52,239
	Tadano, Ltd.	2,000	23,146
	Taiheiyo Cement Corp.	24,000	58,504
	Taisei Corp.	25,000	73,928
	Taiyo Nippon Sanso Corp.	3,000	29,518
	Taiyo Yuden Co., Ltd.	2,000	33,868
	Takara Standard Co., Ltd.	4,000	22,140
	Takasago International Corp.	4,000	29,925
	Takasago Thermal Engineering Co., Ltd.	2,000	18,120
	Takashimaya Co., Ltd.	7,000	86,515
	Takuma Co., Ltd.	4,000	17,906
	TDK Corp. Sponsored ADR	1,000	71,050
	Teijin, Ltd.	7,000	30,413
	Tenma Corp.	1,200	21,290
	The 77 Bank, Ltd.	6,000	40,617
	The Aichi Bank, Ltd.	200	17,703
	The Akita Bank, Ltd.	5,000	25,229
	The Awa Bank, Ltd.	5,000	30,034
#	The Bank of Ikeda, Ltd.	500	20,242

20

	The Bank of Iwate, Ltd.	400	25,444
	The Bank of Kyoto, Ltd.	5,000	64,299
	The Bank of Nagoya, Ltd.	4,000	25,590
	The Bank of Okinawa, Ltd.	600	23,356
	The Chiba Bank, Ltd.	12,000	103,450
# *	The Chiba Kogyo Bank, Ltd.	1,500	21,375
	The Chugoku Bank, Ltd.	5,000	77,075
	The Chugoku Electric Power Co., Ltd.	1,200	26,032
	The Chukyo Bank, Ltd.	7,000	21,653
*	The Daiei, Inc.	2,650	16,066
	The Daisan Bank, Ltd.	7,000	23,929
	The Daishi Bank, Ltd.	8,000	33,129
	The Ehime Bank, Ltd.	6,000	22,668
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	19,288
	The Fukui Bank, Ltd.	7,000	22,795
	The Gunma Bank, Ltd.	10,000	73,378
	The Hachijuni Bank, Ltd.	11,000	87,458
	The Higo Bank, Ltd.	5,000	33,705
	The Hiroshima Bank, Ltd.	13,000	76,872
	The Hokkoku Bank, Ltd.	7,000	35,958
	The Hokuetsu Bank, Ltd.	9,000	21,939
	The Hyakugo Bank, Ltd.	4,000	23,617
	The Iyo Bank, Ltd.	7,000	75,354
	The Japan General Estate Co., Ltd.	1,100	18,747
	The Japan Wool Textile Co., Ltd.	3,000	24,113
	The Joyo Bank, Ltd.	7,000	42,207
	The Kagawa Bank, Ltd.	4,000	21,977
	The Kanto Tsukuba Bank, Ltd.	2,900	19,927
	The Keiyo Bank, Ltd.	4,000	24,775
	The Michinoku Bank, Ltd.	7,000	22,524
	The Miyazaki Bank, Ltd.	5,000	21,193
	The Nanto Bank, Ltd.	5,000	28,779
	The Nisshin Oillio Group, Ltd.	5,000	19,206
	The Oita Bank, Ltd.	4,000	24,096
	The San-in Godo Bank, Ltd.	3,000	27,447
	THK Co., Ltd.	3,000	54,768
	TIS, Inc.	1,200	23,839
	TKC Corp.	1,100	19,563
	Toagosei Co., Ltd.	6,000	19,835
	Tobu Railway Co., Ltd.	6,000	29,131
	Tochigi Bank, Ltd.	4,000	23,921
	Toda Corp.	6,000	32,019
	Toho Bank, Ltd.	5,000	20,887
	Toho Co., Ltd.	1,700	38,453
	Toho Titanium Co., Ltd.	600	20,125
	Tohuku Electric Power Co., Inc.	2,100	48,438
	Tokai Carbon Co., Ltd.	2,000	21,780
	Tokushima Bank, Ltd.	3,000	19,044
	Tokuyama Corp.	4,000	41,892
	Tokyo Electric Power Co., Ltd	1,800	49,461
	Tokyo Gas Co., Ltd.	5,000	24,969
#	Tokyo Ohka Kogyo Co., Ltd.	1,000	22,565

21

#	Tokyo Seimitsu Co., Ltd.	700	17,852
	Tokyo Steel Manufacturing Co., Ltd.	1,800	23,233
	Tokyo Style Co., Ltd.	2,000	21,280
	Tokyo Tatemono Co., Ltd.	3,000	35,517
	Tokyo Tomin Bank, Ltd.	700	25,179
	Tokyu Construction Co., Ltd.	4,060	16,932
	Tokyu Corp.	4,000	28,072
	Tokyu Land Corp.	2,000	18,993
	Toppan Forms Co., Ltd.	2,100	20,245
	Toppan Printing Co., Ltd.	9,000	88,403
	Topre Corp.	2,200	23,454
	Topy Industries, Ltd.	7,000	18,789
	Toray Industries, Inc.	5,000	40,586
	Toshiba Corp.	4,000	32,774
	Toshiba TEC Corp.	4,000	26,949
	Tosoh Corp.	4,000	19,637
#	TOTO, Ltd.	7,000	55,961
	Toyo Engineering Corp.	4,000	24,390
	Toyo Kohan Co., Ltd.	4,000	21,444
	Toyo Seikan Kaisha, Ltd.	4,300	75,185
	Toyo Suisan Kaisha, Ltd.	1,000	18,769
	Toyo Tire & Rubber Co., Ltd.	4,000	15,400
	Toyobo Co., Ltd.	19,000	40,491
	Toyoda Gosei Co., Ltd.	600	21,631
	Toyota Auto Body Co., Ltd.	1,300	21,543
	Toyota Motor Corp. Sponsored ADR	2,600	292,890
	Toyota Tsusho Corp.	1,200	34,858
	Trans Cosmos, Inc.	1,200	12,051
	Trend Micro, Inc.	500	20,224
	Tsubakimoto Chain Co.	3,000	19,316
	TV Asahi Corp.	12	18,946
	Ube Industries, Ltd.	13,000	47,395
	Uni-Charm Corp.	400	25,900
	Uniden Corp.	3,000	17,990
	Union Tool Co.	600	20,297
	Unitika, Ltd.	16,000	19,742
	UNY Co., Ltd.	6,000	53,100
	Urban Corp.	1,400	22,807
	Ushio, Inc.	1,700	36,919
	USS Co., Ltd.	340	21,871
#	Wacoal Corp.	2,000	25,768
	West Japan Railway Co.	5	24,396
	Xebio Co., Ltd.	700	22,586
	Yamada Denki Co., Ltd.	430	49,815
	Yamagata Bank, Ltd.	4,000	23,186
	Yamaguchi Financial Group, Inc.	6,000	80,740
	Yamaha Corp.	2,700	65,273
	Yamaha Motor Co., Ltd.	2,300	62,935
	Yamanashi Chuo Bank, Ltd.	4,000	25,135
	Yamatake Corp.	800	22,730
	Yamato Kogyo Co., Ltd.	600	25,822
	Yamato Transport Co., Ltd.	5,000	70,108

22

Yamazaki Baking Co., Ltd.	3,000	30,486
Yaskawa Electric Corp.	2,000	26,395
Yodogawa Steel Works, Ltd.	4,000	21,826
Yokogawa Electric Corp.	3,300	36,696
Yokohama Rubber Co., Ltd.	7,000	43,632
Yoshimoto Kogyo Co., Ltd.	1,400	19,423
Zensho Co., Ltd.	2,000	19,884
Zeon Corp.	2,000	13,327

TOTAL — JAPAN		20,102,789

NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
Aegon NV	23,569	420,777
Arcadis NV	254	18,021
ArcelorMittal	9,042	666,823
ASM International NV	1,438	33,696
ASML Holding NV	2,445	85,455
Boskalis Westminster CVA	833	49,983
Grontmij NV	332	12,254
# Hagemeyer NV	10,351	70,562
Heijmans NV	372	14,309
Hunter Douglas NV	327	23,882
Imtech NV	693	16,742
ING Groep NV Sponsored ADR	3,800	147,364
James Hardie Industries NV Sponsored ADR	600	16,740
Kas Bank NV	70	2,486
* Koninklijke Ahold NV	19,011	270,293
Koninklijke Bam Groep NV	2,021	48,229
Koninklijke KPN NV	6,331	116,402
Koninklijke Philips Electronics NV	10,051	418,389
Nutreco Holding NV	612	37,316
Oce NV	1,378	24,980
Reed Elsevier NV Sponsored ADR	1,100	40,337
SBM Offshore NV	2,086	72,488
Smit Internationale NV	100	10,110
Sns Reaal	3,557	79,220
Telegraaf Media Groep NV	853	29,399
TKH Group NV	794	17,524
Unilever NV	9,603	340,155
USG People NV	783	21,483
Vedior NV	2,998	74,514
Wolters Kluwer NV	7,431	231,122
TOTAL COMMON STOCKS		3,411,055

RIGHTS/WARRANTS — (0.0%)
* Unilever NV Coupons	6,879	—

TOTAL — NETHERLANDS		3,411,055

23

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	10,038	13,832
Contact Energy, Ltd.	7,797	51,645
Fletcher Building, Ltd.	2,183	19,682
Infratil, Ltd.	8,810	18,797
* Infratil, Ltd. Issue 2007 Shares	1,762	2,283
New Zealand Refining Co., Ltd.	3,517	20,641
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	31,198
Trustpower, Ltd.	2,795	18,697

TOTAL — NEW ZEALAND		176,775

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Aker Kvaerner ASA	750	21,355
DNB Nor ASA Series A	6,800	106,220
* Ementor ASA	2,400	16,756
# Leroy Seafood Group ASA	900	16,205
Norsk Hydro ASA Sponsored ADR	3,400	46,908
Orkla ASA	7,600	136,853
Petroleum Geo Services ASA	700	20,056
Prosafe ASA	3,000	51,366
* Renewable Energy Corp. ASA	400	19,539
* Sevan Marine ASA	3,200	42,944
StatoilHydro ASA Sponsored ADR	3,931	127,050
# Storebrand ASA	5,600	62,383
Tandberg ASA Series A	900	20,093
Yara International ASA	1,500	57,011
TOTAL COMMON STOCKS		744,739

RIGHTS/WARRANTS — (0.0%)
* Storebrand ASA Rights 12/10/07	5,600	13,124

TOTAL — NORWAY		757,863

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Banco Comercial Portugues SA	9,325	40,595
Banco Espirito Santo SA	3,652	84,476
Brisa Auto Estradas de Portugal SA	3,774	57,114
Cimpor Cimentos de Portugal SA	3,517	31,325
Energias de Portugal SA	9,374	63,356
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	20,836
* Sonae Industria SGPS SA	1,680	19,000
Sonae SGPS SA	13,955	41,536

TOTAL — PORTUGAL		358,238

24

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Allgreen Properties, Ltd.	19,000	21,275
Cerebos Pacific, Ltd.	8,000	23,836
* Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	2,800	19,936
City Developments, Ltd.	5,000	49,625
Comfortdelgro Corp., Ltd.	21,000	27,757
DBS Group Holdings, Ltd.	7,000	97,384
Delong Holdings, Ltd.	10,000	14,889
Hotel Properties, Ltd.	7,000	18,916
Hyflux, Ltd.	8,000	19,425
Jardine Cycle & Carriage, Ltd.	4,000	58,049
Keppel Corp., Ltd.	3,000	27,939
Keppel Land, Ltd.	5,000	26,004
Keppel Telecommunications and Transportation, Ltd.	6,000	23,879
Kim Eng Holdings, Ltd.	13,000	20,248
Neptune Orient Lines, Ltd.	11,000	31,687
Overseas Chinese Banking Corp., Ltd.	12,000	70,740
SembCorp Industries, Ltd.	14,000	54,257
SembCorp Marine, Ltd.	8,400	25,604
Singapore Airlines, Ltd.	8,600	106,386
Singapore Land, Ltd.	4,000	21,920
Singapore Petroleum Co., Ltd.	4,000	21,015
Singapore Press Holdings, Ltd.	22,000	69,005
Singapore Technologies Engineering, Ltd.	9,000	23,583
Singapore Telecommunications, Ltd.	13,000	34,807
Tat Hong Holdings, Ltd.	10,000	21,912
United Industrial Corp., Ltd.	23,000	41,809
United Overseas Bank, Ltd.	6,000	82,281
UOB-Kay Hian Holdings, Ltd.	12,000	18,057
UOL Group, Ltd.	16,000	50,152
Venture Corp., Ltd.	4,000	34,940
WBL Corp., Ltd.	8,000	21,924
Wheelock Properties (S), Ltd.	13,000	19,408

TOTAL — SINGAPORE		1,198,649

SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
Abengoa SA	505	17,068
Abertis Infraestructuras SA	1,433	47,910
Acciona SA	375	127,286
Actividades de Construccion y Servicios SA	1,262	81,227
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	18,100	449,604
# Banco de Sabadell SA	15,749	183,089
Banco de Valencia SA	739	42,883
Banco Espanol de Credito SA	1,229	27,536
Banco Guipuzcoano SA	1,527	29,811
# Banco Pastor SA	1,452	24,065
# Banco Popular Espanol SA	11,125	196,666
Banco Santander SA Sponsored ADR	40,500	867,510
Cia Espanola de Petroleous SA	1,110	115,582
Construcciones y Auxiliar de Ferrocarriles SA	22	9,812
Enagas SA	2,468	74,445
Fomento de Construcciones y Contratas SA	599	50,600

25

	Gamesa Corporacion Tecnologica SA	707	32,058
	Gas Natural SDG SA	762	46,924
	Gestevision Telecinco SA	837	22,595
	Grupo Empresarial Ence SA	2,018	24,694
	Grupo Ferrovial SA	240	20,529
	Iberdrola SA	8,892	146,541
	Indra Sistemas SA	974	26,606
	Industria de Diseno Textil SA	424	29,477
	La Seda de Barcelona SA	11,551	33,313
*	NH Hoteles SA	1,365	27,314
	Obrascon Huarte Lain SA	479	19,261
	Promotora de Informaciones SA	1,912	33,222
	Prosegur Cia de Seguridad SA	514	18,889
	Red Electrica de Espana SA	954	58,940
	Repsol YPF SA Sponsored ADR	7,300	269,151
*	Sogecable SA	504	17,910
	Sol Melia SA	953	15,902
	SOS Cuetara SA	1,043	21,532
	Telefonica SA Sponsored ADR	1,900	191,273
	Tubacex SA	1,844	19,359
	Union Fenosa SA	464	32,166
	Viscofan SA	830	19,374
	Zardoya Otis SA	980	31,256

TOTAL — SPAIN			3,503,380

SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
	Alfa Laval AB	525	33,847
	Angpanneforeningen AB Series B	700	18,040
	Assa Abloy AB Series B	4,800	99,946
	Atlas Copco AB Series A	3,000	44,140
	Atlas Copco AB Series B	1,800	24,653
	B&B Tools AB	600	15,880
	Bilia AB Series A	1,300	20,308
	Boliden AB	8,001	112,978
	Electrolux AB Series B	2,400	40,440
	Eniro AB	2,578	28,029
	Haldex AB	1,000	17,095
	Hennes & Mauritz AB Series B	1,050	65,567
	Hoganas AB Series B	900	20,946
#	Holmen AB Series B	1,500	57,781
*	Husqvarna AB Series A	1,700	18,234
	Husqvarna AB Series B	2,400	25,726
	JM AB	1,200	24,735
*	LBI International AB	2,800	15,289
# *	Lundin Petroleum AB	6,000	67,646
	Modern Times Group AB Series B	450	29,451
	NCC AB Series B	1,600	33,449
	Nordea Bank AB	17,701	297,415
	Sandvik AB	3,993	72,312
	Scania AB Series B	1,500	37,504

26

	Securitas AB Series B	3,324	45,389
	Skandinaviska Enskilda Banken AB Series A	6,914	193,279
	Skanska AB Series B	9,455	183,672
	SKF AB Series B	1,600	28,224
	Skistar AB	883	15,220
	SSAB Svenskt Stal AB Series A	700	19,214
	SSAB Svenskt Stal AB Series B	700	17,470
	Svenska Cellulosa AB Series B	9,217	164,422
	Svenska Handelsbanken AB Series A	7,472	237,621
*	Swedbank AB Series A	5,862	188,956
	Tele2 AB Series B	5,001	114,136
	Telefonaktiebolaget LM Erricson Sponsored ADR	6,900	168,774
	TeliaSonera AB	16,349	156,231
	Trelleborg AB Series B	1,400	31,194
	Volvo AB Series A	2,200	37,330
	Volvo AB Series B	6,532	111,275

TOTAL — SWEDEN			2,933,818

SWITZERLAND — (5.4%)
COMMON STOCKS — (5.4%)
	A. Hiestad Holding AG	9	21,877
	ABB, Ltd. Sponsored ADR	6,500	190,970
	Adecco SA	1,853	103,321
	Baloise-Holding AG	1,560	150,781
	Bank Sarasin & Cie Series B	7	33,335
	Banque Cantonale Vaudoise	54	25,378
	Barry Callebaut AG	34	26,510
	Bobst Group AG	277	19,114
	Bucher Industries AG	173	42,867
	Ciba Specialty Chemicals AG	1,325	59,983
	Clariant AG	6,413	56,640
	Compagnie Financiere Richemont AG Series A	6,895	473,909
	Credit Suisse Group Sponsored ADR	2,400	144,768
*	Dufry Group	227	22,106
*	Efg International	1,159	47,168
	Ems-Chemie Holding AG	265	38,580
	Flughafen Zuerich AG	73	29,018
	Forbo Holding AG	50	30,074
	George Fisher AG	75	49,416
	Givaudan SA	172	165,650
	Gurit Holding AG	16	12,368
	Helvetia Holding AG	150	50,460
	Holcim, Ltd.	3,569	384,109
	Jelmoli Holding AG	13	31,572
	Julius Baer Holdings, Ltd. AG	1,643	139,038
	Kuoni Reisen Holding AG	48	25,393
	Lindt & Spruengli AG	1	33,699
	Nestle SA	1,723	828,427
*	Panalpina Welttransport Holding AG	158	28,657
	Rieters Holdings AG	124	61,652
	Schweizerische National Versicherungs Gesellschaft	26	18,042

27

SGS SA	40	49,867
Sika AG	34	63,322
St. Galler Kantonalbank	70	29,643
Sulzer AG	46	69,551
Swatch Group AG	139	39,008
Swiss Life Holding	1,010	284,414
Swiss Re	5,759	427,328
Syngenta AG ADR	5,800	287,390
UBS AG	4,558	230,869
Valiant Holding AG	297	46,415
Vontobel Holdings AG	600	29,445
Zurich Financial SVCS AG	2,353	685,762

TOTAL — SWITZERLAND		5,587,896

UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Aberdeen Asset Management P.L.C.	16,024	55,223
Aga Foodservice Group P.L.C.	2,291	17,675
Aggreko P.L.C.	1,979	20,619
Alliance & Leicester P.L.C.	2,461	36,887
Amec P.L.C.	3,246	51,215
Amlin P.L.C.	13,456	85,434
Anglo American P.L.C.	3,516	236,913
Antofagasta P.L.C.	2,036	31,924
ARM Holdings P.L.C. Sponsored ADR	7,300	60,079
Arriva P.L.C.	5,063	84,939
Ashtead Group P.L.C.	14,650	22,904
Associated British Foods P.L.C.	5,660	103,165
Atkins WS P.L.C.	1,777	44,148
* Autonomy Corp. P.L.C.	1,503	24,647
Aveva Group P.L.C.	1,057	20,543
Aviva P.L.C.	34,218	479,418
Babcock International Group P.L.C.	2,688	32,574
BAE Systems P.L.C.	38,606	364,966
Balfour Beatty P.L.C.	6,343	63,723
Barclays P.L.C. Sponsored ADR	13,100	607,316
Barratt Developments P.L.C.	7,997	76,361
BBA Aviation P.L.C.	10,521	47,214
Beazley Group P.L.C.	9,108	30,837
Bellway P.L.C.	2,995	59,731
BG Group P.L.C.	2,990	62,609
BG Group P.L.C. Sponsored ADR	1,400	146,520
BHP Billiton P.L.C. ADR	3,200	213,632
Bodycote International P.L.C.	8,462	43,112
BP P.L.C. Sponsored ADR	18,900	1,374,786
Bradford & Bingley P.L.C.	11,247	69,542
Brewin Dolphin Holdings P.L.C.	4,630	16,261
Brit Insurance Holdings P.L.C.	8,280	43,671
British Energy Group P.L.C.	4,040	43,337
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	61,464
* Britvic P.L.C.	2,726	19,414

28

	BSS Group P.L.C.	3,111	28,431
	BT Group P.L.C. Sponsored ADR	2,400	141,288
	Bunzl P.L.C.	3,184	46,844
	Burberry Group P.L.C.	3,637	42,966
	Cable and Wireless P.L.C.	21,206	82,044
	Cadbury Schweppes P.L.C. Sponsored ADR	3,100	159,867
*	Cairn Energy P.L.C.	1,905	91,978
	Capita Group PLC	2,990	45,575
	Carillion P.L.C.	4,655	35,364
	Carnival P.L.C. ADR	2,700	118,314
	Carphone Warehouse Group P.L.C.	5,939	44,657
	Centrica P.L.C.	14,387	107,562
*	Charter P.L.C.	1,956	34,695
	Chloride Group P.L.C.	5,862	22,507
	Close Brothers Group P.L.C.	2,264	41,922
	Cobham P.L.C.	11,022	47,141
	Compass Group P.L.C.	24,559	160,893
	Cookson Group P.L.C.	1,890	28,973
	Croda International P.L.C.	1,405	16,807
*	CSR P.L.C.	2,830	37,025
	Daily Mail & General Trust P.L.C. Series A	2,523	28,842
*	Dana Petroleum P.L.C.	2,138	58,175
	Davis Service Group P.L.C.	4,657	50,608
	De La Rue P.L.C.	1,754	31,441
	Dignity P.L.C.	672	10,943
	Domino Printing Sciences P.L.C.	2,941	16,030
	Drax Group P.L.C.	4,837	67,796
	DS Smith P.L.C.	10,291	44,414
	DSG International P.L.C.	49,297	114,155
	Emap P.L.C.	1,813	30,991
	Enodis P.L.C.	5,319	18,840
	Enterprise Inns P.L.C.	11,823	129,308
	Experian Group, Ltd.	4,419	38,604
	Expro International Group P.L.C.	2,357	49,150
	Fenner P.L.C.	3,512	17,064
	Filtrona P.L.C.	4,670	21,384
	Findel P.L.C.	1,414	17,814
	Firstgroup P.L.C.	1,786	26,030
	FKI P.L.C.	15,390	24,463
	G4S P.L.C.	31,351	140,563
*	Galiform P.L.C.	7,492	14,388
	Game Group P.L.C.	10,090	40,878
	GKN P.L.C.	19,127	125,790
	Go-Ahead Group P.L.C.	487	24,761
	Halfords Group P.L.C.	4,424	28,275
	Halma P.L.C.	3,807	16,772
	Hays P.L.C.	7,814	20,437
	HBOS P.L.C.	6,104	100,077
	Helphire P.L.C.	2,631	20,386
	Henderson Group P.L.C.	12,095	35,737
	Home Retail Group	5,486	39,108
	Homeserve P.L.C.	565	20,678

29

	HSBC Holdings P.L.C. Sponsored ADR	15,600	1,333,800
	Hunting P.L.C.	2,655	38,264
	Huntsworth P.L.C.	9,410	15,538
	ICAP P.L.C.	5,091	72,170
	IG Group Holdings P.L.C.	3,367	28,295
	IMI P.L.C.	7,064	65,625
	Informa P.L.C.	4,467	40,722
	Inmarsat P.L.C.	3,198	31,237
*	Innovation Group P.L.C.	28,710	18,137
	International Power P.L.C.	16,768	160,928
	Interserve P.L.C.	2,216	21,477
	Intertek Group P.L.C.	2,205	40,995
*	Invensys P.L.C.	5,798	29,673
	Invesco P.L.C. Sponsored ADR	4,300	112,875
	ITV P.L.C.	41,230	72,556
	Jardine Lloyd Thompson Group P.L.C.	2,600	19,104
	JJB Sports P.L.C.	5,642	16,092
	JKX Oil and Gas P.L.C.	3,242	24,811
	John Wood Group P.L.C.	5,060	42,703
	Johnson Matthey P.L.C.	859	30,463
	Johnston Press P.L.C.	4,862	26,739
	Kazakhmys P.L.C.	2,728	75,200
	Kelda Group P.L.C.	3,047	67,480
	Keller Group P.L.C.	1,423	23,833
	Kingfisher P.L.C.	37,567	117,612
	Laird Group P.L.C.	4,593	55,333
	Legal and General Group P.L.C.	91,449	243,777
	Lloyds TSB Group P.L.C. Sponsored ADR	1,200	48,936
	London Stock Exchange Group P.L.C.	1,107	40,511
	Lonmin P.L.C.	640	42,774
	Low & Bonar P.L.C.	7,100	16,688
	Man Group P.L.C.	6,662	70,606
	Marks & Spencer Group P.L.C.	6,969	83,560
	Marshalls P.L.C.	2,962	17,662
	Meggitt P.L.C.	17,826	113,975
	Michael Page International P.L.C.	4,900	32,939
	Millennium and Copthorne Hotels P.L.C.	3,861	36,902
	Misys P.L.C.	5,545	22,888
	Mitie Group P.L.C.	7,518	42,542
	Morgan Crucible Co. P.L.C.	3,198	17,191
	Morgan Sindall P.L.C.	778	19,328
	National Express Group P.L.C.	1,032	25,119
	National Grid P.L.C. Sponsored ADR	1,200	101,388
	Next P.L.C.	604	21,605
	Northern Foods P.L.C.	9,001	17,609
	Northgate P.L.C.	1,850	28,385
	Northumbrian Water Group P.L.C.	6,594	47,517
*	Novae Group P.L.C.	26,398	17,361
	Old Mutual P.L.C.	53,126	183,990
	Pearson P.L.C. Sponsored ADR	12,900	198,660
	Pennon Group P.L.C.	3,850	53,458
	Persimmon P.L.C.	6,696	109,800

30

	Prudential P.L.C. ADR	6,900	192,924
	Punch Taverns P.L.C.	7,220	121,866
	Rathbone Brothers P.L.C.	754	17,089
	Reed Elsevier P.L.C. Sponsored ADR	1,300	65,299
	Regus Group P.L.C.	13,221	22,296
	Rentokil Initial P.L.C.	20,074	62,130
	Rexam P.L.C.	10,239	102,418
	Rio Tinto P.L.C. Sponsored ADR	500	233,740
*	Rolls-Royce Group P.L.C. (3283648)	20,960	227,590
*	Rolls-Royce Group P.L.C. (B27Y7Y1)	376,043	773
	Rotork P.L.C.	944	19,081
	Royal & Sun Alliance Insurance Group P.L.C.	20,688	63,094
	Royal Bank of Scotland Group P.L.C.	19,007	179,468
	Royal Dutch Shell P.L.C. ADR	19,700	1,588,608
	RPS Group P.L.C.	5,472	33,949
	Sage Group P.L.C.	26,274	116,409
	Schroders P.L.C.	1,838	50,509
	Schroders P.L.C. Non-Voting	871	21,017
	Scottish & Southern Energy P.L.C.	3,532	115,434
	Senior P.L.C.	9,084	20,720
	Serco Group P.L.C.	7,105	69,449
	Severfield-Rowen P.L.C.	1,606	16,691
	Severn Trent P.L.C.	1,705	54,896
	Shanks Group P.L.C.	8,224	37,124
	SIG P.L.C.	3,444	61,202
	Signet Group P.L.C. Sponsored ADR	4,500	58,320
	Smiths Group P.L.C.	2,834	62,180
*	Soco International P.L.C.	876	41,862
	Spectris P.L.C.	2,815	44,388
	Speedy Hire P.L.C.	1,158	20,398
	Spirax-Sarco Engineering P.L.C.	1,500	29,667
*	Spirent Communications P.L.C.	14,098	18,334
	ST Modwen Properties P.L.C.	2,368	20,623
	St. Jame’s Place P.L.C.	4,098	25,611
	Stagecoach Group P.L.C.	11,463	58,184
	Standard Chartered P.L.C.	8,642	339,907
	Taylor Wimpey P.L.C.	25,742	108,875
	Tesco P.L.C.	20,783	204,748
	The Weir Group P.L.C.	4,491	72,194
	Tomkins P.L.C. Sponsored ADR	2,300	36,639
	Travis Perkins P.L.C.	3,041	83,100
	Trinity Mirror P.L.C.	7,656	53,258
	Tullow Oil P.L.C.	2,938	40,549
*	UK Coal P.L.C.	3,777	32,956
	Ultra Electronics Holdings P.L.C.	795	19,382
	Umeco P.L.C.	1,615	20,099
	Unilever P.L.C. Sponsored ADR	6,900	251,781
	United Business Media P.L.C.	5,369	70,494
	United Utilities P.L.C.	2,542	39,173
	Vedanta Resources P.L.C.	544	25,751
	Vodafone Group P.L.C. Sponsored ADR	34,900	1,300,025
	VT Group P.L.C.	2,055	27,216

31

WH Smith P.L.C.	5,058	33,063
Whitbread P.L.C.	2,547	75,335
William Morrison Supermarkets P.L.C.	34,087	216,231
Wincanton P.L.C.	2,286	18,896
Wolseley P.L.C. ADR	2,900	41,673
WPP Group P.L.C. Sponsored ADR	2,500	158,125
WSP Group P.L.C.	1,365	19,294
Xstrata P.L.C.	4,543	319,034
Yell Group P.L.C.	12,406	106,264

TOTAL — UNITED KINGDOM		19,335,796

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $85,000 FNMA 5.58%, 03/25/37, valued at $62,453) to be repurchased at $58,021	$58	58,000

SECURITIES LENDING COLLATERAL — (6.7%)
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $16,085,000 FNMA 5.500%, 03/01/33, valued at $7,033,744) to be repurchased at $6,898,270	6,896	6,895,609

TOTAL INVESTMENTS - (100.0%)
(Cost $102,395,474)		$102,538,232

See accompanying Notes to Financial Statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

DFA Investment Dimensions Group Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed U.S. Small Targeted Value Portfolio (formerly Tax-Managed U.S. Small Cap Value Portfolio), Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio, International Real Estate Securities Portfolio, DFA Inflation-Protected Securities Portfolio, California Short-Term Municipal Bond Portfolio, CSTG&E International Social Core Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, TA US Core Equity 2 portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Funds”) as of November 30, 2007, and for the year then ended and have issued our unqualified report thereon dated January 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Funds’ investment portfolios (the “Portfolios”) as of November 30, 2007 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of November 30, 2007, and for the year then ended and have issued our unqualified report thereon dated January 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series’ investment portfolios (the “Portfolios”) as of November 30, 2007 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the “Fund”) as of November 30, 2007, and for the year then ended and have issued our unqualified report thereon dated January 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of November 30, 2007 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2008

ITEM 7.                                                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                                                    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                                                    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                                              SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                                              CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                                              EXHIBITS.

(a)(1)                   Code of Ethics is filed herewith.

(a)(2)                   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                   This item is not applicable.

(b)                                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: January 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 30, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: January 30, 2008